UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JACKSON®

Annual Report

DECEMBER 31, 2021

JNL Series Trust

Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
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This report is for the general information of qualified plan participants, as well as contract/policy owners of Perspective, Perspective II®, Perspective Advantage, Perspective Advisors, Perspective Advisors II, Perspective Advisory®, Perspective Advisory II®, Perspective Focus®, Perspective L Series, Perspective Rewards®, Fifth Third Perspective, Retirement Latitudes®, Curiangard, Elite Access®, Elite Access II®, Elite Access Advisory®, Elite Access Advisory II®, Jackson Advantage®, Jackson Private Wealth®, Defined Strategies, Jackson Retirement Investment Annuity℠, Perspective Investor® VUL, Ultimate Investor® VUL, Jackson Advisor VUL, Perspective (New York), Perspective II (New York), Perspective Advisors (New York), Perspective Advisors II (New York), Perspective Advisory (New York), Perspective Advisory II (New York), Perspective Focus (New York), Perspective L Series (New York), Perspective Rewards (New York), Curiangard (New York), Elite Access (New York), Elite Access II (New York), Elite Access Advisory (New York), Elite Access Advisory II (New York), Jackson Advantage (New York), Jackson Retirement Investment Annuity (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products.

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JNL Series Trust

December 31, 2021

JNL Series Trust including: JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL iShares Tactical Growth Fund®, JNL iShares Tactical Moderate Fund®, JNL iShares Tactical Moderate Growth Fund®, JNL/Vanguard Growth ETF Allocation Fund®, JNL/Vanguard Moderate ETF Allocation Fund®, JNL/Vanguard Moderate Growth ETF Allocation Fund®, JNL Bond Index Fund®, JNL Emerging Markets Index Fund®, JNL International Index Fund®, JNL Mid Cap Index Fund®, JNL Small Cap Index Fund®, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund®, JNL/AQR Large Cap Defensive Style Fund, JNL/Baillie Gifford International Growth Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine Total Return Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs 4 Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/JPMorgan U.S. Value Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Communication Services Sector Fund®, JNL/Mellon Consumer Discretionary Sector Fund®, JNL/Mellon Consumer Staples Sector Fund®, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund®, JNL/Mellon Equity Income Fund®, JNL/Mellon Financial Sector Fund®, JNL/Mellon Healthcare Sector Fund®, JNL/Mellon Industrials Sector Fund®, JNL/Mellon Information Technology Sector Fund®, JNL/Mellon Materials Sector Fund®, JNL/Mellon MSCI KLD 400 Social Index Fund®, JNL/Mellon Nasdaq 100 Index Fund®, JNL/Mellon Real Estate Sector Fund®, JNL/Mellon S&P 500 Index Fund®, JNL/Mellon U.S. Stock Market Index Fund®, JNL/Mellon Utilities Sector Fund®, JNL/Mellon World Index Fund®, JNL/MFS Mid Cap Value Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund®, JNL/Morningstar Wide Moat Index Fund®, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust

December 31, 2021

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Series Trust for the year ended December 31, 2021, together with Management’s Discussion of Fund Performance for each of the Funds.

Years from now, when people look back at 2021 and the market returns, they will see that it was quite the exceptional year for equity investors and think that everything must have gone right. Having just lived through it all, we know better in that it was the year when practically all the forecasts and expectations turned out to be wrong but that did not matter to stocks. Despite the widespread deployment of vaccines, the COVID virus is still with us though in different variants. While the economy has recovered from its pandemic lows, it has not fully re-opened or returned to firing on all cylinders. Life has not fully returned to normal, but it still goes on.

If 2020 was the year of fragility and resilience, then 2021 must surely have been the year of patience. A lot has been asked of the world in dealing with COVID, and it too shall eventually pass even if not as quickly as we would like. Patience is a trait critical to investors since much of what we think we know and what experts predict will happen in the markets does not come to pass. Investing requires planning and discipline as well as the conviction to ride out unexpected events or results over the short-term. We hope that the Funds we offer using best-in-class managers aid you in staying the course by following a disciplined, long-term plan for your retirement needs.

Even with the strong overall stock gains in 2021, our hope is that COVID finally recedes, allowing for a return to normalcy that leads to a stronger, more balanced, and comprehensive economic recovery from which everyone can benefit. Many have likely suffered in some way from the pandemic and lockdowns, and while possibly of small comfort we appreciate the opportunity to serve you and help meet your retirement goals.

Thank you for choosing Jackson and the JNL Funds for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Series Trust Market Summary

Major Indices Returns for the Year Ended December 31, 2021

Domestic Equity		Developed International Equity
S&P 500 Index	28.71%	MSCI All Country World ex-USA Index (Net)	7.82%
S&P MidCap 400 Index	24.76	MSCI EAFE Index (Net)	11.26
MSCI USA Index	26.97
MSCI USA Mid Cap Index	25.52	Emerging Markets
MSCI USA Small Cap Index	19.56	MSCI Emerging Markets Index (Net)	-2.54%

Fixed Income		Alternative Assets
Bloomberg Barclays Global Aggregate Index	-4.71%	Bloomberg Commodity Index	27.11%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.54	Morningstar US Real Estate Sector Index	38.28
Bloomberg Barclays U.S. Credit Bond Index	-1.08
		Alternative Strategy
		Wilshire Liquid Alternative Index	4.70%

Domestic Equity: It was a strong year for U.S. stocks despite up-and-down economic activity and data stemming from ongoing outbreaks and new variants of COVID-19. Continued government fiscal and monetary support, plus quickly recovering company earnings, drove positive market sentiment for most of the year. The widespread deployment of vaccines eased the concerns of many, but the persistence of the virus, and various methods employed to control it, contributed to a stop-start feel to the economic recovery. This was most visible in global supply shocks for goods and commodities and a significant rise in aggregate consumer price measures. Historically, however, moderate inflation has tended to be favorable to stocks as companies can typically pass on higher costs to the end consumer and investors seek the higher return of equities over bonds.

There was a fair amount of dispersion within the U.S. equity market, however, as not all areas and styles benefited equally from the variable re-opening and recovery. Large-cap stocks delivered the highest returns overall, mostly evenly distributed between value- and growth-oriented companies. This was not true further down the market-cap spectrum as value significantly outperformed growth among mid- and small-cap stocks. On a sector level within the S&P 500 Index, Energy, Real Estate, and Financials were the top-performing areas after being among the laggards in 2020. But Information Technology was not far behind as Big Tech companies continued to dominate major indices. Utilities, Consumer Staples, and Industrials were the biggest laggards despite the promise of an economic recovery boosting their fortunes.

Fixed Income: The broad-market Bloomberg U.S. Aggregate Bond Index was negative for the year. The development and deployment of COVID vaccines and the expectation of a full economic recovery early in the year led investors to sell bonds, which in turn contributed to rising interest rates that prompted even more selling. Mixed economic results dampened the spike in interest rates by mid-year only for consumer price inflation to raise concerns later on. More interest-rate sensitive areas of the market, such as government and investment grade bonds, bore the brunt of the sell-off. Meanwhile, Inflation-Protected Treasury Securities (TIPS) and high-yield bonds flourished in 2021, the latter being more credit-sensitive and appealing to investors seeking securities offering higher income.

Developed International Equity: Foreign developed market stocks lagged the U.S. by a fair margin throughout the year as whatever issues the U.S. faced seemed to be magnified elsewhere. Economic lockdowns were either more stringent or government support less powerful in other developed markets. Foreign developed markets also tend to be more export-driven and seemed to suffer more from lockdowns in end markets as well as supply-chain difficulties for raw materials parts needed to drive production.

Emerging Markets: Emerging markets fared even worse than developed markets in posting negative returns overall for the year. They too suffered from the lockdowns in end markets that hurt heavily export-dependent countries, but also had to deal with the added difficulty of a government crackdown in China. Fearing an excess amount of debt fueled largely by a bubbling real estate market and wishing to re-assert control over the economy, government actions weighed heavily on real estate, financials, online education, and the listing of Chinese companies on foreign exchanges. The sheer size of its population and economy means that the impact of China is significant on other emerging market countries and the overall index.

Alternatives: Alternative investment strategies delivered decent returns overall that made the category a viable alternative to the vulnerability of traditional bonds to rising interest rates. The star of the year, however, were alternative assets, namely commodities and real estate, that mostly matched or surpassed the performance of large-cap U.S. equities. Alternative assets likely benefitted from attractive beginning valuations after a difficult 2020 but were also boosted by supply-chain constraints and the resulting price spikes that drove industrial demand higher from those seeking to maintain access to needed materials.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Balanced Fund

Composition as of December 31, 2021:
Global Balanced	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Balanced Fund underperformed its primary benchmark by posting a return of 14.71% for Class A shares compared to 28.71% for the S&P 500 Index. The Fund underperformed its blended benchmark return of 15.86% for the 60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Bond Fund of America Fund

Composition as of December 31, 2021:
Domestic Fixed Income	100.0%
Total Investments	100.0%

For the period April 26, 2021 through December 31, 2021, JNL/American Funds Bond Fund of America Fund outperformed its primary benchmark by posting a return of 1.10% for Class A shares compared to 0.92% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond Fund of America® (“Master Fund”).The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Capital Income Builder Fund

Composition as of December 31, 2021:
Global Balanced	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Capital Income Builder Fund underperformed its primary benchmark by posting a return of 14.53% for Class A shares compared to 18.57% for the Morningstar Global Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 18.54%. The Fund outperformed its blended benchmark return of 12.27% for the 70% Morningstar Global Target Market Exposure Index (Net), 30% Bloomberg US Aggregate Bond Index.

The Fund seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Capital World Bond Fund

Composition as of December 31, 2021:
Global Fixed Income	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Capital World Bond Fund underperformed its primary benchmark by posting a return of -5.33% for Class A shares compared to -4.71% for the Bloomberg Barclays Global Aggregate Index. The Fund underperformed its other benchmark return of 7.04% for the Consumer Price Index.

The Fund seeks, over the long-term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital World Bond FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Growth Fund

Composition as of December 31, 2021:
Global Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Global Growth Fund underperformed its primary benchmark by posting a return of 16.08% for Class A shares compared to 18.57% for the Morningstar Global Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 18.54%.

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Growth FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Global Small Capitalization Fund

Composition as of December 31, 2021:
Global Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Global Small Capitalization Fund underperformed its primary benchmark by posting a return of 6.38% for Class A shares compared to 13.50% for the Morningstar Global Small Cap Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World Small Cap Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 16.09%.

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Growth Fund

Composition as of December 31, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Growth Fund underperformed its primary benchmark by posting a return of 21.61% for Class A shares compared to 28.71% for the S&P 500 Index.

The Fund seeks growth of capital through exclusive investment in Class 1 shares of American Funds Insurance Series® - Growth

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

FundSM (the “Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Growth-Income Fund

Composition as of December 31, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Growth-Income Fund underperformed its primary benchmark by posting a return of 23.65% for Class A shares compared to 28.71% for the S&P 500 Index.

The Fund seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth Income FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds International Fund

Composition as of December 31, 2021:
International Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds International Fund underperformed its primary benchmark by posting a return of -1.82% for Class A shares compared to 8.24% for the Morningstar Global ex-US Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World ex USA Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 7.82%.

The Fund seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds New World Fund

Composition as of December 31, 2021:
Emerging Markets Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds New World Fund underperformed its primary benchmark by posting a return of 4.46% for Class A shares compared to 18.57% for the Morningstar Global Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 18.54%. The Fund outperformed its other benchmark return of -1.77% for the Morningstar Emerging Markets Target Market Exposure Index (Net).

The Fund seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Washington Mutual Investors Fund

Composition as of December 31, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Washington Mutual Investors Fund underperformed its primary benchmark by posting a return of 27.31% for Class A shares compared to 28.71% for the S&P 500 Index.

The Fund (“Feeder Fund”) seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Washington Mutual Investors Fund SM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary, are provided separately and should be read in conjunction with the Fund’s financial statements.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Balanced Fund

††60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A		Class I
1 Year	14.71%	1 Year	15.08%
5 Year	11.50	5 Year	11.83
10 Year	8.95	10 Year	9.22
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Bond Fund of America Fund

Total Return*
Class A‡		Class I†
Since Inception	1.10%	Since Inception	1.30%
‡Inception date April 26, 2021
†Inception date April 26, 2021
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Capital Income Builder Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World Index (Net) to the Morningstar Global Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

††70% Morningstar Global Target Market Exposure Index (Net), 30% Bloomberg US Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	14.53%	1 Year	14.94%
Since Inception	8.45	Since Inception	8.81
‡Inception date August 13, 2018
†Inception date August 13, 2018
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Capital World Bond Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-5.33%	1 Year	-5.01%
5 Year	3.17	5 Year	3.46
10 Year	1.75	10 Year	2.02
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Global Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World Index (Net) to the Morningstar Global Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	16.08%	1 Year	16.46%
5 Year	19.38	5 Year	N/A
Since Inception	13.76	Since Inception	17.10
‡Inception date September 16, 2013
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Global Small Capitalization Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World Small Cap Index (Net) to the Morningstar Global Markets Small Cap Target Market Eposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A		Class I
1 Year	6.38%	1 Year	6.71%
5 Year	15.10	5 Year	15.43
10 Year	12.17	10 Year	12.44
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds Growth Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	21.61%	1 Year	21.97%
5 Year	25.02	5 Year	N/A
Since Inception	18.32	Since Inception	24.93
‡Inception date February 06, 2012
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Growth-Income Fund

Average Annual Total Returns*
Class A		Class I
1 Year	23.65%	1 Year	24.01%
5 Year	15.95	5 Year	16.28
10 Year	14.95	10 Year	15.23
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds International Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World ex USA Index (Net) to the Morningstar Global ex-US Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A		Class I
1 Year	-1.82%	1 Year	-1.56%
5 Year	9.22	5 Year	9.54
10 Year	7.71	10 Year	7.96
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Feeder Funds Capital Research and Management Company (Unaudited)

JNL/American Funds New World Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World Index (Net) to the Morningstar Global Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A		Class I
1 Year	4.46%	1 Year	4.78%
5 Year	12.78	5 Year	13.12
10 Year	8.23	10 Year	8.50
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Washington Mutual Investors Fund

Average Annual Total Returns*
Class A		Class I
1 Year	27.31%	1 Year	27.70%
5 Year	12.12	5 Year	12.45
10 Year	13.35	10 Year	13.62
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Feeder Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Bond Index Fund

Composition as of December 31, 2021:
Domestic Fixed Income	100.0%
Total Investments	100.0%

Effective April 26, 2021, the Fund became a Feeder Fund. Prior to April 26, 2021, the Fund was sub-advised by Mellon Investments Corporation and held securities selected by the Sub-Adviser and was considered a “Sub-Advised Fund.” On April 26, 2021, the Fund received shares of the Master Fund in exchange for cash and securities in the Sub-Advised Fund.

For the period from January 1, 2021 to April 25, 2021, the Fund posted a return of -2.56% for Class A shares compared to -2.43% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the fund is to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). The Fund is constructed utilizing a combination of stratified sampling, characteristics matching, and replication in order to match the key performance driving characteristics of the Index.

Developed fixed income markets were down for the period. Economic data took center stage while the vaccine rollout continued, and social restrictions eased. The U.S. Federal Reserve (“Fed”) continued their dovish tone and kept rates steady during the month. Fed Chairman Jerome Powell stated that while the labor market is strengthening, the central bank would continue supporting the economy. Jobless claims fell also fell thanks to a revival in consumer spending. The yield on the benchmark 10-year Treasury note rose year to date to 1.58%. Through April 30, the Bloomberg Global Aggregate Hedged Index fell by -2.21% and the Bloomberg Global Aggregate Unhedged Index fell by -3.25%. Corporate spreads returned 1.08% as of April 30, 2021, which the securitized sector posted year-to-date excess returns of 0.30%.

For the period April 26, 2021 through December 31, 2021, the Fund posted a return of 0.40% for Class A shares compared to 0.92% for the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”). The investment objective of the Fund is to track the performance of the Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Schedules of Investments and Financial Statements for the Master Fund are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/Mellon Emerging Markets Index Fund

Composition as of December 31, 2021:
Emerging Markets Equity	100.0%
Total Investments	100.0%

Effective April 26, 2021, the Fund became a Feeder Fund. Prior to April 26, 2021, the Fund was sub-advised by Mellon Investments Corporation and held securities selected by the Sub-Adviser and was considered a “Sub-Advised Fund.” On April 26, 2021, the Fund received shares of the Master Fund in exchange for cash and securities in the Sub-Advised Fund.

For the period from January 1, 2021 to April 25, 2021, the Fund posted a return of 5.30% for Class A shares compared to 5.23% for the MSCI Emerging Markets Index (Net). The investment objective of the Fund was to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invested under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the MSCI Emerging Markets Index (Net) (“Index”), including depositary receipts representing securities of the Index, which may be in the form of American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. The Fund attempted to replicate the performance of the Index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure, over the long-term. Derivatives did not have a meaningful impact on the Fund’s performance during the period.

For the period April 26, 2021 through December 31, 2021, the Fund posted a return of -8.36% for Class A shares compared to -6.69% for the Morningstar Emerging Markets Target Market Exposure Index (Net). The investment objective of the Fund is to track the performance of the Morningstar Emerging Markets Target Market Exposure Index (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets through exclusive investment in shares of the JNL Emerging Markets Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Schedules of Investments and Financial Statements for the Master Fund are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/Mellon International Index Fund

Composition as of December 31, 2021:
International Equity	100.0%
Total Investments	100.0%

Effective April 26, 2021, the Fund became a Feeder Fund. Prior to April 26, 2021, the Fund was sub-advised by Mellon Investments Corporation and held securities selected by the Sub-Adviser and was considered a “Sub-Advised Fund.” On April 26, 2021, the Fund received shares of the Master Fund in exchange for cash and securities in the Sub-Advised Fund.

For the period from January 1, 2021 to April 25, 2021, the Fund posted a return of 7.73% for Class A shares compared to 7.41% for the MSCI EAFE Index (“Index”). The investment objective of the Fund was to track the performance of the Index. The Fund was constructed to mirror the Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the Index. The Fund invested under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Fund sought to match the performance and characteristics of the Index. Derivatives did not have meaningful impact on the Fund’s performance during the period.

For the period April 26, 2021 through December 31, 2021, the Fund posted a return of 2.54% for Class A shares compared to 3.55% for the Morningstar Developed Markets ex-North America Target Market Index (“Index”). The investment objective of the Fund is to track the performance of the Index to provide long-term capital growth by investing in international equity securities through exclusive investment in shares of the JNL International Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Schedules of Investments and Financial Statements for the Master Fund are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/Mellon S&P 400 MidCap Index Fund

Composition as of December 31, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

Effective April 26, 2021, the Fund became a Feeder Fund. Prior to April 26, 2021, the Fund was sub-advised by Mellon Investments Corporation and held securities selected by

JNL/Mellon Feeder Funds Mellon Investments Corporation (Unaudited)

the Sub-Adviser and was considered a “Sub-Advised Fund.” On April 26, 2021, the Fund received shares of the Master Fund in exchange for cash and securities in the Sub-Advised Fund.

For the period from January 1, 2021 to April 25, 2021, the Fund posted a return of 19.25% for Class A shares compared to 19.45% for the S&P MidCap 400 Index (“Index”). The investment objective of the Fund was to track the performance of the Index. The Fund was constructed to mirror the Index to provide long-term capital growth. The Fund invested under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund attempted to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term. Derivatives did not have meaningful impact on the Fund’s performance during the period.

For the period April 26, 2021 through December 31, 2021, the Fund posted a return of 4.09% for Class A shares compared to 4.45% for the S&P MidCap 400 Index (“Index”). The investment objective of the Fund is to track the performance of the Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations through exclusive investment in shares of the JNL Mid Cap Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Schedules of Investments and Financial Statements for the Master Fund are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/Mellon Small Cap Index Fund

Composition as of December 31, 2021:
Domestic Equity	100.0%
Total Investments	100.0%

Effective April 26, 2021, the Fund became a Feeder Fund. Prior to April 26, 2021, the Fund was sub-advised by Mellon Investments Corporation and held securities selected by the Sub-Adviser and was considered a “Sub-Advised Fund.” On April 26, 2021, the Fund received shares of the Master Fund in exchange for cash and securities in the Sub-Advised Fund.

For the period from January 1, 2021 to April 25, 2021, the Fund posted a return of 20.85% for Class A shares compared to 21.04% for the S&P SmallCap 600 Index (“Index”). The investment objective of the Fund was to track the performance of the Index. The Fund was constructed to mirror the Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies. The Fund invested, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index in proportion to their market capitalization weighting in the Index. The Fund did not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempted to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Derivatives did not have meaningful impact on the Fund’s performance during the period.

For the period April 26, 2021 through December 31, 2021, the Fund posted a return of 4.36% for Class A shares compared to 4.77% for the S&P SmallCap 600 Index (“Index”). The investment objective of the Fund is to track the performance of the Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies through exclusive investment in shares of the JNL Small Cap Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Schedules of Investments and Financial Statements for the Master Fund are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/Mellon Feeder Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Bond Index Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-2.17%	1 Year	-1.79%
5 Year	2.97	5 Year	3.29
10 Year	2.29	10 Year	2.55
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Emerging Markets Index Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI Emerging Markets Index (Net) to the Morningstar Emerging Markets Target Market Exposure Index (Net) to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I
1 Year	-3.50%	1 Year	-3.17%
5 Year	8.98	5 Year	9.33
10 Year	4.52	10 Year	4.78
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon International Index Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI EAFE Index (Net) to the Morningstar Developed Markets ex-North America Target Market Exposure (Net) Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I
1 Year	10.47%	1 Year	10.79%
5 Year	9.19	5 Year	9.52
10 Year	7.61	10 Year	7.87
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Feeder Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon S&P 400 MidCap Index Fund

Average Annual Total Returns*
Class A		Class I
1 Year	24.13%	1 Year	24.54%
5 Year	12.49	5 Year	12.81
10 Year	13.62	10 Year	13.86
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Small Cap Index Fund

Average Annual Total Returns*
Class A		Class I
1 Year	26.12%	1 Year	26.47%
5 Year	11.91	5 Year	12.22
10 Year	13.48	10 Year	13.74
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its investment objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL Aggressive Growth Allocation Fund

Composition as of December 31, 2021:
Domestic Equity	50.7%
International Equity	21.2
Global Equity	11.4
Emerging Markets Equity	7.1
Alternative	6.6
Domestic Fixed Income	3.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL Aggressive Growth Allocation Fund underperformed its primary benchmark by posting a return of 15.42% for Class A shares compared to 17.30% for the Morningstar Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 16.44% for the 90% Morningstar Global Target Market Exposure Index (Net), 10% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is capital growth through investment in the Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund underperformed its benchmark due primarily to weak relative returns from the Fund’s U.S. equity sleeve. Nearly all asset classes lagged U.S. large cap stocks leading to negative relative contributions from all domestic equity positions except JNL/T. Rowe Price Value Fund (+29.93%) and dedicated real estate exposure from JNL/Heitman U.S. Focused Real Estate Fund (+44.65%). JNL/Baillie Gifford U.S. Equity Growth Fund (-11.00%), JNL Multi-Manager Small Cap Growth Fund (+3.22%), and JNL/T. Rowe Price Established Growth Fund (+14.78%) were the biggest laggards and detractors during the year.

Relative performance elsewhere was stronger. The Fund’s lone fixed-income position, JNL/DoubleLine Total Return Fund (-0.17%), outperformed its benchmark and contributed positively to performance.

Internationally, JNL/GQG Emerging Markets Equity Fund (-2.00%) and JNL Multi-Manager Emerging Markets Equity Fund (+0.40%) were top detractors but somewhat offset by JNL/WCM Focused International Equity Fund (+17.44%) and JNL/Harris Oakmark Global Equity Fund (+18.14%).

Alternatives exposure gained through JNL Multi-Manager Alternative Fund (+3.10%) outperformed the fixed-income area but lagged equities.

JNL Conservative Allocation Fund

Composition as of December 31, 2021:
Domestic Fixed Income	62.9%
Domestic Equity	9.3
Alternative	8.7
International Equity	7.8
Domestic Balanced	5.0
Emerging Markets Fixed Income	4.0
Emerging Markets Equity	1.3
Global Equity	1.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL Conservative Allocation Fund outperformed its primary benchmark by posting a return of 3.75% for Class A shares compared to 2.26% for the Morningstar Conservative Target Risk Index. The Fund outperformed its blended benchmark return of 2.28% for the 20% Morningstar Global Target Market Exposure Index (Net), 80% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is to seek the generation of income through investment in other funds (the “Underlying Funds”).

Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed income-securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund outperformed its benchmark due to asset class positioning and outperformance within fixed-income. An overweight to equities, particularly U.S. equities, and underweight to fixed income added to relative returns. The Fund’s largest fixed-income positions, JNL/DoubleLine Total Return Fund (-0.17%) and JNL/DoubleLine Core Fixed Income Fund (-0.13%), outperformed the broad fixed income benchmark and contributed positively to performance. Non-core positioning in JNL/PIMCO Real Return Fund (+5.82%) and JNL/T. Rowe Price U.S. High Yield Fund (+5.10%) were the top absolute performers as high-yield and inflation protected securities were among the year’s top performers.

The Fund’s allocation to balanced Funds lagged the strongly upward moving equity markets. JNL/Blackrock Global Allocation Fund (+7.69%), and JNL/T. Rowe Price Capital Appreciation Fund (+18.19%) lagged the S&P 500 Index’s 28.71% return. In fact, nearly all asset classes lagged U.S. large cap stocks leading to negative relative contributions from all domestic equity positions.

Internationally, emerging markets exposure through JNL/GQG Emerging Markets Equity Fund (-2.00%) was a top detractor while strong relative returns from JNL/WCM Focused International Equity Fund (+17.44%) somewhat offset those losses.

Alternatives exposure gained through JNL Multi-Manager Alternative Fund (+3.10%) outperformed the fixed-income area but lagged equities.

JNL Growth Allocation Fund

Composition as of December 31, 2021:
Domestic Equity	43.0%
International Equity	19.8
Domestic Fixed Income	12.6
Global Equity	8.7
Alternative	8.4
Emerging Markets Equity	6.0
Emerging Markets Fixed Income	1.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL Growth Allocation Fund underperformed its primary benchmark by posting a return of 13.13% for Class A shares compared to 14.04% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 14.34% for the 80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is to seek capital growth and current income.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund underperformed its benchmark due primarily to weak relative returns from the Fund’s U.S. equity sleeve. Nearly all asset classes lagged U.S. large cap stocks leading to negative relative contributions from all domestic equity positions except JNL/T. Rowe Price Value Fund (+29.93%) and dedicated real estate exposure from JNL/Heitman U.S. Focused Real Estate Fund (+44.65%). JNL/Baillie Gifford U.S. Equity Growth Fund (-11.00%), JNL Multi-Manager Small Cap Growth Fund (+3.22%), and JNL/T. Rowe Price Established Growth Fund (+14.78%) were the biggest laggards and detractors during the year.

Relative performance elsewhere was stronger. The Fund’s largest fixed-income positions, JNL/DoubleLine Total Return Fund (-0.17%) and JNL/DoubleLine Core Fixed

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

Income Fund (-0.13%), contributed positively to performance while non-core positioning in JNL/T. Rowe Price U.S. High Yield Fund (+5.10%) was the top absolute performer.

Internationally, JNL/GQG Emerging Markets Equity Fund (-2.00%) and JNL Multi-Manager Emerging Markets Equity Fund (+0.40%) were top detractors but somewhat offset by JNL/WCM Focused International Equity Fund (+17.44%) and JNL/Harris Oakmark Global Equity Fund (+18.14%).

Alternatives exposure gained through JNL Multi-Manager Alternative Fund (+3.10%) outperformed the fixed-income area but lagged equities.

JNL Moderate Allocation Fund

Composition as of December 31, 2021:
Domestic Fixed Income	42.9%
Domestic Equity	18.5
International Equity	11.0
Alternative	10.9
Domestic Balanced	6.0
Global Equity	4.4
Emerging Markets Fixed Income	3.5
Emerging Markets Equity	2.8
Total Investments	100.0%

For the year ended December 31, 2021, JNL Moderate Allocation Fund outperformed its primary benchmark by posting a return of 7.40% for Class A shares compared to 6.36% for the Morningstar Moderately Conservative Target Risk Index. The Fund outperformed its blended benchmark return of 6.20% for the 40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is to seek a balance between the generation of income and the long-term growth of capital through investment in the Underlying Funds.

Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund outperformed its benchmark due to its preference for equities over fixed-income as well as strong relative performance within fixed-income. The Fund’s largest fixed income positions, JNL/DoubleLine Total Return Fund (-0.17%), JNL/DoubleLine Core Fixed Income Fund (-0.13%), and JNL/PIMCO Income Fund (+2.25%), contributed positively to performance while non-core positioning in JNL/PIMCO Real Return Fund (+5.82%) and JNL/T. Rowe Price U.S. High Yield Fund (+5.10%) were the top absolute performers.

The Fund’s allocation to balanced Funds lagged the strongly upward moving equity markets. JNL/Blackrock Global Allocation Fund (+7.69%), and JNL/T. Rowe Price Capital Appreciation Fund (+18.19%) lagged the S&P 500 Index’s 28.71% return. In fact, nearly all asset classes lagged U.S. large cap stocks leading to negative relative contributions from all domestic equity positions except dedicated real estate exposure from JNL/Heitman U.S. Focused Real Estate Fund (+44.65%).

Internationally, JNL/GQG Emerging Markets Equity Fund (-2.00%) and JNL Multi-Manager Emerging Markets Equity Fund (+0.40%) were top detractors but somewhat offset by JNL/WCM Focused International Equity Fund (+17.44%) and JNL/Harris Oakmark Global Equity Fund (+18.14%).

Alternatives exposure gained through JNL Multi-Manager Alternative Fund (+3.10%) outperformed the fixed-income area but lagged equities.

JNL Moderate Growth Allocation Fund

Composition as of December 31, 2021:
Domestic Equity	28.8%
Domestic Fixed Income	25.8
International Equity	17.4
Alternative	11.0
Domestic Balanced	5.5
Global Equity	5.3
Emerging Markets Equity	4.2
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL Moderate Growth Allocation Fund outperformed its primary benchmark by posting a return of 10.26% for Class A shares compared to 10.19% for the Morningstar Moderate Target Risk Index. The Fund outperformed its blended benchmark return of 10.22% for the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is to seek capital growth and current income.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

The Fund outperformed its benchmark due to its preference for equities over fixed-income as well as strong relative performance within fixed-income. The Fund’s largest fixed-income positions, JNL/DoubleLine Total Return Fund (-0.17%), JNL/DoubleLine Core Fixed Income Fund (-0.13%), and JNL/PIMCO Income Fund (+2.25%), contributed positively to performance while non-core positioning in JNL/PIMCO Real Return Fund (+5.82%) and JNL/T. Rowe Price U.S. High Yield Fund (+5.10%) were the top absolute performers.

The Fund’s allocation to balanced Funds lagged the strongly upward moving equity markets. JNL/Blackrock Global Allocation Fund (+7.69%), and JNL/T. Rowe Price Capital Appreciation Fund (+18.19%) lagged the S&P 500 Index’s 28.71% return.

Internationally, JNL/GQG Emerging Markets Equity Fund (-2.00%) and JNL Multi-Manager Emerging Markets Equity Fund (+0.40%) were top detractors but somewhat offset by JNL/WCM Focused International Equity Fund (+17.44%) and JNL/Harris Oakmark Global Equity Fund (+18.14%).

Alternatives exposure gained through JNL Multi-Manager Alternative Fund (+3.10%) outperformed the fixed-income area but lagged equities.

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL Aggressive Growth Allocation Fund

††90% Morningstar Global Target Market Exposure Index (Net), 10% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	15.42%	1 Year	15.73%
5 Year	12.97	5 Year	N/A
10 Year	11.20	10 Year	N/A
Since Inception	N/A	Since Inception	11.77
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Conservative Allocation Fund

††20% Morningstar Global Target Market Exposure Index (Net), 80% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	3.75%	1 Year	4.07%
5 Year	5.57	5 Year	N/A
Since Inception	4.15	Since Inception	5.31
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management assumed portfolio management responsibility on April 27, 2015.

JNL Growth Allocation Fund

††80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	13.13%	1 Year	13.51%
5 Year	11.73	5 Year	N/A
10 Year	10.45	10 Year	N/A
Since Inception	N/A	Since Inception	10.79
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL Moderate Allocation Fund

††40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	7.40%	1 Year	7.75%
5 Year	7.73	5 Year	N/A
Since Inception	6.38	Since Inception	7.46
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Jackson National Asset Management assumed portfolio management responsibility on April 27, 2015.

JNL Moderate Growth Allocation Fund

††60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	10.26%	1 Year	10.56%
5 Year	9.70	5 Year	N/A
10 Year	8.87	10 Year	N/A
Since Inception	N/A	Since Inception	9.11
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

Each Fund seeks to achieve its investment objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Schedules of Investments and Financial Statements for the Underlying Funds are available on the SEC’s website at www.sec.gov.

JNL/American Funds Growth Allocation Fund

Composition as of December 31, 2021:
Domestic Equity	44.8%
Global Equity	19.6
Domestic Fixed Income	16.9
International Equity	9.2
Emerging Markets Equity	7.8
Emerging Markets Fixed Income	1.7
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Growth Allocation Fund underperformed its primary benchmark by posting a return of 13.64% for Class A shares compared to 14.04% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 14.34% for the 80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is to seek capital growth with secondary emphasis on current income.

Under normal circumstances, the Fund allocates approximately 60%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-40% to Underlying Funds that invest primarily in fixed-income securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund underperformed its benchmark in 2021 due to poor relative performance from Underlying Funds within the Fund’s equity sleeves. A growth bias internationally and down the market cap spectrum was a headwind for the Fund during the year. American Funds Insurance Series (“IS”) International Fund (+5.30%) and its replacement, the American Funds Europacific Growth Fund (-3.50%) were among the largest relative underperformers. Emerging market exposure from American Funds New World Fund (+5.13%) and smaller company exposure from American Funds IS Global Small Cap Fund (+10.30%) and American Funds Small Cap World Fund (-0.34%) also detracted meaningfully. U.S. large cap exposure from American Funds Washington Mutual Fund (+28.90%), as well as American Funds IS Growth Fund (+22.30%) were top relative contributors in the year.

Fixed-income holdings delivered positive relative returns. Performance was led by American Funds High-Income Fund (+6.25%) and American Funds Inflation Linked Bond Fund (+3.52%) which benefitted from strength in high-yield and inflation protected areas of fixed income markets. Relative strength from the Fund’s core fixed-income holding in American Funds IS Bond Fund of America Fund (+0.80%) made that holding a top contributor as well.

JNL/American Funds Moderate Growth Allocation Fund

Composition as of December 31, 2021:
Domestic Fixed Income	35.1%
Domestic Equity	34.0
Global Equity	14.1
International Equity	8.5
Emerging Markets Equity	4.9
Emerging Markets Fixed Income	3.4
Total Investments	100.0%

For the year ended December 31, 2021, JNL/American Funds Moderate Growth Allocation Fund underperformed its primary benchmark by posting a return of 9.96% for Class A shares compared to 10.19% for the Morningstar Moderate Target Risk Index. The Fund underperformed its blended benchmark return of 10.22% for the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is to seek a balance between current income and growth of capital.

Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-60% of its assets to Underlying Funds that invest primarily in fixed-income securities. The equity and fixed-income allocation may fall outside of the above limits in a volatile market environment where investment outcomes are expected to remain beyond normal range.

The Fund underperformed its benchmark in 2021 due to poor relative performance from Underlying Funds within the Fund’s equity sleeves. A growth bias, internationally and down the market cap spectrum, was a headwind for the Fund during the year. American Funds Insurance Series (“IS”) International (+5.01%) and its replacement, American Funds Europacific Growth Fund (-3.50%) were among the largest relative underperformers. Emerging market exposure from American Funds New World Fund (+5.13%) and smaller company exposure from American Funds IS Global Small Cap Fund (+10.30%) and American Funds Small Cap World Fund (-0.34%) also detracted meaningfully. U.S. large cap exposure from American Funds IS Washington Mutual Fund (+14.02%) and its R6 share class replacement Fund (+12.65%), as well as American Funds IS Growth Fund (+22.30%) were top relative contributors in the year.

Fixed-income holdings delivered positive relative returns. Performance was led by American Funds High-Income Fund (+6.25%) and American Funds Inflation Linked Bond Fund (+4.18%) which benefitted from strength in high-yield and inflation protected areas of fixed income markets. Relative strength from the Fund’s core fixed income holding in American Funds IS Bond Fund of America Fund (+0.80%) made that holding a top contributor as well.

JNL/American Funds Funds of Funds Jackson National Asset Management, LLC (Unaudited)

JNL/American Funds Growth Allocation Fund

††80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	13.64%	1 Year	13.97%
5 Year	13.94	5 Year	N/A
Since Inception	10.90	Since Inception	13.02
‡Inception date April 30, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/American Funds Moderate Growth Allocation Fund

††60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	9.96%	1 Year	10.26%
5 Year	11.06	5 Year	N/A
Since Inception	8.84	Since Inception	10.46
‡Inception date April 30, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Funds of Funds Goldman Sachs Asset Management, L.P. (Unaudited)

The JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund and JNL/Goldman Sachs Managed Aggressive Growth Fund (collectively “JNL/Goldman Sachs Funds”). Each Fund seeks to achieve its objective by investing in shares of a diversified group of affiliated Underlying Funds (“Underlying Funds”). The Schedules of Investments and Financial Statements for the Underlying Funds are available at www.jackson.com or on the SEC’s website at www.sec.gov.

JNL/Goldman Sachs Managed Aggressive Growth Fund

Composition as of December 31, 2021:
Domestic Equity	66.2%
International Equity	13.0
Global Equity	7.0
Emerging Markets Equity	5.5
Domestic Fixed Income	3.9
Alternative	2.9
Emerging Markets Fixed Income	1.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Goldman Sachs Managed Aggressive Growth Fund underperformed its primary benchmark by posting a return of 16.32% for Class A shares compared to 17.30% for the Morningstar Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 20.98% for the 65% S&P 500 Index, 25% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 10% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is capital growth.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 10% to Underlying Funds that invest primarily in money market securities.

During 2021, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and fund selection changes in the Fund.

In March 2021, GSAM further increased target allocations to pro cyclical equity asset classes at the expense of fixed income. Therefore, GSAM targets a 1.5% overweight to equities at the expense of fixed income in the fund. Within equities, increases to target allocations were primarily in U.S. mid cap core, U.S. small cap value, and emerging markets (“EM”) equity funds while trimming exposures to U.S. large cap growth and value funds. GSAM reduced the relative overweight bias of growth towards value such that now the weights are nearly balanced across the Managed Funds. This reflects our expectations for very strong, well above consensus expectations U.S. gross domestic product growth in 2021, which will result in equally robust corporate earnings growth. GSAM believes EM are recovering and stand to benefit from the global expansion and reflation trade. This view is partially offset by stretched valuations and ongoing U.S. and China tensions. Within fixed income, GSAM reduced allocations to income oriented and high-yield allocations to enhance exposures to an EM debt fund reflects our pro cyclical view.

The top five contributors to performance were JNL/T. Rowe Price Value Fund, JNL/T. Rowe Price Established Growth Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/WMC Value Fund and JNL/ClearBridge Large Cap Growth Fund. The top five detractors to performance were JNL/GQG Emerging Markets Equity Fund, JNL/PPM America Total Return Fund, JNL/DoubleLine Total Return Fund, JNL/PIMCO Income Fund and JNL Multi-Manager Emerging Markets Equity Fund.

JNL/Goldman Sachs Managed Conservative Fund

Composition as of December 31, 2021:
Domestic Fixed Income	66.6%
Domestic Equity	15.4
Emerging Markets Fixed Income	5.0
Global Fixed Income	4.0
International Equity	4.0
Alternative	3.0
Global Equity	1.0
Emerging Markets Equity	1.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Goldman Sachs Managed Conservative Fund outperformed its primary benchmark by posting a return of 3.72% for Class A shares compared to 2.26% for the Morningstar Conservative Target Risk Index. The Fund outperformed its blended benchmark return of 3.25% for the 15% S&P 500, 5% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 80% Bloomberg US Aggregate Bond Index.

The investment objective for the Fund is to seek current income. Capital growth is a secondary objective.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.

During 2021, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and fund selection changes in the Fund.

In March 2021, GSAM further increased target allocations to pro cyclical equity asset classes at the expense of fixed income. Therefore, GSAM targets a 1.5% overweight to equities at the expense of fixed income in the fund. Within equities, increases to target allocations were primarily in U.S. large cap core, international developed value and emerging markets (“EM”) equity funds. GSAM believes EM are recovering and stand to benefit from the global expansion and reflation trade. This view is partially offset by stretched valuations and ongoing U.S. and China tensions. Both Europe and Japan should benefit from an acceleration in global economic growth given their high exposures to pro cyclical sectors. Within fixed income, GSAM reduced allocations to longer maturity asset classes to reduce duration or interest rate sensitivity in a rising rate environment. Along those lines, GSAM increased allocations to a short-term corporate credit bond fund given the ongoing accommodative U.S. Federal Reserve support anchors the front end of the interest rate curve with near term low default expectations. Treasury Inflation-Protected Securities were increased on expectations that a synchronized global expansion cycle could generate upward pressure on raw material and consumer prices. Finally, allocations were increased in EM debt asset class reflects our pro cyclical view and seeks to enhance the overall yield in the Fund.

The top five contributors to performance were JNL/T. Rowe Price Value Fund, JNL/DFA U.S. Core Equity Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/T. Rowe Price Established Growth Fund and JNL/Invesco Diversified Dividend Fund. The top five detractors to performance were JNL/PIMCO Investment Grade Credit Bond Fund, JNL/JP Morgan U.S. Government & Quality Bond Fund, JNL/PPM America Total Return Fund, JNL/Franklin Templeton Global Multi-Sector Bond Fund, and JNL Multi-Manager Emerging Markets Equity Fund.

JNL/Goldman Sachs Managed Growth Fund

Composition as of December 31, 2021:
Domestic Equity	60.9%
Domestic Fixed Income	13.4
International Equity	10.5
Global Equity	6.0
Emerging Markets Equity	4.2
Alternative	3.0
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Goldman Sachs Managed Growth Fund outperformed its primary benchmark by

JNL/Goldman Sachs Funds of Funds Goldman Sachs Asset Management, L.P. (Unaudited)

posting a return of 14.47% for Class A shares compared to 14.04% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 18.69% for the 60% S&P 500 Index, 20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is to seek capital growth. Current income is secondary objective.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% to Underlying Funds that invest primarily in money market securities.

During 2021, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and fund selection changes in the Fund.

In March 2021, GSAM further increased target allocations to procyclical equity asset classes at the expense of fixed income. Therefore, GSAM targets a 1.5% overweight to equities at the expense of fixed income in the fund. Within equities, increases to target allocations were primarily in U.S. mid -cap core, U.S. small cap value, international developed value and emerging markets (“EM”) equity funds while trimming exposures to U.S. large cap growth and value funds. GSAM reduced the relative overweight bias of growth towards value such that now the weights are nearly balanced across the Managed Funds. This reflects our expectations for very strong, well above consensus expectations U.S. gross domestic product growth in 2021, which will result in equally robust corporate earnings growth. GSAM believes EM are recovering and stand to benefit from the global expansion and reflation trade. This view is partially offset by stretched valuations and ongoing U.S. and China tensions. Within fixed income, GSAM reduced allocations to longer maturity asset classes to reduce duration or interest rate sensitivity in a rising rate environment. Treasury Inflation Protected Securities were increased on expectations that a synchronized global expansion cycle could generate upward pressure on raw material and consumer prices. Finally, allocations were increased in EM debt asset class reflects our procyclical view and seeks to enhance the overall yield in the Fund.

The top five contributors to performance were JNL/T. Rowe Price Value Fund, JNL/T. Rowe Price Established Growth Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/WMC Value Fund and JNL/BlackRock Large Cap Select Growth Fund. The top five detractors to performance were JNL/GQG Emerging Markets Equity Fund, JNL/Fidelity Institutional Asset Management Total Bond Fund, JNL/PPM America Total Return Fund, JNL/PIMCO Investment Grade Credit Bond Fund, and JNL/DoubleLine Core Fixed Income Fund.

JNL/Goldman Sachs Managed Moderate Fund

Composition as of December 31, 2021:
Domestic Fixed Income	49.5%
Domestic Equity	30.6
International Equity	7.0
Emerging Markets Fixed Income	4.0
Alternative	3.0
Emerging Markets Equity	2.9
Global Fixed Income	2.0
Global Equity	1.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Goldman Sachs Managed Moderate Fund outperformed its primary benchmark by posting a return of 6.76% for Class A shares compared to 6.36% for the Morningstar Moderately Conservative Target Risk Index. The Fund underperformed its blended benchmark return of 8.22% for the 30% S&P 500, 10% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 60% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is current income and capital growth.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 25% to Underlying Funds that invest primarily in money market securities.

During 2021, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and Fund selection changes in the Fund.

In March 2021, GSAM further increased target allocations to pro cyclical equity asset classes at the expense of fixed income. Therefore, GSAM targets a 1.5% overweight to equities at the expense of fixed income in the Fund. Within equities, increases to target allocations were primarily in U.S. large cap core, U.S. mid cap core, U.S. small cap value and emerging markets (“EM”) equity funds while trimming exposures to U.S. large cap growth and value funds. GSAM reduced the relative overweight bias of growth towards value such that now the weights are nearly balanced across the Managed Funds. This reflects our expectations for very strong, well above consensus expectations U.S. gross domestic product growth in 2021, which will result in equally robust corporate earnings growth. Within fixed income, GSAM reduced allocations to longer maturity asset classes to reduce duration or interest rate sensitivity in a rising rate environment. Along those lines, GSAM increased allocations to a short-term corporate credit bond fund given the ongoing accommodative U.S Federal Reserve support anchors the front end of the interest rate curve with near term low default expectations. Treasury Inflation Protected Securities were increased on expectations that a synchronized global expansion cycle could generate upward pressure on raw material and consumer prices. Finally, allocations were increased in EM debt asset class reflects our pro cyclical view and seeks to enhance the overall yield in the Fund.

The top five contributors to performance were JNL/T. Rowe Price Value Fund, JNL/T. Rowe Price Established Growth Fund, JNL/Invesco Diversified Dividend Fund, JNL/ClearBridge Large Cap Growth Fund and JNL/WCM Focused International Equity Fund. The top five detractors to performance were JNL/PIMCO Investment Grade Credit Bond Fund, JNL/JP Morgan U.S. Government & Quality Bond Fund, JNL/PPM America Total Return Fund, JNL/Franklin Templeton Global Multi-Sector Bond Fund, and JNL/GQG Emerging Markets Equity Fund.

JNL/Goldman Sachs Managed Moderate Growth Fund

Composition as of December 31, 2021:
Domestic Equity	45.8%
Domestic Fixed Income	31.8
International Equity	9.1
Emerging Markets Equity	3.8
Global Equity	3.0
Alternative	3.0
Emerging Markets Fixed Income	2.5
Global Fixed Income	1.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Goldman Sachs Managed Moderate Growth Fund outperformed its primary benchmark by posting a return of 10.84% for Class A shares compared to 10.19% for the Morningstar Moderate Target Risk Index. The Fund underperformed its blended benchmark return of 13.36% for the 45% S&P 500, 15% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index.

The investment objective of the Fund is capital growth and current income.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to

JNL/Goldman Sachs Funds of Funds Goldman Sachs Asset Management, L.P. (Unaudited)

Underlying Funds that invest primarily in money market securities.

During calendar year 2021, Goldman Sachs Asset Management (“GSAM”) implemented the following asset allocation and fund selection changes in the Fund.

In March 2021, GSAM further increased target allocations to pro cyclical equity asset classes at the expense of fixed income. Therefore, GSAM targets a 1.5% overweight to equities at the expense of fixed income in the fund. Within equities, increases to target allocations were primarily in U.S. mid cap core and emerging markets (“EM”) equity funds while trimming exposures to U.S. large cap growth and value funds. GSAM reduced the relative overweight bias of growth towards value such that now the weights are nearly balanced across the Managed Funds. This reflects our expectations for very strong, well above consensus expectations U.S. gross domestic product growth in 2021, which will result in equally robust corporate earnings growth. GSAM believes EM are recovering and stand to benefit from the global expansion and reflation trade. This view is partially offset by stretched valuations and ongoing U.S. and China tensions. Within fixed income, GSAM reduced allocations to longer maturity asset classes to reduce duration or interest rate sensitivity in a rising rate environment. Along those lines, GSAM increased allocations to a short-term corporate credit bond Fund given the ongoing accommodative U.S Federal Reserve support anchors the front end of the interest rate curve with near term low default expectations. Treasury Inflation Protected Securities were increased on expectations that a synchronized global expansion cycle could generate upward pressure on raw material and consumer prices. Finally, allocations were increased in EM debt asset class reflects our pro cyclical view and seeks to enhance the overall yield in the Fund.

The top five contributors to performance were JNL/T. Rowe Price Value Fund, JNL/T. Rowe Price Established Growth Fund, JNL/WMC Value Fund, JNL/ClearBridge Large Cap Growth Fund and JNL/WCM Focused International Equity Fund. The top five detractors to performance were JNL/JP Morgan U.S. Government & Quality Bond Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PPM America Total Return Fund, JNL/GQG Emerging Markets Equity Fund, and JNL/DoubleLine Total Return Fund.

JNL/Goldman Sachs Managed Aggressive Growth Fund

††65% S&P 500 Index, 25% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 10% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	16.32%	1 Year	16.70%
5 Year	15.29	5 Year	N/A
10 Year	12.83	10 Year	N/A
Since Inception	N/A	Since Inception	14.33
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Managed Conservative Fund

††15% S&P 500, 5% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 80% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	3.72%	1 Year	4.14%
5 Year	5.52	5 Year	N/A
10 Year	4.72	10 Year	N/A
Since Inception	N/A	Since Inception	5.42
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Funds of Funds Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/Goldman Sachs Managed Growth Fund

††60% S&P 500 Index, 20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	14.47%	1 Year	14.82%
5 Year	13.99	5 Year	N/A
10 Year	11.76	10 Year	N/A
Since Inception	N/A	Since Inception	13.17
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Managed Moderate Fund

††30% S&P 500, 10% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 60% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	6.76%	1 Year	7.05%
5 Year	8.14	5 Year	N/A
10 Year	6.99	10 Year	N/A
Since Inception	N/A	Since Inception	7.85
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Goldman Sachs Managed Moderate Growth Fund

††45% S&P 500, 15% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A		Class I†
1 Year	10.84%	1 Year	11.17%
5 Year	10.98	5 Year	N/A
10 Year	9.28	10 Year	N/A
Since Inception	N/A	Since Inception	10.40
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL iShares Tactical Funds Jackson National Asset Management, LLC (Unaudited)

JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund and JNL iShares Tactical Growth Fund (collectively “JNL iShares Tactical Funds”) seek to achieve their investment objectives by investing in a diversified group of underlying exchange traded funds (“ETFs”). Each JNL iShares Tactical Fund’s asset allocation is determined by the Funds’ Adviser through a proprietary asset allocation model. The Funds’ Sub-Adviser, Mellon Capital Management Corporation, executes transaction in the underlying ETFs to closely replicate the allocation determined by the Adviser.

All three Funds outperformed their benchmarks due to an underweight to fixed income and strong results from sub asset class positioning. Sector specific positions in real estate and information technology equities were the biggest contributors as both areas outperformed the broad market. Those positions helped offset weakness from a position in emerging markets which was the biggest detractor across the Funds. Within fixed income, a new position in high-yield securities added most to relative performance in an environment that saw relatively benign credit outlook.

Changes to the Funds early in the year enhanced cyclicality in the equity sleeves by adding a new position in iShares U.S. Industrials ETF Fund and adding to iShares Global Infrastructure ETF Fund while selling the more defensive iShares U.S. Utilities ETF Fund and trimming iShares USA Quality Factor ETF Fund. Within fixed income, the Funds leaned into a barbell approach by adding iShares 0-5 Year High-Yield Corporate Bond ETF Fund alongside iShares Ultra Short-Term Bond ETF Fund.

In September, the Funds were rebalanced towards target weights while still maintaining an equity overweight. iShares U.S. Industrials ETF Fund was sold from the Funds while a dedicated onshore China position in iShares MSCI China ETF Fund was added.

JNL iShares Tactical Growth Fund

Composition as of December 31, 2021:
Domestic Equity	44.3%
Global Equity	14.2
Domestic Fixed Income	13.5
International Equity	9.5
Emerging Markets Equity	8.7
Emerging Markets Fixed Income	1.3
Securities Lending Collateral	8.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL iShares Tactical Growth Fund outperformed its primary benchmark by posting a return of 15.04% for Class A shares compared to 14.04% for the Morningstar Moderately Aggressive Target Risk Index. The Fund outperformed its blended benchmark return of 14.34% for the 80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index.

The Fund’s investment objective is to seek long term growth of capital through investment in exchange traded funds (“ETFs”). Under normal market conditions, the Fund allocates approximately 60% to 100% (with a target allocation of 80%) of its assets to underlying ETFs that invest primarily in equity securities and 0% to 40% (with a target allocation of 20%) of its assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) to underlying ETFs that invest primarily in alternative assets and strategies.

JNL iShares Tactical Moderate Fund

Composition as of December 31, 2021:
Domestic Fixed Income	44.6%
Domestic Equity	23.3
Global Equity	7.0
International Equity	5.1
Emerging Markets Fixed Income	3.7
Emerging Markets Equity	3.4
Securities Lending Collateral	12.8
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL iShares Tactical Moderate Fund outperformed its primary benchmark by posting a return of 7.64% for Class A shares compared to 6.36% for the Morningstar Moderately Conservative Target Risk Index. The Fund outperformed its blended benchmark return of 6.2% for the 40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg US Aggregate Bond Index.

The Fund’s investment objective is to seek long term growth of capital through investment in exchange traded funds (“ETFs”). Under normal market conditions, the Fund allocates approximately 20% to 60% (with a target allocation of 40%) of its assets to underlying ETFs that invest primarily in equity securities and 40% to 80% (with a target allocation of 60%) to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) to underlying ETFs that invest primarily in alternative assets and strategies.

JNL iShares Tactical Moderate Growth Fund

Composition as of December 31, 2021:
Domestic Equity	33.4%
Domestic Fixed Income	29.3
Global Equity	10.9
International Equity	8.0
Emerging Markets Equity	6.3
Emerging Markets Fixed Income	2.2
Securities Lending Collateral	9.8
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL iShares Tactical Moderate Growth Fund outperformed its primary benchmark by posting a return of 11.32% for Class A shares compared to 10.19% for the Morningstar Moderate Target Risk Index. The Fund outperformed its blended benchmark return of 10.22% for the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index.

The Fund’s investment objective is to seek long term growth of capital through investment in exchange traded funds (“ETFs”). Under normal market conditions, the Fund allocates approximately 40% to 80% (with a target allocation of 60%) of its assets to underlying ETFs that invest primarily in equity securities and 20% to 60% (with a target allocation of 40%) to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) to underlying ETFs that invest primarily in alternative assets and strategies.

JNL iShares Tactical Funds Jackson National Asset Management, LLC (Unaudited)

JNL iShares Tactical Growth Fund

††80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	15.04%	1 Year	15.43%
5 Year	11.25	5 Year	N/A
Since Inception	9.40	Since Inception	10.54
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL iShares Tactical Moderate Fund

††40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	7.64%	1 Year	8.01%
5 Year	7.14	5 Year	N/A
Since Inception	5.69	Since Inception	6.88
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL iShares Tactical Moderate Growth Fund

††60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	11.32%	1 Year	11.63%
5 Year	9.41	5 Year	N/A
Since Inception	7.80	Since Inception	8.87
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

Changes to the JNL/Vanguard ETF Allocation Funds were made in April with an aim of rebalancing asset class allocations closer to strategic weights. Those changes resulted in a modest reduction to equities and increase to fixed income.

Within equities, a position in the Vanguard Value ETF was reinitiated to add exposure to areas of the market most exposed to the reopening theme and a rebound in economic activity. In non-U.S. equities, a position in the Vanguard Global ex-U.S. Real Estate ETF was exited and a new position in the Vanguard FTSE All-World ex-U.S. Small Cap ETF was added. The Portfolios maintained real estate exposure through the Vanguard Real Estate ETF. The international small cap area is one in which the investment team has a constructive view over the medium to long-term.

Within fixed income, the team increased the Vanguard Short-Term Inflation-Protected Securities ETF and the Vanguard Emerging Markets Government Bond ETF and added a position in the Vanguard Short-Term Corporate Bond ETF.

JNL/Vanguard Growth ETF Allocation Fund

Composition as of December 31, 2021:
Domestic Equity	49.0%
International Equity	15.7
Domestic Fixed Income	12.3
Emerging Markets Equity	9.0
Emerging Markets Fixed Income	1.6
Securities Lending Collateral	12.4
Other Short Term Investments	-
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Vanguard Growth ETF Allocation Fund outperformed its primary benchmark by posting a return of 14.31% for Class A shares compared to 14.04% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 14.34% for the 80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index.

The investment objective for JNL/Vanguard Growth ETF Allocation Fund is to seek long-term growth of capital through investment in exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets in a diversified group of underlying ETFs. The Adviser allocates approximately 70% to 90% of the Fund’s assets to underlying ETFs that invest primarily in equity securities and 10% to 30% of the Fund’s assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

The Fund outperformed its primary benchmark due to its overweight to equities relative to fixed income and positive relative contributions from performance across the domestic equity and fixed income sleeves. Within domestic equities, dedicated real estate exposure in the Vanguard Real Estate ETF (+40.52%) was the top contributor while the Vanguard Growth ETF (+27.34%) also contributed positively. The Vanguard Small-Cap ETF (+17.56%) was a relative underperformer and detracted from results. Internationally, emerging markets exposure through the Vanguard FTSE Emerging Markets ETF (+1.30%) drove underperformance, only somewhat offset by core positioning in the Vanguard FTSE Developed Markets ETF (+11.67%).

Within the fixed income sleeve, outperformance relative to the broad fixed income benchmark from the Vanguard Mortgage-Backed Securities ETF (-1.28%) contributed positively. Both the Vanguard Total Bond Market ETF (-1.86%) and the Vanguard Intermediate-Term Corporate Bond ETF (-1.77%) were modest underperformers and detracted from performance.

JNL/Vanguard Moderate ETF Allocation Fund

Composition as of December 31, 2021:
Domestic Fixed Income	43.1%
Domestic Equity	24.7
International Equity	8.0
Emerging Markets Fixed Income	5.3
Emerging Markets Equity	3.9
Securities Lending Collateral	14.9
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Vanguard Moderate ETF Allocation Fund outperformed its primary benchmark by posting a return of 6.38% for Class A shares compared to 6.36% for the Morningstar Moderately Conservative Target Risk Index. The Fund outperformed its blended benchmark return of 6.20% for the 40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg US Aggregate Bond Index.

The investment objective for JNL/Vanguard Moderate ETF Allocation Fund is to seek long-term growth of capital through investment in exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets in a diversified group of underlying ETFs. The Adviser allocates approximately 30% to 50% of the Fund’s assets to underlying ETFs that invest primarily in equity securities and 50% to 70% of the Fund’s assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

The Fund outperformed its primary benchmark due to its overweight to equities relative to fixed income and positive relative contributions from performance across sleeves. Within domestic equities, dedicated real estate exposure in the Vanguard Real Estate ETF (+40.52%) was the top contributor while the Vanguard Growth ETF (+27.34%) also contributed positively. The Vanguard Small-Cap ETF (+17.56%) was a relative underperformer and detracted from results. Internationally, core positioning in the Vanguard FTSE Developed Markets ETF (+11.67%) helped offset weakness from emerging market exposure through the Vanguard FTSE Emerging Markets ETF (+1.30%).

Within the fixed income sleeve, an allocation to the Vanguard Short-Term Inflation-Protected Securities ETF (+5.36%) was the top performer by a wide margin while outperformance relative to the broad fixed income benchmark from the Vanguard Mortgage-Backed Securities ETF (-1.28%) also contributed positively. Both the Vanguard Total Bond Market ETF (-1.86%) and the Vanguard Intermediate-Term Corporate Bond ETF (-1.77%) were modest underperformers and detracted from performance.

JNL/Vanguard Moderate Growth ETF Allocation Fund

Composition as of December 31, 2021:
Domestic Equity	35.4%
Domestic Fixed Income	26.4
International Equity	11.5
Emerging Markets Equity	6.6
Emerging Markets Fixed Income	3.1
Securities Lending Collateral	16.9
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Vanguard Moderate Growth ETF Allocation Fund outperformed its primary benchmark by posting a return of 10.36% for Class A shares compared to 10.19% for the Morningstar Moderate Target Risk Index. The Fund outperformed its blended benchmark return of 10.22% for the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index.

The investment objective for JNL/Vanguard Moderate Growth ETF Allocation Fund is to seek long-term growth of capital through investment in exchange-traded funds (“ETFs”). The Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets in a diversified group of underlying ETFs. The Adviser allocates approximately 50% to 70% of the Fund’s assets to underlying ETFs that invest primarily in equity securities and 30% to 50% of the

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

Fund’s assets to underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.

The Fund outperformed its primary benchmark due to its overweight to equities relative to fixed income and positive relative contributions from performance across the domestic equity and fixed income sleeves. Within domestic equities, dedicated real estate exposure in the Vanguard Real Estate ETF (+40.52%) was the top contributor while the Vanguard Growth ETF (+27.34%) also contributed positively. The Vanguard Small-Cap ETF (+17.56%) was a relative underperformer and detracted from results. Internationally, emerging markets exposure through the Vanguard FTSE Emerging Markets ETF (+1.30%) drove underperformance, only somewhat offset by core positioning in the Vanguard FTSE Developed Markets ETF (+11.67%).

Within the fixed income sleeve, an allocation to the Vanguard Short-Term Inflation-Protected Securities ETF (+5.36%) was the top performer by a wide margin while outperformance relative to the broad fixed income benchmark from the Vanguard Mortgage-Backed Securities ETF (-1.28%) also contributed positively. Both the Vanguard Total Bond Market ETF (-1.86%) and the Vanguard Intermediate-Term Corporate Bond ETF (-1.77%) were modest underperformers and detracted from performance.

JNL/Vanguard ETF Allocation Funds Jackson National Asset Management, LLC (Unaudited)

JNL/Vanguard Growth ETF Allocation Fund

††80% Morningstar Global Target Market Exposure Index (Net), 20% Bloomberg US Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	14.31%	1 Year	14.84%
Since Inception	10.68	Since Inception	11.16
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard Moderate ETF Allocation Fund

††40% Morningstar Global Target Market Exposure Index (Net), 60% Bloomberg US Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	6.38%	1 Year	6.93%
Since Inception	6.68	Since Inception	7.15
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Vanguard Moderate Growth ETF Allocation Fund

††60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg US Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	10.36%	1 Year	10.91%
Since Inception	8.69	Since Inception	9.17
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Master Funds Mellon Investments Corporation (Unaudited)

JNL Bond Index Fund

Composition as of December 31, 2021:
Government Securities	37.6%
U.S. Government Agency MBS	25.2
Financials	7.6
Health Care	2.6
Communication Services	2.1
Information Technology	2.0
Energy	1.9
Utilities	1.9
Industrials	1.7
Consumer Staples	1.4
Consumer Discretionary	1.4
Non-U.S. Government Agency ABS	1.3
Real Estate	0.9
Materials	0.6
Other Short Term Investments	11.6
Securities Lending Collateral	0.2
Net Long (Short) Investments	100.0%

For the period April 26, 2021 through December 31, 2021, JNL Bond Index Fund underperformed its primary benchmark by posting a return of 0.70% for Class I shares compared to 0.92% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) to provide a moderate rate of income by investing in domestic fixed-income investments. The Fund is constructed utilizing a combination of stratified sampling, characteristics matching, and replication in order to match the key performance driving characteristics of the Index.

Developed fixed income markets finished down for the year. Despite slowing in the third quarter, real gross domestic product is expected to show a rebound for the fourth quarter. Inflation made itself known and remained high and persistent during the second half of the year. During the last few months of 2021, the U.S. Federal Reserve began tapering the pandemic induced stimulus that had been carried out since March 2020. The yield on the benchmark 10-year Treasury note closed the year at 1.51%, up nearly 60 basis points (“bps”) from where it closed at the end of 2020.

The Index fell by -1.54%. Likewise, the Bloomberg Global Aggregate Hedged Index fell by -1.39% and the Bloomberg Global Aggregate Unhedged Index fell by -4.71%. Corporate spreads tightened 5 bps year to date to 87 bps. The securitized sector posted a total return of -1.04%.

JNL Emerging Markets Index Fund

Composition as of December 31, 2021:
Information Technology	21.9%
Financials	20.7
Consumer Discretionary	11.6
Communication Services	10.7
Materials	8.2
Consumer Staples	6.2
Energy	6.0
Industrials	5.8
Health Care	3.4
Utilities	2.4
Real Estate	1.7
Rights	0.1
Other Short Term Investments	1.0
Securities Lending Collateral	0.3
Total Investments	100.0%

For the period April 26, 2021 through December 31, 2021, JNL Emerging Markets Index Fund underperformed its primary benchmark by posting a return of -8.00% for Class I shares compared to -6.69% for the Morningstar Emerging Markets Target Market Exposure Index (Net).

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Morningstar Emerging Markets Target Market Exposure Index (Net) (“Index”), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets.

The Fund seeks to invest under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities included in the Index, including depositary receipts representing securities of the Index; which may be in the form of American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that comprise the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL International Index Fund

Composition as of December 31, 2021:
Financials	16.9%
Industrials	16.1
Health Care	12.8
Consumer Discretionary	12.7
Consumer Staples	10.3
Information Technology	9.9
Materials	7.6
Communication Services	3.7
Utilities	3.4
Energy	3.3
Real Estate	2.8
Other Short Term Investments	0.4
Securities Lending Collateral	0.1
Total Investments	100.0%

For the period April 26, 2021 through December 31, 2021, JNL International Index Fund underperformed its primary benchmark by posting a return of 2.90% for Class I shares compared to 3.55% for the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net).

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) (“Index”) to provide long-term capital growth by investing in international equity securities.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Index or derivative securities economically related to the Index. The Fund seeks to track the performance and characteristics of the Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL Mid Cap Index Fund

Composition as of December 31, 2021:
Industrials	18.0%
Consumer Discretionary	15.3
Information Technology	15.1
Financials	13.3
Real Estate	10.2
Health Care	9.7
Materials	6.5
Consumer Staples	3.4
Utilities	3.3
Energy	2.1
Communication Services	1.5
Other Short Term Investments	1.3
Securities Lending Collateral	0.3
Total Investments	100.0%

For the period April 26, 2021 through December 31, 2021, JNL Mid Cap Index Fund underperformed its primary benchmark by posting a return of 4.40% for Class I shares compared to 4.45% for the S&P MidCap 400 Index.

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the S&P MidCap 400 Index (“Index”) to provide long-term capital growth.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund attempts to replicate the target Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL Small Cap Index Fund

Composition as of December 31, 2021:
Financials	17.5%
Industrials	16.6
Information Technology	13.2
Health Care	12.3

JNL Mellon Master Funds Mellon Investments Corporation (Unaudited)

Consumer Discretionary	11.9
Real Estate	9.0
Materials	5.0
Energy	4.7
Consumer Staples	4.2
Communication Services	2.2
Utilities	1.9
Investment Companies	0.5
Securities Lending Collateral	0.7
Other Short Term Investments	0.3
Total Investments	100.0%

For the period April 26, 2021 through December 31, 2021, JNL Small Cap Index Fund underperformed its primary benchmark by posting a return of 4.70% for Class I shares compared to 4.77% for the S&P SmallCap 600 Index.

The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the S&P SmallCap 600 Index (“Index”) to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL Mellon Master Funds Mellon Investments Corporation (Unaudited)

JNL Bond Index Fund

Total Return*
Class I†
Since Inception	0.70%
†Inception date April 26, 2021
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class I shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Emerging Markets Index Fund

Total Return*
Class I†
Since Inception	-8.00%
†Inception date April 26, 2021
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class I shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL International Index Fund

Total Return*
Class I†
Since Inception	2.90%
†Inception date April 26, 2021
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class I shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Master Funds Mellon Investments Corporation (Unaudited)

JNL Mid Cap Index Fund

Total Return*
Class I†
Since Inception	4.40%
†Inception date April 26, 2021
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class I shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Small Cap Index Fund

Total Return*
Class I†
Since Inception	4.70%
†Inception date April 26, 2021
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class I shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Alternative Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	2.78%	1 Year	3.10%
5 Year	4.30	5 Year	N/A
Since Inception	2.77	Since Inception	4.11
‡Inception date April 27, 2015
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Non-U.S. Government Agency ABS	12.9%
Information Technology	11.1
Financials	9.3
Communication Services	9.2
Government Securities	7.3
Health Care	6.4
Consumer Discretionary	5.5
Industrials	5.1
Energy	3.3
U.S. Government Agency MBS	3.0
Consumer Staples	2.7
Materials	2.5
Real Estate	1.7
Other Equity Interests	0.7
Utilities	0.6
Warrants	-
Rights	-
Investment Companies	(0.2)
Other Short Term Investments	18.9
Securities Lending Collateral	-
Net Long (Short) Investments	100.0%

For the year ended December 31, 2021, JNL Multi-Manager Alternative Fund underperformed its primary benchmark by posting a return of 2.78% for Class A shares compared to 4.70% for the Wilshire Liquid Alternative Index.

JNL Multi-Manager Alternative Fund seeks to achieve its investment objective by allocating among a variety of alternative strategies managed by unaffiliated investments managers (“Sub-Advisers”). Each of the Sub-Advisers may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s alternatives investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser.

The Fund underperformed due to weakness in the Fund’s equity hedged, event driven, and global macro strategies. Boston Partners Emerging Markets Long Short (-5.80%) and Loomis (-2.31%) were the weakest strategies across the Fund with both suffering from underperformance in their long and short sleeves. Westchester Merger Arbitrage (+0.62%) and Western Asset Macro Opportunities (-0.61%) also lagged the alternatives market and detracted from relative performance. The best results came from FPA Contrarian Value (+12.39%) which benefitted from its minimal short positioning. Lazard Convertibles Plus (+6.67%), KAR Equity Long Short (+6.50%), and DoubleLine Opportunistic Income (+4.22%) also contributed positively.

Boston Partners Global Investors, Inc (“Boston Partners”)

For the Fund’s allocation to equity long/short strategies, Boston Partners pursues a multi-faceted strategy that invests in a long-short portfolio of equity securities and financial investments with equity like characteristics designed to provide exposure to emerging markets. At December 31, 2021, the Fund’s allocation to this strategy was 8.67%.

During 2021 the strategy had an average net exposure of 53%; the long strategy returned -2.82%; and the short strategy returned -0.64%. The long strategy’s slight underperformance was due to our positioning in India and stock selection in financials and Latin America. Indian Bandhan Bank Limited detracted as profits declined. In Latin America, rail company Randon S.A. Implementos Participacoes detracted as Brazil has limited rail service. Energy company Petrobras also underperformed after President Bolsonaro replaced the state-controlled oil firm’s Chief Executive Officer in the first quarter.

The long strategy’s positioning in China and in consumer discretionary, consumer staples, and information technology aided performance. Chinese fertilizer stocks benefitted from surging agricultural prices after a multi-year downcycle. In consumer staples, hog producer Muyuan Foods Co., Ltd. traded higher after reporting robust results. And Distell Group Holdings Limited rose following a proposed takeover by Heineken NV.

The strategy’s short strategy contributed to relative performance. The strategy’s positioning in financials detracted as selected shorts rose on rising interest rate expectations. Many of the shorted banks were covered in the year.

At year end, the benchmark net traded at 11.8 times 2022 earnings consensus. The strategy’s long strategy traded at 8.5 times. Over time, we expect our long-strategy and short-strategy to converge, as mid cap and small cap stocks with attractive characteristics (value to momentum to quality) re-rate upwards; and stocks with poor characteristics disappoint the high expectations embedded in their share prices. As always, the strategy remains well positioned with attractive valuations, solid fundamentals, and identifiable catalysts.

Swaps are used to gain exposure (in either long or short positions) where buying or shorting the physical underlying investment is either logistically challenging (e.g., opening local market accounts) or more expensive (taxes associated with owning the physicals).

DoubleLine Capital LP (“DoubleLine”)

At December 31, 2021, the Fund’s allocation to this strategy was 15.55%.

The sleeve’s outperformance was driven by its shorter duration profile and overweight credit positioning relative to the benchmark. Another large-scale fiscal stimulus package was passed during the year, which included additional direct transfer payments. This contributed to a large influx of consumer spending, which coupled with product shortages, drove prices higher and sparked concerns about a sustained period of higher inflation. In response, the U.S. Federal Reserve announced a quicker than expected

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

reduction in its pace of monthly asset purchases, increased its expectations for policy rate hikes in 2022, and started to suggest it may begin shrinking its balance sheet sooner than anticipated. The U.S. Treasury curve rose significantly, with 2-year yields increasing by 61 basis points (“bps”), 10-year yields increasing by 60 bps, and 30-year yields increasing by 26 bps.

The top performing sector within the sleeve was asset-backed securities which delivered outstanding performance after travel demand recovered significantly over the course of the year. Commercial mortgage-backed securities (“MBS”) also benefitted from the improved demand for travel and improving return-to-work trends, delivering strong returns for the year. Collateralized loan obligations delivered positive returns as corporate balance sheets generally improved over the year and the asset class’s floating rate nature insulated it from rising rates. Non-Agency resident MBS also performed well, benefitting from strong housing market fundamentals, property value appreciation, and strengthening household balance sheets. The primary detractor from performance was agency MBS as the sector was hurt by its longer duration in light of the rising rate environment. Emerging markets fixed income slightly detracted from returns as investors remain cautious on the sector due to its member countries’ lower vaccination rates and inflation so far remains persistent. The sleeve’s objective is to seek high risk adjusted total return by actively selecting the investments with potential to provide high current income, growth of capital, or both.

First Pacific Advisors, LP (“First Pacific”)

For the Fund’s allocation to the contrarian value equity long/short strategy, First Pacific invests in common and preferred stocks, convertible securities and corporate, high-yield and government debt. At December 31, 2021, the Fund’s allocation to this strategy was 10.72%.

The top 5 contributors among the strategy’s equity holdings, which were long positions in Alphabet Inc., Broadcom Corporation, American International Group Inc., Jefferies Financial Group Inc., and Glencore PLC, contributed approximately 852 basis points (“bps”) on a gross of fees basis. Conversely, SoftBank Group Corp./SoftBank Corp. pair trade, Alibaba Group Holding Limited/Altaba Inc., SPDR S&P 500 ETF short, Naspers Ltd and Prosus N.V., and NEXON Co. comprised the largest detractors and contributed -282 bps (gross) to performance for the trailing twelve months.

Economic recovery and persistent easy money continued to underpin the financial markets, allowing 2020’s global stock market rally to continue in 2021 and benefiting positions held in the strategy (as much as it did temporarily hurt their stock prices in the first quarter of 2020). The strategy’s top 5 contributors added about 3.0 times the sum of the top 5 detractors. Importantly, there wasn’t significant news that impacted the individual investments in the above list.

Exposure to each of the top 5 contributors was reduced in 2021 as their respective valuations reached levels high enough to warrant some reduction in size but not their complete elimination from the strategy. We did sell out of twelve stocks completely in 2021, however. We similarly moved on from these positions largely as a function of price/valuation which also drove other changes. Along with the reduction in size of a host of financial service companies (6 in total), this included elimination of Bank of America Corporation and CIT Group Inc. The strategy’s exposure to travel-related companies was also reduced as a function of selling some of the holdings of Marriott International Inc. and all of the Booking Holdings Inc. (Booking.com) stakes.

Ten new equities were added in 2021, including adding new video gaming positions in Entain PLC, Epic Corporation, Ubisoft Entertainment and Activision Blizzard Inc. that joined the strategy’s existing holding of NEXON Co. Unsurprisingly due to low-yields, there were no new high-yield positions.

We believe that the strategy changes in the last year traded what we believe were less attractive risk-reward opportunities for those that are more attractive.

While the global stock markets remain at more elevated price levels, the potential for financial repression and its inflationary consequences causes us to have the strategy more invested in equities than has been typical (and less in corporate bonds). We believe that more “balanced” strategies of stocks and bonds (e.g., the 60/40 equity/fixed income strategies) are likely to generate less appealing long-term returns, dragged down by the low-yielding bonds – both investment grade and high-yield.

Wrestling with how much to own of stocks versus bonds doesn’t seem like much of a contest. The low starting yields of bonds in general, and corporate bonds more specifically with their additional burden of potential default, offered a negative real yield at quarter-end and into the beginning of January. With such an anemic starting point, it would seem that the earnings growth potential of stocks affords the better opportunity for those with a longer-term view despite higher than average equity valuations.

Assuming positive economic growth over the next decade, we believe the total return potential of stocks should exceed that of bonds, albeit with greater volatility. While volatility satisfies the institutional definition of equity risk, we have a different view. More precisely, risk is losing money, or a permanent impairment of capital and should not factor episodic, yet ephemeral price declines. The strategy’s oft-stated goal is to deliver an equity like rate of return while avoiding a permanent impairment of capital. The potential discomfort that comes with the ups and downs of the market must be borne if one is to achieve equity like rates of return.

It is not a truism that more invested equals more risk. There are different kinds of risk. We believe, for example, that being less invested in risk assets invites the greater risk of inflation eroding the value of your cash or “conservative” fixed income instruments.

We manage your capital to seek to provide an acceptable real rate of return over time — both in the absolute and the risk assumed to achieve it. This requires us to seek to protect the Fund from the vagaries of inflation.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”)

Effective April 26, 2021, KAR was added as a Sub-Adviser to the Fund. At December 31, 2021, the Fund’s allocation to this strategy was 10.94%.

The investment objective of the Long Short Equity strategy is to leverage the firm’s high quality investment philosophy to create an alternative strategy that has equity like returns with less downside risk.

The strategy underperformed the benchmark for the year ending December 31, 2021. Net exposure as of December 31, 2021 was +81.76% (+96.23% long and -14.47% short).

In the long portfolio, the underperformance was driven by poor stock selection in information technology and consumer staples. Good stock selection in industrials and financials contributed to performance.

The biggest contributors to performance were long positions in Ryan Specialty Group (“RYAN”) and Intuit (“INTU”). We participated in RYAN’s initial public offering in July 2021. Since going public, the company reported two quarters of strong top line and profit growth from both market share gains and strength in underlying insurance markets. This caused shares to rally. INTU shares appreciated last year due to the company reporting share gains in the most recent tax filing season, continued growth in adoption of QuickBooks Online by small businesses, and better than expected results from Credit Karma. The market also reacted favorably to INTU acquisition of a marketing automation platform, which closed

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

in November 2021, and is expected to expand INTU’s services targeting small and midsized businesses. Other top contributors included long positions in Alphabet Inc., EVERTEC Inc., and Zoetis Inc.

The biggest detractors to performance were long positions in Mediaalpha Inc. (“MAX”) and Scotts Miracle-Gro Co. (“SMG”). In the latter half of 2021, MAX’s management commented on auto insurance carriers experiencing growing loss ratios as lockdown measures eased and miles driven increased. This caused auto insurers to broadly pull back ad spending and reduce dollars spent for customer acquisition on the company’s platform. We believe this is a near-term cyclical issue rather than an issue for the long-term trajectory of digital direct to consumer auto insurance advertising spend.

SMG is experiencing profit headwinds from supply chain disruptions and cost inflation that is outpacing pricing actions. Additionally, Hawthorne, the company’s hydroponics segment that services cannabis growers, is facing upcoming year demand headwinds due to a cannabis oversupply in California. Other bottom contributors included long positions in Lamb Weston Holdings Inc, Silk Road Medical Inc., and a short position in a shipping and logistics company.

Lazard Asset Management LLC (“Lazard”)

For the Fund’s allocation to the relative value strategy, Lazard invests in convertible securities, preferred securities, equity and debt, with the objective of current income, long-term capital appreciation and principal protection. At December 31, 2021, the Fund’s allocation to this strategy was 11.86%.

The year began with a strong bid for convertibles, with the first quarter of 2021 broadly reflecting a continuation of 2020 market dynamics, bolstering performance across the convertible securities marketplace. Volatility remained elevated, global convertible new issuance continued at a record pace, capital flows remained robust, and special situation activity continued at an accelerated pace. As the second quarter of 2021 got underway, however, the marketplace began to see a notable dampening of these dynamics, along with new/renewed drivers of convertible market uncertainty. Equity volatility declined, reaching year to date lows in June. In addition, the historic surge in new issuance observed in the first quarter gave way to an element of “primary market indigestion”, which when added to sector rotation, interest rate uncertainty attached to inflation concerns, and the fallout from the collapse of Archegos left investors as motivated sellers, at the margin, and weighed on secondary valuations during this year.

Flows into the asset class rebounded, however, moving into the second half of 2021, which, coupled with an inflection point in volatility, paced strong returns in the second half of the year. Credit spreads tightened throughout most of the year, which supported balanced profiles broadly, while volatility sensitive profiles benefited from several spikes in realized volatility throughout the third and fourth quarters. Equities gained rather steadily throughout the year, albeit sector rotation and the strong bid for growth favored selected sub-sectors, including technology, energy, and cyclicals. While several of the major equity indexes ended the year near record highs, “below the surface”, a significant percentage of the equities comprising these indices underperformed. Lastly, the primary market followed up a record year in 2020, with $148 billion of new issuance globally in 2021. Collectively over the last twenty four months, new issuance has exceeded $300 billion, vastly expanding the scope and size of the assets class.

As we look forward into 2022, the opportunity set in the convertible securities marketplace remains attractive whether measured on an absolute, relative, or risk adjusted basis. Valuations remain compelling, with numerous drivers of uncertainty on the horizon (which the strategy can both monetize and, simultaneously, protect against).

Loomis, Sayles & Company, L.P. (“Loomis”)

For the Fund’s allocation to the relative equity long/short strategies, Loomis invests in equity securities of all market capitalization. At December 31, 2021, the Fund’s allocation to Loomis was 13.23%.

Long positions in Alphabet Inc., Oracle Corporation, Meta Platforms, Regeneron Pharmaceuticals Inc., and Schlumberger Ltd. were top contributors to performance. Short positions in a content delivery information technology company, fuel cell companies, and a video communication company also positively contributed meaningfully to performance. While the short sleeve overall detracted from performance and resulted in negative absolute performance for the strategy during the year, the sleeve continues to provide the net exposure profile we desire and continues to contribute positively to long-term alpha. During the year, in the long sleeve we purchased Vertex Pharmaceuticals Incorporated and we sold our position in Cerner Corp. as it agreed to be acquired by Oracle Corporation and reached our view of intrinsic value. We also trimmed our existing long positions in Expeditors International of Washington Inc. and Alibaba Group Holding Limited due to reward to risk opportunity and we trimmed Amazon.com Inc. to manage the position size after significant positive market action. In the short sleeve we initiated five new positions and covered seven positions.

The strategy’s objective is to generate attractive long-term absolute positive returns regardless of market direction by capturing long and short alpha insights in a hedged vehicle to deliver equity like returns with below market beta and volatility. We continue to take a conservative long biased approach that retains cash proceeds from short sales which results in a typical net exposure range of 40-60%. As of December 31, 2021, the strategy’s net exposure is 55.1%.

Westchester Capital Management, LLC (“Westchester”)

For the Fund’s allocation to the merger arbitrage and event driven strategy, Westchester employs a merger arbitrage strategy that invests in common stock, preferred stock, corporate debt, derivatives, total return swaps and contracts for differences and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin offs, liquidations and other corporate reorganizations. At December 31, 2021, the Fund’s allocation to this strategy was 14.91%.

In the year ending December 2021, global mergers and acquisitions (“M&A”) deal value topped $5 trillion for the first time, surpassing the previous record high set in 2007 by 30%, with activity up 65% year-over-year, according to Dealogic data. In fact, each quarter in 2021 recorded more than $1 trillion in M&A volume for the first time in history. Primarily fueled by pent up demand coming out of the pandemic, low interest rates, and an “aggressively” growing economy, companies struck deals to boost growth, acquire new capabilities, and/or realize operational efficiencies.

According to Citigroup, there were 58 mega deals (equity value in excess of $10 billion) in 2021, the highest annual deal count ever, accounting for one fifth of total M&A volumes, according to Citigroup. $1 billion deals were also at their highest levels, up 90% year-over-year and 40% higher than the prior record in 2007.

Private equity related M&A has been a driver of deal flow as well, with spending on acquisitions accounting for a record 36% of global transaction volume this year, their highest share ever. Special purpose acquisition companies (“SPACs”) accounted for about 10% of the global M&A volumes.

But this year’s burst of activity was not without some headwinds. A rise in inflation and

JNL Multi-Manager Alternative Fund Jackson National Asset Management, LLC (Unaudited)

interest rates, the resurgence of COVID-19, and increased scrutiny from regulators around the globe created additional execution uncertainty. Nevertheless, we remain optimistic about the year ahead and look forward to an exciting environment in 2022.

Churchill Capital Corp VII, Coherent Inc., II-VI Incorporated, and Rentpath Inc. were the biggest contributors to performance during the year. The strategy’s biggest detractors were Willis Towers Watson Public Limited Company, AON Public Limited Company, Xilinx Inc., Advanced Micro Devices Inc., Subversive Capital Acquisition Corp., and TPCO Holding Corp.

We don’t want to lose money in any situation, of course, but occasional losses are an inevitable part of any investment program, and it’s critical to manage concentration risk to minimize the impact of these periodic, unpredictable events. The majority of the drawdowns were unrealized losses, and we are optimistic that many of these positions will recover in the months ahead.

The reference to derivatives refers to listed options such as calls and puts. It should be noted that we use derivatives to either hedge idiosyncratic exposure of individual long positions or arbitrage situations, or to reduce market exposure of such positions via options on highly correlated indices or sector exchange traded funds (“ETFs”).

We do not typically sell naked short options nor do we speculate via long options, so the positions generally reflect long equity positions with options written against them via long puts on the underlying or a highly correlated index/ETF.

Western Asset Management Company, LLC (“Western Asset”)

At December 31, 2021, the Fund’s allocation to this strategy was 12.86%.

Emerging markets (“EM”) debt was the largest detractor from performance mainly as a result of rate exposures in Russia, Brazil and Mexico. High-yield and investment grade credit contributed significantly, mainly due to energy exposures, but financials helped as well. Duration and curve positioning was also a net positive contributor as short German and UK duration offset the negative effect of overall long U.S. duration. Overall foreign exchange positioning was a detractor from performance mainly due to long Japanese Yen, Colombian Peso, Indonesian Rupiah and Australian Dollar exposures as all of these currencies weakened versus U.S Dollar (“USD”) over the year.

The strategy used a number of derivative instruments to implement its positioning. Eurodollar, Euribor and sterling futures, futures on U.S., Australian, French, German, Italian, Japanese and UK Treasuries, options on Eurodollar, U.S. and German Treasury futures, as well as U.S., Canadian, Brazilian, Russian and UK interest rate swaps and swaptions, were used to manage duration/curve positioning and contributed to returns. Currency forwards, futures and options were utilized to manage currency positioning and were positive for returns. Credit default swap (“CDX”) Index and single name CDX, as well as CDX swaptions, were used to tactically manage the Fund’s sector exposures and added slightly to returns over the year.

JNL Multi-Manager Emerging Markets Equity Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Emerging Markets Equity Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI Emerging Markets Investable Market Index (Net) to the Morningstar Emerging Markets Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	0.08%	1 Year	0.40%
5 Year	6.16	5 Year	6.46
10 Year	4.12	10 Year	4.38

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

KAR, T. Rowe, Wellington and WCM assumed portfolio management responsibility on April 27, 2020.

Composition as of December 31, 2021:
Information Technology	20.7%
Financials	18.8
Consumer Discretionary	12.9
Industrials	10.0
Communication Services	9.5
Consumer Staples	7.8
Materials	5.2
Health Care	3.9
Energy	3.5
Utilities	1.8
Real Estate	1.3
Warrants	0.6
Investment Companies	0.3
Other Short Term Investments	3.6
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL Multi-Manager Emerging Markets Equity Fund outperformed its primary benchmark by posting a return of 0.08% for Class A shares compared to -0.33% for the Morningstar Emerging Markets Index (Net). Effective December 31, 2021, the MSCI Emerging Markets IMI Index (Net) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of -0.28%.

JNL Multi-Manager Emerging Markets Equity Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a variety of emerging market equity strategies managed by unaffiliated investments managers (“Sub-Advisers”). Each of the Sub-Advisers may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s alternatives investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser.

The Fund modestly outperformed the benchmark during the year, mainly due to meaningful outperformance from T. Rowe Price (+6.19%). T. Rowe’s value style bias was in favor in markets and strong stock selections boosted performance. KAR (+1.37%) also outperformed the benchmark due its focus on small cap stocks which outperformed large caps by a wide margin. WCM (-0.86%) and Wellington (-3.06%) trailed the benchmark for the year. WCM’s financials exposure was the biggest headwind for the strategy while Wellington also suffered from weakness in financials and consumer staples.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”)

At December 31, 2021, the Fund’s allocation to this strategy was 18.31%.

The investment objective of the Emerging Markets Small Cap strategy is to achieve a return meaningfully above that of the benchmark and to achieve this return objective with a portfolio that exhibits lower overall risk characteristics.

Poor stock selection in industrials and poor stock selection and an underweight in information technology detracted from performance. An underweight and good stock selection in health care and an underweight in real estate contributed to performance. From a geographic perspective, poor stock selection in Asia excluding Japan and Latin America detracted from performance. Good stock selection and an overweight in Europe excluding the UK and an overweight in the United Kingdom contributed to performance.

The biggest contributors to performance were HeadHunter Group PLC (“HHR”) and Kaspi. HHR’s shares appreciated as its main key performance indicators quickly rebounded to pre-COVID-19 (“COVID”) levels and earnings growth resumed. We believe HHR remains well positioned for the long-term and should continue to benefit from the structural shift to online recruitment. We believe Kaspi's strong performance reflects its strong business fundamentals. The company’s quarterly results continue to show strong growth in all their business segments. Other top contributors included Baltic Classifieds Group, Wirtualna Polska Holding Spolka Akcyjna, and Voltronic Power Technology Corporation.

The biggest detractors to performance were Vasta Platform Limited (“VSTA”) and Autohome Inc (“ATHM”).VSTA business is uniquely impacted by COVID since student enrollments are primarily determined during a limited time window, usually during the fourth and first quarter of a calendar year. We believe many investors are reluctant to underwrite this risk profile of the business at the moment as COVID cases remain high in Brazil. ATHM shares declined due to the Chinese government’s intensified business regulatory actions, weakening new car sales, and heightened competitive pressures. Other bottom contributors included Boa Vista Servicos S/A, Tegma Gestao Logistica SA, and NICE Information Service Co. Ltd.

T. Rowe Price Associates, Inc. (“T. Rowe”)

At December 31, 2021, the Fund’s allocation to this strategy was 25.06%.

Stock selection was the key driver propelling both country and sector returns. From a country perspective, our stock choices in China contributed the most to relative returns (Kunlun Energy Co. Ltd.) with stock preferences in India (Tech Mahindra) also lifting relative returns. On the other hand, our underweight allocation in Taiwan, an outperforming market, and stock selection in Mexico weighed on overall performance. At the sector level, stock selection in consumer discretionary, information technology (“IT”) and

JNL Multi-Manager Emerging Markets Equity Fund Jackson National Asset Management, LLC (Unaudited)

industrials and business services boosted the relative performance for the year. Communication services were the main detractors at a sector level.

The largest new purchases during the year were Prosus N.V., CIMB Group, and Gruma SAB de CV.

The largest sales (eliminated positions) during the year were Naspers Ltd, SK Hynix Inc., and Vipshop Co., Ltd.

As of December 31, 2021, at the sector level, we were overweight the benchmark in consumer discretionary, consumer staples, energy, financials, industrials and business services, real estate, and utilities. We were underweight communication services, health care, IT, and materials. Our country and sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling investment opportunities at the individual company level.

The estimated return impact from employing rights was negligible for the year December 31, 2020 through December 31, 2021.

Our confidence in emerging markets (“EM”) remains strong despite its weak performance in 2021 as growth will continue to normalize with a pick-up in vaccination rates and business activity. We expect further gains in value stocks reflecting a pick-up in economic growth and green infrastructure spending. At the same time, EM’s weak performance in 2021 increases the chances of both value and growth spectrum of stocks performing well in 2022.

The greater focus on environmental protection will benefit EM and may yield investment opportunities in traditional forgotten sectors. We believe there are still ample opportunities in EM for us to identify pockets of “forgotten” stocks with asymmetrical risk return profiles. Fundamental changes or operational improvements may drive a rerating, while at the same time there is potential downside support from solid balance sheets and healthy dividends.

Finally, although permitted in accordance with Fund guidelines, derivative instruments are not used in the management of the Fund.

WCM Investment Management, LLC (“WCM”)

At December 31, 2021, the Fund’s allocation to this strategy was 32.82%.

From a sector allocation perspective, information technology (“IT”) (overweight) was the largest positive contributor to our relative performance, followed by industrials (overweight) and consumer discretionary (underweight). On the other hand, energy (no weight) detracted from our relative performance, as did materials (underweight) and health care (overweight).

Looking at stock selection, IT (EPAM Systems, Inc., Silergy Corp., Taiwan Semiconductor Manufacturing Company Limited) was the best performing sector relative to the benchmark, followed by health care (Divi's Laboratories Ltd., WuXi AppTec Co., Ltd., Bangkok Dusit Medical Services Public Company Limited (Alien Mkt)) and consumer discretionary (Li Ning Company Limited, Shenzhou International Group Holdings Limited, Lojas Renner S/A). On the flipside, financials (Credicorp Ltd., XP Inc., Kotak Mahindra Bank Ltd.) was the worst performing sector relative to the benchmark, followed by industrials (Guangzhou GRG Metrology & Test Co. Ltd., Sinoseal Holding Co., Ltd., Wizz Air Holdings PLC) and communication services (Tencent Holdings Limited, Yandex N.V., NAVER Corp.).

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

Wellington Management Company, LLP (“Wellington”)

At December 31, 2021, the Fund’s allocation to this strategy was 23.81%.

Security selection was the primary driver of relative underperformance. Strong stock selection was best within consumer discretionary, utilities and industrials. This was offset by selection in consumer staples and financials.

Top relative contributors to performance during the year included our positions in China Longyuan Power Group Corporation Limited (utilities), Contemporary Amperex Technology Co. Limited (industrials), and XPeng Inc. (consumer discretionary). Top detractors from relative performance during the year included Alibaba Group Holding Limited (consumer discretionary), Yatsen Holding Ltd (consumer staples), and SK Hynix Inc (information technology (“IT”)).

The largest purchases during the year included initiating positions in Contemporary Amperex Technology Co. Limited (industrials) and Li Ning Company Limited (consumer discretionary) and adding to Samsung Electronics Co. Ltd. (IT). The largest sales during the year included trims to our exposures in Alibaba Group Holding Limited (communication services) and Tencent Holdings Limited (communication services) and eliminating our position in LG Chem Ltd. (materials).

At the end of the year the Fund was most overweight to energy, communication services, and financials. The largest underweights were to industrials, consumer staples, and materials. As a reminder, this Fund is run industry neutral to emphasize stock selection as the primary driver of relative performance and limit the impact of sector bets.

Derivatives were not utilized during the year.

JNL Multi-Manager International Small Cap Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager International Small Cap Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World Index ex USA Small Cap Index (Net) to the Morningstar Global Markets ex-US Small Cap Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	15.62%	1 Year	15.96%
Since Inception	15.45	Since Inception	15.81
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	25.9%
Industrials	19.4
Financials	12.1
Consumer Discretionary	11.2
Health Care	10.3
Materials	4.4
Consumer Staples	4.2
Real Estate	3.7
Communication Services	3.4
Energy	1.7
Investment Companies	0.8
Utilities	0.4
Other Short Term Investments	1.9
Securities Lending Collateral	0.6
Total Investments	100.0%

For the year ended December 31, 2021, JNL Multi-Manager International Small Cap Fund outperformed its primary benchmark by posting a return of 15.62% for Class A shares compared to 9.68% for the Morningstar Global ex-US Small Cap Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World Index ex USA Small Cap NR USD Index was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 12.92%.

The JNL Multi-Manager International Small Cap Fund seeks to achieve its investment objective by allocation to international small capitalization strategies managed by unaffiliated Sub-Advisers. Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

Strong performance from the Causeway and WCM sleeves resulted in outperformance for the Fund during 2021. For the year, Causeway (+20.41%) beat the benchmark by nearly 750 basis points. The sleeve benefitted from a value style tailwind while also delivering strong stock picking. Stock selection was strongest in materials and industrials. WCM (+17.10%) also outperformed the benchmark by a significant margin with health care the strongest relative contributor for the year. Baillie Gifford was added to the Fund in April and modestly lagged the benchmark from that point through the end of the year due to headwinds from its growth style.

Baillie Gifford & Co. (“Baillie Gifford”)

Effective April 26, 2021, Baillie Gifford was added as a Sub-Adviser to the Fund. At December 31, 2021, the Fund’s allocation to Baillie Gifford was 32.65%.

The investment objective of the strategy is long-term capital appreciation. The strategy seeks to meet this objective by investing in international smaller companies with excellent, and underappreciated, long-term growth potential. It invests with a long-term investment horizon and the ability to look through short-term volatility. This presents an opportunity to capture these immature companies’ significant upside potential with regards to profit growth and, ultimately, share price appreciation.

A prominent market trend was a shift away from some of the top performing companies and segments of 2020, for instance, online platforms. Throughout this year we have focused on operational, rather than share price, performance and remain excited by the breadth of solutions these businesses are providing across a variety of industries. Given supply side challenges in the semi-conductor industry, one area of strength for the strategy has been its exposure to interesting and growing small businesses that are creating new technologies, processes, or applications in this area. Whilst smaller companies will be volatile in the short run, and will express their growth at different speeds, we are very optimistic about the prospects for the eclectic group of companies in the strategy.

Two themes which have loomed large in the past year are the threat of rising inflation, and a potential rotation from growth investing to value investing. The latter ebbed and flowed – more noticeably, though, we have witnessed a jostling between so-called COVID beneficiaries and companies that prosper as the world economy reopens. After several rounds, no clear winner has emerged yet. As long-term investors, we believe that the best mitigation against the former are the likely unstoppable structural forces of technology and innovation, which show no signs of slowing.

Causeway Capital Management LLC (“Causeway”)

At December 31, 2021, the Fund’s allocation to Causeway was 34.03%.

From a sector perspective, holdings in industrials, information technology, and consumer staples contributed the most to performance relative to the benchmark. Holdings in utilities, health care, and communication services offset a portion of the performance. The top contributor was Yang Ming Marine Transport Corporation. Additional top contributors included fiber products manufacturer, Hyosung TNC Corporation, computer hardware manufacturer, Giga-Byte Technology Co., Ltd. , Royal Mail PLC , and Interfor Corporation . The top detractor was Sri Trang Agro-Industry Public Company Limited. Other top detractors included The Go-Ahead Group Plc, Sitronix Technology Corp., CAP S.A., and K's Holdings Corporation.

To evaluate stocks in our investable universe, our multifactor quantitative model

JNL Multi-Manager International Small Cap Fund Jackson National Asset Management, LLC (Unaudited)

employs four bottom-up factor categories – valuation, earnings growth, technical indicators, and competitive strength – and two top-down factor categories assessing macroeconomic and country aggregate characteristics. The strategy’s earnings growth alpha factors delivered positive returns in the fourth quarter, and they are the best performing factor group in 2021. Value was also our second best performing alpha factor group for the full year. Our technical factors and competitive strength factor categories also delivered positive returns for the year. Our macroeconomic and country aggregate factors delivered positive returns in the year, as countries exhibiting superior metrics outperformed those with relatively weaker macroeconomic characteristics.

Though we analyze many different stock selection factors in our alpha model, value factors receive the largest weight on average. Despite December’s value rally, the benchmark traded at 21.3 times forward price to earnings multiple compared to 11.2 times for the benchmark, a 91% premium. At 11.2 times forward price to earnings, the Small Cap Value Index is also trading below its 10-year average, which makes it an exception in today’s high valuation backdrop. Based on the Federal Open Market Committee’s December meeting minutes, it seems increasingly likely that the U.S. Federal Reserve will pursue additional quantitative tightening by reducing the size of its balance sheet more aggressively than previously thought. This is in addition to the multiple planned rate hikes expected in 2022. The U.S. 10-year Treasury yield has recently moved higher, and higher interest rates should continue to pressure growth stocks. Coupled with the current valuation mismatch, we believe there is far more “catching up” to come for value stocks.

WCM Investment Management LLC (“WCM”)

At December 31, 2021, the Fund’s allocation to WCM was 33.32%.

Attribution analysis reveals that the majority of our outperformance can be attributed to stock selection.

From a sector allocation perspective, information technology (“IT”) (overweight) was the largest positive contributor to our relative performance, followed by consumer discretionary (underweight) and utilities (no weight). On the other hand, health care (overweight) detracted from our relative performance, as did energy (no weight) and consumer staples (overweight).

Looking at stock selection, health care (Eckert & Ziegler Strahlen- Und Medizintechnik Ag, PolyPeptide Group AG, Bachem Holding AG) was the best performing sector relative to the benchmark, followed by consumer staples (Zur Rose Group AG, Angel Yeast Co., Ltd., Kobe Bussan Co., Ltd.) and financials (Indian Energy Exchange Limited, Zip Co Limited, Nordnet AB). On the flipside, IT (AI inside, Inc., Global Blue Group Holding AG, CI&T, Inc.) was the worst performing sector relative to the benchmark, followed by communication services (Bengo4.com, Inc., Cian PLC, VTEX) and consumer discretionary (MEDIA DO Co., Ltd., Trainline PLC, NeoGames S.A.).

JNL Multi-Manager Mid Cap Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Mid Cap Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Mid Cap Index to the Morningstar U.S. Mid Cap Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	24.25%	1 Year	24.56%
5 Year	14.93	5 Year	N/A
Since Inception	15.48	Since Inception	15.64
‡Inception date September 19, 2016
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Nuance was added as an additional Sub-Adviser on April 27, 2020.

Composition as of December 31, 2021:
Industrials	17.5%
Health Care	16.8
Financials	14.3
Information Technology	13.9
Consumer Staples	10.3
Consumer Discretionary	7.8
Materials	4.9
Real Estate	4.8
Utilities	3.7
Energy	1.5
Communication Services	1.3
Investment Companies	0.2
Other Short Term Investments	2.8
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL Multi-Manager Mid Cap Fund outperformed its primary benchmark by posting a return of 24.25% for Class A shares compared to 23.68% for the Morningstar U.S. Mid Cap Index. Effective December 31, 2021, the MSCI USA Mid Cap Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 25.52%.

JNL Multi-Manager Mid Cap Fund seeks to achieve its investment objective by allocation amount a variety of mid-capitalization growth and value strategies managed by unaffiliated Sub-Advisers. Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

The Fund underperformed the core benchmark overall owing to significant underperformance from Nuance (+10.92%). Nuance’s conservative positioning has been a meaningful headwind in a rising market. Stock holdings and sector positioning focused in consumer staples, health care, and utilities have been the biggest drags on performance. Champlain (+24.75%) also lagged the Fund’s benchmark but outperformed its growth style specific benchmark for the year. The best results came from Victory (+31.19%) and Clearbridge (+28.52%). Victory’s value style was a tailwind for the year while Clearbridge benefitted from stock picks in health care, industrials, and financials.

Champlain Investments Partners, LLC (“Champlain”)

At December 31, 2021, the Fund’s allocation to Champlain was 36.85%.

During 2021, relative outperformance compared to the benchmark was driven largely by information technology (“IT”) and health care. IT was the top relative contributor, led by stock selection within software. Asana, Inc., a work management platform, was the strongest contributor returning over 152% year-to-date. In health care, stock selection in equipment and supplies as well as life sciences tools and services drove the bulk of the outperformance. Our focus on products that improve outcomes and/or lower costs leads to our holdings remaining relevant over the mid/long term. Throughout 2021, consumer staples and discretionary have contended with lapping the strong demand of 2020, unprecedented input cost inflation, tight labor markets, and supply chain disruptions. Strong consumer discretionary stock selection was not enough to offset the headwind from our perennial overweight of consumer staples. Our sector factor in financials has us focused on niches not well served by larger institutions; as such, strong gains driven by stock selection along with our process-based exclusion of consumer finance in the fourth quarter led the sector to be the top absolute performer in 2021. In industrials, the strategy lagged relatively due to stock selection. The strategy’s process-based underweight in communication services and utilities exclusion contributed positively; while the process-based underweight in energy and materials and exclusion of real estate contributed negatively, relative to the benchmark.

Inflation is unhelpful for nearly all companies, particularly those with asset, labor, and energy intensity. While some industries may enjoy a near-term, almost dogmatic bid from investors anticipating secular inflation and other industries will enjoy a bid from investors chasing those companies that benefit from shortages, the long-term reality may be more complex when one considers the inevitable supply response from high prices, demand destruction, and/or rising costs for the replacement of reserves or equipment. Though we do not welcome inflation, we expect our investment process – which is focused on reliable, growing (relevant), and relatively higher-return businesses (particularly for the gross margin) – will serve investors relatively well over time when compared to benchmark if a secular uptrend for inflation takes hold.

ClearBridge Investments, LLC (“ClearBridge”)

At December 31, 2021, the Fund’s allocation to ClearBridge was 21.44%.

The strategy outperformed its benchmark over the year ended December 31, 2021 due to stock selection, while sector allocation weighed on performance. Industrials, health care and financials were the primary drivers of outperformance, while consumer discretionary, real estate and materials detracted from performance.

The strategy’s information technology (“IT”) holdings were a positive contributor during the year. This included companies such as Marvell Technology, Inc., a leader in semiconductor

JNL Multi-Manager Mid Cap Fund Jackson National Asset Management, LLC (Unaudited)

manufacturing. With a wide range of exposure to fast-growing IT subsectors, including 5G telecommunications, data centers, cloud computing and electric vehicles, the company’s ability to secure a crucial supplier position at the nexus of these technologies leaves it well positioned to participate in their long-term growth. Additionally, semiconductor manufacturer ON Semiconductor Corporation benefitted from high demand and increased backlogs as global supply chain disruption resulted in shortages of semiconductors across industries.

Despite closing the year on a positive note, market and investor sentiment continue to be heavily impacted by macro factors. The emergence of the COVID-19 Omicron variant, surge in inflation to multi-decade highs, continued impact of global supply chain disruptions and uncertainty over the U.S. Federal Reserve’s monetary policy have coalesced to create an environment of heightened volatility, elevated uncertainty and low visibility as to market direction entering 2022.

Rather than be tempted to make large, macro bets on the pace and direction of the market, we believe the solution to these challenges is to continue relying on our strong fundamental analysis and flexible asset management. While visibility to the future is limited, we stress the importance of basing our investment decisions on what we can see: the strength of a company’s balance sheet and the predictability of their cash flows. By basing our strategy construction around companies that can successfully operate across any kind of macro environment, we are able to focus on seeking out the best risk-adjusted returns in the market fueled by our fundamental company specific research efforts.

Nuance Investments, LLC (“Nuance”)

At December 31, 2021, the Fund’s allocation to this strategy was 18.61%.

Our overweight in health care was a detractor to performance. Our investments were primarily in companies that had exposure to elective procedures, where we believed that COVID-19 (“COVID”) related disruptions had caused material transitory under earning. Subsequent waves of COVID variants and associated impacts such as hospital staffing shortages caused a more protracted return to normal earnings power in many of those companies, in our view. We continue to have a positive view on the sector as of the end of 2021.

Our overweight in consumer staples was also a meaningful detractor to performance. Our investment in personal care products leader Beiersdorf AG was our worst performing stock in 2021, and the announced acquisition of Sanderson Farms Inc., our best performing stock in 2021, was not sufficient to offset it.

Stock selection in financials contributed negatively to performance as the negative contribution from our investments in insurers such as Travelers Companies Inc. and Everest Re Group Ltd. exceeded the positive contribution from regional banks such as Valley National Bancorp and UMB Financial Corporation.

Equity Commonwealth was a negative contributor to performance as they were unable to complete any meaningful acquisitions, and we believe their large net cash balance sheet proved to be a drag in the up-trending market of 2021.

Our underweight of energy was a negative contributor to our performance as 2021 experienced a cyclical rebound in commodity prices, and energy was the best performing sector in the benchmark. We continue to believe there are competitive issues impacting the companies making up the sector as new technologies take share from legacy fossil fuels, and we retain a negative view of the sector despite its short-term outperformance.

Our cash position had a negative total effect as the benchmark was up +30.94% in 2021.

Victory Capital Management Inc. (“Victory”)

At December 31, 2021, the Fund’s allocation to Victory was 23.10%.

During the year, stock selection was the primary driver of relative outperformance. Index returns were positive across each of the eleven major economic sectors for the year, with five sectors outpacing the broader MSCI USA Mid Cap Index. Energy was the top performing sector, posting a return of +67.17%. By contrast, communication services and health care were the worst performing sectors, returning slightly less than +12.00%

Specifically, for the strategy, stock selection in health care, energy, communication services, information technology (“IT”), and consumer staples contributed to overall relative performance for the year. However, an overweight in consumer staples partially offset the favorable impact of stock selection in the sector. An underweight in utilities and services, also augmented performance. Conversely, stock selection in consumer discretionary, financials, materials and real estate detracted from relative return for the year. However, an overweight in materials—one of the sectors that outpaced the broader Index—partially offset the negative impact from selection. Additionally, the strategy’s cash position during the year was a drag on performance.

The strategy’s weight in industrials, real estate, energy, materials, and utilities increased during the year. Conversely, the strategy’s weight in IT, consumer discretionary, health care, consumer staples, communication services, and financials decreased during the year. As of December 31, 2021, the strategy was overweight in industrials, materials, consumer staples, IT, and energy relative to the Index. By contrast, the strategy was underweight in utilities, health care, real estate, financials, communication services, and consumer discretionary, relative to the Index. Sector weighting is a byproduct of the bottom-up security selection process and not a result of top-down tactical decisions.

JNL Multi-Manager Small Cap Growth Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Small Cap Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Small Growth Index to the Morningstar U.S. Small Cap Broad Growth Extended Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	2.92%	1 Year	3.22%
5 Year	20.61	5 Year	20.95
10 Year	14.66	10 Year	14.94

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Granahan and RS Investments assumed portfolio management responsibility on September 28, 2015. Chicago Equity was added as an additional Sub-Adviser on July 11, 2016. KAR replaced LMCG as a Sub-Adviser and assumed portfolio management responsibilities effective April 30, 2018.

Composition as of December 31, 2021:
Information Technology	26.5%
Health Care	21.0
Industrials	17.0
Consumer Discretionary	12.8
Financials	8.6
Communication Services	5.6
Consumer Staples	2.7
Materials	1.1
Real Estate	1.0
Energy	0.4
Rights	-
Warrants	-
Other Short Term Investments	2.3
Securities Lending Collateral	1.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL Multi-Manager Small Cap Growth Fund underperformed its primary benchmark by posting a return of 2.92% for Class A shares compared to 6.74% for the Morningstar U.S. Small Cap Broad Growth Extended Index. Effective December 31, 2021, the MSCI USA Small Growth Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 11.47%.

JNL Multi-Manager Small Cap Growth Fund seeks to achieve its investment objective by investing in a variety of small cap growth strategies managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

The Fund underperformed the benchmark by a wide margin as all four strategies lagged during the year. RS (-1.67%) was the weakest performer, hurt by stock selections across sectors with the poorest results coming from health care. Granahan (+2.45%) also lagged by a wide margin. Stock holdings in communication services and consumer discretionary were the strategies biggest detractors. KAR’s (+5.81%) also saw weakness from picks within communication services while the sleeve’s information technology (“IT”) holdings also underperformed. Lastly, WCM (+5.88%) underperformed the benchmark mainly due to its software positioning within IT.

Granahan Investment Management, Inc. (“Granahan”)

Granahan’s small cap advantage strategy invests in stocks with a focus on companies that have the potential for strong or accelerating growth. At December 31, 2021, the Fund’s allocation to Granahan was 28.78%.

The strategy underperformed for the year, 3.45% versus 11.47% for the MSCI USA Small Growth Index. Strong selection and allocation in healthcare as well as industrials led performance for the year. Selection in energy was negative, and our underweighting of the sector also resulted in negative attribution. While selection in basic materials was positive, our underweight position detracted from gains here. All other sectors produced negative attribution, with selection in consumer discretionary and communication services being the largest detractors for the strategy.

Kornit Digital Ltd., a print design leader in the industrials sector, was the top performer in the year. Three special situation holdings were also in the top 5: Kulicke & Soffa Industries Inc., Evolent Health Inc., and Chart Industries Inc. Core Growth holding Digital Turbine USA Inc. rounds out the top 5.

Three pioneer holdings were amongst the bottom 5: Magnite Inc., ThredUP Inc, and 2U Inc. Special situation holdings Nautilus Inc. and iCAD Inc. make up the remaining bottom 5 holdings.

Earnings have expanded and, in many cases, the stocks have retreated. However, for the first time in many years, earnings for small companies are predicted to be stronger than large companies in 2022 and 2023. Secular growth businesses that help other companies strengthen green initiatives and shrink labor costs through automation and innovation are sure to be needed. This backdrop, coupled with negative real interest rates, make our companies’ stocks look attractive.

Our team continues to focus on secular trends that drive earnings growth. At Granahan, attention is on the fundamental drivers of our companies’ businesses. It has always been the focus of our repeatable processes and has provided success for our clients over time.

Kayne Anderson Rudnick Investment Management, LLC (“KAR”)

At December 31, 2021, the Fund’s allocation to this strategy was 27.36%.

The investment objective of the strategy is to achieve a return meaningfully above that of the benchmark and to achieve this return objective with a portfolio that exhibits lower overall risk characteristics.

Performance was driven by strong stock selection and overweights in financials and industrials. Negative stock selection and overweight in information technology detracted from performance.

The biggest contributors to performance were Bill.com Holdings Inc. (“BILL”) and Old Dominion Freight Line Inc. (“ODFL”). BILL continues to experience healthy topline

JNL Multi-Manager Small Cap Growth Fund Jackson National Asset Management, LLC (Unaudited)

growth, while keeping retention high. It has demonstrated an ability to upsell new customers, which we believe should support longer-term improvements in profitability. ODFL's reputation for on time and undamaged deliveries allows it to charge premium prices to shippers. We believe the company’s focus on providing high quality services to customers continues to produce market share gains over time.

The biggest detractors to performance were Autohome Inc. (“ATHM”) and Mediaalpha, Inc. (MAX). ATHM’s shares declined due to the Chinese government’s intensified business regulatory actions, weakening new car sales, and heightened competitive pressures. In the latter half of 2021, MAX's management commented on auto insurance carriers experiencing growing loss ratios as lockdown measures eased and miles driven increased. This caused auto insurers to broadly pull back ad spending and reduce dollars spent for customer acquisition on the company’s platform. We believe this is a near term cyclical issue rather than an issue for the long-term trajectory of digital direct-to-consumer auto insurance advertising spend.

U.S. stocks staged another impressive year of returns led by the S&P 500 Index returning 28.71% for the year, with double-digit returns (+11.03%) in the fourth quarter alone. The S&P 500 recorded 70 closing highs in 2021, the most for a single year since the 77 that were hit in 1995. We believe that inflation will moderate in 2022 but probably will still be above the U.S. Federal Reserve’s longer-term target of 2%. Overall, though, we believe earnings will continue to grow next year and interest rates will remain benign by any historical standard, which, in our view, should contribute to equity returns next year in line with earnings per share growth. We also believe businesses with pricing power and less labor intensity also may perform well next year.

Victory RS Investments (“RS Investments”)

At December 31, 2021, the Fund’s allocation to this strategy was 26.93%.

During 2021, the strategy’s underperformance relative to the benchmark was hindered by stock selection within health care and information technology (“IT”), while stock selection within industrials offset a portion of the relative performance

Within IT, a large detractor was RingCentral Inc. (“RingCentral”), a provider of software as a service solution for businesses to support modern communications. The company has executed well due to their industry leading technology driven by a large research and development budget which, combined with aggressive marketing, has allowed the company to take market share. In late 2019 RingCentral announced a commercial agreement with Avaya Holdings Corp. (“Avaya”), a global leader in communications, whereby RingCentral gained access to Avaya’s installed base of 100 million customers in exchange for a new RingCentral product on Avaya’s Cloud Office. Despite the strong results throughout 2021, the stock underwhelmed as investors view competition as picking up, which has elicited fear that the company will not be able to grow or price as well as they have in the past. We believe these fears are unwarranted and we expect the stock to rebound.

A contributor to outperformance within materials and processing was building company Advanced Drainage Systems, Inc. (“Advanced Drainage”). Advanced Drainage is a leading solutions provider of high performance thermoplastic corrugated pipe and related storm water management and drainage products. We initially purchased Advanced Drainage given its significant size and scale advantage given its leadership position built over fifty years that has led to their sole ability to provide a comprehensive solution of water management and drainage solutions. We believe there are still underpenetrated markets that will allow them to take market share with superior products that are higher quality and cost effective. The company performed well in the 2021 given their strong order book, book to bill ratio, and backlog and we believe 2022 remains a great environment for the company.

WCM Investment Management, LLC (“WCM”)

At December 31, 2021, the Fund’s allocation to WCM was 16.93%.

Sector attribution shows consumer discretionary as the strategy’s strongest contributor, followed by financials, real estate, and communication services, with a slight contribution from utilities as the strategy had no exposure to the sector which was down -4.50%. Stock selection in consumer discretionary was the strategy’s best performance contributor in 2021, largely driven by picks in specialty retail and hotels restaurants and leisure. Financials and real estate also contributed with positive stock selection, while communication services contributed via allocation, however their impact was more modest.

The primary detractors were information technology (“IT”) and health care. IT was the strategy’s largest detracting segment for the year as our picks in software struggled. Health care also significantly detracted in 2021 due to weak selection and allocation across multiple industries. Biopharma and health care providers were the largest detractors, followed by life sciences. Cash also proved to be a headwind from an allocation perspective with the index up +11.47%. The strategy also saw more modest detraction from industrials, materials, and consumer staples.

Our long-term view on health care remains unchanged. We expect mergers and acquisitions (“M&A”), continued approvals of monoclonal antibodies, and new cell and gene therapies will be the catalysts for change in health care. Health care M&A declined to $23 billion in 2021, after hitting a peak of $224 billion in 2019. With large sums of cash currently sitting on pharmaceutical companies’ balance sheets, we remain confident in our view, but continue to hold a smaller health care position in the near term.

WCM Small Cap Growth does not utilize derivatives as part of our investment process.

JNL Multi-Manager Small Cap Value Fund Jackson National Asset Management, LLC (Unaudited)

JNL Multi-Manager Small Cap Value Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Small Value Index to the Morningstar U.S. Small Cap Broad Value Extended Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	22.99%	1 Year	23.35%
5 Year	9.05	5 Year	9.36
10 Year	10.59	10 Year	10.86

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Congress Asset Management Company LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P. and Cortina Asset Management, LLC assumed portfolio management responsibility on September 28, 2015. WCM Investment Management, LLC replaced PPM America, Inc. as a Sub-Adviser and assumed portfolio management responsibilities effective August 13, 2018.

Composition as of December 31, 2021:
Industrials	25.5%
Financials	19.2
Consumer Discretionary	13.7
Information Technology	10.0
Health Care	9.1
Real Estate	5.6
Materials	4.5
Consumer Staples	4.4
Energy	2.4
Utilities	1.8
Communication Services	0.7
Investment Companies	0.2
Other Short Term Investments	2.4
Securities Lending Collateral	0.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL Multi-Manager Small Cap Value Fund underperformed its primary benchmark by posting a return of 22.99% for Class A shares compared to 30.01% for the Morningstar U.S. Small Cap Broad Value Extended Index. Effective December 31, 2021, the MSCI USA Small Value Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 27.70%.

JNL Multi-Manager Small Cap Value Fund seeks to achieve its investment objective by investing in a variety of small cap value strategies managed by unaffiliated investment managers (“Sub-Advisers”). Each Sub-Adviser may use different investment strategies in managing the Fund, acts independently from the others, and uses its own methodology for selecting investments. The Adviser (“JNAM”) is responsible for selecting the Fund’s investment strategies and for determining Fund assets allocated to each Sub-Adviser.

Cooke & Bieler (+17.36%) and WCM (+19.48%) both faced sector headwinds from underweights to energy and real estate. Both also saw significant weakness from stock picks in industrials. Reinhart’s (+23.60) underperformance was mainly due to sector positioning as a large health care overweight held back relative performance despite positive results versus the benchmark in the sector. Congress (+32.48%) outperformed the benchmark for the full year, driven by positive relative results from stock picks across sectors. River Road (+5.19%) was added to the Fund in April and modestly outperformed the benchmark through the end of the year.

Congress Asset Management Company LLP (“Congress”)

At December 31, 2021, the Fund’s allocation to Congress was 18.27%.

2021 was a year in which financial markets benefitted from loose monetary policy; the S&P 500 Index returned 28.71%. In the fourth quarter, consistent with the full year, the MSCI USA Small Value Index returned 6.2% and the MSCI USA Small Growth Index returned 1.1%. As we look ahead, the economy is not likely to change its expansionary trajectory without a force acting against it. Inflation and higher interest rates could hinder that trajectory, but many sectors heavily weighted in the value benchmarks (energy, materials, real estate), tend to benefit from those forces. The uncertainty around COVID-19, inflation, energy and U.S. Federal Reserve policies is likely to create investment opportunities in stocks that deviate from the intrinsic values of their businesses.

During the fourth quarter, the Congress Small Cap Value Strategy returned 6.39%, outperforming the MSCI USA Small Value Index by 1.50%. Stock selection was the key driver of our relative performance and was greatest in real estate and financials. Positive stock selection was led by positions in Shyft Group Inc., Advanced Drainage Systems Inc, Summit Materials Inc., HomeStreet Inc. and PotlatchDeltic Corporation. Negative stock selection in health care and information technology (“IT”) detracted from performance. The biggest detractors to performance were Atea Pharmaceuticals Inc., Byrna Technologies Inc., Range Resources Corporation, Editas Medicine Inc., and Alteryx Inc.

Cooke & Bieler, L.P. (“Cooke & Bieler”)

At December 31, 2021, the Fund’s allocation to Cooke & Bieler was 23.15%.

Investors entered year end confident that the worst of the COVID-19 pandemic was behind us, while being increasingly numb to pervasive price pressure and supply chain chaos. Sentiment faltered in late November with the emergence of the highly transmissible Omicron variant and the U.S. Federal Reserve’s explicit acknowledgement of more deep-rooted inflationary forces. Just as quickly, though, market participants seemed to conclude that these risks were manageable.

For the full year, despite strong absolute returns, the strategy lagged the benchmark – this was largely due to stock selection within industrials and consumer discretionary holdings, owing mostly to American Woodmark Corporation, Stoneridge Inc., and IAA Spinco Inc. Financials, materials, and energy holdings also detracted from results. The strategy’s health care holdings meaningfully outperformed their benchmark counterparts and provided a partial offset. Sector allocation contributed to performance, with nine out of eleven sectors adding to results and consumer discretionary and real estate positioning acting as the most significant tailwinds. Underweight positions in energy and real estate detracted from results.

JNL Multi-Manager Small Cap Value Fund Jackson National Asset Management, LLC (Unaudited)

Equity markets enter 2022 ostensibly in good shape. The U.S. economy undeniably has positive momentum supported by growing demand, which is attributable to declining unemployment, higher wages, and ongoing effects of unprecedented fiscal stimulus. Household and corporate balance sheets are healthy. Consequently, earnings are poised to continue growing and could surprise to the upside if supply chain pressures ease. Interest rates remain low and valuations contracted in 2021 as earnings growth exceeded stock price appreciation. Overall, stocks aren’t egregiously expensive and in some cases are attractive. Investor optimism is understandable.

While we share some of the optimism, we see a more challenging investing environment going forward. The ride for investors is likely to get bumpier and less rewarding, with returns more modest and varied, depending on the interplay between fundamental performance and expectations embedded in valuations. We are unequivocally optimistic about the Fund. Though not reflected in 2021 relative performance, we were pleased with fundamental progress which far outpaced its return during the year, leaving it with an unusually enticing valuation profile entering 2022.

Reinhart Partners, Inc (“Reinhart”)

At December 31, 2021, the Fund’s allocation to Reinhart was 19.72%.

The full year story was much the same, but the magnitude of returns in 2021 is striking. Even though the Fund gained nearly 25%, this trailed the benchmark’s return of 27.7%. The driver behind this deviation has been a notable market rotation from growth stocks to value stocks. From 2010-2019, value stocks had one of their worst ever decades of performance relative to growth stocks, followed by what was likely single worst year of value stock relative performance in 2020. Given this extreme skew in historical performance, 2021’s “value rotation” feels to us like a long time coming and is far from over, in our view.

During the year, stock selection in health care and real estate were positive contributors for the strategy while selection in consumer discretionary was the most significant detractor in 2021. From an allocation perspective, avoiding communication services was the top contributor while not having any holdings in more cyclical energy and materials weighed on relative results.

Peeling back the covers on value stock outperformance in 2021 reveals an interesting dynamic. In 2021, the median Russell 2500 stock with positive earnings saw a price increase of +24.2% versus a decline of -17.4% for the median stock with negative earnings. Perhaps just as notable is the sheer number of companies in the Russell 2500 Index that are not profitable – over one thousand companies, 40% of it. It is hard to say for certain what catalyzed this change in market sentiment (rising interest rates? Robinhood traders returning to their day jobs?), but we know irrationality cannot last forever and stock prices eventually converge toward intrinsic value. We are happy to see a return to a semblance of rationality and investment fundamentals.

River Road Asset Management, LLC (“River Road”)

Effective April 26, 2021, River Road was added as a Sub-Adviser to the Fund. At December 31, 2021, the Fund’s allocation to this strategy was 18.58%.

The sectors with the highest contribution to relative return during the year were consumer discretionary and consumer staples. Consumer discretionary benefited from positive stock selection and an underweight allocation. Consumer staples benefited from positive stock selection. The holdings with the highest contribution to active return in the Fund were Murphy USA Inc. and LKQ Corp.

The sectors with the lowest contribution to relative return during the year were financials and energy. Financials suffered from negative stock selection, partially offset by an underweight allocation. Energy suffered from negative stock selection and an underweight allocation. The holdings with the lowest contribution to active return in the Fund were Avaya Holdings Corp. and White Mountains Insurance Group Ltd.

The objective of the strategy is to outperform the Russell 2500 Value by 200 to 400 basis points (gross of fees) annualized over a market cycle. The strategy does not employ volatility targets; however, the strategy seeks to minimize return volatility and the potential for permanent loss of capital by employing a policy of balanced diversification and a structured sell discipline.

Stocks delivered another strong year, although returns diverged widely by size and style. Large caps outperformed small caps by the widest margin since 1998. Among small caps, value beat growth by the widest annual margin since 2000. Within the Russell 2500 Value index, energy (+85.07%) had the highest total return for 2021, while health care (+9.75%) had the lowest. Active small cap value managers posted a strong year, with 63% outperforming.

WCM Investment Management, LLC (“WCM”)

At December 31, 2021, the Fund’s allocation to WCM was 20.27%.

Attribution analysis shows that while both allocation and selection were detractors for the year, allocation was the primary source of underperformance.

From an allocation perspective, the strategy’s underweighting in health care (worst in bench) was the primary contributor. The strategy’s overweight to consumer staples and avoidance of utilities also contributed. Finally, the strategy’s underweight to communication services was an additional slight contributor.

From a selection standpoint, the strategy’s strong picks in information technology (“IT”) and real estate were the primary contributors. Selection within consumer staples and health care also contributed to performance.

From an allocation perspective, the strategy’s avoidance of energy (best in bench) and cash position were the primary detractors. The strategy’s overweight to industrials and underweights in real estate and financials were additional key detractors. Further, the strategy’s underweights to materials and consumer discretionary detracted from performance. Finally, the strategy’s overweight to IT was a detractor.

From a selection standpoint, the strategy’s picks in industrials were the largest source of underperformance. Selection within consumer discretionary and communication services also detracted from performance. Lastly, picks in financials and materials were additional detractors.

A year ago, we wrote that while we were excited for the long-term prospects of our businesses, early portions of market recoveries typically favor the lower quality and cyclical companies. This trend started in late 2020 and continued through most of 2021. As a result, the strategy’s high-quality approach had difficulty keeping up with a market that favored lower quality, highly cyclical and non-earning businesses. It wasn’t until the fourth quarter where the stragety exhibited strong outperformance amidst a shift in investor sentiment. Sensible valuations and quality businesses were in favor as investors rotated away from high flying growth stocks and non-earning businesses. This backdrop was more favorable for the strategy compared to what we saw through much of the year.

We do not utilize derivatives as part of our investment process; accordingly, they were not used in our sleeve of the strategy during the year.

JNL S&P 500 Index Fund Mellon Investments Corporation (Unaudited)

JNL S&P 500 Index Fund

Total Return*
Class I†
1 Year	28.53%
Since Inception	18.19
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class I shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	28.5%
Health Care	13.0
Consumer Discretionary	11.5
Financials	10.4
Communication Services	10.2
Industrials	7.6
Consumer Staples	6.2
Real Estate	2.7
Energy	2.6
Materials	2.5
Utilities	2.4
Investment Companies	0.6
Other Short Term Investments	1.8
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2021, JNL S&P 500 Index Fund underperformed its primary benchmark by posting a return of 28.53% for Class I shares compared to 28.71% for the S&P 500 Index.

The investment objective of the Fund is to match the performance of the S&P 500 Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/AQR Large Cap Defensive Style Fund AQR Capital Management, LLC (Unaudited)

JNL/AQR Large Cap Defensive Style Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Index to the Morningstar U.S. Target Market Exposure Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	21.99%	1 Year	22.40%
Since Inception	16.15	Since Inception	16.50
‡Inception date June 24, 2019
†Inception date June 24, 2019

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Consumer Staples	21.8%
Health Care	21.6
Information Technology	11.4
Industrials	10.0
Communication Services	6.2
Financials	5.9
Utilities	5.5
Materials	5.0
Consumer Discretionary	4.1
Energy	3.5
Real Estate	0.6
Other Short Term Investments	4.4
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2021, JNL/AQR Large Cap Defensive Style Fund underperformed its primary benchmark by posting a return of 21.99% for Class A shares compared to 27.02% for the Morningstar U.S. Target Market Exposure Index. Effective December 31, 2021, the MSCI USA Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 26.97%.

The Fund employs a diverse set of low risk fundamental inputs and applies them in a disciplined and systematic manner. Importantly, the Fund’s investment process is systematic in that our models and portfolio construction process drive the buying and selling of securities. As a reminder, the Fund pursues a defensive investment style, meaning it seeks to generate returns similar to equity markets over the long-term while realizing significantly less volatility. As such, the Fund maintains a beta below 1.0 relative to the benchmark, typically in the 0.6 – 0.8 range. Therefore, the Fund may have the propensity to underperform the benchmark during periods when the market experiences positive returns and outperform the benchmark when the market is down.

Sector selection drove underperformance, while stock selection within sectors also detracted. Within sector selection, an overweight position in consumer staples and an underweight position in energy and information technology (“IT”) were the largest detractors. Stock selection within communication services, IT, and financials were the largest detractors. On the other hand, stock selection within industrials contributed, though not enough to offset losses from other sectors. From a thematic viewpoint, low market risk significantly detracted from excess returns, while low fundamental risk and low statistical risk contributed. The Fund ended the year with a diversified portfolio of 181 stocks. The largest sector overweights relative to the benchmark at the end of the year were in consumer staples, health care, and utilities. Conversely, the Fund’s primary underweights were in IT, consumer discretionary, and financials. Derivatives performed as expected and allowed the Fund to gain exposure to the equity market.

JNL/Baillie Gifford International Growth Fund Baillie Gifford & Co. (Unaudited)

JNL/Baillie Gifford International Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World ex USA Index (Net) to the Morningstar Global Markets ex-US Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	-6.97%	1 Year	-6.69%
Since Inception	13.36	Since Inception	13.69
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Baillie Gifford & Co. assumed portfolio management responsibility on April 26, 2021.

Composition as of December 31, 2021:
Consumer Discretionary	26.5%
Information Technology	24.1
Health Care	17.0
Communication Services	9.4
Industrials	7.5
Financials	7.2
Consumer Staples	5.2
Materials	1.9
Other Short Term Investments	1.2
Total Investments	100.0%

Effective April 26, 2021, JNL/Vanguard International Fund’s name was changed to JNL/Baillie Gifford International Growth Fund. Also, effective April 26, 2021, the Fund became a Sub-Advised Fund. Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World ex USA Index (Net) to the Morningstar Global Markets ex-US Target Market Exposure Index (Net). The Fund underperformed its new primary benchmark, which posted a return of 8.24%

For the period January 1, 2021 through April 25, 2021, the Fund operated as a Feeder Fund. During the period, the Fund posted a return of 6.10% for Class A shares compared to 7.04% for the MSCI All Country World ex USA Index (Net). While operating as a Feeder Fund, the Fund sought long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - International Portfolio (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary should be read in conjunction with the Fund’s financial statements.

Effective April 26, 2021, Baillie Gifford & Co. assumed management responsibility for the Fund. For the period April 26, 2021 through December 31, 2021, the Fund posted a return of -12.32% for Class A shares compared to 0.73% for the MSCI All Country World ex USA Index (Net).

The investment objective of the Fund is capital appreciation.

Detractors to performance can be found in two main camps. First, the Fund’s Chinese holdings were impacted by the progression of regulation in the country. On average through the period the Fund had 19.0% in China, nearly +9.0% overweight versus its benchmark. In aggregate, its Chinese holdings fell -39.0% in 2021 whilst Chinese holdings in the benchmark fell only by -24.0%. In terms of specific stocks, Alibaba Group Holding Limited, Meituan Dianping, and Tencent Holdings Limited all suffered a decline in their share prices. Overall, we believe that these three groups are valuable to Chinese society. While there may now be a cap on their returns as the government seeks to rein in the power of digital platforms, the opportunity for them to grow in line with the Chinese communist party directions is still very strong. The Fund’s holding in TAL Education Group suffered the most. We sold it following a dramatic deterioration in its growth prospects because of the tightened regulation of the after school tuition sector.

Second, amongst our detractors were also several rapid growth companies that performed well in 2020 but witnessed a pullback in their share prices in 2021. Examples include M3, Inc., MercadoLibre S.R.L., Zalando SE, and Delivery Hero SE. We are happy with their long-term prospects and operational performance. Our investment philosophy does not take heed of short-term fluctuations in market sentiment regarding the valuation of growth stocks.

The stronger contributors to our Fund’s performance are primarily companies that continued delivering good operational results. Several of them are linked to the themes of digitization. Examples include ASML Holding, COVID-19 vaccines from Moderna, Inc. , Sartorius AG, and climate solution provider Tesla Inc.

In terms of risks, the Fund invests for the long-term in companies with significant growth opportunities, often driven by technological change. During periods of sharp cyclical recovery, or unexpected changes in the long-term interest rate environment, these growth stocks can be vulnerable to short-term underperformance.

JNL/Baillie Gifford U.S. Equity Growth Fund Baillie Gifford & Co. (Unaudited)

JNL/Baillie Gifford U.S. Equity Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from S&P 500 Index to the Morningstar U.S. Large-Mid Cap Broad Growth Index for consistency with the Fund's principal investment strategies.

Total Return
Class A‡		Class I†
Since Inception	-11.20%	Since Inception	-11.00%
‡Inception date April 26, 2021
†Inception date April 26, 2021

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	26.6%
Consumer Discretionary	22.6
Health Care	19.3
Financials	14.6
Communication Services	9.5
Industrials	3.8
Real Estate	1.3
Other Short Term Investments	1.2
Securities Lending Collateral	1.1
Total Investments	100.0%

For the period April 26, 2021 through December 31, 2021, JNL/Baillie Gifford U.S. Equity Growth Fund underperformed its primary benchmark by posting a return of -11.20% for Class A shares compared to 15.89% for the Morningstar U.S. Large-Mid Cap Broad Growth Index. Effective December 31, 2021, the S&P 500 Index was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 15.12%.

The investment objective of the Fund is capital appreciation. The Fund seeks to meet its objective by identifying exceptional growth businesses and owning them for long enough that the advantages of their business models and cultural strengths become the dominant drivers of their stock prices. The committed nature of the strategy means that we can and will deliver significantly different returns versus the benchmark over any shorter time frame. What worked for the strategy in 2020 unwound as 2021 came to a close. Stock selection in consumer discretionary, health care, information technology (“IT”), and real estate were particularly weak and accounted for most of the Fund’s underperformance since account inception.

In an extraordinary year, 2021 saw the release of new vaccines and treatments that began to reverse the tide of COVID-19 (“COVID”). As the world adapted to living with COVID, sentiment amongst investors swung away from innovative, high growth companies which adapted well to lockdowns and were favored most heavily in 2020. And towards the year end inflation and the prospect of rising interest rates returned to the headlines, which further drew investors away from fund holdings which are priced for rapid growth for many years to come.

In this uncertain time, we are enthused by the long-term future of a select group of innovative and disruptive U.S. companies with the potential to transform entire industries. We believe that people’s demand for convenience and flexibility will increase, while health and wellness as a means of disease prevention will take greater prominence. We also expect that companies like Tesla, Inc., which have proven their manufacturing and delivery capabilities through difficult operational conditions, will lead the way in a transport and energy revolution. While many trends like these may not bear out in the short-term, we expect them to dominate in the next decade. We have plenty of reasons to be optimistic, and we will continue to engage in imaginative research, company by company, with the aim of placing the Fund on the right side of innovation.

In the near term the market is preoccupied with the impact of higher inflation than we have seen for decades, and the pattern of interest rate rises. This is likely to lead to ongoing volatility and the potential for the innovative, high growth and highly valued companies held by the Fund to de-rate as investment horizons shorten. The Fund remains focused on the long-term growth opportunities and competitive advantages of the Fund’s holdings. Exceptional companies are best placed to adapt to changing conditions.

JNL/BlackRock Advantage International Fund BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Advantage International Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI EAFE Index (Net) to the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	12.98%	1 Year	13.30%
Since Inception	10.19	Since Inception	10.53
‡Inception date June 24, 2019
†Inception date June 24, 2019

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Industrials	15.2%
Financials	15.0
Information Technology	11.0
Consumer Staples	10.7
Health Care	10.5
Consumer Discretionary	10.2
Materials	6.5
Communication Services	4.1
Energy	3.7
Utilities	2.3
Real Estate	1.7
Other Short Term Investments	7.9
Securities Lending Collateral	1.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/BlackRock Advantage International Fund outperformed its primary benchmark by posting a return of 12.98% for Class A shares compared to 11.27% for the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI EAFE Index (Net) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 11.26%.

The Fund seeks to achieve consistent outperformance of its benchmark while maintaining a similar risk profile to the benchmark, all at a low cost. Stock selection is driven by a systematic process leveraging advanced data and technology, by which the Fund’s investment model systematically evaluates thousands of international stocks daily across three broad areas: company fundamentals, sentiment, and macro themes.

The Fund started the year strong as markets moved to price the restart of the global economy and this coincided with an acceleration in the roll out of COVID-19 (“COVID”) vaccinations. While the global markets finished the second quarter at all time highs, the second quarter saw investors experience rising tensions between rates markets, in the face of evidence of growing inflationary pressures and saw recovery in growth styles towards the end of the year. September saw a reintroduction of volatility across asset classes and global stocks finishing the third quarter with the first quarterly drop since the beginning of the COVID pandemic. The Fund only underperformed the benchmark during the third quarter and experienced a positive comeback during the last quarter of the year as global stocks closed the year with a seasonal rally.

Unsurprisingly, performance was broadly positive across signal composites with sentiment driving gains while macro and fundamental insights also adding to performance. Regarding the former, sentiment based measures performed consistently well during the last three quarters of the year. Mobile app usage and internet search trend information benefited the model. Furthermore, the model was able to successfully utilize its suite of natural language processing capabilities to read company conference calls to determine sentiment as well.

Within macro thematic, despite success from some tactical signals, including one designed to bet against tech name crowding to avoid bubbles, the Fund failed to bet correctly against other measures such as one designed to track company sensitivity to commodity prices. Finally, fundamental measures were mixed with gains from more traditional quality and value insights such as price based and earnings measures mixed with losses from some environmental, social and governance (“ESG”) oriented measures as the increase in volatility correlated negatively with ESG. A signal expected to see strong ESG flow buying was among the top detractors.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/BlackRock Global Allocation Fund BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Global Allocation Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI World Index (Net) to the Morningstar Developed Markets Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

††36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index

Average Annual Total Returns
Class A		Class I
1 Year	7.30%	1 Year	7.63%
5 Year	9.58	5 Year	9.89
10 Year	7.53	10 Year	7.78

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	15.5%
Consumer Discretionary	11.6
Health Care	10.2
Industrials	8.0
Financials	7.8
Communication Services	7.3
Materials	4.7
Non-U.S. Government Agency ABS	4.2
Energy	3.6
Government Securities	3.3
Investment Companies	2.9
Consumer Staples	2.8
Utilities	2.0
Real Estate	1.5
U.S. Government Agency MBS	0.2
Warrants	-
Other Short Term Investments	13.0
Securities Lending Collateral	1.4
Net Long (Short) Investments	100.0%

For the year ended December 31, 2021, JNL/BlackRock Global Allocation Fund underperformed its primary benchmark by posting a return of 7.30% for Class A shares compared to 21.71% for the Morningstar Developed Markets Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI World Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 21.82%. The Fund underperformed its blended benchmark return of 10.13% for the 36% S&P 500 Index, 24% FTSE World (ex-U.S.) Index, 24% Bank of America Merrill Lynch Current 5-Year U.S. Treasury Index, 16% FTSE Non-U.S. Dollar World Government Bond Index.

An overweight to equities, as compared to the reference benchmark, positively impacted returns. Within equities, stock selection within materials contributed to performance. An underweight to developed market government bonds, as compared to the reference benchmark, was additive. Within fixed income, exposure to credit and securitized assets positively impacted returns. An overweight to Chinese government bonds also contributed to performance. Currency management, notably an overweight to the U.S. Dollar and an underweight to the Euro, was additive.

Within equities, security selection in consumer discretionary, information technology (“IT”), and industrials detracted from performance. Tactical hedges on equity positioning to manage the overall beta, notably short positions on select U.S. equity markets futures, negatively impacted returns. Within fixed income, positioning with U.S. Treasuries to manage duration exposure, notably positioning at the long end of the curve, weighed on performance. Exposure to gold related securities and cash and cash equivalents detracted from returns.

While the Fund’s overall equity allocation increased slightly from 67% to 68% of net assets; exposure was tactically managed throughout the year. Within equities, the Fund increased exposure to the U.S., and decreased exposure to continental Europe and Asia, particularly China. From a sector perspective, the Fund increased exposure to energy and consumer discretionary, and decreased exposure to IT. The Fund’s allocation to fixed income decreased from 22% to 17% of net assets. Within fixed income, the Fund decreased exposure to government bonds and corporates. From a duration perspective, the Fund decreased total portfolio duration from 1.9 years to 0.4 years during the year. The Fund’s allocation to commodity related securities decreased slightly from 1% to less than 1% of net assets. Reflecting the above changes, the Fund’s cash equivalents increased from 10% to 15% of net assets.

Relative to the Fund’s benchmark, the Fund was overweight equities and cash equivalents, underweight fixed income, and had minimal exposure to commodities. Within equities, the Fund's largest overweights were consumer discretionary, healthcare, energy, materials, communication services, and industrials, and largest underweight was consumer staples. The Fund was overweight the U.S., China, and Europe, and underweight Japan and Australia. Within fixed income, the Fund was underweight developed market government bonds, and overweight credit, securitized debt and bank loans. From a duration perspective, the total portfolio duration was 0.4 years versus its benchmark duration of 2.7 years (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight the U.S. Dollar and underweight the Euro.

The Fund uses derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the year, the Fund’s use of derivatives detracted from the Fund’s performance.

JNL/BlackRock Global Natural Resources Fund BlackRock International Ltd. (Unaudited)

JNL/BlackRock Global Natural Resources Fund

Average Annual Total Returns
Class A		Class I
1 Year	30.59%	1 Year	30.86%
5 Year	4.66	5 Year	4.91
10 Year	1.38	10 Year	1.61

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

BlackRock International Limited assumed portfolio management responsibility on September 25, 2017.

Composition as of December 31, 2021:
Materials	47.9%
Energy	37.0
Consumer Staples	8.0
Industrials	3.9
Information Technology	1.3
Warrants	-
Other Short Term Investments	1.7
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/BlackRock Global Natural Resources Fund outperformed its primary benchmark by posting a return of 30.59% for Class A shares compared to 24.40% for the S&P Global Natural Resources Index (Net).

The outperformance was primarily driven by positive stock selection in the mining sub-sector of the Fund. The global reopening continued throughout the year, with some further restrictions lifted around the world. Whilst new variants continued to spread, vaccination programs have meant that hospitalization rates have not risen as quickly as during the last wave. The emergence of the highly infectious Omicron COVID-19 (“COVID”) variant resulted in heightened equity market volatility at the end of 2021.

Mined commodity prices performed well almost across the board. In the base metal space, copper, aluminum, and zinc prices rose +25.7%, +42.2% and +31.5% respectively. Energy equities were supported by dramatic increases in European and Asian natural gas and liquified natural gas prices over the period, particularly in September. Against this backdrop, oil prices rose, with Brent Crude Oil and West Texas Intermediate increasing by +47.0% and +62.2%, ending the period at $78/bbl and $76/bbl respectively. Elsewhere, a Precision Agriculture Loan Act was established within the U.S. Department of Agriculture, to provide loan financing to farmers interested in purchasing precision agriculture equipment. The loan would cover any precision agriculture technology that improves efficiency or reduces inputs.

Within the Fund, CF Industries Holdings Inc. was the largest contributor to performance. The company benefited from the rising prices of nitrogen fertilizers on the back of lower supplies due to higher energy prices. Our off benchmark position in Neo Lithium Corp. was also among the top performers on improving lithium prices.

Our off benchmark position in Petrobras was the largest detractor from relative performance during the year. The Brazilian state owned integrated oil company saw its stock price fall by more than -27% following an unexpected change in CEO, as the market saw this as the first step in deeper government influence in the longer term strategy of the company.

JNL/BlackRock Large Cap Select Growth Fund BlackRock Investment Management, LLC (Unaudited)

JNL/BlackRock Large Cap Select Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Growth Index to the Morningstar U.S. Large-Mid Cap Broad Growth Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	20.45%	1 Year	20.80%
5 Year	24.60	5 Year	24.96
10 Year	18.29	10 Year	18.58

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

BlackRock Investment Management LLC assumed portfolio management responsibility on September 16, 2013.

Composition as of December 31, 2021:
Information Technology	38.4%
Consumer Discretionary	18.5
Communication Services	15.9
Health Care	9.4
Industrials	7.5
Financials	5.9
Materials	2.8
Consumer Staples	0.9
Energy	0.6
Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/BlackRock Large Cap Select Growth Fund underperformed its primary benchmark by posting a return of 20.45% for Class A shares compared to 26.37% for the Morningstar U.S. Large-Mid Cap Broad Growth Index. Effective December 31, 2021, the MSCI USA Growth Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 26.23%.

At the sector level, communication services was the largest detractor from relative performance driven by stock selection in the interactive media and services industry. Notably, an off benchmark position in Tencent Holdings weighed on performance. Additionally, an overweight position in SEA Ltd., within the entertainment sub sector, underperformed as shares of high multiple technology companies faced pressure. A second key detractor was consumer discretionary where security selection amongst internet and direct marketing retail names and an underweight to automobiles detracted from results. Specifically, an off benchmark position in e-commerce giant, MercadoLibre S.R.L., and underweight position in automobile company, Tesla Inc., detracted from relative returns. Lastly, selection in information technology (“IT”) weighed on results led by an overweight to IT services and specifically an overweight to Wix.com Ltd.

The largest contributor to relative performance was health care, where avoiding biotechnology names and stock selection within the life sciences tools and services sub sector drove strength during the year. In particular, an overweight position in Danaher Corporation and an off benchmark position in Lonza Group AG, were key contributors to relative performance during the year. Lastly, within financials, selection in the capital markets industry added value. Specifically, an overweight position in S&P Global Inc. contributed to outperformance.

Due to a combination of portfolio trading activity and market movements during the year, the largest increases in active weights were in health care and communication services. These moves were driven by adding to life sciences tools and services in health care and entertainment in communication services. Conversely, the largest reductions in active sector weights were in IT and consumer discretionary. These changes were primarily driven by reducing exposure to IT services and specialty retail, respectively.

JNL/Causeway International Value Select Fund Causeway Capital Management LLC (Unaudited)

JNL/Causeway International Value Select Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI EAFE Value Index (Net) to the Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	8.50%	1 Year	8.76%
5 Year	7.69	5 Year	8.00
10 Year	5.93	10 Year	6.19

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Industrials	18.9%
Financials	18.0
Health Care	14.4
Information Technology	13.1
Energy	8.1
Consumer Staples	7.0
Consumer Discretionary	7.0
Utilities	4.5
Materials	4.4
Securities Lending Collateral	2.8
Other Short Term Investments	1.8
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Causeway International Value Select Fund underperformed its primary benchmark by posting a return of 8.50% for Class A shares compared to 12.24% for the Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI EAFE Value Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 10.89%.

Fund holdings in the technology hardware and equipment, transportation, and capital goods, as well as overweight positions in the pharmaceuticals and biotechnology and semiconductors and semi equipment industry groups, detracted from relative performance. Holdings in the banks, consumer durables and apparel, insurance, and commercial and professional services, as well as an underweighting in communication services offset some of the underperformance compared to the benchmark. The largest detractor was integrated resort developer and operator, Sands China Ltd. Additional notable detractors included Takeda Pharmaceutical Co. Ltd., rolling stock, signaling, and services provider for the rail industry, Alstom, airline, Air Canada, and electric, gas and renewables power generation and distribution company, Enel SpA. The top contributor to return was banking and financial services company, UniCredit S.p.A. Other notable contributors included automobile manufacturer, Volkswagen AG, financial services provider, ING Groep N.V., luxury goods manufacturer and retailer, Compagnie Financiere Richemont SA, and integrated oil and gas company, TotalEnergies SE.

With policymakers on track to tighten monetary conditions, we expect a compression of the highest valuation multiples for speculative growth stocks. The sobering effect on equity markets as liquidity is removed should favor a disciplined valuation based investing approach. As borders reopen, we anticipate this pent up demand from consumers to translate to revenue recovery for companies in aerospace, aviation, travel, and leisure related industries. In our view, the best positioned companies in these industries operate in oligopolies with management teams who have used the pandemic crisis to meaningfully cut costs. We expect this to result in high profitability as revenues return to pre-COVID-19 era levels. In all regions, we are most interested in companies undergoing operational restructuring; we routinely push management teams to focus on self-help to improve free cash flow generation and reward shareholders. Longer term, we believe one of the most enduring investment themes over the next several years will be decarbonization and climate amelioration. We believe companies in traditionally carbon intensive industries that demonstrate the wherewithal to transition their operations to low or zero greenhouse gas emissions, without sacrificing returns, stand to benefit most from increased investor attention. Finally, while we expect some normalization of interest rates, we continue to emphasize companies rewarding shareholders via dividends and share buybacks. Though government bond yields may increase from current levels, capital returned to shareholders via dividends and share buybacks remain the most certain portion of total return.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/ClearBridge Large Cap Growth Fund ClearBridge Investments, LLC (Unaudited)

JNL/ClearBridge Large Cap Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Growth Index to the Morningstar U.S. Large-Mid Cap Broad Growth Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	21.17%	1 Year	21.57%
Since Inception	20.99	Since Inception	21.34
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	38.5%
Consumer Discretionary	20.1
Health Care	13.4
Communication Services	12.0
Industrials	10.8
Consumer Staples	1.6
Real Estate	1.5
Securities Lending Collateral	1.1
Other Short Term Investments	1.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL/ClearBridge Large Cap Growth Fund underperformed its primary benchmark by posting a return of 21.17% for Class A shares compared to 26.37% for the Morningstar U.S. Large-Mid Cap Broad Growth Index. Effective December 31, 2021, the MSCI USA Growth Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 26.23%.

The Fund underperformed due to stock selection and sector allocation effects. Stock selection in information technology (“IT”), communication services and consumer staples and overweights to industrials and consumer discretionary were the primary detractors from performance. On the positive side, stock selection in industrials and health care contributed to performance. Several individual stocks were detractors including Chinese e-commerce and payments platform Alibaba Group Holding Limited, which bore the brunt of aggressive regulatory action by the Chinese government that forced the cancellation of the initial public offering for its Ant Financial division. Data monitoring software maker Splunk Inc. was weighed down by a slower than anticipated transition to a subscription based business model while payments provider Fidelity National Information Services, Inc. saw headwinds from increasing competition in its merchant business. The Fund’s software and semiconductor holdings were mostly positive contributors. This included companies such as Nvidia Corporation, which benefited from its leadership position in developing chips for gaming and data center applications while security software maker Palo Alto Networks, Inc. thrived in a robust demand environment to contain data breaches. We pivoted into health care stocks outside of the volatile biopharmaceutical area and saw strength in managed care provider UnitedHealth Group Incorporated, animal health products maker Zoetis Inc. and diversified health care supplier Thermo Fisher Scientific Inc.

As active managers in the large cap growth segment of the market, relative performance is constantly measured against benchmarks increasingly concentrated in a handful of mega cap IT and internet stocks. Our structural underweight to this group is less about a bear case on any of the companies and more about maintaining diversification. We achieve this balance and seek to deliver consistent results through the cycle by targeting stocks across three growth profiles: cyclical, stable and select. Over the last year, we have sought to improve the up capture of the Fund by expanding exposure to the select bucket of companies growing revenues and earnings at meaningfully above average rates as well as increasing our exposure to consumer trends like streaming and omnichannel retail.

JNL/DFA International Core Equity Fund Dimensional Fund Advisors LP (Unaudited)

JNL/DFA International Core Equity Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI World ex USA Index (Net) to the Morningstar Developed Markets ex-US Target Market Exposure Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	11.33%	1 Year	11.63%
Since Inception	10.57	Since Inception	10.92
‡Inception date June 24, 2019
†Inception date June 24, 2019
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Industrials	18.6%
Financials	16.2
Consumer Discretionary	12.1
Materials	11.0
Information Technology	7.7
Consumer Staples	7.7
Health Care	7.0
Communication Services	4.8
Energy	4.7
Utilities	3.1
Real Estate	2.7
Warrants	-
Rights	-
Other Short Term Investments	3.1
Securities Lending Collateral	1.3
Total Investments	100.0%

For the year ended December 31, 2021, JNL/DFA International Core Equity Fund underperformed its primary benchmark by posting a return of 11.33% for Class A shares compared to 12.71% for the Morningstar Developed Markets ex-US Target Market Exposure Index. Effective December 31, 2021, the MSCI World ex USA Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 12.62%.

The Developed ex U.S. market had positive performance for the year. With MSCI indices used as proxies, the Developed ex U.S. market had a return of 12.9% as measured by MSCI World ex USA IMI Index (Gross). Small caps dividends underperformed large caps by 1.6% as measured by MSCI World ex USA Small Cap Index (Gross) and MSCI World ex USA Index (Gross). Large cap value stocks outperformed large cap growth stocks by 2.1% as measured by MSCI World ex USA Value Index (Gross) and MSCI World ex USA Growth Index (Gross). Small cap value stocks outperformed small cap growth stocks by 4.8% as measured by MSCI World ex USA Small Cap Value Index (Gross) and MSCI World ex USA Small Cap Growth Index (Gross) by 4.8%.

The Fund’s emphasis on stocks with smaller market capitalizations detracted from relative performance as small caps in Developed ex U.S. markets generally underperformed.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/DFA U.S. Core Equity Fund Dimensional Fund Advisors LP (Unaudited)

JNL/DFA U.S. Core Equity Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA IMI Index to the Morningstar U.S. Market Extended Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A		Class I
1 Year	26.88%	1 Year	27.33%
5 Year	16.13	5 Year	16.52
10 Year	14.81	10 Year	15.11
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Dimensional Fund Advisors LP assumed portfolio responsibility on April 30, 2012.

Composition as of December 31, 2021:
Information Technology	25.5%
Financials	13.5
Consumer Discretionary	12.1
Health Care	12.1
Industrials	12.0
Communication Services	8.2
Consumer Staples	6.2
Materials	4.2
Energy	3.3
Utilities	2.4
Real Estate	0.3
Rights	-
Other Short Term Investments	0.2
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2021, JNL/DFA U.S. Core Equity Fund outperformed its primary benchmark by posting a return of 26.88% for Class A shares compared to 25.63% for the Morningstar U.S. Market Extended Index. Effective December 31, 2021, the MSCI USA IMI Index (Gross) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 26.12%.

The U.S. market had positive performance for the year. With MSCI indices used as proxies, the U.S. market had a return of 26.1% as measured by MSCI USA IMI Index (Gross). Small caps underperformed large caps by 7.7% as measured by MSCI USA Small Cap Index (Gross) and MSCI USA Large Cap Index (Gross). Large cap value stocks underperformed large cap growth stocks by 1.0% as measured by MSCI USA Large Cap Value Index (Gross) and MSCI USA Large Cap Growth Index (Gross). Small cap value stocks outperformed small cap growth stocks by 16.2% as measured by MSCI USA Small Cap Value Index (Gross) and MSCI USA Small Cap Growth Index (Gross) by 16.2%.

The Fund’s emphasis on small value stocks contributed positively to relative performance. The Fund’s emphasis on high profitability stocks also contributed positively to relative performance.

JNL/DFA U.S. Small Cap Fund Dimensional Fund Advisors LP (Unaudited)

JNL/DFA U.S. Small Cap Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Small Cap Index to the Morningstar U.S. Small Cap Extended Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	27.46%	1 Year	28.01%
5 Year	10.73	5 Year	N/A
Since Inception	12.43	Since Inception	12.23
‡Inception date September 10, 2012
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Financials	19.0%
Industrials	17.5
Information Technology	14.0
Health Care	13.9
Consumer Discretionary	13.1
Materials	6.2
Energy	4.7
Consumer Staples	4.2
Utilities	3.0
Communication Services	2.8
Real Estate	0.9
Rights	-
Securities Lending Collateral	0.5
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/DFA U.S. Small Cap Fund outperformed its primary benchmark by posting a return of 27.46% for Class A shares compared to 16.49% for the Morningstar U.S. Small Cap Extended Index. Effective December 31, 2021, the MSCI USA Small Cap Index (Gross) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 19.56%.

The U.S. market had positive performance for the year. The return for the broad U.S. market as measured by the MSCI USA IMI Index (Gross) was 26.1%. Small cap securities underperformed the broad market, returning 19.6% as measured by the MSCI USA Small Cap Index (Gross).

The Fund’s exclusion of stocks with the lowest profitability and highest relative prices contributed positively to relative performance. The Fund’s exclusion of stocks with high asset growth also contributed positively to relative performance. Additionally, the Fund’s focus on small cap stocks contributed positively to relative performance, as larger stocks held by the index underperformed.

JNL/DoubleLine Core Fixed Income Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Core Fixed Income Fund

Average Annual Total Returns
Class A		Class I
1 Year	-0.43%	1 Year	-0.13%
5 Year	3.43	5 Year	3.71
10 Year	2.99	10 Year	3.23

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

DoubleLine Capital LP assumed portfolio management responsibility on September 25, 2017.

Composition as of December 31, 2021:
Non-U.S. Government Agency ABS	27.6%
Government Securities	26.8
U.S. Government Agency MBS	13.7
Financials	6.7
Utilities	3.8
Energy	3.2
Industrials	2.6
Information Technology	2.3
Communication Services	2.2
Consumer Discretionary	2.2
Health Care	2.0
Materials	1.5
Real Estate	1.5
Consumer Staples	1.4
Warrants	-
Other Equity Interests	-
Other Short Term Investments	2.3
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/DoubleLine Core Fixed Income Fund outperformed its primary benchmark by posting a return of -0.43% for Class A shares compared to -1.54% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s outperformance was driven by its shorter duration profile and overweight credit positioning relative to the benchmark. Another large scale fiscal stimulus package was passed during the year, which included additional direct transfer payments. This contributed to a large influx of consumer spending, which coupled with product shortages, drove prices higher and sparked concerns about a sustained period of higher inflation. In response, the U.S. Federal Reserve announced a quicker than expected reduction in its pace of monthly asset purchases, increased its expectations for policy rate hikes in 2022, and started to suggest it may begin shrinking its balance sheet sooner than anticipated. The U.S. Treasury (“UST”) curve rose significantly, with 2-year yields increasing by 61 basis points (“bps”), 10-year yields increasing by 60 bps, and 30 year-yields increasing by 26 bps.

The top performing sector within the Fund was high yield corporates as corporate balance sheets generally improved during the year, leading to spread tightening across most of the sector. Improving corporate health also supported bank loans and collateralized loan obligations, which demonstrated strong performance as their floating rate nature insulated them from rising rates. Despite the emergence of Omicron near the end of the year, commercial mortgage-backed securities (“MBS”) and asset-backed securities performed well as travel and return to work trends improved over the year. Non-Agency residential MBS also delivered positive returns, benefitting from strong housing market fundamentals, property value appreciation, and strengthening household balance sheets.

The worst performing sector in the Fund was global bonds, which was hurt by its longer duration coupled with U.S. Dollar strengthening over the year. Longer duration sectors such as UST agency MBS, and investment grade corporates also did not perform as well in light of the rate rise which took place. The Fund’s objective is to maximize total risk adjusted returns by actively allocating across a broad range of fixed income sectors including government, MBS, global diversified credits, international and emerging markets.

JNL/DoubleLine Emerging Markets Fixed Income Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Emerging Markets Fixed Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	0.74%	1 Year	0.99%
5 Year	3.81	5 Year	N/A
Since Inception	4.22	Since Inception	3.04
‡Inception date April 25, 2016
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Government Securities	36.5%
Financials	20.6
Energy	16.8
Utilities	9.5
Materials	5.8
Communication Services	4.0
Consumer Staples	2.6
Industrials	2.0
Consumer Discretionary	0.4
Information Technology	-
Securities Lending Collateral	1.2
Other Short Term Investments	0.6
Total Investments	100.0%

For the year ended December 31, 2021, JNL/DoubleLine Emerging Markets Fixed Income Fund outperformed its primary benchmark by posting a return of 0.74% for Class A shares compared to -1.80% for the JPMorgan EMBI Global Diversified Index. The Fund underperformed its other benchmark return of 0.91% for the JPMorgan CEMBI Broad Diversified Index.

We have an actively managed value-oriented approach to delivering the best possible risk adjusted returns. Avoiding potential problem credits and minimizing credit losses are a critical function of the Fund’s credit analysis. Emerging markets (“EM”) sovereign external bonds posted negative performance and corporate external bonds posted positive performance in 2021. The roll out of COVID-19 (“COVID”) vaccines and the introduction of additional stimulus, particularly from the U.S., contributed to rising growth and inflation expectations in the first half of the year and narrowing EM credit spreads, especially for EM corporate credit. The strong recovery fueled by expanding vaccination campaigns was complicated by the emergence of new coronavirus variants and fresh waves of infections which clouded the growth outlook, driving market volatility. As rising demand coupled with supply chain bottlenecks drove inflation to higher than expected levels, and as the labor market continued to improve throughout the year, the U.S. Federal Reserve sped up the expected pace of monetary policy tightening, leading U.S. Treasury (“UST”) rates higher and causing EM credit spreads to widen, especially sovereign credit spreads.

The Fund benefitted from its holdings of corporate credit which posted positive performance over the year compared to the negative performance of sovereign credit. The Fund also benefitted from its underweight positions in Europe and Africa compared to the benchmark, since both regions had negative performances for the year, while its overweight positioning in Latin America detracted from relative performance as Latin America was the worst performing region. The Fund’s overweight positioning in investment grade (“IG”) credit relative to the benchmark also detracted from performance given IG credits underperformed high-yield credits over the year. The Fund’s duration increased sharply from 4.15 to 7.77 years over the year ending December 2021 (versus the benchmark’s duration of 7.97 years as of December 2021). Risk appetite for 2022 will continue to be driven by the spread of COVID variants and the pace of vaccinations, global growth and inflation expectations, and the potential tapering of monetary accommodation by central banks.

JNL/DoubleLine Shiller Enhanced CAPE Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Shiller Enhanced CAPE Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	24.01%	1 Year	24.39%
5 Year	17.24	5 Year	N/A
Since Inception	18.51	Since Inception	17.08
‡Inception date September 28, 2015
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Non-U.S. Government Agency ABS	50.5%
Government Securities	20.1
Financials	5.3
U.S. Government Agency MBS	3.3
Health Care	2.3
Consumer Discretionary	2.0
Communication Services	1.9
Energy	1.7
Utilities	1.6
Industrials	1.5
Consumer Staples	1.1
Materials	1.1
Information Technology	1.0
Real Estate	0.6
Other Short Term Investments	6.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL/DoubleLine Shiller Enhanced CAPE Fund underperformed its primary benchmark by posting a return of 24.01% for Class A shares compared to 28.71% for the S&P 500 Index.

The Fund seeks to meet its objective through exposure to the Shiller Barclays CAPE U.S. Sector Index (the “CAPE Index”), collateralized by a short intermediate duration multi-sector fixed income portfolio. The CAPE Index underperformed the S&P 500 in 2021 , returning 23.72%. Over the course of the year, the CAPE Index was allocated to six sectors: communication services, consumer staples, financials, health care, real estate and information technology. Two of these sectors contributed positively to relative returns in the year, with technology, and financials making those positive contributions. Health care detracted from relative returns. During the year, the Fund’s exposure to the CAPE Index was achieved entirely through equity index swap agreements. The use of these derivative instruments allowed the strategy to gain exposure to the Index, which added to the Fund’s performance. The fixed income collateral portfolio contributed positively to the Fund’s returns in 2021. The three best performing sectors in the collateral portfolio were commercial mortgage-backed securities, bank loans and Non-Agency mortgage-backed securities. The three weakest sectors were agency mortgage-backed securities, government securities and investment grade corporate bonds.

JNL/DoubleLine Total Return Fund DoubleLine Capital LP (Unaudited)

JNL/DoubleLine Total Return Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	-0.43%	1 Year	-0.17%
5 Year	2.72	5 Year	N/A
Since Inception	2.87	Since Inception	2.59
‡Inception date September 16, 2013
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
U.S. Government Agency MBS	46.9%
Non-U.S. Government Agency ABS	44.1
Government Securities	7.5
Other Short Term Investments	1.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL/DoubleLine Total Return Fund outperformed its primary benchmark by posting a return of -0.43% for Class A shares compared to -1.54% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s outperformance was driven by its shorter duration profile and overweight allocation to structured credit sectors relative to the benchmark. Another large scale fiscal stimulus package was passed during the year, which included additional direct transfer payments. This contributed to a large influx of consumer spending, which coupled with product shortages, drove prices higher and sparked concerns about a sustained period of higher inflation. In response, the U.S. Federal Reserve announced a quicker than expected reduction in its pace of monthly asset purchases, increased its expectations for policy rate hikes in 2022, and started to suggest it may begin shrinking its balance sheet sooner than anticipated. The U.S. Treasury curve rose significantly, with 2-year yields increasing by 61 basis points (“bps”), 10 year-yields increasing by 60 bps, and 30-year yields increasing by 26 bps. The top performing sector within the Fund was Non-Agency residential mortgage-backed securities (“MBS”), driven by strong housing market fundamentals, property value appreciation, and strengthening household balance sheets. Commercial MBS and asset-backed securities also performed well as travel and return to work trends improved over the year. Collateralized loan obligations delivered positive returns as corporate balance sheets generally improved over the year and the asset class’s floating rate nature insulated it from rising rates. The only detractor from performance was Agency MBS as the sector was hurt by its longer duration in light of the rising rate environment. The Fund’s investment objective is to maximize risk adjusted returns by exploiting inefficiencies within subsectors of the mortgage market and other securitized products.

JNL/Fidelity Institutional Asset Management Total Bond Fund FIAM LLC (Unaudited)

JNL/Fidelity Institutional Asset Management Total Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	-0.69%	1 Year	-0.38%
5 Year	3.58	5 Year	3.87
10 Year	3.22	10 Year	3.46

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

FIAM LLC assumed portfolio management responsibility on June 24, 2019.

Composition as of December 31, 2021:
Government Securities	30.1%
U.S. Government Agency MBS	16.0
Financials	12.8
Non-U.S. Government Agency ABS	8.3
Energy	5.2
Communication Services	3.9
Consumer Discretionary	2.9
Industrials	2.5
Consumer Staples	2.5
Information Technology	2.3
Real Estate	2.2
Health Care	1.8
Utilities	1.3
Materials	1.2
Warrants	-
Other Short Term Investments	6.7
Securities Lending Collateral	0.3
Net Long (Short) Investments	100.0%

For the year ended December 31, 2021, JNL/Fidelity Institutional Asset Management Total Bond Fund outperformed its primary benchmark by posting a return of -0.69% for Class A shares compared to -1.54% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Market conditions throughout the year were mixed, but overall favorable for risk related sectors. Treasury rates, having begun the year at all time lows, moved higher to finish the year, influenced by a material and sustained rise in inflation, which was spurred by a confluence of factors including supply chain disruptions, tight labor conditions, and record amounts of stimulus from highly accommodative monetary authorities across the globe.

The plus sector allocation was a primary contributor to outperformance. High-yield bonds were among the top performing fixed income sectors for the year, given their reduced sensitivity to rising rates and higher correlation to equites. Returns for leveraged loans were also favorable, as these securities often benefit from a rise in interest rates.

Within the investment grade (“IG”) allocation, positioning across corporates produced mixed results, though positive security selection helped to boost returns, particularly among banking, real estate investment trust, and energy sub sectors. In industrials, the decision to underweight consumer related sectors detracted. Elsewhere, underweight positioning in agency mortgage-backed securities (“MBS”) was beneficial, as these relatively high quality instruments finished among the laggards within the Fund’s investable opportunity set. An underweight to nominal Treasuries buoyed relative returns, as did a small out of benchmark allocation to Treasury Inflation Protected Securities, which fared well considering realized inflation handily outpaced expectations.

Fund positioning is currently modestly overweight risk assets. The corporate allocation balances overweight positioning in short dated IG credits, high-yield bonds and leveraged loans while underweighting long dated IG credits. Elsewhere, The Fund maintains an underweight to both nominal U.S. Treasuries and agency MBS.

The overall contribution from derivatives was marginally positive, led by exposure to long-dated Treasury futures position which fared well given curve flattening and subsequent decline in rates on the long end throughout the latter half of the year. Contribution from exposure to interest rate swaps was muted.

JNL/First Sentier Global Infrastructure Fund First Sentier Investors (Australia) IM Ltd. (Unaudited)

JNL/First Sentier Global Infrastructure Fund

Average Annual Total Returns
Class A		Class I
1 Year	12.95%	1 Year	13.32%
5 Year	7.27	5 Year	7.59
10 Year	7.43	10 Year	7.69

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

First Sentier Investors (Australia) IM Ltd. assumed portfolio management responsibility on August 13, 2018.

Composition as of December 31, 2021:
Utilities	46.7%
Industrials	34.0
Real Estate	9.0
Energy	6.4
Communication Services	1.6
Securities Lending Collateral	1.5
Other Short Term Investments	0.8
Total Investments	100.0%

For the year ended December 31, 2021, JNL/First Sentier Global Infrastructure Fund outperformed its primary benchmark by posting a return of 12.95% for Class A shares compared to 11.04% for the S&P Global Infrastructure Index (Net).

The Fund uses a disciplined, bottom-up investment process with an equal emphasis on quality and valuation which aims to identify mispricing. As a result, the Fund’s relative performance tends to be driven primarily by stock selection.

The Fund invests in the shares of companies that own or operate infrastructure assets. The investment objective of the Fund is to seek total return through growth of capital and inflation protected income.

The strategy invests in a range of global listed infrastructure assets including toll roads, airports, railroads, utilities, pipelines, and wireless towers.

The lifting of pandemic related movement restrictions and improving levels of economic activity led to rising bond yields and higher energy prices during the year under review. Financial market optimism was tempered somewhat by the emergence of the Delta and Omicron COVID-19 variants.

Tower stocks including SBA Communications Corporation (+39.0%) contributed positively to Fund performance. The company gained as telecoms firms continued to invest in 5G networks (leading to more capacity being taken up on towers) to cope with rising demand for mobile data. U.S. electric utilities deriving low risk earnings growth from the build out of renewables such as NextEra Energy Inc. (+23.4%) also performed well over the course of the year.

However, gas utilities holdings detracted from performance. China Gas Holdings Ltd. (-27.7%) was affected by two gas pipeline accidents; and by concerns that the slowdown in China’s property may reduce demand for new gas connections. French-listed Rubis (-32.7%) underperformed on a lack of investor appetite for its specialist energy supply and storage operations.

Inflation rose sharply in 2021. Infrastructure assets are typically able to increase prices in line with inflation – in some cases through the terms of their regulatory frameworks, concession agreements or customer contracts; in others, by operating from a strong strategic position with limited competition. This relationship gives us confidence that listed infrastructure would fare relatively well in a higher inflation environment.

JNL/Franklin Templeton Global Multisector Bond Fund Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Global Multisector Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	-4.33%	1 Year	-4.03%
5 Year	-1.22	5 Year	-0.93
10 Year	1.28	10 Year	1.53

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Government Securities	71.8%
Financials	-
Other Short Term Investments	27.9
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Franklin Templeton Global Multisector Bond Fund outperformed its primary benchmark by posting a return of -4.33% for Class A shares compared to -4.51% for the Bloomberg Barclays Multiverse Bond Index.

The Fund is benchmark unconstrained and seeks total return through a combination of interest income, capital appreciation and currency gains by investing primarily in debt securities of governments, government related entities and corporate issuers around the world. The strategy also uses derivatives, including interest rate swaps and currency forwards.

The Fund is benchmark unconstrained and seeks total return through a combination of interest income, capital appreciation and currency gains by investing primarily in debt securities of governments, government related entities and corporate issuers around the world. The Fund also uses derivatives, including interest rate swaps and currency forwards.

2021 was characterized by exuberant optimism for an end to the COVID-19 pandemic in the first half of the year, followed by rising inflation and incremental shifts toward monetary tightening in the second half, with several emerging markets (“EM”) entering rate hiking cycles ahead of the major developed markets. On the whole, sovereign bond yields rose in most countries during the year while the U.S. Dollar broadly strengthened.

During the year, the Fund’s performance fared better than that of its benchmark primarily due to interest rate strategies, followed by overall credit exposures. Currency positions detracted from relative results. The Fund maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select EM. Overweighted duration exposures in Argentine Peso (“ARS”), and Ghanaian Cedi contributed to relative performance, as did the Fund’s lack of duration exposure in the Euro area. Among credit exposures, overweighted exposure to sub investment grade sovereign credits contributed to relative return. Among currencies, overweighted positions in the ARS, South Korean Won, Chilean Peso, Turkish Lira, and Colombian Peso detracted from relative results, as did the Fund’s overweighted position in the Japanese Yen for part of the year. However, its underweighted exposure to the Euro contributed to relative performance, as did overweighted positions in the Canadian Dollar and the Norwegian Krone against the Euro.

From a positioning standpoint, we continue to maintain low Fund duration. We are significantly underweight developed market duration and continue to emphasize select local currency bonds outside of the major developed markets, in countries that we view as having resilient fundamentals and attractive risk adjusted yields. We are holding various hedged and unhedged local currency positions. We are also focusing on value opportunities in specific currencies, particularly in countries with strong trade dynamics, current account surpluses, better fiscal management and stronger growth potential. We see pockets of value in select sovereign credit exposures that have undervalued growth drivers and attractive risk adjusted spreads, but we continue to avoid corporate credit, given stretched valuations. On the whole, we remain constructive in specific currencies and local currency bond markets, notably in areas of Asia, as we largely expect the global recovery to continue in 2022.

JNL/Franklin Templeton Growth Allocation Fund Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Growth Allocation Fund

††50% S&P 500, 25% Morningstar Global Markets xUS Target Market Exposure Index, 25% Bloomberg US Aggregate Bond Index

Average Annual Total Returns*
Class A		Class I†
1 Year	13.94%	1 Year	14.29%
5 Year	8.60	5 Year	N/A
10 Year	9.02	10 Year	N/A
Since Inception	N/A	Since Inception	8.27
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	17.4%
Health Care	12.4
Financials	11.2
Industrials	9.1
Government Securities	8.0
Communication Services	7.1
Consumer Discretionary	5.6
Consumer Staples	4.9
Materials	3.7
Energy	3.7
U.S. Government Agency MBS	3.6
Utilities	3.6
Equity Linked Structured Notes	2.8
Real Estate	1.8
Investment Companies	1.4
Non-U.S. Government Agency ABS	0.4
Rights	-
Other Short Term Investments	2.8
Securities Lending Collateral	0.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Franklin Templeton Growth Allocation Fund underperformed its primary benchmark by posting a return of 13.94% for Class A shares compared to 14.04% for the Morningstar Moderately Aggressive Target Risk Index. The Fund underperformed its blended benchmark return of 15.49% for the 50% S&P 500, 25% Morningstar Global Markets xUS Target Market Exposure Index, 25% Bloomberg US Aggregate Bond Index.

Allocation decisions from both a cross asset and intra asset perspective contributed to relative performance. The Fund was overweight equities relative to the benchmark, and underweight fixed income, and global equities broadly rallied. Likewise, the Fund’s above benchmark exposure to U.S. equities and underweight to developed markets bolstered relative returns. Throughout the year, the Fund’s dynamic U.S. equity exposure, featuring S&P 500 futures funded through short positions in 10-year U.S. Treasury futures, helped drive contribution at both levels. Our allocation to the Franklin Income sleeve, which blends equity and fixed income holdings, also added value.

On an underlying fund level in U.S. equities, the Franklin Growth sleeve advanced but trailed its benchmark in the growth led environment, a result of underweighting some mega cap names that led U.S. markets. While the Clearbridge Large Cap Value U.S. sleeve performed in line with its value benchmark, it trailed the broader, growth led U.S. market. The U.S. Smart Beta sleeve trailed the S&P 500 Index, resulting in a modest detraction. In contrast, the U.S. Core Equity Strategy was a notable contributor, largely due to stock selection. Elsewhere, the Templeton Foreign and Franklin International Growth sleeves were substantial detractors. Templeton Foreign’s value style and sizable cash position weighed on relative performance as growth stocks outperformed. Franklin International Growth’s weakness was primarily driven by a few individual holdings that sharply declined. Conversely, the Fund’s emerging market exposure, through the Emerging Markets Core Equity strategy, added value.

Turning to fixed income, the Fund’s positive underweight to the asset class was the main driver of relative performance, as no individual strategy had a significant impact.

The impact of derivatives did not materially impact relative performance.

JNL/Franklin Templeton Income Fund Franklin Advisers, Inc. (Unaudited)

JNL/Franklin Templeton Income Fund

††50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index

Average Annual Total Returns
Class A		Class I
1 Year	14.75%	1 Year	15.19%
5 Year	7.17	5 Year	7.49
10 Year	7.03	10 Year	7.31

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Health Care	19.4%
Equity Linked Structured Notes	13.9
Utilities	12.1
Financials	8.9
Energy	8.2
Communication Services	7.1
Industrials	6.9
Consumer Staples	6.0
Information Technology	4.6
Government Securities	4.0
Consumer Discretionary	2.4
Materials	1.8
Non-U.S. Government Agency ABS	0.3
U.S. Government Agency MBS	0.1
Other Short Term Investments	2.7
Securities Lending Collateral	1.6
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Franklin Templeton Income Fund underperformed its primary benchmark by posting a return of 14.75% for Class A shares compared to 28.71% for the S&P 500 Index. The Fund underperformed its blended benchmark return of 14.93% for the 50% S&P 500 Value Index, 50% ICE Bank of America Merrill Lynch U.S. High Yield Master II Index.

During 2021, the Fund’s asset mix shifted further toward equities as opportunities presented themselves, while fixed income holdings diminished. We increased our cash position slightly to combat volatility as rates began to rise. Equity holdings drove the Fund’s annual absolute gain, while fixed income holdings also contributed. Financial holdings were standout equity contributors, along with energy, health care and information technology. All sectors added value across the year, with no detractors. The weakest was communication services, hurt by an investment in Verizon Communications Inc., which detracted.

Extraordinary monetary policy stimulus from the U.S. Federal Reserve supported the corporate bond market during 2021. The average credit quality in the high-yield sector rose, as the COVID-19 pandemic flushed out some of the weakest credits and at the same time pulled in some “fallen angels” from the investment grade universe.

Issues from energy and health care led contributions to performance, benefiting respectively from rising oil prices and a robust pandemic response. U.S. Treasuries and mortgage-backed securities were the only fixed income sectors that detracted from the Fund’s absolute performance in 2021, as rates rose across the curve on policy tightening.

We continued to be selective in our investment process as the path forward remains uncertain. Divergences in the pace of economic reopening and the timing of recovery in various countries remain a concern, although we expect global growth rates to remain above long-term trend levels, despite the likelihood that peak growth rates have passed. Overall, the high-yield corporate bond sector continues to offer attractive income characteristics relative to the broader fixed income market, given attractive yield and total return expectations.

JNL/Goldman Sachs 4 Fund Goldman Sachs Asset Management, L.P. (Unaudited)

JNL/Goldman Sachs 4 Fund

Average Annual Total Returns
Class A		Class I†
1 Year	35.48%	1 Year	35.88%
5 Year	13.87	5 Year	N/A
10 Year	14.37	10 Year	N/A
Since Inception	N/A	Since Inception	15.38
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Goldman Sachs Asset Management and Mellon Investments Corporation assumed portfolio management responsibility on April 26, 2021.

Composition as of December 31, 2021:
Information Technology	29.1%
Health Care	13.2
Consumer Discretionary	12.4
Financials	9.7
Communication Services	8.8
Consumer Staples	6.5
Industrials	6.3
Energy	3.5
Real Estate	3.3
Utilities	3.3
Materials	3.2
Other Short Term Investments	0.4
Securities Lending Collateral	0.3
Total Investments	100.0%

Effective April 26, 2021, the Fund became a Sub-Advised Fund.

For the period January 1, 2021 through April 25, 2021, the Fund operated as a Fund of Funds. During the period, the Fund posted a return of 17.96% for Class A shares compared to 11.80% for the S&P 500 Index. The Fund outperformed its other benchmark return of 14.27% for the S&P 500 Value Index. While operating as a Fund of Funds, the Fund sought to achieve its objective by investing approximately equal allocations in the following Underlying Funds: JNL/Goldman Sachs Competitive Advantage Fund, JNL/Goldman Sachs Dividend Income & Growth Fund, JNL/Goldman Sachs Intrinsic Value Fund and JNL/Goldman Sachs Total Yield Fund. The Underlying Funds were a separate series of JNL Series Trust.

Effective April 26, 2021, Goldman Sachs Asset Management and Mellon Investments Corporation assumed management responsibility for the Fund. For the period April 26, 2021 through December 31, 2021, the Fund posted a return of 14.85% for Class A shares compared to 15.12% for the S&P 500 Index. The Fund outperformed its other benchmark return of 9.29% for the S&P 500 Value Index.

On April 26, 2021, the Fund adopted a suite of enhancements including sector normalization, harmonization of the credit and quality thresholds, and factor diversification achieved by changing the relative weights of the sub-strategy sleeves. The competitive advantage sleeve weight increased to one third of the total Fund weight, the dividend income and growth and intrinsic value sleeves each decreased to one sixth of the total Fund weight, and the total yield sleeve was replaced with a momentum sleeve at one third of the total Fund weight. The enhancements produced a Fund with lower tracking error and lower sector allocation effects on performance.

On a sector basis, ten of the eleven sectors contributed positively to outperformance, driven almost entirely by positive stock selection effects. Communication services was the only detractor. Consumer discretionary, information technology, and materials were the top three contributing sectors.

Fortinet, Inc. (+1.27% average Fund weight versus +0.09% benchmark average, +141.97% total return, +1.11% contribution to returns), Amazon.com, Inc. (+0.55% average Fund weight versus +3.99% benchmark average, +2.38% total return, +1.04% contribution to returns), and Seagate Technology Holdings Public Limited (+1.05% average Fund weight versus +0.05% benchmark average, +87.56% total return, +0.58% contribution to returns) were the top stock level contributors.

Microsoft Corporation (+0.42% average Fund weight versus +5.72% benchmark average, +52.48% total return, -1.24% contribution to returns), The Western Union Company (+0.93% average Fund weight versus +0.02% benchmark average, -16.39% total return, -0.78% contribution to returns), and Alphabet Inc. (0.47% average Fund weight versus +2.05% benchmark average, +65.30% total return, -0.70% contribution to returns) were the worst stock level detractors.

The turnover in names for the 2021 tri-blend rebalance was elevated compared to the historical average due enhancement rollout. The number of stocks in the Fund went from 160 to 147, with 119 new buys and 135 sells across three rebalances over the course of the period.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/GQG Emerging Markets Equity Fund GQG Partners LLC (Unaudited)

JNL/GQG Emerging Markets Equity Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI Emerging Markets Index (Net) to the Morningstar Emerging Markets Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	-2.30%	1 Year	-2.00%
Since Inception	8.35	Since Inception	8.68
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Financials	26.6%
Information Technology	25.6
Energy	17.3
Materials	11.1
Consumer Staples	9.3
Communication Services	2.3
Consumer Discretionary	2.0
Health Care	1.5
Participatory Notes	1.1
Utilities	0.7
Industrials	0.1
Other Short Term Investments	2.4
Total Investments	100.0%

For the year ended December 31, 2021, JNL/GQG Emerging Markets Equity Fund underperformed its primary benchmark by posting a return of -2.30% for Class A shares compared to -1.77% for the Morningstar Emerging Markets Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI Emerging Markets Index (Net) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of -2.54%.

Index performance for 2021 was turbulent with hawkish rhetoric from Chinese regulators negatively impacting the largest geographic weighting in the index (China). New COVID-19 variants with Delta and Omicron also ravaged through emerging markets (“EM”) and negatively impacted economic activity throughout the year.

For the year ending December 31, 2021, stock selection in information technology (“IT”) was accretive to performance. An underweight to consumer discretionary and an overweight to energy, IT, and financials were also accretive to performance.

From a Fund perspective, on a select name basis we’ve found increased opportunities in energy broadly across the EM strategy. After nearly a decade of underinvestment and subsequent lack luster returns, we believe that select names in energy present strong risk/reward opportunity sets given what in our view are favorable supply/demand dynamics moving forward. However, we would like to clarify that we are not buying cyclical names, in this case energy companies, because they are “cheap” but rather because of the forward looking quality that we believe is present in them given the backdrop of capacity constraints and robust demand. Additionally, our increased exposure to energy was primarily funded by a reduction to consumer discretionary. In our view, the earnings visibility of companies in consumer discretionary , primarily operating in China, has deteriorated due to hawkish rhetoric from regulators. We also reduced our exposure to materials mid-year due to volatility in the industrial metals complex which can be attributed to a slowdown in the Chinese property market.

From a country perspective, the biggest changes were increases to Russia, India and Brazil while reducing exposure to China. All allocation decisions remain driven by our bottom-up conviction in the Fund companies rather than top-down allocation decisions.

JNL/Harris Oakmark Global Equity Fund Harris Associates, L.P. (Unaudited)

JNL/Harris Oakmark Global Equity Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI World Index (Net) to the Morningstar Developed Markets Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	17.85%	1 Year	18.14%
5 Year	10.13	5 Year	N/A
Since Inception	7.43	Since Inception	7.53
‡Inception date April 27, 2015
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Financials	24.3%
Health Care	16.2
Communication Services	15.3
Consumer Discretionary	14.2
Information Technology	11.0
Consumer Staples	6.2
Materials	5.3
Industrials	4.8
Energy	1.4
Other Short Term Investments	1.3
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Harris Oakmark Global Equity Fund underperformed its primary benchmark by posting a return of 17.85% for Class A shares compared to 21.71% for the Morningstar Developed Markets Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI World Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 21.82%.

Underperformance can be owed to both stock selection and weighting disparities. On a geographic basis, Japan and the UK generated the top results, while Germany and China were the worst relative performers. On a sector basis, communication services and industrials delivered the best relative results. Information technology and health care were the largest relative detractors.

The primary long-term goal for this Fund is to achieve a high absolute rate of return.

Global markets moved higher early in 2021 as vaccines reached more and more people, though the Delta and Omicron variants of COVID-19 (“COVID”) took hold later in the year. Meanwhile, energy suppliers rushed to ramp up production to meet growing demand as oil and natural gas prices spiked, forcing the suspension of operations at factories in Europe and China. Despite concerns for high inflation, most central banks refrained from raising interest rates.

Top performer Alphabet Inc. delivered strong earnings reports in 2021 that continued to surprise investors and as the company continued its execution of share repurchases. We believe Alphabet Inc. remains an attractive holding with upside potential despite its share price appreciation in 2021.

Bottom performer Alibaba Group Holding Limited’s (“Alibaba”) share price moved lower throughout 2021 as growth was hampered by a decrease in the retail spending environment in China, increased competition in e-commerce and Alibaba’s reinvestments into its merchant base, which coincided with recent increased regulation from the Chinese government.

At year end, the Fund’s equities spanned eleven countries in seven regions. The weighting in the U.S. increased 4%, while Switzerland and the UK. both decreased 4%. The Fund was also invested in nine sectors. The weighting in technology and health care increased 6% and 4%, respectively, while consumer discretionary decreased 6% and financials decreased 4%.

Generally, the Fund’s only derivative use is foreign currency forwards for hedging purposes. The Fund may implement currency hedging when it views that a currency is overvalued by more than 20% of its estimated purchasing power parity. The Fund’s Swiss Franc hedges contributed 0.06% to performance in 2021.

JNL/Heitman U.S. Focused Real Estate Fund Heitman Real Estate Securities, LLC (Unaudited)

JNL/Heitman U.S. Focused Real Estate Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI U.S. REIT Index to the Morningstar U.S. REIT Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	44.13%	1 Year	44.65%
Since Inception	15.42	Since Inception	15.78
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Real Estate	96.8%
Other Short Term Investments	3.1
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Heitman U.S. Focused Real Estate Fund outperformed its primary benchmark by posting a return of 44.13% for Class A shares compared to 41.06% for the Morningstar U.S. REIT Index. Effective December 31, 2021, the MSCI U.S. REIT Index (Gross) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 43.06%.

The MSCI U.S. REIT Index delivered a 43.06% return with the storage, retail, logistics, and residential sectors exceeding the benchmark return. As an example, Rexford Industrial Realty Inc. and Duke Realty Corp., both coastal market pure play logistics stocks experienced record rent growth and accretive acquisitions volumes and both gained over 65% in the year.

Hotels, health care, office, specialty, and digital infrastructure lagged. Storage and logistics benefited from both cyclical and secular tailwinds as demand for space soared. Retail saw a recovery as the economy reopened and consumer spending was directed to bricks and mortar-based merchants. For the strip center retail sector, according to company management, the sector is benefitting from the household formation in suburban locations generating strong demand for the storefront. Additionally, tenants have enhanced their omnichannel strategy and are more effectively utilizing their store footprint to accommodate in person shopping as well as online delivery/pickup. Residential was buoyed by continued low interest rates as house prices rose as well as a return of renters to gateway cities.

In a theme consistent with the last two years, hotels, offices, and health care stocks in sectors geared to the economic reopening and aged care, underperformed as the COVID Delta variant infection rate (and resultant fears) rose. In our opinion, work from home arrangements continue to cast uncertainty over the U.S. office sector, evidenced by persistent share price underperformance and discounts to estimates of net asset value.

Additionally, mergers, corporate activity, and capital raising were dominant themes throughout the year. In the digital infrastructure sector, the Blackstone Group Inc. and data center company QTS Realty Trust Inc. agreed to a $10 billion take private deal and both Cyrusone LLC and Coresite Realty Corporation, both data centers, became subject to takeovers for $11.5 billion and $9.5 billion, respectively, in cash deals. Elsewhere, Kimco Realty Corporation announced a deal to merge with Weingarten Realty Investors for $5.6 billion and Realty Income Corporation agreed to acquire VEREIT Inc. for $17.3 billion.

We added value in health care, residential, logistics, and data centers primarily from stock selection decisions. Logistics stocks continued their strong performance, gaining over 30% buoyed by continued investor and occupier demand and delivering better than expected operating results and upgraded guidance. Our preference for Duke Realty Corp. and Rexford Industrial Realty Inc., a Southern Californian REIT, added the most value.

Even after the substantial gains in 2021, REITs continue to benefit from recovering fundamentals and strong demand from the private market for real estate in most markets as sectors. We continue to balance The Fund positioning around "reopening" cyclical sectors and stocks with identifiable catalysts and strong secular economic, demographic and technology related tailwinds.

As of the end of December 2021, on Heitman estimates, the U.S. REIT market was trading at a 4.6% implied cap rate, 15.5% premium to NAV and 2.7% dividend yield.

While the premium to NAV valuation metric shows elevated levels, these estimates are primarily based on historical and current transactions. However, we believe that forward looking indicators of value, such as the historically wide spread of cap rates against investment grade bonds and the sizeable amount of private capital on the sidelines, suggest cap rates will continue to compress for property types that demonstrate growing or stable cash flows. For example, the most recent quarter for REIT earnings season proved to be better than expected for many companies. According to Citi, 75% of REITs beat estimates and 80% increased full year guidance.

JNL/Invesco Diversified Dividend Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Diversified Dividend Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Value Index to the Morningstar U.S. Large-Mid Cap Broad Value Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	18.65%	1 Year	19.08%
Since Inception	8.50	Since Inception	8.85
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Financials	18.6%
Health Care	16.9
Consumer Staples	12.3
Industrials	10.8
Information Technology	10.1
Utilities	6.7
Energy	6.2
Communication Services	5.7
Consumer Discretionary	4.6
Materials	3.8
Real Estate	1.5
Other Short Term Investments	2.8
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Invesco Diversified Dividend Fund underperformed its primary benchmark by posting a return of 18.65% for Class A shares compared to 26.47% for the Morningstar U.S. Large-Mid Cap Broad Value Index. Effective December 31, 2021, the MSCI USA Value Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 27.17%. The Fund underperformed its other benchmark return of 28.71% for the S&P 500 Index.

On an absolute basis, the Fund’s holdings in financials and energy made the largest positive contributions to overall returns with companies like the Hartford Financial Services Group Inc. and ConocoPhillips outperforming. Holdings in communication services detracted the most from absolute performance with companies like Comcast Corporation (“Comcast”) and AT&T Inc. underperforming.

Within the benchmark, energy and real estate were the best performing sectors, while communication services was the worst performing sector during the year. Stock selection in financials contributed the most to relative Fund performance versus the benchmark. A slight overweight in energy also helped relative Fund performance. An overweight position combined with stock selection in consumer staples detracted the most from the Fund’s relative performance. An overweight position in utilities, an underweight in real estate and stock selection in consumer discretionary also hurt the Fund’s performance relative to the benchmark.

The Fund used currency forward contracts for the purpose of hedging currency exposure of some of the non-U.S. based companies held in the Fund, and these were not used for speculative purposes or leverage. The use of currency forward contracts had a very small positive impact on the Fund’s performance during the year. The currency forward contracts were no longer being used in the Fund at year end.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Invesco Global Growth Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Global Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World Index (Net) to the Morningstar Global Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	15.37%	1 Year	15.73%
5 Year	18.06	5 Year	18.39
10 Year	13.97	10 Year	14.25

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	32.5%
Communication Services	17.7
Industrials	14.9
Consumer Discretionary	14.0
Health Care	10.1
Financials	7.3
Real Estate	2.7
Consumer Staples	0.3
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Invesco Global Growth Fund underperformed its primary benchmark by posting a return of 15.37% for Class A shares compared to 18.57% for the Morningstar Global Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 18.54%.

The Fund outperformed its benchmark in six of eleven sectors. Stock selection in communication services, real estate and financials added most to relative Fund performance compared to the benchmark. Stock selection in information technology (“IT”), consumer discretionary, and health care detracted most from relative performance.

On a geographic basis, stock selection in India, France, and Sweden contributed most to relative Fund performance during the year. Stock selection in Japan, Brazil, and the United States detracted the most from relative Fund performance.

The top three individual contributors to Fund performance during the year were Alphabet Inc., Intuit Inc., and S&P Global Inc. Alphabet Inc. has a collection of businesses that possess large competitive moats and are well positioned for the future. Intuit Inc. has done some good acquisitions in recent years and executed well against them. This has built nicely upon their foundation of tax and small medium bookkeeping software. S&P Global Inc. is a big beneficiary of two big trends, debt issuance and passive investing. Neither seems poised to change much in the foreseeable future.

The top three individual detractors from Fund performance during the year were JD.com Inc. (“JD”), StoneCo Ltd. (“StoneCo”), and Farfetch Ltd (“Farfetch”). JD dropped by 20% in 2021. The year was marked by regulatory interventions by the Chinese government into its e-commerce/internet ecosystem which spread a measure of general fear. Those interventions, however, are an effort to roll back business practices which were blatantly anti-competitive. JD, on balance, is a beneficiary of it. StoneCo stumbled in 2021 in a poorly executed effort to expand beyond its core payments business in Brazil, into local lending. That effort has now halted, having been a fiasco. Farfetch Limited Class A was down sharply last year. It had soared by more than 900% in 2020 from the lows of March until early 2021, so it makes sense that it would give some of that back. Also, the Chinese government began to discuss the idea of “common prosperity” which caused a pullback in all luxury shares.

JNL/Invesco International Growth Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco International Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World ex USA Growth Index (Net) to the Morningstar Global ex-US Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	6.20%	1 Year	6.48%
5 Year	10.13	5 Year	10.45
10 Year	8.03	10 Year	8.28

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	17.6%
Consumer Staples	15.7
Consumer Discretionary	15.7
Financials	13.7
Industrials	13.7
Health Care	9.5
Materials	6.9
Communication Services	4.9
Other Short Term Investments	2.3
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Invesco International Growth Fund underperformed its primary benchmark by posting a return of 6.20% for Class A shares compared to 8.24% for the Morningstar Global ex-US Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World ex USA Growth Index (Net) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 5.09%.

Fund holdings in health care outperformed those of the benchmark, contributing to relative performance. Within the sector, Ireland based contract research organization Icon Public Limited Company and Denmark based pharmaceutical company Novo Nordisk A/S contributed to both absolute and relative results during the year. Strong stock selection and an overweight in industrials added to relative results. Netherlands based global information and solutions provider Wolters Kluwer NV, Switzerland based freight forwarder Kuehne + Nagel International S.A. and France based electrical equipment company Schneider Electric SE were notable absolute and relative contributors within industrials. The Fund’s holdings in communication services and information technology outperformed those of the benchmark, also positively contributing to relative performance. On a geographic basis, the stock selection in Japan and Ireland were among the largest contributors to relative return. Underweight exposure to Japan and exposure to the U.S. also added to relative results.

Conversely, stock selection in consumer discretionary and financials were notable detractors from relative performance. Within consumer discretionary, New Oriental Education & Technology Group (“New Oriental”), a leader in after school tutoring in China, and Macau based hotel and casino operator Galaxy Entertainment Group were key detractors from relative results. We exited the Fund’s position in New Oriental during the third quarter because of significant regulatory changes in the private tutoring industry in China. Within financials, weakness was seen in Brazil based exchange operator B3 S.A., India based HDFC Bank Limited and Hong Kong based insurance and finance company AIA Group Limited. Lack of exposure to energy, one the year’s best performing sectors, also hampered relative returns. Geographically, stock selection in Brazil, India and Germany detracted from relative results. An overweight to Brazil, underweight to India, and exposure to Macau had a negative impact on relative performance as well. Given the rising equity market, the Fund’s cash position dampened relative results. As a reminder, cash is a byproduct of our bottom-up stock selection process.

As always, we remain focused on a bottom-up investment approach of identifying attractive companies that fit our EQV focused investment process. We continue to look for high quality companies that exhibit the following characteristics: strong organic growth; high returns on capital; pricing power; strong balance sheets; cash generation; and reasonable valuations. In addition, we continue to favor companies that are able to consistently generate cash during weak economic environments. Our balanced EQV focused approach aligns with our goal of delivering attractive risk adjusted returns over the long term.

No derivatives were used in this Fund.

JNL/Invesco Small Cap Growth Fund Invesco Advisers, Inc. (Unaudited)

JNL/Invesco Small Cap Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Small Growth Index to the Morningstar U.S. Small Cap Broad Growth Extended Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	7.27%	1 Year	7.57%
5 Year	18.86	5 Year	19.20
10 Year	16.52	10 Year	16.80

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	26.3%
Health Care	24.9
Industrials	19.5
Consumer Discretionary	14.8
Materials	4.1
Financials	3.8
Communication Services	1.6
Consumer Staples	1.4
Real Estate	0.9
Energy	0.3
Other Short Term Investments	2.0
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Invesco Small Cap Growth Fund outperformed its primary benchmark by posting a return of 7.27% for Class A shares compared to 6.74% for the Morningstar U.S. Small Cap Broad Growth Extended Index. Effective December 31, 2021, the MSCI USA Small Growth Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 11.47%.

Stock selection and an overweight in industrials was the leading contributor to relative results. Alternatively, stock selection and an overweight in information technology (“IT”) was the leading detractor from relative performance.

The leading absolute contributor was Plug Power Inc., which benefitted from an announced joint venture to build a hydrogen plant in Asia as well as a joint venture to manufacture hydrogen fuel cells in Europe for the light commercial vehicle market. These announcements were welcomed by investors as Europe and Asia represent brand new markets for Plug Power Inc. We sold our position due to market cap concerns.

Software company Bill.com Holdings Inc. also contributed to 1-year results after consistently posting stellar quarterly earnings reports with strong growth and operating metrics that significantly exceeded expectations. Bill.com Holdings Inc. has largely benefitted from demand for digital transformation of processes and payments, which was accelerated due to the pandemic.

The leading absolute detractor during the year was Twist Bioscience Corporation, which experienced volatility resulting from investors repositioning portfolios to avoid interest rate risk, which has been top of mind given the inflationary environment.

Danimer Scientific announced an acquisition during the year that makes strategic sense long-term, but also implies that Danimer Scientific will need to access the capital markets to complete funding of its preexisting growth plans, which was not well received by investors.

We are observing high single digit nominal gross domestic product and sales growth, and see inflation limiting profit margins and earnings growth. We expect the U.S. Federal Reserve to raise rates in 2022 in an effort to offset inflationary pressures. In this environment, at the margin, we are seeking high quality, stable, and larger size small cap growth companies that we believe market conditions will favor in the coming months. We continue to believe that digitization in technology and innovation in health care will drive secular growth.

JNL/JPMorgan Global Allocation Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan Global Allocation Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI World Index (Net) to the Morningstar Global Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

††60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	8.89%	1 Year	9.25%
5 Year	8.66	5 Year	N/A
Since Inception	6.24	Since Inception	7.79
‡Inception date April 28, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

J.P. Morgan Investment Management Inc. assumed portfolio management responsibility on June 24, 2019.

Composition as of December 31, 2021:
Information Technology	14.6%
Financials	13.6
Government Securities	12.2
Consumer Discretionary	11.3
Industrials	9.4
Health Care	8.6
Communication Services	8.2
Consumer Staples	5.4
Energy	5.1
Materials	4.2
Utilities	2.3
Real Estate	1.9
Warrants	0.4
Investment Companies	-
Other Short Term Investments	2.0
Securities Lending Collateral	0.8
Net Long (Short) Investments	100.0%

For the year ended December 31, 2021, JNL/JPMorgan Global Allocation Fund underperformed its primary benchmark by posting a return of 8.89% for Class A shares compared to 18.57% for the Morningstar Global Target Market Exposure Index (Net). The Fund outperformed its blended benchmark return of 8.79% for the 60% Morningstar Global Target Market Exposure Index (Net), 40% Bloomberg U.S. Aggregate Bond Index. Effective December 31, 2021, the MSCI World Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 21.82%.

The objective of the Fund is to maximize long-term total return by using significant flexibility to invest in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world. During the year, asset allocation decisions contributed positively to returns. Manager alpha was a detractor from performance.

Coming into 2021, the Fund was 63% equities, and this increased to 68% by October 2021, an all-time high for the Fund. The Fund ended the year at 66% equities, as the manager continues to express a pro risk view through an overweight to equities. Within equities, the Fund held U.S. small caps during the first quarter of 2021. The Fund was nuanced in its non-U.S. equity allocation, choosing to hold Europe, Canada, and Japan equity futures at different points in time. The Fund reduced its emerging markets equity position throughout the year, as certain risks came about, stemming primarily from China. Moving into 2022, the manager holds a pro risk view, expressed through an overweight to equities. Within equities, the manager prefers cyclical equity regions, such as Europe and Japan, and is also overweight the high quality U.S. large cap segment.

Over the year the Fund’s fixed income allocation rotated from 35% to 29%. Early in the year, the Fund held investment grade (“IG”) corporate bonds, but as opportunities there became less attractive, the manager preferred to hold crossover credit, which refers to high quality high-yield securities which are likely to be upgraded to IG. The Fund also added to global government bonds over the year, and the manager prefers to hold global bonds as opposed to U.S. Treasuries. Moving into 2022, the Fund is short duration and the manager prefers to hold credit with fixed income.

The Fund uses equity and fixed income futures for efficient Fund management. The Fund also invests in currency futures and FX forwards. Derivatives positions acted as expected during the year.

JNL/JPMorgan Hedged Equity Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan Hedged Equity Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	12.94%	1 Year	13.26%
Since Inception	10.20	Since Inception	10.51
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	27.5%
Health Care	12.6
Consumer Discretionary	12.3
Financials	10.2
Communication Services	9.9
Industrials	7.4
Consumer Staples	4.9
Energy	2.5
Real Estate	2.4
Utilities	2.4
Materials	2.2
Other Short Term Investments	5.7
Total Investments	100.0%

For the year ended December 31, 2021, JNL/JPMorgan Hedged Equity Fund underperformed its primary benchmark by posting a return of 12.94% for Class A shares compared to 20.47% for the CBOE S&P 500 BuyWrite Index. The Fund underperformed its other benchmark return of 28.71% for the S&P 500 Index.

The S&P 500 Index relentlessly marched higher in 2021, unfazed by several bouts of volatility, returning 28.71% for the year. Energy and real estate, which were the laggards of 2020, were the best performing sectors of the year, rising by 54.64% and 46.19% respectively. While all sectors ended in the green, utilities and consumer staples failed to keep up the pace, returning 17.67% and 18.63%, respectively.

True to form, the Fund consistently participated in a portion of the market’s gains throughout the year, while acting with a muted beta and volatility profile versus the S&P 500 Total Return Index during periods of episodic volatility.

U.S. equity market valuations are at all-time highs, and consensus stands that volatility may pick up in 2022, given unanswered questions around COVID-19, inflation, and the U.S Federal Reserve. If U.S. equity markets are more sideways in 2022, this backdrop is constructive for the Fund. Each quarter, the Fund has the ability to participate in 3.50% to 5.50% of market upside. If the market is up moderately throughout the year, the Fund has the potential to capture a significant portion, if not all, of the market’s upside quarterly.

The tilt in the Fund today is well-supported by inflation or interest rates potentially moving higher, since on the margin, our stock selection is geared toward names with pricing power. If volatility or interest rates go up, which we believe is likely, these factors can be net tailwinds to Hedged Equity. When volatility or interest rates rise, the Fund’s quarterly upside cap can rise, indicating more potential upside with no change to the downside hedge. As a reminder, we use options purely for risk mitigation purposes in the portfolio. By forgoing a portion of the market upside, we are able to provide our clients with an explicit downside hedge each and every quarter. In addition, we use futures in the portfolio for cash management.

Given lower prospects for a traditional 60/40 portfolio over the next 5 to 15 years, we’ve seen many clients think about Hedged Equity as a way to get 60/40 like risk exposure, while adding more to equities and reducing some fixed income.

While the economic recovery is underway, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. stocks. Through the volatility, we maintain exposure to quality, focus on high conviction stocks, and take advantage of market dislocations for compelling stock selection opportunities.

JNL/JPMorgan MidCap Growth Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan MidCap Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Mid Cap Growth Index to the Morningstar U.S. Mid Cap Broad Growth Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	11.03%	1 Year	11.35%
5 Year	23.09	5 Year	23.45
10 Year	18.31	10 Year	18.60

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	32.0%
Health Care	20.4
Industrials	16.9
Consumer Discretionary	13.1
Financials	8.3
Communication Services	5.2
Consumer Staples	1.2
Energy	0.9
Materials	0.7
Other Short Term Investments	1.2
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/JPMorgan MidCap Growth Fund underperformed its primary benchmark by posting a return of 11.03% for Class A shares compared to 18.84% for the Morningstar U.S. Mid Cap Broad Growth Index. Effective December 31, 2021, the MSCI USA Mid Cap Growth Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 17.47%.

Relative performance in the second and fourth quarter drove underperformance for the year as the Fund’s balanced positioning towards companies with more reasonable expectations was not rewarded as higher growth, higher valuation segments of the market outperformed. Ultimately stock selection was the primary driver of underperformance led by health care and consumer discretionary. On the positive side stock selection within industrials and information technology contributed.

Global Payments Inc. was a top detractor in 2021 after trading lower alongside the broader payments space largely due to concerns around a slower than expected recovery in global payment volumes, a lack of near term catalysts as well as increased competitive pressures from new entrants. Discovery Communications LLC was also a top detractor due a large hedge fund exposure unwind as well as the announced combination of Discovery and AT&T’s Inc. WarnerMedia assets in the first half of the year. We eliminated the position in the third quarter as the combination of both platform’s content added additional execution risk and likely delays connected TV investments which was central to our thesis.

An overweight position in The Blackstone Group Inc. was a top contributor with outperformance coming in the first three quarters behind their impressive run of fundamental results, highlighted by strong investment performance, near record capital deployment and record inflows. We eliminated our position in the fourth quarter due to market capitalization considerations. An overweight position in Generac Holdings Inc. was also a top contributor as the company continued to benefit from accelerated demand for generators and new battery products.

Throughout 2021 the team continued to pare back from multi year winners while adding to high quality companies with more reasonable expectations. As a result, the Fund continues to exhibit a more diversified and balanced posture. That being said we are finding compelling stock specific ideas with a focus on areas of emerging leadership, particularly within industrials and financials which remain the largest overweights. The team continues to be cautious within consumer staples, consumer discretionary and information technology, which represents the largest underweight, as expectations remain elevated.

JNL/JPMorgan U.S. Government & Quality Bond Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan U.S. Government & Quality Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	-2.14%	1 Year	-1.83%
5 Year	2.79	5 Year	3.07
10 Year	2.11	10 Year	2.35

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
U.S. Government Agency MBS	49.4%
Government Securities	32.4
Non-U.S. Government Agency ABS	8.0
Financials	2.5
Communication Services	1.5
Health Care	1.0
Consumer Staples	0.7
Consumer Discretionary	0.2
Real Estate	0.2
Energy	0.2
Industrials	-
Other Short Term Investments	3.9
Total Investments	100.0%

For the year ended December 31, 2021, JNL/JPMorgan U.S. Government & Quality Bond Fund outperformed its primary benchmark by posting a return of -2.14% for Class A shares compared to -2.28% for the Bloomberg Barclays U.S. Government Bond Index.

The first three quarters of the year could generally be characterized as a recovery from 2020, as rising vaccinations and increased mobility continued to accelerate in most developed economies.

That all came to a screeching halt as the emergence of the highly infectious Omicron variant led to a spike in volatility at the end of November; however, markets quickly recovered as data indicated a lower risk of severe symptoms. Three of the four major developed market central banks indicated that they have greater concerns about inflation heading into 2022 than about the economic disruption that could be caused by the Omicron variant.

Treasury yields moved materially higher across the curve in 2021. The 2-year yield increased by 61 basis points (“bps”) to 0.73%, the 10-year yield increased by 60 bps to 1.51%, and the 30-year yield moved 26 bps higher to 1.90%. The spread between 2-year and 10-year Treasuries flattened a basis point to finish the year at 78 bps.

The Fund maintained its duration target of 5 to 5.75 years during the year, while the duration of the benchmark finished at 7.03. The shorter duration posture of the Fund proved positive for relative returns as interest rates moved higher on the year. This was negated by the Fund’s yield curve positioning which was negative for excess returns. The Fund remained modestly overweight in the belly of the curve and underweight the 20 plus year bucket of the curve.

Overall, the Fund’s security selection within Treasury debt was positive as the Fund holds some longer duration Treasury Inflation Protected Securities (“TIPS”) which outperformed as inflation expectations increased during the year. The primary detractor from excess returns for the Fund came from the Fund’s large allocation to agency mortgages, as agency mortgage-backed securities (“MBS”) was the only sector to trail comparable-duration Treasuries during the year. Agency MBS were particularly hit hard in the latter half of the year as investor consensus expectations were for QE4 tapering to begin in December. In reality, tapering began earlier than expected, and the initial tapering pace was doubled to $10 billion per month at the December Federal Open Market Committee meeting.

JNL/JPMorgan U.S. Value Fund J.P. Morgan Investment Management Inc. (Unaudited)

JNL/JPMorgan U.S. Value Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Value Index to the Morningstar U.S. Large-Mid Cap Broad Value Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	27.36%	1 Year	27.76%
5 Year	8.19	5 Year	8.51
10 Year	9.84	10 Year	10.11

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

J.P. Morgan Investment Management, Inc. assumed portfolio management responsibility on April 27, 2020.

Composition as of December 31, 2021:
Financials	27.5%
Health Care	16.0
Industrials	13.0
Consumer Discretionary	8.5
Information Technology	8.3
Consumer Staples	5.7
Energy	5.4
Communication Services	5.3
Materials	4.5
Utilities	3.2
Real Estate	1.6
Other Equity Interests	-
Other Short Term Investments	1.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL/JPMorgan U.S. Value Fund outperformed its primary benchmark by posting a return of 27.36% for Class A shares compared to 26.47% for the Morningstar U.S. Large-Mid Cap Broad Value Index. Effective December 31, 2021, the MSCI USA Value Index (Gross) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 27.17%.

Acceleration in economic activity, strong business fundamentals and a very healthy consumer drove the market recovery in 2021. Against this solid backdrop, the Fund has outperformed the MSCI USA Value Index by over 100 basis points (“bps”) in 2021 and showcased its consistent and “all weather” nature, with positive excess returns in every quarter. Strong stock selection within industrials and energy were the standouts to the upside, while weak stock selection within health care detracted.

When looking at performance, energy topped the charts with ConocoPhillips (“COP”) as the top absolute contributor to the Fund. COP, which returned 87%, was aided by the steady climb of oil prices this year, driven by the demand recovery and continued discipline on the supply side. COP also announced a deal to acquire Shell’s Permian assets during the late summer. This acquisition not only appears accretive on an earnings and cash flow basis, but it also expands the profile for management to return capital to shareholders on a go forward basis. In our view, this is a testament to thoughtful capital allocation. As such, COP remains a top holding as it continues to offer an attractive combination of offense, with well-placed upstream assets, and defense, in the form of a strong balance sheet.

Within health care, our position in Medtronic Public Limited Company (“MDT”) lagged as the waves of COVID-19 (“COVID”) and hospital staffing shortages continued to negatively impact elective procedures. In addition, a recent Food and Drug Administration (“FDA”) warning letter related to MDT’s diabetes business unfortunately didn’t help matters. While the management team has provided more autonomy to business heads and is rightly focused on innovation to accelerate growth, missteps relating to renal denervation and surgical robotics, along with the diabetes warning have lowered our confidence interval. We’ve reduced our position size to account for this, but we’d be remiss not to mention the valuation gap between MDT and peers, which leaves strong upside potential and keeps us invested.

We continue to focus on fundamentals of the economy and company earnings. Our Core analysts’ estimates for S&P 500 earnings currently project +8% growth for 2022 and +5% for 2023. While subject to revision, this forecast reflects our expectations for a recovery in the underlying economy and includes our best analysis of earnings expectations. Unemployment and other uncertainties, such as fiscal stimulus, the pace of economic growth, the Omicron variant of COVID, and the vaccine distribution, will be integral to investor sentiment moving forward.

While the economic recovery is underway, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. stocks. Through the volatility, we maintain exposure to quality, focus on high conviction stocks, and take advantage of market dislocations for attractive stock selection opportunities.

JNL/Lazard International Strategic Equity Fund Lazard Asset Management LLC (Unaudited)

JNL/Lazard International Strategic Equity Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI EAFE Index (Net) to the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	6.42%	1 Year	6.72%
5 Year	11.06	5 Year	N/A
Since Inception	7.77	Since Inception	8.67
‡Inception date April 29, 2013
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Industrials	20.5%
Financials	19.6
Consumer Discretionary	13.2
Consumer Staples	8.2
Materials	7.6
Information Technology	7.5
Health Care	6.5
Communication Services	5.4
Utilities	3.7
Energy	1.8
Real Estate	1.5
Other Short Term Investments	4.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Lazard International Strategic Equity Fund underperformed its primary benchmark by posting a return of 6.42% for Class A shares compared to 11.27% for the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI EAFE Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 11.26%.

A key drag on performance was the Fund’s holdings of companies the portfolio team views as having attractive long-term prospects, but which remain vulnerable to concerns over a normalization of economic activity. In the short term, the news on COVID-19 may get worse before it gets better, but overall the path out of the virus appears clear, especially with Omicron appearing to be much milder than previous variants it is displacing, and with effective treatments coming on stream. In our opinion, these companies offer compelling value as we head into 2022, and overall, the team added capital to these stocks during the year.

Performance also suffered from the Fund’s exposure to parts of the Chinese market. With hindsight, the portfolio team was too slow to recognize the magnitude of the changes in the regulatory and economic environment. Casino operator Sands China Ltd. was hurt by fears over a new license regime, while video games company NEXON Co., Ltd. continues to push out the launch in China of a key franchise on mobile in the face of hostile regulation. While the economy may see a cyclical recovery, the portfolio team has broadly taken money out of its China exposed investments during the year given the changed environment. The Fund also suffered on a relative basis from not owning some high quality companies, which could not be justified on valuation grounds, such as ASML holding, Novo Nordisk A/S, and LVMH Moet Hennessy Louis Vuitton SE.

Elsewhere, there were positives and negatives. While the portfolio team sees material long-term structural headwinds to banks and energy, the performance of these areas of the market did not hurt, as stock selection was strong. Israeli banking is seeing the same macro benefits as other markets; however, it is also exposed to a structurally strong economy and to healthy credit growth, while still having many years of cost reductions to go. Canada remains a similarly attractive banking market. National Bank, based in Montreal, performed very strongly also. In energy, oil sands producer Suncor Energy Inc. reported very strong results and cashflows leading to a sharp rise from a very low valuation. Beverage companies Pernod Ricard and Coca-Cola European Partners PLC benefited from domestic reopening and internal actions, while the market rewarded the stability of demand growth and attractive valuations at insurance broker Aon Public Limited Company and information services company RELX Plc. The digitization trend remains strong globally, leading to very strong performance from consultants Accenture Public Limited Company.

On the other hand, many companies that did well in 2020 on the back of the pandemic struggled in 2021. Nintendo Co. Ltd. had an impossible act to follow in the games market and was sold earlier in the year. In contrast, Makita Corp., the power tools company, reported strong results again but was derated anyway. Finally, some companies suffered from the supply chain issues and exceptional raw material prices, which we view as temporary. These include musical instrument company Yamaha Corp., wind turbine stock Siemens Gamesa Renewable Energy, and utility Enel SpA, which saw some proposed government restrictions on its ability to pass through higher energy prices.

Overall, the investment team remains confident that, by continuing to focus on stock selection, and seeking to find stocks with sustainably high or improving returns trading at attractive valuations, the strong long-term track record of the strategy has the potential to continue. The team is especially delighted to be resuming travel and seeing companies in person, which has historically been an important part of the investment process.

JNL/Loomis Sayles Global Growth Fund Loomis, Sayles & Company, L.P. (Unaudited)

JNL/Loomis Sayles Global Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World Index (Net) to the Morningstar Global Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	5.61%	1 Year	5.82%
Since Inception	15.86	Since Inception	16.19
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	26.6%
Consumer Discretionary	19.4
Communication Services	16.2
Health Care	15.7
Industrials	12.2
Consumer Staples	7.6
Financials	0.9
Energy	0.7
Other Short Term Investments	0.7
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Loomis Sayles Global Growth Fund underperformed its primary benchmark by posting a return of 5.61% for Class A shares compared to 18.57% for the Morningstar Global Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 18.54%.

Alphabet Inc., Microsoft Corporation, and Oracle Corporation were the top contributors to performance during the year. Alibaba Group Holding Limited, MercadoLibre S.R.L., and Baidu Inc. were the largest detractors from performance during the year. Stock selection and allocation in communication services, information technology (“IT”) and health care contributed positively to relative performance. Stock selection and allocation in consumer staples, health care, IT, industrials, financials, energy, consumer discretionary, financials, communication services, energy, industrials and consumer staples detracted from relative performance. Our investment process is characterized by bottom-up, fundamental research and a long-term investment time horizon. The nature of the process leads to lower portfolio turnover where sector positioning is the result of stock selection. Versus the MSCI All Country World Index (Net), as of December 31, 2021, the Fund is overweight in communication services, consumer discretionary, health care, IT, industrials, and consumer staples. The Fund is underweight in financials and energy. The Fund has no holdings in materials, utilities, or real estate. All aspects of the team’s quality growth valuation investment thesis must be present simultaneously for the team to make an investment. During the year the Fund initiated positions in Alnylam Pharmaceuticals Inc., CRISPR Therapeutics AG, and Vertex Pharmaceuticals Incorporated. The Fund increased its existing positions in American Beverage Co Ambev, Fanuc Ltd., Tencent Holdings Limited, and Visa Inc. as near-term price weaknesses created more attractive reward to risk opportunities. The Fund decreased its existing positions in Alibaba Group Holding Limited, Deere & Company, Expeditors International of Washington Inc., Oracle Corporation, MercadoLibre S.R.L., Qualcomm Incorporated, Schlumberger Ltd., and Yum China Holdings Inc.

JNL/Lord Abbett Short Duration Income Fund Lord, Abbett & Co. LLC (Unaudited)

JNL/Lord Abbett Short Duration Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	0.33%	1 Year	0.68%
Since Inception	2.85	Since Inception	3.19
‡Inception date April 27, 2020
†Inception date April 27, 2020

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Non-U.S. Government Agency ABS	39.7%
Financials	16.4
Energy	6.5
Consumer Discretionary	5.9
Government Securities	5.0
Utilities	4.8
Industrials	3.6
Communication Services	2.7
Information Technology	2.4
Materials	1.9
Real Estate	1.6
Health Care	1.3
Consumer Staples	1.2
U.S. Government Agency MBS	1.1
Securities Lending Collateral	4.0
Other Short Term Investments	1.9
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Lord Abbett Short Duration Income Fund outperformed its primary benchmark by posting a return of 0.33% for Class A shares compared to -0.01% for the ICE BofA 1-3 Yr U.S. Corporate Index.

The year ending December 31, 2021 yielded heightened market volatility as the U.S. continued its steady recovery from the onset of the COVID-19 pandemic. However, U.S. risk assets generally exhibited positive performance, despite spurs of instability throughout the year.

The Fund seeks to deliver a high level of current income consistent with the preservation of capital by investing in a variety of short maturity debt securities including, investment grade (“IG”) and high-yield (“HY”) corporate bonds, U.S. government securities, and mortgage and other asset-backed debt securities.

The Fund’s allocation to short-term, HY corporate bonds was the largest contributor to relative performance over the year.

The Fund’s allocation to commercial mortgage-backed securities (“CMBS”) also contributed to performance. We believe the asset class offers attractive carry and has been supported by economic growth and a supportive federal government. Security selection within IG corporate bonds was another main contributor to relative performance over the year.

The single detractor from performance over the year was a modest allocation to short-term U.S. Treasuries.

Over the year, the Fund added risk exposure to the Fund’s CMBS allocation. The Fund also increased its allocation to collateralized loan obligations and bank loans.

The Fund decreased its risk to HY corporate bonds and IG corporates as we believe valuations on specific issues are rich to full.

Derivatives were not a meaningful part of the investment strategy.

We are still positive on reopening sectors and specifically are focused on finding attractive relative value opportunities in CMBS, HY, and ‘BBB’ rated bank loans.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Communication Services Sector Fund

Composition as of December 31, 2021:
Communication Services	95.6%
Consumer Discretionary	1.9
Information Technology	1.1
Industrials	-
Securities Lending Collateral	0.8
Other Short Term Investments	0.6
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Communication Services Sector Fund underperformed its primary benchmark by posting a return of 15.64% for Class A shares compared to 15.72% for the Morningstar U.S. Communication Services Sector Index. Effective April 26, 2021, the MSCI USA IMI Communication Services Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 18.50%.

The investment objective of the Fund is to track the performance of the Morningstar U.S. Communication Services Sector Index to provide total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Morningstar U.S. Communication Services Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Consumer Discretionary Sector Fund

Composition as of December 31, 2021:
Consumer Discretionary	93.0%
Materials	2.8
Communication Services	2.3
Industrials	0.8
Financials	0.1
Consumer Staples	-
Health Care	-
Rights	-
Securities Lending Collateral	0.8
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Consumer Discretionary Sector Fund underperformed its primary benchmark by posting a return of 22.54% for Class A shares compared to 23.54% for the Morningstar U.S. Consumer Cyclical Sector Index. Effective April 26, 2021, the MSCI USA IMI Consumer Discretionary Index (Gross) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 21.66%.

The investment objective of the Fund is to track the performance of the Morningstar U.S. Consumer Cyclical Sector Index to provide total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Morningstar U.S. Consumer Cyclical Sector Index (“Index”) in proportion to their market capitalization weighting in the index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Consumer Staples Sector Fund

Composition as of December 31, 2021:
Consumer Staples	95.6%
Consumer Discretionary	2.9
Information Technology	0.1
Other Short Term Investments	1.0
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Consumer Staples Sector Fund underperformed its primary benchmark by posting a return of 16.28% for Class A shares compared to 17.74% for the Morningstar U.S. Consumer Defensive Sector Index. Effective April 26, 2021, the MSCI USA IMI/Consumer Staples Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 17.77%.

The investment objective of the Fund is to track the performance of the Morningstar U.S. Consumer Defensive Sector Index to provide total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Consumer Defensive Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon DowSM Index Fund

Composition as of December 31, 2021:
Information Technology	22.0%
Health Care	17.4
Financials	15.3
Consumer Discretionary	15.1
Industrials	14.1
Consumer Staples	7.5
Communication Services	3.7
Energy	2.1
Materials	1.0
Other Short Term Investments	1.8
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Dow Index Fund underperformed its primary benchmark by posting a return of 20.16% for Class A shares compared to 20.95% for the Dow Jones Industrial Average.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income.

The Fund seeks to achieve its objective by investing at least 80% of its assets in the thirty securities which compromise the Dow Jones Industrial Average (“DJIA”), with the weight of each security in the Fund substantially corresponding to the weight of such security in the DJIA. The thirty securities are adjusted from time to time to conform to periodic changes to the identity and/or relative weightings in the DJIA.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Energy Sector Fund

Composition as of December 31, 2021:
Energy	98.8%
Materials	0.5
Utilities	0.5
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Energy Sector Fund underperformed its primary benchmark by posting a return of 54.69% for Class A shares compared to 55.23% for the Morningstar U.S. Energy Sector Index. Effective April 26, 2021, the MSCI USA IMI Energy Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 55.94%.

The investment objective of the Fund is total return through capital appreciation and dividend income.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Morningstar U.S. Energy Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Financial Sector Fund

Composition as of December 31, 2021:
Financials	84.0%
Information Technology	14.8
Health Care	-
Other Short Term Investments	1.1
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Financial Sector Fund outperformed its primary benchmark by posting a return of 29.34% for Class A shares compared to 27.45% for the Morningstar U.S. Financial Services Sector Index. Effective April 26, 2021, the MSCI USA IMI Financials Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 35.22%.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the securities in the Morningstar U.S. Financial Services Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Healthcare Sector Fund

Composition as of December 31, 2021:
Health Care	99.1%
Consumer Staples	0.6
Consumer Discretionary	-
Rights	-
Other Short Term Investments	0.2
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Healthcare Sector Fund underperformed its primary benchmark by posting a return of 20.20% for Class A shares compared to 21.01% for the Morningstar U.S. Healthcare Sector Index. Effective April 26, 2021, the MSCI USA IMI Health Care Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 20.47%.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the securities in the Morningstar U.S. Healthcare Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Industrials Sector Fund

Composition as of December 31, 2021:
Industrials	92.1%
Information Technology	5.3
Materials	0.7
Consumer Discretionary	0.5
Utilities	0.1
Communication Services	0.1
Consumer Staples	0.1
Health Care	0.1
Securities Lending Collateral	0.5
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Industrials Sector Fund underperformed its primary benchmark by posting a return of 20.92% for Class A shares compared to 21.66% for the Morningstar U.S. Industrials Sector Index. Effective April 26, 2021, the MSCI USA IMI/Industrials Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 21.24%.

The objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Industrials Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Information Technology Sector Fund

Composition as of December 31, 2021:
Information Technology	97.6%
Industrials	1.4
Communication Services	0.3
Consumer Discretionary	0.2
Financials	0.1
Utilities	-
Securities Lending Collateral	0.2
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Information Technology Sector Fund underperformed its primary benchmark by posting a return of 33.21% for Class A shares compared to 34.42% for the Morningstar U.S. Technology Sector Index. Effective April 26, 2021, the MSCI USA IMI Information Technology Index (Gross) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 30.50%.

The investment objective of the Fund is total return though capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Morningstar U.S. Technology Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Materials Sector Fund

Composition as of December 31, 2021:
Materials	95.2%
Health Care	2.2

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

Industrials	1.1
Consumer Staples	0.3
Investment Companies	0.1
Other Short Term Investments	0.7
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Materials Sector Fund underperformed its primary benchmark by posting a return of 28.39% for Class A shares compared to 30.33% for the Morningstar U.S. Basic Materials Sector Index. Effective April 26, 2021, the MSCI USA IMI/Materials Index (Gross) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 27.44%.

The objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Basic Materials Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon MSCI KLD 400 Social Index Fund

Composition as of December 31, 2021:
Information Technology	34.1%
Consumer Discretionary	11.5
Communication Services	10.6
Health Care	10.0
Financials	9.0
Industrials	8.6
Consumer Staples	7.4
Real Estate	3.5
Materials	2.8
Energy	0.9
Utilities	0.8
Investment Companies	0.1
Other Short Term Investments	0.6
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon MSCI KLD 400 Social Index Fund underperformed its primary benchmark by posting a return of 30.63% for Class A shares compared to 31.63% for the MSCI KLD 400 Social Index (Gross).

The investment objective of the Fund is to seek to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance (“ESG”) characteristics as identified by the index provider.

The Fund seeks to track the investment results of the MSCI KLD 400 Social Index (the “Index”), which is a free float-adjusted market capitalization index designed to target U.S. companies that have positive environmental, social and governance (“ESG”) characteristics. As of December 31, 2020, the Index consisted of 403 companies identified by MSCI Inc. (the “Index Provider” or “MSCI”) from the universe of companies included in the MSCI USA IMI Index, which targets 99% of the market coverage of stocks that are listed for trading on the New York Stock Exchange (“NYSE”), NASDAQ Stock Market and the NYSE MKT LLC. MSCI analyzes each eligible company’s ESG performance using proprietary ratings covering ESG criteria. The ratings identify the following six to ten issues: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. The ESG criteria includes, but is not limited to, a company’s level of exposure relating to a material issue and the company’s management process of that issue. To assess a company’s exposure to and management of ESG risks and opportunities, the MSCI collects data from at a segment or geographic level from academic, government datasets; publicly filed company reports; government databases; media; and similar sources. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, tobacco, gambling, civilian firearms, nuclear power, military weapons, adult entertainment and genetically modified organisms. The Index may include large-, mid- or small capitalization companies. Components of the Index primarily include consumer discretionary, healthcare and information technology companies. The components of the Index, and the degree to which these components represent certain industries, are likely to change over time.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Nasdaq 100 Index Fund

Composition as of December 31, 2021:
Information Technology	50.8%
Communication Services	18.7
Consumer Discretionary	15.3
Health Care	5.6
Consumer Staples	5.1
Industrials	2.7
Utilities	0.9
Other Short Term Investments	0.8
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Nasdaq 100 Index Fund underperformed its primary benchmark by posting a return of 26.70% for Class A shares compared to 27.51% for the Nasdaq 100 Index.

The investment objective of the Fund is total return.

The Fund seeks to achieve its objective by investing in the securities which comprise the Nasdaq 100 Index (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the securities that make up the Index. The Index includes 100 of the largest non-financial domestic and international companies listed on the Nasdaq Stock Market. The Index reflects companies across high growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Mellon Real Estate Sector Fund

Composition as of December 31, 2021:
Real Estate	95.8%
Industrials	1.8
Financials	0.9
Other Short Term Investments	1.1
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Real Estate Sector Fund outperformed its primary benchmark by posting a return of 38.76% for Class A shares compared to 38.28% for the Morningstar U.S. Real Estate Sector Index. Effective April 26, 2021, the MSCI USA IMI/Real Estate Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 40.47%.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Real Estate Sector Index (“Index”) in proportion to their

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon S&P 500 Index Fund

Composition as of December 31, 2021:
Information Technology	27.7%
Health Care	12.6
Consumer Discretionary	11.2
Financials	10.1
Communication Services	9.9
Industrials	7.4
Consumer Staples	6.0
Real Estate	2.6
Energy	2.5
Materials	2.4
Utilities	2.4
Securities Lending Collateral	4.8
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon S&P 500 Index Fund underperformed its primary benchmark by posting a return of 28.09% for Class A shares compared to 28.71% for the S&P 500 Index.

The investment objective of the Fund is to track the performance of the S&P 500 Index (“Index”). The Fund is constructed to mirror the Index to provide long-term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon U.S. Stock Market Index Fund

Composition as of December 31, 2021:
Information Technology	28.5%
Health Care	13.0
Consumer Discretionary	11.9
Financials	10.9
Communication Services	9.6
Industrials	8.6
Consumer Staples	5.7
Real Estate	3.5
Materials	2.7
Energy	2.6
Utilities	2.4
Other Short Term Investments	0.4
Securities Lending Collateral	0.2
Total Investments	100.0%

Effective April 26, 2021, JNL/Vanguard U.S. Stock Market Index Fund’s name was changed to JNL/Mellon U.S. Stock Market Index Fund. Also, effective April 26, 2021, the Fund became a Sub-Advised Fund.

For the period January 1, 2021 through April 25, 2021, the Fund operated as a Fund of Funds. During the period, the Fund posted a return of 11.79% for Class A shares compared to 11.95% for the CRSP U.S. Total Market Index. While operating as a Fund of Funds, the Fund sought long-term capital appreciation. The Fund sought to achieve its objective by investing in shares of a diversified group of Underlying Funds.

Effective April 26, 2021, Mellon Investments Corporation assumed management responsibility for the Fund. For the period April 26, 2021 through December 31, 2021, the Fund posted a return of 12.13% for Class A shares compared to 12.60% for the Morningstar U.S. Market Index (“Index”). The investment objective of the Fund is to track the performance of the Index to provide long-term capital appreciation. The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Utilities Sector Fund

Composition as of December 31, 2021:
Utilities	98.9%
Industrials	0.4
Energy	0.1
Other Short Term Investments	0.6
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Utilities Sector Fund underperformed its primary benchmark by posting a return of 16.77% for Class A shares compared to 17.28% for the Morningstar U.S. Utilities Sector Index. Effective April 26, 2021, the MSCI USA IMI/Utilities Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 17.46%.

The investment objective of the Fund is total return through capital appreciation and dividend income.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks included in the Morningstar U.S. Utilities Sector Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund may concentrate in certain industries in the utilities to the extent such industries are represented in the Index. The Index measures the performance of the utilities of the U.S. equity market. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may eliminate the chance that the Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon World Index Fund

Composition as of December 31, 2021:
Information Technology	23.1%
Financials	13.5
Health Care	12.4
Consumer Discretionary	11.6
Industrials	10.2
Communication Services	8.1
Consumer Staples	7.1
Materials	4.1
Energy	3.1
Real Estate	2.8
Utilities	2.7
Other Short Term Investments	1.1
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon World Index Fund underperformed its primary benchmark by posting a return of 21.17% for Class A shares compared to 21.71% for the Morningstar Developed Markets Target Market Exposure Index (Net). Effective April 26, 2021, the MSCI World Index (Net) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 21.82%.

The investment objective of the Fund is to track the performance of the Morningstar Developed Markets Target Market Exposure Index (Net) (“Index”). The Fund is constructed to mirror the Index to provide long-term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Composition as of December 31, 2021:
Financials	84.9%
Investment Companies	6.0
Utilities	3.9
Industrials	3.5
Health Care	1.0
Communication Services	-
Consumer Discretionary	-
Other Short Term Investments	0.7
Securities Lending Collateral	-
Total Investments	100.0%

For the period April 26, 2021 through December 31, 2021, JNL/Morningstar Pitchbook Listed Private Equity Index Fund underperformed its primary benchmark by posting a return of 20.70% for Class A shares compared to 23.27% for the Morningstar PitchBook Listed Private Equity Index. The Fund outperformed its other benchmark return of 10.45% for the Morningstar Developed Markets Target Market Exposure Index (Net).

The investment objective of the Fund is to track the performance of the Morningstar PitchBook Developed Markets Listed Private Equity Index (“Index”). The Fund is constructed to mirror the Index to provide long-term capital growth.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the stocks in the Index in proportion to their market capitalization weighting in the Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Morningstar Wide Moat Index Fund

Composition as of December 31, 2021:
Information Technology	25.4%
Health Care	16.5
Industrials	15.1
Consumer Staples	14.1
Communication Services	7.3
Consumer Discretionary	6.1
Financials	5.1
Materials	4.8
Energy	2.6
Utilities	2.6
Other Short Term Investments	0.4
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Morningstar Wide Moat Index Fund underperformed its primary benchmark by posting a return of 23.89% for Class A shares compared to 24.81% for the Morningstar Wide Moat Focus Index. The Fund underperformed its other benchmark return of 28.71% for the S&P 500 Index.

The investment objective of the Fund is to provide total return by tracking the performance, net of expenses, of the Morningstar Wide Moat Focus Index.

The Fund seeks to invest under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the securities in the Morningstar Wide Moat Focus Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have meaningful impact on the Fund’s performance during the year.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Communication Services Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Communication Services Index (Gross) to the Morningstar U.S. Communication Services Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I
1 Year	15.64%	1 Year	15.98%
5 Year	12.30	5 Year	12.66
10 Year	13.29	10 Year	13.61
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Consumer Discretionary Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Consumer Discretionary Index (Gross) to the Morningstar U.S. Consumer Cyclical Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I
1 Year	22.54%	1 Year	22.96%
5 Year	22.48	5 Year	22.88
10 Year	19.59	10 Year	19.90
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Consumer Staples Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Consumer Staples Index (Gross) to the Morningstar U.S. Consumer Defensive Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	16.28%	1 Year	16.70%
Since Inception	11.05	Since Inception	11.41
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Dow Index Fund

Average Annual Total Returns*
Class A		Class I†
1 Year	20.16%	1 Year	20.59%
5 Year	14.83	5 Year	N/A
10 Year	13.87	10 Year	N/A
Since Inception	N/A	Since Inception	14.21
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Energy Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Energy Index (Gross) to the Morningstar U.S. Energy Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I
1 Year	54.69%	1 Year	55.18%
5 Year	-2.97	5 Year	-2.65
10 Year	-0.16	10 Year	0.11
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Financial Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Financials Index (Gross) to the Morningstar U.S. Financial Services Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I
1 Year	29.34%	1 Year	29.78%
5 Year	11.13	5 Year	11.49
10 Year	14.74	10 Year	15.05
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Healthcare Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Healthcare Index (Gross) to the Morningstar U.S. Healthcare Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I
1 Year	20.20%	1 Year	20.61%
5 Year	17.15	5 Year	17.53
10 Year	16.81	10 Year	17.11
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Industrials Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Industrials Index (Gross) to the Morningstar U.S. Industrials Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	20.92%	1 Year	21.37%
Since Inception	12.13	Since Inception	12.50
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Information Technology Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Information Technology Index (Gross) to the Morningstar U.S. Technology Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I
1 Year	33.21%	1 Year	33.69%
5 Year	31.08	5 Year	31.51
10 Year	22.72	10 Year	23.06
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Materials Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Materials Index (Gross) to the Morningstar U.S. Basic Materials Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	28.39%	1 Year	28.78%
Since Inception	12.09	Since Inception	12.46
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon MSCI KLD 400 Social Index Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	30.63%	1 Year	31.09%
Since Inception	18.59	Since Inception	19.33
‡Inception date April 24, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon Nasdaq 100 Index Fund

Average Annual Total Returns*
Class A		Class I
1 Year	26.70%	1 Year	27.16%
5 Year	27.80	5 Year	28.22
10 Year	22.26	10 Year	22.58
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Real Estate Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI Real Estate Index (Gross) to the Morningstar U.S. Real Estate Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	38.76%	1 Year	39.26%
Since Inception	12.11	Since Inception	12.38
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon S&P 500 Index Fund

Average Annual Total Returns
Class A		Class I
1 Year	28.09%	1 Year	28.45%
5 Year	17.87	5 Year	18.21
10 Year	15.94	10 Year	16.19

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Mellon U.S. Stock Market Index Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the CRSP U.S Total Market Index to the Morningstar U.S Market Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	25.35%	1 Year	25.63%
Since Inception	17.33	Since Inception	17.70
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Mellon Investments Corporation assumed portfolio management responsibility on April 26, 2021.

JNL/Mellon Utilities Sector Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI USA IMI / Utilities Index (Gross) to the Morningstar U.S. Utilities Sector Index to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	16.77%	1 Year	17.11%
5 Year	10.70	5 Year	N/A
Since Inception	9.66	Since Inception	10.16
‡Inception date April 29, 2013
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon World Index Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the MSCI World Index (Net) to the Morningstar Developed Markets Target Market Exposure Index (Net) to reflect the Fund's strategy change.

Average Annual Total Returns*
Class A		Class I†
1 Year	21.17%	1 Year	21.59%
5 Year	14.53	5 Year	N/A
10 Year	11.56	10 Year	N/A
Since Inception	N/A	Since Inception	13.96
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Funds Mellon Investments Corporation (Unaudited)

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Total Return
Class A‡		Class I†
Since Inception	20.70%	Since Inception	21.00%
‡Inception date April 26, 2021
†Inception date April 26, 2021

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Massachusetts Financial Services Company assumed portfolio management responsibility on April 24, 2017.

JNL/Morningstar Wide Moat Index Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	23.89%	1 Year	24.31%
Since Inception	18.31	Since Inception	18.68
‡Inception date August 13, 2018
†Inception date August 13, 2018

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Equity Income Fund Newton Investment Management North America, LLC (Unaudited)

JNL/Mellon Equity Income Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Value Index (Gross) to the Morningstar U.S. Large-Mid Cap Broad Value Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	32.77%	1 Year	33.18%
5 Year	12.83	5 Year	N/A
Since Inception	13.53	Since Inception	13.87
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Newton Investment Management North America, LLC assumed portfolio management responsibility on September 1, 2021.

Composition as of December 31, 2021:
Financials	27.9%
Health Care	18.1
Industrials	10.9
Information Technology	9.3
Energy	8.3
Utilities	7.9
Communication Services	5.4
Materials	4.1
Consumer Discretionary	2.7
Real Estate	0.9
Consumer Staples	0.8
Other Short Term Investments	3.7
Securities Lending Collateral	-
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Mellon Equity Income Fund outperformed its primary benchmark by posting a return of 32.77% for Class A shares compared to 26.47% for the Morningstar U.S. Large-Mid Cap Broad Value Index. Effective December 31, 2021, the MSCI USA Value Index (Gross) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 27.17%.

Equity markets were dominated by U.S. large cap equities in 2021 and emerging market equities faltered. The year featured variations of the COVID-19 (“COVID”), vaccine success, return of inflation and central bank actions. Materials and communication services contributed to returns, while real estate and consumer discretionary lagged.

Materials led sector contributors due to effective stock selection and overweight positioning. Stock selection in the chemicals space and an overweight in metals and mining fueled positive performance. Communication services, lack of exposure to the entertainment and diversified telecommunications space also contributed to positive performance. The Fund’s underweight and stock selection in consumer discretionary weighed on relative performance. Zero exposure to the specialty retail subsector weighed on performance. The underweight to real estate also detracted from performance.

The Fund’s largest overweight is financials, it continues to be the largest absolute and relative weight in the Fund due to attractive valuations and solid capital positions. Banks continue to trade at steep valuation discounts versus history despite recent strength. The Fund remains overweight in energy. Our holdings are diversified across refiners as well as exploration and production companies with attractive assets. In utilities, the Fund is overweight the benchmark, following several years of being underweight. The Fund increased exposure after the sector lagged over the past several months, which opened more compelling relative value opportunities.

The Fund is underweight consumer staples due to challenging year-over-year comparisons in the food and beverage space as high levels of COVID volumes taper off, with higher input costs due to inflationary pressures adding back to real estate through the purchase of a health care real estate investment trust (“REIT”). Health care REITs and long-term care/senior living facilities experienced a severe downturn due to COVID. The Fund has identified attractively valued companies in the auto group and travel/leisure space.

JNL/MFS Mid Cap Value Fund Massachusetts Financial Services Company (Unaudited)

JNL/MFS Mid Cap Value Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Mid Cap Value Index (Gross) to the Morningstar U.S. Mid Cap Broad Value Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	30.53%	1 Year	30.93%
5 Year	12.12	5 Year	12.44
10 Year	12.50	10 Year	12.78

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Financials	19.8%
Industrials	15.7
Consumer Discretionary	10.5
Materials	9.4
Information Technology	8.9
Health Care	8.1
Utilities	7.5
Real Estate	7.1
Energy	5.0
Consumer Staples	3.7
Communication Services	1.9
Other Short Term Investments	1.5
Securities Lending Collateral	0.9
Total Investments	100.0%

For the year ended December 31, 2021, JNL/MFS Mid Cap Value Fund outperformed its primary benchmark by posting a return of 30.53% for Class A shares compared to 29.08% for the Morningstar U.S. Mid Cap Broad Value Index. Effective December 31, 2021, the MSCI USA Mid Cap Value Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 30.94%.

Over the past year, the global economy was buffeted by an array of crosscurrents as it adjusted to the ebbs and flows of the pandemic. Among the supportive currents were ample fiscal stimulus, loose monetary policy and the rollout of several highly effective COVID-19 (“COVID”) vaccines. Negative currents included the rapid spread of several COVID variants, widespread global production bottlenecks and a surge in inflation. After experiencing a burst of exceptionally strong economic activity as the global economy began to reopen, activity became more muted in the second half of the year amid ongoing supply chain disruptions and a new wave of COVID infections, albeit a seemingly milder strain.

Amid rising inflation, markets anticipated a transition from an exceptionally accommodative environment to a more mixed monetary landscape ahead. Indeed, several central banks in emerging markets have already tightened policy and the U.S. Federal Reserve (“Fed”) reduced the pace of its asset purchases in November and again in December. However, the European Central Bank, the Bank of Japan and the People's Bank of China are expected to maintain accommodative policies. Sovereign bond yields moved modestly higher during the year amid higher inflation and on expectations of a tighter Fed but remain historically low.

Signs of excess investor enthusiasm continued to be seen in pockets of the market such as "meme stocks" popular with users of online message boards, cryptocurrencies, and heavy retail participation in the market for short dated options.

Stock selection in information technology (“IT”) benefited performance relative to the benchmark, led by the Fund's holdings of networking chip maker Marvell Technology Group Ltd and automatic identification and data capture products manufacturer Zebra Technologies Corp.

Security selection within health care also supported relative returns. Within this sector, holdings of clinical research provider ICON Plc boosted relative results.

Security selection and, to a lesser extent, an underweight allocation to consumer discretionary further supported relative performance. Here, the Fund's holdings of residential home building company Toll Brothers Inc. and avoiding poor performing cruise operator Carnival Cruise Line strengthened relative performance.

Elsewhere, holdings of self-storage real estate investment trust Life Storage Inc. and building controls and systems supplier Johnson Controls International Public Limited Company contributed positively to relative returns. Additionally, the timing of the Fund’s ownership in shares of commercial banking service provider Signature Bank and oil and natural gas exploration and development firm Diamondback Energy Inc., and not owning shares of mass media company ViacomCBS Inc., aided relative performance.

Stock selection in materials detracted from relative returns. Notably, not owning shares of steel manufacturer Nucor Corporation and chemicals manufacturer Albemarle Corporation.

Stocks in other sectors that also hindered relative results included the Fund's holdings of electronic payment services company Global Payments Inc., orthopedic products maker Zimmer Biomet Holdings Inc. and power tool manufacturer Stanley Black & Decker Inc. Additionally, not owning shares of strong performing asset management services provider KKR, real estate investment trust Extra Space Storage Inc., real estate investment services provider CBRE Group Inc. and oil and gas exploration and production company Occidental Petroleum Corporation further weighed on relative returns.

The Fund's cash and/or cash equivalents position during the year was also a detractor from relative performance. Under normal market conditions, the Fund strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a year when equity markets rose, as measured by the Fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

JNL/Neuberger Berman Commodity Strategy Fund Neuberger Berman Investment Advisers LLC (Unaudited)

JNL/Neuberger Berman Commodity Strategy Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	29.76%	1 Year	30.23%
5 Year	5.95	5 Year	N/A
Since Inception	-1.86	Since Inception	6.98
‡Inception date April 28, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Other Short Term Investments	69.5%
Government Securities	28.7
Non-U.S. Government Agency ABS	1.0
Energy	0.8
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Neuberger Berman Commodity Strategy Fund outperformed its primary benchmark by posting a return of 29.76% for Class A shares compared to 27.11% for the Bloomberg Commodity Index.

The 7.0% year-over-year increase in U.S. inflation during 2021 was the largest one-year increase in forty years. Inflation issues remained prevalent as many major central banks ranked inflation concerns greater than the potential economic disruption from the ongoing global pandemic as we look to 2022.

2021 was generally positive for the commodity complex with energy leading as prices recovered from the depths of the pandemic. Softs, industrial metals, agriculture, and livestock also experienced strong performance during the year. Precious metals on the other hand were the worst performing sector during 2021, falling -6.15% (Bloomberg Precious Metals Subindex).

On the year, positioning in agriculture was the largest contributor to relative performance, specifically overweights in corn and Kansas wheat. Droughts and unseasonable weather impacted the harvest season for many agricultural commodities and reduced supplies to multi-year lows. Positioning in industrial metals was also positive, driven by overweights in lead, nickel, and zinc. Over this same year, energy positioning positively contributed to relative performance, mainly driven by overweights in heating oil and unleaded gasoline. Finally, livestock also generated positive relative performance for 2021. Overweights in feeder cattle and lean hogs and an underweight in live cattle all generated gains for relative performance. The Fund continues to access commodities in its investment universe through the use of exchange-traded futures or London Metal Exchange (“LME”) forwards.

The Fund’s positioning compared to the benchmark in softs and precious metals were detractors for the year. For softs, relative performance was hurt by rising prices in coffee due to the Fund’s underweight versus the benchmark. At the same time, the Fund’s out of benchmark positions in platinum and palladium resulted in negative relative performance for precious metals.

As we look forward to another year, we believe it’s critical to remember we are in an inflationary environment. While the “structural versus transitory” argument was debated at nauseam, at this point, in our view, all signs point to structural inflation. We believe this inflationary environment is sticky as many of the factors driving higher inflation are impossible to remediate overnight. This inflationary environment has implications for asset allocation decisions as we’ve started to see stock bond correlations changing from negative to positive. When looking at potential solutions to combat inflation, we believe commodities remain attractive compared to traditional assets and other inflation hedging assets. Commodities still appear to us to be one of the few—and in our opinion the most effective—ways to hedge against this new regime of inflation and growth uncertainty, potentially higher volatility, and tighter stock bond correlations.

JNL/Neuberger Berman Strategic Income Fund Neuberger Berman Investment Advisers LLC (Unaudited)

JNL/Neuberger Berman Strategic Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	2.65%	1 Year	3.04%
5 Year	4.56	5 Year	4.89
Since Inception	3.87	Since Inception	4.14
‡Inception date April 30, 2012
†Inception date April 30, 2012

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
U.S. Government Agency MBS	18.8%
Government Securities	14.6
Financials	8.2
Non-U.S. Government Agency ABS	6.7
Energy	5.5
Communication Services	5.3
Consumer Discretionary	5.2
Industrials	3.8
Information Technology	3.2
Consumer Staples	2.2
Health Care	2.1
Utilities	2.1
Materials	1.8
Real Estate	1.5
Other Short Term Investments	17.8
Securities Lending Collateral	1.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/Neuberger Berman Strategic Income Fund outperformed its primary benchmark by posting a return of 2.65% for Class A shares compared to -1.54% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Throughout the year, the Fund maintained an emphasis on diversified exposure to spread sectors and maintaining positive duration in absolute terms.

The Fund’s non-investment grade (“IG”) credit position was the main contributor to performance in 2021 as lower quality credit rallied over the course of the year, in our view, due to more certainty around the path of the COVID-19 (“COVID”) pandemic and global economies reopening. The Fund’s duration/yield curve positioning also contributed in 2021 as U.S. rates sold off over the course of the year as risk sentiment improved. Security selection within IG credit and an allocation to U.S. Treasury Inflation Protected Securities further contributed to performance. The main detractor from performance during the year was exposure to Emerging Markets (“EM”) as select countries continued to struggle more with COVID related issues relative to their developed market peers. An underweight allocation to IG credit also detracted as the sector exhibited positive excess returns during the year.

There were several adjustments made to the Fund during the year. During the first quarter, exposure was added to EM as valuations appeared attractive to the team on a relative value basis. Additionally, the team rotated away from IG credit in favor of non-IG credit to earn attractive carry with less duration risk. Further, the team reduced exposure to mortgage credit related sectors as meaningful spread tightening appeared to limit further upside. Toward the end of the year, the team began to reduce its positioning in non-IG credit to harvest gains and reposition the Fund for potentially elevated volatility in the fourth quarter and early 2022.

The Fund selectively utilized U.S. Treasury futures, interest rate futures and interest rate swaps throughout the year to help manage the duration and curve exposure of the Fund.

The investment objective of the Fund over the year remained consistent with its prospectus objective to seek high current income with a secondary objective of long-term capital appreciation.

JNL/PIMCO Income Fund Pacific Investment Management Company LLC (Unaudited)

JNL/PIMCO Income Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	1.99%	1 Year	2.34%
Since Inception	3.56	Since Inception	3.89
‡Inception date September 25, 2017
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Non-U.S. Government Agency ABS	23.3%
U.S. Government Agency MBS	19.7
Government Securities	10.9
Financials	9.9
Communication Services	4.9
Consumer Discretionary	4.4
Industrials	3.9
Health Care	2.1
Utilities	2.1
Energy	1.7
Information Technology	1.4
Real Estate	0.5
Consumer Staples	0.3
Rights	0.1
Materials	0.1
Other Short Term Investments	14.5
Securities Lending Collateral	0.2
Net Long (Short) Investments	100.0%

For the year ended December 31, 2021, JNL/PIMCO Income Fund outperformed its primary benchmark by posting a return of 1.99% for Class A shares compared to -1.54% for the Bloomberg Barclays U.S. Aggregate Bond Index.

As markets digested longer than expected COVID-19 (“COVID”) restrictions and higher than expected inflation, we saw divergent asset class returns. Unlike in recent years when most asset classes moved together in one direction, we saw some clear winners and losers in terms of performance for 2021. Oil and developed market equities saw highly positive returns for example, while sovereign bonds and emerging markets (“EM”) tended to post negative returns for the year.

In the first quarter, global economic data continued to improve in most regions. The U.S. was a notable standout as consumer sentiment rose, the labor market improved, and manufacturing rebounded strongly – driven by an uptick in demand and a pickup in hiring. In the second quarter, inflation ticked up globally, while U.S. inflation, in particular, experienced a faster than expected acceleration, driven mainly by higher prices of used autos and COVID-sensitive services. Vaccinations continued to advance globally, although the spread of new COVID variants underscored a key risk for the economic recovery – particularly in countries where vaccination rates remained low.

The global economic recovery continued at a slower pace but remained uneven across sectors in the third quarter. Over the quarter, an uptick in COVID delta variant cases slowed U.S. services activity and dented job growth in the leisure and hospitality industries. Meanwhile, similar COVID outbreaks in EM prolonged supply chain bottlenecks, particularly in the auto industry. Production disruptions following Hurricane Ida also exacerbated logistics, contributing to elevated inflation in the U.S. Developed market yield moves were mixed. Global equities were also mixed – in particular, the S&P 500 hit multiple all-time highs through the first half of the third quarter, driven by strong corporate earnings and solid economic activity, before ending the quarter about flat.

The global economic recovery continued in the fourth quarter, though momentum slowed alongside the spread of the Omicron variant. Equities broadly gained over the quarter despite volatility related to elevated inflation risks, rising COVID Omicron variant cases, and shifting central bank expectations. The latter contributed to rising front-end interest rates, which in turn spurred yield curve flattening. Within economies, growth remained varied across sectors given differing impacts of rising COVID cases, supply chain disruptions, and higher energy prices. In response to inflationary pressure, central banks shifted policy focus toward normalization.

Interest rate strategies were negative for overall returns during the year. U.S. curve steepened positioning detracted from performance as the curve flattened. Interest rate strategies in Latin America, particularly in Mexico and Brazil, also detracted from performance during the year. Exposure to a basket of EM currencies also modestly detracted from performance over the year.

Within spread strategies, exposure to securitized credit, including Non-Agency mortgage-backed securities (“MBS”) and European residential MBS was positive for performance. Select holdings of inflation linked securities further contributed to performance as inflation expectations rose. Exposure to investment grade and high-yield corporate credit contributed to absolute performance over the year.

Derivatives were used in the Fund and are instrumental in attaining specific exposures targeted to gain from anticipated market developments. The Fund’s overall duration positioning, which was negative for returns, was partly facilitated through the use of interest rate swaps, options, and futures. The Fund’s overall corporate exposure was positive for performance and was partially obtained via the use of credit default swaps and swaptions. The Fund’s long dollar positioning against select developed market currencies, partly achieved through currency forward agreements, was neutral for performance.

JNL/PIMCO Investment Grade Credit Bond Fund Pacific Investment Management Company LLC (Unaudited)

JNL/PIMCO Investment Grade Credit Bond Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	-1.62%	1 Year	-1.40%
5 Year	5.35	5 Year	N/A
Since Inception	4.47	Since Inception	5.05
‡Inception date February 06, 2012
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Financials	31.1%
Government Securities	12.7
Consumer Discretionary	7.1
Utilities	6.9
Communication Services	6.6
Real Estate	6.5
Industrials	6.3
Energy	5.6
Information Technology	5.3
Non-U.S. Government Agency ABS	3.9
Health Care	3.6
U.S. Government Agency MBS	1.9
Consumer Staples	1.5
Materials	0.8
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/PIMCO Investment Grade Credit Bond Fund underperformed its primary benchmark by posting a return of -1.62% for Class A shares compared to -1.08% for the Bloomberg Barclays U.S. Credit Bond Index.

As markets digested longer than expected COVID-19 (“COVID”) restrictions and higher than expected inflation, we saw divergent asset class returns. Unlike in recent years when most asset classes moved together in one direction, we saw some clear winners and losers in terms of performance for 2021. Oil and developed market equities saw highly positive returns for example, while sovereign bonds and emerging markets (“EM”) tended to post negative returns for the year.

In the first quarter, global economic data continued to improve in most regions. The U.S. was a notable standout as consumer sentiment rose, the labor market improved, and manufacturing rebounded strongly – driven by an uptick in demand and a pickup in hiring. In the second quarter, inflation ticked up globally, while U.S. inflation, in particular, experienced a faster than expected acceleration, driven mainly by higher prices of used autos and COVID sensitive services. Vaccinations continued to advance globally, although the spread of new COVID variants underscored a key risk for the economic recovery – particularly in countries where vaccination rates remained low.

The global economic recovery continued at a slower pace but remained uneven across sectors in the third quarter. Over the quarter, an uptick in COVID delta variant cases slowed U.S. services activity and dented job growth in the leisure and hospitality industries. Meanwhile, similar COVID outbreaks in EM prolonged supply chain bottlenecks, particularly in the auto industry. Production disruptions following Hurricane Ida also exacerbated logistics, contributing to elevated inflation in the U.S. Developed market yield moves were mixed. Global equities were also mixed – in particular, the S&P 500 hit multiple all-time highs through the first half of the third quarter, driven by strong corporate earnings and solid economic activity, before ending the quarter about flat.

The global economic recovery continued in the fourth quarter, though momentum slowed alongside the spread of the COVID Omicron variant. Equities broadly gained over the quarter despite volatility related to elevated inflation risks, rising COVID Omicron variant cases, and shifting central bank expectations. The latter contributed to rising front-end interest rates, which in turn spurred yield curve flattening. Within economies, growth remained varied across sectors given differing impacts of rising COVID cases, supply chain disruptions, and higher energy prices. In response to inflationary pressure, central banks shifted policy focus toward normalization.

Interest rate strategies were negative for overall returns during the year. Exposure to government-linked securities and EM interest rate strategies, particularly in Brazil, detracted from performance. Within spread strategies, an overweight to banking and financials contributed to performance over the year. Select holdings of securitized credit including Non-Agency and agency mortgage-backed securities (“MBS”) also contributed to performance. These gains offset losses from exposure to EM external debt.

During the year, the Fund bought and sold credit protection through credit default swaps and swaptions to increase or decrease exposure to the credit risk of broader investment grade, or to take advantage of the basis (or relative value) between credit default swap and cash bond market. The Fund entered into interest rate swaps during the year in order to manage nominal or real interest rate exposure, or as a substitute for cash bond exposure. The Fund also entered into futures contracts to manage interest rate exposure, as a substitute for cash bond exposure, or for liquidity purposes. Additionally, the Fund entered into options contracts to manage interest rate exposure and to hedge downside risk. Interest rate swaps, options, and futures allowed PIMCO to effectively manage risk and gain or reduce exposure by targeting specific markets and areas of the yield curve that may not otherwise be accessible through the use of cash bonds. The Fund bought and sold foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities, or as part of a tactical investment strategy.

JNL/PIMCO Real Return Fund Pacific Investment Management Company LLC (Unaudited)

JNL/PIMCO Real Return Fund

Average Annual Total Returns
Class A		Class I
1 Year	5.40%	1 Year	5.82%
5 Year	5.12	5 Year	5.40
10 Year	2.90	10 Year	3.16

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Other Short Term Investments	0.7%
Government Securities††	90.8
Non-U.S. Government Agency ABS	7.0
Financials	0.9
U.S. Government Agency MBS	0.3
Energy	0.2
Consumer Discretionary	0.1
Industrials	-
Communication Services	-
Information Technology	-
Health Care	-
Real Estate	-
Utilities	-
Total Investments	100.0%

††The Fund's weightings in TIPS was 89.9% of net investments

For the year ended December 31, 2021, JNL/PIMCO Real Return Fund underperformed its primary benchmark by posting a return of 5.40% for Class A shares compared to 5.96% for the Bloomberg Barclays U.S. TIPS Index.

As markets digested longer than expected COVID-19 (“COVID”) restrictions and higher than expected inflation, we saw divergent asset class returns. Unlike in recent years when most asset classes moved together in one direction, we saw some clear winners and losers in terms of performance for 2021. Oil and developed market equities saw highly positive returns for example, while sovereign bonds and emerging markets (“EM”) tended to post negative returns for the year.

In the first quarter, global economic data continued to improve in most regions. The U.S. was a notable standout as consumer sentiment rose, the labor market improved, and manufacturing rebounded strongly – driven by an uptick in demand and a pickup in hiring. In the second quarter, inflation ticked up globally, while U.S. inflation in particular experienced a faster than expected acceleration, driven mainly by higher prices of used autos and COVID sensitive services. Vaccinations continued to advance globally, although the spread of new COVID variants underscored a key risk for the economic recovery – particularly in countries where vaccination rates remained low.

The global economic recovery continued at a slower pace but remained uneven across sectors in the third quarter. Over the quarter, an uptick in COVID delta variant cases slowed U.S. services activity and dented job growth in the leisure and hospitality industries. Meanwhile, similar COVID outbreaks in EM prolonged supply chain bottlenecks, particularly in the auto industry. Production disruptions following Hurricane Ida also exacerbated logistics, contributing to elevated inflation in the U.S. Developed market yield moves were mixed. Global equities were also mixed – in particular, the S&P 500 hit multiple all-time highs through the first half of the third quarter, driven by strong corporate earnings and solid economic activity, before ending the quarter about flat.

The global economic recovery continued in the fourth quarter, though momentum slowed alongside the spread of the COVID Omicron variant. Equities broadly gained over the quarter despite volatility related to elevated inflation risks, rising COVID Omicron variant cases, and shifting central bank expectations. The latter contributed to rising front end interest rates, which in turn spurred yield curve flattening. Within economies, growth remained varied across sectors given differing impacts of rising COVID cases, supply chain disruptions, and higher energy prices. In response to inflationary pressure, central banks shifted policy focus toward normalization.

Tactical short exposure to UK breakeven inflation detracted from performance as inflation expectations in the region rose. Nominal curve positioning in U.S. and Peruvian interest rates, partially implemented through futures, interest rate swaps, and swaptions detracted from performance.

Overweight exposure to Agency and Non-Agency mortgage-backed securities (“MBS”) added to performance. An overweight to U.S. breakeven inflation (the difference between nominal and real yields), partially facilitated using inflation caps, added to performance as inflation expectations in the U.S. increased. Long exposure to European and Japanese breakeven inflation also contributed to performance. Within currencies, exposure to EM currencies, particularly the Argentinian Peso, through the use of currency forwards modestly contributed to performance.

Derivatives were used in the Fund and were instrumental in attaining exposures targeted to gain from anticipated market developments. The Fund’s U.S. interest rates, which were neutral for returns, was partly facilitated through the use of interest rate swaps, options, and futures. The Fund’s overall corporate exposure, which was neutral for performance, was partially obtained via the use of credit default swaps.

JNL/PPM America Floating Rate Income Fund PPM America, Inc. (Unaudited)

JNL/PPM America Floating Rate Income Fund

Average Annual Total Returns
Class A		Class I†
1 Year	3.73%	1 Year	4.06%
5 Year	2.81	5 Year	N/A
10 Year	3.41	10 Year	N/A
Since Inception	N/A	Since Inception	3.11
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Consumer Discretionary	15.9%
Information Technology	15.4
Health Care	14.3
Industrials	13.0
Materials	9.6
Communication Services	8.6
Financials	8.3
Consumer Staples	4.2
Energy	3.8
Investment Companies	1.1
Utilities	1.1
Real Estate	0.1
Warrants	-
Other Equity Interests	-
Other Short Term Investments	4.6
Total Investments	100.0%

For the year ended December 31, 2021, JNL/PPM America Floating Rate Income Fund underperformed its primary benchmark by posting a return of 3.73% for Class A shares compared to 5.20% for the S&P/LSTA Leveraged Loan Index.

Negative security selection in leisure goods/activities/movies and business equipment and services drove the Fund’s underperformance. Security selection in home furnishings positively contributed, as did security selection and the resulting underweight in utilities. Outside of floating rate loans, high-yield (“HY”) bond and derivative positioning did not materially impact Fund performance. However, exchange traded fund positioning negatively impacted performance.

The investment objective of the Fund is to seek to provide a high level of current income. The Fund seeks to add value over the long term primarily through security selection. The Fund actively invests primarily in income producing floating rate instruments and uses a credit intensive fundamental investment process. The Fund may also invest in HY bonds and other asset classes. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

The Fund made several changes to allocations during 2021. In terms of sector overweight positions, the Fund increased containers and glass products and health care. They are two of the Fund’s larger overweights relative to the benchmark on December 31, 2021. In terms of sector underweight positions, the Fund increased insurance and moved automotive from equal weight to underweight. They are two of the Fund’s larger underweights relative to the benchmark on December 31, 2021. Bottom-up loan selection drove these positioning changes. With bonds, the Fund can selectively add yield to the Fund while still controlling duration.

Risks to the floating rate loan market in 2022 are led by inflation. Companies are taking steps to address rising costs, but there is the potential for inflation to impact corporate earnings. Another risk is additional variants of COVID-19 that could cause broad market selloffs (loans, HY bonds, equities), as the Omicron variant did in the last week of November.

JNL/PPM America High Yield Bond Fund PPM America, Inc. (Unaudited)

JNL/PPM America High Yield Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	5.75%	1 Year	6.10%
5 Year	5.33	5 Year	5.64
10 Year	5.98	10 Year	6.24

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Communication Services	16.9%
Consumer Discretionary	16.1
Energy	15.3
Industrials	12.5
Financials	11.7
Health Care	5.9
Consumer Staples	4.8
Materials	4.8
Information Technology	4.5
Real Estate	1.5
Utilities	1.1
Investment Companies	0.9
Non-U.S. Government Agency ABS	0.1
Other Equity Interests	-
Other Short Term Investments	2.2
Securities Lending Collateral	1.7
Total Investments	100.0%

For the year ended December 31, 2021, JNL/PPM America High Yield Bond Fund outperformed its primary benchmark by posting a return of 5.75% for Class A shares compared to 5.35% for the ICE Bank of America Merrill Lynch High Yield Master II Constrained Index.

Positive security selection across a number of sectors drove the outperformance against the benchmark. This was led by security selection and the resulting overweight in energy, which was the best performing sector within high-yield (“HY”) in 2021. Security selection in media also positively contributed. Security selection in leisure was a modest detractor. Cash holdings also detracted; the Fund holds cash to provide liquidity for new investments and to manage any outflows. Derivative positioning did not materially impact Fund performance.

The investment objective of the Fund is to maximize current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to add value over the long term primarily through security and sector selection. The Fund primarily invests in HY, high risk debt securities and related investments using a credit research intensive investment process. The Fund also may purchase positions in floating rate bank loans, equities, and foreign securities.

The Fund did not see significant changes in sector allocations during 2021. Relative to the benchmark on December 31, 2021, the Fund’s largest overweight positions were in media, financials and energy. For media, the Fund expects the advertising industry’s recovery to continue. We believe the economic recovery will be positive for financials. Finally, the Fund expects energy to improve in credit quality. The largest underweight positions on December 31, 2021, were in health care, real estate, and utility, due to less attractive valuations. The Fund increased exposure to bank loans during the year and held approximately 4.96% at year end.

The primary risks to the HY bond market in 2022 are macro. One risk is continued COVID-19 outbreaks and variants. Another risk is the market’s reaction to the U.S Federal Reserve’s inflation policy, as the market could decide the central bank is behind the curve on inflation, leading to a selloff.

JNL/PPM America Total Return Fund PPM America, Inc. (Unaudited)

JNL/PPM America Total Return Fund

Average Annual Total Returns
Class A		Class I†
1 Year	-1.15%	1 Year	-0.86%
5 Year	4.24	5 Year	N/A
10 Year	4.20	10 Year	N/A
Since Inception	N/A	Since Inception	4.43
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
U.S. Government Agency MBS	22.8%
Financials	18.1
Government Securities	16.9
Non-U.S. Government Agency ABS	7.0
Energy	5.8
Communication Services	5.0
Health Care	4.8
Consumer Discretionary	3.8
Utilities	3.6
Consumer Staples	3.3
Industrials	2.7
Materials	1.6
Information Technology	1.5
Real Estate	0.8
Other Short Term Investments	2.1
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/PPM America Total Return Fund outperformed its primary benchmark by posting a return of -1.15% for Class A shares compared to -1.54% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Security selection and the resulting overweight in investment grade (“IG”) corporate bonds positively contributed, as did the Fund’s allocation to high-yield corporate bonds. These asset classes outperformed other areas of U.S. fixed income over 2021. Treasury futures detracted from performance. The Fund typically uses Treasury futures to hedge duration, or to increase or decrease the Fund’s exposure to interest rate or yield curve risk. An allocation to commercial mortgage-backed securities (“CMBS”) modestly detracted. Within corporate bonds, security selection and the resulting overweight in energy were the largest contributors, while an underweight in local authorities modestly detracted.

The investment objective of the Fund is to seek to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund primarily invests in a diversified portfolio of fixed income investments of U.S. and foreign issuers. The Fund invests in IG bonds across a broad range of sectors, including Treasury bonds, federal agency debt, corporate bonds, mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”). The Fund may also purchase high-yield bonds on a tactical and strategic basis. Quantitative and qualitative factors, such as economic and market factors, are considered in terms of how they could impact an individual company or a specific sector.

The Fund did not see significant changes in allocations during 2021. Relative to the benchmark on December 31, 2021, the Fund held underweight positions in U.S. Treasuries and MBS, overweight positions in IG corporate bonds and ABS, as well as an out of index position in high-yield corporate bonds. The Fund maintained high-yield exposure, as we see an opportunity in the rising star cycle, which could last through 2023.

The potential for additional variants of COVID-19 that could impede the economic recovery is the largest risk to the market, in our opinion. Despite historically tight valuations, U.S. fixed income has produced positive excess returns on the back of improving fundamentals. A deterioration in fundamentals would likely have a negative impact on valuations.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/RAFI Fundamental U.S. Small Cap Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Fundamental U.S. Small Cap Fund

Average Annual Total Returns*
Class A		Class I
1 Year	30.24%	1 Year	30.78%
5 Year	3.90	5 Year	4.27
10 Year	9.56	10 Year	9.85
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Industrials	16.9%
Financials	13.4
Consumer Discretionary	13.3
Real Estate	12.9
Information Technology	12.7
Health Care	7.8
Materials	6.6
Energy	4.3
Consumer Staples	3.9
Communication Services	3.5
Utilities	2.9
Other Short Term Investments	1.5
Securities Lending Collateral	0.3
Total Investments	100.0%

For the year ended December 31, 2021, JNL/RAFI Fundamental U.S. Small Cap Fund underperformed its primary benchmark by posting a return of 30.24% for Class A shares compared to 31.22% for the RAFI Fundamental U.S. Small Company Index (Net). The Fund outperformed its other benchmark return of 16.49% for the Morningstar U.S. Small Cap Extended Index.

The investment objective of the Fund is to track the performance of the RAFI Fundamental U.S. Small Company Index (Net) (“Index”).

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investments Corporation believes will help the Fund track its Index. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have a meaningful impact of the Fund’s performance during the year.

JNL/RAFI Multi-Factor U.S. Equity Fund Mellon Investments Corporation (Unaudited)

JNL/RAFI Multi-Factor U.S. Equity Fund

Average Annual Total Returns
Class A		Class I
1 Year	26.39%	1 Year	26.76%
5 Year	11.89	5 Year	12.19
10 Year	12.69	10 Year	12.94

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	15.6%
Consumer Discretionary	15.0
Health Care	13.1
Consumer Staples	13.1
Financials	12.5
Industrials	9.9
Energy	6.3
Communication Services	5.3
Real Estate	4.6
Materials	3.2
Utilities	0.8
Securities Lending Collateral	0.3
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2021, JNL/RAFI Multi-Factor U.S. Equity Fund underperformed its primary benchmark by posting a return of 26.39% for Class A shares compared to 27.22% for the RAFI Multi-Factor U.S. Index.

The investment objective of the Fund is to track the performance of the RAFI Multi-Factor U.S. Index (“Index”).

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets (net securities plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities and instruments that are not component securities but which Mellon Investment Corporation believes will help the Fund track its Index. The Index is designed to provide long only exposure to multiple equity factors that seek to produce attractive long-term returns, and which may lower risk compared to less diversified strategies. The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that make up the Index. Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/T. Rowe Price Balanced Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Balanced Fund

††45% S&P 500, 20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 35% Bloomberg US Aggregate Bond Index

Average Annual Total Returns
Class A‡		Class I†
1 Year	12.73%	1 Year	13.07%
5 Year	10.80	5 Year	N/A
Since Inception	7.30	Since Inception	10.51
‡Inception date April 28, 2014
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

T. Rowe Price Associates, Inc. assumed portfolio management responsibility on August 13, 2018.

Composition as of December 31, 2021:
Information Technology	14.7%
Financials	12.1
Health Care	9.6
Government Securities	8.9
Consumer Discretionary	8.7
Communication Services	8.5
U.S. Government Agency MBS	7.3
Industrials	6.5
Consumer Staples	3.9
Materials	3.8
Real Estate	2.7
Non-U.S. Government Agency ABS	2.6
Energy	2.4
Utilities	2.4
Other Short Term Investments	5.0
Securities Lending Collateral	0.9
Total Investments	100.0%

For the year ended December 31, 2021, JNL/T. Rowe Price Balanced Fund outperformed its primary benchmark by posting a return of 12.73% for Class A shares compared to 10.19% for the Morningstar Moderate Target Risk Index. The Fund underperformed its blended benchmark return of 14.05% for the 45% S&P 500, 20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net), 35% Bloomberg US Aggregate Bond Index.

Security selection within U.S. large cap growth stocks was the leading detractor from relative results for the year. Conversely, favorable selection within U.S. large cap value and international equities had a positive impact on relative performance. Tactical allocation decisions held back relative returns for the year. An overweight allocation to U.S. large cap value equities relative to large cap growth equities had a negative impact. As stock markets delivered solid returns in the year, an underweight to equities relative to fixed income and cash also detracted from relative performance. The inclusion of diversifying sectors had a positive impact. Out of benchmark exposure to high-yield bonds, which delivered strong returns relative to the benchmark, proved beneficial. Out of benchmark exposure to real assets equities, which outpaced the blended benchmark, modestly contributed to relative performance.

Even though the COVID-19 (“COVID”) pandemic continued, most global equity markets advanced in 2021, extending the brisk rebound that started in March 2020. Equities rose as the economy reopened and recovered—facilitated by the rollout of COVID vaccines, federal fiscal relief, and robust growth in corporate earnings. Elevated inflation, mostly due to disruptions in the global supply chain, the emergence of COVID variants, and the U.S. Federal Reserve’s (“Fed”) decision to accelerate tapering, were among the factors that caused volatility in the financial markets. Stocks in developed non-U.S. equity markets delivered positive returns but significantly lagged U.S. shares. Within fixed income, U.S. bond returns were mixed in 2021, as bond yields rose across the Treasury yield curve—especially in the intermediate term portion of the curve—amid expectations that the Fed’s tapering of asset purchases, which began in November, will be a prelude to tighter monetary policy sometime in 2022. High-yield bonds, which are less sensitive to interest rate fluctuations than their investment grade counterparts, strongly outperformed for the year.

As of December 31, 2021, the Fund held interest rate futures, index credit default swaps, and currency forwards generating gross exposure of approximately 3.0%. The estimated return impact from employing currency forwards was negligible, -3 basis points from futures, a negligible return impact from rights and a negligible return impact from swaps for the year ended December 31, 2021.

Global markets face more uncertain prospects in 2022. Higher inflation, a shift toward monetary tightening, and new COVID variants all pose potential challenges for economic growth and earnings—at a time when valuations appear elevated across many asset categories. We expect global economic growth to moderate from current levels but remain above trend. Other key risks to global markets include supply chain disruption, energy shortages, central bank missteps, slowing growth in China, and increasing geopolitical concerns. In our view, these conditions contribute to a less compelling risk/reward tradeoff between stocks and bonds in the near-term, and we believe that a more modest allocation to equities may be prudent.

JNL/T. Rowe Price Capital Appreciation Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Capital Appreciation Fund

††60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns*
Class A‡		Class I†
1 Year	17.89%	1 Year	18.19%
5 Year	14.64	5 Year	N/A
Since Inception	12.36	Since Inception	14.81
‡Inception date September 16, 2013
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Health Care	17.9%
Information Technology	15.6
Consumer Discretionary	13.8
Financials	13.0
Industrials	9.2
Communication Services	8.9
Utilities	6.7
Consumer Staples	2.1
Non-U.S. Government Agency ABS	0.1
Real Estate	0.1
Materials	-
Investment Companies	-
Other Short Term Investments	12.5
Securities Lending Collateral	0.1
Total Investments	100.0%

For the year ended December 31, 2021, JNL/T. Rowe Price Capital Appreciation Fund underperformed its primary benchmark by posting a return of 17.89% for Class A shares compared to 28.71% for the S&P 500 Index. The Fund outperformed its blended benchmark return of 15.86% for the 60% S&P 500 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s equity holdings delivered strong absolute returns but modestly underperformed the S&P 500 Index. The Fund’s fixed income holdings posted positive absolute returns and strongly outperformed its blended benchmark. Among equity sectors, health care contributed to relative results due to stock selection (Danaher Corporation, Thermo Fisher Scientific Inc). Information technology (“IT”) detracted from relative performance due to stock selection (Global Payments Inc., Fiserv inc.).

The five largest purchases during the year were Microsoft Corporation, Amazon.com Inc., Thermo Fisher Scientific Inc., General Electric Company, and Becton Dickinson and Company. The five largest sales during the year were Fiserv Inc., American Electric Power Company Inc., Visa Inc., Global Payments inc., and Bank of America Corporation.

Our equity weight increased over the year. Our largest increase in sector weighting relative to the benchmark was in health care, while our most significant decrease in relative weighting was in IT. Our overall fixed income weight was relatively unchanged.

After back-to-back years of remarkable gains, equity markets face more uncertain prospects in 2022. A protracted year of strong returns has left valuations extended across most market segments, with attractive opportunities harder to come by. We expect earnings growth to slow, particularly as the tailwind from fiscal stimulus fades and monetary policy begins to tighten. The U.S. Federal Reserve appears set to not only taper asset purchases, but also to end its bond buying program early and raise rates in the new year in an effort to curb inflation. Most sectors already face challenging comparables and, in our view, diminished liquidity and weaker economic activity are likely to contribute to a regression in spending that will weigh on earnings in the intermediate term. We believe risks in the current market are modestly tilted to the downside and have positioned the Fund accordingly. We remain focused on identifying high quality businesses with strong fundamentals that we believe can deliver solid earnings and the potential for growth over the long-term.

As of December 31, 2021, the Fund held equity options, currency forwards, credit default swaps, and fixed income total return swaps generating gross exposure of approximately 8.2%. During the year ending December 31, 2021, the covered call strategy represented, on average, 12.13% of the overall Fund and generated a return of approximately 18.04%. The covered call strategy's estimated contribution to the Fund’s total return was 1.96%. The estimated return impact from employing Options was -73 basis points for the year ended December 31, 2021.

JNL/T. Rowe Price Established Growth Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Established Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Growth Index (Gross) to the Morningstar U.S. Large-Mid Cap Broad Growth Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	14.43%	1 Year	14.78%
5 Year	22.06	5 Year	22.41
10 Year	18.48	10 Year	18.77

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	38.8%
Consumer Discretionary	22.5
Communication Services	21.8
Health Care	8.1
Industrials	5.0
Financials	2.2
Other Short Term Investments	1.6
Total Investments	100.0%

For the year ended December 31, 2021, JNL/T. Rowe Price Established Growth Fund underperformed its primary benchmark by posting a return of 14.43% for Class A shares compared to 26.37% for the Morningstar U.S. Large-Mid Cap Broad Growth Index. Effective December 31, 2021, the MSCI USA Growth Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 26.23%. The Fund underperformed its other benchmark return of 28.71% for the S&P 500 Index.

Overall, stock selection drove relative underperformance. Within the Fund, information technology (“IT”) detracted from relative returns as unfavorable stock selection drove relative sector weakness (NVIDIA Corporation (underweight), Afterpay Limited, Zoom Video Communications Inc). Consumer discretionary also weighed on relative results due to adverse stock selection (Alibaba Group Holding Limited, Farfetch Ltd). On the positive side, an underweight to real estate boosted relative performance during the year.

The five largest purchases during the year were Rivian Automotive, Tesla Inc., Zoom Video Communications Inc., Afterpay Limited, and UiPath.

The five largest sales during the year were Alibaba Group Holding Limited, UnitedHealth Group Incorporated, MasterCard Incorporated, Visa Inc., and Fidelity National Information Services Inc.

At the sector level, the largest increases in absolute weighting during the year were in communication services and IT. The most significant decreases were in industrials, business services, and health care. Our sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling growth opportunities at the individual company level rather than through a broader thematic approach.

Uncertainty around the duration of inflationary pressures remains the primary risk as we look ahead, spurred by continued labor shortages and supply chain disruptions. It’s important to keep in mind, however, that longer-term inflation is largely influenced by technology and demographics, two forces that we think will eventually override lingering COVID-19 related labor and supply constraints. Meanwhile, inflation fears typically cause material unwinds in the growth space, an environment that we can take advantage of as active stock pickers as we search for companies that we think are best positioned for growth over the next three to five years.

Finally, although permitted in accordance with Fund guidelines, derivative instruments are not used in the Fund.

JNL/T. Rowe Price Mid-Cap Growth Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Mid-Cap Growth Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Mid Cap Growth Index (Gross) to the Morningstar U.S. Mid Cap Broad Growth Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	12.91%	1 Year	13.24%
5 Year	17.37	5 Year	17.70
10 Year	15.97	10 Year	16.25

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Health Care	24.7%
Information Technology	22.3
Industrials	17.1
Consumer Discretionary	13.3
Financials	6.4
Materials	6.3
Consumer Staples	3.3
Communication Services	2.3
Utilities	0.3
Real Estate	0.1
Other Short Term Investments	3.4
Securities Lending Collateral	0.5
Total Investments	100.0%

For the year ended December 31, 2021, JNL/T. Rowe Price Mid-Cap Growth Fund underperformed its primary benchmark by posting a return of 12.91% for Class A shares compared to 18.84% for the Morningstar U.S. Mid Cap Broad Growth Index. Effective December 31, 2021, the MSCI USA Mid Cap Growth Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 17.47%.

Sector allocation was the chief driver of underperformance, while stock selection detracted to a lesser extent.

Information technology detracted from relative results, primarily due to a significant underweight. Stock choices also proved unhelpful. DocuSign Inc. (“DocuSign”), the market leader in eSignature, performed well for much of the year, benefiting from an accelerated digital transformation due to the COVID-19 (“COVID”) pandemic. The most recent quarterly results, however, reflected slowing growth as demand begins to normalize, sending shares sharply lower. The Fund maintains its conviction in the company’s longer-term prospects given the strength of the eSignature product, the large addressable market that remains, and DocuSign’s favorable competitive positioning.

Health care weighed on returns due to stock choices. Shares of Teleflex Incorporated (“Teleflex”) declined. Fears that elective and non-critical medical visits and procedures would be cancelled or postponed due to COVID weighed on Teleflex early in the year. A July proposal to cut the medical office reimbursement for Urolift procedures for Medicare and Medicaid patients also pressured shares. Toward year close, it was determined that the reimbursement reduction was less than anticipated, which should remove some of the overhang. Teleflex is a long-term holding in the Fund, and the Fund maintains conviction in the company’s thoughtful management team, their capital allocation decisions, and the quality of the company’s diverse portfolio of products.

Stock choices in financials added value. Shares of New York private equity firm KKR & Co. were boosted by asset sales in its equity division and an increase in management fees. We believe that additional upside remains given the growth of fee paying assets under management, stronger investment returns, and the potential for mergers and acquisitions within its insurance segment.

Top purchases for the year were Southwest Airlines Co., Fortinet Inc., Boston Beer Co. Inc., Liberty Media Corporation, and Quidel Corporation.

Top sales for the year were Match Group, PRA Health Sciences Inc., Aptiv PLC, Maxim Integrated Products Inc., and Sempra Energy.

The Fund does not typically use derivative securities in the management of the strategy. Current market conditions do not expose the Fund to a particular or significant risk, in our view. As of December 31, 2021, the Fund did not hold derivatives.

JNL/T. Rowe Price Short-Term Bond Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Short-Term Bond Fund

Average Annual Total Returns
Class A		Class I
1 Year	-0.38%	1 Year	-0.09%
5 Year	1.96	5 Year	2.24
10 Year	1.45	10 Year	1.70

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Non-U.S. Government Agency ABS	28.4%
Financials	16.5
Government Securities	15.2
Energy	6.3
U.S. Government Agency MBS	4.8
Consumer Discretionary	4.8
Health Care	4.6
Utilities	3.8
Communication Services	3.3
Industrials	3.2
Information Technology	3.1
Consumer Staples	1.7
Materials	0.8
Real Estate	0.6
Other Short Term Investments	1.7
Securities Lending Collateral	1.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/T. Rowe Price Short-Term Bond Fund outperformed its primary benchmark by posting a return of -0.38% for Class A shares compared to -0.47% for the Bloomberg 1-3 Year Government/Credit Index.

Sector allocation was the predominant contributor to the Fund’s relative performance. Out of benchmark holdings in mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities were beneficial as the sectors continued to recover from liquidity issues brought on by the COVID-19 (“COVID”) pandemic and offered an incremental yield advantage over U.S. Treasuries. Moreover, concerns regarding inflation and the emergence of COVID variants stoked demand for the generally higher quality securitized sectors. In addition, an overweight to investment grade (“IG”) corporate bonds and corresponding underweight to U.S. Treasuries aided relative results as improving corporate fundamentals, generally encouraging corporate earnings, and a continued desire for yield among investors drove demand for corporate bonds. Security selection within IG corporate bonds also contributed, and yield curve positioning further supported relative results. A shorter average duration profile relative to the benchmark was beneficial as U.S. Treasury yields rose across most of the curve.

As of December 31, 2021, the Fund held interest rate futures generating gross exposure of approximately +21.9%. The estimated return impact from employing futures was 4 basis points for the year ended December 31, 2021.

Although a hawkish U.S. Federal Reserve (“Fed”) and the emergence of the Omicron variant have complicated the interest rate outlook, we believe a strengthening U.S. economy and moderating inflation will support higher Treasury yields in 2022. However, we believe the pace of the 2-year yields rise will moderate if the Fed's rate hiking cycle aligns with expectations.

While valuations have become more attractive after credit spreads widened in November, spreads remain near the tighter end of their longer-term range. Any policy missteps by the Fed could lead to increased levels of market volatility and further fluctuations in short-term credit spreads. However, bouts of volatility should provide tactical opportunities for us, and we believe the liquidity we have built up will be advantageous in periods of spread widening.

JNL/T. Rowe Price U.S. High Yield Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price U.S. High Yield Fund

Average Annual Total Returns*
Class A‡		Class I†
1 Year	4.82%	1 Year	5.10%
5 Year	4.15	5 Year	N/A
Since Inception	4.62	Since Inception	4.14
‡Inception date April 25, 2016
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

T. Rowe Price Associates, Inc. ("T. Rowe") assumed portfolio management responsibility on April 27, 2020.

Composition as of December 31, 2021:
Energy	16.7%
Consumer Discretionary	16.2
Communication Services	14.9
Financials	10.1
Industrials	8.9
Consumer Staples	8.7
Materials	5.9
Health Care	4.4
Information Technology	3.0
Real Estate	2.1
Warrants	-
Securities Lending Collateral	7.1
Other Short Term Investments	2.0
Total Investments	100.0%

For the year ended December 31, 2021, JNL/T. Rowe Price U.S. High Yield Fund underperformed its primary benchmark by posting a return of 4.82% for Class A shares compared to 5.35% for the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index.

On an industry basis, the Fund’s top relative performance contributors were media, transportation, technology and electronics. Credit selection among B rated bonds and the Fund’s overweight to the lower credit rating tier benefited relative performance. Our weakest industry results were in leisure, telecommunications, and services segments. The Fund’s allocation to reserves, which is necessary for liquidity purposes, also detracted in the strong performance environment. Credit selection in the cash conversion cycle (“CCC”) rating tier weighed on relative results. Specifically, our focus on higher quality positions within the CCC bucket detracted as the bulk of the rally within the rating tier occurred in the more distressed segments.

Our exposure to COVID-19 (“COVID”) affected industries was supportive for the Fund’s performance. However, the Fund gradually reduced its overall exposure to these market segments throughout the year as many of these recovery stories had largely played out. The Fund is currently positioned with an overweight in the B and lower quality credit tiers and underweight the higher quality BB credit tier. Within our CCC allocation, the Fund holds higher quality credits versus the benchmark. From a duration standpoint, our emphasis on the lower quality credit tiers (which tend to be less interest rate sensitive than higher quality tiers) and our small allocation to bank loans have resulted in a shorter than benchmark duration, which should be beneficial if rates start to rise.

This Fund did not hold derivatives for the year ended December 31, 2021.

Overall, we have a constructive outlook for the U.S. high-yield market. Though credit spreads are tight, fundamentals are supportive and default rates remain near historic lows. While absolute yields in this asset class are near historic lows, they still look attractive compared with other fixed income asset classes. We expect the bulk of future returns to come from income generation rather than appreciation. Though our outlook is positive, market risks remain. These risks include inflation, a U.S. Federal Reserve misstep, or delayed economic reopening due to COVID variant resurgences. We are also keeping a close watch on deteriorating credit quality in the new issue market. As with every credit cycle there are different stages and companies are now tempted to divert available capital from debt friendly to equity friendly activities. We are seeing examples of this in the new issue market as some companies are borrowing to pay dividends and make expensive acquisitions. At this stage we are favoring the secondary market over the primary issue market to source new buy ideas. We will continue to focus on our proprietary research to be our guide in assessing these risk factors and expect that security selection will be a primary driver of alpha in the year ahead given tight spreads.

JNL/T. Rowe Price Value Fund T. Rowe Price Associates, Inc. (Unaudited)

JNL/T. Rowe Price Value Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Value Index (Gross) to the Morningstar U.S. Large-Mid Cap Broad Value Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	29.55%	1 Year	29.93%
5 Year	14.10	5 Year	14.43
10 Year	14.58	10 Year	14.85

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Health Care	18.8%
Financials	16.6
Information Technology	13.9
Industrials	12.3
Communication Services	9.5
Utilities	7.3
Materials	6.4
Consumer Discretionary	6.0
Real Estate	4.8
Consumer Staples	3.7
Securities Lending Collateral	0.4
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2021, JNL/T. Rowe Price Value Fund outperformed its primary benchmark by posting a return of 29.55% for Class A shares compared to 26.47% for the Morningstar U.S. Large-Mid Cap Broad Value Index. Effective December 31, 2021, the MSCI USA Value Index (Gross) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 27.17%.

Communication services was the leading contributor to relative performance due to stock selection (Alphabet Inc). Information technology (“IT”) benefited relative returns due to stock choices (Microsoft Corporation). Financials added to relative results due to security selection (American International Group Inc). Energy was the largest detractor from relative results due to an underweight allocation. Materials weighed on relative performance due to stock selection (Westrock Company Inc).

The five largest purchases during the year were Salesforce.com Inc., AstraZeneca PLC, Sherwin-Williams Co., CSX Corp., and Centene Corporation. The five largest sales during the year were Morgan Stanley, Applied Materials Inc., NXP Semiconductors N.V., JPMorgan Chase & Co., and Qualcomm Incorporated.

At the sector level, the most significant decrease in weighting relative to the benchmark was in IT. The largest increase in relative weighting was in communication services. The Fund’s sector weightings are residual of our bottom-up stock selection process and typically reflect where the Fund manager is finding compelling valuation opportunities at the individual company level rather than through a broader thematic approach.

This account did not hold derivatives for the year ended December 31, 2021.

Given the strength in the market since bottoming in early 2020, we are cognizant of our beta and seek to maintain a balanced Fund. In our view, there are two likely economic outcomes from the current environment: the first would be a “Goldilocks” scenario, where the U.S. Federal Reserve (“Fed”) is able to successfully contain inflation by tightening monetary policy, all while economic growth persists and the economy continues to reopen; in the other scenario, the Fed has to take a more aggressive approach to rein in inflation, resulting in a more difficult economic environment. Against this backdrop, our outlook for the market is more tepid than it has been in the past several years. There are reasons for optimism, including a strong consumer; pent-up demand for services; and strong, but decelerating, corporate fundamentals. Similarly, there are reasons for concern that cloud the outlook, including COVID-19, the Fed’s tightrope walk, inflation, and the end of stimulus. Given these considerations, we are looking to increase the defensiveness of the Fund without pushing it into a bunker. Overall, our focus continues to be on finding high quality companies facing controversy or stress that are addressable in the near to intermediate term. We believe this balanced approach should lead to a Fund that has the potential to serve our clients well in a variety of market environments.

JNL/WCM Focused International Equity Fund WCM Investment Management (Unaudited)

JNL/WCM Focused International Equity Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI All Country World ex USA Index (Net) to the Morningstar Global ex-US Target Market Exposure Index (Net) for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A‡		Class I†
1 Year	17.08%	1 Year	17.44%
5 Year	20.50	5 Year	N/A
Since Inception	13.24	Since Inception	18.26
‡Inception date September 16, 2013
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	27.4%
Health Care	24.9
Consumer Discretionary	15.5
Industrials	13.2
Financials	7.7
Consumer Staples	4.7
Materials	3.7
Other Short Term Investments	2.9
Total Investments	100.0%

For the year ended December 31, 2021, JNL/WCM Focused International Equity Fund outperformed its primary benchmark by posting a return of 17.08% for Class A shares compared to 8.24% for the Morningstar Global ex-US Target Market Exposure Index (Net). Effective December 31, 2021, the MSCI All Country World ex USA Index (Net) was replaced as the Fund's primary benchmark. The Fund outperformed that benchmark, which posted a return of 7.82%.

Attribution analysis reveals that the majority of our outperformance can be attributed to stock selection.

From a sector allocation perspective, information technology (“IT”) (overweight) was the largest positive contributor to our relative performance, followed by communication services (no weight) and real estate (no weight). On the other hand, financials (underweight) detracted from our relative performance, as did energy (no weight) and health care (overweight).

Looking at stock selection, IT (ASML Holding, Lasertec Corporation, Taiwan Semiconductor Manufacturing Co., Ltd.) was the best performing sector relative to the benchmark, followed by health care (Mettler-Toledo International Inc., ICON Public Limited Company, Alcon AG) and industrials (DSV Panalpina A/S, Experian PLC, Atlas Copco Aktiebolag). On the flipside, financials (AIA Group Limited) was the worst performing sector relative to the benchmark, followed by communication services (Tencent Holdings Limited).

Derivatives did not have a meaningful impact on the Fund’s performance during the year.

JNL/Westchester Capital Event Driven Fund Westchester Capital Management, LLC (Unaudited)

JNL/Westchester Capital Event Driven Fund

Average Annual Total Returns
Class A‡		Class I†
1 Year	2.96%	1 Year	3.31%
5 Year	6.27	5 Year	N/A
Since Inception	4.25	Since Inception	6.65
‡Inception date April 27, 2015
†Inception date September 25, 2017

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Financials	43.3%
Health Care	10.1
Communication Services	9.6
Materials	6.6
Energy	4.5
Consumer Discretionary	4.4
Real Estate	4.2
Information Technology	4.0
Other Equity Interests	3.5
Consumer Staples	1.8
Industrials	1.0
Rights	0.9
Warrants	0.7
Investment Companies	0.2
Other Short Term Investments	5.2
Net Long (Short) Investments	100.0%

For the year ended December 31, 2021, JNL/Westchester Capital Event Driven Fund outperformed its primary benchmark by posting a return of 2.96% for Class A shares compared to 2.04% for the Wilshire Liquid Alternative Event Driven Index.

In the year ending December 2021, global mergers and acquisitions (“M&A”) deal value topped $5 trillion for the first time, surpassing the previous record high set in 2007 by 30%, with activity up 65% year-over-year, according to Dealogic data. In fact, each quarter in 2021 recorded more than $1 trillion in M&A volume for the first time in history. Primarily fueled by pent up demand coming out of the pandemic, low interest rates, and an “aggressively” growing economy, companies struck deals to boost growth, acquire new capabilities, and/or realize operational efficiencies.

Investors have continued to focus more and more on growth within the larger event driven space, making it increasingly difficult for larger companies to move the needle off a large revenue base materially. Sometimes the value of keeping businesses together can be less than the value of breaking the company up. By removing the conglomerate discount, individual companies can trade on their own and be valued more easily by the market, as evidenced by the fact corporate divestiture activity is currently at its highest levels ever with $1.2 trillion of volumes.

But this year’s burst of activity was not without some headwinds. A rise in inflation and interest rates, the resurgence of COVID-19, and increased scrutiny from regulators around the globe created additional execution uncertainty. Nevertheless, we remain optimistic about the year ahead and look forward to an exciting environment in 2022.

The most significant contributors to performance during the year were Rentpath Inc., Churchill Capital Corp VII, Coherent Inc., and II-VI Incorporated. The Fund’s largest detractors were Willis Towers Watson Public Limited Company, AON Public Limited Company, GSEs, Xilinx Inc., and Advanced Micro Devices Inc.

The majority of the drawdowns were unrealized losses, and we are optimistic that many of these positions will recover in the months ahead. As we start a new year, our Fund management team is determined to maintain the Fund’s unique risk profile while attempting to return the Fund’s performance to its historical trendline.

The reference to derivatives refers to listed options such as calls and puts. It should be noted that we use derivatives to either hedge idiosyncratic exposure of individual long positions or arbitrage situations, or to reduce market exposure of such positions via options on highly correlated indices or sector exchange traded funds (“ETFs”).

We do not typically sell naked short options, nor do we speculate via long options, so the positions generally reflect long equity positions with options written against them via long puts on the underlying or a highly correlated index/ETF.

JNL/WMC Balanced Fund Wellington Management Company, LLP (Unaudited)

JNL/WMC Balanced Fund

††65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns
Class A		Class I
1 Year	18.68%	1 Year	19.04%
5 Year	11.15	5 Year	11.47
10 Year	10.40	10 Year	10.66

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Information Technology	16.0%
Financials	13.4
Government Securities	12.6
Health Care	9.8
Communication Services	7.8
Consumer Discretionary	6.9
U.S. Government Agency MBS	6.8
Industrials	6.0
Consumer Staples	4.9
Non-U.S. Government Agency ABS	2.9
Energy	2.6
Utilities	2.3
Real Estate	1.5
Materials	0.5
Other Short Term Investments	5.8
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2021, JNL/WMC Balanced Fund underperformed its primary benchmark by posting a return of 18.68% for Class A shares compared to 28.71% for the S&P 500 Index. The Fund outperformed its blended benchmark return of 17.41% for the 65% S&P 500 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index.

The equity strategy outperformed the S&P 500 Index during the year.

Security selection was the primary driver of relative performance over the year. Security selection within communication services, financials, and health care were the top contributors while weaker selection within energy, materials, and real estate partially offset those effects. Sector allocation detracted from returns. The Fund’s underweight exposure to information technology (“IT”) and real estate as well as our overweight to consumer staples were top detractors. The Fund’s overweight exposure to financials had a positive impact on relative performance

Top contributors to relative performance included an overweight to Alphabet Inc., an overweight to the Charles Schwab Corporation, and an out of benchmark allocation to the Blackstone Group Inc. Top detractors included an overweight to Global Payments Inc., not owning NVIDIA Corporation, and an overweight to Becton, Dickinson and Company.

The Fund’s largest sector overweight remains financials, as many names in the sector continue to look attractive in our intrinsic return framework. The Fund remains underweight to IT; however, the Fund did find opportunities in the sector over the course of the year by buying competitively advantaged, growing businesses with strong management teams at reasonable valuations.

Broad fixed income markets largely generated negative total returns over the trailing year. Yields rose significantly in the first quarter of 2021 following an improving growth outlook and reinforced reflation narrative, offsetting positive price appreciation from spread tightening. Credit spreads tightened considerably during the first half of the year as vaccination rates increased, economic data improved and fiscal stimulus continued to be supportive; however, spreads widened in the second half of the year, driven by increasing inflation risk and concerns over the impact of new variants on the economic recovery.

The fixed income strategy posted negative absolute and positive relative returns, outperforming the Blended Index. Security selection within investment grade (“IG”) corporate credit contributed the most. Selection within industrials, utilities, and financials each contributed. In non-corporate credit, an overweight to and security selection within taxable municipals contributed. Also, security selection within local agency contributed. An underweight to and security selection within agency mortgage-backed securities (“MBS”) contributed to relative returns as well. Overweights to asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) and an allocation to Non-Agency MBS contributed also.

Credit fundamentals remain strong, but the improvement has peaked - persistent supply chain disruptions and high labor/input costs could weigh on cash flows and corporate margins. IG credit spreads remain in the bottom quartile relative to history. We think spreads will remain flat to slightly wider from current levels. We are biased to rates moving higher over the course of 2022, but not necessarily in a linear path. As such, we are looking to hold a modest duration underweight in the fixed income Fund relative to the benchmark. The U.S Federal Reserve is on track to conclude tapering by the end of the first quarter and to lift policy rates afterwards, and the timeframe for balance sheet reduction has been pulled forward. The Fund decreased exposure to corporate credit over the year. The Fund reduced exposure in agency pass throughs and currently hold an underweight. The Funds continue to hold allocations to collateralized mortgage obligations and delegated underwriting and servicing for their stable cash flows. The Fund holds a moderate overweight to CMBS. The Fund holds an overweight to ABS as strong consumer balance sheets and low delinquencies support ABS fundamentals.

At the end of the year, the Fund’s asset mix was aligned to its target, with 65% equities and 35% fixed income. While the fixed income Fund did utilize bond futures for hedging purposes, these derivatives did not have a meaningful impact on performance.

JNL/WMC Equity Income Fund Wellington Management Company, LLP (Unaudited)

JNL/WMC Equity Income Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA High Dividend Yield Index to the Morningstar Dividend Composite Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns*
Class A‡		Class I†
1 Year	25.65%	1 Year	26.00%
Since Inception	11.51	Since Inception	11.87
‡Inception date September 25, 2017
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Wellington Management Company, LLP assumed portfolio management responsibility on April 26, 2021.

Composition as of December 31, 2021:
Financials	19.9%
Health Care	17.1
Consumer Staples	13.7
Industrials	9.9
Information Technology	9.4
Utilities	7.6
Energy	6.2
Consumer Discretionary	5.2
Materials	4.3
Communication Services	3.6
Real Estate	1.0
Securities Lending Collateral	1.2
Other Short Term Investments	0.9
Total Investments	100.0%

Effective April 26, 2021, JNL/Vanguard Equity Income Fund’s name was changed to JNL/WMC Equity Income Fund. Also, effective April 26, 2021, the Fund became a Sub-Advised Fund. Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA High Dividend Yield Index (Gross) to the Morningstar Dividend Composite Index. The Fund underperformed its new primary benchmark, which posted a return of 26.09%

For the period January 1, 2021 through April 25, 2021, the Fund operated as a Feeder Fund. During the period, the Fund posted a return of 12.94% for Class A shares compared to 10.74% for the MSCI USA High Dividend Yield Index (Gross). While operating as a Feeder Fund, the Fund sought long-term capital appreciation through exclusive investment in the shares of the Vanguard Variable Insurance Fund - Capital Growth Portfolio (“Master Fund”). The performance of the Fund was directly related to the performance of the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments and portfolio manager commentary should be read in conjunction with the Fund’s financial statements.

Effective April 26, 2021, Wellington Management Company, LLP assumed management responsibility for the Fund. For the period April 26, 2021 through December 31, 2021, the Fund posted a return of 11.25% for Class A shares compared to 10.11% for the MSCI USA High Dividend Yield Index (Gross).

Stock selection drove relative outperformance over the period. Strong selection within financials, consumer discretionary, and industrials was partially offset by selection within information technology (“IT”), materials, and utilities. Sector allocation, a result of our bottom-up stock selection strategy also benefitted relative results, due primarily to an underweight exposure to communication services and overweight exposure to health care. This was partially offset by underweight exposures to energy and consumer discretionary.

Top relative contributors to performance during the period included not holding benchmark constituents AT&T Inc. (communication services) and Intel Corporation (IT), along with our out of benchmark position in Pioneer Natural Resources Co. (energy). Top detractors from relative performance during the period included not holding benchmark constituent Broadcom Inc. (IT), our overweight position in Corning Incorporated (IT), and our out of benchmark position in Medtronic Public Limited Company (health care).

The largest purchases during the period included new positions in Texas Instruments Incorporated (IT), LyondellBasell Industries N.V. (materials), and L3Harris Technologies, In.c (industrials). The largest sales during the period included eliminating our exposures to Auto Data Processing, Inc. (IT) and Blackstone (financials), as well as trimming our position in The Home Depot, Inc. (consumer discretionary).

The Fund’s largest overweights at the end of the period were in health care and industrials, while the largest underweights were in IT and consumer discretionary. During the period, the Fund most notably increased its active weight to materials and energy and reduced its active weight to health care and financials.

Derivatives were not utilized during the period.

JNL/WMC Global Real Estate Fund Wellington Management Company, LLP (Unaudited)

JNL/WMC Global Real Estate Fund

¹Effective April 26, 2021, the Fund changed its primary benchmark from the FTSE EPRA/NAREIT Global Real Estate Index to the FTSE EPRA/NAREIT Developed Index to reflect the Fund's strategy change.

Average Annual Total Returns
Class A		Class I
1 Year	26.67%	1 Year	27.12%
5 Year	7.07	5 Year	7.37
10 Year	8.03	10 Year	8.30

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Wellington Management Company, LLP assumed portfolio management responsibility on April 26, 2021.

Composition as of December 31, 2021:
Real Estate	91.6%
Consumer Discretionary	3.9
Communication Services	2.1
Financials	1.9
Other Short Term Investments	0.5
Securities Lending Collateral	-
Total Investments	100.0%

Effective April 26, 2021, JNL/Invesco Global Real Estate Fund’s name was changed to JNL/WMC Global Real Estate Fund.

For the period January 1, 2021 through April 25, 2021, the Fund was sub-advised by Invesco Advisers, Inc. During the period, the Fund posted a return of 10.98% for Class A shares compared to 11.15% for the FTSE EPRA/NAREIT Global Real Estate Index.

Overall Fund relative performance was positive, primarily driven by stock selection in the U.S. and China. Within the U.S., the Fund tended to benefit from overweight exposure to the economic recovery and social normalization trend with notable contributors found in lodging and shopping center real estate investment trusts (“REIT”). A key lodging contributor included DiamondRock Hospitality Co. (“DiamondRock”) which owns upscale hotel properties in urban and resort locations across North America. DiamondRock outperformed as their demand profile is expected to benefit from the early recovery of leisure travel. The Fund’s security selection in China was assisted by overweight positions in stocks that deliver steady growth with below average leverage. Underweight exposure towards highly leveraged China developers also contributed positively.

The Asia Pacific region delivered a negative relative performance. Singapore, Hong Kong, and Australia all detracted, while Japan was neutral. Relative and absolute performance was negative across Europe during the period. A key relative detractor included Vonovia SE, a German residential property owner, which underperformed in a market environment where companies with sensitivity to government bond yield movements tended to lag. The company has multiple growth avenues and a well above average growth profile at an undemanding valuation. Stock selection in Sweden was the regions’ largest detractor. The Fund has overweight exposure to office landlords, which underperformed after year-end earnings results indicated some slowing leasing activity, despite still achieving positive re-leasing spreads. The Fund retains an overweight exposure to structurally strong, but interest rate sensitive, German residential landlords like Vonovia SE.

Economic growth prospects are positive as world governments remain willing to promote fiscal stimulus to augment accommodative central bank monetary policy. Global growth forecasts suggest robust recovery in 2021, led by the U.S. economy, before moderating back towards long run average growth in 2022. The overall desire is to maintain a Fund with a bias toward companies with higher quality assets, supply constrained real estate market exposure, generally lower leveraged balance sheets and better governance characteristics.

Effective April 26, 2021, Wellington Management Company, LLP assumed management responsibility for the Fund. For the period April 26, 2021 through December 31, 2021, the Fund posted a return of 14.14% for Class A shares compared to 12.86% for the FTSE EPRA/NAREIT Developed Index.

Security selection was the driver to relative outperformance. Strong selection in multifamily, real estate service company, and self-storage facilities contributed to relative returns, but was partially offset by weak selection in retail shopping centers, specialty finance, and real estate technology. Sector allocation, a result of our fundamental bottom-up process, weighed on relative results. The Fund’s overweight allocation to home builder and lodging detracted from relative performance while an underweight to office and overweight to self-storage facilities partially offset results.

Top relative contributors to performance during the period included positions in Independence Realty Trust, Inc., Life Storage Inc., and Vonovia SE. Top detractors from relative performance were not owning Public Storage, Inc., Longfor Group Holdings Limited (home builder), and Mitsui Fudosan Co. Ltd. Longfor Group Holdings Limited was eliminated during the period.

The largest purchases during the period included new positions in Alexandria Real Estate Equities, Inc., SBA Communications Corporation, and Kimco Realty Corporation. The largest sales were Deutsche Wohnen SE, Link Real Estate Investment Trust, and Healthpeak Properties, Inc.

The Fund’s largest overweight at the end of the period was in real estate services company. During the period, the Fund most notably increased its active weight in office, self-storage facilities, and multifamily and reduced active weight in home builder, real estate technology, and health care real estate. The Fund’s largest underweight was heath care real estate at the end of the period.

Derivatives did not have a meaningful impact on the Fund’s performance during the period.

JNL/WMC Value Fund Wellington Management Company, LLP (Unaudited)

JNL/WMC Value Fund

¹Effective December 31, 2021, the Fund changed its primary benchmark from MSCI USA Value Index (Gross) to the Morningstar U.S. Large-Mid Cap Broad Value Index for consistency with the Fund's principal investment strategies.

Average Annual Total Returns
Class A		Class I
1 Year	26.98%	1 Year	27.36%
5 Year	11.18	5 Year	11.50
10 Year	12.22	10 Year	12.50

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

Composition as of December 31, 2021:
Health Care	21.2%
Financials	20.7
Information Technology	14.1
Industrials	11.2
Communication Services	7.0
Consumer Discretionary	5.9
Utilities	4.3
Energy	4.2
Real Estate	3.9
Materials	3.7
Consumer Staples	2.9
Other Short Term Investments	0.9
Total Investments	100.0%

For the year ended December 31, 2021, JNL/WMC Value Fund outperformed its primary benchmark by posting a return of 26.98% for Class A shares compared to 26.47% for the Morningstar U.S. Large-Mid Cap Broad Value Index. Effective December 31, 2021, the MSCI USA Value Index (Gross) was replaced as the Fund's primary benchmark. The Fund underperformed that benchmark, which posted a return of 27.17%.

Stock selection drove relative outperformance over the year. Strong selection within industrials, health care, and communication services was partially offset by selection within real estate, energy, and information technology (“IT”). Sector allocation, a result of our bottom-up stock selection strategy detracted from relative results, due primarily to an underweight exposure to energy and overweight exposures to IT and materials. This was partially offset by underweight exposures to communication services and consumer staples, as well as an overweight exposure to financials.

Top relative contributors to performance during the year included not holding benchmark constituent Walt Disney Co. (communication services) and the Fund’s positions in Eli Lilly & Co. (health care) and Pfizer Inc. (health care). Top detractors from relative performance during the year included the Fund’s positions in Global Payments Inc. (IT), FMC Corporation (materials), and Comcast Corporation (communication services).

The largest purchases during the year included new positions in Morgan Stanley (financials), ConocoPhillips (energy), and Electronic Arts Inc. (communication services). The largest sales during the year included eliminating our exposures to BlackRock, Inc. (financials), The Blackstone Group Inc. (financials), and Deere and Company (industrials).

The Fund’s largest overweights at the end of the year were in IT and health care, while the largest underweights were in consumer staples and real estate. During the year, the Fund most notably increased its active weight to communication services, IT, and energy, and reduced its active weight to health care, financials, and real estate.

Derivatives were not utilized during the year.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	97,628	2,839,027
Total Investment Companies (cost $2,373,571)		2,839,027
Total Investments 100.0% (cost $2,373,571)		2,839,027
Other Assets and Liabilities, Net (0.0)%		(870)
Total Net Assets 100.0%		2,838,157

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - Bond Fund of America - Class 1	5,754	64,502
Total Investment Companies (cost $65,484)		64,502
Total Investments 100.0% (cost $65,484)		64,502
Other Assets and Liabilities, Net (0.0)%		(19)
Total Net Assets 100.0%		64,483

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	23,229	282,692
Total Investment Companies (cost $246,397)		282,692
Total Investments 100.0% (cost $246,397)		282,692
Other Assets and Liabilities, Net (0.0)%		(105)
Total Net Assets 100.0%		282,587

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series – Capital World Bond Fund - Class 1 (a)	41,220	485,980
Total Investment Companies (cost $493,402)		485,980
Total Investments 100.0% (cost $493,402)		485,980
Other Assets and Liabilities, Net (0.0)%		(158)
Total Net Assets 100.0%		485,822

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	22,275	1,012,642
Total Investment Companies (cost $747,925)		1,012,642
Total Investments 100.0% (cost $747,925)		1,012,642
Other Assets and Liabilities, Net (0.0)%		(277)
Total Net Assets 100.0%		1,012,365

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	27,193	929,192
Total Investment Companies (cost $682,043)		929,192
Total Investments 100.0% (cost $682,043)		929,192
Other Assets and Liabilities, Net (0.0)%		(269)
Total Net Assets 100.0%		928,923

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	35,774	4,564,070
Total Investment Companies (cost $3,404,233)		4,564,070
Total Investments 100.0% (cost $3,404,233)		4,564,070
Other Assets and Liabilities, Net (0.0)%		(1,262)
Total Net Assets 100.0%		4,562,808

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	157,655	10,618,057
Total Investment Companies (cost $7,622,681)		10,618,057
Total Investments 100.0% (cost $7,622,681)		10,618,057
Other Assets and Liabilities, Net (0.0)%		(3,668)
Total Net Assets 100.0%		10,614,389

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	81,328	1,846,144
Total Investment Companies (cost $1,608,875)		1,846,144
Total Investments 100.0% (cost $1,608,875)		1,846,144
Other Assets and Liabilities, Net (0.0)%		(652)
Total Net Assets 100.0%		1,845,492

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	55,704	1,773,065
Total Investment Companies (cost $1,325,853)		1,773,065
Total Investments 100.0% (cost $1,325,853)		1,773,065
Other Assets and Liabilities, Net (0.0)%		(702)
Total Net Assets 100.0%		1,772,363

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	222,006	4,016,089
Total Investment Companies (cost $3,016,634)		4,016,089
Total Investments 100.0% (cost $3,016,634)		4,016,089
Other Assets and Liabilities, Net (0.0)%		(1,500)
Total Net Assets 100.0%		4,014,589

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (100.0%) (a)	131,103	1,320,210
Total Investment Companies (cost $1,311,320)		1,320,210
Total Investments 100.0% (cost $1,311,320)		1,320,210
Other Assets and Liabilities, Net (0.0)%		(254)
Total Net Assets 100.0%		1,319,956

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (100.0%) (a)	116,216	1,069,188
Total Investment Companies (cost $1,160,910)		1,069,188
Total Investments 100.0% (cost $1,160,910)		1,069,188
Other Assets and Liabilities, Net (0.0)%		(274)
Total Net Assets 100.0%		1,068,914

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (100.0%) (a)	257,109	2,645,648
Total Investment Companies (cost $2,571,311)		2,645,648
Total Investments 100.0% (cost $2,571,311)		2,645,648
Other Assets and Liabilities, Net (0.0)%		(542)
Total Net Assets 100.0%		2,645,106

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (100.0%) (a)	368,836	3,850,651
Total Investment Companies (cost $3,687,590)		3,850,651
Total Investments 100.0% (cost $3,687,590)		3,850,651
Other Assets and Liabilities, Net (0.0)%		(616)
Total Net Assets 100.0%		3,850,035

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (100.0%) (a)	284,750	2,981,337
Total Investment Companies (cost $2,849,150)		2,981,337
Total Investments 100.0% (cost $2,849,150)		2,981,337
Other Assets and Liabilities, Net (0.0)%		(489)
Total Net Assets 100.0%		2,980,848

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 50.7%
JNL Multi-Manager Mid Cap Fund - Class I (10.2%) (a)	9,254	188,696
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	952	48,826
JNL Multi-Manager Small Cap Value Fund - Class I (3.0%) (a)	3,173	59,334
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (45.6%) (a)	7,227	64,319
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.9%) (a)	5,807	139,201
JNL/JPMorgan U.S. Value Fund - Class I (4.8%) (a)	5,103	79,154
JNL/Morningstar Wide Moat Index Fund - Class I (12.4%) (a)	8,663	128,471
	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	1,096	89,435
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	4,916	128,710
		926,146
International Equity 21.2%
JNL Multi-Manager International Small Cap Fund - Class I (9.2%) (a)	5,208	82,704
JNL/Causeway International Value Select Fund - Class I (8.9%) (a)	7,602	129,459
JNL/WCM Focused International Equity Fund - Class I (7.2%) (a)	7,408	174,906
		387,069
Global Equity 11.4%
JNL/Harris Oakmark Global Equity Fund - Class I (10.6%) (a)	7,254	100,836
JNL/Loomis Sayles Global Growth Fund - Class I (11.9%) (a)	6,676	107,889
		208,725
Emerging Markets Equity 7.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.9%) (a)	5,569	63,094
JNL/GQG Emerging Markets Equity Fund - Class I (7.2%) (a)	4,773	67,771
		130,865
Alternative 6.6%
JNL Multi-Manager Alternative Fund - Class I (1.3%) (a)	1,526	18,252
JNL/First Sentier Global Infrastructure Fund - Class I (5.0%) (a)	2,932	51,857
JNL/Heitman U.S. Focused Real Estate Fund - Class I (10.2%) (a)	2,676	38,557
JNL/Westchester Capital Event Driven Fund - Class I (9.1%) (a)	968	11,793
		120,459
Domestic Fixed Income 3.0%
JNL/DoubleLine Total Return Fund - Class I (2.1%) (a)	4,682	54,356
Total Investment Companies (cost $1,323,546)		1,827,620
Total Investments 100.0% (cost $1,323,546)		1,827,620
Other Assets and Liabilities, Net (0.0)%		(374)
Total Net Assets 100.0%		1,827,246

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 62.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.4%) (a)	6,101	91,398
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	9,875	114,653
JNL/Lord Abbett Short Duration Income Fund - Class I (4.6%) (a)	3,337	35,042
JNL/PIMCO Income Fund - Class I (4.0%) (a)	6,000	68,343
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.6%) (a)	3,187	42,802
JNL/PIMCO Real Return Fund - Class I (0.8%) (a)	1,244	15,616
JNL/PPM America Total Return Fund - Class I (3.7%) (a)	5,191	71,998
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.1%) (a)	4,247	50,748
		490,600
Domestic Equity 9.3%
JNL Multi-Manager Mid Cap Fund - Class I (0.7%) (a)	673	13,729
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	115	5,872
JNL Multi-Manager Small Cap Value Fund - Class I (0.4%) (a)	420	7,858
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.6%) (a)	736	17,639
JNL/JPMorgan U.S. Value Fund - Class I (0.6%) (a)	631	9,780

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (1.7%) (a)	1,188	17,612
		72,490
Alternative 8.8%
JNL Multi-Manager Alternative Fund - Class I (4.0%) (a)	4,567	54,625
JNL/JPMorgan Hedged Equity Fund - Class I (2.0%) (a)	1,006	13,650
		68,275
International Equity 7.8%
JNL/Blackrock Global Allocation Fund - Class I (1.0%) (a)	2,252	39,070
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	346	5,887
JNL/WCM Focused International Equity Fund - Class I (0.6%) (a)	665	15,692
		60,649
Domestic Balanced 5.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.3%) (a)	1,621	39,072
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.5%) (a)	2,560	31,187
Emerging Markets Equity 1.2%
JNL/GQG Emerging Markets Equity Fund - Class I (1.0%) (a)	689	9,783
Global Equity 1.0%
JNL/Loomis Sayles Global Growth Fund - Class I (0.9%) (a)	486	7,853
Total Investment Companies (cost $715,553)		779,909
Total Investments 100.0% (cost $715,553)		779,909
Other Assets and Liabilities, Net (0.0)%		(167)
Total Net Assets 100.0%		779,742

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.0%
JNL Multi-Manager Mid Cap Fund - Class I (12.8%) (a)	11,651	237,555
JNL Multi-Manager Small Cap Growth Fund - Class I (1.9%) (a)	1,322	67,753
JNL Multi-Manager Small Cap Value Fund - Class I (4.0%) (a)	4,341	81,183
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (52.2%) (a)	8,270	73,607
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.9%) (a)	7,069	169,450
JNL/JPMorgan U.S. Value Fund - Class I (6.0%) (a)	6,281	97,418
JNL/Morningstar Wide Moat Index Fund - Class I (16.3%) (a)	11,374	168,671
JNL/T. Rowe Price Established Growth Fund - Class I (0.8%) (a)	1,312	107,056
JNL/T. Rowe Price Value Fund - Class I (2.7%) (a)	6,209	162,553
		1,165,246
International Equity 19.8%
JNL Multi-Manager International Small Cap Fund - Class I (12.1%) (a)	6,866	109,032
JNL/Causeway International Value Select Fund - Class I (12.6%) (a)	10,736	182,835
JNL/WCM Focused International Equity Fund - Class I (10.0%) (a)	10,339	244,101
		535,968
Domestic Fixed Income 12.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.4%) (a)	3,612	54,114
JNL/DoubleLine Total Return Fund - Class I (5.5%) (a)	12,234	142,039
JNL/Lord Abbett Short Duration Income Fund - Class I (4.4%) (a)	3,224	33,853
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.9%) (a)	3,526	47,351
	Shares	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund - Class I (9.1%) (a)	5,437	64,969
		342,326
Global Equity 8.7%
JNL/Harris Oakmark Global Equity Fund - Class I (11.4%) (a)	7,799	108,404
JNL/Loomis Sayles Global Growth Fund - Class I (14.1%) (a)	7,930	128,144
		236,548
Alternative 8.4%
JNL Multi-Manager Alternative Fund - Class I (5.9%) (a)	6,787	81,173
JNL/First Sentier Global Infrastructure Fund - Class I (7.3%) (a)	4,287	75,840
JNL/Heitman U.S. Focused Real Estate Fund - Class I (11.2%) (a)	2,915	42,006
JNL/Westchester Capital Event Driven Fund - Class I (20.8%) (a)	2,224	27,115
		226,134
Emerging Markets Equity 6.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.6%) (a)	6,590	74,663
JNL/GQG Emerging Markets Equity Fund - Class I (9.3%) (a)	6,182	87,781
		162,444
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.5%) (a)	3,335	40,622
Total Investment Companies (cost $2,023,173)		2,709,288
Total Investments 100.0% (cost $2,023,173)		2,709,288
Other Assets and Liabilities, Net (0.0)%		(542)
Total Net Assets 100.0%		2,708,746

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 42.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.7%) (a)	11,917	178,523
JNL/DoubleLine Total Return Fund - Class I (11.2%) (a)	24,810	288,049
JNL/Lord Abbett Short Duration Income Fund - Class I (12.5%) (a)	9,165	96,235
JNL/PIMCO Income Fund - Class I (9.3%) (a)	13,956	158,961
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.7%) (a)	8,178	109,824
JNL/PIMCO Real Return Fund - Class I (2.8%) (a)	4,415	55,411
JNL/PPM America Total Return Fund - Class I (8.4%) (a)	11,887	164,877
JNL/T. Rowe Price U.S. High Yield Fund - Class I (18.4%) (a)	11,004	131,501
		1,183,381
Domestic Equity 18.5%
JNL Multi-Manager Mid Cap Fund - Class I (5.3%) (a)	4,815	98,169
JNL Multi-Manager Small Cap Growth Fund - Class I (1.1%) (a)	769	39,401
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,915	54,515
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (2.9%) (a)	3,514	84,231
JNL/JPMorgan U.S. Value Fund - Class I (3.4%) (a)	3,609	55,976
JNL/Morningstar Wide Moat Index Fund - Class I (10.7%) (a)	7,490	111,072
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	832	67,910
		511,274
International Equity 11.0%
JNL Multi-Manager International Small Cap Fund - Class I (3.8%) (a)	2,135	33,904
JNL/Blackrock Global Allocation Fund - Class I (2.7%) (a)	6,391	110,875

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares	Value ($)
JNL/Causeway International Value Select Fund - Class I (4.3%) (a)	3,676	62,608
JNL/WCM Focused International Equity Fund - Class I (4.0%) (a)	4,121	97,298
		304,685
Alternative 10.9%
JNL Multi-Manager Alternative Fund - Class I (12.1%) (a)	13,820	165,281
JNL/First Sentier Global Infrastructure Fund - Class I (5.5%) (a)	3,210	56,779
JNL/Heitman U.S. Focused Real Estate Fund - Class I (9.5%) (a)	2,490	35,878
JNL/JPMorgan Hedged Equity Fund - Class I (6.0%) (a)	3,048	41,359
		299,297
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.4%) (a)	6,897	166,280
Global Equity 4.4%
JNL/Harris Oakmark Global Equity Fund - Class I (5.8%) (a)	3,978	55,298
JNL/Loomis Sayles Global Growth Fund - Class I (7.4%) (a)	4,151	67,073
		122,371
Emerging Markets Fixed Income 3.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.7%) (a)	7,899	96,216
Emerging Markets Equity 2.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.2%) (a)	3,059	34,663
JNL/GQG Emerging Markets Equity Fund - Class I (4.4%) (a)	2,910	41,324
		75,987
Total Investment Companies (cost $2,270,496)		2,759,491
Total Investments 100.0% (cost $2,270,496)		2,759,491
Other Assets and Liabilities, Net (0.0)%		(627)
Total Net Assets 100.0%		2,758,864

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 28.8%
JNL Multi-Manager Mid Cap Fund - Class I (17.2%) (a)	15,656	319,231
JNL Multi-Manager Small Cap Growth Fund - Class I (2.7%) (a)	1,870	95,894
JNL Multi-Manager Small Cap Value Fund - Class I (5.7%) (a)	6,120	114,449
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.2%) (a)	7,474	179,156
JNL/JPMorgan U.S. Value Fund - Class I (9.5%) (a)	10,034	155,628
JNL/Morningstar Wide Moat Index Fund - Class I (19.7%) (a)	13,728	203,588
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	2,277	185,853
JNL/T. Rowe Price Value Fund - Class I (3.4%) (a)	7,776	203,569
		1,457,368
Domestic Fixed Income 25.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.0%) (a)	15,050	225,444
JNL/DoubleLine Total Return Fund - Class I (12.7%) (a)	28,026	325,382
JNL/Lord Abbett Short Duration Income Fund - Class I (14.6%) (a)	10,690	112,243
JNL/PIMCO Income Fund - Class I (9.6%) (a)	14,406	164,087
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.1%) (a)	7,468	100,297
JNL/PIMCO Real Return Fund - Class I (2.6%) (a)	4,031	50,588
JNL/PPM America Total Return Fund - Class I (7.6%) (a)	10,820	150,079
	Shares	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund - Class I (24.8%) (a)	14,810	176,979
		1,305,099
International Equity 17.4%
JNL Multi-Manager International Small Cap Fund - Class I (11.3%) (a)	6,408	101,765
JNL/Blackrock Global Allocation Fund - Class I (4.3%) (a)	10,207	177,095
JNL/Causeway International Value Select Fund - Class I (18.6%) (a)	15,775	268,648
JNL/WCM Focused International Equity Fund - Class I (13.6%) (a)	14,064	332,050
		879,558
Alternative 11.0%
JNL Multi-Manager Alternative Fund - Class I (18.4%) (a)	21,013	251,317
JNL/First Sentier Global Infrastructure Fund - Class I (12.4%) (a)	7,311	129,331
JNL/Heitman U.S. Focused Real Estate Fund - Class I (17.4%) (a)	4,540	65,415
JNL/JPMorgan Hedged Equity Fund - Class I (10.9%) (a)	5,561	75,466
JNL/Westchester Capital Event Driven Fund - Class I (26.9%) (a)	2,879	35,089
		556,618
Domestic Balanced 5.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.3%) (a)	11,550	278,462
Global Equity 5.3%
JNL/Harris Oakmark Global Equity Fund - Class I (12.1%) (a)	8,264	114,868
JNL/Loomis Sayles Global Growth Fund - Class I (16.6%) (a)	9,312	150,485
		265,353
Emerging Markets Equity 4.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.2%) (a)	8,797	99,664
JNL/GQG Emerging Markets Equity Fund - Class I (12.0%) (a)	7,981	113,334
		212,998
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.2%) (a)	8,230	100,235
Total Investment Companies (cost $3,898,876)		5,055,691
Total Investments 100.0% (cost $3,898,876)		5,055,691
Other Assets and Liabilities, Net (0.0)%		(1,100)
Total Net Assets 100.0%		5,054,591

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.8%
American Funds Insurance Series - Growth Fund - Class 1	4,748	605,707
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	9,842	595,524
American Funds Investment Company of America Fund - Class R-6	13,127	679,720
		1,880,951
Global Equity 19.6%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	11,875	539,833
American Funds SMALLCAP World Fund - Class R-6	3,412	283,257
		823,090
Domestic Fixed Income 16.9%
American Funds High-Income Trust - Class 1 (a)	6,117	62,335
American Funds Inflation Linked Bond Fund - Class R-6	1,887	20,761
American Funds Insurance Series - Bond Fund of America - Class 1	34,018	381,341
American Funds Mortgage Fund - Class R-6	11,141	113,411

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares	Value ($)
American Funds Strategic Bond Fund - Class R-6	11,760	133,709
		711,557
International Equity 9.2%
American Funds EuroPacific Growth Fund - Class R-6	4,529	293,188
American Funds International Growth and Income Fund - Class R-6	2,385	93,708
		386,896
Emerging Markets Equity 7.8%
American Funds New World Fund - Class R-6	3,790	325,809
Emerging Markets Fixed Income 1.7%
American Funds Emerging Markets Bond Fund - Class R-6	7,718	71,781
Total Investment Companies (cost $3,628,905)		4,200,084
Total Investments 100.0% (cost $3,628,905)		4,200,084
Other Assets and Liabilities, Net (0.0)%		(1,430)
Total Net Assets 100.0%		4,198,654

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 35.1%
American Funds High-Income Trust - Class 1 (a)	9,164	93,383
American Funds Inflation Linked Bond Fund - Class R-6	4,243	46,678
American Funds Insurance Series - Bond Fund of America - Class 1	51,402	576,219
American Funds Mortgage Fund - Class R-6	13,590	138,349
American Funds Strategic Bond Fund - Class R-6	20,919	237,844
		1,092,473
Domestic Equity 34.0%
American Funds Insurance Series - Growth Fund - Class 1	2,410	307,436
American Funds Insurance Series - Washington Mutual Investors Fund - Class R-6	5,505	333,126
American Funds Investment Company of America Fund - Class R-6	8,050	416,811
		1,057,373
Global Equity 14.1%
American Funds Insurance Series - Global Growth Fund - Class 1	6,192	281,498
American Funds SMALLCAP World Fund - Class R-6	1,901	157,814
		439,312
International Equity 8.5%
American Funds EuroPacific Growth Fund - Class R-6	2,773	179,468
American Funds International Growth and Income Fund - Class R-6	2,178	85,583
		265,051
Emerging Markets Equity 4.9%
American Funds New World Fund - Class R-6	1,754	150,805
Emerging Markets Fixed Income 3.4%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	11,464	106,615
Total Investment Companies (cost $2,873,840)		3,111,629
Total Investments 100.0% (cost $2,873,840)		3,111,629
Other Assets and Liabilities, Net (0.0)%		(1,104)
Total Net Assets 100.0%		3,110,525

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 66.2%
JNL Multi-Manager Mid Cap Fund - Class I (4.6%) (a)	4,197	85,583
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	506	25,952
JNL Multi-Manager Small Cap Value Fund - Class I (2.8%) (a)	2,996	56,033
	Shares	Value ($)
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.0%) (a)	2,854	225,387
JNL/ClearBridge Large Cap Growth Fund - Class I (12.9%) (a)	8,730	199,297
JNL/Invesco Diversified Dividend Fund - Class I (14.9%) (a)	11,221	156,190
JNL/JPMorgan MidCap Growth Fund - Class I (1.8%) (a)	1,072	75,700
JNL/JPMorgan U.S. Value Fund - Class I (3.5%) (a)	3,670	56,921
JNL/T. Rowe Price Established Growth Fund - Class I (2.6%) (a)	4,426	361,219
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	344	28,466
JNL/T. Rowe Price Value Fund - Class I (6.6%) (a)	15,280	400,038
JNL/WMC Value Fund - Class I (10.1%) (a)	5,418	172,236
		1,843,022
International Equity 13.0%
JNL/Causeway International Value Select Fund - Class I (3.8%) (a)	3,191	54,339
JNL/Invesco International Growth Fund - Class I (4.5%) (a)	3,283	54,832
JNL/Lazard International Strategic Equity Fund - Class I (11.6%) (a)	3,151	54,200
JNL/WCM Focused International Equity Fund - Class I (8.1%) (a)	8,394	198,175
		361,546
Global Equity 7.0%
JNL/Invesco Global Growth Fund - Class I (7.1%) (a)	6,841	194,823
Emerging Markets Equity 5.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.8%) (a)	6,815	77,214
JNL/GQG Emerging Markets Equity Fund - Class I (8.2%) (a)	5,435	77,175
		154,389
Domestic Fixed Income 3.9%
JNL/DoubleLine Total Return Fund - Class I (1.0%) (a)	2,304	26,745
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	1,481	27,066
JNL/PPM America Total Return Fund - Class I (2.7%) (a)	3,895	54,026
		107,837
Alternative 2.9%
JNL Multi-Manager Alternative Fund - Class I (5.9%) (a)	6,753	80,771
Emerging Markets Fixed Income 1.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.5%) (a)	3,322	40,464
Total Investment Companies (cost $1,858,961)		2,782,852
Total Investments 100.0% (cost $1,858,961)		2,782,852
Other Assets and Liabilities, Net (0.0)%		(577)
Total Net Assets 100.0%		2,782,275

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 66.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	5,403	80,938
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	9,951	115,529
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (2.6%) (a)	2,617	34,680
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.9%) (a)	4,231	63,553
JNL/Lord Abbett Short Duration Income Fund - Class I (6.0%) (a)	4,409	46,298
JNL/PIMCO Income Fund - Class I (3.4%) (a)	5,099	58,073
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.8%) (a)	9,474	127,236
JNL/PIMCO Real Return Fund - Class I (2.4%) (a)	3,706	46,515

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (2.1%) (a)	2,545	46,490
JNL/PPM America Total Return Fund - Class I (4.1%) (a)	5,838	80,974
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.7%) (a)	4,310	46,241
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	1,945	23,244
		769,771
Domestic Equity 15.4%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	573	11,688
JNL Multi-Manager Small Cap Growth Fund - Class I (0.3%) (a)	212	10,885
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.4%) (a)	290	22,922
JNL/ClearBridge Large Cap Growth Fund - Class I (0.7%) (a)	506	11,552
JNL/DFA U.S. Core Equity Fund - Class I (1.7%) (a)	1,160	29,176
JNL/Invesco Diversified Dividend Fund - Class I (2.2%) (a)	1,685	23,452
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	159	11,209
JNL/T. Rowe Price Established Growth Fund - Class I (0.2%) (a)	276	22,499
JNL/T. Rowe Price Value Fund - Class I (0.6%) (a)	1,341	35,105
		178,488
Emerging Markets Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.5%) (a)	4,751	57,868
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.3%) (a)	3,692	46,376
International Equity 4.0%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	684	11,640
JNL/Lazard International Strategic Equity Fund - Class I (2.4%) (a)	666	11,459
JNL/WCM Focused International Equity Fund - Class I (0.9%) (a)	978	23,096
		46,195
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (2.5%) (a)	2,908	34,781
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (0.4%) (a)	403	11,463
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.7%) (a)	994	11,263
Total Investment Companies (cost $1,004,571)		1,156,205
Total Investments 100.0% (cost $1,004,571)		1,156,205
Other Assets and Liabilities, Net (0.0)%		(288)
Total Net Assets 100.0%		1,155,917

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.9%
JNL Multi-Manager Mid Cap Fund - Class I (9.6%) (a)	8,742	178,248
JNL Multi-Manager Small Cap Growth Fund - Class I (1.6%) (a)	1,058	54,258
JNL Multi-Manager Small Cap Value Fund - Class I (5.9%) (a)	6,320	118,189
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.3%) (a)	4,440	350,636
JNL/ClearBridge Large Cap Growth Fund - Class I (24.8%) (a)	16,795	383,433
JNL/Invesco Diversified Dividend Fund - Class I (34.0%) (a)	25,618	356,604
JNL/JPMorgan MidCap Growth Fund - Class I (3.7%) (a)	2,135	150,780
JNL/JPMorgan U.S. Value Fund - Class I (7.3%) (a)	7,653	118,693
	Shares	Value ($)
JNL/T. Rowe Price Established Growth Fund - Class I (5.4%) (a)	9,187	749,743
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	710	58,867
JNL/T. Rowe Price Value Fund - Class I (11.8%) (a)	27,285	714,328
JNL/WMC Value Fund - Class I (17.5%) (a)	9,416	299,324
		3,533,103
Domestic Fixed Income 13.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.0%) (a)	7,640	114,447
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	9,830	114,123
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.4%) (a)	4,333	57,416
JNL/PIMCO Income Fund - Class I (3.4%) (a)	5,068	57,725
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.0%) (a)	8,551	114,840
JNL/PIMCO Real Return Fund - Class I (3.0%) (a)	4,644	58,278
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	4,765	87,058
JNL/PPM America Total Return Fund - Class I (8.7%) (a)	12,394	171,904
		775,791
International Equity 10.5%
JNL/Causeway International Value Select Fund - Class I (5.9%) (a)	5,042	85,858
JNL/Invesco International Growth Fund - Class I (9.6%) (a)	6,993	116,781
JNL/Lazard International Strategic Equity Fund - Class I (24.4%) (a)	6,636	114,140
JNL/WCM Focused International Equity Fund - Class I (12.1%) (a)	12,482	294,702
		611,481
Global Equity 6.0%
JNL/Invesco Global Growth Fund - Class I (12.6%) (a)	12,224	348,132
Emerging Markets Equity 4.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.4%) (a)	11,959	135,489
JNL/GQG Emerging Markets Equity Fund - Class I (11.5%) (a)	7,615	108,133
		243,622
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (12.6%) (a)	14,375	171,929
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.8%) (a)	9,412	114,636
Total Investment Companies (cost $4,016,943)		5,798,694
Total Investments 100.0% (cost $4,016,943)		5,798,694
Other Assets and Liabilities, Net (0.0)%		(1,187)
Total Net Assets 100.0%		5,797,507

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 49.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	7,310	109,508
JNL/DoubleLine Total Return Fund - Class I (5.9%) (a)	12,954	150,391
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.2%) (a)	4,133	54,765
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.9%) (a)	6,374	95,738
JNL/Lord Abbett Short Duration Income Fund - Class I (14.3%) (a)	10,442	109,639
JNL/PIMCO Income Fund - Class I (6.4%) (a)	9,672	110,169
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.3%) (a)	16,308	219,015
JNL/PIMCO Real Return Fund - Class I (4.3%) (a)	6,594	82,760

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (3.7%) (a)	4,528	82,727
JNL/PPM America Total Return Fund - Class I (9.7%) (a)	13,825	191,750
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.5%) (a)	10,201	109,459
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.8%) (a)	3,461	41,357
		1,357,278
Domestic Equity 30.6%
JNL Multi-Manager Mid Cap Fund - Class I (3.0%) (a)	2,731	55,680
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	508	26,074
JNL Multi-Manager Small Cap Value Fund - Class I (1.4%) (a)	1,485	27,768
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.0%) (a)	692	54,682
JNL/ClearBridge Large Cap Growth Fund - Class I (4.5%) (a)	3,011	68,741
JNL/DFA U.S. Core Equity Fund - Class I (3.3%) (a)	2,207	55,538
JNL/Invesco Diversified Dividend Fund - Class I (9.3%) (a)	7,014	97,639
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	764	53,920
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	2,313	188,770
JNL/T. Rowe Price Value Fund - Class I (2.8%) (a)	6,377	166,941
JNL/WMC Value Fund - Class I (2.4%) (a)	1,320	41,950
		837,703
International Equity 7.0%
JNL/Causeway International Value Select Fund - Class I (1.9%) (a)	1,623	27,640
JNL/Invesco International Growth Fund - Class I (2.3%) (a)	1,659	27,702
JNL/Lazard International Strategic Equity Fund - Class I (11.6%) (a)	3,168	54,490
JNL/WCM Focused International Equity Fund - Class I (3.4%) (a)	3,504	82,729
		192,561
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (12.2%) (a)	9,002	109,640
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (6.0%) (a)	6,888	82,376
Emerging Markets Equity 2.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.3%) (a)	4,704	53,295
JNL/GQG Emerging Markets Equity Fund - Class I (2.8%) (a)	1,852	26,306
		79,601
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.2%) (a)	4,377	54,973
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (1.0%) (a)	957	27,249
Total Investment Companies (cost $2,236,545)		2,741,381
Total Investments 100.0% (cost $2,236,545)		2,741,381
Other Assets and Liabilities, Net (0.0)%		(621)
Total Net Assets 100.0%		2,740,760

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 45.8%
JNL Multi-Manager Mid Cap Fund - Class I (9.3%) (a)	8,475	172,801
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,053	54,011
JNL Multi-Manager Small Cap Value Fund - Class I (2.9%) (a)	3,080	57,602
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.0%) (a)	2,154	170,137
	Shares	Value ($)
JNL/ClearBridge Large Cap Growth Fund - Class I (16.6%) (a)	11,230	256,375
JNL/Invesco Diversified Dividend Fund - Class I (22.0%) (a)	16,574	230,712
JNL/JPMorgan MidCap Growth Fund - Class I (2.7%) (a)	1,592	112,433
JNL/JPMorgan U.S. Value Fund - Class I (5.3%) (a)	5,558	86,197
JNL/T. Rowe Price Established Growth Fund - Class I (4.7%) (a)	7,909	645,475
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	691	57,292
JNL/T. Rowe Price Value Fund - Class I (8.6%) (a)	19,793	518,188
JNL/WMC Value Fund - Class I (13.5%) (a)	7,277	231,339
		2,592,562
Domestic Fixed Income 31.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.2%) (a)	13,137	196,786
JNL/DoubleLine Total Return Fund - Class I (8.8%) (a)	19,329	224,408
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.6%) (a)	8,492	112,520
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (6.9%) (a)	7,473	112,249
JNL/Lord Abbett Short Duration Income Fund - Class I (7.3%) (a)	5,359	56,264
JNL/PIMCO Income Fund - Class I (8.3%) (a)	12,449	141,791
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (13.7%) (a)	16,746	224,892
JNL/PIMCO Real Return Fund - Class I (7.3%) (a)	11,322	142,085
JNL/PPM America High Yield Bond Fund - Class I (6.4%) (a)	7,780	142,139
JNL/PPM America Total Return Fund - Class I (14.3%) (a)	20,283	281,329
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.6%) (a)	10,460	112,238
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.0%) (a)	4,757	56,845
		1,803,546
International Equity 9.0%
JNL/Causeway International Value Select Fund - Class I (3.9%) (a)	3,323	56,591
JNL/Invesco International Growth Fund - Class I (4.7%) (a)	3,430	57,278
JNL/Lazard International Strategic Equity Fund - Class I (24.0%) (a)	6,542	112,518
JNL/WCM Focused International Equity Fund - Class I (11.8%) (a)	12,128	286,334
		512,721
Emerging Markets Equity 3.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.4%) (a)	11,972	135,647
JNL/GQG Emerging Markets Equity Fund - Class I (8.6%) (a)	5,723	81,269
		216,916
Global Equity 3.0%
JNL/Invesco Global Growth Fund - Class I (6.1%) (a)	5,952	169,523
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (12.4%) (a)	14,170	169,469
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.7%) (a)	11,570	140,916
Global Fixed Income 1.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (6.4%) (a)	4,505	56,589
Total Investment Companies (cost $4,238,751)		5,662,242
Total Investments 100.0% (cost $4,238,751)		5,662,242
Other Assets and Liabilities, Net (0.0)%		(1,210)
Total Net Assets 100.0%		5,661,032

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2021 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares	Value ($)
JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 100.1%
Domestic Equity 48.5%
iShares Cohen & Steers REIT ETF (a)	110	8,383
iShares Core S&P 500 ETF	42	20,198
iShares Core S&P Mid-Cap ETF	97	27,548
iShares Edge MSCI USA Quality Factor ETF	210	30,600
iShares Morningstar Large-Cap Value ETF	377	26,228
iShares S&P SmallCap 600 Index ETF (a)	86	9,792
iShares S&P Small-Cap 600 Value ETF	178	18,640
iShares U.S. Consumer Services ETF (a)	153	12,855
iShares U.S. Technology ETF (a)	141	16,232
		170,476
Global Equity 15.6%
iShares Exponential Technologies ETF (a)	305	20,120
iShares Global Healthcare ETF (a)	224	20,230
iShares Global Infrastructure ETF (a)	304	14,464
		54,814
Domestic Fixed Income 14.7%
iShares 0-5 Year High Yield Corporate Bond ETF	172	7,793
iShares Core Total U.S. Bond Market ETF	169	19,262
iShares Intermediate-Term Corp. ETF (a)	81	4,783
iShares Liquidity Income ETF (a)	208	10,464
iShares MBS ETF	89	9,515
		51,817
International Equity 10.3%
iShares Edge MSCI Intl Quality Factor ETF (a)	715	28,158
iShares MSCI EAFE Small Cap Index ETF (a)	112	8,201
		36,359
Emerging Markets Equity 9.6%
iShares Core MSCI Emerging Markets ETF	471	28,193
iShares MSCI China A ETF	123	5,357
		33,550
Emerging Markets Fixed Income 1.4%
iShares JPMorgan USD Emerging Markets Bond ETF	46	5,049
Total Investment Companies (cost $280,437)		352,065
SHORT TERM INVESTMENTS 9.3%
Securities Lending Collateral 9.3%
JNL Securities Lending Collateral Fund, 0.03% (b) (c)	32,776	32,776
Total Short Term Investments (cost $32,776)		32,776
Total Investments 109.4% (cost $313,213)		384,841
Other Assets and Liabilities, Net (9.4)%		(32,986)
Total Net Assets 100.0%		351,855

(a)  All or a portion of the security was on loan as of December 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 51.1%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	346	15,678
iShares 0-5 Year TIPS Bond ETF (a)	70	7,367
iShares Core Total U.S. Bond Market ETF	344	39,256
iShares Intermediate-Term Corp. ETF (a)	211	12,500
iShares Liquidity Income ETF (a)	379	19,127
iShares MBS ETF	185	19,860
		113,788
Domestic Equity 26.8%
iShares Cohen & Steers REIT ETF	23	1,782
iShares Core S&P 500 ETF	19	9,211
iShares Core S&P Mid-Cap ETF	34	9,733
iShares Edge MSCI USA Quality Factor ETF	87	12,624
iShares Morningstar Large-Cap Value ETF	100	6,971
iShares S&P SmallCap 600 Index ETF	26	2,946
iShares S&P Small-Cap 600 Value ETF (a)	65	6,790
iShares U.S. Consumer Services ETF	42	3,514
iShares U.S. Technology ETF (a)	53	6,054
		59,625
	Shares	Value ($)
Global Equity 8.1%
iShares Exponential Technologies ETF (a)	89	5,911
iShares Global Healthcare ETF (a)	83	7,494
iShares Global Infrastructure ETF (a)	95	4,513
		17,918
International Equity 5.8%
iShares Edge MSCI Intl Quality Factor ETF (a)	261	10,293
iShares MSCI EAFE Small Cap Index ETF (a)	37	2,675
		12,968
Emerging Markets Fixed Income 4.2%
iShares JPMorgan USD Emerging Markets Bond ETF	86	9,337
Emerging Markets Equity 3.9%
iShares Core MSCI Emerging Markets ETF	146	8,731
Total Investment Companies (cost $201,008)		222,367
SHORT TERM INVESTMENTS 14.8%
Securities Lending Collateral 14.7%
JNL Securities Lending Collateral Fund, 0.03% (b) (c)	32,722	32,722
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (b) (c)	258	258
Total Short Term Investments (cost $32,980)		32,980
Total Investments 114.7% (cost $233,988)		255,347
Other Assets and Liabilities, Net (14.7)%		(32,768)
Total Net Assets 100.0%		222,579

(a)  All or a portion of the security was on loan as of December 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 37.0%
iShares Cohen & Steers REIT ETF (a)	78	5,901
iShares Core S&P 500 ETF	38	18,297
iShares Core S&P Mid-Cap ETF	77	21,735
iShares Edge MSCI USA Quality Factor ETF	189	27,577
iShares Morningstar Large-Cap Value ETF	260	18,081
iShares S&P SmallCap 600 Index ETF	67	7,662
iShares S&P Small-Cap 600 Value ETF (a)	144	15,005
iShares U.S. Consumer Services ETF (a)	115	9,700
iShares U.S. Technology ETF (a)	114	13,097
		137,055
Domestic Fixed Income 32.5%
iShares 0-5 Year High Yield Corporate Bond ETF	384	17,382
iShares 0-5 Year TIPS Bond ETF (a)	52	5,549
iShares Core Total U.S. Bond Market ETF	366	41,794
iShares Intermediate-Term Corp. ETF (a)	228	13,509
iShares Liquidity Income ETF (a)	402	20,270
iShares MBS ETF	204	21,941
		120,445
Global Equity 12.1%
iShares Exponential Technologies ETF (a)	266	17,561
iShares Global Healthcare ETF (a)	179	16,184
iShares Global Infrastructure ETF	231	10,987
		44,732
International Equity 8.9%
iShares Edge MSCI Intl Quality Factor ETF (a)	685	26,974
iShares MSCI EAFE Small Cap Index ETF (a)	84	6,120
		33,094
Emerging Markets Equity 7.0%
iShares Core MSCI Emerging Markets ETF	370	22,128
iShares MSCI China A ETF	87	3,787
		25,915
Emerging Markets Fixed Income 2.4%
iShares JPMorgan USD Emerging Markets Bond ETF	81	8,887
Total Investment Companies (cost $304,532)		370,128
SHORT TERM INVESTMENTS 11.0%
Securities Lending Collateral 10.9%
JNL Securities Lending Collateral Fund, 0.03% (b) (c)	40,348	40,348

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares	Value ($)
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (b) (c)	273	273
Total Short Term Investments (cost $40,621)		40,621
Total Investments 110.9% (cost $345,153)		410,749
Other Assets and Liabilities, Net (10.9)%		(40,294)
Total Net Assets 100.0%		370,455

(a)  All or a portion of the security was on loan as of December 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 56.0%
Vanguard Dividend Appreciation ETF	915	157,139
Vanguard Growth ETF (a)	767	246,170
Vanguard Mid-Cap ETF	910	231,811
Vanguard REIT ETF (a)	656	76,092
Vanguard Small-Cap ETF (a)	529	119,546
Vanguard Total Stock Market ETF	1,297	313,014
Vanguard Value ETF	1,554	228,628
		1,372,400
International Equity 17.9%
Vanguard FTSE All-World ex-US Small-Cap Index Fund (a)	348	46,585
Vanguard FTSE Developed Markets ETF (a)	7,672	391,739
		438,324
Domestic Fixed Income 14.0%
Vanguard Intermediate-Term Corporate Bond ETF	617	57,237
Vanguard Mortgage-Backed Securities ETF (a)	1,619	85,566
Vanguard Short-Term Corporate Bond ETF (a)	771	62,685
Vanguard Short-Term Inflation-Protected Securities Index ETF	449	23,050
Vanguard Total Bond Market ETF	1,357	115,009
		343,547
Emerging Markets Equity 10.2%
Vanguard MSCI Emerging Markets ETF (a)	5,070	250,768
Emerging Markets Fixed Income 1.8%
Vanguard Emerging Markets Government Bond ETF (a)	587	45,599
Total Investment Companies (cost $2,198,578)		2,450,638
SHORT TERM INVESTMENTS 14.2%
Securities Lending Collateral 14.1%
JNL Securities Lending Collateral Fund, 0.03% (b) (c)	346,314	346,314
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (b) (c)	1,273	1,273
Total Short Term Investments (cost $347,587)		347,587
Total Investments 114.1% (cost $2,546,165)		2,798,225
Other Assets and Liabilities, Net (14.1)%		(345,794)
Total Net Assets 100.0%		2,452,431

(a)  All or a portion of the security was on loan as of December 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 50.7%
Vanguard Intermediate-Term Corporate Bond ETF (a)	544	50,442
Vanguard Mortgage-Backed Securities ETF (a)	1,523	80,455
Vanguard Short-Term Corporate Bond ETF (a)	671	54,526
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	452	23,208
Vanguard Total Bond Market ETF	1,110	94,103
		302,734
Domestic Equity 29.0%
Vanguard Dividend Appreciation ETF	153	26,350
Vanguard Growth ETF	70	22,383
	Shares	Value ($)
Vanguard Mid-Cap ETF	102	25,942
Vanguard REIT ETF (a)	60	6,961
Vanguard Small-Cap ETF	80	18,058
Vanguard Total Stock Market ETF	224	54,186
Vanguard Value ETF	131	19,189
		173,069
International Equity 9.4%
Vanguard FTSE All-World ex-US Small-Cap Index Fund (a)	44	5,875
Vanguard FTSE Developed Markets ETF (a)	980	50,056
		55,931
Emerging Markets Fixed Income 6.2%
Vanguard Emerging Markets Government Bond ETF (a)	480	37,304
Emerging Markets Equity 4.6%
Vanguard MSCI Emerging Markets ETF (a)	555	27,454
Total Investment Companies (cost $542,565)		596,492
SHORT TERM INVESTMENTS 17.7%
Securities Lending Collateral 17.5%
JNL Securities Lending Collateral Fund, 0.03% (b) (c)	104,451	104,451
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (b) (c)	932	932
Total Short Term Investments (cost $105,383)		105,383
Total Investments 117.6% (cost $647,948)		701,875
Other Assets and Liabilities, Net (17.6)%		(105,058)
Total Net Assets 100.0%		596,817

(a)  All or a portion of the security was on loan as of December 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 42.7%
Vanguard Dividend Appreciation ETF (a)	327	56,139
Vanguard Growth ETF (a)	247	79,151
Vanguard Mid-Cap ETF	238	60,732
Vanguard REIT ETF (a)	204	23,692
Vanguard Small-Cap ETF (a)	147	33,329
Vanguard Total Stock Market ETF (a)	510	123,009
Vanguard Value ETF (a)	444	65,343
		441,395
Domestic Fixed Income 31.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	608	56,437
Vanguard Mortgage-Backed Securities ETF	1,620	85,614
Vanguard Short-Term Corporate Bond ETF (a)	692	56,190
Vanguard Short-Term Inflation-Protected Securities Index ETF	575	29,577
Vanguard Total Bond Market ETF	1,193	101,062
		328,880
International Equity 13.8%
Vanguard FTSE All-World ex-US Small-Cap Index Fund (a)	112	14,979
Vanguard FTSE Developed Markets ETF (a)	2,504	127,837
		142,816
Emerging Markets Equity 7.9%
Vanguard MSCI Emerging Markets ETF (a)	1,654	81,798
Emerging Markets Fixed Income 3.8%
Vanguard Emerging Markets Government Bond ETF (a)	504	39,109
Total Investment Companies (cost $897,973)		1,033,998
SHORT TERM INVESTMENTS 20.4%
Securities Lending Collateral 20.4%
JNL Securities Lending Collateral Fund, 0.03% (b) (c)	210,747	210,747

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares	Value ($)
Investment Companies 0.0%
JNL Government Money Market Fund, 0.01% (b) (c)	459	459
Total Short Term Investments (cost $211,206)		211,206
Total Investments 120.4% (cost $1,109,179)		1,245,204
Other Assets and Liabilities, Net (20.4)%		(211,049)
Total Net Assets 100.0%		1,034,155

(a)  All or a portion of the security was on loan as of December 31, 2021.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the year ended December 31, 2021, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The following table details each Fund's long term investments in affiliates held during the year ended December 31, 2021.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,110,437	552,760	46,641	129,141	8,797	213,674	2,839,027	100.0
	2,110,437	552,760	46,641	129,141	8,797	213,674	2,839,027	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	186,390	78,941	7,652	7,259	1,465	23,548	282,692	100.0
	186,390	78,941	7,652	7,259	1,465	23,548	282,692	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series – Capital World Bond Fund - Class 1	509,250	59,666	36,423	22,294	459	(46,972)	485,980	100.0
	509,250	59,666	36,423	22,294	459	(46,972)	485,980	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	767,646	207,170	48,232	49,104	19,605	66,453	1,012,642	100.0
	767,646	207,170	48,232	49,104	19,605	66,453	1,012,642	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	889,353	69,372	70,593	20,671	16,726	24,334	929,192	100.0
	889,353	69,372	70,593	20,671	16,726	24,334	929,192	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	3,128,689	1,271,783	100,304	494,769	47,242	216,660	4,564,070	100.0
	3,128,689	1,271,783	100,304	494,769	47,242	216,660	4,564,070	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	8,652,551	449,343	341,848	225,971	123,988	1,734,023	10,618,057	100.0
	8,652,551	449,343	341,848	225,971	123,988	1,734,023	10,618,057	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,952,751	85,275	120,146	51,314	16,231	(87,967)	1,846,144	100.0
	1,952,751	85,275	120,146	51,314	16,231	(87,967)	1,846,144	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,667,905	166,604	71,210	76,447	20,974	(11,208)	1,773,065	100.0
	1,667,905	166,604	71,210	76,447	20,974	(11,208)	1,773,065	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,329,731	112,277	274,760	62,251	54,766	794,075	4,016,089	100.0
	3,329,731	112,277	274,760	62,251	54,766	794,075	4,016,089	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	—	1,381,060	70,338	—	598	8,890	1,320,210	100.0
	—	1,381,060	70,338	—	598	8,890	1,320,210	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	—	1,223,905	60,783	—	(2,212)	(91,722)	1,069,188	100.0
	—	1,223,905	60,783	—	(2,212)	(91,722)	1,069,188	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	—	2,698,909	129,748	—	2,150	74,337	2,645,648	100.0
	—	2,698,909	129,748	—	2,150	74,337	2,645,648	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	—	3,916,936	227,373	—	(1,973)	163,061	3,850,651	100.0
	—	3,916,936	227,373	—	(1,973)	163,061	3,850,651	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	—	3,100,080	252,045	—	1,115	132,187	2,981,337	100.0
	—	3,100,080	252,045	—	1,115	132,187	2,981,337	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	20,410	1,819	4,566	—	652	(63)	18,252	1.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	63,133	8,671	7,924	965	407	(1,193)	63,094	3.5
JNL Multi-Manager International Small Cap Fund - Class I	75,771	2,642	6,623	850	2,264	8,650	82,704	4.5
JNL Multi-Manager Mid Cap Fund - Class I	182,069	105	34,974	—	13,205	28,291	188,696	10.3
JNL Multi-Manager Small Cap Growth Fund - Class I	46,268	5,357	4,443	—	2,360	(716)	48,826	2.7
JNL Multi-Manager Small Cap Value Fund - Class I	49,921	5,558	7,505	—	553	10,807	59,334	3.3
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	—	74,583	2,841	—	135	(7,558)	64,319	3.5
JNL/Causeway International Value Select Fund - Class I	115,339	10,428	4,579	1,930	128	8,143	129,459	7.1
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	128,275	1,603	20,297	—	7,308	22,312	139,201	7.6
JNL/DoubleLine Total Return Fund - Class I	48,173	8,054	1,809	—	128	(190)	54,356	3.0
JNL/First Sentier Global Infrastructure Fund - Class I	54,699	3,481	13,153	—	3,161	3,669	51,857	2.8
JNL/GQG Emerging Markets Equity Fund - Class I	64,719	11,116	6,697	—	2,167	(3,534)	67,771	3.7
JNL/Harris Oakmark Global Equity Fund - Class I	88,059	5,300	7,112	1,111	834	13,755	100,836	5.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	32,028	724	7,219	325	1,289	11,735	38,557	2.1
JNL/JPMorgan U.S. Value Fund - Class I	49,558	22,461	6,877	—	2,310	11,702	79,154	4.3
JNL/Loomis Sayles Global Growth Fund - Class I	103,494	6,718	6,076	2,192	2,364	1,389	107,889	5.9
JNL/Morningstar Wide Moat Index Fund - Class I	115,268	13,634	14,665	12,619	5,026	9,208	128,471	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	120,743	3,303	49,854	—	22,324	(7,081)	89,435	4.9
JNL/T. Rowe Price Value Fund - Class I	115,796	590	20,151	—	5,589	26,886	128,710	7.0
JNL/WCM Focused International Equity Fund - Class I	161,141	17,722	18,454	13,145	7,978	6,519	174,906	9.6
JNL/Westchester Capital Event Driven Fund - Class I	12,430	995	2,030	—	397	1	11,793	0.7
	1,647,294	204,864	247,849	33,137	80,579	142,732	1,827,620	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	32,086	27,729	5,862	—	846	(174)	54,625	7.0
JNL Multi-Manager Mid Cap Fund - Class I	14,088	2,843	6,313	—	1,927	1,184	13,729	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	5,975	2,982	3,484	—	1,614	(1,215)	5,872	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	8,031	2,439	4,396	—	1,734	50	7,858	1.0
JNL/Blackrock Global Allocation Fund - Class I	40,176	7,053	11,169	—	1,389	1,621	39,070	5.0
JNL/Causeway International Value Select Fund - Class I	6,024	1,828	2,413	91	882	(434)	5,887	0.8
JNL/DoubleLine Core Fixed Income Fund - Class I	94,023	12,469	14,965	—	1,092	(1,221)	91,398	11.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,997	4,502	5,632	—	608	(288)	31,187	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	18,214	3,524	8,008	—	2,829	1,080	17,639	2.3
JNL/DoubleLine Total Return Fund - Class I	125,990	16,241	27,425	—	2,093	(2,246)	114,653	14.7
JNL/GQG Emerging Markets Equity Fund - Class I	12,100	4,193	6,494	—	2,064	(2,080)	9,783	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	13,970	1,656	3,578	100	615	987	13,650	1.7
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	31,986	2,654	34,147	—	(264)	(229)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	—	9,562	185	—	7	396	9,780	1.2
JNL/Loomis Sayles Global Growth Fund - Class I	16,055	4,719	13,632	171	2,732	(2,021)	7,853	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	37,628	2,553	137	6	(39)	35,042	4.5
JNL/Morningstar Wide Moat Index Fund - Class I	18,113	5,424	8,099	1,778	2,656	(482)	17,612	2.3
JNL/PIMCO Income Fund - Class I	70,179	7,943	11,388	—	1,231	378	68,343	8.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	64,161	7,721	27,965	—	2,733	(3,848)	42,802	5.5
JNL/PIMCO Real Return Fund - Class I	16,026	2,184	3,479	—	631	254	15,616	2.0
JNL/PPM America Total Return Fund - Class I	74,144	10,031	11,545	—	1,667	(2,299)	71,998	9.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	40,324	5,175	12,955	—	2,772	3,756	39,072	5.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	52,097	5,702	9,584	—	1,099	1,434	50,748	6.5
JNL/WCM Focused International Equity Fund - Class I	16,054	6,033	7,920	1,203	2,652	(1,127)	15,692	2.0
	801,813	192,235	243,191	3,480	35,615	(6,563)	779,909	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	49,297	31,470	771	—	119	1,058	81,173	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	85,198	7,180	17,118	1,114	722	(1,319)	74,663	2.8
JNL Multi-Manager International Small Cap Fund - Class I	104,143	3,191	13,217	1,108	4,591	10,324	109,032	4.0
JNL Multi-Manager Mid Cap Fund - Class I	230,224	2,043	47,099	—	17,888	34,499	237,555	8.8
JNL Multi-Manager Small Cap Growth Fund - Class I	66,030	6,378	7,139	—	3,604	(1,120)	67,753	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	61,141	7,517	2,027	—	454	14,098	81,183	3.0
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	—	84,133	2,823	—	139	(7,842)	73,607	2.7
JNL/Causeway International Value Select Fund - Class I	166,831	10,832	6,888	2,720	203	11,857	182,835	6.8
JNL/DoubleLine Core Fixed Income Fund - Class I	51,619	4,326	1,785	—	156	(202)	54,114	2.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	35,690	5,536	1,014	—	88	322	40,622	1.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	160,334	35	27,914	—	10,261	26,734	169,450	6.3
JNL/DoubleLine Total Return Fund - Class I	140,216	7,973	5,928	—	414	(636)	142,039	5.2
JNL/First Sentier Global Infrastructure Fund - Class I	78,844	794	13,681	—	2,466	7,417	75,840	2.8
JNL/GQG Emerging Markets Equity Fund - Class I	93,051	4,872	8,532	—	2,762	(4,372)	87,781	3.2
JNL/Harris Oakmark Global Equity Fund - Class I	95,553	6,816	9,741	1,190	1,106	14,670	108,404	4.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	37,182	366	10,219	356	1,860	12,817	42,006	1.6
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	32,640	715	32,939	—	(100)	(316)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	63,725	28,264	12,266	—	4,173	13,522	97,418	3.6
JNL/Loomis Sayles Global Growth Fund - Class I	123,977	6,635	7,133	2,549	2,812	1,853	128,144	4.7
JNL/Lord Abbett Short Duration Income Fund - Class I	—	34,705	824	130	2	(30)	33,853	1.2
JNL/Morningstar Wide Moat Index Fund - Class I	153,069	17,501	21,088	16,504	7,324	11,865	168,671	6.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	63,893	2,957	18,433	—	2,275	(3,341)	47,351	1.7
JNL/T. Rowe Price Established Growth Fund - Class I	160,416	3,908	76,593	—	34,346	(15,021)	107,056	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	60,596	3,468	2,233	—	199	2,939	64,969	2.4
JNL/T. Rowe Price Value Fund - Class I	152,967	1,818	34,444	—	9,681	32,531	162,553	6.0
JNL/WCM Focused International Equity Fund - Class I	229,154	24,555	30,565	18,205	13,341	7,616	244,101	9.0
JNL/Westchester Capital Event Driven Fund - Class I	24,993	1,679	392	—	84	751	27,115	1.0
	2,520,783	309,667	412,806	43,876	120,970	170,674	2,709,288	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	110,043	55,485	2,894	—	457	2,190	165,281	6.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	52,443	2,650	20,153	537	3,124	(3,401)	34,663	1.2
JNL Multi-Manager International Small Cap Fund - Class I	29,012	6,591	5,911	350	2,040	2,172	33,904	1.2
JNL Multi-Manager Mid Cap Fund - Class I	99,527	31	23,580	—	8,858	13,333	98,169	3.6
JNL Multi-Manager Small Cap Growth Fund - Class I	42,272	1,780	6,398	—	2,989	(1,242)	39,401	1.4
JNL Multi-Manager Small Cap Value Fund - Class I	48,483	5,525	10,476	—	1,947	9,036	54,515	2.0
JNL/Blackrock Global Allocation Fund - Class I	111,933	20	9,407	—	1,196	7,133	110,875	4.0
JNL/Causeway International Value Select Fund - Class I	62,250	3,053	7,207	933	236	4,276	62,608	2.3
JNL/DoubleLine Core Fixed Income Fund - Class I	185,749	2,070	9,058	—	780	(1,018)	178,523	6.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	96,029	2,627	3,439	—	309	690	96,216	3.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	89,607	44	25,389	—	9,351	10,618	84,231	3.0
JNL/DoubleLine Total Return Fund - Class I	311,292	3,535	26,369	—	1,907	(2,316)	288,049	10.4
JNL/First Sentier Global Infrastructure Fund - Class I	61,955	500	13,303	—	2,402	5,225	56,779	2.1
JNL/GQG Emerging Markets Equity Fund - Class I	49,104	2,464	9,544	—	2,508	(3,208)	41,324	1.5
JNL/Harris Oakmark Global Equity Fund - Class I	53,873	943	8,475	610	1,150	7,807	55,298	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	33,041	427	10,517	306	1,967	10,960	35,878	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	42,517	342	6,492	308	1,387	3,605	41,359	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	64,737	335	64,176	—	(279)	(617)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	—	54,749	1,076	—	29	2,274	55,976	2.0
JNL/Loomis Sayles Global Growth Fund - Class I	69,721	2,038	7,519	1,366	3,042	(209)	67,073	2.4
JNL/Lord Abbett Short Duration Income Fund - Class I	—	98,995	2,678	382	8	(90)	96,235	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	135,699	11,013	54,657	10,908	20,273	(1,256)	111,072	4.0
JNL/PIMCO Income Fund - Class I	163,387	996	9,152	—	1,030	2,700	158,961	5.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	151,266	2,355	41,303	—	3,237	(5,731)	109,824	4.0
JNL/PIMCO Real Return Fund - Class I	53,850	2,456	4,102	—	781	2,426	55,411	2.0
JNL/PPM America Total Return Fund - Class I	174,383	2,504	10,509	—	1,502	(3,003)	164,877	6.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	167,367	13	29,631	—	9,347	19,184	166,280	6.0
JNL/T. Rowe Price Established Growth Fund - Class I	69,767	1,099	12,996	—	5,132	4,908	67,910	2.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	130,218	1,008	6,333	—	571	6,037	131,501	4.8
JNL/WCM Focused International Equity Fund - Class I	99,303	7,682	18,622	7,315	7,955	980	97,298	3.5
	2,758,828	273,330	461,366	23,015	95,236	93,463	2,759,491	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	147,957	104,386	4,243	—	674	2,543	251,317	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	118,523	2,712	21,005	1,532	1,256	(1,822)	99,664	2.0
JNL Multi-Manager International Small Cap Fund - Class I	105,647	1,081	19,756	1,052	6,461	8,332	101,765	2.0
JNL Multi-Manager Mid Cap Fund - Class I	335,031	—	90,294	—	34,401	40,093	319,231	6.3
JNL Multi-Manager Small Cap Growth Fund - Class I	91,879	3,584	2,593	—	1,429	1,595	95,894	1.9
JNL Multi-Manager Small Cap Value Fund - Class I	92,126	4,230	3,524	—	789	20,828	114,449	2.3
JNL/Blackrock Global Allocation Fund - Class I	202,821	24	40,322	—	5,131	9,441	177,095	3.5
JNL/Causeway International Value Select Fund - Class I	262,943	8,078	21,469	4,031	656	18,440	268,648	5.3
JNL/DoubleLine Core Fixed Income Fund - Class I	232,739	5,804	12,863	—	1,129	(1,365)	225,444	4.5

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	98,509	3,749	3,053	—	267	763	100,235	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	179,923	11	41,083	—	14,830	25,475	179,156	3.5
JNL/DoubleLine Total Return Fund - Class I	420,304	9,088	103,760	—	7,464	(7,714)	325,382	6.4
JNL/First Sentier Global Infrastructure Fund - Class I	135,624	59	23,278	—	4,588	12,338	129,331	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	138,551	5,351	28,377	—	8,927	(11,118)	113,334	2.2
JNL/Harris Oakmark Global Equity Fund - Class I	108,203	9,816	20,938	1,274	2,498	15,289	114,868	2.3
JNL/Heitman U.S. Focused Real Estate Fund - Class I	63,061	563	22,169	563	4,324	19,636	65,415	1.3
JNL/JPMorgan Hedged Equity Fund - Class I	79,160	565	13,431	563	2,825	6,347	75,466	1.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	117,084	1,035	116,371	—	(616)	(1,132)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	—	151,750	2,513	—	70	6,321	155,628	3.1
JNL/Loomis Sayles Global Growth Fund - Class I	163,748	3,133	22,969	3,073	9,110	(2,537)	150,485	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	112,831	464	444	—	(124)	112,243	2.2
JNL/Morningstar Wide Moat Index Fund - Class I	206,708	20,224	50,024	20,189	17,502	9,178	203,588	4.0
JNL/PIMCO Income Fund - Class I	170,469	3,957	14,255	—	1,626	2,290	164,087	3.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	175,069	2,529	74,394	—	7,549	(10,456)	100,297	2.0
JNL/PIMCO Real Return Fund - Class I	48,342	2,348	3,021	—	590	2,329	50,588	1.0
JNL/PPM America Total Return Fund - Class I	144,141	9,154	2,080	—	301	(1,437)	150,079	3.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	276,538	23	45,841	—	18,021	29,721	278,462	5.5
JNL/T. Rowe Price Established Growth Fund - Class I	188,163	27	29,834	—	14,116	13,381	185,853	3.7
JNL/T. Rowe Price U.S. High Yield Fund - Class I	170,040	5,950	7,809	—	713	8,085	176,979	3.5
JNL/T. Rowe Price Value Fund - Class I	179,628	20,008	45,598	—	12,566	36,965	203,569	4.0
JNL/WCM Focused International Equity Fund - Class I	334,182	26,824	59,415	25,085	25,701	4,758	332,050	6.6
JNL/Westchester Capital Event Driven Fund - Class I	37,354	223	3,737	—	531	718	35,089	0.7
	5,024,467	519,117	950,483	57,806	205,429	257,161	5,055,691	100.0
JNL/American Funds Growth Allocation Fund
American Funds High-Income Trust - Class 1	—	63,747	583	2,262	5	(834)	62,335	1.5
American Funds Insurance Series - Global Growth Fund - Class 1	456,906	41,694	8,582	27,255	3,377	46,438	539,833	12.8
American Funds Insurance Series - International Growth and Income Fund - Class 1	81,977	1,156	89,117	298	13,047	(7,063)	—	—
	538,883	106,597	98,282	29,815	16,429	38,541	602,168	14.3
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	92,165	23,227	145	4,976	(12)	(8,620)	106,615	3.4
American Funds High-Income Trust - Class 1	—	95,629	1,028	3,405	4	(1,222)	93,383	3.0
American Funds Insurance Series - International Growth and Income Fund - Class 1	80,446	292	86,624	292	13,192	(7,306)	—	—
	172,611	119,148	87,797	8,673	13,184	(17,148)	199,998	6.4
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	74,412	4,070	38	—	5	2,322	80,771	2.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,214	4,678	5,977	1,185	557	(1,258)	77,214	2.8
JNL Multi-Manager Mid Cap Fund - Class I	25,833	52,053	6,237	—	2,422	11,512	85,583	3.1
JNL Multi-Manager Small Cap Growth Fund - Class I	26,517	837	2,356	—	1,253	(299)	25,952	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	26,647	24,936	2,462	—	287	6,625	56,033	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	201,800	6,593	25,297	—	13,633	28,658	225,387	8.1
JNL/Causeway International Value Select Fund - Class I	53,743	2,330	5,453	807	2	3,717	54,339	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	187,512	574	27,201	—	14,348	24,064	199,297	7.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,765	15,266	50	—	4	479	40,464	1.5
JNL/DoubleLine Total Return Fund - Class I	23,594	3,183	6	—	—	(26)	26,745	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	51,188	30,379	2,200	—	770	(2,962)	77,175	2.8
JNL/Invesco Diversified Dividend Fund - Class I	179,274	518	52,254	—	10,712	17,940	156,190	5.6
JNL/Invesco Global Growth Fund - Class I	182,541	677	16,370	—	5,832	22,143	194,823	7.0
JNL/Invesco International Growth Fund - Class I	51,793	3,113	1,676	1,719	229	1,373	54,832	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	49,342	19,794	—	—	—	6,564	75,700	2.7
JNL/JPMorgan U.S. Value Fund - Class I	51,802	4	8,282	—	2,702	10,695	56,921	2.0
JNL/Lazard International Strategic Equity Fund - Class I	52,386	1,248	2,426	470	466	2,526	54,200	1.9
JNL/PIMCO Income Fund - Class I	24,562	131	24,759	—	2,072	(2,006)	—	—
JNL/PPM America High Yield Bond Fund - Class I	49,954	1,068	25,719	—	2,675	(912)	27,066	1.0
JNL/PPM America Total Return Fund - Class I	48,496	5,950	81	—	11	(350)	54,026	1.9
JNL/T. Rowe Price Established Growth Fund - Class I	367,867	227	57,042	—	25,100	25,067	361,219	13.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	37,812	4,000	17,595	—	6,970	(2,721)	28,466	1.0
JNL/T. Rowe Price Value Fund - Class I	362,655	10	62,766	—	16,453	83,686	400,038	14.4
JNL/WCM Focused International Equity Fund - Class I	181,161	19,161	18,360	14,946	7,792	8,421	198,175	7.1

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WMC Value Fund - Class I	154,472	22	21,944	—	3,781	35,905	172,236	6.2
	2,569,342	200,822	386,551	19,127	118,076	281,163	2,782,852	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,953	845	4,149	—	634	498	34,781	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	—	13,636	1,747	172	27	(653)	11,263	1.0
JNL Multi-Manager Mid Cap Fund - Class I	12,393	578	3,987	—	1,480	1,224	11,688	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	12,347	2,207	4,319	—	2,239	(1,589)	10,885	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	24,747	2,271	8,827	—	3,116	1,615	22,922	2.0
JNL/Causeway International Value Select Fund - Class I	—	13,696	2,068	174	40	(28)	11,640	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	12,345	969	4,169	—	2,166	241	11,552	1.0
JNL/DFA U.S. Core Equity Fund - Class I	24,774	7,368	9,811	—	4,007	2,838	29,176	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	85,904	1,641	6,485	—	467	(589)	80,938	7.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	49,163	12,858	4,838	—	406	279	57,868	5.0
JNL/DoubleLine Total Return Fund - Class I	133,738	3,536	21,420	—	1,372	(1,697)	115,529	10.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	36,774	953	2,905	—	286	(428)	34,680	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	24,316	524	24,314	—	(6,715)	6,189	—	—
JNL/Invesco Diversified Dividend Fund - Class I	24,757	1,459	7,050	—	1,190	3,096	23,452	2.0
JNL/Invesco Global Growth Fund - Class I	12,418	1,005	3,806	—	1,300	546	11,463	1.0
JNL/Invesco International Growth Fund - Class I	12,440	88	13,064	—	2,471	(1,935)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	12,323	1,825	4,392	—	2,334	(881)	11,209	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	72,792	2,787	10,638	—	869	(2,257)	63,553	5.5
JNL/Lazard International Strategic Equity Fund - Class I	12,412	1,077	2,762	99	503	229	11,459	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	48,731	1,717	4,297	184	212	(65)	46,298	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	49,198	684	4,945	—	501	938	46,376	4.0
JNL/PIMCO Income Fund - Class I	61,532	759	5,601	—	595	788	58,073	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	135,339	5,303	11,527	—	981	(2,860)	127,236	11.0
JNL/PIMCO Real Return Fund - Class I	36,882	13,174	6,380	—	1,152	1,687	46,515	4.0
JNL/PPM America High Yield Bond Fund - Class I	49,236	997	6,598	—	814	2,041	46,490	4.0
JNL/PPM America Total Return Fund - Class I	86,000	2,124	6,408	—	914	(1,656)	80,974	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	24,707	3,353	9,093	—	4,199	(667)	22,499	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	48,707	1,234	3,661	—	293	(332)	46,241	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	24,595	487	3,037	—	240	959	23,244	2.0
JNL/T. Rowe Price Value Fund - Class I	37,256	1,876	13,713	—	4,135	5,551	35,105	3.0
JNL/WCM Focused International Equity Fund - Class I	24,814	3,746	7,771	1,733	3,028	(721)	23,096	2.0
	1,227,593	104,777	223,782	2,362	35,256	12,361	1,156,205	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	166,534	2,038	1,814	—	274	4,897	171,929	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	118,452	28,446	9,104	2,082	845	(3,150)	135,489	2.3
JNL Multi-Manager Mid Cap Fund - Class I	57,864	108,644	17,844	—	6,754	22,830	178,248	3.1
JNL Multi-Manager Small Cap Growth Fund - Class I	59,256	307	7,589	—	4,042	(1,758)	54,258	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	59,791	52,133	8,927	—	1,298	13,894	118,189	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	393,114	76	111,323	—	56,192	12,577	350,636	6.0
JNL/Causeway International Value Select Fund - Class I	60,376	26,858	5,479	1,276	(25)	4,128	85,858	1.5
JNL/ClearBridge Large Cap Growth Fund - Class I	390,130	70	82,889	—	43,065	33,057	383,433	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	161,893	648	47,255	—	1,219	(2,058)	114,447	2.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	55,375	58,591	846	—	70	1,446	114,636	2.0
JNL/DoubleLine Total Return Fund - Class I	106,835	8,492	1,083	—	76	(197)	114,123	2.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	107,800	300	49,274	—	1,769	(3,179)	57,416	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	113,890	1,597	5,448	—	1,899	(3,805)	108,133	1.9
JNL/Invesco Diversified Dividend Fund - Class I	399,371	58	108,192	—	22,654	42,713	356,604	6.1
JNL/Invesco Global Growth Fund - Class I	348,776	29	52,962	—	18,903	33,386	348,132	6.0
JNL/Invesco International Growth Fund - Class I	115,486	4,168	6,513	3,667	930	2,710	116,781	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	106,914	29,908	—	—	—	13,958	150,780	2.6
JNL/JPMorgan U.S. Value Fund - Class I	114,981	—	25,271	—	8,285	20,698	118,693	2.0
JNL/Lazard International Strategic Equity Fund - Class I	117,259	1,297	11,015	990	2,084	4,515	114,140	2.0
JNL/PIMCO Income Fund - Class I	109,812	292	53,846	—	5,626	(4,159)	57,725	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	109,030	9,574	2,473	—	223	(1,514)	114,840	2.0
JNL/PIMCO Real Return Fund - Class I	—	56,821	2,367	—	115	3,709	58,278	1.0
JNL/PPM America High Yield Bond Fund - Class I	111,573	389	30,223	—	3,180	2,139	87,058	1.5
JNL/PPM America Total Return Fund - Class I	162,273	12,916	2,105	—	303	(1,483)	171,904	3.0
JNL/T. Rowe Price Established Growth Fund - Class I	761,656	249	120,216	—	55,173	52,881	749,743	12.9

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	79,841	9,984	39,583	—	15,484	(6,859)	58,867	1.0
JNL/T. Rowe Price Value Fund - Class I	692,327	—	163,886	—	43,355	142,532	714,328	12.3
JNL/WCM Focused International Equity Fund - Class I	288,880	24,771	44,931	22,203	19,195	6,787	294,702	5.1
JNL/WMC Value Fund - Class I	315,734	—	90,405	—	14,278	59,717	299,324	5.2
	5,685,223	438,656	1,102,863	30,218	327,266	450,412	5,798,694	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	86,501	57	6,831	—	1,038	1,611	82,376	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	59,990	1,542	8,048	817	788	(977)	53,295	1.9
JNL Multi-Manager Mid Cap Fund - Class I	29,502	27,001	11,277	—	4,341	6,113	55,680	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	29,848	334	5,356	—	2,863	(1,615)	26,074	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	—	28,617	2,032	—	65	1,118	27,768	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	86,986	12	43,632	—	17,747	(6,431)	54,682	2.0
JNL/Causeway International Value Select Fund - Class I	—	28,769	1,097	413	38	(70)	27,640	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	86,561	31	32,023	—	16,024	(1,852)	68,741	2.5
JNL/DFA U.S. Core Equity Fund - Class I	29,474	27,277	12,548	—	5,246	6,089	55,538	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	141,447	328	31,739	—	2,037	(2,565)	109,508	4.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	86,383	27,178	5,248	—	466	861	109,640	4.0
JNL/DoubleLine Total Return Fund - Class I	196,035	584	45,618	—	2,852	(3,462)	150,391	5.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	55,882	2,410	3,364	—	264	(427)	54,765	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	27,439	138	26,989	—	(6,667)	6,079	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	—	27,594	—	—	—	(1,288)	26,306	1.0
JNL/Invesco Diversified Dividend Fund - Class I	116,708	281	38,076	—	8,171	10,555	97,639	3.6
JNL/Invesco Global Growth Fund - Class I	29,634	15	6,709	—	2,378	1,931	27,249	1.0
JNL/Invesco International Growth Fund - Class I	29,507	1,017	3,797	875	574	401	27,702	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	29,463	28,206	9,093	—	4,798	546	53,920	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	111,611	481	14,265	—	1,166	(3,255)	95,738	3.5
JNL/Lazard International Strategic Equity Fund - Class I	59,351	717	8,991	472	1,805	1,608	54,490	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	84,159	29,831	4,635	436	236	48	109,639	4.0
JNL/Neuberger Berman Strategic Income Fund - Class I	57,492	22	4,243	—	441	1,261	54,973	2.0
JNL/PIMCO Income Fund - Class I	114,931	40	7,418	—	844	1,772	110,169	4.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	228,705	6,573	13,291	—	1,233	(4,205)	219,015	8.0
JNL/PIMCO Real Return Fund - Class I	71,012	15,563	8,799	—	1,632	3,352	82,760	3.0
JNL/PPM America High Yield Bond Fund - Class I	86,609	22	8,950	—	1,117	3,929	82,727	3.0
JNL/PPM America Total Return Fund - Class I	198,502	5,511	10,670	—	1,557	(3,150)	191,750	7.0
JNL/T. Rowe Price Established Growth Fund - Class I	217,681	268	58,102	—	26,112	2,811	188,770	6.9
JNL/T. Rowe Price Short-Term Bond Fund - Class I	112,019	704	3,166	—	254	(352)	109,459	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	43,181	24	3,970	—	323	1,799	41,357	1.5
JNL/T. Rowe Price Value Fund - Class I	205,594	5	87,654	—	22,447	26,549	166,941	6.1
JNL/WCM Focused International Equity Fund - Class I	118,049	6,269	49,806	6,226	19,261	(11,044)	82,729	3.0
JNL/WMC Value Fund - Class I	43,917	18	12,538	—	2,169	8,384	41,950	1.5
	2,874,173	267,439	589,975	9,239	143,620	46,124	2,741,381	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	172,176	13	8,027	—	1,224	4,083	169,469	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	122,117	27,320	11,640	2,084	1,063	(3,213)	135,647	2.4
JNL Multi-Manager Mid Cap Fund - Class I	59,916	107,500	24,149	—	8,589	20,945	172,801	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	61,185	43	9,653	—	5,131	(2,695)	54,011	0.9
JNL Multi-Manager Small Cap Value Fund - Class I	61,318	2	16,668	—	2,731	10,219	57,602	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	173,890	36	37,753	—	20,034	13,930	170,137	3.0
JNL/Causeway International Value Select Fund - Class I	61,618	918	10,238	841	106	4,187	56,591	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	287,358	3	83,244	—	42,528	9,730	256,375	4.5
JNL/DoubleLine Core Fixed Income Fund - Class I	223,336	46	26,050	—	1,714	(2,260)	196,786	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	114,412	29,065	4,189	—	366	1,262	140,916	2.5
JNL/DoubleLine Total Return Fund - Class I	276,393	62	51,252	—	3,191	(3,986)	224,408	4.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	111,623	5,918	4,729	—	486	(778)	112,520	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	58,970	28,216	3,666	—	1,273	(3,524)	81,269	1.4
JNL/Invesco Diversified Dividend Fund - Class I	294,551	—	109,121	—	22,894	22,388	230,712	4.1
JNL/Invesco Global Growth Fund - Class I	179,871	266	36,861	—	12,997	13,250	169,523	3.0
JNL/Invesco International Growth Fund - Class I	59,674	1,859	6,169	1,814	898	1,016	57,278	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	119,846	31	20,567	—	10,703	2,420	112,433	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	164,897	35	49,373	—	3,467	(6,777)	112,249	2.0
JNL/JPMorgan U.S. Value Fund - Class I	89,258	—	24,959	—	8,195	13,703	86,197	1.5
See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Lazard International Strategic Equity Fund - Class I	120,921	1,047	16,291	976	3,173	3,668	112,518	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	—	57,547	1,342	222	6	53	56,264	1.0
JNL/Neuberger Berman Strategic Income Fund - Class I	57,246	4	2,386	—	193	1,532	56,589	1.0
JNL/PIMCO Income Fund - Class I	170,157	11	31,766	—	3,372	17	141,791	2.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	225,525	11,810	9,655	—	915	(3,703)	224,892	4.0
JNL/PIMCO Real Return Fund - Class I	112,093	33,673	12,226	—	2,281	6,264	142,085	2.5
JNL/PPM America High Yield Bond Fund - Class I	173,097	21	39,710	—	4,291	4,440	142,139	2.5
JNL/PPM America Total Return Fund - Class I	279,598	14,066	10,208	—	1,493	(3,620)	281,329	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	727,961	130	179,320	—	80,162	16,542	645,475	11.4
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	55,505	4,092	—	361	5,518	57,292	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	110,489	4,060	2,204	—	177	(284)	112,238	2.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,484	9	3,525	—	301	2,576	56,845	1.0
JNL/T. Rowe Price Value Fund - Class I	535,366	—	157,386	—	41,927	98,281	518,188	9.1
JNL/WCM Focused International Equity Fund - Class I	298,625	22,185	61,033	21,617	25,870	687	286,334	5.1
JNL/WMC Value Fund - Class I	236,701	—	62,700	—	10,767	46,571	231,339	4.1
	5,797,672	401,401	1,132,152	27,554	322,879	272,442	5,662,242	100.0

JNL/Mellon International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	5,206	1,682	7,712	30	1,398	(574)	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 70.9%
U.S. Treasury Note 30.7%
Treasury, United States Department of
1.75%, 01/31/23 - 11/15/29	12,763	13,029
1.38%, 02/15/23 - 11/15/31	17,496	17,530
2.00%, 02/15/23 - 11/15/26	15,838	16,282
0.13%, 02/28/23 - 01/15/24	34,660	34,400
0.50%, 03/15/23 - 10/31/27	14,365	13,945
1.50%, 03/31/23 - 02/15/30	17,478	17,656
0.25%, 04/15/23 - 10/31/25	35,748	35,041
2.75%, 04/30/23 - 02/15/28	15,852	16,678
2.63%, 06/30/23 - 12/31/23	2,128	2,196
1.25%, 07/31/23 - 08/15/31	30,565	30,215
2.50%, 08/15/23 - 05/15/24	8,036	8,323
2.88%, 09/30/23 - 08/15/28	15,840	16,768
0.38%, 10/31/23 - 09/30/27	33,214	32,413
1.63%, 10/31/23 - 05/15/31	15,837	16,071
0.50%, 11/30/23 (a)	2,915	2,904
2.13%, 11/30/23 - 05/31/26	13,231	13,650
0.75%, 12/31/23 - 01/31/28	20,475	20,107
2.25%, 01/31/24 - 11/15/27	14,375	14,984
2.38%, 02/29/24 - 05/15/29	3,049	3,196
1.88%, 08/31/24 - 07/31/26	9,590	9,849
0.63%, 10/15/24 - 08/15/30	25,661	24,452
1.00%, 12/15/24 - 07/31/28	7,830	7,696
1.13%, 02/28/25 - 02/15/31	17,510	17,218
3.00%, 10/31/25	1,745	1,866
0.88%, 06/30/26 - 11/15/30	13,015	12,572
1.25%, 11/30/26 (a)	2,500	2,499
3.13%, 11/15/28	3,380	3,757
		405,297
Mortgage-Backed Securities 27.5%
Federal Home Loan Mortgage Corporation
4.50%, 09/01/22 - 04/01/50	2,489	2,704
3.50%, 10/01/23 - 12/01/51	8,577	9,130
3.00%, 02/01/24 - 07/01/50	11,819	12,367
4.00%, 02/01/24 - 06/01/50	5,723	6,164
5.00%, 03/01/26 - 10/01/49	1,200	1,335
2.50%, 08/01/27 - 09/01/51	11,123	11,419
6.50%, 07/01/28 - 03/01/39	104	122
5.50%, 11/01/28 - 02/01/40	437	496
2.00%, 01/01/29 - 11/01/51	11,897	11,947
6.00%, 02/01/29 - 05/01/40	294	337
1.50%, 10/01/51	793	768
Federal National Mortgage Association, Inc.
5.50%, 01/01/22 - 02/01/42	929	1,052
4.50%, 02/01/23 - 06/01/49	3,790	4,130
5.00%, 09/01/23 - 06/01/49	1,606	1,784
4.00%, 03/01/24 - 10/01/49	10,938	11,756
6.00%, 05/01/24 - 09/01/39	592	687
3.50%, 09/01/25 - 08/01/51	17,806	18,902
3.00%, 11/01/26 - 09/01/50	24,015	25,101
2.50%, 03/01/27 - 05/01/51	13,129	13,500
2.00%, 09/01/28 - 09/01/51	9,197	9,267
TBA, 2.50%, 01/15/31 - 02/15/52 (b)	39,575	40,409
6.50%, 07/01/32 - 12/01/38	192	226
1.50%, 11/01/35 - 06/01/51	5,581	5,494
7.00%, 12/01/35 - 02/01/38	14	16
TBA, 1.50%, 02/15/36 - 01/15/52 (b)	16,000	15,772
TBA, 2.00%, 01/15/37 - 02/15/52 (b)	75,650	75,793
TBA, 3.00%, 01/15/52 - 02/15/52 (b)	3,525	3,650
TBA, 4.00%, 01/15/52 (b)	700	745
Government National Mortgage Association
4.00%, 12/15/24 - 10/20/49	5,746	6,163
4.50%, 04/20/26 - 06/20/49	2,922	3,187
3.50%, 05/15/26 - 07/20/50	11,882	12,539
3.00%, 01/20/27 - 09/20/50	12,514	13,087
2.50%, 08/20/27 - 09/20/51	4,573	4,700
8.50%, 06/15/30 - 12/15/30	1	1
6.00%, 05/15/32 - 12/20/40	98	111
5.00%, 03/15/33 - 06/20/49	1,219	1,342
5.50%, 08/15/33 - 04/20/43	191	217
6.50%, 07/15/38	6	7
2.00%, 12/20/50 - 07/20/51	2,201	2,224
TBA, 2.00%, 01/15/52 - 02/15/52 (b)	16,775	16,935
TBA, 2.50%, 01/15/52 - 02/15/52 (b)	14,400	14,759
TBA, 3.00%, 01/15/52 (b)	2,725	2,821
		363,166
U.S. Treasury Bond 8.0%
Treasury, United States Department of
6.50%, 11/15/26	1,000	1,246
5.25%, 11/15/28	182	228
4.75%, 02/15/37 - 02/15/41	1,717	2,491
3.50%, 02/15/39	1,080	1,352
1.13%, 05/15/40 - 08/15/40	5,325	4,652
4.38%, 05/15/40	1,488	2,078
3.88%, 08/15/40	1,243	1,636
1.38%, 11/15/40 - 08/15/50	6,811	6,007
1.88%, 02/15/41 - 11/15/51	4,130	4,085
2.25%, 05/15/41 - 08/15/49	6,140	6,501
1.75%, 08/15/41	845	817
3.13%, 11/15/41 - 05/15/48	3,787	4,651
3.00%, 05/15/42 - 02/15/49	16,926	20,479
2.75%, 08/15/42 - 11/15/47	7,184	8,284
2.88%, 05/15/43 - 11/15/46	4,187	4,907
3.63%, 08/15/43 - 02/15/44	4,851	6,300
3.75%, 11/15/43	1,825	2,411
3.38%, 05/15/44 - 11/15/48	3,267	4,200
2.50%, 02/15/45 - 05/15/46	5,175	5,709
2.38%, 11/15/49 - 05/15/51	4,365	4,808
2.00%, 02/15/50 - 08/15/51	5,304	5,394
1.25%, 05/15/50	4,247	3,605
1.63%, 11/15/50	4,240	3,947
		105,788
U.S. Government Agency Obligations 1.4%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (c)	1,500	1,516
0.50%, 04/14/25 (c)	400	393
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.65%, 07/23/35 (c)	225	209
Federal Farm Credit Banks Funding Corporation
0.13%, 03/23/23 (c)	300	299
Federal Home Loan Mortgage Corporation
0.38%, 04/20/23 - 05/05/23 (c)	1,250	1,248
2.75%, 06/19/23 (c)	500	516
0.25%, 08/24/23 - 12/04/23 (c)	2,700	2,680
0.80%, 10/27/26 (c)	200	194
6.75%, 09/15/29 - 03/15/31 (c)	180	255
6.25%, 07/15/32 (a) (c)	205	295
Federal National Mortgage Association, Inc.
2.38%, 01/19/23 (c)	500	510
0.25%, 05/22/23 - 07/10/23 (c)	1,000	994
2.88%, 09/12/23 (c)	400	415
2.63%, 09/06/24 (c)	900	941
1.63%, 10/15/24 (c)	500	509
0.63%, 04/22/25 (c)	1,000	986
0.50%, 06/17/25 (c)	1,000	980
0.88%, 12/18/26 (c)	225	219
7.25%, 05/15/30 (c)	540	778
6.63%, 11/15/30 (c)	631	890
FHLBanks Office of Finance
2.50%, 02/13/24 (c)	1,000	1,036
2.88%, 09/13/24 (c)	1,200	1,263
3.25%, 11/16/28 (c)	750	837
5.50%, 07/15/36 (c)	700	1,017
		18,980
Sovereign 1.4%
Canada, Government of
1.63%, 01/22/25	200	203
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	550
6.55%, 03/14/37	250	341
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
4.13%, 11/20/45	200	237
5.10%, 06/18/50	100	133
4.98%, 04/20/55	100	131
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	422
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 10/02/23	300	315
3.60%, 01/30/25	230	244
3.75%, 01/11/28	400	430
8.30%, 08/15/31 (a)	300	432
4.75%, 04/27/32 - 03/08/44	856	946
4.28%, 08/14/41	500	519
5.55%, 01/21/45	500	600
4.60%, 01/23/46	250	267
5.75%, 10/12/10	100	115
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	110
7.13%, 02/09/24	250	281
2.88%, 10/16/24 (a)	300	315
Government of the Republic of Panama
4.00%, 09/22/24	400	425
6.70%, 01/26/36	400	536
4.50%, 04/16/50	600	661
Israel, Government of
5.50%, 04/26/24	142	157
Japan Bank For International Cooperation
0.50%, 04/15/24	500	495
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	272
7.63%, 03/29/41	250	408
Manitoba, Province of
3.05%, 05/14/24	350	367
Ministry of Defence State of Israel
2.75%, 07/03/30	400	424
3.38%, 01/15/50	200	216
4.50%, 04/03/20	300	381
Ontario, Government of
3.40%, 10/17/23	135	141
3.20%, 05/16/24	300	316
0.63%, 01/21/26	300	291
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	823
5.38%, 06/15/33	200	246
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	284
5.38%, 04/01/56 (c)	300	495
The Philippines, Government of
4.20%, 01/21/24	250	267
9.50%, 02/02/30	400	622
1.65%, 06/10/31	300	289
6.38%, 01/15/32 (a)	500	669
3.70%, 03/01/41	600	653
The Province of Alberta, Government of
3.30%, 03/15/28	200	219
The Province of British Columbia, Government of
6.50%, 01/15/26	70	83
The Republic of Indonesia, The Government of
2.95%, 01/11/23	400	409
2.85%, 02/14/30	600	625
5.35%, 02/11/49	200	262
The Republic of Korea, Government of
5.63%, 11/03/25	250	290
Urzad Rady Ministrow
3.00%, 03/17/23	500	512
		18,642
Commercial Mortgage-Backed Securities 1.0%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	540
Federal Home Loan Mortgage Corporation
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	567
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	513
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,049
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,057
Series A2-K047, REMIC, 3.33%, 05/25/25	500	531
Series A2-K062, REMIC, 3.41%, 12/25/26	500	545
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	1,000	1,141
Series A2-K087, REMIC, 3.77%, 12/25/28	500	566
Series A2-K092, REMIC, 3.30%, 04/25/29	400	443
Series A1-K099, REMIC, 2.26%, 06/25/29	382	392
Series A1-K106, REMIC, 1.78%, 10/25/29	491	496
Series A2-K103, REMIC, 2.65%, 11/25/29	600	640
Series A2-K117, REMIC, 1.41%, 08/25/30	500	486
Series A2-K126, REMIC, 2.07%, 01/25/31	400	409
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	712
Federal National Mortgage Association, Inc.
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,264	1,330
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (d)	458	491
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (d)	500	562
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	329
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	523
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	300	301
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	330	332
		13,955
Municipal 0.9%
Atlanta, City of
2.26%, 11/01/35	400	400
California, State of
3.50%, 04/01/28	80	88
7.55%, 04/01/39	300	501
7.30%, 10/01/39	150	235
Chicago Transit Authority
6.90%, 12/01/40	200	282
Connecticut, State of
5.85%, 03/15/32	125	162
Cook, County of
6.23%, 11/15/34	100	136
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	282
Dallas County Hospital District
5.62%, 08/15/44	300	421
Dallas Independent School District
6.45%, 02/15/35	300	321
District of Columbia, Government of
5.59%, 12/01/34	220	277
Illinois, State of
5.10%, 06/01/33	300	347
7.35%, 07/01/35	400	504
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	346
Los Angeles Unified School District
5.76%, 07/01/29	200	241
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	359
Metropolitan Transportation Commission
6.26%, 04/01/49	200	320
Municipal Electric Authority of Georgia
7.06%, 04/01/57	195	289
New Jersey Economic Development Authority
7.43%, 02/15/29	200	251
New Jersey Turnpike Authority
7.10%, 01/01/41	250	392
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	354
New York City Transitional Finance Authority
5.77%, 08/01/36	260	326
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	426
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	284
San Diego County Water Authority
6.14%, 05/01/49	260	391
State Public School Building Authority
5.00%, 09/15/27	300	345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Texas A&M University
3.66%, 07/01/47	100	108
Texas Department of Transportation
5.18%, 04/01/30	400	480
Texas, State of
5.52%, 04/01/39	200	281
The Ohio State University
4.91%, 06/01/40	200	272
3.80%, 12/01/46	500	602
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	259
4.46%, 10/01/62	300	398
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	341
Wisconsin, State of
5.70%, 05/01/26	385	433
		11,454
Total Government And Agency Obligations (cost $938,690)		937,282
CORPORATE BONDS AND NOTES 27.2%
Financials 8.6%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	306
3.88%, 01/23/28	300	319
Ally Financial Inc.
3.88%, 05/21/24	300	316
5.80%, 05/01/25	250	282
American Express Company
3.00%, 10/30/24	400	419
3.30%, 05/03/27 (e)	300	322
4.05%, 12/03/42	400	474
American International Group, Inc.
2.50%, 06/30/25	350	361
4.20%, 04/01/28	130	145
4.25%, 03/15/29	300	343
3.40%, 06/30/30	350	378
4.75%, 04/01/48	60	77
4.38%, 06/30/50	350	436
Aon Corporation
3.75%, 05/02/29	300	329
2.80%, 05/15/30	350	362
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	196
Ares Capital Corporation
4.25%, 03/01/25	300	318
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	47
Asian Development Bank
2.75%, 03/17/23 - 01/19/28	590	626
0.25%, 07/14/23	300	298
1.50%, 10/18/24	400	406
2.13%, 03/19/25	200	206
0.63%, 04/29/25	240	236
1.00%, 04/14/26	300	296
2.38%, 08/10/27	300	316
6.38%, 10/01/28	210	272
1.88%, 01/24/30	200	205
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	343
Athene Holding Ltd
3.95%, 05/25/51 (f)	300	329
AXA
8.60%, 12/15/30	100	146
Banco Santander, S.A.
3.13%, 02/23/23 (g)	400	409
2.75%, 05/28/25 (g)	400	413
3.80%, 02/23/28 (g)	400	433
Bank of America Corporation
4.00%, 04/01/24 - 01/22/25	450	480
3.86%, 07/23/24	140	146
4.20%, 08/26/24	750	804
3.46%, 03/15/25	400	419
2.46%, 10/22/25	400	411
1.32%, 06/19/26	165	163
1.20%, 10/24/26	300	294
3.59%, 07/21/28	750	807
3.97%, 03/05/29	150	164
4.27%, 07/23/29	170	189
3.19%, 07/23/30	300	316
2.88%, 10/22/30	400	413
2.50%, 02/13/31	185	186
2.59%, 04/29/31	250	252
1.90%, 07/23/31	150	144
1.92%, 10/24/31	300	288
2.69%, 04/22/32	255	259
2.30%, 07/21/32	200	196
2.57%, 10/20/32	300	301
4.24%, 04/24/38	120	141
2.68%, 06/19/41	165	159
3.31%, 04/22/42	195	205
4.44%, 01/20/48	120	150
3.95%, 01/23/49	75	87
4.33%, 03/15/50	300	371
2.83%, 10/24/51	200	196
3.48%, 03/13/52	55	61
2.97%, 07/21/52	200	201
Bank of Montreal
0.45%, 12/08/23	500	495
0.95%, 01/22/27	600	582
3.80%, 12/15/32 (g)	300	321
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	303
Barclays PLC
3.65%, 03/16/25 (g)	400	423
5.25%, 08/17/45	250	332
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	240
4.20%, 08/15/48	135	164
2.85%, 10/15/50	200	198
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	235
BlackRock, Inc.
2.40%, 04/30/30	200	206
BNP Paribas
4.25%, 10/15/24	250	269
BPCE
4.00%, 04/15/24	200	213
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	267
Brookfield Financial, Inc.
3.90%, 01/25/28	150	164
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (g)	200	204
0.95%, 10/23/25 (g)	300	293
Capital One Financial Corporation
4.20%, 10/29/25	500	544
Caterpillar Financial Services Corporation
0.65%, 07/07/23	400	400
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	512
4.35%, 11/03/45	150	187
CI Financial Corp.
4.10%, 06/15/51	500	542
Cincinnati Financial Corporation
6.13%, 11/01/34	100	135
Citigroup Inc.
1.68%, 05/15/24	500	505
5.50%, 09/13/25	300	339
3.11%, 04/08/26	250	262
3.20%, 10/21/26	780	827
3.89%, 01/10/28	160	174
3.67%, 07/24/28	450	486
4.13%, 07/25/28	250	275
4.08%, 04/23/29	115	127
6.63%, 06/15/32	300	399
5.88%, 01/30/42	489	693
4.75%, 05/18/46	200	247
4.28%, 04/24/48	60	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
4.65%, 07/23/48	140	180
Citizens Financial Group, Inc.
2.64%, 09/30/32 (a)	300	298
CME Group Inc.
3.00%, 03/15/25	200	210
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	542
5.25%, 08/04/45	250	334
Credit Suisse (USA), Inc.
3.63%, 09/09/24	250	265
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	317
Credit Suisse Holdings (USA), Inc.
0.52%, 08/09/23	400	397
2.95%, 04/09/25	250	262
Deutsche Bank Aktiengesellschaft
3.95%, 02/27/23 (g)	500	515
3.55%, 09/18/31 (g)	300	316
Discover Bank
4.25%, 03/13/26	200	219
2.70%, 02/06/30	250	253
Equitable Holdings, Inc.
4.35%, 04/20/28	85	95
5.00%, 04/20/48	100	125
ERP Operating Limited Partnership
2.50%, 02/15/30	200	205
European Bank for Reconstruction and Development
0.25%, 07/10/23	300	298
0.50%, 05/19/25	500	490
European Investment Bank
2.50%, 03/15/23	400	409
1.38%, 05/15/23	250	253
2.25%, 06/24/24	550	568
1.88%, 02/10/25	600	615
1.63%, 03/14/25	210	214
0.38%, 12/15/25 (a)	225	218
0.38%, 03/26/26	300	289
Export Development Canada
2.75%, 03/15/23	300	308
Fifth Third Bancorp
8.25%, 03/01/38	300	492
FS KKR Capital Corp.
3.40%, 01/15/26	400	408
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	531
4.42%, 11/15/35	950	1,139
General Motors Financial Company, Inc.
4.15%, 06/19/23	500	520
4.00%, 01/15/25	200	212
2.90%, 02/26/25	200	207
HSBC Holdings PLC
4.25%, 03/14/24	150	158
0.73%, 08/17/24	400	396
3.80%, 03/11/25 (g)	400	420
2.21%, 08/17/29 (g)	400	392
3.97%, 05/22/30	300	326
7.63%, 05/17/32	650	901
6.10%, 01/14/42 (a)	300	429
ING Groep N.V.
3.55%, 04/09/24 (g)	300	315
Inter-American Development Bank
2.50%, 01/18/23	500	511
2.63%, 01/16/24	500	519
2.13%, 01/15/25	500	516
1.75%, 03/14/25	160	163
0.63%, 07/15/25	500	491
1.13%, 01/13/31	300	289
4.38%, 01/24/44	100	140
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	316
2.10%, 06/15/30	400	397
4.25%, 09/21/48	75	93
3.00%, 06/15/50 - 09/15/60	485	488
International Bank for Reconstruction and Development
7.63%, 01/19/23	800	859
0.13%, 04/20/23	300	298
1.63%, 01/15/25	250	255
0.63%, 04/22/25	430	424
0.38%, 07/28/25	300	292
2.50%, 07/29/25 - 11/22/27	1,340	1,417
0.50%, 10/28/25	500	487
1.38%, 04/20/28	300	299
1.25%, 02/10/31	195	190
International Finance Corporation
1.38%, 10/16/24	400	404
Japan Bank For International Cooperation
1.75%, 01/23/23	200	202
3.25%, 07/20/23	200	208
3.38%, 07/31/23	400	416
2.13%, 02/10/25	250	257
2.25%, 11/04/26	400	414
2.00%, 10/17/29	400	408
Jefferies Group LLC
4.15%, 01/23/30	150	166
John Deere Capital Corporation
0.45%, 06/07/24	200	198
2.05%, 01/09/25 (a)	300	308
0.70%, 01/15/26	300	291
2.45%, 01/09/30	500	515
1.45%, 01/15/31	200	190
JPMorgan Chase & Co.
3.20%, 01/25/23	500	514
3.38%, 05/01/23	750	775
3.63%, 05/13/24	250	265
1.51%, 06/01/24	400	403
3.80%, 07/23/24	130	135
3.13%, 01/23/25	305	320
0.56%, 02/16/25	200	197
2.30%, 10/15/25	235	240
2.08%, 04/22/26	250	254
8.00%, 04/29/27	200	259
3.54%, 05/01/28	300	326
2.18%, 06/01/28	500	503
3.51%, 01/23/29	200	215
4.01%, 04/23/29	150	166
4.20%, 07/23/29	640	715
2.74%, 10/15/30	220	226
2.52%, 04/22/31	405	409
2.96%, 05/13/31	350	362
1.76%, 11/19/31	85	81
2.58%, 04/22/32	200	202
5.60%, 07/15/41	800	1,109
2.53%, 11/19/41	90	86
3.16%, 04/22/42	110	115
3.96%, 11/15/48	200	234
3.90%, 01/23/49	105	121
3.11%, 04/22/51	370	383
3.33%, 04/22/52	195	210
KeyBank National Association
0.42%, 01/03/24	300	299
KeyCorp
2.25%, 04/06/27	250	254
KfW
1.63%, 02/15/23	600	607
0.25%, 04/25/23	300	299
2.50%, 11/20/24 (a)	800	834
2.00%, 05/02/25	680	700
0.38%, 07/18/25	275	268
0.63%, 01/22/26	300	293
0.00%, 06/29/37 (h)	150	114
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	422
Lazard Group LLC
4.38%, 03/11/29	300	339
Lincoln National Corporation
4.00%, 09/01/23	500	524

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC
3.90%, 03/12/24 (g)	300	316
3.87%, 07/09/25 (g)	250	264
4.34%, 01/09/48	500	587
LYB International Finance B.V.
5.25%, 07/15/43	300	386
Markel Corporation
4.15%, 09/17/50	300	344
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	87
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	336
MetLife, Inc.
3.60%, 04/10/24	250	264
5.70%, 06/15/35	100	134
6.40%, 12/15/36	100	123
5.88%, 02/06/41	300	425
Mitsubishi UFJ Financial Group Inc
3.76%, 07/26/23	300	313
3.85%, 03/01/26	500	542
4.29%, 07/26/38	300	361
Mizuho Financial Group Inc
3.55%, 03/05/23	300	309
4.02%, 03/05/28	500	555
2.20%, 07/10/31	200	196
Moody's Corporation
2.00%, 08/19/31	400	390
Morgan Stanley
3.13%, 01/23/23	150	154
3.75%, 02/25/23	300	310
3.70%, 10/23/24	500	533
4.00%, 07/23/25	750	814
0.86%, 10/21/25	300	296
6.25%, 08/09/26	200	239
4.35%, 09/08/26	300	332
3.63%, 01/20/27	600	651
1.59%, 05/04/27	195	193
1.51%, 07/20/27	200	197
2.70%, 01/22/31	185	189
2.24%, 07/21/32	200	196
2.51%, 10/20/32	130	130
3.22%, 04/22/42	110	115
6.38%, 07/24/42	300	454
4.38%, 01/22/47	200	250
Nasdaq, Inc.
1.65%, 01/15/31 (i)	300	280
2.50%, 12/21/40 (i)	100	92
National Australia Bank Limited
2.50%, 07/12/26	500	521
Nomura Holdings, Inc.
2.65%, 01/16/25	200	206
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
0.38%, 05/19/23	400	399
Northern Trust Corporation
3.95%, 10/30/25	250	274
ORIX Corporation
3.70%, 07/18/27	200	217
Owl Rock Capital Corporation
3.40%, 07/15/26	400	406
PNC Bank, National Association
4.20%, 11/01/25	300	329
Prospect Capital Corporation
3.36%, 11/15/26	500	499
Prudential Financial, Inc.
5.20%, 03/15/44 (a)	250	262
4.60%, 05/15/44	150	187
3.91%, 12/07/47	313	363
4.35%, 02/25/50	300	374
3.70%, 03/13/51	300	342
Royal Bank of Canada
1.60%, 04/17/23 (g)	250	253
S&P Global Inc.
2.50%, 12/01/29	200	206
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	541
Santander UK Group Holdings PLC
1.09%, 03/15/25	500	496
1.67%, 06/14/27 (g)	500	489
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	531
Signature Bank
4.00%, 10/15/30	300	318
State Street Corporation
3.10%, 05/15/23	500	516
3.03%, 11/01/34	230	239
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	526
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	100	102
3.45%, 01/11/27 (a)	150	161
3.54%, 01/17/28	200	217
3.04%, 07/16/29	300	314
Synchrony Financial
4.25%, 08/15/24	250	265
The Allstate Corporation
3.15%, 06/15/23	400	414
The Bank of Nova Scotia
1.63%, 05/01/23 (g)	250	253
1.30%, 09/15/26 (g)	200	196
The Charles Schwab Corporation
1.65%, 03/11/31	300	288
The Export-Import Bank of Korea
3.25%, 11/10/25	400	427
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	800	824
3.75%, 05/22/25	1,000	1,068
4.25%, 10/21/25	500	546
3.85%, 01/26/27	110	118
1.54%, 09/10/27	150	147
1.95%, 10/21/27	170	169
3.81%, 04/23/29	150	163
2.60%, 02/07/30	500	508
2.62%, 04/22/32	205	206
2.38%, 07/21/32	200	197
2.65%, 10/21/32	160	161
6.75%, 10/01/37	350	497
4.41%, 04/23/39	90	107
6.25%, 02/01/41	250	363
3.21%, 04/22/42	125	129
2.91%, 07/21/42	200	199
4.75%, 10/21/45	230	296
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	105
The Korea Development Bank
3.38%, 09/16/25	500	536
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	513
3.15%, 05/19/27	400	430
3.45%, 04/23/29	200	218
2.55%, 01/22/30	400	412
The Progressive Corporation
4.35%, 04/25/44	200	247
4.13%, 04/15/47	50	61
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	300	313
4.27%, 03/22/25 (g)	400	423
The Toronto-Dominion Bank
0.45%, 09/11/23 (g)	400	397
0.75%, 09/11/25 (g)	400	388
The Travelers Companies, Inc.
6.38%, 03/15/33	200	278
4.00%, 05/30/47	100	120
Toyota Motor Credit Corporation
0.80%, 10/16/25 (a)	300	293
0.80%, 01/09/26	300	292
1.65%, 01/10/31	100	97

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Truist Bank
3.63%, 09/16/25	500	535
Truist Financial Corporation
2.50%, 08/01/24	325	336
U.S. Bancorp
3.15%, 04/27/27	500	535
1.38%, 07/22/30	100	94
U.S. Bank National Association
2.80%, 01/27/25	500	522
Unum Group
4.50%, 12/15/49	300	322
Wells Fargo & Company
3.00%, 02/19/25 - 10/23/26	1,740	1,825
2.16%, 02/11/26	160	163
4.10%, 06/03/26	200	218
3.58%, 05/22/28	250	269
4.15%, 01/24/29	130	145
2.57%, 02/11/31	360	367
3.07%, 04/30/41	600	614
5.61%, 01/15/44	350	473
4.90%, 11/17/45	250	315
4.75%, 12/07/46	200	248
Westpac Banking Corporation
2.75%, 01/11/23	200	204
2.85%, 05/13/26	90	95
2.70%, 08/19/26	250	263
3.40%, 01/25/28	200	218
4.11%, 07/24/34 (g)	500	539
3.02%, 11/18/36	85	84
4.42%, 07/24/39 (g)	50	58
3.13%, 11/18/41 (g)	50	49
Willis North America Inc.
3.88%, 09/15/49	300	325
		113,168
Health Care 2.9%
Abbott Laboratories
2.95%, 03/15/25	250	262
1.40%, 06/30/30	300	290
6.00%, 04/01/39	100	145
4.75%, 04/15/43	200	261
AbbVie Inc.
2.60%, 11/21/24	400	415
3.80%, 03/15/25	400	426
3.60%, 05/14/25	140	149
3.20%, 05/14/26 - 11/21/29	550	586
4.25%, 11/14/28	100	113
4.50%, 05/14/35	180	215
4.30%, 05/14/36	115	135
4.05%, 11/21/39	400	459
4.63%, 10/01/42	500	609
4.45%, 05/14/46	140	170
4.88%, 11/14/48	100	129
Aetna Inc.
3.50%, 11/15/24	200	211
6.63%, 06/15/36	150	214
4.13%, 11/15/42	200	227
Amgen Inc.
2.60%, 08/19/26	180	188
2.45%, 02/21/30	80	81
2.30%, 02/25/31	350	351
3.15%, 02/21/40	265	271
3.38%, 02/21/50	265	276
4.66%, 06/15/51	408	519
3.00%, 01/15/52	200	195
Anthem, Inc.
3.30%, 01/15/23	300	308
3.50%, 08/15/24	500	528
2.25%, 05/15/30	350	349
4.38%, 12/01/47	80	98
3.60%, 03/15/51	70	78
AstraZeneca PLC
3.38%, 11/16/25	115	123
1.38%, 08/06/30	80	76
6.45%, 09/15/37	250	368
4.38%, 11/16/45 - 08/17/48	130	167
Baxalta Incorporated
4.00%, 06/23/25	250	269
5.25%, 06/23/45	60	80
Baxter International Inc.
1.92%, 02/01/27 (e)	145	146
2.54%, 02/01/32 (e)	100	101
Becton, Dickinson and Company
3.73%, 12/15/24	193	205
3.70%, 06/06/27	300	327
Biogen Inc.
4.05%, 09/15/25	440	478
Boston Scientific Corporation
3.85%, 05/15/25	102	110
1.90%, 06/01/25	400	405
Bristol-Myers Squibb Company
3.25%, 02/20/23 - 08/01/42	658	702
2.90%, 07/26/24	270	282
3.88%, 08/15/25	220	238
3.90%, 02/20/28	200	223
3.40%, 07/26/29	240	263
1.45%, 11/13/30	90	86
4.13%, 06/15/39	100	118
4.35%, 11/15/47	70	87
4.55%, 02/20/48	90	115
4.25%, 10/26/49	190	235
2.55%, 11/13/50	85	81
Cardinal Health, Inc.
3.75%, 09/15/25	100	107
3.41%, 06/15/27	200	215
Cigna Holding Company
3.75%, 07/15/23	61	64
3.50%, 06/15/24	300	315
4.38%, 10/15/28	210	239
4.80%, 08/15/38 - 07/15/46	820	1,014
3.88%, 10/15/47	60	67
4.90%, 12/15/48	160	207
Cottage Health
3.30%, 11/01/49	300	321
CVS Health Corporation
4.10%, 03/25/25	400	431
2.88%, 06/01/26	200	209
4.30%, 03/25/28	620	696
3.25%, 08/15/29	600	640
1.75%, 08/21/30	95	91
2.70%, 08/21/40	70	67
5.13%, 07/20/45	500	652
5.05%, 03/25/48	470	614
Eli Lilly and Company
3.38%, 03/15/29	500	548
2.25%, 05/15/50 (a)	500	460
2.50%, 09/15/60	300	283
Gilead Sciences, Inc.
3.65%, 03/01/26	750	808
2.95%, 03/01/27	550	580
1.20%, 10/01/27	210	203
1.65%, 10/01/30 (a)	400	384
2.60%, 10/01/40	100	96
4.15%, 03/01/47	150	177
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	512
3.38%, 05/15/23	135	140
3.88%, 05/15/28	120	134
HCA Inc.
5.00%, 03/15/24	350	377
4.13%, 06/15/29	100	110
5.13%, 06/15/39	50	62
5.50%, 06/15/47	300	395
5.25%, 06/15/49	100	129
Humana Inc.
4.95%, 10/01/44	200	259
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	850	838
3.63%, 03/03/37	100	115
5.95%, 08/15/37	250	361

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
4.50%, 12/05/43	100	128
3.50%, 01/15/48	50	58
MedStar Health, Inc.
3.63%, 08/15/49	200	218
Medtronic, Inc.
3.50%, 03/15/25	147	157
4.38%, 03/15/35	200	247
4.63%, 03/15/45	284	373
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	189
4.20%, 07/01/55	250	320
Merck & Co., Inc.
2.15%, 12/10/31	120	120
3.90%, 03/07/39	50	59
2.35%, 06/24/40	55	53
3.60%, 09/15/42	200	226
3.70%, 02/10/45	250	287
4.00%, 03/07/49	80	97
2.45%, 06/24/50	70	66
2.90%, 12/10/61	160	159
Mylan Inc
4.20%, 11/29/23	400	419
Mylan N.V.
5.25%, 06/15/46	85	105
Northwell Health, Inc.
3.98%, 11/01/46	500	566
Novartis Capital Corporation
2.00%, 02/14/27	400	407
2.20%, 08/14/30	95	96
4.40%, 05/06/44	200	256
2.75%, 08/14/50	65	66
Pfizer Inc.
0.80%, 05/28/25	300	296
2.75%, 06/03/26	475	503
6.60%, 12/01/28 (j)	50	65
2.55%, 05/28/40	300	299
4.40%, 05/15/44	650	818
4.20%, 09/15/48	50	63
4.00%, 03/15/49	65	80
Providence St. Joseph Health
3.74%, 10/01/47	350	401
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	317
Stryker Corporation
3.50%, 03/15/26	250	268
4.10%, 04/01/43	200	236
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	388
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	278
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	303
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	221
3.88%, 12/15/28	200	224
2.30%, 05/15/31	80	81
5.80%, 03/15/36	150	206
3.50%, 08/15/39	500	554
3.05%, 05/15/41	80	84
4.75%, 07/15/45	110	144
4.20%, 01/15/47	150	182
4.25%, 06/15/48	80	99
4.45%, 12/15/48	60	77
3.25%, 05/15/51	105	114
Viatris, Inc.
2.70%, 06/22/30	90	90
3.85%, 06/22/40	80	85
4.00%, 06/22/50	110	118
Wyeth LLC
5.95%, 04/01/37	250	352
Zoetis Inc.
2.00%, 05/15/30	200	196
		38,277
Communication Services 2.4%
Alphabet Inc.
0.45%, 08/15/25	250	244
2.00%, 08/15/26	300	309
1.10%, 08/15/30	280	264
1.90%, 08/15/40	75	68
2.25%, 08/15/60	225	201
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	138
4.38%, 07/16/42	200	236
AT&T Inc.
2.30%, 06/01/27	1,000	1,018
4.35%, 03/01/29 - 06/15/45	655	746
2.55%, 12/01/33	751	735
4.50%, 05/15/35 - 03/09/48	1,606	1,867
4.85%, 07/15/45	90	110
4.75%, 05/15/46	200	241
3.65%, 06/01/51 - 09/15/59	706	729
3.50%, 02/01/61	400	396
British Telecommunications Public Limited Company
9.63%, 12/15/30 (i) (j)	250	368
Charter Communications Operating, LLC
4.91%, 07/23/25	1,140	1,256
5.38%, 04/01/38	400	477
6.48%, 10/23/45	210	286
5.75%, 04/01/48	100	125
4.80%, 03/01/50	200	224
4.40%, 12/01/61	75	78
Comcast Corporation
3.70%, 04/15/24	285	303
3.38%, 08/15/25	290	310
4.15%, 10/15/28	650	738
6.50%, 11/15/35	100	143
6.95%, 08/15/37	250	379
3.90%, 03/01/38	70	79
4.75%, 03/01/44	300	378
4.00%, 08/15/47 - 03/01/48	410	474
4.70%, 10/15/48	365	466
2.45%, 08/15/52	750	672
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (i) (j)	300	436
Discovery Communications, LLC
3.95%, 03/20/28	105	114
5.20%, 09/20/47	75	92
Electronic Arts Inc.
2.95%, 02/15/51	300	285
Fox Corporation
5.48%, 01/25/39	65	84
5.58%, 01/25/49	80	109
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	114
5.00%, 05/13/45	300	353
NBCUniversal Media, LLC
6.40%, 04/30/40	250	368
Omnicom Group Inc.
2.60%, 08/01/31	375	380
Orange SA
5.38%, 01/13/42	100	131
5.50%, 02/06/44	300	407
RELX Capital Inc.
4.00%, 03/18/29	300	333
Rogers Communications Inc.
3.63%, 12/15/25	300	319
3.70%, 11/15/49	500	529
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	425
6.75%, 06/15/39	300	407
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	391
Telefonica Europe B.V.
8.25%, 09/15/30	500	710
The Walt Disney Company
1.75%, 08/30/24	150	153
2.00%, 09/01/29	625	622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
6.20%, 12/15/34	50	70
2.75%, 09/01/49	225	218
3.80%, 05/13/60	650	755
T-Mobile USA, Inc.
3.50%, 04/15/25	340	361
2.05%, 02/15/28	900	895
3.88%, 04/15/30	435	476
2.55%, 02/15/31	400	398
4.38%, 04/15/40	110	125
4.50%, 04/15/50	160	188
3.60%, 11/15/60 (e)	100	99
TWDC Enterprise 18 Corp.
7.00%, 03/01/32	50	70
Verizon Communications Inc.
3.38%, 02/15/25	223	237
1.45%, 03/20/26	325	323
4.13%, 03/16/27	300	334
4.33%, 09/21/28	400	454
4.02%, 12/03/29	982	1,099
1.75%, 01/20/31	130	123
4.50%, 08/10/33	180	212
2.65%, 11/20/40	180	171
3.40%, 03/22/41	215	226
4.86%, 08/21/46	850	1,095
2.99%, 10/30/56	232	220
3.70%, 03/22/61	405	439
Viacom Inc.
3.88%, 04/01/24	156	164
7.88%, 07/30/30	125	174
4.38%, 03/15/43	300	340
ViacomCBS Inc.
4.85%, 07/01/42	150	180
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	248
7.88%, 02/15/30 (i)	200	280
5.00%, 05/30/38	60	75
5.25%, 05/30/48	175	228
4.25%, 09/17/50	75	87
5.13%, 06/19/59	110	144
		31,328
Information Technology 2.3%
Adobe Inc.
2.30%, 02/01/30	200	204
Apple Inc.
2.40%, 05/03/23	650	665
0.75%, 05/11/23	300	301
3.45%, 05/06/24	400	423
1.80%, 09/11/24	135	138
1.13%, 05/11/25	250	249
0.70%, 02/08/26	255	249
2.45%, 08/04/26	320	335
3.35%, 02/09/27	400	434
3.20%, 05/11/27	150	162
3.00%, 11/13/27	620	666
2.20%, 09/11/29	300	307
1.65%, 05/11/30 - 02/08/31	445	435
2.38%, 02/08/41	90	88
4.65%, 02/23/46	300	394
4.25%, 02/09/47	60	75
3.75%, 09/12/47 - 11/13/47	160	188
2.95%, 09/11/49	300	310
2.65%, 05/11/50	250	246
2.55%, 08/20/60	155	145
2.80%, 02/08/61	240	239
Applied Materials, Inc.
3.90%, 10/01/25	350	381
Autodesk, Inc.
4.38%, 06/15/25	500	545
Broadcom Inc.
4.70%, 04/15/25	250	274
3.15%, 11/15/25	100	105
3.50%, 01/15/28	300	320
4.75%, 04/15/29	200	228
5.00%, 04/15/30	250	291
4.15%, 11/15/30	100	111
3.47%, 04/15/34 (e)	255	266
3.50%, 02/15/41 (e)	300	307
3.75%, 02/15/51 (e)	300	314
Cisco Systems, Inc.
3.63%, 03/04/24	300	318
3.50%, 06/15/25 (a)	100	108
2.50%, 09/20/26	400	420
Citrix Systems, Inc.
1.25%, 03/01/26	400	390
Corning Incorporated
5.75%, 08/15/40	95	129
3.90%, 11/15/49	300	340
4.38%, 11/15/57	40	48
Dell International L.L.C.
5.85%, 07/15/25 (i)	250	284
6.02%, 06/15/26 (i)	425	493
6.20%, 07/15/30 (i)	250	316
8.10%, 07/15/36 (i)	79	121
8.35%, 07/15/46 (i)	30	50
3.45%, 12/15/51 (e)	60	58
DXC Technology Company
2.38%, 09/15/28	300	294
Fiserv, Inc.
2.75%, 07/01/24	190	197
3.50%, 07/01/29	190	204
4.40%, 07/01/49	100	119
Hewlett Packard Enterprise Company
4.45%, 10/02/23	250	264
4.90%, 10/15/25 (j)	180	200
6.35%, 10/15/45 (j)	90	120
Intel Corporation
2.88%, 05/11/24	100	104
3.70%, 07/29/25	500	540
3.15%, 05/11/27	150	161
1.60%, 08/12/28	300	296
2.45%, 11/15/29	250	259
2.80%, 08/12/41	300	299
4.25%, 12/15/42	200	243
4.10%, 05/11/47	150	180
3.73%, 12/08/47	120	136
3.25%, 11/15/49	80	85
International Business Machines Corporation
3.00%, 05/15/24	300	313
7.00%, 10/30/25	200	241
3.45%, 02/19/26	135	145
3.50%, 05/15/29	210	228
5.88%, 11/29/32	100	131
4.15%, 05/15/39	500	578
4.00%, 06/20/42	200	230
4.25%, 05/15/49	150	182
Keysight Technologies, Inc.
4.55%, 10/30/24	300	324
KLA Corporation
3.30%, 03/01/50	300	321
MasterCard Incorporated
3.85%, 03/26/50	300	361
Microsoft Corporation
3.13%, 11/03/25	680	724
3.30%, 02/06/27	450	490
2.53%, 06/01/50	377	370
2.92%, 03/17/52	210	222
3.95%, 08/08/56	524	662
2.68%, 06/01/60	179	179
3.04%, 03/17/62	220	237
Motorola Solutions, Inc.
4.60%, 05/23/29	300	343
NVIDIA Corporation
1.55%, 06/15/28	300	297
3.50%, 04/01/40	300	337
NXP B.V.
5.55%, 12/01/28 (e)	100	120
Oracle Corporation
2.63%, 02/15/23	200	204
3.63%, 07/15/23	400	415

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
2.65%, 07/15/26	500	514
3.25%, 11/15/27	210	221
2.88%, 03/25/31	230	231
3.90%, 05/15/35	350	374
3.80%, 11/15/37	200	208
3.60%, 04/01/40	400	401
4.50%, 07/08/44	200	223
4.13%, 05/15/45	200	212
4.38%, 05/15/55	310	339
4.10%, 03/25/61	235	245
Paypal Holdings, Inc.
1.65%, 06/01/25	600	607
2.85%, 10/01/29	100	105
3.25%, 06/01/50	200	215
Qualcomm Incorporated
3.45%, 05/20/25	150	160
3.25%, 05/20/27	300	324
4.65%, 05/20/35	60	75
4.80%, 05/20/45	90	119
Texas Instruments Incorporated
1.90%, 09/15/31 (a)	300	296
4.15%, 05/15/48	75	94
Visa Inc.
3.15%, 12/14/25	305	326
1.10%, 02/15/31	300	280
2.70%, 04/15/40	400	407
3.65%, 09/15/47	45	52
2.00%, 08/15/50	280	246
VMware, Inc.
4.50%, 05/15/25 (i)	250	273
4.70%, 05/15/30 (i)	250	291
		30,663
Energy 2.2%
Baker Hughes Holdings LLC
2.77%, 12/15/22	500	509
3.34%, 12/15/27	400	427
4.49%, 05/01/30	500	575
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	204
BP Capital Markets America Inc.
3.63%, 04/06/30	750	827
2.94%, 06/04/51	85	82
BP Capital Markets P.L.C.
3.81%, 02/10/24	500	528
3.28%, 09/19/27	90	96
Burlington Resources Finance Co
7.20%, 08/15/31	100	140
Canadian Natural Resources Limited
5.85%, 02/01/35	150	188
6.25%, 03/15/38	150	198
Cenovus Energy Inc.
6.75%, 11/15/39	300	407
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	200
Chevron Corporation
3.19%, 06/24/23	500	516
2.95%, 05/16/26	110	117
2.24%, 05/11/30	180	183
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	38
2.34%, 08/12/50	40	37
CNOOC Limited
3.00%, 05/09/23	400	410
4.25%, 05/09/43	300	327
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	62
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	133
Conoco Funding Company
7.25%, 10/15/31	75	106
ConocoPhillips
6.95%, 04/15/29	200	263
4.85%, 08/15/48 (e)	70	92
Devon Energy Corporation
5.85%, 12/15/25	57	65
Enable Midstream Partners, LP
3.90%, 05/15/24	200	209
4.95%, 05/15/28	300	333
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	301
Energy Transfer LP
4.75%, 01/15/26	350	382
4.95%, 06/15/28	650	733
3.75%, 05/15/30	250	266
7.50%, 07/01/38	200	277
6.50%, 02/01/42	150	193
6.00%, 06/15/48	50	63
6.25%, 04/15/49	90	118
5.00%, 05/15/50	200	230
Enterprise Products Operating LLC
3.70%, 02/15/26	350	376
2.80%, 01/31/30	250	261
6.88%, 03/01/33	25	34
6.45%, 09/01/40	100	140
4.45%, 02/15/43	150	172
4.95%, 10/15/54	300	379
3.95%, 01/31/60	100	108
EOG Resources, Inc.
2.63%, 03/15/23	200	203
3.15%, 04/01/25	200	210
Equinor ASA
3.70%, 03/01/24	200	211
3.13%, 04/06/30	300	322
3.95%, 05/15/43	300	349
Exxon Mobil Corporation
1.57%, 04/15/23	250	253
3.04%, 03/01/26	315	333
2.28%, 08/16/26	150	155
2.61%, 10/15/30	360	374
3.00%, 08/16/39	300	307
4.11%, 03/01/46	205	240
3.10%, 08/16/49	200	203
Halliburton Company
3.80%, 11/15/25	150	162
7.45%, 09/15/39	250	368
5.00%, 11/15/45	120	144
Hess Corporation
7.30%, 08/15/31	23	31
5.60%, 02/15/41	400	496
HollyFrontier Corporation
5.88%, 04/01/26	240	269
Husky Energy Inc.
4.40%, 04/15/29	200	221
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	310
5.00%, 03/01/43	300	349
5.40%, 09/01/44	250	306
Kinder Morgan, Inc.
5.30%, 12/01/34	350	423
3.60%, 02/15/51	300	303
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	263
Marathon Petroleum Corporation
3.80%, 04/01/28	200	216
6.50%, 03/01/41	300	413
MPLX LP
4.88%, 06/01/25	250	273
4.50%, 04/15/38	105	118
5.50%, 02/15/49	80	102
4.90%, 04/15/58	110	128
ONEOK Partners, L.P.
6.65%, 10/01/36	150	198
ONEOK, Inc.
7.50%, 09/01/23	200	218
4.00%, 07/13/27	200	216
4.55%, 07/15/28	50	55
Ovintiv Canada ULC
7.20%, 11/01/31	130	169

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Phillips 66
4.65%, 11/15/34	250	295
Phillips 66 Partners LP
4.90%, 10/01/46	150	184
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	205
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	326
5.00%, 03/15/27	100	112
4.20%, 03/15/28	300	329
4.50%, 05/15/30	250	283
Shell International Finance B.V.
2.00%, 11/07/24	300	308
3.25%, 05/11/25 - 04/06/50	480	511
2.38%, 11/07/29	300	307
2.75%, 04/06/30	250	262
4.13%, 05/11/35	200	234
6.38%, 12/15/38	200	293
4.00%, 05/10/46	155	181
3.13%, 11/07/49	200	207
Suncor Energy Inc.
4.00%, 11/15/47	340	381
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	305
5.40%, 10/01/47	90	106
The Williams Companies, Inc.
3.50%, 11/15/30	250	267
Total Capital Canada Ltd.
2.75%, 07/15/23	300	309
Total Capital International
2.70%, 01/25/23	500	510
3.46%, 07/12/49	50	54
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	467
4.10%, 04/15/30	250	279
6.20%, 10/15/37	100	136
5.00%, 10/16/43	150	187
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	263
Valero Energy Partners LP
4.38%, 12/15/26	103	114
Williams Partners L.P.
4.00%, 09/15/25	350	377
3.75%, 06/15/27	300	324
6.30%, 04/15/40	200	271
		28,603
Utilities 2.1%
AEP Texas Inc.
3.45%, 01/15/50	10	10
Alabama Power Company
6.00%, 03/01/39	250	347
4.30%, 01/02/46	250	300
3.70%, 12/01/47	200	223
3.13%, 07/15/51	400	410
Ameren Illinois Company
3.25%, 03/01/25	250	263
American Water Capital Corp.
3.75%, 09/01/47	100	112
Appalachian Power Company
3.70%, 05/01/50	400	434
Arizona Public Service Company
4.50%, 04/01/42	100	117
Atmos Energy Corporation
1.50%, 01/15/31 (a)	300	281
4.13%, 10/15/44	300	346
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	300
3.50%, 08/15/46	160	174
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	204
3.25%, 04/15/28	200	215
6.13%, 04/01/36	400	545
3.80%, 07/15/48	100	112
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	207
CMS Energy Corporation
4.75%, 06/01/50	300	326
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	387
5.70%, 06/15/40	100	134
3.88%, 06/15/47	300	331
Dominion Energy, Inc.
2.85%, 08/15/26	350	365
3.38%, 04/01/30	250	266
DTE Electric Company
3.38%, 03/01/25	200	211
2.63%, 03/01/31	250	258
2.95%, 03/01/50	400	406
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	806
5.30%, 02/15/40	300	394
3.70%, 12/01/47	200	224
3.20%, 08/15/49	500	524
Duke Energy Florida, LLC
3.40%, 10/01/46	60	63
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	335
Duke Energy Progress, LLC
4.20%, 08/15/45	250	299
Eversource Energy
3.80%, 12/01/23	100	105
2.90%, 10/01/24	300	311
3.30%, 01/15/28	200	213
Exelon Corporation
3.95%, 06/15/25	150	161
4.95%, 06/15/35	250	301
Florida Power & Light Company
3.70%, 12/01/47	40	46
4.13%, 06/01/48	600	739
Iberdrola International B.V.
6.75%, 07/15/36	150	222
Kentucky Utilities Company
5.13%, 11/01/40	300	385
MidAmerican Energy Company
3.50%, 10/15/24	200	211
6.75%, 12/30/31	50	69
3.15%, 04/15/50	125	131
National Fuel Gas Company
3.95%, 09/15/27 (i)	301	319
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	415
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	400	399
NiSource Finance Corp.
3.49%, 05/15/27	200	215
4.38%, 05/15/47	200	238
NiSource Inc.
0.95%, 08/15/25	600	584
1.70%, 02/15/31	500	467
Northern States Power Company
4.13%, 05/15/44	500	595
NorthWestern Corporation
4.18%, 11/15/44	150	176
NSTAR Electric Company
3.20%, 05/15/27	200	214
Ohio Power Company
2.60%, 04/01/30	200	206
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	184
5.25%, 09/30/40	200	266
3.80%, 09/30/47	200	232
Pacific Gas And Electric Company
3.15%, 01/01/26	345	353
2.10%, 08/01/27	435	421
4.55%, 07/01/30	235	255
4.50%, 07/01/40	240	252
4.95%, 07/01/50	275	302

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
3.50%, 08/01/50	105	98
PacifiCorp
2.95%, 06/01/23	300	307
6.25%, 10/15/37	200	279
PECO Energy Company
4.15%, 10/01/44	250	297
2.85%, 09/15/51	500	499
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	283
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	234
3.00%, 10/01/49	250	256
Progress Energy, Inc.
7.75%, 03/01/31	300	419
Public Service Electric and Gas Company
3.00%, 05/15/27	200	212
5.50%, 03/01/40	200	270
2.05%, 08/01/50	300	255
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	185
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	270
3.25%, 09/15/49	170	178
San Diego Gas & Electric Company
2.50%, 05/15/26	250	259
1.70%, 10/01/30	200	192
Sempra Energy
4.00%, 02/01/48	50	56
Southern California Edison Company
6.00%, 01/15/34	75	97
5.63%, 02/01/36	195	246
5.95%, 02/01/38	100	130
4.05%, 03/15/42	200	217
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	234
3.15%, 09/30/51	400	402
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	336
The Southern Company
3.70%, 04/30/30 (g)	250	270
4.40%, 07/01/46	400	472
Union Electric Company
3.65%, 04/15/45	350	392
Virginia Electric and Power Company
6.00%, 05/15/37	200	275
4.45%, 02/15/44	100	122
4.00%, 11/15/46	300	349
Washington Gas Light Company
3.80%, 09/15/46	200	229
Xcel Energy Inc.
0.50%, 10/15/23	400	397
2.60%, 12/01/29	300	306
		27,939
Industrials 1.9%
3M Company
2.00%, 02/14/25	345	353
2.38%, 08/26/29	690	708
Air Lease Corporation
0.70%, 02/15/24 (a)	400	394
3.25%, 03/01/25	300	311
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	318
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	143
5.75%, 05/01/40	400	554
Canadian National Railway Company
3.65%, 02/03/48	300	341
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	134
Carrier Global Corporation
2.72%, 02/15/30	125	128
3.58%, 04/05/50	505	537
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	309
Caterpillar Inc.
3.40%, 05/15/24	500	526
2.60%, 04/09/30	250	261
3.25%, 04/09/50	250	276
CSX Corporation
3.80%, 03/01/28	300	329
5.50%, 04/15/41	205	275
4.30%, 03/01/48	50	61
3.95%, 05/01/50	300	354
Cummins Inc.
1.50%, 09/01/30 (a)	300	283
2.60%, 09/01/50	200	188
Deere & Company
3.90%, 06/09/42	200	238
Dover Corporation
5.38%, 03/01/41	150	194
Eaton Corporation
4.15%, 11/02/42	100	118
Emerson Electric Co.
2.63%, 02/15/23	360	366
Equifax Inc.
3.10%, 05/15/30	250	262
FedEx Corporation
3.25%, 04/01/26	300	320
4.25%, 05/15/30	300	341
3.88%, 08/01/42	200	220
4.55%, 04/01/46	300	360
5.25%, 05/15/50	100	134
General Electric Capital Corporation
6.88%, 01/10/39	300	447
Honeywell International Inc.
1.10%, 03/01/27 (a) (i)	300	292
1.75%, 09/01/31	500	485
3.81%, 11/21/47	300	358
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	213
3.80%, 03/21/29	200	218
4.50%, 03/21/49	200	244
John Deere Capital Corporation
3.45%, 06/07/23 - 03/07/29	215	231
Kansas City Southern
3.50%, 05/01/50	300	320
Kennametal Inc.
4.63%, 06/15/28	100	112
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	267
2.90%, 12/15/29	300	310
5.05%, 04/27/45	250	328
Lockheed Martin Corporation
3.55%, 01/15/26	200	217
4.50%, 05/15/36	105	128
4.07%, 12/15/42	243	288
4.09%, 09/15/52	107	132
Massachusetts Institute of Technology
4.68%, 07/01/14	250	374
Norfolk Southern Corporation
2.90%, 02/15/23	79	80
3.85%, 01/15/24	200	210
2.30%, 05/15/31	300	302
4.84%, 10/01/41	224	281
2.90%, 08/25/51	500	494
Northrop Grumman Corporation
3.25%, 01/15/28	150	160
4.75%, 06/01/43	155	196
3.85%, 04/15/45	250	283
Otis Worldwide Corporation
3.11%, 02/15/40	300	307
Parker-Hannifin Corporation
4.00%, 06/14/49	40	47
Precision Castparts Corp.
2.50%, 01/15/23	300	304
Raytheon BBN Technologies Corp.
4.80%, 12/15/43	25	32
Roper Technologies, Inc.
1.40%, 09/15/27	300	291

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Snap-on Incorporated
3.25%, 03/01/27	500	537
Southwest Airlines Co.
5.25%, 05/04/25	300	333
5.13%, 06/15/27	200	229
2.63%, 02/10/30	600	599
The Boeing Company
4.88%, 05/01/25 (i)	315	345
2.70%, 02/01/27	125	127
5.04%, 05/01/27 (i)	100	113
2.95%, 02/01/30	125	127
5.15%, 05/01/30 (i)	285	332
5.88%, 02/15/40	25	32
5.71%, 05/01/40 (i)	800	1,023
3.90%, 05/01/49	40	42
3.95%, 08/01/59	125	129
Union Pacific Corporation
3.95%, 09/10/28	300	337
3.84%, 03/20/60	445	521
3.80%, 04/06/71	50	58
United Parcel Service, Inc.
6.20%, 01/15/38	350	505
3.75%, 11/15/47	70	83
United Technologies Corporation
3.13%, 05/04/27	400	426
4.13%, 11/16/28	595	666
4.50%, 06/01/42	300	372
4.05%, 05/04/47	200	233
4.63%, 11/16/48	90	115
W. W. Grainger, Inc.
4.60%, 06/15/45	200	255
Waste Management, Inc.
4.15%, 07/15/49	50	63
		24,889
Consumer Staples 1.6%
Altria Group, Inc.
4.80%, 02/14/29	180	203
5.80%, 02/14/39	110	132
4.50%, 05/02/43	200	209
5.95%, 02/14/49	400	499
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	582
4.90%, 02/01/46	300	380
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	326
3.50%, 06/01/30	110	121
5.45%, 01/23/39	500	654
4.44%, 10/06/48	662	793
5.80%, 01/23/59	295	428
4.60%, 06/01/60	155	193
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	312
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	491
BAT Capital Corp.
3.22%, 09/06/26	250	260
2.73%, 03/25/31 (a)	300	291
4.39%, 08/15/37	150	158
4.54%, 08/15/47	150	156
3.98%, 09/25/50	200	193
Campbell Soup Company
4.15%, 03/15/28	300	333
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	212
3.95%, 08/01/47	200	237
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	205
Conagra Brands, Inc.
1.38%, 11/01/27	300	288
5.30%, 11/01/38	55	70
5.40%, 11/01/48	55	74
Constellation Brands, Inc.
3.15%, 08/01/29	400	421
Costco Wholesale Corporation
3.00%, 05/18/27	80	86
1.38%, 06/20/27	300	298
Diageo Capital PLC
2.63%, 04/29/23	300	306
Dollar General Corporation
3.25%, 04/15/23	250	256
General Mills, Inc.
3.65%, 02/15/24	303	317
4.20%, 04/17/28	105	117
Keurig Dr Pepper Inc.
4.06%, 05/25/23	101	105
4.60%, 05/25/28	300	341
Massachusetts Institute of Technology
5.60%, 07/01/11	300	530
McCormick & Company, Incorporated
0.90%, 02/15/26	405	391
1.85%, 02/15/31	300	287
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	259
Molson Coors Beverage Company
3.00%, 07/15/26	500	524
PepsiCo, Inc.
3.00%, 10/15/27	500	535
3.45%, 10/06/46	90	101
2.75%, 10/21/51	50	52
3.88%, 03/19/60	400	505
Philip Morris International Inc.
4.38%, 11/15/41	300	343
Reynolds American Inc.
4.85%, 09/15/23	150	159
5.70%, 08/15/35	100	118
Sysco Corporation
5.95%, 04/01/30 (i)	266	332
The Coca-Cola Company
1.75%, 09/06/24	250	255
1.00%, 03/15/28	300	288
2.13%, 09/06/29	250	254
1.38%, 03/15/31	300	283
2.25%, 01/05/32	350	356
2.88%, 05/05/41	300	312
3.00%, 03/05/51	300	318
2.50%, 03/15/51	400	384
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	31
3.13%, 12/01/49	225	245
The J. M. Smucker Company
3.50%, 03/15/25	300	319
3.38%, 12/15/27	250	269
The Kroger Co.
4.50%, 01/15/29	300	346
7.50%, 04/01/31	150	211
4.45%, 02/01/47	300	364
Tyson Foods, Inc.
5.15%, 08/15/44	200	262
Unilever Capital Corporation
1.38%, 09/14/30	500	473
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	213
4.10%, 04/15/50	400	449
Walmart Inc.
3.40%, 06/26/23	500	520
2.85%, 07/08/24	125	131
2.65%, 12/15/24	300	314
3.70%, 06/26/28	185	207
3.63%, 12/15/47	300	357
		21,344
Consumer Discretionary 1.5%
Advance Auto Parts, Inc.
1.75%, 10/01/27	400	390
Alibaba Group Holding Limited
3.40%, 12/06/27	400	424
4.50%, 11/28/34	300	342

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Amazon.com, Inc.
3.15%, 08/22/27	740	800
1.65%, 05/12/28	400	400
1.50%, 06/03/30	130	126
3.88%, 08/22/37	170	200
2.88%, 05/12/41	300	310
2.50%, 06/03/50	200	190
4.25%, 08/22/57	320	409
2.70%, 06/03/60	55	53
3.25%, 05/12/61	240	257
American Honda Finance Corporation
0.88%, 07/07/23	400	400
3.45%, 07/14/23	200	208
1.20%, 07/08/25	400	399
1.00%, 09/10/25	300	295
AutoNation, Inc.
4.75%, 06/01/30 (i)	350	400
AutoZone, Inc.
3.25%, 04/15/25	350	367
3.75%, 06/01/27	200	218
California Institute of Technology
4.32%, 08/01/45	40	52
Discovery Communications, LLC
3.63%, 05/15/30 (a)	400	428
4.00%, 09/15/55	319	337
Dollar Tree, Inc.
4.20%, 05/15/28	90	100
eBay Inc.
1.40%, 05/10/26	300	296
3.65%, 05/10/51	15	16
General Motors Company
5.00%, 04/01/35	200	238
5.15%, 04/01/38	70	84
5.40%, 04/01/48	190	244
General Motors Financial Company, Inc.
1.25%, 01/08/26	200	195
2.40%, 04/10/28	300	300
2.35%, 01/08/31	400	389
2.70%, 06/10/31 (a)	400	399
Hasbro, Inc.
6.35%, 03/15/40	300	415
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	224
Lowe`s Companies, Inc.
1.70%, 09/15/28	300	294
3.65%, 04/05/29	75	82
1.70%, 10/15/30 (a)	400	380
2.80%, 09/15/41	300	293
4.55%, 04/05/49	375	470
3.00%, 10/15/50	300	296
Marriott International, Inc.
3.13%, 06/15/26	500	523
McDonald's Corporation
3.70%, 01/30/26	175	189
6.30%, 03/01/38	200	285
4.88%, 12/09/45	165	212
3.63%, 09/01/49	200	222
NIKE, Inc.
2.25%, 05/01/23	200	203
2.85%, 03/27/30	400	425
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	284
PVH Corp.
4.63%, 07/10/25 (i)	400	437
Sands China Ltd.
5.13%, 08/08/25 (i)	400	418
Starbucks Corporation
4.00%, 11/15/28	200	223
2.55%, 11/15/30	500	510
4.50%, 11/15/48	200	248
4.45%, 08/15/49	50	62
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	25
The Home Depot, Inc.
3.00%, 04/01/26	500	531
1.38%, 03/15/31	300	283
5.88%, 12/16/36	600	847
3.13%, 12/15/49	200	211
3.50%, 09/15/56	200	226
Toyota Motor Corporation
3.42%, 07/20/23	200	208
3.67%, 07/20/28	200	221
Toyota Motor Credit Corporation
2.00%, 10/07/24	170	174
1.80%, 02/13/25	400	406
2.15%, 02/13/30	500	503
University of Notre Dame du Lac
3.44%, 02/15/45	250	290
University of Southern California
3.03%, 10/01/39	450	476
5.25%, 10/01/11	20	32
		20,394
Real Estate 1.1%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	212
4.50%, 07/30/29	250	288
4.85%, 04/15/49	300	389
American Tower Corporation
2.40%, 03/15/25	200	205
1.60%, 04/15/26	500	496
1.50%, 01/31/28	500	479
3.80%, 08/15/29	90	98
2.70%, 04/15/31	375	378
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	360
Boston Properties Limited Partnership
3.80%, 02/01/24	250	261
3.20%, 01/15/25	200	209
2.90%, 03/15/30	200	204
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	420
Corporate Office Properties Trust
2.00%, 01/15/29 (a)	750	724
Crown Castle International Corp.
3.20%, 09/01/24	330	345
3.70%, 06/15/26	140	150
3.65%, 09/01/27	80	86
3.25%, 01/15/51	50	49
Equinix, Inc.
1.45%, 05/15/26	300	294
3.40%, 02/15/52	300	306
Essex Portfolio, L.P.
3.88%, 05/01/24	200	211
Federal Realty Investment Trust
4.50%, 12/01/44	100	119
FMS Wertmanagement
2.75%, 03/06/23	500	512
GLP Financing, LLC
5.38%, 04/15/26	150	167
5.75%, 06/01/28	300	346
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	300
Kimco Realty Corporation
2.70%, 10/01/30	200	204
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	209
1.10%, 09/15/26	350	339
1.70%, 02/15/31	300	286
National Retail Properties, Inc.
3.10%, 04/15/50	200	195
Office Properties Income Trust
2.65%, 06/15/26	400	397
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	267
ProLogis, L.P.
2.13%, 04/15/27	100	102
2.25%, 04/15/30	175	176

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
3.00%, 04/15/50	35	36
Public Storage, Inc.
1.85%, 05/01/28	300	299
Realty Income Corporation
4.13%, 10/15/26	250	276
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	474
Simon Property Group, L.P.
3.30%, 01/15/26	500	531
2.65%, 07/15/30	200	204
4.25%, 11/30/46	200	236
3.25%, 09/13/49	65	67
3.80%, 07/15/50	200	225
Store Capital Corporation
4.50%, 03/15/28	200	222
Tanger Properties Limited Partnership
2.75%, 09/01/31	400	384
UDR, Inc.
2.10%, 08/01/32	200	191
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	264
3.00%, 01/15/30	200	207
Welltower Inc.
4.95%, 09/01/48	150	196
Weyerhaeuser Company
7.38%, 03/15/32	200	281
		13,876
Materials 0.6%
Albemarle Corporation
5.45%, 12/01/44	150	195
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	232
2.30%, 07/15/30	300	302
5.32%, 11/15/38	90	116
5.42%, 11/15/48	115	161
Eastman Chemical Company
3.80%, 03/15/25	189	202
Ecolab Inc.
1.30%, 01/30/31	300	281
2.13%, 08/15/50	200	176
2.75%, 08/18/55	75	74
FMC Corporation
4.50%, 10/01/49	300	362
LYB International Finance III, LLC
3.80%, 10/01/60	200	211
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	323
MOS Holdings Inc.
4.88%, 11/15/41	20	23
NewMarket Corporation
2.70%, 03/18/31	400	397
Newmont Corporation
5.88%, 04/01/35	200	259
Nucor Corporation
2.70%, 06/01/30	300	309
2.98%, 12/15/55	200	199
Nutrien Ltd.
2.95%, 05/13/30	300	316
3.95%, 05/13/50	300	350
PPG Industries, Inc.
2.80%, 08/15/29	200	209
2.55%, 06/15/30	300	306
Praxair, Inc.
2.65%, 02/05/25	400	416
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	340
Southern Copper Corporation
7.50%, 07/27/35	150	215
Steel Dynamics, Inc.
3.25%, 10/15/50	115	116
The Dow Chemical Company
5.25%, 11/15/41	200	258
4.63%, 10/01/44	250	306
The Sherwin-Williams Company
3.45%, 06/01/27	700	758
4.50%, 06/01/47	70	87
Vale Overseas Ltd
3.75%, 07/08/30	100	104
6.88%, 11/21/36	400	535
Westlake Chemical Corporation
3.38%, 08/15/61	200	193
		8,331
Total Corporate Bonds And Notes (cost $356,531)		358,812
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-A3-1, 0.37%, 04/18/24	200	199
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	400	403
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	200	211
Bank 2019-BNK23
Series 2019-A3-BNK23, REMIC, 2.92%, 11/16/29	500	528
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (d)	400	414
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,200	1,324
Capital One Prime Auto Receivables Trust 2019-1
Series 2019-A4-1, 2.56%, 10/15/24	200	204
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (d)	300	319
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,331
Chase Issuance Trust
Series 2020-A1-A1, 1.53%, 01/15/23	100	101
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	524
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	686	720
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	320
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	513
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	492
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	526
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	417
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	509
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,044
Ford Credit Auto Owner Trust 2019-B
Series 2019-A4-B, REMIC, 2.24%, 11/15/22	300	304
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	212
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	106
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	315
Hyundai Auto Receivables Trust 2020-A
Series 2020-A4-A, 1.72%, 06/15/26	200	203
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	982	998
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	520
Mercedes-Benz Auto Lease Trust 2021-B
Series 2021-A3-B, 0.40%, 01/15/24	400	397
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A3-1, 0.55%, 02/18/25	1,000	1,000
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	525
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	521
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	300	333
Santander Drive Auto Receivables Trust 2021-1
Series 2021-D-1, 1.13%, 11/16/26	200	198
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,037
Toyota Auto Receivables 2021-A Owner Trust
Series 2021-A3-A, 0.26%, 03/15/24	150	149
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	133	138
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	163	170
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	300	299
Wells Fargo Commercial Mortgage Trust
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,122
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	307	310
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	525
World Omni Auto Receivables Trust
Series 2020-A4-B, 0.82%, 04/15/24	200	199
Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,936)		19,680
SHORT TERM INVESTMENTS 13.3%
Investment Companies 13.1%
JNL Government Money Market Fund, 0.01% (f) (k)	172,796	172,796
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (f) (k)	3,452	3,452
Total Short Term Investments (cost $176,248)		176,248
Total Investments 112.9% (cost $1,491,405)		1,492,022
Total Forward Sales Commitments (0.1)% (proceeds $1,659)		(1,660)
Other Assets and Liabilities, Net (12.8)%		(169,100)
Total Net Assets 100.0%		1,321,262

(a) All or a portion of the security was on loan as of December 31, 2021.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $170,742.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $1,825 and 0.1% of the Fund.

(f) Investment in affiliate.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 01/15/37 (a)	(150)	(157)
TBA, 4.00%, 01/15/37 (a)	(75)	(79)
TBA, 4.00%, 02/15/48 (a)	(200)	(213)
TBA, 4.50%, 02/15/48 (a)	(200)	(214)
TBA, 3.50%, 01/15/52 (a)	(100)	(105)
TBA, 3.50%, 02/15/52 (a)	(300)	(316)
Government National Mortgage Association
TBA, 4.00%, 02/15/47 (a)	(300)	(316)
TBA, 3.50%, 02/15/52 (a)	(250)	(260)
Total Government And Agency Obligations (proceeds $1,659)		(1,660)
Total Forward Sales Commitments (0.1%) (proceeds $1,659)		(1,660)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2021, the total proceeds for investments sold on a delayed delivery basis was $1,659.

JNL Bond Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd, 3.95%, 05/25/51	—	497	226	9	27	31	329	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	937,282	—	937,282
Corporate Bonds And Notes	—	358,812	—	358,812
Non-U.S. Government Agency Asset-Backed Securities	—	19,680	—	19,680
Short Term Investments	176,248	—	—	176,248
	176,248	1,315,774	—	1,492,022
Liabilities - Securities
Government And Agency Obligations	—	(1,660)	—	(1,660)
	—	(1,660)	—	(1,660)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 97.0%
China 30.0%
360 Security Technology Inc. - Class A (a)	66	131
51job Inc. - ADR (a)	4	175
AAC Technologies Holdings Inc.	99	393
Aecc Aviation Power Co., Ltd. - Class A	29	283
Agricultural Bank of China Limited - Class A	1,653	762
Agricultural Bank of China Limited - Class H	3,913	1,346
Alibaba Group Holding Limited (a) (b)	1,969	29,558
Alibaba Health Information Technology Limited (a) (c)	570	480
Aluminum Corporation of China Limited - Class A (a)	143	137
Aluminum Corporation of China Limited - Class H (a)	510	285
Angel Yeast Co., Ltd. - Class A	9	81
Angelalign Technology Inc. (a) (b)	1	45
Anhui Conch Cement Company Limited - Class A	39	249
Anhui Conch Cement Company Limited - Class H (c)	161	805
Anhui Gujing Distillery Co., Ltd. - Class A	4	157
Anhui Gujing Distillery Co., Ltd. - Class B	14	193
Anhui Kouzi Wine Industry Co., Ltd. - Class A	7	74
Anhui Yingjia Distillery Co.,Ltd. - Class A (a)	6	62
ANTA Sports Products Limited	154	2,310
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	13	649
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	3	170
Autobio Diagnostics Co., Ltd. - Class A	5	39
Autohome Inc. (a) (b) (c)	32	228
Avary Holding (Shenzhen) Co., Limited - Class A	12	80
AVIC Capital - Class A	97	61
Avic Electromechanical Systems Co., Ltd. - Class A	42	120
AviChina Industry & Technology Co. Ltd. - Class H	349	241
Baidu, Inc. - Class A (a) (b)	298	5,494
Bank of Beijing Co., Ltd. - Class A	210	146
Bank of Changsha Co., Ltd. - Class A	34	42
Bank of Chengdu Co., Ltd. - Class A	40	76
Bank of China Limited - Class A	762	365
Bank of China Limited - Class H	10,341	3,729
Bank of Communications Co., Ltd. - Class A	266	193
Bank of Communications Co., Ltd. - Class H	2,979	1,799
Bank of Jiangsu Co.,Ltd. - Class A	153	140
Bank of Nanjing Co., Ltd. - Class A	108	152
Bank of Ningbo Co., Ltd. - Class A	65	387
Bank of Shanghai Co., Ltd. - Class A	147	165
Baoshan Iron & Steel Co., Ltd. - Class A	231	259
BBMG Corporation - Class A	167	75
BeiGene, Ltd. (a) (b)	91	1,861
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	76
Beijing Enterprises Holdings Ltd.	77	265
Beijing Enterprises Water Group Limited	648	252
Beijing Huaer Company Limited - Class A	48	58
Beijing Kingsoft Office Software Co.,Ltd - Class A (a)	5	191
Beijing New Building Material (Group) Co., Ltd. - Class A	18	102
Beijing Roborock Technology Co., Ltd. - Class A (a)	1	88
Beijing Shiji Information Technology Co., Ltd. - Class A	17	78
Beijing Shunxin Agriculture Co., Ltd. - Class A	8	46
Beijing Tiantan Biological Products Corporation Limited - Class A	13	58
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A (a)	5	156
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	25	30
Bicycle Club Joint Venture, L.P. - Class A	35	196
Bii Group Holdings Ltd. (b) (c)	209	198
Bilibili Inc. (a)	30	1,354
Bluestar Adisseo Co., Ltd - Class A	24	47
BOC Hong Kong Holdings Ltd.	480	1,575
BOC International (China) Co.,Ltd. - Class A (a)	25	53
BOE Technology Group Co., Ltd. - Class A	391	309
BOE Technology Group Co., Ltd. - Class B	113	51
Brilliance China Automotive Holdings Ltd. (d)	456	341
BYD Company Limited - Class A	21	875
BYD Company Limited - Class H	105	3,572
BYD Electronic (International) Company Limited (c)	87	318
Caitong Securities Co., Ltd. - Class A	38	66
Cansino Biologics Inc. - Class A (a)	1	33
Cansino Biologics Inc. - Class H (a) (b) (c)	10	222
Chacha Food Company, Limited - Class A	5	52
Changchun High And New Technology Industry (Group) Inc. - Class A	4	183
Changjiang Securities Co., Ltd. - Class A	59	70
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	93
Chifeng Jilong Gold Mining Co., Ltd. - Class A (a)	18	42
China Baoan Group Co., Ltd. - Class A (a)	32	71
China CITIC Bank Corporation Limited - Class H	1,288	559
China Coal Energy Company Limited - Class A	84	83
China Coal Energy Company Limited - Class H	212	123
China Conch Venture Holdings Limited	215	1,048
China Construction Bank Corporation - Class A	68	62
China Construction Bank Corporation - Class H	13,840	9,585
China CSSC Holdings Limited - Class A	41	159
China Eastern Airlines Corporation Limited - Class A (a)	150	121
China Eastern Airlines Corporation Limited - Class H (a) (c)	96	36
China Everbright Bank Company Limited - Class A	409	213
China Everbright Bank Company Limited - Class H	466	165
China Evergrande Group (a) (c)	567	192
China Feihe Limited (b)	396	533
China Galaxy Securities Co., Ltd. - Class A	58	101
China Galaxy Securities Co., Ltd. - Class H	399	230
China General Nuclear Power Corporation - Class H (b)	1,495	454
China Hongqiao Group Limited	288	305
China Huarong Asset Management Co., Ltd. - Class H (a) (b) (d)	1,791	234
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H (b)	194	536
China International Capital Corporation Limited. - Class A (a)	9	65
China International Marine Containers (Group) Co., Ltd. - Class A (a)	41	111
China International Travel Service Company, Limited - Class A	22	754
China Jinmao Holdings Group Limited	674	208
China Jushi Co.,Ltd. - Class A	41	118
China Lesso Group Holdings Limited	146	209
China Life Insurance Company Limited - Class H	976	1,616
China Literature Limited (a) (b) (c)	59	370
China Longyuan Power Group Corporation Limited - Class H	428	1,000
China Medical System Holdings Limited	177	296
China Merchants Bank Co., Ltd. - Class A	230	1,754
China Merchants Bank Co., Ltd. - Class H	498	3,871
China Merchants Holdings International Co. Ltd.	202	368
China Merchants Securities Co., Ltd. - Class H (b) (c)	82	125
China Merchants Securities Co.,Ltd. - Class A	97	269
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	147
China Minsheng Banking Corp., Ltd. - Class A	365	223
China Minsheng Banking Corp., Ltd. - Class H (c)	638	244
China Molybdenum Co.,Ltd - Class A	217	190
China National Building Material Co., Ltd. - Class H	588	721
China National Nuclear Power Co Ltd - Class A	189	247
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	38	269
China Oilfield Services Limited - Class A	22	51
China Oilfield Services Ltd. - Class H	214	188
China Overseas Land & Investment Ltd.	518	1,227
China Pacific Insurance (Group) Co., Ltd. - Class A	75	319

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
China Pacific Insurance (Group) Co., Ltd. - Class H	351	950
China Petroleum & Chemical Corporation - Class A	315	209
China Petroleum & Chemical Corporation - Class H	3,492	1,626
China Railway Group Limited - Class A	176	160
China Railway Group Limited - Class H	546	288
China Resources Enterprise Ltd.	208	1,701
China Resources Gas Group Ltd.	112	633
China Resources Land Ltd.	393	1,656
China Resources Mixc Lifestyle Services Limited (b)	88	409
China Resources Power Holdings Co. Ltd.	247	828
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A	12	66
China Shenhua Energy Company Limited - Class A	79	280
China Shenhua Energy Company Limited - Class H	460	1,079
China Southern Airlines Co., Ltd. - Class A (a)	82	88
China Southern Airlines Co., Ltd. - Class H (a) (c)	272	163
China Taiping Insurance Holdings Co. Ltd.	177	243
China Tower Corporation Limited - Class H (b)	5,996	661
China Transinfo Technology Co., Ltd. - Class A	18	41
China Vanke Co., Ltd. - Class A	104	321
China Vanke Co., Ltd. - Class H	217	505
China Yangtze Power Co., Ltd. - Class A	243	865
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A (a)	6	107
China Zheshang Bank Co., Ltd. - Class A	149	82
China Zheshang Bank Co., Ltd. - Class H (b) (c)	23	10
Chongqing Brewery Co., Ltd. - Class A (a)	5	123
Chongqing Changan Automobile Company Limited - Class A	83	197
Chongqing Changan Automobile Company Limited - Class B	77	43
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	8	49
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	43
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	133
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	54	54
CIFI Holdings (Group) Co. Ltd.	502	302
CITIC Pacific Ltd.	787	777
Citic Pacific Special Steel Group - Class A (a)	40	127
Citic Securities Co., Ltd. - Class A	130	537
Citic Securities Co., Ltd. - Class H	207	539
CNPC Capital Company Limited - Class A	102	83
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	105	97
Country Garden Holdings Company Limited	987	875
Country Garden Services Holdings Company Limited	245	1,468
CSC Financial Co., Ltd. - Class A (a)	23	104
CSPC Pharmaceutical Group Ltd.	1,127	1,225
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	6	38
Datang International Power Generation Co., Ltd. - Class A	124	63
DHC Software Co.,Ltd - Class A	38	47
Do-Fluoride New Materials Co., Ltd - Class A (a)	8	54
Dongfang Electric Corporation Limited - Class A (a)	52	174
Dongxing Securities Co., Ltd. - Class A	31	56
Dragon Delight Holdings Company Limited	145	111
Ecovacs Robotics Co.,Ltd - Class A	7	154
ENN Ecological Holdings Co., Ltd. - Class A (a)	18	52
ENN Energy Holdings Ltd.	103	1,939
Everbright Securities Company Limited - Class A	51	118
Far East Horizon Limited	254	226
Flat Glass Group Co., Ltd. - Class A	20	182
Flat Glass Group Co., Ltd. - Class H (c)	51	259
Foshan Haitian Flavoring & Food Co., Ltd - Class A	42	695
Fosun International Limited	295	318
Founder Securities Co., Ltd. - Class A	92	112
Foxconn Industrial Internet Co., Ltd. - Class A (a)	84	157
Fujian Anjing Food Co., Ltd. - Class A	3	70
Fujian Sunner Development Co., Ltd. - Class A	14	52
Fuyao Glass Industry Group Co., Ltd. - Class A	22	163
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	84	431
Fuzhou Tianyu Electric Co.,Ltd. - Class A (a)	45	115
Gan & Lee Pharmaceuticals - Class A	6	69
Ganfeng Lithium Co., Ltd. - Class A	14	311
Ganfeng Lithium Co., Ltd. - Class H (b)	37	587
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	1	53
GD Power Development Co.,Ltd. - Class A (a)	110	55
GDS Holdings Ltd. - Class A (a) (e)	126	727
Geely Automobile Holdings Ltd.	672	1,827
GEM Co., Ltd - Class A (a)	46	74
Gemdale Corporation - Class A	41	83
GenScript Biotech Corporation (a)	148	656
GF Securities Co., Ltd. - Class A	59	228
GF Securities Co., Ltd. - Class H	143	272
GigaDevice Semiconductor (Beijing) Inc. - Class A	7	193
Glodon Company Limited - Class A	13	129
Goertek Inc. - Class A	36	303
Gongniu Group Co., Ltd. - Class A (a)	2	42
Great Wall Motor Co. Ltd. - Class H	419	1,435
Great Wall Motor Company Limited - Class A	32	239
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	62
Gree Electric Appliances, Inc. of Zhuhai - Class A	57	333
Greenland Holding Group Co., Ltd - Class A	92	62
GRG Banking Equipment Co., Ltd. - Class A	25	47
Guangdong Haid Group Co., Ltd. - Class A	18	206
Guangdong Investment Ltd.	388	493
Guangdong Kin Long Hardware Products Co., Ltd. - Class A	4	100
Guangxi Guiguan Electric Power Co., Ltd. - Class A	58	59
Guangzhou Automobile Group Co., Ltd. - Class A (a)	64	152
Guangzhou Automobile Group Co., Ltd. - Class H	268	264
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	25	136
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	58
Guangzhou Haige Communications Group Incorporated Company - Class A	29	49
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	5	86
Guangzhou Shiyuan Electronic Technology Co.,Ltd. - Class A	7	92
Guangzhou Tinci Materials Technology Co., Ltd. - Class A (a)	10	185
Guangzhou Yuexiu Financial Holdings Group Co. ,Ltd. - Class A	30	40
Guolian Securities Co.,Ltd. - Class A	20	43
Guosen Securities Co., Ltd. - Class A	65	117
Guotai Junan Securities Co., Ltd. - Class A	101	283
Guotai Junan Securities Co., Ltd. - Class H (b)	94	146
Guoxuan High-Tech Co., Ltd. - Class A (a)	14	109
Haidilao International Holding Ltd. (b) (c)	124	281
Haier Smart Home Co., Ltd - Class A	72	337
Haier Smart Home Co., Ltd - Class H	305	1,287
Haitian International Holdings Limited	90	250
Haitong Securities Co., Ltd. - Class A	116	224
Haitong Securities Co., Ltd. - Class H	393	348
Hangzhou Bank Co., Ltd. - Class A	66	132
Hangzhou First Applied Material Co., Ltd. - Class A	10	204
Hangzhou Robam Appliances Co., Ltd. - Class A	10	55
Hangzhou Silan Microelectronics Co., Ltd. - Class A (a)	14	114
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	91
Harris County School District - Class A (a)	495	374
Hedy Holding Co., Ltd. - Class A	156	201
Hefei Meyer Optoelectronic Technology Inc. - Class A	8	45
Heilongjiang Agriculture Company Limited - Class A	21	47
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	32	160
Hengan International Group Co. Ltd.	93	481
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	65	235
Hengsheng Chemical Industry Co., Ltd. - Class A	22	109
Hengyi Petrochemical Co. Ltd - Class A	39	64
Hongfa Technology Co., Ltd. - Class A	7	76

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Hongta Securities Co., Ltd. - Class A	27	51
Hoshine Silicon Industry Co.,Ltd. - Class A (a)	6	118
Hua Xia Bank Co., Limited - Class A	152	133
Huadian Power International Corporation Limited - Class A	149	125
Huadong Medicine Co.,Ltd - Class A	18	112
Huafon Chemical Co., Ltd. - Class A (a)	27	45
Hualan Biological Engineering, Inc. - Class A	19	86
Huaneng Lancang River Hydropower Inc. - Class A	69	71
Huaneng Power International, Inc. - Class A	97	147
Huaneng Power International, Inc. - Class H	520	348
Huatai Securities Co.,Ltd. - Class A	94	261
Huatai Securities Co.,Ltd. - Class H (b)	218	362
Huaxi Securities Co.,Ltd. - Class A	29	45
Huaxin Cement Co. Ltd. - Class B	19	34
Huaxin Cement Co., Ltd. - Class A	19	58
Huayu Automotive Systems Co., Ltd. - Class A	32	143
Huazhu Group Limited (a)	198	744
Hubei Xingfa Chemicals Group Co.,Ltd. - Class A (a)	13	77
Huizhou Desay SV Automotive Co., Ltd. - Class A	6	122
Humanwell Healthcare (Group) Co.,Ltd - Class A	17	60
Hundsun Technologies Inc. - Class A	15	149
iFlytek Co., Ltd. - Class A	23	191
Industrial and Commercial Bank of China Limited - Class A	1,034	751
Industrial and Commercial Bank of China Limited - Class H	8,841	5,035
Industrial Bank Co., Ltd. - Class A	239	713
Industrial Securities Co., Ltd. - Class A	69	107
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A (a)	473	207
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A	90	74
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	64	416
Innovent Biologics, Inc. - Class B (a) (b)	134	829
Inspur Electronic Information Industry Co., Ltd. - Class A	15	81
Ja Solar Technology Co., Ltd. - Class A	16	235
Jcet Group Co., Ltd. - Class A (a)	11	54
JD Health International Inc. (a) (b)	141	1,111
JD Logistics, Inc. (a)	76	260
JD.com, Inc. - Class A (a)	240	8,410
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	139
Jiangsu Expressway Co. Ltd. - Class H	129	132
Jiangsu Expressway Company Limited - Class A	29	39
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	12	158
Jiangsu Hengrui Medicine Co., Ltd. - Class A	73	580
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd. - Class A	14	116
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	16	415
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A	11	64
Jiangsu Zhongtian Technology Co., Ltd. - Class A	33	88
Jiangxi Copper Company Limited - Class A	12	43
Jiangxi Copper Company Limited - Class H	173	277
Jiangxi Zhengbang Technology Co., Ltd. - Class A	33	50
Jinxin Fertility Group Limited (a) (b)	174	195
Jiugui Liquor Co., Ltd. - Class A (a)	3	96
Joinn Laboratories (China) Co., Ltd. - Class A	4	68
Joinn Laboratories (China) Co., Ltd. - Class H (b)	8	67
Jointown Pharmaceutical Group Co., Ltd. - Class A	20	45
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	50
Juewei Food Co., Ltd. - Class A	7	71
Kanzhun Limited - ADR (a) (c)	6	192
KE Holdings Inc - Class A - ADR (a)	67	1,343
Kingdee International Software Group Co. Ltd. (a)	354	1,086
Kingfa Sci.&Tech.Co.,Ltd. - Class A	27	54
Kingsoft Cloud Holdings Limited - ADR (a) (c)	12	193
Kingsoft Corp Ltd	132	577
Kuaishou Technology (a) (b)	197	1,817
Kunlun Energy Co. Ltd.	554	520
Kweichow Moutai Co., Ltd. - Class A	14	4,366
Lenovo Group Ltd.	915	1,049
Li Auto Inc. (a)	70	1,094
Li Ning Company Limited	313	3,435
Lingyi iTech (Guangdong) Company - Class A (a)	65	75
Livzon Pharmaceutical Group Inc. - Class A	11	69
Livzon Pharmaceutical Group Inc. - Class H	11	39
Lomon Billions Group Co., Ltd. - Class A	22	96
Longfor Group Holdings Limited	212	1,000
LONGi Green Energy Technology Co., Ltd. - Class A	62	831
Lufax Holding Ltd - ADR (a)	64	362
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	74	572
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	16	623
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (a)	42	52
Meituan Dianping - Class B (a) (b)	540	15,535
Metallurgical Corporation of China Ltd. - Class A	220	132
MicroPort Scientific Corporation (c)	97	354
Ming Yang Smart Energy Group., Ltd. - Class A (a)	23	94
Ming Yuan Cloud Group Holdings Limited (b) (c)	92	210
Miniso Group Holding Ltd - Class A - ADR	4	38
Minth Group Limited	94	413
Montage Technology Co.,Ltd. - Class A (a)	11	139
Muyuan Foods Co.,Ltd. - Class A	56	469
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd - Class A	10	65
Nanjing Securities Co., Ltd. - Class A	40	62
Nanyang Topsec Technologies Group Inc. - Class A	15	45
NARI Technology Co., Ltd. - Class A	59	367
National Silicon Industry Group Co., Ltd. - Class A (a)	16	66
Naura Technology Group Co., Ltd. - Class A	5	287
NavInfo Co., Ltd. - Class A (a)	19	47
Nayuki Holdings Limited (a)	57	62
NetEase, Inc.	269	5,420
New China Life Insurance Company Ltd. - Class A	26	157
New China Life Insurance Company Ltd. - Class H	99	265
New Hope Liuhe Co., Ltd. - Class A (a)	47	113
Ninestar Corporation - Class A	12	89
Ningbo Joyson Electronic Corp. - Class A	15	51
Ningbo Tuopu Group Co.,Ltd. - Class A (a)	11	94
Ningbo Zhoushan Port Group Co. Ltd. - Class A	120	75
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	169
NIO, Inc. - Class A - ADR (a)	182	5,766
Nongfu Spring Co., Ltd. - Class H (b)	228	1,505
OFILM Group Co., Ltd. - Class A	48	33
Oppein Home Group Inc. - Class A	5	113
Oppein Home Group Inc. - Class A	81	90
Orient Securities Company Limited - Class A	70	161
Orient Securities Company Limited - Class H (b) (c)	89	76
People's Insurance Company (Group) of China Limited, The - Class H	1,024	310
Perfect World Co., Ltd. - Class A	21	67
PetroChina Company Limited - Class H	2,909	1,294
PICC Property & Casualty Co. Ltd. - Class H	941	768
Pinduoduo Inc. - ADR (a)	59	3,447
Ping An Bank Co., Ltd. - Class A	224	579
Ping An Healthcare and Technology Company Limited (a) (b) (c)	70	253
Ping An Insurance (Group) Co of China Ltd - Class A	123	972
Ping An Insurance (Group) Co of China Ltd - Class H	793	5,717
Poly Developments And Holdings Group Co., Ltd. - Class A	145	354
POP MART International Group Limited (b) (c)	95	543
Postal Savings Bank of China Co., Ltd. (a)	251	201
Postal Savings Bank of China Co., Ltd. - Class H (b)	1,243	872
Power Construction Corporation of China - Class A	167	211
Proya Cosmetics Co., Ltd. - Class A	2	62
Qingdao Port International Co., Ltd. - Class A	46	41
Qingdao Port International Co., Ltd. - Class H (b)	71	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Qingdao Rural Commercial Bank Co., Ltd. - Class A	67	41
Red Star Macalline Group Corporation Ltd. - Class A (a)	32	45
Red Star Macalline Group Corporation Ltd. - Class H (a) (b)	98	47
Rongsheng Petrochemical Co., Ltd. - Class A	94	267
S.F. Holding Co., Ltd - Class A	49	527
SAIC Motor Corporation Limited - Class A	107	346
SANY Heavy Industry Co., Ltd. - Class A	90	321
SDIC Capital Co., Ltd. - Class A	65	84
SDIC Power Holdings Co., Ltd. - Class A	74	134
Seazen Group Limited	260	175
Seazen Holdings Co., Ltd. - Class A	23	107
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	107	205
Shandong Gold Group Co., Ltd. - Class A	43	127
Shandong Gold Group Co., Ltd. - Class H (b) (c)	76	130
Shandong Linglong Tyre Co., Ltd. - Class A	14	79
Shandong Nanshan Aluminium Co., Ltd. - Class A (a)	119	88
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	326	407
Shanghai Bairun Flavor & Fragrance Co., Ltd. - Class A (a)	7	64
Shanghai Baosight Software Co., Ltd. - Class A	15	144
Shanghai Baosight Software Co.,Ltd. - Class B	55	265
Shanghai Electric Group Company Limited - Class A	168	128
Shanghai Electric Group Company Limited - Class H	312	95
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	20	153
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (c)	68	300
Shanghai Friendess Electronic Technology Corporation Limited - Class A (a)	1	48
Shanghai International Airport Co.Ltd. - Class A (a)	28	206
Shanghai International Port(Group) Co.,Ltd - Class A	197	169
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	67
Shanghai Jin Jiang International Hotels Development Co.,Ltd. - Class A (a)	10	93
Shanghai Junshi Biosciences Co.,Ltd. - Class A (a)	6	64
Shanghai Junshi Biosciences Co.,Ltd. - Class H (a) (b)	18	131
Shanghai Lingang Holdings Corporation Limited - Class A	18	42
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	120	110
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	32
Shanghai M&G Stationery Inc - Class A	10	99
Shanghai Medicilon Inc. - Class A (a)	1	53
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	18	55
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	117	221
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	8	195
Shanghai Pudong Development Bank Co., Ltd. - Class A	308	412
Shanghai RAAS blood products co., Ltd. - Class A	67	72
Shanghai Wingtech Electronics Technology Co.,Ltd. - Class A	13	268
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	83
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd. - Class A	41	66
Shengyi Technology Co., Ltd. - Class A	24	89
Shennan Circuit Company Limited - Class A	5	97
Shenwang Hongyuan Group Co., Ltd - Class A	212	170
Shenwang Hongyuan Group Co., Ltd - Class H (b)	198	48
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A (a)	9	83
Shenzhen Goodix Technology Co., Ltd. - Class A	5	83
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class A	20	53
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class H (b)	42	43
Shenzhen Kaifa Technology Co., Ltd. - Class A	16	40
Shenzhen Kinwong Electronic Co.,Ltd. - Class A	11	57
Shenzhen Transsion Holdings Co.,Ltd. - Class A (a)	8	205
Shenzhou International Group Holdings Limited	108	2,074
Shijiazhuang Yiling Pharmaceutical Co.,Ltd. - Class A	18	54
Shimao Property Holdings Limited (b) (c)	98	68
Sichuan Chuantou Energy Co.,Ltd. - Class A	49	95
Sichuan Highway Bridge Construction Group Co., Ltd. - Class A (a)	59	111
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	44
Sichuan New Energy Power Company Limited - Class A (a)	17	70
Sichuan Swellfun Co., Ltd. - Class A (a)	5	88
Silergy Corp.	11	2,005
Sinolink Securities Co., Ltd. - Class A	32	57
Sinoma Science & Technology Co.,Ltd. - Class A (a)	19	100
Sinopec Oilfield Service Corporation - Class A (a)	193	65
Sinopec Oilfield Service Corporation - Class H (a)	590	49
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	126	83
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	390	90
Smoore International Holdings Limited (b) (c)	226	1,153
Soochow Securities Co.,Ltd - Class A	55	77
Southwest Securities Co., Ltd. - Class A	82	68
Starpower Semiconductor Ltd. - Class A (a)	2	101
Sunac China Holdings Limited	347	525
Sunac Services Holdings Limited (b)	115	117
Suning.Com Co.,Ltd - Class A (a)	92	59
Sunny Optical Technology (Group) Company Limited	96	3,041
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	18	74
TBEA Company Ltd. - Class A	39	128
TCL Corporation - Class A	149	144
Tencent Holdings Limited	807	46,886
Tencent Music Entertainment Group - Class A - ADR (a)	80	551
Tianfeng Securities Co., Ltd. - Class A	70	44
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	33	213
Tianma Microelectronics Co., Ltd. - Class A	29	58
Tianshan Aluminum Group Co.,Ltd. - Class A	37	47
Tianshui Huatian Technology Co., Ltd. - Class A	30	60
Tingyi Cayman Islands Holding Corp.	259	531
Toly Bread Co., Ltd. - Class A	11	49
Tongcheng-Elong Holdings Limited (a) (b)	145	269
Tongwei Co., Ltd. - Class A	48	337
Top Choice Medical Investment Co., Inc. - Class A (a)	3	103
Topsports International Holdings Limited (b)	396	400
Trip.com Group Limited (a)	61	1,491
Tsingtao Brewery Co.,Ltd. - Class A	5	78
Tsingtao Brewery Co.,Ltd. - Class H (c)	64	598
Unigroup Guoxin Micro-Electronics Co., Ltd - Class A	7	229
Uni-President China Holdings Ltd	185	180
Unisplendour Co., Ltd. - Class A	29	103
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A	17	42
Venustech Group Inc. - Class A	11	48
Vipshop (China) Co., Ltd. - ADR (a)	52	437
Wanhua Chemical Group Co.,Ltd. - Class A	34	531
Want Want China Holdings Limited	766	703
Weibo Corporation - Class A - ADR (a)	7	220
Weichai Power Co., Ltd. - Class A	68	190
Weichai Power Co., Ltd. - Class H	252	493
Western Securities Co., Ltd. - Class A	53	67
Western Superconducting Technologies Co., Ltd. - Class A (a)	5	70
Will Semiconductor Co.,Ltd. - Class A	9	429
Wuhan Guide Infrared Co., Ltd. - Class A	24	92

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	23	97
Wuliangye Yibin Co., Ltd. - Class A	43	1,497
WuXi AppTec Co., Ltd. - Class A	30	556
WuXi AppTec Co., Ltd. - Class H (b)	48	833
Wuxi Shangji Automation Co., Ltd. - Class A (a)	3	68
XCMG Construction Machinery Co., Ltd. - Class A	77	73
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	53	136
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H (c)	83	163
Xinyi Solar Holdings Limited	612	1,037
Xpeng Inc. (a)	83	1,970
Yangzijiang Shipbuilding (Holdings) Ltd.	333	331
Yantai Raytron Technology Co., Ltd. - Class A (a)	5	56
Yanzhou Coal Mining Co Ltd - Class A	31	115
Yanzhou Coal Mining Co. Ltd. - Class H (c)	196	390
Yifeng Pharmacy Chain Co., Ltd. - Class A	7	64
YiHai International Holdings Limited (c)	57	263
Yintai Gold Co., Ltd. - Class A	32	43
Yonghui Superstores Co., Limited - Class A	97	62
Youngor Group Co. Ltd. - Class A	47	51
Yum China Holdings, Inc.	58	2,896
Yunda Holding Co., Ltd. - Class A	29	92
Yunnan Baiyao Group Co., Ltd. - Class A	13	220
Yunnan Energy New Material Co., Ltd. - Class A	9	365
Zai Lab (PTY) LTD (a) (c)	10	613
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	6	431
Zhejiang Century Huatong Group Co. Ltd. - Class A (a)	78	103
Zhejiang Chint Electrics Co.,Ltd - Class A	23	194
Zhejiang Dahua Technology Co., Ltd. - Class A	31	114
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A	31	69
Zhejiang Hangke Technology Incorporated Company - Class A (a)	4	61
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	53
Zhejiang Huayou Cobalt Co., Ltd. - Class A	13	221
Zhejiang Jiuzhou Pharmaceutical Co.,Ltd. - Class A (a)	8	72
Zhejiang Longsheng Group Co.,Ltd - Class A	30	60
Zhejiang NHU Company Ltd. - Class A	26	127
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	39	153
Zhejiang Satellite Petrochemical Co. Ltd. - Class A (a)	16	101
Zhejiang Supor Co., Ltd. - Class A	6	54
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	13	74
Zhejiang Yongtai Technology Co., Ltd. - Class A (a)	10	84
Zheshang Securities Co., Ltd. - Class A	38	79
Zhihu Inc. - Class A - ADR (a) (c)	5	29
Zhonghang Helicopter Co., Ltd. - Class A	6	81
Zhongtai Securities Co., Ltd - Class A	67	104
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	64	371
Zhuzhou CRRC Times Electric Co., Ltd. - Class A (a)	9	121
Zijin Mining Group Co. Ltd. - Class H	756	900
Zijin Mining Group Co., Ltd. - Class A	246	374
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A	80	90
ZTE Corporation - Class A	33	174
ZTE Corporation - Class H	112	307
ZTO Express Co., Ltd. (b)	85	2,365
		320,644
Taiwan 15.2%
Accton Technology Corporation	69	648
Acer Inc.	413	456
Advanced Energy Solution Holding Co., Ltd.	4	265
Advantech Co. Ltd.	58	829
Airtac International Group	20	736
ASE Technology Holding Co., Ltd.	460	1,761
Asia Cement Corp.	316	506
ASMedia Technology Inc.	3	198
Asustek Computer Inc.	93	1,268
AU Optronics Corp.	1,192	993
Catcher Technology Co. Ltd.	102	578
Cathay Financial Holding Co. Ltd.	1,146	2,596
Chailease Holding Company Limited	185	1,756
Chang Hwa Commercial Bank	801	492
Cheng Shin Rubber Industry Co. Ltd.	286	373
Chicony Electronics Co. Ltd.	91	271
China Airlines Ltd. (a)	355	354
China Development Financial Holding Corp.	2,121	1,341
China Steel Corp.	1,717	2,202
Chinatrust Financial Holding Co. Ltd.	2,652	2,483
Chunghwa Telecom Co. Ltd.	498	2,096
Compal Electronics Inc.	528	461
Delta Electronics Inc.	262	2,615
E Ink Holdings Inc.	112	611
E. Sun Financial Holding Co. Ltd.	1,801	1,824
Eclat Textile Co. Ltd.	27	616
eMemory Technology Inc.	7	555
Eva Airways Corp. (a)	318	322
Evergreen Marine Corp Taiwan Ltd.	361	1,868
Far Eastern New Century Corp.	524	554
Far EasTone Telecommunications Co. Ltd.	207	483
Farglory Land Development Co., Ltd.	34	76
Feng Hsin Steel Co., Ltd.	67	203
Feng Tay Enterprise Co. Ltd.	73	609
First Financial Holding Co. Ltd.	1,350	1,194
Formosa Chemicals & Fibre Corp.	553	1,614
Formosa Petrochemical Corp.	224	774
Formosa Plastics Corp.	593	2,227
Formosa Taffeta Co. Ltd.	131	138
Foxconn Technology Co. Ltd.	136	319
Fubon Financial Holding Co. Ltd.	1,018	2,818
Giant Manufacturing Co. Ltd.	42	524
GlobalWafers Co., Ltd.	28	899
Highwealth Construction Corp.	140	234
HIWIN Technologies Corp.	35	389
Hon Hai Precision Industry Co. Ltd.	1,669	6,267
Hotai Motor Co. Ltd.	49	1,084
Hua Nan Financial Holdings Co. Ltd.	1,270	972
Innolux Corporation	1,392	990
Inventec Co. Ltd.	436	393
Kinsus Interconnect Technology Corp.	26	220
Largan Precision Co. Ltd.	13	1,160
Lite-On Technology Corp.	299	690
Macronix International Co., Ltd.	248	380
MediaTek Inc.	213	9,144
Mega Financial Holdings Co. Ltd.	1,392	1,786
Merida Industry Co. Ltd.	29	343
Micro-Star International Co. Ltd.	96	559
Momo.Com Inc.	7	400
Nan Ya P.C.B. Service Company	29	601
Nan Ya Plastics Corp.	763	2,353
Nanya Technology Corp.	158	447
Nien Made Enterprise Co., LTD.	23	342
Novatek Microelectronics Corp.	74	1,437
Oneness Biotech Co., Ltd. (a)	32	335
Parade Technologies Ltd.	8	610
PEGATRON Corporation	275	687
Phison Electronics Corp.	22	408
Pou Chen Corp.	337	404
Powertech Technology Inc.	99	350
President Chain Store Corp.	75	740
Quanta Computer Inc.	369	1,262
Radiant Opto-Electronics Corp.	64	234
Realtek Semiconductor Corp.	61	1,275
Ruentex Development Co. Ltd.	181	418
Ruentex Industries Ltd.	65	229
Shin Kong Financial Holding Co. Ltd.	1,799	719
Simplo Technology Co. Ltd.	24	286
Sino-American Silicon Products Inc.	77	657
SinoPac Financial Holdings Co. Ltd.	1,527	890
Standard Foods Corp.	70	134
Synnex Technology International Corp.	184	440
Taishin Financial Holding Co. Ltd.	1,463	1,002
Taiwan Business Bank	780	279

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Taiwan Cement Corp.	690	1,196
Taiwan Cooperative Bank, Ltd.	1,323	1,216
Taiwan Fertilizer Co.,Ltd.	103	260
Taiwan Glass Industry Corporation	144	139
Taiwan High Speed Rail Corporation	342	366
Taiwan Mobile Co. Ltd.	216	781
Taiwan Semiconductor Manufacturing Co. Ltd.	2,523	56,083
Tatung Co. (a)	227	268
TECO Electric & Machinery Co., Ltd.	204	233
The Shanghai Commercial & Savings Bank, Ltd.	582	992
Tripod Technology Corp.	63	284
Unimicron Technology Corp.	171	1,433
Uni-President Enterprises Corp.	630	1,559
United Microelectronics Corp.	1,541	3,625
Vanguard International Semiconductor Corp.	120	683
Voltronic Power Technology Corporation	8	447
Walsin Lihwa Corp.	255	246
Walsin Technology Corp.	46	278
Wan Hai Lines Ltd.	166	1,204
WIN Semiconductors Corp.	49	662
Winbond Electronics Corp.	374	462
Wistron Corp.	385	406
Wiwynn Corporation	12	483
WPG Holdings Limited	192	366
Yageo Corp.	54	936
Yang Ming Marine Transport Corporation (a)	228	1,004
Yuanta Financial Holding Co. Ltd.	1,661	1,518
Zhen Ding Technology Holding Limited	83	302
		162,488
India 13.8%
ACC Limited	11	341
Adani Enterprises Limited	38	867
Adani Gas Limited	38	872
Adani Green Energy Limited (a)	51	917
Adani Ports and Special Economic Zone Limited	103	1,014
Adani Transmission Limited (a)	37	867
Alkem Laboratories Limited	5	224
Ambuja Cements Limited	99	505
Apollo Hospitals Enterprise Limited	13	847
Ashok Leyland Limited	190	314
Asian Paints Limited	61	2,797
AU Small Finance Bank Limited (a) (b)	20	286
Aurobindo Pharma Ltd.	37	370
Avenue Supermarts Limited (a) (b)	20	1,278
Axis Bank Limited (a)	306	2,786
Bajaj Auto Limited	9	404
Bajaj Finance Limited	36	3,350
Bajaj Finserv Limited	5	1,147
Bajaj Holdings & Investment Limited. (a)	2	171
Balkrishna Industries Ltd.	11	338
Bandhan Bank Limited (b)	98	332
Bank of Baroda (a)	76	83
Berger Paints India Limited	33	345
Bharat Electronics Limited	161	457
Bharat Forge Ltd	33	314
Bharat Petroleum Corporation Limited	128	664
Bharti Airtel Ltd. (a)	328	3,013
Bharti Infratel Limited	110	369
Biocon Ltd. (a)	59	288
Bosch Limited	1	263
Britannia Industries Ltd	16	769
Cadila Healthcare Ltd.	34	220
Cholamandalam Investment and Finance Company Limited	53	372
Cipla Limited	68	866
Coal India Ltd Govt Of India Undertaking	285	561
Colgate-Palmolive (India) Limited	18	362
Container Corporation	37	305
Dabur India Ltd.	76	592
Divi's Laboratories Ltd.	17	1,080
DLF Limited	84	438
Dr. Reddy's Laboratories Ltd.	17	1,126
Eicher Motors Limited	19	657
Embassy Office Parks REIT	53	244
GAIL India Ltd.	243	423
General Insurance Corporation of India (a) (b)	50	95
Gland Pharma Ltd (a)	7	362
Godrej Consumer Products Limited (a)	51	668
Godrej Properties Limited (a)	14	351
Grasim Industries Ltd	53	1,154
Havells India Limited	34	638
HCL Technologies Ltd.	147	2,615
HDFC Life Insurance Company Limited (b)	123	1,075
HDFC Asset Management Company Limited	7	240
Hero Motocorp Ltd.	17	576
Hindalco Industries Limited	198	1,268
Hindustan Petroleum Corp. Ltd.	84	329
Hindustan Unilever Ltd.	120	3,798
Housing Development Finance Corp.	242	8,404
ICICI Bank Limited	688	6,847
ICICI Lombard General Insurance Company Limited (b)	29	553
ICICI Prudential Life Insurance Company Limited (b)	53	396
Indian Oil Corporation Limited	346	519
Indian Railway Catering And Tourism Corporation Limited	33	369
Indraprastha Gas Limited	47	299
IndusInd Bank Ltd.	72	859
Info Edge (India) Limited	10	763
Infosys Ltd.	490	12,416
Interglobe Aviation Limited (a) (b)	13	352
ITC Limited	397	1,166
JSW Energy Limited	50	202
JSW Steel Limited	134	1,182
Jubilant Foodworks Limited	9	415
Kotak Mahindra Bank Ltd.	147	3,542
L&T Finance Holdings Limited (a)	109	113
L&T Technology Services Limited	3	199
Larsen & Toubro Infotech Limited (b)	6	565
Larsen and Toubro Limited	93	2,363
LIC Housing Finances Ltd.	41	202
Lupin Ltd.	32	408
Macrotech Developers Limited (a)	11	176
Mahindra & Mahindra Ltd.	130	1,461
Marico Limited	70	484
Maruti Suzuki India Ltd.	18	1,796
Mindtree Ltd.	7	447
Motherson Sumi Systems Ltd.	161	483
Mphasis Limited	11	525
MRF Limited	—	274
Muthoot Finance Limited	9	177
Nestle India Ltd.	5	1,282
NMDC Limited	125	224
NTPC Limited	643	1,078
Oil & Natural Gas Corp. Ltd.	524	1,004
Oracle Financial Services Software Limited	3	172
Page Industries Limited	1	416
Petronet LNG Limited	104	301
PI Industries Limited	8	322
Pidilite Industries Limited	21	681
Piramal Enterprises Limited	17	603
Power Finance Corporation Limited	155	250
Power Grid Corporation of India Limited	461	1,267
Punjab National Bank (a)	277	139
Rec Limited	125	226
Reliance Industries Ltd.	459	14,655
SBI Cards and Payment Services Private Limited (a)	37	459
SBI Life Insurance Company Limited (b)	57	910
Sesa Sterlite Ltd.	170	781
Shree Cement Ltd.	1	469
Shriram Transport Finance Company Limited	28	462
Siemens Limited	12	386
Sona BLW Precision Forgings Limited (a)	9	95
SRF Limited	15	497
State Bank of India	245	1,521
Steel Authority of India Limited	159	230
Sun Pharmaceutical Industries Ltd.	144	1,644
Sun TV Network Limited	11	76

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Sundaram Finance Limited	9	286
Tata Consultancy Services Limited	139	6,981
Tata Consumer Products Limited	82	823
Tata Motors Limited (a)	232	1,503
Tata Motors Limited (a)	65	208
Tata Steel Ltd.	106	1,594
Tech Mahindra Limited	83	2,010
The Tata Power Company Limited	212	632
Titan Industries Ltd.	57	1,931
Torrent Pharmaceuticals Ltd	6	287
TVS Motor Company Limited	26	221
UltraTech Cement Limited	16	1,648
United Breweries Limited	10	208
United Spirits Limited (a)	38	465
UPL Limited	74	751
Voltas Limited	31	509
Wipro Ltd.	200	1,930
Zomato Limited (a)	112	208
		147,309
South Korea 12.6%
Amorepacific Corp.	4	162
Amorepacific Corporation	4	579
BGFretail Co., Ltd.	1	153
Big Hit Entertainment Co Ltd (a)	2	695
BNK Financial Group Inc.	40	284
Celltrion Healthcare Co. Ltd.	12	840
Celltrion Inc.	14	2,307
Cheil Worldwide Inc.	9	174
CJ CheilJedang Corp.	1	357
CJ Corp.	1	95
CJ Logistics Corp. (a)	1	125
CJ O Shopping Co. Ltd.	1	174
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	5	99
Daum Communications Corp.	42	3,929
DB Insurance Co. Ltd.	7	311
Dong Suh Corp.	7	181
Doosan Bobcat Inc. (a)	7	226
Doosan Heavy Industries & Construction Co., Ltd. (a)	34	582
Ecopro BM Co., Ltd.	1	608
E-MART Inc.	3	338
F&F Holdings Co., Ltd. (a)	—	340
Fila Korea Ltd.	6	195
GS Engineering & Construction Corp.	10	333
GS Holdings Corp.	12	404
GS Retail Co., Ltd.	6	146
Hana Financial Group Inc.	41	1,437
Hanjin Kal Corp. (a)	3	132
Hankook Tire & Technology Co,. Ltd.	11	355
Hanmi Science Co. Ltd.	4	194
Hanmi Science Co., Ltd.	1	193
Hanon Systems	21	237
Hanwha Aerospace CO., LTD.	5	183
Hanwha Chem Corp. (a)	16	483
Hanwha Corp.	7	183
Hanwha Life Insurance Co., Ltd.	38	94
HLB Inc. (a)	13	379
Hmm Co.,Ltd. (a)	47	1,072
Honam Petrochemical Corp.	2	394
Hotel Shilla Co. Ltd.	4	284
Hyundai Department Store Co. Ltd.	2	143
Hyundai Engineering & Construction Co. Ltd.	9	318
Hyundai Glovis Co., Ltd.	3	409
Hyundai Marine & Fire Insurance Co.,Ltd.	8	154
Hyundai Mobis	9	1,876
Hyundai Motor Co.	19	3,378
Hyundai Rotem Company (a)	10	168
Hyundai Steel Co.	11	393
ILJIN Materials Co., Ltd.	3	293
Industrial Bank of Korea	41	357
Kakao Games Corp. (a)	5	413
KakaoBank Corp. (a)	6	300
Kangwon Land Inc. (a)	17	334
KB Financial Group Inc.	53	2,436
KCC Corp.	1	135
Kia Motors Corp.	35	2,436
Korea Aerospace Industries, Ltd.	8	209
Korea Electric Power Corp.	35	654
Korea Gas Corp. (a)	4	125
Korea Investment Holdings Co. Ltd.	6	373
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6	469
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	1	104
Korea Shipbuilding & Offshore Engineering Co., Ltd.	6	276
Korea Zinc Co. Ltd.	2	720
Korean Air Lines Co. Ltd. (a)	24	590
Krafton, Inc. (a)	—	156
KT Corp.	18	455
KT&G Corp.	16	1,033
Kumho Petro chemical Co. Ltd.	2	328
L&F Co., Ltd.	3	553
LG Chem Ltd.	6	3,278
LG Corp.	16	1,082
LG Display Co., Ltd. (a)	30	613
LG Electronics Inc.	15	1,694
LG Household & Health Care Ltd.	1	1,036
LG Innotek Co., Ltd.	2	487
LG Uplus Corp.	33	376
Lotte Corp.	6	146
Lotte Shopping Co., Ltd.	2	115
LS Corp.	4	171
Meritz Financial Group Inc.	4	145
MERITZ Securities Co. Ltd.	41	178
Mirae Asset Daewoo Co. Ltd.	39	282
NAVER Corp.	20	6,282
NCSoft Corp.	2	1,185
Netmarble Corp.	3	361
Orion Incorporation	3	268
Pan Ocean Co., Ltd.	32	147
Pearl Abyss Corp. (a)	5	573
POSCO	10	2,337
Posco Chemical Co. Ltd.	4	493
Posco Daewoo Corp.	6	119
S1 Corp.	2	148
Samsung Biologics Co., Ltd (a)	2	1,704
Samsung C&T Corporation	12	1,220
Samsung Card Co., Ltd.	3	87
Samsung Electro-Mechanics Co. Ltd.	8	1,300
Samsung Electronics Co. Ltd.	685	45,000
Samsung Engineering Co. Ltd. (a)	18	349
Samsung Fire & Marine Insurance Co. Ltd.	5	788
Samsung Heavy Industries Co. Ltd. (a)	77	365
Samsung Life Insurance Co., Ltd.	13	674
Samsung SDI Co. Ltd.	7	4,038
Samsung Sds Co., Ltd.	5	699
Samsung Securities Co. Ltd.	8	317
SD Biosensor, Inc. (a)	3	141
Seegene, Inc.	6	295
Shin Poong Pharmaceutical Co.,Ltd.	5	130
Shinhan Financial Group Co. Ltd.	70	2,150
Shinsegae Co. Ltd.	1	189
SK Biopharmaceuticals Co., Ltd. (a)	3	279
SK Bioscience Co.,Ltd. (a)	3	615
SK C&C Co., Ltd.	5	974
SK Hynix Inc.	72	7,896
SK ie Technology Co., Ltd. (a)	3	354
SK innovation Co., Ltd. (a)	7	1,388
SK Telecom Co. Ltd.	15	732
SKC Co., Ltd.	2	364
S-Oil Corp.	6	405
Ssangyong C&E Co., Ltd	15	98
Wemade Co., Ltd.	2	365
Woongjin Coway Co., Ltd.	7	459
Woori Financial Group Inc.	79	842
Woori Investment & Securities Co. Ltd.	19	200
Yuhan Corp.	7	344
		135,122

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
South Africa 3.2%
Absa Group Ltd	95	909
African Rainbow Minerals Ltd.	15	224
Anglo American Platinum Ltd.	8	932
AngloGold Ashanti Ltd.	57	1,172
Aspen Pharmacare Holdings	54	755
AVI Limited	47	216
Bid Corporation	45	915
Bidvest Group Ltd.	46	548
Capitec Bank Holdings Ltd.	13	1,646
Clicks Group Ltd.	33	650
Discover Ltd. (a)	58	526
Exxaro Resources Ltd.	29	277
FirstRand Ltd.	757	2,884
Gold Fields Limited	119	1,304
Growthpoint Properties Ltd	503	486
Impala Platinum Holdings Limited	108	1,522
Kumba Iron Ore Ltd	8	217
Life Healthcare Group Holdings	210	317
Mr Price Group	33	420
MTN Group Ltd. (a)	230	2,466
Multichoice Group	62	473
Naspers Ltd. - Class N	29	4,493
Nedbank Group Ltd.	59	649
Northam Platinum (a)	35	455
Old Mutual Public Limited Company	591	485
Pepkor Holdings Ltd (b)	164	225
Pick n Pay Stores Ltd.	43	142
Rand Merchant Investment Holdings Limited	116	330
Remgro Ltd.	70	573
Sanlam Ltd	240	896
Santam Limited	4	69
Sasol Ltd. (a)	78	1,276
Shoprite Holdings Ltd.	69	904
Sibanye Stillwater	353	1,091
Standard Bank Group Limited	174	1,528
The Spar Group	26	273
Tiger Brands Limited	25	282
Vodacom Group Limited	96	811
Woolworths Holdings Limited	147	479
		33,820
Russian Federation 3.1%
Bank VTB (Public Joint Stock Company)	680,515	436
Gazprom, Pao	1,618	7,412
Joint Stock Company "Alrosa" (Public Stock Society)	346	567
Public Joint Stock Company "Severstal"	27	573
Public Joint Stock Company Magnet	10	748
Public Joint Stock Company Mobile Telesystems	115	457
Public Joint Stock Company 'Pik Group Of Companies'	10	149
Public Joint Stock Company Rostelecom	109	126
Public Joint Stock Society "Fosagro" - GDR (b)	14	312
Public Joint Stock Society "Inter RAO UES"	4,398	251
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	241	223
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	189	385
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	167	486
Public Joint Stock Society "Polyus"	4	780
Public Joint Stock Society "Surgutneftegaz"	1,157	611
Public Joint Stock Society "Tatneft"	220	1,457
Public Joint Stock Society Fosagro	2	135
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	8	2,434
Public Joint Stock Society Novatek	131	2,996
Public Joint Stock Society Oil Company "Lukoil"	49	4,270
Public Joint Stock Society Oil Company "Rosneft"	301	2,383
RusHydro JSC	13,159	130
Sberbank of Russia	1,441	5,627
United Company RUSAL PLC (a)	320	314
		33,262
Saudi Arabia 3.0%
Advanced Petrochemical Company	14	272
Al Rajhi Banking and Investment Corporation	165	6,225
Alinma Bank	129	824
Almarai Company	31	405
Arabian Centres Company	13	80
Bank AlBilad	50	623
Bank Aljazira	55	285
Banque Saudi Fransi	80	1,005
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	11	481
Etihad Etisalat Company	49	410
Jarir Marketing Company	9	462
KeyBank National Association	290	4,980
Rabigh Refining and Petrochemical Company (a)	14	79
Riyad Bank	185	1,337
Santana Mining Inc. (a)	56	1,162
Saudi Arabian Fertilizer Company	27	1,276
Saudi Arabian Oil Company	261	2,483
Saudi Basic Industries Corporation	121	3,728
Saudi British Bank	52	455
Saudi Electricity Company	106	678
Saudi Industrial Investment Group	30	253
Saudi International Petrochemical Company	46	516
Saudi Kayan Petrochemical Company (a)	101	457
Saudi Telecom Company	78	2,345
Savola Group	35	297
The National Petrochemical Company	17	179
The Saudi Investment Bank	51	268
Yanbu National Petrochemical Company	38	688
		32,253
Brazil 3.0%
Alupar Investimento S.A.	25	110
American Beverage Co Ambev	585	1,632
Americanas SA (a)	72	409
Atacadao S/A	54	147
B3 S.A. - Brasil, Bolsa, Balcao	841	1,681
Banco Bradesco S.A.	179	523
Banco BTG Pactual S.A.	157	591
Banco do Brasil S.A	183	946
Banco Inter S.A.	80	408
BB Seguridade Participacoes S/A	91	337
Brisanet Participacoes S.A. (a)	30	27
Caixa Seguridade Participacoes S/A (a)	29	43
CCR S.A.	148	309
Centrais Eletricas Brasileiras SA	51	307
Companhia Brasileira de Aluminio (a)	41	101
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	46	332
Companhia Energetica de Minas Gerais Cemig	37	124
Companhia Siderurgica Nacional	91	408
Cosan S.A.	148	579
CPFL Energia S/A	24	117
Diagnosticos Da America SA	7	40
Energisa S/A	33	261
ENGIE Brasil Energia S.A.	33	228
Equinor ASA	100	407
Grupo Mateus SA (a)	65	70
Hapvida Participacoes E Investimentos Ltda (b)	166	309
Hypera S.A.	53	267
Itausa Investimentos Itau S.A.	162	271
JBS S/A	98	666
Klabin S.A.	109	504
Localiza Rent A Car S/A	84	799
Lojas Renner S/A.	118	512
Magazine Luiza S.A.	362	468
Natura & Co Holding SA (a)	111	507
Neoenergia S/A	33	95
Notre Dame Intermedica Participacoes S.A. (b)	72	785
Petroleo Brasileiro SA	503	2,767
Porto Seguro S.A.	25	94
Raia Drogasil S.A.	147	641
Rede D'or Sao Luiz S.A.	101	811
Rumo SA (a)	164	523

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Sendas Distribuidora S/A	108	252
Sul America S.A.	41	203
Suzano S.A. (a)	105	1,127
Telefonica Brasil S.A.	60	518
TIM Participacoes S.A.	107	254
Transmissora Alianca de Energia Eletrica S.A.	33	214
Vale S.A.	533	7,415
Vibra Energia S/A	159	614
WEG SA	199	1,177
		31,930
Mexico 1.8%
America Movil SAB de CV	3,052	3,233
Arca Continental S.A.B. de C.V.	56	356
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	406	430
Becle, S.A. de C.V.	83	209
Cemex SAB de CV (a)	2,043	1,396
Coca-Cola FEMSA, S.A.B. de C.V.	63	344
El Puerto de Liverpool SAB de CV (c)	26	113
Fomento Economico Mexicano SAB de CV	242	1,886
Gruma SAB de CV - Class B	28	363
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	46	627
Grupo Aeroportuario del Sureste SAB de CV - Class B	27	549
Grupo Bimbo SAB de CV - Class A	197	605
Grupo Carso SAB de CV	57	183
Grupo Elektra S.A.B. de C.V. (c)	8	598
Grupo Financiero Banorte SAB de CV	328	2,129
Grupo Financiero Inbursa, S.A.B. de C.V.	293	351
Grupo Mexico SAB de CV - Class B	421	1,838
Grupo Televisa S.A.B.	323	608
Industrias Bachoco SAB S.A De C.V - Class B	19	66
Industrias Penoles SAB de CV	18	202
Kimberly-Clark de Mexico SAB de CV - Class A	200	303
Orbia Advance Corporation, S.A.B. de C.V.	136	347
Promotora y Operadora de Infraestructura SAB de CV	30	233
Wal - Mart de Mexico, S.A.B. de C.V.	667	2,484
		19,453
Thailand 1.7%
Advanced Info Service PLC. - NVDR	142	975
Airports of Thailand PCL - NVDR (c)	564	1,027
Asset World Corp Public Company Limited - NVDR (a)	864	120
B.Grimm Power Public Company Limited - NVDR (c)	118	143
Bangkok Bank PCL - NVDR	73	265
Bangkok Bank PCL	8	28
Bangkok Commercial Asset Management Public Company Limited - NVDR	335	217
Bangkok Dusit Medical Services Public Company Limited. - NVDR	536	369
Bangkok Expressway and Metro Public Company Limited - NVDR (c)	1,009	255
Bank of Ayudhya Public Company Limited - NVDR	189	200
Banpu PCL - NVDR (c)	348	111
Banpu Power Public Company Limited - NVDR (c)	75	39
Berli Jucker PCL - NVDR (c)	179	166
BTS Group Holdings Public Company Limited - NVDR	963	270
Bumrungrad Hospital Public Company Limited - NVDR	59	246
Carabao Group Public Co., Ltd. - NVDR	51	182
Central Pattana Public Company Limited - NVDR	188	318
Central Retail Corporation Limited - NVDR (c)	70	67
Central Retail Corporation Limited (c)	334	319
Charoen Pokphand Foods PCL - NVDR	395	301
CP ALL Public Company Limited - NVDR	524	925
Delta Electronics Thailand PCL - NVDR (c)	63	779
Electricity Generating PCL - NVDR (c)	30	159
Energy Absolute Public Company Limited - NVDR (c)	238	685
Global Power Synergy Public Company Limited - NVDR	100	266
Gulf Energy Development Public Company Limited - NVDR (c)	642	879
Home Product Center PCL - NVDR	598	259
Indorama Ventures Public Company Limited - NVDR (c)	291	376
Intouch Holdings Public Company Limited - NVDR	124	298
IRPC PCL - NVDR	1,111	127
Kasikornbank PCL - NVDR	157	668
Kerry Express (Thailand) Public Company Limited - NVDR	64	58
Krung Thai Bank PCL - NVDR	555	219
Krungthai Card Public Company Limited - NVDR (c)	146	258
Land and Houses Public Company Limited - NVDR	469	123
Minor International PCL (a)	309	266
Minor International Public Company Limited - NVDR (a)	54	46
Muangthai Leasing Public Company Limited - NVDR	92	161
Ngern Tid Lor Public Company Limited - NVDR (a)	49	54
Osotspa Public Company Limited - NVDR	164	168
PTT Exploration And Production Public Company Limited	174	613
PTT Global Chemical Public Company Limited	215	378
PTT Oil And Retail Business Public Company Limited - NVDR	383	310
PTT PCL - NVDR	198	225
PTT Public Company Limited	867	985
RATCH Group Public Company Limited - NVDR	79	106
SCG Paper Public Company Limited - NVDR	162	336
Siam Cement PCL - NVDR	40	463
Siam Commercial Bank PCL - NVDR	68	257
Siam Commercial Bank Public Company Limited	129	489
Siam Global House Public Company Limited - NVDR	214	128
Sri Trang Gloves (Thailand) Public Company Limited - NVDR (c)	168	152
Srisawad Corporation Public Company Limited - NVDR	94	174
Thai Oil Public Company Limited - NVDR	116	172
Thai Union Frozen Products PCL - NVDR	340	199
TISCO Financial Group Public Company Limited - NVDR	53	152
TMB Bank Public Company Limited - NVDR	5,777	254
TOA PAINT (THAILAND) COMPANY LIMITED - NVDR (c)	45	43
Total Access Communication Public Company Limited - NVDR	112	153
True Corp. PCL - NVDR	2,493	356
VGI Public Company Limited - NVDR	684	135
		18,472
Malaysia 1.7%
AMMB Holdings Bhd (a)	247	188
Axiata Group Berhad	623	623
CIMB Group Holdings Bhd	943	1,234
Dialog Group Berhad	658	415
DiGi.Com Bhd	430	450
Fraser & Neave Holdings Bhd	18	109
Gamuda Bhd (a)	340	237
Genting Berhad	334	375
Genting Malaysia Berhad	397	275
Genting Plantations Bhd	49	79
HAP Seng Consolidated Bhd	89	164
Hartalega Holdings Berhad	257	354
Hong Leong Bank Bhd	107	478
Hong Leong Financial Group Bhd	38	156
IHH Healthcare Berhad	411	724
IJM Corp. Bhd	382	140
IOI Corporation Berhad	476	426
IOI Properties Group Berhad	254	67
KLCC Property Holdings Berhad	80	126
Kuala Lumpur Kepong Bhd	76	399
Kumpulan Sime Darby Berhad	333	186
Malayan Banking Berhad	915	1,824
Malaysia Airports Holdings Bhd (a)	148	213
Maxis Communications Berhad	289	337
MISC Bhd	170	288
Mr D.I.Y. Group (M) Berhad	212	184
My E.G. Services Berhad	573	147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Nestle Bhd	7	235
Petronas Chemicals Group Berhad	321	688
Petronas Dagangan Bhd	49	243
Petronas Gas Bhd	116	501
PPB Group Bhd	94	386
Press Metal Aluminium (Australia) Pty Ltd	521	724
Public Bank Berhad	2,015	2,014
QL Resources Berhad	149	163
RHB Bank Bhd	266	343
Sime Darby Plantation Berhad	328	296
Supermax Corporation Berhad	8	3
Telekom Malaysia Bhd	250	331
Tenaga Nasional Bhd	360	808
Top Glove Corporation Bhd	635	396
Westports Holdings Berhad	128	125
YTL Corp. Bhd	662	92
		17,546
Indonesia 1.6%
Aneka Tambang (Persero), PT TBK	782	123
Bank Indonesia Raya TBK, PT (a)	347	44
Bank Mandiri Persero Tbk PT	2,561	1,266
Bank Negara Indonesia Persero Tbk PT	1,056	500
Bank Rakyat Indonesia Persero Tbk PT	8,678	2,507
Charoen Pokphand Indonesia Tbk PT	1,014	424
Gudang Garam Tbk PT	67	144
Indofood Sukses Makmur Tbk	607	270
Mayora Indah, Pt Tbk	602	86
PT Adaro Energy Tbk	2,188	346
PT Astra International Tbk	2,752	1,102
PT Bank Jago Tbk (a)	504	566
PT Barito Pacific Tbk	3,687	222
PT Bukalapak.com (a)	6,749	204
PT Chandra Asri Petrochemical TBK	372	191
PT Indah Kiat Pulp & Paper Tbk	344	189
PT Indocement Tunggal Prakarsa Tbk	234	199
PT Indofood Sukses Makmur Tbk	308	189
PT Jasa Marga (Persero) Tbk.	194	53
PT Kalbe Farma Tbk	2,908	330
PT Merdeka Copper Gold, Tbk. (a)	1,570	430
PT Mitra Keluarga Karyasehat Tbk	614	98
PT Pabrik Kertas Tjiwi Kimia Tbk	147	78
PT Pakuwon Jati Tbk (a)	1,275	42
PT Sarana Menara Nusantara Tbk	3,350	264
PT Tambang Batubara Bukit Asam Tbk	720	137
PT Vale Indonesia Tbk	208	68
PT XL Axiata Tbk.	320	71
PT. Bank Central Asia Tbk	7,464	3,835
PT. Elang Mahkota Teknologi Tbk. (a)	2,609	418
PT. Sumber Alfaria Trijaya, Tbk	2,488	212
Semen Gresik Persero Tbk PT	408	207
Telekomunikasi Indonesia (Persero), PT TBK	6,484	1,840
Tower Bersama Infrastructure Tbk PT	1,106	229
Transcoal Pacific (a)	110	78
Unilever Indonesia Tbk PT	729	210
United Tractors Tbk PT	228	354
		17,526
United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	371	863
Abu Dhabi Islamic Bank	130	243
Abu Dhabi National Oil Company	380	441
ALDAR Properties PJSC	547	594
Dubai Islamic Bank PJSC	248	363
Emaar Development LLC (a)	105	125
Emaar Properties PJSC	523	695
Emirates NBD Bank PJSC	316	1,155
Emirates Telecommunications Group Co. PJSC	233	2,010
First Abu Dhabi Bank PJSC	585	2,998
International Holdings Limited (a)	63	2,616
		12,103
Hong Kong 1.1%
BBMG Corporation - Class H	273	42
Bosideng International Holdings Limited (c)	454	286
China Everbright International Ltd.	490	393
China Gas Holdings Ltd.	332	692
China Mengniu Dairy Company Limited	368	2,088
China Molybdenum Co.,Ltd - Class H	431	228
China Resources Cement Holdings Limited	320	242
Chow Tai Fook Jewellery Group Limited	242	436
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H	120	46
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	452	878
Dali Foods Group Company Limited (b)	297	156
Datang International Power Generation Co. Ltd. - Class H	364	82
Dongfang Electric Corporation Limited - Class H	15	26
Dongyue Group Limited	182	284
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited (b)	150	365
Hopson Development Holdings Limited (c)	90	188
Huadian Power International Corp. Ltd. - Class H (c)	182	79
Kingboard Chemical Holdings Ltd.	84	411
Kingboard Laminates Holdings Limited	123	209
Lee & Man Paper Manufacturing Ltd.	262	182
Metallurgical Corporation of China Ltd. - Class H	410	105
Nine Dragons Paper (Holdings) Limited	245	263
Orient Overseas (International) Limited	21	515
Shimao Property Holdings Limited (c)	168	110
Sino Biopharmaceutical Limted	1,340	939
Sinotruk (Hong Kong) Limited	92	142
Sun Art Retail Group Limited	272	110
Wharf Holdings Ltd.	201	616
Xinyi Glass Holdings Limited	352	880
Zhongsheng Group Holdings Limited	71	558
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class H	235	148
		11,699
Philippines 0.9%
Aboitiz Equity Ventures Inc.	293	313
Aboitiz Power Corporation	233	136
AC Energy Corporation	1,320	285
Alliance Global Group Inc.	360	83
Ayala Corporation	35	564
Ayala Land Inc.	801	577
Bank of the Philippine Islands	258	465
BDO Unibank, Inc.	247	585
Converge Information and Communications Technology Solutions, Inc. (a)	218	137
Emperador Inc.	373	152
First Gen Corporation	69	38
Globe Telecom Inc.	4	229
GT Capital Holdings, Inc.	10	108
International Container Terminal Services Inc.	113	443
JG Summit Holdings Inc.	403	419
Jollibee Foods Corp.	58	246
LT Group, Inc.	324	63
Manila Electric Company	31	181
Megaworld Corp.	1,847	114
Metro Pacific Investments Corporation	1,684	129
Metropolitan Bank & Trust Co.	300	328
Monde Nissin Corporation (a)	574	183
PLDT Inc.	12	423
Puregold Price Club, Inc.	147	114
Robinsons Land Corp.	200	75
Robinsons Retail Holdings, Inc.	49	63
San Miguel Corporation	45	103
San Miguel Food and Beverage, Inc. - Class B	81	113
Security Bank Corp.	52	122
SM Investments Corp	66	1,227
SM Prime Holdings Inc.	1,548	1,028
Universal Robina Corp.	129	323
		9,369
Qatar 0.8%
Barwa Real Estate Company Q.P.S.C	242	203
Commercial Bank of Qatar QSC	262	485
Doha Bank	213	187
Industries Qatar QSC	284	1,205
Masraf Al Rayan (Q.P.S.C.)	539	687

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Mesaieed Petrochemical Holding Company Q.S.C.	586	336
Ooredoo QSC	105	202
Qatar Electricity & Water Co.	71	323
Qatar Fuel Company Q.P.S.C. (WOQOD)	66	333
Qatar Gas Transport Company Ltd.	296	268
Qatar International Islamic Bank	100	252
Qatar Islamic Bank SAQ	156	787
Qatar National Bank	594	3,293
Qatar Navigation Q.P.S.C.	75	156
		8,717
Kuwait 0.7%
Agility Public Warehousing Company KSCP	188	588
Ahli United Bank K.S.C.P (a)	85	87
Boubyan Bank K.S.C.P (a)	133	347
Gulf Bank K.S.C.P.	259	239
Kuwait Finance House K.S.C.P.	648	1,784
Mabanee Company (K.P.S.C)	70	184
Mobile Telecommunications Company K.S.C. P	259	511
National Bank of Kuwait S.A.K.P.	956	3,152
		6,892
Turkey 0.4%
Akbank Turk Anonim Sirketi - Class A	439	239
Arcelik A.S. - Class A	41	149
Aselsan Inc. - Class A	69	108
BIM Birlesik Magazalar A.S. - Class A	60	278
Coca-Cola Icecek Anonim Sirketi - Class A	7	48
Enka Insaat ve Sanayi AS - Class A	247	282
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	177	377
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	166
Haci Omer Sabanci Holding A.S. - Class A	170	171
Koc Holding A.S. - Class A	151	324
Petkim Petrokimya Holding AS - Class A (a)	134	80
SASA Polyester Sanayi A.S. - Class A (a)	15	58
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	12	69
Turk Hava Yollari A.O. - Class A (a)	105	160
Turk Telekomunikasyon A/S - Class A	57	42
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	166	232
Turkiye Garanti Bankasi A.S. - Class A	294	250
Turkiye Is Bankasi Anonim Sirketi - Class C	257	140
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A (a)	15	175
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	211	213
Yapi ve Kredi Bankasi A.S. - Class A	430	110
		3,671
Chile 0.3%
Banco de Chile	5,847	450
Banco de Credito e Inversiones	8	220
Banco Santander-Chile	8,321	334
Cencosud S.A.	180	302
Cencosud Shopping S.A.	62	74
Cia Cervecerias Unidas SA	20	162
Empresas CMPC SA	147	246
Empresas COPEC SA	46	352
Enel Americas SA	2,902	319
Enel Chile S.A.	4,057	143
Quinenco S.A.	40	78
S.A.C.I. Falabella	97	319
		2,999
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	18	493
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	69	532
OTP Bank Plc (a)	30	1,537
		2,562
Colombia 0.2%
Banco de Bogota S.A.	9	163
Bancolombia SA	45	381
Cementos Argos S.A.	66	99
Corporacion Financiera Colombiana S.A.	12	87
Ecopetrol S.A.	633	417
Grupo Argos S A	46	152
Grupo de Inversiones Suramericana S.A.	24	179
Grupo Energia Bogota S.A. ESP	349	215
Grupo Nutresa S.A.	34	242
Interconexion Electrica SA	59	323
		2,258
Greece 0.2%
Eurobank Ergasias Services And Holdings S.A - Class R (a)	324	329
Hellenic Duty Free Shops S.A. - Class R (a) (d)	9	—
Hellenic Petroleum S.A. - Class R	7	46
Hellenic Telecommunications Organization SA - Class R	32	583
Jumbo S.A. - Class R	14	201
Motor Oil Hellas Corinth Refineries SA - Class R	7	114
National Bank of Greece SA - Class R (a)	70	235
OPAP SA - Class R	27	377
		1,885
Czech Republic 0.2%
CEZ A/S	23	872
Komercni Banka A/S	10	409
MONETA Money Bank, a.s. (b)	62	268
		1,549
Bermuda 0.1%
Credicorp Ltd.	9	1,045
Egypt 0.1%
Commercial International Bank Egypt SAE	247	833
Eastern Tobacco Co.	122	83
		916
Romania 0.0%
New Europe Property Investments PLC	56	376
Luxembourg 0.0%
Reinet Investments S.C.A.	18	320
Peru 0.0%
Inretail Peru Corp. (b)	4	128
Intergroup Financial Services Corp.	5	125
		253
Singapore 0.0%
BOC Aviation Limited (b)	33	243
Pakistan 0.0%
Oil & Gas Development Co. Ltd.	80	39
Total Common Stocks (cost $1,019,027)		1,036,721
PREFERRED STOCKS 2.0%
Brazil 1.0%
Banco Bradesco S.A. (f)	660	2,275
Braskem S.A - Series A	26	264
Centrais Eletricas Brasileiras SA	30	178
Companhia Energetica de Minas Gerais Cemig	141	333
Gerdau SA	149	731
Itau Unibanco Holding S.A. (f)	650	2,444
Itausa - Investimentos Itau SA	624	1,000
Petroleo Brasileiro S/A Petrobras. (f)	611	3,123
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	50	137
		10,485
South Korea 0.7%
Amorepacific Corporation	1	72
CJ CheilJedang Corp.	—	38
Hyundai Motor Co., 1.00% (g)	3	232
Hyundai Motor Co., 2.00% (g)	5	404
Kumho Petrochemical Co., Ltd.	—	27
LG Chem Ltd., 1.00% (g)	1	251
LG Electronics Inc. (a)	2	128
LG Household & Health Care Ltd., 1.00% (g)	—	141
Samsung Electro-Mechanics Co., Ltd.	—	27
Samsung Electronics Co. Ltd., 1.00% (g)	110	6,599
Samsung Fire & Marine Insurance Company	—	43
Samsung SDI Co., Ltd., 1.00% (g)	—	57
		8,019
Chile 0.1%
Sociedad Quimica y Minera de Chile SA - Preferred Class B	20	998

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Russian Federation 0.1%
Public Joint Stock Society "Surgutneftegaz"	1,025	525
Public Joint Stock Society Tatneft Named After V.D. Tire	9	58
Sberbank of Russia	112	413
		996
Colombia 0.1%
Bancolombia SA	59	468
Grupo Aval Acciones y Valores S.A.	508	132
Grupo de Inversiones Suramericana S.A.	15	82
		682
Taiwan 0.0%
China Development Financial Holding Corporation (a)	8	3
Total Preferred Stocks (cost $23,399)		21,183
RIGHTS 0.0%
South Korea 0.0%
Doosan Heavy Industries & Construction Co., Ltd. (a) (h)	4	16
China 0.0%
Seazen Group Limited (a) (h)	12	—
Total Rights (cost $0)		16
CORPORATE BONDS AND NOTES 0.0%
India 0.0%
Britannia Industries Ltd
8.00%, 08/28/22, INR	17	7
Total Corporate Bonds And Notes (cost $0)		7
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.9%
JNL Government Money Market Fund, 0.01% (i) (j)	10,214	10,214
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.03% (i) (j)	3,198	3,198
Total Short Term Investments (cost $13,412)		13,412
Total Investments 100.2% (cost $1,055,838)		1,071,339
Other Derivative Instruments (0.0)%		(92)
Other Assets and Liabilities, Net (0.2)%		(2,167)
Total Net Assets 100.0%		1,069,080

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $727 and 0.1% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	38,484	29,558	2.8
Angelalign Technology Inc.	12/17/21	50	45	—
AU Small Finance Bank Limited	04/28/21	307	286	—
Autohome Inc.	06/18/21	473	228	—
Avenue Supermarts Limited	04/28/21	798	1,278	0.1
Baidu, Inc. - Class A	06/18/21	6,933	5,494	0.5
Bandhan Bank Limited	04/28/21	425	332	—
BeiGene, Ltd.	04/26/21	2,127	1,861	0.2
Bii Group Holdings Ltd.	06/18/21	256	198	—
BOC Aviation Limited	04/26/21	245	243	—
Cansino Biologics Inc. - Class H	06/18/21	408	222	—
China Feihe Limited	04/26/21	1,007	533	0.1
China General Nuclear Power Corporation - Class H	04/26/21	462	454	0.1
China Huarong Asset Management Co., Ltd. - Class H	04/26/21	802	234	—
China International Capital Corporation (Hong Kong) Limited - Class H	04/26/21	415	536	0.1
China Literature Limited	04/26/21	542	370	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	125	—
China Resources Mixc Lifestyle Services Limited	06/18/21	524	409	0.1
China Tower Corporation Limited - Class H	04/26/21	1,006	661	0.1
China Zheshang Bank Co., Ltd. - Class H	05/20/21	10	10	—
Dali Foods Group Company Limited	04/26/21	214	156	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	351	431	0.1
Ganfeng Lithium Co., Ltd. - Class H	04/26/21	602	587	0.1
General Insurance Corporation of India	06/18/21	120	95	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	135	146	—
Haidilao International Holding Ltd.	04/26/21	633	281	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	688	365	—
Hapvida Participacoes E Investimentos Ltda	04/26/21	443	309	—
HDFC Life Insurance Company Limited	04/28/21	1,138	1,075	0.1
Huatai Securities Co.,Ltd. - Class H	04/26/21	446	362	—
ICICI Lombard General Insurance Company Limited	04/28/21	569	553	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	374	396	—
Innovent Biologics, Inc. - Class B	04/26/21	687	829	0.1
Inretail Peru Corp.	05/19/21	150	128	—
Interglobe Aviation Limited	04/28/21	287	352	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
JD Health International Inc.	06/18/21	1,623	1,111	0.1
Jinxin Fertility Group Limited	04/26/21	301	195	—
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	67	—
Kuaishou Technology	06/18/21	3,901	1,817	0.2
Larsen & Toubro Infotech Limited	04/28/21	301	565	0.1
Meituan Dianping - Class B	04/26/21	11,051	15,535	1.5
Ming Yuan Cloud Group Holdings Limited	04/26/21	457	210	—
MONETA Money Bank, a.s.	04/26/21	211	268	—
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,274	1,505	0.2
Notre Dame Intermedica Participacoes S.A.	04/26/21	1,085	785	0.1
Orient Securities Company Limited - Class H	05/20/21	57	76	—
Pepkor Holdings Ltd	04/26/21	204	225	—
Ping An Healthcare and Technology Company Limited	04/26/21	744	253	—
POP MART International Group Limited	06/18/21	758	543	0.1
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	754	872	0.1
Public Joint Stock Society "Fosagro"	04/26/21	206	312	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	39	—
Red Star Macalline Group Corporation Ltd. - Class H	05/20/21	57	47	—
SBI Life Insurance Company Limited	04/28/21	727	910	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	171	130	—
Shanghai Junshi Biosciences Co.,Ltd. - Class H	06/18/21	126	131	—
Shenwang Hongyuan Group Co., Ltd - Class H	05/20/21	58	48	—
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. - Class H	05/20/21	57	43	—
Shimao Property Holdings Limited	04/26/21	255	68	—
Smoore International Holdings Limited	04/26/21	1,621	1,153	0.1
Sunac Services Holdings Limited	06/18/21	359	117	—
Tongcheng-Elong Holdings Limited	04/26/21	274	269	—
Topsports International Holdings Limited	04/26/21	471	400	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	427	833	0.1
ZTO Express Co., Ltd.	06/18/21	2,505	2,365	0.2
		92,424	80,034	7.5

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	259	March 2022	15,795	(92)	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	36,893	999,253	575	1,036,721
Preferred Stocks	21,183	—	—	21,183
Rights	—	16	—	16
Corporate Bonds And Notes	—	7	—	7
Short Term Investments	13,412	—	—	13,412
	71,488	999,276	575	1,071,339
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	86	—	—	86
	86	—	—	86

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 96.8%
Japan 24.0%
ABC-Mart Inc.	5	205
Acom Co. Ltd.	60	172
Advance Residence Investment Corp.	—	694
Advantest Corporation	28	2,658
AEON Co. Ltd.	127	2,987
AEON Mall Co. Ltd.	14	202
Air Water Inc.	35	538
Aisin Seiki Co. Ltd.	27	1,044
Ajinomoto Co. Inc.	79	2,406
Alfresa Holdings Corp.	32	428
All Nippon Airways Co. Ltd. (a)	24	507
Amada Co. Ltd.	54	538
Asahi Breweries Ltd.	70	2,727
Asahi Glass Co. Ltd. (a)	31	1,498
Asahi Intecc Co., Ltd.	34	732
Asahi Kasei Corp.	201	1,887
Asics Corp.	26	568
Astellas Pharma Inc.	272	4,419
Bandai Namco Holdings Inc.	32	2,497
Bank of Kyoto Ltd.	11	532
Benefit One Inc.	11	476
Bridgestone Corp. (a)	86	3,723
Brother Industries Ltd.	39	759
Calbee,Inc.	18	406
Canon Inc. (a)	150	3,641
Capcom Co. Ltd.	24	550
Casio Computer Co. Ltd.	35	450
Central Japan Railway Co.	29	3,899
China Bank Ltd.	112	641
Chubu Electric Power Co. Inc.	108	1,140
Chugai Pharmaceutical Co. Ltd.	93	3,012
Chugoku Electric Power Co. Inc.	49	401
Concordia Financial Group, Ltd.	182	663
COSMOS Pharmaceutical Corporation	3	485
CyberAgent Inc.	61	1,015
Dai Nippon Printing Co. Ltd.	42	1,067
Daifuke Co. Ltd.	18	1,477
Dai-ichi Life Holdings, Inc.	160	3,227
Daiichi Sankyo Company, Ltd	264	6,709
Daikin Industries Ltd.	42	9,570
Dainippon Sumitomo Pharma Co. Ltd.	26	302
Daito Trust Construction Co. Ltd.	9	1,053
Daiwa House Industry Co. Ltd.	97	2,778
Daiwa House REIT Investment Corporation	—	913
Daiwa Securities Group Inc.	226	1,275
Denso Corp.	76	6,290
Dentsu Inc.	36	1,290
Disco Corp.	4	1,339
East Japan Railway Co.	55	3,404
Eisai Co. Ltd.	43	2,464
Fanuc Ltd.	28	5,913
Fast Retailing Co. Ltd.	10	5,383
Fuji Electric Holdings Co. Ltd.	22	1,213
FUJIFILM Holdings Corp.	58	4,272
Fujitsu Ltd.	27	4,529
Fukuoka Financial Group, Inc.	29	499
GLP J-REIT	1	1,126
GMO Payment Gateway, Inc.	6	794
Hakuhodo DY Holdings Incorporated	45	755
Hamamatsu Photonics KK	20	1,275
Hankyu Hanshin Holdings Inc.	36	1,011
Harmonic Drive Systems Inc.	6	261
Haseko Corp.	28	351
Hikari Tsushin Inc.	3	461
Hino Motors Ltd.	43	352
Hirose Electric Co. Ltd.	5	822
Hitachi Construction Machinery Co. Ltd.	15	433
Hitachi Ltd.	140	7,571
Hitachi Metals Ltd.	28	524
Honda Motor Co. Ltd.	249	7,044
Hoshizaki Corporation	9	677
Hoya Corp.	54	7,938
Hulic Co. Ltd.	75	712
IBIDEN Co., Ltd.	20	1,175
Idemitsu Kosan Co., Ltd.	37	947
Iida Group Holdings Co., Ltd.	28	649
Inpex Corporation	163	1,415
Isuzu Motors Ltd.	83	1,026
ITOCHU Corp.	215	6,589
ITOCHU Techno-Solutions Corporation	14	444
Japan Airlines Co., Ltd	22	419
Japan Airport Terminal Co. Ltd.	13	535
Japan Exchange Group Inc.	77	1,683
Japan Post Holdings Co., Ltd.	179	1,399
Japan Post Insurance Co., Ltd.	30	485
Japan Prime Realty Investment Corp. (a)	—	500
Japan Real Estate Investment Corp.	—	1,056
Japan Retail Fund Investment Corp.	1	906
Japan Tobacco Inc. (a)	157	3,181
JFE Holdings Inc.	87	1,105
JS Group Corp.	43	1,160
JSR Corp.	32	1,222
JXTG Holdings, Inc.	464	1,739
Kajima Corp.	74	854
Kakaku.com Inc.	19	504
Kansai Electric Power Co. Inc.	124	1,155
Kansai Paint Co. Ltd.	39	839
Kao Corp.	68	3,577
Kawasaki Heavy Industries Ltd.	25	461
KDDI Corp.	241	7,021
Keio Corp.	18	806
Keisei Electric Railway Co. Ltd.	24	637
Kewpie Corporation	18	397
Keyence Corp.	28	17,420
Kikkoman Corp.	27	2,289
Kinden Corp.	16	236
Kintetsu Corp. (b)	26	739
Kirin Holdings Co. Ltd.	122	1,966
Kobayashi Pharmaceutical Co. Ltd.	8	653
Kobe Bussan Co., Ltd.	18	705
Koei Tecmo Holdings Co., Ltd.	9	341
Koito Manufacturing Co. Ltd.	19	1,018
Komatsu Ltd.	142	3,314
Konami Corp.	15	718
Kose Corp. (a)	5	584
Kubota Corp.	164	3,657
Kuraray Co. Ltd.	54	467
Kurita Water Industries Ltd.	16	766
Kyocera Corp.	50	3,139
Kyowa Kirin Co., Ltd.	38	1,033
Kyushu Electric Power Co. Inc.	72	536
Kyushu Railway Company	24	498
Lasertec Corporation	11	3,477
Lawson Inc.	7	318
Lion Corp.	45	606
M3, Inc.	62	3,133
Makita Corp.	40	1,714
Marubeni Corp.	247	2,405
Marui Group Co. Ltd. (a)	34	639
Matsumotokiyoshi Holdings Co., Ltd.	14	532
Mazda Motor Corp.	90	694
McDonald's Holdings Co. Japan Ltd.	9	416
Medipal Holdings Corp.	32	596
Meiji Holdings Co., Ltd.	21	1,224
Mercari, Inc. (b)	15	763
Minebea Mitsumi Inc.	56	1,603
MISUMI Group Inc.	39	1,616
Mitsubishi Chemical Holdings Corporation	211	1,568
Mitsubishi Corp.	215	6,832
Mitsubishi Electric Corp.	313	3,980
Mitsubishi Estate Co. Ltd.	202	2,809
Mitsubishi Gas Chemical Co. Inc.	31	527
Mitsubishi Heavy Industries Ltd.	45	1,042
Mitsubishi Motors Corp. (a) (b)	89	250
Mitsubishi UFJ Financial Group Inc.	1,867	10,128
Mitsubishi UFJ Lease & Finance Co. Ltd.	104	516

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Mitsui & Co. Ltd.	235	5,572
Mitsui Chemicals Inc.	31	824
Mitsui Fudosan Co. Ltd.	140	2,783
Mitsui OSK Lines Ltd.	18	1,337
Mizuho Financial Group Inc.	363	4,613
MonotaRO Co., Ltd.	37	662
MS&AD Insurance Group Holdings, Inc.	69	2,138
Murata Manufacturing Co. Ltd.	93	7,374
Nabtesco Corp. (a)	19	555
Nagoya Railroad Co. Ltd.	30	454
NEC Corp.	39	1,810
NEC Electronics Corp. (b)	195	2,407
NEXON Co.,Ltd.	68	1,308
NGK Insulators Ltd.	41	697
NGK Spark Plug Co. Ltd.	26	453
Nidec Corp.	79	9,274
Nihon M & A Center Inc.	44	1,071
Nikon Corp.	53	569
Nintendo Co. Ltd.	17	7,857
Nippon Building Fund Inc.	—	1,376
Nippon Express Co. Ltd. (c)	13	787
Nippon Meat Packers Inc.	16	562
Nippon Paint Co. Ltd.	210	2,285
Nippon Shinyaku Co., Ltd.	9	641
Nippon Steel Corporation	138	2,263
Nippon Telegraph & Telephone Corp.	173	4,732
Nippon Yusen KK	24	1,850
Nissan Chemical Industries Ltd.	19	1,126
Nissan Motor Co., Ltd. (b)	333	1,608
Nisshin Seifun Group Inc.	40	572
Nissin Foods Holdings Co. Ltd.	13	934
Nitori Co. Ltd.	13	1,941
Nitto Denko Corp.	22	1,671
Nomura Holdings Inc.	422	1,836
Nomura Real Estate Holdings, Inc.	17	391
Nomura Real Estate Master Fund. Inc.	1	995
Nomura Research Institute Ltd.	61	2,578
NSK Ltd.	74	477
NTT Data Corp.	91	1,948
Obayashi Corp.	108	836
Obic Co. Ltd.	9	1,737
Odakyu Electric Railway Co. Ltd.	49	905
OJI Holdings Corp.	152	735
Olympus Corp.	188	4,331
Omron Corp.	29	2,932
Ono Pharmaceutical Co. Ltd.	74	1,828
Open House Co.,Ltd.	11	566
Oracle Corp. Japan	5	348
Oriental Land Co. Ltd.	33	5,586
ORIX Corp.	173	3,522
Orix J-REIT Inc.	—	656
Osaka Gas Co. Ltd.	63	1,037
Otsuka Corp.	17	787
Otsuka Holdings Co., Ltd.	81	2,942
Pan Pacific International Holdings Corporation	79	1,086
Panasonic Corp.	340	3,744
Persol Holdings Co., Ltd.	29	836
Pola Orbis Holdings Inc.	12	198
Prologis	—	1,366
Rakuten Inc.	122	1,223
Recruit Holdings Co., Ltd.	246	14,925
Resona Holdings Inc.	355	1,381
Ricoh Co. Ltd.	103	954
Rinnai Corp.	6	532
Rohm Co. Ltd.	13	1,193
Ryohin Keikaku Co. Ltd.	36	551
Santen Pharmaceutical Co. Ltd.	60	736
SBI Holdings Inc.	37	996
SCSK Corporation	23	459
Secom Co. Ltd.	31	2,154
Sega Sammy Holdings Inc.	27	421
Seibu Holdings Inc.	41	380
Seiko Epson Corp.	49	878
Sekisui Chemical Co. Ltd.	60	1,008
Sekisui House Ltd.	97	2,086
Seven & I Holdings Co., Ltd.	114	5,013
SG Holdings Co., Ltd.	75	1,759
Sharp Corp.	29	332
Shimadzu Corp.	39	1,661
Shimano Inc.	12	3,301
Shimizu Corp.	105	650
Shin-Etsu Chemical Co. Ltd.	57	9,895
Shinsei Bank Ltd.	15	239
Shionogi & Co. Ltd.	41	2,870
Shiseido Co. Ltd.	59	3,268
Shizuoka Bank Ltd.	85	610
Showa Denko KK (a)	23	475
SMC Corp.	9	5,996
Softbank Corp.	400	5,070
SoftBank Group Corp.	181	8,596
Sohgo Security Services Co. Ltd.	13	525
Sojitz Corp.	33	502
Sompo Holdings, Inc.	52	2,201
Sony Corp.	182	22,880
Square Enix Holdings Co. Ltd.	13	649
Stanley Electric Co. Ltd.	23	574
Subaru Corp. NPV	85	1,518
SUMCO Corporation	37	761
Sumitomo Chemical Co. Ltd.	248	1,167
Sumitomo Corp.	178	2,634
Sumitomo Electric Industries Ltd.	118	1,547
Sumitomo Heavy Industries Ltd.	19	454
Sumitomo Metal Mining Co. Ltd.	41	1,550
Sumitomo Mitsui Financial Group Inc.	198	6,782
Sumitomo Mitsui Trust Holdings Inc.	56	1,875
Sumitomo Realty & Development Co. Ltd.	69	2,019
Sumitomo Rubber Industries Inc. (a)	28	290
Sundrug Co. Ltd.	10	264
Suntory Beverage & Food Limited	19	692
Suzuki Motor Corp.	68	2,625
Sysmex Corp.	25	3,340
T&D Holdings Inc.	80	1,026
Taisei Corp.	28	845
Taisho Pharmaceutical Holdings Company Ltd.	9	390
Taiyo Nippon Sanso Corp.	32	697
Takeda Pharmaceutical Co. Ltd.	227	6,204
TDK Corp.	56	2,178
Terumo Corp.	109	4,621
TIS Inc.	30	904
Tobu Railway Co. Ltd.	29	654
Toho Co. Ltd.	22	920
Tohoku Electric Power Co. Inc.	76	540
Tokio Marine Holdings Inc.	100	5,555
Tokyo Century Corp.	8	393
Tokyo Electric Power Co. Holdings Inc. (b)	111	288
Tokyo Electron Ltd.	23	13,036
Tokyo Gas Co. Ltd.	58	1,037
Tokyu Corp.	86	1,139
Tokyu Fudosan Holdings Corporation	84	469
Toppan Printing Co. Ltd.	53	986
Toray Industries Inc.	244	1,452
Toshiba Corp.	62	2,528
Tosoh Corp.	49	726
TOTO Ltd.	24	1,098
Toyo Suisan Kaisha Ltd.	16	657
Toyota Boshoku Corporation	11	220
Toyota Industries Corp.	29	2,318
Toyota Motor Corp.	1,862	34,182
Toyota Tsusho Corp.	35	1,633
Trend Micro Inc. (a)	21	1,160
TSURUHA Holdings ,Inc.	5	470
Unicharm Corp.	64	2,788
United Urban Investment Corp.	—	556
USS Co. Ltd.	34	525
Welcia Holdings Co.,Ltd.	16	486
West Japan Railway Co.	35	1,477
Workman Co., Ltd.	3	148
Yahoo! Japan Corp.	382	2,210
Yakult Honsha Co. Ltd.	23	1,189
Yamada Denki Co. Ltd.	118	402
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Yamaha Corp.	25	1,213
Yamaha Motor Co. Ltd.	47	1,136
Yamato Holdings Co. Ltd.	48	1,136
Yamazaki Baking Co. Ltd.	28	368
Yaskawa Electric Corp.	38	1,876
Yokogawa Electric Corp.	36	650
ZOZO, Inc.	13	412
		634,595
United Kingdom 13.4%
3i Group plc	141	2,759
Admiral Group PLC	39	1,647
Allfunds Group PLC (b)	23	464
Anglo American PLC	197	8,044
Ashtead Group Public Limited Company	64	5,160
ASOS Plc (b)	10	339
Associated British Foods PLC	53	1,439
AstraZeneca PLC	223	26,171
Auto Trader Group PLC	145	1,450
Avast PLC (d)	94	775
AVEVA Group plc	17	792
Aviva PLC	572	3,168
B&M European Value Retail S.A.	123	1,056
BAE Systems PLC	470	3,492
Barclays PLC	2,296	5,813
Barratt Developments P L C	152	1,540
BP P.L.C.	2,940	13,152
Bridgepoint Group PLC (b) (d)	16	108
British American Tobacco P.L.C.	330	12,248
BT Group Plc	1,251	2,865
Bunzl Public Limited Company	50	1,964
Burberry Group PLC	61	1,485
Centrica PLC (b)	884	857
Coca-Cola European Partners PLC	30	1,667
Compass Group PLC	256	5,703
Convatec Group PLC (d)	242	633
Croda International Public Limited Company	21	2,828
Darktrace PLC (b)	22	126
DCC Public Limited Company	15	1,239
Dechra Pharmaceuticals PLC	16	1,129
Deliveroo PLC - Class A (b)	28	80
Derwent London PLC	17	778
Diageo PLC	338	18,452
Direct Line Insurance Limited	186	701
Dr. Martens PLC (b)	53	307
DS Smith PLC	205	1,064
easyJet PLC (b)	76	569
Evraz PLC	82	667
Experian PLC	140	6,882
Ferguson PLC	34	6,002
Fiat Chrysler Automobiles N.V.	319	6,000
GlaxoSmithKline PLC	726	15,758
GVC Holdings PLC (b)	87	1,992
Halma Public Limited Company	55	2,367
Harbour Energy PLC	67	322
Hargreaves Lansdown PLC	48	878
Hikma Pharmaceuticals Public Limited Company	24	721
Hiscox Ltd.	53	622
Howden Joinery Group PLC	87	1,062
HSBC Holdings PLC	2,985	18,124
Imperial Brands PLC	136	2,964
Informa Switzerland Limited (b)	225	1,571
InterContinental Hotels Group PLC (b)	27	1,736
Intermediate Capital Group PLC	42	1,259
Intertek Group Plc	23	1,753
Intu Properties PLC (b) (c)	156	—
ITV Plc	543	797
J Sainsbury PLC	258	964
JD Sports Fashion PLC (b)	372	1,096
Johnson Matthey PLC	30	822
Kingfisher Plc	314	1,440
Land Securities Group PLC	112	1,177
Legal & General Group PLC	868	3,490
Lloyds Banking Group PLC	10,159	6,579
London Stock Exchange Group PLC	48	4,473
M&G PLC	390	1,052
Marks & Spencer Group Plc (b)	293	918
Meggitt PLC (b)	110	1,101
Melrose Holdings Limited	626	1,351
Mondi plc	70	1,722
National Grid PLC	550	7,930
Next PLC	19	2,107
Ocado Group PLC (b)	90	2,041
Oxford Nanopore Technologies Limited (b)	54	524
Pearson PLC	113	936
Pepco Group N.V. (b) (d)	7	81
Persimmon Public Limited Company	48	1,842
Phoenix Group Holdings PLC	123	1,085
Prudential Public Limited Company (e)	383	6,593
Reckitt Benckiser Group PLC	107	9,152
Relx PLC	287	9,329
Rentokil Initial PLC	277	2,192
Rightmove PLC	123	1,328
Rio Tinto PLC	154	10,228
Rolls-Royce Holdings plc (b)	1,248	2,076
Royal Mail PLC	119	816
Schroders PLC	19	894
Schroders PLC	6	186
SEGRO Public Limited Company	172	3,341
Severn Trent PLC	36	1,444
Smith & Nephew PLC	128	2,238
Smiths Group PLC	59	1,264
Spirax-Sarco Engineering PLC	11	2,388
SSE PLC	154	3,430
St. James's Place PLC	81	1,833
Standard Chartered PLC	381	2,309
Standard Life Aberdeen PLC	328	1,068
Tate & Lyle Public Limited Company	70	631
Taylor Wimpey PLC	545	1,292
Tesco PLC	1,114	4,373
The Berkeley Group Holdings PLC	16	1,029
The British Land Company Public Limited Company	140	1,004
The Royal Bank of Scotland Group Public Limited Company	752	2,300
The Sage Group PLC.	167	1,930
THG Holdings PLC (b)	102	316
Travis Perkins PLC	34	714
Unilever PLC	381	20,392
United Utilities Group PLC	102	1,499
Vodafone Group Public Limited Company	3,854	5,832
Weir Group PLC(The)	39	907
Whitbread PLC (b)	30	1,219
Wise PLC - Class A (b)	59	604
WPP 2012 Limited	176	2,668
		355,091
France 9.9%
Adevinta ASA - Class B (b) (d)	35	464
Aeroports de Paris (b)	4	473
Alstom	43	1,510
Amundi (d)	9	753
Arkema	9	1,276
AXA SA	297	8,861
Biomerieux SA	6	886
BNP Paribas SA	166	11,486
Bollore SA	137	767
Bouygues SA	30	1,089
Bureau Veritas	43	1,437
Capgemini SA	23	5,641
Carrefour SA	87	1,587
Cie de Saint-Gobain	76	5,369
Cie Generale d'Optique Essilor International SA	43	9,217
CNP Assurances SA	21	516
Compagnie Generale des Etablissements Michelin	25	4,150
Covivio	7	557
Credit Agricole SA	198	2,824
Danone	99	6,141
Dassault Aviation	3	351
Dassault Systemes	101	6,009
EDENRED	36	1,651
Eiffage	12	1,250

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Electricite de France (a)	63	742
Engie	259	3,834
Gecina SA	8	1,132
Getlink S.E.	65	1,076
Hermes International SCA	5	8,799
IPSEN	6	507
Kering SA	11	8,584
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	69	11,952
Legrand SA	39	4,570
L'Oreal SA	35	16,821
LVMH Moet Hennessy Louis Vuitton SE	39	31,955
Orange SA	279	2,983
Pernod-Ricard SA	30	7,132
Publicis Groupe SA	33	2,255
Safran	51	6,181
Sanofi SA	167	16,775
Sartorius Stedim Biotech	3	1,892
Schneider Electric SE (b)	82	16,106
SEB SA	4	672
Societe Generale SA	116	3,978
Sodexo SA	13	1,104
SUEZ	57	1,275
Teleperformance	9	3,810
Thales SA	16	1,357
Total SA	360	18,281
Veolia Environnement	95	3,484
VINCI	75	7,949
Vivendi SA	119	1,611
Worldline (b) (d)	35	1,979
		263,061
Switzerland 8.5%
ABB Ltd. - Class N	258	9,854
Adecco Group AG - Class N	24	1,244
Alcon AG	73	6,466
Baloise Holding AG - Class N	7	1,191
Barry Callebaut AG - Class N	—	899
Coca-Cola HBC AG	30	1,035
Compagnie Financiere Richemont SA	76	11,314
Credit Suisse Group AG - Class N	349	3,375
EMS-Chemie Holding AG	1	1,172
Geberit AG - Class N	5	4,161
Givaudan SA - Class N	1	6,091
Glencore PLC	1,574	7,984
Julius Bar Gruppe AG - Class N	32	2,152
Kühne + Nagel International AG	7	2,348
LafargeHolcim Ltd.	75	3,828
Lindt & Spruengli AG - Class N	—	2,151
Lonza Group AG	11	8,984
Nestle SA - Class N	407	56,919
Novartis AG - Class N	351	30,868
Partners Group Holding AG	3	5,395
Roche Holding AG	4	1,820
Schindler Holding AG - Class N	3	781
SGS SA - Class N	1	2,876
Sika AG	20	8,528
Sonova Holding AG	8	3,043
STMicroelectronics NV	96	4,731
Straumann Holding AG - Class N	2	3,539
Swatch Group AG	4	1,320
Swatch Group AG - Class N	9	515
Swiss Life Holding AG - Class N	5	2,764
Swiss Re AG	41	4,071
Swisscom AG - Class N	4	2,138
Temenos Group AG - Class N	10	1,367
UBS Group AG	536	9,597
Vifor Pharma Management AG	7	1,157
Zurich Insurance Group AG - Class N	22	9,546
		225,224
Germany 7.3%
Adidas AG - Class N	27	7,683
Allianz SE	60	14,084
Aroundtown SA	145	877
BASF SE - Class N	132	9,323
Bayer AG - Class N	142	7,604
Bayerische Motoren Werke AG	45	4,534
Beiersdorf AG	13	1,385
Brenntag AG - Class N	22	2,020
Carl Zeiss Meditec AG	5	1,111
Continental AG (b)	16	1,649
Covestro AG (d)	25	1,561
Daimler AG - Class N	120	9,251
Delivery Hero SE (b) (d)	27	3,000
Deutsche Bank Aktiengesellschaft - Class N (b)	301	3,762
Deutsche Boerse AG - Class N	27	4,521
Deutsche Lufthansa AG (b)	86	607
Deutsche Post AG - Class N	142	9,111
Deutsche Telekom AG - Class N	490	9,070
Dresdner Bank AG (b)	148	1,121
DW Property Invest GmbH	6	238
E.ON SE - Class N	317	4,409
Evonik Industries AG	29	930
Fresenius Medical Care AG & Co. KGaA	28	1,824
Fresenius SE & Co. KGaA	58	2,341
GEA Group AG	22	1,212
Hannover Rueck SE - Class N	8	1,586
HeidelbergCement AG	20	1,366
Henkel AG & Co. KGaA	15	1,159
Infineon Technologies AG - Class N	189	8,726
Kion Group AG	10	1,058
Merck KGaA	18	4,750
MTU Aero Engines AG - Class N	8	1,562
Muenchener Rueckversicherungs AG - Class N	20	5,947
Puma SE	14	1,714
RWE AG	98	4,010
SAP SE	158	22,258
Siemens AG - Class N	115	19,861
Siemens Energy AG	55	1,403
Siemens Healthineers AG (d)	40	3,007
Symrise AG	19	2,770
Talanx Aktiengesellschaft	7	337
Telefonica Deutschland Holding AG	139	386
TUI AG - Class N (b) (d)	124	387
Uniper SE	14	646
Vonovia SE	112	6,185
Zalando SE (b) (d)	26	2,120
		194,466
Australia 6.9%
Afterpay Limited (b)	35	2,139
Alumina Ltd.	359	488
Ampol Limited	36	775
APA Group	176	1,290
Aristocrat Leisure Limited	93	2,942
ASX Ltd.	28	1,893
Aurizon Holdings Limited	252	640
AusNet Services Holdings Pty Ltd	275	514
Australia & New Zealand Banking Group Ltd.	412	8,241
Bendigo and Adelaide Bank Ltd.	80	531
BHP Group PLC	305	9,089
BHP Group PLC (a)	426	12,878
BlueScope Steel Ltd.	75	1,144
Boral Ltd.	44	197
Brambles Limited	209	1,618
Challenger Financial Services Group Ltd.	87	413
CIMIC Group Limited	10	128
Cochlear Ltd.	9	1,476
Coles Group Limited	193	2,520
Commonwealth Bank of Australia	247	18,168
Computershare Ltd.	85	1,237
Crown Resorts Limited (b)	50	437
CSL Ltd. (a)	69	14,498
DEXUS Funds Management Limited	152	1,231
Domino's Pizza Enterprises Limited	9	814
Endeavour Group Limited	184	900
Evolution Mining Limited	256	756
Fortescue Metals Group Ltd.	242	3,390
Goodman Funding Pty Ltd	245	4,732
GPT Group	269	1,061

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Harvey Norman Holdings Ltd.	104	373
IDP Education Limited	30	760
Incitec Pivot Ltd.	294	696
Insurance Australia Group Ltd.	370	1,146
LendLease Corp. Ltd.	103	804
Macquarie Group Limited	50	7,450
Magellan Financial Group Ltd	22	333
Medibank Private Limited	415	1,010
Mirvac Group	590	1,252
National Australia Bank Ltd.	477	10,015
Newcrest Mining Ltd.	122	2,169
Northern Star Resources Ltd.	173	1,189
Orica Ltd.	62	615
Origin Energy Ltd.	242	924
Qantas Airways Ltd. (b)	140	510
QBE Insurance Group Ltd.	212	1,747
Ramsay Health Care Ltd.	28	1,444
REA Group Ltd.	8	916
Reece Limited	43	836
Rio Tinto Ltd.	54	3,959
Santos Ltd.	391	1,801
Scentre Group Limited	739	1,703
SEEK Limited	53	1,260
Seven Group Holdings Limited	23	360
Sonic Health Care Ltd.	69	2,336
South32 Limited	673	1,973
Stockland	359	1,106
Suncorp Group Ltd.	192	1,547
Sydney Airport Corporation Limited (b)	198	1,251
Tabcorp Holdings Ltd.	333	1,217
Telstra Corp. Ltd.	582	1,769
TPG Telecom Limited	57	246
Transurban Group	443	4,461
Treasury Wine Estates Limited	100	899
Vicinity Centres RE Ltd	588	723
Washington H Soul Pattinson & Co. Ltd.	35	765
Wesfarmers Ltd.	164	7,061
Westpac Banking Corporation	531	8,236
Wisetech Global Limited	22	922
Woodside Petroleum Ltd.	139	2,216
Woolworths Group Ltd.	174	4,822
WorleyParsons Ltd.	49	378
		181,340
Netherlands 6.3%
Adyen B.V. (b) (d)	4	11,596
Aegon NV (a)	202	1,008
Airbus SE (b)	89	11,357
Akzo Nobel N.V.	28	3,045
argenx SE (b)	7	2,623
ASM International N.V.	6	2,452
ASML Holding	60	47,833
CNH Industrial N.V.	145	2,821
HAL Trust	13	2,108
Heineken Holding N.V.	15	1,391
Heineken NV	34	3,864
ING Groep N.V.	562	7,853
JDE Peet's N.V.	10	300
Koninklijke Ahold Delhaize N.V.	153	5,253
Koninklijke DSM N.V.	25	5,657
Koninklijke KPN N.V.	528	1,642
Koninklijke Philips N.V.	134	4,989
NN Group N.V.	47	2,564
Prosus N.V.	126	10,544
Randstad NV	17	1,150
Royal Dutch Shell PLC - Class A	594	13,039
Royal Dutch Shell PLC - Class B	523	11,484
Unibail-Rodamco SE	17	1,217
Universal Music Group N.V.	191	5,380
Wolters Kluwer NV - Class C	38	4,466
		165,636
Sweden 4.1%
AB Sagax - Class B	24	812
Aktiebolaget Electrolux - Class B	38	922
Aktiebolaget Industrivarden - Class A	28	880
Aktiebolaget Industrivarden - Class C	25	794
Aktiebolaget SKF - Class A	2	55
Aktiebolaget SKF - Class B	54	1,269
Aktiebolaget Volvo - Class A	28	666
Aktiebolaget Volvo - Class B	228	5,280
Alfa Laval AB	45	1,797
Assa Abloy AB - Class B	145	4,437
Atlas Copco Aktiebolag - Class A	94	6,513
Atlas Copco Aktiebolag - Class B	57	3,331
Axfood Aktiebolag	16	459
Boliden AB	41	1,585
Castellum AB (a)	34	905
Elekta AB (publ) - Class B	45	576
Embracer Group AB - Class B (b)	83	880
Epiroc Aktiebolag - Class A	89	2,256
Epiroc Aktiebolag - Class B	59	1,244
EQT AB (d)	38	2,051
Ericsson - Class A	8	83
Essity Aktiebolag (publ) - Class A	3	114
Essity Aktiebolag (publ) - Class B	86	2,823
Evolution Gaming Group AB (publ) (d)	26	3,675
Fabege AB	41	689
Fastighets Ab Balder - Class B (b)	15	1,097
G&L Beijer Ref AB - Class B	36	783
Getinge AB - Class B	33	1,430
Hennes & Mauritz AB - Class B	109	2,144
Hexagon Aktiebolag - Class B	289	4,570
Hexpol AB - Class B	40	531
Holmen Aktiebolag - Class B	14	670
Husqvarna Aktiebolag - Class A	4	68
Husqvarna Aktiebolag - Class B	62	992
Indutrade Aktiebolag	35	1,080
Intrum AB	10	254
Investmentaktiebolaget Latour - Class B	17	696
Investor Aktiebolag - Class A	78	2,071
Investor Aktiebolag - Class B	263	6,603
Kinnevik AB - Class B (b)	34	1,225
L E Lundbergforetagen AB - Class B	9	493
Lifco Ab (Publ) - Class B	27	802
Lundin Petroleum AB	29	1,030
NIBE Industrier AB - Class B	207	3,122
Nordnet AB	16	315
Saab AB - Class B	12	317
Samhallsbyggnadsbolaget i Norden AB - Class B	161	1,186
Sandvik AB	160	4,447
Securitas AB - Class B	48	664
Sinch AB (publ) (b) (d)	73	929
Skandinaviska Enskilda Banken AB - Class A	234	3,247
Skanska AB - Class B	57	1,480
SSAB AB - Class A (b)	31	177
SSAB AB - Class B (b)	95	479
Storskogen Group AB (publ) (b)	143	969
Svenska Cellulosa Aktiebolaget SCA - Class A	4	66
Svenska Cellulosa Aktiebolaget SCA - Class B	89	1,589
Svenska Handelsbanken AB - Class A	230	2,488
Svenska Handelsbanken AB - Class B	6	71
Swedbank AB - Class A	135	2,710
Swedish Match AB	232	1,848
Tele2 AB - Class B	75	1,070
Telefonaktiebolaget LM Ericsson - Class B	415	4,556
Telia Co. AB	368	1,438
Trelleborg AB - Class B	36	958
Vitrolife AB	9	571
Volvo Car AB - Class B (b)	430	3,660
		108,992
Denmark 2.5%
A P Moller - Maersk A/S - Class A	—	1,489
A P Moller - Maersk A/S - Class B	1	3,114
Carlsberg A/S - Class B	14	2,501
Chr. Hansen Holding A/S	15	1,215
Coloplast A/S - Class B	17	3,038
Danske Bank A/S	98	1,684
Demant A/S (b)	16	795
DSV Panalpina A/S	31	7,225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Genmab A/S (b)	10	3,824
GN Store Nord A/S	20	1,258
Novo Nordisk A/S - Class B	238	26,815
Novozymes A/S - Class B	30	2,478
Orsted A/S (d)	26	3,397
Pandora A/S	14	1,787
Rockwool International A/S - Class A	1	278
Rockwool International A/S - Class B	1	446
Tryg A/S	46	1,142
Vestas Wind Systems A/S	148	4,516
		67,002
Hong Kong 2.5%
AIA Group Limited	1,753	17,676
Budweiser Brewing Company APAC Limited (d)	246	645
CK Asset Holdings Limited	285	1,798
CK Hutchison Holdings Limited	385	2,480
CK Infrastructure Holdings Limited	84	536
CLP Holdings Ltd.	242	2,443
Dairy Farm International Holdings Ltd.	38	109
ESR Cayman Limited (b) (d)	184	622
Galaxy Entertainment Group Ltd. (b)	296	1,527
Hang Lung Properties Ltd.	277	570
Hang Seng Bank Ltd.	109	1,989
Henderson Land Development Co. Ltd.	204	866
HK Electric Investments Limited	319	314
HKT Trust	546	734
Hong Kong & China Gas Co. Ltd.	1,591	2,480
Hong Kong Exchanges & Clearing Ltd.	172	10,057
Jardine Matheson Holdings Ltd.	38	2,067
JS Global Lifestyle Company Limited (d)	142	239
Link Real Estate Investment Trust	302	2,657
MTR Corp.	231	1,240
New World Development Company Limited	214	844
Power Assets Holdings Ltd.	184	1,144
Sands China Ltd. (b)	362	843
Sino Land Co.	449	559
Sun Hung Kai Properties Ltd.	224	2,712
Swire Pacific Limited - Class B	115	113
Swire Pacific Ltd. - Class A	72	408
Swire Properties Limited	146	365
Techtronic Industries Company Limited	251	5,009
WH Group Limited (d)	1,051	659
Wharf Real Estate Investment Company Limited	229	1,164
		64,869
Spain 2.2%
Acciona,S.A.	3	614
ACS, Actividades de Construccion y Servicios, S.A.	38	1,029
AENA, S.M.E., S.A. (b) (d)	11	1,727
Amadeus IT Group SA (d)	66	4,446
Banco Bilbao Vizcaya Argentaria, S.A.	975	5,792
Banco Santander, S.A.	2,497	8,326
CaixaBank, S.A.	651	1,784
Cellnex Telecom, S.A. (d)	81	4,703
Corporacion Acciona Energias Renovables, S.A. (b)	8	301
Enagas SA (a)	36	837
Endesa SA	48	1,093
Ferrovial, S.A.	71	2,237
Grifols, S.A.	44	845
Iberdrola, Sociedad Anonima	836	9,896
Industria de Diseno Textil, S.A.	164	5,312
MAPFRE, S.A.	128	263
Naturgy Energy Group SA	46	1,508
Red Electrica Corporacion, S.A.	65	1,400
Repsol SA	204	2,429
Siemens Gamesa Renewable Energy, S.A.	34	807
Telefonica SA (a)	782	3,425
		58,774
Italy 2.1%
A2A SpA	237	463
Amplifon S.p.A	12	621
Assicurazioni Generali SpA	179	3,780
Atlantia SpA (b)	75	1,490
Banca Mediolanum SpA	32	315
Banco BPM Societa' Per Azioni	229	687
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	15	321
Davide Campari-Milano S.p.A.	72	1,057
DiaSorin S.p.A.	3	511
Enel SpA	1,129	9,043
ENI SpA	368	5,114
Exor Nederland N.V.	17	1,532
Ferrari N.V.	18	4,711
Finecobank Banca Fineco SPA	91	1,592
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	20	285
Hera S.p.A.	120	498
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	46	561
Intesa Sanpaolo SpA	2,507	6,476
Leonardo S.p.A.	61	435
Mediobanca SpA	99	1,137
Moncler S.p.A.	30	2,161
Nexi S.p.A. (b)	63	1,002
Pirelli & C. S.p.A. (d)	67	467
Poste Italiane - Societa' Per Azioni (d)	69	898
Prysmian S.p.A.	38	1,437
Recordati Industria Chimica E Farmaceutica S.p.A.	15	966
Snam Rete Gas SpA	301	1,817
Telecom Italia SpA	1,506	741
Terna – Rete Elettrica Nazionale S.p.A.	210	1,699
UniCredit S.p.A.	317	4,845
UnipolSai Assicurazioni S.p.A.	58	164
		56,826
Finland 1.4%
Elisa Oyj	23	1,386
Fortum Oyj	65	1,993
Huhtamaki Oyj	14	640
Kesko Oyj - Class A	14	442
Kesko Oyj - Class B	39	1,302
Kone Corporation	57	4,101
Konecranes Abp	10	388
Neste Oyj	63	3,095
Nokia Oyj (b)	792	4,995
Nokian Renkaat Oyj	20	738
Nordea Bank ABP	515	6,286
Orion Oyj - Class A	3	128
Orion Oyj - Class B	16	664
Outotec Oyj	96	1,018
Sampo Oyj - Class A	73	3,682
Stora Enso Oyj - Class R	92	1,679
UPM-Kymmene Oyj	78	2,950
Wartsila Oyj	73	1,019
		36,506
Singapore 1.1%
Ascendas REIT	475	1,040
Capitaland Investment Limited (b)	373	946
CapitaMall Trust	737	1,115
City Developments Ltd.	69	352
DBS Group Holdings Ltd.	263	6,367
Frasers Property Ltd.	66	56
Genting Singapore Limited	797	458
Great Eastern Holdings Limited	7	108
Jardine Cycle & Carriage Ltd.	13	197
Keppel Corporation Limited	215	816
Mapletree Commercial Trust Management Ltd. (c) (d)	305	453
Olam International Limited	88	115
Oversea-Chinese Banking Corporation Limited	577	4,886
Singapore Airlines Ltd. (b)	197	732
Singapore Airport Terminal Services Ltd. (b)	88	253
Singapore Exchange Ltd.	123	847
Singapore Technologies Engineering Ltd.	224	627
Singapore Telecommunications Limited	1,033	1,778
United Overseas Bank Ltd.	225	4,487
UOL Group Ltd.	65	344
Venture Corp. Ltd.	41	556
Wilmar International Limited	426	1,312
		27,845

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Belgium 0.9%
Ackermans	3	653
ageas SA/NV	25	1,299
Anheuser-Busch InBev	124	7,531
Colruyt SA	9	397
D'ieteren	3	672
Elia Group	5	666
Groupe Bruxelles Lambert SA	15	1,631
KBC Groep NV	49	4,254
Proximus	23	442
Sofina	2	1,161
Solvay SA	11	1,272
Telenet Group Holding	6	228
UCB SA	19	2,159
Umicore	30	1,215
Warehouses De Pauw	20	975
		24,555
Ireland 0.8%
CRH Plc	113	5,987
Flutter Entertainment Public Limited Company (b)	22	3,536
James Hardie Industries Public Limited Company - CDI	66	2,667
Kerry Group Plc	23	2,953
Kingspan Group Plc	23	2,740
Smurfit Kappa Funding Designated Activity Company	37	2,054
		19,937
Norway 0.7%
Aker ASA	16	501
Aker ASA	3	290
DNB ASA	132	3,024
Equinor ASA	156	4,142
Gjensidige Forsikring ASA	29	692
Kongsberg Gruppen ASA	14	446
Leroy Seafood Group ASA	43	335
Mowi ASA	67	1,592
Norsk Hydro ASA	205	1,618
Orkla ASA	111	1,113
SalMar ASA	8	564
Schibsted ASA - Class A	10	404
Schibsted ASA - Class B	14	452
Storebrand ASA	71	710
Telenor ASA	96	1,511
TOMRA Systems ASA	17	1,210
Yara International ASA	23	1,178
		19,782
Israel 0.5%
Azrieli Group Ltd.	5	478
Bank Hapoalim BM	167	1,720
Bank Leumi Le-Israel BM	219	2,358
Bezeq Israeli Telecommunication Corp. Ltd.	270	447
Elbit Systems Ltd.	4	652
Israel Chemicals Ltd.	100	956
Israel Discount Bank Ltd.	174	1,174
Mizrahi Tefahot Bank Ltd.	21	794
Nice Ltd. (b)	9	2,829
Teva Pharmaceutical Industries Ltd (b)	156	1,280
		12,688
Poland 0.3%
"Dino Polska" Spolka Akcyjna (b) (d)	6	515
Allegro.eu SA (b) (d)	52	500
Bank Pekao SA	22	668
CD Projekt SA	8	398
Cyfrowy Polsat S.A.	27	235
ING Bank Slaski S.A.	3	177
KGHM Polska Miedz SA	18	628
LPP SA	—	682
mBank (b)	2	193
PGE Polska Grupa Energetyczna S.A. (b)	79	158
Polski Koncern Naftowy Orlen S.A.	38	707
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	179	280
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (b)	119	1,318
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	74	652
Santander Bank Polska SA	3	298
		7,409
Austria 0.3%
Andritz AG	11	558
BAWAG Group AG (d)	11	649
Erste Group Bank AG	44	2,088
EVN AG	5	142
OMV AG	22	1,228
Raiffeisen Bank International AG	19	553
Strabag SE	2	70
Telekom Austria Aktiengesellschaft	18	154
Verbund AG	10	1,154
Vienna Insurance Group AG Wiener Versicherung Gruppe	5	127
Voestalpine AG	16	572
		7,295
New Zealand 0.3%
a2 Milk Co. Ltd. (b)	106	430
Auckland International Airport Limited (b)	179	943
Contact Energy Limited	115	642
Fisher & Paykel Healthcare Corp.	86	1,927
Fletcher Building Ltd.	125	626
Mercury NZ Limited	86	362
Meridian Energy Limited	181	601
Ryman Healthcare Ltd.	63	528
Spark New Zealand Ltd.	279	866
		6,925
Luxembourg 0.2%
ArcelorMittal	92	2,953
Eurofins Scientific SE	18	2,260
Millicom International Cellular SA - SDR (a) (b)	13	363
RTL Group SA	5	258
Tenaris SA	71	741
		6,575
China 0.2%
Wuxi Biologics Cayman Inc (b) (d)	472	5,668
Portugal 0.2%
Banco Espirito Santo SA (b) (c)	413	—
EDP Renovaveis, S.A.	37	915
Energias de Portugal SA	415	2,284
Galp Energia, SGPS, S.A.	68	663
Jeronimo Martins, SGPS, S.A.	35	792
		4,654
United States of America 0.1%
Carnival Plc (b)	23	435
Qiagen N.V. (b)	33	1,840
		2,275
Bermuda 0.1%
Autostore Holdings Ltd (b) (d)	495	1,957
Chile 0.0%
Antofagasta PLC	52	937
Russian Federation 0.0%
Polymetal International PLC	42	740
Mexico 0.0%
Fresnillo PLC	24	292
United Arab Emirates 0.0%
Mediclinic International PLC (b)	63	271
NMC Health PLC (c)	12	—
Malta 0.0%
BGP Holdings PLC (b) (c)	479	—
Total Common Stocks (cost $2,084,019)		2,562,187
PREFERRED STOCKS 2.2%
Switzerland 1.7%
Lindt & Spruengli AG	—	2,148
Roche Holding AG	102	42,229
Schindler Holding AG	6	1,575
		45,952

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Germany 0.5%
Bayerische Motoren Werke AG	8	671
Henkel AG & Co. KGaA (f)	26	2,091
Porsche Automobil Holding SE (f)	22	2,103
Sartorius AG	3	2,338
Volkswagen AG (f)	26	5,323
		12,526
Spain 0.0%
Grifols, S.A.	39	449
Italy 0.0%
Telecom Italia SpA	883	420
Total Preferred Stocks (cost $42,117)		59,347
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (e) (g)	9,154	9,154
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.03% (e) (g)	3,211	3,211
Total Short Term Investments (cost $12,365)		12,365
Total Investments 99.5% (cost $2,138,501)		2,633,899
Other Derivative Instruments 0.0%		61
Other Assets and Liabilities, Net 0.5%		13,080
Total Net Assets 100.0%		2,647,040

(a) All or a portion of the security was on loan as of December 31, 2021.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	—	221	250	—	29	—	—	—
Prudential Public Limited Company	—	6,932	351	20	62	(50)	6,593	0.2
	—	7,153	601	20	91	(50)	6,593	0.2

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	405	515	—
Adevinta ASA - Class B	04/26/21	640	464	—
Adyen B.V.	04/26/21	8,128	11,596	0.5
AENA, S.M.E., S.A.	04/26/21	1,488	1,727	0.1
Allegro.eu SA	06/18/21	833	500	—
Amadeus IT Group SA	04/26/21	3,337	4,446	0.2
Amundi	04/26/21	795	753	—
Autostore Holdings Ltd	12/17/21	1,860	1,957	0.1
Avast PLC	12/17/21	770	775	—
BAWAG Group AG	04/26/21	535	649	—
Bridgepoint Group PLC	12/17/21	100	108	—
Budweiser Brewing Company APAC Limited	04/26/21	911	645	—
Cellnex Telecom, S.A.	04/26/21	3,763	4,703	0.2
Convatec Group PLC	04/26/21	696	633	—
Covestro AG	04/26/21	1,942	1,561	0.1
Delivery Hero SE	04/26/21	2,650	3,000	0.1
EQT AB	04/26/21	930	2,051	0.1
ESR Cayman Limited	04/26/21	572	622	—
Evolution Gaming Group AB (publ)	04/26/21	2,693	3,675	0.2
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	515	561	—
JS Global Lifestyle Company Limited	04/26/21	421	239	—
Mapletree Commercial Trust Management Ltd.	04/26/21	531	453	—
Orsted A/S	04/26/21	2,094	3,397	0.1
Pepco Group N.V.	12/17/21	79	81	—
Pirelli & C. S.p.A.	04/26/21	399	467	—
Poste Italiane - Societa' Per Azioni	04/26/21	606	898	—
Siemens Healthineers AG	06/18/21	2,386	3,007	0.1
Sinch AB (publ)	06/18/21	1,214	929	0.1
TUI AG - Class N	04/26/21	562	387	—
WH Group Limited	04/26/21	900	659	—
Worldline	04/26/21	2,666	1,979	0.1
Wuxi Biologics Cayman Inc	12/17/21	5,407	5,668	0.2
Zalando SE	04/26/21	1,906	2,120	0.1
		52,734	61,225	2.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	150	March 2022	EUR	6,293	—	157
FTSE 100 Index	27	March 2022	GBP	1,951	(9)	36
S&P/ASX 200 Index	16	March 2022	AUD	2,910	(26)	21
TOPIX Index	32	March 2022	JPY	634,992	—	21
					(35)	235

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	03/16/22	AUD	3,661	2,664	45
EUR/USD	UBS	03/16/22	EUR	7,731	8,815	65
GBP/USD	BCL	03/16/22	GBP	2,588	3,501	81
JPY/USD	BCL	03/16/22	JPY	808,742	7,035	(95)
					22,015	96

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	1,667	2,559,280	1,240	2,562,187
Preferred Stocks	59,347	—	—	59,347
Short Term Investments	12,365	—	—	12,365
	73,379	2,559,280	1,240	2,633,899
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	235	—	—	235
Open Forward Foreign Currency Contracts	—	191	—	191
	235	191	—	426
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(95)	—	(95)
	—	(95)	—	(95)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 98.4%
Industrials 18.0%
Acuity Brands, Inc.	54	11,451
AECOM	223	17,281
AGCO Corporation	95	10,990
ASGN Incorporated (a)	80	9,865
Avis Budget Group, Inc. (a)	62	12,786
Axone Intelligence Inc. (a)	101	15,930
Brink's Co.	76	4,983
Builders FirstSource, Inc. (a)	295	25,260
Carlisle Cos. Inc.	80	19,936
Clean Harbors Inc. (a)	77	7,643
Colfax Corp. (a)	207	9,516
Crane Co.	77	7,794
Curtiss-Wright Corp.	60	8,376
Donaldson Co. Inc.	189	11,219
Dycom Industries, Inc. (a)	46	4,317
EMCOR Group, Inc.	82	10,488
EnerSys	62	4,936
Flowserve Corporation	200	6,128
Fluor Corp. (a)	216	5,361
FTI Consulting Inc. (a)	53	8,088
GATX Corporation	54	5,675
Graco Inc.	262	21,090
GXO Logistics Inc. (a)	151	13,726
Herman Miller Inc.	115	4,523
Hexcel Corp. (a)	130	6,738
Hubbell Inc.	84	17,452
IAA Spinco Inc. (a)	207	10,458
Insperity, Inc.	56	6,578
ITT Industries Holdings, Inc.	132	13,478
JetBlue Airways Corporation (a)	489	6,965
Kennametal Inc.	128	4,603
Kirby Corp. (a)	93	5,524
Knight-Swift Transportation Holdings Inc. - Class A	256	15,573
Landstar System Inc.	59	10,495
Lennox International Inc.	52	16,727
Lincoln Electric Holdings Inc.	90	12,507
ManpowerGroup Inc.	84	8,176
MasTec Inc. (a)	89	8,190
Mercury Systems Inc. (a)	87	4,780
Middleby Corp. (a)	86	16,871
MSA Safety Inc.	56	8,465
MSC Industrial Direct Co. - Class A	70	5,924
Nordson Corp.	83	21,198
Nvent Electric Public Limited Company	257	9,780
Oshkosh Corp.	107	12,040
Owens Corning Inc.	154	13,938
Regal-Beloit Corp.	105	17,860
Ryder System, Inc.	83	6,862
Saia, Inc. (a)	41	13,665
Simpson Manufacturing Co. Inc.	67	9,349
Stericycle Inc. (a)	141	8,434
SunRun Inc. (a)	318	10,924
Terex Corp.	108	4,743
Tetra Tech, Inc.	83	14,112
Timken Co.	104	7,200
Toro Co.	163	16,311
Trex Company, Inc. (a)	178	24,011
Trinity Industries Inc.	129	3,886
Univar Solutions Inc. (a)	263	7,447
Valmont Industries Inc.	33	8,173
Vicor Corp. (a)	33	4,170
Watsco Inc.	51	15,818
Werner Enterprises Inc.	95	4,512
Woodward Governor Co.	97	10,667
XPO Logistics, Inc. (a)	151	11,700
		693,666
Consumer Discretionary 15.3%
Adient Public Limited Company (a)	146	6,981
American Eagle Outfitters, Inc. (b)	233	5,901
AutoNation, Inc. (a)	61	7,179
Boyd Gaming Corporation (a)	125	8,219
Brunswick Corp.	119	11,960
Callaway Golf Co. (a)	180	4,931
Capri Holdings Limited (a)	233	15,123
Carter's Inc.	65	6,539
Choice Hotels International Inc.	50	7,871
Churchill Downs Inc.	53	12,800
Columbia Sportswear Co.	54	5,228
Cracker Barrel Old Country Store, Inc.	36	4,656
Crocs Inc. (a)	90	11,601
Dana Holding Corp.	225	5,135
Deckers Outdoor Corp. (a)	42	15,456
Dick's Sporting Goods Inc. (b)	99	11,352
Five Below, Inc. (a)	86	17,876
Foot Locker, Inc.	140	6,094
Fox Factory Holding Corp. (a)	64	10,970
GameStop Corp. - Class A (a) (b)	95	14,101
Gentex Corp.	361	12,577
Graham Holdings Co. - Class B	6	3,890
Grand Canyon Education, Inc. (a)	62	5,280
H & R Block, Inc.	268	6,314
Hanesbrands Inc.	535	8,951
Harley-Davidson, Inc.	237	8,923
Helen of Troy Ltd (a)	37	9,129
Jack in the Box Inc.	33	2,907
KB Home	132	5,898
Kohl's Corporation	232	11,440
Lear Corporation	92	16,836
Leggett & Platt Inc.	204	8,399
Lithia Motors Inc. - Class A	47	13,856
Macy's, Inc.	476	12,464
Marriott Vacations Worldwide Corporation	65	11,054
Mattel, Inc. (a)	544	11,724
Murphy USA Inc.	37	7,330
Nordstrom Inc. (a)	172	3,899
Ollie's Bargain Outlet Holdings Inc. (a)	94	4,808
Papa John's International Inc.	50	6,721
Polaris Industries Inc.	89	9,777
PROG Holdings, Inc.	92	4,171
RH (a)	27	14,299
Scientific Games Corporation (a)	149	9,963
Service Corp. International	256	18,147
Six Flags Operations Inc.	120	5,099
Skechers U.S.A. Inc. - Class A (a)	208	9,010
Taylor Morrison Home II Corporation - Class A (a)	188	6,583
Tempur Sealy International, Inc.	296	13,927
Texas Roadhouse Inc. - Class A	107	9,546
The Goodyear Tire & Rubber Company (a)	432	9,216
The Wendy's Company	274	6,530
Thor Industries Inc.	85	8,794
Toll Brothers Inc.	175	12,672
TopBuild Corp. (a)	50	13,929
Travel + Leisure Co.	134	7,393
TRI Pointe Homes, Inc. (a)	174	4,860
Urban Outfitters Inc. (a)	101	2,954
Victoria's Secret & Co. (a)	112	6,195
Visteon Corporation (a)	43	4,808
Williams-Sonoma Inc.	114	19,329
Wingstop Inc.	46	7,906
Wyndham Hotels & Resorts, Inc.	141	12,644
YETI Holdings, Inc. (a)	135	11,153
		591,278
Information Technology 15.1%
ACI Worldwide, Inc. (a)	180	6,258
ADS Alliance Data Systems, Inc.	76	5,094
Amkor Technology, Inc.	153	3,797
Arrow Electronics, Inc. (a)	107	14,310
Aspen Technology, Inc. (a)	102	15,562
Avnet, Inc.	154	6,351
Belden Inc.	69	4,557
Blackbaud, Inc. (a)	65	5,136
Brooks Automation Inc.	114	11,744
CACI International Inc. - Class A (a)	36	9,577
CDK Global, Inc.	180	7,498

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Ciena Corp. (a)	237	18,260
Cirrus Logic Inc. (a)	89	8,177
CMC Materials Inc.	44	8,412
Cognex Corp.	272	21,137
Coherent Inc. (a)	38	10,014
CommVault Systems Inc. (a)	71	4,893
Concentrix Solutions Corporation	66	11,720
Digital Turbine USA, Inc. (a)	138	8,393
Envestnet, Inc. (a)	84	6,649
Fair Isaac Corporation (a)	42	18,267
First Solar, Inc. (a)	153	13,299
Genpact Limited	266	14,108
II-VI Incorporated (a) (b)	163	11,167
J2 Cloud Services, LLC (a)	76	8,373
Jabil Inc.	220	15,502
KBR, Inc.	216	10,264
Kyndryl Holdings, Inc. (a)	269	4,866
Lattice Semiconductor Corp. (a)	212	16,303
Littelfuse Inc.	38	11,869
Liveramp, Inc. (a)	105	5,038
Lumentum Holdings Inc. (a)	111	11,778
Manhattan Associates Inc. (a)	98	15,205
MAXIMUS Inc.	95	7,593
Mimecast Uk Limited (a)	95	7,563
MKS Instruments, Inc.	85	14,804
National Instruments Corp.	202	8,808
NCR Corporation (a)	204	8,186
Paylocity Holding Corporation (a)	61	14,402
Power Integrations Inc.	92	8,557
Qualys, Inc. (a)	51	7,059
Sabre Corporation (a)	492	4,230
SailPoint Technologies Holdings, Inc. (a)	143	6,905
Science Applications International Corp.	89	7,453
Semtech Corp. (a)	100	8,880
Silicon Laboratories Inc. (a)	62	12,848
Sitime Corporation (a)	23	6,740
SunPower Corporation (a) (b)	126	2,639
Synaptics Incorporated (a)	60	17,481
SYNNEX Corporation	64	7,353
Teradata Corporation (a)	164	6,951
The Western Union Company	616	10,988
Universal Display Corporation	68	11,158
Upstate Property Rentals, LLC (a)	58	4,471
ViaSat, Inc. (a)	114	5,058
Vishay Intertechnology Inc.	205	4,487
Vontier Corporation	260	7,992
Wex, Inc. (a)	69	9,633
Wolfspeed, Inc. (a)	178	19,923
Xerox Holdings Corporation	211	4,766
		580,506
Financials 13.3%
Affiliated Managers Group, Inc.	63	10,384
Alleghany Corporation (a)	21	14,009
American Financial Group, Inc.	103	14,098
Associated Banc-Corp	225	5,091
Bank of Hawaii Corporation	62	5,202
Bank OZK	189	8,786
Brighthouse Financial, Inc. (a)	121	6,285
Cadence Bank, N.A.	302	9,008
Cathay General Bancorp	120	5,155
CIT Group Inc.	150	7,698
CNO Financial Group, Inc.	196	4,674
Commerce Bancshares Inc.	171	11,755
Cullen/Frost Bankers Inc.	87	10,942
East West Bancorp, Inc.	219	17,217
Essent Group Ltd.	172	7,837
Evercore Inc. - Class A	59	8,067
Federated Investors, Inc. - Class B	149	5,600
First American Financial Corporation	168	13,179
First Financial Bankshares, Inc.	196	9,976
First Horizon National Corporation	842	13,754
FirstCash Holdings, Inc. (a)	63	4,684
FNB Corp.	491	5,952
Fulton Financial Corp.	241	4,094
Glacier Bancorp, Inc.	167	9,473
Hancock Whitney Co.	133	6,676
Hanover Insurance Group Inc.	55	7,246
Home BancShares, Inc.	232	5,643
Interactive Brokers Group, Inc. - Class A	134	10,622
International Bancshares Corporation	81	3,449
Janus Henderson Group PLC	264	11,080
Jefferies Financial Group Inc.	303	11,755
Kemper Corp.	93	5,445
Kinsale Capital Group, Inc.	33	7,828
Mercury General Corp.	40	2,145
MGIC Investment Corp.	500	7,209
Navient Corporation	250	5,316
New York Community Bancorp Inc. - Series A	712	8,692
Old Republic International Corp.	436	10,708
PacWest Bancorp	181	8,155
Pinnacle Financial Partners, Inc.	117	11,136
Primerica, Inc.	61	9,314
Prosperity Bancshares Inc.	140	10,108
Reinsurance Group of America, Incorporated	104	11,410
RenaissanceRe Holdings Ltd	71	12,011
RLI Corp.	61	6,852
SEI Investments Co.	161	9,828
Selective Insurance Group Inc.	93	7,613
SLM Corporation	451	8,876
Sterling Bancorp	296	7,644
Stifel Financial Corp.	161	11,308
Synovus Financial Corp.	224	10,738
Texas Capital Bancshares, Inc. (a)	77	4,649
UMB Financial Corp.	67	7,069
Umpqua Holdings Corp.	338	6,511
United Bankshares Inc.	210	7,633
Unum Group	316	7,764
Valley National Bancorp	628	8,630
Voya Financial, Inc.	167	11,108
Washington Federal Inc.	98	3,284
Webster Financial Corp.	139	7,782
Wintrust Financial Corporation	86	7,837
		513,994
Real Estate 10.2%
American Campus Communities, Inc.	213	12,211
Apartment Income REIT Corp.	241	13,154
Brixmor Property Group Inc.	455	11,560
Camden Property Trust	157	28,062
Corporate Office Properties Trust	172	4,819
Cousins Properties Incorporated	228	9,169
Cyrusone LLC	195	17,528
Douglas Emmett, Inc.	269	8,998
EastGroup Properties Inc.	63	14,245
EPR Properties	116	5,500
First Industrial Realty Trust, Inc.	201	13,290
Healthcare Realty Trust Inc.	227	7,184
Highwoods Properties Inc.	160	7,156
Hudson Pacific Properties Inc.	234	5,790
JBG Smith Properties	172	4,929
Jones Lang LaSalle Incorporated (a)	77	20,857
Kilroy Realty Corporation	161	10,671
Kite Realty Naperville, LLC	337	7,340
Lamar Advertising Co. - Class A	134	16,224
Life Storage Inc.	126	19,292
Macerich Co. (b)	325	5,623
Medical Properties Trust, Inc.	919	21,708
National Retail Properties, Inc.	273	13,130
National Storage Affiliates Trust	126	8,737
Omega Healthcare Investors, Inc.	368	10,891
Park Hotels & Resorts Inc. (a)	363	6,863
Pebblebrook Hotel Trust	203	4,546
Physicians Realty Trust	334	6,289
PotlatchDeltic Corp.	104	6,238
PS Business Parks, Inc.	31	5,683
Rayonier Inc.	221	8,918
Rexford Industrial Realty, Inc.	233	18,905
Sabra Health Care REIT, Inc.	354	4,790
SL Green Realty Corp.	104	7,457

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Spirit Realty Capital, Inc.	190	9,136
STORE Capital Corp.	380	13,079
Urban Edge Properties	168	3,196
		393,168
Health Care 9.7%
Acadia Healthcare Company, Inc. (a)	138	8,349
Amedisys, Inc. (a)	50	8,124
Arrowhead Pharmaceuticals Inc (a)	160	10,587
Bruker Corp.	156	13,114
Chemed Corporation	24	12,541
Encompass Health Corporation	152	9,944
Envista Holdings Corporation (a)	252	11,335
Exelixis, Inc. (a)	483	8,822
Globus Medical Inc. - Class A (a)	123	8,896
Haemonetics Corp. (a)	79	4,188
Halozyme Therapeutics, Inc. (a)	215	8,648
HealthEquity, Inc. (a)	128	5,676
ICU Medical, Inc. (a)	31	7,275
Integra LifeSciences Holdings Corp. (a)	110	7,348
Jazz Pharmaceuticals Public Limited Company (a)	94	11,940
LHC Group, Inc. (a)	49	6,681
LivaNova PLC (a)	81	7,108
Masimo Corp. (a)	78	22,882
Medpace Holdings, Inc. (a)	45	9,747
Molina Healthcare, Inc. (a)	90	28,587
Neogen Corp. (a)	166	7,546
Neurocrine Biosciences, Inc. (a)	146	12,443
NuVasive Inc. (a)	79	4,156
Option Care Health, Inc. (a)	213	6,061
Patterson Cos. Inc.	135	3,957
Penumbra, Inc. (a)	54	15,529
Perrigo Company Public Limited Company	208	8,091
Progyny, Inc. (a)	106	5,341
Quidel Corporation (a)	59	7,934
R1 RCM Inc. (a)	205	5,232
Repligen Corporation (a)	79	20,955
Staar Surgical Co. (a)	73	6,659
Syneos Health, Inc. - Class A (a)	160	16,385
Tandem Diabetes Care Inc. (a)	98	14,728
Tenet Healthcare Corporation (a)	165	13,458
United Therapeutics Corporation (a)	69	14,870
		375,137
Materials 6.5%
Alcoa Corporation	287	17,094
AptarGroup, Inc.	101	12,381
Ashland Global Holdings Inc.	87	9,420
Avient Corporation	140	7,852
Cabot Corp.	88	4,923
Cleveland-Cliffs Inc. (a) (b)	701	15,259
Commercial Metals Co.	187	6,775
Compass Minerals International, Inc.	52	2,661
Eagle Materials Inc.	62	10,407
Greif Inc. - Class A	40	2,445
Ingevity Corporation (a)	61	4,345
Louisiana-Pacific Corp.	135	10,599
Minerals Technologies Inc.	52	3,823
NewMarket Corp.	11	3,785
Olin Corporation	221	12,732
Reliance Steel & Aluminum Co.	97	15,779
Royal Gold Inc.	102	10,771
RPM International Inc.	200	20,198
Scotts Miracle-Gro Co.	63	10,080
Sensient Technologies Corporation	65	6,478
Silgan Holdings Inc.	129	5,516
Sonoco Products Co.	150	8,713
Steel Dynamics Inc.	289	17,954
The Chemours Company	250	8,382
United States Steel Corporation	416	9,899
Valvoline, Inc.	277	10,321
Worthington Industries Inc.	50	2,745
		251,337
Consumer Staples 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	210	14,075
Boston Beer Co. Inc. - Class A (a)	14	7,293
Casey's General Stores Inc.	57	11,194
Coty Inc. - Class A (a)	522	5,478
Darling Ingredients Inc. (a)	250	17,331
Energizer Holdings, Inc.	96	3,860
Flowers Foods Inc.	301	8,274
Grocery Outlet Holding Corp. (a)	137	3,876
Hain Celestial Group Inc. (a)	144	6,153
Ingredion Inc.	103	9,916
Lancaster Colony Corp.	31	5,082
Nu Skin Enterprises, Inc. - Class A	73	3,728
Performance Food Group, Inc. (a)	235	10,803
Pilgrim's Pride Corporation (a)	76	2,145
Post Holdings, Inc. (a)	90	10,115
Sanderson Farms Inc.	33	6,227
Sprouts Farmers Market, Inc. (a)	175	5,190
		130,740
Utilities 3.3%
ALLETE, Inc.	81	5,365
Black Hills Corporation	98	6,883
Essential Utilities, Inc.	354	19,016
Hawaiian Electric Industries Inc.	169	7,017
IDACORP Inc.	78	8,861
MDU Resources Group Inc.	312	9,611
National Fuel Gas Company	140	8,961
New Jersey Resources Corp.	148	6,080
NorthWestern Corp.	81	4,635
OGE Energy Corp.	312	11,961
One Gas, Inc.	82	6,374
PNM Resources, Inc.	129	5,878
Southwest Gas Corp.	93	6,513
Spire, Inc.	79	5,173
UGI Corp.	321	14,718
		127,046
Energy 2.1%
Antero Midstream Corporation	499	4,834
ChampionX Corporation (a)	304	6,146
CNX Resources Corporation (a)	334	4,593
DT Midstream, Inc.	149	7,147
EQT Corporation (a)	465	10,139
Equitrans Midstream Corp.	630	6,511
HollyFrontier Corp.	230	7,539
Murphy Oil Corporation	225	5,871
NOV Inc.	603	8,168
Targa Resources Corp.	352	18,382
		79,330
Communication Services 1.5%
Cable One, Inc.	8	13,573
Iridium Communications Inc. (a)	204	8,435
John Wiley & Sons Inc. - Class A	67	3,850
New York Times Co. - Class A	257	12,410
TEGNA Inc.	343	6,364
TripAdvisor Inc. (a)	151	4,119
World Wrestling Entertainment, Inc. - Class A (b)	69	3,417
Yelp Inc. (a)	108	3,908
		56,076
Total Common Stocks (cost $3,694,373)		3,792,278
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (c) (d)	49,679	49,679
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	11,790	11,790
Total Short Term Investments (cost $61,469)		61,469
Total Investments 100.0% (cost $3,755,842)		3,853,747
Other Derivative Instruments 0.0%		21
Other Assets and Liabilities, Net (0.0)%		(1,884)
Total Net Assets 100.0%		3,851,884

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

as of December 31, 2021.

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	212	March 2022	58,493	21	1,666

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,792,278	—	—	3,792,278
Short Term Investments	61,469	—	—	61,469
	3,853,747	—	—	3,853,747
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,666	—	—	1,666
	1,666	—	—	1,666

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.1%
Financials 17.6%
Allegiance Bancshares, Inc.	50	2,121
Ambac Financial Group, Inc. (a)	126	2,024
American Equity Investment Life Holding Company	227	8,844
Ameris Bancorp	181	9,002
Amerisafe, Inc.	53	2,853
Assured Guaranty Ltd.	192	9,621
Axos Financial, Inc. (a)	147	8,202
B. Riley & Co., LLC	44	3,907
Banc of California, Inc.	150	2,934
BancFirst Corporation	52	3,678
BankUnited, Inc.	244	10,340
Banner Corporation	94	5,701
Berkshire Hills Bancorp, Inc.	134	3,814
Blucora, Inc. (a)	135	2,331
Brightsphere Investment Group Inc.	98	2,505
Brookline Bancorp, Inc.	214	3,469
Capitol Federal Financial	350	3,966
Central Pacific Financial Corp.	79	2,234
City Holdings Co.	42	3,450
Columbia Banking System Inc.	212	6,943
Community Bank System Inc.	148	11,024
Customers Bancorp, Inc. (a)	82	5,332
CVB Financial Corp.	348	7,457
Dime Community Bancshares, Inc.	91	3,201
Donnelley Financial Solutions, Inc. (a)	80	3,780
Eagle Bancorp Inc.	89	5,186
eHealth, Inc. (a)	65	1,668
Ellington Financial Inc.	150	2,564
Employer Holdings Inc.	77	3,199
Encore Capital Group, Inc. (a) (b)	68	4,238
Enova International, Inc. (a)	101	4,140
EZCORP, Inc. - Class A (a)	141	1,042
FB Financial Corporation	98	4,304
First Bancorp.	95	4,346
First Bancorp.	569	7,839
First Commonwealth Financial Corporation	263	4,234
First Financial Bancorp.	259	6,308
First Hawaiian, Inc.	354	9,671
First Midwest Bancorp, Inc.	311	6,373
Flagstar Bancorp, Inc.	144	6,908
Franklin BSP Realty Trust, Inc.	116	1,727
Genworth Financial, Inc. - Class A (a)	1,397	5,658
Granite Point Mortgage Trust Inc.	151	1,770
Great Western Bancorp Inc.	150	5,088
Green Dot Corporation - Class A (a)	149	5,402
Greenhill & Co. Inc.	41	730
Hanmi Financial Corp.	83	1,968
HCI Group, Inc.	22	1,827
Heritage Financial Corporation	97	2,382
Hilltop Holdings Inc.	167	5,864
HomeStreet, Inc.	57	2,938
Hope Bancorp, Inc.	334	4,912
Horace Mann Educators Corp.	113	4,359
Independent Bank Corp.	131	10,643
Independent Bank Group, Inc.	101	7,315
Investors Bancorp, Inc.	618	9,367
James River Group, Inc.	101	2,909
Lakeland Financial Corp.	70	5,578
LendingTree, Inc. (a)	31	3,834
Meta Financial Group, Inc.	87	5,193
Mr. Cooper Group Inc. (a)	207	8,600
National Bank Holdings Corp. - Class A	83	3,660
NBT Bancorp Inc.	118	4,529
NMI Holdings Inc. - Class A (a)	236	5,158
Northfield Bancorp Inc.	120	1,947
Northwest Bancshares Inc.	345	4,879
OFG Bancorp	137	3,642
Old National Bancorp	452	8,192
Pacific Premier Bancorp, Inc.	259	10,353
Palomar Holdings, Inc. (a)	66	4,262
Park National Corp.	40	5,439
Piper Jaffray Cos.	39	6,943
Preferred Bank	38	2,758
ProAssurance Corporation	149	3,773
Provident Financial Services, Inc.	212	5,128
Renasant Corporation	153	5,819
S&T Bancorp Inc.	106	3,350
Safety Insurance Group, Inc.	39	3,333
Seacoast Banking Corp. of Florida	159	5,636
SelectQuote, Inc. (a)	340	3,085
ServisFirst Bancshares, Inc.	133	11,325
Simmons First National Corp. - Class A	315	9,312
SiriusPoint Ltd (a)	239	1,941
Southside Bancshares, Inc.	90	3,750
Stewart Information Services Corp.	73	5,821
StoneX Group Inc. (a)	47	2,895
The Bancorp, Inc. (a)	156	3,954
The PRA Group, Inc. (a)	120	6,035
Tompkins Financial Corp.	33	2,725
Triumph Bancorp, Inc. (a)	65	7,719
Trupanion Inc. (a)	94	12,422
Trustco Bank Corp N Y	54	1,788
Trustmark Corp.	170	5,516
Two Harbors Investment Corp.	935	5,396
United Community Banks, Inc.	286	10,288
United Fire Group Inc.	59	1,368
Universal Insurance Holdings, Inc.	78	1,333
Veritex Holdings Inc.	135	5,358
Virtus Partners, Inc.	20	5,820
Walker & Dunlop, Inc.	81	12,220
Westamerica Bancorp	74	4,249
WisdomTree Investments, Inc.	307	1,876
World Acceptance Corp. (a) (b)	11	2,797
WSFS Financial Corp.	179	8,966
		525,577
Industrials 16.7%
AAON, Inc.	113	8,970
AAR Corp. (a)	93	3,617
ABM Industries Incorporated	183	7,487
Aerojet Rocketdyne Holdings, Inc.	206	9,624
AeroVironment, Inc. (a)	64	3,965
Alamo Group Inc.	28	4,073
Albany International Corp. - Class A	89	7,908
Allegiant Travel Company (a)	42	7,804
American Woodmark Corporation (a)	46	2,991
Apogee Enterprises, Inc.	70	3,361
Applied Industrial Technologies, Inc.	105	10,818
Arcbest Corporation	70	8,338
Arcosa, Inc.	133	6,985
Astec Industries, Inc.	62	4,325
Atlas Air Worldwide Holdings, Inc. (a)	74	6,919
AZZ Inc.	69	3,804
Barnes Group Inc.	127	5,897
Boise Cascade Company	107	7,623
Brady Corp. - Class A	132	7,128
Chart Industries, Inc. (a)	98	15,562
CIRCOR International, Inc. (a)	55	1,507
Comfort Systems USA Inc.	99	9,797
Deluxe Corp.	118	3,798
DXP Enterprises Inc. (a)	49	1,258
Encore Wire Corp.	56	7,946
Enerpac Tool Group Corp. - Class A	165	3,349
EnPro Industries, Inc.	56	6,163
ESCO Technologies Inc.	72	6,464
Exponent, Inc.	143	16,640
Federal Signal Corporation	169	7,330
Forrester Research Inc. (a)	31	1,814
Forward Air Corp.	74	8,961
Franklin Electric Co. Inc.	106	10,069
Gibraltar Industries Inc. (a)	90	6,003
GMS Inc. (a)	119	7,126
Granite Construction Incorporated	125	4,819
Greenbrier Cos. Inc.	89	4,101
Griffon Corporation	132	3,749
Harsco Corporation (a)	217	3,632

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Hawaiian Holdings, Inc. (a)	143	2,619
Heartland Express Inc.	127	2,138
Heidrick & Struggles International Inc.	55	2,401
Hillenbrand Inc.	201	10,433
HNI Corp.	119	5,008
HUB Group Inc. - Class A (a)	93	7,865
Insteel Industries, Inc.	52	2,060
Interface Inc. - Class A	159	2,532
John Bean Technologies Corp.	87	13,345
Kaman Corp.	77	3,304
KAR Auction Services, Inc. (a)	333	5,194
Kelly Services Inc. - Class A	98	1,650
Korn Ferry	150	11,365
Lindsay Corp.	30	4,501
Marten Transport Ltd.	168	2,877
Matson Intermodal - Paragon, Inc.	115	10,394
Matthews International Corp. - Class A	87	3,193
Meritor, Inc. (a)	190	4,717
Moog Inc. - Class A	80	6,457
Mueller Industries Inc.	158	9,365
MYR Group Inc. (a)	46	5,123
National Presto Industries Inc.	14	1,141
Now, Inc. (a)	297	2,538
NV5 Global, Inc. (a)	33	4,504
Patrick Industries, Inc.	62	5,029
PGT Innovations, Inc. (a)	167	3,745
Pitney Bowes Inc.	454	3,008
Powell Industries Inc.	26	770
Proto Labs Inc. (a)	77	3,930
Quanex Building Products Corp.	94	2,319
Resideo Technologies, Inc. (a)	396	10,307
Resources Connection, Inc.	82	1,455
SkyWest Inc. (a)	139	5,463
SPX Corp. (a)	125	7,465
SPX Flow, Inc.	115	9,972
Standex International Corp.	34	3,727
Tennant Co.	51	4,099
Titan International, Inc. (a)	141	1,546
Triumph Group Inc. (a)	177	3,285
TrueBlue, Inc. (a)	97	2,686
UFP Industries, Inc.	170	15,653
UniFirst Corp.	42	8,759
US Ecology Parent, Inc. (a)	88	2,827
Veritiv Corp. (a)	38	4,639
Viad Corp (a)	56	2,413
Wabash National Corp.	136	2,659
Watts Water Technologies Inc. - Class A	75	14,642
		496,847
Information Technology 13.3%
3D Systems Corporation (a)	350	7,540
8x8, Inc. (a)	312	5,229
ADTRAN, Inc.	134	3,065
Advanced Energy Industries, Inc.	103	9,416
Agilysys, Inc. (a)	55	2,425
Alarm.Com Holdings, Inc. (a)	127	10,732
Arlo Technologies, Inc. (a)	232	2,433
Axcelis Technologies, Inc. (a)	91	6,815
Badger Meter, Inc.	81	8,591
Benchmark Electronics, Inc.	97	2,635
Bottomline Technologies Inc. (a)	106	6,003
CalAmp Corp. (a)	100	709
CEVA Inc. (a)	64	2,773
Cohu Inc. (a)	134	5,103
Comtech Telecommunications Corp.	72	1,712
Consensus Cloud Solutions, Inc. (a)	44	2,552
CSG Systems International, Inc.	89	5,120
CTS Corp.	87	3,208
Diebold Nixdorf Inc. (a)	205	1,859
Digi International Inc. (a)	96	2,357
Diodes Inc. (a)	123	13,547
Ebix Inc.	65	1,965
ePlus Inc. (a)	74	3,980
EVERTEC, Inc.	163	8,144
ExlService Holdings Inc. (a)	92	13,264
Extreme Networks, Inc. (a)	356	5,593
Fabrinet (a)	102	12,041
FARO Technologies Inc. (a)	49	3,437
FormFactor Inc. (a)	214	9,786
Harmonic, Inc. (a)	282	3,316
Ichor Holdings, Ltd. (a)	79	3,654
Insight Enterprises, Inc. (a)	96	10,202
InterDigital Communications, Inc.	84	5,986
Itron Inc. (a)	124	8,492
Knowles Corporation (a)	254	5,924
Kulicke & Soffa Industries Inc.	170	10,283
LivePerson, Inc. (a)	180	6,434
Mantech International Corp. - Class A	75	5,461
MaxLinear, Inc. (a)	194	14,604
Methode Electronics Inc.	104	5,097
NETGEAR, Inc. (a)	80	2,342
NetScout Systems, Inc. (a)	202	6,690
Onespan, Inc. (a)	96	1,626
Onto Innovation Inc. (a)	135	13,625
OSI Systems Inc. (a)	45	4,228
PC Connection, Inc.	31	1,331
PDF Solutions Inc. (a)	83	2,650
Perficient, Inc. (a)	91	11,702
Photronics Inc. (a)	168	3,164
Plantronics Inc. (a)	116	3,399
Plexus Corp. (a)	77	7,385
Progress Software Corp.	121	5,821
Rambus Inc. (a)	301	8,835
Rogers Corp. (a)	51	14,028
Sanmina Corp. (a)	177	7,357
ScanSource Inc. (a)	72	2,511
SMART Global Holdings, Inc. (a)	63	4,498
SPS Commerce, Inc. (a)	99	14,049
TTEC Holdings, Inc.	50	4,561
TTM Technologies, Inc. (a)	286	4,259
Ultra Clean Holdings, Inc. (a)	123	7,050
Unisys Corp. (a)	182	3,749
Veeco Instruments Inc. (a)	136	3,869
Viavi Solutions Inc. (a)	653	11,498
Xperi Holding Corporation	287	5,418
		397,132
Health Care 12.3%
Addus HomeCare Corporation (a)	43	4,048
Allscripts Healthcare Solutions, Inc. (a)	337	6,224
AMN Healthcare Services, Inc. (a)	129	15,828
Amphastar Pharmaceuticals, Inc. (a)	103	2,407
AngioDynamics, Inc. (a)	105	2,898
ANI Pharmaceuticals, Inc. (a)	30	1,370
Anika Therapeutics, Inc. (a)	39	1,381
Apollo Medical Holdings, Inc. (a) (b)	104	7,622
Avanos Medical, Inc. (a)	132	4,589
BioLife Solutions, Inc. (a)	81	3,020
Cara Therapeutics, Inc. (a)	114	1,389
Cardiovascular Systems Inc. (a)	110	2,073
Coherus Biosciences, Inc. (a)	178	2,845
Collegium Pharmaceutical, Inc. (a)	98	1,837
Community Health Systems Inc. (a)	341	4,539
Computer Programs & Systems Inc. (a)	40	1,172
Conmed Corp.	80	11,385
Corcept Therapeutics Inc. (a) (b)	259	5,131
Corvel Corp. (a)	26	5,367
Covetrus, Inc. (a)	284	5,666
Cross Country Healthcare Inc. (a)	97	2,705
CryoLife Inc. (a)	107	2,184
Cutera Inc. (a)	46	1,913
Cytokinetics, Incorporated (a)	230	10,494
Eagle Pharmaceuticals Inc. (a)	31	1,563
Emergent BioSolutions Inc. (a)	130	5,658
Enanta Pharmaceuticals, Inc. (a)	50	3,738
Endo International Public Limited Company (a)	640	2,407
Fulgent Genetics, Inc. (a) (b)	53	5,292
Glaukos Corp. (a)	129	5,712
Hanger, Inc. (a)	100	1,816
Harmony Biosciences Holdings Inc. (a)	63	2,675

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Healthcare Services Group Inc.	204	3,636
Healthstream, Inc. (a)	69	1,809
Heska Corporation (a)	29	5,359
Innoviva, Inc. (a)	172	2,974
Inogen, Inc. (a)	56	1,899
Integer Holdings Corporation (a)	90	7,709
Lantheus Holdings Inc. (a) (b)	184	5,302
LeMaitre Vascular Inc.	53	2,639
Ligand Pharmaceuticals Incorporated (a)	46	7,109
Magellan Health Services Inc. (a)	63	6,020
Mednax, Inc. (a)	235	6,400
Meridian Bioscience Inc. (a)	122	2,496
Merit Medical Systems Inc. (a)	138	8,620
Mesa Laboratories, Inc.	14	4,736
ModivCare Inc. (a)	34	5,036
Myriad Genetics, Inc. (a)	219	6,048
Natus Medical Inc. (a)	94	2,227
Nektar Therapeutics (a)	504	6,807
Neogenomics Laboratories, Inc. (a)	336	11,470
Nextgen Healthcare Inc. (a)	158	2,803
Omnicell, Inc. (a)	121	21,821
OptimizeRX Corporation (a)	49	3,033
Orasure Technologies, Inc. (a)	204	1,772
Organogenesis Holdings Inc. - Class A (a)	167	1,544
Orthofix Medical Inc. (a)	55	1,724
Owens & Minor Inc.	207	9,014
Pacira Biosciences, Inc. (a)	123	7,383
Phibro Animal Health Corporation - Class A	54	1,113
Pphm, Inc. (a)	167	4,870
Prestige Consumer Healthcare Inc. (a)	137	8,282
RadNet Inc. (a)	121	3,643
Regenxbio Inc. (a)	103	3,366
Select Medical Holdings Corporation	291	8,564
Simulations Plus Inc. (b)	42	1,993
Spectrum Pharmaceuticals, Inc. (a)	446	567
Supernus Pharmaceuticals Inc. (a)	144	4,198
SurModics Inc. (a)	39	1,879
Tabula Rasa HealthCare Inc. (a) (b)	63	940
Tactile Systems Technology, Inc. (a)	54	1,033
The Ensign Group, Inc.	143	12,022
The Joint Corp (a)	40	2,600
The Pennant Group, Inc. (a)	72	1,669
Tivity Health, Inc. (a)	120	3,176
U. S. Physical Therapy, Inc.	35	3,390
uniQure N.V. (a)	99	2,048
Vanda Pharmaceuticals Inc. (a)	152	2,385
Varex Imaging Corporation (a)	110	3,481
Vericel Corporation (a)	127	4,991
Xencor, Inc. (a)	161	6,449
Zynex, Inc. (a) (b)	53	529
		367,526
Consumer Discretionary 12.0%
Abercrombie & Fitch Co. - Class A (a)	162	5,656
Adtalem Global Education Inc. (a)	134	3,972
American Axle & Manufacturing Holdings, Inc. (a)	313	2,920
American Public Education, Inc. (a)	51	1,127
America's Car Mart, Inc. (a)	17	1,746
Asbury Automotive Group, Inc. (a)	64	10,970
Barnes & Noble Education, Inc. (a) (b)	98	666
Bed Bath & Beyond Inc. (a)	277	4,043
Big Lots, Inc.	89	4,026
BJ's Restaurants, Inc.	65	2,256
Bloomin' Brands, Inc. (a)	224	4,696
Boot Barn Holdings, Inc. (a)	81	10,015
Brinker International Inc. (a) (b)	126	4,618
Buckle Inc.	80	3,380
Caleres Inc.	108	2,440
Cato Corp. - Class A	52	890
Cavco Industries Inc. (a)	23	7,385
Century Communities Inc.	81	6,605
Cheesecake Factory Inc. (a)	133	5,194
Chico's FAS Inc. (a)	331	1,783
Childrens Place Retail Stores Inc. (a)	38	3,041
Chuy's Holdings Inc. (a)	54	1,630
Conn's Inc. (a)	51	1,202
Cooper-Standard Holdings Inc. (a)	50	1,113
Dave & Buster's Entertainment Inc. (a)	106	4,064
Designer Brands Inc. - Class A (a)	169	2,407
Dine Brands Global Inc.	47	3,529
Dorman Products Inc. (a)	78	8,832
El Pollo Loco Holdings Inc. (a)	54	759
Ethan Allen Interiors Inc.	58	1,524
Fiesta Restaurant Group, Inc. (a)	52	572
Fossil Group, Inc. (a)	134	1,375
Genesco Inc. (a)	40	2,539
Gentherm Incorporated (a)	90	7,860
G-III Apparel Group, Ltd. (a)	119	3,291
Group 1 Automotive Inc.	50	9,709
Guess Inc.	108	2,568
Haverty Furniture Cos. Inc.	41	1,242
Hibbett Sports Inc.	41	2,974
Installed Building Products, Inc.	64	8,997
iRobot Corp. (a) (b)	74	4,877
Kontoor Brands, Inc.	131	6,690
La-Z-Boy Inc.	120	4,372
LCI Industries	69	10,760
LGI Homes, Inc. (a)	58	8,996
Liquidity Services, Inc. (a)	75	1,653
Lumber Liquidators, Inc. (a)	81	1,387
M/I Homes, Inc. (a)	80	4,964
MarineMax Inc. (a)	59	3,464
MDC Holdings Inc.	154	8,600
Medifast, Inc.	32	6,677
Meritage Homes Corporation (a)	102	12,432
Monarch Casino & Resort Inc. (a)	37	2,706
Monro Inc.	91	5,309
Motorcar Parts of America Inc. (a)	51	878
Movado Group Inc.	45	1,873
Office Depot, Inc. (a)	126	4,960
Oxford Industries Inc.	43	4,370
Perdoceo Education Corporation (a)	197	2,318
PetMed Express Inc. (b)	58	1,464
Red Robin Gourmet Burgers, Inc. (a)	43	716
Rent-A-Center, Inc.	165	7,936
Ruth's Hospitality Group Inc. (a)	90	1,791
Sally Beauty Holdings, Inc. (a)	307	5,672
Shake Shack Inc. - Class A (a)	108	7,801
Shoe Carnival Inc.	47	1,824
Shutterstock Inc.	64	7,120
Signet Jewelers Limited	146	12,674
Sleep Number Corporation (a)	62	4,773
Sonic Automotive, Inc. - Class A	57	2,815
Standard Motor Products Inc.	53	2,764
Steven Madden Ltd.	210	9,772
Strategic Education, Inc.	61	3,555
Sturm Ruger & Co. Inc.	49	3,334
The Aaron's Company, Inc.	86	2,108
Tupperware Brands Corp. (a)	134	2,052
Unifi Inc. (a)	39	911
Universal Electronics Inc. (a)	37	1,491
Vera Bradley, Inc. (a)	70	593
Vista Outdoor Inc. (a)	156	7,200
Winnebago Industries Inc.	92	6,864
Wolverine World Wide, Inc.	224	6,456
WW International, Inc. (a)	145	2,342
Zumiez Inc. (a)	59	2,853
		357,783
Real Estate 9.0%
Acadia Realty Trust	243	5,301
Agree Realty Corporation	193	13,751
Alexander & Baldwin, LLC	198	4,978
American Assets Trust, Inc.	145	5,436
Apollo Commercial Real Estate Finance, Inc.	358	4,707
Armada Hoffler Properties, Inc.	167	2,548
ARMOUR Residential REIT, Inc. (b)	248	2,436
Brandywine Realty Trust	466	6,248
Caretrust REIT, Inc.	268	6,109
Centerspace	40	4,397

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Chatham Lodging Trust (a)	134	1,840
Community Healthcare Trust Incorporated	64	3,023
CoreCivic, Inc. (a)	329	3,281
DiamondRock Hospitality Co. (a)	580	5,576
Diversified Healthcare Trust	639	1,976
Douglas Elliman Inc. (a)	178	2,044
Dwight A. Walker Real Estate, Inc. - Class A	51	1,550
Easterly Government Properties, Inc.	239	5,467
Essential Properties Realty Trust, Inc.	334	9,619
Four Corners Property Trust, Inc.	214	6,293
Franklin Street Properties Corp.	264	1,569
Getty Realty Corp.	107	3,424
Global Net Lease Inc.	287	4,381
Hersha Hospitality Trust - Class A (a)	94	862
Independence Realty Trust, Inc.	290	7,493
Industrial Logistics Properties Trust	180	4,503
Innovative Industrial Properties, Inc.	65	17,221
Invesco Mortgage Capital Inc.	857	2,382
iStar Inc. (b)	191	4,937
KKR Real Estate Finance Trust Inc.	124	2,577
Lexington Realty Trust	780	12,184
LTC Properties Inc.	108	3,690
Mack-Cali Realty Corporation (a)	217	3,985
Marcus & Millichap Inc. (a)	70	3,607
New York Mortgage Trust Inc.	1,030	3,830
NexPoint Residential Trust, Inc.	63	5,298
Office Properties Income Trust	131	3,247
Orion Office REIT Inc. (a) (b)	150	2,799
PennyMac Mortgage Investment Trust	266	4,612
Ready Capital Corporation	163	2,542
Realogy Holdings Corp. (a)	317	5,332
Redwood Trust Inc.	315	4,160
Retail Opportunity Investments Corp.	331	6,480
RPT Realty	228	3,051
Safehold Inc.	39	3,112
Saul Centers Inc.	35	1,862
Service Properties Trust	448	3,939
SITE Centers Corp.	494	7,813
St. Joe Co.	90	4,703
Summit Hotel Properties Inc. (a)	291	2,840
Tanger Factory Outlet Centers Inc. (b)	286	5,505
The GEO Group, Inc. (b)	333	2,583
Uniti Group Inc.	648	9,077
Universal Health Realty Income Trust	36	2,116
Urstadt Biddle Properties Inc. - Class A	82	1,740
Washington REIT	233	6,031
Whitestone REIT	120	1,219
Xenia Hotels & Resorts Inc. (a)	311	5,628
		268,914
Materials 5.0%
AdvanSix Inc.	77	3,658
Allegheny Technologies Incorporated (a)	346	5,518
American Vanguard Corporation	76	1,252
Arconic Corporation (a)	292	9,644
Balchem Corporation	89	14,933
Carpenter Technology Corp.	130	3,804
Century Aluminum Co. (a)	141	2,336
Clearwater Paper Corporation (a)	44	1,630
Ferro Corporation (a)	228	4,969
FutureFuel Corp.	77	590
GCP Applied Technologies Inc. (a)	146	4,628
Glatfelter Corporation	126	2,165
H.B. Fuller Company	145	11,724
Hawkins Inc.	52	2,034
Haynes International Inc.	34	1,379
Innospec Inc.	67	6,058
Kaiser Aluminum Corporation	44	4,102
Koppers Holdings Inc. (a)	59	1,852
Kraton Corporation (a)	89	4,119
Livent Corporation (a)	441	10,762
Materion Corp.	56	5,154
Mercer International Inc.	107	1,287
Myers Industries Inc.	101	2,020
Neenah Inc.	46	2,124
O-I Glass, Inc. (a)	428	5,153
Olympic Steel, Inc.	28	662
Park Aerospace Technologies Corp.	48	632
Quaker Chemical Corp.	37	8,498
Rayonier Advanced Materials Inc. (a)	175	1,002
Schweitzer-Mauduit International Inc.	86	2,576
Stepan Co.	58	7,229
SunCoke Energy, Inc.	225	1,485
Sylvamo Corporation (a)	99	2,750
TimkenSteel Corp. (a)	110	1,817
Tredegar Corp.	73	859
Trinseo Public Limited Company	107	5,610
Warrior Met Coal, Inc.	141	3,624
		149,639
Energy 4.7%
Archrock, Inc.	371	2,773
Bristow Group Inc. (a)	63	1,999
Callon Petroleum Company (a) (b)	130	6,156
Civitas Resources, Inc.	198	9,687
CONSOL Mining Corporation (a)	87	1,984
Core Laboratories N.V.	125	2,798
DMC Global Inc. (a)	51	2,021
Dorian LPG Ltd.	80	1,014
Dril-Quip Inc. (a)	96	1,891
Green Plains Renewable Energy Inc. (a)	146	5,063
Helix Energy Solutions Group, Inc. (a)	405	1,263
Helmerich & Payne Inc.	295	6,983
Laredo Petroleum, Inc. (a)	39	2,368
Matador Resources Co.	303	11,180
Nabors Industries Ltd (a)	21	1,704
Oceaneering International, Inc. (a)	270	3,059
Oil States International Inc. (a)	161	799
Par Pacific Holdings, Inc. (a)	126	2,080
Patterson-UTI Energy Inc.	591	4,994
PBF Energy Inc. - Class A (a)	260	3,377
PDC Energy, Inc.	268	13,075
Propetro Holding Corp. (a)	232	1,881
Range Resources Corporation (a)	686	12,227
Ranger Oil Corporation - Class A (a)	58	1,560
Reg Biofuels, LLC (a)	138	5,850
REX Stores Corp. (a)	14	1,381
RPC Inc. (a)	188	856
SM Energy Company	331	9,768
Southwestern Energy Co. (a)	2,785	12,976
Talos Energy Inc. (a)	110	1,080
U.S. Silica Holdings, Inc. (a)	209	1,961
World Fuel Services Corp.	175	4,634
		140,442
Consumer Staples 4.3%
B&G Foods, Inc. (b)	176	5,417
Calavo Growers Inc.	49	2,072
Cal-Maine Foods Inc.	103	3,803
Celsius Holdings, Inc. (a)	105	7,803
Central Garden & Pet Co. (a)	27	1,413
Central Garden & Pet Co. - Class A (a)	111	5,334
Coca-Cola Consolidated Inc.	13	7,915
Del Monte Fresh Produce Company	92	2,540
E.L.F. Beauty, Inc. (a) (b)	132	4,396
Edgewell Personal Care Colombia S A S	150	6,848
Inter Parfums Inc.	49	5,232
J&J Snack Foods Corp.	40	6,398
John B. Sanfilippo & Son Inc.	25	2,260
MGPI Processing, Inc.	34	2,912
National Beverage Corp. (b)	65	2,943
PriceSmart Inc.	65	4,776
Seneca Foods Corp. - Class A (a)	18	873
SpartanNash Co.	98	2,532
The Andersons, Inc.	85	3,271
The Chefs' Warehouse, Inc. (a)	89	2,970
The Simply Good Foods Company (a)	232	9,635
Tootsie Roll Industries Inc.	48	1,727
Treehouse Foods, Inc. (a)	152	6,152
United Natural Foods Inc. (a)	154	7,541
Universal Corp.	67	3,700

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
USANA Health Sciences, Inc. (a)	32	3,261
Vector Group Ltd.	355	4,081
WD-40 Co.	37	9,156
		126,961
Communication Services 2.3%
AMC Networks, Inc. - Class A (a)	79	2,722
ATN International Limited	31	1,252
Cars.com Inc. (a)	176	2,834
Cinemark Holdings, Inc. (a)	290	4,673
Cogent Communications Group, Inc.	116	8,475
Consolidated Communications Holdings Inc. (a)	196	1,463
EW Scripps Co. - Class A (a)	160	3,093
Gannett Media Corp. (a)	394	2,099
Loyalty Ventures Inc. (a)	54	1,632
Marcus Corp. (a) (b)	62	1,104
QuinStreet, Inc. (a)	140	2,539
Scholastic Corp.	82	3,284
Shenandoah Telecommunications Company	136	3,457
TechTarget, Inc. (a)	71	6,808
Telephone & Data Systems Inc.	270	5,439
Thryv Holdings, Inc. (a)	46	1,899
Vonage Holdings Corp. (a)	693	14,404
		67,177
Utilities 1.9%
American States Water Company	101	10,431
Avista Corporation	196	8,324
California Water Service Group	145	10,424
Chesapeake Utilities Corporation	49	7,099
Middlesex Water Co.	48	5,718
Northwest Natural Holding Company	84	4,102
South Jersey Industries Inc.	306	8,005
Unitil Corp.	43	1,969
		56,072
Total Common Stocks (cost $2,874,999)		2,954,070
INVESTMENT COMPANIES 0.5%
iShares S&P SmallCap 600 Index ETF	140	16,012
Total Investment Companies (cost $15,635)		16,012
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	19,907	19,907
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (c) (d)	8,884	8,884
Total Short Term Investments (cost $28,791)		28,791
Total Investments 100.6% (cost $2,919,425)		2,998,873
Other Derivative Instruments (0.0)%		(27)
Other Assets and Liabilities, Net (0.6)%		(16,457)
Total Net Assets 100.0%		2,982,389

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	130	March 2022	14,361	(27)	218

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,954,070	—	—	2,954,070
Investment Companies	16,012	—	—	16,012
Short Term Investments	28,791	—	—	28,791
	2,998,873	—	—	2,998,873
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	218	—	—	218
	218	—	—	218

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 44.9%
Information Technology 11.0%
Adyen B.V. (a) (b)	3	8,624
Afterpay Limited - ADR (a)	18	1,063
Analog Devices, Inc. (c)	24	4,196
Asia Vital Components Co., Ltd.	599	1,909
Avalara, Inc. (a)	23	3,001
Broadcom Inc.	8	5,064
CDW Corp. (c)	23	4,657
Clearwater Analytics Holdings, Inc. - Class A (a)	243	5,584
Coherent Inc. (a)	19	4,997
DocuSign, Inc. (a)	13	1,914
Duck Creek Technologies, Inc. (a)	60	1,810
Elite Material Co., Ltd.	145	1,460
EVERTEC, Inc.	156	7,772
Five9 Inc. (a) (d)	6	755
Global Mixed-mode Technology Inc.	179	1,725
Hengtong Optic-Electric Co., Ltd. - Class A (a)	—	—
Intuit Inc. (c)	6	4,108
Jack Henry & Associates Inc. (c)	17	2,840
Lotes Co.,Ltd	71	1,943
MagnaChip Semiconductor, Ltd. (a)	4	90
Micron Technology, Inc. (c)	16	1,515
nCino, Inc. (a)	38	2,087
NeoPhotonics Corporation (a)	40	622
NEXON Co.,Ltd.	58	1,123
Nuance Communications, Inc. (a)	78	4,318
NXP Semiconductors N.V.	6	1,388
Open Text Corporation	21	1,020
Oracle Corporation (c)	181	15,776
Rogers Corp. (a)	10	2,829
Salesforce.Com, Inc. (a) (c)	47	11,921
SK Hynix Inc.	17	1,872
TE Connectivity Ltd. (b) (c)	28	4,448
The Trade Desk, Inc. - Class A (a)	47	4,292
Tripod Technology Corp.	470	2,118
UCHI Technologies Berhad	968	731
Usertesting, Inc. (a)	—	1
Visa Inc. - Class A (c)	69	14,888
Wiwynn Corporation	31	1,247
Xilinx, Inc. (c)	68	14,400
		150,108
Communication Services 6.7%
Activision Blizzard, Inc.	33	2,184
Alphabet Inc. - Class A (a) (c)	6	16,725
Alphabet Inc. - Class C (a) (c)	6	19,040
Auto Trader Group PLC	522	5,229
Baidu, Inc. - Class A (a) (b)	55	1,024
Bharti Airtel Limited (a)	8	39
Bharti Airtel Ltd. (a)	298	2,738
Charter Communications, Inc. - Class A (a)	6	3,615
Comcast Corporation - Class A	99	4,981
Eletromidia S.A. (a)	841	1,510
Facebook, Inc. - Class A (a) (c)	59	19,746
Innocean Worldwide Inc.	18	847
Mediaalpha, Inc. - Class A (a)	185	2,850
MGM Holdings, Inc. - Class A (a) (e)	6	762
Naspers Ltd. - Class N	6	842
Netflix, Inc. (a)	1	364
Shaw Communications Inc. - Class B	84	2,554
SoftBank Group Corp.	27	1,300
Ubisoft Entertainment (a)	16	776
Vonage Holdings Corp. (a) (d)	222	4,620
		91,746
Financials 6.5%
Accelerate Acquisition Corp. (a)	—	—
Accelerate Acquisition Corp. - Class A (a)	33	322
ACE Convergence Acquisition Corp. - Class A (a)	66	660
ACKRELL SPAC Partners I Co. (a)	78	808
African Gold Acquisition Corp. (a)	2	19
AfterNext HealthTech Acquisition Corp. - Class A (a)	25	243
Agile Growth Corp. (a)	13	124
Agricultural Bank of China Limited - Class H	2,529	870
Alpha Partners Technology Merger Corp. (a)	—	4
Alpha Partners Technology Merger Corp. - Class A (a)	21	202
Altenergy Acquisition Corp. (a)	6	60
Altimar Acquisition Corp. III (a)	8	76
Altimeter Growth Corp. 2 - Class A (a)	12	119
Altitude Acquisition Corp. - Class A (a)	26	258
American International Group, Inc. (c)	74	4,188
American National Group, Inc.	6	1,119
Angel Pond Holdings Corp (a)	10	101
AON Public Limited Company - Class A	11	3,368
Apollo Strategic Growth Capital - Class A (a)	18	176
Apollo Strategic Growth Capital II (a)	2	22
ArcLight Clean Transition Corp. II - Class A (a)	19	186
Ares Acquisition Corp. (a)	5	53
Arrowroot Acquisition Corp. - Class A (a)	27	264
Artisan Acquisition Corp. - Class A (a)	10	106
Astrea Acquisition Corp. - Class A (a)	20	201
Athena Consumer Acquisition Corp. (a)	4	40
Atlantic Coastal Acquisition Corp. - Class A (a)	16	157
Atlas Crest Investment Corp. II - Class A (a)	21	201
Aurora Acquisition Corp. - Class A (a)	7	70
Austerlitz Acquisition Corp I - Class A (a)	34	332
Austerlitz Acquisition Corp II - Class A (a)	20	199
Avanti Acquisition Corp. - Class A (a)	13	123
Bilander Acquisition Corp. - Class A (a)	21	202
Biotech Acquisition Co - Class A (a)	20	200
BOA Acquisition Corp. - Class A (a)	4	42
Broadscale Acquisition Corp. - Class A (a)	9	90
Burtech Acquisition Corp. (a)	6	61
Capstar Special Purpose Acquisition Corp. - Class A (a)	17	172
Catalyst Partners Acquisition Corp. - Class A (a)	21	203
China Construction Bank Corporation - Class H	1,210	838
CHP Merger Corp. - Class A (a)	12	117
Churchill Capital Corp VII (a)	8	81
Churchill Capital Corp VII - Class A (a)	41	406
CIIG Capital Partners II, Inc. (a)	14	140
Citigroup Inc. (c)	51	3,058
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	18	172
Cohn Robbins Holdings Corp. - Class A (a)	56	547
Colicity Inc. (a)	17	173
Colonnade Acquisition Corp. II (a) (f)	13	133
Concord Acquisition Corp. II - Class A (a)	21	203
CONX Corp. - Class A (a)	29	287
Conyers Park III Acquisition Corp. - Class A (a)	21	200
Corazon Capital V838 Monoceros Corp - Class A (a)	10	99
COVA Acquisition Corp. (a)	4	36
Crown PropTech Acquisitions - Class A (a)	20	202
Decarbonization Plus Acquisition Corporation IV - Class A (a)	19	190
DHC Acquisition Corporation (a)	7	66
Digital Transformation Opportunities Corp. (a)	1	8
Direct Selling Acquisition Corp. (a)	5	51
Disruptive Acquisition Corporation I (a)	13	132
Dragoneer Growth Opportunities Corp. III - Class A (a)	21	201
E.Merge Technology Acquisition Corp. - Class A (a)	58	571
ECP Environmental Growth Opportunities Corp. - Class A (a)	30	293
EG Acquisition Corp. - Class A (a)	19	186
Elliott Opportunity II Corp. (a)	3	33
Elliott Opportunity II Corp. - Class A (a)	18	171
Enterprise 4.0 Technology Acquisition Corp. (a)	6	60
Environmental Impact Acquisition Corp. - Class A (a)	9	92
Equity Distribution Acquisition Corp. - Class A (a)	68	669
ESGEN Acquisition Corp (a)	7	70
ESM Acquisition Corporation (a)	—	—
Eucrates Biomedical Acquisition Corp. (a)	—	—
EVe Mobility Acquisition Corp (a)	2	22
ExcelFin Acquisition Corp. (a)	6	60
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Fifth Wall Acquisition Corp. III - Class A (a)	20	204
Finserv Acquisition Corp. II (a)	4	41
Finserv Acquisition Corp. II - Class A (a)	6	59
Fintech Acquisition Corp. VI (a)	8	84
Fintech Acquisition Corp. VI - Class A (a)	12	121
FirstMark Horizon Acquisition Corp. (a)	12	122
FirstMark Horizon Acquisition Corp. - Class A (a)	10	101
Flagstar Bancorp, Inc.	4	209
Flame Acquisition Corp. (a)	13	134
Forest Road Acquisition Corp. II (a)	13	133
Fortress Value Acquisition Corp. III (a)	4	39
Fortress Value Acquisition Corp. III - Class A (a)	14	133
Fortress Value Acquisition Corp. IV (a) (f)	5	52
Fortress Value Acquisition Corp. IV - Class A (a)	21	201
FTAC Athena Acquisition Corp. - Class A (a)	25	249
FTAC Emerald Acquisition Corp. (a)	20	196
FTAC Hera Acquisition Corp. (a)	1	13
FTAC Parnassus Acquisition Corp. - Class A (a)	9	91
FTAC Zeus Acquisition Corp. (a)	4	39
Fusion Acquisition Corp. II (a)	12	117
G Squared Ascend I Inc. (a)	15	147
G Squared Ascend I Inc. - Class A (a)	20	202
G Squared Ascend II, Inc. (a)	7	72
Gesher I Acquisition Corp (a)	6	60
Glenfarne Merger Corp. (a)	13	134
Global Partner Acquisition Corporation II (a)	5	50
Goal Acquisitions Corp. (a)	47	460
Golden Arrow Merger Corp. (a)	13	132
Gores Holdings VII, Inc. (a)	—	1
Gores Holdings VIII, Inc. - Class A (a)	3	28
Gores Technology Partners II, Inc. (a)	—	1
Gores Technology Partners II, Inc. - Class A (a)	2	20
Gores Technology Partners, Inc. - Class A (a)	6	57
Groupe Bruxelles Lambert SA	28	3,181
GX Acquisition Corp. II - Class A (a)	7	68
Haymaker Acquisition Corp. III (a)	18	182
Haymaker Acquisition Corp. III - Class A (a)	—	1
Health Assurance Acquisition Corp. - Class A (a)	21	201
Healthcare Services Acquisition Corporation - Class A (a)	5	52
Horizon Acquisition Corp II - Class A (a)	17	171
HPX Corp. - Class A (a)	41	407
Hudson Executive Investment Corp. III (a)	13	132
Industrial and Commercial Bank of China Limited - Class H	1,862	1,060
Infinite Acquisition Corp. (a)	5	49
INSU Acquisition Corp III - Class A (a)	21	202
Interprivate II Acquisition Corp. (a)	3	29
Interprivate III Financial Partners Inc. - Class A (a)	3	30
Interprivate IV Infratech Partners Inc. (a)	10	100
ION Acquisition Corp. 3 Ltd. - Class A (a)	18	173
Isleworth Healthcare Acquisition Corp. (a)	1	12
Jaws Hurricane Acquisition Corp - Class A (a)	16	153
Jaws Juggernaut Acquisition Corp. (a)	12	119
Jaws Juggernaut Acquisition Corp. - Class A (a)	7	71
Jaws Mustang Acquisition Corp. - Class A (a)	17	170
Jefferies Financial Group Inc.	67	2,584
KB Financial Group Inc.	13	579
Kensington Capital Acquisition Corp. V (a)	33	338
Khosla Ventures Acquisition Co III - Class A (a)	17	168
Khosla Ventures Acquisition Co. - Class A (a)	5	48
Kismet Acquisition Three Corp. (a)	13	132
Kismet Acquisition Three Corp. - Class A (a)	18	171
KKR Acquisition Holdings I Corp. (a)	17	171
KL Acquisition Corp. - Class A (a)	93	904
Kludein I Acquisition Corp. (a)	20	201
L Catterton Asia Acquisition Corp - Class A (a)	18	172
Landcadia Holdings IV Inc. (a)	13	134
Landcadia Holdings IV Inc. - Class A (a)	18	170
Lazard Growth Acquisition Corp. I (a)	—	4
LDH Growth Corp I - Class A (a)	5	49
Lead Edge Growth Opportunities, Ltd (a)	1	12
Lionheart Acquisition Corporation II - Class A (a)	17	172
Live Oak Crestview Climate Acquisition Corp. (a)	21	210
Live Oak Mobility Acquisition Corp. - Class A (a)	10	96
LPL Financial Holdings Inc.	9	1,377
M3-Brigade Acquisition II Corp. (a)	12	116
M3-Brigade Acquisition II Corp. - Class A (a)	17	171
Macondray Capital Acquisition Corp. I (a)	19	191
Magnum Opus Acquisition Limited - Class A (a)	17	171
MarketWise, Inc. - Class A (a)	7	53
Mason Industrial Technology, Inc. (a)	27	266
Medicus Sciences Acquisition Corp. - Class A (a)	9	87
Medtech Acquisition Corporation - Class A (a)	20	201
Metals Acquisition Corp. (a)	6	60
Mission Advancement Corp. (a)	8	79
Monument Circle Acquisition Corp. (a)	1	7
Moody's Corp.	12	4,579
North Mountain Merger Corp. - Class A (a)	21	203
Northern Genesis Acquisition Corp. III (a)	18	171
Northern Star Investment Corp. III (a)	6	59
Northern Star Investment Corp. IV (a)	5	45
NU Holdings Ltd. - Class A (a)	9	84
One Equity Partners Open Water I Corp. (a)	25	245
Orion Acquisition Corp. (a)	3	27
OTP Bank Plc (a)	13	642
People's United Financial Inc.	44	776
Peridot Acquisition Corp. II (a)	8	76
Peridot Acquisition Corp. II - Class A (a)	18	172
Pershing Square Tontine Holdings, Ltd. - Class A (a)	31	610
Phoenix Biotech Acquisition Corp. (a)	6	60
Pine Technology Acquisition Corp. - Class A (a)	13	124
Ping An Insurance (Group) Co of China Ltd - Class H	95	684
Plum Acquisition Corp. I (a)	10	102
POEMA Global Holdings Corp. - Class A (a)	11	110
Post Holdings Partnering Corporation - Series A (a)	26	257
Primerica, Inc.	46	7,126
PROOF Acquisition Corp I (a)	16	157
Pt. Bank Pembangunan Daerah Jawa Timur Tbk	13,542	714
Public Joint Stock Society "Sberbank of Russia" - ADR	25	401
Pyrophyte Acquisition Corp. (a)	8	80
Queen's Gambit Growth Capital (a)	11	108
Queen's Gambit Growth Capital - Class A (a) (f)	22	219
Revolution Healthcare Acquisition Corp. - Class A (a)	41	402
RHB Bank Bhd	468	604
RMG Acquisition Corp. III - Class A (a)	21	202
Rocket Internet Growth Opportunities Corp. (a)	6	62
Ross Acquisition Corp. II (a)	2	25
RXR Acquisition Corp. (a)	—	1
Ryan Specialty Group Holdings, Inc. - Class A (a)	130	5,227
SCP & Co Healthcare Acquisition Company (a)	5	50
SEI Investments Co. (c)	42	2,534
Semper Paratus Acquisition Corp. (a)	8	79
Shelter Acquisition Corporation I (a) (e)	2	—
Shelter Acquisition Corporation I (a)	16	156
Signature Bank	1	395
Silver Spike Acquisition Corp II (a)	1	14
Simon Property Group Acquisition Holdings, Inc. (a)	17	172
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	26	254
Singapore Exchange Ltd.	15	105
SinoPac Financial Holdings Co. Ltd.	1,157	674
Slam Corp. (a)	27	266
Slam Corp. - Class A (a)	1	14
Soar Technology Acquisition Corp. (a)	3	33
Social Capital Hedosophia Holdings Corp. VI - Class A (a) (d)	13	137
Sports Entertainment Acquisition Corp. - Class A (a)	11	107
Stratim Cloud Acquisition Corp. (a)	7	71
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	45	439
SVF Investment Corp. - Class A (a)	17	169
SVF Investment Corp. 2 - Class A (a)	1	6
SVF Investment Corp. 3 - Class A (a)	—	—
Tailwind Acquisition Corp. - Class A (a)	53	520
Target Global Acquisition I Corp. (a)	18	177

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
TCW Special Purpose Acquisition Corp (a)	1	13
Thunder Bridge Capital Partners III, Inc. - Class A (a)	19	182
Tiga Acquisition Corp. (a)	44	441
Tio Tech A (a)	3	32
TLG Acquisition One Corp. (a)	13	133
TortoiseEcofin Acquisition Corp. III - Class A (a)	21	202
Trebia Acquisition Corp. - Class A (a)	64	634
Twelve Seas Investment Company II (a)	13	128
USHG Acquisition Corp. - Class A (a)	20	202
Virgin Group Acquisition Corp. II - Class A (a)	35	347
W. R. Berkley Corporation	60	4,907
Warburg Pincus Capital Corporation I-A - Class A (a)	9	86
Wells Fargo & Company	68	3,272
Woori Financial Group Inc.	269	2,853
		88,725
Consumer Discretionary 5.2%
Alibaba Group Holding Limited (a) (b)	124	1,872
Alibaba Group Holding Limited - ADR (a) (c)	34	4,023
Amazon.com, Inc. (a)	6	21,277
Carnival Plc (a) (c)	4	70
China Yongda Automobiles Services Holdings Ltd.	2,046	2,742
Compagnie Financiere Richemont SA	10	1,438
CW Travel Holdings (a) (e)	2	53
Fix Price Group Ltd - GDR (b)	206	1,557
Flutter Entertainment Public Limited Company (a)	5	835
Fusheng Precision Co., Ltd.	41	288
GVC Holdings PLC (a)	45	1,036
Huafu Fashion Co., Ltd. - Class A	2,449	1,756
JNBY Design Limited (b)	383	609
Marriott International, Inc. - Class A (a)	10	1,624
O-TA Precision Industry Co., Ltd.	165	878
Pool Corporation	9	5,331
Prosus N.V.	34	2,876
Sportsman's Warehouse Holdings, Inc. (a) (d)	60	706
Texhong Textile Group Limited	864	1,140
The Home Depot, Inc.	13	5,401
Tongcheng-Elong Holdings Limited (a) (b)	116	215
Under Armour Inc. - Class A (a) (c)	265	5,624
Vardhman Textiles Limited	93	2,919
Veoneer, Inc. (a)	20	706
Yum China Holdings, Inc.	43	2,131
Zhongsheng Group Holdings Limited	528	4,118
		71,225
Industrials 4.6%
51job Inc. - ADR (a)	5	248
Aerojet Rocketdyne Holdings, Inc.	32	1,507
Expeditors International of Washington Inc. (c)	11	1,455
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	454	1,634
Hertz Global Holdings, Inc. (a)	1	20
Howmet Aerospace Inc.	65	2,066
IHS Markit Ltd. (c)	116	15,379
Lennox International Inc.	11	3,468
LG Corp.	23	1,541
Microvast Holdings, Inc. (a) (g)	30	161
Old Dominion Freight Line Inc.	15	5,244
Pacific Architects And Engineers, LLC - Class A (a)	24	240
RR Donnelley & Sons Co. (a)	28	317
Samsung C&T Corporation	12	1,154
The Boeing Company (a) (c)	69	13,970
TransUnion	38	4,475
Uber Technologies, Inc. (a)	17	704
Univar Solutions Inc. (a)	49	1,402
Verisk Analytics, Inc. (c)	21	4,830
Wabtec Corp.	16	1,466
Welbilt Inc. (a)	25	582
		61,863
Health Care 4.0%
Arena Pharmaceuticals, Inc. (a) (d)	9	825
Cerner Corp. (d)	46	4,274
Convey Health Solutions Holdings, Inc. (a)	—	2
Cooper Cos. Inc.	11	4,450
Intersect ENT, Inc. (a)	24	668
Mettler-Toledo International Inc. (a)	3	4,499
Molecular Partners AG - ADR (a)	—	4
Novartis AG - ADR (c)	121	10,563
Novo Nordisk A/S - ADR	28	3,165
Osstem Implant Co.,Ltd.	16	1,860
Pegavision Corporation	60	927
Regeneron Pharmaceuticals, Inc. (a) (c)	18	11,235
Silk Road Medical, Inc. (a)	53	2,241
SillaJen Inc (a) (e)	3	9
Vertex Pharmaceuticals Incorporated (a) (c)	25	5,556
Zoetis Inc. - Class A	15	3,689
		53,967
Materials 2.4%
Atotech Limited (a)	60	1,531
BHP Group PLC - ADR (c)	185	11,085
Ferro Corporation (a)	47	1,029
Forterra, Inc. (a)	35	823
Glencore PLC	653	3,314
HeidelbergCement AG	14	974
International Flavors & Fragrances Inc.	12	1,855
LafargeHolcim Ltd.	78	4,012
Scotts Miracle-Gro Co.	35	5,685
Tongkun Group Co., Ltd. - Class A	322	1,067
Xin Feng Ming Group Co., Ltd. - Class A	404	941
		32,316
Consumer Staples 2.0%
American Beverage Co Ambev - ADR (c)	1,721	4,818
JDE Peet's N.V. (f)	57	1,775
Just Eat Takeaway.Com N.V. (a) (b)	14	753
Lamb Weston Holdings Inc.	96	6,083
Monster Beverage 1990 Corporation (a)	120	11,562
Pick n Pay Stores Ltd.	273	900
PT. Wismilak Inti Makmur	10,056	302
Sanderson Farms Inc.	3	537
Sendas Distribuidora S/A	378	880
TPCO Holding Corp. - Class A (a)	30	41
TPCO Holding Corp. - Class A (a)	57	78
		27,729
Real Estate 1.2%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	835	942
Bluerock Residential Growth REIT, Inc. - Class A	26	682
Cibanco, S.A., Institucion de Banca Multiple (b)	1,157	1,476
Cyrusone LLC	74	6,643
Lamar Advertising Co. - Class A	49	5,951
Swire Pacific Ltd. - Class A	143	813
Swire Properties Limited	111	277
		16,784
Energy 1.0%
Berry Corporation (Bry)	4	31
Bumi Armada Berhad (a)	9,024	1,021
Gulfport Energy Operating Corporation (a)	7	494
Hindustan Petroleum Corp. Ltd.	679	2,673
Kinder Morgan, Inc.	75	1,183
McDermott International, Inc. (a)	469	192
McDermott International, Inc. (a)	52	21
Schlumberger Ltd. (c)	212	6,360
Teekay LNG Partners L.P.	90	1,520
		13,495
Utilities 0.3%
FirstEnergy Corp.	40	1,645
Pacific Gas And Electric Company (a)	97	1,172
PNM Resources, Inc.	21	957
		3,774
Total Common Stocks (cost $509,511)		611,732
CORPORATE BONDS AND NOTES 23.5%
Health Care 4.2%
1Life Healthcare, Inc.
3.00%, 06/15/25 (c) (h)	1,412	1,272
AbbVie Inc.
4.05%, 11/21/39	270	310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (c) (h)	1,033	850
Alphatec Holdings, Inc.
0.75%, 08/01/26 (c) (h) (i)	795	760
Aurora Cannabis Inc.
5.50%, 02/28/24 (c) (h)	2,119	1,787
Avadel Finance Cayman Limited
4.50%, 02/01/23 (c) (h) (i)	2,185	2,454
Bausch Health Companies Inc.
5.50%, 11/01/25 (i)	160	162
9.00%, 12/15/25 (i)	640	674
9.25%, 04/01/26 (i)	570	605
8.50%, 01/31/27 (i)	720	761
4.88%, 06/01/28 (i)	10	10
6.25%, 02/15/29 (i)	160	152
7.25%, 05/30/29 (i)	220	218
5.25%, 01/30/30 (i)	30	27
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (c) (h)	1,057	1,100
Canopy Growth Corporation
4.25%, 07/15/23, CAD (c) (h) (i)	1,365	997
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (h)	1,746	1,942
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (c) (h)	1,461	1,426
CommonSpirit Health
4.35%, 11/01/42	130	151
3.82%, 10/01/49	60	69
Community Health Systems, Inc.
6.88%, 04/15/29 (i)	135	138
Cutera, Inc.
2.25%, 03/15/26 (c) (h) (i)	1,443	2,095
CVS Health Corporation
4.78%, 03/25/38	90	110
5.05%, 03/25/48	500	653
4.25%, 04/01/50	10	12
Dynavax Technologies Corporation
2.50%, 05/15/26 (c) (h) (i)	795	1,281
Global Blood Therapeutics, Inc.
1.88%, 12/15/28 (c) (h) (i)	56	64
Gossamer Bio, Inc.
5.00%, 06/01/27 (c) (h)	1,180	1,130
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	112
HCA Inc.
5.38%, 02/01/25	20	22
7.69%, 06/15/25	50	59
5.25%, 06/15/26	60	67
4.50%, 02/15/27	50	55
5.63%, 09/01/28	10	12
5.88%, 02/01/29	30	36
3.50%, 09/01/30	40	42
7.50%, 11/15/95	130	188
Innoviva, Inc.
2.13%, 01/15/23 (c) (h)	3,424	3,778
Inotiv, Inc.
3.25%, 10/15/27 (c) (h) (i)	1,194	1,421
Insmed Incorporated
0.75%, 06/01/28 (c) (h)	1,800	1,954
Intercept Pharmaceuticals, Inc.
3.50%, 02/15/26 (c) (h) (i)	1,765	1,906
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 (c) (h) (i) (j)	1,367	1,209
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (h)	1,115	876
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (c) (h)	1,637	1,642
MannKind Corporation
2.50%, 03/01/26 (c) (h) (i)	1,671	1,870
Mesa Laboratories, Inc.
1.38%, 08/15/25 (c) (h)	854	1,091
NanoString Technologies, Inc.
2.63%, 03/01/25 (h)	325	385
NuVasive, Inc.
1.00%, 06/01/23 (c) (h)	3,086	3,080
0.38%, 03/15/25 (c) (h)	862	824
Omeros Corporation
5.25%, 02/15/26 (c) (h)	1,416	1,040
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (c) (h)	795	879
PetIQ, Inc.
4.00%, 06/01/26 (c) (h)	975	1,139
Pharming Group N.V.
3.00%, 01/21/25, EUR (b) (h)	1,200	1,191
Radiology Partners, Inc.
9.25%, 02/01/28 (i)	230	242
Revance Therapeutics, Inc.
1.75%, 02/15/27 (c) (h)	1,966	1,760
Smiledirectclub, Inc.
0.00%, 02/01/26 (c) (h) (i) (j)	1,638	637
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (c) (h)	903	749
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	40	40
7.13%, 01/31/25	597	641
3.15%, 10/01/26	268	254
5.13%, 05/09/29 (k)	560	553
4.10%, 10/01/46	1,541	1,302
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	185	196
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	194	194
UnitedHealth Group Incorporated
3.13%, 05/15/60	20	21
Varex Imaging Corporation
4.00%, 06/01/25 (c) (h)	1,679	2,800
Willis-Knighton Medical Center
4.81%, 09/01/48	60	77
Zogenix, Inc.
2.75%, 10/01/27 (c) (h)	1,987	1,992
		57,546
Financials 4.0%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	150	153
Alpha Capital SAS
10.00%, 02/01/22 (g) (l)	6	6
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (i) (m)	250	36
American International Group, Inc.
3.40%, 06/30/30	100	108
Apollo Commercial Real Estate Finance, Inc.
4.75%, 08/23/22 (c) (h)	538	542
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (c) (h)	2,536	2,789
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (i)	375	322
BAC Capital Trust XIV
4.00%, (3 Month USD LIBOR + 0.40%), (100, 01/31/22) (n) (o)	1,320	1,302
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (i) (o)	200	203
Banco do Brasil S.A
6.25%, (100, 04/15/24) (b) (h) (o)	300	298
Banco General, S.A.
5.25%, (100, 05/07/31) (i) (o)	200	203
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (b)	200	195
7.50%, 04/16/31 (i)	150	150
Banco Macro S.A.
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (b) (n)	200	167
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.63%, (100, 01/24/32) (i) (o)	250	248
7.63%, (100, 01/10/28) (i) (o)	200	214
Bank of America Corporation
5.88%, (100, 03/15/28) (o)	220	245
6.25%, (100, 09/05/24) (o)	150	162
4.08%, 03/20/51	10	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Barclays PLC
8.00%, (100, 06/15/24) (h) (o)	270	299
BBVA USA
3.88%, 04/10/25	280	301
BNP Paribas
6.13%, (100, 06/17/22), EUR (b) (h) (o)	460	537
7.38%, (100, 08/19/25) (h) (i) (o)	200	227
Citigroup Inc.
5.95%, (100, 05/15/25) (o)	1,210	1,293
8.13%, 07/15/39	201	340
Cooperatieve Rabobank U.A.
4.63%, (100, 12/29/25), EUR (b) (o)	1,000	1,247
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (h) (o)	240	370
8.13%, (100, 12/23/25) (h) (i) (o)	200	237
Credit Suisse Group AG
5.25%, (100, 02/11/27) (i) (o)	810	832
7.50%, (100, 07/17/23) (i) (o)	210	221
4.19%, 04/01/31 (h) (i)	250	276
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (b) (k) (o)	200	96
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (i)	200	149
Danske Bank A/S
5.88%, (100, 04/06/22), EUR (b) (h) (o)	770	888
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (i)	200	178
Encore Capital Group, Inc.
3.25%, 03/15/22 (c) (h)	2,906	3,964
Enel Finance International SA
6.00%, 10/07/39 (i)	150	200
European Bank for Reconstruction and Development
5.00%, 10/06/26, IDR	3,761,000	256
EZCORP, Inc.
2.88%, 07/01/24 (c) (h)	1,441	1,480
Gilex Holding SARL
8.50%, 05/02/23 (b)	200	202
Glencore Funding LLC
4.13%, 03/12/24 (i)	190	200
Grupo Financiero Santander Mexico, S.A. de C.V.
8.50%, (100, 01/20/22) (h) (o)	200	200
Hope Bancorp, Inc.
2.00%, 05/15/38 (c) (h)	3,815	3,720
HSBC Holdings PLC
4.58%, 06/19/29 (h)	200	224
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (b) (o)	250	234
JPMorgan Chase & Co.
2.52%, 04/22/31	60	61
2.96%, 05/13/31	290	300
3.90%, 01/23/49	40	46
3.11%, 04/22/51	20	21
JPMorgan Chase Bank, National Association
0.00%, 12/28/23 (b) (h) (j)	2,000	1,977
KKR Real Estate Finance Trust Inc.
6.13%, 05/15/23 (c) (h)	1,070	1,132
LendingTree, Inc.
0.50%, 07/15/25 (c) (h)	1,893	1,563
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (h) (o)	200	221
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	250	262
Morgan Stanley
2.19%, 04/28/26	300	306
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (i)	200	186
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	325
6.00%, 01/27/28	50	54
6.90%, 03/19/49	200	213
6.85%, 06/05/15	540	537
PT ABM Investama Tbk.
9.50%, 08/05/26 (i)	200	190
Redwood Trust, Inc.
4.75%, 08/15/23 (c) (h)	2,953	3,033
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 02/17/22) (b) (o)	200	172
Singapore Exchange Limited
0.00%, 03/01/24, EUR (b) (h) (j)	1,800	2,078
SoFi Technologies, Inc.
0.00%, 10/15/26 (c) (h) (i) (j)	1,627	1,675
Starwood Property Trust, Inc.
4.38%, 04/01/23 (c) (h)	1,541	1,607
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (i)	150	193
The Goldman Sachs Group, Inc.
4.00%, (3 Month USD LIBOR + 0.77%), (100, 02/14/22) (n) (o)	8	8
2.38%, 07/21/32	380	374
6.75%, 10/01/37	190	270
3.21%, 04/22/42	10	10
2.91%, 07/21/42	200	199
5.15%, 05/22/45	490	636
4.75%, 10/21/45	20	26
The PRA Group, Inc.
3.50%, 06/01/23 (c) (h)	2,468	2,925
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (h)	200	209
The Vanguard Group, Inc.
3.05%, 08/22/50 (e)	250	247
Two Harbors Investment Corp.
6.25%, 01/15/26 (c) (h)	1,537	1,547
UBS Group Funding (Switzerland) AG
5.75%, (100, 02/19/22), EUR (b) (h) (o)	200	229
7.00%, (100, 02/19/25) (b) (h) (o)	200	222
7.00%, (100, 01/31/24) (i) (o)	200	215
UniCredit S.p.A.
6.57%, 01/14/22 (i)	350	351
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (b) (k) (o)	200	118
Upstart Holdings, Inc.
0.25%, 08/15/26 (c) (h) (i)	1,113	1,043
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (c) (h)	1,987	2,064
Wells Fargo & Company
5.88%, (100, 06/15/25) (o)	101	110
4.48%, 04/04/31	40	46
4.65%, 11/04/44	120	145
4.40%, 06/14/46	180	213
4.75%, 12/07/46	50	62
5.01%, 04/04/51	890	1,216
Zip Co Limited
0.00%, 04/23/28, AUD (b) (h) (j)	1,200	711
		54,874
Consumer Discretionary 3.0%
Airbnb, Inc.
0.00%, 03/15/26 (c) (h) (i) (j)	1,138	1,115
Amazon.com, Inc.
4.95%, 12/05/44	40	54
4.05%, 08/22/47	610	743
3.10%, 05/12/51	220	235
4.25%, 08/22/57	570	729
2.70%, 06/03/60	2,230	2,147
Carnival Corporation
7.63%, 03/01/26 (i)	40	42
Chegg, Inc.
0.00%, 09/01/26 (c) (h) (j)	1,627	1,352
CWT Travel Group Incorporated
8.50%, 11/19/26 (i)	52	53
Dealer Tire, LLC
8.00%, 02/01/28 (i)	235	245
Delivery Hero SE
1.50%, 01/15/28, EUR (b) (h)	1,700	1,864
Draftkings Inc.
0.00%, 03/15/28 (c) (h) (i) (j)	177	132

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Fisker Group Inc.
2.50%, 09/15/26 (c) (h) (i)	1,773	1,845
Fiverr International Ltd
0.00%, 11/01/25 (c) (h) (j)	1,113	1,038
GOL Equity Finance
3.75%, 07/15/24 (c) (h) (i)	1,776	1,513
Groupon, Inc.
1.13%, 03/15/26 (c) (h) (i)	1,954	1,525
Grubhub Holdings Inc.
5.50%, 07/01/27 (i)	402	399
Guess ?, Inc.
2.00%, 04/15/24 (c) (h)	1,612	1,867
Hanesbrands Inc.
4.63%, 05/15/24 (i)	80	84
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (i)	60	62
5.75%, 05/01/28 (i)	20	21
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (h)	1,400	1,437
Las Vegas Sands Corp.
3.20%, 08/08/24	140	142
2.90%, 06/25/25	10	10
Li Auto Inc.
0.25%, 05/01/28 (c) (h) (i)	1,377	1,790
Lucid Group, Inc.
1.25%, 12/15/26 (c) (h) (i)	1,545	1,532
Luminar Technologies Inc.
1.25%, 12/15/26 (c) (h) (i)	515	548
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (k)	10	13
McDonald's Corporation
3.70%, 01/30/26	190	205
3.50%, 07/01/27	80	87
3.63%, 09/01/49	10	11
4.20%, 04/01/50	30	36
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (i)	60	64
NCL Corporation Ltd.
1.13%, 02/15/27 (c) (h) (i)	2,623	2,450
NIO, Inc.
0.00%, 02/01/26 (c) (h) (i) (j)	2,385	2,082
Nissan Motor Co., Ltd.
4.81%, 09/17/30 (i)	330	369
Park River Holdings, Inc.
5.63%, 02/01/29 (i)	50	48
Peloton Interactive, Inc.
0.00%, 02/15/26 (c) (h) (i) (j)	178	150
PetSmart, Inc.
7.75%, 02/15/29 (i)	250	273
Porch Group Inc
0.75%, 09/15/26 (c) (h) (i)	1,378	1,303
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (i)	110	109
5.88%, 09/01/31 (i)	85	85
Prosus N.V.
3.06%, 07/13/31 (i)	350	342
4.03%, 08/03/50 (i)	360	345
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (i)	20	20
3.50%, 02/15/29 (i)	30	30
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23 (h) (i)	1,908	2,247
2.88%, 11/15/23 (c) (h)	346	407
Sands China Ltd.
5.13%, 08/08/25 (k)	200	209
2.30%, 03/08/27 (i) (k)	200	188
3.25%, 08/08/31 (i) (k)	200	189
Shift Technologies, Inc.
4.75%, 05/15/26 (c) (h) (i)	1,409	1,167
Stride, Inc.
1.13%, 09/01/27 (c) (h)	1,514	1,464
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (i)	205	197
The Home Depot, Inc.
3.35%, 04/15/50	10	11
TKC Holdings, Inc.
10.50%, 05/15/29 (i)	140	151
Vroom, Inc.
0.75%, 07/01/26 (c) (h) (i)	1,751	1,079
Wayfair Inc.
0.63%, 10/01/25 (c) (h)	2,439	2,207
Wesleyan University
4.78%, 07/01/16	60	84
Wheel Pros, Inc.
6.50%, 05/15/29 (i)	295	285
Wolverine Escrow LLC
9.00%, 11/15/26 (i)	49	46
Wynn Macau, Limited
5.63%, 08/26/28 (i)	200	184
		40,661
Information Technology 2.8%
Affirm Holdings, Inc.
0.00%, 11/15/26 (c) (h) (i) (j)	1,624	1,452
Alteryx, Inc.
0.50%, 08/01/24 (c) (h)	1,861	1,750
ams AG
2.13%, 11/03/27, EUR (b) (h)	1,600	1,771
Avaya Holdings Corp.
2.25%, 06/15/23 (c) (h)	1,921	2,026
Bentley Systems, Incorporated
0.38%, 07/01/27 (c) (h) (i)	1,033	951
Blackline, Inc.
0.00%, 03/15/26 (c) (h) (i) (j)	1,829	1,690
Broadcom Inc.
3.19%, 11/15/36 (i)	9	9
Camtek Ltd.
0.00%, 12/01/26 (c) (h) (i) (j)	205	218
Castle United States Holding Corporation
9.50%, 02/15/28 (i)	365	381
Confluent, Inc.
0.00%, 01/15/27 (c) (h) (i) (j)	1,917	2,079
CSG Systems International, Inc.
4.25%, 03/15/36 (c) (h)	2,828	3,029
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (c) (h) (i) (j)	427	380
Dye & Durham Limited
3.75%, 03/01/26, CAD (e) (h) (i)	1,368	1,086
Endure Digital, Inc.
6.00%, 02/15/29 (i)	370	345
Everbridge, Inc.
0.13%, 12/15/24 (c) (h)	398	387
Fastly, Inc.
0.00%, 03/15/26 (c) (h) (i) (j)	1,952	1,578
FireEye, Inc.
0.88%, 06/01/24 (c) (h)	1,755	1,829
I3 Verticals, LLC
1.00%, 02/15/25 (c) (h)	1,210	1,107
Kaleyra, Inc.
6.13%, 06/01/26 (c) (h) (i)	1,001	1,004
MicroStrategy Incorporated
0.00%, 02/15/27 (c) (h) (i) (j)	854	622
Mitek Systems, Inc.
0.75%, 02/01/26 (c) (h) (i)	1,540	1,675
Nuance Communications, Inc.
1.00%, 12/15/35 (h)	98	225
Nutanix, Inc.
0.25%, 10/01/27 (c) (h) (i)	1,552	1,411
NVIDIA Corporation
3.50%, 04/01/40	20	22
NXP B.V.
2.70%, 05/01/25 (i)	300	309
Osi Systems, Inc.
1.25%, 09/01/22 (c) (h)	2,196	2,245
PAR Technology Corporation
1.50%, 10/15/27 (c) (h)	1,153	1,160
Pure Storage, Inc.
0.13%, 04/15/23 (c) (h)	477	633
Rapid7, Inc.
0.25%, 03/15/27 (c) (h) (i)	1,034	1,330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
RingCentral, Inc.
0.00%, 03/01/25 (c) (h) (j)	1,070	1,008
Riverbed Restructure
1.50%, 11/17/28 (e) (h)	173	124
Sabre GLBL Inc.
7.38%, 09/01/25 (i)	90	94
Splunk Inc.
1.13%, 06/15/27 (c) (h)	2,034	1,905
SunPower Corporation
4.00%, 01/15/23 (c) (h)	1,294	1,513
Veritone, Inc.
1.75%, 11/15/26 (c) (h) (i)	783	755
Virtusa Corporation
7.13%, 12/15/28 (i)	195	202
		38,305
Communication Services 2.5%
CCO Holdings, LLC
5.13%, 05/01/27 (i)	50	52
4.50%, 08/15/30 (i)	10	10
4.50%, 05/01/32	610	629
Cengage Learning, Inc.
9.50%, 06/15/24 (i)	205	208
Charter Communications Operating, LLC
4.20%, 03/15/28	70	77
5.05%, 03/30/29	110	126
5.38%, 04/01/38	60	72
3.50%, 03/01/42	30	29
4.80%, 03/01/50	10	11
6.83%, 10/23/55	290	422
Cinemark Holdings, Inc.
4.50%, 08/15/25 (c) (h)	1,454	2,085
Comcast Corporation
3.40%, 04/01/30	40	44
3.75%, 04/01/40	10	11
2.89%, 11/01/51 (i)	20	19
2.94%, 11/01/56 (i)	27	26
CSC Holdings, LLC
6.50%, 02/01/29 (i)	200	215
4.50%, 11/15/31 (i)	200	198
DISH DBS Corporation
5.88%, 11/15/24	20	21
5.25%, 12/01/26 (i)	40	41
5.75%, 12/01/28 (i)	150	152
5.13%, 06/01/29	50	45
Dish Network Corporation
3.38%, 08/15/26 (c) (h)	2,548	2,391
Embarq Corporation
8.00%, 06/01/36	370	415
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (i)	75	78
FuboTV Inc.
3.25%, 02/15/26 (c) (h) (i)	1,809	1,475
Intelsat Jackson Holdings S.A.
0.00%, 10/15/24 (a) (i) (m)	320	147
Liberty Broadband Corporation
1.25%, 09/30/50 (c) (h) (i)	2,904	2,867
2.75%, 09/30/50 (c) (h) (i)	2,971	3,014
Liberty Media Corporation
4.00%, 11/15/29 (c) (h)	1,756	1,334
3.75%, 02/15/30 (c) (h)	2,564	1,932
2.13%, 03/31/48 (c) (h) (i)	2,916	3,011
2.75%, 12/01/49 (c) (h) (i)	2,529	2,593
Magnite, Inc.
0.25%, 03/15/26 (c) (h) (i)	2,606	2,047
MVC Acquisition Corp.
5.75%, 08/01/28 (i)	105	104
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (l)	400	350
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (c) (h) (i)	1,472	1,473
SEA, Ltd.
0.25%, 09/15/26 (c) (h)	1,546	1,414
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	28
Sprint Corporation
7.88%, 09/15/23	20	22
8.75%, 03/15/32	40	60
TechTarget, Inc.
0.00%, 12/15/26 (c) (h) (i) (j)	795	794
Telecom Argentina SA
8.00%, 07/18/26 (b)	100	95
Telecommunications Services of Trinidad and Tobago Limited (TSTT)
8.88%, 10/18/29 (b)	250	263
Telesat Canada
5.63%, 12/06/26 (i)	65	61
The Marcus Corporation
5.00%, 09/15/25 (c) (h) (i)	1,004	1,842
T-Mobile USA, Inc.
2.25%, 02/15/26	10	10
2.63%, 02/15/29	40	39
3.88%, 04/15/30	70	77
2.88%, 02/15/31	460	454
3.50%, 04/15/31 (i)	60	62
4.50%, 04/15/50	100	117
Verizon Communications Inc.
4.50%, 08/10/33	20	24
3.40%, 03/22/41	190	200
3.85%, 11/01/42	10	11
4.13%, 08/15/46	100	116
4.00%, 03/22/50	20	23
3.55%, 03/22/51	60	64
		33,500
Energy 2.1%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (i)	250	242
Apache Corporation
4.88%, 11/15/27	10	11
4.38%, 10/15/28	50	54
4.25%, 01/15/30 - 01/15/44	780	841
6.00%, 01/15/37	40	49
5.10%, 09/01/40	420	475
5.25%, 02/01/42	110	127
4.75%, 04/15/43	320	353
7.38%, 08/15/47	100	126
5.35%, 07/01/49	80	92
Berry Petroleum Co.
7.00%, 02/15/26 (i)	70	70
Blue Racer Midstream, LLC
7.63%, 12/15/25 (i)	50	53
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (i)	70	71
Cheniere Energy, Inc.
4.63%, 10/15/28	30	32
Chevron Corporation
3.08%, 05/11/50	10	11
ConocoPhillips
4.85%, 08/15/48 (i)	110	145
Continental Resources, Inc.
5.75%, 01/15/31 (i)	110	130
4.90%, 06/01/44	140	156
Coterra Energy Inc.
3.90%, 05/15/27 (i)	10	11
4.38%, 03/15/29 (i)	160	180
DCP Midstream, LLC
6.45%, 11/03/36 (i)	40	52
DCP Midstream, LP
7.38%, (100, 12/15/22) (o)	80	79
6.75%, 09/15/37 (i)	130	174
Devon Energy Corporation
8.25%, 08/01/23	170	185
5.85%, 12/15/25	100	114
5.25%, 10/15/27	32	34
5.88%, 06/15/28	489	530
4.50%, 01/15/30	26	28
7.95%, 04/15/32	30	42
5.60%, 07/15/41	50	63
4.75%, 05/15/42	120	139
5.00%, 06/15/45	430	521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	113
Diamondback Energy, Inc.
2.88%, 12/01/24	30	31
3.25%, 12/01/26	40	42
3.50%, 12/01/29	10	11
4.40%, 03/24/51	140	160
Ecopetrol S.A.
5.38%, 06/26/26	50	53
5.88%, 05/28/45	560	538
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	158	159
Energy Transfer LP
6.50%, (100, 08/15/26) (o)	290	298
6.63%, (100, 02/15/28) (o)	320	304
6.75%, (100, 05/15/25) (o)	270	272
7.13%, (100, 05/15/30) (o)	380	388
6.50%, 02/01/42	60	77
5.95%, 10/01/43	80	97
5.30%, 04/15/47	520	601
6.00%, 06/15/48	300	376
6.25%, 04/15/49	90	118
5.00%, 05/15/50	80	92
Enterprise Products Operating LLC
4.15%, 10/16/28	20	22
6.13%, 10/15/39	60	82
6.45%, 09/01/40	80	112
5.95%, 02/01/41	140	186
3.30%, 02/15/53	90	90
5.38%, 02/15/78	70	70
EOG Resources, Inc.
4.38%, 04/15/30	20	23
EQT Corporation
3.13%, 05/15/26 (i)	1,060	1,090
3.90%, 10/01/27	70	75
5.00%, 01/15/29	220	245
7.50%, 02/01/30 (k) (p)	200	257
3.63%, 05/15/31 (i)	50	52
Exxon Mobil Corporation
4.33%, 03/19/50	80	98
3.45%, 04/15/51	70	76
Frontera Energy Corporation
7.88%, 06/21/28 (i)	200	187
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (i)	200	220
Geopark Limited
6.50%, 09/21/24 (b)	200	204
Gran Tierra Energy Inc.
7.75%, 05/23/27 (b)	200	182
7.75%, 05/23/27 (i)	200	182
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (c) (h)	1,878	1,860
Hunt Oil USA, Inc.
6.38%, 06/01/28 (b)	383	388
Indika Energy Capital IV Pte Ltd
8.25%, 10/22/25 (b)	350	364
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	62
6.95%, 01/15/38	10	14
6.50%, 09/01/39	40	53
6.55%, 09/15/40	230	312
6.38%, 03/01/41	40	53
Kinder Morgan, Inc.
5.30%, 12/01/34	230	278
Kosmos Energy Ltd.
7.13%, 04/04/26 (b)	200	194
Lukoil Capital Designated Activity Company
3.60%, 10/26/31 (i)	350	342
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (i)	200	198
MEG Energy Corp.
5.88%, 02/01/29 (i)	10	10
MPLX LP
4.88%, 12/01/24 - 06/01/25	120	131
5.20%, 03/01/47	80	98
4.70%, 04/15/48	110	128
5.50%, 02/15/49	60	77
NGD Holdings B.V.
6.75%, 12/31/26 (b)	150	137
NGL Energy Operating LLC
7.50%, 02/01/26 (i)	430	443
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (i)	60	63
Occidental Petroleum Corporation
6.95%, 07/01/24	120	133
5.55%, 03/15/26	50	55
3.20%, 08/15/26	80	82
6.63%, 09/01/30	240	297
6.13%, 01/01/31	540	655
0.00%, 10/10/36 (j)	2,890	1,641
6.20%, 03/15/40	90	111
4.50%, 07/15/44	260	268
4.63%, 06/15/45	360	373
6.60%, 03/15/46	340	441
4.40%, 04/15/46	190	195
4.10%, 02/15/47	50	49
4.20%, 03/15/48	250	250
PBF Holding Company LLC
9.25%, 05/15/25 (i)	205	195
PERU LNG
5.38%, 03/22/30 (b)	200	173
Petrobras Global Finance B.V.
5.50%, 06/10/51	150	139
Petróleos Mexicanos
6.38%, 01/23/45	520	453
6.75%, 09/21/47	250	222
Plains All American Pipeline, L.P.
6.13%, (100, 11/15/22) (o)	90	76
6.70%, 05/15/36	50	62
PT Pertamina (Persero)
4.15%, 02/25/60 (b)	200	201
Range Resources Corporation
5.88%, 07/01/22	19	19
5.00%, 03/15/23	60	61
8.25%, 01/15/29	100	112
Shell International Finance B.V.
2.75%, 04/06/30	20	21
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (i)	250	235
Southwestern Energy Company
4.75%, 02/01/32	840	885
Sunoco Logistics Partners Operations L.P.
6.85%, 02/15/40	40	51
6.10%, 02/15/42	40	49
5.40%, 10/01/47	180	212
Targa Resource Corporation
5.38%, 02/01/27	10	10
5.50%, 03/01/30	20	22
4.88%, 02/01/31	40	43
4.00%, 01/15/32 (i)	10	10
Teekay Shipping (Canada) Ltd.
9.25%, 11/15/22 (i)	442	453
Tervita Corporation
11.00%, 12/01/25 (i)	105	121
The Williams Companies, Inc.
7.50%, 01/15/31	40	55
8.75%, 03/15/32	190	282
5.75%, 06/24/44	220	285
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	70	85
Tullow Oil PLC
10.25%, 05/15/26 (i)	200	202
UEP Penonome II S.A.
6.50%, 10/01/38 (i)	192	202
Western Midstream Operating, LP
4.35%, 02/01/25 (k) (p)	30	31
3.95%, 06/01/25	90	94
4.65%, 07/01/26	10	11
4.50%, 03/01/28	100	109
4.75%, 08/15/28	110	122

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
5.30%, 02/01/30 (k) (p)	180	198
5.45%, 04/01/44	200	239
5.30%, 03/01/48	80	97
5.50%, 08/15/48	150	180
6.50%, 02/01/50 (k) (p)	610	721
Williams Partners L.P.
6.30%, 04/15/40	70	95
5.10%, 09/15/45	150	185
		29,146
Industrials 1.6%
3M Company
3.70%, 04/15/50	40	47
Air Transport Services Group, Inc.
1.13%, 10/15/24 (c) (h)	1,147	1,285
Array Tech, Inc.
1.00%, 12/01/28 (c) (h) (i)	1,020	972
Artera Services, LLC
9.03%, 12/04/25 (i)	80	84
Atlas Air Worldwide Holdings, Inc.
2.25%, 06/01/22 (c) (h)	2,454	3,134
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (b) (h)	2,000	250
Delta Air Lines, Inc.
3.63%, 03/15/22	140	140
3.80%, 04/19/23	10	10
2.90%, 10/28/24	90	92
7.00%, 05/01/25 (i)	140	160
7.38%, 01/15/26	60	70
Elance, Inc.
0.25%, 08/15/26 (c) (h) (i)	683	621
Fortive Corporation
0.88%, 02/15/22 (c) (h)	2,271	2,272
General Dynamics Corporation
4.25%, 04/01/40 - 04/01/50	30	38
GFL Environmental Inc.
4.25%, 06/01/25 (i)	40	41
Interpipe Holdings PLC
8.38%, 05/13/26 (i)	200	180
JetBlue Airways Corporation
0.50%, 04/01/26 (c) (h) (i)	555	517
Kaman Corporation
3.25%, 05/01/24 (c) (h)	2,101	2,143
NFI Group Inc.
5.00%, 01/15/27, CAD (h)	721	570
Park Aerospace Holdings Limited
5.25%, 08/15/22 (i)	4	4
4.50%, 03/15/23 (i)	20	21
5.50%, 02/15/24 (i)	50	54
Parsons Corporation
0.25%, 08/15/25 (c) (h)	1,270	1,264
Patrick Industries, Inc.
1.00%, 02/01/23 (c) (h)	1,154	1,303
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (i)	40	43
SkyMiles IP Ltd.
4.50%, 10/20/25 (i)	240	252
4.75%, 10/20/28 (i)	110	120
Spirit Airlines, Inc.
8.00%, 09/20/25 (i)	48	53
1.00%, 05/15/26 (c) (h)	1,273	1,100
The Boeing Company
4.88%, 05/01/25 (k)	300	328
2.70%, 02/01/27	70	71
5.15%, 05/01/30 (k)	160	186
3.25%, 02/01/35	190	192
3.55%, 03/01/38	20	20
5.71%, 05/01/40 (k)	140	179
3.75%, 02/01/50	180	187
5.81%, 05/01/50 (k)	310	420
5.93%, 05/01/60 (k)	100	139
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (c) (h) (i)	1,860	2,000
Triumph Group, Inc.
6.25%, 09/15/24 (i)	295	297
7.75%, 08/15/25	75	75
Uber Technologies, Inc.
6.25%, 01/15/28 (i)	135	145
United Airlines Pass Through Trust
4.38%, 04/15/26 (i)	40	42
4.63%, 04/15/29 (i)	320	332
United Rentals (North America), Inc.
3.88%, 11/15/27	20	21
5.25%, 01/15/30	100	108
XPO Cnw, Inc.
6.70%, 05/01/34	120	147
		21,729
Consumer Staples 1.1%
Altria Group, Inc.
4.40%, 02/14/26	21	23
2.45%, 02/04/32	10	9
5.80%, 02/14/39	80	96
5.95%, 02/14/49	10	12
6.20%, 02/14/59	161	210
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	110	129
5.55%, 01/23/49	280	388
4.50%, 06/01/50	170	210
5.80%, 01/23/59	40	58
Avid SPV, LLC
1.25%, 03/15/26 (c) (h) (i)	1,369	2,146
BAT Capital Corp.
3.56%, 08/15/27	110	115
4.54%, 08/15/47	80	83
Beyond Meat, Inc.
0.00%, 03/15/27 (c) (h) (i) (j)	1,418	983
California Institute of Technology
3.65%, 09/01/19	90	105
Camposol SA
6.00%, 02/03/27 (b)	350	361
Corporacion Azucarera del Peru S.A.
6.38%, 08/02/22 (b)	100	99
Coty Inc.
6.50%, 04/15/26 (i)	35	36
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (i)	250	253
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (c) (h)	2,764	2,766
Kraft Foods Group, Inc.
6.88%, 01/26/39	10	15
5.00%, 06/04/42	30	37
Kraft Heinz Foods Company
4.25%, 03/01/31	10	11
5.20%, 07/15/45	60	76
4.38%, 06/01/46	60	70
4.88%, 10/01/49	50	63
5.50%, 06/01/50	20	27
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (i)	330	314
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	120	124
Pyxus International, Inc.
10.00%, 08/24/24	97	83
The Beauty Health Company
1.25%, 10/01/26 (c) (h) (i)	1,431	1,507
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (c) (h) (i)	2,119	2,246
1.88%, 12/01/24 (c) (h)	1,365	1,447
Treehouse Foods, Inc.
4.00%, 09/01/28	423	406
Triton Water Holdings Incorporated
6.25%, 04/01/29 (i)	305	295
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (i)	90	95
		14,898
Real Estate 1.1%
Agile Group Holdings Limited
7.75%, (100, 05/25/25) (b) (o)	200	93

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Braemar Hotel & Resorts Inc.
4.50%, 06/01/26 (c) (h) (i)	696	771
Central China Real Estate Limited
7.25%, 07/16/24 (b)	200	125
Dragon Delight Holdings Company Limited
7.00%, (100, 05/31/22) (b) (o)	200	175
Jababeka International B.V.
6.50%, 10/05/23 (b)	200	187
Open Doors Technology Inc.
0.25%, 08/15/26 (c) (h) (i)	1,751	1,823
Pebblebrook Hotel Trust
1.75%, 12/15/26 (c) (h)	2,066	2,266
PennyMac Corp.
5.50%, 11/01/24 (c) (h)	1,591	1,600
5.50%, 03/15/26 (c) (h) (i)	2,506	2,432
Realogy Group LLC
0.25%, 06/15/26 (c) (h) (i)	1,238	1,226
Redfin Corporation
0.50%, 04/01/27 (c) (h) (i)	1,828	1,472
Ronshine China Holdings Limited
6.75%, 08/05/24 (b)	200	76
Summit Hotel Trs 005, LLC
1.50%, 02/15/26 (c) (h)	1,707	1,779
Theta Capital Pte. Ltd.
6.75%, 10/31/26 (b)	200	200
Uniti Group Inc.
6.50%, 02/15/29 (i)	130	130
Yuzhou Properties Company Limited
8.30%, 05/27/25 (b)	200	59
		14,414
Materials 0.8%
Amyris, Inc.
1.50%, 11/15/26 (c) (h) (i)	2,068	1,731
Anglo American Capital PLC
3.63%, 09/11/24 (i)	200	210
Ball Corporation
3.13%, 09/15/31	40	40
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (i)	300	302
Cap S.A.
3.90%, 04/27/31 (b)	200	188
Century Aluminum Company
2.75%, 05/01/28 (c) (h) (i)	820	936
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (b)	200	195
Danimer Scientific, L.L.C.
3.25%, 12/15/26 (c) (h) (i)	617	643
Eldorado Gold Corporation
6.25%, 09/01/29 (i)	300	305
First Quantum Minerals Ltd
7.50%, 04/01/25 (i)	200	206
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	11
4.63%, 08/01/30	20	21
5.45%, 03/15/43	100	126
Illuminate Buyer LLC
9.00%, 07/01/28 (i)	235	250
Lithium Americas Corp.
1.75%, 01/15/27 (c) (h) (i)	463	441
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd
2.50%, 04/15/26 (c) (h) (i)	970	1,285
Metinvest B.V.
7.75%, 10/17/29 (b)	350	348
MP Materials Corp.
0.25%, 04/01/26 (c) (h) (i)	1,670	2,112
Osisko Gold Royalties Ltd
4.00%, 12/31/22, CAD (h)	550	439
Suzano Austria GmbH
3.75%, 01/15/31 (p)	40	41
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (i)	35	36
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (i)	200	187
Yamana Gold Inc.
4.63%, 12/15/27	100	109
		10,162
Utilities 0.3%
AES Gener S.A.
7.13%, 03/26/79 (b)	200	207
Cameron LNG, LLC
3.30%, 01/15/35 (i)	180	189
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	250	95
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	350	332
FirstEnergy Corp.
4.40%, 07/15/27 (k) (p)	100	108
7.38%, 11/15/31	660	892
Inkia Energy Limited
5.88%, 11/09/27 (b)	200	206
Instituto Costarricense de Electricidad
6.75%, 10/07/31 (i)	200	201
6.38%, 05/15/43 (b)	200	171
Pacific Gas And Electric Company
2.50%, 02/01/31	60	57
3.30%, 08/01/40	20	19
3.50%, 08/01/50	50	47
Sunnova Energy International Inc.
0.25%, 12/01/26 (c) (h) (i)	1,668	1,710
		4,234
Total Corporate Bonds And Notes (cost $318,760)		319,469
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.1%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 0.38%, (1 Month USD LIBOR + 0.28%), 07/25/36 (n) (p)	2,276	2,117
AGL CLO 6 LTD
Series 2020-ER-6A, 6.63%, (3 Month USD LIBOR + 6.50%), 07/20/34 (n)	210	207
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 4.11%, (1 Month USD LIBOR + 4.00%), 04/17/23 (n)	819	816
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,777
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	5,014
Apidos CLO XXIV
Series 2016-DR-24A, 5.93%, (3 Month USD LIBOR + 5.80%), 10/21/30 (n)	500	469
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	220
AREIT 2021-CRE5 Trust
Series 2021-B-CRE5, 1.92%, (1 Month USD LIBOR + 1.82%), 11/17/38 (n)	240	240
AREIT Trust
Series 2019-D-CRE3, 2.81%, (SOFR 30-Day Average + 2.76%), 07/14/22 (n) (p)	350	347
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-B-2A, 2.96%, 02/20/26	360	373
Bain Capital Credit CLO
Series 2021-E-4A, 6.65%, (3 Month USD LIBOR + 6.50%), 10/20/34 (n)	300	297
Bain Capital Credit Clo 2019-3 Ltd
Series 2019-ER-3A, 7.19%, 10/21/34 (n)	500	495
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 0.35%, 07/28/27 (n)	939	935
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE5, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 02/15/22 (n)	410	408
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	167
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.78%, 04/17/54 (n)	1,119	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Barings CLO Ltd
Series 2018-E-3A, 5.88%, (3 Month USD LIBOR + 5.75%), 07/20/29 (n)	500	480
BBCMS Trust
Series 2018-E-CBM, REMIC, 3.66%, (1 Month USD LIBOR + 3.55%), 07/15/37 (n) (p)	470	464
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.80%, 07/17/28 (n)	377	341
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	344
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	474
Benchmark Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.78%, 12/15/62 (n)	17,543	774
BHP Trust
Series 2019-E-BXHP, REMIC, 2.68%, (1 Month USD LIBOR + 2.57%), 08/15/36 (n)	132	130
BlueMountain CLO XXIX Ltd
Series 2020-ER-29A, 6.99%, (3 Month USD LIBOR + 6.86%), 07/25/34 (n)	430	421
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-G-DC, REMIC, 3.96%, (1 Month USD LIBOR + 3.85%), 08/15/23 (n)	350	345
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 3.71%, (1 Month USD LIBOR + 3.60%), 04/17/34 (n)	481	472
BX Commercial Mortgage Trust 2021-XL2
Series 2021-J-XL2, REMIC, 3.98%, (1 Month USD LIBOR + 3.89%), 10/16/23 (n)	260	260
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 4.36%, (1 Month USD LIBOR + 4.25%), 07/15/34 (n) (p)	425	425
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (n)	252	251
BX Trust 2021-ARIA
Series 2021-G-ARIA, REMIC, 3.25%, (1 Month USD LIBOR + 3.14%), 10/15/26 (n)	260	258
Canyon Capital CLO Ltd
Series 2014-DR-1A, 5.63%, (3 Month USD LIBOR + 5.50%), 01/30/31 (n)	700	640
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 5.51%, (3 Month USD LIBOR + 5.35%), 05/15/31 (n)	1,000	904
Carlyle US CLO 2020-2 Ltd.
Series 2020-DR-2A, 6.83%, (3 Month USD LIBOR + 6.70%), 01/25/35 (n)	1,000	996
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,213
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (p)	1,208	863
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.97%, 11/18/52 (n)	3,080	177
Chenango Park CLO, Ltd
Series 2018-D-1A, 5.92%, (3 Month USD LIBOR + 5.80%), 04/15/30 (n)	1,000	976
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 0.64%, 05/25/35 (n)	251	215
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,053	713
CIFC Funding 2021-I Ltd
Series 2021-E-1A, 6.12%, (3 Month USD LIBOR + 6.00%), 04/25/33 (n)	500	500
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (n)	291	280
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (n)	500	410
Series 2018-F-TBR, REMIC, 3.76%, (1 Month USD LIBOR + 3.65%), 12/15/36 (n)	524	517
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.42%, 03/10/51 (n)	2,522	183
Citigroup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 0.16%, (1 Month USD LIBOR + 0.06%), 08/25/45 (n) (p)	2,845	2,345
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (e) (n)	1,000	350
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,517
COMM Mortgage Trust
Series 2018-D-HCLV, REMIC, 2.29%, (1 Month USD LIBOR + 2.18%), 09/15/33 (n)	1,000	980
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	142	150
Credit Suisse Mortgage Capital Certificates
Series 2021-C-B33, REMIC, 3.77%, 10/12/43	338	323
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 7.11%, (1 Month USD LIBOR + 7.00%), 12/15/22 (n)	560	549
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.65%, 11/18/25 (n)	344	358
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (n)	1,000	793
CSMC Trust
Series 2017-F-CHOP, REMIC, 4.71%, (1 Month USD LIBOR + 4.35%), 07/15/32 (n) (p)	430	407
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 0.36%, (1 Month USD LIBOR + 0.26%), 12/25/36 (n) (p)	277	274
CWABS, Inc.
Series 2003-3A-2, REMIC, 0.60%, (1 Month USD LIBOR + 0.50%), 08/26/33 (n) (p)	93	91
Dividend Solar Loans LLC
Series 2019-A-1, REMIC, 3.67%, 07/20/31	178	183
DOLP Trust 2021-NYC
Series 2021-F-NYC, 3.70%, 05/10/41	375	349
Series 2021-G-NYC, 3.70%, 05/10/41	375	324
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 5.91%, (3 Month USD LIBOR + 5.75%), 08/15/31 (i) (n)	500	486
Dryden 95 CLO Ltd
Series 2021-SUB-95A, 0.00%, 08/21/34 (n)	520	461
Elmwood CLO II Ltd
Series 2019-SUB-2A, 0.00%, 04/21/31 (n)	650	502
Elmwood CLO IX Ltd
Series 2021-E-2A, 6.09%, (3 Month USD LIBOR + 5.95%), 07/20/34 (n)	500	497
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	290
Fountainbleu Miami Beach Trust Class H
Series 2019-H-FBLU, REMIC, 3.96%, 12/12/24 (n)	99	95
FREMF 2016-KF14 Mortgage Trust
Series 2016-B-KF14, REMIC, 8.89%, (1 Month USD LIBOR + 8.80%), 01/25/23 (n)	1,000	1,004
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 5.89%, (1 Month USD LIBOR + 5.80%), 11/25/28 (n)	781	783
Gilbert Park CLO Ltd
Series 2017-E-1A, 6.52%, (3 Month USD LIBOR + 6.40%), 10/15/30 (n)	500	500
GoldenTree Loan Management US CLO 8, Ltd.
Series 2020-FR-8A, 8.18%, (3 Month USD LIBOR + 8.05%), 10/20/34 (n)	300	287
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 0.66%, (1 Month USD LIBOR + 0.56%), 11/25/45 (n) (p)	392	272
GS Mortgage Securities Corp II
Series 2021-H-ARDN, REMIC, 6.14%, (1 Month USD LIBOR + 5.93%), 11/15/23 (n)	500	500
GS Mortgage Securities Corp Trust
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	855
Series 2018-C-SRP5, REMIC, 4.11%, (1 Month USD LIBOR + 3.75%), 09/15/31 (n) (p)	689	200
GS Mortgage Securities Corp Trust 2018-LUAU
Series 2018-G-LUAU, REMIC, 4.56%, (1 Month USD LIBOR + 4.45%), 11/15/32 (n) (p)	260	259

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-F-IP, REMIC, 4.64%, (1 Month USD LIBOR + 4.55%), 10/15/36 (n)	500	499
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (n)	346	235
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.32%, 02/12/48 (n)	800	791
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.41%, 12/17/54 (n)	3,608	437
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,685	1,233
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 2.86%, (1 Month USD LIBOR + 2.75%), 05/17/38 (n) (p)	493	489
Hayfin US XII Ltd
Series 2021-E-14A, 7.31%, (3 Month USD LIBOR + 7.18%), 07/20/34 (n)	490	469
Highbridge Loan Management Ltd
Series 2013-DR-2A, 6.73%, (3 Month USD LIBOR + 6.60%), 10/22/29 (n)	1,000	964
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (p)	2,987	3,036
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	967	721
Hospitality Investors Trust, Inc.
Series 2019-G-HIT, REMIC, 4.01%, (1 Month USD LIBOR + 3.90%), 11/17/36 (n)	401	385
HPS Loan Management, Ltd.
Series 13A-E-18, 5.62%, (3 Month USD LIBOR + 5.50%), 10/15/30 (n)	900	845
Series 6A-DR-2015, 5.24%, (3 Month USD LIBOR + 5.10%), 02/05/31 (i) (n)	1,000	922
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 0.85%, (1 Month USD LIBOR + 0.75%), 10/25/35 (n) (p)	320	320
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	84
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (n)	85	86
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (n)	99	98
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (n)	104	97
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (n)	114	105
Series 2011-E-C3, REMIC, 5.52%, 02/16/46 (n)	334	110
J.P. Morgan Chase Commercial Mortgage Securities T
Series 2021-F-HTL5, 4.38%, 11/15/38 (n)	350	347
J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series 2011-D-C5, REMIC, 5.73%, 08/17/46 (n)	179	178
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (n)	347	3
Series 2019-F-MFP, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 07/15/36 (n)	582	570
Series 2019-G-MFP, REMIC, 4.16%, (1 Month USD LIBOR + 4.05%), 07/15/36 (n)	347	333
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH
Series 2021-F-NYAH, REMIC, 2.28%, 06/15/38 (n)	340	338
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (n)	650	511
Interest Only, Series 2015-XA-C32, REMIC, 1.21%, 11/18/48 (n)	24,235	644
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.86%, 11/18/47 (n)	10,244	181
JPMBB Commercial Mortgage Securities Trust 2014-C26
Series 2014-D-C26, REMIC, 3.88%, 12/17/24 (n)	348	335
Keycorp Student Loan Trust
Series 2005-2C-A, 1.52%, (3 Month USD LIBOR + 1.30%), 12/27/38 (n)	355	340
LCM XVII Limited Partnership
Series ER-17A, 6.12%, (3 Month USD LIBOR + 6.00%), 10/15/31 (n)	500	456
LCM XX Limited Partnership
Series ER-20A, 5.58%, (3 Month USD LIBOR + 5.45%), 10/20/27 (n)	500	486
Legacy Mortgage Asset Trust
Series 2019-A2-GS3, REMIC, 4.25%, 04/25/59 (p)	4,700	4,699
Series 2019-A2-GS7, REMIC, 4.50%, 11/25/59 (p)	4,100	4,106
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 0.60%, (1 Month USD LIBOR + 0.50%), 09/25/36 (n)	882	443
Lehman Mortgage Trust 2007-2
Series 2007-2A1-2, REMIC, 0.41%, (1 Month USD LIBOR + 0.31%), 03/25/37 (n)	10,985	1,449
Interest Only, Series 2007-2A13-2, REMIC, 6.59%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (n)	11,017	2,863
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (p)	3,000	3,016
Madison Park Funding Ltd
Series 2021-E-48A, 6.37%, (3 Month USD LIBOR + 6.25%), 04/19/33 (n)	1,000	995
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 5.93%, (3 Month USD LIBOR + 5.80%), 10/22/30 (n)	500	483
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 6.47%, (3 Month USD LIBOR + 6.35%), 07/17/34 (n)	500	497
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 6.82%, (3 Month USD LIBOR + 6.70%), 01/15/33 (n)	500	496
Madison Park Funding XXVI, Ltd.
Series 2017-ER-26A, 6.63%, (3 Month USD LIBOR + 6.50%), 07/29/30 (n)	500	496
MED Trust 2021-MDLN
Series 2021-E-MDLN, REMIC, 3.31%, (1 Month USD LIBOR + 3.15%), 11/16/26 (n)	250	248
Series 2021-G-MDLN, REMIC, 5.41%, (1 Month USD LIBOR + 5.25%), 11/16/26 (n)	550	545
Mello Warehouse Securitization Trust 2020-1
Series 2020-F-1, REMIC, 4.10%, (1 Month USD LIBOR + 4.00%), 10/26/22 (n)	2,000	2,000
Series 2020-G-1, REMIC, 5.60%, (1 Month USD LIBOR + 5.50%), 10/26/22 (n)	4,000	4,000
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28	169	180
Milos CLO, Ltd.
Series 2017-ER-1A, 6.28%, (3 Month USD LIBOR + 6.15%), 10/21/30 (n)	500	488
Morgan Stanley
Series 2006-A1-13AX, REMIC, 0.28%, (1 Month USD LIBOR + 0.18%), 10/25/36 (n) (p)	4,607	1,831
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-D-C31, REMIC, 3.00%, 10/19/26	569	472
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	303
Morgan Stanley Capital I Trust 2016-UB11
Interest Only, Series 2016-XA-UB11, REMIC, 1.50%, 08/17/49 (n)	17,451	906
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	483
Morgan Stanley Capital I Trust 2021-L7
Interest Only, Series 2021-XA-L7, REMIC, 1.11%, 10/16/54 (n)	3,058	243
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	564	518

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Myers Park CLO, Ltd.
Series 2018-E-1A, 5.63%, (3 Month USD LIBOR + 5.50%), 10/21/30 (n)	1,000	967
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (n)	420	396
Navient Private Education Refi Loan Trust
Series 2020-B-A, 3.16%, 11/15/68	200	206
Navigator Aircraft ABS Ltd
Series 2021-B-1, 3.57%, 11/15/28 (p)	300	298
Neuberger Berman CLO XXIII, Ltd.
Series 2016-ER-23A, 5.87%, (3 Month USD LIBOR + 5.75%), 10/18/27 (i) (n)	500	495
Neuberger Berman Loan Advisers CLO 37 Ltd
Series 2020-ER-37A, 5.88%, (3 Month USD LIBOR + 5.75%), 07/21/31 (n)	500	486
Neuberger Berman Loan Advisers CLO Ltd
Series 2021-E-44A, 6.08%, (3 Month USD LIBOR + 6.00%), 10/16/34 (n)	940	932
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 0.64%, (1 Month USD LIBOR + 0.54%), 02/25/36 (n) (p)	7,139	1,307
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (p)	3,194	1,224
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 0.42%, (1 Month USD LIBOR + 0.32%), 10/25/36 (n) (p)	3,715	2,521
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 6.95%, (3 Month USD LIBOR + 6.80%), 05/12/31 (n)	500	489
Octagon Investment Partners Ltd.
Series 2021-E-1A, 6.76%, (3 Month USD LIBOR + 6.60%), 10/16/34 (n)	1,500	1,482
Series 2019-ER-1A, 7.16%, 01/20/35 (n)	1,000	993
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 5.87%, (3 Month USD LIBOR + 5.75%), 07/17/30 (n)	500	474
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (i) (n)	1,500	337
OHA Credit Funding 3 LTD
Series 2019-ER-3A, 6.38%, (3 Month USD LIBOR + 6.25%), 07/02/35 (n)	1,000	994
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29	750	1,143
Peace Park CLO Ltd
Series 2021-E-1A, 6.12%, (3 Month USD LIBOR + 6.00%), 10/20/34 (n)	360	354
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	971	756
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	4,023
Progress Residential 2021-SFR9 Trust
Series 2021-F-SFR9, REMIC, 4.05%, 11/17/28	5,000	4,846
Radnor Ltd
Series 2020-M1C-1, 1.85%, (1 Month USD LIBOR + 1.75%), 01/25/30 (i) (n)	550	534
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (p)	266	266
Reese Park CLO, Ltd.
Series 2020-ER-1A, 6.63%, (3 Month USD LIBOR + 6.50%), 10/16/34 (n)	500	500
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 0.63%, (1 Month USD LIBOR + 0.53%), 08/25/36 (n) (p)	251	249
Rockland Park Limited
Series 2021-E-1A, 6.38%, (3 Month USD LIBOR + 6.25%), 04/20/34 (n)	500	498
RR 18 Ltd
Series 2021-D-18A, 6.37%, (3 Month USD LIBOR + 6.25%), 10/16/34 (n)	360	358
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 10/25/23 (n)	4,191	3,987
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	1,551
Series 2021-D2-A, 3.86%, 01/15/53	290	289
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (g)	50	1,033
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (g) (n)	100	642
Series 2018-R1-A, 0.00%, 02/25/42 (g) (i)	21	567
Series 2018-R2-A, 0.00%, 02/25/42 (g)	6	168
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	395	407
Sound Point CLO Ltd
Series 2021-E-4A, 6.86%, 10/25/34 (n)	500	488
Sound Point CLO XXIII
Series 2019-ER-2A, 6.59%, (3 Month USD LIBOR + 6.47%), 07/17/34 (n)	500	482
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/29/24 (n)	1,200	1,200
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-J-MFP2, REMIC, 4.01%, (1 Month USD LIBOR + 3.92%), 11/17/36 (n)	400	398
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 4.14%, 08/25/51 (n)	3,767	3,692
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 3.06%, 01/25/35 (n)	1,416	1,395
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 5.87%, (3 Month USD LIBOR + 5.75%), 07/15/30 (n)	500	477
Series 2014-ER2-3A, 6.35%, (3 Month USD LIBOR + 6.22%), 10/22/31 (n)	500	470
Tricon American Homes 2020-SFR1
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	5,201
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 4.31%, (1 Month USD LIBOR + 4.20%), 03/15/24 (n)	500	502
TVC Mortgage Trust
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/22 (p)	2,400	2,408
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 4.88%, 03/17/28 (n)	353	380
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	1,958
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	407	417
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	231	236
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (n)	632	641
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (n)	331	334
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	534	546
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (n)	611	618
Velocity Commercial Capital Loan Trust 2020-1
Series 2020-A-MC1, REMIC, 4.50%, 06/25/23	677	677
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (n)	1,800	1,745
Venture XX CLO Ltd
Series 2015-CR-20A, 2.02%, (3 Month USD LIBOR + 1.90%), 04/15/27 (n)	1,000	1,000
Volt XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (p)	2,000	1,994
Voya CLO Ltd
Series 2019-E-2A, 6.73%, (3 Month USD LIBOR + 6.60%), 07/20/32 (n)	500	499
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.69%, 11/18/25 (n)	293	287
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	443
Series 2016-C-C34, REMIC, 5.05%, 04/17/26 (n)	838	769
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	447
WFRBS Commercial Mortgage Trust 2012-C8
Series 2012-E-C8, REMIC, 4.89%, 08/17/45 (n)	500	492
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (p)	803	785
Total Non-U.S. Government Agency Asset-Backed Securities (cost $170,530)		164,116

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 9.8%
Sovereign 3.4%
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (b)	300	264
7.25%, 03/15/33 (i)	350	308
Commonwealth of Australia
3.00%, 03/21/47, AUD (b)	2,180	1,761
1.75%, 06/21/51, AUD (b)	1,200	754
Gabon, Government of
7.00%, 11/24/31 (i)	350	344
Ghana, Government of
8.95%, 03/26/51 (i)	250	199
Gobierno de la Provincia de Buenos Aires
3.90%, 09/01/37 (i) (p)	345	148
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	156,930	7,439
8.00%, 11/07/47, MXN	47,190	2,285
4.50%, 01/31/50	300	319
Kuwait, Government of
3.50%, 03/20/27 (i)	200	218
Ministry of Finance of the Russian Federation
7.75%, 09/16/26, RUB	20,050	261
7.95%, 10/07/26, RUB	20,060	263
8.15%, 02/03/27, RUB	152,933	2,025
6.00%, 10/06/27, RUB	135,390	1,613
7.05%, 01/19/28, RUB	124,715	1,559
6.90%, 05/23/29, RUB	236,690	2,906
7.65%, 04/10/30, RUB	29,130	373
7.70%, 03/23/33 - 03/16/39, RUB	264,026	3,336
7.25%, 05/10/34, RUB	101,790	1,248
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (i)	290	317
6.13%, 06/15/33 (i)	200	210
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	222
10.00%, 01/01/27 - 01/01/31, BRL	9,491	1,633
5.00%, 01/27/45	830	775
4.75%, 01/14/50 (k)	500	442
Presidencia De La Nacion
1.00%, 07/09/29	95	34
0.50%, 07/09/30 (p)	599	209
1.13%, 07/09/35 (p)	1,059	336
2.00%, 01/09/38 (p)	308	114
Presidencia de la República de Colombia
4.13%, 02/22/42	200	167
5.00%, 06/15/45	200	180
Presidencia de la Republica de El Salvador
7.12%, 01/20/50 (b)	200	110
Presidencia de la Republica Dominicana
5.30%, 01/21/41 (b)	150	148
6.40%, 06/05/49 (i)	200	210
5.88%, 01/30/60 (i)	210	202
The Arab Republic of Egypt
7.63%, 05/29/32 (i)	260	246
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	80
3.31%, 11/30/25, CNY	2,000	323
3.48%, 06/29/27, CNH	4,000	652
4.29%, 05/22/29, CNH	1,000	172
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	26,963,000	2,134
7.00%, 05/15/27 - 09/15/30, IDR	49,544,000	3,676
9.00%, 03/15/29, IDR	10,524,000	853
8.25%, 05/15/29 - 05/15/36, IDR	32,866,000	2,567
6.50%, 02/15/31, IDR	21,167,000	1,496
7.38%, 05/15/48, IDR	10,370,000	751
		45,882
U.S. Treasury Bond 3.3%
Treasury, United States Department of
1.13%, 08/15/40	800	697
2.25%, 05/15/41 - 08/15/49	1,300	1,373
1.75%, 08/15/41	3,280	3,173
2.00%, 11/15/41 - 08/15/51	4,880	4,943
3.00%, 05/15/45	5,560	6,648
2.88%, 05/15/49	260	313
1.25%, 05/15/50 (c)	4,680	3,972
1.38%, 08/15/50	560	490
1.63%, 11/15/50	16,390	15,258
1.88%, 02/15/51 - 11/15/51	8,205	8,127
		44,994
Collateralized Mortgage Obligations 2.1%
Federal Home Loan Mortgage Corporation
Series 2017-B1-DNA2, REMIC, 5.25%, (1 Month USD LIBOR + 5.15%), 10/25/29 (n)	410	446
Series SW-4170, REMIC, 3.94%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (n)	920	901
Series 2021-B1-DNA5, REMIC, 3.10%, (SOFR 30-Day Average + 3.05%), 01/25/34 (n)	250	252
Interest Only, Series SG-3972, REMIC, 5.79%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (n)	4,746	710
Series MS-4096, REMIC, 2.51%, (2.57% - (1 Month USD LIBOR * 0.57)), 08/15/42 (n)	195	188
Series SB-4118, REMIC, 2.57%, (2.63% - (1 Month USD LIBOR * 0.57)), 10/15/42 (n)	109	102
Series SJ-4141, REMIC, 4.65%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (n)	92	84
Series ST-4666, REMIC, 6.83%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (n)	119	121
Series 2019-B1-DNA3, REMIC, 3.35%, (1 Month USD LIBOR + 3.25%), 07/26/49 (n)	1,400	1,418
Series 2020-B1-DNA3, REMIC, 5.20%, (1 Month USD LIBOR + 5.10%), 06/27/50 (n)	250	259
Series 2020-B1-DNA6, REMIC, 3.05%, (SOFR 30-Day Average + 3.00%), 12/27/50 (n)	250	253
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.10%, (1 Month USD LIBOR + 5.00%), 07/25/25 (n)	5	5
Series 2017-1M2-C07, REMIC, 2.50%, (1 Month USD LIBOR + 2.40%), 05/28/30 (n)	259	262
Series 2018-1B1-C06, REMIC, 3.85%, (1 Month USD LIBOR + 3.75%), 03/25/31 (n)	340	347
Series 2019-1B1-R05, REMIC, 4.20%, (1 Month USD LIBOR + 4.10%), 07/25/39 (n)	130	132
Series 2020-1M2-R01, REMIC, 2.15%, (1 Month USD LIBOR + 2.05%), 01/25/40 (n)	196	197
Series 2012-GS-125, REMIC, 2.57%, (2.63% - (1 Month USD LIBOR * 0.57)), 11/25/42 (n)	1,195	1,058
Series 2013-CS-59, REMIC, 3.90%, (4.00% - (1 Month USD LIBOR * 1)), 06/25/43 (n)	110	110
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	306	318
Interest Only, Series 2018-SA-54, REMIC, 6.15%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (n)	3,683	660
Interest Only, Series 2020-AS-54, REMIC, 6.05%, (6.15% - (1 Month USD LIBOR * 1)), 08/25/50 (n)	3,231	631
Interest Only, Series 2020-SA-74, REMIC, 4.05%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (n)	6,291	704
Interest Only, Series 2020-SA-77, REMIC, 4.05%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	8,411	979
Interest Only, Series 2020-SB-77, REMIC, 4.05%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	5,937	693
Interest Only, Series 2021-S-82, REMIC, 3.70%, (3.75% - (1 Month USD LIBOR * 1)), 01/25/51 (n)	7,961	1,013
Freddie Mac MSCR Trust MN1
Series 2021-M2-MN1, REMIC, 3.80%, (SOFR 30-Day Average + 3.75%), 01/25/51 (n)	500	509
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 1.45%, 01/20/42 (n)	5,925	220
Interest Only, Series 2015-MS-80, REMIC, 6.15%, (6.25% - (1 Month USD LIBOR * 1)), 06/20/45 (n)	3,078	595
Interest Only, Series 2018-HS-97, REMIC, 6.10%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (n)	314	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2018-SD-91, REMIC, 6.10%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (n)	2,333	306
Interest Only, Series 2018-SA-111, REMIC, 4.45%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (n)	3,761	361
Interest Only, Series 2018-SH-105, REMIC, 6.15%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (n)	2,185	284
Interest Only, Series 2018-SK-124, REMIC, 6.10%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (n)	2,599	361
Interest Only, Series 2018-SA-166, REMIC, 6.05%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (n)	2,797	356
Interest Only, Series 2019-SH-92, REMIC, 6.00%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (n)	2,455	321
Interest Only, Series 2020-SA-115, REMIC, 4.10%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	5,138	633
Interest Only, Series 2020-SC-115, REMIC, 4.10%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	5,340	635
Interest Only, Series 2020-BS-112, REMIC, 6.15%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	4,491	728
Interest Only, Series 2020-SH-146, REMIC, 6.20%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (n)	3,178	534
Interest Only, Series 2020-SD-167, REMIC, 6.20%, (6.30% - (1 Month USD LIBOR * 1)), 11/20/50 (n)	3,417	620
Interest Only, Series 2020-SU-189, REMIC, 6.20%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (n)	3,078	622
Interest Only, Series 2021-SA-97, REMIC, 2.55%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	12,076	628
Interest Only, Series 2021-SB-107, REMIC, 3.05%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	7,978	724
Interest Only, Series 2021-SB-97, REMIC, 3.65%, (3.75% - (1 Month USD LIBOR * 1)), 06/20/51 (n)	4,784	576
Interest Only, Series 2021-SH-98, REMIC, 6.20%, (6.30% - (1 Month USD LIBOR * 1)), 06/20/51 (n)	4,299	702
Interest Only, Series 2021-SL-196, REMIC, 2.60%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (n)	22,343	968
Interest Only, Series 2021-SC-221, REMIC, 3.75%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (g) (n)	14,748	963
Interest Only, Series 2020-HI-H11, REMIC, 1.23%, 06/19/70 (n)	7,538	639
Interest Only, Series 2020-AI-H18, REMIC, 1.56%, 09/20/70 (n)	7,149	672
Interest Only, Series 2020-BI-H19, REMIC, 1.69%, 11/20/70 (n)	6,461	733
Interest Only, Series 2021-QI-H08, REMIC, 0.41%, 05/20/71 (n)	24,843	745
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-SD-142, REMIC, 6.20%, (6.30% - (1 Month USD LIBOR * 1)), 09/20/50 (n)	3,461	682
Interest Only, Series 2020-S-133, REMIC, 6.20%, (6.25% - (SOFR 30-Day Average * 1)), 09/20/50 (n)	3,347	701
Interest Only, Series 2021-SA-158, REMIC, 3.65%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (n)	5,950	771
		28,475
Commercial Mortgage-Backed Securities 0.4%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.80%, 12/25/27 (n)	17,527	619
Interest Only, Series 2019-X-M7, REMIC, 0.34%, 05/25/29 (n)	12,227	434
Interest Only, Series 2019-X-M12, REMIC, 0.59%, 06/25/29 (n)	8,690	404
Interest Only, Series 2019-X-M25, REMIC, 0.15%, 11/25/29 (n)	30,045	507
Interest Only, Series 2020-X2-M13, REMIC, 1.29%, 09/25/30 (n)	4,430	353
Interest Only, Series 2019-X2-M21, REMIC, 1.34%, 02/25/31 (n)	3,776	357
Interest Only, Series 2019-2XA-M24, REMIC, 1.28%, 03/25/31 (n)	4,492	403
Interest Only, Series 2020-X4-M10, REMIC, 0.86%, 07/25/32 (n)	14,185	971
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.99%, 12/16/62 (n)	5,178	422
Interest Only, Series 2021-IO-52, REMIC, 0.82%, 04/16/63 (n)	5,240	391
		4,861
Mortgage-Backed Securities 0.3%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,622
3.40%, 03/01/30	1,500	1,663
3.24%, 01/01/33	1,178	1,309
		4,594
U.S. Treasury Note 0.3%
Treasury, United States Department of
0.25%, 09/30/25	80	77
0.75%, 03/31/26	540	530
1.25%, 11/30/26	20	20
0.50%, 04/30/27 (c)	790	758
0.63%, 12/31/27	60	57
1.38%, 10/31/28 - 11/15/31	760	754
1.13%, 02/15/31	150	146
1.63%, 05/15/31	1,260	1,275
		3,617
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (p)	60	57
Illinois, State of
5.10%, 06/01/33	250	289
The Regents of the University of California
3.71%, 05/15/20	20	22
		368
Total Government And Agency Obligations (cost $138,151)		132,791
SENIOR FLOATING RATE INSTRUMENTS 1.1%
Financials 0.3%
Astra Acquisition Corp.
2021 1st Lien Term Loan, 5.75%, (1 Month USD LIBOR + 5.25%), 10/20/28 (n)	450	441
2021 2nd Lien Term Loan, 9.62%, (1 Month USD LIBOR + 8.88%), 10/22/29 (n)	520	511
Asurion LLC
2018 Term Loan B7, 3.09%, (1 Month USD LIBOR + 3.00%), 11/15/24 (n)	49	48
2021 2nd Lien Term Loan B3, 5.34%, (1 Month USD LIBOR + 5.25%), 02/05/28 (n)	65	65
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (n)	29	29
Gulf Finance, LLC
2021 Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 08/25/26 (n)	132	123
2021 Term Loan, 7.75%, (1 Month USD LIBOR + 6.75%), 08/25/26 (n)	77	72
ION Trading Finance Limited
2021 USD Term Loan, 4.92%, (3 Month USD LIBOR + 4.75%), 03/26/28 (n)	174	174
Jane Street Group, LLC
2021 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 01/21/28 (n)	29	29
Lealand Finance Company B.V.
2020 Letter Of Credit, 4.13%, (3 Month USD LIBOR + 4.00%), 06/28/24 (n)	484	262
2020 Take Back Term Loan, 0.00%, (3 Month USD LIBOR + 1.00%), 06/30/25 (n) (q)	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 06/28/24 (e) (n)	7	4
2020 Take Back Term Loan, 3.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (n)	374	163
Sweetwater Borrower, LLC
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 12/31/24 (n)	155	155
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 7.25%, (3 Month USD LIBOR + 2.50%), 02/28/25 (n)	537	551
2021 Consented Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 05/29/26 (n)	107	89
VFH Parent LLC
2019 Term Loan B, 3.09%, (3 Month USD LIBOR + 3.00%), 01/22/26 (n)	8	8
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	983	953
		3,677
Information Technology 0.2%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (n)	135	135
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (n)	190	189
Applied Systems, Inc.
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 09/19/25 (n)	435	438
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 7.13%, (1 Month USD LIBOR + 7.00%), 06/15/26 (n)	55	55
Colorado Buyer Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 03/15/24 (n)	159	157
Constant Contact Inc
Second Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.50%), 02/10/29 (n)	520	511
Cvent, Inc.
1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/30/24 (n)	280	279
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 7.09%, (1 Month USD LIBOR + 7.00%), 02/16/29 (n)	200	200
Grab Holdings Inc
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 01/20/26 (n)	278	278
Ola Singapore PTE, LTD.
Term Loan, 7.00%, (SOFR 90-Day Average + 6.25%), 12/03/26 (e) (n)	130	131
Riverbed Technology, Inc.
2021 PIK Exit Term Loan, 7.00%, (3 Month USD LIBOR + 6.00%), 11/17/28 (n)	652	636
Think & Learn Private Limited
Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 11/05/26 (n)	175	177
Tibco Software Inc.
2020 2nd Lien Term Loan, 7.34%, (1 Month USD LIBOR + 7.25%), 02/14/28 (n)	185	185
		3,371
Health Care 0.2%
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (n)	792	751
Athenahealth, Inc.
2021 Term Loan B1, 4.40%, (3 Month USD LIBOR + 4.25%), 02/11/26 (n)	20	19
Aveanna
2021 2nd Lien Term Loan, 7.50%, (3 Month USD LIBOR + 7.00%), 12/08/29 (n)	460	457
Bausch Health Companies Inc.
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/19/25 (n)	20	20
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (n)	68	68
Curium BidCo S.a r.l.
2020 USD 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 12/31/23 (n)	195	196
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 09/27/25 (n)	448	359
2020 PIK Term Loan, 7.00%, (1 Month USD LIBOR + 6.00%), 10/10/25 (n)	334	248
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (n)	317	317
Phoenix Guarantor Inc.
2020 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 03/05/26 (n)	29	29
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 11/09/25 (n)	76	76
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (n)	298	284
		2,824
Industrials 0.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (n)	100	103
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (n)	85	85
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (n)	130	129
Berry Global, Inc.
2021 Term Loan Z, 1.86%, (3 Month USD LIBOR + 1.75%), 07/01/26 (n)	39	39
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (n)	190	190
Kenan Advantage Group, Inc.
2021 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.25%), 12/31/24 (n)	100	100
Minotaur Acquisition, Inc.
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 02/27/26 (n)	288	286
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (n)	46	46
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (n)	83	83
Viad Corp
Initial Term Loan, 5.50%, (3 Month USD LIBOR + 5.00%), 12/31/24 (n)	170	169
		1,230
Communication Services 0.1%
Altice France S.A.
USD Term Loan B12, 3.81%, (3 Month USD LIBOR + 3.69%), 01/31/26 (n)	77	76
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (n)	185	185
Charter Communications Operating, LLC
2019 Term Loan B1, 1.85%, (1 Month USD LIBOR + 1.75%), 04/30/25 (n)	140	139
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (n)	110	110
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (n)	110	110
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 3.60%, (3 Month USD LIBOR + 4.75%), 10/13/22 (n)	5	5
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (n)	23	23
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (n)	164	163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/27 (n)	108	106
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (e) (m)	131	1
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (n)	156	156
Virgin Media Bristol LLC
USD Term Loan N, 2.61%, (3 Month USD LIBOR + 2.50%), 10/03/27 (n)	45	45
		1,119
Consumer Discretionary 0.1%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (n)	29	29
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.25%), 10/07/28 (n)	240	241
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (n)	116	115
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.85%, (3 Month USD LIBOR + 1.75%), 10/25/23 (n)	61	60
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (n)	107	106
Travel Leaders Group, LLC
2018 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 01/25/24 (n)	462	421
		972
Energy 0.1%
Atlas Purchaser, Inc.
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (n)	384	376
Brazos Delaware II, LLC
Term Loan B, 4.10%, (1 Month USD LIBOR + 4.00%), 05/16/25 (n)	298	289
		665
Materials 0.0%
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (n)	444	435
Utilities 0.0%
Waterbridge Midstream Operating LLC
Term Loan B, 6.75%, (6 Month USD LIBOR + 5.75%), 06/22/26 (n)	393	382
Consumer Staples 0.0%
Reynolds Consumer Products LLC
Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/30/27 (n)	23	23
Total Senior Floating Rate Instruments (cost $15,234)		14,698
OTHER EQUITY INTERESTS 0.6%
Altaba Inc. (a) (e) (r)	1,462	8,671
Gulfport Energy Operating Corporation (a) (e) (r)	85	—
Gulfport Energy Operating Corporation (a) (e) (r)	89	—
Gulfport Energy Operating Corporation (a) (e) (o) (r)	93	—
Gulfport Energy Operating Corporation (a) (e) (o) (r)	180	—
Total Other Equity Interests (cost $9,459)		8,671
PREFERRED STOCKS 0.4%
Information Technology 0.2%
Samsung Electronics Co. Ltd., 1.00% (o)	53	3,203
Industrials 0.1%
Randon S.A. Implementos E Participacoes	926	1,808
Consumer Staples 0.1%
Embotelladora Andina SA - Preferred Class B	409	889
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00% (a) (e) (l) (o)	—	5
McDermott International, Inc. (e)	—	164
		169
Total Preferred Stocks (cost $5,716)		6,069
WARRANTS 0.0%
Accelerate Acquisition Corp. (a)	11	9
ACE Convergence Acquisition Corp. (a)	32	21
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (e)	83	—
Apollo Strategic Growth Capital (a)	11	14
Arrowroot Acquisition Corp. (a)	14	7
Artisan Acquisition Corp. (a)	—	—
Atlantic Coastal Acquisition Corp. (a)	5	3
Avanti Acquisition Corp. (a)	6	4
Babylon Holdings Limited (a)	—	—
BigBear.ai Holdings, LLC (a)	3	3
Broadscale Acquisition Corp. (a)	2	2
Cazoo Group Ltd (a)	31	28
CHP Merger Corp. (a)	9	4
Cohn Robbins Holdings Corp. (a)	4	3
Compagnie Financiere Richemont SA (a)	31	34
CONX Corp. (a)	7	6
E.Merge Technology Acquisition Corp. (a)	19	11
EG Acquisition Corp. (a)	6	4
Enjoy Technology, Inc. (a)	1	—
FTAC Athena Acquisition Corp. (a)	3	3
GCM Grosvenor Inc. (a)	67	101
Goal Acquisitions Corp. (a)	45	25
Gores Holdings VIII, Inc. (a)	—	1
GX Acquisition Corp. II (a)	2	1
Haymaker Acquisition Corp. III (a)	—	—
Healthcare Services Acquisition Corporation (a)	3	1
Heliogen, Inc. (a)	1	2
HPX Corp. (a)	21	11
Interprivate III Financial Partners Inc. (a)	1	1
Kaixin Auto Holdings (a)	65	6
KL Acquisition Corp. (a)	31	16
KLDiscovery (a)	35	10
MoneyLion Inc. (a)	40	25
Northern Star Investment Corp. II (a)	1	1
Origin Materials (a)	48	72
Pine Technology Acquisition Corp. (a)	4	2
Q-Si Operations Inc. (a)	13	23
Queen's Gambit Growth Capital (a)	—	—
Shapeways Holdings, Inc. (a)	61	31
Supernova Partners Acquisition Company III, Ltd. (a)	6	5
Thunder Bridge Capital Partners III, Inc. (a)	4	3
Trebia Acquisition Corp. (a)	28	33
Tuscan Holdings Corp. (a)	28	12
Virgin Group Acquisition Corp. II (a)	4	3
Virgin Orbit Holdings Inc (a)	1	1
Wework Inc. (a)	9	17
Whole Earth Brands, Inc. (a)	26	30
Total Warrants (cost $636)		589
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (e)	211	359
Bristol-Myers Squibb Company (a) (e)	25	25
Dyax Corp. (a) (e)	127	7
Pfenex Inc. (a) (e)	24	—
Total Rights (cost $89)		391
SHORT TERM INVESTMENTS 19.0%
Investment Companies 16.8%
JNL Government Money Market Fund, 0.01% (s) (t)	228,838	228,838
U.S. Treasury Bill 2.2%
Treasury, United States Department of
0.05%, 01/27/22 (u)	30,000	29,999
Treasury Securities 0.0%
The Arab Republic of Egypt
11.77%, 04/12/22, EGP (u)	1,275	79

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.03% (s) (t)	78	78
Total Short Term Investments (cost $258,994)	258,994
Total Investments 111.4% (cost $1,427,080)	1,517,520
Total Securities Sold Short (17.9)% (proceeds $206,849)	(243,496)
Total Purchased Options 0.0% (cost $885)	677
Other Derivative Instruments (0.2)%	(2,689)
Other Assets and Liabilities, Net 6.7%	89,663
Total Net Assets 100.0%	1,361,675

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) All or a portion of the security was on loan as of December 31, 2021.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $132,197 and 9.7% of the Fund.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(q) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

(u) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (17.9%)
COMMON STOCKS (16.2%)
Information Technology (3.9%)
Advanced Micro Devices, Inc.	(24)	(3,453)
Affirm Holdings, Inc. - Class A	(4)	(424)
Alteryx, Inc. - Class A	(1)	(70)
ams AG	(27)	(486)
Avaya Holdings Corp.	(26)	(506)
Bentley Systems, Incorporated - Class B	(5)	(252)
Blackline, Inc.	(5)	(514)
Camtek Ltd.	(2)	(114)
Confluent, Inc. - Class A	(14)	(1,066)
CrowdStrike Holdings, Inc. - Class A	(24)	(4,905)
CSG Systems International, Inc.	(23)	(1,314)
Delivery Hero SE (a)	(7)	(738)
DigitalOcean Holdings, Inc.	(1)	(109)
Dye & Durham Limited	(8)	(275)
Everbridge, Inc.	(2)	(111)
Fastly, Inc. - Class A	(8)	(279)
I3 Verticals, Inc. - Class A	(13)	(306)
Kaleyra, Inc.	(29)	(288)
Mandiant, Inc.	(36)	(628)
Micron Technology, Inc.	(99)	(9,257)
MicroStrategy Inc. - Class A	—	(231)
Mitek Systems, Inc.	(54)	(958)
MKS Instruments, Inc.	(3)	(571)
NetApp, Inc.	(73)	(6,740)
NortonLifelock Inc.	(22)	(571)
Nutanix, Inc. - Class A	(13)	(420)
OSI Systems Inc.	(6)	(536)
PAR Technology Corp.	(11)	(560)
Pure Storage, Inc. - Class A	(13)	(428)
Rapid7, Inc.	(8)	(920)
RingCentral, Inc. - Class A	(1)	(182)
Seagate Technology Holdings Public Limited Company	(88)	(9,926)
Splunk Inc.	(1)	(144)
Square, Inc. - Class A	—	(79)
SunPower Corporation	(31)	(655)
Veritone, Inc.	(14)	(315)
Vishay Intertechnology Inc.	(19)	(417)
Zscaler, Inc.	(15)	(4,908)
		(53,656)
Consumer Discretionary (3.1%)
Airbnb, Inc. - Class A	(1)	(180)
AutoZone, Inc.	(1)	(2,977)
Best Buy Co., Inc.	(85)	(8,668)
Chegg, Inc.	(2)	(46)
Draftkings Inc. - Class A	(1)	(25)
Fisker Group Inc. - Class A	(73)	(1,152)
Fiverr International Ltd	(3)	(339)
Groupon, Inc.	(13)	(295)
Guess Inc.	(41)	(975)
H & R Block, Inc.	(65)	(1,526)
Li Auto Inc - ADR	(39)	(1,262)
Lucid Group, Inc.	(20)	(763)
Luminar Technologies Inc. - Class A	(20)	(345)
NIO, Inc. - Class A-ADR	(7)	(230)
Norwegian Cruise Line Holdings Ltd.	(43)	(892)
Office Depot, Inc.	(36)	(1,412)
Peloton Interactive, Inc. - Class A	—	(3)
Porch Group Inc - Class A	(37)	(569)
RH	(18)	(9,665)
Royal Caribbean Cruises Ltd.	(18)	(1,348)
Shift Technologies, Inc. - Class A	(118)	(404)
Stride, Inc.	(19)	(631)
The Home Depot, Inc.	(19)	(8,089)
Vroom, Inc.	(14)	(153)
Wayfair Inc. - Class A	(2)	(471)
		(42,420)
Health Care (2.4%)
1Life Healthcare, Inc.	(10)	(173)
Aerie Pharmaceuticals, Inc.	(8)	(58)
Alphatec Holdings, Inc.	(28)	(326)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Avadel Pharmaceuticals Public Limited Company - ADR	(100)	(806)
BioMarin Pharmaceutical Inc.	(2)	(205)
Canopy Growth Corporation	(3)	(23)
Coherus Biosciences, Inc.	(67)	(1,063)
Collegium Pharmaceutical, Inc.	(32)	(599)
Cutera Inc.	(36)	(1,491)
DexCom Inc.	(8)	(4,062)
Dynavax Technologies Corporation	(66)	(924)
Global Blood Therapeutics, Inc.	(1)	(42)
Gossamer Bio, Inc.	(68)	(767)
Innoviva, Inc.	(77)	(1,328)
Inotiv, Inc.	(21)	(875)
Insmed Inc.	(43)	(1,159)
Intercept Pharmaceuticals, Inc.	(72)	(1,167)
Ionis Pharmaceuticals Inc.	(9)	(276)
Karyopharm Therapeutics Inc.	(45)	(287)
Ligand Pharmaceuticals Incorporated	(2)	(265)
MannKind Corporation	(245)	(1,070)
Mesa Laboratories, Inc.	(2)	(796)
NanoString Technologies, Inc.	(4)	(182)
NuVasive Inc.	(6)	(332)
Omeros Corporation	(59)	(379)
Pacira Biosciences, Inc.	(7)	(406)
PetIQ, Inc. - Class A	(22)	(498)
Pharming Group N.V.	(86)	(76)
Pphm, Inc.	(55)	(1,606)
Revance Therapeutics Inc.	(39)	(632)
Smiledirectclub, Inc. - Class A	(90)	(211)
Tabula Rasa HealthCare Inc.	(5)	(68)
Tandem Diabetes Care Inc.	(48)	(7,235)
Varex Imaging Corporation	(71)	(2,256)
Zogenix, Inc.	(59)	(952)
		(32,595)
Financials (2.2%)
AON Public Limited Company - Class A	(7)	(2,133)
Encore Capital Group, Inc.	(63)	(3,941)
EZCORP, Inc. - Class A	(69)	(506)
Focus Financial Partners Inc. - Class A	(25)	(1,500)
Hope Bancorp, Inc.	(17)	(254)
LendingTree, Inc.	(1)	(125)
M&T Bank Corporation	(5)	(789)
New York Community Bancorp Inc. - Series A	(17)	(213)
S&P Global Inc.	(33)	(15,495)
SiriusPoint Ltd	(154)	(1,254)
SoFi Technologies, Inc.	(49)	(773)
The PRA Group, Inc.	(31)	(1,581)
Two Harbors Investment Corp.	(60)	(346)
Upstart Holdings, Inc.	(2)	(350)
Zip Co Limited	(35)	(109)
		(29,369)
Industrials (1.5%)
ACCO Brands Corporation	(166)	(1,374)
Air Transport Services Group, Inc.	(22)	(656)
Allison Systems, Inc.	(41)	(1,485)
Arcbest Corporation	(19)	(2,255)
Array Tech, Inc.	(33)	(514)
Atlas Air Worldwide Holdings, Inc.	(31)	(2,902)
Deluxe Corp.	(40)	(1,290)
Elance, Inc.	(6)	(213)
FuelCell Energy, Inc.	(120)	(625)
Gol Linhas Aereas Inteligentes SA - ADR	(22)	(135)
Greenbrier Cos. Inc.	(23)	(1,060)
JetBlue Airways Corporation	(7)	(98)
KAR Auction Services, Inc.	(95)	(1,483)
NFI Group Inc.	(9)	(150)
Parsons Corporation	(14)	(454)
Patrick Industries, Inc.	(7)	(559)
Plug Power Inc.	(89)	(2,511)
Spirit Airlines, Inc.	(10)	(218)
Textainer Group Holdings Limited	(42)	(1,499)
Werner Enterprises Inc.	(32)	(1,528)
		(21,009)
Materials (0.9%)
Amyris, Inc.	(97)	(527)
Antofagasta PLC	(45)	(814)
BHP Group Limited - ADR	(115)	(6,942)
Century Aluminum Co.	(36)	(595)
Danimer Scientific, L.L.C. - Class A	(40)	(345)
Lithium Americas Corp.	(7)	(192)
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A	(98)	(801)
MP Materials Corp. - Class A	(31)	(1,386)
Osisko Gold Royalties Ltd	(2)	(23)
Pretium Resources Inc.	(1)	(11)
		(11,636)
Real Estate (0.7%)
Apollo Commercial Real Estate Finance, Inc.	(1)	(9)
Arbor Realty Trust, Inc.	(87)	(1,595)
Braemar Hotel & Resorts Inc.	(69)	(353)
KKR Real Estate Finance Trust Inc.	(18)	(382)
Open Doors Technology Inc. - Class A	(63)	(919)
Paramount Group, Inc.	(112)	(937)
Pebblebrook Hotel Trust	(57)	(1,283)
PennyMac Mortgage Investment Trust	(42)	(723)
Realogy Holdings Corp.	(33)	(553)
Redfin Corporation	(10)	(392)
Redwood Trust Inc.	(27)	(356)
Retail Opportunity Investments Corp.	(66)	(1,285)
Starwood Property Trust, Inc.	(18)	(440)
Summit Hotel Properties Inc.	(88)	(855)
		(10,082)
Consumer Staples (0.7%)
Beyond Meat, Inc.	(4)	(236)
Central Garden & Pet Co. - Class A	(34)	(1,634)
Herbalife Nutrition Ltd.	(12)	(495)
Just Eat Takeaway.Com N.V. (a)	(3)	(143)
The Beauty Health Company - Class A	(31)	(751)
The Chefs' Warehouse, Inc.	(46)	(1,544)
United Natural Foods Inc.	(81)	(3,959)
		(8,762)
Communication Services (0.6%)
ANGI Homeservices Inc. - Class A	(123)	(1,130)
Charter Communications, Inc. - Class A	(1)	(778)
Cinemark Holdings, Inc.	(83)	(1,343)
Dish Network Corporation - Class A	(16)	(511)
FuboTV Inc.	(14)	(219)
Magnite, Inc.	(15)	(265)
Marcus Corp.	(82)	(1,464)
Radius Global Infrastructure, Inc. - Class A	(42)	(677)
SEA, Ltd. - Class A-ADR	(1)	(274)
Sirius XM Holdings Inc.	(219)	(1,388)
Softbank Corp.	(20)	(252)
TechTarget, Inc.	(4)	(374)
		(8,675)
Utilities (0.1%)
Sunnova Energy International Inc.	(39)	(1,076)
Energy (0.1%)
BP P.L.C. - ADR	(5)	(146)
Helix Energy Solutions Group, Inc.	(173)	(539)
Phillips 66	(4)	(308)
		(993)
Total Common Stocks (proceeds $184,430)		(220,273)
INVESTMENT COMPANIES (0.2%)
SPDR S&P 500 ETF	(7)	(3,130)
Total Investment Companies (proceeds $2,330)		(3,130)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
U.S. Treasury Note (0.1%)
Treasury, United States Department of
1.38%, 11/15/31	(1,546)	(1,526)
Total Government And Agency Obligations (proceeds $1,536)		(1,526)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES (0.0%)
Energy (0.0%)
Devon Energy Corporation
5.85%, 12/15/25	(272)	(312)
Total Corporate Bonds And Notes (proceeds $298)		(312)
SHORT TERM INVESTMENTS (1.4%)
U.S. Treasury Bill (1.4%)
Treasury, United States Department of
0.04%, 01/25/22	(18,255)	(18,255)
Total Short Term Investments (proceeds $18,255)		(18,255)
Total Securities Sold Short (17.9%) (proceeds $206,849)		(243,496)

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.1%
Cayman Islands	2.8
Switzerland	2.0
China	1.8
Mexico	1.8
Netherlands	1.7
Russian Federation	1.2
Australia	1.2
South Korea	1.1
Brazil	1.1
United Kingdom	1.0
Taiwan	1.0
Indonesia	1.0
Canada	0.9
India	0.7
Hong Kong	0.5
Denmark	0.3
Israel	0.3
Bermuda	0.3
Belgium	0.3
Singapore	0.3
Germany	0.2
Japan	0.2
Liberia	0.2
Colombia	0.2
Malaysia	0.2
France	0.2
Luxembourg	0.2
Austria	0.1
South Africa	0.1
Chile	0.1
Peru	0.1
Ireland	0.1
Argentina	0.1
Sweden	0.1
Hungary	0.1
Ukraine	0.1
Dominican Republic	0.1
Italy	0.1
Cote D'Ivoire	0.1
Marshall Islands	—
Panama	—
Costa Rica	—
Gabon	—
Egypt	—
Trinidad and Tobago	—
Paraguay	—
Spain	—
Kuwait	—
Macau	—
Ghana	—
Cyprus	—
Virgin Islands (British)	—
El Salvador	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	06/13/18	1,753	8,624	0.7
AES Gener S.A., 7.13%, 03/26/79	06/05/19	205	207	—
Agile Group Holdings Limited, 7.75% (callable at 100, 05/25/25)	01/27/20	205	93	—
Alibaba Group Holding Limited	01/14/21	3,258	1,872	0.2
ams AG, 2.13%, 11/03/27	02/09/21	2,091	1,771	0.2
Baidu, Inc. - Class A	03/13/20	975	1,024	0.1
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	10/07/21	300	298	—
Banco GNB Sudameris S.A., 6.50%, 04/03/27	06/15/20	190	195	—
Banco Macro S.A., 6.64%, 11/04/26	06/03/19	172	167	—
BNP Paribas, 6.13% (callable at 100, 06/17/22)	03/22/17	518	537	0.1
Cabinet of Ministers of Ukraine, 7.25%, 03/15/33	03/19/21	304	264	—
Camposol SA, 6.00%, 02/03/27	08/09/21	359	361	—
Cap S.A., 3.90%, 04/27/31	12/07/21	188	188	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	12/29/21	254	250	—
Central China Real Estate Limited, 7.25%, 07/16/24	05/11/20	193	125	—
Cibanco, S.A., Institucion de Banca Multiple	03/18/20	1,239	1,476	0.1
Commonwealth of Australia, 3.00%, 03/21/47	02/03/20	1,931	1,761	0.1
Commonwealth of Australia, 1.75%, 06/21/51	10/28/20	830	754	0.1
Compania de Minas Buenaventura S.A.A., 5.50%, 07/23/26	10/07/21	199	195	—
Cooperatieve Rabobank U.A., 4.63% (callable at 100, 12/29/25)	11/10/20	1,255	1,247	0.1
Corporacion Azucarera del Peru S.A., 6.38%, 08/02/22	06/08/21	97	99	—
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	371	370	—
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	06/07/19	199	96	—
Danske Bank A/S, 5.88% (callable at 100, 04/06/22)	03/22/17	860	888	0.1
Delivery Hero SE	04/28/21	(937)	(738)	—
Delivery Hero SE, 1.50%, 01/15/28	02/03/21	2,237	1,864	0.2
Dragon Delight Holdings Company Limited, 7.00% (callable at 100, 05/31/22)	04/15/21	200	175	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	09/13/21	161	159	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	06/16/20	217	95	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	08/24/21	346	332	—
Fix Price Group Ltd	03/05/21	1,954	1,557	0.1
Geopark Limited, 6.50%, 09/21/24	08/06/21	205	204	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	205	202	—
Gran Tierra Energy Inc., 7.75%, 05/23/27	10/08/21	179	182	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	05/26/21	387	388	—
Indika Energy Capital IV Pte Ltd, 8.25%, 10/22/25	10/08/21	361	364	—
Inkia Energy Limited, 5.88%, 11/09/27	08/05/21	204	206	—
Instituto Costarricense de Electricidad, 6.38%, 05/15/43	10/07/21	173	171	—
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	11/10/20	226	234	—
Jababeka International B.V., 6.50%, 10/05/23	08/31/21	197	187	—
JNBY Design Limited	05/21/21	749	609	0.1
JPMorgan Chase Bank, National Association, 0.00%, 12/28/23	05/27/21	2,048	1,977	0.2
Just Eat Takeaway.Com N.V.	03/10/21	938	610	0.1
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	01/27/21	1,745	1,437	0.1
Kosmos Energy Ltd., 7.13%, 04/04/26	06/03/20	180	194	—
Metinvest B.V., 7.75%, 10/17/29	12/13/21	350	348	—
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	262	262	—
NGD Holdings B.V., 6.75%, 12/31/26	07/26/21	145	137	—
PERU LNG, 5.38%, 03/22/30	04/16/20	123	173	—
Pharming Group N.V., 3.00%, 01/21/25	10/27/20	1,239	1,191	0.1
Presidencia de la Republica de El Salvador, 7.12%, 01/20/50	04/08/21	189	110	—
Presidencia de la Republica Dominicana, 5.30%, 01/21/41	10/07/21	149	148	—
PT Pertamina (Persero), 4.15%, 02/25/60	04/09/21	195	201	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 02/17/22)	12/06/19	192	172	—
Ronshine China Holdings Limited, 6.75%, 08/05/24	09/15/20	197	76	—
Singapore Exchange Limited, 0.00%, 03/01/24	05/27/21	2,214	2,078	0.2
TE Connectivity Ltd.	04/25/17	2,625	4,448	0.3
Telecom Argentina SA, 8.00%, 07/18/26	10/20/21	94	95	—
Telecommunications Services of Trinidad and Tobago Limited (TSTT), 8.88%, 10/18/29	08/25/20	251	263	—
Theta Capital Pte. Ltd., 6.75%, 10/31/26	02/01/21	188	200	—
Tongcheng-Elong Holdings Limited	11/09/21	262	215	—
UBS Group Funding (Switzerland) AG, 5.75% (callable at 100, 02/19/22)	03/28/17	216	229	—
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	204	222	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/04/19	181	118	—
Yuzhou Properties Company Limited, 8.30%, 05/27/25	02/06/20	203	59	—
Zip Co Limited, 0.00%, 04/23/28	08/06/21	832	711	0.1
		40,232	44,727	3.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Lealand Finance Company B.V. - Term Loan	264	(7)
Intelsat Jackson Holdings S.A. - 2021 DIP Term Loan	6	-
	270	(7)

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	263	December 2022		65,241	—	(178)
90 Day Eurodollar	68	June 2023		16,870	2	(103)
90 Day Eurodollar	184	September 2023		45,560	7	(255)
90 Day Eurodollar	2,237	December 2023		552,392	85	(2,034)
AUD/USD Spot Rate	41	March 2022		2,931	8	53
CAD/USD Spot Rate	21	March 2022		1,661	12	(1)
JPY/USD Spot Rate	131	March 2022		14,424	5	(181)
MXN/USD Spot Rate	244	March 2022		5,664	2	223
RUB/USD Spot Rate	122	March 2022		4,020	(27)	(17)
United States 2 Year Note	241	April 2022		52,621	11	(41)
United States 5 Year Note	1,731	April 2022		209,061	122	350
United States Long Bond	800	March 2022		127,660	453	690
					680	(1,494)
Short Contracts
3M EURIBOR	(81)	March 2022	EUR	(20,356)	1	(5)
90 Day Eurodollar	(232)	March 2022		(57,901)	(3)	101
Australia 10 Year Bond	(32)	March 2022	AUD	(4,462)	10	6
EUR/USD Spot Rate	(28)	March 2022		(3,968)	(20)	(23)
Euro Bund	(434)	March 2022	EUR	(75,391)	—	1,153
Euro Buxl 30 Year Bond	(13)	March 2022	EUR	(2,812)	—	141
GBP/USD Spot Rate	(51)	March 2022		(4,207)	(8)	(106)
Italy Government BTP Bond	(2)	March 2022	EUR	(301)	—	8
Long Gilt	(71)	March 2022	GBP	(8,825)	(11)	(56)
United States 10 Year Note	(1,276)	March 2022		(166,724)	(93)	246
United States 10 Year Ultra Bond	(185)	March 2022		(26,923)	(49)	(168)
					(173)	1,297

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.45	(M)	05/15/27		15,243	(5)	714
3M LIBOR (Q)	Receiving	1.25	(M)	02/15/28		9,415	(5)	91
3M LIBOR (Q)	Receiving	1.35	(M)	02/15/28		17,942	(10)	152
3M LIBOR (Q)	Receiving	0.71	(M)	05/20/30		932	—	62
3M LIBOR (Q)	Receiving	0.69	(M)	06/24/30		13,430	1	920
3M LIBOR (Q)	Receiving	0.68	(M)	07/08/30		14,230	—	990
3M LIBOR (Q)	Receiving	1.23	(M)	02/15/47		543	(2)	60
3M LIBOR (Q)	Receiving	1.60	(M)	02/15/47		728	(3)	20
3M LIBOR (Q)	Receiving	1.20	(M)	02/15/47		901	(3)	100
3M LIBOR (Q)	Receiving	1.63	(M)	02/15/47		1,902	(6)	32
3M LIBOR (Q)	Receiving	1.00	(M)	02/15/47		5,136	(16)	788
3M LIBOR (Q)	Receiving	1.20	(M)	10/07/50		484	(2)	58
3M LIBOR (Q)	Receiving	2.00	(M)	06/03/51		127	(1)	(9)
3M LIBOR (Q)	Receiving	2.05	(M)	06/07/51		384	(2)	(29)
3M LIBOR (Q)	Receiving	1.67	(M)	07/09/51		3,221	(13)	50
3M LIBOR (M)	Paying	0.19	(S)	06/15/22		21,171	—	(9)
3M LIBOR (M)	Paying	0.82	(S)	06/04/24		27,459	(1)	(194)
3M LIBOR (M)	Paying	1.41	(S)	03/01/25		83,433	18	(145)
3M LIBOR (M)	Paying	1.52	(S)	06/21/25		30,918	9	(45)
U.K. Retail Price Index (M)	Paying	4.50	(A)	10/15/26	GBP	2,500	15	76
U.S. CPURNSA (A)	Receiving	3.97	(M)	11/18/23		4,310	(3)	(4)
U.S. CPURNSA (A)	Receiving	2.95	(M)	10/20/26		3,190	(4)	36
U.S. CPURNSA (M)	Paying	2.79	(A)	05/12/26		3,460	9	(129)
U.S. CPURNSA (M)	Paying	3.37	(A)	11/18/26		4,310	4	7
U.S. CPURNSA (M)	Paying	2.77	(A)	10/20/31		3,190	10	(33)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (M)	Paying	2.50	(A)	10/07/51	580	6	(15)
U.S. SOFR (A)	Receiving	1.52	(M)	11/20/26	4,900	(1)	(11)
U.S. SOFR (A)	Receiving	0.71	(M)	05/15/27	46,591	(11)	765
U.S. SOFR (A)	Receiving	1.13	(M)	08/15/28	1,889	(1)	8
U.S. SOFR (A)	Receiving	1.22	(M)	08/15/28	6,586	(4)	7
U.S. SOFR (A)	Receiving	1.20	(M)	11/01/28	2,099	(2)	1
U.S. SOFR (A)	Receiving	1.73	(M)	10/20/31	3,190	(2)	(43)
U.S. SOFR (A)	Receiving	0.56	(M)	07/20/45	3,170	(8)	572
U.S. SOFR (A)	Receiving	0.74	(M)	08/19/45	1,060	(3)	160
U.S. SOFR (A)	Receiving	1.73	(M)	02/15/47	2,921	(9)	(99)
U.S. SOFR (A)	Receiving	1.52	(M)	02/15/47	7,306	(23)	(21)
U.S. SOFR (M)	Paying	1.40	(A)	10/13/25	17,351	(2)	—
						(70)	4,883

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.37 (Q)	5.00	12/20/26	2,962	(273)	(4)	—

Credit default swap agreements - sell protection
CDX.NA.IG.37 (Q)	1.00	12/20/26	(10,446)	255	4	(1)
Teva Pharmaceutical Industries Ltd (Q)	1.00	06/20/26	(296)	(26)	(1)	4
				229	3	3

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Feb. 2022	(16)	EUR	173.50	01/21/22	—	(28)
Euro Bund Future, Feb. 2022	(7)	EUR	174.00	01/21/22	—	(16)
Euro Bund Future, Feb. 2022	(20)	EUR	172.50	01/21/22	—	(15)
Euro Bund Future, Feb. 2022	(8)	EUR	172.50	01/21/22	—	3
Euro Bund Future, Feb. 2022	(6)	EUR	175.00	01/21/22	—	5
Euro Bund Future, Feb. 2022	(21)	EUR	174.50	01/21/22	—	14
Euro Bund Future, Feb. 2022	(34)	EUR	173.00	01/21/22	—	16
Euro Bund Future, Mar. 2022	(13)	EUR	172.50	02/18/22	—	3
					—	(18)

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
AUD/USD Spot Rate Future, Mar. 2022	Call	0.72	01/07/22	7	9
AUD/USD Spot Rate Future, Mar. 2022	Call	0.71	01/07/22	7	16
AUD/USD Spot Rate Future, Mar. 2022	Call	0.73	02/04/22	7	6
CAD/USD Spot Rate Future, Mar. 2022	Call	0.78	02/04/22	7	9
EUR/USD Spot Rate Future, Mar. 2022	Call	1.14	01/07/22	12	5
EUR/USD Spot Rate Future, Mar. 2022	Call	1.13	01/07/22	7	9
EUR/USD Spot Rate Future, Mar. 2022	Put	1.13	01/07/22	7	—
JPY/USD Spot Rate Future, Mar. 2022	Call	0.88	02/04/22	7	2
JPY/USD Spot Rate Future, Mar. 2022	Call	0.87	02/04/22	11	8
United States 10 Year Note 1st Week Future, Mar. 2022	Call	130.50	01/07/22	14	6
United States 10 Year Note 1st Week Future, Mar. 2022	Call	130.25	01/07/22	8	4
United States 10 Year Note Future, Mar. 2022	Call	130.50	01/21/22	21	12
United States 10 Year Note Future, Mar. 2022	Put	131.00	01/21/22	33	28
United States 10 Year Note Future, Mar. 2022	Put	130.50	01/21/22	14	8
United States 10 Year Note Future, Mar. 2022	Put	130.25	01/21/22	7	4
United States 5 Year Note Future, Mar. 2022	Call	121.00	01/21/22	7	2
United States Long Bond 1st Week Future, Mar. 2022	Call	159.50	01/07/22	3	4
United States Long Bond Future, Mar. 2022	Call	161.00	01/21/22	43	49
United States Long Bond Future, Mar. 2022	Call	162.00	01/21/22	29	21
United States Long Bond Future, Mar. 2022	Call	159.50	01/21/22	14	26
United States Long Bond Future, Mar. 2022	Call	160.00	01/21/22	17	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States Long Bond Future, Mar. 2022	Put	162.00	01/21/22	14	32
					287
Options on Securities
American Airlines Group Inc.	Put	10.00	01/20/23	54	4
Amyris, Inc.	Call	10.00	03/18/22	141	2
Avaya Holdings Corp.	Call	22.50	01/21/22	26	1
Carnival Corporation	Call	30.00	01/21/22	30	—
Cinemark Holdings, Inc.	Call	25.00	01/21/22	60	—
Cinemark Holdings, Inc.	Put	10.00	01/21/22	113	—
Gol Linhas Aereas Inteligentes SA	Call	9.00	01/21/22	90	—
Helix Energy Solutions Group, Inc.	Call	4.00	02/18/22	103	1
iShares Russell 2000 ETF	Put	210.00	01/21/22	196	22
Norwegian Cruise Line Holdings Ltd.	Call	32.50	01/21/22	105	—
Norwegian Cruise Line Holdings Ltd.	Call	27.50	02/18/22	154	3
Royal Caribbean Cruises Ltd.	Call	80.00	02/18/22	26	11
Spirit Airlines	Call	30.00	01/21/22	30	—
SunPower Corporation	Call	23.00	01/21/22	26	1
SunPower Corporation	Call	22.00	01/21/22	26	2
Upstart Holdings, Inc.	Call	200.00	02/18/22	5	3
					50

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/CNH Spot Rate	MSC	Call	CNH	6.46	03/28/22	1,750,000	8
USD/CNH Spot Rate	MSC	Call	CNH	6.41	01/26/22	1,750,000	3
USD/CNY Spot Rate	MSC	Call	CNY	6.61	02/10/22	3,370,000	1
USD/CAD Spot Rate	GSC	Put	CAD	1.25	02/25/22	1,850,000	10
USD/EUR Spot Rate	JPM	Put	EUR	1.14	02/24/22	1,910,000	14
USD/EUR Spot Rate	MSC	Put	EUR	1.15	02/18/22	1,810,000	8
USD/INR Spot Rate	MSC	Put	INR	75.99	06/17/22	1,750,000	25
USD/JPY Spot Rate	JPM	Put	JPY	112.20	01/26/22	3,680,000	3
USD/MXN Spot Rate	CGM	Put	MXN	21.34	02/24/22	1,920,000	74
USD/MXN Spot Rate	JPM	Put	MXN	20.99	02/24/22	1,910,000	49
USD/MXN Spot Rate	MSC	Put	MXN	20.58	01/12/22	1,780,000	16
USD/MXN Spot Rate	MSC	Put	MXN	20.40	01/11/22	1,490,000	7
USD/MXN Spot Rate	MSC	Put	MXN	20.50	01/05/22	1,490,000	7
USD/RUB Spot Rate	CGM	Put	RUB	74.37	02/24/22	1,920,000	28
USD/RUB Spot Rate	CGM	Put	RUB	72.50	02/07/22	1,840,000	7
USD/RUB Spot Rate	GSC	Put	RUB	74.00	03/10/22	1,870,000	26
USD/RUB Spot Rate	GSC	Put	RUB	72.69	01/11/22	1,580,000	1
USD/RUB Spot Rate	GSC	Put	RUB	71.00	01/12/22	1,700,000	—
USD/RUB Spot Rate	GSC	Put	RUB	71.58	01/12/22	1,890,000	—
USD/RUB Spot Rate	JPM	Put	RUB	74.50	02/25/22	1,850,000	28
USD/RUB Spot Rate	MSC	Put	RUB	73.00	02/16/22	1,750,000	12
USD/RUB Spot Rate	WFI	Put	RUB	74.70	01/13/22	1,550,000	13
							340

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
AUD/USD Spot Rate Future, Mar. 2022	Call	0.74	01/07/22	6	—
AUD/USD Spot Rate Future, Mar. 2022	Call	0.73	01/07/22	7	(3)
AUD/USD Spot Rate Future, Mar. 2022	Call	0.73	02/04/22	2	(1)
AUD/USD Spot Rate Future, Mar. 2022	Put	0.72	01/07/22	3	—
AUD/USD Spot Rate Future, Mar. 2022	Put	0.71	01/07/22	6	—
EUR/USD Spot Rate Future, Mar. 2022	Call	1.14	01/07/22	13	(10)
EUR/USD Spot Rate Future, Mar. 2022	Call	1.14	02/04/22	6	(6)
JPY/USD Spot Rate Future, Mar. 2022	Put	0.88	01/07/22	7	(9)
United States 10 Year Note Future, Mar. 2022	Call	132.50	01/21/22	30	(3)
United States 10 Year Note Future, Mar. 2022	Call	131.00	01/21/22	29	(11)
United States 10 Year Note Future, Mar. 2022	Call	132.00	01/21/22	75	(9)
United States 10 Year Note Future, Mar. 2022	Call	130.75	01/21/22	20	(9)
United States 10 Year Note Future, Mar. 2022	Call	130.00	01/21/22	25	(21)
United States 10 Year Note Future, Mar. 2022	Call	131.50	01/21/22	94	(17)
United States 10 Year Note Future, Mar. 2022	Call	132.00	02/18/22	144	(46)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States 10 Year Note Future, Mar. 2022	Call	132.50	02/18/22	21	(4)
United States 10 Year Note Future, Mar. 2022	Call	131.50	02/18/22	59	(28)
United States 10 Year Note Future, Mar. 2022	Call	131.00	02/18/22	73	(49)
United States 10 Year Note Future, Mar. 2022	Put	130.00	01/21/22	7	(3)
United States 5 Year Note Future, Mar. 2022	Call	121.50	01/21/22	88	(13)
United States 5 Year Note Future, Mar. 2022	Call	121.25	01/21/22	157	(38)
United States 5 Year Note Future, Mar. 2022	Put	121.00	01/21/22	34	(12)
United States 5 Year Note Future, Mar. 2022	Put	120.75	01/21/22	66	(16)
United States 5 Year Note Future, Mar. 2022	Put	120.50	01/21/22	33	(6)
United States Long Bond Future, Mar. 2022	Call	163.00	01/21/22	7	(3)
United States Long Bond Future, Mar. 2022	Call	164.00	01/21/22	93	(27)
United States Long Bond Future, Mar. 2022	Call	165.00	01/21/22	46	(7)
United States Long Bond Future, Mar. 2022	Call	160.50	01/21/22	10	(13)
United States Long Bond Future, Mar. 2022	Call	162.50	01/21/22	63	(38)
United States Long Bond Future, Mar. 2022	Call	161.50	01/21/22	7	(6)
United States Long Bond Future, Mar. 2022	Call	164.00	02/18/22	33	(26)
United States Long Bond Future, Mar. 2022	Call	163.00	02/18/22	9	(10)
United States Long Bond Future, Mar. 2022	Call	162.00	02/18/22	12	(16)
United States Long Bond Future, Mar. 2022	Put	160.00	01/21/22	16	(19)
United States Long Bond Future, Mar. 2022	Put	159.00	01/21/22	14	(12)
					(491)
Options on Securities
Amyris, Inc.	Put	6.00	03/18/22	13	(2)
Arena Pharmaceuticals, Inc.	Call	100.00	01/21/22	1	—
Arena Pharmaceuticals, Inc.	Call	95.00	03/18/22	44	(11)
Carnival Corporation	Put	22.50	01/21/22	5	(1)
Cerner Corporation	Call	95.00	01/21/22	71	(2)
Cerner Corporation	Call	95.00	02/18/22	142	(4)
Cinemark Holdings, Inc.	Put	15.00	01/21/22	60	(3)
Five9, Inc.	Call	140.00	01/21/22	20	(10)
Gol Linhas Aereas Inteligentes SA	Put	7.00	01/21/22	39	(4)
iShares Russell 2000 ETF	Put	195.00	01/21/22	196	(6)
NortonLifelock Inc.	Call	32.00	01/21/22	85	—
Norwegian Cruise Line Holdings Ltd.	Put	20.00	02/18/22	25	(3)
Royal Caribbean Cruises Ltd.	Put	65.00	02/18/22	26	(4)
Social Capital Hedosophia Holdings Corp. VI	Call	10.00	01/21/22	136	(3)
Sportsman's Warehouse Holdings, Inc.	Call	20.00	01/21/22	45	—
SunPower Corporation	Put	23.00	01/21/22	80	(21)
SunPower Corporation	Put	20.00	01/21/22	51	(4)
Vonage Holdings Corp.	Call	21.00	01/21/22	26	—
					(78)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	MSC	Put	BRL	5.58	03/28/22	1,750,000	(39)
USD/MXN Spot Rate	GSC	Put	MXN	20.45	02/03/22	1,850,000	(17)
USD/MXN Spot Rate	MSC	Put	MXN	20.10	01/05/22	2,980,000	(1)
USD/MXN Spot Rate	MSC	Put	MXN	20.51	03/28/22	1,750,000	(25)
USD/RUB Spot Rate	GSC	Call	RUB	77.00	01/12/22	1,700,000	(5)
USD/RUB Spot Rate	MSC	Call	RUB	78.00	02/16/22	1,750,000	(19)
USD/RUB Spot Rate	CGM	Put	RUB	71.00	02/07/22	3,680,000	(5)
USD/RUB Spot Rate	GSC	Put	RUB	71.86	01/12/22	1,890,000	—
USD/RUB Spot Rate	GSC	Put	RUB	71.50	01/12/22	1,760,000	—
USD/RUB Spot Rate	GSC	Put	RUB	72.00	03/10/22	3,740,000	(20)
USD/RUB Spot Rate	JPM	Put	RUB	72.55	02/25/22	3,700,000	(22)
USD/RUB Spot Rate	MSC	Put	RUB	71.00	01/26/22	1,790,000	(1)
USD/RUB Spot Rate	MSC	Put	RUB	73.22	03/28/22	1,750,000	(20)
							(174)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	01/05/22	AUD	2,812	2,046	40
AUD/USD	MSC	01/18/22	AUD	2,558	1,861	43
BRL/USD	BNP	01/18/22	BRL	3,296	590	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	01/18/22	BRL	5,580	998	20
BRL/USD	MSC	01/18/22	BRL	40,651	7,273	(56)
BRL/USD	MSC	01/18/22	BRL	836	150	6
BRL/USD	MSC	03/30/22	BRL	3,707	651	8
CAD/USD	CIT	01/18/22	CAD	1,850	1,463	(10)
CAD/USD	GSC	01/18/22	CAD	41	32	—
CAD/USD	MSC	01/18/22	CAD	1,436	1,134	(9)
CAD/USD	MSC	01/18/22	CAD	2,260	1,787	5
CNY/USD	CIT	01/18/22	CNY	54,289	8,507	193
CNY/USD	MSC	01/18/22	CNY	147	23	—
COP/USD	BNP	01/18/22	COP	6,003,626	1,474	(100)
COP/USD	MSC	01/18/22	COP	293,372	72	(2)
EUR/USD	BNP	01/18/22	EUR	1,380	1,572	(26)
EUR/USD	CIT	01/18/22	EUR	1,105	1,259	(27)
EUR/USD	CIT	01/18/22	EUR	780	889	8
EUR/USD	GSC	01/18/22	EUR	210	239	(6)
GBP/USD	CIT	01/18/22	GBP	210	284	(2)
GBP/USD	GSC	01/18/22	GBP	3,125	4,230	(35)
GBP/USD	GSC	04/20/22	GBP	102	138	1
HKD/USD	SSB	01/03/22	HKD	366	47	—
HKD/USD	JPM	01/13/22	HKD	213	27	—
HUF/USD	CIT	01/18/22	HUF	339,670	1,045	(10)
HUF/USD	MSC	01/18/22	HUF	212,592	654	(6)
IDR/USD	MSC	01/18/22	IDR	27,405,041	1,921	12
INR/USD	BNP	01/18/22	INR	132,494	1,780	43
INR/USD	CIT	01/18/22	INR	146,146	1,963	18
INR/USD	MSC	01/18/22	INR	2,327	31	—
JPY/USD	SSB	01/04/22	JPY	2,242	20	—
JPY/USD	GSC	01/18/22	JPY	4,270	37	(1)
JPY/USD	MSC	01/18/22	JPY	5,855	51	(1)
KRW/USD	MSC	01/18/22	KRW	3,263,786	2,744	(15)
KRW/USD	MSC	01/18/22	KRW	148,639	125	—
MXN/USD	MSC	01/07/22	MXN	2,960	145	2
MXN/USD	GSC	01/18/22	MXN	2,101	102	(1)
MXN/USD	GSC	01/18/22	MXN	22,980	1,120	25
MXN/USD	MSC	01/18/22	MXN	794	39	1
MXN/USD	GSC	02/08/22	MXN	15,152	736	9
MXN/USD	MSC	03/30/22	MXN	14,380	692	5
NOK/USD	BNP	01/18/22	NOK	787	89	—
NOK/USD	GSC	01/18/22	NOK	2,116	240	6
NZD/USD	GSC	01/18/22	NZD	147	101	(4)
RUB/USD	MSC	01/12/22	RUB	47,725	634	(8)
RUB/USD	BNP	01/18/22	RUB	39,962	530	(8)
RUB/USD	CIT	01/18/22	RUB	52,758	700	(17)
RUB/USD	GSC	01/18/22	RUB	213,910	2,840	(57)
RUB/USD	MSC	01/18/22	RUB	162,378	2,155	(63)
RUB/USD	MSC	03/29/22	RUB	53,644	701	(13)
USD/AUD	JPM	01/05/22	AUD	(2,812)	(2,046)	69
USD/AUD	BNP	01/18/22	AUD	(279)	(203)	6
USD/AUD	JPM	01/18/22	AUD	(1,768)	(1,287)	4
USD/AUD	MSC	01/18/22	AUD	(106)	(77)	(2)
USD/AUD	SSB	03/24/22	AUD	(824)	(600)	(10)
USD/AUD	GSC	04/08/22	AUD	(1,554)	(1,130)	(20)
USD/AUD	GSC	04/11/22	AUD	(593)	(430)	(8)
USD/AUD	JPM	04/11/22	AUD	(289)	(210)	(4)
USD/AUD	JPM	04/11/22	AUD	(808)	(588)	12
USD/BRL	MSC	01/18/22	BRL	(1,187)	(212)	(5)
USD/CAD	JPM	01/12/22	CAD	(837)	(662)	(7)
USD/CAD	SSB	03/24/22	CAD	(2,953)	(2,334)	(30)
USD/CAD	JPM	05/20/22	CAD	(1,131)	(894)	(12)
USD/CAD	JPM	05/20/22	CAD	(2,278)	(1,800)	23
USD/CNH	JPM	01/18/22	CNH	(36,016)	(5,660)	(46)
USD/CNY	CIT	01/18/22	CNY	(47,373)	(7,423)	(51)
USD/CNY	MSC	01/18/22	CNY	(5,636)	(883)	(2)
USD/COP	MSC	01/18/22	COP	(100,439)	(25)	2
USD/EUR	JPM	01/13/22	EUR	(1,042)	(1,187)	24
USD/EUR	GSC	01/14/22	EUR	(497)	(566)	(3)
USD/EUR	JPM	01/14/22	EUR	(2,596)	(2,956)	(8)
USD/EUR	BNP	01/18/22	EUR	(96)	(109)	(1)
USD/EUR	CIT	01/18/22	EUR	(1,950)	(2,221)	(19)
USD/EUR	CIT	01/18/22	EUR	(1,373)	(1,563)	31

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	GSC	01/18/22	EUR	(1,480)	(1,685)	32
USD/EUR	MSC	01/18/22	EUR	(60)	(68)	(1)
USD/EUR	GSC	02/11/22	EUR	(2,477)	(2,822)	(26)
USD/EUR	MSC	02/22/22	EUR	(563)	(642)	(2)
USD/EUR	JPM	02/28/22	EUR	(594)	(677)	(7)
USD/EUR	SSB	03/24/22	EUR	(5,735)	(6,540)	(52)
USD/EUR	GSC	04/29/22	EUR	(25)	(29)	—
USD/EUR	GSC	06/24/22	EUR	(37)	(42)	—
USD/GBP	GSC	01/18/22	GBP	(100)	(135)	(1)
USD/GBP	GSC	01/18/22	GBP	(150)	(203)	3
USD/GBP	JPM	03/11/22	GBP	(63)	(85)	2
USD/GBP	GSC	04/20/22	GBP	(320)	(434)	(3)
USD/GBP	GSC	04/20/22	GBP	(3,802)	(5,141)	71
USD/HKD	JPM	01/13/22	HKD	(622)	(80)	—
USD/IDR	BNP	01/18/22	IDR	(24,809,610)	(1,739)	(12)
USD/IDR	CIT	01/18/22	IDR	(107,736,249)	(7,551)	(89)
USD/IDR	MSC	01/18/22	IDR	(86,549)	(6)	—
USD/INR	MSC	01/18/22	INR	(126,037)	(1,693)	(6)
USD/JPY	JPM	01/12/22	JPY	(191,028)	(1,661)	67
USD/JPY	CIT	01/18/22	JPY	(7,600)	(66)	—
USD/JPY	MSC	01/18/22	JPY	(114,114)	(992)	(1)
USD/JPY	MSC	01/18/22	JPY	(716,654)	(6,231)	70
USD/JPY	JPM	01/28/22	JPY	(133,303)	(1,159)	13
USD/KRW	MSC	01/18/22	KRW	(82,875)	(70)	—
USD/MXN	MSC	01/13/22	MXN	(12,658)	(617)	(10)
USD/MXN	MSC	01/14/22	MXN	(15,151)	(739)	(18)
USD/MXN	GSC	01/18/22	MXN	(69,811)	(3,402)	(89)
USD/MXN	MSC	01/18/22	MXN	(135,287)	(6,591)	(124)
USD/MXN	CIT	02/28/22	MXN	(17,054)	(825)	(46)
USD/MXN	JPM	02/28/22	MXN	(16,113)	(780)	(30)
USD/NOK	BNP	01/18/22	NOK	(1,354)	(154)	8
USD/RUB	GSC	01/12/22	RUB	(47,725)	(634)	10
USD/RUB	GSC	01/13/22	RUB	(105,233)	(1,399)	42
USD/RUB	GSC	01/18/22	RUB	(302,048)	(4,010)	71
USD/RUB	JPM	01/18/22	RUB	(52,686)	(699)	—
USD/RUB	MSC	01/18/22	RUB	(47,725)	(634)	8
USD/RUB	MSC	02/17/22	RUB	(79,924)	(1,054)	14
USD/RUB	CIT	02/25/22	RUB	(59,271)	(780)	(5)
USD/SEK	JPM	02/16/22	SEK	(5,246)	(581)	(7)
USD/TWD	CIT	01/18/22	TWD	(70,700)	(2,555)	2
USD/TWD	MSC	01/18/22	TWD	(8,866)	(321)	—
ZAR/USD	MSC	01/18/22	ZAR	613	38	(1)
					(42,613)	(194)

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (M)	Paying	GSC	7.56	(A)	09/21/26	RUB	289,966	—	(146)
3M MPOR (M)	Paying	GSC	7.75	(A)	10/08/26	RUB	59,374	—	(38)
3M MPOR (M)	Paying	GSC	7.02	(A)	03/02/31	RUB	60,900	—	(54)
3M MPOR (M)	Paying	GSC	7.81	(A)	10/08/31	RUB	112,000	—	(100)
3M MPOR (M)	Paying	GSC	7.85	(A)	10/08/31	RUB	59,374	—	(50)
3M MPOR (M)	Paying	GSC	7.94	(A)	10/08/31	RUB	43,420	—	(33)
3M MPOR (M)	Paying	JPM	8.99	(A)	10/27/24	RUB	184,491	—	(20)
3M MPOR (M)	Paying	JPM	8.88	(A)	10/28/24	RUB	285,620	—	(42)
BRAZIBOR (A)	Paying	BOA	7.21	(A)	01/03/24	BRL	37,380	—	(345)
BRAZIBOR (A)	Paying	GSC	7.40	(A)	01/02/24	BRL	23,806	—	(204)
BRAZIBOR (A)	Paying	JPM	7.28	(A)	01/02/24	BRL	8,805	—	(68)
BRAZIBOR (A)	Paying	JPM	6.92	(A)	01/02/24	BRL	16,500	—	(144)
BRAZIBOR (A)	Paying	JPM	6.52	(A)	01/02/24	BRL	20,590	—	(214)
BRAZIBOR (A)	Paying	MLP	9.43	(A)	01/02/24	BRL	47,816	—	(144)
BRAZIBOR (M)	Paying	MSC	9.90	(A)	01/02/24	BRL	40,330	—	(82)
								—	(1,684)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
AAC Technologies Holdings Inc. (M)	GSC	1M HIBOR -0.50% (M)	TBD	(256,000)	HKD	(7,718)	(21)
Acer Inc. (M)	MSC	Federal Funds Effective Rate -9.75% (M)	TBD	(300,000)		(323)	(8)
Airtac International Group (M)	GSC	Federal Funds Effective Rate -3.75% (M)	TBD	(19,000)		(635)	(66)
Al Rajhi Banking and Investment Corporation (M)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	40,658		1,536	—
Alibaba Group Holding Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	34,100	HKD	3,884	22
Alibaba Group Holding Limited (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	2,688		331	(11)
Alinma Bank (M)	GSC	Federal Funds Effective Rate -3.21% (M)	TBD	(18,757)		(119)	(1)
Amkor Technology, Inc. (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	24,203		547	54
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(5,360)		(793)	40
Arab National Bank (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(113,956)		(685)	(9)
ASE Technology Holding Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	149,000		546	27
ASM Pacific Technology Limited (M)	BOA	1M HIBOR +0.40% (M)	TBD	45,000	HKD	3,656	17
ASUSTeK Computer Inc. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(6,000)		(80)	(2)
Au Optronics Corp. (M)	GSC	Federal Funds Effective Rate -7.50% (M)	TBD	(1,779,000)		(1,429)	(48)
B3 S.A. - Brasil, Bolsa, Balcao (M)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(118,900)		(235)	(6)
Banco Santander-Chile (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	24,242		384	11
Bangkok Commercial Asset Management Public Company Limited (M)	GSC	Federal Funds Effective Rate -6.75% (M)	TBD	(762,300)		(482)	(12)
Banque Saudi Fransi (M)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(14,531)		(173)	(10)
Beijing Dabeinong Technology Group Co., Ltd. (M)	HSB	Federal Funds Effective Rate -5.00% (M)	TBD	(6,800)		(11)	—
Bilibili Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(4,488)		(221)	13
BROS Eastern Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.61% (M)	TBD	2,536,000		2,170	174
Catcher Technology Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(45,000)		(254)	(1)
China Taiping Insurance Holdings Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(241,800)	HKD	(2,587)	—
China Yongda Automobiles Services Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	782,500	HKD	8,263	(12)
Cielo S.A. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(1,410,000)		(525)	(74)
CJ CGV Co., Ltd. (M)	MSC	Federal Funds Effective Rate -10.75% (M)	TBD	(38,050)		(761)	(43)
COFCO Joycome Foods Limited (M)	GSC	1M HIBOR -8.50% (M)	TBD	(1,876,000)	HKD	(5,215)	(47)
Compal Electronics, INC. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(122,000)		(105)	(2)
Controladora Comercial Mexicana, S.A.B. de C.V. (M)	CIT	Federal Funds Effective Rate -0.50% (M)	TBD	(175,224)		(300)	(15)
DBS Group Holdings Ltd (M)	GSC	Singapore Swap Offer +0.50% (M)	TBD	74,377	SGD	2,390	28
Dyaco International Inc. (M)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(87,000)		(173)	3
Dyaco International Inc. (M)	HSB	Federal Funds Effective Rate -17.65% (M)	TBD	(385,000)		(765)	9
ELAN Microelectronics Corporation (M)	GSC	Federal Funds Effective Rate -6.25% (M)	TBD	(101,000)		(610)	(12)
Erste Group Bank AG (M)	GSC	1W Euribor +0.45% (M)	TBD	7,670	EUR	307	12
Formosa Petrochemical Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(125,000)		(427)	(7)
FULLSHARE HOLDINGS LIMITED (M)	GSC	1M HIBOR -7.25% (M)	TBD	(34,205,000)	HKD	(3,626)	(14)
Genius Brands International, Inc. (M)	GSC	Federal Funds Effective Rate -9.25% (M)	TBD	(52,000)		(1,039)	43
Global Lighting Technologies Inc. (M)	GSC	Federal Funds Effective Rate -10.50% (M)	TBD	(111,000)		(316)	(18)
Golden Agri-Resources Ltd. (M)	GSC	Singapore Swap Offer Rate +0.55% (M)	TBD	7,781,900	SGD	1,868	29
Grape King Bio Ltd. (M)	MSC	Federal Funds Effective Rate -3.88% (M)	TBD	(161,000)		(929)	(3)
Greatek Electronics Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	103,000		281	9
Grupo Comercial Chedraui, S.A.B. de C.V. (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	426,200		846	37
Guangdong Wens Foodstuff Group Co., Ltd. (M)	GSC	Federal Funds Effective Rate -5.00% (M)	TBD	(732,600)		(2,067)	(146)
Guangzhou Shangpin Home Collection Co., Ltd. (M)	GSC	Federal Funds Effective Rate -7.50% (M)	TBD	(147,300)		(1,006)	16
Hana Financial Group Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	41,491		1,543	(75)
HannStar Display Corporation (M)	GSC	Federal Funds Effective Rate -13.50% (M)	TBD	(1,072,000)		(661)	(43)
Hapvida Participacoes E Investimentos S/A (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(121,100)		(241)	15
Hartalega Holdings Berhad (M)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(859,800)		(1,081)	(103)
HIWIN Technologies Corp. (M)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(57,000)		(595)	(37)
Hotel Shilla Co., Ltd. (M)	GSC	Federal Funds Effective Rate -2.75% (M)	TBD	(9,035)		(586)	(7)
HUYA Inc. (M)	GSC	Federal Funds Effective Rate -0.53% (M)	TBD	(4,497)		(33)	2
Innolux Corporation (M)	GSC	Federal Funds Effective Rate -5.25% (M)	TBD	(1,893,000)		(1,306)	(37)
iQIYI, Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(146,228)		(755)	88
JB Financial Group Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	240,867		1,749	(57)
Jeronimo Martins, SGPS, S.A. (M)	GSC	1W Euribor +0.45% (M)	TBD	24,056	EUR	485	(2)
Joyy Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,505)		(130)	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Ju Teng International Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(754,000)	HKD	(890)	(11)
KE Holdings Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(4,354)		(84)	(3)
Kingsoft Cloud Holdings Limited (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(37,173)		(597)	11
Korea Kolmar Holdings Co.,Ltd (M)	CIT	Federal Funds Effective Rate -6.01% (M)	TBD	(35,092)		(918)	—
KT Corp (M)	HSB	Federal Funds Effective Rate -0.25% (M)	TBD	140,549		1,899	(132)
Kuaishou Technology (M)	CIT	1M HIBOR -1.25% (M)	TBD	(69,100)	HKD	(5,435)	58
Largan Precision Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(15,000)		(1,299)	(38)
LG Display Co., Ltd. (M)	GSC	Federal Funds Effective Rate -9.00% (M)	TBD	(60,548)		(1,129)	(127)
Light S.A. (M)	MSC	Federal Funds Effective Rate -1.25% (M)	TBD	(132,000)		(258)	(21)
Longfor Group Holdings Limited (M)	HSB	1M HIBOR +0.35% (M)	TBD	35,000	HKD	1,295	1
Lotte Shopping Co., Ltd. (M)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(9,596)		(714)	9
Luxshare Precision Industry (Kunshan) Co., Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(94,700)		(677)	(54)
Mail.ru Group Limited (M)	MSC	Federal Funds Effective Rate -2.50% (M)	TBD	(61,814)		(766)	50
Merry Electronics Co., Ltd. (M)	GSC	Federal Funds Effective Rate -4.00% (M)	TBD	(313,415)		(1,047)	(24)
Millicom International Cellular SA (M)	CIT	1M STIBOR -0.35% (M)	TBD	(8,922)	SEK	(2,184)	(12)
Modern Dental Group Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	933,000	HKD	5,206	(5)
Muyuan Foods Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(119,820)		(871)	(142)
NANTEX Industry Co., Ltd. (M)	GSC	Federal Funds Effective Rate -16.00% (M)	TBD	(67,000)		(210)	3
Nanya Technology Corporation (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	1,564,000		4,317	97
Naspers Ltd (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	29,384		883	28
National Bank of Kuwait S.A.K.P. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(53,119)		(172)	(3)
Natura & Co Holding SA (M)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(85,700)		(401)	9
NetDragon Websoft Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	473,000	HKD	9,278	(79)
New Hope Liuhe Co., Ltd. (M)	MSC	Federal Funds Effective Rate -9.64% (M)	TBD	(221,219)		(497)	(32)
Nongshim Co.,Ltd. (M)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(978)		(259)	(3)
Notre Dame Intermedica Participacoes S.A. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(39,300)		(446)	20
OI S.A. - In Judicial Reorganization (M)	GSC	Federal Funds Effective Rate -7.00% (M)	TBD	(1,166,600)		(162)	3
Orion Incorporation (M)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(9,683)		(889)	46
Ottogi Corporation (M)	CIT	Federal Funds Effective Rate -8.73% (M)	TBD	(2,950)		(1,150)	16
Ozon Holdings PLC (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(19,922)		(622)	32
PagSeguro Digital Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(9,952)		(255)	(6)
Paradise Co., Ltd. (M)	MSC	Federal Funds Effective Rate -4.25% (M)	TBD	(40,202)		(484)	(22)
Parex Resources Inc. (M)	GSC	Canada 1M Bankers' Acceptances Rate +0.40% (M)	TBD	38,508	CAD	818	18
Pinduoduo Inc. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(1,087)		(64)	1
Playtika Holding Corp. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(58,061)		(1,046)	42
Powertech Technology Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	346,000		1,214	8
PT Unilever Indonesia, Tbk. (M)	CIT	Federal Funds Effective Rate -2.53% (M)	TBD	(1,657,600)		(472)	(8)
PT Unilever Indonesia, Tbk. (M)	MBL	Federal Funds Effective Rate -4.00% (M)	TBD	(2,483,300)		(708)	(8)
PT. Bank Rakyat Indonesia (Persero) Tbk. (M)	CIT	Federal Funds Effective Rate -2.04% (M)	TBD	(1,200,300)		(342)	(4)
PTT Global Chemical Public Company Limited (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(66,200)		(114)	(3)
Public Joint Stock Company Detsky Mir (M)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	560,770		974	(3)
Public Joint Stock Company Sberbank of Russia (M)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	81,656		1,284	26
Rabigh Refining and Petrochemical Company (M)	GSC	Federal Funds Effective Rate -2.70% (M)	TBD	(14,556)		(83)	2
Raiffeisen Bank International AG (M)	MSC	1W Euribor +0.35% (M)	TBD	112,291	EUR	2,884	26
Rexon Industrial Corp. , Ltd (M)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(385,000)		(796)	9
Samsung Electronics Co Ltd (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	9,277		607	4
Samyang Holdings Corporation (M)	GSC	Federal Funds Effective Rate -17.00% (M)	TBD	(14,079)		(1,133)	6
Saudi Arabian Oil Company (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(88,115)		(832)	(8)
Shanghai International Port(Group) Co.,Ltd (M)	GSC	Federal Funds Effective Rate +1.01% (M)	TBD	672,900		598	(19)
SillaJen Inc (M)	GSC	Federal Funds Effective Rate -18.00% (M)	TBD	(23,634)		(63)	(2)
SK Hynix Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	15,277		1,594	89
SKSHU Paint Co., Ltd. (M)	HSB	Federal Funds Effective Rate -1.00% (M)	TBD	(57,700)		(1,112)	(148)
SMART Global Holdings, Inc. (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	20,840		1,313	166
Sunny Optical Technology (Group) Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(30,000)	HKD	(7,110)	(37)
Taiwan Semiconductor Manufacturing Company Limited (M)	HSB	Federal Funds Effective Rate -0.25% (M)	TBD	11,135		1,308	37
Taiwan Semiconductor Manufacturing Company Limited (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	17,960		2,109	60

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Taiwan Semiconductor Manufacturing Company Limited (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	8,558		184	7
Tencent Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	30,100	HKD	13,268	61
Tencent Music Entertainment Group (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(42,160)		(269)	(20)
Texhong Textile Group Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	196,500	HKD	1,916	14
Tiger Brands Limited (M)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(59,964)	ZAR	(10,385)	(29)
Top Glove Corporation Bhd (M)	MSC	Federal Funds Effective Rate -11.75% (M)	TBD	(178,200)		(89)	(23)
Top Glove Corporation Bhd (M)	HSB	Federal Funds Effective Rate -9.36% (M)	TBD	(1,902,000)		(949)	(241)
Toptec Co., Ltd. (M)	MSC	Federal Funds Effective Rate -4.00% (M)	TBD	(61,585)		(432)	(49)
TotalEnergies SE (M)	GSC	1W Euribor +0.45% (M)	TBD	38,629	EUR	1,715	10
True Corporation Public Company Limited (M)	MSC	Federal Funds Effective Rate -18.00% (M)	TBD	(5,194,900)		(703)	(43)
Ultrapar Participacoes S.A. (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(62,900)		(156)	(9)
United Overseas Bank Limited (M)	GSC	Singapore Swap Offer Rate +0.55% (M)	TBD	43,700	SGD	1,165	8
Wiwynn Corporation (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	23,000		889	38
Wix.Com Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,265)		(831)	—
Wuzhou Minovo Co., Ltd. (M)	GSC	Federal Funds Effective Rate +0.11% (M)	TBD	2,346,900		2,712	114
Xiaomi Corporation (M)	GSC	1M HIBOR -0.50% (M)	TBD	(238,400)	HKD	(4,387)	(15)
Xinyi Glass Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(265,000)	HKD	(4,929)	(31)
Yangtze Optical Fibre And Cable Joint Stocks Limited Company (M)	GSC	1M HIBOR +0.50% (M)	TBD	1,018,000	HKD	13,712	(69)
Zoomlion Heavy Industry Science and Technology Co.,Ltd (M)	GSC	1M HIBOR -0.50% (M)	TBD	(897,600)	HKD	(4,497)	11
							(628)

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Aerojet Rocketdyne Holdings, Inc. (M)	OBFR +0.75% (M)	BOA	12/05/22	2,500	—	48
Bristol-Myers Squibb Company (M)	OBFR +0.00% (M)	BOA	12/21/21	—	—	23
Brookfield Property Preferred LP (M)	OBFR +0.75% (M)	BOA	12/05/22	58	—	3
Cazoo Group Ltd (M)	OBFR -13.00% (M)	BOA	12/27/22	116	—	(35)
CNP Assurances (M)	OBFR +0.50% (M)	BOA	12/05/22	1,188	—	(10)
Cominar Real Estate Investment Trust (M)	OBFR +1.00% (M)	BOA	12/30/22	644	—	15
Xilinx, Inc. (M)	OBFR +0.75% (M)	BOA	12/05/22	149	—	10
Afterpay Limited (M)	1M LIBOR 0.50% (M)	GSC	09/05/22	324	—	(118)
AusNet Services Holdings Pty Ltd (M)	SOFR +0.61% (M)	GSC	01/09/23	404	—	14
Avast PLC (M)	1M LIBOR +0.50% (M)	GSC	09/12/22	5,835	—	144
BP Midstream Partners LP (M)	SOFR +1.01% (M)	GSC	01/23/23	144	—	2
Cazoo Group Ltd (M)	1M LIBOR -13.00% (M)	GSC	12/27/22	292	—	(76)
Coherent, Inc. (M)	1M LIBOR +0.50% (M)	GSC	07/14/22	7,782	—	(81)
Meggitt PLC (M)	1M LIBOR +0.70% (M)	GSC	10/17/22	5,211	—	(194)
Neles Finland Oy (M)	SOFR +0.61% (M)	GSC	01/02/23	234	—	5
Phillips 66 Partners LP (M)	SOFR +0.61% (M)	GSC	01/23/23	307	—	—
Siltronic AG (M)	1M LIBOR +0.50% (M)	GSC	05/09/22	222	—	(7)
Siltronic AG (M)	1M LIBOR +0.50% (M)	GSC	04/04/22	2,667	—	(175)
SUEZ (M)	1M LIBOR +0.50% (M)	GSC	12/19/22	558	—	6
Swedish Orphan Biovitrum AB (Publ) (M)	1M LIBOR +0.50% (M)	GSC	12/22/22	608	—	(151)
Sydney Airport Corporation Limited (M)	SOFR +0.61% (M)	GSC	12/29/22	1,075	—	46
Uniper SE (M)	1M LIBOR +0.50% (M)	GSC	12/12/22	38	—	3
Vifor Pharma Management AG (M)	SOFR +0.61% (M)	GSC	01/16/23	1,126	—	44
Welbilt, Inc. (M)	1M LIBOR +0.50% (M)	GSC	07/14/22	1,930	—	(30)
Willis Towers Watson Public Limited Company (M)	1M LIBOR +0.50% (M)	GSC	10/24/22	1,995	—	57
AusNet Services Holdings Pty Ltd (M)	OBFR +0.55% (M)	JPM	12/29/22	784	—	(10)
Deutsche Industrie Grundbesitz AG (M)	OBFR +0.55% (M)	JPM	12/16/22	296	—	(6)
Hitachi Metals, Ltd. (M)	OBFR +0.55% (M)	JPM	12/12/22	1,689	—	(66)
Lundin Energy AB (M)	OBFR +0.55% (M)	JPM	02/03/23	237	—	—
Nuance Communications, Inc. (M)	OBFR +0.38% (M)	JPM	08/15/22	6,520	—	91
SOHO China Limited (M)	OBFR +0.55% (M)	JPM	07/25/22	78	—	(48)
SUEZ (M)	OBFR +0.55% (M)	JPM	12/19/22	2,921	—	28
Ultra Electronics Holdings PLC (M)	OBFR +0.45% (M)	JPM	09/19/22	83	—	(6)
					—	(474)
Total return swap agreements - paying return
EQUITY

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Advanced Micro Devices, Inc. (M)	SOFR -0.35% (Q)	GSC	01/10/23	(13,071)	—	(506)
BHP Group Limited (M)	1M LIBOR -0.75% (M)	GSC	10/03/22	(1,767)	—	(1)
BHP Group Limited (M)	Federal Funds Effective Rate -0.99% (Q)	GSC	09/19/22	(1,753)	—	144
Block, Inc. (M)	OBFR +0.00% (Q)	GSC	02/08/23	(1,945)	—	743
II-VI Incorporated (M)	Federal Funds Effective Rate -0.35% (Q)	GSC	05/12/22	(3,178)	—	215
Valmet Oy (M)	SOFR -0.27% (Q)	GSC	01/02/23	(211)	—	(5)
Aker BP ASA (M)	OBFR -0.50% (Q)	JPM	02/03/23	(195)	—	1
BHP Group Limited (M)	OBFR -0.65% (Q)	JPM	10/07/22	(894)	—	18
CTP N.V. (M)	OBFR -0.40% (Q)	JPM	12/16/22	(303)	—	3
Guangdong Wens Foodstuff Group Co., Ltd. (M)	Federal Funds Effective Rate -6.95% (M)	MSC	09/23/22	(293)	—	(21)
Wangsu Science & Technology Co., Ltd. (M)	Federal Funds Effective Rate -9.85% (M)	MSC	09/23/22	(196)	—	(2)
					—	589
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	513,374	97,534	824	611,732
Corporate Bonds And Notes	—	318,012	1,457	319,469
Non-U.S. Government Agency Asset-Backed Securities	—	163,766	350	164,116
Government And Agency Obligations	—	132,791	—	132,791
Senior Floating Rate Instruments	—	14,562	136	14,698
Other Equity Interests	—	—	8,671	8,671
Preferred Stocks	5,900	—	169	6,069
Warrants	589	—	—	589
Rights	—	—	391	391
Short Term Investments	228,916	30,078	—	258,994
	748,779	756,743	11,998	1,517,520
Liabilities - Securities
Common Stocks	(217,655)	(2,618)	—	(220,273)
Investment Companies	(3,130)	—	—	(3,130)
Government And Agency Obligations	—	(1,526)	—	(1,526)
Corporate Bonds And Notes	—	(312)	—	(312)
Senior Floating Rate Instruments[1]	—	(7)	—	(7)
Short Term Investments	—	(18,255)	—	(18,255)
	(220,785)	(22,718)	—	(243,503)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,971	—	—	2,971
Centrally Cleared Interest Rate Swap Agreements	—	5,669	—	5,669
Centrally Cleared Credit Default Swap Agreements	—	4	—	4
Exchange Traded Futures Options	41	—	—	41
Exchange Traded Purchased Options	337	—	—	337
OTC Purchased Options	—	340	—	340
Open Forward Foreign Currency Contracts	—	1,041	—	1,041
OTC Contracts for Difference	—	1,804	—	1,804
OTC Total Return Swap Agreements	—	1,640	23	1,663
	3,349	10,498	23	13,870
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,168)	—	—	(3,168)
Centrally Cleared Interest Rate Swap Agreements	—	(786)	—	(786)
Centrally Cleared Credit Default Swap Agreements	—	(1)	—	(1)
Exchange Traded Futures Options	(59)	—	—	(59)
Exchange Traded Written Options	(569)	—	—	(569)
OTC Written Options	—	(174)	—	(174)
Open Forward Foreign Currency Contracts	—	(1,235)	—	(1,235)
OTC Interest Rate Swap Agreements	—	(1,684)	—	(1,684)
OTC Contracts for Difference	—	(2,430)	(2)	(2,432)
OTC Total Return Swap Agreements	—	(1,548)	—	(1,548)
	(3,796)	(7,858)	(2)	(11,656)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 94.3%
China 26.2%
AAC Technologies Holdings Inc. (a)	526	2,076
Alibaba Group Holding Limited (b) (c)	673	10,099
Alibaba Group Holding Limited - ADR (b)	103	12,300
Amoy Diagnostics Co., Ltd. - Class A	62	732
Angang Steel Company Limited - Class A (b)	636	374
Anhui Conch Cement Company Limited - Class H	93	461
Anhui Gujing Distillery Co., Ltd. - Class B	589	8,389
ANTA Sports Products Limited	223	3,349
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	6	286
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b) (c)	20	821
Autohome Inc. - Class A - ADR	98	2,886
Baidu, Inc. - Class A (b) (c)	109	2,014
Baidu, Inc. - Class A - ADR (b)	47	7,012
Baoshan Iron & Steel Co., Ltd. - Class A	413	464
BeiGene, Ltd. - ADR (b)	4	1,088
Beijing Capital International Airport Co. Ltd. - Class H (b)	6,642	4,064
Beijing Kingsoft Office Software Co.,Ltd - Class A (b)	115	4,765
BYD Company Limited - Class H	68	2,292
China Construction Bank Corporation - Class H	18,820	13,033
China International Travel Service Company, Limited - Class A	103	3,533
China Longyuan Power Group Corporation Limited - Class H	1,741	4,067
China Merchants Bank Co., Ltd. - Class H	471	3,657
China National Building Material Co., Ltd. - Class H	1,184	1,453
China Oilfield Services Ltd. - Class H	1,081	951
China Pacific Insurance (Group) Co., Ltd. - Class H	497	1,346
China Resources Gas Group Ltd.	1,494	8,446
China Yangtze Power Co., Ltd. - GDR (d) (e)	35	1,226
China Yangtze Power Co., Ltd. - Class A	167	593
CIFI Holdings (Group) Co. Ltd.	2,667	1,607
Contemporary Amperex Technology Co., Limited - Class A	99	9,105
Country Garden Services Holdings Company Limited	233	1,399
CSC Financial Co., Ltd. - Class H (a) (c)	1,778	1,947
CSPC Pharmaceutical Group Ltd.	703	764
ENN Energy Holdings Ltd.	98	1,840
Fuyao Glass Industry Group Co., Ltd. - Class A	521	3,853
Ganfeng Lithium Co., Ltd. - Class H (c)	124	1,962
Glodon Company Limited - Class A	92	923
Glosel Co., Ltd. - Class H (a) (b) (c)	24	240
Guangdong Hisense Home Appliances Co., Ltd. - Class A	2,586	6,138
Guangdong Investment Ltd.	6,120	7,782
Guangzhou GRG Metrology & Test Co., Ltd. - Class A (b)	1,401	5,950
Guangzhou Tinci Materials Technology Co., Ltd. - Class A (b)	63	1,127
Hangzhou Tigermed Consulting Co., Ltd - Class A	15	292
Hangzhou Tigermed Consulting Co., Ltd - Class H (c)	50	628
Hosa International Limited (f)	7,408	—
Hualan Biological Engineering, Inc. - Class A	174	793
Huayu Automotive Systems Co., Ltd. - Class A	1,332	5,908
Hundsun Technologies Inc. - Class A	558	5,442
Industrial and Commercial Bank of China Limited - Class H	6,383	3,635
JD.com, Inc. - Class A (b)	11	401
JD.com, Inc. - Class A - ADR (b)	31	2,206
Joyy Inc. - Class A - ADR	140	6,380
KE Holdings Inc - Class A - ADR (b)	219	4,406
Kingdee International Software Group Co. Ltd. (b)	2,846	8,729
Kunlun Energy Co. Ltd.	6,292	5,907
Kweichow Moutai Co. Ltd. - Class A	2	738
Li Ning Company Limited	1,780	19,497
Longfor Group Holdings Limited	1,518	7,146
Meituan Dianping - Class B (b) (c)	366	10,540
NARI Technology Co., Ltd. - Class A	1,109	6,958
NetEase, Inc.	68	1,363
New Oriental Education & Technology Group - ADR (b)	107	225
Ping An Bank Co., Ltd. - Class A	1,750	4,518
Ping An Insurance (Group) Co of China Ltd - Class A	528	4,167
Ping An Insurance (Group) Co of China Ltd - Class H	488	3,514
Proya Cosmetics Co., Ltd. - Class A	53	1,737
Qingdao Haier Biomedical Co Ltd - Class A (b)	314	4,470
Shandong Sinocera Functional Material Co., Ltd. - Class A	44	293
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	983	1,227
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	58	1,456
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	23	1,356
Shenzhou International Group Holdings Limited	886	16,995
Silergy Corp.	116	21,148
Sinoma Science & Technology Co.,Ltd. - Class A (b)	281	1,500
Sunac China Holdings Limited	429	649
TAL Education Group - Class A - ADR (b)	28	111
Tencent Holdings Limited	736	42,811
Tongcheng-Elong Holdings Limited (b) (c)	3,484	6,456
Tongdao Liepin Group (b) (c)	2,216	5,417
Trip.com Group Limited (b)	27	665
Trip.com Group Limited - ADR (b)	66	1,616
Tsingtao Brewery Co.,Ltd. - Class H	838	7,836
Weibo Corporation - Class A - ADR (b)	192	5,933
Wuliangye Yibin Co., Ltd. - Class A	277	9,623
WuXi AppTec Co., Ltd. - Class H (c)	657	11,388
Wuxi Biologics Cayman Inc (b) (c)	42	501
Wuxi Lead Intelligent Equipment Co., Ltd. - Class A	36	422
XPeng Inc - ADR (b)	150	7,561
Xpeng Inc. (b)	36	852
Yangzijiang Shipbuilding (Holdings) Ltd.	6,400	6,369
Yatsen Holding Ltd - ADR (b)	477	1,026
Yifeng Pharmacy Chain Co., Ltd. - Class A	153	1,319
YiHai International Holdings Limited (a)	498	2,303
Yunnan Botanee Bio-Technology Group Co. Ltd - Class A	18	526
Yunnan Energy New Material Co., Ltd. - Class A	61	2,379
Zai Lab (PTY) LTD (b)	7	480
Zai Lab (PTY) LTD - ADR (b)	9	575
Zhejiang Huayou Cobalt Co., Ltd. - Class A	55	947
Zhejiang Runtu Co., Ltd. - Class A	1,982	2,980
		420,734
India 11.8%
Ambuja Cements Limited	1,443	7,323
Ashok Leyland Limited	1,249	2,066
Asian Paints Limited	128	5,818
Avenue Supermarts Limited (b) (c)	79	4,999
Axis Bank Limited (b)	379	3,452
Bharti Airtel Limited (b)	45	212
Bharti Airtel Ltd. (b)	572	5,258
Computer Age Management Services Private Limited	196	7,039
Dabur India Ltd.	88	686
Divi's Laboratories Ltd.	251	15,848
HDFC Bank Limited	543	10,766
Hindalco Industries Limited	349	2,238
Hindustan Unilever Ltd.	56	1,790
ICICI Bank Limited	919	9,151
ICICI Bank Limited - ADR	190	3,758
Indiamart Intermesh Limited	46	4,038
Infosys Ltd. - ADR	136	3,452
Kotak Mahindra Bank Ltd.	769	18,546
Mahindra & Mahindra Ltd.	295	3,316
Multi Commodity Exchange of India Limited	353	7,521
Oracle Financial Services Software Limited	199	10,648
Petronet LNG Limited	1,912	5,562
PI Industries Limited	142	5,783
Power Grid Corporation of India Limited	521	1,434

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Reliance Industries Ltd.	310	9,895
Shriram Transport Finance Company Limited	215	3,511
Star Health and Allied Insurance Company Limited (b)	964	10,216
Tata Steel Ltd.	40	600
Tech Mahindra Limited	404	9,730
WNS (Holdings) Limited - ADR (b)	163	14,414
		189,070
Taiwan 9.7%
ADDCN Technology Co., Ltd.	715	6,884
Airtac International Group	258	9,534
ASE Technology Holding Co., Ltd.	743	2,844
ASMedia Technology Inc.	13	885
E. Sun Financial Holding Co. Ltd.	2,343	2,373
GlobalWafers Co., Ltd.	78	2,512
Hon Hai Precision Industry Co. Ltd.	2,660	9,988
Kerry TJ Logistics Company Limited	2,148	3,493
MediaTek Inc.	406	17,448
Parade Technologies Ltd.	30	2,292
Realtek Semiconductor Corp.	172	3,590
Sporton International Inc.	947	7,420
Taiwan Secom Co., Ltd.	929	3,486
Taiwan Semiconductor Manufacturing Co. Ltd.	3,474	77,220
Voltronic Power Technology Corporation	76	4,221
Yageo Corp.	63	1,099
		155,289
South Korea 7.3%
Amorepacific Corporation	53	7,409
Coupang, Inc. - Class A (b)	239	7,030
Douzon Bizon Co. Ltd.	76	4,655
E-MART Inc.	11	1,392
Hyundai Motor Co.	33	5,826
Kangwon Land Inc. (b)	126	2,549
Kia Motors Corp.	27	1,858
LG Household & Health Care Ltd.	4	4,036
NAVER Corp.	35	11,207
Nice Information Service Co., Ltd.	457	6,898
POSCO	4	867
S1 Corp.	133	8,245
Samsung Electronics Co. Ltd.	468	30,806
SaraminHR Co., Ltd.	246	8,570
Shinhan Financial Group Co. Ltd.	67	2,083
SK innovation Co., Ltd. (b)	19	3,880
SK Telecom Co. Ltd.	31	1,510
Webcash Corp.	223	5,019
Younglimwon Soft Lab Co., Ltd.	281	2,641
		116,481
Russian Federation 4.6%
Gazprom OAO Via Gaz Capital SA - ADR	792	7,294
HeadHunter Group PLC - ADR (a)	215	10,980
Mobile Telesystems PJSC - ADR	112	887
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	5,285	10,745
Public Joint Stock Society "Sberbank of Russia"	986	3,864
Public Joint Stock Society "Sberbank of Russia" - ADR	443	7,088
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	2	669
Public Joint Stock Society Novatek - GDR (c)	27	6,357
Public Joint Stock Society Oil Company "Lukoil" - ADR	91	8,197
Yandex N.V. - Class A (b)	288	17,396
		73,477
Brazil 4.5%
American Beverage Co Ambev	1,736	4,847
Banco BTG Pactual S.A.	794	2,994
Boa Vista Servicos S/A	5,222	5,632
Energisa S/A	131	1,042
Hapvida Participacoes E Investimentos Ltda (c)	2,201	4,095
Localiza Rent A Car S/A	65	618
Magazine Luiza S.A.	7,576	9,792
Notre Dame Intermedica Participacoes S.A. (c)	537	5,808
NU Holdings Ltd. - Class A (b)	461	4,320
Petroleo Brasileiro SA	521	2,864
Raia Drogasil S.A.	270	1,181
Tegma Gestao Logistica SA (g)	3,667	10,300
TOTVS S.A.	727	3,728
Vale S.A. - ADR	294	4,120
Vasta Platform Limited - Class A (a) (b) (g)	1,343	5,680
XP Inc. - Class A (b)	167	4,790
		71,811
Hong Kong 4.2%
AIA Group Limited	1,935	19,510
Angang Steel Company Limited - Class H	172	77
China Gas Holdings Ltd.	1,201	2,502
China Mengniu Dairy Company Limited	2,929	16,602
ESR Cayman Limited (b) (c)	183	619
Galaxy Entertainment Group Ltd. (b)	1,550	8,006
Sands China Ltd. (b)	1,316	3,062
Shimao Property Holdings Limited (a)	355	232
Techtronic Industries Company Limited	819	16,312
Zhongsheng Group Holdings Limited	158	1,232
		68,154
Mexico 3.6%
Corporacion Moctezuma S.A.B. de C.V.	2,080	6,654
Fresnillo PLC	495	5,988
Gruma SAB de CV - Class B	493	6,327
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	1,155	7,762
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	45	6,227
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR (a)	42	8,590
Grupo Mexico SAB de CV - Class B	1,199	5,230
Orbia Advance Corporation, S.A.B. de C.V.	1,680	4,288
Wal - Mart de Mexico, S.A.B. de C.V.	1,903	7,084
		58,150
Thailand 2.4%
Airports of Thailand Public Company Limited	1,935	3,525
Bangkok Dusit Medical Services Public Company Limited.	7,504	5,163
Central Pattana Public Company Limited	361	610
CP ALL Public Company Limited	1,025	1,809
Humanica Limited	22,414	8,167
Kasikornbank PCL	1,381	5,854
Land and Houses Public Company Limited - NVDR	7,584	1,997
Land and Houses Public Company Limited	13,441	3,539
Union Auction Public Company Limited (g)	27,995	8,646
		39,310
Indonesia 2.4%
Bank Rakyat Indonesia Persero Tbk PT	41,715	12,052
PT Avia Avian Tbk (b)	82,303	5,330
PT Sarana Menara Nusantara Tbk	84,702	6,681
PT. Bank Central Asia Tbk	21,929	11,267
Telekomunikasi Indonesia (Persero), PT TBK	7,438	2,111
Unilever Indonesia Tbk PT	1,396	403
		37,844
United Kingdom 2.1%
Anglo American PLC	53	2,151
Baltic Classifieds Group PLC (b)	3,957	13,543
Hikma Pharmaceuticals Public Limited Company	26	769
Vivo Energy PLC (c)	4,680	8,379
Wizz Air Holdings PLC (b) (c)	165	9,318
		34,160
South Africa 2.1%
Capitec Bank Holdings Ltd.	68	8,662
Clicks Group Ltd.	253	5,014
FirstRand Ltd.	2,737	10,432
Gold Fields Limited	254	2,793
Impala Platinum Holdings Limited	71	999
Old Mutual Public Limited Company	2,919	2,397
Rand Merchant Investment Holdings Limited	858	2,433
Sibanye Stillwater	294	907
		33,637
Poland 1.9%
"Dino Polska" Spolka Akcyjna (b) (c)	77	6,999
Grupa Pracuj Spolka Akcyjna (b)	421	7,580

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	630	5,513
Wirtualna Polska Holding Spolka Akcyjna	307	10,758
		30,850
Netherlands 1.7%
ASML Holding	4	2,829
BE Semiconductor Industries N.V.	89	7,537
Prosus N.V. (a)	214	17,592
		27,958
United States of America 1.4%
EPAM Systems, Inc. (b)	29	19,080
Freshworks, Inc. - Class A (a) (b)	126	3,307
		22,387
Malaysia 1.3%
Carlsberg Brewery Malaysia Berhad	1,172	5,657
CIMB Group Holdings Bhd	6,963	9,108
Heineken Malaysia Berhad	1,203	6,012
		20,777
Luxembourg 1.2%
Globant S.A. (b)	46	14,592
Tenaris SA	476	4,989
		19,581
Kazakhstan 1.0%
Kaspi.Kz, Ao - GDR (e)	136	15,906
Saudi Arabia 0.9%
KeyBank National Association	541	9,287
Saudi British Bank	576	5,053
		14,340
Singapore 0.6%
Haw Par Corp. Ltd.	647	5,453
Jardine Cycle & Carriage Ltd.	251	3,838
SEA, Ltd. - Class A - ADR (b)	4	914
		10,205
Hungary 0.5%
OTP Bank Plc (b)	153	7,841
Philippines 0.4%
Ayala Land Inc.	1,857	1,337
Bank of the Philippine Islands	1,381	2,495
BDO Unibank, Inc.	1,335	3,157
		6,989
Sweden 0.4%
VNV Global AB (publ) (b)	571	6,616
Iceland 0.4%
Marel hf (c)	917	6,214
Switzerland 0.4%
LafargeHolcim Ltd.	111	5,655
Cyprus 0.3%
TCS Group Holding PLC - GDR (c)	60	5,070
Czech Republic 0.2%
Komercni Banka A/S	89	3,828
Japan 0.2%
NEXON Co.,Ltd.	41	782
Tokyo Electron Ltd.	5	2,846
		3,628
Bermuda 0.2%
Credicorp Ltd.	28	3,371
Chile 0.2%
Banco de Chile	39,619	3,052
Vietnam 0.1%
Taisun Int'l (Holding) Corp.	572	2,120
Greece 0.1%
Hellenic Telecommunications Organization SA - Class R	60	1,110
United Arab Emirates 0.0%
NMC Health PLC (f)	119	—
Total Common Stocks (cost $1,305,334)		1,515,615
PREFERRED STOCKS 0.9%
South Korea 0.5%
Samsung Electronics Co. Ltd., 1.00% (h)	124	7,445
Brazil 0.4%
Banco Bradesco S.A. (i)	1,775	6,122
Gerdau SA	169	825
		6,947
Total Preferred Stocks (cost $13,155)		14,392
WARRANTS 0.6%
China 0.6%
CITIC Limited (b)	109	8,755
Total Warrants (cost $5,379)		8,755
INVESTMENT COMPANIES 0.3%
United States of America 0.3%
iShares Core MSCI Emerging Markets ETF	78	4,678
Total Investment Companies (cost $4,709)		4,678
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.6%
JNL Government Money Market Fund, 0.01% (g) (j)	44,198	44,198
T. Rowe Price Government Reserve Fund, 0.06% (g) (j)	14,352	14,352
		58,550
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.03% (g) (j)	1,435	1,435
Total Short Term Investments (cost $59,985)		59,985
Total Investments 99.8% (cost $1,388,562)		1,603,425
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net 0.2%		3,518
Total Net Assets 100.0%		1,606,941

(a) All or a portion of the security was on loan as of December 31, 2021.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $17,132 and 1.1% of the Fund.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Investment in affiliate.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Convertible security.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Multi-Manager Emerging Markets Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Tegma Gestao Logistica SA	11,035	5,879	—	429	—	(6,614)	10,300	0.6
Union Auction Public Company Limited	9,419	—	121	321	59	(711)	8,646	0.5
Vasta Platform Limited - Class A	10,467	4,028	—	—	—	(8,815)	5,680	0.4
	30,921	9,907	121	750	59	(16,140)	24,626	1.5

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	07/07/20	3,929	6,999	0.4
Alibaba Group Holding Limited	04/20/20	16,127	10,099	0.6
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/06/21	935	821	0.1
Avenue Supermarts Limited	04/21/20	2,407	4,999	0.3
Baidu, Inc. - Class A	11/26/21	2,013	2,014	0.1
CSC Financial Co., Ltd. - Class H	05/14/20	2,165	1,947	0.1
ESR Cayman Limited	06/08/21	620	619	—
Ganfeng Lithium Co., Ltd. - Class H	05/10/21	1,688	1,962	0.1
Glosel Co., Ltd. - Class H	11/25/21	312	240	—
Hangzhou Tigermed Consulting Co., Ltd - Class H	07/31/20	1,046	628	0.1
Hapvida Participacoes E Investimentos Ltda	04/16/20	4,365	4,095	0.3
Marel hf	04/21/20	3,916	6,214	0.4
Meituan Dianping - Class B	08/17/21	10,647	10,540	0.7
Notre Dame Intermedica Participacoes S.A.	05/20/21	6,069	5,808	0.4
Public Joint Stock Society Novatek	08/16/21	5,076	6,357	0.4
TCS Group Holding PLC	08/10/21	5,784	5,070	0.3
Tongcheng-Elong Holdings Limited	04/20/20	6,285	6,456	0.4
Tongdao Liepin Group	04/22/20	4,729	5,417	0.3
Vivo Energy PLC	03/25/21	6,682	8,379	0.5
Wizz Air Holdings PLC	04/16/20	5,196	9,318	0.6
WuXi AppTec Co., Ltd. - Class H	04/20/20	5,921	11,388	0.7
Wuxi Biologics Cayman Inc	09/11/20	363	501	—
		96,275	109,871	6.8

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	MSC	01/03/22	HKD	2,597	333	—
HKD/USD	HSB	01/04/22	HKD	294	38	—
USD/GBP	BBH	01/04/22	GBP	(89)	(121)	—
USD/HKD	BBH	01/04/22	HKD	(11,183)	(1,434)	—
USD/HKD	SSB	01/04/22	HKD	(156)	(20)	—
USD/HKD	SSB	01/05/22	HKD	(662)	(85)	—
USD/HKD	SSB	01/06/22	HKD	(651)	(84)	—
USD/PHP	SSB	01/03/22	PHP	(195)	(4)	—
USD/PHP	SSB	01/05/22	PHP	(1,115)	(22)	—
USD/THB	SSB	01/04/22	THB	(14,493)	(434)	(2)
USD/ZAR	BBH	01/04/22	ZAR	(1,790)	(112)	—
					(1,945)	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	238,344	1,277,271	—	1,515,615
Preferred Stocks	14,392	—	—	14,392
Warrants	8,755	—	—	8,755
Investment Companies	4,678	—	—	4,678
Short Term Investments	59,985	—	—	59,985
	326,154	1,277,271	—	1,603,425
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(2)	—	(2)
	—	(2)	—	(2)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.0%
Japan 18.9%
Akatsuki Inc.	32	804
Anicom Holdings, Inc.	153	1,104
BayCurrent Consulting , Inc.	12	4,597
Bengo4.com, Inc. (a) (b)	81	4,241
BML Inc.	23	709
COLOPL, Inc.	277	1,582
Credit Saison Co. Ltd.	274	2,886
DaikyoNishikawa Corporation	141	716
Daiwabo Holdings Co., Ltd.	147	2,357
DMG Mori Co., Ltd.	123	2,120
Edion Corp.	179	1,672
eGuarantee, Inc.	152	3,058
Freee K.K. (a)	45	2,476
Fujikura Ltd.	366	1,799
Ga Technologies Co., Ltd. (a) (b)	94	1,068
GMO Financial Gate, Inc.	14	3,301
Gulliver International Co. Ltd.	147	925
HANWA Co., Ltd.	42	1,196
Healios K.K (a)	142	1,583
Hosiden Corporation.	85	852
Ichiyoshi Securities Co., Ltd.	249	1,427
Infomart Corporation	344	2,803
Inter Action Corporation	56	1,207
IRISO Electronics Co., Ltd.	43	1,607
istyle Inc. (a) (b)	374	873
Japan Elevator Service Holdings Co.,Ltd.	103	1,920
JEOL Ltd.	88	7,024
JMDC Inc. (a)	53	3,966
Kamakura Shinsho, Ltd. (b)	309	1,632
Kandenko Co., Ltd.	104	774
KATITAS Co., Ltd.	165	6,377
Kawasaki Kisen Kaisha, Ltd.	98	5,888
KH Neochem Co., Ltd.	73	2,031
Kintetsu World Express, Inc.	63	1,647
Kitanotatsujin Corporation	557	1,623
Kmto Energy K.K.	115	2,258
Kobe Bussan Co., Ltd.	125	4,854
Komeri Co.,Ltd.	45	994
K's Holdings Corporation	261	2,534
Kumagai Gumi Co., Ltd.	50	1,243
Locondo, Inc. (b)	109	1,229
MegaChips Corporation	177	7,919
Miraca Holdings Inc.	62	1,571
Mirait Holdings Corp.	90	1,478
Mitsui OSK Lines Ltd.	29	2,176
mixi, Inc.	77	1,348
Money Forward, Inc. (a)	56	3,378
Net Protections Holdings, Inc. (a)	355	4,796
Nippon Electric Glass Co. Ltd. (b)	135	3,453
Nippon Television Holdings Inc.	171	1,743
NISHIMATSUYA CHAIN Co., Ltd.	111	1,332
Nissha Co., Ltd. (b)	52	751
Optex Co., Ltd.	103	1,475
Outsourcing Inc. (b)	208	2,804
PLAID, Inc. (a) (b)	128	2,351
Raksul, Inc. (a)	168	8,327
Sansan, Inc. (a)	130	2,821
Sato Holdings Corporation	69	1,329
Seino Holdings Corp.	89	900
SHIFT, Inc. (a)	19	3,958
Shimamura Co. Ltd.	61	5,161
Sojitz Corp.	399	5,994
transcosmos inc.	48	1,357
Tsugami Corporation	345	5,261
Uzabase Inc. (a)	55	702
Wealthnavi Inc. (a)	124	2,189
Yume No Machi Souzou Iinkai Co. Ltd. (a)	119	948
		168,479
Sweden 10.0%
Addtech AB - Class B	435	10,390
Arjo AB (publ) - Class B	169	2,067
Avanza Bank Holding AB	444	16,286
Bactiguard Holding AB - Class B (a) (b)	54	979
Cary Group Holding AB (a) (b)	443	5,252
CellaVision AB	24	868
Dometic Group AB (publ) (c)	356	4,674
Hemnet AB (a)	200	3,704
HMS Networks AB	98	6,082
Nordnet AB	162	3,107
Paradox Interactive AB (publ) (b)	108	2,126
Samhallsbyggnadsbolaget i Norden AB - Class B	200	1,468
Sdiptech AB (publ) - Class B (a)	79	4,137
Sectra Aktiebolag - Class B (a)	152	3,368
SSAB AB - Class B (a)	1,214	6,117
Storytel Sweden AB - Class B (a) (b)	63	1,158
Swedencare AB (publ)	261	4,448
Thule Group AB (c)	65	3,918
Vitec Software Group AB (publ) - Class B	82	5,030
VNV Global AB (publ) (a)	230	2,661
Xvivo Perfusion Aktiebolag (a)	45	1,383
		89,223
United Kingdom 9.3%
Alpha FX Group PLC	112	3,328
Computacenter PLC	65	2,551
Diploma PLC	97	4,425
Dixons Carphone PLC	656	1,015
Dotdigital Group PLC (a)	446	1,197
Endava PLC - Class A - ADR (a)	33	5,619
Evraz PLC	718	5,855
FD Technologies Public Limited Company (a)	107	2,908
FDM Group (Holdings) PLC	168	2,888
Games Workshop Group PLC	35	4,664
Hotel Chocolat Group PLC (a)	252	1,724
Integrafin Holdings PLC (c)	443	3,358
Investec PLC	538	2,916
Keller Group PLC	114	1,527
Man Group PLC	1,059	3,254
Molten Ventures PLC (a)	224	3,095
Naked Wines PLC (a) (b)	356	3,135
Redde Northgate PLC	467	2,765
Royal Mail PLC	941	6,453
Softcat PLC	143	3,502
Team17 Group Plc (a)	602	6,360
Victoria P.L.C. (a)	360	5,843
Wizz Air Holdings PLC (a) (c)	84	4,748
		83,130
Taiwan 9.2%
Airtac International Group	412	15,242
AmTran Technology Co., Ltd.	5,293	3,391
ASPEED Technology Inc.	127	16,379
Chicony Electronics Co. Ltd.	459	1,365
Chroma ATE Inc.	680	4,907
Coretronic Corp.	1,826	6,100
General Interface Solution Holding Ltd.	961	3,549
Giga-Byte Technology Co. Ltd.	1,084	6,106
Global Unichip Corp.	293	6,213
Kindom Construction Corp.	1,217	1,661
SIBON Electronics Co., Ltd.	436	4,480
Simplo Technology Co. Ltd.	469	5,593
Supreme Electronics Co., Ltd.	481	878
TCI Co., Ltd.	166	1,255
Universal Vision Biotechnology Co., Ltd.	407	4,174
WT Microelectronics Co., Ltd.	441	1,172
		82,465
Canada 6.3%
AGF Holdings Inc. - Class B	606	4,000
Artis Real Estate Investment Trust	257	2,425
CAE Inc. (a)	158	3,996
Canfor Corporation (a)	250	6,348
Cargojet Inc. (b)	28	3,629
Celestica Inc. (a)	103	1,148
Crescent Point Energy Corp.	618	3,300
Descartes Systems Group Inc. (a)	57	4,684
Docebo Canada Inc. (a) (b)	103	6,877

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
FirstService Corporation	26	5,031
Interfor Corporation	213	6,826
Kinaxis Inc. (a)	51	7,194
Minto Apartment Limited Partnership	49	855
		56,313
Switzerland 4.7%
ALSO Holding AG - Class N	7	2,229
Bossard Holding AG	13	4,561
Global Blue Group Holding AG (a) (b)	392	2,507
medmix AG (a)	113	5,632
PolyPeptide Group AG (a) (d)	64	9,566
Sensirion Holding AG (a) (c)	49	7,109
Siegfried Holding AG - Class N	5	4,756
Tecan Group AG - Class N	8	4,768
u-blox Holding AG - Class N (a)	14	1,066
		42,194
Italy 4.6%
Azimut Holding S.p.A.	61	1,696
Banca IFIS S.p.A.	51	982
Brunello Cucinelli S.p.A. (a)	141	9,717
Esprinet S.P.A (b)	76	1,120
Interpump Group SpA	65	4,740
Reply S.p.A.	52	10,590
Stevanato Group Societa' Per Azioni (a)	259	5,810
Technogym S.p.A. (c)	311	2,991
Unipol Gruppo Finanziario S.P.A.	639	3,469
		41,115
South Korea 4.3%
AfreecaTV Co., Ltd.	22	3,793
BNK Financial Group Inc.	536	3,780
Cafe24 Corp. (a)	58	1,334
Daesang Corporation	52	1,011
DGB Financial Group	265	2,093
DL E&C Co., Ltd. (a)	9	924
Douzon Bizon Co. Ltd.	93	5,696
Genexine, Inc. (a)	14	682
Hanwha Corp.	87	2,293
Hyosung TNC Corporation	4	1,863
JB Financial Group Co. Ltd.	152	1,065
Koh Young Technology Inc.	309	6,134
Korea Land Development Corp.	406	890
LG International Corp.	50	1,114
Meritz Fire & Marine Insurance Co. Ltd.	62	1,764
Posco Daewoo Corp.	197	3,715
		38,151
India 4.2%
Birlasoft Solutions Ltda	643	5,313
CESC Ltd	935	1,104
Computer Age Management Services Private Limited	88	3,158
Creditaccess Grameen Limited (a) (c)	166	1,333
Indian Energy Exchange Limited	1,080	3,677
Jindal Steel and Power Limited (a)	739	3,760
National Aluminium Co Ltd	3,885	5,299
Oil India Limited	474	1,273
Power Finance Corporation Limited	2,792	4,512
Syngene International Ltd. (a) (c)	449	3,748
WNS (Holdings) Limited - ADR (a)	51	4,523
		37,700
Germany 3.9%
Aumann AG (a) (c)	45	711
Bilfinger SE	47	1,584
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	50	5,388
HORNBACH Holding AG & Co. KGaA	9	1,291
Hypoport SE - Class N (a)	20	11,796
Klockner & Co SE - Class N (a)	143	1,749
Mensch und Maschine Software SE	35	2,679
New Work SE - Class N	13	3,188
Steico Se	23	2,978
Veganz Group AG (a) (c)	10	1,030
Wuestenrot & Wuerttembergische AG - Class N	102	2,046
		34,440
Australia 3.0%
Cleanspace Holdings Limited (a)	895	941
GrainCorp Limited - Class A	572	3,443
Harvey Norman Holdings Ltd.	784	2,817
Healius Limited	762	2,935
JB Hi-Fi Limited	99	3,489
Metcash Limited	1,376	4,510
Netwealth Group Ltd.	254	3,268
New Hope Corp. Ltd. (b)	803	1,306
PEXA Group Limited (a) (b)	264	3,829
		26,538
Brazil 2.3%
CI&T Inc - Class A (a)	391	4,652
Companhia de Saneamento de Minas Gerais - Copasa MG	684	1,563
Empreendimentos Pague Menos S.A (a)	1,288	2,162
Grupo SBF S/A (a)	750	3,040
JHS F PAR S/A	2,006	2,014
Magazine Luiza S.A.	5,314	6,868
		20,299
Denmark 2.1%
ALK-Abello A/S - Class B (a)	18	9,816
Dampskibsselskabet NORDEN A/S	53	1,351
PER AARSLEFF Holding A/S - Class B	20	920
Royal Unibrew A/S	47	5,260
Scandinavian Tobacco Group A/S (c)	69	1,459
		18,806
Israel 2.0%
InMode Ltd (a)	38	2,650
Maytronics Ltd.	427	10,534
Neogames S.A. (a)	103	2,855
ZIM Integrated Shipping Services Ltd	32	1,883
		17,922
Netherlands 1.3%
ASR Nederland N.V.	138	6,353
BE Semiconductor Industries N.V.	65	5,508
		11,861
Hong Kong 1.2%
Hypebeast Limited (a)	6,142	857
Johnson Electric Holdings Limited	1,246	2,638
Kerry Properties Ltd.	898	2,339
Pacific Basin Shipping Limited	7,831	2,877
Texhong Textile Group Limited	616	813
West China Cement Ltd.	6,314	1,127
		10,651
China 1.0%
Angel Yeast Co., Ltd. - Class A	422	3,981
Huaxin Cement Co. Ltd. - Class B	1,779	3,274
Yangzijiang Shipbuilding (Holdings) Ltd.	1,964	1,954
		9,209
France 1.0%
ESI Group (a)	18	1,534
Fnac Darty	23	1,486
SOITEC (a)	19	4,739
Television Francaise 1	95	947
		8,706
Singapore 1.0%
BW LPG PTE. LTD.	211	1,195
Golden Agri-Resources Ltd.	6,159	1,122
TDCX Inc. - Class A - ADR (a)	241	4,608
Yanlord Land Group Limited	1,991	1,639
		8,564
Finland 0.8%
Harvia Oyj	60	4,024
Qt Group Oyj (a)	24	3,575
		7,599
Thailand 0.8%
AP (Thailand) Public Company Limited	5,258	1,502
Mega Lifesciences Public Company Limited	851	1,288
Sansiri Public Company Limited	44,108	1,623
Sri Trang Agro-Industry Public Company Limited	1,117	1,039

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Supalai Public Company Limited	2,439	1,656
		7,108
Norway 0.6%
Eurizon Opportunita	153	1,223
Flex Lng Ltd.	70	1,558
Golden Ocean Group Limited	250	2,307
		5,088
Indonesia 0.6%
PT Erajaya Swasembada Tbk	24,082	1,015
PT Indo Tambangraya Megah Tbk	1,425	2,040
PT Tambang Batubara Bukit Asam Tbk	10,414	1,985
		5,040
Spain 0.5%
Fluidra S.A.	114	4,566
Mexico 0.5%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	250	4,498
Turkey 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi - Class A	708	1,587
Haci Omer Sabanci Holding A.S. - Class A	1,726	1,729
Turk Traktor - Class A	47	792
		4,108
Vietnam 0.4%
FPT Corporation	875	3,575
Ireland 0.4%
Keywords Studios PLC	89	3,541
Cyprus 0.4%
Cian PLC - ADR (a)	268	3,302
Poland 0.3%
Asseco Poland SA	37	803
InPost S.A. (a)	187	2,266
		3,069
United States of America 0.3%
Burford Capital Limited - Class C	213	2,228
Cellectis - ADR (a)	99	803
		3,031
Belgium 0.3%
Biocartis Group (a) (b) (c)	120	493
Melexis	21	2,444
		2,937
Russian Federation 0.3%
HeadHunter Group PLC - ADR	56	2,860
Total Common Stocks (cost $802,349)		866,088
INVESTMENT COMPANIES 0.8%
United States of America 0.8%
Vanguard FTSE All-World ex-US Small-Cap Index Fund	51	6,848
Total Investment Companies (cost $6,832)		6,848
PREFERRED STOCKS 0.2%
Germany 0.1%
Dragerwerk AG & Co. KGaA (e)	19	1,172
Brazil 0.1%
Companhia Paranaense de Energia Copel - Class B	993	1,148
Total Preferred Stocks (cost $2,710)		2,320
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.9%
JNL Government Money Market Fund, 0.01% (f) (g)	17,033	17,033
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund, 0.03% (f) (g)	4,974	4,974
Total Short Term Investments (cost $22,007)		22,007
Total Investments 100.5% (cost $833,898)		897,263
Other Assets and Liabilities, Net (0.5)%		(4,357)
Total Net Assets 100.0%		892,906

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $9,566 and 1.1% of the Fund.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/16/21	762	711	0.1
Biocartis Group	04/15/21	656	493	0.1
Creditaccess Grameen Limited	12/09/21	1,347	1,333	0.2
Dometic Group AB (publ)	05/25/21	5,799	4,674	0.5
Integrafin Holdings PLC	02/03/20	3,089	3,358	0.4
Scandinavian Tobacco Group A/S	06/18/19	1,231	1,459	0.2
Sensirion Holding AG	04/16/21	3,549	7,109	0.8
Syngene International Ltd.	01/21/19	2,493	3,748	0.4
Technogym S.p.A.	08/13/18	2,710	2,991	0.3
Thule Group AB	08/09/21	3,450	3,918	0.4
Veganz Group AG	11/04/21	994	1,030	0.1
Wizz Air Holdings PLC	11/02/18	4,115	4,748	0.5
		30,195	35,572	4.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	105,045	761,043	—	866,088
Investment Companies	6,848	—	—	6,848
Preferred Stocks	2,320	—	—	2,320
Short Term Investments	22,007	—	—	22,007
	136,220	761,043	—	897,263

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 95.3%
Industrials 17.5%
Aerojet Rocketdyne Holdings, Inc.	60	2,801
AGCO Corporation	53	6,103
Alaska Air Group, Inc. (a)	105	5,491
AMETEK, Inc.	137	20,218
APi Group Corporation (a)	391	10,084
ATS Automation Tooling Systems Inc. (a)	95	3,781
Clarivate PLC (a)	701	16,499
CoStar Group, Inc. (a)	105	8,338
Fortive Corporation	276	21,056
Generac Holdings Inc. (a)	47	16,540
Graco Inc.	90	7,296
Hubbell Inc.	32	6,602
IDEX Corporation	39	9,216
JB Hunt Transport Services Inc.	31	6,275
Landstar System Inc.	34	6,033
Lincoln Electric Holdings Inc.	28	3,835
ManpowerGroup Inc.	38	3,699
Masonite International Corporation (a)	69	8,103
Middleby Corp. (a)	35	6,788
Mueller Water Products Inc. - Class A	242	3,489
Nordson Corp.	43	10,977
Northrop Grumman Systems Corp.	11	4,312
Old Dominion Freight Line Inc.	11	3,906
Oshkosh Corp.	39	4,339
Owens Corning Inc.	48	4,317
Parker-Hannifin Corporation	22	6,967
RBC Bearings Incorporated (a)	19	3,858
Regal-Beloit Corp.	69	11,739
Republic Services Inc.	30	4,225
Resideo Technologies, Inc. (a)	299	7,780
Rockwell Automation Inc.	33	11,512
Teledyne Technologies Inc. (a)	11	4,849
Textron Inc.	121	9,349
Toro Co.	185	18,563
United Rentals Inc. (a)	11	3,522
Verisk Analytics, Inc.	34	7,777
Vertiv Holdings, LLC - Class A	528	13,192
Werner Enterprises Inc.	30	1,425
WillScot Mobile Mini Holdings Corp. - Class A (a)	287	11,741
Xylem Inc.	17	2,087
Zurn Water Solutions Corporation	134	4,863
		323,547
Health Care 16.2%
Abcam PLC - ADR (a)	115	2,708
Align Technology, Inc. (a)	24	15,444
Avantor, Inc. (a)	201	8,470
Baxter International Inc.	187	16,081
Bio-Rad Laboratories, Inc. - Class A (a)	12	9,067
Bio-Techne Corporation	31	15,934
Bioventus Inc. - Class A (a) (b)	51	735
Catalent Inc. (a)	114	14,595
Cooper Cos. Inc.	37	15,585
Definitive Healthcare Corp. - Class A (a)	90	2,462
Dentsply Sirona Inc.	318	17,760
Edwards Lifesciences Corporation (a)	148	19,238
Horizon Therapeutics Public Limited Company (a)	39	4,149
Icon Public Limited Company (a)	17	5,327
ICU Medical, Inc. (a)	22	5,165
Integra LifeSciences Holdings Corp. (a)	133	8,943
Intersect ENT, Inc. (a)	32	862
Maravai LifeSciences Holdings, Inc. - Class A (a)	329	13,807
Masimo Corp. (a)	40	11,711
Molina Healthcare, Inc. (a)	24	7,571
Quest Diagnostics Incorporated	44	7,543
Smith & Nephew PLC - ADR	444	15,358
Steris Limited	50	12,170
Syneos Health, Inc. - Class A (a)	87	8,923
Tandem Diabetes Care Inc. (a)	72	10,837
Universal Health Services Inc. - Class B	80	10,369
Veeva Systems Inc. - Class A (a)	36	9,070
Waters Corp. (a)	47	17,512
Zimmer Biomet Holdings, Inc.	97	12,265
		299,661
Information Technology 13.9%
Akamai Technologies, Inc. (a)	64	7,491
Amphenol Corporation - Class A	113	9,876
Anaplan, Inc. (a)	196	9,010
Asana, Inc. - Class A (a)	195	14,575
Aspen Technology, Inc. (a)	30	4,566
Autodesk, Inc. (a)	13	3,599
Black Knight, Inc. (a)	93	7,684
CDW Corp.	30	6,082
DocuSign, Inc. (a)	8	1,249
DXC Technology Company (a)	145	4,668
Flex Ltd. (a)	354	6,489
Genpact Limited	139	7,403
Global Payments Inc.	41	5,607
Hewlett Packard Enterprise Company	283	4,461
Keysight Technologies, Inc. (a)	39	7,992
Leidos Holdings Inc.	60	5,307
Marvell Technology, Inc.	113	9,913
MAXIMUS Inc.	80	6,398
Momentive Global Inc. (a)	210	4,443
Motorola Solutions Inc.	15	4,157
NCR Corporation (a)	115	4,615
Nutanix, Inc. - Class A (a)	274	8,730
Okta, Inc. - Class A (a)	45	10,088
On Semiconductor Corporation (a)	93	6,317
Palo Alto Networks, Inc. (a)	31	16,981
Pure Storage, Inc. - Class A (a)	452	14,729
Smartsheet Inc. - Class A (a)	88	6,816
SolarEdge Technologies Ltd. (a)	12	3,367
Splunk Inc. (a)	28	3,240
Synopsys Inc. (a)	24	8,660
Workday, Inc. - Class A (a)	65	17,702
Zendesk, Inc. (a)	104	10,846
Zscaler, Inc. (a)	48	15,263
		258,324
Financials 13.8%
Alleghany Corporation (a)	21	13,763
American Financial Group, Inc.	56	7,662
Arch Capital Group Ltd. (a)	197	8,757
Arthur J Gallagher & Co.	99	16,797
Chubb Limited	35	6,734
Cullen/Frost Bankers Inc.	66	8,258
Everest Re Group, Ltd.	126	34,493
Fifth Third Bancorp	132	5,744
First Republic Bank	37	7,579
Huntington Bancshares Incorporated	353	5,437
Independent Bank Corp.	11	883
MetLife, Inc.	13	836
Northern Trust Corp.	176	21,040
Old Republic International Corp.	83	2,044
Progressive Corp.	31	3,141
Prosperity Bancshares Inc.	159	11,525
Reinsurance Group of America, Incorporated	31	3,376
SVB Financial Group (a)	15	10,174
The Bank of New York Mellon Corporation	125	7,286
The Hartford Financial Services Group, Inc.	188	13,013
The Travelers Companies, Inc.	120	18,809
TowneBank	32	1,019
Tradeweb Markets Inc. - Class A	121	12,167
UMB Financial Corp.	27	2,839
Valley National Bancorp	182	2,503
W. R. Berkley Corporation	150	12,431
Western Alliance Bancorp	78	8,397
Zions Bancorp	127	8,053
		254,760
Consumer Staples 10.3%
Archer-Daniels-Midland Company	118	7,962
Beiersdorf Aktiengesellschaft - ADR	820	16,891
Boston Beer Co. Inc. - Class A (a)	12	6,061
Calavo Growers Inc.	61	2,599
Cal-Maine Foods Inc.	250	9,255

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Casey's General Stores Inc.	37	7,322
Church & Dwight Co. Inc.	65	6,662
Freshpet Inc. (a)	92	8,812
Henkel AG & Co. KGaA - ADR	154	3,038
Hershey Co.	85	16,348
Hormel Foods Corp.	163	7,980
JM Smucker Co.	91	12,360
Kimberly-Clark Corporation	102	14,574
Lamb Weston Holdings Inc.	106	6,718
McCormick & Co. Inc.	119	11,497
Mission Produce, Inc. (a)	69	1,084
Performance Food Group, Inc. (a)	187	8,568
Sanderson Farms Inc.	63	12,109
Sysco Corp.	92	7,203
The Clorox Company	90	15,626
Tyson Foods Inc. - Class A	96	8,376
		191,045
Consumer Discretionary 7.8%
Advance Auto Parts, Inc.	79	18,951
Aptiv PLC (a)	105	17,369
BorgWarner Inc.	180	8,113
Carnival Plc (a)	142	2,865
Carvana Co. - Class A (a)	22	5,123
Chewy, Inc. - Class A (a) (b)	43	2,559
Hasbro, Inc.	70	7,125
Hilton Worldwide Holdings Inc. (a)	27	4,157
Lear Corporation	19	3,549
Leslie's, Inc. (a)	505	11,948
Newell Brands Inc.	186	4,062
Petco Health And Wellness Company, Inc. - Class A (a)	102	2,015
Planet Fitness, Inc. - Class A (a)	58	5,208
Purple Innovation, Inc. (a)	80	1,062
Ross Stores Inc.	71	8,148
Service Corp. International	73	5,175
Terminix Global Hldgs Inc. (a)	197	8,910
Tractor Supply Co.	33	7,874
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	17	7,010
VF Corp.	74	5,418
Yum! Brands, Inc.	58	8,054
		144,695
Materials 4.9%
AptarGroup, Inc.	125	15,306
Ashland Global Holdings Inc.	80	8,656
Avery Dennison Corporation	30	6,497
Ball Corporation	68	6,556
Corteva, Inc.	102	4,808
Eastman Chemical Co.	30	3,682
GCP Applied Technologies Inc. (a)	162	5,126
International Flavors & Fragrances Inc.	36	5,423
Packaging Corporation of America	53	7,175
Reliance Steel & Aluminum Co.	40	6,456
RPM International Inc.	32	3,192
Sensient Technologies Corporation	52	5,193
Steel Dynamics Inc.	80	4,966
Westlake Chemical Corporation	72	7,022
		90,058
Real Estate 4.8%
Alexandria Real Estate Equities, Inc.	66	14,749
American Homes 4 Rent - Class A	123	5,364
Americold Realty Trust	111	3,653
Boston Properties Inc.	8	868
Camden Property Trust	34	5,986
Cousins Properties Incorporated	89	3,573
Equity Commonwealth (a)	655	16,973
Equity Lifestyle Properties, Inc.	66	5,742
Healthcare Realty Trust Inc.	261	8,269
Lamar Advertising Co. - Class A	47	5,725
Monmouth Real Estate Investment Corp. - Class A	90	1,889
National Retail Properties, Inc.	131	6,297
Starwood Property Trust, Inc.	204	4,950
Sun Communities Inc.	25	5,249
		89,287
Utilities 3.3%
Alliant Energy Corporation	101	6,196
Ameren Corporation	70	6,186
Avista Corporation	147	6,246
California Water Service Group	41	2,930
DTE Energy Company	24	2,869
Essential Utilities, Inc.	33	1,785
Eversource Energy	58	5,240
IDACORP Inc.	8	928
Pennon Group PLC - ADR	26	832
Severn Trent PLC - ADR	22	865
SJW Corp.	141	10,337
United Utilities Group PLC - ADR	399	11,727
Xcel Energy Inc.	81	5,477
		61,618
Energy 1.5%
Coterra Energy Inc	268	5,092
Devon Energy Corporation	139	6,123
Pioneer Natural Resources Co.	49	8,912
Valero Energy Corporation	99	7,436
		27,563
Communication Services 1.3%
Endeavor Group Holdings, Inc. - Class A (a)	113	3,946
Expedia Group, Inc. (a)	36	6,470
Interpublic Group of Cos. Inc.	95	3,558
Live Nation Entertainment, Inc. (a)	92	10,972
		24,946
Total Common Stocks (cost $1,345,057)		1,765,504
PREFERRED STOCKS 1.6%
Health Care 0.7%
Becton, Dickinson and Company, 6.00%, 06/01/23 (b) (c)	228	12,034
Financials 0.5%
MetLife, Inc., 5.63%, (25, 06/15/23) (d)	23	610
MetLife, Inc., 4.75%, (25, 03/15/25) (b) (d)	63	1,676
U.S. Bancorp, 6.50% (d)	51	1,275
U.S. Bancorp, 3.50%, (100, 2/1/2022) (b) (d)	244	6,061
		9,622
Utilities 0.4%
Essential Utilities, Inc., 6.00%, 04/30/22 (c)	118	7,720
Total Preferred Stocks (cost $27,776)		29,376
INVESTMENT COMPANIES 0.2%
iShares Russell Mid-Cap Value ETF	28	3,427
Total Investment Companies (cost $3,300)		3,427
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.8%
JNL Government Money Market Fund, 0.01% (e) (f)	52,860	52,860
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (e) (f)	3,487	3,487
Total Short Term Investments (cost $56,347)		56,347
Total Investments 100.1% (cost $1,432,480)		1,854,654
Other Assets and Liabilities, Net (0.1)%		(2,461)
Total Net Assets 100.0%		1,852,193

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,765,504	—	—	1,765,504
Preferred Stocks	29,376	—	—	29,376
Investment Companies	3,427	—	—	3,427
Short Term Investments	56,347	—	—	56,347
	1,854,654	—	—	1,854,654

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.7%
Information Technology 26.8%
2U, Inc. (a)	422	8,473
908 Devices Inc. (a) (b)	145	3,759
ACI Worldwide, Inc. (a)	595	20,656
Advanced Energy Industries, Inc.	101	9,223
Akoustis Technologies, Inc. (a) (b)	260	1,734
Ambarella Inc. (a)	16	3,185
Anaplan, Inc. (a)	292	13,411
Aspen Technology, Inc. (a)	125	19,018
Avalara, Inc. (a)	202	26,064
Avaya Holdings Corp. (a) (b)	1,013	20,054
Bentley Systems, Incorporated - Class B	296	14,287
Bill.Com Holdings Inc. (a)	172	42,845
Blackline, Inc. (a)	288	29,851
Brooks Automation Inc.	237	24,469
Canadian Solar Inc. (a)	180	5,625
Clearwater Analytics Holdings, Inc. - Class A (a)	478	10,991
Copperleaf Technologies Inc. (a)	653	12,305
Datto Holding Corp. (a) (b)	190	5,011
Digital Turbine USA, Inc. (a)	825	50,342
DigitalOcean Holdings, Inc. (a) (b)	77	6,184
Domo Inc. - Class B (a)	74	3,655
Duck Creek Technologies, Inc. (a)	631	18,995
Dynatrace Holdings LLC (a)	249	15,010
Enphase Energy, Inc. (a)	87	15,852
Entegris, Inc.	63	8,740
Euronet Worldwide Inc. (a)	225	26,845
Everbridge, Inc. (a)	24	1,588
Fair Isaac Corporation (a)	35	15,284
Five9 Inc. (a)	119	16,402
Globant S.A. (a)	32	10,097
Harmonic, Inc. (a)	316	3,721
Jack Henry & Associates Inc.	64	10,726
JAMF Holding Corp. (a) (b)	85	3,227
Kulicke & Soffa Industries Inc.	311	18,803
Lattice Semiconductor Corp. (a)	168	12,950
LivePerson, Inc. (a)	370	13,207
MACOM Technology Solutions Holdings, Inc. (a)	446	34,921
MKS Instruments, Inc.	55	9,501
Monolithic Power Systems Inc.	14	6,711
nCino, Inc. (a) (b)	322	17,652
NVE Corp.	33	2,277
Olo Inc. - Class A (a)	414	8,620
OSI Systems Inc. (a)	59	5,545
Paya Holdings Inc. - Class A (a)	296	1,878
Paycom Software, Inc. (a)	42	17,428
Paylocity Holding Corporation (a)	29	6,856
Paymentus Holdings, Inc. - Class A (a) (b)	89	3,121
Power Integrations Inc.	94	8,706
PROS Holdings, Inc. (a)	156	5,376
Q2 Holdings, Inc. (a)	108	8,588
RingCentral, Inc. - Class A (a)	41	7,747
Science Applications International Corp.	87	7,256
Semtech Corp. (a)	113	10,049
Shift4 Payments, LLC - Class A (a)	240	13,890
ShotSpotter, Inc. (a)	60	1,762
Sierra Wireless, Inc. (a)	132	2,325
Silicon Laboratories Inc. (a)	28	5,738
Silicon Motion, Inc. - ADR	71	6,743
Sitime Corporation (a)	38	11,105
Smartsheet Inc. - Class A (a)	223	17,313
Sprinklr, Inc. - Class A (a) (b)	117	1,857
Sprout Social, Inc. - Class A (a)	94	8,537
SPS Commerce, Inc. (a)	198	28,064
Stratasys, Inc. (a)	208	5,098
Telos Corporation (a)	147	2,274
Tyler Technologies Inc. (a)	30	16,057
Upland Software, Inc. (a)	281	5,034
Varonis Systems, Inc. (a)	598	29,170
Wex, Inc. (a)	59	8,269
Wix.Com Ltd. (a)	22	3,501
WNS (Holdings) Limited - ADR (a)	200	17,615
Workiva Inc. - Class A (a)	98	12,817
Zeta Global Holdings Corp. - Class A (a) (b)	688	5,793
		887,783
Health Care 21.2%
1Life Healthcare, Inc. (a)	275	4,826
AdaptHealth, LLC - Class A (a)	320	7,838
Aerie Pharmaceuticals, Inc. (a)	329	2,306
Affimed N.V. (a)	1,391	7,677
American Well Corporation - Class A (a)	306	1,851
Apellis Pharmaceuticals, Inc. (a)	119	5,641
Arcturus Therapeutics Holdings Inc. (a)	38	1,417
Arrowhead Pharmaceuticals Inc (a)	92	6,081
AtriCure, Inc. (a)	149	10,329
Avantor, Inc. (a)	299	12,594
Axonics Modulation Technologies, Inc. (a)	37	2,086
Axsome Therapeutics, Inc. (a) (b)	84	3,181
Beam Therapeutics Inc. (a)	118	9,420
Bicycle Therapeutics PLC - ADR (a)	40	2,424
BioCryst Pharmaceuticals, Inc. (a)	563	7,792
Biohaven Pharmaceutical Holding Company Ltd. (a)	45	6,257
BioLife Solutions, Inc. (a)	128	4,763
Biomerica, Inc. (a) (b) (c)	635	2,469
Blueprint Medicines Corporation (a)	63	6,745
Bridgebio Pharma, Inc. (a) (b)	88	1,473
Caribou Biosciences, Inc. (a)	38	569
Castle Biosciences, Inc. (a)	209	8,940
Cerus Corporation (a)	445	3,029
Charles River Laboratories International Inc. (a)	15	5,750
Codexis, Inc. (a)	295	9,235
Compass Pathways PLC - ADR (a) (b)	65	1,430
Conmed Corp.	85	12,027
Cooper Cos. Inc.	20	8,565
CRISPR Therapeutics AG (a)	19	1,420
Cryoport, Inc. (a)	382	22,568
CytoSorbents Corporation (a) (b)	435	1,822
Definitive Healthcare Corp. - Class A (a) (b)	100	2,744
Dermtech Operations, Inc. (a) (b)	75	1,179
Editas Medicine, Inc. (a)	141	3,744
Elanco Animal Health (a)	256	7,269
Enanta Pharmaceuticals, Inc. (a)	77	5,723
Envista Holdings Corporation (a)	149	6,699
Equillium, Inc. (a) (b)	267	1,002
Evolent Health, Inc. - Class A (a)	1,343	37,172
Fate Therapeutics, Inc. (a)	173	10,111
Globus Medical Inc. - Class A (a)	140	10,121
Halozyme Therapeutics, Inc. (a)	280	11,244
Harvard Bioscience Inc. (a)	264	1,860
Health Catalyst, Inc. (a) (b)	347	13,742
HealthEquity, Inc. (a)	412	18,185
Horizon Therapeutics Public Limited Company (a)	156	16,769
iCAD, Inc. (a)	1,009	7,264
ImmunoGen, Inc. (a)	338	2,509
InMode Ltd (a)	59	4,136
Insmed Inc. (a)	283	7,693
Inspire Medical Systems Inc. (a)	23	5,390
Intellia Therapeutics, Inc. (a)	80	9,448
Iovance Biotherapeutics Inc. (a)	117	2,241
Jazz Pharmaceuticals Public Limited Company (a)	90	11,429
Jounce Therapeutics Inc. (a)	126	1,049
Karuna Therapeutics, Inc. (a)	24	3,183
Kiniksa Pharmaceuticals Ltd. - Class A (a)	72	843
Kronos Bio, Inc. (a) (b)	108	1,469
LHC Group, Inc. (a)	136	18,653
Ligand Pharmaceuticals Incorporated (a)	26	4,080
LivaNova PLC (a)	25	2,189
MacroGenics Inc. (a)	91	1,465
Mesa Laboratories, Inc.	33	10,820
Mirati Therapeutics, Inc. (a)	18	2,699
NanoString Technologies, Inc. (a)	154	6,520
Natera, Inc. (a)	60	5,603
National Research Corp.	188	7,820
Neogenomics Laboratories, Inc. (a)	229	7,815
Nevro Corp. (a)	34	2,756
NuVasive Inc. (a)	161	8,444

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Omnicell, Inc. (a)	75	13,484
Opthea Limited - ADR (a)	136	1,018
Organogenesis Holdings Inc. - Class A (a)	821	7,582
Oric Pharmaceuticals, Inc. (a)	142	2,087
Orthopediatrics Corp. (a)	45	2,706
Pacific Biosciences of California, Inc. (a)	238	4,880
Paratek Pharmaceuticals Inc. (a) (b)	310	1,393
Pliant Therapeutics, Inc. (a) (b)	70	945
PMV Pharmaceuticals, Inc. (a) (b)	90	2,085
Prothena Corporation Public Limited Company (a)	21	1,041
Pulse Biosciences, Inc. (a) (b)	100	1,487
Quanterix Corporation (a)	226	9,596
Renalytix PLC - ADR (a) (b)	314	4,993
Repligen Corporation (a)	23	6,130
Replimune Group, Inc. (a)	78	2,115
Rocket Pharmaceuticals, Ltd. (a)	135	2,953
Rubius Therapeutics, Inc. (a)	213	2,057
Sarepta Therapeutics, Inc. (a)	39	3,484
Scholar Rock Holding Corporation (a)	104	2,589
Shockwave Medical, Inc. (a)	77	13,668
SI-BONE, Inc. (a)	185	4,120
Silk Road Medical, Inc. (a)	354	15,121
Spero Therapeutics, Inc. (a)	173	2,776
Springworks Therapeutics, Inc. (a)	62	3,824
Symbion, Inc. (a)	303	16,159
Tandem Diabetes Care Inc. (a)	133	20,055
Tenet Healthcare Corporation (a)	53	4,321
Twist Bioscience Corporation (a)	101	7,820
U. S. Physical Therapy, Inc.	102	9,706
Ultragenyx Pharmaceutical Inc. (a)	53	4,490
Veracyte, Inc. (a)	560	23,055
Vericel Corporation (a)	163	6,424
Vocera Communications, Inc. (a)	80	5,192
West Pharmaceutical Services Inc.	48	22,317
Xencor, Inc. (a)	72	2,869
Xenon Pharmaceuticals Inc. (a)	38	1,197
		701,346
Industrials 17.2%
AAON, Inc.	270	21,461
Acacia Research Corporation (a)	873	4,477
Advanced Drainage Systems, Inc.	87	11,796
Alta Equipment Group Inc. - Class A (a)	480	7,033
Arcosa, Inc.	89	4,681
Array Tech, Inc. (a)	1,441	22,606
Axone Intelligence Inc. (a)	210	32,909
Builders FirstSource, Inc. (a)	144	12,329
Chart Industries, Inc. (a)	167	26,565
Columbus Mckinnon Corp.	165	7,636
Copart Inc. (a)	105	15,849
CoStar Group, Inc. (a)	125	9,853
Douglas Dynamics, Inc.	118	4,594
Enovix Operations Inc. (a) (b)	216	5,884
Evoqua Water Technologies Corp. (a)	428	20,029
HEICO Corp. - Class A	220	28,214
Herc Holdings Inc.	28	4,399
Hudson Technologies Inc. (a)	818	3,630
John Bean Technologies Corp.	106	16,303
Kornit Digital Ltd. (a)	404	61,536
Lawson Products Inc. (a)	97	5,314
Luxfer Holdings PLC	299	5,777
Mercury Systems Inc. (a)	127	6,993
Middleby Corp. (a)	71	14,023
Old Dominion Freight Line Inc.	75	26,710
Omega Flex Inc.	67	8,458
RBC Bearings Incorporated (a)	23	4,590
Rush Enterprises Inc. - Class A	96	5,351
Saia, Inc. (a)	85	28,641
Simpson Manufacturing Co. Inc.	39	5,467
SiteOne Landscape Supply, Inc. (a)	113	27,242
SPX Flow, Inc.	41	3,516
Teledyne Technologies Inc. (a)	28	12,297
Tetra Tech, Inc.	64	10,869
Timken Co.	136	9,436
Titan Machinery Inc. (a)	139	4,687
TransUnion	106	12,571
Trex Company, Inc. (a)	40	5,340
UFP Industries, Inc.	129	11,832
Verisk Analytics, Inc.	47	10,819
Vicor Corp. (a)	36	4,584
WillScot Mobile Mini Holdings Corp. - Class A (a)	533	21,751
		568,052
Consumer Discretionary 12.9%
Acushnet Holdings Corp.	91	4,831
Boot Barn Holdings, Inc. (a)	89	10,911
Bright Horizons Family Solutions Inc. (a)	46	5,766
Brunswick Corp.	85	8,582
Callaway Golf Co. (a)	364	9,999
Chegg, Inc. (a)	287	8,810
Churchill Downs Inc.	50	12,122
CLARUS Corporation	326	9,032
Cricut, Inc. - Class A (a) (b)	251	5,556
Crocs Inc. (a)	118	15,152
Dream Finders Homes, Inc. - Class A (a) (b)	103	1,995
ETSY, Inc. (a)	60	13,105
First Watch Restaurant Group, Inc. (a) (b)	152	2,555
Floor & Decor Holdings Inc. - Class A (a)	71	9,198
Fox Factory Holding Corp. (a)	338	57,483
Gentherm Incorporated (a)	122	10,619
Grand Canyon Education, Inc. (a)	24	2,052
Green Brick Partners Inc. (a)	389	11,787
Helen of Troy Ltd (a)	44	10,659
Life Time Group Holdings, Inc. (a) (b)	288	4,962
Liquidity Services, Inc. (a)	198	4,364
Lithia Motors Inc. - Class A	18	5,459
Marriott Vacations Worldwide Corporation	57	9,598
Meritage Homes Corporation (a)	46	5,562
Motorcar Parts of America Inc. (a)	405	6,919
Ollie's Bargain Outlet Holdings Inc. (a)	498	25,474
OneSpaWorld Holdings Limited (a)	264	2,644
Overstock.com Inc. (a)	68	4,020
Papa John's International Inc.	33	4,458
Planet Fitness, Inc. - Class A (a)	307	27,841
Pool Corporation	15	8,547
Porch Group Inc - Class A (a) (b)	1,165	18,151
PROG Holdings, Inc.	124	5,610
Skyline Corp. (a)	40	3,183
Steven Madden Ltd.	70	3,236
Stoneridge, Inc. (a)	297	5,871
Texas Roadhouse Inc. - Class A	126	11,217
The Lovesac Company (a)	83	5,469
Thredup Inc. - Class A (a) (b)	566	7,224
TopBuild Corp. (a)	29	8,097
Warby Parker Inc. - Class A (a) (b)	66	3,090
Wingstop Inc.	140	24,202
YETI Holdings, Inc. (a)	159	13,173
		428,585
Financials 8.7%
Customers Bancorp, Inc. (a)	41	2,705
Executive Network Partnering Corporation - Class A (a)	210	2,059
FactSet Research Systems Inc.	59	28,494
Focus Financial Partners Inc. - Class A (a)	255	15,228
Goosehead Insurance, Inc. - Class A	75	9,773
Green Dot Corporation - Class A (a)	46	1,678
Hagerty, Inc. - Class A (a)	460	6,524
Interactive Brokers Group, Inc. - Class A	268	21,293
James River Group, Inc.	82	2,354
Kinsale Capital Group, Inc.	14	3,283
LendingTree, Inc. (a)	121	14,838
LPL Financial Holdings Inc.	63	10,103
MarketAxess Holdings Inc.	55	22,811
Morningstar Inc.	79	27,103
Open Lending Corporation - Class A (a)	111	2,500
Oportun Financial Corporation (a)	194	3,920
PacWest Bancorp	54	2,461
Pinnacle Financial Partners, Inc.	93	8,835
Primerica, Inc.	53	8,093
Ryan Specialty Group Holdings, Inc. - Class A (a)	1,219	49,197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
ServisFirst Bancshares, Inc.	200	16,962
The PRA Group, Inc. (a)	69	3,488
Victory Capital Holdings, Inc. - Class A	94	3,448
Walker & Dunlop, Inc.	42	6,366
Western Alliance Bancorp	95	10,241
Wintrust Financial Corporation	46	4,160
		287,917
Communication Services 5.6%
Auto Trader Group PLC	3,422	34,278
Autohome Inc. - Class A - ADR	418	12,324
Azek Company Inc - Class A (a)	62	2,880
Bandwidth Inc. - Class A (a)	144	10,364
Bumble Inc. - Class A (a)	71	2,407
Chicken Soup For The Soul Entertainment Inc. - Class A (a) (b)	396	5,474
EverQuote, Inc. - Class A (a)	283	4,440
Genius Sports Limited (a) (b)	277	2,108
Gray Television, Inc.	227	4,585
IAC/Interactive Corp. (a)	43	5,605
Magnite, Inc. (a)	2,512	43,958
Mediaalpha, Inc. - Class A (a)	602	9,289
Rightmove PLC	3,517	37,826
Rightmove PLC - ADR (b)	315	6,803
Ziprecruiter, Inc. - Class A (a)	167	4,174
		186,515
Consumer Staples 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	60	4,026
Casey's General Stores Inc.	50	9,966
Celsius Holdings, Inc. (a)	32	2,365
E.L.F. Beauty, Inc. (a)	233	7,746
Freshpet Inc. (a)	100	9,519
Grocery Outlet Holding Corp. (a)	271	7,656
Lamb Weston Holdings Inc.	110	6,953
Performance Food Group, Inc. (a)	265	12,175
PriceSmart Inc.	59	4,352
The Beauty Health Company - Class A (a) (b)	103	2,487
The Chefs' Warehouse, Inc. (a)	464	15,454
The Vita Coco Company, Inc. (a) (b)	818	9,136
		91,835
Materials 1.1%
Avient Corporation	201	11,268
Ingevity Corporation (a)	111	7,930
Materion Corp.	74	6,850
Neo Performance Materials Inc.	252	4,047
Summit Materials, Inc. - Class A (a)	170	6,812
		36,907
Real Estate 1.0%
Innovative Industrial Properties, Inc.	28	7,310
National Storage Affiliates Trust	63	4,344
Newmark Group, Inc. - Class A	332	6,214
Rexford Industrial Realty, Inc.	171	13,878
		31,746
Energy 0.4%
Diamondback Energy, Inc.	69	7,470
Matador Resources Co.	115	4,245
Ranger Oil Corporation - Class A (a)	87	2,355
		14,070
Total Common Stocks (cost $2,744,012)		3,234,756
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (d)	491	305
Total Rights (cost $0)		305
WARRANTS 0.0%
Executive Network Partnering Corporation (a)	52	36
Total Warrants (cost $49)		36
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.3%
JNL Government Money Market Fund, 0.01% (c) (e)	77,799	77,799
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund, 0.03% (c) (e)	32,050	32,050
Total Short Term Investments (cost $109,849)		109,849
Total Investments 101.0% (cost $2,853,910)		3,344,946
Other Assets and Liabilities, Net (1.0)%		(33,029)
Total Net Assets 100.0%		3,311,917

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL Multi-Manager Small Cap Growth Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Biomerica, Inc.	1,243	2,555	—	—	—	(1,329)	2,469	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	3,162,652	72,104	—	3,234,756
Rights	—	—	305	305
Warrants	36	—	—	36
Short Term Investments	109,849	—	—	109,849
	3,272,537	72,104	305	3,344,946

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.3%
Industrials 25.6%
Acuity Brands, Inc.	18	3,834
Advanced Drainage Systems, Inc.	74	10,140
Air Lease Corporation - Class A	507	22,422
Air Transport Services Group, Inc. (a)	559	16,434
Alight, Inc. - Class A (a)	582	6,288
AMERCO	22	16,220
American Woodmark Corporation (a)	354	23,016
APi Group Corporation (a)	199	5,130
Argan, Inc.	133	5,141
Armstrong World Industries, Inc.	150	17,384
ASGN Incorporated (a)	32	3,906
Atkore International Group Inc. (a)	54	5,954
Beacon Roofing Supply, Inc. (a)	270	15,466
BrightView Holdings, Inc. (a)	417	5,877
BWXT Government Group, Inc.	209	9,993
Byrna Technologies Inc. (a) (b)	159	2,128
Colfax Corp. (a)	346	15,930
Comfort Systems USA Inc.	96	9,538
Crane Co.	103	10,507
Curtiss-Wright Corp.	45	6,228
Dun & Bradstreet Holdings, Inc. (a)	466	9,558
EMCOR Group, Inc.	210	26,783
Enerpac Tool Group Corp. - Class A	301	6,112
EnerSys	123	9,761
FTI Consulting Inc. (a)	63	9,664
FuelCell Energy, Inc. (a) (b)	149	773
Gates Industrial Corporation PLC (a)	358	5,692
GMS Inc. (a)	84	5,064
Gorman-Rupp Co.	59	2,648
GrafTech International Ltd.	553	6,545
Harsco Corporation (a)	206	3,438
Hillman Solutions Corp. - Class A (a) (b)	935	10,051
Huntington Ingalls Industries Inc.	55	10,387
IAA Spinco Inc. (a)	303	15,353
Insperity, Inc.	168	19,856
JetBlue Airways Corporation (a)	356	5,069
Kennametal Inc.	23	820
Landstar System Inc.	69	12,392
Maxar Technologies Inc.	548	16,168
Patrick Industries, Inc.	36	2,879
PGT Innovations, Inc. (a)	651	14,635
Rush Enterprises Inc. - Class A	171	9,496
Shyft Group, Inc.	205	10,064
SP Plus Corporation (a)	275	7,754
Steelcase Inc. - Class A	616	7,224
TriMas Corp.	34	1,251
TriNet Group Inc. (a)	165	15,714
UniFirst Corp.	101	21,333
Univar Solutions Inc. (a)	130	3,685
US Ecology Parent, Inc. (a)	200	6,373
Vectrus, Inc. (a)	100	4,583
Viad Corp (a)	34	1,450
Werner Enterprises Inc.	109	5,214
Woodward Governor Co.	105	11,476
		510,801
Financials 19.3%
1st Source Corporation	76	3,772
American Equity Investment Life Holding Company	282	10,969
Assured Guaranty Ltd.	93	4,669
AXIS Capital Holdings Limited	96	5,241
Bank OZK	52	2,434
BankUnited, Inc.	178	7,544
Banner Corporation	22	1,318
Brookline Bancorp, Inc.	226	3,652
Cannae Holdings, Inc. (a)	370	13,018
Cathay General Bancorp	144	6,172
CNA Financial Corp.	93	4,089
CNO Financial Group, Inc.	93	2,224
Commerce Bancshares Inc.	100	6,895
eHealth, Inc. (a)	22	560
Enstar Group Limited (a)	65	16,035
Essent Group Ltd.	312	14,185
Federated Investors, Inc. - Class B	42	1,567
Fidelity National Financial, Inc. - Class A	161	8,400
First American Financial Corporation	143	11,186
First Citizens BancShares, Inc. - Class A	15	12,404
First Hawaiian, Inc.	471	12,875
FirstCash Holdings, Inc. (a)	160	12,005
FNB Corp.	139	1,687
Focus Financial Partners Inc. - Class A (a)	399	23,821
Genworth Financial, Inc. - Class A (a)	1,214	4,915
Glacier Bancorp, Inc.	228	12,908
GoHealth, LLC - Class A (a)	206	781
Hanover Insurance Group Inc.	27	3,577
HomeStreet, Inc.	164	8,515
International Bancshares Corporation	155	6,579
LPL Financial Holdings Inc.	41	6,566
National Western Life Group Inc. - Class A	24	5,049
OFG Bancorp	73	1,938
RenaissanceRe Holdings Ltd	53	8,908
Sandy Spring Bancorp Inc.	162	7,812
Selective Insurance Group Inc.	108	8,829
The Bancorp, Inc. (a)	192	4,860
UMB Financial Corp.	72	7,674
Umpqua Holdings Corp.	721	13,880
Valley National Bancorp	237	3,255
Virtu Financial Inc. - Class A	222	6,393
Virtus Partners, Inc.	54	16,186
Washington Federal Inc.	200	6,661
Webster Financial Corp.	27	1,510
White Mountains Insurance Group Ltd	24	24,329
Wintrust Financial Corporation	242	22,026
WSFS Financial Corp.	315	15,804
		385,677
Consumer Discretionary 13.8%
Advance Auto Parts, Inc.	54	13,036
American Eagle Outfitters, Inc. (b)	502	12,721
America's Car Mart, Inc. (a)	108	11,026
Bloomin' Brands, Inc. (a)	302	6,337
Carter's Inc.	36	3,687
Dorman Products Inc. (a)	91	10,237
Dream Finders Homes, Inc. - Class A (a) (b)	375	7,298
Frontdoor, Inc. (a)	315	11,531
Gentex Corp.	152	5,286
Gildan Activewear Inc. - Class A	383	16,238
Grand Canyon Education, Inc. (a)	171	14,635
Group 1 Automotive Inc.	25	4,916
Hanesbrands Inc.	486	8,124
Helen of Troy Ltd (a)	86	21,046
LCI Industries	47	7,329
Leslie's, Inc. (a)	285	6,741
LKQ Corporation	277	16,618
M/I Homes, Inc. (a)	118	7,355
Malibu Boats, Inc. - Class A (a)	129	8,852
Murphy USA Inc.	56	11,164
Ollie's Bargain Outlet Holdings Inc. (a)	144	7,375
Ruth's Hospitality Group Inc. (a)	141	2,810
Skechers U.S.A. Inc. - Class A (a)	144	6,261
Stoneridge, Inc. (a)	349	6,884
Thor Industries Inc.	86	8,876
Wingstop Inc.	10	1,753
Winnebago Industries Inc.	284	21,260
Wyndham Hotels & Resorts, Inc.	178	16,001
		275,397
Information Technology 10.0%
ACI Worldwide, Inc. (a)	637	22,112
Alteryx, Inc. - Class A (a)	64	3,869
Avaya Holdings Corp. (a)	446	8,826
CACI International Inc. - Class A (a)	25	6,632
CDK Global, Inc.	128	5,331
CMC Materials Inc.	95	18,191
DXC Technology Company (a)	155	4,982
Ebix Inc.	123	3,725
ePlus Inc. (a)	559	30,160

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
EVO Payments, Inc. - Class A (a)	387	9,907
II-VI Incorporated (a) (b)	34	2,298
Kulicke & Soffa Industries Inc.	161	9,717
MAXIMUS Inc.	77	6,138
MKS Instruments, Inc.	44	7,608
NCR Corporation (a)	285	11,455
Onto Innovation Inc. (a)	49	4,973
PAR Technology Corp. (a) (b)	120	6,321
Plexus Corp. (a)	146	14,044
Switch Inc - Class A	345	9,881
Verra Mobility Corporation - Class A (a)	898	13,855
		200,025
Health Care 9.1%
Acadia Healthcare Company, Inc. (a)	96	5,844
Addus HomeCare Corporation (a)	228	21,330
Atea Pharmaceuticals, Inc. (a)	167	1,493
Change Healthcare Inc. (a)	483	10,333
Cross Country Healthcare Inc. (a)	314	8,716
Editas Medicine, Inc. (a)	70	1,870
Encompass Health Corporation	175	11,446
Haemonetics Corp. (a)	53	2,800
Healthcare Services Group Inc.	323	5,744
ICU Medical, Inc. (a)	49	11,606
Integra LifeSciences Holdings Corp. (a)	177	11,830
Jounce Therapeutics Inc. (a)	379	3,167
Lantheus Holdings Inc. (a)	214	6,183
Mednax, Inc. (a)	86	2,338
Patterson Cos. Inc.	116	3,406
Perrigo Company Public Limited Company	285	11,073
Premier Healthcare Solutions, Inc. - Class A	647	26,627
Sotera Health LLC (a)	405	9,538
Syneos Health, Inc. - Class A (a)	185	18,927
Turning Point Therapeutics, Inc. (a)	34	1,645
Varex Imaging Corporation (a)	208	6,547
		182,463
Real Estate 5.6%
Alexander & Baldwin, LLC	698	17,522
American Campus Communities, Inc.	98	5,603
Brandywine Realty Trust	171	2,298
CoreCivic, Inc. (a)	562	5,607
Cushman & Wakefield PLC (a)	774	17,207
Getty Realty Corp.	125	4,009
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30	1,613
Highwoods Properties Inc.	22	969
Independence Realty Trust, Inc.	108	2,784
Marcus & Millichap Inc. (a)	352	18,104
Newmark Group, Inc. - Class A	130	2,438
PotlatchDeltic Corp.	103	6,207
PS Business Parks, Inc.	14	2,517
Ryman Hospitality Properties, Inc. (a) (b)	152	13,982
STAG Industrial, Inc.	145	6,949
Terreno Realty Corporation	52	4,421
		112,230
Materials 4.5%
Alcoa Corporation	102	6,094
Axalta Coating Systems Ltd. (a)	233	7,729
Chase Corporation	35	3,454
Commercial Metals Co.	58	2,106
Element Solutions, Inc.	805	19,548
H.B. Fuller Company	124	10,050
Hecla Mining Co.	726	3,788
Reliance Steel & Aluminum Co.	58	9,462
Schweitzer-Mauduit International Inc.	312	9,332
Summit Materials, Inc. - Class A (a)	243	9,750
Tronox Holdings PLC	233	5,597
Valvoline, Inc.	62	2,311
		89,221
Consumer Staples 4.5%
BJ's Wholesale Club Holdings, Inc. (a)	126	8,462
Central Garden & Pet Co. - Class A (a)	139	6,640
Grocery Outlet Holding Corp. (a)	782	22,115
Hostess Brands, Inc. - Class A (a)	467	9,529
Ingles Markets Inc. - Class A	42	3,623
Ingredion Inc.	53	5,099
Inter Parfums Inc.	184	19,673
Lancaster Colony Corp.	4	684
Molson Coors Beverage Company - Class B	136	6,285
The Simply Good Foods Company (a)	168	7,002
		89,112
Energy 2.4%
Callon Petroleum Company (a) (b)	92	4,362
Centennial Resource Development, LLC - Class A (a)	399	2,385
ChampionX Corporation (a)	51	1,023
Chesapeake Energy Corporation	28	1,826
CNX Resources Corporation (a)	218	2,992
CVR Energy, Inc.	65	1,098
Delek US Holdings, Inc. (a)	7	101
DHT Holdings, Inc.	381	1,977
DMC Global Inc. (a)	265	10,496
HollyFrontier Corp.	156	5,109
Matador Resources Co.	148	5,464
Range Resources Corporation (a)	234	4,174
SM Energy Company	171	5,046
World Fuel Services Corp.	91	2,409
		48,462
Utilities 1.8%
ALLETE, Inc.	14	960
Black Hills Corporation	60	4,204
Clearway Energy, Inc. - Class C	158	5,700
IDACORP Inc.	17	1,930
OGE Energy Corp.	124	4,742
Portland General Electric Co.	101	5,333
Southwest Gas Corp.	53	3,745
Spire, Inc.	36	2,349
Vistra Energy Corp.	295	6,720
		35,683
Communication Services 0.7%
Liberty Latin America Ltd. - Class A (a)	202	2,355
Liberty Latin America Ltd. - Class C (a)	353	4,022
Telephone & Data Systems Inc.	361	7,276
		13,653
Total Common Stocks (cost $1,648,192)		1,942,724
INVESTMENT COMPANIES 0.2%
FS KKR Capital Corp.	84	1,756
Oaktree Specialty Lending Corporation	371	2,770
Total Investment Companies (cost $4,283)		4,526
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.4%
JNL Government Money Market Fund, 0.01% (c) (d)	46,869	46,869
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	10,564	10,564
Total Short Term Investments (cost $57,433)		57,433
Total Investments 100.4% (cost $1,709,908)		2,004,683
Other Assets and Liabilities, Net (0.4)%		(8,836)
Total Net Assets 100.0%		1,995,847

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,942,724	—	—	1,942,724
Investment Companies	4,526	—	—	4,526
Short Term Investments	57,433	—	—	57,433
	2,004,683	—	—	2,004,683

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.2%
Information Technology 28.3%
Accenture Public Limited Company - Class A	5	1,920
Adobe Inc. (a)	3	1,978
Advanced Micro Devices, Inc. (a)	9	1,265
Akamai Technologies, Inc. (a)	1	139
Amphenol Corporation - Class A	4	384
Analog Devices, Inc.	4	698
ANSYS, Inc. (a)	1	250
Apple Inc.	114	20,295
Applied Materials, Inc.	7	1,047
Arista Networks, Inc. (a)	2	232
Autodesk, Inc. (a)	2	453
Automatic Data Processing, Inc.	3	769
Broadcom Inc.	3	2,008
Broadridge Financial Solutions, Inc.	1	154
Cadence Design Systems Inc. (a)	2	379
CDW Corp.	1	203
Ceridian HCM Holding Inc. (a)	1	101
Cisco Systems, Inc.	31	1,960
Citrix Systems Inc.	1	95
Cognizant Technology Solutions Corp. - Class A	4	344
Corning Incorporated	6	206
DXC Technology Company (a)	2	58
Enphase Energy, Inc. (a)	1	176
EPAM Systems, Inc. (a)	—	278
F5 Networks, Inc. (a)	—	117
Fidelity National Information Services, Inc.	5	493
Fiserv, Inc. (a)	4	456
FleetCor Technologies Inc. (a)	1	130
Fortinet, Inc. (a)	1	359
Gartner Inc. (a)	1	202
Global Payments Inc.	2	280
Hewlett Packard Enterprise Company	9	145
HP Inc.	9	331
Intel Corporation	30	1,536
International Business Machines Corporation	7	879
Intuit Inc.	2	1,335
IPG Photonics Corporation (a)	—	41
Jack Henry & Associates Inc.	1	88
Juniper Networks, Inc.	2	80
Keysight Technologies, Inc. (a)	1	281
KLA-Tencor Corp.	1	478
Lam Research Corp.	1	741
Leidos Holdings Inc.	1	89
MasterCard Incorporated - Class A	6	2,286
Microchip Technology Incorporated	4	354
Micron Technology, Inc.	8	759
Microsoft Corporation	55	18,517
Monolithic Power Systems Inc.	—	165
Motorola Solutions Inc.	1	330
NetApp, Inc.	2	148
NortonLifelock Inc.	5	118
NVIDIA Corporation	18	5,392
NXP Semiconductors N.V.	2	439
Oracle Corporation	12	1,031
Paychex Inc.	2	324
Paycom Software, Inc. (a)	—	155
Paypal Holdings, Inc. (a)	9	1,625
PTC Inc. (a)	1	91
Qorvo, Inc. (a)	1	127
Qualcomm Incorporated	8	1,502
Salesforce.Com, Inc. (a)	7	1,824
Seagate Technology Holdings Public Limited Company	2	169
ServiceNow, Inc. (a)	1	947
Skyworks Solutions, Inc.	1	193
SolarEdge Technologies Ltd. (a)	—	107
Synopsys Inc. (a)	1	411
TE Connectivity Ltd. (b)	2	388
Teradyne Inc.	1	190
Texas Instruments Incorporated	7	1,276
Trimble Inc. (a)	2	156
Tyler Technologies Inc. (a)	—	158
VeriSign, Inc. (a)	1	174
Visa Inc. - Class A	12	2,665
Western Digital Corporation (a)	2	146
Xilinx, Inc.	2	385
Zebra Technologies Corp. - Class A (a)	—	238
		86,243
Health Care 12.9%
Abbott Laboratories	13	1,825
AbbVie Inc.	13	1,755
ABIOMED, Inc. (a)	—	115
Agilent Technologies, Inc.	2	357
Align Technology, Inc. (a)	1	356
AmerisourceBergen Corporation	1	145
Amgen Inc.	4	933
Anthem, Inc.	2	831
Baxter International Inc.	4	318
Becton, Dickinson and Company	2	530
Biogen Inc. (a)	1	253
Bio-Rad Laboratories, Inc. - Class A (a)	—	114
Bio-Techne Corporation	—	158
Boston Scientific Corporation (a)	11	447
Bristol-Myers Squibb Company	16	1,017
Cardinal Health, Inc.	2	106
Catalent Inc. (a)	1	168
Centene Corporation (a)	4	344
Cerner Corp.	2	208
Charles River Laboratories International Inc. (a)	—	147
Cigna Holding Company	2	554
Cooper Cos. Inc.	—	161
CVS Health Corporation	10	999
Danaher Corporation	5	1,535
DaVita Inc. (a)	—	54
Dentsply Sirona Inc.	2	84
DexCom Inc. (a)	1	380
Edwards Lifesciences Corporation (a)	5	588
Eli Lilly & Co.	6	1,608
Gilead Sciences, Inc.	9	674
HCA Healthcare, Inc.	2	453
Henry Schein Inc. (a)	1	79
Hologic Inc. (a)	2	139
Humana Inc.	1	435
IDEXX Laboratories, Inc. (a)	1	410
Illumina, Inc. (a)	1	429
Incyte Corporation (a)	1	100
Intuitive Surgical, Inc. (a)	3	941
IQVIA Inc. (a)	1	387
Johnson & Johnson	19	3,303
Laboratory Corporation of America Holdings (a)	1	229
McKesson Corporation	1	285
Medtronic Public Limited Company	10	1,024
Merck & Co., Inc.	19	1,420
Mettler-Toledo International Inc. (a)	—	292
Moderna, Inc. (a)	3	657
Organon & Co.	2	53
PerkinElmer Inc.	1	193
Pfizer Inc.	41	2,431
Quest Diagnostics Incorporated	1	148
Regeneron Pharmaceuticals, Inc. (a)	1	484
ResMed Inc.	1	279
Steris Limited	1	173
Stryker Corporation	2	666
Teleflex Incorporated	—	108
Thermo Fisher Scientific Inc.	3	1,928
UnitedHealth Group Incorporated	7	3,468
Universal Health Services Inc. - Class B	1	72
Vertex Pharmaceuticals Incorporated (a)	2	408
Viatris, Inc.	9	116
Waters Corp. (a)	—	163
West Pharmaceutical Services Inc.	1	259
Zimmer Biomet Holdings, Inc.	2	191
Zoetis Inc. - Class A	3	849
		39,336
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Consumer Discretionary 11.5%
Advance Auto Parts, Inc.	—	111
Amazon.com, Inc. (a)	3	10,663
Aptiv PLC (a)	2	315
AutoZone, Inc. (a)	—	333
Bath & Body Works Direct, Inc.	2	144
Best Buy Co., Inc.	2	161
BorgWarner Inc.	2	87
Caesars Entertainment, Inc. (a)	2	152
CarMax Inc. (a)	1	151
Carnival Plc (a)	6	117
Chipotle Mexican Grill Inc. (a)	—	362
D.R. Horton, Inc.	2	262
Darden Restaurants Inc.	1	154
Dollar Tree Inc. (a)	2	236
Domino's Pizza, Inc.	—	146
eBay Inc.	5	304
ETSY, Inc. (a)	1	208
Ford Motor Company	29	593
Gap Inc.	2	28
Garmin Ltd.	1	149
General Motors Company (a)	11	633
Genuine Parts Co.	1	156
Hasbro, Inc.	1	106
Hilton Worldwide Holdings Inc. (a)	2	319
Las Vegas Sands Corp. (a)	2	89
Lennar Corporation - Class A	2	224
LKQ Corporation	2	114
Lowe`s Companies, Inc.	5	1,313
Marriott International, Inc. - Class A (a)	2	334
McDonald's Corporation	5	1,469
MGM Resorts International	3	126
Mohawk Industries Inc. (a)	—	70
Newell Brands Inc.	3	62
NIKE, Inc. - Class B	9	1,562
Norwegian Cruise Line Holdings Ltd. (a)	3	52
NVR, Inc. (a)	—	142
O'Reilly Automotive, Inc. (a)	1	349
Penn National Gaming Inc. (a)	1	61
Pool Corporation	—	164
Pulte Homes Inc.	2	105
PVH Corp.	1	55
Ralph Lauren Corp. - Class A	—	44
Ross Stores Inc.	3	303
Royal Caribbean Cruises Ltd.	2	125
Starbucks Corporation	9	1,012
Tapestry Inc.	2	83
Tesla Inc. (a)	6	6,304
The Home Depot, Inc.	8	3,212
TJX Cos. Inc.	9	664
Tractor Supply Co.	1	194
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	159
Under Armour Inc. - Class A (a)	1	31
Under Armour Inc. - Class C (a)	2	28
VF Corp.	2	168
Whirlpool Corporation	—	108
Wynn Resorts, Limited (a)	1	64
Yum! Brands, Inc.	2	292
		34,972
Financials 10.4%
AFLAC Incorporated	5	267
American Express Company	5	759
American International Group, Inc.	6	351
Ameriprise Financial, Inc.	1	245
AON Public Limited Company - Class A	2	481
Arthur J Gallagher & Co.	2	265
Assurant, Inc.	—	62
Bank of America Corporation	53	2,350
Berkshire Hathaway Inc. - Class B (a)	13	4,016
BlackRock, Inc.	1	961
Brown & Brown Inc.	2	120
Capital One Financial Corporation	3	456
Cboe Global Markets, Inc.	1	101
Chubb Limited	3	615
Cincinnati Financial Corporation	1	135
Citigroup Inc.	15	879
Citizens Financial Group Inc.	3	146
CME Group Inc. - Class A	3	611
Comerica Inc.	1	83
Discover Financial Services	2	257
Everest Re Group, Ltd.	—	81
FactSet Research Systems Inc.	—	136
Fifth Third Bancorp	5	217
First Republic Bank	1	268
Franklin Resources Inc.	2	70
Globe Life Inc.	1	59
Huntington Bancshares Incorporated	11	162
Intercontinental Exchange, Inc.	4	560
Invesco Ltd.	2	55
JPMorgan Chase & Co.	22	3,432
KeyCorp	7	156
Lincoln National Corporation	1	88
Loews Corp.	1	86
M&T Bank Corporation	1	143
MarketAxess Holdings Inc.	—	111
Marsh & McLennan Companies, Inc.	4	638
MetLife, Inc.	5	326
Moody's Corp.	1	463
Morgan Stanley	10	1,027
MSCI Inc. - Class A	1	369
NASDAQ Inc.	1	175
Northern Trust Corp.	2	180
People's United Financial Inc.	3	55
Principal Financial Group, Inc.	2	132
Progressive Corp.	4	438
Prudential Financial Inc.	3	300
Raymond James Financial Inc.	1	144
Regions Financial Corporation	7	161
S&P Global Inc.	2	834
Signature Bank	—	152
State Street Corporation	3	252
SVB Financial Group (a)	—	294
Synchrony Financial	4	185
T. Rowe Price Group, Inc.	2	315
The Allstate Corporation	2	248
The Bank of New York Mellon Corporation (c)	6	330
The Charles Schwab Corporation	11	927
The Goldman Sachs Group, Inc.	2	952
The Hartford Financial Services Group, Inc.	3	173
The PNC Financial Services Group, Inc.	3	621
The Travelers Companies, Inc.	2	276
Truist Financial Corporation	10	567
U.S. Bancorp	10	551
W. R. Berkley Corporation	1	82
Wells Fargo & Company	29	1,403
Willis Towers Watson Public Limited Company	1	215
Zions Bancorp	1	71
		31,640
Communication Services 10.2%
Activision Blizzard, Inc.	6	385
Alphabet Inc. - Class A (a)	2	6,391
Alphabet Inc. - Class C (a)	2	5,932
AT&T Inc.	52	1,288
Booking Holdings Inc. (a)	—	729
Charter Communications, Inc. - Class A (a)	1	599
Comcast Corporation - Class A	33	1,683
Discovery, Inc. - Series A (a) (d)	1	27
Discovery, Inc. - Series C (a)	2	50
Dish Network Corporation - Class A (a)	2	56
Electronic Arts Inc.	2	265
Expedia Group, Inc. (a)	1	187
Facebook, Inc. - Class A (a)	17	5,836
Fox Corporation - Class A	2	87
Fox Corporation - Class B	1	36
Interpublic Group of Cos. Inc.	3	107
Live Nation Entertainment, Inc. (a)	1	127
Lumen Technologies Inc.	7	89
Match Group Holdings II, LLC (a)	2	275

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Netflix, Inc. (a)	3	1,957
News Corporation - Class A	3	65
News Corporation - Class B	1	19
Omnicom Group Inc.	2	114
Take-Two Interactive Software Inc. (a)	1	160
T-Mobile USA, Inc. (a)	4	499
Twitter, Inc. (a)	6	257
Verizon Communications Inc.	30	1,578
ViacomCBS Inc. - Class B	5	143
Walt Disney Co.	13	2,064
		31,005
Industrials 7.6%
3M Company	4	756
Alaska Air Group, Inc. (a)	1	46
Allegion Public Limited Company	1	88
American Airlines Group Inc. (a) (d)	5	82
AMETEK, Inc.	2	245
AO Smith Corp.	1	82
C.H. Robinson Worldwide, Inc.	1	100
Carrier Global Corporation	6	332
Caterpillar Inc.	4	815
Cintas Corp.	1	286
Copart Inc. (a)	2	241
CSX Corp.	16	615
Cummins Inc.	1	223
Deere & Company	2	703
Delta Air Lines, Inc. (a)	5	190
Dover Corporation	1	189
Eaton Corporation Public Limited Company	3	505
Emerson Electric Co.	4	405
Equifax Inc.	1	254
Expeditors International of Washington Inc.	1	163
Fastenal Co.	4	263
FedEx Corporation	2	462
Fortive Corporation	3	207
Fortune Brands Home & Security, Inc.	1	116
Generac Holdings Inc. (a)	—	171
General Dynamics Corporation	2	355
General Electric Company	8	762
Honeywell International Inc.	5	1,053
Howmet Aerospace Inc.	3	87
Huntington Ingalls Industries Inc.	—	52
IDEX Corporation	1	126
IHS Markit Ltd.	3	388
Illinois Tool Works Inc.	2	517
Ingersoll Rand Inc.	3	191
Jacobs Engineering Group Inc.	1	143
JB Hunt Transport Services Inc.	1	121
Johnson Controls International Public Limited Company	5	422
L3Harris Technologies, Inc.	1	316
Lockheed Martin Corporation	2	640
Masco Corporation	2	124
Nielsen Holdings plc	2	51
Norfolk Southern Corporation	2	537
Northrop Grumman Systems Corp.	1	432
Old Dominion Freight Line Inc.	1	242
Otis Worldwide Corporation	3	275
PACCAR Inc.	3	230
Parker-Hannifin Corporation	1	292
Pentair Public Limited Company	1	89
Quanta Services, Inc.	1	115
Raytheon BBN Technologies Corp.	11	938
Republic Services Inc.	2	211
Robert Half International Inc.	1	88
Rockwell Automation Inc.	1	298
Rollins Inc.	2	52
Roper Technologies, Inc.	1	380
Snap-On Inc.	—	86
Southwest Airlines Co. (a)	4	183
Stanley Black & Decker, Inc.	1	231
Teledyne Technologies Inc. (a)	—	144
Textron Inc.	2	122
The Boeing Company (a)	4	816
Trane Technologies Public Limited Company	2	354
TransDigm Group Inc. (a)	—	249
Union Pacific Corporation	5	1,188
United Airlines Holdings, Inc. (a)	2	100
United Parcel Service Inc. - Class B	5	1,148
United Rentals Inc. (a)	1	183
Verisk Analytics, Inc.	1	273
W. W. Grainger, Inc.	—	160
Wabtec Corp.	1	127
Waste Management, Inc.	3	477
Xylem Inc.	1	163
		23,070
Consumer Staples 6.1%
Altria Group, Inc.	13	634
Archer-Daniels-Midland Company	4	280
Brown-Forman Corp. - Class B	1	92
Campbell Soup Company	1	63
Church & Dwight Co. Inc.	2	177
Colgate-Palmolive Co.	6	529
ConAgra Brands Inc.	3	116
Constellation Brands, Inc. - Class A	1	311
Costco Wholesale Corporation	3	1,839
Dollar General Corporation	2	407
Estee Lauder Cos. Inc. - Class A	2	623
General Mills, Inc.	4	300
Hershey Co.	1	212
Hormel Foods Corp.	2	110
JM Smucker Co.	1	107
Kellogg Co.	2	118
Kimberly-Clark Corporation	2	355
Kraft Heinz Foods Company	5	184
Lamb Weston Holdings Inc.	1	66
McCormick & Co. Inc.	2	183
Molson Coors Beverage Company - Class B	1	61
Mondelez International, Inc. - Class A	10	678
Monster Beverage 1990 Corporation (a)	3	268
PepsiCo, Inc.	10	1,761
Philip Morris International Inc.	11	1,085
Procter & Gamble Co.	18	2,903
Sysco Corp.	4	299
Target Corporation	4	830
The Clorox Company	1	151
The Coca-Cola Company	29	1,688
The Kroger Co.	5	222
Tyson Foods Inc. - Class A	2	186
Walgreens Boots Alliance, Inc.	5	277
Walmart Inc.	10	1,509
		18,624
Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	1	234
American Tower Corporation	3	977
AvalonBay Communities, Inc.	1	252
Boston Properties Inc.	1	118
CBRE Group, Inc. - Class A (a)	2	260
Crown Castle International Corp.	3	655
Digital Realty Trust Inc.	2	368
Duke Realty Corp.	3	178
Equinix, Inc.	1	554
Equity Residential	3	231
Essex Property Trust Inc.	1	173
Extra Space Storage Inc.	1	219
Federal Realty Investment Trust	—	66
Healthpeak Properties, Inc.	4	151
Host Hotels & Resorts, Inc. (a)	5	91
Iron Mountain Incorporated	2	107
Kimco Realty Corporation	4	107
Mid-America Apartment Communities, Inc.	1	187
ProLogis Inc.	5	913
Public Storage	1	424
Realty Income Corporation	4	297
Regency Centers Corp.	1	93
SBA Communications Corporation	1	314
Simon Property Group, Inc.	2	385
UDR, Inc.	2	133
Ventas, Inc.	3	157

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Vornado Realty Trust	1	48
Welltower Inc.	3	268
Weyerhaeuser Company	6	232
		8,192
Energy 2.6%
Apa Corp.	3	73
Baker Hughes, a GE Company, LLC - Class A	7	157
Chevron Corporation	14	1,659
ConocoPhillips	10	698
Coterra Energy Inc	6	122
Devon Energy Corporation	5	210
Diamondback Energy, Inc.	1	132
EOG Resources, Inc.	4	379
Exxon Mobil Corporation	31	1,900
Halliburton Company	6	148
Hess Corporation	2	145
Kinder Morgan, Inc.	14	221
Marathon Oil Corporation	6	92
Marathon Petroleum Corporation	5	303
Occidental Petroleum Corporation	6	183
ONEOK, Inc.	3	189
Phillips 66	3	226
Pioneer Natural Resources Co.	2	296
Schlumberger Ltd.	10	310
The Williams Companies, Inc.	9	240
Valero Energy Corporation	3	219
		7,902
Materials 2.5%
Air Products and Chemicals, Inc.	2	494
Albemarle Corporation	1	207
Amcor Plc	11	135
Avery Dennison Corporation	1	129
Ball Corporation	2	227
Celanese Corp. - Class A	1	134
CF Industries Holdings Inc.	2	112
Corteva, Inc.	5	258
Dow Inc.	5	303
DuPont de Nemours, Inc.	4	310
Eastman Chemical Co.	1	120
Ecolab Inc.	2	426
FMC Corporation	1	98
Freeport-McMoRan Inc.	11	447
International Flavors & Fragrances Inc.	2	281
International Paper Company	3	142
Linde Public Limited Company	4	1,296
LyondellBasell Industries N.V. - Class A	2	186
Martin Marietta Materials Inc.	—	198
MOS Holdings Inc.	3	112
Newmont Corporation	6	355
Nucor Corporation	2	239
Packaging Corporation of America	1	95
PPG Industries, Inc.	2	301
Sealed Air Corporation	1	75
Sherwin-Williams Co.	2	619
Vulcan Materials Co.	1	199
Westrock Company, Inc.	2	84
		7,582
Utilities 2.4%
Alliant Energy Corporation	2	111
Ameren Corporation	2	173
American Electric Power Company, Inc.	4	329
American Water Works Company, Inc.	1	245
Atmos Energy Corporation	1	97
CenterPoint Energy, Inc.	5	131
CMS Energy Corp.	2	137
Consolidated Edison, Inc.	3	227
Dominion Energy, Inc.	6	469
DTE Energy Company	1	175
Duke Energy Corporation	6	587
Edison International	3	185
Entergy Corporation	1	159
Evergy, Inc.	2	114
Eversource Energy	2	225
Exelon Corporation	7	413
FirstEnergy Corp.	4	173
NextEra Energy, Inc.	14	1,343
NiSource Inc.	3	81
NRG Energy, Inc.	2	79
Pinnacle West Capital Corp.	1	56
PPL Corporation	6	174
Public Service Enterprise Group Inc.	4	251
Sempra Energy	2	298
The AES Corporation	5	114
The Southern Company	8	533
WEC Energy Group Inc.	2	221
Xcel Energy Inc.	4	270
		7,370
Total Common Stocks (cost $211,552)		295,936
INVESTMENT COMPANIES 0.6%
iShares Core S&P 500 ETF	4	1,880
Total Investment Companies (cost $1,850)		1,880
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund, 0.01% (c) (e)	5,381	5,381
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.03% (c) (e)	102	102
Total Short Term Investments (cost $5,483)		5,483
Total Investments 99.6% (cost $218,885)		303,299
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net 0.4%		1,101
Total Net Assets 100.0%		304,384

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of December 31, 2021.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	194	59	—	6	—	77	330	0.1

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/18	249	388	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	25	March 2022	5,872	(16)	76

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	295,936	—	—	295,936
Investment Companies	1,880	—	—	1,880
Short Term Investments	5,483	—	—	5,483
	303,299	—	—	303,299
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	76	—	—	76
	76	—	—	76

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 95.4%
Consumer Staples 21.8%
Altria Group, Inc.	9	447
Archer-Daniels-Midland Company	14	945
Campbell Soup Company	5	231
Church & Dwight Co. Inc.	15	1,503
Colgate-Palmolive Co.	64	5,501
Costco Wholesale Corporation	11	6,447
Dollar General Corporation	3	787
Estee Lauder Cos. Inc. - Class A	17	6,247
Flowers Foods Inc.	47	1,301
General Mills, Inc.	16	1,092
Hershey Co.	33	6,293
Hormel Foods Corp.	122	5,948
JM Smucker Co.	3	403
Kellogg Co.	7	453
Kimberly-Clark Corporation	5	719
McCormick & Co. Inc.	7	657
Mondelez International, Inc. - Class A	89	5,904
Monster Beverage 1990 Corporation (a)	47	4,489
PepsiCo, Inc.	36	6,180
Philip Morris International Inc.	58	5,485
Procter & Gamble Co.	40	6,471
Target Corporation	22	5,170
The Clorox Company	17	2,937
The Coca-Cola Company	87	5,126
The Kroger Co.	93	4,190
Tyson Foods Inc. - Class A	3	228
Walmart Inc.	39	5,646
		90,800
Health Care 21.5%
Abbott Laboratories	44	6,137
AbbVie Inc.	28	3,815
Agilent Technologies, Inc.	9	1,389
Align Technology, Inc. (a)	1	410
Amgen Inc.	23	5,235
Anthem, Inc.	8	3,870
Bio-Rad Laboratories, Inc. - Class A (a)	1	378
Bio-Techne Corporation	2	1,190
Cerner Corp.	4	412
Charles River Laboratories International Inc. (a)	2	807
Chemed Corporation	6	3,057
Danaher Corporation	16	5,408
Eli Lilly & Co.	9	2,548
Gilead Sciences, Inc.	3	200
Humana Inc.	3	1,531
IDEXX Laboratories, Inc. (a)	5	3,392
Illumina, Inc. (a)	1	211
IQVIA Inc. (a)	9	2,652
Johnson & Johnson	33	5,717
Medtronic Public Limited Company	26	2,672
Merck & Co., Inc.	68	5,200
Mettler-Toledo International Inc. (a)	1	2,305
Moderna, Inc. (a)	8	1,948
Pfizer Inc.	15	911
Qiagen N.V. (a)	13	717
Quest Diagnostics Incorporated	2	413
Regeneron Pharmaceuticals, Inc. (a)	2	1,487
ResMed Inc.	2	577
Seagen Inc. (a)	18	2,728
Stryker Corporation	7	1,990
Thermo Fisher Scientific Inc.	9	6,127
United Therapeutics Corporation (a)	5	1,155
UnitedHealth Group Incorporated	13	6,352
Veeva Systems Inc. - Class A (a)	1	336
Vertex Pharmaceuticals Incorporated (a)	8	1,771
Waters Corp. (a)	1	238
West Pharmaceutical Services Inc.	1	296
Zoetis Inc. - Class A	17	4,214
		89,796
Information Technology 11.3%
Accenture Public Limited Company - Class A	11	4,410
Adobe Inc. (a)	9	5,072
Atlassian Corporation PLC - Class A (a)	1	321
Automatic Data Processing, Inc.	5	1,204
Broadcom Inc.	3	1,787
Cadence Design Systems Inc. (a)	7	1,360
Cisco Systems, Inc.	37	2,315
Cloudflare, Inc. - Class A (a)	3	331
Cognex Corp.	2	140
CrowdStrike Holdings, Inc. - Class A (a)	2	317
EPAM Systems, Inc. (a)	1	468
Intel Corporation	13	650
Intuit Inc.	9	5,468
MasterCard Incorporated - Class A	8	2,732
Microsoft Corporation	17	5,849
Oracle Corporation	16	1,378
Salesforce.Com, Inc. (a)	4	927
ServiceNow, Inc. (a)	1	843
Synopsys Inc. (a)	2	753
Texas Instruments Incorporated	23	4,303
Tyler Technologies Inc. (a)	—	141
Visa Inc. - Class A	23	4,977
Zebra Technologies Corp. - Class A (a)	1	417
Zoom Video Communications, Inc. - Class A (a)	6	1,112
		47,275
Industrials 10.0%
3M Company	8	1,418
AMETEK, Inc.	1	199
C.H. Robinson Worldwide, Inc.	4	457
Caterpillar Inc.	1	171
Cintas Corp.	2	842
Copart Inc. (a)	13	1,957
Cummins Inc.	1	196
Deere & Company	4	1,509
Eaton Corporation Public Limited Company	1	138
Emerson Electric Co.	4	416
Expeditors International of Washington Inc.	38	5,133
FedEx Corporation	3	726
Honeywell International Inc.	4	755
Illinois Tool Works Inc.	5	1,357
JB Hunt Transport Services Inc.	9	1,828
Landstar System Inc.	4	801
Old Dominion Freight Line Inc.	17	5,959
Otis Worldwide Corporation	3	223
Republic Services Inc.	41	5,650
Union Pacific Corporation	12	2,933
United Parcel Service Inc. - Class B	14	3,089
Waste Management, Inc.	36	5,992
		41,749
Communication Services 6.2%
Activision Blizzard, Inc.	15	1,030
Alphabet Inc. - Class A (a)	2	5,736
Charter Communications, Inc. - Class A (a)	4	2,769
Electronic Arts Inc.	1	180
Facebook, Inc. - Class A (a)	13	4,247
Netflix, Inc. (a)	2	1,066
New York Times Co. - Class A	8	393
T-Mobile USA, Inc. (a)	38	4,437
Verizon Communications Inc.	106	5,491
World Wrestling Entertainment, Inc. - Class A	7	353
		25,702
Financials 5.9%
AON Public Limited Company - Class A	4	1,218
BlackRock, Inc.	6	5,483
Chubb Limited	3	501
CME Group Inc. - Class A	7	1,632
Erie Indemnity Company - Class A	5	922
First Republic Bank	2	510
Intercontinental Exchange, Inc.	2	211
JPMorgan Chase & Co.	28	4,482
MarketAxess Holdings Inc.	1	535
Marsh & McLennan Companies, Inc.	1	216
Progressive Corp.	16	1,675
S&P Global Inc.	1	553
SVB Financial Group (a)	2	1,346

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
T. Rowe Price Group, Inc.	18	3,520
The Allstate Corporation	3	352
The PNC Financial Services Group, Inc.	1	203
The Travelers Companies, Inc.	8	1,327
		24,686
Utilities 5.5%
Ameren Corporation	2	213
American Electric Power Company, Inc.	3	238
American Water Works Company, Inc.	13	2,530
Consolidated Edison, Inc.	6	485
Dominion Energy, Inc.	19	1,469
DTE Energy Company	1	162
Duke Energy Corporation	31	3,282
Eversource Energy	20	1,831
Exelon Corporation (b)	4	234
NextEra Energy, Inc.	68	6,355
Public Service Enterprise Group Inc.	23	1,541
The Southern Company	25	1,742
WEC Energy Group Inc. (b)	19	1,825
Xcel Energy Inc.	17	1,155
		23,062
Materials 5.0%
Air Products and Chemicals, Inc.	7	2,048
CF Industries Holdings Inc.	47	3,306
Corteva, Inc.	12	583
Ecolab Inc.	25	5,809
MOS Holdings Inc.	25	979
Newmont Corporation	34	2,102
Packaging Corporation of America	1	142
PPG Industries, Inc.	1	132
Royal Gold Inc.	3	331
Sherwin-Williams Co.	15	5,362
		20,794
Consumer Discretionary 4.1%
Amazon.com, Inc. (a)	2	5,308
AutoZone, Inc. (a)	—	929
Best Buy Co., Inc.	2	172
Domino's Pizza, Inc.	1	506
Garmin Ltd.	19	2,560
Lululemon Athletica Inc. (a)	—	175
NIKE, Inc. - Class B	3	522
O'Reilly Automotive, Inc. (a)	—	215
Peloton Interactive, Inc. - Class A (a)	2	84
The Home Depot, Inc.	16	6,552
		17,023
Energy 3.5%
Apa Corp.	32	850
ConocoPhillips	40	2,892
Devon Energy Corporation	25	1,097
EOG Resources, Inc.	42	3,765
Hess Corporation	15	1,076
Marathon Oil Corporation	138	2,271
Occidental Petroleum Corporation	83	2,406
		14,357
Real Estate 0.6%
Life Storage Inc.	1	151
Public Storage	6	2,293
		2,444
Total Common Stocks (cost $353,096)		397,688
SHORT TERM INVESTMENTS 4.4%
Investment Companies 4.4%
JNL Government Money Market Fund, 0.01% (c) (d)	18,445	18,445
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	71	71
Total Short Term Investments (cost $18,516)		18,516
Total Investments 99.8% (cost $371,612)		416,204
Other Derivative Instruments (0.0)%		(41)
Other Assets and Liabilities, Net 0.2%		734
Total Net Assets 100.0%		416,897

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	60	March 2022	14,051	(41)	224

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	397,688	—	—	397,688
Short Term Investments	18,516	—	—	18,516
	416,204	—	—	416,204
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	224	—	—	224
	224	—	—	224

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 97.3%
China 17.4%
Alibaba Group Holding Limited (a) (b)	2,233	33,512
Baidu, Inc. - Class A - ADR (a)	63	9,379
Full Truck Alliance Co Ltd - Class A - ADR (a)	353	2,952
Meituan Dianping - Class B (a) (b)	1,594	45,868
NIO, Inc. - Class A - ADR (a)	959	30,387
Pinduoduo Inc. - ADR (a)	73	4,268
Ping An Insurance (Group) Co of China Ltd - Class H	1,765	12,721
Tencent Holdings Limited	1,022	59,414
Wuxi Biologics Cayman Inc (a) (b)	1,035	12,415
		210,916
Netherlands 15.1%
Adyen B.V. (a) (b)	25	65,572
argenx SE (a)	65	23,114
ASML Holding	118	94,232
		182,918
United States of America 12.8%
Illumina, Inc. (a)	65	24,879
Moderna, Inc. (a)	189	47,979
Spotify Technology S.A. (a)	202	47,334
Tesla Inc. (a)	33	34,843
		155,035
France 7.7%
Kering SA	73	58,435
L'Oreal SA	74	35,198
		93,633
Germany 7.1%
Delivery Hero SE (a) (b)	232	25,707
Hellofresh SE (a)	323	24,682
home24 SE (a)	73	957
Jumia Technologies AG - ADR (a)	256	2,920
MorphoSys AG (a)	23	869
Zalando SE (a) (b)	385	31,134
		86,269
Japan 7.1%
M3, Inc.	681	34,226
Nidec Corp.	333	39,049
SBI Holdings Inc.	134	3,645
SMC Corp.	14	9,163
		86,083
Argentina 5.6%
MercadoLibre S.R.L (a)	50	67,548
Denmark 5.3%
Ambu A/S - Class B	433	11,434
Genmab A/S (a)	80	32,017
Novozymes A/S - Class B	73	6,025
Vestas Wind Systems A/S	502	15,359
		64,835
Italy 4.1%
Exor Nederland N.V.	193	17,383
Ferrari N.V.	123	32,011
		49,394
Sweden 3.4%
Atlas Copco Aktiebolag - Class A	391	27,014
Kinnevik AB - Class B (a)	320	11,387
Oatly Group AB (Publ) - ADR (a)	407	3,239
		41,640
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,691	37,589
United Kingdom 2.1%
Fiat Chrysler Automobiles N.V.	441	8,316
Ocado Group PLC (a)	758	17,161
		25,477
Hong Kong 1.8%
AIA Group Limited	1,336	13,468
Hong Kong Exchanges & Clearing Ltd.	133	7,786
		21,254
Belgium 1.4%
Umicore	431	17,556
India 1.0%
Housing Development Finance Corp.	335	11,629
Australia 0.8%
Afterpay Limited (a)	106	6,476
Wisetech Global Limited	86	3,633
		10,109
Switzerland 0.8%
Temenos Group AG - Class N	73	10,086
Israel 0.5%
Wix.Com Ltd. (a)	37	5,759
Brazil 0.2%
NU Holdings Ltd. - Class A (a)	254	2,382
Total Common Stocks (cost $1,314,798)		1,180,112
PREFERRED STOCKS 1.6%
Germany 1.6%
Sartorius AG	28	19,309
Total Preferred Stocks (cost $16,067)		19,309
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (c) (d)	14,155	14,155
Total Short Term Investments (cost $14,155)		14,155
Total Investments 100.0% (cost $1,345,020)		1,213,576
Other Assets and Liabilities, Net (0.0)%		(422)
Total Net Assets 100.0%		1,213,154

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Baillie Gifford International Growth Fund - Long Term Investments in Affiliates

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Baillie Gifford International Growth Fund
Vanguard Variable Insurance Fund - International Portfolio	1,297,709	290,853	1,192,171	103,621	21,702	(418,093)	—	—
	1,297,709	290,853	1,192,171	103,621	21,702	(418,093)	—	—

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/13/21	59,771	65,572	5.4
Alibaba Group Holding Limited	04/13/21	67,446	33,512	2.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Baillie Gifford International Growth Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Delivery Hero SE	04/13/21	34,751	25,707	2.1
Meituan Dianping - Class B	04/13/21	55,608	45,868	3.8
Wuxi Biologics Cayman Inc	06/10/21	17,121	12,415	1.0
Zalando SE	04/13/21	40,670	31,134	2.6
		275,367	214,208	17.7

JNL/Baillie Gifford International Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	01/04/22	AUD	14	10	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks	283,869	896,243	—	1,180,112
Preferred Stocks	19,309	—	—	19,309
Short Term Investments	14,155	—	—	14,155
	317,333	896,243	—	1,213,576
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 98.8%
Information Technology 26.9%
Affirm Holdings, Inc. - Class A (a)	26	2,592
Appian Corporation - Class A (a)	22	1,418
Cloudflare, Inc. - Class A (a)	32	4,219
Datadog, Inc. - Class A (a)	15	2,662
HashiCorp, Inc. - Class A (a)	8	781
NVIDIA Corporation	14	4,000
Snowflake Inc. - Class A (a)	7	2,501
The Trade Desk, Inc. - Class A (a)	105	9,670
Twilio Inc. - Class A (a)	17	4,406
Workday, Inc. - Class A (a)	11	2,987
Zoom Video Communications, Inc. - Class A (a)	15	2,710
		37,946
Consumer Discretionary 22.9%
Amazon.com, Inc. (a)	2	5,988
Carvana Co. - Class A (a)	11	2,587
Chegg, Inc. (a)	46	1,407
Chewy, Inc. - Class A (a) (b)	38	2,275
Coursera, Inc. (a)	55	1,352
Doordash, Inc. - Class A (a)	10	1,496
Duolingo, Inc. - Class A (a) (b)	6	647
Peloton Interactive, Inc. - Class A (a)	21	757
Rivian Automotive, Inc. - Class A (a)	17	1,768
Tesla Inc. (a)	7	7,967
Vroom, Inc. (a) (b)	61	661
Wayfair Inc. - Class A (a) (b)	28	5,389
		32,294
Health Care 19.5%
10X Genomics, Inc. (a)	15	2,255
ABIOMED, Inc. (a)	8	2,749
Alnylam Pharmaceuticals, Inc. (a)	11	1,847
Denali Therapeutics Inc. (a)	38	1,681
Ginkgo Bioworks Holdings, Inc. - Class A (a)	143	1,185
Illumina, Inc. (a)	11	4,086
Moderna, Inc. (a)	31	7,924
Novocure Limited (a)	20	1,479
Penumbra, Inc. (a)	6	1,822
Recursion Pharmaceuticals, Inc. - Class A (a)	35	598
Sana Biotechnology, Inc. (a)	26	401
Teladoc Health, Inc. (a)	16	1,456
		27,483
Financials 14.7%
First Republic Bank	20	4,079
Lemonade, Inc. (a) (b)	22	944
MarketAxess Holdings Inc.	6	2,354
Shopify Inc. - Class A (a)	10	13,414
		20,791
Communication Services 9.7%
Netflix, Inc. (a)	10	5,826
Pinterest, Inc. - Class A (a)	31	1,145
Roku Inc. - Class A (a)	18	4,013
Snap Inc. - Class A (a)	56	2,655
		13,639
Industrials 3.8%
CoStar Group, Inc. (a)	37	2,892
Watsco Inc.	8	2,496
		5,388
Real Estate 1.3%
Redfin Corporation (a)	47	1,808
Total Common Stocks (cost $152,817)		139,349
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.01% (c) (d)	1,678	1,678
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	1,563	1,563
Total Short Term Investments (cost $3,241)		3,241
Total Investments 101.1% (cost $156,058)		142,590
Other Assets and Liabilities, Net (1.1)%		(1,606)
Total Net Assets 100.0%		140,984

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	139,349	—	—	139,349
Short Term Investments	3,241	—	—	3,241
	142,590	—	—	142,590

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund
COMMON STOCKS 93.1%
Japan 19.8%
Advantest Corporation	2	189
AICA Kogyo Co., Ltd.	—	9
Air Water Inc.	1	11
Amada Co. Ltd.	15	151
Asahi Kasei Corp.	8	75
Benesse Holdings Inc.	2	37
Bridgestone Corp. (a)	11	461
Calbee,Inc.	2	49
Canon Inc. (a)	4	102
Casio Computer Co. Ltd.	8	107
Chugai Pharmaceutical Co. Ltd.	3	91
Chugoku Electric Power Co. Inc.	1	11
COMSYS Holdings Corporation	1	18
Dai-ichi Life Holdings, Inc.	1	26
Daiichi Sankyo Company, Ltd	3	66
Daikin Industries Ltd.	1	249
Daito Trust Construction Co. Ltd.	2	206
Daiwa House Industry Co. Ltd.	—	12
DMG Mori Co., Ltd. (a)	2	31
EBARA Corporation	—	11
Eisai Co. Ltd.	2	103
Fanuc Ltd.	1	148
Fast Retailing Co. Ltd.	—	57
Fuji Oil Holdings Inc.	4	83
FUJIFILM Holdings Corp.	1	67
Hikari Tsushin Inc.	—	46
Hisamitsu Pharmaceutical Co. Inc.	1	31
Honda Motor Co. Ltd.	6	159
Hoya Corp.	3	415
Hulic Co. Ltd. (a)	1	11
Inpex Corporation (a)	19	165
ITOCHU Corp.	10	309
Japan Post Holdings Co., Ltd.	46	356
Japan Tobacco Inc. (a)	30	608
Kao Corp.	2	105
KDDI Corp.	4	105
Keyence Corp.	1	502
Kinden Corp.	1	12
Komatsu Ltd.	1	12
Konica Minolta Holdings Inc.	1	5
Kuraray Co. Ltd.	1	11
Lion Corp. (a)	5	71
Marubeni Corp.	6	60
Mitsubishi Corp.	—	6
Mitsui Mining & Smelting Co Ltd	1	22
MS&AD Insurance Group Holdings, Inc.	11	323
Murata Manufacturing Co. Ltd.	2	119
NEC Corp.	6	277
NET One Systems Co. Ltd.	1	35
NEXON Co.,Ltd.	1	15
NGK Spark Plug Co. Ltd.	1	24
Nikon Corp.	3	33
Nippon Meat Packers Inc.	1	50
Nippon Telegraph & Telephone Corp.	—	11
Obic Co. Ltd.	1	93
Olympus Corp.	13	295
Omron Corp.	1	100
Rakus Co.,Ltd.	1	13
Recruit Holdings Co., Ltd.	7	437
Relo Group, Inc.	2	31
Sanwa Holdings Corporation	1	10
Secom Co. Ltd.	1	35
Sekisui House Ltd.	19	408
Shimadzu Corp.	1	34
Shin-Etsu Chemical Co. Ltd.	2	260
Softbank Corp.	10	128
SoftBank Group Corp.	4	204
Sony Corp.	1	88
Subaru Corp. NPV	5	97
Sumitomo Chemical Co. Ltd.	122	574
Sumitomo Corp.	28	415
Sumitomo Heavy Industries Ltd.	1	12
Sumitomo Mitsui Financial Group Inc.	21	708
Sundrug Co. Ltd.	1	24
Suntory Beverage & Food Limited	1	47
T&D Holdings Inc.	3	38
Taiheiyo Cement Corp.	1	16
TDK Corp.	1	27
Teijin Ltd.	2	21
Terumo Corp.	9	376
Toda Corp.	2	11
Tokio Marine Holdings Inc.	6	322
Tokyo Electron Ltd.	1	803
Tokyo Gas Co. Ltd.	9	154
Toshiba Corp.	1	58
Toyoda Gosei Co. Ltd.	—	9
Toyota Motor Corp.	11	202
Trend Micro Inc. (a)	3	144
TV Asahi Holdings Corp.	1	7
Unicharm Corp.	6	270
Yamada Denki Co. Ltd.	29	98
Yamaha Motor Co. Ltd. (a)	2	38
Yamazaki Baking Co. Ltd.	1	9
		12,884
France 11.8%
Amundi (b)	2	152
AXA SA	6	187
BNP Paribas SA	2	148
Capgemini SA	2	472
Credit Agricole SA	4	61
Dassault Systemes	10	620
Electricite de France	26	300
Engie	36	527
Hermes International SCA	—	426
Kering SA	1	505
Klepierre	3	61
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	2	354
Legrand SA	2	225
L'Oreal SA	2	961
LVMH Moet Hennessy Louis Vuitton SE	—	388
Pernod-Ricard SA	1	118
Publicis Groupe SA	1	37
Rexel	1	10
Rubis	6	167
Sanofi SA	2	159
Sartorius Stedim Biotech	—	81
Schneider Electric SE (c)	4	795
Societe Generale SA	10	327
Sodexo SA	1	58
Teleperformance	—	123
Total SA (a)	8	386
		7,648
United Kingdom 11.5%
3i Group plc	2	35
Anglo American PLC	6	227
Ashtead Group Public Limited Company	8	673
Associated British Foods PLC	8	224
AstraZeneca PLC	5	528
Auto Trader Group PLC	3	32
Bellway P L C	1	45
BP P.L.C.	83	373
British American Tobacco P.L.C.	19	716
BT Group Plc	43	99
Burberry Group PLC	4	88
Centrica PLC (c)	41	40
Compass Group PLC	3	69
Convatec Group PLC (b)	7	19
Croda International Public Limited Company	—	43
Diageo PLC	15	837
Experian PLC	5	269
Ferguson PLC	—	22
Future PLC	—	19
GlaxoSmithKline PLC	12	260
Greggs PLC	2	97

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Halma Public Limited Company	—	21
HomeServe PLC	8	99
IG Group Holdings PLC	4	42
IMI Plc	4	94
Imperial Brands PLC	6	124
International Consolidated Airlines Group, S.A. (c)	35	67
ITV Plc	82	120
Johnson Matthey PLC	1	41
Kingfisher Plc	27	122
Legal & General Group PLC	5	20
Lloyds Banking Group PLC	335	217
Next PLC	1	158
Persimmon Public Limited Company	—	17
Phoenix Group Holdings PLC	4	39
Relx PLC	7	221
Rentokil Initial PLC	13	104
Rightmove PLC	14	155
Rio Tinto PLC	1	62
Royal Mail PLC	6	40
Smiths Group PLC	6	134
Standard Chartered PLC	8	48
Taylor Wimpey PLC	6	15
Tesco PLC	58	227
Unilever PLC	2	104
Unilever PLC	6	293
WH Smith PLC (c)	1	12
Whitbread PLC (c)	3	133
WPP 2012 Limited	1	17
		7,461
Germany 9.4%
Allianz SE	3	692
Bayer AG - Class N	4	212
Bayerische Motoren Werke AG	3	287
Covestro AG (b)	1	63
Deutsche Boerse AG - Class N	1	246
Deutsche Post AG - Class N	12	795
Deutsche Telekom AG - Class N	1	25
DWS Group GmbH & Co. KGaA (b)	1	42
Evonik Industries AG	16	518
Fraport AG Frankfurt Airport Services Worldwide (c)	—	17
freenet AG - Class N	2	43
Gerresheimer AG	1	142
Hellofresh SE (c)	—	15
Hochtief AG	—	24
Hugo Boss AG	—	24
Merck KGaA	—	43
MTU Aero Engines AG - Class N	—	69
Muenchener Rueckversicherungs AG - Class N	—	65
SAP SE	8	1,090
Scout24 Holding GmbH (b)	8	557
Siemens AG - Class N	6	1,021
Symrise AG	—	14
Telefonica Deutschland Holding AG	3	9
Wacker Chemie AG	1	84
		6,097
Switzerland 7.6%
ABB Ltd. - Class N	21	793
Adecco Group AG - Class N	2	107
Baloise Holding AG - Class N	—	26
Banque Cantonale Vaudoise - Class N	—	29
Compagnie Financiere Richemont SA	4	559
Givaudan SA - Class N	—	635
Glencore PLC	23	118
IWG PLC (c)	10	39
Nestle SA - Class N	6	886
Novartis AG - Class N	14	1,237
Partners Group Holding AG	—	198
PSP Swiss Property AG - Class N	—	11
SGS SA - Class N	—	13
Sika AG	—	4
Sonova Holding AG	—	19
Swatch Group AG	—	34
Tecan Group AG - Class N	—	28
VAT Group AG (b)	—	39
Zurich Insurance Group AG - Class N	—	185
		4,960
Netherlands 6.8%
Adyen B.V. (b) (c)	—	218
argenx SE (c)	—	27
ASML Holding	2	1,227
ASR Nederland N.V.	8	355
IMCD B.V.	1	198
Koninklijke Ahold Delhaize N.V.	12	417
Koninklijke KPN N.V.	39	122
Koninklijke Philips N.V.	1	29
Koninklijke Vopak N.V.	1	19
NN Group N.V.	—	25
OCI N.V. (c)	—	9
PostNL NV	29	127
Randstad NV	5	328
Royal Dutch Shell PLC - Class A	21	456
Royal Dutch Shell PLC - Class B	15	324
Unibail-Rodamco SE	—	23
Wolters Kluwer NV - Class C	4	507
		4,411
Australia 4.8%
AGL Energy Limited	13	60
Alumina Ltd.	16	21
Aristocrat Leisure Limited	9	286
Aurizon Holdings Limited	41	103
BHP Group PLC	1	24
BHP Group PLC	17	523
Challenger Financial Services Group Ltd.	3	12
Charter Hall Limited	—	6
CSL Ltd.	2	336
Goodman Funding Pty Ltd	11	211
GPT Group	3	12
Harvey Norman Holdings Ltd.	2	9
JB Hi-Fi Limited	3	89
Macquarie Group Limited	—	64
Medibank Private Limited	147	358
Mirvac Group	52	111
REA Group Ltd.	3	395
Scentre Group Limited	138	317
South32 Limited	35	101
Stockland	13	41
Wisetech Global Limited	1	41
WorleyParsons Ltd.	2	13
		3,133
Sweden 4.6%
AB Sagax - Class B	1	41
Aktiebolaget Volvo - Class B	—	10
Atlas Copco Aktiebolag - Class A	5	338
Atlas Copco Aktiebolag - Class B	2	92
Avanza Bank Holding AB	—	10
Castellum AB	1	32
Elekta AB (publ) - Class B	13	161
Evolution Gaming Group AB (publ) (b)	1	83
Hexagon Aktiebolag - Class B	12	197
Indutrade Aktiebolag	1	45
Investmentaktiebolaget Latour - Class B	—	5
Investor Aktiebolag - Class B	26	643
L E Lundbergforetagen AB - Class B	1	56
Lundin Petroleum AB	3	92
Saab AB - Class B	7	180
Samhallsbyggnadsbolaget i Norden AB - Class B	—	3
SSAB AB - Class A (c)	2	10
Svenska Handelsbanken AB - Class A	6	61
Swedbank AB - Class A	1	18
Swedish Match AB	71	565
Tele2 AB - Class B	4	57
Telefonaktiebolaget LM Ericsson - Class B	23	256
		2,955
Finland 2.6%
Kesko Oyj - Class B	3	101
Kone Corporation	8	569
Neste Oyj	3	143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Nokia Oyj (c)	59	374
Nordea Bank ABP	39	478
		1,665
Denmark 2.6%
A P Moller - Maersk A/S - Class B	—	126
Carlsberg A/S - Class B	1	86
Coloplast A/S - Class B	1	241
DSV Panalpina A/S	—	10
Genmab A/S (c)	—	118
Novo Nordisk A/S - Class B	9	1,031
Novozymes A/S - Class B	—	13
SimCorp A/S	—	40
		1,665
Hong Kong 1.9%
AIA Group Limited	77	772
CK Asset Holdings Limited	4	22
CK Hutchison Holdings Limited	7	42
Hysan Development Co. Ltd.	3	9
Kerry Properties Ltd.	18	47
Link Real Estate Investment Trust	4	35
Swire Pacific Ltd. - Class A	12	65
Swire Properties Limited	8	19
Techtronic Industries Company Limited	12	239
		1,250
Italy 1.8%
Amplifon S.p.A	—	18
Banca Generali S.p.A.	—	10
Banca Mediolanum SpA	6	62
Banco BPM Societa' Per Azioni	3	10
Bper Banca Spa	32	66
Enel SpA	9	72
Exor Nederland N.V.	—	11
Hera S.p.A.	8	32
Interpump Group SpA	—	12
Intesa Sanpaolo SpA	153	396
Italgas S.p.A.	11	77
Mediobanca SpA	25	282
Moncler S.p.A.	—	24
Pirelli & C. S.p.A. (b)	7	50
Prada S.p.A.	1	9
Reply S.p.A.	—	15
UniCredit S.p.A.	3	38
		1,184
Spain 1.4%
Acciona,S.A.	1	117
Banco Bilbao Vizcaya Argentaria, S.A.	30	176
Banco de Sabadell, S.A. (c)	17	12
Banco Santander, S.A.	4	15
Bankinter SA	4	23
Fluidra S.A.	3	108
Iberdrola, Sociedad Anonima	1	15
Industria de Diseno Textil, S.A.	13	422
Repsol SA	4	44
Telefonica SA (a)	1	2
		934
Israel 1.4%
Bank Hapoalim BM	34	348
Bank Leumi Le-Israel BM	1	9
Israel Discount Bank Ltd.	15	99
Mizrahi Tefahot Bank Ltd.	—	15
Nice Ltd. (c)	1	278
Teva Pharmaceutical Industries Ltd (c)	19	158
		907
Singapore 1.3%
Jardine Cycle & Carriage Ltd.	14	214
Oversea-Chinese Banking Corporation Limited	11	96
Singapore Telecommunications Limited	239	412
Suntec Real Estate Investment Trust	10	11
United Overseas Bank Ltd.	4	80
		813
Norway 0.9%
DNB ASA	4	94
Equinor ASA	19	507
Nordic Semiconductor ASA (c)	—	13
		614
Austria 0.9%
Andritz AG	2	94
BAWAG Group AG (b)	1	73
Erste Group Bank AG	6	298
Raiffeisen Bank International AG	4	114
Wienerberger AG	1	19
		598
Belgium 0.7%
D'ieteren	—	39
Groupe Bruxelles Lambert SA	2	190
Solvay SA	2	182
Telenet Group Holding	1	21
Warehouses De Pauw	—	14
		446
Ireland 0.6%
James Hardie Industries Public Limited Company - CDI	8	329
Kerry Group Plc	—	12
Kingspan Group Plc	1	65
		406
New Zealand 0.4%
Fisher & Paykel Healthcare Corp.	8	189
Spark New Zealand Ltd.	11	34
Xero Limited (c)	—	44
		267
Portugal 0.2%
Jeronimo Martins, SGPS, S.A.	5	124
Luxembourg 0.1%
RTL Group SA	1	39
Total Common Stocks (cost $57,668)		60,461
PREFERRED STOCKS 1.4%
Switzerland 0.8%
Roche Holding AG	1	535
Germany 0.6%
Sartorius AG	—	198
Volkswagen AG (d)	1	177
		375
Total Preferred Stocks (cost $854)		910
SHORT TERM INVESTMENTS 9.5%
Investment Companies 8.3%
JNL Government Money Market Fund, 0.01% (e) (f)	5,366	5,366
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund, 0.03% (e) (f)	781	781
Total Short Term Investments (cost $6,147)		6,147
Total Investments 104.0% (cost $64,669)		67,518
Other Derivative Instruments (0.0)%		(5)
Other Assets and Liabilities, Net (4.0)%		(2,570)
Total Net Assets 100.0%		64,943

(a) All or a portion of the security was on loan as of December 31, 2021.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Non-income producing security.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Advantage International Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	03/24/21	225	218	0.3
Amundi	03/03/21	157	152	0.2
BAWAG Group AG	10/13/21	73	73	0.1
Convatec Group PLC	09/16/20	18	19	—
Covestro AG	09/02/21	68	63	0.1
DWS Group GmbH & Co. KGaA	08/04/21	44	42	0.1
Evolution Gaming Group AB (publ)	09/14/21	88	83	0.1
Pirelli & C. S.p.A.	06/02/21	45	50	0.1
Scout24 Holding GmbH	03/10/21	568	557	0.9
VAT Group AG	11/03/21	39	39	0.1
		1,325	1,296	2.0

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	28	March 2022	3,257	(5)	(7)

JNL/BlackRock Advantage International Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
DKK/USD	CIT	01/03/22	DKK	933	143	—
EUR/USD	BNP	01/03/22	EUR	45	51	—
GBP/USD	UBS	01/04/22	GBP	278	376	1
HKD/USD	CIT	01/03/22	HKD	703	90	—
HKD/USD	SCB	01/03/22	HKD	3	—	—
ILS/USD	CIT	01/03/22	ILS	240	77	—
JPY/USD	CIT	01/04/22	JPY	121,413	1,056	(1)
NOK/USD	CIT	01/03/22	NOK	473	54	—
SEK/USD	BNP	01/03/22	SEK	2,176	241	—
SEK/USD	MSC	01/04/22	SEK	2,594	287	—
USD/AUD	UBS	01/04/22	AUD	(136)	(99)	—
USD/DKK	CIT	01/04/22	DKK	(517)	(79)	—
USD/JPY	MSC	01/05/22	JPY	(5,979)	(52)	—
					2,145	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	—	60,461	—	60,461
Preferred Stocks	910	—	—	910
Short Term Investments	6,147	—	—	6,147
	7,057	60,461	—	67,518
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(7)	—	—	(7)
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	(7)	(1)	—	(8)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 66.7%
Information Technology 15.1%
AAC Technologies Holdings Inc.	114	450
Accenture Public Limited Company - Class A	—	175
Adobe Inc. (a)	2	1,013
Advanced Micro Devices, Inc. (a)	2	304
Advantest Corporation	5	434
Adyen B.V. (a) (b)	5	12,466
Akamai Technologies, Inc. (a)	1	69
AlphaWave IP Group PLC (a) (c)	408	1,107
Altair Engineering Inc. - Class A (a)	50	3,832
Amphenol Corporation - Class A	2	150
Analog Devices, Inc.	1	195
ANSYS, Inc. (a)	10	3,961
Apple Inc. (d) (e)	463	82,186
Applied Materials, Inc.	112	17,648
ASE Technology Holding Co., Ltd.	34	130
ASM Pacific Technology Ltd.	3	32
ASML Holding	32	25,367
Asustek Computer Inc.	7	95
Atlassian Corporation PLC - Class A (a) (e)	8	3,172
Autodesk, Inc. (a) (e)	54	15,052
Avidxchange Holdings, Inc. (a) (c)	3	42
Bicycle Club Joint Venture, L.P. - Class A	230	1,296
Cadence Design Systems Inc. (a)	22	4,104
Capcom Co. Ltd.	12	272
CGI Inc. - Class A (a)	4	327
Citrix Systems Inc.	1	103
CrowdStrike Holdings, Inc. - Class A (a)	34	7,046
Datadog, Inc. - Class A (a)	12	2,137
Daum Communications Corp.	44	4,155
Dell Technology Inc. - Class C (a)	7	371
Disco Corp.	8	2,344
DocuSign, Inc. (a)	2	347
Dynatrace Holdings LLC (a)	44	2,674
Enphase Energy, Inc. (a)	—	51
EPAM Systems, Inc. (a)	2	1,564
Fidelity National Information Services, Inc.	2	192
Fortinet, Inc. (a)	16	5,881
Fujitsu Ltd.	4	752
Gartner Inc. (a)	1	263
Gitlab Inc. - Class A (a) (c)	—	27
Global Payments Inc. (e)	—	65
Globalfoundries Inc. (a) (c)	145	9,453
Glodon Company Limited - Class A	80	800
HCL Technologies Ltd.	26	466
Hewlett Packard Enterprise Company	19	297
Hexagon Aktiebolag - Class B	264	4,174
Hon Hai Precision Industry Co. Ltd.	196	736
HP Inc.	7	261
Hundsun Technologies Inc. - Class A	122	1,186
Infineon Technologies AG - Class N	111	5,123
Informatica Inc. - Class A (a)	60	2,210
Intuit Inc.	1	429
Keyence Corp.	10	6,480
Kingdee International Software Group Co. Ltd. (a)	403	1,236
Kingsoft Corp Ltd	173	759
Kyocera Corp.	8	513
Lam Research Corp.	1	575
Leidos Holdings Inc.	1	129
Lenovo Group Ltd.	502	575
Link Mobility Group Holding ASA (a) (f)	110	242
Locaweb Servicos De Internet S.A (a)	184	432
Lookout, Inc. (b) (g)	21	228
Lookout, Inc. (b) (g)	284	3,127
MasterCard Incorporated - Class A	77	27,784
MediaTek Inc.	23	987
Micron Technology, Inc. (e)	142	13,208
Microsoft Corporation (e)	297	99,922
Ming Yuan Cloud Group Holdings Limited (b) (c)	199	453
MongoDB, Inc. - Class A (a) (e)	5	2,761
Monolithic Power Systems Inc.	—	105
Motorola Solutions Inc.	—	53
Murata Manufacturing Co. Ltd.	5	397
Nanya Technology Corp.	25	71
NEC Corp.	25	1,132
NetEase, Inc. - ADR	7	668
New Relic, Inc. (a)	23	2,502
Nice Ltd. - ADR (a) (c)	50	15,276
Nintendo Co. Ltd.	1	373
NortonLifelock Inc.	12	316
Novatek Microelectronics Corp.	24	466
NVIDIA Corporation (e)	72	21,245
NXP Semiconductors N.V.	73	16,557
Obic Co. Ltd.	—	56
Okta, Inc. - Class A (a)	13	2,867
Oracle Corp. Japan	7	538
Oracle Corporation	1	90
Palantir Technologies Inc. - Class A (a)	11	199
Palo Alto Networks, Inc. (a)	10	5,655
Paypal Holdings, Inc. (a)	45	8,549
Qualcomm Incorporated	22	4,059
Ricoh Co. Ltd.	23	215
RingCentral, Inc. - Class A (a)	3	480
Rohm Co. Ltd.	4	318
Salesforce.Com, Inc. (a)	120	30,568
Samsung Electronics Co. Ltd.	8	546
Samsung SDI Co. Ltd.	9	5,135
SAP SE	3	475
ServiceNow, Inc. (a)	32	21,037
SimilarWeb Ltd. (a) (c)	26	460
SK Hynix Inc.	1	104
Skyworks Solutions, Inc.	1	107
SmartRent.Com, Inc. - Class A (a) (c)	148	1,431
Snowflake Inc. - Class A (a)	1	301
Splunk Inc. (a)	8	895
STMicroelectronics NV	46	2,268
SUMCO Corporation	7	136
Synopsys Inc. (a)	—	98
Taiwan Semiconductor Manufacturing Co. Ltd.	1,269	28,208
Tata Consultancy Services Limited	2	99
TE Connectivity Ltd. (b)	91	14,743
TeamViewer AG (a)	5	70
Thomson Reuters Corporation	5	581
Toast, Inc. - Class A (a) (c)	85	2,946
Tokyo Electron Ltd.	1	574
Trimble Inc. (a)	1	122
Twilio Inc. - Class A (a) (e)	16	4,191
United Microelectronics Corp.	86	202
VeriSign, Inc. (a)	17	4,344
Visa Inc. - Class A	—	68
VMware, Inc. - Class A	4	518
Western Digital Corporation (a)	56	3,626
Workday, Inc. - Class A (a)	9	2,578
Xilinx, Inc.	33	7,000
Yageo Corp.	12	208
Zebra Technologies Corp. - Class A (a)	1	388
Zoom Video Communications, Inc. - Class A (a)	2	324
Zscaler, Inc. (a) (e)	16	5,066
		608,001
Consumer Discretionary 9.6%
Adidas AG - Class N	2	444
Advance Auto Parts, Inc.	16	3,849
Airbnb, Inc. - Class A (a)	6	1,059
Aisin Seiki Co. Ltd.	7	250
Alibaba Group Holding Limited (a) (b)	198	2,973
Alibaba Group Holding Limited - ADR (a) (e)	41	4,827
Amazon.com, Inc. (a) (e)	17	56,050
ANTA Sports Products Limited	126	1,889
Aptiv PLC (a)	62	10,243
AUTO1 Group SE (a)	162	3,585
AutoZone, Inc. (a)	—	208
Bath & Body Works Direct, Inc.	34	2,359
Bayerische Motoren Werke AG	6	624
Best Buy Co., Inc.	30	3,038
Burberry Group PLC	15	356
BYD Company Limited - Class A	116	4,827

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Capri Holdings Limited (a)	46	2,956
Compagnie Financiere Richemont SA	18	2,668
Compagnie Generale des Etablissements Michelin	—	61
Compass Group PLC	421	9,390
D.R. Horton, Inc. (e)	187	20,242
Daimler AG - Class N (e)	327	25,104
Dick's Sporting Goods Inc. (c)	11	1,308
Dongfeng Motor Group Co., Ltd - Class H	226	188
Dr. Martens PLC (a)	47	276
Fast Retailing Co. Ltd.	1	283
Ferrari N.V.	13	3,488
Fiat Chrysler Automobiles N.V.	37	695
Fila Korea Ltd.	2	71
Floor & Decor Holdings Inc. - Class A (a)	24	3,084
Ford Motor Company (e)	144	3,000
Garmin Ltd.	—	65
General Motors Company (a) (e)	106	6,193
Genuine Parts Co.	2	297
GMO Payment Gateway, Inc.	14	1,775
Haidilao International Holding Ltd. (b) (c)	237	535
Hangzhou Robam Appliances Co., Ltd. - Class A	101	571
Hasbro, Inc.	1	93
Hennes & Mauritz AB - Class B	21	404
Hilton Worldwide Holdings Inc. (a)	74	11,512
Honda Motor Co. Ltd.	29	821
Huazhu Group Limited - ADR (a)	35	1,324
Jardine Matheson Holdings Ltd.	1	55
Jawbone Inc. (b) (g)	98	—
JD Health International Inc. (a) (b) (c)	487	3,830
Kering SA	2	1,436
Kia Motors Corp.	2	110
Kingfisher Plc	59	270
La Francaise Des Jeux (f)	3	137
Lennar Corporation - Class A	1	130
Li Auto Inc - ADR (a)	155	4,986
LKQ Corporation	6	367
Lowe`s Companies, Inc. (e)	42	10,861
Lululemon Athletica Inc. (a)	1	483
LVMH Moet Hennessy Louis Vuitton SE (e)	25	20,922
Mazda Motor Corp.	77	590
McDonald's Corporation (e)	79	21,303
MercadoLibre S.R.L (a)	10	13,666
NIKE, Inc. - Class B	19	3,221
Nissan Motor Co., Ltd. (a)	37	178
NVR, Inc. (a)	—	83
On Holding AG - Class A (a) (c)	8	304
O'Reilly Automotive, Inc. (a)	5	3,624
Oriental Land Co. Ltd.	11	1,890
Pan Pacific International Holdings Corporation	63	864
Panasonic Corp.	49	539
Pandora A/S	30	3,719
Peloton Interactive, Inc. - Class A (a)	100	3,558
Penn National Gaming Inc. (a)	28	1,433
Petco Health And Wellness Company, Inc. - Class A (a) (c)	34	663
Puma SE	76	9,350
PVH Corp.	17	1,848
Restaurant Brands International Limited Partnership	2	121
Rivian Automotive, Inc. - Class A (a) (c)	70	7,278
Sands China Ltd. (a)	24	55
Signet Jewelers Limited	19	1,694
Sonos, Inc. (a)	125	3,723
Sony Corp.	42	5,276
Starbucks Corporation	1	91
Subaru Corp. NPV	20	359
Suzuki Motor Corp.	18	689
Swatch Group AG	1	301
Tesla Inc. (a) (e)	1	935
The Home Depot, Inc. (e)	55	23,021
THG Holdings PLC (a)	1,483	4,606
TJX Cos. Inc. (e)	259	19,671
Toyota Motor Corp.	72	1,323
Trip.com Group Limited - ADR (a)	3	81
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,577
Vail Resorts, Inc.	1	351
VF Corp.	6	452
Victoria's Secret & Co. (a)	15	853
Vipshop (China) Co., Ltd. - ADR (a)	22	188
Vitesco Technologies Group Aktiengesellschaft (a)	2	101
Williams-Sonoma Inc.	49	8,320
Wynn Resorts, Limited (a)	6	513
Yum China Holdings, Inc.	16	796
Yum! Brands, Inc.	2	241
		386,021
Health Care 9.3%
Abbott Laboratories (e)	232	32,662
AbbVie Inc.	216	29,252
Agilent Technologies, Inc.	3	502
Aier Eye Hospital Group Co., Ltd - Class A	146	967
Alcon AG (c)	7	645
Alnylam Pharmaceuticals, Inc. (a)	12	2,019
Amoy Diagnostics Co., Ltd. - Class A	83	985
Angelalign Technology Inc. (a) (b)	15	473
Anthem, Inc.	38	17,786
Astellas Pharma Inc.	63	1,028
AstraZeneca PLC	136	15,962
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	15	993
Bayer AG - Class N	1	61
Becton, Dickinson and Company	2	437
Bio-Rad Laboratories, Inc. - Class A (a)	—	63
Boston Scientific Corporation (a)	651	27,661
Bristol-Myers Squibb Company	266	16,565
Cardinal Health, Inc.	1	68
Cerner Corp.	3	274
Charles River Laboratories International Inc. (a)	—	137
Chugai Pharmaceutical Co. Ltd.	23	751
Cie Generale d'Optique Essilor International SA (e)	22	4,669
Cigna Holding Company	1	291
CSL Ltd.	1	304
Danaher Corporation	5	1,797
DaVita Inc. (a)	6	679
DexCom Inc. (a) (e)	8	4,063
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	1	48
Edwards Lifesciences Corporation (a)	110	14,305
Elekta AB (publ) - Class B	10	123
Eli Lilly & Co. (e)	—	88
Fresenius Medical Care AG & Co. KGaA	1	76
Fresenius SE & Co. KGaA	2	77
Gilead Sciences, Inc.	1	102
GlaxoSmithKline PLC	11	228
GN Store Nord A/S	5	292
Grand Round, Inc. (b) (g)	639	1,617
Hangzhou Tigermed Consulting Co., Ltd - Class H (b)	35	444
HCA Healthcare, Inc.	3	853
Hologic Inc. (a)	2	177
Hoya Corp.	94	14,007
Humana Inc.	—	56
Hygeia Healthcare Holdings Co., Limited (b)	128	801
IDEXX Laboratories, Inc. (a)	1	454
Intuitive Surgical, Inc. (a)	34	12,279
IQVIA Inc. (a)	1	204
Jafron Biomedical Co., Ltd. - Class A (a)	26	220
Jiangsu Hengrui Medicine Co., Ltd. - Class A	115	914
Jinxin Fertility Group Limited (a) (b)	692	773
Johnson & Johnson	191	32,751
Lonza Group AG	5	4,145
Masimo Corp. (a)	12	3,406
Medtronic Public Limited Company	7	675
Merck & Co., Inc.	6	444
Mettler-Toledo International Inc. (a)	—	786
Microport Cardioflow Medtech Corporation (a) (b)	1,980	983
Moderna, Inc. (a)	10	2,535
NMC Health PLC (g)	162	—
Novartis AG - Class N	1	125
Novo Nordisk A/S - Class B	28	3,187
Olympus Corp.	22	496
Orpea	1	124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Otsuka Holdings Co., Ltd.	14	514
Pharmaron Beijing Co., Ltd. - Class H (b)	6	86
Qiagen N.V. (a)	56	3,136
Qiagen N.V. (a)	2	103
Regeneron Pharmaceuticals, Inc. (a)	8	5,312
ResMed Inc.	16	4,164
Samsung Biologics Co., Ltd (a)	—	142
Seagen Inc. (a)	38	5,838
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A (a)	2	96
Smith & Nephew PLC	14	236
Straumann Holding AG - Class N	2	3,882
Stryker Corporation	9	2,432
Takeda Pharmaceutical Co. Ltd.	18	486
Terumo Corp.	9	393
Thermo Fisher Scientific Inc.	48	32,008
UnitedHealth Group Incorporated (e)	99	49,573
Vertex Pharmaceuticals Incorporated (a)	2	345
Vifor Pharma Management AG	—	36
Waters Corp. (a)	1	455
WuXi AppTec Co., Ltd. - Class A	42	781
Wuxi Biologics Cayman Inc (a) (b)	146	1,751
Zimmer Biomet Holdings, Inc.	4	469
Zoetis Inc. - Class A	18	4,425
		375,552
Industrials 7.4%
A P Moller - Maersk A/S - Class B	—	596
ABB Ltd. - Class N	25	936
Adecco Group AG - Class N	13	652
Aktiebolaget Volvo - Class B	614	14,212
Allegion Public Limited Company	1	90
Alstom	237	8,407
AMETEK, Inc.	2	324
Asahi Glass Co. Ltd. (c)	10	474
Atlas Copco Aktiebolag - Class A	57	3,940
Brenntag AG - Class N	2	198
Carrier Global Corporation	49	2,685
China Tower Corporation Limited - Class H (b)	554	61
Cie de Saint-Gobain	133	9,342
Contemporary Amperex Technology Co., Limited - Class A	110	10,111
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	102	198
Daifuke Co. Ltd.	17	1,396
Daikin Industries Ltd.	2	339
Daimler Truck Holding AG (a)	115	4,218
Deere & Company	3	1,186
Delta Air Lines, Inc. (a)	36	1,412
Deutsche Post AG - Class N	3	184
DL E&C Co., Ltd. (a)	1	61
DSV Panalpina A/S	23	5,311
Eaton Corporation Public Limited Company	3	602
Emerson Electric Co.	10	976
Epiroc Aktiebolag - Class A	83	2,111
Evergreen Marine Corp Taiwan Ltd.	56	290
Experian PLC	2	89
Fanuc Ltd.	73	15,407
FedEx Corporation	10	2,626
Ferguson PLC	18	3,258
Fortive Corporation	321	24,462
Fortune Brands Home & Security, Inc.	22	2,383
Generac Holdings Inc. (a)	7	2,634
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	802	1,513
Honeywell International Inc.	—	83
IHS Markit Ltd.	2	214
Ingersoll Rand Inc.	2	112
Interglobe Aviation Limited (a) (b)	24	652
Intertek Group Plc	1	79
ITOCHU Corp.	18	539
Johnson Controls International Public Limited Company	29	2,396
JS Group Corp.	11	285
Koninklijke Philips N.V.	25	936
Kühne + Nagel International AG	1	211
Marubeni Corp.	47	454
Masco Corporation	286	20,075
Mitsubishi Corp.	20	630
Mitsubishi Electric Corp.	99	1,252
Mitsubishi Heavy Industries Ltd.	17	385
Mitsui & Co. Ltd.	17	412
Nidec Corp.	5	539
Nippon Yusen KK	6	480
Otis Worldwide Corporation	5	400
Parker-Hannifin Corporation	35	11,247
Randstad NV	7	505
Raytheon BBN Technologies Corp.	1	84
Recruit Holdings Co., Ltd.	102	6,217
Relx PLC	5	173
Robert Half International Inc.	1	113
Rockwell Automation Inc.	2	565
Rollins Inc.	1	46
Royal Mail PLC	37	254
Saab AB - Class B	3	84
Safran	118	14,418
Sandvik AB	419	11,676
Schneider Electric SE (a)	4	829
Siemens AG - Class N	188	32,472
Siemens Energy AG	15	391
SITC International Holdings Company Limited	74	268
Snap-On Inc.	1	318
Southwest Airlines Co. (a)	5	231
Spirax-Sarco Engineering PLC	11	2,395
Sumitomo Corp.	43	640
Taiwan Glass Industry Corporation	141	136
Teledyne Technologies Inc. (a)	—	130
Trane Technologies Public Limited Company	11	2,177
TransDigm Group Inc. (a)	7	4,204
Uber Technologies, Inc. (a) (e)	29	1,227
United Parcel Service Inc. - Class B	133	28,488
United Rentals Inc. (a)	7	2,338
Verisk Analytics, Inc.	14	3,297
Vertiv Holdings, LLC - Class A	662	16,519
Wartsila Oyj	9	128
Waste Connections, Inc.	3	460
WEG SA	21	123
WillScot Mobile Mini Holdings Corp. - Class A (a)	70	2,877
Yamato Holdings Co. Ltd.	23	543
		298,391
Financials 6.7%
Agricultural Bank of China Limited - Class H	980	337
AIA Group Limited	1,363	13,738
Allianz SE	33	7,858
ALTC Acquisition Corp. - Class A (a)	121	1,188
AON Public Limited Company - Class A	—	63
Arthur J Gallagher & Co.	1	128
Australia & New Zealand Banking Group Ltd.	3	59
B3 S.A. - Brasil, Bolsa, Balcao	65	129
Banco do Brasil S.A	10	51
Banco Santander, S.A.	19	64
Bank of America Corporation	733	32,620
Barclays PLC	484	1,225
Berkshire Hathaway Inc. - Class B (a)	3	812
BNP Paribas SA	93	6,417
Brookfield Asset Management Inc. - Class A	2	92
Brown & Brown Inc.	1	88
Capital One Financial Corporation (e)	169	24,473
Cathay Financial Holding Co. Ltd.	354	802
China Construction Bank Corporation - Class H	583	404
China Life Insurance Company Limited - Class H	71	118
China Merchants Bank Co., Ltd. - Class H	100	773
China Pacific Insurance (Group) Co., Ltd. - Class H	36	99
Citigroup Inc.	2	112
CME Group Inc. - Class A	14	3,139
Commonwealth Bank of Australia	1	46
Credit Agricole SA	7	93
DBS Group Holdings Ltd.	52	1,257
Deutsche Boerse AG - Class N	3	468
EQT AB (b)	1	45
FirstRand Ltd.	26	99

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Franklin Resources Inc.	12	391
Fubon Financial Holding Co. Ltd.	372	1,030
Globe Life Inc.	1	66
Gores Holdings VIII, Inc. - Class A (a)	38	385
Great-West Lifeco Inc.	4	118
Haitong Securities Co., Ltd. - Class H	54	48
Hana Financial Group Inc.	7	230
Hargreaves Lansdown PLC	5	85
Hedosophia European Growth (a)	120	1,367
Highland Transcend Partners I Corp. (a) (c)	126	1,302
Industrial and Commercial Bank of China Limited - Class H	1,019	580
ING Groep N.V.	1,720	24,044
Intesa Sanpaolo SpA	7,418	19,162
Invesco Ltd.	14	327
JPMorgan Chase & Co.	6	895
Julius Bar Gruppe AG - Class N	4	250
KB Financial Group Inc.	5	209
Khosla Ventures Acquisition Co. - Class A (a)	103	1,001
Kinnevik AB - Class B (a)	2	69
Legal & General Group PLC	75	301
Liberty Media Acquisition Corporation (a)	252	2,674
Lloyds Banking Group PLC	40,642	26,318
London Stock Exchange Group PLC	1	84
Magellan Financial Group Ltd	4	58
Marsh & McLennan Companies, Inc. (e)	142	24,598
Mizuho Financial Group Inc.	65	824
Moody's Corp.	—	74
Morgan Stanley	198	19,429
MS&AD Insurance Group Holdings, Inc.	12	363
MSCI Inc. - Class A	—	46
Nomura Holdings Inc.	207	900
Nordea Bank ABP	7	86
Northern Trust Corp.	3	346
NU Holdings Ltd. - Class A (a) (c)	233	2,185
Partners Group Holding AG	1	1,336
PICC Property & Casualty Co. Ltd. - Class H	184	150
Ping An Insurance (Group) Co of China Ltd - Class H	54	385
PT. Bank Central Asia Tbk	2,163	1,112
S&P Global Inc.	6	2,870
Samsung Fire & Marine Insurance Co. Ltd.	1	102
Shopify Inc. - Class A (a)	—	106
Shopify Inc. - Class A (a)	1	1,858
SinoPac Financial Holdings Co. Ltd.	157	92
Societe Generale SA	94	3,219
Standard Bank Group Limited	6	56
State Street Corporation	1	99
Sumitomo Mitsui Trust Holdings Inc.	4	120
Svenska Handelsbanken AB - Class A	29	317
T. Rowe Price Group, Inc.	2	304
Taiwan Cooperative Bank, Ltd.	168	154
The Allstate Corporation	2	176
The Bank of New York Mellon Corporation	2	139
The Charles Schwab Corporation	309	25,964
The PNC Financial Services Group, Inc.	1	262
The Royal Bank of Scotland Group Public Limited Company	42	130
U.S. Bancorp	37	2,074
UBS Group AG	4	71
United Overseas Bank Ltd.	54	1,080
Venustech Group Inc. - Class A	166	743
W. R. Berkley Corporation	1	80
Westpac Banking Corporation	12	190
Willis Towers Watson Public Limited Company	2	506
		270,337
Communication Services 6.3%
Activision Blizzard, Inc.	6	421
Alphabet Inc. - Class A (a)	—	359
Alphabet Inc. - Class C (a) (e)	26	74,574
Altice USA, Inc. - Class A (a)	23	364
Auto Trader Group PLC	166	1,664
Booking Holdings Inc. (a)	—	72
Cellnex Telecom, S.A. (b)	260	15,151
Charter Communications, Inc. - Class A (a) (e)	23	14,909
Comcast Corporation - Class A	450	22,646
Deutsche Telekom AG - Class N	996	18,438
Electronic Arts Inc.	6	805
Expedia Group, Inc. (a)	18	3,166
Facebook, Inc. - Class A (a)	37	12,538
Frontier Communications Parent, Inc. (a)	76	2,244
Genius Sports Limited (a) (c)	152	1,152
Intouch Holdings Public Company Limited	310	744
KDDI Corp.	10	295
Krafton, Inc. (a)	1	408
Liberty Broadband Corp. - Series C (a)	—	59
Liberty SiriusXM Group - Series A (a)	140	7,138
Liberty SiriusXM Group - Series C (a)	194	9,878
Lions Gate Entertainment Corp. - Class A (a)	71	1,181
Live Nation Entertainment, Inc. (a)	26	3,101
Meituan Dianping - Class B (a) (b)	16	466
Netflix, Inc. (a)	1	519
Nippon Telegraph & Telephone Corp.	28	759
Orange SA	7	79
Pinterest, Inc. - Class A (a)	4	143
Playtika Holding Corp. (a)	293	5,067
Rogers Communications Inc. - Class B	2	84
Roku Inc. - Class A (a)	—	34
SEA, Ltd. - Class A - ADR (a)	—	80
Singapore Press Holdings Ltd.	22	38
Softbank Corp.	45	574
SoftBank Group Corp.	10	470
Telefonica Deutschland Holding AG	15	42
Tencent Holdings Limited	221	12,867
T-Mobile USA, Inc. (a)	—	30
Twitter, Inc. (a)	5	214
Vantage Towers AG	376	13,790
Verizon Communications Inc.	22	1,164
Vodafone Group Public Limited Company (e)	60	92
Walt Disney Co.	159	24,582
Weibo Corporation - Class A - ADR (a) (c)	4	133
		252,534
Materials 4.2%
Air Products and Chemicals, Inc.	61	18,482
Albemarle Corporation	33	7,604
Alcoa Corporation (e)	16	979
Anglo American PLC	88	3,612
ArcelorMittal	51	1,629
Arkema	69	9,736
Asahi Kasei Corp.	9	85
Barrick Gold Corporation	5	94
BHP Group PLC	121	3,605
BHP Group PLC (c)	19	571
CF Industries Holdings Inc.	25	1,799
China Hongqiao Group Limited	456	482
China National Building Material Co., Ltd. - Class H	512	628
China Resources Cement Holdings Limited	116	88
Corteva, Inc.	11	532
Covestro AG (b)	45	2,759
Diversey Holdings, Ltd. (a)	424	5,649
Element Solutions, Inc.	35	855
Evonik Industries AG	4	119
FMC Corporation	3	367
Formosa Plastics Corp.	170	639
Freeport-McMoRan Inc. (e)	494	20,595
Ganfeng Lithium Co., Ltd. - Class H (b)	81	1,284
Glencore PLC	1,107	5,618
Honam Petrochemical Corp.	—	63
Impala Platinum Holdings Limited	18	253
International Flavors & Fragrances Inc.	73	10,953
International Paper Company	2	88
Kumba Iron Ore Ltd	5	141
Kumho Petro chemical Co. Ltd.	1	150
LG Chem Ltd.	7	3,840
Linde Public Limited Company	9	3,033
MOS Holdings Inc.	8	328
Nan Ya Plastics Corp.	232	715
Newmont Corporation	1	47
Nine Dragons Paper (Holdings) Limited	45	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Nippon Paint Co. Ltd.	9	99
Nitto Denko Corp.	4	316
Norsk Hydro ASA	230	1,819
Nutrien Ltd.	7	506
OCI Co. Ltd. (a)	—	36
POSCO	3	733
PPG Industries, Inc.	134	23,045
Quintis Limited (b) (g)	3,771	850
Rio Tinto Ltd.	1	70
Rio Tinto PLC	42	2,776
Sika AG	14	6,025
South32 Limited	622	1,823
Toray Industries Inc.	14	84
Umicore	3	102
United States Steel Corporation	57	1,351
Vulcan Materials Co.	103	21,419
		168,524
Energy 3.0%
BP P.L.C. - ADR (e)	100	2,664
BP P.L.C.	184	821
California Resources Corporation	71	3,050
Canadian Natural Resources Ltd.	4	158
Cenovus Energy Inc.	668	8,190
Cenovus Energy Inc.	143	1,752
China Petroleum & Chemical Corporation - Class H	862	401
ConocoPhillips	422	30,445
Cosan S.A.	14	55
Devon Energy Corporation (e)	40	1,767
Enbridge Inc.	731	28,554
Energy Transfer Equity LP	159	1,310
ENI SpA	8	106
EQT Corporation (a)	749	16,327
Exxon Mobil Corporation (e)	29	1,773
Green Plains Renewable Energy Inc. (a)	23	802
Hess Corporation	2	146
Indian Oil Corporation Limited	75	113
Inpex Corporation	15	133
Kinder Morgan, Inc.	10	160
Lundin Petroleum AB	1	39
Neste Oyj	118	5,833
ONEOK, Inc.	7	397
PetroChina Company Limited - Class H	420	187
Polski Koncern Naftowy Orlen S.A.	6	109
Reliance Industries Ltd.	45	1,428
Royal Dutch Shell PLC - Class A	10	223
Santos Ltd.	35	159
SK innovation Co., Ltd. (a)	1	204
TC Energy Corporation (c)	3	161
Total SA (c)	3	134
Valero Energy Corporation	198	14,842
Woodside Petroleum Ltd.	27	435
		122,878
Consumer Staples 2.4%
"Dino Polska" Spolka Akcyjna (a) (b)	1	65
Alimentation Couche-Tard Inc. - Class A	5	208
Amorepacific Corporation	47	6,492
Anhui Gujing Distillery Co., Ltd. - Class B	2	31
Asahi Breweries Ltd. (c)	2	78
BIM Birlesik Magazalar A.S. - Class A	11	53
British American Tobacco P.L.C.	3	109
Brown-Forman Corp. - Class B	10	733
China Feihe Limited (b)	167	225
Colruyt SA	14	590
Constellation Brands, Inc. - Class A	4	890
Costco Wholesale Corporation (e)	48	27,524
Dali Foods Group Company Limited (b)	94	49
Danone	154	9,564
Diageo PLC	15	811
Endeavour Group Limited	81	397
Estee Lauder Cos. Inc. - Class A	5	1,719
Fomento Economico Mexicano SAB de CV	14	110
Foshan Haitian Flavoring & Food Co., Ltd - Class A	85	1,398
George Weston Ltd.	1	146
Grupo Bimbo SAB de CV - Class A	54	165
Heineken Holding N.V.	1	57
Hengan International Group Co. Ltd.	9	46
Jeronimo Martins, SGPS, S.A.	40	909
Jiugui Liquor Co., Ltd. - Class A (a)	2	70
Kao Corp.	19	988
Kirin Holdings Co. Ltd. (c)	43	686
Koninklijke Ahold Delhaize N.V.	6	196
Kose Corp. (c)	32	3,618
Kweichow Moutai Co., Ltd. - Class A	4	1,380
LG Household & Health Care Ltd.	—	158
Loblaw Cos. Ltd.	2	133
Mondelez International, Inc. - Class A	1	40
Natura & Co Holding SA (a)	29	134
Nestle SA - Class N	25	3,568
Nongfu Spring Co., Ltd. - Class H (b)	25	162
PepsiCo, Inc.	15	2,645
Pernod-Ricard SA	1	291
Philip Morris International Inc.	4	412
Remy Cointreau SA	1	216
Saputo Inc.	6	127
Sendas Distribuidora S/A	18	42
Sun Art Retail Group Limited (c)	90	36
Target Corporation	1	230
The Kroger Co.	4	186
Tingyi Cayman Islands Holding Corp.	112	230
Treasury Wine Estates Limited	22	199
Unilever PLC	310	16,598
Uni-President Enterprises Corp.	174	431
Walmart Inc.	67	9,716
Want Want China Holdings Limited	734	673
Yifeng Pharmacy Chain Co., Ltd. - Class A	83	717
		96,251
Utilities 1.7%
American Water Works Company, Inc.	14	2,737
Brookfield Renewable Corporation - Class A	1	39
China Gas Holdings Ltd.	37	78
Chubu Electric Power Co. Inc.	13	141
Dominion Energy, Inc.	1	49
Duke Energy Corporation	—	44
Electric Power Development Co., Ltd. - Class D	4	50
Electricite de France	26	305
Endesa SA	11	258
Enel SpA	1,396	11,176
ENGIE Brasil Energia S.A.	26	179
ENN Energy Holdings Ltd.	23	437
Iberdrola, Sociedad Anonima	36	423
National Grid PLC	10	149
NextEra Energy, Inc. (d) (e)	337	31,471
Osaka Gas Co. Ltd.	5	86
Sempra Energy	163	21,613
The Southern Company	2	119
Tokyo Gas Co. Ltd.	3	45
		69,399
Real Estate 1.0%
American Tower Corporation	110	32,054
CBRE Group, Inc. - Class A (a)	2	264
Crown Castle International Corp.	3	553
Equity Residential	4	405
Essex Property Trust Inc.	—	150
Extra Space Storage Inc.	—	67
GLP J-REIT	—	114
Goodman Funding Pty Ltd	7	144
Hang Lung Properties Ltd.	193	397
Park Hotels & Resorts Inc. (a)	21	390
ProLogis Inc.	6	1,049
Public Storage	—	110
SBA Communications Corporation	2	935
Shimao Property Holdings Limited	66	43
Starwood Property Trust, Inc.	75	1,833
UDR, Inc.	2	98
Weyerhaeuser Company	60	2,483
		41,089
Total Common Stocks (cost $2,097,412)		2,688,977
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 4.9%
Financials 0.8%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	280	282
Ally Financial Inc.
4.70%, (100, 05/15/26) (c) (h)	581	608
American Express Company
3.55%, (100, 09/15/26) (h)	604	606
Avianca Midco 2 Limited
9.00%, 12/01/28 (f)	177	177
Aviation Capital Group LLC
1.95%, 09/20/26 (f)	639	621
Banco Bilbao Vizcaya Argentaria, S.A.
6.13%, (100, 11/16/27) (h) (i)	200	212
Banco do Brasil S.A
4.75%, 03/20/24 (b)	200	209
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (f)	224	224
Banco Nacional De Panama
2.50%, 08/11/30 (f)	241	226
Bancolombia SA
3.00%, 01/29/25	200	201
Bank Leumi le-Israel B.M.
3.28%, 01/29/31	379	380
Bank of America Corporation
5.13%, (100, 06/20/24) (h)	573	597
2.69%, 04/22/32	737	749
Barclays PLC
7.88%, (100, 03/15/22) (b) (h) (i)	588	595
BBVA Bancomer, S.A.
5.13%, 01/18/33 (b)	467	480
Capital One Financial Corporation
3.95%, (100, 09/01/26) (h)	591	593
Citigroup Inc.
4.70%, (100, 01/30/25) (h)	588	598
4.41%, 03/31/31	986	1,127
2.56%, 05/01/32	545	548
Credit Suisse Group AG
6.38%, (100, 08/21/26) (f) (h)	1,138	1,226
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (i)	520	532
Fideicomiso F/80460
4.25%, 10/31/26 (f)	200	212
Garfunkelux Holdco 3 S.A.
6.75%, 11/01/25, EUR (f)	820	967
7.75%, 11/01/25, GBP (f)	1,394	1,957
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (f)	200	192
Intesa Sanpaolo S.p.A.
7.70%, (100, 09/17/25) (f) (h)	531	593
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (f)	202	205
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (h)	589	602
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (f)	155	158
Morgan Stanley
3.73%, (3 Month USD LIBOR + 3.61%), (100, 01/15/22) (h) (j)	1,618	1,619
Muthoot Finance Limited
6.13%, 10/31/22 (f)	200	206
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (f)	299	308
5.13%, 12/15/30 (f)	183	182
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (f) (h)	200	198
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (f)	367	341
Outfront Media Capital Corporation
5.00%, 08/15/27 (f)	51	52
Prudential Financial, Inc.
5.88%, 09/15/42	1,233	1,260
5.63%, 06/15/43	851	886
Quicken Loans, LLC
3.63%, 03/01/29 (f)	1,777	1,785
3.88%, 03/01/31 (f)	1,360	1,386
Societe Generale
5.38%, (100, 11/18/30) (f) (h) (i)	565	595
Suam Finance B.V.
4.88%, 04/17/24 (f)	134	141
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (c) (h)	581	595
The Goldman Sachs Group, Inc.
3.80%, (100, 05/10/26) (h)	599	597
2.62%, 04/22/32	1,561	1,569
UBS Group Funding (Switzerland) AG
7.00%, (100, 01/31/24) (f) (h)	553	595
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (f)	1,654	1,689
USB Capital IX
3.50%, (3 Month USD LIBOR + 1.02%), (100, 02/14/22) (h) (j)	594	572
XP Inc.
3.25%, 07/01/26 (f)	296	284
		30,537
Consumer Discretionary 0.7%
Affinity Gaming
6.88%, 12/15/27 (f)	408	427
Aramark Services, Inc.
5.00%, 02/01/28 (f)	89	92
Ashton Woods USA L.L.C.
4.63%, 08/01/29 (f)	220	220
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (f)	52	54
5.00%, 06/15/29 (f)	304	311
Caesars Entertainment, Inc.
4.63%, 10/15/29 (f)	324	326
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (f)	240	216
Cedar Fair, L.P.
5.38%, 04/15/27	43	44
5.25%, 07/15/29	42	43
Churchill Downs Incorporated
5.50%, 04/01/27 (f)	51	53
Colt Merger Sub, Inc.
5.75%, 07/01/25 (f)	425	444
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (f)	540	718
Dana Corporation
4.25%, 09/01/30	159	162
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	3,457	4,646
Douglas GmbH
6.00%, 04/08/26, EUR (f)	1,818	2,062
Eldorado Resorts, Inc.
6.25%, 07/01/25 (f)	2,096	2,202
8.13%, 07/01/27 (f)	1,220	1,350
Ford Motor Company
3.25%, 02/12/32	358	367
Full House Resorts, Inc.
8.25%, 02/15/28 (f)	132	139
General Motors Financial Company, Inc.
5.70%, (100, 09/30/30) (c) (h)	533	612
2.70%, 08/20/27	1,298	1,326
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (f)	2,298	2,288
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	50	52
International Game Technology PLC
6.50%, 02/15/25 (f)	200	219
Kirk Beauty SUN GmbH
8.25%, 10/01/26, EUR (f) (k)	1,346	1,458
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (f)	561	585
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	734	745
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (f)	250	262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Party City Holdings Inc.
8.75%, 02/15/26 (f)	285	294
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (f)	395	429
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (f)	1,224	1,410
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (f)	1,589	1,828
Six Flags Operations Inc.
4.88%, 07/31/24 (c) (f)	82	83
SRS Distribution Inc.
4.63%, 07/01/28 (f)	166	167
The New Home Company Inc.
7.25%, 10/15/25 (f)	391	400
The William Carter Company
5.63%, 03/15/27 (f)	43	44
Wheel Bidco Limited
6.75%, 07/15/26, GBP (f)	628	831
Wyndham Destinations, Inc.
6.63%, 07/31/26 (f)	315	349
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (f)	135	139
		27,397
Communication Services 0.6%
AMC Networks, Inc.
5.00%, 04/01/24	32	32
4.75%, 08/01/25	65	66
Avaya, Inc.
6.13%, 09/15/28 (f)	930	987
CenturyLink, Inc.
5.13%, 12/15/26 (f)	1,025	1,066
Charter Communications Operating, LLC
2.80%, 04/01/31	1,152	1,144
3.90%, 06/01/52	854	856
Connect Finco SARL
6.75%, 10/01/26 (f)	985	1,035
CSC Holdings, LLC
4.13%, 12/01/30 (f)	1,440	1,407
4.63%, 12/01/30 (f)	2,602	2,462
3.38%, 02/15/31 (f)	499	467
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	120	123
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,145	1,163
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	345	365
5.00%, 05/01/28 (f)	841	868
6.75%, 05/01/29 (f)	1,344	1,402
Frontier North Inc.
6.73%, 02/15/28	300	320
GCI, LLC
4.75%, 10/15/28 (f)	204	209
iHeartCommunications, Inc.
6.38%, 05/01/26	66	69
5.25%, 08/15/27 (f)	60	62
Kenbourne Invest S.A.
6.88%, 11/26/24 (f)	200	208
Level 3 Financing, Inc.
4.25%, 07/01/28 (f)	2,903	2,893
3.63%, 01/15/29 (f)	1,464	1,401
Lumen Technologies Inc.
5.38%, 06/15/29 (f)	1,009	1,015
Millicom International Cellular SA
5.13%, 01/15/28 (b)	355	367
4.50%, 04/27/31 (f)	200	202
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f)	459	469
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (k)	284	249
Playtika Holding Corp.
4.25%, 03/15/29 (f)	328	322
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	392	397
Sirius XM Radio Inc.
5.00%, 08/01/27 (f)	127	132
5.50%, 07/01/29 (f)	107	115
4.13%, 07/01/30 (f)	1,060	1,063
TEGNA Inc.
4.75%, 03/15/26 (f)	297	309
VEON Holdings B.V.
4.00%, 04/09/25 (f)	484	493
3.38%, 11/25/27 (f)	200	195
Verizon Communications Inc.
3.70%, 03/22/61	504	546
Vodafone Group Public Limited Company
4.13%, 06/04/81	600	594
VTR Comunicaciones SpA
4.38%, 04/15/29 (f)	290	287
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	695	685
		26,045
Health Care 0.5%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (f)	129	136
5.00%, 04/15/29 (f)	99	102
Avantor Funding, Inc.
4.63%, 07/15/28 (f)	340	357
Bausch Health Companies Inc.
4.88%, 06/01/28 (f)	532	546
Bio City Development Company B.V.
0.00%, 07/06/18 (a) (f) (g) (i) (l) (m)	600	47
Centene Corporation
4.25%, 12/15/27	208	217
2.45%, 07/15/28	1,378	1,363
2.63%, 08/01/31	924	909
DaVita Inc.
4.63%, 06/01/30 (f)	1,327	1,362
3.75%, 02/15/31 (f)	2,378	2,319
Emergent BioSolutions Inc.
3.88%, 08/15/28 (f)	57	55
HCA Inc.
5.38%, 02/01/25	752	826
5.88%, 02/01/29	75	89
3.50%, 09/01/30	677	715
Hologic, Inc.
3.25%, 02/15/29 (f)	1,368	1,374
Marcolin S.p.A.
6.13%, 11/15/26, EUR (f)	1,590	1,847
Molina Healthcare, Inc.
3.88%, 11/15/30 (f)	207	215
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (f)	1,880	1,873
Select Medical Corporation
6.25%, 08/15/26 (f)	2,985	3,162
Teleflex Incorporated
4.63%, 11/15/27	42	44
Tenet Healthcare Corporation
4.63%, 09/01/24 - 06/15/28 (f)	173	178
4.88%, 01/01/26 (f)	172	177
6.25%, 02/01/27 (f)	128	132
4.25%, 06/01/29 (f)	2,601	2,648
4.38%, 01/15/30 (f)	837	848
		21,541
Energy 0.5%
Blue Racer Midstream, LLC
7.63%, 12/15/25 (f)	162	172
Bristow Group Inc.
6.88%, 03/01/28 (f)	698	727
Buckeye Partners, L.P.
4.35%, 10/15/24	179	187
4.13%, 03/01/25 (f)	883	913
Centennial Resource Production, LLC
5.38%, 01/15/26 (f)	100	99
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (f)	101	102
Cheniere Energy, Inc.
4.63%, 10/15/28	354	376

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Chesapeake Energy Corporation
5.50%, 02/01/26 (f)	790	832
5.88%, 02/01/29 (f)	145	155
Colgate Energy Partners III, LLC
7.75%, 02/15/26 (f)	252	273
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27 (f)	518	530
CrownRock, L.P.
5.63%, 10/15/25 (f)	88	90
Ecopetrol S.A.
5.38%, 06/26/26	186	196
4.63%, 11/02/31	140	136
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (f)	77	82
Energean Israel Finance Ltd
4.50%, 03/30/24	132	133
4.88%, 03/30/26 (b)	66	66
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (b)	221	220
Genesis Energy, L.P.
8.00%, 01/15/27	187	193
Great Western Financial Corporation
12.00%, 09/01/25 (f)	175	184
Leviathan Bond Ltd
5.75%, 06/30/23 (b)	68	70
Lukoil Capital Designated Activity Company
2.80%, 04/26/27 (f)	200	197
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (f)	285	284
NuStar Logistics, L.P.
5.75%, 10/01/25	1,356	1,458
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,625
OQ SAOC
5.13%, 05/06/28 (f)	377	383
Parsley Energy, LLC
5.63%, 10/15/27 (f)	59	62
Petróleos Mexicanos
6.50%, 03/13/27	544	581
5.95%, 01/28/31	362	352
6.70%, 02/16/32 (f)	476	481
6.38%, 01/23/45	87	76
6.75%, 09/21/47	156	138
PT Pertamina (Persero)
3.65%, 07/30/29 (b)	238	253
3.10%, 08/25/30 (b)	200	204
Puma International Financing S.A.
5.13%, 10/06/24 (b)	200	200
5.00%, 01/24/26 (f)	200	200
Qatar Petroleum
3.30%, 07/12/51 (f)	200	207
Rattler Midstream LP
5.63%, 07/15/25 (f)	250	261
Reg Biofuels, LLC
5.88%, 06/01/28 (f)	157	161
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (f)	86	88
SM Energy Company
10.00%, 01/15/25 (f)	873	960
Sunoco LP
6.00%, 04/15/27	50	52
4.50%, 05/15/29	191	194
4.50%, 04/30/30 (f)	662	679
Tap Rock Resources LLC
7.00%, 10/01/26 (f)	1,575	1,637
Targa Resource Corporation
5.88%, 04/15/26	85	89
5.38%, 02/01/27	42	43
6.50%, 07/15/27	68	73
6.88%, 01/15/29	69	77
4.00%, 01/15/32 (f)	1,691	1,770
Venture Global Calcasieu Pass, LLC
3.88%, 11/01/33 (f)	486	511
		19,032
Real Estate 0.4%
Arabian Centres Sukuk II Limited
5.63%, 10/07/26 (f)	500	494
Equinix, Inc.
2.50%, 05/15/31	331	331
Fideicomiso Fibra Uno
5.25%, 01/30/26 (f)	200	219
Forestar Group Inc.
3.85%, 05/15/26 (f)	288	289
5.00%, 03/01/28 (f)	1,850	1,902
Hospitality Properties Trust
5.00%, 08/15/22	1,816	1,815
Iron Mountain Incorporated
5.25%, 07/15/30 (f)	887	935
4.50%, 02/15/31 (f)	1,641	1,654
MAF Sukuk Ltd
4.64%, 05/14/29 (b)	200	222
Mattamy Homes Limited
4.63%, 03/01/30 (f)	698	711
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	91	97
3.88%, 02/15/29 (f)	522	551
MPT Operating Partnership, L.P.
5.00%, 10/15/27	118	124
Park Intermediate Holdings LLC
5.88%, 10/01/28 (f)	161	169
4.88%, 05/15/29 (f)	1,021	1,046
Service Properties Trust
4.50%, 06/15/23	1,326	1,327
7.50%, 09/15/25	181	196
The Howard Hughes Corporation
5.38%, 08/01/28 (f)	1,075	1,146
4.13%, 02/01/29 (f)	579	586
4.38%, 02/01/31 (f)	637	644
VICI Properties Inc.
3.50%, 02/15/25 (f)	567	578
3.75%, 02/15/27 (f)	545	563
4.13%, 08/15/30 (f)	650	688
XHR LP
6.38%, 08/15/25 (f)	1,314	1,395
4.88%, 06/01/29 (f)	154	157
		17,839
Industrials 0.4%
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (f)	225	229
5.13%, 08/11/61 (f)	200	210
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (f)	362	373
Air Lease Corporation
3.13%, 12/01/30	791	806
ALFA, S.A.B. de C.V.
6.88%, 03/25/44 (f)	233	305
Bombardier Inc.
7.13%, 06/15/26 (f)	327	340
Clean Harbors, Inc.
4.88%, 07/15/27 (f)	45	46
Ellaktor Value PLC
6.38%, 12/15/24, EUR (f)	2,236	2,416
Embraer Netherlands Finance B.V.
6.95%, 01/17/28 (f)	394	436
HTA Group Limited
7.00%, 12/18/25 (f)	346	360
Klabin Austria GmbH
3.20%, 01/12/31 (f)	200	185
Masonite International Corporation
5.38%, 02/01/28 (f)	39	41
Meritor, Inc.
4.50%, 12/15/28 (f)	12	12
Pitney Bowes Inc.
6.88%, 03/15/27 (f)	1,124	1,167
7.25%, 03/15/29 (f)	970	1,005
Rollins Road Acquisition Company
0.50%, 12/01/28 (f) (i)	115	110

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Rumo Luxembourg SARL
5.88%, 01/18/25 (f)	200	206
San Miguel Industrias Pet S.A.
3.50%, 08/02/28 (f)	200	197
Standard Industries Inc.
5.00%, 02/15/27 (f)	39	40
Summit Materials, LLC
5.25%, 01/15/29 (f)	88	92
Titan Holdings II B.V.
5.13%, 07/15/29, EUR (f)	956	1,080
TransDigm Inc.
6.25%, 03/15/26 (f)	5,607	5,826
United Rentals (North America), Inc.
5.50%, 05/15/27	86	89
4.88%, 01/15/28	138	145
Weekley Homes, LLC
4.88%, 09/15/28 (f)	459	473
		16,189
Materials 0.4%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	200	201
Celulosa Arauco y Constitucion S.A.
5.15%, 01/29/50 (f)	200	228
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (f) (h)	200	207
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (f)	200	218
First Quantum Minerals Ltd
6.88%, 10/15/27 (f)	663	714
Fresnillo PLC
4.25%, 10/02/50 (f)	200	210
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (f)	1,856	1,996
Joseph T. Ryerson & Son, Inc.
8.50%, 08/01/28 (f)	95	104
KME AG
6.75%, 02/01/23, EUR (b)	1,659	1,817
Metalloinvest Finance Designated Activity Company
3.38%, 10/22/28 (f)	352	349
Quintis Ltd
7.50%, 10/01/26 (f) (g) (k)	486	486
0.00%, 10/01/28 (f) (g) (k) (n)	7,017	7,017
Sasol Financing USA LLC
5.50%, 03/18/31	520	522
Sociedad Quimica Y Minera De Chile S.A.
3.50%, 09/10/51 (f)	200	193
Suzano Austria GmbH
3.75%, 01/15/31 (n)	144	146
VM Holding SA
5.38%, 05/04/27 (f)	200	213
		14,621
Consumer Staples 0.3%
AMN Healthcare, Inc.
4.00%, 04/15/29 (f)	129	131
APCOA Parking Holdings GmbH
5.00%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (f) (j)	1,441	1,651
Atento Luxco 1
8.00%, 02/10/26 (f)	74	79
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (f)	1,987	2,676
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (f)	2,650	2,966
Boparan Finance PLC
7.63%, 11/30/25, GBP (b)	1,315	1,473
China Milk Products Group Limited
0.00%, 01/05/12 (a) (i) (l) (m)	100	—
Darling Ingredients Inc.
5.25%, 04/15/27 (f)	43	44
DP World Salaam
6.00%, (100, 10/01/25) (b) (h)	381	412
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (f) (h)	300	311
JBS USA Finance, Inc.
6.75%, 02/15/28 (f)	81	87
JBS USA Food Company
6.50%, 04/15/29 (f)	126	139
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (f)	71	72
MHP SE SA
7.75%, 05/10/24 (f)	327	333
Picard Groupe
5.38%, 07/01/27, EUR (f)	1,280	1,463
Pilgrim's Pride Corporation
5.88%, 09/30/27 (f)	73	77
REI Agro Limited
0.00%, 11/13/14 (a) (b) (i) (l)	628	—
0.00%, 11/13/14 (a) (f) (i) (l)	185	—
Safeway Inc.
3.50%, 03/15/29 (f)	1,847	1,848
The Central America Bottling Corporation
5.75%, 01/31/27 (b)	200	206
		13,968
Utilities 0.2%
Edison International
5.38%, (100, 03/09/26) (h)	601	628
Genneia S.A.
8.75%, 09/02/27 (f)	252	236
GNL Quintero S.A
4.63%, 07/31/29 (b)	188	201
Inkia Energy Limited
5.88%, 11/09/27 (b)	300	309
Kallpa Generacion S.A.
4.88%, 05/24/26 (b)	200	213
NRG Energy, Inc.
5.75%, 01/15/28	70	74
5.25%, 06/15/29 (f)	58	62
Pacific Gas And Electric Company
2.10%, 08/01/27	730	706
5.00%, 07/01/28 (c)	1,554	1,634
4.55%, 07/01/30	202	219
5.25%, 07/01/30	155	163
4.50%, 07/01/40	538	565
Star Energy Geothermal Darajat II Limited
4.85%, 10/14/38 (f)	259	284
Talen Energy Supply, LLC
7.63%, 06/01/28 (c) (f)	1,215	1,082
Vistra Corp.
7.00%, (100, 12/15/26) (f) (h)	460	467
Vistra Operations Company LLC
5.63%, 02/15/27 (f)	1,716	1,774
5.00%, 07/31/27 (f)	110	114
		8,731
Information Technology 0.1%
Broadcom Inc.
1.95%, 02/15/28 (f)	204	201
Inspired Entertainment (Financing) PLC
7.88%, 06/01/26, GBP (f)	1,146	1,585
LogMeIn, Inc.
5.50%, 09/01/27 (f)	360	364
Oracle Corporation
3.95%, 03/25/51	760	788
Sabre GLBL Inc.
9.25%, 04/15/25 (f)	735	830
Xerox Holdings Corporation
5.00%, 08/15/25 (f)	331	349
		4,117
Total Corporate Bonds And Notes (cost $201,309)		200,017
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.2%
1211 Avenue of the Americas Trust 2015-1211
Series 2015-D-1211, REMIC, 4.14%, 08/12/25 (j)	665	679
Accesslex Institute
Series 2007-A3-A, 0.48%, (3 Month USD LIBOR + 0.30%), 05/25/36 (j)	398	391

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 1.29%, (1 Month USD LIBOR + 1.20%), 02/18/26 (j)	1,300	1,300
AGL CLO 5 Ltd
Series 2020-A2R-5A, 1.53%, (3 Month USD LIBOR + 1.40%), 07/20/34 (j)	250	251
Series 2020-BR-5A, 1.83%, (3 Month USD LIBOR + 1.70%), 07/20/34 (j)	267	267
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (n)	4,134	4,134
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (n)	502	494
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (n)	203	200
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (n)	332	328
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.21%, (1 Month USD LIBOR + 3.10%), 04/15/26 (j)	817	814
Apidos CLO XV
Series 2013-A1RR-15A, 1.14%, (3 Month USD LIBOR + 1.01%), 04/21/31 (j)	275	275
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	208
Ares LV CLO Ltd
Series 2020-BR-55A, 1.82%, (3 Month USD LIBOR + 1.70%), 07/17/34 (j)	424	424
Avoca CLO XVII Designated Activity Company
Series AR-17X, 0.41%, 10/15/32, EUR (b) (j)	103	117
Bain Capital Credit
Series 2017-BR-1A, 1.63%, (3 Month USD LIBOR + 1.50%), 07/20/30 (j)	350	350
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 1.82%, (3 Month USD LIBOR + 1.70%), 07/19/34 (j)	300	299
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.60%, 04/16/25 (j)	130	132
Bank 2017-BNK8
Series 2017-B-BNK8, REMIC, 3.93%, 11/17/27 (j)	237	253
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	328
Bankers Healthcare Group Securitization Trust 2020
Series 2020-C-A, 5.17%, 09/17/31	110	112
Battalion CLO Ltd
Series 2021-A-20A, 1.31%, (3 Month USD LIBOR + 1.18%), 07/17/34 (j)	285	285
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 1.67%, (3 Month USD LIBOR + 1.55%), 01/25/35 (j)	250	248
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 0.44%, (1 Month USD LIBOR + 0.34%), 10/27/36 (j) (n)	80	75
BBCMS Mortgage Trust
Series 2017-E-DELC, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 08/15/36 (j) (n)	261	258
Series 2018-C-TALL, REMIC, 1.23%, (1 Month USD LIBOR + 1.12%), 03/16/37 (j) (n)	744	714
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.28%, 02/18/54 (j)	8,407	758
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	780	804
Interest Only, Series 2021-XA-B25, REMIC, 1.11%, 04/17/54 (j)	4,510	371
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 1.57%, (3 Month USD LIBOR + 1.45%), 07/16/29 (j)	290	289
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 1.32%, (3 Month USD LIBOR + 1.19%), 07/20/34 (j)	250	250
BHG Securitization Trust 2021-A
Series 2021-A-A, REMIC, 1.42%, 11/17/33	591	585
Series 2021-B-A, REMIC, 2.79%, 11/17/33	100	100
BHMS
Series 2018-A-ATLS, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 07/16/35 (j)	1,034	1,034
Series 2018-C-ATLS, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 07/16/35 (j)	459	456
BlueMountain CLO Ltd
Series 2021-A-28A, 1.38%, (3 Month USD LIBOR + 1.26%), 04/17/34 (j)	150	150
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 1.62%, (3 Month USD LIBOR + 1.50%), 07/15/31 (j)	252	252
Brex Commercial Charge Card Master Trust
Series 2021-A-1, 2.09%, 07/17/23	860	865
BSST 2021-SSCP Mortgage Trust
Series 2021-B-SSCP, 1.19%, 04/15/36 (j)	724	718
Series 2021-C-SSCP, 1.44%, 04/15/36 (j)	903	896
Series 2021-D-SSCP, 1.69%, 04/15/36 (j)	828	820
Series 2021-E-SSCP, 2.19%, 04/15/36 (j)	717	710
Series 2021-F-SSCP, 2.99%, 04/15/36 (j)	686	681
Series 2021-G-SSCP, 3.89%, 04/15/36 (j)	785	783
Series 2021-H-SSCP, 4.99%, 04/15/36 (j)	550	550
BWAY 2013-1515 Mortgage Trust
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	594
BX 2021-21M Mortgage Trust
Series 2021-E-21M, REMIC, 2.37%, (1 Month USD LIBOR + 2.17%), 10/15/36 (j)	2,257	2,229
BX Commercial Mortgage Trust
Series 2018-E-BIOA, REMIC, 2.06%, (1 Month USD LIBOR + 1.95%), 03/16/37 (j)	1,352	1,346
BX Commercial Mortgage Trust 2018-BIOA
Series 2018-F-BIOA, REMIC, 2.58%, (1 Month USD LIBOR + 2.47%), 03/15/37 (j)	1,131	1,121
Series 2018-D-BIOA, REMIC, 1.43%, (1 Month USD LIBOR + 1.32%), 03/16/37 (j)	410	409
BX Commercial Mortgage Trust 2018-IND
Series 2018-G-IND, REMIC, 2.16%, (1 Month USD LIBOR + 2.05%), 11/15/35 (j)	597	596
BX Commercial Mortgage Trust 2019-XL
Series 2019-G-XL, REMIC, 2.41%, (1 Month USD LIBOR + 2.30%), 10/15/36 (j)	1,254	1,244
Series 2019-J-XL, REMIC, 2.76%, (1 Month USD LIBOR + 2.65%), 10/15/36 (j)	2,125	2,103
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-D-BXLP, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 12/15/36 (j)	286	285
Series 2020-F-BXLP, REMIC, 2.11%, (1 Month USD LIBOR + 2.00%), 12/15/36 (j)	354	351
Series 2020-G-BXLP, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 12/15/36 (j)	413	407
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	242
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 3.36%, (1 Month USD LIBOR + 3.25%), 10/15/25 (j)	173	172
BX Commercial Mortgage Trust 2021-CIP
Series 2021-E-CIP, 2.92%, (1 Month USD LIBOR + 2.82%), 12/15/38 (j)	2,012	2,012
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 2.91%, (1 Month USD LIBOR + 2.80%), 06/15/23 (j)	2,610	2,586
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 2.91%, (1 Month USD LIBOR + 2.80%), 05/15/26 (j)	1,942	1,938
BX Commercial Mortgage Trust 2021-XL2
Series 2021-F-XL2, REMIC, 2.33%, (1 Month USD LIBOR + 2.24%), 10/16/23 (j)	2,510	2,510
BX Trust
Series 2021-E-MFM1, REMIC, 2.36%, (1 Month USD LIBOR + 2.25%), 01/17/23 (j)	510	502
Series 2021-F-MFM1, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 01/17/23 (j)	780	778
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (j)	1,238	1,270
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (j)	1,735	1,727

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 2.35%, (1 Month USD LIBOR + 2.25%), 10/15/26 (j)	1,405	1,397
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 2.26%, (1 Month USD LIBOR + 2.15%), 12/15/37 (j)	336	335
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 1.22%, (3 Month USD LIBOR + 1.10%), 04/15/32 (j)	250	250
Series 2019-BR-1A, 1.82%, (3 Month USD LIBOR + 1.70%), 04/15/32 (j)	250	250
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 1.82%, (3 Month USD LIBOR + 1.70%), 01/17/34 (j)	250	250
Catskill Park CLO Ltd
Series 2017-A1B-1A, 1.48%, (3 Month USD LIBOR + 1.35%), 04/20/29 (j)	254	254
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (j)	132	138
CFCRE Trust
Series 2018-C-TAN, REMIC, 5.29%, 02/17/23	166	169
CFCRE Trust 2018-TAN
Series 2018-E-TAN, REMIC, 6.66%, 02/17/23 (j)	184	188
Chenango Park CLO Ltd
Series 2018-A2-1A, 1.67%, (3 Month USD LIBOR + 1.55%), 04/15/30 (j)	264	264
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 1.60%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (b) (j)	100	112
CIFC Funding 2014-III Ltd
Series 2014-BR2-3A, 1.93%, (3 Month USD LIBOR + 1.80%), 10/22/31 (j)	350	349
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 1.58%, (3 Month USD LIBOR + 1.45%), 01/22/31 (j)	250	249
Citigroup Commercial Mortgage Trust 2014-GC19
Series 2014-D-GC19, REMIC, 5.09%, 03/12/47 (j)	194	202
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	350
COMM 2014-CCRE17 Mortgage Trust
Series 2014-C-CR17, REMIC, 4.78%, 05/10/24 (j)	308	319
COMM Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	608	627
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 1.15%, (1 Month USD LIBOR + 1.05%), 11/25/35 (j) (n)	65	61
Cook Park CLO, Ltd.
Series 2018-B-1A, 1.52%, (3 Month USD LIBOR + 1.40%), 04/17/30 (j)	258	257
CORE 2019-CORE Mortgage Trust
Series 2019-F-CORE, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 12/15/31 (j)	246	241
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.54%, (1 Month USD LIBOR + 1.43%), 05/15/36 (j)	283	282
Series 2019-D-ICE4, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 05/15/36 (j)	960	956
Series 2019-E-ICE4, REMIC, 2.26%, (1 Month USD LIBOR + 2.15%), 05/15/36 (j)	810	806
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.65%, 11/18/25 (j)	196	204
CSAIL Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,837
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.34%, (1 Month USD LIBOR + 1.23%), 05/15/36 (j)	274	273
Series 2019-F-ICE4, REMIC, 2.76%, (1 Month USD LIBOR + 2.65%), 05/15/36 (j)	1,250	1,241
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 4.95%, (1 Month USD LIBOR + 4.86%), 10/15/22 (j)	300	305
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	617	622
DBGS 2018-BIOD Mortgage Trust
Series 2018-D-BIOD, REMIC, 1.41%, (1 Month USD LIBOR + 1.30%), 05/15/35 (j) (n)	293	292
Series 2018-F-BIOD, REMIC, 2.11%, (1 Month USD LIBOR + 2.00%), 05/15/35 (j) (n)	1,197	1,186
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 1.45%, (1 Month USD LIBOR + 1.35%), 12/19/25 (j)	344	343
Series 2018-C-GLKS, REMIC, 1.85%, (1 Month USD LIBOR + 1.75%), 12/19/25 (j)	250	249
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 1.77%, (3 Month USD LIBOR + 1.65%), 07/15/30 (j)	250	250
Elmwood CLO II Ltd
Series 2019-BR-2A, 1.78%, (3 Month USD LIBOR + 1.65%), 04/20/34 (j)	350	349
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 2.76%, (1 Month USD LIBOR + 2.67%), 11/15/38 (j)	1,010	1,004
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 2.34%, (1 Month USD LIBOR + 2.25%), 07/17/23 (j)	2,338	2,338
Series 2021-E-ESH, REMIC, 2.93%, (1 Month USD LIBOR + 2.85%), 07/17/23 (j)	1,512	1,512
FREMF Mortgage Trust
Series 2021-B1-DNA6, REMIC, 3.40%, (SOFR 30-Day Average + 3.40%), 10/25/41 (j)	1,047	1,053
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.32%, (1 Month USD LIBOR + 1.22%), 05/18/38 (j) (n)	180	180
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 02/15/23 (j)	120	120
GoldenTree Loan Opportunities IX, Limited
Series 2014-BR2-9A, 1.73%, (3 Month USD LIBOR + 1.60%), 10/29/29 (j)	250	250
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	2,245	2,213
Gracie Point International Funding 2021-1
Series 2021-B-1A, 1.50%, (1 Month USD LIBOR + 1.40%), 11/01/23 (j)	190	191
Series 2021-C-1A, 2.50%, (1 Month USD LIBOR + 2.40%), 11/01/23 (j)	260	260
GS Mortgage Securities Corp Trust 2021-DM
Series 2021-E-DM, 3.03%, 11/15/23 (j)	1,944	1,938
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 1.26%, (1 Month USD LIBOR + 1.15%), 06/15/23 (j)	230	230
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	689
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.73%, 12/12/53 (j)	995	119
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 1.49%, (3 Month USD LIBOR + 1.37%), 04/15/33 (j)	762	762
Harvest CLO XVIII Designated Activity Company
Series B-18X, 1.20%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (b) (j)	102	115
Holland Park CLO Designated Activity Company
Series A1RR-1X, 0.92%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (b) (j)	100	114
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (j)	138	136
Invesco Euro CLO II Designated Activity Company
Series B1R-2A, 1.70%, 08/15/34, EUR (f) (j)	250	283
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 2.35%, (1 Month USD LIBOR + 2.25%), 07/07/23 (j) (n)	192	192
Series 2018-DFX-WPT, REMIC, 5.35%, 07/07/23	330	340

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 07/15/36 (j)	997	976
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 2.56%, (1 Month USD LIBOR + 2.45%), 04/15/26 (j)	1,190	1,188
Series 2021-F-MHC, REMIC, 3.06%, (1 Month USD LIBOR + 2.95%), 04/15/26 (j)	1,250	1,248
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 12/25/51 (j)	11,910	11,902
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/52 (j)	4,805	4,852
Series 2021-A4A-INV7, REMIC, 2.50%, 02/25/52 (j)	1,620	1,587
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	741
Lendmark Funding Trust
Series 2021-A-1A, 1.90%, 05/20/26	1,750	1,726
Series 2021-B-1A, 2.47%, 05/20/26	450	447
Series 2021-C-1A, 3.41%, 05/20/26	350	357
LIFE 2021-BMR Mortgage Trust
Series 2021-F-BMR, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 03/15/23 (j)	2,370	2,362
LoanCore 2021-CRE5 Issuer Ltd
Series 2021-A-CRE5, REMIC, 1.39%, (1 Month USD LIBOR + 1.30%), 07/15/36 (j)	700	700
Loanpal Solar Loan 2020-2 Ltd
Series 2020-A-2GF, 2.75%, 02/20/35	641	651
LUXE Commercial Mortgage Trust
Series 2021-E-TRIP, REMIC, 2.84%, (1 Month USD LIBOR + 2.75%), 10/15/38 (j)	191	190
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 1.62%, (3 Month USD LIBOR + 1.50%), 04/19/30 (j)	250	250
Madison Park Funding XXXVI Ltd
Series 2019-B1-36A, 1.97%, (3 Month USD LIBOR + 1.85%), 01/18/33 (j)	251	251
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	910
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 4.16%, (1 Month USD LIBOR + 4.00%), 11/16/26 (j)	2,514	2,488
Series 2021-G-MDLN, REMIC, 5.41%, (1 Month USD LIBOR + 5.25%), 11/16/26 (j)	2,701	2,674
Mercury Financial Credit Card Master Trust
Series 2021-A-1A, 1.54%, 03/20/24	3,230	3,232
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, 3.42%, 12/15/24 (j)	1,316	1,315
Series 2021-A-FL6, 1.21%, (1 Month USD LIBOR + 1.10%), 07/18/36 (j)	450	449
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 2.21%, (1 Month USD LIBOR + 2.10%), 04/15/26 (j)	2,480	2,476
Series 2021-F-MHC, REMIC, 2.71%, (1 Month USD LIBOR + 2.60%), 04/15/26 (j)	1,910	1,907
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 2.86%, (1 Month USD LIBOR + 2.75%), 07/15/38 (j)	602	596
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.34%, 07/17/25 (j)	99	102
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	560
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.28%, 07/13/28 (j)	338	370
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (j)	436	451
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	187	195
Series 2021-B-2A, 2.09%, 06/20/35	560	548
Navient Private Education Loan Trust 2021-D
Series 2021-A-DA, 1.26%, (Prime + -1.99%), 04/15/60 (j)	2,493	2,486
Series 2021-B-DA, 2.61%, 04/15/60	450	452
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,164
Series 2021-D-DA, 4.00%, 04/15/60	370	367
Nelnet Student Loan Trust
Series 2021-C-CA, 3.36%, 04/20/62	130	130
Series 2021-D-CA, 4.44%, 04/20/62	400	405
Nelnet Student Loan Trust 2021-A
Series 2021-B2-A, 2.85%, 04/20/62	3,780	3,797
Series 2021-C-A, 3.75%, 04/20/62	2,190	2,209
Series 2021-D-A, 4.93%, 04/20/62	930	941
Nelnet Student Loan Trust 2021-B
Series 2021-B-BA, 2.68%, 04/20/62	3,530	3,522
Series 2021-C-BA, 3.57%, 04/20/62	980	980
Series 2021-D-BA, 4.75%, 04/20/62	290	289
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 1.20%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (b) (j)	104	117
Ocean Trails CLO VI
Series 2016-BRR-6A, 1.54%, (3 Month USD LIBOR + 1.45%), 07/17/28 (j)	200	200
Series 2016-CRR-6A, 2.34%, (3 Month USD LIBOR + 2.25%), 07/17/28 (j)	150	150
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 1.52%, (3 Month USD LIBOR + 1.40%), 04/28/31 (j)	200	199
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 1.83%, (3 Month USD LIBOR + 1.70%), 10/20/34 (j)	250	249
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 1.35%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (b) (j)	104	118
OHA Credit Funding 3 LTD
Series 2019-BR-3A, 1.78%, (3 Month USD LIBOR + 1.65%), 07/02/35 (j)	256	255
Onemain Financial Issuance Trust 2021-1
Series 2021-C-1A, 2.22%, 11/14/27	100	99
Series 2021-D-1A, 2.47%, 06/16/36	180	178
Oportun Issuance Trust 2021-B
Series 2021-A-B, 1.47%, 05/08/31	1,100	1,097
Series 2021-B-B, 1.96%, 05/08/31	210	209
Series 2021-C-B, 3.65%, 05/08/31	100	100
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	2,147	2,136
Palmer Square Loan Funding 2018-5, LLC
Series 2018-A2-5A, 1.53%, (3 Month USD LIBOR + 1.40%), 01/20/27 (j)	268	268
Palmer Square Loan Funding Ltd
Series 2019-A2-2A, 1.73%, (3 Month USD LIBOR + 1.60%), 04/20/27 (j)	255	255
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 3.46%, (1 Month USD LIBOR + 3.35%), 07/15/38 (j)	286	285
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 2.60%, (1 Month USD LIBOR + 2.50%), 07/25/51 (j)	287	288
Series 2021-C-1A, 3.85%, (1 Month USD LIBOR + 3.75%), 07/25/51 (j)	250	249
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	416
Recette CLO, Ltd.
Series 2015-BRR-1A, 1.53%, (3 Month USD LIBOR + 1.40%), 04/20/34 (j)	250	244
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 1.85%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (b) (j)	100	114
Signal Peak CLO 3 Ltd
Series 2016-BR2-3A, 1.62%, (3 Month USD LIBOR + 1.50%), 07/23/29 (j)	250	249

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 1.78%, (3 Month USD LIBOR + 1.65%), 04/20/33 (j)	250	250
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 4.86%, (1 Month USD LIBOR + 4.75%), 04/15/24 (j)	2,470	2,732
SMB Private Education Loan Trust 2020-B
Series 2020-B-BA, REMIC, 2.76%, 07/15/53	580	585
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	930	922
Series 2021-C-A, 2.99%, 01/15/53	2,290	2,280
Series 2021-D1-A, 3.86%, 01/15/53	1,230	1,227
Series 2021-D2-A, 3.86%, 01/15/53	670	668
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	230	230
Series 2021-C-C, REMIC, 3.00%, 01/15/53	190	189
Series 2021-D-C, REMIC, 3.93%, 01/15/53	100	100
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 2.03%, (1 Month USD LIBOR + 1.92%), 07/15/36 (j)	501	492
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-F-MFP, REMIC, 2.72%, 11/15/23 (j)	1,503	1,495
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 2.71%, (1 Month USD LIBOR + 2.62%), 11/17/36 (j)	700	697
TICP CLO VI 2016-2 Ltd
Series 2016-AR2-6A, 1.24%, (3 Month USD LIBOR + 1.12%), 01/17/34 (j)	250	250
TICP CLO XII Ltd
Series 2018-BR-12A, 1.76%, (3 Month USD LIBOR + 1.65%), 07/15/34 (j)	250	249
TPGI Trust 2021-DGWD
Series 2021-F-DGWD, 3.11%, (1 Month USD LIBOR + 3.00%), 06/15/26 (j)	551	547
Trestles CLO III Ltd
Series 2020-A1-3A, 1.46%, (3 Month USD LIBOR + 1.33%), 01/20/33 (j)	380	380
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 2.12%, (3 Month USD LIBOR + 2.00%), 01/25/34 (j)	250	249
Series 2020-C-14A, 3.12%, (3 Month USD LIBOR + 3.00%), 01/25/34 (j)	257	257
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	189
UBS-Barclays Commercial Mortgage Trust 2012-C3
Series 2012-D-C3, REMIC, 5.05%, 09/12/22 (j)	286	288
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,869	3,134
Upstart Pass-Through Trust Series
Series 2021-A-ST5, 2.00%, 07/20/27	119	118
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	231	229
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (j)	325	330
Voya Clo 2017-3 Ltd
Series 2017-A1R-3A, 1.17%, (3 Month USD LIBOR + 1.04%), 04/20/34 (j)	150	149
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 1.67%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (f) (j)	250	282
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (j)	500	524
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (j)	507	531
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (j)	212	220
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (j)	332	360
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.88%, 07/17/53 (j)	5,155	671
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.55%, 04/17/54 (j)	2,892	322
Whitebox CLO II Ltd
Series 2020-A1R-2A, 1.38%, (3 Month USD LIBOR + 1.22%), 10/24/34 (j)	213	213
Total Non-U.S. Government Agency Asset-Backed Securities (cost $170,892)		171,203
GOVERNMENT AND AGENCY OBLIGATIONS 3.5%
Sovereign 2.5%
Bahrain Government International Bond
6.75%, 09/20/29 (b)	344	370
Brazil Government International Bond
6.00%, 04/07/26	200	224
4.63%, 01/13/28	253	264
Cabinet of Ministers of Ukraine
7.75%, 09/01/23 (b)	100	98
8.99%, 02/01/24 (b)	514	511
9.75%, 11/01/28 (b)	200	202
7.25%, 03/15/33 (f)	352	310
Cabinet Office, Government of Japan
0.70%, 09/20/51, JPY	1,673,050	14,546
Canada, Government of
0.50%, 09/01/25, CAD	25,922	19,997
Colombia Government International Bond
3.88%, 04/25/27	200	201
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
7.35%, 07/21/25	100	120
4.13%, 08/25/27	116	128
2.78%, 01/23/31	133	132
1.86%, 12/01/32	406	371
3.00%, 01/15/34	30	30
3.30%, 03/11/41	62	62
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	88	99
5.10%, 06/18/50	100	132
Estado Espanol
3.45%, 07/30/66, EUR	9,769	16,597
Gobierno de la Republica de Chile
2.55%, 07/27/33	200	195
3.10%, 05/07/41	200	197
Gobierno de la Republica de Guatemala
5.38%, 04/24/32 (f)	200	223
4.65%, 10/07/41 (f)	214	214
Gobierno de La Republica del Paraguay
5.00%, 04/15/26 (b)	200	222
4.95%, 04/28/31 (f)	394	442
2.74%, 01/29/33 (f)	200	193
5.40%, 03/30/50 (f)	200	228
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29 - 01/31/50	400	436
2.66%, 05/24/31	314	306
Government of the Republic of Panama
3.16%, 01/23/30	513	531
2.25%, 09/29/32	240	228
Kingdom of Bahrain
7.00%, 01/26/26 (b)	200	219
7.38%, 05/14/30 (b)	200	222
Mexico Government International Bond
4.35%, 01/15/47	200	208
Ministerul Finantelor Publice
3.00%, 02/14/31 (c) (f)	204	207
6.13%, 01/22/44 (f)	118	155
Ministry of Defence State of Israel
2.75%, 07/03/30	200	212
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (f)	254	286
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (b)	400	431

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Ministry of Finance People's Republic of China
2.68%, 05/21/30, CNY	68,670	10,607
Morocco, Kingdom of
3.00%, 12/15/32 (f)	391	372
4.00%, 12/15/50 (b)	395	358
4.00%, 12/15/50 (f)	229	208
Panama Government International Bond
4.50%, 05/15/47	203	224
Presidencia Da Republica Federativa Do Brasil
0.00%, 07/01/24, BRL (m)	90,281	12,534
3.88%, 06/12/30	279	271
Presidencia De La Nacion
1.00%, 07/09/29	573	206
0.50%, 07/09/30 (n)	5,456	1,904
1.13%, 07/09/35 (n)	6,725	2,135
2.00%, 01/09/38 (n)	2,278	845
2.50%, 07/09/41 (n)	215	75
Presidencia de la República de Colombia
4.50%, 03/15/29	200	204
3.00%, 01/30/30	200	182
3.13%, 04/15/31	548	492
3.25%, 04/22/32	200	179
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (b)	524	583
4.50%, 01/30/30 (f)	437	445
4.88%, 09/23/32 (f)	432	440
6.40%, 06/05/49 (b)	256	269
Qatar Government International Bond
4.50%, 04/23/28 (b)	200	229
Republik Osterreich
2.10%, 09/20/17, EUR (f)	2,413	4,125
Romania, Government of
4.00%, 02/14/51 (b)	82	82
Saudi Arabia, Government of
4.38%, 04/16/29 (f)	200	230
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (b)	200	215
3.63%, 03/04/28 (b)	200	217
The Arab Republic of Egypt
5.88%, 06/11/25 (b)	462	475
5.25%, 10/06/25 (f)	200	202
7.60%, 03/01/29 (b)	477	472
6.38%, 04/11/31, EUR (f)	179	188
8.50%, 01/31/47 (f)	331	293
The Philippines, Government of
3.75%, 01/14/29	200	225
2.95%, 05/05/45	200	197
The Republic of Indonesia, The Government of
4.75%, 01/08/26 (b)	200	224
4.10%, 04/24/28	665	741
		100,397
U.S. Treasury Bond 0.6%
Treasury, United States Department of
1.75%, 08/15/41	7,659	7,409
2.00%, 08/15/51 (d)	10,925	11,137
1.88%, 11/15/51	5,241	5,199
		23,745
U.S. Treasury Note 0.2%
Treasury, United States Department of
1.38%, 11/15/31 (d)	10,723	10,583
Collateralized Mortgage Obligations 0.1%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 3.15%, (SOFR 30-Day Average + 3.10%), 10/25/41 (j)	617	619
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA1, REMIC, 3.05%, (SOFR 30-Day Average + 3.00%), 08/25/33 (j)	644	646
Series 2021-B1-DNA2, REMIC, 3.45%, (SOFR 30-Day Average + 3.40%), 08/25/33 (j)	372	382
Series 2021-B2-HQA1, REMIC, 5.05%, (SOFR 30-Day Average + 5.00%), 08/25/33 (j)	386	386
Series 2021-B2-DNA2, REMIC, 6.05%, (SOFR 30-Day Average + 6.00%), 08/25/33 (j)	336	367
Series 2021-B1-DNA3, REMIC, 3.55%, (SOFR 30-Day Average + 3.50%), 10/25/33 (j)	858	887
Series 2021-B1-DNA7, REMIC, 3.70%, (SOFR 30-Day Average + 3.65%), 11/25/41 (j)	1,040	1,056
		4,343
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.80%, 05/25/29 (j)	9,334	451
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (j)	1,350	117
Interest Only, Series X1-K105, REMIC, 1.52%, 01/25/30 (j)	5,631	599
Interest Only, Series X1-K109, REMIC, 1.58%, 04/25/30 (j)	2,396	268
Interest Only, Series X1-K110, REMIC, 1.70%, 04/25/30 (j)	2,092	251
Interest Only, Series X1-K116, REMIC, 1.43%, 07/25/30 (j)	1,218	125
Interest Only, Series 2020-X1-K120, REMIC, 1.04%, 10/25/30 (j)	7,764	600
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.71%, 09/25/30 (j)	331	380
		2,791
Total Government And Agency Obligations (cost $154,670)		141,859
INVESTMENT COMPANIES 3.0%
Consumer Discretionary Select Sector SPDR Fund (c)	18	3,725
Financial Select Sector SPDR Fund	119	4,628
Health Care Select Sector SPDR Fund (c)	30	4,242
Industrial Select Sector SPDR Fund (c)	66	6,950
Invesco Senior Loan ETF (c)	282	6,228
iShares China Large-Cap ETF (c) (e) (o)	71	2,597
iShares iBoxx USD High Yield Corporate Bond ETF (c) (o)	2	159
iShares Latin America 40 ETF (c) (o)	58	1,364
iShares MSCI Brazil Capped ETF (c) (o)	68	1,899
iShares MSCI Emerging Markets ETF (e) (o)	8	413
iShares Nasdaq Biotechnology Index Fund (c) (o)	3	472
iShares S&P 500 Value ETF (o)	31	4,817
KraneShares Bosera MSCI China A ETF - Class A (c)	26	1,116
KraneShares CSI China Internet ETF (c)	87	3,190
SPDR Blackstone/ GSO Senior Loan ETF	48	2,208
SPDR Bloomberg Barclays High Yield Bond ETF (c)	12	1,273
SPDR Gold Trust ETF (c)	48	8,281
SPDR S&P 500 ETF (e)	132	62,695
United States Oil Fund, LP (c)	33	1,788
VanEck Vectors Semiconductor ETF (c)	5	1,421
Total Investment Companies (cost $116,751)		119,466
SENIOR FLOATING RATE INSTRUMENTS 2.9%
Consumer Discretionary 1.1%
ACProducts, Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 05/17/28 (j)	2,143	2,111
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 02/01/26 (g) (j)	1,398	1,387
Babilou Family
Term Loan, 4.00%, (3 Month EURIBOR + 4.25%), 11/17/27, EUR (j)	4,036	4,594
Caesars Resort Collection, LLC
2020 Term Loan B1, 3.59%, (1 Month USD LIBOR + 3.50%), 06/19/25 (j)	663	662
ECL Entertainment, LLC
Term Loan, 8.25%, (1 Month USD LIBOR + 7.50%), 03/31/28 (j)	1,014	1,029
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 11/18/28 (j)	745	740
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 3.00%, (3 Month USD LIBOR + 2.50%), 03/16/27 (j)	2,640	2,631

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Herschend Entertainment Company, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 08/18/28 (j)	608	606
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 05/20/28 (j)	2,925	2,927
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.85%, (3 Month USD LIBOR + 1.75%), 10/25/23 (j)	2,923	2,897
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (j)	2,393	2,391
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (j)	1,277	1,277
Jack Ohio Finance LLC
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 09/30/28 (j)	390	389
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (j)	1,399	1,383
LBM Acquisition LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 12/08/27 (j)	607	601
LBM Acquisition, LLC
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/17/27 (j)	1,446	1,432
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/18/27 (j) (p)	725	718
Leslie's Poolmart, Inc.
Term Loan, 3.00%, (3 Month USD LIBOR + 2.75%), 03/02/28 (j)	1,877	1,869
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (j)	1,012	1,002
MIP V Waste Holdings, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 10/27/28 (j) (p)	497	495
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 08/12/28 (j)	2,399	2,387
Springs Windows Fashions, LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/31/24 (j)	580	574
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/20/28 (j)	2,386	2,378
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.38%, (3 Month USD LIBOR + 2.25%), 06/29/25 (j)	2,879	2,866
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (j)	2,143	2,138
Tory Burch LLC
Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 04/14/28 (j)	1,044	1,042
Twin River Worldwide Holdings, Inc.
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.25%), 08/05/28 (j)	2,226	2,225
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (j)	979	979
		45,730
Communication Services 0.4%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (j)	359	358
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (j)	2,125	2,126
Frontier Communications Corp.
2021 DIP Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (j)	329	329
Gray Television, Inc.
2021 Term Loan D, 3.10%, (1 Month USD LIBOR + 3.00%), 10/27/28 (j)	2,479	2,465
Metronet Systems Holdings, LLC
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 05/26/28 (j)	417	416
Playtika Holding Corp
2021 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 03/11/28 (j)	3,119	3,102
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (j)	438	438
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/06/28 (j) (p)	740	738
Ziggo B.V.
Term Loan, 3.00%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (j)	6,053	6,787
		16,759
Information Technology 0.3%
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (j)	265	265
Avaya, Inc.
2021 Term Loan B2, 4.11%, (3 Month USD LIBOR + 4.00%), 12/15/27 (j)	205	205
2020 Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 12/15/27 (j)	651	652
ConnectWise, LLC
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 09/23/28 (j)	664	662
Constellation Automotive Ltd
Term Loan, 7.55%, (SONIA + 7.50%), 07/16/29, GBP (j)	636	869
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (j)	442	442
Informatica LLC
2021 USD Term Loan B, 2.87%, (1 Month USD LIBOR + 2.75%), 10/13/28 (j)	1,842	1,834
LogMeIn, Inc.
Term Loan B, 4.84%, (3 Month USD LIBOR + 4.75%), 08/31/27 (j)	1,971	1,958
Maverick Gaming LLC
Term Loan, 8.50%, (3 Month USD LIBOR + 7.50%), 08/17/26 (j)	543	543
McAfee, LLC
2018 USD Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 09/29/24 (j)	381	381
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (j)	623	623
Proofpoint, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/09/28 (j)	393	391
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (j)	1,048	1,045
Signal Parent, Inc
Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/24/28 (j)	1,631	1,582
Surf Holdings, LLC
USD Term Loan , 3.69%, (3 Month USD LIBOR + 3.50%), 01/15/27 (j)	910	902
Ultimate Software Group Inc (The)
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (j)	710	705
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (j)	929	924
Zurn LLC
Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 09/14/28 (j)	102	102
		14,085
Health Care 0.3%
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/05/28 (j)	585	585
Athenahealth, Inc.
2021 Term Loan B1, 4.40%, (3 Month USD LIBOR + 4.25%), 02/11/26 (j)	421	420

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Avantor Funding, Inc.
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 11/08/27 (j)	982	981
Bausch Health Companies Inc.
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/19/25 (j)	1,395	1,387
Change Healthcare Holdings LLC
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.50%), 02/03/24 (j) (p)	344	343
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (j)	2,395	2,403
Medical Solutions, Inc.
Term Loan, 7.50%, (3 Month USD LIBOR + 6.75%), 09/17/29 (j)	298	294
Medline Borrower, LP
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (j)	2,554	2,553
Organon & Co
USD Term Loan , 3.50%, (3 Month USD LIBOR + 3.00%), 04/07/28 (j)	1,393	1,394
Select Medical Corporation
2017 Term Loan B, 2.35%, (1 Month USD LIBOR + 2.25%), 02/13/24 (j)	828	822
		11,182
Consumer Staples 0.2%
City Brewing Company, LLC
Closing Date Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 03/30/28 (j)	1,548	1,462
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (j)	679	679
KIK Custom Products
Term Loan B, 0.00%, (SOFR + 6.00%), 12/22/26 (j) (p)	298	295
Knowlton Development
Term Loan, 5.00%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (j)	3,565	4,068
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (j)	1,269	1,264
Sovos Brands Intermediate, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 06/02/28 (j)	396	396
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (j)	1,631	1,612
		9,776
Industrials 0.2%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (j)	198	197
Altar Bidco, Inc.
Term Loan, 0.00%, (SOFR + 3.35%), 11/09/28 (j) (p)	825	822
Cobham Ultra
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 11/16/28 (j) (p)	214	213
Columbus McKinnon Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 04/07/28 (j)	157	157
CP Iris Holdco I, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/17/28 (j) (p)	47	47
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/17/28 (j)	237	237
Dun & Bradstreet Corporation (The)
Term Loan, 3.35%, (6 Month USD LIBOR + 3.25%), 02/01/26 (j)	442	440
Foundation Building Materials Holding Company LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (j)	496	492
Hydrofarm Holdings Group, Inc.
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 10/21/28 (g) (j)	412	400
Jeld-Wen, Inc.
Term Loan, 2.34%, (3 Month USD LIBOR + 2.25%), 07/15/28 (j)	1,831	1,829
OVG Business Services
Term Loan, 7.25%, (3 Month USD LIBOR + 6.25%), 10/13/28 (g) (j)	1,104	1,087
Project Ruby Ultimate Parent Corp.
1st Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/02/28 (j)	1,590	1,587
		7,508
Materials 0.2%
American Rock Salt Company LLC
2021 Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 06/04/28 (j)	518	516
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 03/16/27 (j)	2,295	2,270
SP DRI Meger Corp
Term Loan, 0.00%, (3 Month USD LIBOR + 5.25%), 12/15/28 (j) (p)	562	557
Valcour Packaging LLC
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/30/28 (j)	287	287
White Cap Buyer LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 10/08/27 (j)	2,503	2,503
		6,133
Financials 0.1%
DS Parent Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 5.75%), 12/07/27 (g) (j) (p)	898	873
LSF11 A5 Holdco LLC
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/30/28 (j)	1,085	1,083
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (j)	1,234	1,221
Raptor Acquisition Corp.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 11/01/26 (j)	463	464
		3,641
Energy 0.1%
DT Midstream, Inc
Term Loan B, 2.50%, (6 Month USD LIBOR + 2.00%), 12/31/24 (j)	1,293	1,295
Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 12/31/24 (j)	140	140
ITT Holdings LLC
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 07/30/28 (j)	763	759
Southwestern Energy
Term Loan, 2.55%, (SOFR + 2.50%), 06/09/27 (j)	138	138
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 03/31/28 (j)	568	567
		2,899
Utilities 0.0%
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (j)	1,269	1,254
Total Senior Floating Rate Instruments (cost $119,229)		118,967
PREFERRED STOCKS 0.6%
Consumer Discretionary 0.3%
Aptiv PLC, 5.50%, 06/15/23 (i)	21	3,790
Porsche Automobil Holding SE (i)	19	1,801
Volkswagen AG (i)	25	5,040
		10,631
Financials 0.2%
Banco Bradesco S.A. (i)	139	478
Itau Unibanco Holding S.A. (i)	22	82
T-Mobile US, Inc., 5.25%, 06/01/23 (f) (i)	5	5,478
Wells Fargo & Company, 7.50% (h) (i)	1	1,331
		7,369

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Health Care 0.1%
Becton, Dickinson and Company, 6.00%, 06/01/23 (c) (i)	77	4,079
Boston Scientific Corporation, 5.50%, 06/01/23 (i)	14	1,560
Roche Holding AG	—	126
		5,765
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (i)	58	297
Consumer Staples 0.0%
Henkel AG & Co. KGaA (i)	1	68
Total Preferred Stocks (cost $22,839)		24,130
TRUST PREFERREDS 0.1%
Financials 0.1%
Citigroup Capital XIII	96	2,682
Total Trust Preferreds (cost $2,631)		2,682
WARRANTS 0.0%
Altus Power, Inc. (a)	11	27
Austerlitz Acquisition Corp I (a)	32	34
Cano Health, Inc. (a)	41	99
Compagnie Financiere Richemont SA (a)	1	1
Evgo Inc. (a)	23	61
Genius Sports Limited (a)	24	53
Gores Holdings VIII, Inc. (a)	2	4
Hedosophia European Growth (a) (g)	40	32
Hippo Holdings Inc. (a)	20	10
Innovid Corporation (a)	8	8
Latch, Inc. (a)	53	96
Offerpad Solutions Inc. (a)	35	37
Sarcos Technology And Robotics Corporation (a)	121	245
TPG Pace Beneficial Finance Corp. (a)	10	8
Volta Inc. (a)	24	44
Total Warrants (cost $973)		759
SHORT TERM INVESTMENTS 14.5%
Investment Companies 13.1%
JNL Government Money Market Fund, 0.01% (o) (q)	527,000	527,000
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 0.03% (o) (q)	56,501	56,501
Total Short Term Investments (cost $583,501)		583,501
Total Investments 100.4% (cost $3,470,207)		4,051,561
Total Securities Sold Short (0.1)% (proceeds $3,971)		(4,810)
Total Purchased Options 0.3% (cost $19,187)		13,249
Other Derivative Instruments (0.3)%		(10,577)
Other Assets and Liabilities, Net (0.3)%		(15,594)
Total Net Assets 100.0%		4,033,829

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) All or a portion of the security is subject to a written call option.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $165,750 and 4.1% of the Fund.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Convertible security.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(o) Investment in affiliate.

(p) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
Consumer Staples (0.1%)
JM Smucker Co.	(8)	(1,058)
Walgreens Boots Alliance, Inc.	(72)	(3,752)
Total Common Stocks (proceeds $3,971)		(4,810)
Total Securities Sold Short (0.1%) (proceeds $3,971)		(4,810)

Summary of Investments by Country^	Total Long Term Investments
United States of America	67.7%
Germany	4.1
United Kingdom	3.6
Japan	3.0
France	2.8
China	2.7
Netherlands	2.6
Canada	2.1
Switzerland	1.4
Italy	1.1
Sweden	1.1
Taiwan	1.0
Spain	0.9
South Korea	0.7
Israel	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Summary of Investments by Country^	Total Long Term Investments
Argentina	0.6
Brazil	0.5
Cayman Islands	0.5
Australia	0.5
Hong Kong	0.4
Denmark	0.4
Luxembourg	0.3
Finland	0.2
Mexico	0.1
Jersey	0.1
Austria	0.1
Ireland	0.1
Singapore	0.1
India	0.1
Indonesia	0.1
Colombia	0.1
Dominican Republic	0.1
Norway	0.1
Panama	0.1
Egypt	0.1
Peru	—
Ukraine	—
Chile	—
Paraguay	—
Morocco	—
Portugal	—
Bahrain	—
Thailand	—
Qatar	—
Saudi Arabia	—
Belgium	—
South Africa	—
Romania	—
Guatemala	—
Russian Federation	—
Philippines	—
Oman	—
Bermuda	—
Uruguay	—
Virgin Islands (British)	—
Isle of Man	—
United Arab Emirates	—
Poland	—
Curacao	—
Turkey	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares China Large-Cap ETF	4,948	2,768	4,267	42	(186)	(666)	2,597	0.1
iShares iBoxx USD High Yield Corporate Bond ETF	49,732	—	49,171	560	1,236	(1,638)	159	—
iShares iBoxx USD Investment Grade Corporate Bond ETF	21,104	7,452	27,606	82	(509)	(441)	—	—
iShares Latin America 40 ETF	2,548	—	771	115	22	(435)	1,364	—
iShares MSCI Brazil Capped ETF	1,921	2,033	1,160	198	114	(1,009)	1,899	0.1
iShares MSCI Emerging Markets ETF	652	—	220	8	34	(53)	413	—
iShares Nasdaq Biotechnology Index Fund	703	—	229	1	54	(56)	472	—
iShares Russell 2000 ETF	50,220	7,026	61,096	49	7,579	(3,729)	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares S&P 500 Value ETF	4,438	—	582	95	101	860	4,817	0.1
	136,266	19,279	145,102	1,150	8,445	(7,167)	11,721	0.3

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	565	March 2022	AUD	78,561	(183)	40
Euro Bund	369	March 2022	EUR	64,317	—	(1,227)
FTSE 100 Index	100	March 2022	GBP	7,196	(33)	171
FTSE/MIB Index	18	March 2022	EUR	2,386	—	75
Italy Government BTP Bond	262	March 2022	EUR	39,285	—	(873)
Japan 10 Year Bond	31	March 2022	JPY	4,710,277	—	(95)
MSCI Emerging Markets Index	92	March 2022		5,701	(32)	(60)
Russell 2000 Index	403	March 2022		44,509	(83)	684
S&P/TSX 60 Index	20	March 2022	CAD	5,036	(16)	68
United States 10 Year Note	1,046	March 2022		135,232	65	1,238
United States 5 Year Note	3,874	April 2022		466,983	272	1,680
United States Long Bond	106	March 2022		16,776	60	231
					50	1,932
Short Contracts
Euro Buxl 30 Year Bond	(78)	March 2022	EUR	(16,992)	—	982
Euro STOXX 50 Price Index	(246)	March 2022	EUR	(10,286)	—	(297)
Long Gilt	(119)	March 2022	GBP	(14,803)	(19)	(79)
NASDAQ 100 Stock Index	(68)	March 2022		(22,260)	149	64
Nikkei 225 Index	(10)	March 2022	JPY	(143,771)	1	(3)
S&P 500 Index	(1,188)	March 2022		(278,749)	817	(3,906)
United States 10 Year Ultra Bond	(1,566)	March 2022		(227,253)	(416)	(2,069)
United States 2 Year Note	(588)	April 2022		(128,529)	(28)	244
United States Ultra Bond	(35)	March 2022		(6,913)	(55)	14
					449	(5,050)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.42	(M)	02/28/23	MXN	151,482	1	(219)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	151,435	1	(214)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	(1)	(285)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	(1)	(268)
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	—	(164)
28-Day MEXIBOR (M)	Paying	6.43	(M)	08/13/26	MXN	122,344	—	(238)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	—	(228)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	—	(196)
28-Day MEXIBOR (M)	Paying	6.44	(M)	08/14/26	MXN	60,184	—	(116)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	—	(176)
3M LIBOR (Q)	Receiving	1.06	(M)	03/27/22		157,288	—	(318)
3M LIBOR (Q)	Receiving	0.88	(M)	08/17/22		88,053	(2)	(291)
3M LIBOR (Q)	Receiving	0.40	(M)	03/08/24		136,005	14	1,729
3M LIBOR (Q)	Receiving	0.53	(M)	06/06/24		32,103	4	441
3M LIBOR (Q)	Receiving	0.57	(M)	06/28/24		30,419	4	370
3M LIBOR (Q)	Receiving	0.51	(M)	07/13/24		28,060	4	398
3M LIBOR (Q)	Receiving	0.55	(M)	07/16/24		42,337	6	563
3M LIBOR (Q)	Receiving	0.55	(M)	07/20/24		14,025	2	187
3M LIBOR (Q)	Receiving	0.55	(M)	07/20/24		28,050	3	375
3M LIBOR (Q)	Receiving	0.49	(M)	07/23/24		27,653	3	410
3M LIBOR (Q)	Receiving	0.49	(M)	07/23/24		27,653	3	412
3M LIBOR (Q)	Receiving	0.56	(M)	08/12/24		42,296	4	585
3M LIBOR (Q)	Receiving	0.57	(M)	08/13/24		27,528	3	373
3M LIBOR (Q)	Receiving	0.57	(M)	08/27/24		13,719	1	192
3M LIBOR (Q)	Receiving	0.57	(M)	08/27/24		13,857	1	194
3M LIBOR (Q)	Receiving	0.57	(M)	08/27/24		13,857	1	195
3M LIBOR (Q)	Receiving	0.57	(M)	08/27/24		13,927	1	194

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	0.57	(M)	08/27/24	13,927	1	193
3M LIBOR (Q)	Receiving	1.60	(M)	01/24/25	63,056	(2)	(813)
3M LIBOR (Q)	Receiving	0.35	(M)	08/27/25	24,619	(3)	795
3M LIBOR (Q)	Receiving	0.68	(M)	02/19/26	26,354	(1)	658
3M LIBOR (Q)	Receiving	0.70	(M)	02/22/26	7,202	—	175
3M LIBOR (Q)	Receiving	0.62	(M)	04/08/26	47,964	—	1,383
3M LIBOR (Q)	Receiving	0.60	(M)	04/08/26	116,484	—	3,456
3M LIBOR (Q)	Receiving	0.63	(M)	05/26/26	121,805	(4)	3,622
3M LIBOR (Q)	Receiving	0.85	(M)	05/27/26	61,494	(2)	1,247
3M LIBOR (Q)	Receiving	0.64	(M)	05/27/26	184,481	(5)	5,410
3M LIBOR (Q)	Receiving	0.94	(M)	10/14/26	9,667	(1)	186
3M LIBOR (Q)	Receiving	1.17	(M)	10/14/26	15,166	(1)	132
3M LIBOR (Q)	Receiving	1.15	(M)	11/10/26	40,372	(5)	395
3M LIBOR (Q)	Receiving	0.69	(M)	06/23/30	7,837	—	536
3M LIBOR (Q)	Receiving	0.71	(M)	09/25/30	4,749	(1)	329
3M LIBOR (Q)	Receiving	0.76	(M)	09/29/30	3,800	(1)	247
3M LIBOR (Q)	Receiving	0.81	(M)	11/23/30	13,029	(4)	812
3M LIBOR (Q)	Receiving	1.17	(M)	02/04/31	8,950	(3)	295
3M LIBOR (Q)	Receiving	1.20	(M)	02/05/31	5,268	(2)	164
3M LIBOR (Q)	Receiving	1.57	(M)	05/27/31	14,486	(5)	(6)
3M LIBOR (Q)	Receiving	1.54	(M)	05/28/31	2,569	(1)	6
3M LIBOR (Q)	Receiving	2.18	(M)	06/17/31	21,834	(7)	(380)
3M LIBOR (Q)	Receiving	2.18	(M)	06/17/31	22,160	(7)	(385)
3M LIBOR (Q)	Receiving	2.16	(M)	06/18/31	22,160	(7)	(367)
3M LIBOR (Q)	Receiving	1.99	(M)	07/02/31	9,059	(3)	(79)
3M LIBOR (Q)	Receiving	1.99	(M)	07/02/31	21,139	(7)	(187)
3M LIBOR (Q)	Receiving	1.40	(M)	10/12/31	12,355	(4)	204
3M LIBOR (Q)	Receiving	1.38	(M)	10/14/31	7,537	(2)	136
3M LIBOR (Q)	Receiving	1.38	(M)	10/14/31	10,956	(3)	201
3M LIBOR (Q)	Receiving	1.44	(M)	11/26/31	6,616	(2)	86
3M LIBOR (Q)	Receiving	1.41	(M)	11/30/31	4,583	(2)	73
3M LIBOR (Q)	Receiving	1.70	(M)	11/26/41	3,550	(6)	41
3M LIBOR (Q)	Receiving	0.89	(M)	07/02/50	5,812	(21)	1,161
3M LIBOR (Q)	Receiving	0.88	(M)	07/21/50	3,805	(14)	770
3M LIBOR (Q)	Receiving	1.27	(M)	10/23/50	12,189	(46)	1,349
3M LIBOR (Q)	Receiving	1.17	(M)	10/28/50	4,818	(18)	646
3M LIBOR (Q)	Receiving	0.98	(M)	10/29/50	14,058	(51)	2,512
3M LIBOR (Q)	Receiving	1.30	(M)	11/19/50	11,556	(44)	1,198
3M LIBOR (Q)	Receiving	1.22	(M)	11/27/50	4,818	(18)	591
3M LIBOR (Q)	Receiving	1.45	(M)	12/11/50	3,794	(15)	260
3M LIBOR (Q)	Receiving	1.27	(M)	12/30/50	4,818	(18)	534
3M LIBOR (Q)	Receiving	1.45	(M)	01/07/51	12,309	(47)	858
3M LIBOR (Q)	Receiving	1.52	(M)	01/08/51	4,209	(16)	219
3M LIBOR (Q)	Receiving	1.63	(M)	01/25/51	8,937	(35)	242
3M LIBOR (Q)	Receiving	1.48	(M)	01/28/51	16,314	(63)	1,001
3M LIBOR (Q)	Receiving	1.58	(M)	02/01/51	9,131	(36)	355
3M LIBOR (Q)	Receiving	1.66	(M)	02/04/51	5,094	(20)	96
3M LIBOR (Q)	Receiving	1.68	(M)	02/05/51	5,268	(21)	74
3M LIBOR (Q)	Receiving	0.89	(M)	02/10/51	9,058	(33)	1,827
3M LIBOR (Q)	Receiving	1.91	(M)	02/22/51	2,047	(8)	(84)
3M LIBOR (Q)	Receiving	2.01	(M)	05/27/51	7,493	(31)	(488)
3M LIBOR (Q)	Receiving	1.97	(M)	05/28/51	1,233	(5)	(70)
3M LIBOR (Q)	Receiving	2.04	(M)	06/07/51	2,330	(10)	(166)
3M LIBOR (Q)	Receiving	1.63	(M)	08/23/51	1,775	(7)	47
3M LIBOR (Q)	Receiving	1.85	(M)	10/15/51	2,476	(10)	(69)
3M LIBOR (Q)	Receiving	1.82	(M)	10/18/51	3,855	(16)	(79)
3M LIBOR (Q)	Receiving	1.71	(M)	11/30/51	1,678	(7)	12
3M LIBOR (M)	Paying	0.37	(S)	10/29/25	71,159	6	(2,400)
3M LIBOR (M)	Paying	0.46	(S)	11/23/25	19,766	2	(620)
3M LIBOR (M)	Paying	0.39	(S)	02/10/26	49,816	2	(1,827)
3M LIBOR (M)	Paying	0.83	(S)	03/08/26	83,455	3	(1,602)
3M LIBOR (M)	Paying	0.85	(S)	04/08/26	116,484	—	(2,242)
3M LIBOR (M)	Paying	0.87	(S)	04/08/26	47,964	—	(883)
3M LIBOR (M)	Paying	0.98	(S)	06/28/26	18,252	—	(284)
3M LIBOR (M)	Paying	0.87	(S)	07/13/26	16,535	—	(335)
3M LIBOR (M)	Paying	1.08	(S)	08/17/30	17,703	2	(670)
3M LIBOR (M)	Paying	0.64	(S)	08/21/30	8,478	1	(628)
3M LIBOR (M)	Paying	0.68	(S)	09/14/30	3,131	1	(225)
3M LIBOR (M)	Paying	0.66	(S)	09/25/30	4,749	1	(349)
3M LIBOR (M)	Paying	0.69	(S)	09/29/30	3,800	1	(269)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (M)	Paying	1.40	(S)	04/07/31		39,069	13	(553)
3M LIBOR (M)	Paying	1.42	(S)	04/08/31		22,479	7	(279)
3M LIBOR (M)	Paying	1.59	(S)	10/14/31		57,016	18	55
3M LIBOR (M)	Paying	1.62	(S)	11/19/31		38,829	14	135
3M LIBOR (M)	Paying	1.08	(S)	09/28/50		8,259	30	(1,291)
3M LIBOR (M)	Paying	1.08	(S)	09/28/50		1,937	7	(301)
3M LIBOR (M)	Paying	1.07	(S)	10/21/50		5,708	21	(900)
3M LIBOR (M)	Paying	0.97	(S)	10/28/50		4,634	17	(840)
3M LIBOR (M)	Paying	1.20	(S)	12/22/50		18,802	71	(2,398)
3M LIBOR (M)	Paying	1.24	(S)	02/10/51		13,586	52	(1,615)
3M LIBOR (M)	Paying	1.83	(S)	06/22/51		5,192	21	111
3M LIBOR (M)	Paying	1.84	(S)	11/08/51		4,182	18	102
6M EURIBOR (S)	Receiving	0.02	(M)	08/26/31	EUR	15,925	(6)	463
							(346)	15,621

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	5.00	12/20/26	1,885	(254)	(1)	24
CDX.NA.IG.33 (Q)	1.00	12/20/24	134,009	(2,407)	(22)	552
				(2,661)	(23)	576
Credit default swap agreements - sell protection
CDX.NA.HY.37 (Q)	5.00	12/20/26	(30,105)	2,771	42	93
ITRAXX.EUR.XO.34.V2 (Q)	5.00	12/20/25	(11,420)	1,539	6	526
ITRAXX.EUR.XO.35 (Q)	5.00	06/20/26	(7,955)	1,019	(33)	(74)
ITRAXX.EUR.XO.36 (Q)	5.00	12/20/26	(20,632)	2,785	21	2
				8,114	36	547

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Mar. 2022	Put	129.00	02/18/22	13	5
United States 10 Year Note Future, Mar. 2022	Put	129.50	02/18/22	794	434
					439
Index Options
Chicago Board Options Exchange Volatility Index	Put	22.00	01/19/22	1,454	538

Options on Securities
Alcoa Corporation	Call	55.00	01/21/22	703	428
Alcoa Corporation	Call	50.00	01/21/22	372	378
Alibaba Group Holding Limited	Call	190.00	01/21/22	229	2
Alphabet Inc.	Call	3,200.00	02/18/22	17	33
Amazon.com, Inc.	Call	3,900.00	01/21/22	12	2
American Airlines Group Inc.	Put	10.00	03/18/22	133	1
Atlassian Corporation PLC	Call	470.00	01/21/22	47	3
Autodesk, Inc.	Call	310.00	01/21/22	121	6
BP P.L.C.	Call	32.00	01/21/22	725	1
BP P.L.C.	Call	31.00	01/21/22	1,024	3
BP P.L.C.	Call	27.00	01/21/22	631	30
BP P.L.C.	Call	32.00	04/14/22	2,045	42
Caesars Entertainment, Inc.	Call	100.00	01/21/22	123	21
CF Industries Holdings, Inc.	Call	65.00	01/21/22	221	144
Comcast Corporation	Call	57.50	01/21/22	261	1
Comcast Corporation	Call	55.00	01/21/22	408	2
D.R. Horton, Inc.	Call	105.00	01/21/22	278	136
Deere & Company	Call	380.00	01/21/22	47	1
Devon Energy Corporation	Call	46.00	01/21/22	450	49
Devon Energy Corporation	Call	44.00	01/21/22	164	31
Devon Energy Corporation	Call	40.00	01/21/22	1,583	736
DexCom, Inc.	Call	600.00	03/18/22	38	69
Diamondback Energy, Inc.	Call	115.00	01/21/22	186	37
Dick's Sporting Goods, Inc.	Call	140.00	01/21/22	351	17
Energy Transfer LP	Call	10.00	01/21/22	1,296	1
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exxon Mobil Corporation	Call	62.50	01/21/22	252	19
FedEx Corporation	Call	280.00	01/21/22	75	4
Ford Motor Company	Call	22.00	01/21/22	1,493	52
Ford Motor Company	Call	22.00	02/18/22	1,776	160
Freeport-McMoRan Inc.	Call	41.00	01/21/22	1,079	201
Generac Holdings Inc.	Call	440.00	01/21/22	18	1
Generac Holdings Inc.	Call	390.00	02/18/22	18	17
General Motors Company	Call	65.00	01/21/22	371	11
General Motors Company	Call	65.00	06/17/22	716	262
Global Payments Inc.	Call	170.00	01/21/22	254	7
Hilton Worldwide Holdings Inc.	Call	140.00	01/21/22	124	208
Invesco QQQ Trust	Put	360.00	01/21/22	24	1
Invesco QQQ Trust	Put	350.00	02/18/22	51	12
Invesco QQQ Trust	Put	325.00	02/18/22	68	7
Invesco Senior Loan ETF	Put	20.00	04/14/22	338	2
iShares China Large-Cap ETF	Call	44.00	02/18/22	3,774	19
iShares China Large-Cap ETF	Call	39.00	02/18/22	2,131	98
iShares iBoxx $ High Yield Corporate Bond ETF	Put	85.00	01/21/22	91	1
iShares iBoxx $ High Yield Corporate Bond ETF	Put	84.00	01/21/22	4,325	39
iShares iBoxx $ High Yield Corporate Bond ETF	Put	82.00	01/21/22	2,163	13
iShares iBoxx $ High Yield Corporate Bond ETF	Put	84.00	02/18/22	61	2
iShares MSCI Emerging Markets ETF	Call	54.00	01/21/22	2,221	2
iShares Russell 2000 ETF	Put	195.00	01/21/22	56	2
iShares Russell 2000 ETF	Put	205.00	02/18/22	122	28
iShares Russell 2000 ETF	Put	190.00	02/18/22	41	4
Lions Gate Entertainment Corp.	Call	19.00	01/21/22	72	1
Micron Technology, Inc.	Call	90.00	02/18/22	237	158
Microsoft Corporation	Call	350.00	02/18/22	132	81
Microsoft Corporation	Call	340.00	02/18/22	260	264
MongoDB, Inc.	Call	610.00	01/21/22	36	10
O'Reilly Automotive, Inc.	Call	660.00	01/21/22	28	144
Ovintiv Canada ULC	Call	38.00	01/21/22	465	21
Pitney Bowes Inc.	Put	6.00	04/14/22	33	2
Sabre Corporation	Call	12.00	01/21/22	79	—
Salesforce.Com, Inc.	Call	290.00	01/21/22	89	2
Salesforce.Com, Inc.	Put	280.00	01/21/22	85	224
SPDR S&P 500 ETF	Call	472.00	01/07/22	1,279	645
SPDR S&P 500 ETF	Call	475.00	01/14/22	1,320	612
SPDR S&P 500 ETF	Call	468.00	01/21/22	1,333	1,444
SPDR S&P 500 ETF	Call	470.00	01/21/22	1,596	1,468
SPDR S&P Biotech ETF	Call	135.00	01/21/22	519	5
SPDR S&P Biotech ETF	Call	134.00	01/21/22	438	2
Tesla Inc.	Call	1,200.00	01/21/22	46	78
Twilio Inc.	Call	310.00	04/14/22	103	114
Uber Technologies, Inc.	Call	50.00	01/21/22	1,507	25
United Airlines Holdings, Inc.	Put	25.00	03/18/22	65	1
Western Digital Corporation	Call	80.00	04/14/22	198	35
Xerox Holdings Corporation	Call	25.00	02/18/22	106	5
Xerox Holdings Corporation	Call	30.00	04/14/22	112	2
Xerox Holdings Corporation	Call	30.00	07/15/22	58	2
Zscaler, Inc.	Call	370.00	01/21/22	60	6
					8,697

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/RUB Spot Rate	CIT	Put	One-touch	RUB	68.00	RUB	68.00	02/21/22	830,780	17

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.37, 12/20/26	BOA	Put	10,600.00	01/19/22	2,520,000	2
CDX.NA.HY.37, 12/20/26	GSC	Put	10,600.00	01/19/22	2,400,000	2
CDX.NA.HY.37, 12/20/26	JPM	Put	10,400.00	02/16/22	1,190,000	2
CDX.NA.HY.37, 12/20/26	MSC	Put	10,600.00	01/19/22	1,955,000	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
CDX.NA.IG.37, 12/20/26	JPM	Put		7,000.00	01/19/22		13,525,000	1
								9
Foreign Currency Options
USD/CNH Spot Rate	CIT	Call	CNH	6.75	03/29/22		20,214,000	15
USD/CNH Spot Rate	CIT	Call	CNH	6.45	03/29/22		20,214,000	104
USD/RUB Spot Rate	BOA	Call	RUB	66.00	04/18/22		623,085	86
EUR/USD Spot Rate	BNP	Put		1.13	03/17/22	EUR	26,273,000	153
EUR/USD Spot Rate	DUB	Put		1.13	01/06/22	EUR	111,990,066	19
								377
Index Options
Euro STOXX 50 Price Index	CSI	Call	EUR	4,650.00	06/17/22		1,303	45
Euro STOXX 50 Price Index	CSI	Call	EUR	4,600.00	03/18/22		1,303	20
S&P 500 Index	CIT	Put		4,571.55	01/21/22		1,713	27
								92
Interest Rate Swaptions
3M LIBOR, 07/07/52	CIT	Call		152.00	07/05/22		16,403,628	472
3M LIBOR, 07/08/52	DUB	Call		155.00	07/06/22		6,933,234	216
3M LIBOR, 04/22/52	GSC	Call		160.00	04/20/22		15,940,705	416
3M LIBOR, 04/20/52	MSC	Call		150.00	04/14/22		30,773,218	546
3M LIBOR, 03/20/24	MSC	Call		80.00	03/16/23		214,206,461	176
3M LIBOR, 04/25/32	MSC	Call		130.00	04/21/22		16,904,549	88
3M LIBOR, 01/21/52	MSC	Put		196.00	01/19/22		16,591,834	25
								1,939
Options on Securities
Amazon.com, Inc.	CIT	Call		4,150.00	06/17/22		1,551	70
ARK Innovation ETF	GSC	Call		97.00	02/18/22		494	207
Barclays PLC	GSC	Call	GBP	2.05	01/21/22		597	2
Daimler AG	JPM	Call	EUR	95.00	01/21/22		111	—
Eli Lilly and Company	WFI	Call		275.00	01/21/22		157	117
EssilorLuxottica	GSC	Call	EUR	200.00	06/17/22		19,486	120
EssilorLuxottica	JPM	Call	EUR	200.00	09/16/22		11,665	108
Lloyds Banking Group PLC	JPM	Call	GBP	0.52	01/21/22		4,106	8
Lloyds Banking Group PLC	MSC	Call	GBP	0.52	01/21/22		1,355	3
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	730.00	03/18/22		2,629	50
Pandora A/S	CIT	Call	DKK	964.81	01/21/22		50	1
Pandora A/S	CIT	Call	DKK	934.97	01/21/22		84	2
Pandora A/S	CIT	Call	DKK	875.29	01/21/22		111	10
Pioneer Natural Resources Company	MSC	Call		210.00	04/14/22		62,969	277
Pioneer Natural Resources Company	MSC	Call		205.00	01/21/22		34,477	15
Royal Dutch Shell PLC	CIT	Call		50.00	04/14/22		125,182	59
Royal Dutch Shell PLC	GSC	Call	EUR	22.00	01/21/22		812	1
Royal Dutch Shell PLC	JPM	Call	EUR	22.00	01/21/22		812	1
Royal Dutch Shell PLC	NSI	Call		45.00	01/21/22		71,348	25
Societe Generale	JPM	Call	EUR	30.00	01/21/22		603	57
Vodafone Group Public Limited Company	GSC	Call	GBP	1.20	01/21/22		1,256,160	8
								1,141

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Mar. 2022	Put	127.50	02/18/22	1,192	(186)

Index Options
Chicago Board Options Exchange Volatility Index	Put	18.00	01/19/22	2,181	(174)

Options on Securities
Abbott Laboratories	Call	146.00	01/21/22	213	(16)
Alcoa Corporation	Call	65.00	01/21/22	423	(63)
Alcoa Corporation	Put	40.00	01/21/22	652	(4)
Alibaba Group Holding Limited	Call	215.00	01/21/22	229	(1)
Alibaba Group Holding Limited	Put	150.00	01/21/22	229	(721)
Alphabet Inc.	Call	3,400.00	02/18/22	17	(9)
Alphabet Inc.	Put	2,700.00	02/18/22	17	(73)
Amazon.com, Inc.	Call	4,250.00	01/21/22	12	(1)
Apple Inc.	Call	195.00	01/21/22	1,324	(49)
Aptiv PLC	Put	150.00	01/21/22	130	(10)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Atlassian Corporation PLC	Call	520.00	01/21/22	47	(5)
Atlassian Corporation PLC	Put	380.00	01/21/22	47	(68)
Autodesk, Inc.	Call	330.00	01/21/22	121	(2)
Autodesk, Inc.	Put	270.00	01/21/22	121	(39)
Boston Scientific Corporation	Put	38.00	01/21/22	483	(7)
BP P.L.C.	Call	30.00	01/21/22	631	(2)
BP P.L.C.	Put	25.00	01/21/22	512	(9)
BP P.L.C.	Put	24.00	04/14/22	2,770	(203)
Caesars Entertainment, Inc.	Call	130.00	01/21/22	123	(2)
Capital One Financial Corporation	Call	164.40	01/21/22	338	(5)
CF Industries Holdings, Inc.	Put	52.50	01/21/22	221	(1)
Comcast Corporation	Put	50.00	01/21/22	669	(63)
Costco Wholesale Corporation	Call	585.00	01/21/22	135	(47)
D.R. Horton, Inc.	Call	100.00	01/21/22	224	(202)
D.R. Horton, Inc.	Call	115.00	02/18/22	545	(123)
D.R. Horton, Inc.	Put	90.00	01/21/22	278	(4)
Deere & Company	Put	320.00	01/21/22	47	(7)
Devon Energy Corporation	Call	55.00	01/21/22	450	(3)
Devon Energy Corporation	Call	50.00	01/21/22	1,583	(47)
Devon Energy Corporation	Put	35.00	01/21/22	164	(2)
DexCom, Inc.	Call	680.00	03/18/22	57	(38)
DexCom, Inc.	Put	580.00	03/18/22	39	(257)
Diamondback Energy, Inc.	Call	140.00	01/21/22	186	(2)
Dick's Sporting Goods, Inc.	Put	110.00	01/21/22	109	(25)
Dick's Sporting Goods, Inc.	Put	100.00	01/21/22	242	(16)
Edwards Lifesciences Corporation	Put	105.00	01/21/22	183	(6)
Energy Transfer LP	Put	8.00	01/21/22	1,296	(19)
Exxon Mobil Corporation	Call	70.00	01/21/22	252	(1)
FedEx Corporation	Put	220.00	01/21/22	75	(1)
Ford Motor Company	Call	27.00	02/18/22	1,776	(27)
Freeport-McMoRan Inc.	Call	49.00	01/21/22	1,079	(8)
Freeport-McMoRan Inc.	Call	46.00	01/21/22	995	(24)
Generac Holdings Inc.	Put	360.00	01/21/22	18	(31)
Generac Holdings Inc.	Put	300.00	02/18/22	18	(11)
General Motors Company	Call	80.00	06/17/22	716	(79)
Global Payments Inc.	Call	195.00	01/21/22	254	(1)
Global Payments Inc.	Put	135.00	01/21/22	190	(72)
Intuitive Surgical, Inc.	Put	320.00	01/21/22	60	(12)
iShares China Large-Cap ETF	Call	48.00	02/18/22	3,774	(4)
iShares China Large-Cap ETF	Call	42.00	02/18/22	2,131	(23)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	81.00	01/21/22	91	—
iShares iBoxx $ High Yield Corporate Bond ETF	Put	80.00	01/21/22	4,325	(13)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	78.00	01/21/22	2,163	(2)
iShares MSCI Emerging Markets ETF	Call	57.00	01/21/22	2,221	—
Live Nation Entertainment, Inc.	Put	85.00	02/18/22	194	(13)
Lowe`s Companies, Inc.	Call	270.00	01/21/22	173	(21)
Marsh & Mclennan Companies, Inc.	Call	180.00	02/18/22	354	(64)
McDonald's Corporation	Call	280.00	02/18/22	234	(47)
Micron Technology, Inc.	Call	92.50	01/21/22	118	(40)
Micron Technology, Inc.	Call	105.00	02/18/22	237	(35)
Micron Technology, Inc.	Call	100.00	02/18/22	235	(59)
Micron Technology, Inc.	Put	72.50	02/18/22	237	(8)
Microsoft Corporation	Call	380.00	02/18/22	197	(21)
Microsoft Corporation	Call	365.00	02/18/22	390	(99)
Microsoft Corporation	Put	300.00	01/21/22	130	(8)
MongoDB, Inc.	Call	680.00	01/21/22	36	(9)
MongoDB, Inc.	Put	490.00	01/21/22	36	(31)
NextEra Energy, Inc.	Call	100.00	03/18/22	969	(107)
NVIDIA Corporation	Call	350.00	02/18/22	150	(72)
O'Reilly Automotive, Inc.	Put	560.00	01/21/22	28	(1)
Ovintiv Canada ULC	Call	50.00	01/21/22	465	(2)
Salesforce.Com, Inc.	Put	240.00	01/21/22	71	(11)
Salesforce.Com, Inc.	Put	250.00	01/21/22	342	(138)
Salesforce.Com, Inc.	Put	230.00	02/18/22	225	(61)
SPDR S&P 500 ETF	Call	480.00	01/07/22	852	(72)
SPDR S&P 500 ETF	Call	488.00	01/21/22	502	(39)
Tesla Inc.	Call	1,400.00	01/21/22	46	(16)
The Home Depot, Inc.	Call	440.00	02/18/22	185	(71)
The TJX Companies, Inc.	Call	77.50	01/21/22	369	(30)
Twilio Inc.	Call	390.00	04/14/22	103	(21)
Twilio Inc.	Put	200.00	02/18/22	79	(24)
Twilio Inc.	Put	260.00	04/14/22	103	(257)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Uber Technologies, Inc.	Call	60.00	01/21/22	1,228	(1)
Uber Technologies, Inc.	Put	40.00	01/21/22	279	(28)
UnitedHealth Group Incorporated	Call	530.00	03/18/22	51	(50)
UnitedHealth Group Incorporated	Put	430.00	03/18/22	51	(21)
Zscaler, Inc.	Call	410.00	01/21/22	60	(1)
Zscaler, Inc.	Put	290.00	01/21/22	60	(19)
					(3,957)

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)	Exercise Price ($)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	CIT	Put	Down-and-in	3,657.24	4,114.40	01/21/22	1,713	(2)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.37, 12/20/26	BOA	Put		10,100.00	01/19/22		1,630,000	—
CDX.NA.HY.37, 12/20/26	GSC	Put		10,100.00	01/19/22		2,400,000	(1)
CDX.NA.HY.37, 12/20/26	MSC	Put		10,100.00	01/19/22		1,955,000	(1)
CDX.NA.IG.37, 12/20/26	JPM	Put		8,500.00	01/19/22		13,525,000	—
								(2)
Foreign Currency Options
EUR/USD Spot Rate	BNP	Put		1.10	03/17/22	EUR	26,273,000	(41)
EUR/USD Spot Rate	DUB	Put		1.11	01/06/22	EUR	83,992,549	—
USD/CNH Spot Rate	CIT	Call	CNH	6.60	03/29/22		40,428,000	(68)
								(109)
Index Options
Euro STOXX 50 Price Index	CSI	Put	EUR	3,400.00	06/17/22		1,954	(123)

Interest Rate Swaptions
3M LIBOR, 03/20/24	MSC	Call		60.00	03/16/23		214,206,461	(107)
3M LIBOR, 03/20/24	MSC	Call		40.00	03/16/23		214,206,461	(65)
3M LIBOR, 06/17/31	BCL	Put		304.00	06/15/26		66,154,166	(766)
3M LIBOR, 01/07/27	CIT	Put		139.00	01/05/22		63,791,885	(78)
3M LIBOR, 01/10/27	DUB	Put		142.00	01/06/22		25,999,626	(24)
3M LIBOR, 01/28/32	GSC	Put		176.00	01/26/22		62,507,588	(142)
3M LIBOR, 02/09/27	GSC	Put		163.00	02/07/22		86,961,723	(116)
3M LIBOR, 03/18/24	GSC	Put		108.00	03/16/22		177,998,252	(482)
3M LIBOR, 01/14/27	MSC	Put		147.00	01/12/22		9,478,524	(9)
3M LIBOR, 07/02/31	MSC	Put		304.00	06/30/26		30,197,510	(350)
								(2,139)
Options on Securities
Amazon.com, Inc.	CIT	Put		2,800.00	06/17/22		775	(60)
ARK Innovation ETF	GSC	Call		108.00	02/18/22		494	(54)
Barclays PLC	GSC	Put	GBP	1.70	01/21/22		597	(4)
Charter Communications, Inc.	CIT	Call		680.00	03/18/22		5,500	(103)
Charter Communications, Inc.	CIT	Put		560.00	03/18/22		5,500	(33)
Daimler AG	JPM	Call	EUR	104.00	01/21/22		111	—
Eli Lilly and Company	WFI	Call		295.00	01/21/22		157	(23)
EssilorLuxottica	GSC	Call	EUR	220.00	06/17/22		19,486	(36)
EssilorLuxottica	JPM	Call	EUR	225.00	09/16/22		11,665	(35)
EssilorLuxottica	GSC	Put	EUR	160.00	06/17/22		19,486	(93)
EssilorLuxottica	JPM	Put	EUR	160.00	09/16/22		11,665	(83)
Lloyds Banking Group PLC	JPM	Put	GBP	0.44	01/21/22		4,106	(222)
Lloyds Banking Group PLC	MSC	Put	GBP	0.44	01/21/22		1,355	(73)
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	800.00	03/18/22		3,945	(28)
LVMH Moet Hennessy Louis Vuitton	BCL	Put	EUR	650.00	03/18/22		2,629	(30)
Pandora A/S	CIT	Put	DKK	835.50	01/21/22		50	(24)
Pandora A/S	CIT	Put	DKK	775.82	01/21/22		84	(15)
Pandora A/S	CIT	Put	DKK	755.93	01/21/22		111	(13)
Pioneer Natural Resources Company	MSC	Call		225.00	01/21/22		17,239	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Pioneer Natural Resources Company	MSC	Call		240.00	04/14/22	62,969	(83)
Pioneer Natural Resources Company	MSC	Put		160.00	01/21/22	22,999	(18)
Pioneer Natural Resources Company	MSC	Put		155.00	04/14/22	62,969	(390)
Royal Dutch Shell PLC	CIT	Call		60.00	04/14/22	125,182	(15)
Royal Dutch Shell PLC	NSI	Call		50.00	01/21/22	71,348	—
Royal Dutch Shell PLC	CIT	Put		40.00	04/14/22	125,182	(164)
Royal Dutch Shell PLC	GSC	Put	EUR	19.00	01/21/22	812	(29)
Royal Dutch Shell PLC	JPM	Put	EUR	19.00	01/21/22	812	(29)
Royal Dutch Shell PLC	NSI	Put		40.00	01/21/22	95,737	(17)
Societe Generale	JPM	Put	EUR	27.00	01/21/22	603	(7)
Vodafone Group Public Limited Company	GSC	Call	GBP	1.35	01/21/22	1,256,160	(2)
							(1,684)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	02/17/22	AUD	12,828	9,334	(51)
AUD/USD	BOA	02/17/22	AUD	10,829	7,879	(7)
AUD/USD	MSC	03/03/22	AUD	10,878	7,915	135
BRL/USD	MSC	03/17/22	BRL	33,411	5,893	39
CAD/USD	GSC	01/20/22	CAD	12,592	9,954	(204)
CAD/USD	MSC	01/20/22	CAD	12,598	9,959	(235)
CAD/USD	UBS	03/17/22	CAD	8,949	7,073	113
CNY/USD	CIT	01/27/22	CNY	19,092	2,989	16
CNY/USD	CIT	02/11/22	CNY	55,442	8,670	(10)
CNY/USD	CIT	02/11/22	CNY	64,519	10,089	46
EUR/USD	BOA	01/06/22	EUR	13,777	15,686	(336)
EUR/USD	BCL	02/03/22	EUR	5,180	5,901	60
EUR/USD	DUB	02/10/22	EUR	9,600	10,938	(215)
EUR/USD	CIT	03/10/22	EUR	8,795	10,026	113
EUR/USD	CIT	03/16/22	EUR	8,799	10,032	116
EUR/USD	BNP	03/17/22	EUR	74,901	85,402	568
EUR/USD	UBS	03/24/22	EUR	13,835	15,777	163
GBP/EUR	UBS	03/17/22	EUR	(6,998)	(7,979)	105
GBP/USD	DUB	01/20/22	GBP	10,243	13,864	(267)
GBP/USD	BCL	03/17/22	GBP	7,602	10,287	199
GBP/USD	HSB	03/17/22	GBP	6,081	8,228	187
IDR/USD	HSB	01/27/22	IDR	58,842,803	4,122	10
JPY/EUR	MSC	01/13/22	EUR	(8,472)	(9,647)	10
JPY/EUR	MSC	01/20/22	EUR	(14,112)	(16,072)	184
JPY/USD	CIT	01/20/22	JPY	928,918	8,076	(58)
JPY/USD	GSC	01/20/22	JPY	935,883	8,137	(64)
JPY/USD	UBS	02/10/22	JPY	1,571,343	13,664	(269)
JPY/USD	BOA	02/17/22	JPY	1,391,312	12,099	(58)
JPY/USD	DUB	03/10/22	JPY	7,957,550	69,214	(914)
JPY/USD	JPM	03/17/22	JPY	12,733,315	110,763	(1,353)
KRW/USD	CIT	02/24/22	KRW	18,115,511	15,222	(55)
MXN/USD	GSC	01/20/22	MXN	179,217	8,728	7
NOK/CHF	BNP	02/03/22	CHF	(9,480)	(10,412)	(355)
NOK/CHF	BOA	02/17/22	CHF	(5,766)	(6,335)	(142)
RUB/USD	CIT	03/17/22	RUB	371,293	4,864	(84)
USD/BRL	HSB	03/08/22	BRL	(41,084)	(7,266)	(127)
USD/CNY	JPM	01/06/22	CNY	(102,939)	(16,148)	(293)
USD/CNY	GSC	01/13/22	CNY	(93,188)	(14,609)	(252)
USD/CNY	UBS	01/27/22	CNY	(19,092)	(2,989)	(24)
USD/CNY	DUB	02/11/22	CNY	(119,961)	(18,759)	(159)
USD/CNY	DUB	03/17/22	CNY	(118,048)	(18,421)	(10)
USD/EUR	BNP	01/20/22	EUR	(41,170)	(46,887)	1,040
USD/EUR	BOA	01/20/22	EUR	(5,216)	(5,940)	128
USD/EUR	JPM	01/20/22	EUR	(202)	(230)	—
USD/EUR	MSC	01/20/22	EUR	(7,762)	(8,840)	181
USD/EUR	MSC	02/03/22	EUR	(5,180)	(5,901)	113
USD/EUR	CIT	03/16/22	EUR	(7,041)	(8,028)	(45)
USD/HKD	UBS	01/27/22	HKD	(125,079)	(16,041)	35
USD/HKD	HSB	02/10/22	HKD	(125,727)	(16,125)	17
USD/INR	BNP	03/03/22	INR	(460,810)	(6,161)	(50)
USD/INR	CIT	03/10/22	INR	(602,481)	(8,048)	(121)
USD/INR	BCL	03/17/22	INR	(177,956)	(2,375)	(46)
USD/JPY	CIT	01/20/22	JPY	(1,132,851)	(9,850)	129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	JPM	01/20/22	JPY	(731,950)	(6,364)	76
USD/JPY	HSB	02/10/22	JPY	(679,444)	(5,908)	38
USD/NOK	DUB	01/20/22	NOK	(82,494)	(9,365)	466
USD/NZD	MSC	03/10/22	NZD	(11,460)	(7,841)	(106)
USD/SEK	MSC	03/03/22	SEK	(97,251)	(10,767)	12
USD/SEK	BOA	03/10/22	SEK	(87,409)	(9,678)	(49)
					207,799	(1,653)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (M)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(130)
BRAZIBOR (M)	Paying	JPM	9.54	(A)	01/02/25	BRL	48,067	—	(111)
BRAZIBOR (M)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(136)
								—	(377)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Bombardier Inc. (Q)	BCL	N/A	5.00	06/20/23	1,422	(47)	206	(253)

Credit default swap agreements - sell protection
Trust FIBRA UNO (Q)	CCI	2.59	1.00	06/20/26	(106)	(6)	(11)	5
Trust FIBRA UNO (Q)	CCI	2.59	1.00	06/20/26	(600)	(39)	(66)	27
					(706)	(45)	(77)	32

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AB Sagax (M)	CIT	OBFR -0.25% (M)	TBD	(3,903)	(127)	(5)
Afterpay Limited (M)	JPM	OBFR -0.25% (M)	TBD	(4,710)	(334)	50
American International Group, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(2,327)	(129)	(4)
Automatic Data Processing, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(994)	(236)	(10)
Aviva PLC (M)	JPM	OBFR -0.25% (M)	TBD	(32,709)	(172)	(10)
Baidu, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(760)	(109)	(4)
Banco BTG Pactual S/A. (M)	CIT	OBFR -0.40% (M)	TBD	(12,455)	(48)	1
Bilibili Inc. (M)	CIT	OBFR -0.22% (M)	TBD	(6,856)	(322)	4
BT Group PLC (M)	CIT	OBFR -0.25% (M)	TBD	(37,088)	(84)	(2)
Capitec Bank Holdings (M)	JPM	OBFR -0.40% (M)	TBD	(1,380)	(168)	(9)
Catalent, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(1,406)	(179)	(1)
CD Projekt S.A. (M)	JPM	OBFR -0.94% (M)	TBD	(7,415)	(337)	(18)
Celltrion Healthcare Co. Ltd. (M)	CIT	OBFR -0.41% (M)	TBD	(8,737)	(576)	(15)
Central Japan Railway Company (M)	JPM	OBFR -0.25% (M)	TBD	(400)	(57)	3
China Conch Venture Holdings Limited (M)	CIT	OBFR -0.30% (M)	TBD	(66,500)	(327)	2
China Longyuan Power Group Corporation Limited (M)	CIT	OBFR -0.30% (M)	TBD	(64,000)	(144)	(6)
China Molybdenum Co.,Ltd (M)	CIT	OBFR -0.30% (M)	TBD	(96,000)	(50)	—
China Southern Airlines Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(214,000)	(127)	(1)
China Vanke Co., Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(124,200)	(293)	4
Chipotle Mexican Grill, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(175)	(304)	(2)
CK Asset Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(67,500)	(401)	(25)
Country Garden Holdings Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(606,718)	(568)	29
Crown Resorts Limited (M)	JPM	OBFR -0.25% (M)	TBD	(4,391)	(35)	(3)
CVS Health Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(1,391)	(131)	(13)
Delivery Hero SE (M)	JPM	OBFR -0.26% (M)	TBD	(3,202)	(385)	28
Discovery, Inc. (M)	JPM	OBFR -1.32% (M)	TBD	(2,417)	(58)	1
Dish Network Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(14,657)	(473)	(2)
Dollar General Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(1,867)	(414)	(26)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Dollar Tree, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(2,016)	(280)	(3)
Dresdner Bank AG (M)	CIT	OBFR -0.26% (M)	TBD	(51,176)	(386)	(4)
DXC Technology Company (M)	JPM	OBFR -0.15% (M)	TBD	(2,834)	(89)	(3)
ETSY, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(1,784)	(402)	11
Fastighets AB Balder (M)	CIT	OBFR -0.25% (M)	TBD	(2,660)	(186)	(6)
Ferrovial, S.A. (M)	CIT	OBFR -0.26% (M)	TBD	(5,240)	(157)	(7)
Fiserv, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(3,499)	(361)	(2)
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(15,600)	(84)	3
Galaxy Entertainment Group Limited (M)	JPM	OBFR -0.30% (M)	TBD	(19,000)	(105)	7
GDS Holdings Ltd. (M)	JPM	OBFR -0.15% (M)	TBD	(5,478)	(291)	33
Geely Automobile Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(97,000)	(292)	27
General Electric Company (M)	CIT	OBFR -0.18% (M)	TBD	(1,104)	(103)	(2)
Great Wall Motor Company Limited (M)	JPM	OBFR -0.30% (M)	TBD	(60,000)	(234)	28
Hannover Ruck SE (M)	JPM	OBFR -0.26% (M)	TBD	(727)	(134)	(4)
Hapvida Participacoes E Investimentos S/A (M)	JPM	OBFR -0.50% (M)	TBD	(59,162)	(121)	10
Hellofresh SE (M)	CIT	OBFR -0.26% (M)	TBD	(814)	(64)	—
Hitachi Metals, Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(10,300)	(193)	2
IDP Education Limited (M)	JPM	OBFR -0.25% (M)	TBD	(14,781)	(371)	(2)
Innovent Biologics, Inc. (M)	JPM	OBFR -0.38% (M)	TBD	(8,500)	(72)	19
iQIYI, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(92,897)	(504)	80
Just Eat Takeaway.Com N.V. (M)	CIT	OBFR -0.26% (M)	TBD	(4,977)	(268)	(7)
KE Holdings Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(7,972)	(154)	(6)
Kingsoft Cloud Holdings Limited (M)	CIT	OBFR -0.18% (M)	TBD	(13,321)	(211)	1
Kobe Bussan Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(1,000)	(36)	(3)
Korea Zinc Co., Ltd. (M)	JPM	OBFR -0.35% (M)	TBD	(130)	(55)	(1)
Lasertec Corporation (M)	JPM	OBFR -0.25% (M)	TBD	(1,100)	(297)	(41)
Longfor Group Holdings Limited (M)	CIT	OBFR -0.30% (M)	TBD	(76,000)	(360)	(3)
Martin Marietta Materials, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(202)	(88)	(1)
Match Group Holdings II, LLC (M)	JPM	OBFR -0.15% (M)	TBD	(1,512)	(200)	—
MicroPort Scientific Corporation (M)	CIT	OBFR -1.10% (M)	TBD	(33,700)	(125)	2
Mitsui Fudosan Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(8,200)	(176)	14
Nc Soft Co., Ltd. (M)	JPM	OBFR -0.35% (M)	TBD	(96)	(60)	8
Nucor Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(4,115)	(464)	(8)
Ocado Group PLC (M)	JPM	OBFR -0.25% (M)	TBD	(5,114)	(114)	(2)
Occidental Petroleum Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(4,038)	(124)	7
Open House Co.,Ltd. (M)	CIT	OBFR -0.25% (M)	TBD	(3,100)	(164)	2
PACCAR Inc (M)	JPM	OBFR -0.15% (M)	TBD	(5,916)	(525)	(5)
Paychex, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(4,475)	(551)	(60)
Petro Rio S.A. (M)	JPM	OBFR -0.50% (M)	TBD	(18,127)	(68)	1
Ping An Healthcare and Technology Company Limited (M)	JPM	OBFR -0.75% (M)	TBD	(43,600)	(164)	5
Posco Chemical Co Ltd (M)	JPM	OBFR -1.14% (M)	TBD	(2,970)	(369)	9
Raia Drogasil S.A. (M)	JPM	OBFR -0.50% (M)	TBD	(34,811)	(149)	(3)
Rolls-Royce Holdings plc (M)	CIT	OBFR -0.25% (M)	TBD	(208,492)	(329)	(17)
Roper Technologies, Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(1,285)	(606)	(26)
Sampo Oyj (M)	CIT	OBFR -0.26% (M)	TBD	(4,800)	(235)	(6)
Shandong Gold Group Co., Ltd. (M)	JPM	OBFR -1.29% (M)	TBD	(121,750)	(205)	(3)
Shenzhou International Group Holdings Limited (M)	JPM	OBFR -0.30% (M)	TBD	(6,400)	(131)	7
Singapore Airlines Limited (M)	CIT	OBFR -0.40% (M)	TBD	(77,600)	(275)	(12)
Smoore International Holdings Limited (M)	CIT	OBFR -0.30% (M)	TBD	(11,000)	(56)	—
Snap Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(2,136)	(102)	1
SSE PLC (M)	CIT	OBFR -0.25% (M)	TBD	(8,376)	(183)	(4)
Sunny Optical Technology (Group) Company Limited (M)	CIT	OBFR -0.30% (M)	TBD	(14,500)	(451)	(8)
Suzano S.A. (M)	CIT	OBFR -0.40% (M)	TBD	(21,059)	(220)	(8)
SWECO Civil AB (M)	CIT	OBFR -0.25% (M)	TBD	(3,523)	(62)	(4)
Swiss Life Holding AG (M)	JPM	OBFR -0.26% (M)	TBD	(174)	(103)	(4)
Taiwan Cement Corporation (M)	JPM	OBFR -0.53% (M)	TBD	(26,000)	(45)	—
Teck Resources Limited (M)	JPM	OBFR -0.25% (M)	TBD	(2,924)	(81)	(3)
Telecom Italia S.p.A. (M)	JPM	OBFR -0.26% (M)	TBD	(174,817)	(89)	3
Tesco PLC (M)	CIT	OBFR -0.25% (M)	TBD	(56,033)	(215)	(5)
The Cooper Companies, Inc. (M)	CIT	OBFR -0.18% (M)	TBD	(335)	(136)	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Vestas Wind Systems A/S (M)	CIT	OBFR -0.25% (M)	TBD	(2,053)	(61)	(2)
Westinghouse Air Brake Technologies Corporation (M)	CIT	OBFR -0.18% (M)	TBD	(6,332)	(568)	(15)
Xiaomi Corporation (M)	JPM	OBFR -0.30% (M)	TBD	(39,000)	(96)	1
Xinyi Solar Holdings Limited (M)	CIT	OBFR -0.30% (M)	TBD	(46,000)	(75)	(3)
Xpeng Inc. (M)	JPM	OBFR -0.15% (M)	TBD	(6,930)	(332)	(17)
						(68)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid Leveraged Loan Total Return Index (Q)	3M LIBOR +0.00% (M)	GSC	06/20/22	3,261	—	21
iBoxx Liquid Leveraged Loan Total Return Index (Q)	3M LIBOR +0.00% (M)	GSC	06/22/22	2,174	—	14
iBoxx Liquid Leveraged Loan Total Return Index (S)	3M LIBOR +0.00% (M)	GSC	10/20/22	3,261	—	12
iBoxx Liquid Leveraged Loan Total Return Index (S)	3M LIBOR +0.00% (M)	MSC	10/20/22	2,174	—	6
					—	53
Total return swap agreements - paying return
EQUITY
Snap Inc. (M)	3M LIBOR +0.00% (Q)	BNP	03/16/22	(772)	—	(47)
Snap Inc. (M)	3M LIBOR +0.00% (Q)	BNP	03/17/22	(2,101)	—	(81)
Universal Health Services, Inc. (M)	3M LIBOR +0.00% (Q)	BNP	06/10/22	(382)	—	(5)
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (Q)	CIT	01/19/22	(2,474)	—	(28)
iShares iBoxx $ Investment Grade Corporate Bond ETF (M)	3M LIBOR +0.00% (Q)	CIT	01/19/22	(4,877)	—	(39)
iShares iBoxx $ Investment Grade Corporate Bond ETF (M)	3M LIBOR +0.00% (Q)	CIT	01/21/22	(2,397)	—	(30)
					—	(230)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,916,650	766,505	5,822	2,688,977
Corporate Bonds And Notes	—	192,467	7,550	200,017
Non-U.S. Government Agency Asset-Backed Securities	—	171,203	—	171,203
Government And Agency Obligations	—	141,859	—	141,859
Investment Companies	119,466	—	—	119,466
Senior Floating Rate Instruments	—	115,220	3,747	118,967
Preferred Stocks	24,130	—	—	24,130
Trust Preferreds	2,682	—	—	2,682
Warrants	727	—	32	759
Short Term Investments	583,501	—	—	583,501
	2,647,156	1,387,254	17,151	4,051,561
Liabilities - Securities
Common Stocks	(4,810)	—	—	(4,810)
	(4,810)	—	—	(4,810)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	17	—	17
Futures Contracts	5,491	—	—	5,491
Centrally Cleared Interest Rate Swap Agreements	—	42,018	—	42,018
Centrally Cleared Credit Default Swap Agreements	—	1,197	—	1,197
Exchange Traded Purchased Options	9,674	—	—	9,674
OTC Purchased Options	—	3,558	—	3,558
Open Forward Foreign Currency Contracts	—	4,306	—	4,306
OTC Credit Default Swap Agreements	—	32	—	32
OTC Contracts for Difference	—	403	—	403
OTC Total Return Swap Agreements	—	53	—	53
	15,165	51,584	—	66,749

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(2)	—	(2)
Futures Contracts	(8,609)	—	—	(8,609)
Centrally Cleared Interest Rate Swap Agreements	—	(26,397)	—	(26,397)
Centrally Cleared Credit Default Swap Agreements	—	(74)	—	(74)
Exchange Traded Written Options	(4,317)	—	—	(4,317)
OTC Written Options	—	(4,057)	—	(4,057)
Open Forward Foreign Currency Contracts	—	(5,959)	—	(5,959)
OTC Interest Rate Swap Agreements	—	(377)	—	(377)
OTC Credit Default Swap Agreements	—	(253)	—	(253)
OTC Contracts for Difference	—	(471)	—	(471)
OTC Total Return Swap Agreements	—	(230)	—	(230)
	(12,926)	(37,820)	—	(50,746)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.8%
United States of America 39.1%
AGCO Corporation	111	12,931
Bunge Limited	333	31,059
CF Industries Holdings Inc.	552	39,095
Chevron Corporation	405	47,477
ConocoPhillips	346	25,003
Darling Ingredients Inc. (a)	158	10,920
Deere & Company	61	21,015
EOG Resources, Inc.	75	6,646
Exxon Mobil Corporation	343	21,018
FMC Corporation	255	28,024
Freeport-McMoRan Inc.	95	3,971
Hess Corporation	142	10,521
Marathon Petroleum Corporation	149	9,567
Newmont Corporation	417	25,858
Packaging Corporation of America	76	10,312
Pioneer Natural Resources Co.	75	13,588
Trimble Inc. (a)	130	11,354
Valero Energy Corporation	114	8,568
		336,927
Canada 15.6%
Canadian Natural Resources Ltd.	499	21,075
Equinox Gold Corp. (a)	30	202
First Quantum Minerals Ltd	1,050	25,139
Marathon Gold Corp. (a) (b)	170	436
Neo Lithium Corp. (a) (b)	1,639	8,188
Nutrien Ltd.	530	39,826
Pure Gold Mining Inc. (a)	427	230
Stelco Holdings Inc.	232	7,552
Suncor Energy Inc.	877	21,953
Teck Resources Limited - Class B	353	10,169
		134,770
Switzerland 6.7%
Glencore PLC	9,567	48,536
Nestle SA - Class N	68	9,485
		58,021
Netherlands 6.6%
Koninklijke DSM N.V. (b)	73	16,417
Royal Dutch Shell PLC - Class B	1,833	40,234
		56,651
France 5.9%
Total SA (b)	996	50,603
Australia 5.4%
BHP Group PLC	1,206	35,949
Newcrest Mining Ltd.	590	10,510
		46,459
Brazil 4.9%
Vale S.A. - ADR	3,008	42,167
Russian Federation 3.8%
Gazprom OAO Via Gaz Capital SA - ADR	1,848	17,013
Public Joint Stock Society "Polyus" - GDR (c)	108	9,518
Public Joint Stock Society Oil Company "Lukoil" - ADR	69	6,166
		32,697
United Kingdom 3.7%
Anglo American PLC	787	32,187
Ireland 2.1%
Kerry Group Plc	139	17,878
Norway 1.8%
Equinor ASA	596	15,799
Luxembourg 1.8%
ArcelorMittal - ADR (b)	493	15,694
Chile 0.7%
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	127	6,424
Ghana 0.7%
Kosmos Energy Ltd. (a)	1,690	5,848
Total Common Stocks (cost $682,442)		852,125
WARRANTS 0.0%
Canada 0.0%
Pure Gold Mining Inc. (a) (d)	283	19
Total Warrants (cost $29)		19
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.7%
JNL Government Money Market Fund, 0.01% (e) (f)	14,866	14,866
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (e) (f)	1,477	1,477
Total Short Term Investments (cost $16,343)		16,343
Total Investments 100.7% (cost $698,814)		868,487
Other Assets and Liabilities, Net (0.7)%		(6,054)
Total Net Assets 100.0%		862,433

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	336,927	—	—	336,927
Canada	134,770	—	—	134,770
Switzerland	—	58,021	—	58,021
Netherlands	—	56,651	—	56,651
France	—	50,603	—	50,603
Australia	—	46,459	—	46,459
Brazil	42,167	—	—	42,167
Russian Federation	9,518	23,179	—	32,697
United Kingdom	—	32,187	—	32,187
Ireland	—	17,878	—	17,878
Norway	—	15,799	—	15,799
Luxembourg	15,694	—	—	15,694
Chile	6,424	—	—	6,424
Ghana	5,848	—	—	5,848
Warrants	—	19	—	19
Short Term Investments	16,343	—	—	16,343
	567,691	300,796	—	868,487

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.9%
Information Technology 38.4%
Adobe Inc. (a)	215	121,817
Analog Devices, Inc.	406	71,348
Apple Inc.	1,114	197,893
ASML Holding - ADR	216	171,712
CrowdStrike Holdings, Inc. - Class A (a)	126	25,864
Intuit Inc.	320	206,049
Marvell Technology, Inc.	1,974	172,733
MasterCard Incorporated - Class A	239	85,702
Microsoft Corporation	1,497	503,483
NVIDIA Corporation	568	167,019
ServiceNow, Inc. (a)	172	111,685
Visa Inc. - Class A	606	131,239
Wix.Com Ltd. (a)	205	32,345
Zebra Technologies Corp. - Class A (a)	105	62,666
		2,061,555
Consumer Discretionary 18.5%
Amazon.com, Inc. (a)	128	427,872
Chipotle Mexican Grill Inc. (a)	29	50,468
Domino's Pizza, Inc.	95	53,436
ETSY, Inc. (a)	305	66,789
Evolution Gaming Group AB (publ) (b)	365	51,754
LVMH Moet Hennessy Louis Vuitton SE	110	91,184
MercadoLibre S.R.L (a)	48	65,106
NIKE, Inc. - Class B	809	134,772
Tesla Inc. (a)	46	48,961
		990,342
Communication Services 15.9%
Alphabet Inc. - Class A (a)	91	264,844
Facebook, Inc. - Class A (a)	630	211,723
Match Group Holdings II, LLC (a)	517	68,423
Netflix, Inc. (a)	199	120,034
SEA, Ltd. - Class A - ADR (a)	429	95,971
Snap Inc. - Class A (a)	1,904	89,543
		850,538
Health Care 9.4%
Align Technology, Inc. (a)	93	61,171
Danaher Corporation	289	95,090
Eli Lilly & Co.	107	29,618
Intuitive Surgical, Inc. (a)	124	44,569
Lonza Group AG	68	56,590
Thermo Fisher Scientific Inc.	77	51,020
UnitedHealth Group Incorporated	130	65,163
Zoetis Inc. - Class A	414	100,967
		504,188
Industrials 7.5%
CoStar Group, Inc. (a)	520	41,059
Fortive Corporation	633	48,297
Roper Technologies, Inc.	168	82,647
TransDigm Group Inc. (a)	152	96,889
TransUnion	591	70,088
Uber Technologies, Inc. (a)	652	27,335
Union Pacific Corporation	145	36,399
		402,714
Financials 5.9%
K.K.R. Co., Inc. - Class A	756	56,310
S&P Global Inc.	358	168,885
Shopify Inc. - Class A (a)	66	90,939
		316,134
Materials 2.8%
Ball Corporation	307	29,586
Linde Public Limited Company	124	42,963
Sherwin-Williams Co.	219	77,056
		149,605
Consumer Staples 0.9%
Olaplex Holdings, Inc. (a)	1,687	49,134
Energy 0.6%
Pioneer Natural Resources Co.	171	31,179
Total Common Stocks (cost $3,077,553)		5,355,389
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (c) (d)	4,752	4,752
Total Short Term Investments (cost $4,752)		4,752
Total Investments 100.0% (cost $3,082,305)		5,360,141
Other Assets and Liabilities, Net (0.0)%		(641)
Total Net Assets 100.0%		5,359,500

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Evolution Gaming Group AB (publ)	10/01/21	56,520	51,754	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	5,155,861	199,528	—	5,355,389
Short Term Investments	4,752	—	—	4,752
	5,160,613	199,528	—	5,360,141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 93.7%
United Kingdom 18.5%
AstraZeneca PLC	269	31,451
Barclays PLC	7,569	19,162
BP P.L.C.	10,100	45,187
British American Tobacco P.L.C.	683	25,361
Compass Group PLC	1,089	24,262
GlaxoSmithKline PLC	517	11,235
Relx PLC	124	4,036
Relx PLC	370	12,041
Rolls-Royce Holdings plc (a)	35,001	58,223
Unilever PLC	650	34,760
		265,718
France 15.8%
Alstom (b)	726	25,788
AXA SA	994	29,666
BNP Paribas SA	58	4,016
Danone	437	27,169
Pernod-Ricard SA	65	15,667
Sanofi SA	454	45,740
Total SA (b)	924	46,970
Valeo	452	13,675
VINCI	174	18,355
		227,046
Germany 10.1%
BASF SE - Class N	493	34,721
Bayer AG - Class N	252	13,497
Infineon Technologies AG - Class N	65	2,977
RWE AG	741	30,165
SAP SE	307	43,418
Siemens AG - Class N	114	19,662
		144,440
Japan 9.0%
Fanuc Ltd.	240	50,777
Murata Manufacturing Co. Ltd.	340	27,010
Sompo Holdings, Inc.	81	3,427
Sumitomo Mitsui Financial Group Inc.	550	18,826
Takeda Pharmaceutical Co. Ltd.	1,035	28,248
		128,288
Switzerland 8.2%
Compagnie Financiere Richemont SA	145	21,647
Credit Suisse Group AG - Class N	2,165	20,958
Novartis AG - Class N	518	45,492
Zurich Insurance Group AG - Class N	67	29,160
		117,257
Spain 7.3%
AENA, S.M.E., S.A. (a) (c)	152	23,897
Amadeus IT Group SA (c)	637	43,120
Banco Bilbao Vizcaya Argentaria, S.A.	2,028	12,043
CaixaBank, S.A.	9,358	25,652
		104,712
Italy 6.4%
Enel SpA	4,592	36,771
UniCredit S.p.A.	3,597	55,018
		91,789
South Korea 5.3%
Samsung Electronics Co. Ltd.	796	52,337
SK Hynix Inc.	211	23,194
		75,531
Netherlands 3.9%
Akzo Nobel N.V.	164	18,012
ING Groep N.V.	725	10,126
Royal Dutch Shell PLC - Class A	1,258	27,678
		55,816
Canada 2.3%
Air Canada (a)	1,378	23,025
Canadian National Railway Company	85	10,490
		33,515
Ireland 1.6%
Ryanair Holdings Plc - ADR (a)	229	23,403
Hong Kong 1.4%
Sands China Ltd. (a)	8,658	20,147
Sweden 0.9%
Swedbank AB - Class A	651	13,097
Luxembourg 0.8%
ArcelorMittal	366	11,698
Indonesia 0.7%
Bank Mandiri Persero Tbk PT	19,804	9,792
Bermuda 0.6%
Credicorp Ltd.	65	7,952
China 0.5%
Beijing Capital International Airport Co. Ltd. - Class H (a)	12,354	7,559
Mexico 0.4%
Grupo Financiero Banorte SAB de CV	848	5,510
Total Common Stocks (cost $1,211,731)		1,343,270
PREFERRED STOCKS 4.1%
Switzerland 2.5%
Roche Holding AG	85	35,541
Germany 1.6%
Volkswagen AG (d)	113	22,754
Total Preferred Stocks (cost $53,090)		58,295
SHORT TERM INVESTMENTS 4.8%
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund, 0.03% (e) (f)	40,806	40,806
Investment Companies 1.9%
JNL Government Money Market Fund, 0.01% (e) (f)	27,529	27,529
Total Short Term Investments (cost $68,335)		68,335
Total Investments 102.6% (cost $1,333,156)		1,469,900
Other Assets and Liabilities, Net (2.6)%		(37,369)
Total Net Assets 100.0%		1,432,531

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	04/27/20	21,619	23,897	1.7
Amadeus IT Group SA	04/03/20	37,950	43,120	3.0
		59,569	67,017	4.7

JNL/Causeway International Value Select Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	UBS	01/05/22	CAD	201	159	—
HKD/USD	BNY	01/04/22	HKD	508	65	—
USD/JPY	SSB	01/04/22	JPY	(35,493)	(308)	—
USD/JPY	CIT	01/05/22	JPY	(40,840)	(355)	—
					(439)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	70,380	1,272,890	—	1,343,270
Preferred Stocks	58,295	—	—	58,295
Short Term Investments	68,335	—	—	68,335
	197,010	1,272,890	—	1,469,900
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.1%
Information Technology 38.9%
Adobe Inc. (a)	86	48,605
Apple Inc.	461	81,826
ASML Holding - ADR	27	21,703
Atlassian Corporation PLC - Class A (a)	63	23,873
Fidelity National Information Services, Inc.	151	16,467
Microsoft Corporation	272	91,300
NVIDIA Corporation	245	72,096
NXP Semiconductors N.V.	78	17,769
Palo Alto Networks, Inc. (a)	82	45,873
Paypal Holdings, Inc. (a)	72	13,634
Salesforce.Com, Inc. (a)	213	54,061
Splunk Inc. (a)	148	17,103
Uipath, Inc. - Class A (a)	216	9,306
Visa Inc. - Class A	281	60,967
Workday, Inc. - Class A (a)	88	23,922
		598,505
Consumer Discretionary 20.4%
Advance Auto Parts, Inc.	96	23,114
Alibaba Group Holding Limited - ADR (a)	116	13,803
Amazon.com, Inc. (a)	39	130,246
Aptiv PLC (a)	153	25,249
NIKE, Inc. - Class B	162	27,017
The Home Depot, Inc.	98	40,797
Tractor Supply Co.	102	24,430
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	68	28,064
		312,720
Health Care 13.5%
Alcon AG (b)	271	23,608
BioMarin Pharmaceutical Inc. (a)	136	11,965
Intuitive Surgical, Inc. (a)	63	22,780
Thermo Fisher Scientific Inc.	73	48,812
UnitedHealth Group Incorporated	110	55,356
Zoetis Inc. - Class A	186	45,488
		208,009
Communication Services 12.2%
Booking Holdings Inc. (a)	8	19,323
Facebook, Inc. - Class A (a)	269	90,506
Netflix, Inc. (a)	61	36,930
SEA, Ltd. - Class A - ADR (a)	81	18,058
Walt Disney Co.	142	22,039
		186,856
Industrials 11.0%
Eaton Corporation Public Limited Company	139	23,923
IHS Markit Ltd.	242	32,110
Raytheon BBN Technologies Corp.	257	22,103
Uber Technologies, Inc. (a)	559	23,435
United Parcel Service Inc. - Class B	176	37,687
W. W. Grainger, Inc.	57	29,512
		168,770
Consumer Staples 1.6%
Monster Beverage 1990 Corporation (a)	255	24,495
Real Estate 1.5%
Equinix, Inc.	28	23,645
Total Common Stocks (cost $902,292)		1,523,000
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	16,719	16,719
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (c) (d)	15,436	15,436
Total Short Term Investments (cost $32,155)		32,155
Total Investments 101.2% (cost $934,447)		1,555,155
Other Assets and Liabilities, Net (1.2)%		(17,856)
Total Net Assets 100.0%		1,537,299

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,523,000	—	—	1,523,000
Short Term Investments	32,155	—	—	32,155
	1,555,155	—	—	1,555,155

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.2%
Japan 21.9%
Advantest Corporation	2	151
AEON Co. Ltd.	3	71
Aeon Delight Co.,Ltd.	—	9
Ai Holdings Corporation	1	10
AICA Kogyo Co., Ltd.	15	434
Ajinomoto Co. Inc.	3	82
ALPS Alpine Co. Ltd.	28	261
Anritsu Corporation (a)	18	270
Asahi Glass Co. Ltd. (a)	4	177
Asahi Kasei Corp.	22	207
Asics Corp.	9	204
BayCurrent Consulting , Inc.	—	39
Bengo4.com, Inc. (b)	—	16
Bridgestone Corp.	1	56
Brother Industries Ltd.	4	85
C. Uyemura & Co., Ltd.	1	43
Central Japan Railway Co.	—	53
Chiyoda Corporation (b)	5	17
Chubu Electric Power Co. Inc.	4	37
Chugai Pharmaceutical Co. Ltd.	2	49
Concordia Financial Group, Ltd.	57	207
Credit Saison Co. Ltd.	20	207
CyberAgent Inc.	3	53
Daibiru Corp.	1	17
Daicel Corp.	25	171
Dai-ichi Life Holdings, Inc.	3	63
Daiichi Sankyo Company, Ltd	1	18
Daikin Industries Ltd.	1	226
Daikokuten Bussan Company	—	18
Daiseki Co., Ltd.	3	127
Daito Trust Construction Co. Ltd.	1	80
Daiwa House Industry Co. Ltd.	3	98
Daiwa Securities Group Inc.	10	57
Denso Corp.	1	83
Dentsu Inc. (a)	2	53
DIC Corp. (a)	2	55
DIP Corporation	6	200
Disco Corp.	—	91
DMG Mori Co., Ltd.	21	365
East Japan Railway Co.	1	55
eGuarantee, Inc.	1	12
Eisai Co. Ltd.	—	17
Electric Power Development Co., Ltd. - Class D	3	35
eREX CO.,Ltd.	1	16
Ezaki Glico Co.,Ltd.	6	191
Fanuc Ltd.	—	21
Fast Retailing Co. Ltd.	—	113
Fujitsu Ltd.	1	154
GMO Financial Holdings, Inc. (a)	3	18
GMO Payment Gateway, Inc.	—	50
Hamamatsu Photonics KK	1	32
Hankyu Hanshin Holdings Inc.	2	51
Haseko Corp.	28	343
Hikari Tsushin Inc.	—	15
Hirose Electric Co. Ltd.	—	17
Hitachi Ltd.	4	200
Hitachi Metals Ltd.	—	6
Hokkaido Electric Power Co., Inc.	7	31
Honda Motor Co. Ltd.	7	187
Honda Motor Co., Ltd. - ADR	1	21
Hoya Corp.	1	163
IBIDEN Co., Ltd.	1	59
Idemitsu Kosan Co., Ltd.	6	151
IHI Corp.	5	109
Infomart Corporation	6	52
INFRONEER Holdings Inc. (b)	5	44
Inpex Corporation	11	94
Isuzu Motors Ltd.	6	74
ITOCHU Corp.	8	233
Japan Airport Terminal Co. Ltd.	—	17
Japan Aviation Electronics Industry Ltd.	1	12
Japan Exchange Group Inc.	5	101
Japan Post Holdings Co., Ltd.	4	30
Japan Tobacco Inc. (a)	8	164
JEOL Ltd.	1	87
JGC Holding Corporation	66	566
JS Group Corp.	4	109
JXTG Holdings, Inc.	59	219
Kanematsu Electronics Ltd.	—	10
Kansai Electric Power Co. Inc.	4	41
Kao Corp.	2	105
Kawasaki Heavy Industries Ltd.	11	207
KDDI Corp.	13	368
Keyence Corp.	—	126
Kintetsu Corp. (b)	1	34
Kirin Holdings Co. Ltd. (a)	3	42
Kobe Steel Ltd.	4	22
Komatsu Ltd.	2	54
Konami Corp.	1	53
Kose Corp.	—	22
K's Holdings Corporation	32	307
Kubota Corp.	1	29
Kuraray Co. Ltd.	32	279
Kyocera Corp.	1	63
Kyowa Kirin Co., Ltd.	1	16
Kyushu Electric Power Co. Inc.	5	40
Lion Corp.	10	139
M3, Inc.	1	70
Mabuchi Motor Co. Ltd. (a)	8	271
Maeda Kosen Co.,Ltd. (a)	—	14
Makita Corp.	1	30
MANI, Inc.	1	18
Marubeni Corp.	14	140
Marui Group Co. Ltd.	7	137
Mebuki Financial Group, Inc.	178	367
Meiji Holdings Co., Ltd.	2	131
Minebea Mitsumi Inc.	4	99
MISUMI Group Inc.	2	70
Mitsubishi Chemical Holdings Corporation	24	178
Mitsubishi Corp.	3	105
Mitsubishi Electric Corp.	3	34
Mitsubishi Estate Co. Ltd.	4	51
Mitsubishi UFJ Financial Group Inc.	32	171
Mitsui & Co. Ltd.	4	104
Mitsui Chemicals Inc.	4	113
Mizuho Financial Group Inc.	7	86
Money Forward, Inc. (b)	—	24
MonotaRO Co., Ltd.	2	43
MS&AD Insurance Group Holdings, Inc.	1	34
Murata Manufacturing Co. Ltd.	3	207
Nagase & Co., Ltd.	26	416
Nagoya Railroad Co. Ltd.	7	104
Nankai Electric Railway Co., Ltd.	2	40
NEC Corp.	4	203
NET One Systems Co. Ltd.	7	185
Nidec Corp.	1	94
Nihon M & A Center Inc.	3	74
Nintendo Co. Ltd.	1	233
Nippo Corp.	1	21
Nippon Electric Glass Co. Ltd. (a)	13	323
Nippon Paint Co. Ltd.	2	17
Nippon Steel Corporation	9	140
Nippon Suisan Kaisha, Ltd.	34	161
Nippon Telegraph & Telephone Corp.	2	47
Nippon Yusen KK	3	213
Nissan Chemical Industries Ltd.	1	64
Nissan Motor Co., Ltd. (b)	5	23
Nissan Shatai Co.,Ltd	3	15
Nitori Co. Ltd.	—	45
Nitto Denko Corp.	2	185
Nomura Holdings Inc.	22	94
Nomura Holdings, Inc. - ADR (a)	4	16
Nomura Research Institute Ltd.	1	50
NTT Data Corp.	2	45
Obic Co. Ltd.	—	19
Odakyu Electric Railway Co. Ltd.	2	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Ohsho Food Service Corp.	—	21
Okinawa Financial Group,Inc.	—	8
Olympus Corp.	3	74
Ono Pharmaceutical Co. Ltd.	3	77
Open House Co.,Ltd.	1	52
Oriental Land Co. Ltd.	—	34
ORIX Corp.	8	171
Osaka Gas Co. Ltd.	2	26
Otsuka Corp.	1	52
Outsourcing Inc. (a)	13	177
Pan Pacific International Holdings Corporation	4	54
Park24 Co. Ltd. (b)	13	182
Penta-Ocean Construction Co., Ltd.	66	374
Recruit Holdings Co., Ltd.	4	255
Resona Holdings Inc.	20	79
Ricoh Co. Ltd.	6	53
Ricoh Leasing Company, Ltd.	1	17
Rohm Co. Ltd.	1	45
Ryohin Keikaku Co. Ltd.	6	90
Santen Pharmaceutical Co. Ltd.	1	17
SCREEN Holdings Co., Ltd.	2	236
Secom Co. Ltd.	2	111
Sekisui Chemical Co. Ltd.	3	57
Sekisui House Ltd.	6	120
Sekisui Jushi Corporation	1	11
Seven & I Holdings Co., Ltd.	4	180
SG Holdings Co., Ltd.	3	68
SHIFT, Inc. (b)	—	21
Shikoku Electric Power Company, Incorporated	5	32
Shimadzu Corp.	2	76
Shimano Inc. (a)	—	53
Shin-Etsu Chemical Co. Ltd.	1	242
Shionogi & Co. Ltd.	—	14
Shiseido Co. Ltd.	1	45
Shizuoka Bank Ltd.	35	251
Showa Denko KK (a)	10	210
SKYLARK Holdings Co., Ltd. (a)	13	164
SMC Corp.	—	67
Softbank Corp.	8	97
SoftBank Group Corp.	11	503
Sojitz Corp.	22	327
Sony Corp.	5	642
Subaru Corp. NPV	12	209
Sumitomo Chemical Co. Ltd.	28	133
Sumitomo Corp.	4	61
Sumitomo Electric Industries Ltd.	9	115
Sumitomo Metal Mining Co. Ltd.	2	87
Sumitomo Mitsui Financial Group Inc.	3	116
Sumitomo Mitsui Trust Holdings Inc.	3	100
Sumitomo Realty & Development Co. Ltd.	3	77
Sumitomo Rubber Industries Inc.	6	62
Sushiro Global Holdings Ltd.	6	223
Suzuki Motor Corp.	1	31
Sysmex Corp.	1	81
Systena Corporation	34	127
T&D Holdings Inc.	4	55
Taiyo Yuden Co. Ltd.	1	63
Takara Standard Co., Ltd.	1	10
Takeda Pharmaceutical Co. Ltd.	12	322
TDK Corp.	7	254
TechnoPro Holdings, Inc.	5	152
Terumo Corp.	2	101
T-Gaia Corporation	1	9
THK Co. Ltd.	5	111
TIS Inc.	2	62
TKC Corporation	—	12
Toei Animation Co., Ltd.	—	10
Toho Co. Ltd.	1	26
Tokio Marine Holdings Inc.	2	100
Tokyo Broadcasting System Holdings,Inc.	2	22
Tokyo Electron Ltd.	—	230
Tokyo Gas Co. Ltd.	2	27
Tokyu Corp.	3	39
Tokyu Fudosan Holdings Corporation	91	512
Toray Industries Inc.	13	76
Toshiba Corp.	1	41
TOTO Ltd.	2	74
Toyo Seikan Group Holdings Ltd.	18	210
Toyo Suisan Kaisha Ltd.	12	492
Toyo Tire Corporation	18	281
Toyota Industries Corp.	1	48
Toyota Motor Corp.	55	1,002
Toyota Tsusho Corp.	3	143
Trend Micro Inc.	1	67
Tsumura & Co.	5	137
Ube Industries Ltd.	11	198
Unicharm Corp.	1	61
USEN-NEXT HOLDINGS Co., Ltd.	1	18
West Japan Railway Co.	1	54
Yakult Honsha Co. Ltd.	—	21
Yamaha Corp.	1	25
Yamaha Motor Co. Ltd. (a)	4	106
Yamato Holdings Co. Ltd.	5	125
Yaskawa Electric Corp.	2	83
		27,831
United Kingdom 11.3%
3i Group plc	9	183
Anglo American PLC	8	313
Ashtead Group Public Limited Company	2	167
AstraZeneca PLC - ADR	6	348
Auto Trader Group PLC	8	77
Avast PLC (c)	3	28
Aviva PLC	22	119
BAE Systems PLC	42	309
Barclays PLC	53	133
Barclays PLC - ADR	6	58
Barratt Developments P L C	11	111
Bodycote PLC	1	11
BP P.L.C. - ADR	2	43
BP P.L.C.	67	299
British American Tobacco P.L.C.	6	239
Britvic PLC	20	252
BT Group Plc	121	276
Bunzl Public Limited Company	3	126
Burberry Group PLC	4	108
Centrica PLC (b)	160	155
Close Brothers Group PLC	—	3
Croda International Public Limited Company	1	86
CVS Group PLC	2	72
DCC Public Limited Company	1	75
Dechra Pharmaceuticals PLC	—	14
Diageo PLC - ADR	1	230
Domino's Pizza Group PLC	3	20
easyJet PLC (b)	2	13
Electrocomponents Public Limited Company	13	219
Experian PLC	3	132
Ferguson PLC	1	159
Fevertree Drinks PLC	1	18
Fiat Chrysler Automobiles N.V.	16	293
Games Workshop Group PLC	3	388
GlaxoSmithKline PLC - ADR (a)	1	44
GlaxoSmithKline PLC	17	370
GVC Holdings PLC (b)	1	34
Halma Public Limited Company	1	53
Hays PLC	78	155
Hiscox Ltd.	25	285
HomeServe PLC	24	285
Howden Joinery Group PLC	15	183
HSBC Holdings PLC - ADR (a)	8	245
HSBC Holdings PLC	20	120
IG Group Holdings PLC	2	18
IMI Plc	7	170
Imperial Brands PLC	13	285
Informa Switzerland Limited (b)	15	108
Intertek Group Plc	1	101
Johnson Matthey PLC	12	321
Kainos Group PLC	1	30
Kingfisher Plc	30	137
Legal & General Group PLC	63	253
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC - ADR	13	33
Lloyds Banking Group PLC	270	175
London Stock Exchange Group PLC	1	65
Man Group PLC	115	352
Meggitt PLC (b)	4	36
Mitchells & Butlers PLC (b)	—	—
Mondi plc	5	130
National Grid PLC - ADR	2	132
NatWest Group PLC - ADR	4	22
Next PLC	1	130
Ocado Group PLC (b)	1	26
Pennon Group PLC	9	137
Playtech PLC (b)	5	48
Reckitt Benckiser Group PLC	3	248
Relx PLC	2	54
Relx PLC - ADR	4	145
Rentokil Initial PLC	15	116
Rightmove PLC	12	134
Rio Tinto PLC - ADR (a)	3	194
Rio Tinto PLC	5	355
Rolls-Royce Holdings plc (b)	65	108
Rotork P.L.C.	42	202
Smiths Group PLC	18	380
Spectris PLC	2	81
Spirax-Sarco Engineering PLC	—	55
SSE PLC	15	328
St. James's Place PLC	4	101
Standard Chartered PLC	20	120
Standard Life Aberdeen PLC	79	256
Stolt-Nielsen M.S. Ltd.	1	13
Synthomer PLC	15	80
Tesco PLC	23	92
The Royal Bank of Scotland Group Public Limited Company	8	26
The Sage Group PLC.	10	117
Ultra Electronics Holdings PLC	1	42
Unilever Plc - ADR	8	453
Unilever PLC	3	163
United Utilities Group PLC	4	54
Vistry Group PLC	24	378
Vodafone Group Public Limited Company	191	289
WPP 2012 Limited	7	107
WPP 2012 Limited - ADR (a)	1	61
		14,312
Canada 10.5%
Agnico Eagle Mines Limited	2	122
Algonquin Power & Utilities Corp.	—	—
Alimentation Couche-Tard Inc. - Class A	3	141
Altus Group Limited	—	17
ARC Resources Ltd.	11	98
Aritzia, Inc. (b)	6	232
ATCO Ltd. - Class I	1	30
ATS Automation Tooling Systems Inc. (b)	2	68
B2Gold Corp.	57	226
Bank of Montreal	4	474
Barrick Gold Corporation	9	169
BCE Inc.	—	6
Bombardier Inc. - Class B (b)	44	58
Brookfield Asset Management Inc. - Class A	1	47
Brookfield Asset Management Reinsurance Partners Ltd. - Class A	—	—
Brookfield Infrastructure Corporation - Class A (a)	—	4
BRP Inc.	1	44
CAE Inc. (b)	—	10
Cameco Corp.	1	11
Canadian Imperial Bank of Commerce	4	414
Canadian National Railway Company	2	270
Canadian Natural Resources Ltd.	10	412
Canadian Pacific Railway Limited	2	144
Canadian Tire Corporation, Limited - Class A	3	389
Canadian Utilities Limited - Class A	1	32
Capital Power Corporation	1	44
Cenovus Energy Inc.	15	181
CGI Inc. - Class A (b)	2	175
CGI Inc. - Class A (b)	—	34
Colliers International Group Inc.	—	15
Constellation Software Inc.	—	186
Crescent Point Energy Corp.	40	213
Descartes Systems Group Inc. (b)	—	25
Dollarama Inc.	3	140
Element Fleet Management Corp.	25	256
Emera Inc.	1	50
Enbridge Inc.	4	145
Equitable Group Inc.	—	4
Fairfax Financial Holdings Ltd.	—	197
First Majestic Silver Corp. (a)	2	27
First Quantum Minerals Ltd	6	138
FirstService Corporation	2	295
Fortis Inc.	1	51
Fortis Inc.	1	68
Franco-Nevada Corporation	1	83
Great-West Lifeco Inc.	1	25
iA Financial Corporation Inc.	5	263
IGM Financial Inc.	1	40
Intact Financial Corporation	1	130
Interfor Corporation	2	77
Keyera Corp.	3	75
Kinross Gold Corporation	43	252
Lightspeed Commerce Inc. (b)	—	12
Loblaw Cos. Ltd.	2	139
Magna International Inc. (a)	—	24
Magna International Inc.	5	437
Manulife Financial Corp.	8	158
Methanex Corporation	5	186
National Bank of Canada	3	254
Northland Power Inc.	6	173
Nutrien Ltd.	1	68
ONEX Corporation	4	298
Open Text Corporation	2	85
Pan American Silver Corp.	4	92
Parkland Corporation	18	489
Pembina Pipeline Corporation	3	88
Premium Brands Holdings Corporation	—	40
Restaurant Brands International Limited Partnership	2	109
Rogers Communications Inc. - Class B	4	187
Royal Bank of Canada	—	39
Royal Bank of Canada	9	914
Shaw Communications Inc. - Class B	3	77
Shopify Inc. - Class A (b)	—	51
SSR Mining Inc.	26	464
Stantec Inc.	2	84
Sun Life Financial Inc.	2	95
Suncor Energy Inc.	10	261
TC Energy Corporation	2	94
Teck Resources Limited - Class B	5	152
The Bank of Nova Scotia	5	368
The Toronto-Dominion Bank	3	240
The Toronto-Dominion Bank	1	107
Thomson Reuters Corporation	—	36
TMX Group Limited	1	91
Tourmaline Oil Corp	4	137
Tricon Residential Inc.	5	80
Waste Connections, Inc.	1	95
West Fraser Timber Co. Ltd.	1	134
Wheaton Precious Metals Corp.	1	60
WSP Canada Inc.	1	132
Yamana Gold Inc.	46	191
		13,348
France 7.8%
ALD (d)	2	22
Alstom	5	189
Amundi (c)	—	33
Arkema	1	170
AXA SA	5	149
Biomerieux SA	1	82
BNP Paribas SA	3	200
Bureau Veritas	4	146
Capgemini SA	1	148
Carrefour SA	30	547

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Cie de Saint-Gobain	3	246
Cie Generale d'Optique Essilor International SA	1	115
Compagnie Generale des Etablissements Michelin	2	398
Compagnie Plastic Omnium	1	30
Credit Agricole SA	4	58
Danone	1	80
Dassault Systemes	1	75
EDENRED	2	85
Elis SA (b)	10	169
Engie	16	232
Eutelsat Communications	8	93
Faurecia	4	183
Hermes International SCA	—	182
Horizon Holdings I	1	50
InterParfums	—	26
Kering SA	—	263
Lagardere SCA (b)	4	118
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	2	275
Legrand SA	2	201
L'Oreal SA	—	169
LVMH Moet Hennessy Louis Vuitton SE	1	746
NYSE B.V. (c)	2	177
Orange SA	38	412
Orpea	3	335
Pernod-Ricard SA	—	96
Publicis Groupe SA	3	204
Renault SA (b)	4	139
Rexel	16	319
Rubis	1	40
Safran	—	53
Sanofi SA	2	251
Sartorius Stedim Biotech	—	23
Schneider Electric SE (b)	1	139
SEB SA	1	120
Societe Generale SA	6	214
Sodexo SA	1	84
SOITEC (b)	—	38
Teleperformance	—	167
Tikehau Capital	—	11
Total SA (a)	12	588
Valeo	10	288
Veolia Environnement	3	95
VINCI	3	364
Virbac	—	74
Vivendi SA	5	65
Worldline (b) (c)	1	74
		9,850
Switzerland 7.5%
ABB Ltd. - Class N	5	172
Adecco Group AG - Class N	11	542
Alcon AG (a)	3	230
Alcon AG	2	180
Bachem Holding AG - Class N	—	16
Bossard Holding AG	—	50
Compagnie Financiere Richemont SA	1	224
Credit Suisse Group AG - ADR (a)	6	55
Credit Suisse Group AG - Class N	18	177
Datwyler Holding AG	—	66
dormakaba Holding AG - Class N	—	89
Dottikon ES Holding AG - Class N (b)	—	19
EMS-Chemie Holding AG	—	17
Geberit AG - Class N	—	227
Georg Fischer AG - Class N	—	363
Givaudan SA - Class N	—	331
Glencore PLC	64	325
Interroll Holding AG - Class N	—	63
Julius Bar Gruppe AG - Class N	3	193
Lindt & Spruengli AG - Class N	—	134
Logitech International S.A. - Class N (a)	—	32
Logitech International S.A. - Class N	2	179
Nestle SA - Class N	12	1,727
Novartis AG - ADR	2	217
Novartis AG - Class N	4	378
PSP Swiss Property AG - Class N	1	112
Roche Holding AG	—	67
Schindler Holding AG - Class N	—	62
SGS SA - Class N	—	157
SIG Combibloc Services AG	9	247
Sika AG	—	196
Sonova Holding AG	—	119
STMicroelectronics NV	2	77
Swatch Group AG	1	221
Swiss Prime Site AG - Class N	10	941
Swiss Re AG	3	272
Swisscom AG - Class N	—	233
Tecan Group AG - Class N	—	107
UBS Group AG	10	184
VAT Group AG (c)	—	242
Zurich Insurance Group AG - Class N	1	272
		9,515
Germany 6.5%
Adidas AG - Class N	1	165
Allianz SE	1	294
Aroundtown SA	11	65
Aurubis AG	1	73
BASF SE - Class N	6	407
Bayer AG - Class N	6	332
Bayerische Motoren Werke AG	3	259
Bechtle Aktiengesellschaft	1	52
Carl Zeiss Meditec AG	—	9
Covestro AG (c)	5	286
Daimler AG - Class N	6	483
Daimler Truck Holding AG (b)	3	115
Deutsche Bank Aktiengesellschaft - Class N (b)	4	44
Deutsche Bank Aktiengesellschaft - Class N (b)	12	149
Deutsche Boerse AG - Class N	2	261
Deutsche Post AG - Class N	4	279
Deutsche Telekom AG - Class N	29	539
Dresdner Bank AG (b)	19	148
E.ON SE - Class N	18	254
Evotec SE (b)	—	12
Fraport AG Frankfurt Airport Services Worldwide (b)	2	105
Fresenius Medical Care AG & Co. KGaA	2	113
Fresenius SE & Co. KGaA	3	130
Fuchs Petrolub SE	—	5
Hannover Rueck SE - Class N	—	86
Hapag-Lloyd Aktiengesellschaft (c)	—	56
HELLA GmbH & Co. KGaA	—	13
Hellofresh SE (b)	2	151
Henkel AG & Co. KGaA	—	27
Hugo Boss AG	2	147
Infineon Technologies AG - Class N	3	117
K+S Aktiengesellschaft - Class N (b)	4	63
Kion Group AG	1	156
LANXESS Aktiengesellschaft	2	99
LEG Immobilien AG	1	98
Merck KGaA	—	118
MTU Aero Engines AG - Class N	—	47
Muenchener Rueckversicherungs AG - Class N	—	104
Nemetschek SE	1	153
ProSiebenSat.1 Media SE	7	110
Puma SE	1	104
Rheinmetall Aktiengesellschaft	2	168
RWE AG	5	208
SAP SE	1	193
Scout24 Holding GmbH (c)	2	119
Siemens AG - Class N	2	260
Siemens Healthineers AG (c)	1	44
Siltronic AG	—	53
TAG Immobilien AG	2	55
Telefonica Deutschland Holding AG	25	68
ThyssenKrupp AG (b)	11	120
United Internet AG - Class N	4	149
Varta AG (a)	2	200
Vitesco Technologies Group Aktiengesellschaft (b)	—	7
Volkswagen AG	—	85
Vonovia SE	1	74
Wacker Chemie AG	1	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Zalando SE (b) (c)	2	160
		8,287
Australia 6.4%
Afterpay Limited (b)	—	2
ALS Limited	22	212
Alumina Ltd.	22	30
AMP Ltd. (b)	441	324
APA Group	4	30
ARB Corporation Limited	1	52
Aristocrat Leisure Limited	1	33
ASX Ltd.	1	52
Atlas Arteria Limited	19	96
AUB Group Limited	1	16
AusNet Services Holdings Pty Ltd	4	8
Australia & New Zealand Banking Group Ltd.	12	247
Beach Energy Ltd.	94	87
BHP Group Limited - ADR (a)	3	183
BHP Group PLC	6	175
BHP Group PLC (a)	12	368
BHP Group PLC - ADR (a)	5	313
Brambles Limited	10	74
Challenger Financial Services Group Ltd.	8	39
CIMIC Group Limited (a)	1	9
Cochlear Ltd.	1	94
Coles Group Limited	4	53
Commonwealth Bank of Australia	4	287
Computershare Ltd.	4	64
Credit Corp Group Limited	3	61
CSL Ltd.	1	226
CSR Ltd.	47	200
Deterra Royalties Limited	11	33
Domain Holdings Australia Limited	7	29
Domino's Pizza Enterprises Limited	1	67
Downer EDI Ltd.	42	184
Fortescue Metals Group Ltd.	13	181
Iluka Resources Limited	33	241
Incitec Pivot Ltd.	81	193
Insurance Australia Group Ltd.	17	53
IRESS Limited	2	22
JB Hi-Fi Limited (a)	2	59
Macquarie Group Limited	1	175
Megaport Limited (b)	3	46
Mineral Resources Limited	2	82
National Australia Bank Ltd.	14	292
Newcrest Mining Ltd.	16	276
NEXTDC Limited (b)	4	37
Northern Star Resources Ltd.	8	58
Nufarm Limited	7	26
Orica Ltd.	12	115
Orora Limited	76	194
OZ Minerals Ltd.	9	191
Perpetual Limited	3	77
Pilbara Minerals Limited (b)	14	33
QBE Insurance Group Ltd.	11	89
Qube Holdings Limited	14	32
Ramsay Health Care Ltd.	1	76
Reliance Worldwide Corporation Limited	18	84
Rio Tinto Ltd.	3	205
Santos Ltd.	47	214
Seven Group Holdings Limited	1	11
Sonic Health Care Ltd.	4	129
South32 Limited	34	101
Suncorp Group Ltd.	10	84
Super Retail Group Limited	6	57
Superloop Limited (b)	27	23
Sydney Airport Corporation Limited (b)	5	29
Tabcorp Holdings Ltd.	16	59
Technology One Limited	11	99
Telstra Corp. Ltd.	14	44
Transurban Group	6	61
Wesfarmers Ltd.	5	213
Westpac Banking Corporation	16	244
Wisetech Global Limited	1	23
Woodside Petroleum Ltd.	8	125
Woolworths Group Ltd.	4	124
Zip Co Limited (a) (b)	14	45
		8,170
Netherlands 5.0%
Adyen B.V. (b) (c)	—	55
Aegon N.V. - ADR (a)	12	58
Aegon NV	31	155
Airbus SE (b)	2	220
Akzo Nobel N.V.	2	201
Arcadis NV	6	278
argenx SE (b)	—	12
ASM International N.V.	—	196
ASML Holding - ADR	1	849
ASML Holding	1	450
ASR Nederland N.V.	5	235
Basic-Fit N.V. (b) (c)	1	37
BE Semiconductor Industries N.V.	1	98
CNH Industrial N.V.	7	143
Heineken NV	1	87
IMCD B.V.	1	174
ING Groep N.V.	12	173
Just Eat Takeaway.Com N.V. (b) (c)	1	53
Koninklijke Ahold Delhaize N.V.	15	525
Koninklijke DSM N.V.	—	57
Koninklijke KPN N.V.	55	171
Koninklijke Philips N.V. - ADR (c)	—	14
Koninklijke Philips N.V.	5	174
NN Group N.V.	3	164
Prosus N.V.	2	171
Randstad NV	2	111
Royal Dutch Shell PLC - Class B	12	253
Royal Dutch Shell PLC - Class B - ADR	12	524
Signify N.V. (c)	6	267
Wolters Kluwer NV - Class C	4	418
		6,323
Sweden 3.6%
AAK AB (publ)	—	10
Addlife AB - Class B	2	71
AF Poyry AB - Class B	1	21
Aktiebolaget Electrolux - Class B	4	92
Aktiebolaget Industrivarden - Class A	—	2
Aktiebolaget SKF - Class A	1	12
Aktiebolaget SKF - Class B	5	117
Aktiebolaget Volvo - Class A	1	35
Aktiebolaget Volvo - Class B	12	279
Assa Abloy AB - Class B	1	33
Atlas Copco Aktiebolag - Class A	2	149
Atlas Copco Aktiebolag - Class B	1	78
Avanza Bank Holding AB	1	45
BHG Group AB (b) (c)	2	19
Billerudkorsnas Aktiebolag (Publ)	6	104
Biotage AB	2	60
Boliden AB	4	148
Bravida Holding AB (c)	7	105
Bure Equity AB	1	65
Castellum AB	1	21
Dometic Group AB (publ) (c)	4	54
Electrolux Professional AB (publ) - Class B (b)	13	89
Elekta AB (publ) - Class B	4	46
Epiroc Aktiebolag - Class A	1	22
Epiroc Aktiebolag - Class B	1	24
Ericsson - Class A	1	10
Essity Aktiebolag (publ) - Class B	2	58
Fastighets Ab Balder - Class B (b)	—	36
G&L Beijer Ref AB - Class B (a)	3	62
Hennes & Mauritz AB - Class B	5	104
Hexagon Aktiebolag - Class B	2	36
Hexpol AB - Class B	4	54
Indutrade Aktiebolag	3	91
JM AB	1	42
Lagercrantz Group Aktiebolag - Class B	12	176
Lifco Ab (Publ) - Class B	1	16
Loomis AB - Class B	2	45
Lundin Petroleum AB	1	31

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
MIPS AB	1	91
Mycronic AB (publ)	5	121
NCC Aktiebolag - Class B	4	65
NIBE Industrier AB - Class B	2	23
Nolato AB (publ) - Class B	4	44
Nyfosa AB	6	95
Peab AB - Class B	5	57
Samhallsbyggnadsbolaget i Norden AB - Class B	5	39
Sandvik AB	8	216
Sdiptech AB (publ) - Class B (b)	—	20
Sectra Aktiebolag - Class B (b)	2	47
Securitas AB - Class B	4	61
Sinch AB (publ) (b) (c)	1	14
Skandinaviska Enskilda Banken AB - Class A	5	69
Skanska AB - Class B	4	99
Stillfront Group AB (publ) (b)	24	125
Svenska Cellulosa Aktiebolaget SCA - Class B	4	74
Svenska Handelsbanken AB - Class A	5	58
Swedbank AB - Class A	3	65
Swedish Match AB	5	41
Swedish Orphan Biovitrum AB (Publ) (b)	1	22
Tele2 AB - Class B	10	137
Telefonaktiebolaget LM Ericsson - Class B	17	190
Telia Co. AB	26	102
Thule Group AB (c)	1	57
Trelleborg AB - Class B	3	66
Vitrolife AB	—	22
Wihlborgs Fastigheter AB	2	35
		4,517
Denmark 2.2%
A P Moller - Maersk A/S - Class A	—	67
A P Moller - Maersk A/S - Class B	—	72
ALK-Abello A/S - Class B (b)	—	41
Ambu A/S - Class B	1	27
Carlsberg A/S - Class B	1	171
Chr. Hansen Holding A/S	2	164
Coloplast A/S - Class B	—	81
DSV Panalpina A/S	1	172
Genmab A/S (b)	—	130
GN Store Nord A/S	3	176
Netcompany Group A/S (c)	—	35
Novo Nordisk A/S - Class B	6	653
Novozymes A/S - Class B	—	36
Orsted A/S (c)	—	57
Pandora A/S	1	154
Ringkjobing Landbobank. Aktieselskab	2	246
Rockwool International A/S - Class A	—	18
Royal Unibrew A/S	1	157
Topdanmark A/S	2	115
Tryg A/S	6	138
Vestas Wind Systems A/S	2	70
		2,780
Italy 2.2%
A2A SpA	58	112
Assicurazioni Generali SpA	8	171
Atlantia SpA (b)	5	106
Azimut Holding S.p.A.	7	183
Banco BPM Societa' Per Azioni	56	167
Davide Campari-Milano S.p.A.	1	21
De' Longhi S.p.A.	2	68
DiaSorin S.p.A.	—	32
Enel SpA	26	206
ENI SpA	17	241
Erg S.P.A.	—	13
Ferrari N.V.	—	80
Finecobank Banca Fineco SPA	1	25
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	2	33
Hera S.p.A.	17	71
Intesa Sanpaolo SpA	48	125
Iren S.p.A.	6	19
Italgas S.p.A.	8	57
Leonardo S.p.A.	12	87
Mediobanca SpA	9	101
Moncler S.p.A.	1	62
Nexi S.p.A. (b)	2	27
Prada S.p.A.	6	40
Prysmian S.p.A.	2	68
Recordati Industria Chimica E Farmaceutica S.p.A.	2	129
Reply S.p.A.	—	67
Snam Rete Gas SpA	14	87
Telecom Italia SpA	223	110
Terna – Rete Elettrica Nazionale S.p.A.	6	48
UniCredit S.p.A.	14	215
		2,771
Spain 2.1%
ACS, Actividades de Construccion y Servicios, S.A.	7	180
AENA, S.M.E., S.A. (b) (c)	—	33
Amadeus IT Group SA (c)	—	29
Banco Bilbao Vizcaya Argentaria, S.A.	14	81
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	83
Banco de Sabadell, S.A. (b)	172	116
Banco Santander, S.A.	79	263
Bankinter SA	16	80
CaixaBank, S.A.	34	93
Cellnex Telecom, S.A. (c)	1	49
Enagas SA	6	141
Ferrovial, S.A.	1	32
Grifols, S.A.	4	67
Iberdrola, Sociedad Anonima	28	327
Industria de Diseno Textil, S.A.	4	125
LABORATORIOS FARMACEUTICOS ROVI SA	—	41
Mediaset Espana Comunicacion, S.A. (b)	3	14
Red Electrica Corporacion, S.A. (a)	3	72
Repsol SA	21	249
Telefonica SA	75	330
Viscofan, S.A.	3	209
		2,614
Hong Kong 1.9%
AIA Group Limited	53	536
ASM Pacific Technology Ltd.	8	83
Bank of East Asia Ltd.	137	196
Budweiser Brewing Company APAC Limited (c)	9	23
Camsing International Holding Limited (a) (b) (e)	12	—
Chinese Estates Holdings Limited	17	6
CK Asset Holdings Limited	20	128
CK Hutchison Holdings Limited	6	39
CLP Holdings Ltd.	6	56
Dairy Farm International Holdings Ltd.	4	12
Galaxy Entertainment Group Ltd. (b)	3	15
Great Eagle Holdings Limited	1	3
Hang Lung Group Ltd.	9	19
Hang Lung Properties Ltd.	44	90
Hang Seng Bank Ltd.	3	46
HK Electric Investments Limited	35	34
HKT Trust	58	78
Hong Kong Exchanges & Clearing Ltd.	3	203
Hongkong Land Holdings Ltd.	9	47
Hysan Development Co. Ltd.	8	25
Johnson Electric Holdings Limited	5	10
Man Wah Holdings Limited	18	28
Mandarin Oriental International Ltd. (b)	12	27
NagaCorp Ltd.	12	10
New World Development Company Limited	33	129
Orient Overseas (International) Limited	3	61
PCCW Ltd.	53	27
Power Assets Holdings Ltd.	6	37
Sands China Ltd. (b)	4	9
Shangri-La Asia Ltd. (b)	10	8
Sun Hung Kai Properties Ltd.	4	42
SUNeVision Holdings Ltd.	15	14
Techtronic Industries Company Limited	5	100
WH Group Limited (c)	169	106
Wharf Real Estate Investment Company Limited	8	41
Xinyi Glass Holdings Limited	23	57
Yue Yuen Industrial Holdings Ltd. (b)	44	74
		2,419

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Finland 1.7%
Fortum Oyj	2	54
Kesko Oyj - Class B	5	165
Kojamo Oyj (c)	1	33
Kone Corporation	2	145
Neste Oyj	2	80
Nokia Oyj - ADR (b)	17	107
Nokia Oyj (b)	22	137
Nokian Renkaat Oyj	5	192
Nordea Bank ABP	11	131
Outokumpu Oyj (b)	7	43
Outotec Oyj	8	87
Qt Group Oyj (b)	—	49
Sampo Oyj - Class A	2	101
Stora Enso Oyj - Class R	7	124
Tietoevry Oyj	6	194
UPM-Kymmene Oyj	5	198
Valmet Oy	5	230
Wartsila Oyj	5	76
		2,146
Israel 1.2%
Airport City Ltd (b)	2	39
Alony Hetz Properties & Investments Ltd	4	79
Alrov Properties & Lodgings Ltd.	—	7
ASHTROM Group LTD.	2	41
AudioCodes Ltd	1	45
Azrieli Group Ltd.	—	14
Bank Hapoalim BM	5	51
Bank Leumi Le-Israel BM	12	126
Bezeq Israeli Telecommunication Corp. Ltd.	40	66
Camtek Ltd. (b)	—	17
Clal Insurance Co Ltd. (b)	2	52
Danel (Adir Yehoshua) Ltd.	—	94
Delek Group Ltd.	1	62
Delta Galil Industries Ltd.	—	20
Elbit Systems Ltd.	—	12
Electra Ltd	—	11
Enlight Renewable Energy Ltd. (b)	17	41
Equital Ltd. (b)	—	16
Fox - Wizel Ltd	1	99
Gav-Yam Bayside Land Corp. Ltd.	2	24
Harel Insurance Investments & Financial Services Ltd.	3	34
Israel Chemicals Ltd.	2	22
Israel Discount Bank Ltd.	9	59
Isras - Investment Co. Ltd.	—	14
Magic Software Enterprises Ltd.	1	29
Magic Software Enterprises Ltd. (b)	1	22
Menora Mivtachim Insurance Ltd.	1	28
Mizrahi Tefahot Bank Ltd.	2	64
Nice Ltd. (b)	—	11
Nova Measuring Instruments Ltd. (b)	—	18
Strauss Group Ltd	1	40
Summit Real Estate Holdings Ltd	—	7
Tera Light Ltd (b)	1	3
Teva Pharmaceutical Industries Ltd - ADR (b)	14	115
The First International Bank of Israel Limited	—	16
The Phoenix Holdings Ltd	2	23
Tower Semiconductor Ltd. (b)	1	51
Y.H. Dimri Construction and Development Ltd.	—	17
		1,489
Ireland 1.1%
AIB Group Public Limited Company (b)	17	41
Bank of Ireland Group Public Limited Company (b)	20	115
CRH public limited company - ADR	5	279
Flutter Entertainment Public Limited Company (b)	—	79
Glambia Plc	4	52
Grafton Group Public Limited Company	29	484
Kerry Group Plc	—	25
Kingspan Group Plc	1	103
Smurfit Kappa Funding Designated Activity Company	3	170
		1,348
Belgium 0.9%
Ackermans	1	121
ageas SA/NV	2	107
Anheuser-Busch InBev	5	295
KBC Groep NV	2	166
Lotus Bakeries	—	96
NV Bekaert SA	1	44
Proximus	6	112
Shurgard Self Storage Europe	—	21
Solvay SA	1	143
Umicore	2	91
		1,196
Norway 0.8%
AF Gruppen ASA	1	11
Aker ASA	—	7
Bonheur ASA	—	16
Borregaard ASA	2	50
Crayon Group Holding ASA (b)	1	24
Elkem ASA (c)	11	38
Equinor ASA	8	214
Eurizon Opportunita	4	35
Frontline Ltd. (a) (b)	13	96
Gjensidige Forsikring ASA	1	33
Grieg Seafood ASA (a) (b)	2	23
Kongsberg Gruppen ASA	1	17
Mowi ASA	2	44
Nordic Semiconductor ASA (b)	—	14
Norsk Hydro ASA	5	36
Orkla ASA	2	23
Protector Forsikring ASA	1	9
Schibsted ASA - Class A	—	10
Schibsted ASA - Class B	—	14
Sparebank 1 BV	2	15
Storebrand ASA	4	42
Subsea 7 S.A.	4	27
Telenor ASA	2	34
TGS NOPEC Geophysical Company ASA	5	44
TOMRA Systems ASA	—	18
Veidekke ASA	3	45
Yara International ASA	1	61
		1,000
Singapore 0.8%
Allied Esports Entertainment, Inc.	16	12
Capitaland Investment Limited (b)	7	18
ComfortDelgro Corp. Ltd.	20	21
DBS Group Holdings Ltd.	7	159
Genting Singapore Limited	16	9
Golden Agri-Resources Ltd.	210	38
Great Eastern Holdings Limited	1	9
Hutchison Port Holdings Trust	122	28
iFAST Corporation Ltd.	1	6
Jardine Cycle & Carriage Ltd.	1	21
Keppel Corporation Limited	12	44
Keppel Infrastructure Trust	46	19
Olam International Limited	15	19
Oversea-Chinese Banking Corporation Limited	9	76
Raffles Medical Group Ltd.	51	52
Sembcorp Industries Ltd	17	26
SembCorp Marine Ltd. (b)	186	11
Sheng Siong Group Ltd.	22	24
Singapore Airlines Ltd. (a) (b)	14	52
Singapore Exchange Ltd.	6	39
Singapore Press Holdings Ltd.	25	43
Singapore Technologies Engineering Ltd.	10	29
Singapore Telecommunications Limited	8	13
StarHub Ltd	3	3
United Overseas Bank Ltd.	5	96
Venture Corp. Ltd.	3	37
Wilmar International Limited	20	61
		965
Austria 0.5%
Andritz AG	2	79
BAWAG Group AG (c)	1	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Erste Group Bank AG	2	79
IMMOFINANZ AG (a)	1	14
Mayr-Melnhof Karton Aktiengesellschaft	—	10
OMV AG	1	48
Raiffeisen Bank International AG	2	74
Strabag SE	—	15
Telekom Austria Aktiengesellschaft	3	25
UNIQA Insurance Group AG	7	61
Voestalpine AG	2	73
Wienerberger AG	2	82
		642
New Zealand 0.3%
a2 Milk Co. Ltd. (b)	1	4
Air New Zealand Limited (b)	21	22
Arvida Group Limited	5	7
Chorus Limited	6	29
EBOS Group Limited	1	15
Fisher & Paykel Healthcare Corp.	1	30
Fletcher Building Ltd.	6	28
Freightways Limited	4	38
Genesis Energy Limited	10	20
Meridian Energy Limited	7	23
Port of Tauranga Limited	1	5
Pushpay Holdings Limited (b)	27	25
Ryman Healthcare Ltd.	1	4
SKYCITY Entertainment Group Limited	15	32
Summerset Group Holdings Limited	3	28
The Warehouse Group Limited	4	10
Xero Limited (b)	1	81
Z Energy Limited	12	28
		429
United States of America 0.2%
Bausch Health Companies Inc. (b)	1	33
Carnival Plc (b)	1	17
Primo Water Holdings LLC	2	39
Primo Water Holdings LLC	1	16
Qiagen N.V. (b)	2	115
Qiagen N.V. (b)	1	34
STMicroelectronics N.V. - ADR (a)	1	67
		321
Luxembourg 0.2%
Befesa (c)	1	49
Eurofins Scientific SE	1	132
Millicom International Cellular SA - SDR (b)	2	65
Tenaris S.A. - ADR	1	21
Tenaris SA	3	32
		299
Portugal 0.2%
Alphaquest Original Ltd	4	17
Banco Comercial Portugues S.A. (b)	198	32
EDP Renovaveis, S.A.	2	38
Energias de Portugal SA	12	64
Galp Energia, SGPS, S.A.	9	82
Jeronimo Martins, SGPS, S.A.	3	57
		290
China 0.2%
BOC Hong Kong Holdings Ltd.	19	62
Hygeia Healthcare Holdings Co., Limited (a) (c)	2	13
SITC International Holdings Company Limited	24	87
Yangzijiang Shipbuilding (Holdings) Ltd.	36	35
		197
Chile 0.1%
Antofagasta PLC	6	113
Malta 0.1%
Kindred Group PLC - SDR	7	83
United Arab Emirates 0.0%
Mediclinic International PLC (b)	11	49
NMC Health PLC (e)	1	—
Total Common Stocks (cost $118,562)		123,304
PREFERRED STOCKS 1.4%
Switzerland 0.9%
Roche Holding AG	3	1,086
Germany 0.5%
Bayerische Motoren Werke AG	—	36
Fuchs Petrolub SE	3	131
Henkel AG & Co. KGaA (f)	—	26
Porsche Automobil Holding SE (f)	1	119
Sartorius AG	—	59
Volkswagen AG (f)	2	305
		676
Italy 0.0%
Telecom Italia SpA	25	12
Total Preferred Stocks (cost $1,605)		1,774
WARRANTS 0.0%
Canada 0.0%
Cenovus Energy Inc. (b)	—	3
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	—
Total Warrants (cost $2)		3
RIGHTS 0.0%
Austria 0.0%
CA Immobilien Anlagen Aktiengesellschaft (b) (e)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 4.5%
Investment Companies 3.2%
JNL Government Money Market Fund, 0.01% (h) (i)	4,078	4,078
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund, 0.03% (h) (i)	1,630	1,630
Total Short Term Investments (cost $5,708)		5,708
Total Investments 103.1% (cost $125,877)		130,789
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (3.1)%		(3,932)
Total Net Assets 100.0%		126,854

(a) All or a portion of the security was on loan as of December 31, 2021.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $22 and 0.0% of the Fund.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	11/24/21	55	55	0.1
AENA, S.M.E., S.A.	05/04/20	32	33	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/DFA International Core Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Group SA	07/17/20	28	29	—
Amundi	09/30/19	34	33	—
Avast PLC	06/10/20	25	28	—
Basic-Fit N.V.	06/17/20	31	37	—
BAWAG Group AG	05/29/20	71	82	0.1
Befesa	03/31/20	32	49	—
BHG Group AB	01/27/21	29	19	—
Bravida Holding AB	10/07/20	108	105	0.1
Budweiser Brewing Company APAC Limited	10/20/21	23	23	—
Cellnex Telecom, S.A.	06/25/19	41	49	—
Covestro AG	06/25/19	297	286	0.2
Dometic Group AB (publ)	09/07/21	60	54	0.1
Elkem ASA	07/07/21	43	38	—
Hapag-Lloyd Aktiengesellschaft	04/22/20	29	56	0.1
Hygeia Healthcare Holdings Co., Limited	11/03/21	16	13	—
Just Eat Takeaway.Com N.V.	06/01/20	85	53	0.1
Kojamo Oyj	04/01/20	30	33	—
Koninklijke Philips N.V.	08/06/21	17	14	—
Netcompany Group A/S	04/08/20	26	35	—
NYSE B.V.	06/26/19	181	177	0.1
Orsted A/S	12/23/20	69	57	0.1
Scout24 Holding GmbH	10/27/20	123	119	0.1
Siemens Healthineers AG	03/04/21	38	44	—
Signify N.V.	06/25/19	275	267	0.2
Sinch AB (publ)	10/27/21	23	14	—
Thule Group AB	06/25/19	41	57	0.1
VAT Group AG	06/25/19	195	242	0.2
WH Group Limited	03/02/21	132	106	0.1
Worldline	06/25/19	102	74	0.1
Zalando SE	01/14/21	198	160	0.1
		2,489	2,441	1.9

JNL/DFA International Core Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	March 2022	1,192	(3)	(3)

JNL/DFA International Core Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	ANZ	01/04/22	JPY	29,829	259	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	19,004	104,300	—	123,304
Preferred Stocks	1,774	—	—	1,774
Warrants	3	—	—	3
Rights	—	—	—	—
Short Term Investments	5,708	—	—	5,708
	26,489	104,300	—	130,789
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
Open Forward Foreign Currency Contracts	—	—	—	—
	(3)	—	—	(3)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.8%
Information Technology 25.5%
3D Systems Corporation (a)	9	189
Accenture Public Limited Company - Class A	18	7,486
ACI Worldwide, Inc. (a)	8	271
Adobe Inc. (a)	12	6,637
ADS Alliance Data Systems, Inc.	5	313
ADTRAN, Inc.	6	126
Advanced Energy Industries, Inc.	3	243
Advanced Micro Devices, Inc. (a)	24	3,416
Agilysys, Inc. (a)	1	36
Akamai Technologies, Inc. (a)	7	795
Alarm.Com Holdings, Inc. (a)	2	194
Alpha and Omega Semiconductor Limited (a)	3	200
Altair Engineering Inc. - Class A (a)	1	93
Alteryx, Inc. - Class A (a)	1	71
Ambarella Inc. (a)	1	297
Amdocs Limited	7	550
American Software, Inc. - Class A	2	46
Amkor Technology, Inc.	29	730
Amphenol Corporation - Class A	18	1,532
Amtech Systems, Inc. (a)	1	9
Analog Devices, Inc.	15	2,682
ANSYS, Inc. (a)	2	976
AppFolio, Inc. - Class A (a)	—	61
Apple Inc.	459	81,444
Applied Materials, Inc.	26	4,128
Applied Optoelectronics, Inc. (a)	1	5
Arista Networks, Inc. (a)	10	1,403
Arlo Technologies, Inc. (a)	6	66
Arrow Electronics, Inc. (a)	6	817
Asana, Inc. - Class A (a)	2	132
Aspen Technology, Inc. (a)	5	730
Atlassian Corporation PLC - Class A (a)	1	469
Autodesk, Inc. (a)	7	1,904
Automatic Data Processing, Inc.	16	4,056
Avalara, Inc. (a)	2	209
Avaya Holdings Corp. (a)	8	160
Avid Technology, Inc. (a)	3	107
Avnet, Inc.	8	340
Axcelis Technologies, Inc. (a)	3	224
AXT, Inc. (a)	1	8
Badger Meter, Inc.	2	231
Bel Fuse Inc. - Class B	1	17
Belden Inc.	3	170
Benchmark Electronics, Inc.	5	130
Bill.Com Holdings Inc. (a)	3	742
Black Knight, Inc. (a)	6	508
Blackbaud, Inc. (a)	3	230
Blackline, Inc. (a)	1	145
BM Technologies, Inc. - Class A (a)	1	5
Booz Allen Hamilton Holding Corporation - Class A	8	681
Bottomline Technologies Inc. (a)	2	107
Box, Inc. - Class A (a)	8	208
Broadcom Inc.	15	10,125
Broadridge Financial Solutions, Inc.	6	1,076
Brooks Automation Inc.	5	482
CACI International Inc. - Class A (a)	2	563
Cadence Design Systems Inc. (a)	7	1,295
CalAmp Corp. (a)	3	19
Calix, Inc. (a)	4	321
Cass Information Systems, Inc.	1	49
CDK Global, Inc.	9	359
CDW Corp.	5	1,071
Ceridian HCM Holding Inc. (a)	4	462
CEVA Inc. (a)	1	34
Ciena Corp. (a)	13	995
Cirrus Logic Inc. (a)	5	426
Cisco Systems, Inc.	124	7,847
Citrix Systems Inc.	4	418
Clearfield, Inc. (a)	1	51
Cloudflare, Inc. - Class A (a)	2	237
CMC Materials Inc.	2	346
Cognex Corp.	6	458
Cognizant Technology Solutions Corp. - Class A	21	1,864
Cognyte Software Ltd (a)	5	79
Coherent Inc. (a)	2	459
Cohu Inc. (a)	5	178
CommScope Holding Company, Inc. (a)	11	122
Communications Systems Inc.	1	3
CommVault Systems Inc. (a)	2	157
Computer Task Group Inc. (a)	3	26
Comtech Telecommunications Corp.	1	28
Concentrix Solutions Corporation	6	1,015
Conduent Inc. (a)	15	78
Consensus Cloud Solutions, Inc. (a)	1	83
Corning Incorporated	31	1,169
Coupa Software Incorporated (a)	1	163
CrowdStrike Holdings, Inc. - Class A (a)	2	324
CSG Systems International, Inc.	4	241
CTS Corp.	3	124
Cyberoptics Corp. (a)	1	27
Daktronics Inc. (a)	5	25
Datadog, Inc. - Class A (a)	3	532
Dell Technology Inc. - Class C (a)	7	390
Digi International Inc. (a)	4	89
Diodes Inc. (a)	3	326
DocuSign, Inc. (a)	2	250
Dolby Laboratories, Inc. - Class A	4	423
Dropbox, Inc. - Class A (a)	16	382
DXC Technology Company (a)	20	645
Dynatrace Holdings LLC (a)	5	323
Ebix Inc.	4	126
EchoStar Corp. - Class A (a)	4	110
Elastic NV (a)	1	138
EMCORE Corporation (a)	3	24
Enphase Energy, Inc. (a)	3	537
Entegris, Inc.	5	760
Envestnet, Inc. (a)	2	139
EPAM Systems, Inc. (a)	1	889
ePlus Inc. (a)	2	106
Euronet Worldwide Inc. (a)	3	389
Everbridge, Inc. (a)	1	41
EVERTEC, Inc.	6	318
EVO Payments, Inc. - Class A (a)	1	28
ExlService Holdings Inc. (a)	2	246
F5 Networks, Inc. (a)	3	732
Fabrinet (a)	2	275
Fair Isaac Corporation (a)	1	566
FARO Technologies Inc. (a)	1	79
Fidelity National Information Services, Inc.	15	1,619
First Solar, Inc. (a)	7	595
Fiserv, Inc. (a)	15	1,543
Five9 Inc. (a)	1	172
FleetCor Technologies Inc. (a)	4	925
Flex Ltd. (a)	45	822
FormFactor Inc. (a)	6	253
Fortinet, Inc. (a)	6	2,069
Frequency Electronics Inc. (a)	1	10
Gartner Inc. (a)	5	1,810
Genpact Limited	16	830
Global Payments Inc.	7	1,008
Globant S.A. (a)	2	555
GoDaddy Inc. - Class A (a)	7	597
GSI Technology, Inc. (a)	1	4
Guidewire Software, Inc. (a)	4	472
Hackett Group Inc.	3	67
Harmonic, Inc. (a)	10	122
Hewlett Packard Enterprise Company	58	922
HP Inc.	40	1,508
HubSpot Inc. (a)	1	496
Ichor Holdings, Ltd. (a)	2	112
II-VI Incorporated (a)	6	382
Infinera Corporation (a)	11	106
Insight Enterprises, Inc. (a)	3	333
Intel Corporation	188	9,677
InterDigital Communications, Inc.	1	101
International Business Machines Corporation	40	5,311

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Intevac Inc. (a)	1	5
Intuit Inc.	6	3,980
IPG Photonics Corporation (a)	3	523
Itron Inc. (a)	3	227
J2 Cloud Services, LLC (a)	4	477
Jabil Inc.	16	1,130
Jack Henry & Associates Inc.	5	824
Juniper Networks, Inc.	21	754
KBR, Inc.	14	649
Key Tronic Corp. (a)	—	3
Keysight Technologies, Inc. (a)	8	1,747
Kimball Electronics Group, LLC (a)	3	57
KLA-Tencor Corp.	6	2,611
Knowles Corporation (a)	8	198
Kulicke & Soffa Industries Inc.	4	272
KVH Industries Inc. (a)	2	14
Kyndryl Holdings, Inc. (a)	8	144
Lam Research Corp.	5	3,904
Lattice Semiconductor Corp. (a)	7	568
Leidos Holdings Inc.	9	783
Limelight Networks, Inc. (a)	7	25
Littelfuse Inc.	2	537
Liveramp, Inc. (a)	5	243
Lumentum Holdings Inc. (a)	5	485
MACOM Technology Solutions Holdings, Inc. (a)	4	292
MagnaChip Semiconductor, Ltd. (a)	4	85
Mandiant, Inc. (a)	10	167
Manhattan Associates Inc. (a)	3	472
Mantech International Corp. - Class A	3	193
Marvell Technology, Inc.	25	2,197
MasterCard Incorporated - Class A	26	9,427
MAXIMUS Inc.	6	488
MaxLinear, Inc. (a)	4	316
Methode Electronics Inc.	4	195
Microchip Technology Incorporated	15	1,333
Micron Technology, Inc.	38	3,554
Microsoft Corporation	194	65,186
Mimecast Uk Limited (a)	3	220
MKS Instruments, Inc.	4	739
Momentive Global Inc. (a)	3	55
MongoDB, Inc. - Class A (a)	1	448
Monolithic Power Systems Inc.	1	522
Motorola Solutions Inc.	5	1,341
N-Able, Inc. (a)	2	19
National Instruments Corp.	8	335
NCR Corporation (a)	10	402
NeoPhotonics Corporation (a)	3	47
NetApp, Inc.	9	792
NETGEAR, Inc. (a)	3	97
NetScout Systems, Inc. (a)	6	214
New Relic, Inc. (a)	3	308
NortonLifelock Inc.	21	552
Novantas Inc. (a)	3	492
Nuance Communications, Inc. (a)	13	694
NVE Corp.	—	32
NVIDIA Corporation	50	14,596
NXP Semiconductors N.V.	3	716
Okta, Inc. - Class A (a)	2	405
On Semiconductor Corporation (a)	20	1,388
Onespan, Inc. (a)	3	57
Onto Innovation Inc. (a)	4	399
Oracle Corporation	46	4,018
OSI Systems Inc. (a)	1	104
Pagerduty, Inc. (a)	3	97
Palantir Technologies Inc. - Class A (a)	4	76
Palo Alto Networks, Inc. (a)	1	746
Paychex Inc.	13	1,790
Paycom Software, Inc. (a)	2	711
Paylocity Holding Corporation (a)	2	437
Paypal Holdings, Inc. (a)	17	3,223
PC Connection, Inc.	3	133
PDF Solutions Inc. (a)	2	76
Pegasystems Inc.	2	217
Perficient, Inc. (a)	3	325
PFSweb Inc. (a)	2	29
Photronics Inc. (a)	7	132
Plexus Corp. (a)	3	262
Power Integrations Inc.	4	345
Progress Software Corp.	4	198
PTC Inc. (a)	4	437
Pure Storage, Inc. - Class A (a)	10	322
Q2 Holdings, Inc. (a)	2	167
Qorvo, Inc. (a)	5	782
Qualcomm Incorporated	34	6,286
Qualys, Inc. (a)	2	316
Rambus Inc. (a)	11	321
RealNetworks, Inc. (a)	2	2
Ribbon Communications Inc. (a)	7	42
Richardson Electronics Ltd.	1	8
RingCentral, Inc. - Class A (a)	1	215
Rogers Corp. (a)	1	399
SailPoint Technologies Holdings, Inc. (a)	1	53
Salesforce.Com, Inc. (a)	13	3,407
Sanmina Corp. (a)	6	233
Sapiens International Corporation N.V.	1	28
ScanSource Inc. (a)	4	134
Science Applications International Corp.	5	383
Seagate Technology Holdings Public Limited Company	10	1,081
Semtech Corp. (a)	4	332
ServiceNow, Inc. (a)	2	1,022
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	2	515
Skyworks Solutions, Inc.	7	1,097
SMART Global Holdings, Inc. (a)	3	199
Smartsheet Inc. - Class A (a)	4	287
SolarEdge Technologies Ltd. (a)	1	325
SolarWinds Corporation	2	25
Splunk Inc. (a)	2	278
Spotify Technology S.A. (a)	1	347
SPS Commerce, Inc. (a)	2	302
Square, Inc. - Class A (a)	3	429
SS&C Technologies Holdings, Inc.	10	783
Stratasys, Inc. (a)	5	127
Super Micro Computer, Inc. (a)	2	102
Switch Inc - Class A	6	159
Synaptics Incorporated (a)	2	720
Synchronoss Technologies, Inc. (a)	4	11
SYNNEX Corporation	6	650
Synopsys Inc. (a)	3	978
TE Connectivity Ltd. (b)	8	1,371
Teradata Corporation (a)	10	445
Teradyne Inc.	9	1,457
Tessco Technologies Inc. (a)	1	4
Texas Instruments Incorporated	35	6,676
The Trade Desk, Inc. - Class A (a)	9	798
The Western Union Company	19	342
Transact Technologies Inc. (a)	—	1
Trimble Inc. (a)	8	717
TTEC Holdings, Inc.	5	413
TTM Technologies, Inc. (a)	9	140
Twilio Inc. - Class A (a)	2	526
Tyler Technologies Inc. (a)	1	623
Ultra Clean Holdings, Inc. (a)	3	171
Unisys Corp. (a)	4	81
Universal Display Corporation	2	389
Upstate Property Rentals, LLC (a) (c)	2	187
Varonis Systems, Inc. (a)	3	129
Veeco Instruments Inc. (a)	5	148
Verint Systems Inc. (a)	5	264
VeriSign, Inc. (a)	3	879
Verra Mobility Corporation - Class A (a)	10	152
ViaSat, Inc. (a)	5	218
Viavi Solutions Inc. (a)	17	294
Visa Inc. - Class A	45	9,840
Vishay Intertechnology Inc.	11	242
Vishay Precision Group, Inc. (a)	1	26
VMware, Inc. - Class A	5	610
Vontier Corporation	10	302
Western Digital Corporation (a)	13	874

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Wex, Inc. (a)	3	376
Wolfspeed, Inc. (a)	5	516
Workday, Inc. - Class A (a)	2	453
Workiva Inc. - Class A (a)	1	80
Xerox Holdings Corporation	20	457
Xilinx, Inc.	8	1,672
Xperi Holding Corporation	15	276
Zebra Technologies Corp. - Class A (a)	2	1,051
Zendesk, Inc. (a)	1	96
Zoom Video Communications, Inc. - Class A (a)	2	409
Zscaler, Inc. (a)	1	413
		399,689
Financials 13.5%
1st Source Corporation	3	160
Affiliated Managers Group, Inc.	4	618
AFLAC Incorporated	26	1,522
Alleghany Corporation (a)	1	537
Allegiance Bancshares, Inc.	2	72
Ally Financial Inc.	21	1,016
A-Mark Precious Metals, Inc.	—	24
Ambac Financial Group, Inc. (a)	4	66
American Equity Investment Life Holding Company	9	333
American Express Company	22	3,647
American Financial Group, Inc.	6	888
American International Group, Inc.	20	1,151
American National Bankshares Inc.	1	24
American National Group, Inc.	2	296
Ameriprise Financial, Inc.	5	1,385
Ameris Bancorp	5	236
Amerisafe, Inc.	2	113
AON Public Limited Company - Class A	9	2,643
Arch Capital Group Ltd. (a)	17	736
Ares Management Corporation - Class A	4	327
Argo Group International Holdings, Ltd.	3	184
Arrow Financial Corporation	2	71
Arthur J Gallagher & Co.	7	1,143
Artisan Partners Asset Management Inc. - Class A	4	176
Associated Banc-Corp	14	316
Assurant, Inc.	4	626
Assured Guaranty Ltd.	6	317
Atlantic Capital Bancshares, Inc. (a)	1	33
Atlantic Union Bank	7	248
AXIS Capital Holdings Limited	6	300
Axos Financial, Inc. (a)	7	385
B. Riley & Co., LLC	2	135
Banc of California, Inc.	6	109
BancFirst Corporation	3	243
Bank of America Corporation	176	7,841
Bank of Hawaii Corporation	3	260
Bank of Marin Bancorp	2	64
Bank of N.T. Butterfield & Son Limited (The)	6	212
Bank OZK	13	589
BankFinancial Corporation	2	23
BankUnited, Inc.	9	364
Banner Corporation	3	171
Bar Harbor Bankshares	1	38
Berkshire Hathaway Inc. - Class B (a)	42	12,483
Berkshire Hills Bancorp, Inc.	6	183
BGC Partners, Inc. - Class A	34	160
BlackRock, Inc.	3	3,025
Blucora, Inc. (a)	4	74
BOK Financial Corporation	4	465
Brighthouse Financial, Inc. (a)	7	379
Brightsphere Investment Group Inc.	2	55
Brookline Bancorp, Inc.	7	116
Brown & Brown Inc.	13	942
Bryn Mawr Bank Corp.	2	108
C&F Financial Corporation	—	2
Cadence Bank, N.A.	15	462
Camden National Corp.	2	91
Cannae Holdings, Inc. (a)	8	279
Capital City Bank Group Inc.	1	26
Capital One Financial Corporation	20	2,901
Capitol Federal Financial	13	152
Cathay General Bancorp	7	289
Cboe Global Markets, Inc.	4	561
CBTX, Inc.	1	36
Central Pacific Financial Corp.	4	104
Central Valley Community Bancorp	—	5
Chubb Limited	10	2,014
Cincinnati Financial Corporation	6	701
CIT Group Inc.	7	334
Citigroup Inc.	51	3,062
Citizens & Northern Corp.	1	19
Citizens Financial Group Inc.	17	815
Citizens Inc. - Class A (a)	4	20
City Holdings Co.	1	108
CME Group Inc. - Class A	7	1,489
CNA Financial Corp.	1	66
CNB Financial Corp.	1	35
CNO Financial Group, Inc.	11	274
Codorus Valley Bancorp Inc.	—	7
Cohen & Steers, Inc.	4	395
Columbia Banking System Inc.	6	211
Columbia Financial, Inc. (a)	6	116
Comerica Inc.	9	821
Commerce Bancshares Inc.	9	621
Community Bank System Inc.	4	272
Community Trust Bancorp Inc.	2	90
ConnectOne Bancorp, Inc.	6	180
Consumer Portfolio Services Inc. (a)	2	25
Cowen Inc. - Class A	2	80
Crawford & Co. - Class B	1	11
Credit Acceptance Corp. (a)	2	1,045
Cullen/Frost Bankers Inc.	5	609
Customers Bancorp, Inc. (a)	3	216
CVB Financial Corp.	11	241
Diamond Hill Investment Group, Inc. - Class A	—	93
Dime Community Bancshares, Inc.	4	154
Discover Financial Services	19	2,150
Donegal Group Inc. - Class A	2	23
Donnelley Financial Solutions, Inc. (a)	5	253
Eagle Bancorp Inc.	4	209
East West Bancorp, Inc.	11	892
eHealth, Inc. (a)	2	39
Employer Holdings Inc.	4	151
Encore Capital Group, Inc. (a)	4	253
Enova International, Inc. (a)	4	176
Enstar Group Limited (a)	1	314
Enterprise Financial Services Corp.	3	139
Equitable Holdings, Inc.	35	1,154
Equity Bancshares, Inc. - Class A	1	36
Erie Indemnity Company - Class A	2	442
ESSA Bancorp, Inc.	1	17
Essent Group Ltd.	10	469
Evercore Inc. - Class A	4	583
Everest Re Group, Ltd.	2	412
EZCORP, Inc. - Class A (a)	7	54
FactSet Research Systems Inc.	2	954
Farmers National Banc Corp.	1	15
FB Financial Corporation	5	198
Federal Agricultural Mortgage Corporation - Class C	1	112
Federated Investors, Inc. - Class B	9	346
Fednat Holding Company (a)	2	2
Fidelity National Financial, Inc. - Class A	19	974
Fifth Third Bancorp	28	1,235
Financial Institutions Inc.	2	61
First American Financial Corporation	10	775
First Bancorp.	4	162
First Bancorp.	22	302
First Bancshares Inc.	1	30
First Busey Corporation	4	106
First Business Financial Services, Inc.	1	27
First Citizens BancShares, Inc. - Class A	1	676
First Commonwealth Financial Corporation	8	136
First Community Bancshares, Inc.	2	58
First Financial Bancorp.	7	174
First Financial Bankshares, Inc.	11	575
First Financial Corporation	1	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
First Financial Northwest, Inc.	1	16
First Foundation Inc.	4	102
First Hawaiian, Inc.	9	233
First Horizon National Corporation	40	651
First Interstate BancSystem, Inc. - Class A	3	141
First Merchants Corporation	5	219
First Mid Bancshares, Inc.	2	70
First Midwest Bancorp, Inc.	10	201
First Republic Bank	6	1,147
FirstCash Holdings, Inc. (a)	3	262
Flagstar Bancorp, Inc.	6	267
Flushing Financial Corp.	3	85
FNB Corp.	30	368
Franklin Resources Inc.	20	667
Fulton Financial Corp.	15	258
GAMCO Investors Inc. - Class A	1	31
GBLI Holdings, LLC - Class A	1	25
Genworth Financial, Inc. - Class A (a)	49	197
German American Bancorp Inc.	3	107
Glacier Bancorp, Inc.	6	359
Globe Life Inc.	7	622
Goosehead Insurance, Inc. - Class A	—	36
Great Southern Bancorp Inc.	2	108
Great Western Bancorp Inc.	5	182
Green Dot Corporation - Class A (a)	3	126
Greenhill & Co. Inc.	3	45
Greenlight Capital Re, Ltd. - Class A (a)	3	25
Hallmark Financial Services, Inc. (a)	2	9
Hamilton Lane Inc. - Class A	1	153
Hancock Whitney Co.	6	283
Hanmi Financial Corp.	3	82
Hanover Insurance Group Inc.	4	470
HarborOne Bancorp, Inc.	8	114
HCI Group, Inc.	2	127
Heartland Financial USA, Inc.	4	221
Hennessy Advisors Inc. (c)	—	4
Heritage Commerce Corp.	5	54
Heritage Financial Corporation	4	103
Heritage Insurance Holdings, Inc.	3	16
Hilltop Holdings Inc.	9	312
Home BancShares, Inc.	11	279
HomeStreet, Inc.	3	149
HomeTrust Bancshares Inc.	1	44
Hope Bancorp, Inc.	13	186
Horace Mann Educators Corp.	4	146
Horizon Bancorp Inc.	5	95
Houlihan Lokey Inc. - Class A	4	428
Huntington Bancshares Incorporated	63	969
Independence Holding Co.	1	45
Independence Holdings, LLC	12	624
Independent Bank Corp.	3	60
Independent Bank Corp.	5	412
Independent Bank Group, Inc.	4	301
Interactive Brokers Group, Inc. - Class A	2	198
Intercontinental Exchange, Inc.	10	1,434
International Bancshares Corporation	6	253
Invesco Ltd.	25	577
Investors Bancorp, Inc.	21	313
James River Group, Inc.	2	45
Janus Henderson Group PLC	14	607
Jefferies Financial Group Inc.	19	753
JPMorgan Chase & Co.	101	15,996
K.K.R. Co., Inc. - Class A	18	1,315
Kearny Financial Corp	11	146
Kemper Corp.	6	380
KeyCorp	37	851
Kinsale Capital Group, Inc.	1	350
Lakeland Bancorp Inc.	7	139
Lakeland Financial Corp.	2	141
Lazard Ltd - Class A	11	499
LendingClub Corporation (a)	15	353
LendingTree, Inc. (a)	—	54
Lincoln National Corporation	10	665
Live Oak Bancshares, Inc.	6	517
Loews Corp.	10	584
LPL Financial Holdings Inc.	6	1,010
M&T Bank Corporation	5	757
Macatawa Bank Corp.	1	5
Maiden Holdings, Ltd. (a)	9	28
Manning & Napier, Inc. - Class A	1	9
Markel Corporation (a)	1	697
MarketAxess Holdings Inc.	1	539
Marlin Business Services Inc.	2	47
Marsh & McLennan Companies, Inc.	13	2,301
MBIA Inc. (a)	14	221
Mercantile Bank Corp.	2	71
Merchants Bancorp, Inc.	1	24
Mercury General Corp.	5	253
Meta Financial Group, Inc.	3	205
MetLife, Inc.	17	1,084
MGIC Investment Corp.	26	370
Midland States Bancorp Inc.	2	38
MidWestOne Financial Group Inc.	1	25
Moelis & Company LLC - Class A	4	234
Moody's Corp.	5	1,955
Morgan Stanley	46	4,516
Morningstar Inc.	3	953
Mr. Cooper Group Inc. (a)	7	282
MSCI Inc. - Class A	2	1,476
NASDAQ Inc.	7	1,443
National Bank Holdings Corp. - Class A	3	134
National Bankshares Inc.	—	2
National Western Life Group Inc. - Class A	—	80
Navient Corporation	19	404
NBT Bancorp Inc.	5	174
Nelnet, Inc. - Class A	3	257
New York Community Bancorp Inc. - Series A	35	431
Nicholas Financial, Inc. (a)	1	7
Nicolet Bankshares, Inc. (a)	—	24
NMI Holdings Inc. - Class A (a)	7	155
Northern Trust Corp.	9	1,132
Northfield Bancorp Inc.	5	85
Northrim BanCorp Inc.	—	17
Northwest Bancshares Inc.	12	172
OceanFirst Financial Corp.	7	157
Ocwen Financial Corporation (a)	—	9
OFG Bancorp	6	165
Old National Bancorp	14	258
Old Republic International Corp.	23	562
Old Second Bancorp Inc.	1	9
Open Lending Corporation - Class A (a)	3	67
Oppenheimer Holdings Inc. - Class A	1	51
Origin Bancorp, Inc.	1	35
Pacific Premier Bancorp, Inc.	9	347
PacWest Bancorp	7	336
Palomar Holdings, Inc. (a)	1	52
Park National Corp.	1	194
Peapack Gladstone Financial Corp.	2	81
Penns Woods Bancorp Inc.	—	8
Peoples Bancorp Inc.	2	67
Peoples Financial Services Corp.	—	11
People's United Financial Inc.	33	592
Pinnacle Financial Partners, Inc.	5	454
Piper Jaffray Cos.	2	321
PJT Partners Inc. - Class A	1	78
Popular Inc.	7	567
Preferred Bank	2	115
Premier Financial Corporation	3	107
Primerica, Inc.	4	568
Principal Financial Group, Inc.	12	836
ProAssurance Corporation	6	153
Progressive Corp.	14	1,487
Prosperity Bancshares Inc.	7	492
Provident Financial Holdings Inc.	—	7
Provident Financial Services, Inc.	7	164
Prudential Bancorp Inc of Pennsylvania	—	4
Prudential Financial Inc.	13	1,358
Pzena Investment Management, Inc. - Class A	2	18
QCR Holdings, Inc.	1	55
Radian Group Inc.	15	307

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Raymond James Financial Inc.	9	934
Regional Management Corp.	2	103
Regions Financial Corporation	37	800
Reinsurance Group of America, Incorporated	4	428
RenaissanceRe Holdings Ltd	3	433
Renasant Corporation	5	204
Republic Bancorp Inc. - Class A	2	92
Republic First Bancorp Inc. (a)	2	9
RLI Corp.	3	282
S&P Global Inc.	7	3,489
S&T Bancorp Inc.	4	122
Safety Insurance Group, Inc.	2	139
Sandy Spring Bancorp Inc.	5	224
Santander Consumer USA Holdings Inc.	23	949
Seacoast Banking Corp. of Florida	4	133
SEI Investments Co.	11	644
Selective Insurance Group Inc.	4	367
ServisFirst Bancshares, Inc.	4	335
Sierra BanCorp	1	40
Signature Bank	2	744
Simmons First National Corp. - Class A	9	261
SiriusPoint Ltd (a)	12	94
SLM Corporation	33	654
South State Corp.	5	406
Southside Bancshares, Inc.	4	163
State Auto Financial Corp.	7	373
State Street Corporation	13	1,239
Stepstone Group Inc. - Class A	1	50
Sterling Bancorp	19	480
Sterling Bancorp, Inc. (a)	3	15
Stewart Information Services Corp.	3	201
Stifel Financial Corp.	8	572
Stock Yards Bancorp Inc.	2	123
StoneX Group Inc. (a)	2	113
SVB Financial Group (a)	2	1,531
Synchrony Financial	27	1,259
Synovus Financial Corp.	13	636
T. Rowe Price Group, Inc.	7	1,442
Territorial Bancorp Inc.	1	28
Texas Capital Bancshares, Inc. (a)	5	297
TFS Financial Corporation	11	189
The Allstate Corporation	18	2,162
The Bancorp, Inc. (a)	8	199
The Bank of New York Mellon Corporation	19	1,109
The Blackstone Group Inc. - Class A	15	1,972
The Charles Schwab Corporation	24	2,050
The First Bancorp, Inc.	1	36
The First of Long Island Corporation	2	50
The Goldman Sachs Group, Inc.	12	4,536
The Hartford Financial Services Group, Inc.	15	1,007
The PNC Financial Services Group, Inc.	10	2,063
The PRA Group, Inc. (a)	4	225
The Travelers Companies, Inc.	15	2,305
Tiptree Inc.	3	41
Tompkins Financial Corp.	2	131
TowneBank	7	211
Tradeweb Markets Inc. - Class A	4	368
Trico Bancshares	4	152
Tristate Capital Holdings, Inc. (a)	4	112
Triumph Bancorp, Inc. (a)	5	543
Truist Financial Corporation	33	1,938
Trupanion Inc. (a)	1	132
Trustco Bank Corp N Y	2	75
Trustmark Corp.	6	181
U.S. Bancorp	48	2,710
Ubiquiti Inc.	1	198
UMB Financial Corp.	4	446
Umpqua Holdings Corp.	18	344
United Bankshares Inc.	12	433
United Community Banks, Inc.	8	284
United Fire Group Inc.	3	69
United Insurance Holdings Corp.	8	33
Universal Insurance Holdings, Inc.	6	102
Univest Financial Corporation	3	91
Unum Group	15	379
Valley National Bancorp	32	437
Veritex Holdings Inc.	4	149
Virtu Financial Inc. - Class A	9	245
Virtus Partners, Inc.	1	239
Voya Financial, Inc.	8	560
W. R. Berkley Corporation	8	630
Walker & Dunlop, Inc.	3	499
Washington Federal Inc.	7	233
Washington Trust Bancorp, Inc.	2	116
Waterstone Financial, Inc.	3	71
Webster Financial Corp.	7	418
Wells Fargo & Company	95	4,577
WesBanco Inc.	6	200
West Bancorporation, Inc.	2	56
Westamerica Bancorp	3	162
Western Alliance Bancorp	7	772
Westwood Holdings Group Inc.	1	14
White Mountains Insurance Group Ltd	—	260
Willis Towers Watson Public Limited Company	4	967
Wintrust Financial Corporation	5	477
WisdomTree Investments, Inc.	17	106
World Acceptance Corp. (a)	1	232
WSFS Financial Corp.	4	198
Zions Bancorp	10	625
		211,033
Consumer Discretionary 12.1%
1-800-Flowers.Com, Inc. - Class A (a)	4	83
Abercrombie & Fitch Co. - Class A (a)	6	222
Acushnet Holdings Corp.	4	197
Adient Public Limited Company (a)	6	268
Adtalem Global Education Inc. (a)	4	126
Advance Auto Parts, Inc.	4	900
Amazon.com, Inc. (a)	12	39,922
American Axle & Manufacturing Holdings, Inc. (a)	12	116
American Eagle Outfitters, Inc.	17	442
American Outdoor Brands, Inc. (a)	2	32
American Public Education, Inc. (a)	2	42
America's Car Mart, Inc. (a)	1	100
Aptiv PLC (a)	6	1,069
Aramark	15	569
Asbury Automotive Group, Inc. (a)	2	307
Autoliv, Inc.	8	802
AutoNation, Inc. (a)	8	936
AutoZone, Inc. (a)	1	1,256
Barnes & Noble Education, Inc. (a)	6	43
Bassett Furniture Industries, Incorporated	—	8
Bath & Body Works Direct, Inc.	15	1,029
BBQ Holdings, Inc. (a)	1	10
Beazer Homes USA, Inc. (a)	7	157
Bed Bath & Beyond Inc. (a)	11	158
Best Buy Co., Inc.	17	1,756
Big 5 Sporting Goods Corporation (c)	2	46
Big Lots, Inc.	4	187
BJ's Restaurants, Inc.	2	65
Bloomin' Brands, Inc. (a)	5	104
Bluegreen Vacations Holding Corporation - Class A (a)	1	22
Boot Barn Holdings, Inc. (a)	2	256
BorgWarner Inc.	20	883
Boyd Gaming Corporation (a)	4	278
Bright Horizons Family Solutions Inc. (a)	3	329
Brinker International Inc. (a)	3	99
Brunswick Corp.	7	711
Buckle Inc.	3	141
Build-A-Bear Workshop Inc.	2	40
Burlington Stores Inc. (a)	2	557
Caesars Entertainment, Inc. (a)	7	657
Caleres Inc.	5	109
Callaway Golf Co. (a)	3	92
Capri Holdings Limited (a)	11	697
CarMax Inc. (a)	9	1,237
Carnival Plc (a)	35	708
Carriage Services Inc.	2	135
Carrols Restaurant Group, Inc. (a)	5	15
Carter's Inc.	3	282

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Carvana Co. - Class A (a)	1	198
Cato Corp. - Class A	2	39
Cavco Industries Inc. (a)	1	211
Century Communities Inc.	3	278
Cheesecake Factory Inc. (a)	2	83
Chegg, Inc. (a)	4	136
Chewy, Inc. - Class A (a) (c)	3	149
Chico's FAS Inc. (a)	23	123
Childrens Place Retail Stores Inc. (a)	2	174
Chipotle Mexican Grill Inc. (a)	1	1,089
Choice Hotels International Inc.	3	445
Churchill Downs Inc.	2	460
Chuy's Holdings Inc. (a)	2	55
Citi Trends, Inc. (a)	2	175
Columbia Sportswear Co.	5	525
Conn's Inc. (a)	4	102
Container Store Group Inc. (a)	3	29
Cooper-Standard Holdings Inc. (a)	3	68
Copa Holdings, S.A. - Class A (a)	3	210
Cracker Barrel Old Country Store, Inc.	2	239
Crocs Inc. (a)	5	649
Culp Inc.	2	14
D.R. Horton, Inc.	21	2,270
Dana Holding Corp.	13	288
Darden Restaurants Inc.	6	877
Dave & Buster's Entertainment Inc. (a)	4	160
Deckers Outdoor Corp. (a)	2	813
Del Taco Restaurants Inc.	3	36
Denny's Corporation (a)	4	64
Designer Brands Inc. - Class A (a)	8	119
Dick's Sporting Goods Inc. (c)	6	725
Dillard's Inc. - Class A	2	499
Dollar Tree Inc. (a)	13	1,825
Domino's Pizza, Inc.	1	665
Dorman Products Inc. (a)	2	258
eBay Inc.	25	1,673
El Pollo Loco Holdings Inc. (a)	2	24
Escalade Inc.	1	14
Ethan Allen Interiors Inc.	3	89
ETSY, Inc. (a)	5	1,193
Fiesta Restaurant Group, Inc. (a)	3	31
Five Below, Inc. (a)	4	751
Flexsteel Industries Inc.	1	20
Floor & Decor Holdings Inc. - Class A (a)	6	760
Foot Locker, Inc.	11	480
Ford Motor Company	93	1,922
Fossil Group, Inc. (a)	5	54
Fox Factory Holding Corp. (a)	3	528
Frontdoor, Inc. (a)	6	207
Funko Inc. - Class A (a)	3	59
Gap Inc.	26	462
Garmin Ltd.	8	1,054
General Motors Company (a)	67	3,928
Genesco Inc. (a)	2	145
Gentex Corp.	18	614
Gentherm Incorporated (a)	3	218
Genuine Parts Co.	7	1,015
G-III Apparel Group, Ltd. (a)	8	208
Gopro Inc. - Class A (a)	8	81
Graham Holdings Co. - Class B	—	256
Grand Canyon Education, Inc. (a)	4	356
Green Brick Partners Inc. (a)	3	80
Group 1 Automotive Inc.	2	364
Guess Inc.	8	184
H & R Block, Inc.	11	271
Hamilton Beach Brands Holding Company - Class A	1	14
Hanesbrands Inc.	31	511
Harley-Davidson, Inc.	13	499
Hasbro, Inc.	5	553
Haverty Furniture Cos. Inc.	2	48
Helen of Troy Ltd (a)	2	515
Hibbett Sports Inc.	2	134
Hilton Grand Vacations Inc. (a)	4	232
Hilton Worldwide Holdings Inc. (a)	8	1,318
Hooker Furniture Corp.	1	31
Horizon Global Corporation (a)	2	14
Houghton Mifflin Harcourt Company (a)	14	230
Hyatt Hotels Corp. - Class A (a)	4	364
Installed Building Products, Inc.	2	297
International Game Technology PLC	11	310
iRobot Corp. (a)	2	142
Jack in the Box Inc.	1	119
Johnson Outdoors Inc. - Class A	1	90
KB Home	7	321
Kohl's Corporation	14	682
Kontoor Brands, Inc.	3	176
Lakeland Industries Inc. (a)	—	3
Lands' End, Inc. (a)	1	29
Las Vegas Sands Corp. (a)	8	293
Laureate Education Inc. - Class A	7	81
La-Z-Boy Inc.	3	95
LCI Industries	2	365
Lear Corporation	5	875
Leggett & Platt Inc.	12	494
Lennar Corporation - Class A	12	1,446
Lennar Corporation - Class B	1	101
Levi Strauss & Co. - Class A	4	99
LGI Homes, Inc. (a)	2	336
Lifetime Brands, Inc.	1	18
Liquidity Services, Inc. (a)	4	90
Lithia Motors Inc. - Class A	2	670
LKQ Corporation	11	680
Lowe`s Companies, Inc.	18	4,700
Lululemon Athletica Inc. (a)	3	1,316
Lumber Liquidators, Inc. (a)	1	17
M/I Homes, Inc. (a)	2	136
Macy's, Inc.	35	904
Malibu Boats, Inc. - Class A (a)	2	112
Marine Products Corp.	2	22
MarineMax Inc. (a)	3	166
Marriott International, Inc. - Class A (a)	8	1,334
Marriott Vacations Worldwide Corporation	3	524
Mattel, Inc. (a)	22	483
McDonald's Corporation	17	4,541
MDC Holdings Inc.	5	280
Medifast, Inc.	—	105
Meritage Homes Corporation (a)	4	486
MGM Resorts International	18	798
Modine Manufacturing Co. (a)	4	45
Mohawk Industries Inc. (a)	3	485
Monarch Casino & Resort Inc. (a)	1	52
Monro Inc.	3	164
Motorcar Parts of America Inc. (a)	2	33
Movado Group Inc.	1	46
Murphy USA Inc.	4	732
Nathan's Famous Inc.	1	35
National Vision Holdings, Inc. (a)	3	139
Nautilus, Inc. (a)	3	21
Newell Brands Inc.	33	710
NIKE, Inc. - Class B	35	5,760
Nordstrom Inc. (a)	7	156
Norwegian Cruise Line Holdings Ltd. (a)	21	434
NVR, Inc. (a)	—	1,140
Obh Inc. - Class A (a)	—	8
Obh Inc. - Class B (a)	—	16
Office Depot, Inc. (a)	6	219
Ollie's Bargain Outlet Holdings Inc. (a)	5	257
O'Reilly Automotive, Inc. (a)	3	1,857
Oxford Industries Inc.	1	146
Papa John's International Inc.	2	282
Peloton Interactive, Inc. - Class A (a)	5	187
Penn National Gaming Inc. (a)	6	335
Penske Automotive Group, Inc.	8	814
Perdoceo Education Corporation (a)	9	107
PetMed Express Inc. (c)	2	58
Planet Fitness, Inc. - Class A (a)	5	455
Playa Hotels & Resorts N.V. (a)	4	33
Polaris Industries Inc.	4	470
Pool Corporation	2	897

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Potbelly Corporation (a)	2	12
PROG Holdings, Inc.	6	259
Pulte Homes Inc.	17	961
PVH Corp.	5	511
Quotient Technology Inc. (a)	7	54
Qurate Retail, Inc. - Series A	37	279
Ralph Lauren Corp. - Class A	4	451
Red Robin Gourmet Burgers, Inc. (a)	1	24
Red Rock Resorts, Inc. - Class A	6	311
Regis Corp. (a)	4	7
Rent-A-Center, Inc.	6	268
Revolve Group - Class A (a)	1	64
RH (a)	1	649
Rocky Brands Inc.	1	24
Ross Stores Inc.	16	1,822
Royal Caribbean Cruises Ltd.	8	624
Ruth's Hospitality Group Inc. (a)	5	95
Sally Beauty Holdings, Inc. (a)	6	106
Scientific Games Corporation (a)	6	405
Seaworld Entertainment, Inc. (a)	5	326
Service Corp. International	15	1,067
Shake Shack Inc. - Class A (a)	3	181
Shoe Carnival Inc.	3	136
Shutterstock Inc.	2	269
Signet Jewelers Limited	7	573
Six Flags Operations Inc.	1	56
Skechers U.S.A. Inc. - Class A (a)	9	410
Skyline Corp. (a)	3	250
Sleep Number Corporation (a)	1	108
Smith & Wesson Brands, Inc.	6	114
Sonic Automotive, Inc. - Class A	3	153
Sonos, Inc. (a)	6	168
Sportsman's Warehouse Holdings, Inc. (a)	3	37
Standard Motor Products Inc.	2	125
Starbucks Corporation	27	3,213
Steven Madden Ltd.	6	295
Stitch Fix, Inc. - Class A (a)	1	17
Stoneridge, Inc. (a)	3	61
Strategic Education, Inc.	1	79
Strattec Security Corp. (a)	—	8
Stride, Inc. (a)	5	152
Superior Industries International Inc. (a)	2	8
Superior Uniform Group Inc.	1	22
Tapestry Inc.	21	842
Taylor Morrison Home II Corporation - Class A (a)	11	402
Tempur Sealy International, Inc.	9	437
Tenneco Inc. - Class A (a)	8	88
Terminix Global Hldgs Inc. (a)	9	420
Tesla Inc. (a)	9	9,753
Texas Roadhouse Inc. - Class A	5	427
The Aaron's Company, Inc.	3	71
The Goodyear Tire & Rubber Company (a)	25	528
The Home Depot, Inc.	28	11,590
The Wendy's Company	18	437
Thor Industries Inc.	4	417
Tilly's Inc. - Class A	1	18
TJX Cos. Inc.	34	2,604
Toll Brothers Inc.	8	572
TopBuild Corp. (a)	4	982
Tractor Supply Co.	6	1,468
Travel + Leisure Co.	7	362
TRI Pointe Homes, Inc. (a)	8	214
Tupperware Brands Corp. (a)	4	59
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	1,103
Under Armour Inc. - Class A (a)	11	237
Under Armour Inc. - Class C (a)	14	251
Unifi Inc. (a)	2	49
Universal Electronics Inc. (a)	1	34
Universal Technical Institute Inc. (a)	2	13
Urban Outfitters Inc. (a)	7	212
Vail Resorts, Inc.	2	539
Veoneer, Inc. (a) (c)	6	225
Vera Bradley, Inc. (a)	3	27
VF Corp.	12	853
Victoria's Secret & Co. (a)	5	273
Vista Outdoor Inc. (a)	6	280
Visteon Corporation (a)	2	226
VOXX International Corporation - Class A (a)	2	19
Wayfair Inc. - Class A (a) (c)	2	415
Weyco Group Inc.	1	22
Whirlpool Corporation	5	1,083
Williams-Sonoma Inc.	6	1,055
Wingstop Inc.	1	259
Winmark Corp.	—	62
Winnebago Industries Inc.	2	163
Wolverine World Wide, Inc.	3	83
WW International, Inc. (a)	3	44
Wyndham Hotels & Resorts, Inc.	4	398
Wynn Resorts, Limited (a)	3	265
YETI Holdings, Inc. (a)	4	301
Yum! Brands, Inc.	8	1,108
Zovio Inc. (a)	4	6
Zumiez Inc. (a)	2	107
		189,740
Health Care 12.1%
10X Genomics, Inc. (a)	1	211
2Seventy Bio, Inc. (a)	1	33
Abbott Laboratories	44	6,193
AbbVie Inc.	68	9,205
ABIOMED, Inc. (a)	1	520
Acadia Healthcare Company, Inc. (a)	8	508
ACADIA Pharmaceuticals Inc. (a)	5	122
Accuray Incorporated (a)	6	27
Adaptive Biotechnologies Corporation (a)	4	99
Addus HomeCare Corporation (a)	1	104
Adverum Biotechnologies, Inc. (a)	10	17
Agilent Technologies, Inc.	5	830
Agios Pharmaceuticals, Inc. (a)	2	70
Akebia Therapeutics, Inc. (a)	12	26
Align Technology, Inc. (a)	1	808
Alkermes Public Limited Company (a)	9	210
Allakos Inc. (a)	—	4
Allscripts Healthcare Solutions, Inc. (a)	13	238
Alnylam Pharmaceuticals, Inc. (a)	1	252
Amedisys, Inc. (a)	2	357
AmerisourceBergen Corporation	7	872
Amgen Inc.	21	4,675
AMN Healthcare Services, Inc. (a)	4	454
Amphastar Pharmaceuticals, Inc. (a)	4	98
Anaptysbio, Inc. (a)	2	69
AngioDynamics, Inc. (a)	4	123
ANI Pharmaceuticals, Inc. (a)	1	36
Anika Therapeutics, Inc. (a)	1	53
Anthem, Inc.	6	2,692
Apollo Medical Holdings, Inc. (a)	2	146
Arcus Biosciences, Inc. (a)	3	105
Ardelyx, Inc. (a) (c)	1	1
Arena Pharmaceuticals, Inc. (a)	4	381
Arvinas Operations, Inc. (a)	1	55
Atara Biotherapeutics, Inc. (a)	4	65
AtriCure, Inc. (a)	2	120
Atrion Corporation	—	115
Avanos Medical, Inc. (a)	5	157
Avantor, Inc. (a)	27	1,154
Axonics Modulation Technologies, Inc. (a)	1	76
Baxter International Inc.	19	1,653
Becton, Dickinson and Company	5	1,318
Biogen Inc. (a)	5	1,269
Biohaven Pharmaceutical Holding Company Ltd. (a)	1	157
BioMarin Pharmaceutical Inc. (a)	7	627
Bio-Rad Laboratories, Inc. - Class A (a)	1	708
Bio-Techne Corporation	1	612
Bluebird Bio, Inc. (a)	4	38
Blueprint Medicines Corporation (a)	1	96
Boston Scientific Corporation (a)	25	1,069
Bristol-Myers Squibb Company	61	3,798
Brookdale Senior Living Inc. (a)	30	154
Bruker Corp.	10	836
Cardinal Health, Inc.	22	1,145

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Caredx, Inc. (a)	2	74
Catalent Inc. (a)	6	735
Centene Corporation (a)	15	1,218
Cerner Corp.	16	1,525
Change Healthcare Inc. (a)	12	247
Charles River Laboratories International Inc. (a)	2	577
Chemed Corporation	1	634
Chimerix, Inc. (a)	5	33
Cigna Holding Company	11	2,599
Community Health Systems Inc. (a)	12	156
Computer Programs & Systems Inc. (a)	1	22
Concert Pharmaceuticals Inc. (a)	—	1
Conmed Corp.	2	289
Cooper Cos. Inc.	2	674
Corcept Therapeutics Inc. (a)	6	115
Corvel Corp. (a)	1	265
Covetrus, Inc. (a)	8	155
CRISPR Therapeutics AG (a)	3	216
Cross Country Healthcare Inc. (a)	2	66
CryoLife Inc. (a)	3	57
Cumberland Pharmaceuticals Inc. (a)	1	4
CVS Health Corporation	45	4,680
Danaher Corporation	13	4,390
DaVita Inc. (a)	9	982
Denali Therapeutics Inc. (a)	5	213
Dentsply Sirona Inc.	7	396
DexCom Inc. (a)	1	751
Eagle Pharmaceuticals Inc. (a)	1	68
Editas Medicine, Inc. (a)	2	47
Edwards Lifesciences Corporation (a)	10	1,245
Elanco Animal Health (a)	19	543
Eli Lilly & Co.	24	6,717
Emergent BioSolutions Inc. (a)	4	177
Enanta Pharmaceuticals, Inc. (a)	2	119
Encompass Health Corporation	8	513
Endo International Public Limited Company (a)	23	88
Envista Holdings Corporation (a)	12	546
Enzo Biochem Inc. (a)	4	11
Evolent Health, Inc. - Class A (a)	6	165
Exact Sciences Corporation (a)	3	246
Exelixis, Inc. (a)	21	385
Fate Therapeutics, Inc. (a)	2	90
FibroGen, Inc. (a)	1	21
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a)	4	36
Gilead Sciences, Inc.	35	2,525
Glaukos Corp. (a)	1	28
Global Blood Therapeutics, Inc. (a)	4	109
Globus Medical Inc. - Class A (a)	6	406
Guardant Health, Inc. (a)	4	374
Haemonetics Corp. (a)	3	185
Halozyme Therapeutics, Inc. (a)	5	199
Hanger, Inc. (a)	3	50
Harvard Bioscience Inc. (a)	2	11
HCA Healthcare, Inc.	6	1,587
Health Catalyst, Inc. (a)	1	50
Healthcare Services Group Inc.	5	89
HealthEquity, Inc. (a)	5	208
Healthstream, Inc. (a)	2	56
Henry Schein Inc. (a)	7	535
Heron Therapeutics, Inc. (a) (c)	2	19
Heska Corporation (a)	—	29
Hologic Inc. (a)	12	943
Horizon Therapeutics Public Limited Company (a)	9	967
Humana Inc.	3	1,426
ICU Medical, Inc. (a)	1	261
IDEXX Laboratories, Inc. (a)	3	1,670
Illumina, Inc. (a)	2	869
Inari Medical, Inc. (a)	1	80
Incyte Corporation (a)	5	362
Innoviva, Inc. (a)	12	206
Inogen, Inc. (a)	1	41
Insmed Inc. (a)	3	72
Inspire Medical Systems Inc. (a)	—	96
Insulet Corporation (a)	1	304
Integer Holdings Corporation (a)	3	248
Integra LifeSciences Holdings Corp. (a)	5	344
Intellia Therapeutics, Inc. (a)	3	344
Intra-Cellular Therapies, Inc. (a)	4	211
Intuitive Surgical, Inc. (a)	5	1,954
Invacare Corp. (a)	4	10
Ionis Pharmaceuticals Inc. (a)	5	158
Iovance Biotherapeutics Inc. (a)	4	74
IQVIA Inc. (a)	5	1,382
iRhythm Technologies Inc. (a)	1	63
Ironwood Pharmaceuticals, Inc. - Class A (a)	9	107
Jazz Pharmaceuticals Public Limited Company (a)	4	483
Johnson & Johnson	86	14,725
Karuna Therapeutics, Inc. (a)	1	115
Kodiak Sciences, Inc. (a)	1	84
Kura Oncology, Inc. (a)	3	36
Kymera Therapeutics, Inc. (a)	1	51
Laboratory Corporation of America Holdings (a)	5	1,718
Lannett Co. Inc. (a) (c)	3	5
Lantheus Holdings Inc. (a)	5	143
LeMaitre Vascular Inc.	2	80
Lensar, Inc. (a)	—	3
LHC Group, Inc. (a)	2	278
Ligand Pharmaceuticals Incorporated (a)	1	193
LivaNova PLC (a)	4	309
Lumos Pharma, Inc. (a)	—	1
MacroGenics Inc. (a)	3	51
Madrigal Pharmaceuticals Inc. (a)	—	41
Magellan Health Services Inc. (a)	3	318
Masimo Corp. (a)	2	574
McKesson Corporation	5	1,137
Mednax, Inc. (a)	7	185
Medpace Holdings, Inc. (a)	3	622
Medtronic Public Limited Company	23	2,403
Merck & Co., Inc.	75	5,745
Meridian Bioscience Inc. (a)	4	88
Merit Medical Systems Inc. (a)	4	221
Mettler-Toledo International Inc. (a)	1	1,607
Mirati Therapeutics, Inc. (a)	2	225
Moderna, Inc. (a)	10	2,456
ModivCare Inc. (a)	2	233
Molina Healthcare, Inc. (a)	3	972
Myriad Genetics, Inc. (a)	6	157
Natera, Inc. (a)	2	184
National Healthcare Corp.	2	133
National Research Corp.	1	29
Natus Medical Inc. (a)	3	70
Nektar Therapeutics (a)	6	81
Neogen Corp. (a)	7	303
Neogenomics Laboratories, Inc. (a)	3	108
Neurocrine Biosciences, Inc. (a)	2	198
Nevro Corp. (a)	1	55
Nextgen Healthcare Inc. (a)	7	131
Novavax, Inc. (a)	2	238
Novocure Limited (a)	1	96
NuVasive Inc. (a)	4	199
Omnicell, Inc. (a)	2	439
OPKO Health, Inc. (a)	34	165
Orasure Technologies, Inc. (a)	4	36
Organon & Co.	16	496
Orthofix Medical Inc. (a)	3	100
Otonomy, Inc. (a)	2	4
Owens & Minor Inc.	7	298
Pacira Biosciences, Inc. (a)	1	60
Patterson Cos. Inc.	8	244
PDL BioPharma, Inc. (a) (d)	6	20
Penumbra, Inc. (a)	1	249
PerkinElmer Inc.	6	1,235
Perrigo Company Public Limited Company	9	343
PetIQ, Inc. - Class A (a)	2	36
Pfizer Inc.	137	8,086
Phibro Animal Health Corporation - Class A	2	32
Premier Healthcare Solutions, Inc. - Class A	9	381
Prestige Consumer Healthcare Inc. (a)	5	318
Progyny, Inc. (a)	2	99
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Prothena Corporation Public Limited Company (a)	4	210
Psychemedics Corp.	1	4
Quest Diagnostics Incorporated	9	1,644
Quidel Corporation (a)	3	392
R1 RCM Inc. (a)	11	277
RadNet Inc. (a)	4	113
Regeneron Pharmaceuticals, Inc. (a)	3	1,679
Regenxbio Inc. (a)	3	112
Repligen Corporation (a)	2	464
ResMed Inc.	5	1,275
Rhythm Pharmaceuticals, Inc. (a)	1	5
Rocket Pharmaceuticals, Ltd. (a)	3	74
Sage Therapeutics Inc. (a)	1	56
Sangamo Therapeutics Inc. (a)	13	96
Sarepta Therapeutics, Inc. (a)	2	207
Schrodinger, Inc. (a)	1	33
Seagen Inc. (a)	2	385
SeaSpine Holdings Corporation (a)	1	8
Select Medical Holdings Corporation	13	383
Shockwave Medical, Inc. (a)	1	101
Spectrum Pharmaceuticals, Inc. (a)	3	4
Springworks Therapeutics, Inc. (a)	1	65
Staar Surgical Co. (a)	1	94
Steris Limited	4	882
Stryker Corporation	6	1,558
Supernus Pharmaceuticals Inc. (a)	5	133
Surgalign Holdings, Inc. (a)	4	3
SurModics Inc. (a)	1	69
Symbion, Inc. (a)	3	179
Syneos Health, Inc. - Class A (a)	7	742
Tandem Diabetes Care Inc. (a)	2	244
Taro Pharmaceutical Industries Ltd (a)	3	149
Teladoc Health, Inc. (a)	4	345
Teleflex Incorporated	2	536
Tenet Healthcare Corporation (a)	6	513
The Ensign Group, Inc.	5	395
The Pennant Group, Inc. (a)	3	62
Thermo Fisher Scientific Inc.	11	7,061
Travere Therapeutics, Inc. (a)	4	129
Triple-S Management Corp. - Class B (a)	2	77
Twist Bioscience Corporation (a)	1	42
U. S. Physical Therapy, Inc.	1	107
Ultragenyx Pharmaceutical Inc. (a)	3	213
United Therapeutics Corporation (a)	3	736
UnitedHealth Group Incorporated	24	12,124
Universal Health Services Inc. - Class B	6	762
Utah Medical Products Inc.	—	20
Vanda Pharmaceuticals Inc. (a)	5	75
Varex Imaging Corporation (a)	6	189
Veeva Systems Inc. - Class A (a)	2	522
Vertex Pharmaceuticals Incorporated (a)	6	1,407
Viatris, Inc.	45	604
Waters Corp. (a)	2	880
West Pharmaceutical Services Inc.	2	1,117
Xencor, Inc. (a)	4	173
Zimmer Biomet Holdings, Inc.	6	766
Zoetis Inc. - Class A	15	3,664
Zogenix, Inc. (a)	4	67
		189,455
Industrials 12.0%
3M Company	24	4,284
AAON, Inc.	3	238
AAR Corp. (a)	4	171
ABM Industries Incorporated	5	190
Acacia Research Corporation (a)	2	9
ACCO Brands Corporation	11	95
Acuity Brands, Inc.	2	516
ADT, Inc.	30	253
Advanced Drainage Systems, Inc.	7	908
AECOM	11	827
Aerojet Rocketdyne Holdings, Inc.	6	272
AeroVironment, Inc. (a)	1	86
AGCO Corporation	6	712
Air Lease Corporation - Class A	11	506
Air Transport Services Group, Inc. (a)	7	205
Alamo Group Inc.	1	119
Alaska Air Group, Inc. (a)	9	453
Albany International Corp. - Class A	2	181
Allegiant Travel Company (a)	1	106
Allegion Public Limited Company	6	796
Allied Motion Technologies Inc.	2	68
Allison Systems, Inc.	11	412
AMERCO	1	1,012
Ameresco, Inc. - Class A (a)	1	93
American Airlines Group Inc. (a)	29	516
American Woodmark Corporation (a)	1	78
AMETEK, Inc.	9	1,300
AO Smith Corp.	10	855
APi Group Corporation (a)	14	361
Apogee Enterprises, Inc.	4	169
Applied Industrial Technologies, Inc.	3	297
Arcbest Corporation	3	333
Arcosa, Inc.	4	201
Argan, Inc.	2	64
Armstrong Flooring, Inc. (a)	3	6
Armstrong World Industries, Inc.	3	376
ASGN Incorporated (a)	5	607
Astec Industries, Inc.	2	116
Astronics Corporation (a)	2	27
Astronics Corporation - Class B (a)	1	18
Atkore International Group Inc. (a)	4	487
Atlas Air Worldwide Holdings, Inc. (a)	3	266
Avis Budget Group, Inc. (a)	5	993
Axone Intelligence Inc. (a)	3	414
AZZ Inc.	3	144
Barnes Group Inc.	5	213
Barrett Business Services, Inc.	1	80
Beacon Roofing Supply, Inc. (a)	7	415
Boise Cascade Company	5	323
Brady Corp. - Class A	4	222
Brink's Co.	3	184
Builders FirstSource, Inc. (a)	14	1,242
BWXT Government Group, Inc.	7	329
C.H. Robinson Worldwide, Inc.	8	855
Canadian Pacific Railway Limited	13	902
Carlisle Cos. Inc.	4	1,074
Carrier Global Corporation	25	1,355
Casella Waste Systems Inc. - Class A (a)	3	248
Caterpillar Inc.	16	3,354
CBIZ Inc. (a)	5	189
Ceco Environmental Corp. (a)	3	20
Chart Industries, Inc. (a)	2	390
Cimpress Public Limited Company (a)	2	127
Cintas Corp.	3	1,429
CIRCOR International, Inc. (a)	2	44
Civeo Corporation (a)	1	13
Clarivate PLC (a)	10	228
Clean Harbors Inc. (a)	5	515
Colfax Corp. (a)	10	459
Columbus Mckinnon Corp.	2	111
Comfort Systems USA Inc.	3	262
Commercial Vehicle Group Inc. (a)	5	36
Construction Partners, Inc. - Class A (a)	3	101
Copart Inc. (a)	9	1,357
Cornerstone Building Brands, Inc. (a)	7	125
Costamare Inc.	8	101
CoStar Group, Inc. (a)	8	635
Covenant Transportation Group, Inc. - Class A (a)	2	59
CRA International, Inc.	1	100
Crane Co.	5	469
CSW Industrials Inc.	2	245
CSX Corp.	64	2,423
Cummins Inc.	8	1,733
Curtiss-Wright Corp.	3	416
Deere & Company	13	4,430
Delta Air Lines, Inc. (a)	25	970
Deluxe Corp.	5	150
Desktop Metal Operating, Inc. - Class A (a) (c)	3	14
Donaldson Co. Inc.	9	510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Douglas Dynamics, Inc.	3	110
Dover Corporation	7	1,203
Ducommun Inc. (a)	1	60
DXP Enterprises Inc. (a)	2	46
Dycom Industries, Inc. (a)	3	279
Eagle Bulk Shipping Inc.	—	16
Eaton Corporation Public Limited Company	10	1,648
Elance, Inc. (a)	2	81
EMCOR Group, Inc.	4	550
Emerson Electric Co.	18	1,657
Encore Wire Corp.	2	306
Enerpac Tool Group Corp. - Class A	5	99
EnerSys	3	256
Eneti Inc.	1	8
Ennis Inc.	3	63
EnPro Industries, Inc.	2	235
Equifax Inc.	5	1,350
ESCO Technologies Inc.	2	175
Evoqua Water Technologies Corp. (a)	6	264
Expeditors International of Washington Inc.	9	1,264
Exponent, Inc.	3	366
Fastenal Co.	27	1,732
Federal Signal Corporation	4	161
FedEx Corporation	8	2,197
Flowserve Corporation	9	273
Fluor Corp. (a)	8	191
Forrester Research Inc. (a)	2	99
Fortive Corporation	12	929
Fortune Brands Home & Security, Inc.	9	912
Forward Air Corp.	2	290
Franklin Covey Co. (a)	1	51
Franklin Electric Co. Inc.	4	337
FTI Consulting Inc. (a)	3	455
FuelCell Energy, Inc. (a) (c)	13	66
Gates Industrial Corporation PLC (a)	3	40
GATX Corporation	3	295
Genco Shipping & Trading Limited	1	12
Gencor Industries Inc. (a)	1	6
Generac Holdings Inc. (a)	3	896
General Dynamics Corporation	6	1,185
General Electric Company	19	1,808
Gibraltar Industries Inc. (a)	2	107
Global Industrial Company	3	131
GMS Inc. (a)	4	258
Gorman-Rupp Co.	2	108
Graco Inc.	11	887
GrafTech International Ltd.	12	145
Graham Corp.	—	5
Granite Construction Incorporated	5	202
Great Lakes Dredge & Dock Corp. (a)	7	115
Greenbrier Cos. Inc.	3	133
Griffon Corporation	5	136
GXO Logistics Inc. (a)	8	766
H&E Equipment Services, Inc.	3	155
Harsco Corporation (a)	8	129
Hawaiian Holdings, Inc. (a)	5	96
Heartland Express Inc.	9	158
HEICO Corp.	1	200
HEICO Corp. - Class A	3	361
Heidrick & Struggles International Inc.	2	95
Helios Technologies, Inc.	2	228
Herc Holdings Inc.	4	570
Heritage-Crystal Clean, LLC (a)	1	32
Herman Miller Inc.	8	318
Hexcel Corp. (a)	6	291
Hill International Inc. (a)	4	8
Hillenbrand Inc.	5	283
HNI Corp.	4	164
Honeywell International Inc.	18	3,680
Howmet Aerospace Inc.	17	533
HUB Group Inc. - Class A (a)	3	260
Hubbell Inc.	4	884
Hudson Global, Inc. (a)	—	2
Huntington Ingalls Industries Inc.	4	683
Hurco Cos. Inc.	—	9
Huron Consulting Group Inc. (a)	2	112
Hyster-Yale Materials Handling Inc. - Class A	1	46
IAA Spinco Inc. (a)	8	419
ICF International, Inc.	2	211
IDEX Corporation	3	732
IES Holdings, Inc. (a)	2	105
IHS Markit Ltd.	9	1,130
Illinois Tool Works Inc.	10	2,386
Ingersoll Rand Inc.	17	1,035
Insperity, Inc.	2	259
Insteel Industries, Inc.	2	83
Interface Inc. - Class A	8	132
ITT Industries Holdings, Inc.	7	720
Jacobs Engineering Group Inc.	5	675
JB Hunt Transport Services Inc.	7	1,419
JELD-WEN Holding, Inc. (a)	9	225
JetBlue Airways Corporation (a)	28	392
John Bean Technologies Corp.	2	361
Johnson Controls International Public Limited Company	13	1,052
Kadant Inc.	1	242
Kaman Corp.	3	122
KAR Auction Services, Inc. (a)	12	185
Kelly Services Inc. - Class A	4	60
Kennametal Inc.	8	289
Kforce Inc.	3	202
Kimball International Inc. - Class B	4	44
Kirby Corp. (a)	5	273
Knight-Swift Transportation Holdings Inc. - Class A	13	818
Korn Ferry	5	395
Kratos Defense & Security Solutions, Inc. (a)	8	146
L3Harris Technologies, Inc.	6	1,185
Landstar System Inc.	3	598
Lawson Products Inc. (a)	—	25
LB Foster Co. (a)	1	14
Lennox International Inc.	2	751
Lincoln Electric Holdings Inc.	4	606
Lindsay Corp.	1	119
Lockheed Martin Corporation	9	3,275
LSI Industries Inc.	1	8
Macquarie Infrastructure Corporation	5	18
Manitowoc Co. Inc. (a)	4	67
ManpowerGroup Inc.	5	535
Marten Transport Ltd.	11	184
Masco Corporation	8	537
Masonite International Corporation (a)	2	283
MasTec Inc. (a)	8	736
Matson Intermodal - Paragon, Inc.	5	441
Matthews International Corp. - Class A	3	125
Maxar Technologies Inc.	5	151
McGrath RentCorp	2	170
Mercury Systems Inc. (a)	3	167
Meritor, Inc. (a)	9	211
Middleby Corp. (a)	4	760
Miller Industries Inc.	1	42
Mistras Group, Inc. (a)	3	19
Moog Inc. - Class A	3	221
MRC Global Inc. (a)	10	66
MSA Safety Inc.	2	300
MSC Industrial Direct Co. - Class A	4	338
Mueller Industries Inc.	5	320
Mueller Water Products Inc. - Class A	10	148
MYR Group Inc. (a)	2	175
National Presto Industries Inc.	1	51
Nielsen Holdings plc	31	637
NL Industries Inc.	1	7
NN Inc. (a)	3	12
Nordson Corp.	2	504
Norfolk Southern Corporation	8	2,275
Northrop Grumman Systems Corp.	5	1,788
Northwest Pipe Co. (a)	1	32
Now, Inc. (a)	13	113
NV5 Global, Inc. (a)	1	189
Nvent Electric Public Limited Company	13	484
Old Dominion Freight Line Inc.	5	1,866

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Orion Group Holdings, Inc. (a)	2	6
Oshkosh Corp.	5	610
Otis Worldwide Corporation	13	1,116
Owens Corning Inc.	9	770
PACCAR Inc.	15	1,309
PAM Transportation Services Inc. (a)	1	42
Parker-Hannifin Corporation	6	2,042
Park-Ohio Holdings Corp.	1	27
Parsons Corporation (a)	6	196
Patrick Industries, Inc.	3	209
Pentair Public Limited Company	13	918
PGT Innovations, Inc. (a)	6	129
Pitney Bowes Inc.	16	103
Plug Power Inc. (a)	9	265
Powell Industries Inc.	1	31
Preformed Line Products Co.	—	12
Primoris Services Corporation	6	136
Proto Labs Inc. (a)	2	91
Quad/Graphics Inc. - Class A (a)	4	18
Quanex Building Products Corp.	4	89
Quanta Services, Inc.	6	731
Radiant Logistics, Inc. (a)	3	25
Raytheon BBN Technologies Corp.	37	3,167
RBC Bearings Incorporated (a)	1	290
Regal-Beloit Corp.	6	949
Republic Services Inc.	12	1,717
Resideo Technologies, Inc. (a)	13	341
Resources Connection, Inc.	4	78
REV Group Inc.	7	92
Robert Half International Inc.	10	1,119
Rockwell Automation Inc.	5	1,636
Rollins Inc.	14	464
Roper Technologies, Inc.	2	891
Rush Enterprises Inc. - Class A	3	188
Ryder System, Inc.	6	503
Saia, Inc. (a)	3	888
Schneider National, Inc. - Class B	3	92
Sensata Technologies Holding PLC (a)	12	738
Shyft Group, Inc.	3	139
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	3	426
SiteOne Landscape Supply, Inc. (a)	2	602
SkyWest Inc. (a)	5	194
Snap-On Inc.	4	892
Southwest Airlines Co. (a)	20	844
SP Plus Corporation (a)	2	59
Spirit Aerosystems Holdings Inc. - Class A	5	211
Spirit Airlines, Inc. (a)	9	199
SPX Corp. (a)	4	254
SPX Flow, Inc.	4	345
Standex International Corp.	1	113
Stanley Black & Decker, Inc.	6	1,191
Steelcase Inc. - Class A	9	108
Stericycle Inc. (a)	6	370
Sterling Construction Co. Inc. (a)	3	71
SunRun Inc. (a)	15	514
Team, Inc. (a)	3	3
Teledyne Technologies Inc. (a)	2	742
Tennant Co.	2	134
Terex Corp.	5	230
Tetra Tech, Inc.	4	692
Textainer Group Holdings Limited	5	183
Textron Inc.	11	842
The Boeing Company (a)	13	2,552
Thermon Group Holdings, Inc. (a)	3	45
Timken Co.	8	536
Titan International, Inc. (a)	6	67
Titan Machinery Inc. (a)	1	43
Toro Co.	7	656
TPI Composites, Inc. (a)	2	28
Trane Technologies Public Limited Company	6	1,230
TransDigm Group Inc. (a)	2	1,112
TransUnion	8	904
Trex Company, Inc. (a)	8	1,029
TriMas Corp.	5	170
TriNet Group Inc. (a)	6	534
Trinity Industries Inc.	9	258
Triton Container International Limited	7	433
TrueBlue, Inc. (a)	6	160
Tutor Perini Corp. (a)	8	96
Twin Disc Inc. (a)	1	13
Uber Technologies, Inc. (a)	11	475
UFP Industries, Inc.	5	448
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	207
Union Pacific Corporation	27	6,878
United Airlines Holdings, Inc. (a)	10	457
United Parcel Service Inc. - Class B	22	4,687
United Rentals Inc. (a)	6	1,904
Univar Solutions Inc. (a)	14	391
Universal Logistics Holdings, Inc.	2	43
US Ecology Parent, Inc. (a)	3	89
USA Truck Inc. (a)	1	22
Valmont Industries Inc.	2	418
Vectrus, Inc. (a)	1	58
Verisk Analytics, Inc.	7	1,545
Veritiv Corp. (a)	2	205
Viad Corp (a)	2	92
Vicor Corp. (a)	1	178
Vidler Water Resources, Inc. (a)	3	40
VSE Corp.	1	73
W. W. Grainger, Inc.	2	1,251
Wabash National Corp.	7	144
Wabtec Corp.	7	668
Waste Management, Inc.	14	2,303
Watsco Inc.	2	701
Watts Water Technologies Inc. - Class A	2	418
Welbilt Inc. (a)	9	216
Werner Enterprises Inc.	7	341
WESCO International, Inc. (a)	5	686
Willdan Group, Inc. (a)	1	34
WillScot Mobile Mini Holdings Corp. - Class A (a)	21	875
Woodward Governor Co.	4	482
XPO Logistics, Inc. (a)	8	653
Xylem Inc.	6	732
Yellow Corp. (a)	4	47
Zurn Water Solutions Corporation	12	431
		186,969
Communication Services 8.2%
Activision Blizzard, Inc.	19	1,240
Alphabet Inc. - Class A (a)	7	21,334
Alphabet Inc. - Class C (a)	7	20,715
Altice USA, Inc. - Class A (a)	13	217
AMC Networks, Inc. - Class A (a)	4	149
ANGI Homeservices Inc. - Class A (a)	7	68
Anterix Inc. (a)	1	88
AT&T Inc.	240	5,910
ATN International Limited	3	103
Audacy, Inc. - Class A (a)	15	39
Azek Company Inc - Class A (a)	4	206
Bandwidth Inc. - Class A (a)	1	55
Booking Holdings Inc. (a)	—	948
Cable One, Inc.	—	686
Cargurus Inc. - Class A (a)	3	103
Cars.com Inc. (a)	9	146
Charter Communications, Inc. - Class A (a)	4	2,862
Cinemark Holdings, Inc. (a)	3	45
Cogent Communications Group, Inc.	3	246
Comcast Corporation - Class A	122	6,158
comScore, Inc. (a)	7	23
Consolidated Communications Holdings Inc. (a)	13	98
DallasNews Corporation - Series A	1	5
DHI Group, Inc. (a)	—	1
Discovery, Inc. - Series A (a)	7	170
Discovery, Inc. - Series C (a)	15	332
Dish Network Corporation - Class A (a)	14	457
Electronic Arts Inc.	7	953
Emerald Holding, Inc. (a)	3	12
Entravision Communications Corporation - Class A	6	37

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
EW Scripps Co. - Class A (a)	8	150
Expedia Group, Inc. (a)	2	329
Facebook, Inc. - Class A (a)	60	20,238
Fox Corporation - Class A	15	538
Fox Corporation - Class B	11	382
Gannett Media Corp. (a)	17	90
Gray Television, Inc.	11	230
IDT Corp. - Class B (a)	3	123
iHeartMedia, Inc. - Class A (a)	8	177
IMAX Corporation (a)	6	112
Interpublic Group of Cos. Inc.	30	1,108
Iridium Communications Inc. (a)	11	441
John Wiley & Sons Inc. - Class A	4	203
John Wiley & Sons Inc. - Class B	—	6
Liberty Braves Group - Series A (a)	—	10
Liberty Braves Group - Series C (a)	3	80
Liberty Broadband Corp. - Series A (a)	1	195
Liberty Broadband Corp. - Series C (a)	6	923
Liberty Latin America Ltd. - Class C (a)	13	144
Liberty Media Corporation - Series A (a)	1	53
Liberty Media Corporation - Series C (a)	14	906
Liberty SiriusXM Group - Series A (a)	4	190
Liberty SiriusXM Group - Series C (a)	7	376
Lions Gate Entertainment Corp. - Class A (a)	5	75
Lions Gate Entertainment Corp. - Class B (a)	8	130
Live Nation Entertainment, Inc. (a)	8	972
Loyalty Ventures Inc. (a)	2	57
Lumen Technologies Inc.	98	1,226
Lyft, Inc. - Class A (a)	6	277
Madison Square Garden Entertainment Corp. - Class A (a)	2	156
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (c)	3	61
Match Group Holdings II, LLC (a)	7	957
National CineMedia, Inc.	5	15
Netflix, Inc. (a)	10	6,031
New York Times Co. - Class A	12	565
News Corporation - Class A	18	395
News Corporation - Class B	11	244
Nexstar Media Group, Inc. - Class A	5	744
Omnicom Group Inc.	16	1,174
Pinterest, Inc. - Class A (a)	6	218
QuinStreet, Inc. (a)	2	43
Reading International Inc. - Class A (a)	2	7
Roblox Corporation - Class A (a)	1	90
Roku Inc. - Class A (a)	1	243
Scholastic Corp.	3	140
Shenandoah Telecommunications Company	3	71
Sirius XM Holdings Inc. (c)	53	337
Snap Inc. - Class A (a)	8	396
Spok Holdings, Inc.	2	19
Take-Two Interactive Software Inc. (a)	4	773
TechTarget, Inc. (a)	1	133
TEGNA Inc.	23	425
Telephone & Data Systems Inc.	9	189
Telesat Corporation - Class A (a)	1	25
T-Mobile USA, Inc. (a)	21	2,476
Townsquare Media Inc. - Class A (a)	2	21
Travelzoo (a)	1	10
TripAdvisor Inc. (a)	7	185
Truecar, Inc. (a)	12	42
Twitter, Inc. (a)	12	537
US Cellular Corp. (a)	2	75
Verizon Communications Inc.	211	10,979
ViacomCBS Inc. - Class A	1	33
ViacomCBS Inc. - Class B	25	750
Vonage Holdings Corp. (a)	11	224
Walt Disney Co.	31	4,774
Warner Music Group Corp. - Class A	2	80
World Wrestling Entertainment, Inc. - Class A	3	132
Yelp Inc. (a)	5	175
Zedge, Inc. - Class B (a)	1	6
Zillow Group, Inc. - Class A (a)	2	141
Zillow Group, Inc. - Class C (a)	5	312
Zynga Inc. - Class A (a)	68	434
		127,984
Consumer Staples 6.2%
Albertsons Companies, Inc. - Class A	3	84
Alico, Inc.	1	30
Altria Group, Inc.	42	2,009
Archer-Daniels-Midland Company	22	1,487
B&G Foods, Inc.	7	225
BJ's Wholesale Club Holdings, Inc. (a)	9	581
Boston Beer Co. Inc. - Class A (a)	1	280
Brown-Forman Corp. - Class A	3	214
Brown-Forman Corp. - Class B	10	749
Bunge Limited	12	1,139
Calavo Growers Inc.	2	70
Cal-Maine Foods Inc.	5	167
Campbell Soup Company	21	911
Casey's General Stores Inc.	3	675
Celsius Holdings, Inc. (a)	1	108
Central Garden & Pet Co. (a)	1	60
Central Garden & Pet Co. - Class A (a)	4	194
Church & Dwight Co. Inc.	10	1,018
Coca-Cola Consolidated Inc.	1	415
Colgate-Palmolive Co.	19	1,628
ConAgra Brands Inc.	21	719
Constellation Brands, Inc. - Class A	3	747
Costco Wholesale Corporation	12	6,722
Coty Inc. - Class A (a)	54	572
Darling Ingredients Inc. (a)	16	1,086
Del Monte Fresh Produce Company	5	151
Dollar General Corporation	9	2,181
E.L.F. Beauty, Inc. (a)	4	130
Edgewell Personal Care Colombia S A S	4	171
Energizer Holdings, Inc.	4	178
Estee Lauder Cos. Inc. - Class A	6	2,052
Farmer Bros. Co. (a)	2	12
Flowers Foods Inc.	15	425
Freshpet Inc. (a)	1	74
General Mills, Inc.	28	1,913
Grocery Outlet Holding Corp. (a)	2	54
Hain Celestial Group Inc. (a)	6	263
Herbalife Nutrition Ltd. (a)	8	340
Hershey Co.	7	1,266
Hormel Foods Corp.	14	665
Hostess Brands, Inc. - Class A (a)	14	283
Ingles Markets Inc. - Class A	2	158
Ingredion Inc.	6	577
Inter Parfums Inc.	3	283
J&J Snack Foods Corp.	1	211
JM Smucker Co.	4	591
John B. Sanfilippo & Son Inc.	1	78
Kellogg Co.	17	1,102
Keurig Dr Pepper Inc.	18	680
Kimberly-Clark Corporation	8	1,173
Kraft Heinz Foods Company	18	655
Lamb Weston Holdings Inc.	7	430
Lancaster Colony Corp.	2	361
Landec Corp. (a)	3	30
Limoneira Co.	1	16
McCormick & Co. Inc.	10	939
McCormick & Company, Incorporated	1	58
MGPI Processing, Inc.	2	160
Molson Coors Beverage Company - Class B	11	514
Mondelez International, Inc. - Class A	28	1,879
Monster Beverage 1990 Corporation (a)	7	660
National Beverage Corp.	4	199
Natural Grocers By Vitamin Cottage, Inc.	2	30
Natural Health Trends Corp.	—	1
Nature's Sunshine Products Inc.	1	14
Nu Skin Enterprises, Inc. - Class A	5	240
Oil-Dri Corp. of America	—	13
PepsiCo, Inc.	52	9,095
Performance Food Group, Inc. (a)	11	518
Philip Morris International Inc.	37	3,495
Pilgrim's Pride Corporation (a)	14	381

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Post Holdings, Inc. (a)	7	779
PriceSmart Inc.	2	168
Procter & Gamble Co.	65	10,691
Rite Aid Corporation (a)	5	68
Sanderson Farms Inc.	2	341
Seaboard Corp.	—	63
Seneca Foods Corp. - Class A (a)	1	33
SpartanNash Co.	6	143
Spectrum Brands Legacy, Inc.	3	295
Sprouts Farmers Market, Inc. (a)	9	275
Sysco Corp.	18	1,425
Target Corporation	20	4,708
The Andersons, Inc.	3	126
The Chefs' Warehouse, Inc. (a)	3	84
The Clorox Company	5	894
The Coca-Cola Company	111	6,575
The Kroger Co.	54	2,445
The Simply Good Foods Company (a)	7	284
Tootsie Roll Industries Inc.	3	119
Treehouse Foods, Inc. (a)	5	197
Tyson Foods Inc. - Class A	14	1,206
United Natural Foods Inc. (a)	6	284
Universal Corp.	3	148
US Foods Holding Corp. (a)	16	543
USANA Health Sciences, Inc. (a)	2	186
Vector Group Ltd.	11	126
Village Super Market Inc. - Class A	1	23
Walgreens Boots Alliance, Inc.	31	1,612
Walmart Inc.	47	6,756
WD-40 Co.	1	162
Weis Markets Inc.	2	133
		97,481
Materials 4.2%
AdvanSix Inc.	4	203
Air Products and Chemicals, Inc.	6	1,704
Albemarle Corporation	4	962
Alcoa Corporation	16	932
Allegheny Technologies Incorporated (a)	11	172
Amcor Plc	77	923
American Vanguard Corporation	4	58
Ampco-Pittsburgh Corporation (a)	1	4
AptarGroup, Inc.	5	552
Arconic Corporation (a)	10	344
Ashland Global Holdings Inc.	4	471
Avery Dennison Corporation	5	1,076
Avient Corporation	7	381
Axalta Coating Systems Ltd. (a)	24	787
Balchem Corporation	2	404
Ball Corporation	16	1,554
Berry Global Group, Inc. (a)	13	962
Cabot Corp.	5	280
Carpenter Technology Corp.	5	149
Celanese Corp. - Class A	6	975
Century Aluminum Co. (a)	8	141
CF Industries Holdings Inc.	11	800
Chase Corporation	1	92
Clearwater Paper Corporation (a)	2	73
Cleveland-Cliffs Inc. (a)	11	230
Coeur d'Alene Mines Corp. (a)	17	87
Commercial Metals Co.	12	421
Compass Minerals International, Inc.	3	170
Core Molding Technologies Inc. (a)	1	7
Corteva, Inc.	28	1,328
Crown Holdings Inc.	8	893
Dow Inc.	46	2,627
DuPont de Nemours, Inc.	15	1,180
Eagle Materials Inc.	3	554
Eastman Chemical Co.	5	634
Ecolab Inc.	7	1,551
Element Solutions, Inc.	22	523
Ferro Corporation (a)	7	155
Ferroglobe PLC (a)	13	82
Ferroglobe Rep and Warranty Insurance Trust (a) (d)	10	—
Flotek Industries Inc. (a)	1	2
FMC Corporation	7	725
Forterra, Inc. (a)	4	94
Fortitude Gold Corporation	1	8
Freeport-McMoRan Inc.	44	1,833
FutureFuel Corp.	4	28
GCP Applied Technologies Inc. (a)	4	140
Glatfelter Corporation	4	77
Gold Resource Corporation	4	7
Graphic Packaging Holding Company	29	562
Greif Inc. - Class A	3	188
Greif Inc. - Class B	1	63
H.B. Fuller Company	4	337
Hawkins Inc.	2	76
Haynes International Inc.	2	62
Hecla Mining Co.	43	225
Huntsman Corp.	22	780
Ingevity Corporation (a)	4	280
Innospec Inc.	2	195
International Flavors & Fragrances Inc.	10	1,448
International Paper Company	19	904
Intrepid Potash, Inc. (a)	2	88
Kaiser Aluminum Corporation	1	103
Koppers Holdings Inc. (a)	2	73
Kraton Corporation (a)	4	203
Kronos Worldwide, Inc.	9	135
Linde Public Limited Company	11	3,756
Livent Corporation (a)	7	162
Louisiana-Pacific Corp.	8	665
LSB Industries Inc. (a)	4	39
LyondellBasell Industries N.V. - Class A	23	2,115
Martin Marietta Materials Inc.	3	1,147
Materion Corp.	2	187
Mercer International Inc.	11	132
Minerals Technologies Inc.	3	235
MOS Holdings Inc.	21	813
Myers Industries Inc.	3	69
Neenah Inc.	2	80
NewMarket Corp.	1	356
Newmont Corporation	24	1,488
Nucor Corporation	18	2,043
O-I Glass, Inc. (a)	14	169
Olin Corporation	17	957
Olympic Steel, Inc.	1	25
Packaging Corporation of America	7	934
Park Aerospace Technologies Corp.	2	28
PPG Industries, Inc.	10	1,749
PQ Group Holdings Inc.	4	42
Quaker Chemical Corp.	1	234
Rayonier Advanced Materials Inc. (a)	11	65
Reliance Steel & Aluminum Co.	5	788
Resolute Forest Products Inc.	8	129
Royal Gold Inc.	2	253
RPM International Inc.	9	895
Ryerson Holding Corp.	3	68
Schnitzer Steel Industries Inc. - Class A	3	138
Schweitzer-Mauduit International Inc.	3	81
Scotts Miracle-Gro Co.	4	637
Sealed Air Corporation	7	480
Sensient Technologies Corporation	3	330
Sherwin-Williams Co.	8	2,789
Silgan Holdings Inc.	13	541
Sonoco Products Co.	10	554
Southern Copper Corporation	4	259
Steel Dynamics Inc.	21	1,295
Stepan Co.	2	281
Summit Materials, Inc. - Class A (a)	10	388
SunCoke Energy, Inc.	8	52
Sylvamo Corporation (a)	2	49
The Chemours Company	15	505
TimkenSteel Corp. (a)	4	74
Trecora Resources (a)	2	15
Tredegar Corp.	3	33
Trinseo Public Limited Company	5	239
Tronox Holdings PLC	10	241
UFP Technologies Inc. (a)	—	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
United States Lime & Minerals Inc.	—	65
United States Steel Corporation	17	409
Universal Stainless & Alloy Products Inc. (a)	1	6
Valvoline, Inc.	10	381
Verso Corporation - Class A	4	97
Vulcan Materials Co.	6	1,143
Warrior Met Coal, Inc.	7	188
Westlake Chemical Corporation	6	594
Westrock Company, Inc.	11	493
Worthington Industries Inc.	4	213
		65,291
Energy 3.3%
Adams Resources & Energy, Inc.	—	7
Antero Midstream Corporation	36	350
Antero Resources Corporation (a)	25	431
Apa Corp.	22	593
Arch Resources, Inc. - Class A	3	256
Archrock, Inc.	13	100
Baker Hughes, a GE Company, LLC - Class A	29	690
Berry Corporation (Bry)	5	45
Bristow Group Inc. (a)	1	17
Cactus Inc. - Class A	4	146
California Resources Corporation	2	85
Callon Petroleum Company (a)	6	279
Centennial Resource Development, LLC - Class A (a)	20	119
ChampionX Corporation (a)	18	359
Cheniere Energy, Inc.	8	774
Chesapeake Energy Corporation	3	185
Chevron Corporation	50	5,866
Civitas Resources, Inc.	1	46
Clean Energy Fuels Corp. (a)	22	137
CNX Resources Corporation (a)	19	257
Comstock Resources, Inc. (a)	18	148
ConocoPhillips	51	3,671
CONSOL Mining Corporation (a)	5	106
Continental Resources Inc.	14	623
Core Laboratories N.V.	4	90
Coterra Energy Inc	70	1,336
CVR Energy, Inc.	9	146
Dawson Geophysical Co. (a)	3	6
Delek US Holdings, Inc. (a)	8	127
Denbury Inc. (a)	4	290
Devon Energy Corporation	35	1,560
DHT Holdings, Inc.	22	116
Diamondback Energy, Inc.	7	748
DMC Global Inc. (a)	2	88
Dorian LPG Ltd.	3	37
Dril-Quip Inc. (a)	4	80
DT Midstream, Inc.	3	151
Enlink Midstream, LLC	30	204
EOG Resources, Inc.	22	1,932
EQT Corporation (a)	20	440
Equitrans Midstream Corp.	23	237
Evolution Petroleum Corporation	3	14
Expro Group Holdings N.V. (a)	4	52
Exterran Trinidad LLC (a)	5	15
Exxon Mobil Corporation	116	7,117
Forum Energy Technologies, Inc. (a)	1	9
Geospace Technologies Corporation (a)	1	5
Green Plains Renewable Energy Inc. (a)	4	138
Gulf Island Fabrication Inc. (a)	1	4
Halliburton Company	36	832
Helix Energy Solutions Group, Inc. (a)	22	68
Helmerich & Payne Inc.	8	194
Hess Corporation	16	1,206
HollyFrontier Corp.	15	485
International Seaways, Inc.	2	29
Kinder Morgan, Inc.	60	945
Kosmos Energy Ltd. (a)	42	144
Laredo Petroleum, Inc. (a)	1	78
Liberty Oilfield Services Inc. - Class A (a)	9	88
Magnolia Oil & Gas Corp. - Class A	11	213
Mammoth Energy Services, Inc. (a)	2	4
Marathon Oil Corporation	56	913
Marathon Petroleum Corporation	24	1,515
Matador Resources Co.	9	325
Matrix Service Co. (a)	3	24
Murphy Oil Corporation	12	314
Nabors Industries Ltd (a)	1	70
NACCO Industries Inc. - Class A	—	18
Natural Gas Services Group, Inc. (a)	2	17
Newpark Resources Inc. (a)	10	31
NexTier Oilfield Solutions Inc. (a)	28	98
NOV Inc.	29	398
Oasis Petroleum Inc.	1	117
Occidental Petroleum Corporation	71	2,045
Oceaneering International, Inc. (a)	12	131
Oil States International Inc. (a)	6	29
ONEOK, Inc.	20	1,155
Ovintiv Canada ULC	5	154
Par Pacific Holdings, Inc. (a)	7	116
Patterson-UTI Energy Inc.	17	143
PBF Energy Inc. - Class A (a)	12	155
PDC Energy, Inc.	10	481
Peabody Energy Corp. (a)	12	121
Phillips 66	15	1,079
Phx Minerals Inc. - Class A	2	3
Pioneer Natural Resources Co.	6	1,011
Propetro Holding Corp. (a)	11	89
Range Resources Corporation (a)	16	291
Ranger Oil Corporation - Class A (a)	—	7
Reg Biofuels, LLC (a)	4	151
REX Stores Corp. (a)	—	16
RPC Inc. (a)	13	57
Schlumberger Ltd.	39	1,173
Scorpio Tankers Inc.	6	80
SEACOR Marine Holdings Inc. (a)	2	6
Select Energy Services, Inc. - Class A (a)	12	73
SFL Corporation Ltd.	16	127
SM Energy Company	13	393
Southwestern Energy Co. (a)	55	256
Talos Energy Inc. (a)	7	72
Targa Resources Corp.	20	1,027
TechnipFMC PLC	27	162
Teekay Shipping (Canada) Ltd. (a)	7	23
Teekay Tankers Ltd. - Class A (a)	—	5
TETRA Technologies, Inc. (a)	8	22
Texas Pacific Land Corporation	—	189
The Williams Companies, Inc.	44	1,140
Tidewater Inc. (a)	3	32
Transocean Ltd. (a) (b)	35	98
U.S. Silica Holdings, Inc. (a)	12	115
Valero Energy Corporation	16	1,186
Weatherford International Public Limited Company (a)	1	19
Whiting Petroleum Corporation (a)	2	99
World Fuel Services Corp.	5	138
		52,027
Utilities 2.4%
ALLETE, Inc.	3	226
Alliant Energy Corporation	9	577
Ameren Corporation	8	680
American Electric Power Company, Inc.	12	1,089
American States Water Company	2	188
American Water Works Company, Inc.	5	979
Artesian Resources Corporation - Class A	1	43
Atlantica Yield PLC	6	218
Atmos Energy Corporation	5	574
AVANGRID, Inc.	4	202
Avista Corporation	3	139
Black Hills Corporation	4	307
Brookfield Renewable Corporation - Class A	9	343
California Water Service Group	3	221
CenterPoint Energy, Inc.	19	534
Chesapeake Utilities Corporation	1	128
Clearway Energy, Inc. - Class A	4	121
Clearway Energy, Inc. - Class C	6	225
CMS Energy Corp.	9	606
Consolidated Edison, Inc.	9	745

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Consolidated Water Co. Ltd.	2	20
Dominion Energy, Inc.	20	1,540
DTE Energy Company	6	752
Duke Energy Corporation	18	1,844
Edison International	9	603
Entergy Corporation	7	746
Essential Utilities, Inc.	11	614
Evergy, Inc.	8	538
Eversource Energy	9	853
Exelon Corporation	23	1,302
FirstEnergy Corp.	18	744
Genie Energy Ltd. - Class B (a)	2	11
Hawaiian Electric Industries Inc.	6	249
IDACORP Inc.	4	443
MDU Resources Group Inc.	19	582
MGE Energy, Inc.	3	216
Middlesex Water Co.	2	186
National Fuel Gas Company	6	386
New Jersey Resources Corp.	8	343
NextEra Energy, Inc.	45	4,190
NiSource Inc.	18	505
Northwest Natural Holding Company	2	102
NorthWestern Corp.	4	202
NRG Energy, Inc.	22	938
OGE Energy Corp.	13	481
One Gas, Inc.	4	284
Ormat Technologies Inc.	4	346
Otter Tail Corp.	2	159
Pacific Gas And Electric Company (a)	31	377
Pinnacle West Capital Corp.	6	446
PNM Resources, Inc.	7	333
Portland General Electric Co.	5	284
PPL Corporation	18	543
Public Service Enterprise Group Inc.	14	908
Sempra Energy	6	820
SJW Corp.	2	132
South Jersey Industries Inc.	8	205
Southwest Gas Corp.	4	262
Spire, Inc.	3	205
Sunnova Energy International Inc. (a)	3	94
The AES Corporation	20	494
The Southern Company	25	1,683
UGI Corp.	9	430
Unitil Corp.	1	64
Via Renewables, Inc. - Class A	1	16
Vistra Energy Corp.	35	800
WEC Energy Group Inc.	9	884
Xcel Energy Inc.	14	943
York Water Co.	1	73
		37,320
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	13	1,444
CTO Realty Growth, Inc.	1	33
Cushman & Wakefield PLC (a)	17	371
Douglas Elliman Inc. (a)	5	63
Dwight A. Walker Real Estate, Inc. - Class A	3	91
eXp World Holdings, Inc.	2	74
Florida Rock Properties, Inc. (a)	1	31
Forestar Group Inc. (a)	—	9
Jones Lang LaSalle Incorporated (a)	4	1,114
Kennedy-Wilson Holdings Inc.	13	316
Marcus & Millichap Inc. (a)	2	123
Newmark Group, Inc. - Class A	16	298
Rafael Holdings, Inc. - Class B (a)	1	7
Realogy Holdings Corp. (a)	13	221
Redfin Corporation (a)	3	116
St. Joe Co.	6	301
Stratus Properties Inc. (a)	—	16
Tejon Ranch Co. (a)	3	59
The Howard Hughes Corporation (a)	3	327
The RMR Group Inc. - Class A	2	66
		5,080
Total Common Stocks (cost $836,221)		1,562,069
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (e)	2	63
Total Preferred Stocks (cost $54)		63
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	8	12
Dyax Corp. (a) (d)	2	—
Elanco Animal Health (a) (d)	2	—
ZAGG Inc (a) (d)	4	—
Total Rights (cost $0)		12
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (f) (g)	2,782	2,782
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.03% (f) (g)	992	992
Total Short Term Investments (cost $3,774)		3,774
Total Investments 100.0% (cost $840,049)		1,565,918
Other Assets and Liabilities, Net 0.0%		30
Total Net Assets 100.0%		1,565,948

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	11/28/16	610	1,371	0.1
Transocean Ltd.	07/07/15	415	98	—
		1,025	1,469	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,562,049	—	20	1,562,069
Preferred Stocks	63	—	—	63
Rights	—	—	12	12
Short Term Investments	3,774	—	—	3,774
	1,565,886	—	32	1,565,918

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.9%
Financials 19.1%
1st Constitution Bancorp	2	58
1st Security Bank of Washington	2	73
1st Source Corporation	5	225
ACNB Corporation	1	34
Affiliated Managers Group, Inc.	7	1,172
Alerus Financial Corporation	4	131
Allegiance Bancshares, Inc.	5	203
Amalgamated Financial Corp.	6	103
A-Mark Precious Metals, Inc.	3	173
Ambac Financial Group, Inc. (a)	11	172
Amerant Bancorp Inc. - Class A (a)	7	249
American Equity Investment Life Holding Company	15	587
American National Bankshares Inc.	3	102
American National Group, Inc.	4	840
Ameris Bancorp	13	647
Amerisafe, Inc.	4	236
Ames National Corporation	2	47
Argo Group International Holdings, Ltd.	5	301
Arrow Financial Corporation	4	146
Artisan Partners Asset Management Inc. - Class A	10	488
Assetmark Financial Holdings, Inc. (a)	8	222
Associated Banc-Corp	23	529
Associated Capital Group Inc. - Class A	1	26
Assured Guaranty Ltd.	11	531
Atlantic Capital Bancshares, Inc. (a)	5	138
Atlantic Union Bank	12	441
Atlanticus Holdings Corporation (a)	4	291
AXIS Capital Holdings Limited	13	704
Axos Financial, Inc. (a)	11	613
B. Riley & Co., LLC	5	468
Banc of California, Inc.	9	171
BancFirst Corporation	5	336
Bank First National	—	34
Bank of Hawaii Corporation	6	502
Bank of Marin Bancorp	4	133
Bank of N.T. Butterfield & Son Limited (The)	10	387
Bank of Princeton, The	1	33
Bank OZK	20	935
BankFinancial Corporation	3	28
BankUnited, Inc.	16	664
Bankwell Financial Group, Inc.	2	63
Banner Corporation	5	317
Bar Harbor Bankshares	3	83
Baycom Corp (a)	2	32
BCB Bancorp, Inc.	4	59
Berkshire Hills Bancorp, Inc.	9	270
BGC Partners, Inc. - Class A	67	313
Blucora, Inc. (a)	4	73
Blue Ridge Bankshares, Inc.	2	34
BOK Financial Corporation	10	1,018
Bridgewater Bancshares, Inc. (a) (b)	7	124
Brighthouse Financial, Inc. (a)	12	629
Brightsphere Investment Group Inc.	7	173
Broadway Financial Corporation (a)	3	7
Brookline Bancorp, Inc.	10	163
BRP Group, Inc. - Class A (a)	8	298
Bryn Mawr Bank Corp.	1	24
Business First Bancshares, Inc.	4	105
Byline Bancorp, Inc.	8	217
C&F Financial Corporation	1	36
Cadence Bank, N.A.	30	882
Cambridge Bancorp	2	141
Camden National Corp.	4	176
Cannae Holdings, Inc. (a)	13	471
Capital Bancorp, Inc.	3	83
Capital City Bank Group Inc.	4	98
Capitol Federal Financial	23	258
Capstar Financial Holdings, Inc.	5	109
Carter Bankshares, Inc. (a)	6	94
Cathay General Bancorp	12	501
CBTX, Inc.	5	144
Central Pacific Financial Corp.	5	153
Central Valley Community Bancorp	3	63
Chemung Financial Corporation	1	52
CIT Group Inc.	5	236
Citizens & Northern Corp.	3	88
City Holdings Co.	2	173
Civista Bancshares Inc.	4	86
CNB Financial Corp.	4	104
Coastal Financial Corporation (a)	3	157
Codorus Valley Bancorp Inc.	2	46
Cohen & Steers, Inc.	7	654
Colony Bankcorp, Inc.	1	16
Columbia Banking System Inc.	11	365
Columbia Financial, Inc. (a)	15	320
Community Bank System Inc.	8	619
Community Financial Corp.	1	42
Community Trust Bancorp Inc.	4	161
ConnectOne Bancorp, Inc.	7	214
Consumer Portfolio Services Inc. (a)	1	13
Cowen Inc. - Class A	5	191
Crawford & Co. - Class A	6	47
Crawford & Co. - Class B	3	21
Crossfirst Bankshares Inc. (a)	11	171
Cullen/Frost Bankers Inc.	—	7
Curo Group Holdings Corp.	9	143
Customers Bancorp, Inc. (a)	7	451
CVB Financial Corp.	21	443
Diamond Hill Investment Group, Inc. - Class A	1	125
Dime Community Bancshares, Inc.	6	194
Donegal Group Inc. - Class A	6	82
Donnelley Financial Solutions, Inc. (a)	8	396
Eagle Bancorp Inc.	6	345
Eagle Bancorp Montana, Inc.	1	33
Eastern Bankshares, Inc.	6	118
eHealth, Inc. (a)	2	62
Elevate Credit, Inc. (a)	8	25
Employer Holdings Inc.	5	221
Encore Capital Group, Inc. (a)	6	356
Enova International, Inc. (a)	7	281
Enstar Group Limited (a)	3	710
Enterprise Bancorp Inc.	3	118
Enterprise Financial Services Corp.	6	265
Equity Bancshares, Inc. - Class A	4	125
Esquire Financial Holdings, Inc. (a)	1	46
Essent Group Ltd.	17	759
Evans Bancorp, Inc.	1	42
Evercore Inc. - Class A	6	879
EZCORP, Inc. - Class A (a)	13	95
Farmers & Merchants Bancorp, Inc.	1	40
Farmers National Banc Corp.	7	126
FB Financial Corporation	7	304
Federal Agricultural Mortgage Corporation - Class C	2	231
Federated Investors, Inc. - Class B	18	682
Fednat Holding Company (a)	1	2
Financial Institutions Inc.	3	103
First American Financial Corporation	1	98
First Bancorp.	5	232
First Bancorp.	31	433
First Bancshares Inc.	4	172
First Bank of New Jersey	4	52
First Busey Corporation	8	204
First Business Financial Services, Inc.	2	60
First Citizens BancShares, Inc. - Class A	—	306
First Commonwealth Financial Corporation	13	205
First Community Bancshares, Inc.	4	136
First Community Corporation	1	22
First Financial Bancorp.	14	335
First Financial Bankshares, Inc.	5	278
First Financial Corporation	2	72
First Financial Northwest, Inc.	1	12
First Foundation Inc.	9	231
First Hawaiian, Inc.	20	536
First Internet Bancorp	1	66
First Interstate BancSystem, Inc. - Class A	6	238
First Merchants Corporation	8	335

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
First Mid Bancshares, Inc.	4	157
First Midwest Bancorp, Inc.	17	346
First United Corporation	—	9
First Western Financial, Inc. (a)	2	49
FirstCash Holdings, Inc. (a)	7	558
Flagstar Bancorp, Inc.	10	472
Flushing Financial Corp.	7	163
FNB Corp.	49	599
Fulton Financial Corp.	24	413
GAMCO Investors Inc. - Class A	2	43
GBLI Holdings, LLC - Class A	1	37
Genworth Financial, Inc. - Class A (a)	57	230
German American Bancorp Inc.	5	198
Glacier Bancorp, Inc.	20	1,126
Goosehead Insurance, Inc. - Class A	3	359
Great Southern Bancorp Inc.	3	177
Great Western Bancorp Inc.	9	318
Green Dot Corporation - Class A (a)	8	298
Greenhill & Co. Inc.	4	74
Greenlight Capital Re, Ltd. - Class A (a)	6	49
Grid Dynamics Holdings, Inc. - Class A (a)	9	323
Guaranty Bancshares Inc.	2	92
Hallmark Financial Services, Inc. (a)	2	8
Hamilton Lane Inc. - Class A	5	513
Hancock Whitney Co.	14	677
Hanmi Financial Corp.	9	204
Hanover Insurance Group Inc.	6	845
HarborOne Bancorp, Inc.	11	163
HBT Financial, Inc.	6	111
HCI Group, Inc.	2	170
Heartland Financial USA, Inc.	6	324
Hennessy Advisors Inc. (c)	1	8
Heritage Commerce Corp.	12	147
Heritage Financial Corporation	7	177
Heritage Insurance Holdings, Inc.	5	30
Hingham Institution for Savings	1	218
Home Bancorp, Inc.	2	87
Home BancShares, Inc.	30	732
HomeStreet, Inc.	4	228
HomeTrust Bancshares Inc.	1	35
Hope Bancorp, Inc.	17	250
Horace Mann Educators Corp.	6	240
Horizon Bancorp Inc.	9	196
Houlihan Lokey Inc. - Class A	10	1,029
Howard Bancorp Inc. (a)	5	99
Independence Holding Co.	1	69
Independence Holdings, LLC	16	777
Independent Bank Corp.	6	133
Independent Bank Corp.	9	704
Independent Bank Group, Inc.	6	468
International Bancshares Corporation	9	401
Investar Holding Corporation	2	41
Investors Bancorp, Inc.	35	532
Investors Title Co.	—	68
James River Group, Inc.	6	184
Janus Henderson Group PLC	17	721
Jefferies Financial Group Inc.	1	29
Kearny Financial Corp	16	213
Kemper Corp.	9	551
Kingstone Cos. Inc.	1	7
Kinsale Capital Group, Inc.	3	678
Lakeland Bancorp Inc.	10	195
Lakeland Financial Corp.	4	325
Lazard Ltd - Class A	20	882
LCNB Corp.	3	53
LendingClub Corporation (a)	19	451
LendingTree, Inc. (a)	2	210
Level One Bancorp, Inc.	2	64
Live Oak Bancshares, Inc.	8	726
Longlade, Dr Charles W	4	67
Luther Burbank Corporation	10	133
Macatawa Bank Corp.	8	73
Maiden Holdings, Ltd. (a)	22	66
MainStreet BankShares, Inc. (a)	1	21
Manning & Napier, Inc. - Class A	3	21
Marlin Business Services Inc.	2	37
MBIA Inc. (a)	6	87
Mercantile Bank Corp.	3	116
Merchants Bancorp, Inc.	5	214
Mercury General Corp.	9	503
Meridian Bank	1	33
Meta Financial Group, Inc.	6	329
Metrocity Bankshares, Inc.	3	71
Metropolitan Bank Holding Corp. (a)	2	242
MGIC Investment Corp.	51	729
Mid Penn Bancorp, Inc.	3	87
Middlefield Banc Corp.	1	12
Midland States Bancorp Inc.	5	129
MidWestOne Financial Group Inc.	3	110
Moelis & Company LLC - Class A	10	624
Mr. Cooper Group Inc. (a)	12	510
MVB Financial Corp.	3	127
National Bank Holdings Corp. - Class A	5	224
National Bankshares Inc.	1	35
National Energy Services Reunited Corporation (a)	17	162
National Western Life Group Inc. - Class A	1	186
Navient Corporation	32	676
NBT Bancorp Inc.	8	298
Nelnet, Inc. - Class A	5	468
New York Community Bancorp Inc. - Series A	71	866
Nicholas Financial, Inc. (a)	2	22
Nicolet Bankshares, Inc. (a)	3	216
NII Holdings, Inc. (a)	3	60
NMI Holdings Inc. - Class A (a)	13	285
Northeast Bank	2	63
Northfield Bancorp Inc.	11	174
Northrim BanCorp Inc.	2	72
Northwest Bancshares Inc.	19	265
Norwood Financial Corp.	2	42
OceanFirst Financial Corp.	9	196
Ocwen Financial Corporation (a)	2	86
OFG Bancorp	7	191
Old National Bancorp	25	457
Old Republic International Corp.	9	224
Old Second Bancorp Inc.	6	79
OP Bancorp	2	32
Open Lending Corporation - Class A (a)	13	285
Oportun Financial Corporation (a)	6	119
Oppenheimer Holdings Inc. - Class A	3	140
Origin Bancorp, Inc.	5	202
Orrstown Financial Services, Inc.	2	63
P.C.B. Bancorp, Inc.	3	77
Pacific Premier Bancorp, Inc.	15	591
PacWest Bancorp	19	836
Palomar Holdings, Inc. (a)	2	130
Park National Corp.	3	359
Parke Bancorp, Inc.	3	62
Peapack Gladstone Financial Corp.	4	143
Penns Woods Bancorp Inc.	1	28
PennyMac Financial Services, Inc.	9	639
Peoples Bancorp Inc.	6	178
Peoples Bancorp of North Carolina, Inc.	—	12
Peoples Financial Services Corp.	1	72
People's United Financial Inc.	3	58
Pinnacle Financial Partners, Inc.	7	712
Piper Jaffray Cos.	3	610
PJT Partners Inc. - Class A	4	278
Popular Inc.	12	1,009
Preferred Bank	3	227
Premier Financial Corporation	8	259
Primerica, Inc.	7	997
Primis Financial Corp.	6	86
ProAssurance Corporation	8	194
Professional Holding Corp. - Class A (a)	1	25
Prosperity Bancshares Inc.	9	640
Provident Bancorp Inc. (a)	1	10
Provident Financial Services, Inc.	12	281
Pzena Investment Management, Inc. - Class A	3	29
QCR Holdings, Inc.	3	175
Radian Group Inc.	28	594

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
RBB Bancorp	5	122
Red River Bancshares, Inc.	2	102
Regional Management Corp.	3	150
Reinsurance Group of America, Incorporated	2	214
Reliant Bancorp, Inc.	4	146
RenaissanceRe Holdings Ltd	7	1,130
Renasant Corporation	8	311
Republic Bancorp Inc. - Class A	4	195
Republic First Bancorp Inc. (a)	13	49
Richmond Mutual Bancorporation, Inc.	3	47
Riverview Bancorp Inc.	3	21
RLI Corp.	8	935
S&T Bancorp Inc.	5	165
Safeguard Scientifics Inc. (a)	6	41
Safety Insurance Group, Inc.	3	252
Sandy Spring Bancorp Inc.	8	400
Sculptor Capital Management, Inc. - Class A	4	89
Seacoast Banking Corp. of Florida	9	312
Security National Financial Corporation - Class A (a)	3	28
Selective Insurance Group Inc.	11	897
SelectQuote, Inc. (a)	3	24
ServisFirst Bancshares, Inc.	11	895
Shore Bancshares, Inc.	3	67
Sierra BanCorp	3	94
Silvercrest Asset Management Group Inc. - Class A	2	39
Simmons First National Corp. - Class A	17	517
SiriusPoint Ltd (a)	14	114
SLM Corporation	48	948
Smartfinancial, Inc.	4	104
South Plains Financial, Inc.	—	13
South State Corp.	11	845
Southern First Bancshares Inc. (a)	2	113
Southern Missouri Bancorp Inc.	2	111
Southside Bancshares, Inc.	5	192
Spirit Of Texas Bancshares Inc.	4	110
State Auto Financial Corp.	9	460
Stepstone Group Inc. - Class A	5	190
Sterling Bancorp	30	766
Sterling Bancorp, Inc. (a)	5	26
Stewart Information Services Corp.	5	370
Stifel Financial Corp.	5	350
Stock Yards Bancorp Inc.	4	264
StoneX Group Inc. (a)	3	171
Summit Financial Group, Inc.	2	47
Synovus Financial Corp.	22	1,054
Territorial Bancorp Inc.	2	49
Texas Capital Bancshares, Inc. (a)	8	477
TFS Financial Corporation	24	426
The Bancorp, Inc. (a)	12	316
The First Bancorp, Inc.	2	76
The First of Long Island Corporation	6	121
The PRA Group, Inc. (a)	7	332
Timberland Bancorp Inc.	2	54
Tiptree Inc.	9	129
Tompkins Financial Corp.	3	236
TowneBank	11	356
Trico Bancshares	4	170
Tristate Capital Holdings, Inc. (a)	6	181
Triumph Bancorp, Inc. (a)	5	597
Trupanion Inc. (a)	6	834
Trustco Bank Corp N Y	4	141
Trustmark Corp.	9	293
UMB Financial Corp.	8	842
Umpqua Holdings Corp.	36	683
United Bankshares Inc.	21	772
United Community Banks, Inc.	14	493
United Fire Group Inc.	6	141
United Insurance Holdings Corp.	10	44
Unity Bancorp, Inc.	2	52
Universal Insurance Holdings, Inc.	7	126
Univest Financial Corporation	7	196
Unum Group	32	775
Valley National Bancorp	63	867
Value Line, Inc. (a)	—	11
Veritex Holdings Inc.	7	284
Victory Capital Holdings, Inc. - Class A	3	109
Virtu Financial Inc. - Class A	19	546
Virtus Partners, Inc.	1	319
Voya Financial, Inc.	6	381
Walker & Dunlop, Inc.	6	884
Washington Federal Inc.	10	335
Washington Trust Bancorp, Inc.	4	210
Waterstone Financial, Inc.	5	119
Webster Financial Corp.	14	771
WesBanco Inc.	9	332
West Bancorporation, Inc.	4	135
Westamerica Bancorp	4	216
Western New England Bancorp Inc.	4	38
Westwood Holdings Group Inc.	2	35
White Mountains Insurance Group Ltd	1	576
Wintrust Financial Corporation	10	945
WisdomTree Investments, Inc.	30	184
World Acceptance Corp. (a)	2	417
WSFS Financial Corp.	7	356
		107,367
Industrials 17.6%
AAON, Inc.	7	546
AAR Corp. (a)	5	199
ABM Industries Incorporated	11	447
Acacia Research Corporation (a)	13	66
ACCO Brands Corporation	20	164
Acme United Corporation	1	24
Acuity Brands, Inc.	4	789
ADT, Inc.	13	105
Advanced Drainage Systems, Inc.	1	84
Aerojet Rocketdyne Holdings, Inc.	5	241
AeroVironment, Inc. (a)	5	309
Air Lease Corporation - Class A	22	982
Air Transport Services Group, Inc. (a)	15	427
Akerna Corp. (a)	3	5
Alamo Group Inc.	3	378
Alaska Air Group, Inc. (a)	19	991
Albany International Corp. - Class A	6	539
Allegiant Travel Company (a)	3	635
Allied Motion Technologies Inc.	4	137
Allison Systems, Inc.	18	648
Alta Equipment Group Inc. - Class A (a)	8	119
Altra Industrial Motion Corp.	12	608
Ameresco, Inc. - Class A (a)	6	506
American Superconductor Corporation (a)	7	74
American Woodmark Corporation (a)	3	214
APi Group Corporation (a)	35	893
Apogee Enterprises, Inc.	6	290
Applied Industrial Technologies, Inc.	8	828
ARC Document Solutions, Inc.	8	28
Arcbest Corporation	5	656
Arcosa, Inc.	8	420
Ardmore Shipping Services (Ireland) Limited (a)	6	21
Argan, Inc.	3	127
Armstrong Flooring, Inc. (a)	2	4
Armstrong World Industries, Inc.	8	921
ASGN Incorporated (a)	9	1,125
Astec Industries, Inc.	3	211
Astronics Corporation (a)	5	65
Astronics Corporation - Class B (a)	—	2
Atkore International Group Inc. (a)	8	841
Atlas Air Worldwide Holdings, Inc. (a)	6	524
AZZ Inc.	5	270
Barnes Group Inc.	7	341
Barrett Business Services, Inc.	2	107
Beacon Roofing Supply, Inc. (a)	12	704
BGSF, Inc.	2	23
Blue Bird Global Corporation (a)	5	71
BlueLinx Holdings Inc. (a)	2	233
Boise Cascade Company	6	453
Brady Corp. - Class A	8	435
BrightView Holdings, Inc. (a)	13	184
Brink's Co.	8	531

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Broadwind Inc. (a)	2	4
BWXT Government Group, Inc.	12	565
Casella Waste Systems Inc. - Class A (a)	9	780
CBIZ Inc. (a)	6	254
Ceco Environmental Corp. (a)	8	49
Chart Industries, Inc. (a)	6	911
Cimpress Public Limited Company (a)	4	262
CIRCOR International, Inc. (a)	5	124
Civeo Corporation (a)	3	67
Clean Harbors Inc. (a)	11	1,049
Colfax Corp. (a)	14	663
Columbus Mckinnon Corp.	3	116
Comfort Systems USA Inc.	7	697
Commercial Vehicle Group Inc. (a)	8	63
Concrete Pumping Holdings, Inc. (a)	15	121
Construction Partners, Inc. - Class A (a)	7	193
Cornerstone Building Brands, Inc. (a)	22	385
Costamare Inc.	18	223
Covenant Transportation Group, Inc. - Class A (a)	3	92
CRA International, Inc.	2	145
Crane Co.	10	983
CSW Industrials Inc.	2	281
Curtiss-Wright Corp.	8	1,045
Daseke Companies, Inc. (a)	14	139
Deluxe Corp.	8	251
DLH Holdings Corp. (a)	1	14
Donaldson Co. Inc.	4	229
Douglas Dynamics, Inc.	3	124
Ducommun Inc. (a)	3	129
DXP Enterprises Inc. (a)	4	100
Dycom Industries, Inc. (a)	5	458
Eagle Bulk Shipping Inc.	1	50
Eastern Co.	1	31
Elance, Inc. (a)	15	506
EMCOR Group, Inc.	2	292
Encore Wire Corp.	4	548
Energy Recovery, Inc. (a)	12	258
Enerpac Tool Group Corp. - Class A	8	156
EnerSys	7	549
Eneti Inc.	2	15
Ennis Inc.	5	102
EnPro Industries, Inc.	3	295
ESCO Technologies Inc.	4	327
Evoqua Water Technologies Corp. (a)	19	870
Exponent, Inc.	9	1,000
Federal Signal Corporation	10	448
Flowserve Corporation	24	730
Fluor Corp. (a)	18	455
Forrester Research Inc. (a)	4	242
Forward Air Corp.	5	545
Franklin Covey Co. (a)	3	137
Franklin Electric Co. Inc.	9	839
FTI Consulting Inc. (a)	7	1,020
FuelCell Energy, Inc. (a) (c)	41	214
Gates Industrial Corporation PLC (a)	23	372
GATX Corporation	6	604
Genco Shipping & Trading Limited	10	164
Gibraltar Industries Inc. (a)	5	352
Global Industrial Company	7	269
GMS Inc. (a)	7	446
Gorman-Rupp Co.	6	280
GrafTech International Ltd.	39	458
Graham Corp.	2	29
Granite Construction Incorporated	6	224
Great Lakes Dredge & Dock Corp. (a)	14	219
Greenbrier Cos. Inc.	4	175
Griffon Corporation	9	260
H&E Equipment Services, Inc.	6	269
Harsco Corporation (a)	14	227
Hawaiian Holdings, Inc. (a)	10	191
Heartland Express Inc.	12	206
Heidrick & Struggles International Inc.	5	217
Helios Technologies, Inc.	6	591
Herc Holdings Inc.	6	911
Heritage-Crystal Clean, LLC (a)	6	197
Herman Miller Inc.	10	378
Hexcel Corp. (a)	13	664
Hill International Inc. (a)	8	16
Hillenbrand Inc.	12	619
HireQuest, Inc.	1	12
HNI Corp.	7	297
HUB Group Inc. - Class A (a)	6	518
Hudson Global, Inc. (a)	—	5
Hudson Technologies Inc. (a)	10	45
Huntington Ingalls Industries Inc.	1	198
Hurco Cos. Inc.	1	34
Huron Consulting Group Inc. (a)	4	208
Huttig Building Products Inc. (a)	6	64
Hyster-Yale Materials Handling Inc. - Class A	2	70
IAA Spinco Inc. (a)	9	435
ICF International, Inc.	3	356
IES Holdings, Inc. (a)	5	237
Infrastructure and Energy Alternatives, LLC (a) (c)	9	82
Innovate Corp. (a) (c)	1	4
Innovative Solutions and Support, Inc. (a)	—	3
Insperity, Inc.	6	683
Insteel Industries, Inc.	5	193
Interface Inc. - Class A	12	191
IntriCon Corporation (a)	2	31
JELD-WEN Holding, Inc. (a)	15	391
JetBlue Airways Corporation (a)	49	694
John Bean Technologies Corp.	5	707
Kadant Inc.	2	506
Kaman Corp.	5	214
KAR Auction Services, Inc. (a)	16	252
Kelly Services Inc. - Class A	8	129
Kennametal Inc.	12	413
Kforce Inc.	2	159
Kimball International Inc. - Class B	8	83
Kirby Corp. (a)	8	484
Korn Ferry	9	701
Kratos Defense & Security Solutions, Inc. (a)	21	400
Landstar System Inc.	5	873
Lawson Products Inc. (a)	2	104
LB Foster Co. (a)	2	23
Lindsay Corp.	2	330
LSI Industries Inc.	6	38
Luxfer Holdings PLC	4	80
Macquarie Infrastructure Corporation	7	24
Manitex International Inc. (a)	1	6
Manitowoc Co. Inc. (a)	9	158
ManpowerGroup Inc.	6	561
Marten Transport Ltd.	13	220
Masonite International Corporation (a)	4	462
MasTec Inc. (a)	9	786
Mastech Digital, Inc. (a)	3	46
Matson Intermodal - Paragon, Inc.	8	725
Matthews International Corp. - Class A	6	211
Maxar Technologies Inc.	13	389
Mayville Engineering Company, Inc. (a)	4	59
McGrath RentCorp	5	374
Mercury Systems Inc. (a)	7	385
Meritor, Inc. (a)	11	266
Mesa Air Group, Inc. (a)	9	50
Miller Industries Inc.	2	83
Mistras Group, Inc. (a)	6	43
Moog Inc. - Class A	5	383
MRC Global Inc. (a)	16	111
MSA Safety Inc.	5	739
MSC Industrial Direct Co. - Class A	9	718
Mueller Industries Inc.	10	609
Mueller Water Products Inc. - Class A	30	433
MYR Group Inc. (a)	3	375
National Presto Industries Inc.	2	123
Nielsen Holdings plc	16	332
NN Inc. (a)	11	46
Northwest Pipe Co. (a)	2	78
Now, Inc. (a)	22	190
NV5 Global, Inc. (a)	2	291
Nvent Electric Public Limited Company	28	1,064

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Omega Flex Inc.	1	179
Orbital Energy Group, Inc. (a) (c)	5	11
Orion Energy Systems, Inc. (a)	5	19
Orion Group Holdings, Inc. (a)	6	23
PAM Transportation Services Inc. (a)	2	163
Pangaea Logistics Solutions Ltd.	5	20
Park-Ohio Holdings Corp.	3	55
Parsons Corporation (a)	12	389
Patrick Industries, Inc.	5	387
Patriot Transportation, Inc.	—	2
Performant Financial Corporation (a)	13	32
PGT Innovations, Inc. (a)	12	263
Pitney Bowes Inc.	32	214
Powell Industries Inc.	2	64
Preformed Line Products Co.	1	74
Primoris Services Corporation	9	205
Proto Labs Inc. (a)	2	106
Quad/Graphics Inc. - Class A (a)	8	34
Quanex Building Products Corp.	7	176
Radiant Logistics, Inc. (a)	11	79
RBC Bearings Incorporated (a)	4	857
Red Violet, Inc. (a)	—	14
Regal-Beloit Corp.	11	1,852
Resideo Technologies, Inc. (a)	26	688
Resources Connection, Inc.	7	132
REV Group Inc.	13	180
RR Donnelley & Sons Co. (a)	16	176
Rush Enterprises Inc. - Class A	8	459
Rush Enterprises Inc. - Class B	2	122
Ryder System, Inc.	9	722
Saia, Inc. (a)	5	1,518
Schneider National, Inc. - Class B	15	410
Shanghai Everjoy Health Group Co., Ltd. (a)	2	59
Sharps Compliance Corp. (a)	5	35
Shyft Group, Inc.	6	318
Simpson Manufacturing Co. Inc.	8	1,127
SiteOne Landscape Supply, Inc. (a)	—	70
SkyWest Inc. (a)	9	357
SP Plus Corporation (a)	5	132
Spirit Aerosystems Holdings Inc. - Class A	2	71
Spirit Airlines, Inc. (a)	14	309
SPX Corp. (a)	8	506
SPX Flow, Inc.	6	552
Standex International Corp.	1	156
Steel Connect Inc. (a)	6	8
Steelcase Inc. - Class A	10	120
Stericycle Inc. (a)	11	673
Sterling Construction Co. Inc. (a)	6	161
SunRun Inc. (a)	11	364
Team, Inc. (a)	6	7
Tennant Co.	4	305
Terex Corp.	11	471
Tetra Tech, Inc.	1	194
Textainer Group Holdings Limited	9	329
Thermon Group Holdings, Inc. (a)	8	130
Timken Co.	10	689
Titan International, Inc. (a)	10	107
Titan Machinery Inc. (a)	4	150
TPI Composites, Inc. (a)	4	55
Transact, Inc. (a)	2	175
TriMas Corp.	6	207
TriNet Group Inc. (a)	9	889
Trinity Industries Inc.	14	420
Triton Container International Limited	11	659
TrueBlue, Inc. (a)	7	194
Turtle Beach Corp. (a)	4	86
Tutor Perini Corp. (a)	13	166
Twin Disc Inc. (a)	1	8
U.S. Xpress Enterprises, Inc. - Class A (a)	7	42
UFP Industries, Inc.	11	987
Ultralife Corp. (a)	3	16
UniFirst Corp.	3	583
Univar Solutions Inc. (a)	28	795
Universal Logistics Holdings, Inc.	5	86
US Ecology Parent, Inc. (a)	5	171
USA Truck Inc. (a)	2	37
Valmont Industries Inc.	4	959
Vectrus, Inc. (a)	3	121
Veritiv Corp. (a)	4	461
Viad Corp (a)	2	91
Vicor Corp. (a)	6	699
Vidler Water Resources, Inc. (a)	1	17
VSE Corp.	3	168
Wabash National Corp.	10	190
Watts Water Technologies Inc. - Class A	5	1,017
Welbilt Inc. (a)	25	603
Werner Enterprises Inc.	11	519
WESCO International, Inc. (a)	9	1,123
Willdan Group, Inc. (a)	2	78
Williams Industrial Services Group, L.L.C. (a)	1	4
WillScot Mobile Mini Holdings Corp. - Class A (a)	13	537
Woodward Governor Co.	2	201
Yellow Corp. (a)	5	62
Zurn Water Solutions Corporation	21	781
		98,847
Information Technology 14.1%
2U, Inc. (a)	10	210
3D Systems Corporation (a)	18	395
A10 Networks, Inc.	15	256
ACI Worldwide, Inc. (a)	22	778
ACM Research, Inc. - Class A (a)	3	235
ADS Alliance Data Systems, Inc.	9	610
ADTRAN, Inc.	11	249
Advanced Energy Industries, Inc.	7	616
Agilysys, Inc. (a)	5	231
Airgain, Inc. (a)	2	24
Akoustis Technologies, Inc. (a) (c)	13	86
Alarm.Com Holdings, Inc. (a)	9	765
Alpha and Omega Semiconductor Limited (a)	7	412
Altair Engineering Inc. - Class A (a)	9	707
Alteryx, Inc. - Class A (a)	8	491
Ambarella Inc. (a)	6	1,184
American Software, Inc. - Class A	7	188
Amkor Technology, Inc.	47	1,163
Amtech Systems, Inc. (a)	3	31
AppFolio, Inc. - Class A (a)	4	426
Applied Optoelectronics, Inc. (a)	5	26
Arlo Technologies, Inc. (a)	16	163
AstroNova, Inc. (a)	1	7
Asure Software, Inc. (a)	4	31
Avaya Holdings Corp. (a)	12	228
Aviat Networks, Inc. (a)	3	90
Avid Technology, Inc. (a)	9	280
Avnet, Inc.	16	641
Aware Inc. (a)	5	15
Axcelis Technologies, Inc. (a)	5	382
AXT, Inc. (a)	10	92
Badger Meter, Inc.	4	455
Bel Fuse Inc. - Class B	2	31
Belden Inc.	8	529
Benchmark Electronics, Inc.	7	193
Benefitfocus.Com, Inc. (a)	6	64
Blackbaud, Inc. (a)	7	580
Blackline, Inc. (a)	4	423
BM Technologies, Inc. - Class A (a)	—	3
Bottomline Technologies Inc. (a)	6	316
Box, Inc. - Class A (a)	25	649
Brightcove Inc. (a)	9	93
Brooks Automation Inc.	6	600
CACI International Inc. - Class A (a)	4	1,034
CalAmp Corp. (a)	8	57
Calix, Inc. (a)	11	868
Cambium Networks Corp. (a)	3	85
Cantaloupe, Inc. (a)	14	128
Casa Systems, Inc. (a)	18	101
Cass Information Systems, Inc.	3	120
CDK Global, Inc.	16	661
CEVA Inc. (a)	5	196
ChannelAdvisor Corp. (a)	7	177

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Cirrus Logic Inc. (a)	9	862
Clearfield, Inc. (a)	3	268
CMC Materials Inc.	5	980
Coda Octopus Group, Inc. (a)	1	9
Cognyte Software Ltd (a)	7	104
Coherent Inc. (a)	1	390
Cohu Inc. (a)	6	232
CommScope Holding Company, Inc. (a)	35	381
CommVault Systems Inc. (a)	7	459
Computer Task Group Inc. (a)	3	29
Comtech Telecommunications Corp.	5	121
Concentrix Solutions Corporation	—	85
Conduent Inc. (a)	38	205
Consensus Cloud Solutions, Inc. (a)	3	175
CSG Systems International, Inc.	7	380
CTS Corp.	7	255
Cyberoptics Corp. (a)	2	85
Daktronics Inc. (a)	10	53
Datto Holding Corp. (a) (c)	4	101
Digi International Inc. (a)	8	185
Diodes Inc. (a)	9	995
Duck Creek Technologies, Inc. (a)	20	591
DXC Technology Company (a)	1	29
DZS, Inc. (a)	6	93
Ebix Inc.	4	123
EchoStar Corp. - Class A (a)	5	131
Egain Corporation (a)	8	77
EMCORE Corporation (a)	9	60
Envestnet, Inc. (a)	8	630
ePlus Inc. (a)	5	261
Euronet Worldwide Inc. (a)	7	803
Everbridge, Inc. (a)	6	373
Everspin Technologies, Inc. (a)	4	44
EVERTEC, Inc.	10	507
EVO Payments, Inc. - Class A (a)	7	191
ExlService Holdings Inc. (a)	7	984
Extreme Networks, Inc. (a)	20	309
Fabrinet (a)	7	820
FARO Technologies Inc. (a)	2	160
FormFactor Inc. (a)	13	588
Genasys Inc. (a)	7	29
GreenSky, Inc. - Class A (a)	12	140
GSI Technology, Inc. (a)	3	16
GTY Govtech, Inc. (a)	11	74
Hackett Group Inc.	6	127
Harmonic, Inc. (a)	20	234
I3 Verticals, Inc. - Class A (a)	4	98
Ichor Holdings, Ltd. (a)	6	261
Identiv, Inc. (a)	4	117
II-VI Incorporated (a)	13	870
Immersion Corp. (a)	5	30
Infinera Corporation (a)	37	355
Information Services Group, Inc.	11	81
Innodata Inc. (a)	6	34
Insight Enterprises, Inc. (a)	7	697
Intelligent Systems Corporation (a)	1	20
InterDigital Communications, Inc.	4	280
International Money Express Inc. (a)	8	132
inTEST Corporation (a)	3	33
Intevac Inc. (a)	5	21
Issuer Direct Corporation (a)	1	26
Iteris, Inc. (a)	8	32
Itron Inc. (a)	8	519
J2 Cloud Services, LLC (a)	8	891
Jabil Inc.	2	139
JAMF Holding Corp. (a)	8	312
KBR, Inc.	23	1,105
Kimball Electronics Group, LLC (a)	6	138
Knowles Corporation (a)	12	276
Kulicke & Soffa Industries Inc.	13	769
KVH Industries Inc. (a)	3	32
Lantronix, Inc. (a)	7	53
Lattice Semiconductor Corp. (a)	10	775
Limelight Networks, Inc. (a)	26	90
Littelfuse Inc.	1	251
LivePerson, Inc. (a)	7	245
Liveramp, Inc. (a)	8	382
Lumentum Holdings Inc. (a)	12	1,271
Luna Innovations Incorporated (a)	8	65
MACOM Technology Solutions Holdings, Inc. (a)	12	911
MagnaChip Semiconductor, Ltd. (a)	9	189
Mandiant, Inc. (a)	32	564
Mantech International Corp. - Class A	4	282
MAXIMUS Inc.	9	696
MaxLinear, Inc. (a)	11	830
Methode Electronics Inc.	6	300
Mimecast Uk Limited (a)	10	764
Mitek Systems, Inc. (a)	8	135
Model N, Inc. (a)	6	195
Momentive Global Inc. (a)	21	436
MoneyGram International, Inc. (a)	19	146
N-Able, Inc. (a) (c)	1	11
NAPCO Security Technologies Inc. (a)	4	176
National Instruments Corp.	19	840
NCR Corporation (a)	22	878
NeoPhotonics Corporation (a)	10	159
NETGEAR, Inc. (a)	6	172
NetScout Systems, Inc. (a)	10	322
Network-1 Technologies, Inc.	3	8
New Relic, Inc. (a)	3	351
Nlight, Inc. (a)	8	201
Novantas Inc. (a)	6	985
NVE Corp.	1	70
One Stop Systems, Inc. (a) (c)	1	7
Onespan, Inc. (a)	8	135
Onto Innovation Inc. (a)	7	691
OSI Systems Inc. (a)	4	332
Pagerduty, Inc. (a)	1	51
PAR Technology Corp. (a) (c)	1	53
Paysign, Inc. (a)	3	5
PC Connection, Inc.	4	173
PC-Tel, Inc.	3	15
PDF Solutions Inc. (a)	7	231
Perficient, Inc. (a)	6	741
PFSweb Inc. (a)	5	63
Photronics Inc. (a)	3	60
Ping Identity Holding Corp. (a)	10	233
Pixelworks, Inc. (a)	12	51
Plantronics Inc. (a)	4	125
Plexus Corp. (a)	5	483
Power Integrations Inc.	9	819
Powerfleet Inc. (a)	8	38
Progress Software Corp.	6	289
Q2 Holdings, Inc. (a)	8	659
Qualys, Inc. (a)	6	813
Rambus Inc. (a)	15	437
RealNetworks, Inc. (a)	7	7
Resonant Inc. (a) (c)	7	13
Ribbon Communications Inc. (a)	30	180
Richardson Electronics Ltd.	2	21
Rimini Street, Inc. (a)	19	112
Rogers Corp. (a)	3	725
SailPoint Technologies Holdings, Inc. (a)	13	618
Sanmina Corp. (a)	11	438
Sapiens International Corporation N.V.	10	336
ScanSource Inc. (a)	6	203
Science Applications International Corp.	9	777
Semtech Corp. (a)	9	822
Servicesource International, Inc. (a)	4	4
ShotSpotter, Inc. (a)	2	64
Silicon Laboratories Inc. (a)	5	1,105
Sitime Corporation (a)	3	806
SMART Global Holdings, Inc. (a)	4	302
Smith Micro Software, Inc. (a)	10	49
SolarWinds Corporation	15	209
SPS Commerce, Inc. (a)	5	761
Squarespace, Inc. - Class A (a)	3	74
SRAX, Inc. - Class A (a)	3	13
StarTek, Inc. (a)	6	32
Stratasys, Inc. (a)	4	106

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
SunPower Corporation (a)	1	29
Super Micro Computer, Inc. (a)	6	269
Switch Inc - Class A	21	590
Synaptics Incorporated (a)	7	2,005
Synchronoss Technologies, Inc. (a)	5	13
Teradata Corporation (a)	19	803
Terawulf Inc. (a)	—	5
Tessco Technologies Inc. (a)	1	3
The Western Union Company	38	678
Transact Technologies Inc. (a)	—	2
TTEC Holdings, Inc.	7	661
TTM Technologies, Inc. (a)	13	195
Tucows Inc. - Class A (a) (c)	1	48
Ultra Clean Holdings, Inc. (a)	7	415
Unisys Corp. (a)	10	210
Universal Display Corporation	3	499
Upland Software, Inc. (a)	4	71
Upstate Property Rentals, LLC (a) (c)	6	466
Usio, Inc. (a)	5	21
Varonis Systems, Inc. (a)	16	765
Veeco Instruments Inc. (a)	7	207
Verint Systems Inc. (a)	10	535
Verra Mobility Corporation - Class A (a)	23	354
Vertex, Inc. - Class A (a)	1	11
ViaSat, Inc. (a)	13	594
Viavi Solutions Inc. (a)	43	753
VirnetX Holding Corporation (a) (c)	2	6
Vishay Intertechnology Inc.	24	533
Vishay Precision Group, Inc. (a)	3	116
Vontier Corporation	23	707
Wayside Technology Group Inc.	1	19
Wex, Inc. (a)	4	495
Xerox Holdings Corporation	25	558
Xperi Holding Corporation	4	71
Yext, Inc. (a)	17	171
		79,303
Health Care 14.0%
1Life Healthcare, Inc. (a)	2	40
2Seventy Bio, Inc. (a)	1	28
AC Immune SA (a) (c)	2	8
Acadia Healthcare Company, Inc. (a)	18	1,082
ACADIA Pharmaceuticals Inc. (a)	15	362
Accuray Incorporated (a)	23	111
Adaptive Biotechnologies Corporation (a)	24	670
Addus HomeCare Corporation (a)	3	295
Adicet Bio, Inc. (a)	4	78
ADMA Biologics, Inc. (a)	15	21
Aduro Biotech, Inc. (a) (d)	3	5
Adverum Biotechnologies, Inc. (a)	7	13
Aeglea Biotherapeutics, Inc. (a)	11	54
Agios Pharmaceuticals, Inc. (a)	9	297
AIM ImmunoTech Inc. (a)	8	7
Akebia Therapeutics, Inc. (a)	42	95
Akero Therapeutics Inc. (a)	8	170
Akouos, Inc. (a) (c)	1	10
Albireo Pharma, Inc. (a)	5	118
Aldeyra Therapeutics, Inc. (a)	3	10
Alector, Inc. (a)	3	67
Alkermes Public Limited Company (a)	28	658
Allakos Inc. (a)	1	9
Allogene Therapeutics, Inc. (a)	5	70
Allovir, Inc. (a)	2	23
Allscripts Healthcare Solutions, Inc. (a)	32	585
Altimmune, Inc. (a) (c)	2	20
Amedisys, Inc. (a)	—	68
AMN Healthcare Services, Inc. (a)	9	1,121
Amneal Pharmaceuticals, Inc. - Class A (a)	38	182
Amphastar Pharmaceuticals, Inc. (a)	12	268
Anaptysbio, Inc. (a)	7	238
AngioDynamics, Inc. (a)	10	273
ANI Pharmaceuticals, Inc. (a)	3	154
Anika Therapeutics, Inc. (a)	4	131
Annexon, Inc. (a)	1	8
Antares Pharma, Inc. (a)	42	151
Apex Medical Corp. (a)	7	88
Apollo Medical Holdings, Inc. (a)	10	767
Applied Genetic Technologies Corporation (a)	2	4
Applied Molecular Transport Inc. (a)	—	7
Applied Therapeutics, Inc. (a)	5	44
Aptinyx Inc. (a)	6	15
Aravas Inc. (a)	2	3
Aravive Biologics, Inc. (a) (c)	2	5
Arcturus Therapeutics Holdings Inc. (a)	2	67
Arcus Biosciences, Inc. (a)	7	276
Arcutis Biotherapeutics, Inc. (a)	6	134
Ardelyx, Inc. (a) (c)	19	21
Arena Pharmaceuticals, Inc. (a)	11	1,047
Arvinas Operations, Inc. (a)	1	70
Asensus Surgical, Inc. (a)	5	6
Assembly Biosciences, Inc. (a)	7	16
Atara Biotherapeutics, Inc. (a)	15	236
Athenex, Inc. (a)	13	17
Atreca, Inc. - Class A (a)	6	17
AtriCure, Inc. (a)	9	603
Atrion Corporation	—	293
Atyr Pharma, Inc. (a)	5	38
Avanos Medical, Inc. (a)	9	319
AVEO Pharmaceuticals, Inc. (a)	4	18
Avidity Biosciences, Inc. (a)	3	73
AVROBIO, Inc. (a)	5	20
AxoGen, Inc. (a)	7	70
Axonics Modulation Technologies, Inc. (a)	7	398
Berks County Industrial Development Authority (a)	4	31
BeyondSpring Inc. (a) (c)	1	5
BioDelivery Sciences International, Inc. (a)	23	71
BioLife Solutions, Inc. (a)	1	23
BioSig Technologies, Inc. (a)	1	3
Bluebird Bio, Inc. (a)	3	33
Blueprint Medicines Corporation (a)	6	667
Brookdale Senior Living Inc. (a)	43	220
Cabaletta Bio, Inc. (a)	4	16
Calithera Biosciences, Inc. (a)	3	2
Calyxt, Inc. (a)	5	10
Capricor Therapeutics, Inc. (a)	3	9
Cara Therapeutics, Inc. (a)	10	125
Cardiovascular Systems Inc. (a)	6	121
CareCloud, Inc. (a)	1	9
Caredx, Inc. (a)	7	336
CASI Pharmaceuticals, Inc. (a)	17	13
Castle Biosciences, Inc. (a)	3	127
Castlight Health, Inc. - Class B (a)	13	20
Catalyst Bio, Inc. (a)	5	4
Catalyst Pharmaceuticals, Inc. (a)	28	189
Celldex Therapeutics, Inc. (a)	8	311
Champions Oncology, Inc. (a)	1	4
Chembio Diagnostics, Inc. (a) (c)	2	2
Chemed Corporation	1	760
Chimerix, Inc. (a)	19	122
Chinook Therapeutics, Inc. (a)	10	168
Codexis, Inc. (a)	12	384
Collegium Pharmaceutical, Inc. (a)	9	175
Community Health Systems Inc. (a)	21	282
Computer Programs & Systems Inc. (a)	4	112
Concert Pharmaceuticals Inc. (a)	4	12
Conmed Corp.	5	679
Corcept Therapeutics Inc. (a)	13	256
Corvel Corp. (a)	4	770
Corvus Pharmaceuticals Inc. (a)	12	29
Covetrus, Inc. (a)	26	510
Crinetics Pharmaceuticals, Inc. (a)	9	257
CRISPR Therapeutics AG (a) (c)	2	124
Cross Country Healthcare Inc. (a)	10	281
CryoLife Inc. (a)	9	192
Cue Biopharma, Inc. (a)	7	77
Cumberland Pharmaceuticals Inc. (a)	3	13
Cutera Inc. (a)	4	157
Cyclerion Therapeutics, Inc. (a)	3	4
Cymabay Therapeutics, Inc. (a)	14	47
Cytomx Therapeutics, Inc. (a)	14	59
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
CytoSorbents Corporation (a)	7	31
Deciphera Pharmaceuticals, Inc. (a)	5	44
Denali Therapeutics Inc. (a)	10	460
DURECT Corporation (a)	39	39
Eagle Pharmaceuticals Inc. (a)	3	156
Edesa Biotech Inc. (a)	2	11
Editas Medicine, Inc. (a)	11	294
Eiger Biopharmaceuticals, Inc. (a)	8	40
Electromed, Inc. (a)	1	10
Emergent BioSolutions Inc. (a)	6	279
Enanta Pharmaceuticals, Inc. (a)	5	357
Encompass Health Corporation	5	348
Endo International Public Limited Company (a)	47	178
Entasis Therapeutics Holdings Inc. (a)	5	11
Envista Holdings Corporation (a)	23	1,018
Enzo Biochem Inc. (a)	10	31
Equillium, Inc. (a)	1	3
Evelo Biosciences, Inc. (a) (c)	2	14
Evolent Health, Inc. - Class A (a)	17	478
Evolus, Inc. (a) (c)	7	46
Exagen Inc. (a)	1	9
Exelixis, Inc. (a)	43	783
Eyepoint Pharmaceuticals, Inc. (a)	2	22
Fate Therapeutics, Inc. (a)	15	870
FibroGen, Inc. (a)	2	23
Five Star Senior Living Inc. (a)	4	12
Fluidigm Corporation (a)	17	66
Fonar Corporation (a)	1	18
Forma Therapeutics Holdings, Inc. (a)	2	33
Frequency Therapeutics, Inc. (a)	1	6
Fulcrum Therapeutics, Inc. (a)	7	131
G1 Therapeutics, Inc. (a) (c)	8	79
Generation Bio Co. (a)	1	6
Genprex, Inc. (a)	3	4
Geron Corp. (a)	20	24
Glaukos Corp. (a)	5	239
Global Blood Therapeutics, Inc. (a)	7	197
Globus Medical Inc. - Class A (a)	6	461
GlycoMimetics, Inc. (a)	5	7
Gritstone Oncology, Inc. (a)	13	173
Haemonetics Corp. (a)	5	265
Halozyme Therapeutics, Inc. (a)	23	919
Hanger, Inc. (a)	8	137
Harmony Biosciences Holdings Inc. (a)	—	14
Harpoon Therapeutics, Inc. (a)	8	59
Harvard Bioscience Inc. (a)	11	76
Health Catalyst, Inc. (a)	8	334
Healthcare Services Group Inc.	12	211
HealthEquity, Inc. (a)	12	548
Healthstream, Inc. (a)	8	202
Heat Biologics, Inc. (a)	4	13
Heron Therapeutics, Inc. (a) (c)	17	151
Heska Corporation (a)	2	410
Homology Medicines, Inc. (a)	12	45
Hookipa Pharma Inc. (a)	4	9
iCAD, Inc. (a)	3	24
ICU Medical, Inc. (a)	4	832
IDEAYA Biosciences, Inc. (a)	8	180
IGM Biosciences, Inc. (a)	2	67
ImmunoPrecise Antibodies Ltd. (a) (c)	—	2
Immunovant, Inc. (a)	2	16
Inari Medical, Inc. (a)	4	348
InfuSystem Holdings, Inc. (a)	4	66
Innoviva, Inc. (a)	17	296
Inogen, Inc. (a)	5	183
Inotiv, Inc. (a) (c)	3	124
Insmed Inc. (a)	13	353
Integer Holdings Corporation (a)	6	542
Integra LifeSciences Holdings Corp. (a)	15	991
Intellia Therapeutics, Inc. (a)	11	1,355
Intra-Cellular Therapies, Inc. (a)	12	643
Invacare Corp. (a)	9	26
Ionis Pharmaceuticals Inc. (a)	5	160
Iovance Biotherapeutics Inc. (a)	15	281
Iradimed Corp. (a)	3	133
iRhythm Technologies Inc. (a)	2	293
Ironwood Pharmaceuticals, Inc. - Class A (a)	31	365
Iteos Therapeutics Inc. (a)	3	148
Iveric Bio, Inc. (a)	19	313
Jounce Therapeutics Inc. (a)	15	122
Kala Pharmaceuticals Inc. (a) (c)	2	2
KalVista Pharmaceuticals Inc. (a)	2	28
Karuna Therapeutics, Inc. (a)	5	595
Kezar Life Sciences, Inc. (a)	10	165
Kiniksa Pharmaceuticals Ltd. - Class A (a)	6	72
Kodiak Sciences, Inc. (a)	6	550
Krystal Biotech, Inc. (a)	4	313
Kura Oncology, Inc. (a)	7	96
Lantheus Holdings Inc. (a)	14	402
Larimar Therapeutics, Inc. (a)	2	17
Leap Therapeutics, Inc. (a) (c)	20	63
LeMaitre Vascular Inc.	4	218
Lensar, Inc. (a)	1	6
Lexicon Pharmaceuticals, Inc. (a)	28	112
LHC Group, Inc. (a)	5	711
Ligand Pharmaceuticals Incorporated (a)	3	414
Lineage Cell Therapeutics, Inc. (a) (c)	4	11
Liquidia Technologies, Inc. (a) (c)	4	17
LivaNova PLC (a)	9	813
Logicbio Therapeutics, Inc. (a)	2	5
MacroGenics Inc. (a)	14	220
Madrigal Pharmaceuticals Inc. (a)	2	203
Magellan Health Services Inc. (a)	1	142
Magenta Therapeutics, Inc. (a)	12	54
Marinus Pharmaceuticals, Inc. (a) (c)	7	78
Marker Cell Therapy, Inc. (a)	9	8
MediciNova, Inc. (a)	3	8
Mednax, Inc. (a)	14	380
Medpace Holdings, Inc. (a)	6	1,382
MEI Pharma, Inc. (a)	22	59
MeiraGTx Holdings plc (a)	9	222
Meridian Bioscience Inc. (a)	9	184
Merit Medical Systems Inc. (a)	10	628
Merrimack Pharmaceuticals Inc. (a)	1	3
Mersana Therapeutics, Inc. (a)	4	28
Mesa Laboratories, Inc.	1	237
Milestone Pharmaceuticals Inc. (a)	2	11
Minerva Neurosciences Inc. (a)	1	1
ModivCare Inc. (a)	3	395
Molecular Templates, Inc. (a)	9	37
Morphic Holding, Inc. (a)	4	188
Mustang Bio, Inc. (a)	21	34
Myriad Genetics, Inc. (a)	13	368
NanoString Technologies, Inc. (a)	3	126
National Healthcare Corp.	3	214
National Research Corp.	4	186
Natus Medical Inc. (a)	8	200
Nektar Therapeutics (a)	35	469
Neogen Corp. (a)	15	692
Neogenomics Laboratories, Inc. (a)	19	641
Neoleukin Therapeutics, Inc. (a)	2	12
Neuronetics, Inc. (a)	2	10
Nevro Corp. (a)	6	453
Nextcure, Inc. (a) (c)	6	37
Nextgen Healthcare Inc. (a)	16	292
NGM Biopharmaceuticals, Inc. (a)	11	203
Nurix Therapeutics, Inc. (a)	2	70
NuVasive Inc. (a)	9	491
Omnicell, Inc. (a)	7	1,348
Oncocyte Corporation (a)	10	21
Onconova Therapeutics, Inc. (a)	3	7
Opiant Pharmaceuticals, Inc. (a)	1	17
OPKO Health, Inc. (a)	80	385
OptimizeRX Corporation (a)	4	250
Option Care Health, Inc. (a)	27	775
Orasure Technologies, Inc. (a)	15	135
Organogenesis Holdings Inc. - Class A (a)	6	58
Organon & Co.	—	14
Orgenesis Inc. (a) (c)	2	7
Orthofix Medical Inc. (a)	5	140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Orthopediatrics Corp. (a)	3	201
Osmotica Pharmaceuticals Public Limited Company (a)	2	2
Otonomy, Inc. (a)	6	12
Owens & Minor Inc.	15	633
Oyster Point Pharma, Inc. (a) (c)	1	10
Pacira Biosciences, Inc. (a)	8	468
Patterson Cos. Inc.	18	521
PDL BioPharma, Inc. (a) (d)	14	49
Perrigo Company Public Limited Company	22	840
Personalis, Inc. (a)	7	102
PetIQ, Inc. - Class A (a)	6	142
Phathom Pharmaceuticals, Inc. (a)	2	43
Phibro Animal Health Corporation - Class A	5	105
Pieris AG (a)	12	47
Pliant Therapeutics, Inc. (a)	—	6
Poseida Therapeutics, Inc. (a)	5	34
Pphm, Inc. (a)	12	356
Precigen, Inc. (a)	6	22
Precision BioSciences Inc (a)	12	88
Premier Healthcare Solutions, Inc. - Class A	17	718
Prestige Consumer Healthcare Inc. (a)	10	598
Progyny, Inc. (a)	15	745
Protagonist Therapeutics, Inc. (a)	8	267
Prothena Corporation Public Limited Company (a)	9	453
Quanterix Corporation (a)	6	261
Quidel Corporation (a)	4	509
R1 RCM Inc. (a)	34	858
RadNet Inc. (a)	12	351
Raptor Pharmaceuticals Inc. (a)	5	182
Regenxbio Inc. (a)	9	289
Relmada Therapeutics, Inc. (a)	2	51
Repare Therapeutics Inc. (a)	1	30
Replimune Group, Inc. (a)	7	180
Revance Therapeutics Inc. (a)	12	203
Revolution Medicines, Inc. (a)	5	130
Rhythm Pharmaceuticals, Inc. (a)	4	35
Rigel Pharmaceuticals Inc. (a)	39	102
Rocket Pharmaceuticals, Ltd. (a)	8	185
Rubius Therapeutics, Inc. (a)	5	46
Sage Therapeutics Inc. (a)	10	405
Sangamo Therapeutics Inc. (a)	30	223
Satsuma Pharmaceuticals, Inc. (a)	5	22
Scholar Rock Holding Corporation (a)	5	118
Schrodinger, Inc. (a)	2	52
scPharmaceuticals Inc. (a)	—	—
SeaSpine Holdings Corporation (a)	8	109
Select Medical Holdings Corporation	26	754
Semler Scientific, Inc. (a)	1	112
Sensus Healthcare, Inc. (a)	1	6
Shockwave Medical, Inc. (a)	2	267
SI-BONE, Inc. (a)	6	140
Sierra Oncology, Inc. (a)	1	13
SIGA Technologies, Inc. (a)	17	130
Simulations Plus Inc.	—	12
Sio Gene Therapies, Inc. (a)	14	18
Solid Biosciences Inc. (a)	1	2
Spectrum Pharmaceuticals, Inc. (a)	30	38
Spero Therapeutics, Inc. (a) (c)	7	111
Springworks Therapeutics, Inc. (a)	8	477
Staar Surgical Co. (a)	8	689
Stereotaxis, Inc. (a)	14	90
Stoke Therapeutics, Inc. (a)	4	93
Supernus Pharmaceuticals Inc. (a)	11	322
Surface Oncology, Inc. (a)	11	52
Surgalign Holdings, Inc. (a)	9	6
SurModics Inc. (a)	3	145
Sutro Biopharma, Inc. (a)	9	136
Symbion, Inc. (a)	14	772
Syndax Pharmaceuticals, Inc. (a)	10	220
Synlogic Operating Company, Inc. (a)	2	5
Syros Pharmaceuticals, Inc. (a)	15	48
Tactile Systems Technology, Inc. (a)	4	72
Taro Pharmaceutical Industries Ltd (a)	4	216
TCR2 Therapeutics Inc. (a)	8	35
Tenet Healthcare Corporation (a)	14	1,159
The Ensign Group, Inc.	9	760
The Joint Corp (a)	3	215
The Pennant Group, Inc. (a)	6	136
Tivity Health, Inc. (a)	11	286
TRACON Pharmaceuticals, Inc. (a) (c)	3	9
TransMedics Group, Inc. (a)	6	124
Travere Therapeutics, Inc. (a)	10	295
Tricida, Inc. (a) (c)	1	13
Triple-S Management Corp. - Class B (a)	7	240
Turning Point Therapeutics, Inc. (a)	5	228
Twist Bioscience Corporation (a)	7	571
U. S. Physical Therapy, Inc.	3	250
Ultragenyx Pharmaceutical Inc. (a)	7	564
Unity Biotechnology, Inc. (a)	7	10
Utah Medical Products Inc.	1	86
Vanda Pharmaceuticals Inc. (a)	14	222
Vapotherm, Inc. (a)	6	115
Varex Imaging Corporation (a)	9	268
VBI Vaccines (Delaware) Inc. (a) (c)	11	25
Venus Concept Inc. (a)	10	17
Verastem, Inc. (a)	41	85
Vericel Corporation (a)	8	296
Verrica Pharmaceuticals Inc. (a)	1	10
ViewRay, Inc. (a)	33	180
Viking Therapeutics, Inc. (a)	17	79
VIR Biotechnology, Inc. (a)	5	194
Vocera Communications, Inc. (a)	8	491
Voyager Therapeutics, Inc. (a)	3	7
VYNE Therapeutics Inc. (a) (c)	—	—
Wave Life Sciences Ltd. (a)	2	6
X4 Pharmaceuticals, Inc. (a)	5	11
Xbiotech Inc (a)	6	68
Xencor, Inc. (a)	11	431
Xenon Pharmaceuticals Inc. (a)	8	255
Y-mAbs Therapeutics, Inc. (a)	5	80
ZIOPHARM Oncology, Inc. (a) (c)	28	30
Zogenix, Inc. (a)	11	180
		78,773
Consumer Discretionary 13.2%
1-800-Flowers.Com, Inc. - Class A (a)	8	177
Abercrombie & Fitch Co. - Class A (a)	11	372
Acushnet Holdings Corp.	15	774
Adient Public Limited Company (a)	14	675
Adtalem Global Education Inc. (a)	10	306
American Axle & Manufacturing Holdings, Inc. (a)	24	224
American Eagle Outfitters, Inc. (c)	28	699
American Outdoor Brands, Inc. (a)	4	79
American Public Education, Inc. (a)	5	103
America's Car Mart, Inc. (a)	1	148
Ark Restaurants Corp.	1	10
ARKO Corp. - Class A (a)	6	52
Asbury Automotive Group, Inc. (a)	3	595
Aspen Group, Inc. (a)	6	14
AutoNation, Inc. (a)	3	372
Ballantyne Strong, Inc. (a)	2	7
Barnes & Noble Education, Inc. (a)	11	74
Bassett Furniture Industries, Incorporated	2	38
BBQ Holdings, Inc. (a)	1	21
Beazer Homes USA, Inc. (a)	7	156
Bed Bath & Beyond Inc. (a)	15	223
Big 5 Sporting Goods Corporation (c)	3	52
Big Lots, Inc.	5	234
BJ's Restaurants, Inc.	4	128
Bloomin' Brands, Inc. (a)	14	302
Bluegreen Vacations Holding Corporation - Class A (a)	5	174
Boot Barn Holdings, Inc. (a)	5	672
Boyd Gaming Corporation (a)	—	25
Bright Horizons Family Solutions Inc. (a)	2	249
Brinker International Inc. (a)	5	200
Brunswick Corp.	2	171
Buckle Inc.	9	376
Build-A-Bear Workshop Inc.	4	75
Caleres Inc.	9	206

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Callaway Golf Co. (a)	2	66
Camping World Holdings, Inc. - Class A (c)	7	300
CarParts.com, Inc. (a)	11	129
Carriage Services Inc.	4	288
Carrols Restaurant Group, Inc. (a)	13	38
Carter's Inc.	7	746
Cato Corp. - Class A	5	78
Cavco Industries Inc. (a)	1	456
Century Casinos Inc. (a)	7	89
Century Communities Inc.	5	446
Charles & Colvard, Ltd. (a)	4	10
Cheesecake Factory Inc. (a)	6	228
Chico's FAS Inc. (a)	33	177
Childrens Place Retail Stores Inc. (a)	1	93
Choice Hotels International Inc.	4	684
Chuy's Holdings Inc. (a)	3	100
Citi Trends, Inc. (a)	2	147
CLARUS Corporation	7	196
Columbia Sportswear Co.	7	704
Conn's Inc. (a)	7	171
Container Store Group Inc. (a)	13	134
Cooper-Standard Holdings Inc. (a)	4	82
Copa Holdings, S.A. - Class A (a)	4	335
Cracker Barrel Old Country Store, Inc.	4	505
Crocs Inc. (a)	9	1,184
Culp Inc.	2	19
Dana Holding Corp.	27	625
Dave & Buster's Entertainment Inc. (a)	6	221
Del Taco Restaurants Inc.	7	92
Delta Apparel Inc. (a)	2	56
Denny's Corporation (a)	12	197
Designer Brands Inc. - Class A (a)	12	174
Dick's Sporting Goods Inc. (c)	3	325
Dillard's Inc. - Class A	3	731
Dine Brands Global Inc.	2	176
Dorman Products Inc. (a)	5	600
Duluth Holdings Inc. - Class B (a)	3	52
Educational Development Corporation	1	6
El Pollo Loco Holdings Inc. (a)	8	118
Escalade Inc.	3	48
Ethan Allen Interiors Inc.	5	140
Everi Holdings Inc. (a)	12	254
Fiesta Restaurant Group, Inc. (a)	7	73
Fisker Group Inc. - Class A (a)	9	137
Flexsteel Industries Inc.	1	31
Foot Locker, Inc.	17	744
Fossil Group, Inc. (a)	11	111
Fox Factory Holding Corp. (a)	3	585
Franchise Group, Inc.	4	227
Frontdoor, Inc. (a)	11	416
Full House Resorts, Inc. (a)	7	81
Funko Inc. - Class A (a)	7	130
Garrett Motion Inc. (a)	12	93
Genesco Inc. (a)	3	199
Gentherm Incorporated (a)	6	486
G-III Apparel Group, Ltd. (a)	8	213
Gopro Inc. - Class A (a)	19	199
Graham Holdings Co. - Class B	1	343
Grand Canyon Education, Inc. (a)	9	757
Grantley Adams International Airport Inc. - Class A (a)	3	30
Green Brick Partners Inc. (a)	9	285
Group 1 Automotive Inc.	3	576
Groupon, Inc. (a)	1	23
Guess Inc.	10	244
H & R Block, Inc.	24	564
Hamilton Beach Brands Holding Company - Class A	1	12
Hanesbrands Inc.	35	579
Harley-Davidson, Inc.	21	791
Haverty Furniture Cos. Inc.	4	121
Helen of Troy Ltd (a)	4	990
Hibbett Sports Inc.	3	202
Hilton Grand Vacations Inc. (a)	18	917
Hooker Furniture Corp.	3	67
Horizon Global Corporation (a)	1	10
Houghton Mifflin Harcourt Company (a)	23	372
Hovnanian Enterprises, Inc. - Class A (a)	1	127
iMedia Brands, Inc. - Class A (a)	3	17
Inspired Entertainment, Inc. (a)	6	73
Installed Building Products, Inc.	4	507
International Game Technology PLC	29	852
iRobot Corp. (a)	5	342
Jack in the Box Inc.	3	226
Johnson Outdoors Inc. - Class A	2	168
KB Home	17	754
Kirkland's Inc. (a) (c)	2	36
Kohl's Corporation	12	595
Kontoor Brands, Inc.	10	505
Koss Corporation (a)	1	7
Kura Sushi USA, Inc. (a)	—	32
Lakeland Industries Inc. (a)	2	35
Lands' End, Inc. (a)	7	142
Laureate Education Inc. - Class A	16	192
La-Z-Boy Inc.	7	256
Lazydays Holdings, Inc. (a)	3	60
LCI Industries	5	717
Legacy Housing Corporation (a)	5	144
Leggett & Platt Inc.	15	623
LGI Homes, Inc. (a)	4	657
Lifetime Brands, Inc.	4	68
Lincoln Educational Services Corporation (a)	6	46
Liquidity Services, Inc. (a)	7	160
Lumber Liquidators, Inc. (a)	5	90
M/I Homes, Inc. (a)	2	129
Macy's, Inc.	59	1,539
Malibu Boats, Inc. - Class A (a)	4	283
Marine Products Corp.	4	47
MarineMax Inc. (a)	4	260
Marriott Vacations Worldwide Corporation	6	986
MasterCraft Boat Holdings, Inc. (a)	3	98
Mattel, Inc. (a)	22	476
MDC Holdings Inc.	13	741
Medifast, Inc.	2	377
Meritage Homes Corporation (a)	2	286
Modine Manufacturing Co. (a)	11	106
Monarch Casino & Resort Inc. (a)	2	153
Monro Inc.	6	335
Motorcar Parts of America Inc. (a)	4	75
Movado Group Inc.	4	168
Murphy USA Inc.	5	978
Nathan's Famous Inc.	1	42
National Vision Holdings, Inc. (a)	14	684
Nautilus, Inc. (a)	6	40
Noodles & Company - Class A (a)	8	74
Nordstrom Inc. (a)	13	292
Obh Inc. - Class A (a)	—	6
Obh Inc. - Class B (a)	1	78
Office Depot, Inc. (a)	8	299
Ollie's Bargain Outlet Holdings Inc. (a)	11	546
OneSpaWorld Holdings Limited (a)	13	131
Onewater Marine Inc. - Class A (a)	2	126
Oxford Industries Inc.	3	273
Papa John's International Inc.	5	677
Party City Holdco Inc. (a)	20	112
Penske Automotive Group, Inc.	7	760
Perdoceo Education Corporation (a)	18	215
PetMed Express Inc. (c)	5	123
Planet Fitness, Inc. - Class A (a)	2	219
Playa Hotels & Resorts N.V. (a)	22	178
PlayAGS, Inc. (a)	8	56
Polaris Industries Inc.	6	660
PROG Holdings, Inc.	12	542
Purple Innovation, Inc. (a)	7	92
PVH Corp.	5	504
Quotient Technology Inc. (a)	15	108
Qurate Retail, Inc. - Series A	59	448
RCI Hospitality Holdings, Inc.	2	168
Red Robin Gourmet Burgers, Inc. (a)	3	42
Red Rock Resorts, Inc. - Class A	12	648

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Regis Corp. (a) (c)	7	12
Rent-A-Center, Inc.	9	413
Revolve Group - Class A (a)	6	364
Rocky Brands Inc.	2	74
Ruth's Hospitality Group Inc. (a)	6	123
Salem Media Group, Inc. - Class A (a)	3	8
Sally Beauty Holdings, Inc. (a)	17	323
Scientific Games Corporation (a)	10	684
Seaworld Entertainment, Inc. (a)	11	736
Shake Shack Inc. - Class A (a)	5	359
Shoe Carnival Inc.	7	271
Shutterstock Inc.	6	683
Signet Jewelers Limited	10	897
Six Flags Operations Inc.	3	148
Skechers U.S.A. Inc. - Class A (a)	18	779
Skyline Corp. (a)	11	905
Sleep Number Corporation (a)	3	259
Smith & Wesson Brands, Inc.	9	166
Sonic Automotive, Inc. - Class A	5	228
Sonos, Inc. (a)	17	505
Sportsman's Warehouse Holdings, Inc. (a)	6	73
Standard Motor Products Inc.	5	266
Steven Madden Ltd.	13	594
Stitch Fix, Inc. - Class A (a)	12	234
Stoneridge, Inc. (a)	5	100
Strategic Education, Inc.	2	108
Strattec Security Corp. (a)	1	31
Stride, Inc. (a)	7	246
Superior Industries International Inc. (a)	5	21
Superior Uniform Group Inc.	3	76
Sypris Solutions, Inc. (a)	3	6
Taylor Morrison Home II Corporation - Class A (a)	20	702
Tempur Sealy International, Inc.	9	408
Tenneco Inc. - Class A (a)	16	185
Terminix Global Hldgs Inc. (a)	16	734
Texas Roadhouse Inc. - Class A	8	740
The Aaron's Company, Inc.	3	82
The Goodyear Tire & Rubber Company (a)	44	936
The Lovesac Company (a)	3	195
The One Group Hospitality, Inc. (a)	6	81
The Wendy's Company	32	758
Thor Industries Inc.	6	665
Tile Shop Holdings, Inc.	8	58
Tilly's Inc. - Class A	6	103
TopBuild Corp. (a)	1	323
Travel + Leisure Co.	13	701
TRI Pointe Homes, Inc. (a)	18	503
Tuesday Morning Corporation (a) (c)	18	41
Tupperware Brands Corp. (a)	8	122
Unifi Inc. (a)	4	84
Universal Electronics Inc. (a)	3	106
Universal Technical Institute Inc. (a)	8	63
Urban Outfitters Inc. (a)	18	538
Veoneer, Inc. (a)	2	63
Vera Bradley, Inc. (a)	8	66
Vincent Holding Corp. (a)	1	7
Vista Outdoor Inc. (a)	12	536
Visteon Corporation (a)	4	463
VOXX International Corporation - Class A (a)	3	29
Weyco Group Inc.	1	14
Wingstop Inc.	4	757
Winmark Corp.	1	178
Winnebago Industries Inc.	6	460
Wolverine World Wide, Inc.	12	348
WW International, Inc. (a)	9	145
Wyndham Hotels & Resorts, Inc.	2	187
XPEL, Inc. (a)	2	167
YETI Holdings, Inc. (a)	5	383
Zovio Inc. (a)	2	3
Zumiez Inc. (a)	5	242
		74,290
Materials 6.3%
Advanced Emissions Solutions, Inc. (a)	4	23
AdvanSix Inc.	7	341
AgroFresh Solutions, Inc. (a)	4	9
Alcoa Corporation	26	1,570
Allegheny Technologies Incorporated (a)	24	386
Alpha Metallurgical Resources, Inc. (a)	4	270
American Vanguard Corporation	8	127
Ampco-Pittsburgh Corporation (a)	3	13
Andina Acquisition Corporation	12	315
Arconic Corporation (a)	20	675
Ashland Global Holdings Inc.	9	994
Avient Corporation	16	876
Axalta Coating Systems Ltd. (a)	9	295
Balchem Corporation	6	927
Bioceres Crop Solutions Corp. (a)	1	11
Cabot Corp.	9	484
Carpenter Technology Corp.	7	191
Century Aluminum Co. (a)	15	249
Chase Corporation	2	180
Clearwater Paper Corporation (a)	4	136
Coeur d'Alene Mines Corp. (a)	47	237
Commercial Metals Co.	20	716
Compass Minerals International, Inc.	5	274
Comstock Mining Inc. (a)	6	8
Core Molding Technologies Inc. (a)	—	2
Eagle Materials Inc.	8	1,307
Element Solutions, Inc.	41	989
Ferro Corporation (a)	13	293
Ferroglobe PLC (a)	44	272
Ferroglobe Rep and Warranty Insurance Trust (a) (d)	9	—
Flotek Industries Inc. (a)	5	6
Forterra, Inc. (a)	5	116
Fortitude Gold Corporation	2	15
Friedman Industries, Incorporated	2	14
FutureFuel Corp.	10	79
GCP Applied Technologies Inc. (a)	10	326
Glatfelter Corporation	8	142
Gold Resource Corporation	18	28
Graphic Packaging Holding Company	51	986
Greif Inc. - Class A	4	239
Greif Inc. - Class B	2	149
H.B. Fuller Company	9	696
Hawkins Inc.	5	180
Haynes International Inc.	3	119
Hecla Mining Co.	90	468
Huntsman Corp.	11	385
Ingevity Corporation (a)	6	446
Innospec Inc.	3	294
Intrepid Potash, Inc. (a)	3	123
Kaiser Aluminum Corporation	2	182
Koppers Holdings Inc. (a)	5	147
Kraton Corporation (a)	6	299
Kronos Worldwide, Inc.	14	208
Livent Corporation (a)	18	450
Louisiana-Pacific Corp.	15	1,214
LSB Industries Inc. (a)	16	175
Materion Corp.	2	227
Mercer International Inc.	17	200
Minera Andes Inc. (a)	4	3
Minerals Technologies Inc.	6	446
Myers Industries Inc.	9	179
Neenah Inc.	3	156
NewMarket Corp.	2	587
Nexa Resources S.A. (c)	7	56
O-I Glass, Inc. (a)	20	239
Olin Corporation	19	1,103
Olympic Steel, Inc.	3	65
Orion Engineered Carbons Finance & Co. S.C.A.	9	173
Park Aerospace Technologies Corp.	4	55
PQ Group Holdings Inc.	17	179
Quaker Chemical Corp.	3	629
Ramaco Resources, Inc. (a)	6	85
Ranpak Holdings Corp - Class A (a)	15	576
Rayonier Advanced Materials Inc. (a)	17	94
Resolute Forest Products Inc.	18	272
Reynolds Consumer Products LLC	9	297

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Reynolds Group Holdings Limited	4	46
Royal Gold Inc.	8	872
Ryerson Holding Corp.	9	239
Schnitzer Steel Industries Inc. - Class A	5	258
Schweitzer-Mauduit International Inc.	5	156
Sensient Technologies Corporation	7	708
Silgan Holdings Inc.	18	775
Smith-Midland Corporation (a)	1	42
Sonoco Products Co.	5	263
Standard Lithium Ltd. (a) (c)	3	33
Stepan Co.	4	454
Summit Materials, Inc. - Class A (a)	21	858
SunCoke Energy, Inc.	17	114
Synalloy Corp. (a)	2	29
The Chemours Company	25	840
TimkenSteel Corp. (a)	12	193
Trecora Resources (a)	6	45
Tredegar Corp.	8	89
Trinseo Public Limited Company	7	358
Tronox Holdings PLC	25	604
UFP Technologies Inc. (a)	2	119
United States Lime & Minerals Inc.	1	176
United States Steel Corporation	38	901
Universal Stainless & Alloy Products Inc. (a)	1	8
Valvoline, Inc.	27	1,012
Venator Materials PLC (a)	23	59
Verso Corporation - Class A	8	227
Warrior Met Coal, Inc.	10	253
Worthington Industries Inc.	8	430
		35,438
Energy 4.7%
Adams Resources & Energy, Inc.	1	22
Alto Ingredients, Inc. (a)	17	83
Altus Midstream LP - Class A	1	36
Antero Midstream Corporation	86	836
Antero Resources Corporation (a)	60	1,044
Arch Resources, Inc. - Class A	4	336
Archrock, Inc.	35	261
Aspen Aerogels, Inc. (a)	6	294
Berry Corporation (Bry)	18	154
Brigham Minerals, Inc. - Class A	6	124
Bristow Group Inc. (a)	5	166
Cactus Inc. - Class A	8	297
California Resources Corporation	10	423
Callon Petroleum Company (a)	9	418
Centennial Resource Development, LLC - Class A (a)	49	295
Centrus Energy Corp. - Class A (a)	3	126
ChampionX Corporation (a)	29	582
Chesapeake Energy Corporation	11	696
Civitas Resources, Inc.	6	309
Clean Energy Fuels Corp. (a)	32	194
CNX Resources Corporation (a)	32	435
Comstock Resources, Inc. (a)	39	315
CONSOL Mining Corporation (a)	9	203
Core Laboratories N.V.	8	174
Crescent Energy Company - Class A (a) (c)	7	91
CVR Energy, Inc.	13	213
Dawson Geophysical Co. (a)	2	4
Delek US Holdings, Inc. (a)	12	183
Denbury Inc. (a)	10	737
DHT Holdings, Inc.	33	171
DMC Global Inc. (a)	4	143
Dorian LPG Ltd.	12	148
Dril-Quip Inc. (a)	7	134
DT Midstream, Inc.	4	209
Earthstone Energy, Inc. - Class A (a)	12	127
Enlink Midstream, LLC	76	522
EQT Corporation (a)	10	214
Equitrans Midstream Corp.	77	792
Evolution Petroleum Corporation	7	35
Expro Group Holdings N.V. (a)	13	188
Exterran Trinidad LLC (a)	6	19
Falcon Minerals Corporation - Class A	10	48
Forum Energy Technologies, Inc. (a)	1	24
FTS International, Inc. - Class A (a)	3	86
Geospace Technologies Corporation (a)	2	14
Green Plains Renewable Energy Inc. (a)	9	300
Gulf Island Fabrication Inc. (a)	2	6
Hallador Energy Company (a)	5	12
Helix Energy Solutions Group, Inc. (a)	30	93
Helmerich & Payne Inc.	16	385
HollyFrontier Corp.	23	757
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	11	158
Kosmos Energy Ltd. (a)	80	276
Laredo Petroleum, Inc. (a)	3	194
Liberty Oilfield Services Inc. - Class A (a)	28	272
Magnolia Oil & Gas Corp. - Class A	33	620
Mammoth Energy Services, Inc. (a)	1	2
Matador Resources Co.	22	802
Matrix Service Co. (a)	6	47
Murphy Oil Corporation	28	721
Nabors Industries Ltd (a)	1	115
NACCO Industries Inc. - Class A	1	33
Natural Gas Services Group, Inc. (a)	2	24
Newpark Resources Inc. (a)	20	58
NextDecade, LLC (a)	5	15
NexTier Oilfield Solutions Inc. (a)	50	177
Nordic American Tankers Limited	19	32
NOV Inc.	52	710
Oasis Petroleum Inc.	3	323
Oceaneering International, Inc. (a)	17	190
Oil States International Inc. (a)	14	68
Overseas Shipholding Group, Inc. - Class A (a)	17	32
Par Pacific Holdings, Inc. (a)	13	214
Patterson-UTI Energy Inc.	29	248
PBF Energy Inc. - Class A (a)	17	221
PDC Energy, Inc.	17	843
Peabody Energy Corp. (a)	23	230
PEDEVCO Corp. (a)	7	7
Phx Minerals Inc. - Class A	5	11
Primeenergy Resources Corporation (a)	—	7
Propetro Holding Corp. (a)	21	174
Range Resources Corporation (a)	48	847
Ranger Oil Corporation - Class A (a)	1	37
Reg Biofuels, LLC (a)	7	309
REX Stores Corp. (a)	1	117
Ring Energy Inc. (a)	18	42
RPC Inc. (a)	38	172
SandRidge Energy, Inc. (a)	8	82
Scorpio Tankers Inc.	12	155
SEACOR Marine Holdings Inc. (a)	1	5
Select Energy Services, Inc. - Class A (a)	19	118
SFL Corporation Ltd.	27	222
SilverBow Resources, Inc. (a)	3	74
SM Energy Company	21	619
Solaris Oilfield Infrastructure, Inc. - Class A	7	46
Southwestern Energy Co. (a)	146	682
Talos Energy Inc. (a)	17	167
Technip Energies N.V. - ADR (a)	6	81
TechnipFMC PLC	69	410
Teekay Tankers Ltd. - Class A (a)	6	67
Tellurian Investments Inc. (a) (c)	42	129
TETRA Technologies, Inc. (a)	34	96
Tidewater Inc. (a)	10	103
Transocean Ltd. (a) (b)	81	224
TravelCenters of America, Inc. (a)	3	166
U.S. Silica Holdings, Inc. (a)	16	153
Uranium Energy Corp. (a) (c)	35	118
VAALCO Energy, Inc. (a)	13	41
Vertex Energy, Inc. (a) (c)	6	28
W&T Offshore, Inc. (a)	4	13
Weatherford International Public Limited Company (a)	5	141
Whiting Petroleum Corporation (a)	7	454
World Fuel Services Corp.	8	219
		26,440
Consumer Staples 4.2%
Alico, Inc.	2	57

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
B&G Foods, Inc.	3	95
Bellring Brands, LLC - Class A (a)	5	138
BJ's Wholesale Club Holdings, Inc. (a)	18	1,222
Calavo Growers Inc.	4	190
Cal-Maine Foods Inc.	6	227
Casey's General Stores Inc.	2	452
Celsius Holdings, Inc. (a)	7	551
Central Garden & Pet Co. (a)	2	103
Central Garden & Pet Co. - Class A (a)	7	325
Coca-Cola Consolidated Inc.	1	686
Coty Inc. - Class A (a)	30	319
Del Monte Fresh Produce Company	8	208
E.L.F. Beauty, Inc. (a)	7	226
Edgewell Personal Care Colombia S A S	8	371
Energizer Holdings, Inc.	11	432
Farmer Bros. Co. (a)	4	32
Flowers Foods Inc.	35	956
Freshpet Inc. (a)	6	581
Grocery Outlet Holding Corp. (a)	15	437
Hain Celestial Group Inc. (a)	14	590
Herbalife Nutrition Ltd. (a)	15	608
Hostess Brands, Inc. - Class A (a)	18	364
Ingles Markets Inc. - Class A	2	214
Ingredion Inc.	9	908
Inter Parfums Inc.	4	379
J&J Snack Foods Corp.	3	422
John B. Sanfilippo & Son Inc.	2	155
Lancaster Colony Corp.	4	647
Landec Corp. (a)	6	69
LifeVantage Corporation (a)	2	12
Limoneira Co.	4	54
MGPI Processing, Inc. (c)	3	284
National Beverage Corp. (c)	9	418
Natural Alternatives International Inc. (a)	1	11
Natural Grocers By Vitamin Cottage, Inc.	5	69
Natural Health Trends Corp.	1	6
Nature's Sunshine Products Inc.	5	93
Newage, Inc. (a)	26	27
Nu Skin Enterprises, Inc. - Class A	7	378
Oil-Dri Corp. of America	—	13
Performance Food Group, Inc. (a)	22	1,005
Pilgrim's Pride Corporation (a)	24	678
Post Holdings, Inc. (a)	8	874
PriceSmart Inc.	6	438
Rite Aid Corporation (a)	13	192
Rocky Mountain Chocolate Factory, Inc. (a)	2	12
Sanderson Farms Inc.	4	792
Seaboard Corp.	—	484
Seneca Foods Corp. - Class A (a)	2	78
SpartanNash Co.	8	198
Spectrum Brands Legacy, Inc.	7	708
Sprouts Farmers Market, Inc. (a)	20	584
The Andersons, Inc.	7	288
The Chefs' Warehouse, Inc. (a)	4	144
The Simply Good Foods Company (a)	14	571
Tootsie Roll Industries Inc.	5	169
Treehouse Foods, Inc. (a)	8	315
Turning Point Brands, Inc.	4	144
United Natural Foods Inc. (a)	11	519
United-Guardian Inc.	—	2
Universal Corp.	3	188
US Foods Holding Corp. (a)	12	414
USANA Health Sciences, Inc. (a)	3	342
Vector Group Ltd.	25	284
Village Super Market Inc. - Class A	2	51
Vital Farms, Inc. (a)	6	104
WD-40 Co.	2	434
Weis Markets Inc.	5	330
Whole Earth Brands, Inc. - Class A (a)	4	45
		23,716
Utilities 3.0%
ALLETE, Inc.	10	630
American States Water Company	6	660
Artesian Resources Corporation - Class A	2	97
Atlantica Yield PLC	17	593
Avista Corporation	11	459
Black Hills Corporation	10	722
California Water Service Group	8	566
Chesapeake Utilities Corporation	3	375
Clearway Energy, Inc. - Class A	6	191
Clearway Energy, Inc. - Class C	12	449
Consolidated Water Co. Ltd.	3	35
Genie Energy Ltd. - Class B (a)	3	19
Hawaiian Electric Industries Inc.	17	687
IDACORP Inc.	8	884
MDU Resources Group Inc.	27	841
MGE Energy, Inc.	5	451
Middlesex Water Co.	2	288
National Fuel Gas Company	14	883
New Jersey Resources Corp.	17	696
Northwest Natural Holding Company	4	198
NorthWestern Corp.	8	458
OGE Energy Corp.	30	1,149
One Gas, Inc.	8	639
Ormat Technologies Inc.	9	733
Otter Tail Corp.	7	480
PNM Resources, Inc.	5	216
Portland General Electric Co.	14	742
Pure Cycle Corporation (a)	6	85
RGC Resources, Inc.	1	30
SJW Corp.	4	306
South Jersey Industries Inc.	17	446
Southwest Gas Corp.	9	619
Spire, Inc.	7	467
Sunnova Energy International Inc. (a)	18	496
Unitil Corp.	4	170
Via Renewables, Inc. - Class A	3	33
York Water Co.	3	143
		16,936
Communication Services 2.8%
AMC Networks, Inc. - Class A (a)	5	182
ANGI Homeservices Inc. - Class A (a)	18	163
Anterix Inc. (a)	4	256
ATN International Limited	4	159
Audacy, Inc. - Class A (a)	34	89
Azek Company Inc - Class A (a)	14	651
Bandwidth Inc. - Class A (a)	—	36
Boston Omaha Corporation - Class A (a)	6	166
Cargurus Inc. - Class A (a)	15	491
Cars.com Inc. (a)	15	237
Chicken Soup For The Soul Entertainment Inc. - Class A (a)	1	13
Cinedigm Corp. - Class A (a)	35	41
Cinemark Holdings, Inc. (a)	17	277
Cogent Communications Group, Inc.	7	518
comScore, Inc. (a)	20	68
Consolidated Communications Holdings Inc. (a)	21	158
Cumulus Media Inc. - Class A (a)	4	48
Daily Journal Corp. (a)	—	106
DHI Group, Inc. (a)	12	76
Dolphin Entertainment, LLC (a)	2	19
Entravision Communications Corporation - Class A	14	94
Eventbrite, Inc. - Class A (a)	3	58
EW Scripps Co. - Class A (a)	11	217
Fluent Inc. (a)	18	36
FuboTV Inc. (a) (c)	18	286
Gannett Media Corp. (a)	31	166
Globalstar, Inc. (a) (c)	61	71
Gogo LLC (a)	2	22
Gray Television, Inc.	17	342
Hemisphere Media Group, Inc. - Class A (a)	5	37
IDT Corp. - Class B (a)	5	226
iHeartMedia, Inc. - Class A (a)	23	483
IMAX Corporation (a)	11	198
Iridium Communications Inc. (a)	22	897
John Wiley & Sons Inc. - Class A	7	413
Lee Enterprises, Incorporated (a)	1	40
Liberty Braves Group - Series A (a)	2	52
Liberty Braves Group - Series C (a)	6	181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Liberty Latin America Ltd. - Class A (a)	10	113
Liberty Latin America Ltd. - Class C (a)	32	368
Lions Gate Entertainment Corp. - Class A (a)	16	258
Lions Gate Entertainment Corp. - Class B (a)	25	388
Loyalty Ventures Inc. (a)	3	100
Madison Square Garden Entertainment Corp. - Class A (a)	4	280
Marchex, Inc. - Class B (a)	—	—
Marcus Corp. (a) (c)	6	104
National CineMedia, Inc.	3	10
Nexstar Media Group, Inc. - Class A	7	1,043
Ooma, Inc. (a)	5	110
QuinStreet, Inc. (a)	11	200
Reading International Inc. - Class A (a)	2	10
Saga Communications Inc. - Class A	—	7
Scholastic Corp.	3	119
Sciplay Corporation - Class A (a)	4	52
Shenandoah Telecommunications Company	6	157
Spok Holdings, Inc.	1	10
TechTarget, Inc. (a)	5	437
TEGNA Inc.	38	706
Telephone & Data Systems Inc.	18	369
Telesat Corporation - Class A (a)	2	68
Thryv Holdings, Inc. (a)	6	264
Townsquare Media Inc. - Class A (a)	3	43
Travelzoo (a)	2	19
TripAdvisor Inc. (a)	13	344
Truecar, Inc. (a)	21	73
Urban One, Inc. - Class A (a)	2	10
Urban One, Inc. - Class D (a)	7	24
US Cellular Corp. (a)	7	226
Vonage Holdings Corp. (a)	37	767
WideOpenWest, Inc. (a)	9	199
World Wrestling Entertainment, Inc. - Class A	7	366
Yelp Inc. (a)	12	440
Zedge, Inc. - Class B (a)	1	9
Ziprecruiter, Inc. - Class A (a)	12	303
Zynga Inc. - Class A (a)	30	192
		15,761
Real Estate 0.9%
Cushman & Wakefield PLC (a)	41	909
Douglas Elliman Inc. (a)	12	142
Dwight A. Walker Real Estate, Inc. - Class A	3	105
eXp World Holdings, Inc.	11	387
First Industrial Realty Trust, Inc.	1	72
Five Point Holdings, LLC - Class A (a)	16	107
Florida Rock Properties, Inc. (a)	2	125
Forestar Group Inc. (a)	9	206
Kennedy-Wilson Holdings Inc.	22	519
Marcus & Millichap Inc. (a)	6	330
Maui Land & Pineapple Co. Inc. (a)	1	10
Newmark Group, Inc. - Class A	28	523
Rafael Holdings, Inc. - Class B (a)	4	21
Realogy Holdings Corp. (a)	21	345
St. Joe Co.	9	463
Tejon Ranch Co. (a)	6	115
The Howard Hughes Corporation (a)	8	856
The RMR Group Inc. - Class A	3	112
		5,347
Total Common Stocks (cost $494,764)		562,218
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (e)	1	42
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31	—	16
Total Preferred Stocks (cost $60)		58
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	11	17
Ikonics Corporation (a) (d)	—	—
Lantheus Holdings, Inc. (a) (d)	3	1
Pfenex Inc. (a) (d)	2	—
Xeris Pharmaceuticals, Inc. (a) (f)	14	2
ZAGG Inc (a) (d)	4	—
Total Rights (cost $0)		20
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.03% (g) (h)	2,801	2,801
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (g) (h)	1,241	1,241
Total Short Term Investments (cost $4,042)		4,042
Total Investments 100.6% (cost $498,866)		566,338
Other Assets and Liabilities, Net (0.6)%		(3,304)
Total Net Assets 100.0%		563,034

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	561,937	227	54	562,218
Preferred Stocks	58	—	—	58
Rights	—	2	18	20
Short Term Investments	4,042	—	—	4,042
	566,037	229	72	566,338

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 40.5%
U.S. Treasury Note 17.5%
Treasury, United States Department of
0.13%, 01/31/23 - 04/30/23	218,330	217,328
0.38%, 10/31/23 - 11/30/25	33,120	32,167
0.50%, 11/30/23 - 06/30/27	47,450	45,674
0.75%, 12/31/23 - 08/31/26	51,040	50,969
1.00%, 12/15/24	86,580	86,661
0.88%, 09/30/26	3,140	3,084
1.13%, 10/31/26 - 08/31/28	6,760	6,673
1.25%, 11/30/26 - 08/15/31	66,180	66,010
1.38%, 10/31/28 - 11/15/31	99,790	99,038
1.50%, 11/30/28	7,300	7,330
0.63%, 05/15/30 - 08/15/30	6,600	6,162
1.63%, 05/15/31	3,030	3,067
		624,163
Mortgage-Backed Securities 11.7%
Federal Home Loan Mortgage Corporation
2.40%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/47	66,430	69,499
3.50%, 10/01/47	12,954	13,773
4.00%, 10/01/48	2,978	3,173
2.00%, 11/01/50 - 12/01/51	47,323	47,514
Federal National Mortgage Association, Inc.
4.00%, 03/01/22 - 06/01/49	30,227	32,326
5.50%, 05/01/22 - 09/01/25	24	24
4.50%, 06/01/22 - 07/01/42	3,413	3,680
2.14%, 10/01/29	19,300	19,764
2.28%, 11/01/29	10,700	11,069
2.37%, 12/01/29	12,200	12,704
2.26%, 01/01/30	4,700	4,856
3.00%, 07/01/34 - 04/01/47	8,032	8,411
2.50%, 08/01/34 - 12/01/51	74,125	76,432
1.73%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	157	161
2.33%, (1 Year Treasury + 2.24%), 01/01/36 (a)	2,103	2,215
5.00%, 12/01/38 - 04/01/44	669	747
1.28%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	67	68
2.00%, 11/01/50 - 03/01/51	55,090	55,128
2.50%, 01/01/52 (b)	3,500	3,587
Government National Mortgage Association
1.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	8	8
2.00%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	21	21
5.00%, 02/15/38 - 07/15/39	4,593	5,149
3.00%, 11/15/44 - 07/15/45	1,324	1,396
2.50%, 10/20/51 - 11/20/51	42,723	44,264
		415,969
Sovereign 5.2%
Abu Dhabi, Government of
3.13%, 04/16/30 (c)	1,000	1,080
1.70%, 03/02/31 (d)	1,000	970
3.13%, 09/30/49 (d)	2,000	2,039
3.88%, 04/16/50 (d)	600	698
Assembleia da Republica
2.88%, 10/15/25, EUR (d)	656	838
1.95%, 06/15/29, EUR (d)	1,000	1,289
0.48%, 10/18/30, EUR (d)	3,090	3,569
Bundesrepublik Deutschland
0.00%, 02/15/30 - 08/15/30, EUR	4,947	5,759
0.00%, 02/15/31, EUR (d)	2,380	2,761
Cabinet Office, Government of Japan
0.10%, 03/20/28, JPY	410,000	3,601
1.90%, 03/20/31, JPY	133,000	1,354
1.60%, 03/20/33 - 12/20/33, JPY	384,000	3,885
1.50%, 06/20/34, JPY	350,000	3,529
1.30%, 06/20/35, JPY	385,000	3,812
1.20%, 09/20/35, JPY	154,600	1,514
0.50%, 03/20/38, JPY	548,500	4,874
Canada, Government of
1.50%, 06/01/23, CAD	2,430	1,939
0.25%, 03/01/26, CAD	2,830	2,149
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	300	298
3.30%, 03/11/41	1,050	1,055
3.55%, 03/10/51	1,000	1,043
Commonwealth of Australia
2.75%, 04/21/24, AUD	1,840	1,403
1.00%, 12/21/30, AUD (d)	5,070	3,486
1.50%, 06/21/31, AUD	610	437
Estado Espanol
0.35%, 07/30/23, EUR	890	1,028
1.60%, 04/30/25, EUR (d)	1,100	1,334
1.30%, 10/31/26, EUR	1,360	1,656
0.60%, 10/31/29, EUR	900	1,050
0.50%, 04/30/30, EUR (d)	2,000	2,304
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (d)	1,640	1,950
1.00%, 06/22/26, EUR (d)	2,270	2,745
0.90%, 06/22/29, EUR (d)	2,170	2,654
Gobierno de la Republica de Chile
2.55%, 01/27/32	200	199
3.10%, 05/07/41 - 01/22/61	5,200	4,842
3.50%, 01/25/50	1,000	1,042
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 09/05/24, MXN	51,300	2,550
4.15%, 03/28/27	1,770	1,955
3.75%, 01/11/28	4,650	4,997
2.66%, 05/24/31	1,500	1,464
7.75%, 05/29/31, MXN	30,900	1,525
4.28%, 08/14/41	2,800	2,907
4.60%, 02/10/48	2,500	2,673
4.50%, 01/31/50	1,400	1,488
3.77%, 05/24/61	2,000	1,848
Gouvernement De France
1.50%, 05/25/31, EUR (d)	2,780	3,569
Government of Canada
0.25%, 08/01/23, CAD	2,670	2,090
Government of the Republic of Panama
2.25%, 09/29/32	1,700	1,615
4.30%, 04/29/53	1,700	1,823
4.50%, 04/01/56	500	549
3.87%, 07/23/60	3,500	3,491
Ireland, Government of
1.00%, 05/15/26, EUR (d)	1,640	1,974
0.90%, 05/15/28, EUR (d)	1,800	2,176
Koztarsasagi Elnoki Hivatal
2.50%, 10/24/24, HUF	497,300	1,464
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (d)	1,350	1,348
2.07%, 04/28/31 (c)	800	799
3.08%, 04/28/51 (c)	500	509
Mexico Government International Bond
4.35%, 01/15/47	600	623
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	5,690	1,927
2.00%, 03/31/27, ILS	7,770	2,685
New Zealand Government
2.75%, 04/15/25, NZD	1,180	824
New Zealand Parliament
1.50%, 05/15/31, NZD	3,510	2,239
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.55%, 06/09/31 (c)	3,100	3,143
3.80%, 06/23/50 (d)	1,700	1,779
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31 (e)	2,700	2,541
5.00%, 01/27/45	1,500	1,401
5.63%, 02/21/47	1,900	1,893
Presidencia de la República de Colombia
3.13%, 04/15/31	1,500	1,346

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
3.25%, 04/22/32	1,800	1,611
5.00%, 06/15/45	1,000	902
4.13%, 05/15/51	2,900	2,347
Presidencia de la Republica Dominicana
5.88%, 01/30/60 (d)	300	288
Republique Francaise Presidence
0.25%, 11/25/26, EUR (d)	885	1,035
1.00%, 05/25/27, EUR (d)	305	371
0.50%, 05/25/29, EUR (d)	300	356
0.00%, 11/25/29, EUR (d) (f)	3,900	4,442
Saudi Arabia, Government of
2.90%, 10/22/25 (c)	2,000	2,094
Saudi Arabia, Kingdom of
2.88%, 03/04/23 (d)	1,400	1,433
2.25%, 02/02/33 (d)	200	194
3.75%, 01/21/55 (d)	200	212
3.45%, 02/02/61 (d)	5,750	5,760
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,580	730
8.88%, 02/28/35, ZAR	14,300	808
The Korea Development Bank
1.00%, 09/09/26	700	684
1.63%, 01/19/31 (e)	1,200	1,168
2.00%, 10/25/31	1,500	1,501
The Philippines, Government of
2.46%, 05/05/30	1,200	1,238
1.65%, 06/10/31	2,100	2,026
3.70%, 03/01/41 - 02/02/42	3,950	4,298
2.95%, 05/05/45	700	690
2.65%, 12/10/45	800	756
The Republic of Indonesia, The Government of
2.15%, 07/28/31	1,600	1,586
4.35%, 01/11/48	600	689
3.70%, 10/30/49	2,900	3,063
The Republic of Korea, Government of
2.75%, 01/19/27	200	211
The State of Qatar
3.38%, 03/14/24 (d)	1,600	1,674
Urad Vlady CR
0.45%, 10/25/23, CZK	26,700	1,153
2.40%, 09/17/25, CZK	44,100	1,951
Urzad Rady Ministrow
2.50%, 04/25/24, PLN	3,700	897
3.25%, 07/25/25, PLN	7,470	1,820
		185,389
U.S. Treasury Bond 4.0%
Treasury, United States Department of
2.25%, 05/15/41	28,580	29,973
2.00%, 11/15/41 - 08/15/51	39,040	39,437
2.75%, 11/15/42	2,450	2,790
1.25%, 05/15/50	27,500	23,341
1.88%, 11/15/51	46,650	46,278
		141,819
Collateralized Mortgage Obligations 1.9%
Federal Home Loan Mortgage Corporation
Series JZ-1507, REMIC, 7.00%, 05/15/23	5	5
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,750	1,882
Series QD-4076, REMIC, 2.50%, 11/15/41	714	719
Series ZL-3979, REMIC, 3.50%, 01/15/42	1,968	2,058
Series Z-4966, REMIC, 2.50%, 04/25/50	15,984	16,416
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	6,196	6,677
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 1.91%, 05/25/35 (a)	10	10
Series 2020-2M2-R02, REMIC, 2.10%, (1 Month USD LIBOR + 2.00%), 01/25/40 (a)	6,305	6,327
Series 2014-A-23, REMIC, 3.00%, 05/25/44	6,123	6,322
Series Series 2018-PO-21, REMIC, 0.00%, 04/25/48	7,842	7,183
Series 2018-A-33, REMIC, 3.00%, 05/25/48	6,251	6,503
Interest Only, Series 2021-NS-48, REMIC, 3.60%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	12,753	1,539
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	8,366	8,535
Interest Only, Series 2020-IG-115, REMIC, 2.50%, 08/20/50	12,691	1,634
Interest Only, Series 2021-SA-103, REMIC, 3.20%, (3.25% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	8,859	827
Interest Only, Series 2021-SD-176, REMIC, 2.65%, (2.70% - (SOFR 30-Day Average * 1)), 09/20/51 (a)	29,423	1,478
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2021-IH-140, REMIC, 2.50%, 08/20/51	11,805	1,662
		69,777
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,620
Treasury Inflation Indexed Securities 0.1%
France Government Inflation Indexed Bond
0.70%, 07/25/30, EUR (d) (g)	1,505	2,110
Commercial Mortgage-Backed Securities 0.0%
Government National Mortgage Association
Interest Only, Series 2021-IO-164, REMIC, 0.97%, 10/16/63 (a)	14,396	1,237
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2003-1-20I, 5.13%, 09/01/23	1	1
Series 2004-1-20F, 5.52%, 06/01/24	23	24
		25
Total Government And Agency Obligations (cost $1,441,439)		1,443,109
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.6%
Aaset 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28	1,500	1,490
ABFC Trust
Series 2006-A2B-HE1, REMIC, 0.21%, (1 Month USD LIBOR + 0.11%), 01/25/37 (a) (h)	3,185	2,119
Series 2007-A1A-WMC1, REMIC, 1.35%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (h)	2,925	2,521
Aimco CLO
Series 2018-D-AA, 2.67%, (3 Month USD LIBOR + 2.55%), 04/17/31 (a)	1,000	980
AIMCO CLO 10 Ltd
Series 2019-DR-10A, 3.03%, (3 Month USD LIBOR + 2.90%), 07/22/32 (a)	2,000	1,975
AIMCO CLO Series 2018-A
Series 2018-B-AA, 1.52%, (3 Month USD LIBOR + 1.40%), 04/17/31 (a)	2,500	2,485
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 3.21%, (1 Month USD LIBOR + 3.10%), 04/15/26 (a)	1,000	997
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.10%, (1 Month USD LIBOR + 1.00%), 08/25/35 (a)	5,512	3,056
Series 2005-1A2-27, REMIC, 1.48%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	238	231
Series 2005-1A1-59, REMIC, 0.76%, (1 Month USD LIBOR + 0.66%), 11/20/35 (a) (h)	3,908	3,832
Series 2005-2A1-J12, REMIC, 0.64%, (1 Month USD LIBOR + 0.54%), 11/25/35 (a) (h)	2,490	1,698
Series 2006-2A3-OC3, REMIC, 0.68%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (h)	6,694	6,252
Series 2006-A1-HY11, REMIC, 0.34%, (1 Month USD LIBOR + 0.24%), 06/25/36 (a) (h)	6,557	6,493
Series 2006-A1B-OA12, REMIC, 0.29%, (1 Month USD LIBOR + 0.19%), 09/20/46 (a) (h)	1,509	1,485
Series 2006-1A1A-OA17, REMIC, 0.49%, (1 Month USD LIBOR + 0.39%), 12/20/46 (a) (h)	4,176	3,727
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	6,145	3,975
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 2.25%, (6 Month USD LIBOR + 2.00%), 02/25/45 (a)	11	12
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,984
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	10,016

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,953
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,448
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,954
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,970
Anchorage Capital CLO 1-R Ltd
Series 2018-C-1RA, 1.92%, (3 Month USD LIBOR + 1.80%), 04/14/31 (a)	1,300	1,289
Apidos CLO XII
Series 2013-DR-12A, 2.72%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	959
Apidos CLO XXI
Series 2015-CR-21A, 2.57%, (3 Month USD LIBOR + 2.45%), 07/19/27 (a) (c)	500	500
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c) (h)	1,429	1,270
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-B-FL2, 1.71%, (1 Month USD LIBOR + 1.60%), 05/15/36 (a)	2,350	2,340
Series 2021-C-FL2, 2.06%, (1 Month USD LIBOR + 1.95%), 05/15/36 (a)	2,350	2,339
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 0.68%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (h)	8,365	5,933
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.40%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (h)	14,478	5,673
Atrium XIII LLC
Series D-13A, 2.82%, (3 Month USD LIBOR + 2.70%), 11/21/30 (a)	1,000	984
Atrium XIV LLC
Series D-14A, 3.07%, (3 Month USD LIBOR + 2.95%), 08/23/30 (a)	1,000	993
Atrium XV LLC
Series D-15A, REMIC, 3.12%, (3 Month USD LIBOR + 3.00%), 01/23/31 (a)	2,500	2,481
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 3.03%, (3 Month USD LIBOR + 2.90%), 07/20/29 (a)	500	487
Series 2016-DR-1A, 3.17%, (3 Month USD LIBOR + 3.05%), 07/23/30 (a)	1,000	993
Bain Capital Credit Clo 2016-2 Ltd
Series 2016-DRR-2A, 3.97%, (3 Month USD LIBOR + 3.85%), 01/15/29 (a)	1,000	980
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	3,220
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.19%, 02/20/35 (a)	260	265
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 2.41%, (SOFR 30-Day Average + 2.30%), 08/15/22 (a)	6,727	6,720
Bank 2020-BNK28
Series 2020-C-BN28, REMIC, 3.15%, 10/18/30 (a)	4,109	4,168
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.78%, 04/17/54 (a)	36,231	2,051
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.11%, 11/18/31	4,606	4,559
Bank of America Corporation
Series 2005-A1-D, REMIC, 2.79%, 05/25/35 (a)	3,257	3,281
Barings CLO Ltd
Series 2018-C-1A, 2.72%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	964
Barings CLO Ltd 2019-I
Series 2019-DR-1A, 3.77%, (3 Month USD LIBOR + 3.65%), 04/16/35 (a)	1,000	993
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 3.52%, (3 Month USD LIBOR + 3.40%), 04/15/36 (a)	500	498
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 3.32%, (3 Month USD LIBOR + 3.20%), 10/15/36 (a)	1,000	991
BBCMS Mortgage Trust
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	4,509
Series 2018-F-TALL, REMIC, 3.35%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (h)	4,330	3,666
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/07/36 (a)	6,436	33
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/07/36 (a)	11,689	196
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 3.26%, 01/12/22 (a)	5,699	5,045
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	489	296
Series 2011-12A1-RR5, REMIC, 4.77%, 03/26/37 (a)	104	105
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,256	2,120
Series 2012-6A6-RR1, REMIC, 0.47%, 12/27/46 (a)	3,301	3,289
Series 2007-11A-AA2, REMIC, 0.48%, (1 Month USD LIBOR + 0.19%), 05/25/47 (a) (h)	2,274	2,311
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 2.60%, 05/25/35 (a)	107	105
Series 2005-22A1-7, REMIC, 2.87%, 09/25/35 (a)	80	60
Series 2005-26A1-7, REMIC, 2.94%, 09/25/35 (a)	6,165	3,391
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 2.50%, 02/25/33 (a)	1	1
Series 2002-1A2-11, REMIC, 2.83%, 02/25/33 (a)	1	1
Series 2003-6A1-1, REMIC, 2.50%, 04/25/33 (a)	3	3
Series 2003-4A1-8, REMIC, 2.48%, 01/25/34 (a)	46	46
Series 2004-12A5-1, REMIC, 2.81%, 04/25/34 (a)	114	114
Series 2004-2A1-8, REMIC, 3.00%, 11/25/34 (a)	172	171
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 2.70%, 01/26/36 (a)	248	207
Series 2007-2A1-R6, REMIC, 2.51%, 12/26/46 (a)	170	152
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.20%, 02/17/28 (a)	1,997	2,123
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	4,102
Benchmark 2021-B28 Mortgage Trust
Interest Only, Series 2021-XA-B28, REMIC, 1.29%, 08/17/54 (a)	47,255	4,519
BX 2021-21M Mortgage Trust
Series 2021-H-21M, REMIC, 4.21%, (1 Month USD LIBOR + 4.01%), 10/15/36 (a)	4,626	4,582
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-F-VOLT, REMIC, 2.51%, (1 Month USD LIBOR + 2.40%), 09/15/23 (a)	4,707	4,663
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 1.94%, (1 Month USD LIBOR + 1.85%), 10/16/23 (a)	4,669	4,640
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (a)	520	534
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (a)	3,435	3,420
BXMT, Ltd.
Series 2020-A-FL2, REMIC, 1.06%, (SOFR 30-Day Average + 0.90%), 02/18/38 (a) (h)	1,064	1,062
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 3.45%, (3 Month USD LIBOR + 3.30%), 10/16/34 (a)	1,000	1,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Canyon Capital CLO Ltd
Series 2012-D-1RA, 3.12%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	1,500	1,484
Series 2014-CR-1A, 2.88%, (3 Month USD LIBOR + 2.75%), 01/30/31 (a) (c)	1,134	1,087
Series 2016-DR-1A, 2.92%, (3 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	977
Series 2018-D-1A, 3.02%, (3 Month USD LIBOR + 2.90%), 07/15/31 (a)	1,000	979
Series 2021-D-1A, 3.22%, (3 Month USD LIBOR + 3.10%), 04/17/34 (a)	1,000	991
Canyon CLO 2021-3 Ltd
Series 2021-D-3A, 3.20%, (3 Month USD LIBOR + 3.05%), 07/17/34 (a)	1,000	986
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 6.43%, (3 Month USD LIBOR + 6.30%), 10/16/34 (a)	1,000	979
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (h)	5,903	5,966
Cathedral Lake CLO Ltd
Series 2021-C-8A, 2.78%, (3 Month USD LIBOR + 2.62%), 01/22/35 (a)	1,000	990
Series 2021-D1-8A, 3.58%, (3 Month USD LIBOR + 3.42%), 01/22/35 (a)	1,000	990
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.25%, 01/25/37 (a) (h)	2,833	1,191
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,652
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 2.78%, 12/25/35 (a)	170	161
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	363	285
CIFC Funding 2015-IV, Ltd.
Series 2015-CR2-4A, 3.13%, (3 Month USD LIBOR + 3.00%), 04/20/34 (a)	1,000	987
CIFC Funding 2018-III Ltd
Series 2018-D-3A, 2.97%, (3 Month USD LIBOR + 2.85%), 07/18/31 (a)	500	497
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 3.15%, (3 Month USD LIBOR + 3.05%), 10/16/34 (a)	500	495
CIFC Funding Ltd.
Series 2017-D-1A, 3.63%, (3 Month USD LIBOR + 3.50%), 04/23/29 (a)	1,000	1,000
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	714	703
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (a)	1,696	1,629
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	1,576
Series 2016-B-GC36, REMIC, 4.75%, 01/12/26 (a)	2,892	3,094
Series 2020-F-555, REMIC, 3.62%, 12/12/29 (a)	2,584	2,323
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (a)	2,584	2,120
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (a)	2,000	2,114
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	4,080	4,209
Citigroup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 2.47%, (1 Year Treasury + 2.40%), 10/25/35 (a)	10	11
Series 2005-1A3A-8, REMIC, 3.02%, 11/25/35 (a)	1,975	2,074
Series 2007-1A1-FS1, REMIC, 4.41%, 10/25/37 (a) (h)	2,274	2,289
Series 2007-A3A-AHL3, REMIC, 0.16%, (1 Month USD LIBOR + 0.06%), 08/25/45 (a) (h)	274	226
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,527
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	1,428	1,406
CLI Funding VI LLC
Series 2020-A-1A, 2.08%, 09/18/45	1,731	1,721
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	4,319
Columbia Cent CLO 27 Ltd
Series 2018-DR-27A, 3.99%, 01/25/35 (a)	2,500	2,485
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.92%, 04/12/24 (a)	1,125	1,163
COMM 2014-CCRE20 Mortgage Trust
Series 2014-C-CR20, REMIC, 4.49%, 10/11/24 (a)	4,688	4,781
COMM 2020-CX Mortgage Trust
Series 2020-D-CX, REMIC, 2.77%, 11/10/30 (a)	715	688
COMM Mortgage Trust
Series 2017-E-PANW, REMIC, 3.81%, 10/11/24 (a)	5,717	5,573
Series 2017-D-PANW, REMIC, 3.93%, 10/11/24 (a)	3,425	3,436
Series 2015-C-DC1, REMIC, 4.31%, 01/10/25 (a)	200	201
Interest Only, Series 2015-XA-CR22, REMIC, 0.88%, 03/12/48 (a)	110,609	2,241
Cook Park CLO, Ltd.
Series 2018-D-1A, 2.72%, (3 Month USD LIBOR + 2.60%), 04/17/30 (a)	2,000	1,975
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.29%, (1 Month USD LIBOR + 0.19%), 03/20/47 (a) (h)	2,992	2,570
Series 2007-A1A-OA7, REMIC, 0.45%, (1 Month USD LIBOR + 0.18%), 05/25/47 (a) (h)	192	185
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 0.25%, (1 Month USD LIBOR + 0.15%), 04/25/34 (a) (h)	326	325
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	405	403
Credit Suisse Mortgage Capital Certificates
Series 2021-B-B33, REMIC, 3.77%, 10/12/43	3,495	3,623
Series 2021-C-B33, REMIC, 3.77%, 10/12/43	1,175	1,124
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 0.59%, 03/25/32 (a)	18	17
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	1,153
Series 2016-C-C6, REMIC, 4.92%, 04/17/26 (a)	389	399
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-B-CX10, REMIC, 3.89%, 11/17/27 (a)	3,666	3,779
CSAIL 2020-C19 Commercial Mortgage Trust
Interest Only, Series 2020-XA-C19, REMIC, 1.12%, 03/17/53 (a)	40,982	3,094
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (a)	4,254	3,372
Series 2017-C-CX10, REMIC, 4.11%, 11/17/27 (a)	3,875	4,030
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,896
CSMC
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (a)	2,762	2,760
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	5,074
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,469	1,047
CWABS, Inc.
Series 2004-M1-3, REMIC, 0.85%, (1 Month USD LIBOR + 0.75%), 06/25/34 (a) (h)	24	24
Series 2005-3A2A-HYB9, REMIC, 1.99%, (1 Year USD LIBOR + 1.75%), 02/20/36 (a)	21	19
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,644	1,691
Series 2004-A2-HYB6, REMIC, 2.54%, 11/21/34 (a)	307	312
Series 2004-A3-22, REMIC, 2.67%, 11/25/34 (a)	117	117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Series 2004-1A1-HYB9, REMIC, 2.51%, 02/20/35 (a)	36	36
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,056	699
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-A6-AR6, REMIC, 0.48%, (1 Month USD LIBOR + 0.38%), 02/25/37 (a) (h)	7,043	6,951
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 3.26%, (3 Month USD LIBOR + 3.10%), 08/15/31 (a) (c)	1,000	1,000
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 3.38%, (3 Month USD LIBOR + 3.25%), 04/20/34 (a)	1,000	1,000
Dryden 57 CLO Ltd
Series 2018-D-57A, 2.71%, (3 Month USD LIBOR + 2.55%), 05/15/31 (a)	1,000	973
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 3.12%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	2,000	1,995
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,226
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,836
Fillmore Park CLO Ltd
Series 2018-D-1A, 3.02%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,494
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	9,339	5,725
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 2.81%, 10/25/35 (a)	369	357
Series 2005-4A1-AR6, REMIC, 2.37%, 02/25/36 (a)	96	91
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26 (i)	3,420	3,401
Fountainbleu Miami Beach Trust Class E
Series 2019-E-FBLU, REMIC, 3.96%, 12/12/24 (a)	476	480
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 3.96%, 12/12/24 (a)	1,614	1,530
FREMF 2018-K74 Mortgage Trust
Series 2018-C-K74, REMIC, 4.09%, 02/25/28 (a)	4,705	5,019
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 3.12%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	1,000	984
Gilbert Park CLO Ltd
Series 2017-D-1A, 3.07%, (3 Month USD LIBOR + 2.95%), 10/15/30 (a)	1,000	998
Series 2017-E-1A, 6.52%, (3 Month USD LIBOR + 6.40%), 10/15/30 (a)	2,000	2,001
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	861	861
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 2.98%, (3 Month USD LIBOR + 2.85%), 04/22/30 (a) (c)	1,500	1,486
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 2.52%, (3 Month USD LIBOR + 2.40%), 01/21/31 (a) (c)	1,000	984
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	795	795
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 3.24%, (1 Month USD LIBOR + 3.13%), 12/15/36 (a) (h)	3,659	3,431
Greenwood Park CLO Ltd
Series 2018-D-1A, 2.62%, (3 Month USD LIBOR + 2.50%), 04/15/31 (a)	1,000	979
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 3.43%, (3 Month USD LIBOR + 3.30%), 01/20/30 (a)	500	500
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a) (h)	1,898	1,841
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 2.85%, 09/25/35 (a)	138	139
Series 2005-6A1-AR7, REMIC, 2.63%, 11/25/35 (a)	46	46
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.71%, (1 Month USD LIBOR + 2.60%), 08/16/32 (a) (h)	4,330	4,189
Series 2019-F-SMP, 3.21%, (1 Month USD LIBOR + 3.10%), 08/16/32 (a) (h)	4,330	4,189
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,869
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	9,000	8,749
Series 2017-C-GS8, REMIC, 4.34%, 11/12/27 (a)	6,463	6,908
GS Mortgage Securities Trust 2016-GS2
Series 2016-B-GS2, REMIC, 3.76%, 04/10/26 (a)	1,400	1,466
GSAMP Trust
Series 2006-A1-HE4, REMIC, 0.24%, (1 Month USD LIBOR + 0.14%), 06/25/36 (a) (h)	726	710
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 0.54%, (1 Month USD LIBOR + 0.44%), 08/25/46 (a) (h)	15,944	4,882
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 0.54%, (1 Month USD LIBOR + 0.44%), 05/19/35 (a) (h)	37	36
Series 2005-3A1-4, REMIC, 2.66%, 07/19/35 (a)	170	141
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/37	7,482	6,997
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,837	5,346
Highbridge Loan Management Ltd
Series 8A-DR-2016, 3.03%, (3 Month USD LIBOR + 2.90%), 07/22/30 (a)	2,500	2,411
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (c) (h)	6,456	6,384
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.26%, (1 Month USD LIBOR + 3.15%), 11/17/36 (a)	3,247	3,141
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.64%, (1 Month USD LIBOR + 0.36%), 12/25/35 (a) (h)	1,683	1,671
Series 2006-1A1-HE1, REMIC, 0.38%, (1 Month USD LIBOR + 0.14%), 10/25/36 (a) (h)	5,838	2,412
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 0.28%, (1 Month USD LIBOR + 0.18%), 04/25/37 (a) (h)	431	333
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	3,000
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 1.54%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 2.96%, 08/25/35 (a)	1,002	934
Series 2005-1A1-AR31, REMIC, 3.01%, 01/25/36 (a)	218	213
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,152	3,160
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-F-MFP, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	6,698	6,560
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	2,418
J.P. Morgan Mortgage Acquisition Trust
Series 2007-MV6-CH1, REMIC, 0.65%, (1 Month USD LIBOR + 0.55%), 11/25/36 (a) (h)	2,414	2,379
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	54	36
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	126	128
Jersey Mike's Funding
Series 2019-A2-1A, 4.43%, 02/15/27	3,000	3,136

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,484	2,414
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.98%, 09/17/24 (a)	3,663	3,613
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.31%, 02/18/25 (a)	3,481	3,439
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, REMIC, 0.85%, 10/17/50 (a)	91,709	3,572
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-E-KDIP, REMIC, 1.66%, (1 Month USD LIBOR + 1.55%), 12/15/25 (a)	3,542	3,494
LCM 28 Limited Partnership
Series D-28A, 3.08%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,000	967
LCM XIV Limited Partnership
Series DR-14A, 2.88%, (3 Month USD LIBOR + 2.75%), 07/21/31 (a) (c)	2,000	1,910
LCM XV Limited Partnership
Series DR-15A, 3.83%, (3 Month USD LIBOR + 3.70%), 07/22/30 (a)	2,750	2,695
LCM XX Limited Partnership
Series DR-20A, 2.93%, (3 Month USD LIBOR + 2.80%), 10/20/27 (a)	1,000	978
LCM XXI LP
Series DR-21A, 2.93%, (3 Month USD LIBOR + 2.80%), 04/20/28 (a)	1,000	992
Legacy Mortgage Asset Trust 2019-GS5
Series 2019-A2-GS5, REMIC, 4.25%, 08/25/59 (h)	5,000	4,997
Lehman XS Trust
Series 2005-1A3-4, REMIC, 0.90%, (1 Month USD LIBOR + 0.80%), 10/25/35 (a) (h)	284	284
Series 2007-3A3-2N, REMIC, 0.27%, (1 Month USD LIBOR + 0.17%), 02/25/37 (a) (h)	4,628	4,318
LHome Mortgage Trust 2021-RTL2
Series 2021-A1-RTL2, 2.09%, 06/25/26	5,100	5,112
Long Point Park CLO Ltd
Series 2017-C-1A, 2.52%, (3 Month USD LIBOR + 2.40%), 01/17/30 (a)	1,000	965
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (c) (h)	6,225	6,236
Madison Park Funding XI, Ltd.
Series 2013-DR-11A, 3.37%, (3 Month USD LIBOR + 3.25%), 07/23/29 (a)	1,000	990
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 3.08%, (3 Month USD LIBOR + 2.95%), 10/22/30 (a)	2,000	1,991
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 3.27%, (3 Month USD LIBOR + 3.15%), 07/17/34 (a)	1,000	994
Madison Park Funding XXXI, Ltd.
Series 2020-DR-46A, 3.27%, (3 Month USD LIBOR + 3.15%), 10/16/34 (a)	1,000	991
Magnetite XIV, Limited
Series 2015-D-14RA, 2.97%, (3 Month USD LIBOR + 2.85%), 10/20/31 (a)	1,500	1,496
Magnetite XVIII, Limited
Series 2016-DR-18A, 2.86%, (3 Month USD LIBOR + 2.70%), 11/15/28 (a)	1,000	1,002
Magnetite XXIX, Limited
Series 2021-E-29A, 5.87%, (3 Month USD LIBOR + 5.75%), 01/17/34 (a)	500	498
Marble Point CLO XXI Ltd
Series 2021-D1-3A, 3.83%, (3 Month USD LIBOR + 3.50%), 10/17/34 (a)	2,000	1,977
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 4.23%, (1 Month USD LIBOR + 4.13%), 12/25/32 (a) (h)	946	947
Series 2007-A2-WMC1, REMIC, 0.15%, (1 Month USD LIBOR + 0.05%), 01/25/37 (a) (h)	296	115
Series 2007-A1-HE2, REMIC, 1.25%, (1 Month USD LIBOR + 1.15%), 08/25/37 (a) (h)	4,730	4,607
MBRT
Series 2019-F-MBR, 2.66%, (1 Month USD LIBOR + 2.55%), 11/15/24 (a) (h)	3,595	3,541
MED Trust 2021-MDLN
Series 2021-D-MDLN, REMIC, 2.16%, (1 Month USD LIBOR + 2.00%), 11/16/26 (a)	4,630	4,616
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1 Month USD LIBOR + 0.49%), 10/20/29 (a)	19	19
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 0.60%, (1 Month USD LIBOR + 0.50%), 11/25/35 (a) (h)	38	36
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 1.93%, 05/25/33 (a)	114	113
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.56%, 09/25/30 (a)	8,210	8,472
MKT Mortgage Trust
Series 2020-E-525M, REMIC, 2.94%, 02/12/30	2,000	1,862
Series 2020-F-525M, REMIC, 2.94%, 02/12/30	2,000	1,846
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	3,663	3,607
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-C-HR2, REMIC, 4.22%, 12/17/27 (a)	495	521
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.46%, 07/17/31 (a)	4,713	4,831
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 0.28%, (1 Month USD LIBOR + 0.18%), 12/25/36 (a) (h)	11,933	5,941
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	20,764	20,702
MortgageIT Trust
Series 2005-A1-5, REMIC, 0.62%, (1 Month USD LIBOR + 0.52%), 12/25/35 (a) (h)	1,091	1,085
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	4,533	4,710
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,099	1,137
Series 2019-B-2A, REMIC, 3.28%, 09/20/40	1,001	1,025
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	1,274	1,278
Series 2020-B-1A, 3.10%, 11/22/32	1,593	1,633
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,447	1,446
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	566	543
MRCD Mortgage Trust
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	2,374	2,229
Myers Park CLO, Ltd.
Series 2018-D-1A, 3.18%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	1,000
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.50%, 01/16/25 (a)	1,500	1,486
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	8,210
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,987	4,975
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 3.02%, (3 Month USD LIBOR + 2.90%), 04/17/34 (a)	2,000	1,985
Neuberger Berman CLO XVIII Ltd
Series 2014-CR2-18A, 3.13%, (3 Month USD LIBOR + 3.00%), 10/21/30 (a)	1,000	993
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 2.72%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a) (c)	1,000	987
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,633

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 2.95%, 08/25/35 (a)	157	163
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	2,969	2,987
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 09/25/22 (h)	5,277	5,279
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 3.18%, (3 Month USD LIBOR + 3.05%), 04/20/34 (a)	2,000	1,991
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 3.43%, (3 Month USD LIBOR + 3.30%), 03/18/30 (a)	2,500	2,497
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 2.88%, (3 Month USD LIBOR + 2.75%), 01/21/31 (a) (c)	1,000	982
Series 2017-D-1A, 6.43%, (3 Month USD LIBOR + 6.30%), 01/21/31 (a) (c)	1,000	972
Octagon Investment Partners 34, Ltd.
Series 2017-D-34, 2.63%, (3 Month USD LIBOR + 2.50%), 01/22/30 (a)	1,000	963
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 2.97%, (3 Month USD LIBOR + 2.85%), 07/25/30 (a)	1,000	976
Octagon Investment Partners Ltd.
Series 2017-DR-1A, 3.53%, (3 Month USD LIBOR + 3.40%), 07/22/30 (a)	1,282	1,271
Series 2019-DR-1A, 3.50%, 01/20/35 (a)	1,000	990
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 3.12%, (3 Month USD LIBOR + 3.00%), 07/17/30 (a)	500	496
Octagon Investment Partners XXI Ltd
Series 2014-CR3-1A, 2.91%, (3 Month USD LIBOR + 2.75%), 02/14/31 (a)	500	494
OHA Credit Funding 1 LTD
Series 2018-D-1A, 3.18%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	999
OHA Credit Partners XIII Ltd
Series 2016-DR-13A, 3.35%, (3 Month USD LIBOR + 3.20%), 10/23/34 (a)	500	498
OHA Loan Funding Ltd
Series 2015-DR3-1A, 3.34%, (3 Month USD LIBOR + 3.20%), 01/19/37 (a)	1,500	1,494
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 0.87%, (1 Month USD LIBOR + 0.77%), 08/25/35 (a) (h)	3,700	3,622
Series 2007-2A2-6, REMIC, 0.23%, (1 Month USD LIBOR + 0.13%), 07/25/37 (a) (h)	718	603
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 0.22%, (1 Month USD LIBOR + 0.12%), 03/25/37 (a) (h)	2,544	2,465
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	7,546	7,507
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 1.08%, (1 Month USD LIBOR + 0.98%), 07/25/35 (a) (h)	5,000	4,728
Series 2005-M1-WCW3, REMIC, 0.82%, (1 Month USD LIBOR + 0.72%), 08/25/35 (a) (h)	200	204
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.85%, (1 Month USD LIBOR + 2.75%), 05/30/23 (a)	1,945	1,928
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 2.99%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (h)	1,813	1,841
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 02/25/34 (a)	6	5
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,900	5,083
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	6,408
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/11/26	12,000	11,885
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,128
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,959
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	7,005
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a)	2,746	2,731
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (h)	4,196	4,191
Race Point VI CLO, Ltd
Series 2015-DR-7A, 3.72%, (3 Month USD LIBOR + 3.60%), 01/18/28 (a)	1,000	1,000
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	3,231	3,049
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 0.59%, (1 Month USD LIBOR + 0.25%), 02/26/37 (a)	116	115
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (h)	3,448	2,402
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (h)	2,008	1,109
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	4,050	4,135
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.34%, 01/25/36 (a)	3,949	3,340
Residential Asset Securities Corporation
Series 2006-1A3-EMX9, REMIC, 0.44%, (1 Month USD LIBOR + 0.34%), 09/25/36 (a) (h)	1,335	1,289
RR 4 Ltd
Series 2018-C-4A, 3.07%, (3 Month USD LIBOR + 2.95%), 04/15/30 (a) (c)	1,000	993
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,466	2,438
Securitized Asset Backed Receivables LLC
Series 2007-A2A-HE1, REMIC, 0.22%, (1 Month USD LIBOR + 0.06%), 12/25/36 (a) (h)	228	69
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	3,920	4,010
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,439
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 1.90%, 10/13/48 (a)	29,556	1,727
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.56%, (1 Month USD LIBOR + 0.46%), 07/25/36 (a) (h)	8,426	2,409
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 06/25/23 (a)	3,258	3,265
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	2,348	2,274
Short-Term Investments Trust
Series 2018-F-SELF, REMIC, 3.16%, (1 Month USD LIBOR + 3.05%), 10/15/37 (a)	2,932	2,916
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,975	1,947
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/15/31	3,147	2,983
Series 2021-F-OVA, REMIC, 2.85%, 07/15/31	3,147	2,833
SLM Student Loan Trust
Series 2008-A-9, 1.62%, (3 Month USD LIBOR + 1.50%), 04/25/23 (a)	1,075	1,081
SMB Private Education Loan Trust
Series 2018-A2B-B, 0.83%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (c)	2,233	2,232
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 9.72%, 05/25/30 (a)	7,250	7,555
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	6,597	6,523
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	6,986	6,917

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 4.59%, (3 Month USD LIBOR + 4.50%), 07/20/32 (a)	1,000	987
Sound Point CLO XXIII
Series 2019-DR-2A, 3.42%, (3 Month USD LIBOR + 3.30%), 07/17/34 (a)	2,000	1,982
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 3.35%, (3 Month USD LIBOR + 3.25%), 10/25/34 (a)	1,000	988
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 0.29%, (1 Month USD LIBOR + 0.19%), 03/25/37 (a) (h)	7,162	5,081
Sprite 2021-1 Ltd
Series 2021-A-1, 3.75%, 10/15/28 (c)	2,977	2,959
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (h)	2,338	2,316
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,295	1,269
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,764
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 2.72%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a)	2,000	1,981
Stichting Babson Euro CLO
Series 2015-DR-IA, 2.73%, (3 Month USD LIBOR + 2.60%), 01/21/31 (a) (c)	1,280	1,238
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 0.72%, (1 Month USD LIBOR + 0.62%), 01/25/36 (a) (h)	1,343	1,324
Structured Asset Investment Loan Trust 2005-4
Series 2005-M5-5, REMIC, 1.08%, (1 Month USD LIBOR + 0.98%), 06/25/35 (a) (h)	6,020	6,447
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 0.60%, (1 Month USD LIBOR + 0.50%), 07/19/35 (a) (h)	106	103
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 0.36%, (1 Month USD LIBOR + 0.26%), 03/25/37 (a) (h)	311	143
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 0.76%, (1 Month USD LIBOR + 0.66%), 09/19/32 (a) (h)	6	6
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 0.42%, (1 Month USD LIBOR + 0.32%), 10/25/36 (a) (h)	4,061	3,127
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	2,051	2,112
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/48	3,805	3,805
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (c)	2,857	2,920
Sunrun Atlas Issuer 2019-2 LLC
Series 2019-A-2, 3.61%, 11/01/27	2,846	2,949
Symphony CLO XVI Ltd
Series 2015-DR-16A, 3.17%, (3 Month USD LIBOR + 3.05%), 10/15/31 (a)	1,000	994
Symphony CLO XVII Ltd
Series 2016-DR-17A, 2.77%, (3 Month USD LIBOR + 2.65%), 04/17/28 (a)	1,000	999
Taconic Park CLO Ltd
Series 2016-CR-1A, 3.13%, (3 Month USD LIBOR + 3.00%), 01/22/29 (a)	2,000	1,984
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44 (h)	3,224	3,200
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	652	647
Textainer Marine Containers VII Ltd
Series 2020-A-2A, 2.10%, 06/20/30	661	659
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 2.93%, (3 Month USD LIBOR + 2.80%), 04/20/34 (a)	1,000	992
THL Credit Wind River CLO Ltd
Series 2016-DR-1A, 2.97%, (3 Month USD LIBOR + 2.85%), 07/17/28 (a)	1,000	993
Series 2018-D-1, 3.02%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,487
Series 2018-D-2A, 3.12%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	2,000	1,962
Series 2018-E-1, 5.62%, (3 Month USD LIBOR + 5.50%), 07/15/30 (a)	500	474
Series 2014-DR-2A, 3.02%, (3 Month USD LIBOR + 2.90%), 01/15/31 (a)	1,000	956
Series 2014-ER-2A, 5.87%, (3 Month USD LIBOR + 5.75%), 01/15/31 (a)	1,000	909
Series 2018-D-3A, 3.08%, (3 Month USD LIBOR + 2.95%), 01/21/31 (a)	1,000	988
Series 2014-DRR-1A, 3.12%, (3 Month USD LIBOR + 3.00%), 07/18/31 (a)	1,000	958
Series 2015-ER-2A, REMIC, 5.67%, (3 Month USD LIBOR + 5.55%), 10/15/27 (a)	2,000	1,972
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (c) (h)	4,867	4,871
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	4,645	4,493
Trimaran Cavu 2021-3 Ltd
Series 2021-D-3A, 3.94%, 01/18/35 (a)	4,500	4,478
Trinity Rail Leasing LLC
Series 2020-A-1A, 1.96%, 10/17/50	3,451	3,375
TTAN 2021-MHC
Series 2021-F-MHC, REMIC, 3.01%, (1 Month USD LIBOR + 2.90%), 03/15/24 (a)	4,673	4,632
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	6,000	5,898
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.43%, 10/15/27 (a)	3,298	3,362
Series 2017-C-C5, REMIC, 4.31%, 11/17/27 (a)	5,169	5,389
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,842
UBS Commercial Mortgage Trust 2017-C1
Series 2017-B-C1, REMIC, 4.04%, 05/17/27	8,261	8,689
UBS Commercial Mortgage Trust 2017-C2
Series 2017-C-C2, REMIC, 4.30%, 08/17/27 (a)	1,600	1,654
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	2,175
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 4.08%, 02/10/23 (a)	4,702	4,662
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	875	864
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	1,889	1,895
Upstart Pass-Through Trust Series 2021-ST4
Series 2021-A-ST4, 2.00%, 07/20/27	4,868	4,824
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	524	528
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	4,000	3,929
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,934
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,399	2,396
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	7,500	7,369
VB-S1 Issuer, LLC
Series 2018-C-1A, 3.41%, 02/15/23	2,000	2,010
Series 2020-C2-1A, 3.03%, 06/15/25	2,000	2,053
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (h)	4,507	4,440
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (h)	4,844	4,780
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (h)	4,850	4,771
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	39	41
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.73%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	1,000	1,000
Venture XVIII CLO Ltd
Series 2014-BR-18A, 1.77%, (3 Month USD LIBOR + 1.65%), 10/15/29 (a)	1,000	998

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (h)	1,863	1,907
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (h)	431	431
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	3,016
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (h)	1,457	1,450
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (h)	1,003	1,000
Voya CLO Ltd
Series 2014-CR2-1A, 2.92%, (3 Month USD LIBOR + 2.80%), 04/18/31 (a)	1,000	940
Series 2018-D-2A, 2.87%, (3 Month USD LIBOR + 2.75%), 07/15/31 (a)	1,000	969
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	3,339	3,339
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 1.22%, (1 Month USD LIBOR + 1.12%), 09/25/34 (a) (h)	198	198
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 2.82%, 01/25/36 (a)	205	204
Series 2006-3A3-AR8, REMIC, 3.14%, 08/25/36 (a)	1,245	1,233
Series 2007-3A3-HY1, REMIC, 3.05%, 02/25/37 (a)	1,082	1,062
Series 2007-4A1-HY1, REMIC, 3.08%, 02/25/37 (a)	101	99
Series 2007-2A3-HY7, REMIC, 2.93%, 07/25/37 (a)	188	190
Series 2002-1A-AR17, REMIC, 1.28%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	17	17
Series 2005-A1A1-AR13, REMIC, 0.68%, (1 Month USD LIBOR + 0.58%), 10/25/45 (a) (h)	27	27
Series 2006-1A-AR9, REMIC, 0.91%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (h)	1,562	1,481
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 1.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 1.48%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	24	24
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,656	2,614
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 1.30%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	2,000	2,000
Wells Fargo & Company
Series 2015-C-C28, REMIC, 4.09%, 05/16/25 (a)	2,770	2,774
Series 2016-B-C35, REMIC, 3.44%, 07/17/26	3,589	3,695
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 2.69%, 12/25/37 (a)	653	617
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,571
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	3,350
Interest Only, Series 2018-XA-C43, REMIC, 0.66%, 03/17/51 (a)	71,770	2,505
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,865
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	4,717	4,874
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	4,038	3,958
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.00%, 10/17/57 (a)	5,789	5,694
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	2,133
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (h)	4,503	4,465
ZH Trust 2021-2
Series 2021-A-2, REMIC, 2.35%, 04/18/24	3,000	2,975
Total Non-U.S. Government Agency Asset-Backed Securities (cost $990,126)		982,456
CORPORATE BONDS AND NOTES 24.8%
Financials 6.2%
Acrisure, LLC
4.25%, 02/15/29 (c)	450	438
6.00%, 08/01/29 (c)	370	365
AerCap Ireland Capital Designated Activity Company
3.40%, 10/29/33	4,865	4,951
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	430	446
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	385	390
Ares Capital Corporation
2.15%, 07/15/26	2,510	2,476
2.88%, 06/15/28 (j)	960	958
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (c) (e)	180	155
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	940	949
5.63%, 01/15/29 (c)	65	63
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (c)	4,920	4,723
Avation Capital
8.25%, 10/31/26 (c) (h) (k)	569	476
Aviation Capital Group LLC
1.95%, 09/20/26 (c)	4,065	3,949
Avolon Holdings Funding Limited
3.25%, 02/15/27 (c)	3,220	3,264
Banco BBVA Peru
5.25%, 09/22/29 (d)	300	314
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	200	207
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (c) (l)	650	659
Banco de Credito del Peru
3.13%, 07/01/30 (d)	1,600	1,582
3.13%, 07/01/30 (c)	800	791
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (d)	300	314
Banco do Brasil S.A
6.25%, (100, 04/15/24) (d) (l) (m)	200	199
9.00%, (100, 06/18/24) (d) (l)	1,700	1,813
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (d)	600	584
5.38%, 01/28/31 (c)	200	194
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (d) (n) (o)	6,400	1,394
Banco General, S.A.
5.25%, (100, 05/07/31) (c) (l)	1,350	1,371
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (d)	260	274
4.00%, 07/08/30 (d) (e)	900	897
Banco Macro S.A.
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (a) (d)	1,650	1,378
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (a) (c)	300	251
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (d) (l)	400	426
7.50%, (100, 06/27/29) (c) (l)	300	319
7.63%, (100, 01/10/28) (d) (l)	2,380	2,541
Banco Nacional De Panama
2.50%, 08/11/30 (c)	500	468
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (d) (e) (l)	1,300	1,347
Bank of America Corporation
2.57%, 10/20/32	1,690	1,698
2.48%, 09/21/36	4,450	4,307
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Bank of Montreal
3.80%, 12/15/32 (m)	3,060	3,270
Barclays PLC
1.54%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (m)	4,275	4,326
BDO Unibank, Inc.
2.95%, 03/06/23 (d)	3,000	3,051
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,560	1,541
Blackstone Private Credit Fund
2.63%, 12/15/26 (c)	1,325	1,293
Blackstone Secured Lending Fund
2.85%, 09/30/28 (c)	2,065	2,014
BNP Paribas
3.05%, 01/13/31 (c) (m)	4,085	4,199
BPCE
1.00%, 01/20/26 (c)	2,600	2,521
Brighthouse Financial, Inc.
1.00%, 04/12/24 (c)	990	982
2.00%, 06/28/28 (c)	1,450	1,427
CI Financial Corp.
4.10%, 06/15/51	1,385	1,501
CIMB Bank Berhad
0.90%, (3 Month USD LIBOR + 0.78%), 10/09/24 (a) (d)	500	503
Citigroup Inc.
1.26%, (3 Month USD LIBOR + 1.10%), 05/17/24 (a)	5,330	5,381
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (c)	1,500	1,533
Commonwealth Bank of Australia
4.32%, 01/10/48 (c)	3,780	4,416
Credit Acceptance Corporation
6.63%, 03/15/26	630	656
Credit Suisse Group AG
1.31%, 02/02/27 (c)	4,605	4,449
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (d) (j) (l)	1,800	864
DBS Group Holdings Ltd
3.30%, (100, 02/27/25) (d) (l)	200	204
4.52%, 12/11/28 (d)	500	529
1.82%, 03/10/31 (d)	1,200	1,186
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	2,490	2,489
Discover Financial Services
4.10%, 02/09/27	4,820	5,241
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	1,300	1,156
EG Global Finance PLC
8.50%, 10/30/25 (c)	615	641
Export-Import Bank of Thailand
1.06%, (3 Month USD LIBOR + 0.90%), 11/20/23 (a) (d)	1,000	1,006
First American Financial Corporation
2.40%, 08/15/31	1,235	1,209
Ford Motor Credit Company LLC
1.39%, (3 Month USD LIBOR + 1.24%), 02/15/23 (a)	3,680	3,671
4.39%, 01/08/26	600	647
3.63%, 06/17/31	540	569
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	2,760	3,309
Gilex Holding SARL
8.50%, 05/02/23 (d)	1,200	1,211
8.50%, 05/02/23 (c)	600	606
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (c) (h) (k)	596	576
Hightower Holdings LLC
6.75%, 04/15/29 (c)	315	323
HSBC Holdings PLC
1.58%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (m)	5,130	5,266
Icahn Enterprises L.P.
5.25%, 05/15/27	545	560
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (c)	695	713
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (d) (l)	700	656
6.13%, (100, 12/12/22) (d) (l)	400	401
3.88%, 04/15/31 (d)	2,600	2,490
JPMorgan Chase & Co.
2.07%, 06/01/29	1,995	1,979
2.52%, 04/22/31	2,755	2,785
KASIKORNBANK Public Company Limited
5.28%, (100, 10/14/25) (d) (l)	600	626
LD Holdings Group LLC
6.50%, 11/01/25 (c) (k)	245	242
6.13%, 04/01/28 (c)	60	57
LFS Topco LLC
5.88%, 10/15/26 (c)	405	420
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (c)	450	460
Lloyds Banking Group PLC
3.57%, 11/07/28	3,790	4,053
Macquarie Group Limited
1.63%, 09/23/27 (c)	995	974
2.87%, 01/14/33 (c)	5,485	5,467
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (d)	1,000	1,047
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (c)	1,925	1,895
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	2,820	2,892
5.63%, 08/10/37 (d)	1,700	1,779
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	4,240	4,217
Morgan Stanley
2.48%, 09/16/36	4,470	4,317
National Australia Bank Limited
2.99%, 05/21/31 (c)	2,955	2,964
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (c)	630	629
NatWest Markets PLC
0.80%, 08/12/24 (c)	2,090	2,056
Navient Corporation
5.00%, 03/15/27	290	296
NFP Corp.
4.88%, 08/15/28 (c)	275	279
6.88%, 08/15/28 (c)	380	381
NongHyup Bank
1.25%, 07/20/25 (c)	500	495
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (d)	241	257
1.83%, 09/10/30 (c) (m)	1,600	1,582
1.83%, 09/10/30 (d) (e) (m)	1,700	1,681
Owl Rock Capital Corporation
2.63%, 01/15/27	2,115	2,070
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (c)	470	482
4.25%, 02/15/29 (c)	510	490
Prudential Financial, Inc.
3.91%, 12/07/47	1,775	2,061
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (c) (l)	1,250	1,233
SPARC Limited
0.00%, 12/05/22 (d) (f)	620	611
Springleaf Finance Corporation
6.88%, 03/15/25	290	323
7.13%, 03/15/26	35	40
6.63%, 01/15/28	120	135
5.38%, 11/15/29	240	261
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (c)	2,650	2,782
3.63%, 04/28/26 (c)	1,973	2,090
Synchrony Financial
3.95%, 12/01/27	3,955	4,257
Temasek Financial (I) Limited
1.00%, 10/06/30 (d)	950	886
1.00%, 10/06/30 (c)	2,600	2,426

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
1.63%, 08/02/31 (d)	2,150	2,088
The Goldman Sachs Group, Inc.
1.33%, (3 Month USD LIBOR + 1.17%), 05/15/26 (a)	5,400	5,507
0.87%, (SOFR + 0.82%), 09/10/27 (a)	1,770	1,765
Titan Acquisition Limited
7.75%, 04/15/26 (c)	325	331
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (c)	380	382
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (d) (j) (l)	4,000	2,360
United Overseas Bank Limited
3.88%, (100, 10/19/23) (l)	2,200	2,266
2.88%, 03/08/27 (a)	2,000	2,008
1.75%, 03/16/31 (d)	900	887
USA Compression Finance Corp.
6.88%, 09/01/27	930	982
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (c) (m)	2,400	2,535
Wells Fargo & Company
3.20%, 06/17/27	2,020	2,132
2.88%, 10/30/30	1,990	2,069
Westpac Banking Corporation
3.02%, 11/18/36	2,485	2,458
Willis North America Inc.
4.50%, 09/15/28	3,915	4,374
Woori Bank
4.25%, (100, 10/04/24) (d) (l)	1,200	1,245
		222,883
Utilities 3.7%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,112
AES Andres B.V.
5.70%, 05/04/28 (c)	1,200	1,221
AES Gener S.A.
7.13%, 03/26/79 (c)	1,500	1,555
7.13%, 03/26/79 (d)	500	519
6.35%, 10/07/79 (c)	600	614
6.35%, 10/07/79 (d) (e)	400	409
Ameren Corporation
3.65%, 02/15/26	5,000	5,331
Boston Gas Company
3.15%, 08/01/27 (c)	5,000	5,210
Calpine Corporation
4.50%, 02/15/28 (c)	265	275
5.13%, 03/15/28 (c)	165	168
4.63%, 02/01/29 (c)	215	213
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (f)	1,750	1,422
Clearway Energy Operating LLC
4.75%, 03/15/28 (c)	375	395
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,793
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,289
3.95%, 08/15/47	2,975	3,284
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	5,000	5,307
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (c)	1,000	1,148
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	978	939
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	2,785	1,058
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	1,900	1,800
4.38%, 02/15/31 (d)	1,150	1,089
Engie Energia Chile S.A.
3.40%, 01/28/30 (d)	800	809
Entergy Corporation
2.80%, 06/15/30	1,220	1,237
Eversource Energy
2.90%, 10/01/24	4,000	4,153
1.65%, 08/15/30	2,695	2,523
Exelon Corporation
3.40%, 04/15/26	5,712	6,090
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	496	506
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (d)	4,088	4,713
Georgia Power Company
2.20%, 09/15/24	2,625	2,684
3.25%, 03/15/51	4,215	4,250
GNL Quintero S.A
4.63%, 07/31/29 (d)	2,353	2,509
Inkia Energy Limited
5.88%, 11/09/27 (d)	1,500	1,543
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,173
2.95%, 05/14/30 (c)	1,250	1,283
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	482	480
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (d)	1,800	1,810
1.75%, 05/06/25 (c)	400	403
Korea Electric Power Corp
1.13%, 06/15/25 (d)	200	197
1.13%, 06/15/25 (c)	1,000	987
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c) (e)	300	295
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	2,062	2,351
Monongahela Power Company
5.40%, 12/15/43 (c)	1,770	2,290
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	6,815	7,375
NRG Energy, Inc.
2.00%, 12/02/25 (c)	1,355	1,355
3.63%, 02/15/31 (c)	565	553
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,342
Pacific Gas And Electric Company
1.37%, 03/10/23	3,595	3,574
2.50%, 02/01/31	2,610	2,487
Pampa Energia S.A.
7.50%, 01/24/27 (d)	2,900	2,501
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	3,104
3.25%, 11/01/51	1,280	1,275
Stoneway Capital Corporation
0.00%, 03/01/27 (d) (n) (o)	3,055	886
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (c)	430	436
The Brooklyn Union Gas Company
4.49%, 03/04/49 (c)	3,770	4,462
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	1,500	1,597
The East Ohio Gas Company
3.00%, 06/15/50 (c)	1,425	1,411
The Southern Company
3.70%, 04/30/30 (m)	2,500	2,701
3.75%, 09/15/51	1,680	1,685
Transelec S.A.
3.88%, 01/12/29 (c)	2,500	2,679
		131,860
Energy 3.0%
Aethon United BR LP
8.25%, 02/15/26 (c)	305	327
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (c)	1,000	967
Antero Midstream Partners LP
5.75%, 03/01/27 (c)	289	299
Antero Resources Corporation
5.38%, 03/01/30 (c)	310	331
Apache Corporation
4.63%, 11/15/25	210	226
4.38%, 10/15/28	375	408

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
APT Pipelines Limited
4.25%, 07/15/27 (c)	5,000	5,512
Bip-V Chinook
5.50%, 06/15/31 (c)	1,010	1,054
Blue Racer Midstream, LLC
7.63%, 12/15/25 (c)	30	32
BP Capital Markets America Inc.
2.94%, 06/04/51	1,685	1,631
3.00%, 03/17/52	1,970	1,931
Chesapeake Energy Corporation
5.88%, 02/01/29 (c)	420	450
CNX Midstream Partners LP
4.75%, 04/15/30 (c)	790	788
CNX Resources Corporation
6.00%, 01/15/29 (c)	385	400
Continental Resources, Inc.
2.27%, 11/15/26 (c)	1,745	1,733
CSI Compressco LP
7.50%, 04/01/25 (c)	720	730
Diamondback Energy, Inc.
2.88%, 12/01/24	1,100	1,142
Ecopetrol S.A.
4.63%, 11/02/31	550	534
5.88%, 05/28/45 - 11/02/51	3,150	2,960
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	990	996
Enable Midstream Partners, LP
4.40%, 03/15/27	1,305	1,411
5.00%, 05/15/44 (h)	2,300	2,495
Enbridge Inc.
3.40%, 08/01/51	1,940	1,979
Energy Transfer LP
4.75%, 01/15/26	980	1,071
EQM Midstream Partners, LP
4.75%, 01/15/31 (c)	415	439
EQT Corporation
7.50%, 02/01/30 (h) (j)	375	481
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	381
Exxon Mobil Corporation
4.23%, 03/19/40	2,070	2,444
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (c)	2,400	2,356
2.63%, 03/31/36 (d)	2,700	2,639
2.94%, 09/30/40 (d)	800	797
Geopark Limited
6.50%, 09/21/24 (d)	468	479
Gran Tierra Energy Inc.
7.75%, 05/23/27 (c)	900	817
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (d)	3,400	3,094
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (c)	235	257
8.00%, 05/17/26	149	163
Halliburton Company
2.92%, 03/01/30 (e)	1,115	1,152
5.00%, 11/15/45	1,060	1,276
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	460	476
4.25%, 02/15/30 (c)	765	762
Hess Midstream Operations LP
5.13%, 06/15/28 (c)	395	414
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	540	575
5.75%, 02/01/29 (c)	180	185
Hunt Oil USA, Inc.
6.38%, 06/01/28 (d)	1,150	1,163
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,115	4,313
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	420	425
Marathon Petroleum Corporation
5.13%, 12/15/26	1,735	1,978
MEG Energy Corp.
7.13%, 02/01/27 (c)	490	522
5.88%, 02/01/29 (c)	95	100
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (c)	390	365
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	353
Nabors Industries Ltd
7.25%, 01/15/26 (c)	310	286
Nabors Industries, Inc.
7.38%, 05/15/27 (c)	260	269
NGL Energy Operating LLC
7.50%, 02/01/26 (c)	660	680
NGL Energy Partners LP
7.50%, 04/15/26	370	318
NGPL PipeCo LLC
3.25%, 07/15/31 (c)	840	854
NuStar Logistics, L.P.
6.00%, 06/01/26	750	818
Oasis Petroleum Inc.
6.38%, 06/01/26 (c)	555	583
Occidental Petroleum Corporation
8.00%, 07/15/25	265	308
3.50%, 08/15/29	685	703
6.63%, 09/01/30	645	798
6.13%, 01/01/31	570	692
6.45%, 09/15/36	220	281
6.60%, 03/15/46	215	279
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	600	599
ONEOK, Inc.
3.40%, 09/01/29	1,145	1,184
ONGC Videsh Limited
4.63%, 07/15/24 (d)	1,000	1,067
Ovintiv Canada ULC
7.38%, 11/01/31	390	512
Par Petroleum, LLC
7.75%, 12/15/25 (c)	660	667
Parkland Corporation
4.50%, 10/01/29 (c)	430	431
4.63%, 05/01/30 (c)	300	299
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	2,310	2,321
PBF Holding Company LLC
6.00%, 02/15/28	190	122
Peabody Energy Corporation
8.50%, 12/31/24 (c) (k)	164	157
PERU LNG
5.38%, 03/22/30 (d)	1,300	1,121
Petrobras Global Finance B.V.
6.75%, 06/03/50	2,650	2,775
5.50%, 06/10/51 (e)	500	464
Petróleos Mexicanos
6.75%, 09/21/47	1,900	1,687
PETRONAS Capital Limited
3.50%, 04/21/30 (c)	600	649
2.48%, 01/28/32 (c)	500	502
2.48%, 01/28/32 (d) (e)	1,050	1,054
Phillips 66
3.30%, 03/15/52	2,300	2,309
PIC AU Holdings Corporation
10.00%, 12/31/24 (c)	182	187
Pioneer Natural Resources Company
1.90%, 08/15/30	1,555	1,477
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	300	306
Qatar Petroleum
2.25%, 07/12/31 (d)	2,600	2,579
Regency Energy Partners LP
4.50%, 11/01/23	1,300	1,364
Reliance Industries Limited
5.40%, 02/14/22 (d)	1,000	1,005
SA Global Sukuk Limited
2.69%, 06/17/31 (c)	800	805
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	2,070	2,327

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Southwestern Energy Company
5.38%, 02/01/29	420	445
4.75%, 02/01/32	420	443
Sunoco LP
6.00%, 04/15/27	310	323
4.50%, 05/15/29	160	163
Targa Resource Corporation
6.50%, 07/15/27	260	279
4.88%, 02/01/31	685	744
Tervita Corporation
11.00%, 12/01/25 (c)	246	283
The Williams Companies, Inc.
3.50%, 10/15/51	1,270	1,290
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,460
Transocean Inc
11.50%, 01/30/27 (c)	145	142
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	635	616
Transocean Proteus Limited
6.25%, 12/01/24 (c)	335	332
UEP Penonome II S.A.
6.50%, 10/01/38 (c)	1,587	1,669
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (c)	605	646
Viper Energy Partners LP
5.38%, 11/01/27 (c)	350	362
Weatherford International Ltd.
11.00%, 12/01/24 (c)	26	27
6.50%, 09/15/28 (c)	245	259
8.63%, 04/30/30 (c)	200	206
Western Midstream Operating, LP
5.30%, 02/01/30 (h) (j)	435	479
		105,820
Industrials 1.9%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (d)	200	206
4.38%, 07/03/29 (d)	600	626
3.10%, 02/02/31 (d)	500	476
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (c)	360	373
Air Canada
3.88%, 08/15/26 (c)	325	332
Air Lease Corporation
1.88%, 08/15/26	1,675	1,649
Aircastle Limited
2.85%, 01/26/28 (c)	2,310	2,323
Allied Universal Holdco LLC
6.63%, 07/15/26 (c)	370	388
9.75%, 07/15/27 (c)	480	513
6.00%, 06/01/29 (c) (e)	435	423
American Airlines, Inc.
5.75%, 04/20/29 (c)	640	684
ARD Finance S.A.
6.50%, 06/30/27 (c) (k)	200	206
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (c)	850	843
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (c)	170	170
Berry Global, Inc.
1.65%, 01/15/27	1,455	1,422
BOC Aviation Limited
1.34%, (3 Month USD LIBOR + 1.13%), 09/26/23 (a) (c)	4,775	4,792
Bombardier Inc.
7.88%, 04/15/27 (c)	205	213
Builders FirstSource, Inc.
5.00%, 03/01/30 (c)	400	429
4.25%, 02/01/32 (c)	410	426
Carrier Global Corporation
3.38%, 04/05/40	2,560	2,675
Clean Harbors, Inc.
5.13%, 07/15/29 (c)	135	143
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (c)	460	491
CSX Corporation
3.80%, 11/01/46	4,290	4,848
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (c)	1,845	2,151
FedEx Corporation
4.75%, 11/15/45	2,144	2,626
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (d)	300	338
First Student Bidco Inc.
4.00%, 07/31/29 (c)	345	335
Flowserve Corporation
2.80%, 01/15/32	2,460	2,396
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (c)	520	530
Garda World Security Corporation
4.63%, 02/15/27 (c)	625	625
6.00%, 06/01/29 (c)	475	457
Griffon Corporation
5.75%, 03/01/28	875	910
IAA Spinco Inc.
5.50%, 06/15/27 (c)	550	571
Jeld-Wen, Inc.
4.63%, 12/15/25 (c)	675	682
KAR Auction Services, Inc.
5.13%, 06/01/25 (c)	485	491
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (d)	1,751	1,999
Madison IAQ LLC
4.13%, 06/30/28 (c)	335	337
5.88%, 06/30/29 (c)	325	325
Northrop Grumman Corporation
5.15%, 05/01/40	2,815	3,646
Owens Corning
4.40%, 01/30/48	1,810	2,130
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (c)	75	80
4.20%, 04/01/27 (c)	1,850	2,038
Pike Corporation
5.50%, 09/01/28 (c)	805	808
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (c)	335	350
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (d)	1,400	1,414
2.25%, 04/30/30 (d)	1,500	1,530
Raytheon BBN Technologies Corp.
3.03%, 03/15/52	970	975
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (c)	210	215
Seaspan Corporation
5.50%, 08/01/29 (c)	330	332
Southwest Airlines Co.
4.75%, 05/04/23	2,210	2,315
Stevens Holding Co., Inc.
6.13%, 10/01/26 (c)	555	594
The Boeing Company
2.95%, 02/01/30	2,365	2,398
3.75%, 02/01/50	1,110	1,153
The Dun & Bradstreet Corporation
5.00%, 12/15/29 (c)	655	670
TransDigm Inc.
8.00%, 12/15/25 (c)	100	105
6.25%, 03/15/26 (c)	605	629
5.50%, 11/15/27	345	356
Triton Container International Limited
1.15%, 06/07/24 (c)	1,070	1,056
Triumph Group, Inc.
6.25%, 09/15/24 (c)	155	156
7.75%, 08/15/25	310	308
Uber Technologies, Inc.
4.50%, 08/15/29 (c)	385	393
United Airlines Pass Through Trust
4.38%, 04/15/26 (c)	145	151

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
4.63%, 04/15/29 (c)	485	503
United Rentals (North America), Inc.
5.25%, 01/15/30	25	27
4.00%, 07/15/30	390	403
United Rentals, Inc.
3.88%, 02/15/31	70	71
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (c)	750	788
Waste Pro USA, Inc.
5.50%, 02/15/26 (c)	385	385
Weir Group PLC(The)
2.20%, 05/13/26 (c)	2,990	2,966
		68,369
Communication Services 1.9%
Acuris Finance
5.00%, 05/01/28 (c)	675	673
Altice Financing S.A.
5.00%, 01/15/28 (c)	245	238
Altice France Holding S.A.
5.13%, 07/15/29 (c)	480	468
5.50%, 10/15/29 (c)	470	465
Altice France S.A.
6.00%, 02/15/28 (c)	435	416
AT&T Inc.
2.75%, 06/01/31	5,255	5,364
3.50%, 09/15/53	7,123	7,186
3.55%, 09/15/55	403	405
Avaya, Inc.
6.13%, 09/15/28 (c)	425	451
Cablevision Lightpath LLC
3.88%, 09/15/27 (c)	300	291
5.63%, 09/15/28 (c)	200	197
CCO Holdings, LLC
4.75%, 03/01/30 (c)	735	766
4.50%, 08/15/30 (c)	380	390
4.25%, 01/15/34 (c)	385	379
Cengage Learning, Inc.
9.50%, 06/15/24 (c)	495	501
CenturyLink, Inc.
5.13%, 12/15/26 (c)	390	406
4.00%, 02/15/27 (c)	360	364
Charter Communications Operating, LLC
4.91%, 07/23/25	2,223	2,449
3.50%, 03/01/42	1,930	1,873
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (c)	85	91
7.50%, 06/01/29 (c)	245	262
Comcast Corporation
3.95%, 10/15/25	1,500	1,639
3.40%, 04/01/30	2,255	2,456
Consolidated Communications, Inc.
5.00%, 10/01/28 (c)	415	423
CSC Holdings, LLC
5.75%, 01/15/30 (c)	795	795
4.63%, 12/01/30 (c)	400	378
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	405	202
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	470	481
DISH DBS Corporation
5.88%, 11/15/24	410	421
5.75%, 12/01/28 (c)	405	410
5.13%, 06/01/29	355	323
Embarq Corporation
8.00%, 06/01/36	290	325
Expedia Group, Inc.
5.00%, 02/15/26	1,085	1,209
3.80%, 02/15/28	1,995	2,134
Frontier Communications Holdings, LLC
5.88%, 11/01/29	29	29
6.00%, 01/15/30 (c)	445	447
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	130	137
5.00%, 05/01/28 (c)	260	268
GCI, LLC
4.75%, 10/15/28 (c)	380	390
iHeartCommunications, Inc.
8.38%, 05/01/27	70	74
5.25%, 08/15/27 (c)	285	296
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (n) (o)	440	199
KT Corp
1.00%, 09/01/25 (d)	400	392
2.50%, 07/18/26 (d)	1,700	1,754
1.38%, 01/21/27 (d)	1,000	977
Level 3 Financing, Inc.
4.25%, 07/01/28 (c)	305	304
Ligado Networks LLC
15.50%, 11/01/23 (c) (k)	350	285
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (c)	945	976
6.50%, 05/15/27 (c)	205	224
Match Group Holdings II, LLC
4.63%, 06/01/28 (c)	185	192
Match Group, Inc.
5.00%, 12/15/27 (c)	340	355
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	330	327
NBN Co Limited
1.45%, 05/05/26 (c)	2,075	2,040
Netflix, Inc.
5.88%, 02/15/25	275	309
5.38%, 11/15/29 (c)	230	273
4.88%, 06/15/30 (c)	160	187
Ooredoo International Finance Limited
3.25%, 02/21/23 (d)	500	512
3.75%, 06/22/26 (d)	200	216
Radiate HoldCo, LLC
4.50%, 09/15/26 (c)	315	319
6.50%, 09/15/28 (c)	120	121
Scripps Escrow, Inc.
5.88%, 07/15/27 (c)	355	373
Singtel Group Treasury Pte. Ltd.
2.38%, 08/28/29 (d)	538	551
1.88%, 06/10/30 (d)	1,300	1,278
Sirius XM Radio Inc.
5.50%, 07/01/29 (c)	325	351
4.13%, 07/01/30 (c)	540	541
Sprint Corporation
7.13%, 06/15/24	1,205	1,354
6.88%, 11/15/28	1,255	1,588
Telesat Canada
4.88%, 06/01/27 (c)	255	226
6.50%, 10/15/27 (c)	260	201
Tencent Holdings Limited
2.39%, 06/03/30 (c)	1,700	1,665
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	155	168
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	1,380	1,881
T-Mobile USA, Inc.
2.25%, 02/15/26	2,420	2,423
3.38%, 04/15/29 (c)	165	168
3.38%, 04/15/29	210	214
2.88%, 02/15/31	190	188
3.40%, 10/15/52 (c)	2,050	2,037
Townsquare Media, Inc.
6.88%, 02/01/26 (c)	155	165
Univision Communications Inc.
4.50%, 05/01/29 (c)	325	329
Verizon Communications Inc.
2.65%, 11/20/40	4,300	4,081
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	620	620
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	460	453
6.13%, 03/01/28 (c)	215	212
		67,501

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Real Estate 1.5%
Agree Limited Partnership
2.60%, 06/15/33	1,045	1,029
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	1,585	1,576
American Tower Corporation
3.38%, 10/15/26	5,000	5,312
3.60%, 01/15/28	4,495	4,836
Boston Properties Limited Partnership
3.40%, 06/21/29	3,275	3,477
Corporate Office Properties Trust
2.90%, 12/01/33	1,830	1,803
Crown Castle International Corp.
3.65%, 09/01/27	9,190	9,901
Equinix, Inc.
1.80%, 07/15/27	2,490	2,457
2.15%, 07/15/30	2,250	2,189
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (j)	2,500	2,416
Invitation Homes Operating Partnership LP
2.70%, 01/15/34	1,700	1,668
Iron Mountain Incorporated
4.88%, 09/15/29 (c)	365	378
4.50%, 02/15/31 (c)	275	277
iStar Inc.
4.75%, 10/01/24	300	313
LXP Industrial Trust
2.38%, 10/01/31	1,430	1,373
Mattamy Homes Limited
4.63%, 03/01/30 (c)	400	408
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	540	612
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,440
National Retail Properties, Inc.
2.50%, 04/15/30	1,145	1,157
Office Properties Income Trust
2.65%, 06/15/26	505	501
2.40%, 02/01/27	1,990	1,931
Park Intermediate Holdings LLC
4.88%, 05/15/29 (c)	285	292
Realogy Group LLC
7.63%, 06/15/25 (c)	300	319
5.75%, 01/15/29 (c)	315	324
Sabra Health Care Limited Partnership
3.20%, 12/01/31	500	488
Simon Property Group, L.P.
2.45%, 09/13/29	2,190	2,218
Uniti Group Inc.
6.50%, 02/15/29 (c)	325	324
VICI Properties Inc.
3.75%, 02/15/27 (c)	70	72
Vornado Realty L.P.
2.15%, 06/01/26	835	835
Welltower Inc.
2.80%, 06/01/31	2,470	2,524
XHR LP
6.38%, 08/15/25 (c)	280	297
4.88%, 06/01/29 (c)	415	423
		53,170
Health Care 1.4%
AbbVie Inc.
4.70%, 05/14/45	3,820	4,733
AdaptHealth LLC
5.13%, 03/01/30 (c)	625	639
Anthem, Inc.
2.38%, 01/15/25	2,100	2,165
Bausch Health Companies Inc.
7.00%, 01/15/28 (c)	530	533
4.88%, 06/01/28 (c)	420	431
6.25%, 02/15/29 (c)	330	314
5.25%, 01/30/30 (c)	280	248
Bristol-Myers Squibb Company
4.35%, 11/15/47	3,955	4,904
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (c)	365	364
Centene Corporation
3.00%, 10/15/30	220	223
2.50%, 03/01/31	3,860	3,750
2.63%, 08/01/31	330	325
Cigna Holding Company
4.90%, 12/15/48	2,865	3,709
Community Health Systems, Inc.
6.00%, 01/15/29 (c)	460	493
6.88%, 04/15/29 (c)	550	562
4.75%, 02/15/31 (c)	415	420
CVS Health Corporation
5.05%, 03/25/48	1,735	2,265
DaVita Inc.
4.63%, 06/01/30 (c)	325	334
Emergent BioSolutions Inc.
3.88%, 08/15/28 (c)	415	398
Encompass Health Corporation
4.50%, 02/01/28	180	185
4.75%, 02/01/30	60	62
4.63%, 04/01/31	475	485
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (c)	485	475
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	235	135
HCA Inc.
4.13%, 06/15/29	1,880	2,073
3.50%, 09/01/30	620	655
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (c)	1,460	1,487
Illumina, Inc.
0.55%, 03/23/23	1,675	1,666
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (c)	290	300
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (c)	245	257
4.38%, 02/15/27 (c)	415	420
ModivCare Inc.
5.00%, 10/01/29 (c)	185	189
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (c)	465	472
Option Care Health, Inc.
4.38%, 10/31/29 (c)	475	476
Organon Finance 1 LLC
5.13%, 04/30/31 (c)	570	595
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (c)	42	44
7.25%, 02/01/28 (c)	366	393
Radiology Partners, Inc.
9.25%, 02/01/28 (c)	465	489
Royalty Pharma PLC
3.30%, 09/02/40	2,390	2,384
RP Escrow Issuer LLC
5.25%, 12/15/25 (c)	480	487
Select Medical Corporation
6.25%, 08/15/26 (c)	855	906
Tenet Healthcare Corporation
6.25%, 02/01/27 (c)	605	626
6.13%, 10/01/28 (c)	730	771
4.25%, 06/01/29 (c)	640	651
The Providence Service Corporation
5.88%, 11/15/25 (c)	270	284
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	4,865	4,861
Viatris, Inc.
1.65%, 06/22/25	1,460	1,456
Vizient, Inc.
6.25%, 05/15/27 (c)	410	427
		50,521
Consumer Discretionary 1.4%
Academy, Ltd.
6.00%, 11/15/27 (c)	405	433

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (e)	600	589
Aptiv PLC
3.10%, 12/01/51	2,120	2,023
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (c)	420	417
At Home Group, Inc.
4.88%, 07/15/28 (c)	115	113
7.13%, 07/15/29 (c)	240	238
Boyd Gaming Corporation
4.75%, 06/15/31 (c)	560	574
Boyne USA, Inc.
4.75%, 05/15/29 (c)	700	725
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c)	480	483
Carnival Corporation
5.75%, 03/01/27 (c)	825	825
Carvana Co.
5.63%, 10/01/25 (c)	175	175
Cedar Fair, L.P.
5.25%, 07/15/29	550	567
Century Communities, Inc.
6.75%, 06/01/27	345	363
CWT Travel Group Incorporated
8.50%, 11/19/26 (c)	173	176
Dana Corporation
5.38%, 11/15/27	120	126
5.63%, 06/15/28	310	329
4.25%, 09/01/30	95	97
Dealer Tire, LLC
8.00%, 02/01/28 (c)	310	323
Dollar Tree, Inc.
4.00%, 05/15/25	3,960	4,254
3.38%, 12/01/51	495	500
Everi Holdings Inc.
5.00%, 07/15/29 (c)	460	467
Expedia Group, Inc.
2.95%, 03/15/31 (j)	1,055	1,058
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (c)	330	321
Ford Motor Company
3.25%, 02/12/32	1,300	1,331
Full House Resorts, Inc.
8.25%, 02/15/28 (c)	165	174
General Motors Financial Company, Inc.
2.40%, 10/15/28	2,500	2,493
Golden Entertainment, Inc.
7.63%, 04/15/26 (c)	315	330
Group 1 Automotive, Inc.
4.00%, 08/15/28 (c)	215	215
Grubhub Holdings Inc.
5.50%, 07/01/27 (c)	215	213
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (c)	25	26
5.75%, 05/01/28 (c)	30	32
Hyundai Capital America
2.65%, 02/10/25 (c)	4,845	4,970
1.80%, 10/15/25 (c)	150	149
Installed Building Products, Inc.
5.75%, 02/01/28 (c)	425	442
LBM Acquisition, LLC
6.25%, 01/15/29 (c)	210	209
LSF9 Atlantis
7.75%, 02/15/26 (c)	550	556
M/I Homes, Inc.
4.95%, 02/01/28	380	396
Marriott International, Inc.
3.13%, 06/15/26	2,405	2,515
2.75%, 10/15/33 (j)	2,305	2,240
McDonald's Corporation
4.45%, 03/01/47	1,885	2,311
MGM Resorts International
6.75%, 05/01/25	465	488
5.75%, 06/15/25	227	245
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	265	269
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	605	573
5.88%, 03/15/26 (c)	165	165
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	795	795
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (c)	387	405
8.50%, 05/15/27 (c)	230	244
Penn National Gaming, Inc.
5.63%, 01/15/27 (c)	655	674
4.13%, 07/01/29 (c)	300	292
PetSmart, Inc.
4.75%, 02/15/28 (c)	830	853
7.75%, 02/15/29 (c)	500	546
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (c)	495	492
5.88%, 09/01/31 (c)	490	492
Real Hero Merger
6.25%, 02/01/29 (c)	165	165
Rent-A-Center, Inc.
6.38%, 02/15/29 (c)	330	344
Scientific Games International, Inc.
8.25%, 03/15/26 (c)	215	227
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	660	667
Sonic Automotive, Inc.
4.63%, 11/15/29 (c)	525	529
SRS Distribution Inc.
4.63%, 07/01/28 (c)	315	318
6.13%, 07/01/29 (c) (e)	485	494
Staples, Inc.
7.50%, 04/15/26 (c)	245	252
10.75%, 04/15/27 (c) (e)	150	141
Station Casinos LLC
4.63%, 12/01/31 (c)	305	307
Superior Plus LP
4.50%, 03/15/29 (c)	630	646
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (c)	600	576
Tenneco Inc.
5.13%, 04/15/29 (c)	395	389
The Gap, Inc.
3.88%, 10/01/31 (c)	415	410
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (c)	400	435
Victoria's Secret & Co.
4.63%, 07/15/29 (c)	655	668
Viking Cruises Limited
13.00%, 05/15/25 (c)	135	153
5.88%, 09/15/27 (c)	1,025	975
Wheel Pros, Inc.
6.50%, 05/15/29 (c)	245	236
Wolverine Escrow LLC
9.00%, 11/15/26 (c)	322	306
Yum! Brands, Inc.
7.75%, 04/01/25 (c)	190	200
4.75%, 01/15/30 (c)	370	400
		49,149
Information Technology 1.3%
Arches Buyer Inc.
4.25%, 06/01/28 (c)	135	135
Arrow Electronics, Inc.
3.88%, 01/12/28	1,920	2,079
Boxer Parent Company Inc.
7.13%, 10/02/25 (c)	35	37
Broadcom Inc.
3.42%, 04/15/33 (c)	3,620	3,778
Camelot Finance S.A.
4.50%, 11/01/26 (c)	455	471
Castle United States Holding Corporation
9.50%, 02/15/28 (c)	590	616

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (c)	400	406
CommScope Technologies LLC
5.00%, 03/15/27 (c) (e)	245	231
Commscope, Inc.
4.75%, 09/01/29 (c)	490	488
Endure Digital, Inc.
6.00%, 02/15/29 (c)	495	462
Fortinet, Inc.
1.00%, 03/15/26	2,540	2,462
Helios Software Holdings, Inc.
4.63%, 05/01/28 (c)	650	640
II-VI Incorporated
5.00%, 12/15/29 (c)	590	603
LogMeIn, Inc.
5.50%, 09/01/27 (c)	185	187
Marvell Technology, Inc.
4.20%, 06/22/23	4,010	4,178
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (c)	251	239
NetApp, Inc.
1.88%, 06/22/25	2,515	2,541
NXP B.V.
3.88%, 06/18/26 (c)	2,185	2,357
Oracle Corporation
3.85%, 04/01/60	3,280	3,255
Renesas Electronics Corporation
2.17%, 11/25/26 (c) (j)	4,805	4,785
Sabre GLBL Inc.
9.25%, 04/15/25 (c)	220	249
Science Applications International Corporation
4.88%, 04/01/28 (c)	180	185
Seagate HDD Cayman
3.38%, 07/15/31	415	404
The Western Union Company
2.75%, 03/15/31 (j)	5,040	4,983
TSMC Global Limited
1.25%, 04/23/26 (c)	2,990	2,928
ViaSat, Inc.
6.50%, 07/15/28 (c)	460	461
Virtusa Corporation
7.13%, 12/15/28 (c)	160	166
VMware, Inc.
2.20%, 08/15/31	5,065	4,979
Vontier Corporation
2.40%, 04/01/28 (c)	1,410	1,368
		45,673
Materials 1.3%
Anglo American Capital PLC
4.50%, 03/15/28 (c)	3,970	4,380
Arconic Corporation
6.13%, 02/15/28 (c)	765	814
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (c)	280	282
Axalta Coating Systems, LLC
4.75%, 06/15/27 (c)	670	699
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	800	932
Cap S.A.
3.90%, 04/27/31 (d)	1,250	1,175
3.90%, 04/27/31 (c)	600	564
CCL Industries Inc.
3.05%, 06/01/30 (c)	1,575	1,630
CVR Partners, LP
6.13%, 06/15/28 (c)	390	412
Diamond (BC) B.V.
4.63%, 10/01/29 (c)	335	332
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (d)	700	704
EverArc Escrow
5.00%, 10/30/29 (c)	730	731
Glatfelter Corporation
4.75%, 11/15/29 (c)	430	444
Glencore Funding LLC
1.63%, 04/27/26 (c)	2,275	2,233
3.38%, 09/23/51 (c)	1,515	1,449
GrafTech Finance Inc.
4.63%, 12/15/28 (c)	210	213
Hexion Inc.
7.88%, 07/15/27 (c)	285	302
Illuminate Buyer LLC
9.00%, 07/01/28 (c)	520	554
Kraton Polymers U.S. LLC
4.25%, 12/15/25 (c)	605	626
LG Chem, Ltd.
2.38%, 07/07/31 (c)	300	295
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,500	1,638
Nexa Resources S.A.
5.38%, 05/04/27 (d)	300	319
Nutrien Ltd.
4.20%, 04/01/29	3,810	4,292
Olympus Water US Holding Corporation
4.25%, 10/01/28 (c)	595	587
Packaging Corporation of America
3.40%, 12/15/27	1,975	2,132
POSCO
2.38%, 01/17/23 (d)	1,900	1,926
2.75%, 07/15/24 (d)	600	619
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (c) (m)	485	507
Scih Salt Holdings Inc.
6.63%, 05/01/29 (c) (e)	145	136
Silgan Holdings Inc.
4.13%, 02/01/28	630	645
SunCoke Energy, Inc.
4.88%, 06/30/29 (c)	510	508
The Scotts Miracle-Gro Company
4.50%, 10/15/29	420	437
The Sherwin-Williams Company
2.90%, 03/15/52	980	958
TMS International Corp.
6.25%, 04/15/29 (c)	220	219
Tronox Incorporated
4.63%, 03/15/29 (c)	105	105
UltraTech Cement Limited
2.80%, 02/16/31 (d)	300	290
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (c)	575	582
7.50%, 09/30/29 (c)	50	51
UPL Corporation Limited
4.50%, 03/08/28 (d)	700	738
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	1,300	1,217
Vedanta Resources Limited
6.13%, 08/09/24 (d)	3,700	3,238
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	625	642
Westrock Company, Inc.
3.75%, 03/15/25	4,220	4,498
		45,055
Consumer Staples 1.2%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	882	851
3.00%, 02/16/31 (c)	588	568
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	2,236
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,861
APi Escrow Corp.
4.75%, 10/15/29 (c)	480	488
B&G Foods, Inc.
5.25%, 09/15/27	240	248
BAT Capital Corp.
3.46%, 09/06/29	4,620	4,790
Bunge Limited Finance Corp.
2.75%, 05/14/31	2,355	2,390

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Constellation Brands, Inc.
3.15%, 08/01/29	2,130	2,243
2.88%, 05/01/30	260	266
Coty Inc.
5.00%, 04/15/26 (c)	405	417
6.50%, 04/15/26 (c)	245	253
Flowers Foods, Inc.
2.40%, 03/15/31	1,175	1,162
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (c)	1,060	1,070
Keurig Dr Pepper Inc.
3.80%, 05/01/50	2,285	2,528
Kraft Heinz Foods Company
5.00%, 07/15/35	317	388
5.20%, 07/15/45	1,210	1,538
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (c)	1,025	1,012
7.00%, 12/31/27 (c) (e)	550	523
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (c)	345	348
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (c)	450	452
Metis Merger Subordinated LLC
6.50%, 05/15/29 (c)	655	642
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	2,200	2,095
NESCO Holdings II, Inc.
5.50%, 04/15/29 (c)	115	119
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (c)	290	300
Performance Food Group, Inc.
5.50%, 10/15/27 (c)	470	491
4.25%, 08/01/29 (c)	385	382
Post Holdings, Inc.
5.50%, 12/15/29 (c)	130	137
4.63%, 04/15/30 (c)	540	548
Primo Water Holdings Inc.
4.38%, 04/30/29 (c)	330	327
SEG Holding LLC
5.63%, 10/15/28 (c)	630	662
Smithfield Foods, Inc.
4.25%, 02/01/27 (c)	3,955	4,243
Spectrum Brands, Inc.
5.00%, 10/01/29 (c)	360	378
3.88%, 03/15/31 (c)	415	410
Sysco Corporation
3.30%, 02/15/50	3,625	3,670
Triton Water Holdings Incorporated
6.25%, 04/01/29 (c)	670	648
U.S. Foods Inc.
4.75%, 02/15/29 (c)	345	351
4.63%, 06/01/30 (c)	295	299
United Natural Foods, Inc.
6.75%, 10/15/28 (c)	450	482
Verscend Holding Corp.
9.75%, 08/15/26 (c)	739	781
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (c)	550	578
		44,175
Total Corporate Bonds And Notes (cost $874,846)		884,176
SENIOR FLOATING RATE INSTRUMENTS 4.5%
Information Technology 1.0%
Access CIG, LLC
2018 1st Lien Term Loan, 3.84%, (3 Month USD LIBOR + 3.75%), 02/14/25 (a)	830	824
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	847	842
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	145	145
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (a)	813	812
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (a)	2	2
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	682	676
Ascend Learning, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 11/18/28 (a) (p)	945	943
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.75%), 11/18/29 (a)	150	150
Avaya, Inc.
2021 Term Loan B2, 4.11%, (3 Month USD LIBOR + 4.00%), 12/15/27 (a)	505	504
2020 Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 12/15/27 (a)	317	318
Banff Merger Sub Inc
2021 USD Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 10/01/25 (a)	567	563
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	692	686
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 06/28/24 (a)	312	240
Castle US Holding Corporation
USD Term Loan B, 3.88%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	847	839
Colorado Buyer Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 03/15/24 (a)	415	410
Constant Contact Inc
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	497	497
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	1,002	1,000
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/08/26 (a)	595	593
Cvent, Inc.
1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	348	347
DCert Buyer, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	666	664
2021 2nd Lien Term Loan, 7.09%, (1 Month USD LIBOR + 7.00%), 02/16/29 (a)	330	330
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	832	832
2020 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.25%), 12/01/28 (a)	90	90
Emerald TopCo Inc
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	395	393
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	841	833
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	40	40
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a)	686	685
Grab Holdings Inc
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.50%), 01/20/26 (a)	496	497
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	827	829
Helios Software Holdings, Inc.
2021 USD Term Loan B, 3.92%, (3 Month USD LIBOR + 3.75%), 03/05/28 (a)	721	715
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	682	684
2021 2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	186	187

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	227	227
Informatica LLC
2021 USD Term Loan B, 2.87%, (1 Month USD LIBOR + 2.75%), 10/13/28 (a)	575	572
Ingram Micro Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (a)	672	671
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	999	998
Ivanti Software, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a) (p)	125	125
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	363	363
KBR, Inc.
2020 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	270	270
LogMeIn, Inc.
Term Loan B, 4.84%, (3 Month USD LIBOR + 4.75%), 08/31/27 (a)	496	493
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/18/28 (a)	375	375
Mitchell International, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 10/01/28 (a)	1,330	1,321
2021 2nd Lien Term Loan, 7.00%, (3 Month USD LIBOR + 6.50%), 10/01/29 (a)	70	70
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.60%, (1 Month USD LIBOR + 4.50%), 07/13/25 (a)	120	116
NCR Corporation
2019 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	147	145
OneDigital Borrower LLC
2021 Term Loan, 4.75%, (SOFR 30-Day Average + 4.25%), 11/16/27 (a)	1,135	1,131
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (p)	74	74
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	998	998
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a)	193	193
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.10%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	994	994
Proofpoint, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	465	463
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (a)	465	443
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	618	612
2018 2nd Lien Term Loan, 7.09%, (1 Month USD LIBOR + 7.00%), 05/29/26 (a)	205	205
Sabre GLBL Inc.
2018 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	286	279
2021 Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (a)	111	110
2021 Term Loan B2, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (a)	177	175
Severin Acquisition, LLC
2018 Term Loan B, 3.10%, (1 Month USD LIBOR + 3.00%), 06/15/25 (a)	811	806
SkillSoft Corporation
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	295	295
Sophia, L.P.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	814	813
Surf Holdings, LLC
USD Term Loan , 3.69%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	810	803
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	721	722
Tibco Software Inc.
2020 Term Loan B3, 3.85%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	788	781
2020 2nd Lien Term Loan, 7.34%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	45	45
Ultimate Software Group Inc (The)
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	48	48
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	923	917
2021 2nd Lien Term Loan, 5.75%, (1 Month USD LIBOR + 5.25%), 05/03/27 (a)	120	120
Ultra Clean Holdings, Inc
2021 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 08/27/25 (a)	208	208
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	811	806
VT Topco, Inc.
2021 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 08/01/25 (a)	450	449
		35,406
Consumer Discretionary 0.8%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (p)	19	19
2021 1st Lien Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/17/28 (a)	742	743
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	669	667
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 7.00%, (3 Month USD LIBOR + 6.25%), 10/07/28 (a)	290	291
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	725	720
2020 Term Loan B1, 3.59%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	614	614
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	202	200
2021 Incremental Term Loan B, 4.00%, (6 Month USD LIBOR + 3.25%), 10/08/28 (a)	750	743
Chamberlain Group Inc
Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 10/22/28 (a)	360	360
Clarios Global LP
2021 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	724	719
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.88%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	90	86
Comet Acquisition, Inc.
Term Loan, 3.38%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a)	126	124
Conservice Midco, LLC
2020 Term Loan B, 4.38%, (3 Month USD LIBOR + 4.25%), 05/07/27 (a)	317	316
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	824	823
DexKo Global Inc.
2021 USD Delayed Draw Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	46	45
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	370	368

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Dhanani Group Inc.
2018 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 06/22/25 (a)	235	226
Everi Holdings Inc.
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	155	154
Getty Images, Inc.
2019 USD Term Loan B, 4.62%, (1 Month USD LIBOR + 4.50%), 02/13/26 (a)	416	416
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	542	538
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.75%), 02/26/28 (a)	644	644
IRB Holding Corp
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a)	1,003	1,002
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	504	498
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	393	380
LaserShip, Inc.
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 04/30/28 (a)	239	239
2021 2nd Lien Term Loan, 8.25%, (6 Month USD LIBOR + 7.50%), 05/07/29 (a)	75	75
LBM Acquisition LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 12/08/27 (a)	348	344
Mavis Tire Express Services Corp.
2021 Term Loan B, 4.75%, (1 Month USD LIBOR + 4.00%), 04/13/26 (a)	1,000	1,000
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	355	374
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.10%, (3 Month USD LIBOR + 3.00%), 05/08/26 (a)	534	531
Motion Finco Sarl
USD Term Loan B1, 3.38%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	126	123
Delayed Draw Term Loan B2, 3.38%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	17	16
PCI Gaming Authority
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	145	145
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	799	797
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a)	997	998
Playa Resorts Holding B.V.
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/07/24 (a) (p)	129	126
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	462	449
Prometric Holdings, Inc.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 01/18/25 (a) (p)	145	143
1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.00%), 01/18/25 (a)	681	672
Red Planet Borrower, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/23/28 (a)	354	352
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 02/04/28 (a)	238	237
Restoration Hardware, Inc.
Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 10/15/28 (a)	419	418
Savage Enterprises LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 08/11/28 (a)	439	438
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	572	569
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.85%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	278	272
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	295	312
SMG US Midco 2, Inc.
2020 Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	120	116
2020 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	299	290
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	607	608
Springs Windows Fashions, LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	995	985
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/20/28 (a)	1,007	1,004
Staples, Inc.
7 Year Term Loan, 5.13%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	279	269
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.38%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	498	496
Tamko Building Products, LLC
Term Loan B, 3.10%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	146	145
Term Loan B, 3.14%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	297	295
Term Loan B, 3.14%, (1 Month USD LIBOR + 3.00%), 05/15/26 (a)	144	143
Tecta America Corp.
2021 Term Loan, 5.00%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	269	268
TGP Holdings III, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 06/24/28 (a)	118	118
Travel Leaders Group, LLC
2018 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	354	323
Truck Hero, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 01/20/28 (a)	502	499
Twin River Worldwide Holdings, Inc.
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.25%), 08/05/28 (a)	1,055	1,055
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (a)	919	914
Victoria's Secret & Co.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 06/30/28 (a)	290	289
Wand NewCo 3, Inc.
2020 Term Loan, 3.18%, (3 Month USD LIBOR + 3.00%), 02/05/26 (a)	554	545
Whatabrands LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 07/21/28 (a)	410	408
Wheel Pros, LLC
2021 Term Loan, 5.25%, (1 Month USD LIBOR + 4.50%), 04/23/28 (a)	414	413
		28,509
Industrials 0.7%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	425	440
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (a)	140	140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (a)	270	269
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	166	166
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (a)	997	993
Amentum Government Services Holdings LLC
Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	410	403
American Airlines, Inc.
2017 Incremental Term Loan, 2.11%, (3 Month USD LIBOR + 2.00%), 12/14/23 (a)	146	143
2017 1st Lien Term Loan, 1.85%, (3 Month USD LIBOR + 1.75%), 01/29/27 (a)	307	288
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	148	148
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (a)	677	673
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (a)	334	333
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 2.50%), 07/01/28 (a)	1	1
Artera Services, LLC
Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/06/25 (a)	279	269
ASP Blade Holdings, Inc
Initial Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 10/07/28 (a)	145	145
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	198	194
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	52	51
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (a)	396	393
Brown Group Holding, LLC
Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 12/31/24 (a)	70	70
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	20	20
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	800	794
CNT Holdings I Corp
2020 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	1,002	1,002
Columbus McKinnon Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 04/07/28 (a)	49	49
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	521	518
Covanta Holding Corporation
2021 Term Loan C, 2.72%, (3 Month USD LIBOR + 2.50%), 11/16/28 (a)	15	15
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 11/16/28 (a)	205	205
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 11/23/27 (a)	998	993
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	908	907
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (a)	80	80
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	148	144
2020 Term Loan B1, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	275	267
EAB Global, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 12/31/24 (a)	840	834
Echo Global Logistics, Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/09/28 (a)	355	353
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	621	623
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	544	539
First Advantage Holdings, LLC
2021 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	378	377
First Student Bidco Inc
Term Loan C, 4.00%, (3 Month USD LIBOR + 3.00%), 07/12/28 (a)	152	152
Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 07/13/28 (a)	413	411
Garda World Security Corporation
2021 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 10/30/26 (a)	880	877
GIP II Blue Holding, L.P
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a)	255	254
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	433	431
Grinding Media Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	419	418
Hillman Group Inc. (The)
2021 Delayed Draw Term Loan , 3.25%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	3	3
2021 Term Loan B1, 3.25%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	169	168
Kenan Advantage Group, Inc.
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	626	623
K-Mac Holdings Corp
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/23/28 (a)	335	332
Madison IAQ LLC
Term Loan, 3.75%, (6 Month USD LIBOR + 3.25%), 06/15/28 (a)	497	497
Minotaur Acquisition, Inc.
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 02/27/26 (a)	680	676
Mirion Technologies, Inc.
2021 Term Loan, 3.25%, (3 Month USD LIBOR + 2.75%), 10/05/28 (a)	425	424
Packers Holdings, LLC
2021 Term Loan, 4.00%, (6 Month USD LIBOR + 3.25%), 03/04/28 (a)	845	839
Pike Corporation
2021 Incremental Term Loan B, 3.10%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	163	162
PODS, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 03/17/28 (a)	846	843
Polaris Newco LLC
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 06/03/28 (a)	808	807
Titan Acquisition Limited
2018 Term Loan B, 3.17%, (1 Month USD LIBOR + 3.00%), 03/16/25 (a)	647	635
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 04/04/25 (a)	708	707
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/16/27 (a)	29	29
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	830	831
Univar Solutions Inc.
2019 USD Term Loan B5, 2.09%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	93	93

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Vertical US Newco Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	812	812
Viad Corp
Initial Term Loan, 5.50%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	234	234
Waterlogic Holdings Limited
2021 USD Term Loan B, 4.89%, (3 Month USD LIBOR + 4.75%), 08/04/28 (a)	656	656
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 5.00%, (6 Month USD LIBOR + 4.25%), 07/22/28 (a)	840	842
		25,595
Health Care 0.6%
ADMI Corp.
2021 Incremental Term Loan B3, 4.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (a)	1,002	1,000
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 (a)	1,005	998
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	173	164
Athenahealth, Inc.
2021 Term Loan B1, 4.40%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	526	526
Aveanna
2021 2nd Lien Term Loan, 7.50%, (3 Month USD LIBOR + 7.00%), 12/08/29 (a)	540	536
Aveanna Healthcare LLC
2021 Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 06/30/28 (a) (p)	190	188
Aveanna Healthcare, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a)	815	810
Bausch Health Companies Inc.
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/19/25 (a)	175	174
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	722	722
CHG Healthcare Services Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 09/22/28 (a)	454	453
Endo Luxembourg Finance Company I S.a r.l.
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	171	166
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	551	442
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	988	990
Global Medical Response, Inc.
2017 Incremental Term Loan, 5.25%, (6 Month USD LIBOR + 4.25%), 09/26/24 (a)	190	189
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	471	469
Heartland Dental, LLC
2021 Incremental Term Loan, 4.10%, (1 Month USD LIBOR + 4.00%), 04/30/25 (a)	995	993
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 2.25%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	363	362
ICON Luxembourg S.A.R.L.
LUX Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	243	243
US Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	61	61
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	811	814
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/15/27 (a)	122	123
MED ParentCo LP
1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	664	663
Medline Borrower, LP
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	835	835
Organon & Co
USD Term Loan , 3.50%, (3 Month USD LIBOR + 3.00%), 04/07/28 (a)	781	781
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	205	205
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/30/27 (a)	994	994
Parexel International Corporation
2021 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 08/10/28 (a)	665	665
Pathway Vet Alliance LLC
2021 Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	932	928
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.50%), 02/14/25 (a)	379	378
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	102	101
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	456	449
2018 1st Lien Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 06/28/25 (a)	479	471
Radnet Management, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a)	996	995
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 2.00%), 04/15/28 (a)	3	3
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 11/09/25 (a)	584	583
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	823	820
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 10/05/27 (a)	591	591
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	235	224
Upstream Rehabilition, Inc.
2021 Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/20/26 (a)	420	420
Zelis Healthcare Corporation
2021 Term Loan, 3.60%, (1 Month USD LIBOR + 3.50%), 09/30/26 (a)	806	800
2021 Term Loan B, 3.60%, (1 Month USD LIBOR + 3.50%), 09/30/26 (a)	224	222
		21,551
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	548	541
2021 First Lien Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 02/15/27 (a)	240	240
Alliant Holdings Intermediate, LLC
Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	493	487
2021 Term Loan B4, 4.00%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	270	269
AllSpring Buyer LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 04/21/28 (a)	337	338
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (a)	437	434
AssuredPartners, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	810	802

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Astra Acquisition Corp.
2021 1st Lien Term Loan, 5.75%, (1 Month USD LIBOR + 5.25%), 10/20/28 (a)	1,150	1,126
2021 2nd Lien Term Loan, 9.62%, (1 Month USD LIBOR + 8.88%), 10/22/29 (a)	280	275
Asurion LLC
2021 Term Loan B9, 3.34%, (1 Month USD LIBOR + 3.25%), 02/05/28 (a)	358	355
2021 2nd Lien Term Loan B3, 5.34%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	100	100
2021 Second Lien Term Loan B4, 5.34%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	670	667
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (a)	1,006	1,006
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 6.84%, (1 Month USD LIBOR + 6.75%), 06/26/26 (a)	405	406
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	1,037	1,035
Eisner Advisory Group LLC
Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (a)	275	275
Greystone Select Financial LLC
Term Loan B, 5.30%, (6 Month USD LIBOR + 5.00%), 12/31/24 (a)	124	124
Gulf Finance, LLC
2021 Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 08/25/26 (a)	153	143
2021 Term Loan, 7.75%, (1 Month USD LIBOR + 6.75%), 08/25/26 (a)	89	83
Hightower Holdings LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 04/08/26 (a)	455	454
Ineos US Finance LLC
2021 USD Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 11/05/28 (a)	95	94
ION Trading Finance Limited
2021 USD Term Loan, 4.92%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	806	807
KKR Apple Bidco, LLC
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 07/14/28 (a)	295	294
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	123	122
McDermott Technology Americas Inc
2020 Take Back Term Loan, 3.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (a)	27	12
PAI Holdco, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/13/25 (a)	636	635
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	837	828
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	523	518
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 02/06/24 (a)	409	402
Sweetwater Borrower, LLC
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 12/31/24 (a)	525	525
Tiger Acquisition, LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/21/28 (a)	264	262
Trans Union, LLC
2021 Term Loan B6, 0.00%, (3 Month USD LIBOR + 2.25%), 11/16/28 (a) (p)	345	344
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 7.25%, (3 Month USD LIBOR + 2.50%), 02/28/25 (a)	389	399
2021 Consented Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 05/29/26 (a)	135	112
Walker & Dunlop, Inc.
2021 Term Loan, 2.75%, (SOFR 90-Day Average + 2.25%), 10/14/28 (a)	195	195
		14,709
Communication Services 0.3%
Altice France S.A.
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	993	987
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	267	267
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (a)	1,000	1,002
Cincinnati Bell, Inc.
2021 Term Loan B2, 3.75%, (SOFR 90-Day Average + 3.25%), 11/17/28 (a)	350	350
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	422	416
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	206	206
CSC Holdings, LLC
2017 Term Loan B1, 2.36%, (3 Month USD LIBOR + 2.25%), 07/15/25 (a)	245	241
2018 Incremental Term Loan, 2.36%, (3 Month USD LIBOR + 2.25%), 01/31/26 (a)	170	168
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	240	111
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (a)	652	652
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	310	309
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	833	832
GoodRx, Inc.
1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (a)	817	813
GTT Communications, Inc.
2018 USD Term Loan B, 4.88%, (PRIME + 3.75%), 04/27/25 (a)	87	78
iHeartCommunications, Inc.
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	315	313
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (a)	142	142
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	830	828
NASCAR Holdings Inc.
Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	152	151
PUG LLC
USD Term Loan , 3.59%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	508	496
Radiate Holdco, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 09/25/26 (a) (p)	15	15
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	820	817
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (n) (o) (q)	39	—
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	427	415
Sinclair Television Group Inc.
Term Loan B2B, 2.60%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	334	326
Telesat Canada
Term Loan B5, 2.90%, (3 Month USD LIBOR + 2.75%), 11/22/26 (a)	447	395

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Terrier Media Buyer, Inc.
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	475	473
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	217	213
Ziggo Financing Partnership
USD Term Loan I, 2.61%, (3 Month USD LIBOR + 2.50%), 04/17/28 (a)	270	267
		11,283
Materials 0.3%
Atotech B.V.
2021 USD Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 12/31/24 (a)	90	90
2021 USD Term Loan B, 3.00%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	4	4
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/01/27 (a)	411	411
Cyanco Intermediate Corporation
2018 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	125	123
Diamond (BC) B.V.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 09/14/28 (a)	795	791
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.13%, (3 Month USD LIBOR + 3.00%), 06/20/25 (a)	379	375
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (a)	152	152
GEON Performance Solutions, LLC
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 08/10/28 (a)	105	105
Groupe Solmax Inc.
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a)	244	244
Hexion Inc.
USD Exit Term Loan, 3.64%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	210	210
Illuminate Buyer, LLC
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	457	454
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.25%, (6 Month USD LIBOR + 4.75%), 02/04/26 (a)	492	477
Kraton Corporation
2021 USD Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/18/28 (a) (p)	265	265
Messer Industries GmbH
2018 USD Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	410	406
Olympus Water US Holding Corporation
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a)	345	344
Phoenix Services International, LLC
Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 01/29/25 (a)	142	141
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.87%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	267	267
2018 1st Lien Term Loan, 4.87%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	230	230
2018 1st Lien Term Loan, 7.00%, (3 Month USD LIBOR + 3.75%), 08/21/25 (a)	1	1
PQ Corporation
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 05/26/28 (a)	140	139
Pregis TopCo Corporation
1st Lien Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	485	483
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 4.00%), 09/22/28 (a)	380	379
2021 2nd Lien Term Loan, 7.25%, (6 Month USD LIBOR + 6.75%), 09/22/29 (a)	80	80
Quikrete Holdings, Inc
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.00%), 12/24/24 (a) (p)	175	175
Starfruit Finco B.V
2018 USD Term Loan B, 3.10%, (3 Month USD LIBOR + 3.00%), 09/10/25 (a)	180	179
TricorBraun Holdings, Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	598	593
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 10/05/24 (a)	684	683
2021 Delayed Draw Term Loan , 4.50%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	5	5
2021 Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	87	87
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	770	754
W.R. Grace & Co.-Conn.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/11/28 (a)	650	650
		9,297
Consumer Staples 0.2%
CHG PPC Parent LLC
2021 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 11/17/28 (a)	550	547
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	499	498
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.78%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	676	671
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/22/26 (a)	609	589
Monogram Food Solutions, LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	455	453
PECF USS Intermediate Holding III Corporation
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 11/04/28 (a) (p)	830	830
Reynolds Consumer Products LLC
Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	164	163
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	128	128
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	1,005	993
United Natural Foods, Inc.
Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 10/10/25 (a)	300	300
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	993	991
		6,163
Energy 0.2%
Atlas Purchaser, Inc.
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.25%), 12/31/24 (a)	504	494
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	891	888
DT Midstream, Inc
Term Loan B, 2.50%, (6 Month USD LIBOR + 2.00%), 12/31/24 (a)	211	211
Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 12/31/24 (a)	23	23
EG America LLC
2018 USD Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	231	230
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	219	221

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	288	288
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (q)	140	140
Freeport LNG Investments, LLLP
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 11/17/28 (a)	370	366
Frontera Generation Holdings LLC
2021 2nd Lien Term Loan, 2.50%, (3 Month USD LIBOR + 1.50%), 04/26/28 (a)	21	11
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.13%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	702	702
Lucid Energy Group II Borrower, LLC
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 11/24/28 (a)	335	331
Oryx Midstream Services Permian Basin LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 12/31/24 (a)	330	328
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	272	262
Prairie ECI Acquiror LP
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	197	190
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 09/22/24 (a)	396	394
U.S. Silica Company
2018 Term Loan B, 5.00%, (1 Month USD LIBOR + 4.00%), 04/12/25 (a)	337	329
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 03/31/28 (a)	607	605
		6,013
Utilities 0.0%
Calpine Corporation
2019 Term Loan B10, 2.09%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	54	53
NEP/NCP Holdco Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 10/05/25 (a) (p)	250	245
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	424	418
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	292	289
1st Lien Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	72	71
Waterbridge Midstream Operating LLC
Term Loan B, 6.75%, (6 Month USD LIBOR + 5.75%), 06/22/26 (a)	238	232
		1,308
Real Estate 0.0%
Iron Mountain, Inc.
2018 Term Loan B, 1.85%, (3 Month USD LIBOR + 1.75%), 03/02/26 (a)	322	316
Total Senior Floating Rate Instruments (cost $160,258)		160,150
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (n) (q)	20	411
Energy 0.0%
Frontera Holdings LLC (i) (n)	—	—
Gulfport Energy Operating Corporation (n)	5	328
McDermott International, Inc. (n)	11	5
		333
Consumer Discretionary 0.0%
CW Travel Holdings (n) (q)	5	177
Total Common Stocks (cost $640)		921
WARRANTS 0.0%
Avation PLC (i) (n)	10	4
Total Warrants (cost $0)		4
OTHER EQUITY INTERESTS 0.0%
Gulfport Energy Operating Corporation (n) (q) (r)	510	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.3%
JNL Government Money Market Fund, 0.01% (s) (t)	81,004	81,004
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (s) (t)	9,546	9,546
Total Short Term Investments (cost $90,550)		90,550
Total Investments 99.9% (cost $3,557,859)		3,561,366
Other Derivative Instruments (0.0)%		(53)
Other Assets and Liabilities, Net 0.1%		3,858
Total Net Assets 100.0%		3,565,171
(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $3,581.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $356,058 and 10.0% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of December 31, 2021.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Convertible security.

(n) Non-income producing security.

(o) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/DoubleLine Core Fixed Income Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Global Funding, 3.00%, 07/01/22	4,711	—	4,657	86	110	(164)	—	—

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 1.70%, 03/02/31	07/01/21	967	970	—
Abu Dhabi, Government of, 3.13%, 09/30/49	03/18/21	1,923	2,039	0.1
Abu Dhabi, Government of, 3.88%, 04/16/50	03/25/21	664	698	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	858	851	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	207	206	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	622	626	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	481	476	—
AES Gener S.A., 7.13%, 03/26/79	05/28/19	515	519	—
AES Gener S.A., 6.35%, 10/07/79	12/20/19	407	409	—
Assembleia da Republica, 2.88%, 10/15/25	02/05/19	806	838	—
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,248	1,289	—
Assembleia da Republica, 0.48%, 10/18/30	12/03/20	3,919	3,569	0.1
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	320	314	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	01/07/20	210	207	—
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	1,618	1,582	0.1
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	08/14/18	301	314	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	12/15/21	198	199	—
Banco do Brasil S.A, 9.00% (callable at 100, 06/18/24)	12/09/21	1,807	1,813	0.1
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	597	584	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	943	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	451	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	06/23/21	274	274	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/03/20	922	897	—
Banco Macro S.A., 6.64%, 11/04/26	08/07/18	1,511	1,378	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	401	426	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	10/01/18	2,334	2,541	0.1
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	1,349	1,347	—
BDO Unibank, Inc., 2.95%, 03/06/23	10/18/17	2,998	3,051	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	07/21/21	2,926	2,761	0.1
Cap S.A., 3.90%, 04/27/31	12/13/21	1,186	1,175	—
CIMB Bank Berhad, 0.90%, 10/09/24	01/14/20	502	503	—
Commonwealth of Australia, 1.00%, 12/21/30	01/06/21	3,877	3,486	0.1
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	1,761	864	—
DBS Group Holdings Ltd, 3.30% (callable at 100, 02/27/25)	04/19/21	204	204	—
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	515	529	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,200	1,186	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	972	939	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	11/24/20	1,031	996	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,671	1,058	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,887	1,800	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	1,131	1,089	—
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	824	809	—
EQUATE Petrochemical B.V., 2.63%, 04/28/28	08/09/21	705	704	—
Estado Espanol, 1.60%, 04/30/25	09/28/17	1,373	1,334	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	2,444	2,304	0.1
Export-Import Bank of Thailand, 1.06%, 11/20/23	07/18/19	1,004	1,006	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	1,946	1,950	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	07/02/18	2,682	2,745	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	04/22/20	2,488	2,654	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	514	506	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,433	4,713	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	319	338	—
France Government Inflation Indexed Bond, 0.70%, 07/25/30	07/01/20	1,925	2,110	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	2,634	2,639	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	799	797	—
Geopark Limited, 6.50%, 09/21/24	03/28/19	469	479	—
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,206	1,211	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	2,425	2,509	0.1
Gouvernement De France, 1.50%, 05/25/31	12/03/20	3,858	3,569	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	3,322	3,094	0.1
Hunt Oil USA, Inc., 6.38%, 06/01/28	05/26/21	1,165	1,163	—
Inkia Energy Limited, 5.88%, 11/09/27	08/11/21	1,537	1,543	0.1
Ireland, Government of, 1.00%, 05/15/26	09/27/17	1,944	1,974	0.1
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,108	2,176	0.1
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	03/15/21	645	656	—
Itau Unibanco Holding S.A., 6.13% (callable at 100, 12/12/22)	08/03/21	406	401	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	09/21/21	2,529	2,490	0.1
KASIKORNBANK Public Company Limited, 5.28% (callable at 100, 10/14/25)	01/08/21	623	626	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	1,846	1,810	0.1
Korea Electric Power Corp, 1.13%, 06/15/25	04/23/21	200	197	—
KT Corp, 1.00%, 09/01/25	10/28/21	393	392	—
KT Corp, 2.50%, 07/18/26	05/05/21	1,784	1,754	0.1
KT Corp, 1.38%, 01/21/27	10/18/21	983	977	—
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	1,902	1,999	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/03/17	1,005	1,047	—
Malaysia Sukuk Global Berhad, 2.07%, 04/28/31	09/23/21	1,350	1,348	—
Minejesa Capital B.V., 4.63%, 08/10/30	03/07/19	2,849	2,892	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	1,721	1,779	0.1
Nexa Resources S.A., 5.38%, 05/04/27	09/22/21	318	319	—
Oleoducto Central S.A., 4.00%, 07/14/27	09/03/21	622	599	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/27/18	1,003	1,067	—
Ooredoo International Finance Limited, 3.25%, 02/21/23	06/17/20	509	512	—
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	209	216	—
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	10/23/19	250	257	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	1,714	1,681	0.1
Pampa Energia S.A., 7.50%, 01/24/27	06/20/18	2,741	2,501	0.1
PERU LNG, 5.38%, 03/22/30	04/17/20	824	1,121	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	1,731	1,779	0.1
PETRONAS Capital Limited, 2.48%, 01/28/32	10/27/21	1,039	1,054	—
POSCO, 2.38%, 01/17/23	07/10/20	1,921	1,926	0.1
POSCO, 2.75%, 07/15/24	09/17/20	620	619	—
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	288	288	—
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	1,434	1,414	0.1
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	1,524	1,530	0.1
Qatar Petroleum, 2.25%, 07/12/31	10/18/21	2,562	2,579	0.1
Reliance Industries Limited, 5.40%, 02/14/22	08/28/20	1,005	1,005	—
Republique Francaise Presidence, 0.25%, 11/25/26	02/04/19	1,010	1,035	—
Republique Francaise Presidence, 1.00%, 05/25/27	04/03/18	368	371	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	350	356	—
Republique Francaise Presidence, 0.00%, 11/25/29	02/25/20	4,252	4,442	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	1,414	1,433	0.1
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	07/08/21	195	194	—
Saudi Arabia, Kingdom of, 3.75%, 01/21/55	03/18/21	194	212	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	5,344	5,760	0.2
Singtel Group Treasury Pte. Ltd., 2.38%, 08/28/29	10/27/21	549	551	—
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	1,275	1,278	—
SPARC Limited, 0.00%, 12/05/22	10/02/17	610	611	—
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	3,051	886	—
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	922	886	—
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/03/21	2,096	2,088	0.1
The State of Qatar, 3.38%, 03/14/24	04/30/20	1,655	1,674	0.1
UltraTech Cement Limited, 2.80%, 02/16/31	05/28/21	288	290	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	07/11/18	3,687	2,360	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	08/17/21	901	887	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	687	738	—
Vedanta Resources Limited, 6.13%, 08/09/24	07/12/18	3,501	3,238	0.1
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/04/20	1,242	1,245	—
		168,527	157,098	4.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2021 DIP Term Loan	28	-
DexKo Global Inc. - 2021 USD Delayed Draw Term Loan	25	-
Hillman Group Inc. (The) - 2021 Delayed Draw Term Loan	37	-
TGP Holdings III, LLC - 2021 Delayed Draw Term Loan	16	-
Trident TPI Holdings, Inc. - 2021 Delayed Draw Term Loan	7	-
VT Topco, Inc. - 2021 Delayed Draw Term Loan	79	1
Zelis Healthcare Corporation - 2021 Delayed Draw Term Loan	81	-
	273	1

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	CIT	01/21/22	AUD	(1,410)	(1,026)	(19)
USD/EUR	BOA	01/21/22	EUR	(2,940)	(3,348)	(34)
					(4,374)	(53)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,443,109	—	1,443,109
Non-U.S. Government Agency Asset-Backed Securities	—	982,456	—	982,456
Corporate Bonds And Notes	—	884,176	—	884,176
Senior Floating Rate Instruments[1]	—	160,011	140	160,151
Common Stocks	333	—	588	921
Warrants	—	4	—	4
Other Equity Interests	—	—	—	—
Short Term Investments	90,550	—	—	90,550
	90,883	3,469,756	728	3,561,367
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(53)	—	(53)
	—	(53)	—	(53)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 61.9%
Singapore 8.8%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (a)	1,000	1,049
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	7,986	7,892
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (a)	179	204
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (b)	2,400	2,373
1.83%, 09/10/30 (b) (c)	7,200	7,119
PSA Treasury Pte. Ltd.
2.13%, 09/05/29 (a)	3,600	3,637
2.25%, 04/30/30 (a)	8,800	8,975
Singtel Group Treasury Pte. Ltd.
2.38%, 08/28/29 (a)	2,200	2,254
1.88%, 06/10/30 (a)	5,700	5,602
Temasek Financial (I) Limited
1.00%, 10/06/30 (a)	250	233
1.00%, 10/06/30 (c)	12,950	12,081
1.63%, 08/02/31 (a)	10,000	9,714
United Overseas Bank Limited
3.88%, (100, 10/19/23) (d)	8,100	8,343
2.88%, 03/08/27 (e)	4,000	4,015
1.75%, 03/16/31 (a)	5,500	5,420
		78,911
India 5.7%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	4,704	4,539
3.00%, 02/16/31 (c)	784	757
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (a)	900	928
4.38%, 07/03/29 (a)	600	626
3.10%, 02/02/31 (a)	2,500	2,378
Indian Oil Corporation Limited
5.75%, 08/01/23 (a)	7,900	8,402
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	1,544	1,536
ONGC Videsh Limited
4.63%, 07/15/24 (a)	200	213
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (a)	9,500	9,958
Reliance Industries Limited
5.40%, 02/14/22 (a)	12,500	12,562
3.67%, 11/30/27 (c)	410	439
UltraTech Cement Limited
2.80%, 02/16/31 (a)	1,100	1,062
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	2,200	2,060
Vedanta Resources Limited
6.13%, 08/09/24 (a)	6,500	5,687
		51,147
South Korea 5.6%
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (a)	8,100	8,146
1.75%, 05/06/25 (c)	1,000	1,008
Korea Electric Power Corp
1.13%, 06/15/25 (a)	1,000	987
1.13%, 06/15/25 (c)	2,500	2,468
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c) (f)	1,200	1,178
KT Corp
1.00%, 09/01/25 (a)	4,000	3,919
2.50%, 07/18/26 (a)	5,436	5,610
1.38%, 01/21/27 (a)	3,230	3,157
LG Chem, Ltd.
2.38%, 07/07/31 (c)	1,200	1,181
NongHyup Bank
1.25%, 07/20/25 (c)	6,000	5,943
POSCO
2.38%, 11/12/22 - 01/17/23 (a)	4,600	4,660
2.75%, 07/15/24 (a)	5,300	5,471
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (c) (d)	4,800	4,735
Woori Bank
4.25%, (100, 10/04/24) (a) (d)	1,700	1,764
		50,227
Colombia 5.4%
Alpha Capital SAS
10.00%, 02/01/22 (g) (h)	9	9
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (a)	1,000	1,035
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (c) (d)	2,950	2,990
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (a)	800	781
Bancolombia SA
4.88%, 10/18/27	5,000	5,010
Ecopetrol S.A.
6.88%, 04/29/30	2,000	2,236
4.63%, 11/02/31	250	243
5.88%, 05/28/45 - 11/02/51	11,640	10,939
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (a)	7,100	6,727
4.38%, 02/15/31 (a)	4,600	4,357
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	800	900
Geopark Limited
6.50%, 09/21/24 (a)	1,901	1,944
Gilex Holding SARL
8.50%, 05/02/23 (a)	800	807
8.50%, 05/02/23 (c)	2,200	2,222
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (a)	6,400	5,824
6.25%, 02/15/25 (c)	300	273
Oleoducto Central S.A.
4.00%, 07/14/27 (a)	2,500	2,496
		48,793
Peru 5.0%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (c)	918	1,190
Banco BBVA Peru
5.25%, 09/22/29 (a)	1,450	1,520
Banco de Credito del Peru
3.13%, 07/01/30 (a)	2,900	2,867
3.13%, 07/01/30 (c)	2,300	2,274
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (a)	509	536
4.00%, 07/08/30 (a)	6,100	6,077
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (c)	490	539
Fenix Power Peru S.A.
4.32%, 09/20/27 (a)	2,248	2,295
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	4,710	4,763
Inkia Energy Limited
5.88%, 11/09/27 (a)	5,770	5,936
Nexa Resources S.A.
5.38%, 05/04/27 (a)	2,800	2,975
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	718	692
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (a) (i)	389	372
PERU LNG
5.38%, 03/22/30 (a)	5,600	4,830
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (a)	6,000	6,121
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	2,175	2,300
		45,287
Chile 4.1%
AES Gener S.A.
7.13%, 03/26/79 (c)	3,900	4,044
7.13%, 03/26/79 (a)	1,200	1,245
6.35%, 10/07/79 (c)	2,000	2,045

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
6.35%, 10/07/79 (a)	4,100	4,192
Cap S.A.
3.90%, 04/27/31 (a)	3,914	3,679
3.90%, 04/27/31 (c)	2,250	2,115
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (i)	4,700	3,820
Corporacion Nacional del Cobre de Chile
3.75%, 01/15/31 (c) (f)	2,000	2,130
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (a)	1,891	1,815
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	4,697	4,725
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (a)	4,600	1,748
Engie Energia Chile S.A.
3.40%, 01/28/30 (a)	4,500	4,548
Telefonica Moviles Chile S.A.
3.54%, 11/18/31 (c)	400	399
		36,505
Mexico 3.6%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (c) (j) (k)	310	45
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (d)	1,500	1,597
7.50%, (100, 06/27/29) (c) (d)	530	564
7.63%, (100, 01/10/28) (a) (d)	6,800	7,259
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (100, 11/29/22) (a) (d) (l)	3,950	1,896
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (c)	2,400	2,134
Grupo Bimbo S.A.B. de C.V.
5.95%, (100, 04/17/23) (a) (d)	6,000	6,210
Grupo Idesa, S.A. de C.V.
9.88%, 05/22/26 (c) (h) (m)	1,329	881
Petróleos Mexicanos
6.75%, 09/21/47	7,650	6,791
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (100, 01/29/25) (a) (d) (l)	8,350	4,926
		32,303
Netherlands 3.3%
AES Andres B.V.
5.70%, 05/04/28 (c)	5,700	5,802
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	6,000	6,993
Digicel International Finance Limited
8.75%, 05/25/24 (c)	412	423
13.00%, 12/31/25 (c) (h)	234	240
8.00%, 12/31/26 (c)	164	160
EQUATE Petrochemical B.V.
2.63%, 04/28/28 (a)	2,800	2,817
Petrobras Global Finance B.V.
6.75%, 06/03/50	10,000	10,473
5.50%, 06/10/51	2,400	2,227
VTR Finance N.V.
6.38%, 07/15/28 (a)	550	573
		29,708
Brazil 3.0%
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (b) (d)	6,000	5,955
9.00%, (100, 06/18/24) (a) (d)	1,761	1,878
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (a)	3,000	2,920
Cosan Overseas Limited
8.25%, (100, 05/05/22) (a) (d)	2,500	2,547
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (a) (d)	3,040	2,850
4.63%, (100, 02/27/25) (c) (d)	2,560	2,400
6.13%, (100, 12/12/22) (a) (d)	3,100	3,108
3.88%, 04/15/31 (a)	5,760	5,515
		27,173
Indonesia 2.5%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	4,340	4,947
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	7,998	8,203
5.63%, 08/10/37 (a)	9,000	9,416
		22,566
Jersey 2.5%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (c)	13,500	13,251
2.63%, 03/31/36 (a)	6,700	6,547
2.94%, 09/30/40 (a)	2,473	2,463
		22,261
Panama 2.2%
AES Panama Generation Holdings SRL
4.38%, 05/31/30 (a)	1,200	1,250
4.38%, 05/31/30 (c)	2,550	2,654
Banco General, S.A.
5.25%, (100, 05/07/31) (c) (d)	4,850	4,926
Banco Nacional De Panama
2.50%, 08/11/30 (c)	1,500	1,405
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (c)	1,700	1,878
Multibank, Inc.
4.38%, 11/09/22 (a)	650	663
UEP Penonome II S.A.
6.50%, 10/01/38 (a)	1,347	1,417
6.50%, 10/01/38 (c)	5,387	5,664
		19,857
Malaysia 1.6%
CIMB Bank Berhad
3.26%, 03/15/22 (a)	500	502
0.90%, (3 Month USD LIBOR + 0.78%), 10/09/24 (a) (e)	500	503
Malayan Banking Berhad
0.96%, (3 Month USD LIBOR + 0.80%), 08/16/24 (a) (e)	4,000	4,026
PETRONAS Capital Limited
3.50%, 04/21/30 (c)	1,200	1,299
2.48%, 01/28/32 (c)	6,750	6,771
2.48%, 01/28/32 (a)	800	803
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (a)	200	209
		14,113
Cayman Islands 1.5%
Baidu, Inc.
3.43%, 04/07/30	200	210
CK Hutchison International (20) Limited
2.50%, 05/08/30 (c)	3,400	3,443
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	200	192
SA Global Sukuk Limited
2.69%, 06/17/31 (c)	2,200	2,213
Sparc EM SPC
0.00%, 12/05/22 (c) (i)	682	676
SPARC Limited
0.00%, 12/05/22 (a) (i)	682	672
Tencent Holdings Limited
2.39%, 06/03/30 (c)	6,500	6,367
		13,773
Qatar 1.5%
Qatar Petroleum
2.25%, 07/12/31 (a)	13,200	13,092
Argentina 1.4%
Banco Macro S.A.
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (a) (e)	4,800	4,008
6.64%, (5 Year Treasury + 5.46%), 11/04/26 (c) (e)	1,000	836
Pampa Energia S.A.
7.50%, 01/24/27 (a)	7,250	6,253
9.13%, 04/15/29 (a)	150	131

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Stoneway Capital Corporation
0.00%, 03/01/27 (a) (j) (k)	4,649	1,348
		12,576
Luxembourg 1.0%
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	9,800	9,334
Bermuda 0.8%
Digicel Group Limited
7.00%, (100, 06/01/23) (b) (c) (d) (h)	844	735
8.00%, 04/01/25 (c) (h)	603	560
Ooredoo International Finance Limited
3.25%, 02/21/23 (a)	5,000	5,125
3.75%, 06/22/26 (a)	430	465
		6,885
Canada 0.7%
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	4,000	4,369
5.88%, 05/18/30 (c)	1,900	2,307
		6,676
Spain 0.4%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (c)	4,000	3,869
United Kingdom 0.4%
Antofagasta PLC
2.38%, 10/14/30 (a) (f)	3,550	3,382
Dominican Republic 0.3%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (c)	840	865
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (a)	1,500	1,568
		2,433
Philippines 0.2%
BDO Unibank, Inc.
2.95%, 03/06/23 (a)	2,000	2,034
Thailand 0.2%
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (a) (d) (f)	600	622
Export-Import Bank of Thailand
1.06%, (3 Month USD LIBOR + 0.90%), 11/20/23 (a) (e)	473	476
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (c)	400	408
2.99%, 01/15/30 (c)	260	271
		1,777
Austria 0.1%
Suzano Austria GmbH
3.13%, 01/15/32	800	783
Saudi Arabia 0.1%
Saudi Arabian Oil Company
1.63%, 11/24/25 (c)	700	696
Total Corporate Bonds And Notes (cost $563,927)		556,161
GOVERNMENT AND AGENCY OBLIGATIONS 36.6%
Indonesia 4.9%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (a)	6,200	6,487
The Republic of Indonesia, The Government of
3.38%, 04/15/23 (a)	2,169	2,237
3.85%, 10/15/30 (f)	13,200	14,834
2.15%, 07/28/31 (f)	6,200	6,147
4.35%, 01/11/48	1,200	1,377
3.70%, 10/30/49	12,100	12,781
		43,863
Mexico 4.8%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	7,600	7,417
4.75%, 04/27/32	2,650	3,000
4.28%, 08/14/41	9,200	9,552
4.60%, 02/10/48	1,000	1,069
4.50%, 01/31/50	5,400	5,739
5.00%, 04/27/51	1,400	1,600
3.77%, 05/24/61	13,500	12,473
Mexico Government International Bond
4.35%, 01/15/47	2,500	2,598
		43,448
Saudi Arabia 3.7%
Saudi Arabia, Government of
2.90%, 10/22/25 (c)	5,300	5,548
Saudi Arabia, Kingdom of
2.88%, 03/04/23 (a)	3,700	3,788
2.25%, 02/02/33 (a)	600	583
3.75%, 01/21/55 (a)	2,450	2,597
3.45%, 02/02/61 (a)	20,700	20,735
		33,251
Philippines 3.6%
The Philippines, Government of
2.46%, 05/05/30	2,700	2,784
1.65%, 06/10/31	7,400	7,141
3.70%, 03/01/41 - 02/02/42	16,650	18,117
2.95%, 05/05/45	2,400	2,364
2.65%, 12/10/45	1,600	1,513
		31,919
Panama 3.5%
Government of the Republic of Panama
2.25%, 09/29/32	14,000	13,300
4.30%, 04/29/53	1,800	1,930
4.50%, 04/01/56	2,000	2,197
3.87%, 07/23/60	13,700	13,666
		31,093
Chile 2.8%
Gobierno de la Republica de Chile
2.45%, 01/31/31	4,700	4,675
2.55%, 01/27/32 - 07/27/33	4,100	4,002
3.10%, 05/07/41 - 01/22/61	9,500	9,005
3.50%, 01/25/50	7,600	7,916
		25,598
Colombia 2.7%
Presidencia de la República de Colombia
3.13%, 04/15/31	2,700	2,422
3.25%, 04/22/32	4,900	4,384
5.00%, 06/15/45	15,700	14,167
4.13%, 05/15/51	4,600	3,723
		24,696
Brazil 2.5%
Presidencia Da Republica Federativa Do Brasil
3.75%, 09/12/31 (f)	17,800	16,754
5.63%, 02/21/47	5,900	5,878
		22,632
Dominican Republic 2.1%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (c)	2,000	2,035
4.88%, 09/23/32 (c)	14,200	14,448
5.88%, 01/30/60 (a)	2,200	2,115
		18,598
South Korea 1.6%
The Korea Development Bank
1.00%, 09/09/26	2,200	2,149
1.63%, 01/19/31 (f)	3,300	3,212
2.00%, 10/25/31	8,150	8,158
The Republic of Korea, Government of
2.75%, 01/19/27	600	633
		14,152
United Arab Emirates 1.5%
Abu Dhabi, Government of
3.13%, 04/16/30 (c)	2,400	2,592
1.70%, 03/02/31 (a)	3,200	3,105
3.13%, 09/30/49 (a)	7,400	7,545
		13,242
Malaysia 1.4%
Malaysia Sukuk Global Berhad
2.07%, 04/28/31 (a)	4,950	4,944

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
2.07%, 04/28/31 (c)	7,650	7,640
		12,584
Peru 0.8%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	2,500	2,487
3.30%, 03/11/41	5,000	5,023
		7,510
Qatar 0.6%
The State of Qatar
3.88%, 04/23/23 (a)	2,500	2,596
3.38%, 03/14/24 (a)	2,900	3,034
		5,630
Ukraine 0.1%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (a)	510	502
Total Government And Agency Obligations (cost $327,591)		328,718
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (j) (n)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund, 0.03% (o) (p)	11,100	11,100
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (o) (p)	5,500	5,500
Total Short Term Investments (cost $16,600)		16,600
Total Investments 100.4% (cost $908,118)		901,479
Other Assets and Liabilities, Net (0.4)%		(3,210)
Total Net Assets 100.0%		898,269

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $196,387 and 21.9% of the Fund.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was on loan as of December 31, 2021.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Non-income producing security.

(k) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 1.70%, 03/02/31	07/01/21	3,095	3,105	0.3
Abu Dhabi, Government of, 3.13%, 09/30/49	03/22/21	7,146	7,545	0.8
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	4,581	4,539	0.5
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	931	928	0.1
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	623	626	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	2,407	2,378	0.3
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,230	1,245	0.1
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,108	4,192	0.5
AES Panama Generation Holdings SRL, 4.38%, 05/31/30	05/17/21	1,233	1,250	0.1
Antofagasta PLC, 2.38%, 10/14/30	06/23/21	3,436	3,382	0.4
Banco BBVA Peru, 5.25%, 09/22/29	11/30/20	1,545	1,520	0.2
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/20/19	1,047	1,035	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	12/04/20	2,936	2,867	0.3
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	1,504	1,568	0.2
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	4,929	5,955	0.7
Banco do Brasil S.A, 9.00% (callable at 100, 06/18/24)	12/09/21	1,872	1,878	0.2
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,980	2,920	0.3
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	805	781	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	06/21/21	536	536	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	6,245	6,077	0.7
Banco Macro S.A., 6.64%, 11/04/26	06/05/18	4,536	4,008	0.4
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,504	1,597	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,734	7,259	0.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	12/04/20	615	622	0.1
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,999	2,034	0.2
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	1,017	1,049	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	383	375	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	132	127	—
Cap S.A., 3.90%, 04/27/31	12/10/21	3,718	3,679	0.4
CIMB Bank Berhad, 3.26%, 03/15/22	11/03/20	502	502	0.1
CIMB Bank Berhad, 0.90%, 10/09/24	12/03/19	501	503	0.1
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/22)	04/25/16	2,307	2,547	0.3
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13% (callable at 100, 11/29/22)	07/23/18	3,871	1,896	0.2
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	7,922	7,892	0.9
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,905	1,815	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	4,856	4,725	0.5
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	4,371	1,748	0.2
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	7,049	6,727	0.7
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,523	4,357	0.5
Engie Energia Chile S.A., 3.40%, 01/28/30	07/08/21	4,634	4,548	0.5
EQUATE Petrochemical B.V., 2.63%, 04/28/28	08/09/21	2,808	2,817	0.3
Export-Import Bank of Thailand, 1.06%, 11/20/23	09/17/19	474	476	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	01/19/21	2,291	2,295	0.3
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	850	900	0.1
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	6,572	6,547	0.7
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	2,468	2,463	0.3
Geopark Limited, 6.50%, 09/21/24	02/14/19	1,898	1,944	0.2
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	805	807	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,262	5,824	0.6
Grupo Bimbo S.A.B. de C.V., 5.95% (callable at 100, 04/17/23)	10/08/19	6,136	6,210	0.7
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	4,489	4,763	0.5
Indian Oil Corporation Limited, 5.75%, 08/01/23	06/20/17	8,210	8,402	0.9
Inkia Energy Limited, 5.88%, 11/09/27	07/16/18	5,651	5,936	0.7
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	03/01/21	2,816	2,850	0.3
Itau Unibanco Holding S.A., 6.13% (callable at 100, 12/12/22)	06/25/18	3,124	3,108	0.3
Itau Unibanco Holding S.A., 3.88%, 04/15/31	09/21/21	5,645	5,515	0.6
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	02/01/21	8,345	8,146	0.9
Korea Electric Power Corp, 1.13%, 06/15/25	04/23/21	1,001	987	0.1
KT Corp, 1.00%, 09/01/25	04/30/21	3,941	3,919	0.4
KT Corp, 2.50%, 07/18/26	05/05/21	5,704	5,610	0.6
KT Corp, 1.38%, 01/21/27	10/18/21	3,175	3,157	0.4
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	198	204	—
Malayan Banking Berhad, 0.96%, 08/16/24	10/09/19	4,011	4,026	0.4
Malaysia Sukuk Global Berhad, 2.07%, 04/28/31	09/24/21	4,944	4,944	0.6
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	8,119	8,203	0.9
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	9,273	9,416	1.0
Multibank, Inc., 4.38%, 11/09/22	06/10/20	651	663	0.1
Nexa Resources S.A., 5.38%, 05/04/27	09/21/21	2,964	2,975	0.3
Oleoducto Central S.A., 4.00%, 07/14/27	09/07/21	2,595	2,496	0.3
ONGC Videsh Limited, 4.63%, 07/15/24	08/07/20	211	213	—
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/30/16	9,405	9,958	1.1
Ooredoo International Finance Limited, 3.25%, 02/21/23	05/06/20	5,084	5,125	0.6
Ooredoo International Finance Limited, 3.75%, 06/22/26	05/11/20	450	465	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	722	692	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/30/20	2,416	2,373	0.3
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	6,957	6,253	0.7
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	123	131	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/25/16	349	372	—
PERU LNG, 5.38%, 03/22/30	04/16/20	3,544	4,830	0.5
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	6,300	6,487	0.7
PETRONAS Capital Limited, 2.48%, 01/28/32	10/27/21	792	803	0.1
POSCO, 2.38%, 11/12/22	07/30/20	909	910	0.1
POSCO, 2.38%, 01/17/23	07/10/20	3,736	3,750	0.4
POSCO, 2.75%, 07/15/24	09/16/20	5,476	5,471	0.6
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	03/18/21	2,112	2,115	0.2
PSA Treasury Pte. Ltd., 2.13%, 09/05/29	04/30/20	3,688	3,637	0.4
PSA Treasury Pte. Ltd., 2.25%, 04/30/30	06/02/21	8,940	8,975	1.0
Qatar Petroleum, 2.25%, 07/12/31	10/18/21	13,023	13,092	1.5
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	12,586	12,562	1.4
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	05/04/20	3,738	3,788	0.4
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	07/08/21	586	583	0.1
Saudi Arabia, Kingdom of, 3.75%, 01/21/55	03/18/21	2,380	2,597	0.3
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/19/21	19,252	20,735	2.3
Scotiabank Peru S.A.A., 4.50%, 12/13/27	11/18/19	6,062	6,121	0.7
Singtel Group Treasury Pte. Ltd., 2.38%, 08/28/29	10/27/21	2,246	2,254	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	5,592	5,602	0.6
SPARC Limited, 0.00%, 12/05/22	10/05/17	671	672	0.1
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	4,643	1,348	0.2
Temasek Financial (I) Limited, 1.00%, 10/06/30	01/28/21	243	233	—
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/03/21	9,688	9,714	1.1
The Republic of Indonesia, The Government of, 3.38%, 04/15/23	07/13/20	2,216	2,237	0.3
The State of Qatar, 3.88%, 04/23/23	04/27/20	2,559	2,596	0.3
The State of Qatar, 3.38%, 03/14/24	04/30/20	2,999	3,034	0.3
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/31/20	205	209	—
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/03/17	2,215	2,300	0.3
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,379	1,417	0.2
UltraTech Cement Limited, 2.80%, 02/16/31	05/21/21	1,053	1,062	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88% (callable at 100, 01/29/25)	06/22/18	7,694	4,926	0.5
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	5,493	5,420	0.6
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,169	5,687	0.6
VTR Finance N.V., 6.38%, 07/15/28	06/22/21	579	573	0.1
Woori Bank, 4.25% (callable at 100, 10/04/24)	12/03/20	1,755	1,764	0.2
		407,928	401,026	44.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	556,161	—	556,161
Government And Agency Obligations	—	328,718	—	328,718
Common Stocks	—	—	—	—
Short Term Investments	16,600	—	—	16,600
	16,600	884,879	—	901,479

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 49.1%
37 Capital CLO 1, LTD
Series 2021-A-1A, 1.36%, (3 Month USD LIBOR + 1.20%), 10/16/34 (a)	10,000	10,000
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-D-5BP, REMIC, 1.46%, (1 Month USD LIBOR + 1.35%), 06/15/33 (a)	1,635	1,615
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, REMIC, 2.56%, (1 Month USD LIBOR + 2.45%), 06/15/33 (a)	2,913	2,753
522 Funding Clo I Ltd
Series 2019-A1-1A, 1.51%, (3 Month USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,500
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (b)	2,517	2,461
Affirm Asset Securitization Trust 2020-A
Series 2020-A-A, REMIC, 2.10%, 10/17/22	5,550	5,568
Series 2020-B-A, REMIC, 3.54%, 10/17/22	4,200	4,227
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	1,354	1,376
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/25	2,608	2,621
Affirm Asset Securitization Trust 2021-A
Series 2021-B-A, 1.06%, 04/17/23	1,000	997
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,800	1,786
Series 2021-B-B, 1.24%, 04/15/24	1,300	1,291
AIG CLO 2021-2, LLC
Series 2021-A-2A, 1.29%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	2,500	2,496
Ajax Mortgage Loan Trust 2020-A
Series 2020-A-A, 2.38%, 12/25/59 (b)	2,903	2,889
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	2,019	2,009
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,969
Allegro CLO VII Ltd
Series 2018-A-1A, 1.22%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	2,996
Allegro CLO X Ltd
Series 2019-AR-1A, 1.28%, (3 Month USD LIBOR + 1.15%), 04/20/32 (a)	3,500	3,501
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	905	714
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	779	637
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 0.42%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	1,204	1,164
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,872	3,375
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	6,358	4,713
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 1.00%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,572	2,456
AMMC CLO 18, Limited
Series 2016-AR-18A, REMIC, 1.28%, (3 Month USD LIBOR + 1.10%), 05/27/31 (a)	3,383	3,378
AMSR Trust
Series 2020-B-SFR2, REMIC, 2.03%, 07/17/25	10,500	10,518
Anchorage Capital CLO 19 Ltd
Series 2021-A-19A, 1.34%, (3 Month USD LIBOR + 1.21%), 10/16/34 (a)	7,000	7,009
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 1.64%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	2,000
Anchorage Capital CLO 9, Ltd.
Series 2016-AR2-9A, 1.26%, (3 Month USD LIBOR + 1.14%), 07/15/32 (a)	7,500	7,500
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	1,103	1,099
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, 1.98%, 10/25/66	4,896	4,897
Angel Oak Mortgage Trust, LLC
Series 2020-A1-4, REMIC, 1.47%, 07/25/24 (a)	2,071	2,070
Apidos CLO XXXV
Series 2021-A-35A, 1.18%, (3 Month USD LIBOR + 1.05%), 04/20/34 (a)	2,000	1,990
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b) (c)	1,429	1,270
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.97%, 05/15/53 (a)	24,558	1,641
Arbor Multifamily Mortgage Securities Trust 2021-MF2
Interest Only, Series 2021-XA-MF2, REMIC, 1.12%, 06/30/53 (a)	51,283	4,414
AREIT Trust
Series 2019-D-CRE3, 2.81%, (SOFR 30-Day Average + 2.76%), 07/14/22 (a) (b)	4,369	4,328
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 1.62%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,750
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 01/15/27	2,323	2,320
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	1,766	1,779
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 0.99%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	1,831	1,832
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.21%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	977
Atlas Senior Loan Fund XI Ltd
Series 2018-B-11A, 1.77%, (3 Month USD LIBOR + 1.65%), 07/26/31 (a) (c)	2,000	1,982
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, REMIC, 2.41%, (1 Month USD LIBOR + 2.30%), 06/15/35 (a)	1,232	1,198
Series 2018-E-ATRM, REMIC, 3.51%, (1 Month USD LIBOR + 3.40%), 06/15/35 (a)	2,913	2,775
Series 2017-E-ATRM, REMIC, 3.16%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (b)	1,692	1,599
Avant Loans Funding Trust 2020-REV1
Series 2020-B-REV1, 2.68%, 05/15/29	2,000	1,999
Bain Capital Credit CLO 2019-1
Series 2019-AR-1A, 1.25%, (3 Month USD LIBOR + 1.13%), 04/19/34 (a)	5,000	4,989
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	418	414
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 2.81%, 05/20/36 (a)	2,252	2,245
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.38%, 05/17/50 (a)	15,463	811
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.05%, 06/17/64 (a)	59,621	4,711
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.92%, 09/17/64 (a)	80,511	5,045
Battalion CLO Ltd
Series 2021-A-20A, 1.31%, (3 Month USD LIBOR + 1.18%), 07/17/34 (a)	1,500	1,500
Battalion CLO XI Ltd.
Series 2017-AR-11A, 1.27%, (3 Month USD LIBOR + 1.15%), 04/24/34 (a)	10,000	10,001
Battalion Clo XV Ltd
Series 2020-A1-15A, 1.47%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	5,000
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b)	859	865
BBCMS Mortgage Trust
Series 2018-F-TALL, REMIC, 3.35%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (b)	4,000	3,386

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2017-XA-C1, REMIC, 1.44%, 02/17/50 (a)	21,311	1,256
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.02%, 07/17/54 (a)	26,096	2,299
Interest Only, Series 2021-XD-C10, REMIC, 1.70%, 07/17/54 (a)	16,250	2,272
BBCMS Trust
Series 2019-E-BWAY, REMIC, 2.96%, (1 Month USD LIBOR + 2.85%), 11/15/34 (a)	2,715	2,572
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/07/30 (a)	3,202	2,401
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 3.20%, 02/25/47 (a)	8,647	8,046
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.52%, 01/16/54 (a)	30,643	3,451
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XB-B27, REMIC, 1.06%, 07/17/54 (a)	38,050	3,237
Benefit Street Partners CLO XXIV Ltd
Series 2021-A-24A, 1.30%, (3 Month USD LIBOR + 1.17%), 10/20/34 (a)	5,000	5,000
BF 2019-NYT Mortgage Trust
Series 2019-E-NYT, REMIC, 2.59%, (1 Month USD LIBOR + 2.50%), 12/15/35 (a) (b)	3,935	3,853
BFLD Trust
Series 2019-F-DPLO, REMIC, 2.65%, (1 Month USD LIBOR + 2.54%), 10/16/34 (a)	2,751	2,677
Birch Grove CLO
Series 2021-A1-2A, 1.37%, (3 Month USD LIBOR + 1.26%), 10/19/34 (a)	4,000	4,004
BlueMountain CLO Ltd
Series 2021-A1-31A, 1.27%, (3 Month USD LIBOR + 1.15%), 04/19/34 (a)	4,000	3,996
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 2.51%, (1 Month USD LIBOR + 2.40%), 06/15/35 (a)	1,762	1,699
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59 (a)	494	494
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	4,642	4,636
Bravo Residential Funding Trust 2021-B
Series 2021-A1-B, 2.12%, 04/25/69 (b)	7,241	7,190
Bridge Street CLO Ltd
Series 2021-A1A-1A, REMIC, 1.32%, (3 Month USD LIBOR + 1.23%), 07/20/34 (a)	3,500	3,502
BRSP 2021-FL1, Ltd.
Series 2021-AS-FL1, 1.69%, (1 Month USD LIBOR + 1.60%), 08/19/38 (a) (b)	4,812	4,792
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 2.15%, (1 Month USD LIBOR + 2.05%), 12/15/38 (a)	2,000	2,000
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	1,475	1,453
BX Commercial Mortgage Trust 2019-IMC
Series 2019-D-IMC, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 04/17/34 (a)	1,000	988
Series 2019-F-IMC, REMIC, 3.01%, (1 Month USD LIBOR + 2.90%), 04/17/34 (a)	4,606	4,561
BX Commercial Mortgage Trust 2019-XL
Series 2019-E-XL, REMIC, 1.91%, (1 Month USD LIBOR + 1.80%), 10/15/36 (a)	4,132	4,124
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-E-SOAR, REMIC, 1.91%, (1 Month USD LIBOR + 1.80%), 06/15/23 (a)	5,000	4,972
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 2.11%, (1 Month USD LIBOR + 2.00%), 09/15/23 (a)	5,122	5,077
BX Trust
Series 2021-E-MFM1, REMIC, 2.36%, (1 Month USD LIBOR + 2.25%), 01/17/23 (a)	1,800	1,773
Series 2021-D-VIEW, REMIC, 3.01%, (1 Month USD LIBOR + 2.90%), 06/15/23 (a)	741	740
Series 2021-E-VIEW, REMIC, 3.71%, (1 Month USD LIBOR + 3.60%), 06/15/23 (a)	2,300	2,298
Series 2018-E-GW, REMIC, 2.08%, (1 Month USD LIBOR + 1.97%), 05/15/37 (a) (b)	968	959
BX Trust 2019-MMP E 144A
Series 2019-E-MMP, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 08/15/36 (a)	3,765	3,713
BX Trust 2021-RISE
Series 2021-D-RISE, 1.85%, 11/17/36	5,423	5,423
BX Trust 2021-SDMF
Series 2021-D-SDMF, REMIC, 1.56%, (1 Month USD LIBOR + 1.45%), 09/15/23 (a)	3,500	3,437
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,681	2,659
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 2.96%, (1 Month USD LIBOR + 2.85%), 10/15/35 (a)	1,752	1,704
Carbone Clo Ltd
Series 2017-A1-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 01/21/31 (a) (c)	3,000	3,000
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	4,500	4,493
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 0.26%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	2,916	2,862
CarVal CLO
Series 2021-A1A-1A, 1.32%, (3 Month USD LIBOR + 1.18%), 07/20/34 (a)	5,000	5,001
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,275
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,485	2,472
Cathedral Lake CLO Ltd
Series 2021-A1-8A, 1.38%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	5,000	5,005
CBAM 2017-1 Ltd
Series 2017-B-1A, 1.93%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	1,000
CBAM 2017-2 Ltd
Series 2017-AR-2A, 1.31%, (3 Month USD LIBOR + 1.19%), 07/17/34 (a)	5,000	5,004
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 1.25%, (3 Month USD LIBOR + 1.12%), 04/20/32 (a)	4,000	4,000
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.26%, 11/15/27 (a)	350	368
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.27%, 05/12/50 (a)	17,763	842
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 4.85%, 04/10/26 (a)	2,332	2,487
Interest Only, Series 2016-XA-C3, REMIC, 0.99%, 01/10/48 (a)	4,746	165
Interest Only, Series 2017-XA-C8, REMIC, 1.50%, 06/17/50 (a)	13,433	850
Interest Only, Series 2016-XA-C4, REMIC, 1.64%, 05/10/58 (a)	15,579	902
CFIP CLO Ltd
Series 2014-AR-1A, 1.44%, (3 Month USD LIBOR + 1.32%), 07/13/29 (a)	6,529	6,529
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 2.26%, (SOFR 30-Day Average + 2.21%), 02/16/38 (a) (b)	2,500	2,494
CHL Mortgage Pass-Through Trust 2007-10
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	3,213	2,198
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (b)	549	549
Series 2017-F-CSMO, REMIC, 3.85%, (1 Month USD LIBOR + 3.74%), 11/17/36 (a) (b)	172	172
CIFC Funding 2019-VI Ltd
Series 2019-A1-6A, 1.45%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	5,500	5,500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.42%, 01/10/25 (a)	3,867	3,989
Series 2018-E-TBR, REMIC, 2.91%, (1 Month USD LIBOR + 2.80%), 12/15/36 (a)	4,739	4,686
Series 2018-F-TBR, REMIC, 3.76%, (1 Month USD LIBOR + 3.65%), 12/15/36 (a)	4,510	4,448
Interest Only, Series 2014-XA-GC19, REMIC, 1.12%, 03/12/47 (a)	24,799	489
Interest Only, Series 2014-XA-GC21, REMIC, 1.15%, 05/10/47 (a)	23,332	537
Interest Only, Series 2016-XA-GC36, REMIC, 1.22%, 02/12/49 (a)	3,923	162
Interest Only, Series 2016-XA-GC37, REMIC, 1.81%, 04/12/49 (a)	3,710	219
Interest Only, Series 2016-XA-P3, REMIC, 1.66%, 04/16/49 (a)	6,285	327
Interest Only, Series 2016-XA-P5, REMIC, 1.38%, 10/13/49 (a)	9,256	516
Interest Only, Series 2017-XA-P7, REMIC, 1.12%, 04/15/50 (a)	12,632	560
Citigroup Mortgage Loan Trust
Series 2019-A1-E, REMIC, 3.23%, 11/25/70 (b)	6,861	6,867
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	773	768
CLNC Ltd
Series 2019-D-FL1, 3.06%, (SOFR 30-Day Average + 3.01%), 04/19/26 (a)	3,000	2,952
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	1,127	1,113
Colt 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	4,889	4,887
COMM 2013-LC13 Mortgage Trust
Series 2013-C-LC13, REMIC, 5.26%, 09/12/23 (a)	1,069	1,115
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.92%, 04/12/24 (a)	1,544	1,597
Comm 2015-Ccre22 Mortgage Trust
Series 2015-B-CR22, REMIC, 3.93%, 03/12/25 (a)	750	786
COMM 2015-CCRE25 Mortgage Trust
Series 2015-C-CC25, REMIC, 4.53%, 08/12/25 (a)	2,252	2,334
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.33%, 06/12/25 (a)	5,124	5,442
COMM 2016-COR1 Mortgage Trust
Series 2016-C-COR1, REMIC, 4.33%, 10/13/26 (a)	1,276	1,329
COMM Mortgage Trust
Series 2015-C-LC23, REMIC, 4.61%, 10/10/25 (a)	306	323
Series 2016-C-CR28, REMIC, 4.64%, 12/12/25 (a)	405	425
Series 2018-D-HCLV, REMIC, 2.29%, (1 Month USD LIBOR + 2.18%), 09/15/33 (a)	197	193
Interest Only, Series 2013-XA-CR12, REMIC, 1.11%, 10/15/46 (a)	30,946	500
Interest Only, Series 2014-XA-UBS3, REMIC, 1.06%, 06/12/47 (a)	30,402	641
Interest Only, Series 2015-XA-LC21, REMIC, 0.67%, 07/10/48 (a)	17,925	364
Interest Only, Series 2015-XA-CR25, REMIC, 0.82%, 08/12/48 (a)	20,043	485
Interest Only, Series 2015-XA-CR26, REMIC, 0.92%, 10/10/48 (a)	4,712	137
Interest Only, Series 2015-XA-CR27, REMIC, 0.91%, 10/13/48 (a)	10,472	315
Commonbond Student Loan Trust
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	597	602
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 1.38%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	6,000	5,989
Series 2021-B-1A, 2.04%, (3 Month USD LIBOR + 1.88%), 01/22/35 (a)	3,400	3,376
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	1,457	1,452
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.63%, 01/15/49 (a)	272	271
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	556	498
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (b)	2,017	2,020
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	504
Credit Suisse Mortgage Trust
Series 2017-E-CHOP, REMIC, 3.66%, (1 Month USD LIBOR + 3.30%), 07/15/32 (a) (b)	1,874	1,792
Crown City CLO
Series 2021-A1A-1A, 1.30%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	3,000	2,997
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (a)	309	325
CSMC 2019-ICE4
Series 2019-F-ICE4, REMIC, 2.76%, (1 Month USD LIBOR + 2.65%), 05/15/36 (a)	3,398	3,373
CSMC 2020-NET
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	4,356	4,428
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.43%, 02/25/60 (a)	4,315	4,421
CSMC 2020-RPL3 Trust
Series 2020-A1-RPL3, REMIC, 2.69%, 03/25/60 (a)	6,159	6,166
CSMC Trust
Series 2019-A1-RP10, REMIC, 2.97%, 12/25/59 (a)	10,284	10,332
CVP CLO Ltd
Series 2017-A-2A, 1.32%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	10,000	9,988
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 0.52%, (1 Month USD LIBOR + 0.42%), 05/20/46 (a) (b)	1,863	1,691
DBGS 2018-BIOD Mortgage Trust
Series 2018-F-BIOD, REMIC, 2.11%, (1 Month USD LIBOR + 2.00%), 05/15/35 (a) (b)	3,154	3,124
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.33%, 03/12/26 (a)	801	750
Interest Only, Series 2016-XA-C1, REMIC, 1.38%, 05/12/49 (a)	11,754	570
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.53%, 10/11/24 (a)	585	572
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.53%, 10/11/24 (a)	3,430	3,411
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.40%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (b)	1,017	977
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,660	2,733
Elevation CLO, Ltd.
Series 2018-A1-9A, 1.24%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,995
Elmwood CLO II Ltd
Series 2019-AR-2A, 1.28%, (3 Month USD LIBOR + 1.15%), 04/20/34 (a)	5,000	5,001
Elmwood CLO IV Ltd
Series 2020-A-1A, 1.36%, (3 Month USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,501
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,484
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,333
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-A6M-FF10, REMIC, 0.80%, (1 Month USD LIBOR + 0.70%), 11/25/35 (a) (b)	1,269	1,244

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	1,283	1,310
Fountainbleu Miami Beach Trust Class G
Series 2019-G-FBLU, REMIC, 3.96%, 12/12/24 (a)	3,670	3,478
Freed ABS Trust 2019-1
Series 2019-C-1, 5.39%, 06/18/26	1,730	1,753
FREMF 2015-KF08 Mortgage Trust
Series 2015-B-KF08, REMIC, 4.94%, (1 Month USD LIBOR + 4.85%), 02/25/22 (a)	841	841
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 5.59%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	500	499
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 4.44%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	395	396
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 3.64%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	254	255
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 3.35%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	502
FREMF 2019-KF61 Mortgage Trust
Series 2019-B-KF61, REMIC, 2.29%, (1 Month USD LIBOR + 2.20%), 03/25/29 (a)	2,580	2,586
FREMF Mortgage Trust
Series 2019-B-KF69, REMIC, 2.39%, (1 Month USD LIBOR + 2.30%), 08/27/29 (a)	2,173	2,192
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.32%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	8,000	8,003
GCAT, LLC
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	4,709	4,670
Generate CLO 6 Ltd
Series A1R-6A, 1.36%, 01/22/35 (a)	5,000	4,996
Generate CLO IX Ltd
Series A-9A, REMIC, 1.34%, (3 Month USD LIBOR + 1.20%), 10/20/34 (a)	7,500	7,500
Gilbert Park CLO Ltd
Series 2017-A-1A, 1.31%, (3 Month USD LIBOR + 1.19%), 10/15/30 (a)	3,000	3,000
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,722	1,722
GLS Auto Receivables Issuer Trust 2020-2
Series 2020-A-2A, 1.58%, 08/15/24	753	755
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.14%, (1 Month USD LIBOR + 1.03%), 12/15/36 (a) (b)	3,075	3,069
Series 2019-F-WOLF, REMIC, 3.24%, (1 Month USD LIBOR + 3.13%), 12/15/36 (a) (b)	4,283	4,016
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 2.51%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,756
Greystone CRE Notes 2019-FL2 Ltd
Series 2019-C-FL2, 2.11%, (1 Month USD LIBOR + 2.00%), 10/15/24 (a)	3,000	2,985
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-C-FL3, 2.09%, (1 Month USD LIBOR + 2.00%), 07/15/39 (a)	1,300	1,297
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.31%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (c)	4,000	4,001
GS Mortgage Securities Corp II
Series 2021-E-ARDN, REMIC, 3.55%, (1 Month USD LIBOR + 3.35%), 11/15/23 (a)	5,290	5,274
GS Mortgage Securities Corp Trust
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	3,490	3,488
Series 2018-E-LUAU, REMIC, 2.66%, (1 Month USD LIBOR + 2.55%), 11/15/32 (a) (b)	3,342	3,300
Series 2018-G-RIVR, REMIC, 2.71%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	1,744
GS Mortgage Securities Trust
Series 2019-E-SMP, 2.71%, (1 Month USD LIBOR + 2.60%), 08/16/32 (a) (b)	4,000	3,870
Interest Only, Series 2014-XA-GC24, REMIC, 0.71%, 09/10/47 (a)	8,539	141
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/10/48 (a)	5,415	142
Interest Only, Series 2017-XA-GS6, REMIC, 1.02%, 05/12/50 (a)	22,587	1,110
Interest Only, Series 2017-XA-GS8, REMIC, 0.97%, 11/11/50 (a)	32,224	1,399
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.73%, 12/12/53 (a)	28,821	3,459
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59 (a)	1,225	1,225
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 1.48%, (3 Month USD LIBOR + 1.32%), 04/17/34 (a)	10,000	10,019
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.32%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	10,000	10,005
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.02%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (c)	722	721
Halsey Point CLO I Ltd
Series 2019-A1A1-1A, 1.48%, (3 Month USD LIBOR + 1.35%), 01/20/33 (a)	2,500	2,501
Halseypoint Clo 5 Ltd
Series 2021-A1A-5A, 1.37%, 01/30/35 (a)	5,000	4,996
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 0.44%, (1 Month USD LIBOR + 0.34%), 12/19/36 (a) (b)	8,038	7,469
Hayfin Kingsland IX Ltd
Series 2018-AR-9A, 1.29%, (3 Month USD LIBOR + 1.15%), 04/28/31 (a)	4,000	4,000
Highbridge Loan Management Ltd
Series 3A-CR-2014, 3.72%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,883
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,408	2,334
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,470	7,387
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.26%, (1 Month USD LIBOR + 3.15%), 11/17/36 (a)	2,900	2,806
IMT Trust
Series 2017-EFL-APTS, REMIC, 2.26%, (1 Month USD LIBOR + 2.15%), 06/15/34 (a)	508	501
Series 2017-FFL-APTS, REMIC, 2.96%, (1 Month USD LIBOR + 2.85%), 06/15/34 (a)	508	507
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	466	482
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,109	650
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,196
Series 2019-D-UES, REMIC, 4.45%, 05/07/24 (a)	1,205	1,215
Series 2019-E-UES, REMIC, 4.45%, 05/07/24 (a)	1,406	1,388
Series 2019-F-UES, REMIC, 4.45%, 05/07/24 (a)	1,476	1,382
Series 2019-G-UES, REMIC, 4.45%, 05/07/24 (a)	1,612	1,489
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	152	132
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,679
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.77%, 07/10/23 (a)	3,103	3,148
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
Series 2018-C-LAQ, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 06/15/35 (a) (b)	3,830	3,823

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Series 2018-D-LAQ, REMIC, 2.21%, (1 Month USD LIBOR + 2.10%), 06/15/35 (a) (b)	1,520	1,517
Series 2018-E-LAQ, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 06/15/35 (a) (b)	486	485
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	3,199
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Series 2019-E-MFP, REMIC, 2.27%, (1 Month USD LIBOR + 2.16%), 07/15/36 (a)	2,438	2,398
Series 2019-F-MFP, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 07/15/36 (a)	2,160	2,116
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,840
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 1.36%, (3 Month USD LIBOR + 1.24%), 07/25/34 (a)	4,000	4,005
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.27%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	1,000	1,000
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	2,895	3,061
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.98%, 09/17/24 (a)	2,274	2,243
Series 2015-C-C32, REMIC, 4.65%, 10/15/25 (a)	366	293
Series 2015-C-C33, REMIC, 4.61%, 11/15/25 (a)	359	374
Interest Only, Series 2015-XA-C32, REMIC, 1.21%, 11/18/48 (a)	10,016	266
JPMBB Commercial Mortgage Securities Trust 2015-C28
Series 2015-B-C28, REMIC, 3.99%, 03/17/25	3,275	3,366
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 0.89%, 01/15/49 (a)	3,370	103
Interest Only, Series 2016-XA-JP4, REMIC, 0.59%, 12/17/49 (a)	15,631	371
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.55%, 06/17/49 (a)	27,836	1,355
Kayne CLO 7 Ltd
Series 2020-A1-7A, 1.32%, (3 Month USD LIBOR + 1.20%), 04/18/33 (a)	5,000	5,006
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,151	1,145
Kingsland VIII Ltd
Series 2018-A-8A, 1.25%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,995
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-G-KDIP, REMIC, 3.86%, (1 Month USD LIBOR + 3.75%), 12/15/25 (a)	525	525
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 1.90%, (1 Month USD LIBOR + 1.80%), 11/17/36 (a)	2,250	2,247
Series 2021-B-FL3, REMIC, 2.30%, (1 Month USD LIBOR + 2.20%), 11/17/36 (a)	2,250	2,246
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	3,007
LCM XVII Limited Partnership
Series A2RR-17A, 1.27%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,991
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/59 (b)	3,296	3,305
Series 2019-A1-GS4, REMIC, 3.44%, 05/25/59 (b)	2,651	2,649
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 05/25/60 (a) (b)	7,902	7,903
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 02/25/60 (b)	3,786	3,794
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 05/25/23 (b)	4,620	4,565
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 08/25/23 (b)	5,697	5,636
Lendingpoint 2021-A Asset Securitization Trust
Series 2021-A-A, 1.00%, 12/15/28	3,391	3,384
Series 2021-B-A, 1.46%, 12/15/28	5,000	4,959
LHome Mortgage Trust 2021-RTL1
Series 2021-A1-RTL1, 2.09%, 09/25/23	1,500	1,505
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 12/20/47	2,226	2,231
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	2,392	2,381
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 0.40%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	10,403	5,411
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, REMIC, 1.77%, 03/12/49 (a)	12,904	463
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/45 (b)	2,344	2,314
Madison Park Funding XXXI Ltd
Series 2018-B-31A, 1.82%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	1,000
Madison Park Funding XXXIV Ltd
Series 2019-AR-34A, 1.24%, (3 Month USD LIBOR + 1.12%), 04/26/32 (a)	4,000	4,001
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.03%, (3 Month USD LIBOR + 0.87%), 11/22/27 (a)	891	891
Marble Point CLO XI Ltd
Series 2017-A-2A, 1.30%, (3 Month USD LIBOR + 1.18%), 12/18/30 (a) (c)	2,000	1,996
Marble Point CLO XIV Ltd
Series 2018-A1R-2A, 1.41%, (3 Month USD LIBOR + 1.28%), 01/20/32 (a)	8,000	8,004
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 1.32%, (3 Month USD LIBOR + 1.20%), 07/25/34 (a)	7,500	7,503
Marlette Funding Trust
Series 2021-C-1A, 1.41%, 06/16/31	1,450	1,438
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,496
MBRT
Series 2019-F-MBR, 2.66%, (1 Month USD LIBOR + 2.55%), 11/15/24 (a) (b)	2,350	2,315
MBRT 2019-MBR
Series 2019-E-MBR, 2.31%, (1 Month USD LIBOR + 2.20%), 11/15/24 (a) (b)	1,700	1,683
MED Trust 2021-MDLN
Series 2021-D-MDLN, REMIC, 2.16%, (1 Month USD LIBOR + 2.00%), 11/16/26 (a)	5,295	5,279
Merrill Lynch Mortgage Investors Trust
Series 2006-A2C-AHL1, REMIC, 0.26%, (1 Month USD LIBOR + 0.16%), 05/25/37 (a) (b)	7,353	5,322
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-C-FL6, 1.96%, (1 Month USD LIBOR + 1.85%), 07/18/36 (a)	4,700	4,688
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 07/22/30 (a)	7,500	7,486
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE3, REMIC, 0.23%, (1 Month USD LIBOR + 0.13%), 12/25/36 (a) (b)	3,394	2,453
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C17, REMIC, 4.48%, 07/17/24 (a)	1,240	1,281
Series 2015-D-C27, REMIC, 3.24%, 11/15/25	297	273
Series 2015-C-C27, REMIC, 4.50%, 11/15/25 (a)	207	207
Series 2018-G-SUN, REMIC, 3.16%, (1 Month USD LIBOR + 3.05%), 07/16/35 (a) (b)	899	892
Interest Only, Series 2014-XA-C15, REMIC, 0.93%, 04/17/47 (a)	12,237	184

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-C28, REMIC, 1.19%, 01/15/49 (a)	3,586	135
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-B-C17, REMIC, 4.46%, 07/17/24 (a)	383	400
Morgan Stanley Capital I Inc
Series 2021-D-ILP, REMIC, 1.67%, 11/30/31 (a)	5,404	5,386
Morgan Stanley Capital I Trust
Series 2019-F-NUGS, REMIC, 4.34%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	4,283	4,217
Interest Only, Series 2015-XA-UBS8, REMIC, 0.87%, 12/15/48 (a)	4,550	129
Interest Only, Series 2017-XA-H1, REMIC, 1.34%, 06/17/50 (a)	23,938	1,242
Morgan Stanley Capital I Trust 2007-TOP27
Series 2007-C-T27, REMIC, 6.01%, 06/11/42 (a)	4,000	4,005
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	446	447
Series 2020-B-1A, 3.10%, 11/22/32	4,205	4,310
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,628	1,627
MOTEL Trust 2021-MTL6
Series 2021-D-MTL6, 2.21%, (1 Month USD LIBOR + 2.10%), 09/09/38 (a)	5,000	4,998
MP CLO VIII Ltd
Series 2015-ARR-2A, 1.34%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	3,000	3,000
Nassau Ltd
Series 2018-A-IA, 1.27%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,987
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, REMIC, 2.31%, (1 Month USD LIBOR + 2.20%), 06/15/22 (a)	3,129	2,913
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	3,050
New Mountain CLO 2 Ltd
Series CLO-A-2A, 1.31%, (3 Month USD LIBOR + 1.19%), 04/17/34 (a)	4,000	3,998
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/23 (b)	7,400	7,365
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 2.01%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,226	3,220
NYMT Loan Trust 2020-SP2
Series 2020-A1-SP2, REMIC, 2.94%, 10/25/23 (a)	11,335	11,303
Oaktown Re III Ltd
Series 2019-M1A-1A, 1.50%, (1 Month USD LIBOR + 1.40%), 07/25/24 (a) (b)	151	151
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	590	593
Ocean Trails CLO V
Series 2014-ARR-5A, 1.40%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (c)	4,915	4,915
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.27%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	7,990
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 1.20%, (3 Month USD LIBOR + 1.07%), 02/21/34 (a)	5,000	4,981
ONE 2021-PARK Mortgage Trust
Series 2021-D-PARK, REMIC, 1.61%, (1 Month USD LIBOR + 1.50%), 03/15/23 (a)	1,000	991
Series 2021-E-PARK, REMIC, 1.86%, (1 Month USD LIBOR + 1.75%), 03/15/23 (a)	2,000	1,974
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 2.31%, (1 Month USD LIBOR + 2.20%), 01/17/23 (a)	2,850	2,858
Oxford Finance Funding 2020-1 LLC
Series 2020-A2-1, 3.10%, 12/15/24	3,500	3,538
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	3,041	3,035
Pagaya AI Debt Selection Trust 2021-1
Series 2021-A-1, 1.18%, 11/15/27	1,932	1,930
Pagaya AI Debt Selection Trust 2021-2
Series 2021-NOTE-2, 3.00%, 01/25/29	4,312	4,289
Pagaya AI Debt Selection Trust 2021-5
Series 2021-B-5, 2.63%, 08/15/29	10,000	9,987
Series 2021-C-5, 3.93%, 08/15/29	11,000	11,014
Palmer Square CLO Ltd
Series 2021-A-2A, 1.27%, (3 Month USD LIBOR + 1.15%), 07/17/34 (a)	5,000	5,001
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.36%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,499
PFP Ltd
Series 2019-B-5, REMIC, 1.74%, (1 Month USD LIBOR + 1.65%), 04/16/36 (a) (b)	1,052	1,051
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/24 (a) (b)	4,758	4,704
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	4,245	4,231
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/24 (b)	4,420	4,372
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	19,344	19,151
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	2,885	2,860
Series 2021-A1-RN1, REMIC, 1.99%, 06/25/24 (b)	7,461	7,382
Prosper Marketplace Issuance Trust, Series 2019-2
Series 2019-C-2A, REMIC, 5.05%, 09/15/25	1,359	1,363
PRPM 2021-4, LLC
Series 2021-A1-4, 1.87%, 04/25/24 (b)	4,851	4,810
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	3,459	3,455
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (b)	6,609	6,544
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	5,000	4,959
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,708	1,664
Rali Series 2007-Qs8 Trust
Series 2007-A3-QS8, REMIC, 0.70%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,374	1,046
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	752	702
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-AS-FL7, 1.59%, (1 Month USD LIBOR + 1.50%), 11/25/36 (a)	2,875	2,872
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	821	784
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 07/25/23 (a)	12,000	12,098
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	481	455
Sand Trust 2001-1
Series 2021-A1-1A, 1.38%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	4,000	4,003
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	2,006
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	4,932	4,875
Securitized Asset Backed Receivables LLC Trust 200
Series 2006-A2C-WM4, REMIC, 0.42%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	17,287	6,256
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.32%, (1 Month USD LIBOR + 0.11%), 12/25/36 (a) (b)	5,427	1,667
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	2,242	2,228
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 9.72%, 05/25/30 (a)	10,875	11,333

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	5,278	5,219
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	3,582	3,547
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	317	319
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (a)	4,887	4,599
Sound Point CLO XXIII
Series 2019-AR-2A, 1.29%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	10,000	10,000
Sound Point CLO XXVI Ltd
Series 2020-AR-1A, 1.30%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	7,500	7,500
Sound Point CLO XXVIII, Ltd
Series 2020-A1-3A, 1.40%, (3 Month USD LIBOR + 1.28%), 01/26/32 (a)	10,000	10,001
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.27%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	1,500	1,500
Series 2018-A1A-21, 1.30%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,000	3,001
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-D-MFP, REMIC, 1.68%, 11/15/23 (a)	2,250	2,237
Series 2021-E-MFP, REMIC, 2.13%, 11/15/23 (a)	2,250	2,237
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	647	635
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.88%, 09/25/66 (a)	10,869	10,892
Steele Creek CLO Ltd
Series 2017-A-1A, 1.37%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	1,000	997
Series 2014-A-1RA, 1.20%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,550
Series 2016-AR-1A, 1.32%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,500	2,485
Series 2018-A-2A, 1.36%, (3 Month USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,997
Steele Creek CLO LTD
Series 2019-BR-1A, 1.92%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	5,000	4,986
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.02%, 12/25/35 (a)	874	813
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 0.42%, (1 Month USD LIBOR + 0.32%), 12/25/36 (a) (b)	4,753	4,677
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,028	1,523
STWD, Ltd.
Series 2019-D-FL1, 2.46%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	1,525	1,522
Symphony CLO XV Ltd
Series 2014-AR3-15A, 1.21%, (3 Month USD LIBOR + 1.08%), 01/20/32 (a)	10,000	10,000
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	2,000	1,960
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,527
Testles CLO Ltd
Series 2021-A-4A, 1.29%, (3 Month USD LIBOR + 1.17%), 07/21/34 (a)	5,000	5,000
Theorem Funding Trust 2021-1
Series 2021-B-1A, 1.84%, 12/15/27	2,000	1,978
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.26%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	4,250	4,250
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,716	3,594
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (b)	10,000	10,011
Trimaran Cavu 2021-3 Ltd
Series 2021-A-3A, 1.37%, 01/18/35 (a)	6,500	6,500
U.S. Auto Funding Trust 2021-1
Series 2021-B-1A, 1.49%, 03/17/25	2,250	2,227
UBS Commercial Mortgage Trust
Series 2017-C-C4, REMIC, 4.43%, 10/15/27 (a)	3,500	3,568
Series 2018-C-C8, REMIC, 4.70%, 02/17/28 (a)	1,858	2,018
Interest Only, Series 2017-XB-C1, REMIC, 0.94%, 06/17/50 (a)	25,883	1,230
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 02/10/23 (a)	4,089	4,104
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	1,739	1,763
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	3,253	3,273
Upstart Pass-Through Trust Series 2021-ST3
Series 2021-A-ST3, 2.00%, 05/20/27	1,361	1,349
Upstart Pass-Through Trust Series 2021-ST8
Series 2021-A-ST8, 1.75%, 10/20/29	9,234	9,103
Upstart Securitization Trust
Series 2020-B-1, 3.09%, 04/22/30	1,500	1,515
Series 2021-A-3, 0.83%, 07/20/31	1,845	1,841
Series 2021-B-3, 1.66%, 07/20/31	1,000	987
Upstart Securitization Trust 2021-1
Series 2021-B-1, 1.89%, 03/20/31	500	497
Upstart Securitization Trust 2021-2
Series 2021-B-2, 1.75%, 06/20/31	2,000	1,988
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,480
Usaa Ultra Short-Term Bond Fund
Series 2019-AR2-75A, 1.16%, (3 Month USD LIBOR + 1.04%), 04/17/34 (a)	3,500	3,488
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,181	2,236
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	5,138	5,062
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	4,844	4,780
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b)	4,850	4,771
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	1,223	1,260
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	5,161	5,250
Venture XIV CLO Ltd
Series 2013-BRR-14A, 1.73%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	2,750	2,749
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,546
Verus Securitization Trust 2020-4
Series 2020-A1-4, REMIC, 1.50%, 05/25/65 (a) (b)	2,499	2,503
Verus Securitization Trust 2020-NPL1
Series 2020-A1-NPL1, 3.60%, 08/25/50 (b)	3,077	3,079
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a)	1,970	1,969
Vibrant CLO Ltd
Series 2018-A1-10A, 1.33%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,987
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 2.14%, (1 Month USD LIBOR + 2.05%), 09/17/36 (a) (b)	3,260	3,244
Volt CI LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	2,878	2,878
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	12,494	12,441
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	4,506	4,495
Volt XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	7,698	7,664
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	706	704
WaMu Asset-Backed Certificates
Series 2006-2A4-2, REMIC, 0.68%, (1 Month USD LIBOR + 0.58%), 04/25/36 (a) (b)	7,185	3,425

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Washington Mutual Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 0.61%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	14,081
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 0.28%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (b)	8,615	4,518
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,426	4,357
Wellfleet CLO 2020-2 Ltd
Series 2020-AR-2A, 1.34%, (3 Month USD LIBOR + 1.22%), 07/17/34 (a)	5,000	5,004
Wellfleet CLO Ltd
Series 2018-A1-2A, 1.33%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,500
Series 2020-A1A-1, 1.43%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	5,001
Series 2021-A1-2A, 1.31%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	5,000	5,003
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 1.30%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	10,000	10,000
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	489	437
Wells Fargo Commercial Mortgage Trust
Series 2015-D-NXS4, REMIC, 3.69%, 11/18/25 (a)	375	368
Series 2015-C-NXS4, REMIC, 4.69%, 11/18/25 (a)	310	328
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	390
Series 2018-C-C47, REMIC, 4.93%, 10/17/28 (a)	344	369
Interest Only, Series 2015-XA-P2, REMIC, 0.96%, 12/15/48 (a)	3,811	125
Interest Only, Series 2017-XA-C38, REMIC, 1.02%, 07/15/50 (a)	25,002	1,077
Series 2015-C-LC22, REMIC, 4.56%, 09/15/58 (a)	302	308
Interest Only, Series 2016-XA-C33, REMIC, 1.61%, 03/17/59 (a)	2,109	121
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	719	733
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.95%, 01/18/52 (a)	14,327	808
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.88%, 07/17/53 (a)	18,535	2,413
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	272	265
Series 2007-A1-AR4, REMIC, 2.67%, 08/25/37 (a)	197	193
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.78%, 12/17/46 (a)	36,550	460
Interest Only, Series 2014-XA-C19, REMIC, 1.01%, 03/15/47 (a)	39,264	621
Interest Only, Series 2014-XA-C21, REMIC, 1.02%, 08/15/47 (a)	2,371	49
Whitebox CLO III Ltd
Series 2021-A1-3A, 1.35%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	15,000	15,016
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,702	2,679
XXIX Venture Limited
Series 2017-AR-29A, 1.13%, (3 Month USD LIBOR + 0.99%), 09/09/30 (a)	4,000	3,996
ZH Trust 2021-1
Series 2021-A-1, REMIC, 2.25%, 09/19/23	9,000	8,940
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,403,163)		1,396,791
GOVERNMENT AND AGENCY OBLIGATIONS 22.8%
U.S. Treasury Note 18.5%
Treasury, United States Department of
0.38%, 03/31/22 - 04/15/24	86,540	86,009
0.13%, 02/28/23 - 04/30/23	243,200	242,022
0.50%, 11/30/23	150,700	150,111
1.00%, 12/15/24	48,400	48,445
		526,587
Mortgage-Backed Securities 1.9%
Federal Home Loan Mortgage Corporation
1.50%, 02/01/36	2,527	2,540
2.00%, 03/01/36 - 09/01/36	33,374	34,234
Federal National Mortgage Association, Inc.
2.00%, 01/01/36 - 11/01/40	14,084	14,318
1.88%, (1 Year USD LIBOR + 1.63%), 11/01/42 (a)	854	884
2.53%, (1 Year USD LIBOR + 1.66%), 05/01/44 (a)	1,356	1,399
		53,375
Sovereign 1.1%
Abu Dhabi, Government of
0.75%, 09/02/23 (c)	200	199
2.50%, 04/16/25 (c)	900	933
Chile Government International Bond
3.13%, 01/21/26	700	736
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.39%, 01/23/26	3,250	3,302
Government of the Republic of Panama
4.00%, 09/22/24	700	743
3.75%, 03/16/25	2,550	2,700
Ministry of Diwan Amiri Affairs
4.50%, 01/20/22 (d)	500	501
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.30%, 06/23/25 (d)	3,100	3,185
1.50%, 06/09/26 (c)	400	398
1.50%, 06/09/26 (d)	200	199
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	2,800	2,838
Presidencia de la República de Colombia
2.63%, 03/15/23	550	554
4.50%, 01/28/26	3,100	3,243
Saudi Arabia, Kingdom of
2.88%, 03/04/23 (d)	1,000	1,024
3.25%, 10/26/26 (d)	2,600	2,769
The Korea Development Bank
1.25%, 06/03/25 (d)	2,100	2,093
1.00%, 09/09/26	1,400	1,368
The Republic of Indonesia, The Government of
2.95%, 01/11/23	700	715
The State of Qatar
3.25%, 06/02/26 (d)	3,150	3,349
		30,849
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	476	477
Series AN-4030, REMIC, 1.75%, 04/15/27	1,809	1,838
Series CD-4484, REMIC, 1.75%, 07/15/30	1,487	1,502
Series NH-5105, REMIC, 2.00%, 02/25/37	4,606	4,664
Series HA-4582, REMIC, 3.00%, 09/15/45	1,314	1,366
Federal National Mortgage Association, Inc.
Series 2021-CG-29, REMIC, 1.25%, 05/25/41	5,311	5,272
Series 2021-AB-31, REMIC, 2.00%, 06/25/41	6,311	6,391
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	1,108	1,150
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	6,493	6,636
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	768	772
		30,068
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (a)	10,642	108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.26%, 11/25/30 (a)	7,620	7,508
		7,616
Total Government And Agency Obligations (cost $652,100)		648,495
CORPORATE BONDS AND NOTES 11.7%
Financials 4.6%
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	2,080	2,077
American Express Company
0.83%, (3 Month USD LIBOR + 0.65%), 02/27/23 (a)	2,000	2,009
Avolon Holdings Funding Limited
3.63%, 05/01/22 (c)	1,570	1,579
5.13%, 10/01/23 (c)	1,015	1,071
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	900	931
Banco Bradesco S.A.
3.20%, 01/27/25 (d)	200	202
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	550	536
Banco de Credito del Peru
3.13%, 07/01/30 (d)	1,150	1,137
3.25%, 09/30/31 (d)	200	198
3.25%, 09/30/31 (c)	1,650	1,632
Banco del Estado de Chile
3.88%, 02/08/22 (d)	600	601
Banco Del Estado De Chile
2.70%, 01/09/25 (d)	800	818
Banco do Brasil S.A
3.25%, 09/30/26 (c)	1,000	975
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (d)	550	580
4.00%, 07/08/30 (d)	1,150	1,146
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (d)	500	501
2.38%, 09/14/25 (c)	300	300
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (100, 07/06/22) (d) (e)	800	809
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (d)	750	768
Banco Santander-Chile
2.70%, 01/10/25 (d)	500	511
Bancolombia SA
4.88%, 10/18/27	900	902
4.63%, 12/18/29	2,200	2,198
Bangkok Bank Public Company Limited
3.88%, 09/27/22 (d)	600	612
Banistmo S.A.
3.65%, 09/19/22 (d)	1,400	1,418
3.65%, 09/19/22 (c)	500	505
Bank of America Corporation
0.97%, (3 Month USD LIBOR + 0.79%), 03/05/24 (a)	2,951	2,962
0.74%, (SOFR + 0.69%), 04/22/25 (a)	1,475	1,481
Barclays PLC
1.01%, 12/10/24	2,175	2,159
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	500	519
5.35%, 11/12/29 (d)	200	207
BDO Unibank, Inc.
2.95%, 03/06/23 (d)	1,000	1,017
BNP Paribas
4.71%, 01/10/25 (c)	2,115	2,252
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (c)	1,605	1,603
BPCE
2.38%, 01/14/25 (c)	2,185	2,224
Brighthouse Financial, Inc.
0.60%, 06/28/23 (c)	935	931
Canadian Imperial Bank of Commerce
0.45%, 06/22/23 (f)	1,450	1,440
Capital One Financial Corporation
3.20%, 01/30/23	545	558
3.90%, 01/29/24	1,545	1,627
CIMB Bank Berhad
3.26%, 03/15/22 (d)	200	201
Citigroup Inc.
1.19%, (3 Month USD LIBOR + 1.02%), 06/01/24 (a)	1,400	1,412
1.28%, 11/03/25	595	594
Commonwealth Bank of Australia
0.45%, (SOFR + 0.40%), 07/07/25 (a) (c)	2,280	2,279
Continental Senior Trust
5.00%, 08/26/22 (d)	1,700	1,739
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (d)	1,000	1,025
Credit Suisse Group AG
1.44%, (3 Month USD LIBOR + 1.24%), 06/12/24 (a) (c)	1,955	1,978
DBS Group Holdings Ltd
1.17%, 11/22/24 (c)	800	797
1.82%, 03/10/31 (d)	2,900	2,866
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (f)	2,210	2,188
Export-Import Bank of Thailand
1.01%, (3 Month USD LIBOR + 0.85%), 05/23/24 (a) (d)	400	401
Glencore Funding LLC
4.13%, 05/30/23 - 03/12/24 (c)	1,180	1,233
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (d)	1,200	1,221
Gruposura Finance
5.50%, 04/29/26 (d)	800	850
HSBC Holdings PLC
1.16%, 11/22/24 (f)	2,175	2,169
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (d) (g)	240	222
Itau Unibanco Holding S.A.
4.50%, 11/21/29 (d)	1,100	1,097
3.88%, 04/15/31 (d)	2,550	2,442
JPMorgan Chase & Co.
3.21%, 04/01/23	445	448
3.90%, 07/15/25	1,605	1,735
Lloyds Banking Group PLC
0.70%, 05/11/24	2,050	2,041
Macquarie Bank Limited
2.10%, 10/17/22 (c)	1,675	1,694
Macquarie Group Limited
4.15%, 03/27/24 (c)	350	363
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (d)	1,600	1,675
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	2,065	2,184
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	1,400	1,436
Mitsubishi UFJ Financial Group Inc
0.98%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	2,715	2,738
0.96%, 10/11/25	1,690	1,666
Mizuho Financial Group Inc
0.97%, (3 Month USD LIBOR + 0.79%), 03/05/23 (a)	2,125	2,137
Morgan Stanley
0.53%, 01/25/24	2,145	2,138
0.73%, 04/05/24	2,205	2,198
Multibank, Inc.
4.38%, 11/09/22 (d)	2,000	2,040
NongHyup Bank
1.25%, 07/20/25 (c)	1,200	1,189
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (f)	2,200	2,175
1.83%, 09/10/30 (c) (f)	800	791
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (d) (g)	483	461

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)
December 31, 2021

	Shares/Par[1]	Value ($)
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.75%, 03/01/23 (d)	800	828
Petrobras Global Finance B.V.
6.25%, 03/17/24	100	108
PNC Bank, National Association
3.25%, 06/01/25	1,465	1,558
PNC Funding Corp
3.30%, 03/08/22	575	576
Royal Bank of Canada
0.57%, (SOFR + 0.53%), 01/20/26 (a)	2,975	2,971
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (d)	600	612
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	2,050	2,109
Sparc EM SPC
0.00%, 12/05/22 (c) (g)	124	123
SPARC Limited
0.00%, 12/05/22 (d) (g)	347	342
Sumitomo Mitsui Trust Bank Ltd
0.80%, 09/12/23 (c)	2,210	2,203
Synchrony Financial
4.38%, 03/19/24	780	824
4.25%, 08/15/24	1,250	1,323
Temasek Financial (I) Limited
2.38%, 01/23/23 (d)	250	254
The Bank of Nova Scotia
0.55%, 09/15/23 (f)	1,525	1,499
0.65%, 07/31/24 (f)	545	538
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,055	2,174
The Royal Bank of Scotland Group Public Limited Company
1.77%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (f)	2,230	2,264
The Toronto-Dominion Bank
0.70%, 09/10/24 (f)	2,215	2,189
Truist Financial Corporation
0.45%, (SOFR + 0.40%), 06/09/25 (a)	1,675	1,670
UBS Group AG
1.01%, 07/30/24 (c) (f)	3,215	3,208
United Overseas Bank Limited
3.75%, 04/15/29 (d) (f)	700	735
1.75%, 03/16/31 (d)	3,300	3,252
Wells Fargo & Company
1.65%, 06/02/24	2,150	2,168
		130,347
Energy 1.3%
Ecopetrol S.A.
5.88%, 09/18/23	2,100	2,227
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	634	638
Enbridge Inc.
0.55%, 10/04/23	965	959
Exxon Mobil Corporation
1.57%, 04/15/23	2,005	2,028
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (d)	3,719	3,721
Geopark Limited
6.50%, 09/21/24 (d)	200	205
Indian Oil Corporation Limited
5.75%, 08/01/23 (d)	300	319
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,005	1,019
ONGC Videsh Limited
3.75%, 05/07/23 (d)	600	617
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (d)	2,650	2,653
Petronas Capital Ltd.
3.50%, 03/18/25 (d)	3,600	3,810
Phillips 66
3.85%, 04/09/25	285	304
1.30%, 02/15/26	620	607
Pioneer Natural Resources Company
0.55%, 05/15/23	85	85
0.75%, 01/15/24	940	929
PT Pertamina (Persero)
1.40%, 02/09/26 (d)	1,700	1,649
Qatar Petroleum
1.38%, 09/12/26 (d)	2,650	2,595
1.38%, 09/12/26 (c)	500	490
Reliance Industries Limited
5.40%, 02/14/22 (d)	2,250	2,261
Reliance Industries Ltd.
4.13%, 01/28/25 (d)	1,500	1,603
SA Global Sukuk Limited
1.60%, 06/17/26 (c)	500	493
Saudi Arabian Oil Company
2.75%, 04/16/22 (d)	1,200	1,209
1.25%, 11/24/23 (c)	200	200
1.60%, 06/17/26 (d)	1,400	1,384
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	2,085	2,189
The Williams Companies, Inc.
4.55%, 06/24/24	1,455	1,558
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (d)	1,300	1,375
Williams Partners L.P.
4.30%, 03/04/24	600	634
		37,761
Utilities 1.2%
Atmos Energy Corporation
0.63%, 03/09/23	955	951
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (g)	2,400	1,951
DTE Energy Company
2.25%, 11/01/22	160	162
2.53%, 10/01/24 (b)	695	716
1.05%, 06/01/25	1,245	1,222
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	522	501
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (d)	800	304
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,800	2,929
ENN energy Holdings Limited
3.25%, 07/24/22 (d)	200	202
Entergy Corporation
0.90%, 09/15/25	2,305	2,236
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	1,942	1,983
GNL Quintero S.A
4.63%, 07/31/29 (d)	1,506	1,605
Inkia Energy Limited
5.88%, 11/09/27 (d)	800	823
Kallpa Generacion S.A.
4.88%, 05/24/26 (d)	200	213
Korea East-West Power Co., Ltd
1.75%, 05/06/25 (d)	800	805
1.75%, 05/06/25 (c)	1,200	1,209
Korea Electric Power Corp
1.13%, 06/15/25 (d)	1,500	1,481
1.13%, 06/15/25 (c)	1,000	987
0.75%, 01/27/26 (c)	2,350	2,271
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (c)	900	884
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (d)	1,319	1,272
Pacific Gas And Electric Company
1.75%, 06/16/22	1,985	1,983
Public Service Enterprise Group Incorporated
0.84%, 11/08/23	1,600	1,594
Southern California Edison Company
0.88%, (SOFR + 0.83%), 04/01/24 (a)	2,145	2,147
State Grid Overseas Investment Limited
3.13%, 05/22/23 (d)	700	720
1.00%, 08/05/25 (d)	400	391

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (d)	2,850	2,973
		34,515
Consumer Discretionary 0.9%
Alibaba Group Holding Limited
2.80%, 06/06/23	500	512
American Honda Finance Corporation
0.75%, 08/09/24	2,065	2,042
CK Hutchison International (21) Limited
1.50%, 04/15/26 (d)	1,300	1,283
1.50%, 04/15/26 (c)	600	593
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (c)	1,295	1,304
Dollar Tree, Inc.
4.00%, 05/15/25	1,970	2,116
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,840	2,077
General Motors Financial Company, Inc.
5.25%, 03/01/26	1,780	1,997
Hyatt Hotels Corporation
1.30%, 10/01/23 (h)	1,750	1,751
Hyundai Capital America
2.85%, 11/01/22 (c)	1,650	1,675
1.00%, 09/17/24 (c)	345	340
Marriott International, Inc.
3.60%, 04/15/24	2,070	2,166
McDonald's Corporation
2.63%, 01/15/22	1,594	1,594
3.35%, 04/01/23	400	412
Nissan Motor Acceptance Company LLC
1.13%, 09/16/24 (c)	460	453
Target Corporation
2.90%, 01/15/22	1,570	1,571
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	2,035	2,023
		23,909
Health Care 0.8%
AbbVie Inc.
2.30%, 11/21/22	1,850	1,876
2.60%, 11/21/24	250	259
Amgen Inc.
3.63%, 05/22/24	450	474
Anthem, Inc.
3.30%, 01/15/23	850	872
3.50%, 08/15/24	2,285	2,414
AstraZeneca PLC
3.50%, 08/17/23	2,065	2,151
Cardinal Health, Inc.
3.08%, 06/15/24	2,115	2,196
3.50%, 11/15/24	760	802
Cigna Holding Company
0.61%, 03/15/24	625	621
HCA Inc.
5.00%, 03/15/24	1,940	2,087
Mylan Inc
3.13%, 01/15/23 (c)	200	204
Royalty Pharma PLC
0.75%, 09/02/23	2,110	2,094
Thermo Fisher Scientific Inc.
0.80%, 10/18/23	2,075	2,066
UnitedHealth Group Incorporated
0.55%, 05/15/24	1,385	1,373
Viatris, Inc.
1.13%, 06/22/22	445	446
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	2,120	2,115
		22,050
Communication Services 0.8%
AT&T Inc.
4.45%, 04/01/24	2,065	2,199
Axiata SPV2 Berhad
4.36%, 03/24/26 (d)	1,035	1,133
Baidu, Inc.
3.50%, 11/28/22	300	306
3.88%, 09/29/23	1,200	1,249
Digicel Group Limited
7.00%, (100, 06/01/23) (c) (e) (f) (i)	57	49
8.00%, 04/01/25 (c) (i)	160	149
KT Corp
1.00%, 09/01/25 (d)	3,400	3,331
2.50%, 07/18/26 (d)	200	206
Millicom International Cellular SA
5.13%, 01/15/28 (d)	675	699
Omnicom Group Inc.
3.65%, 11/01/24	1,550	1,644
Sable International Finance Limited
5.75%, 09/07/27 (d)	1,473	1,502
Singtel Group Treasury Pte. Ltd.
3.25%, 06/30/25 (d)	654	692
2.38%, 10/03/26 (d)	1,500	1,551
Telefonica Chile S.A.
3.88%, 10/12/22 (d)	1,800	1,836
Tencent Holdings Limited
3.28%, 04/11/24 (d)	200	208
1.81%, 01/26/26 (c)	700	699
Verizon Communications Inc.
1.26%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a)	2,195	2,235
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	1,450	1,474
		21,162
Industrials 0.7%
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (d)	800	822
Canadian Pacific Railway Limited
1.35%, 12/02/24	2,140	2,143
Carrier Global Corporation
2.24%, 02/15/25	2,030	2,074
HPHT Finance (19) Limited
2.88%, 11/05/24 (d)	2,300	2,371
Northrop Grumman Corporation
3.25%, 08/01/23	1,340	1,388
2.93%, 01/15/25	730	761
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (c)	2,105	2,173
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (d)	800	826
Republic Services, Inc.
2.50%, 08/15/24	2,090	2,149
Southwest Airlines Co.
4.75%, 05/04/23	1,965	2,059
The Boeing Company
4.51%, 05/01/23 (h)	1,925	2,005
Triton Container International Limited
0.80%, 08/01/23 (c)	1,960	1,941
		20,712
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,070	2,034
Campbell Soup Company
3.95%, 03/15/25	2,020	2,162
Camposol SA
6.00%, 02/03/27 (d)	350	361
Conagra Brands, Inc.
4.30%, 05/01/24	1,850	1,968
General Mills, Inc.
3.70%, 10/17/23	1,965	2,057
Grupo Bimbo S.A.B. de C.V.
4.50%, 01/25/22 (d)	221	222
JDE Peet's N.V.
0.80%, 09/24/24 (c)	855	836
Keurig Dr Pepper Inc.
0.75%, 03/15/24	2,040	2,024
PepsiCo, Inc.
0.75%, 05/01/23	2,150	2,154
Target Corporation
2.25%, 04/15/25	400	413

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
The Central America Bottling Corporation
5.75%, 01/31/27 (d)	550	565
		14,796
Materials 0.4%
Avery Dennison Corporation
0.85%, 08/15/24	630	621
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	600	652
Glencore Funding LLC
4.00%, 04/16/25 (c)	755	804
Inversiones CMPC S.A.
4.50%, 04/25/22 (d)	400	401
LG Chem, Ltd.
3.25%, 10/15/24 (d)	1,900	1,999
Martin Marietta Materials, Inc.
0.65%, 07/15/23	560	558
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,800	1,966
MOS Holdings Inc.
4.25%, 11/15/23	1,880	1,976
POSCO
2.38%, 11/12/22 - 01/17/23 (d)	2,000	2,024
2.75%, 07/15/24 (d)	400	413
Vedanta Resources Limited
7.13%, 05/31/23 (d)	500	484
		11,898
Real Estate 0.3%
American Tower Corporation
2.40%, 03/15/25	2,075	2,130
Equinix, Inc.
1.25%, 07/15/25	2,195	2,158
Simon Property Group, L.P.
2.00%, 09/13/24	2,110	2,149
Welltower Inc.
3.63%, 03/15/24	2,095	2,203
		8,640
Information Technology 0.2%
Dell International L.L.C.
5.45%, 06/15/23 (h)	543	573
4.00%, 07/15/24 (h)	280	297
5.85%, 07/15/25 (h)	1,015	1,151
Microchip Technology Incorporated
0.97%, 02/15/24	2,040	2,022
NVIDIA Corporation
0.58%, 06/14/24	2,135	2,115
		6,158
Total Corporate Bonds And Notes (cost $333,970)		331,948
SENIOR FLOATING RATE INSTRUMENTS 7.9%
Health Care 1.4%
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 (a)	258	256
Athenahealth, Inc.
2021 Term Loan B1, 4.40%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	218	217
Avantor Funding, Inc.
2021 Term Loan B4, 2.50%, (1 Month USD LIBOR + 2.00%), 11/21/24 (a)	64	63
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 11/08/27 (a)	4,203	4,198
Bausch Health Companies Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 11/26/25 (a)	278	276
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 2.50%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	1,315	1,315
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	405	405
Elanco Animal Health Incorporated
Term Loan B, 1.85%, (3 Month USD LIBOR + 1.75%), 02/04/27 (a)	7,011	6,912
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	405	406
Global Medical Response, Inc.
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	298	296
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.07%, (1 Month USD LIBOR + 2.00%), 11/15/27 (a)	4,440	4,373
HCA Inc.
2021 Term Loan B14, 1.84%, (1 Month USD LIBOR + 1.75%), 06/23/28 (a)	677	679
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 0.00%, (3 Month USD LIBOR + 1.75%), 02/25/28 (a) (j)	1,930	1,922
2021 Term Loan B2, 2.25%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	5,065	5,043
ICON Luxembourg S.A.R.L.
LUX Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	3,909	3,908
US Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	974	974
ICU Medical
Term Loan B, 0.00%, (SOFR + 2.50%), 12/16/28 (a) (j)	560	560
IQVIA Inc.
2017 USD Term Loan B2, 1.84%, (1 Month USD LIBOR + 1.75%), 01/17/25 (a)	462	460
2018 USD Term Loan B3, 0.00%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a) (j)	2,790	2,778
2018 USD Term Loan B3, 1.88%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a)	2,056	2,047
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/15/27 (a)	73	73
MED ParentCo LP
1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	176	176
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	126	126
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/30/27 (a)	124	124
Pathway Vet Alliance LLC
2021 Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	393	392
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	50	49
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	223	220
2018 1st Lien Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 06/28/25 (a)	235	230
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 11/09/25 (a)	341	340
Select Medical Corporation
2017 Term Loan B, 2.35%, (1 Month USD LIBOR + 2.25%), 02/13/24 (a)	507	504
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 06/19/25 (a)	510	508
Southern Veterinary Partners, LLC
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 10/05/27 (a)	308	308
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	210	200
Upstream Rehabilition, Inc.
2021 Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/20/26 (a)	167	167
Zelis Healthcare Corporation
2021 Term Loan, 3.60%, (1 Month USD LIBOR + 3.50%), 09/30/26 (a)	241	239
		40,744

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Communication Services 1.2%
Altice France S.A.
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	489	486
Cable One, Inc.
2021 Term Loan B4, 2.09%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	1,980	1,978
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	158	158
CenturyLink, Inc.
2020 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	466	460
Charter Communications Operating, LLC
2019 Term Loan B2, 1.85%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	5,058	5,007
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	123	123
CSC Holdings, LLC
2017 Term Loan B1, 2.36%, (3 Month USD LIBOR + 2.25%), 07/15/25 (a)	5,337	5,250
2018 Incremental Term Loan, 2.36%, (3 Month USD LIBOR + 2.25%), 01/31/26 (a)	775	764
2019 Term Loan B5, 2.61%, (3 Month USD LIBOR + 2.50%), 04/15/27 (a)	348	343
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	112	52
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	492	491
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (a)	26	26
GoodRx, Inc.
1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 09/28/25 - 10/10/25 (a)	485	482
Gray Television, Inc.
2018 Term Loan C, 2.60%, (1 Month USD LIBOR + 2.50%), 10/30/25 (a)	651	645
2021 Term Loan D, 3.10%, (1 Month USD LIBOR + 3.00%), 10/27/28 (a)	1,325	1,317
iHeartCommunications, Inc.
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	186	185
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (a)	46	46
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	266	266
Level 3 Financing Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	7,073	6,976
NASCAR Holdings Inc.
Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	131	131
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.60%, (3 Month USD LIBOR + 2.50%), 06/13/26 (a)	5,095	5,080
PUG LLC
USD Term Loan , 3.59%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	271	264
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (k) (l) (m)	35	—
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	332	322
Sinclair Television Group Inc.
Term Loan B2B, 2.60%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	296	289
Telesat Canada
Term Loan B5, 2.90%, (3 Month USD LIBOR + 2.75%), 11/22/26 (a)	191	169
Terrier Media Buyer, Inc.
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	137	136
Virgin Media Bristol LLC
USD Term Loan N, 2.61%, (3 Month USD LIBOR + 2.50%), 10/03/27 (a)	695	688
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	428	422
Ziggo Financing Partnership
USD Term Loan I, 2.61%, (3 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	59
		32,615
Consumer Discretionary 1.1%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	7,086	6,979
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	473	471
Aramark Services, Inc.
2018 Term Loan B3, 1.85%, (3 Month USD LIBOR + 1.75%), 03/01/25 (a)	440	434
2019 Term Loan B4, 1.85%, (3 Month USD LIBOR + 1.75%), 12/04/26 (a)	173	170
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	158	157
2020 Term Loan B1, 3.59%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	193	193
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	123	122
Clarios Global LP
2021 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 04/30/26 (a)	440	437
ClubCorp Holdings, Inc.
2017 Term Loan B, 2.88%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	77	74
Conservice Midco, LLC
2020 Term Loan B, 4.38%, (3 Month USD LIBOR + 4.25%), 05/07/27 (a)	193	193
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	190	190
Getty Images, Inc.
2019 USD Term Loan B, 4.62%, (1 Month USD LIBOR + 4.50%), 02/13/26 (a)	299	299
GOBP Holdings, Inc.
2020 Term Loan B, 2.84%, (3 Month USD LIBOR + 2.75%), 10/22/25 (a)	507	505
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.85%, (3 Month USD LIBOR + 1.75%), 10/25/23 (a)	400	397
Installed Building Products, Inc.
2021 Term Loan B, 2.75%, (3 Month USD LIBOR + 2.25%), 12/08/28 (a)	290	290
IRB Holding Corp
2020 Term Loan B, 3.75%, (6 Month USD LIBOR + 2.75%), 02/05/25 (a)	296	295
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (a)	233	232
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	339	328
KFC Holding Co.
2021 Term Loan B, 1.85%, (1 Month USD LIBOR + 1.75%), 03/10/28 (a)	1,332	1,327
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	585	575
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	210	221
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 3.10%, (3 Month USD LIBOR + 3.00%), 05/08/26 (a)	314	312

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Motion Finco Sarl
USD Term Loan B1, 3.38%, (3 Month USD LIBOR + 3.25%), 10/11/26 (a)	113	110
Delayed Draw Term Loan B2, 3.38%, (3 Month USD LIBOR + 3.25%), 10/31/26 (a)	15	14
PCI Gaming Authority
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	141	140
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (a)	109	109
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (a)	339	338
Setanta Aircraft Leasing Designated Activity Compa
Term Loan B, 2.14%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	3,190	3,186
Six Flags Theme Parks, Inc.
2019 Term Loan B, 1.85%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	263	258
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	175	185
SMG US Midco 2, Inc.
2020 Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 01/23/25 (a)	112	109
2020 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	280	272
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.38%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	5,485	5,462
Tamko Building Products, LLC
Term Loan B, 3.10%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	45	45
Term Loan B, 3.14%, (3 Month USD LIBOR + 3.00%), 05/15/26 (a)	92	91
Term Loan B, 3.14%, (1 Month USD LIBOR + 3.00%), 05/15/26 (a)	44	44
Travel Leaders Group, LLC
2018 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 01/25/24 (a)	227	207
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (a)	432	429
Wand NewCo 3, Inc.
2020 Term Loan, 3.18%, (3 Month USD LIBOR + 3.00%), 02/05/26 (a)	347	341
WMG Acquisition Corp.
2021 Term Loan G, 2.22%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	7,010	6,978
		32,519
Industrials 0.8%
Ali Group North America Corporation
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 10/13/28 (a) (j)	1,395	1,385
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	98	98
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (a)	478	476
Amentum Government Services Holdings LLC
Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 01/24/27 (a)	84	83
American Airlines, Inc.
2017 Incremental Term Loan, 2.11%, (3 Month USD LIBOR + 2.00%), 12/14/23 (a)	83	81
2017 1st Lien Term Loan, 1.85%, (3 Month USD LIBOR + 1.75%), 01/29/27 (a)	89	84
American Residential Services, LLC
2020 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	89	89
APi Group DE, Inc.
Term Loan B, 2.60%, (3 Month USD LIBOR + 2.50%), 09/25/26 (a)	433	432
Berry Global, Inc.
2021 Term Loan Z, 1.86%, (3 Month USD LIBOR + 1.75%), 07/01/26 (a)	1,885	1,872
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	30	30
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	455	452
Clean Harbors Inc.
2021 Incremental Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 09/21/28 (a)	1,125	1,123
CNT Holdings I Corp
2020 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	179	179
Compass Power Generation LLC
2018 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/20/24 (a)	328	326
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 11/23/27 (a)	417	415
Dun & Bradstreet Corporation (The)
Term Loan, 3.35%, (6 Month USD LIBOR + 3.25%), 02/01/26 (a)	535	532
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	82	80
2020 Term Loan B1, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	153	148
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (a)	438	439
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (a)	455	451
First Advantage Holdings, LLC
2021 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	191	190
Generac Power Systems, Inc.
2019 Term Loan B, 1.85%, (1 Month USD LIBOR + 1.75%), 12/11/26 (a)	160	160
GFL Environmental Inc.
2020 Term Loan, 3.50%, (1 Month USD LIBOR + 3.00%), 05/30/25 (a)	130	130
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	263	262
Herman Miller, Inc
Term Loan B, 2.13%, (1 Month USD LIBOR + 2.00%), 12/31/24 (a)	605	604
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 02/05/27 (a)	1,685	1,665
KAR Auction Services, Inc.
2019 Term Loan B6, 2.37%, (3 Month USD LIBOR + 2.25%), 09/13/26 (a)	2,122	2,085
Minotaur Acquisition, Inc.
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 02/27/26 (a)	488	485
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (a)	96	96
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (a)	169	169
Resideo Funding Inc.
2021 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 02/09/28 (a)	2,310	2,305
2021 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 02/09/28 (a)	369	369
Standard Industries Inc.
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 08/05/28 (a)	2,180	2,181
Titan Acquisition Limited
2018 Term Loan B, 3.17%, (1 Month USD LIBOR + 3.00%), 03/16/25 (a)	386	379
TransDigm, Inc.
2020 Term Loan F, 2.34%, (1 Month USD LIBOR + 2.25%), 06/09/23 (a)	594	585
Univar Solutions Inc.
2019 USD Term Loan B5, 2.09%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	83	83

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Univar Solutions USA Inc.
Term Loan B6, 2.09%, (1 Month USD LIBOR + 2.00%), 05/26/28 (a)	866	862
Vertical US Newco Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	485	485
		21,870
Information Technology 0.7%
Access CIG, LLC
2018 1st Lien Term Loan, 3.84%, (3 Month USD LIBOR + 3.75%), 02/14/25 (a)	411	408
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	255	253
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	85
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (a)	465	464
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (a)	1	1
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	411	408
Avaya, Inc.
2020 Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 12/15/27 (a)	174	175
Banff Merger Sub Inc
2021 USD Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 10/01/25 (a)	294	292
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	652	647
Bright Bidco B.V.
2018 Term Loan B, 4.50%, (6 Month USD LIBOR + 3.50%), 06/28/24 (a)	270	207
Castle US Holding Corporation
USD Term Loan B, 3.88%, (3 Month USD LIBOR + 3.75%), 02/28/27 (a)	504	498
Colorado Buyer Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 03/15/24 (a)	313	310
Cvent, Inc.
1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/30/24 (a)	155	154
DCert Buyer, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	236	235
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	224	224
Emerald TopCo Inc
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (a)	216	215
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	35	35
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (a)	535	535
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 02/15/24 (a)	7,002	6,954
2021 Term Loan B4, 2.09%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	276	273
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	486	487
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	405	406
2021 2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	123	123
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	501	500
KBR, Inc.
2020 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 02/03/27 (a)	233	233
LogMeIn, Inc.
Term Loan B, 4.84%, (3 Month USD LIBOR + 4.75%), 08/31/27 (a)	173	172
NCR Corporation
2019 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	127	126
PointClickCare Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 12/16/27 (a)	124	123
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.10%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	486	487
Renaissance Holding Corp.
2018 1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	472	467
Sabre GLBL Inc.
2018 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 02/22/24 (a)	172	168
Severin Acquisition, LLC
2018 Term Loan B, 3.10%, (1 Month USD LIBOR + 3.00%), 06/15/25 (a)	433	430
Sophia, L.P.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	486	486
SS&C Technologies Inc.
2018 Term Loan B5, 1.84%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	1,165	1,151
Surf Holdings, LLC
USD Term Loan , 3.69%, (3 Month USD LIBOR + 3.50%), 01/15/27 (a)	434	431
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (a)	411	411
Tibco Software Inc.
2020 Term Loan B3, 3.85%, (1 Month USD LIBOR + 3.75%), 07/03/26 (a)	468	464
2020 2nd Lien Term Loan, 7.34%, (1 Month USD LIBOR + 7.25%), 02/14/28 (a)	40	40
Ultimate Software Group Inc (The)
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 04/08/26 (a)	253	252
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	356	354
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (a)	482	480
		20,164
Materials 0.6%
Asplundh Tree Expert, LLC
2021 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a)	5,641	5,614
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.88%, (3 Month USD LIBOR + 1.75%), 06/01/24 (a)	4,588	4,582
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/01/27 (a)	247	248
Cyanco Intermediate Corporation
2018 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 03/07/25 (a)	116	114
Dupont Performance
USD Term Loan B3, 0.00%, (1 Month USD LIBOR + 1.75%), 06/01/24 (a) (j)	1,725	1,723
Element Solutions Inc.
2019 Term Loan B1, 2.09%, (1 Month USD LIBOR + 2.00%), 01/31/26 (a)	3,400	3,383
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.13%, (3 Month USD LIBOR + 3.00%), 06/20/25 (a)	202	200
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (a)	103	103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (a)	290	290
Hexion Inc.
USD Exit Term Loan, 3.64%, (3 Month USD LIBOR + 3.50%), 06/27/26 (a)	180	180
Illuminate Buyer, LLC
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	273	271
Messer Industries GmbH
2018 USD Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	248	246
Phoenix Services International, LLC
Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 01/29/25 (a)	127	126
Pregis TopCo Corporation
1st Lien Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 07/25/26 (a)	309	307
Starfruit Finco B.V
2018 USD Term Loan B, 3.10%, (3 Month USD LIBOR + 3.00%), 09/10/25 (a)	161	161
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 10/05/24 (a)	417	417
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/20/24 (a)	178	174
		18,139
Financials 0.6%
Acrisure, LLC
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	451	445
Alliant Holdings Intermediate, LLC
Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/10/25 (a)	449	444
AssuredPartners, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	476	472
Asurion LLC
2020 Term Loan B8, 3.34%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	332	329
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (a)	379	379
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	482	482
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 0.00%, (3 Month USD LIBOR + 1.75%), 04/21/28 (a) (j)	1,210	1,195
2021 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 04/21/28 (a)	5,423	5,354
Focus Financial Partners, LLC
2021 Term Loan, 3.00%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	728	723
2021 Delayed Draw Term Loan , 4.75%, (PRIME + 1.50%), 12/31/24 (a)	169	168
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	109	108
McDermott Technology Americas Inc
2020 Take Back Term Loan, 3.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (a)	24	10
PAI Holdco, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/13/25 (a)	134	134
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.84%, (1 Month USD LIBOR + 1.75%), 02/07/27 (a)	511	509
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 11/06/25 (a)	296	293
Trans Union, LLC
2019 Term Loan B5, 1.84%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	4,066	4,025
2021 Term Loan B6, 0.00%, (3 Month USD LIBOR + 2.25%), 11/16/28 (a) (j)	1,610	1,605
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 7.25%, (3 Month USD LIBOR + 2.50%), 02/28/25 (a)	167	171
Victory Capital Holdings, Inc.
2021 Term Loan B, 2.38%, (3 Month USD LIBOR + 2.25%), 07/01/26 (a)	128	127
Walker & Dunlop, Inc.
2021 Term Loan, 2.75%, (SOFR 90-Day Average + 2.25%), 10/14/28 (a)	650	648
		17,621
Consumer Staples 0.6%
B&G Foods, Inc.
2019 Term Loan B4, 2.59%, (1 Month USD LIBOR + 2.50%), 09/16/26 (a)	85	85
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.00%), 12/16/27 (a)	4,285	4,267
Froneri International Ltd.
2020 USD Term Loan, 2.34%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	483	476
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.78%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	396	393
JBS USA Lux S.A.
2019 Term Loan B, 2.10%, (3 Month USD LIBOR + 2.00%), 04/27/26 (a)	5,716	5,701
Reynolds Consumer Products LLC
Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/30/27 (a)	3,694	3,670
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	108	108
United Natural Foods, Inc.
Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 10/10/25 (a)	95	95
US Foods, Inc.
2019 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	645	637
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	483	483
		15,915
Utilities 0.4%
Calpine Corporation
Term Loan B9, 2.09%, (1 Month USD LIBOR + 2.00%), 03/22/26 (a)	835	825
2019 Term Loan B10, 2.09%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	39	39
2020 Term Loan B5, 2.59%, (1 Month USD LIBOR + 2.50%), 12/02/27 (a)	1,732	1,720
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	246	243
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	5,645	5,599
1st Lien Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	1,384	1,373
		9,799
Energy 0.3%
Buckeye Partners, L.P.
2021 Term Loan B, 2.35%, (1 Month USD LIBOR + 2.25%), 11/01/26 (a)	270	269
EG America LLC
2018 USD Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	207	206
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	181	181
Foresight Energy LLC
2020 Exit Term Loan A, 9.50%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (m)	106	106
Frontera Generation Holdings LLC
2021 2nd Lien Term Loan, 2.50%, (3 Month USD LIBOR + 1.50%), 04/26/28 (a)	18	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Granite Holdings US Acquisition Co.
2021 Term Loan B, 4.13%, (3 Month USD LIBOR + 4.00%), 09/30/26 (a)	269	267
Pilot Travel Centers LLC
2021 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 07/29/28 (a)	7,095	7,047
PowerTeam Services, LLC
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 02/28/25 (a)	238	230
Prairie ECI Acquiror LP
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 03/07/26 (a)	177	171
		8,487
Real Estate 0.2%
Iron Mountain, Inc.
2018 Term Loan B, 1.85%, (3 Month USD LIBOR + 1.75%), 03/02/26 (a)	7,049	6,935
Total Senior Floating Rate Instruments (cost $225,677)		224,808
COMMON STOCKS 0.0%
Utilities 0.0%
El Paso Electric Company (k) (m)	15	309
Energy 0.0%
Frontera Holdings LLC (k) (n)	—	—
McDermott International, Inc. (k)	10	4
		4
Total Common Stocks (cost $202)		313
SHORT TERM INVESTMENTS 5.8%
Investment Companies 5.8%
JNL Government Money Market Fund, 0.01% (o) (p)	166,413	166,413
Total Short Term Investments (cost $166,413)		166,413
Total Investments 97.3% (cost $2,781,525)		2,768,768
Other Derivative Instruments 4.2%		119,697
Other Assets and Liabilities, Net (1.5)%		(43,296)
Total Net Assets 100.0%		2,845,169

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $121,819 and 4.3% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Convertible security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Non-income producing security.

(l) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.3%
Cayman Islands	18.4
South Korea	0.8
Peru	0.7
United Kingdom	0.6
Canada	0.6
Chile	0.6
Singapore	0.5
Colombia	0.5
Malaysia	0.4
India	0.3
Japan	0.3
Indonesia	0.3
Panama	0.3
Brazil	0.3
Qatar	0.3
Switzerland	0.2
Bermuda	0.2
Saudi Arabia	0.2
Ireland	0.2
France	0.2
Australia	0.2
Jersey	0.1
Mexico	0.1
Germany	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Summary of Investments by Country^	Total Long Term Investments
China	0.1
Virgin Islands (British)	0.1
United Arab Emirates	0.1
Philippines	—
Thailand	—
Netherlands	—
Kuwait	—
Paraguay	—
Luxembourg	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	11/09/21	830	822	—
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	1,153	1,133	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	960	931	—
Banco Bradesco S.A., 3.20%, 01/27/25	08/04/21	205	202	—
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,155	1,137	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	198	—
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	601	601	—
Banco Del Estado De Chile, 2.70%, 01/09/25	11/16/21	820	818	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	12/14/21	581	580	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,144	1,146	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	11/16/21	506	501	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88% (callable at 100, 07/06/22)	12/06/18	784	809	—
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	01/29/20	761	768	—
Banco Santander-Chile, 2.70%, 01/10/25	11/16/21	512	511	—
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	606	612	—
Banistmo S.A., 3.65%, 09/19/22	02/03/20	1,408	1,418	0.1
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	507	519	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	194	207	—
BDO Unibank, Inc., 2.95%, 03/06/23	01/10/20	1,006	1,017	—
Camposol SA, 6.00%, 02/03/27	06/16/21	361	361	—
CIMB Bank Berhad, 3.26%, 03/15/22	10/07/20	201	201	—
CK Hutchison International (21) Limited, 1.50%, 04/15/26	08/19/21	1,313	1,283	0.1
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,713	1,739	0.1
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	1,035	1,025	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/07/21	2,901	2,866	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	529	501	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	648	638	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	05/06/20	638	304	—
ENN energy Holdings Limited, 3.25%, 07/24/22	09/17/20	202	202	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	655	652	—
Export-Import Bank of Thailand, 1.01%, 05/23/24	08/22/19	401	401	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	2,019	1,983	0.1
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/09/21	3,766	3,721	0.1
Geopark Limited, 6.50%, 09/21/24	05/26/21	205	205	—
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,631	1,605	0.1
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	01/13/21	1,225	1,221	0.1
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	221	222	—
Gruposura Finance, 5.50%, 04/29/26	06/09/21	857	850	—
HPHT Finance (19) Limited, 2.88%, 11/05/24	01/14/20	2,312	2,371	0.1
Indian Oil Corporation Limited, 5.75%, 08/01/23	10/02/18	305	319	—
Inkia Energy Limited, 5.88%, 11/09/27	05/04/21	818	823	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	227	222	—
Inversiones CMPC S.A., 4.50%, 04/25/22	04/26/17	400	401	—
Itau Unibanco Holding S.A., 4.50%, 11/21/29	12/07/21	1,085	1,097	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	05/03/21	2,505	2,442	0.1
Kallpa Generacion S.A., 4.88%, 05/24/26	02/02/21	219	213	—
Korea East-West Power Co., Ltd, 1.75%, 05/06/25	10/27/20	820	805	—
Korea Electric Power Corp, 1.13%, 06/15/25	10/19/20	1,512	1,481	0.1
KT Corp, 1.00%, 09/01/25	10/19/20	3,400	3,331	0.1
KT Corp, 2.50%, 07/18/26	07/28/21	210	206	—
LG Chem, Ltd., 3.25%, 10/15/24	05/18/20	1,984	1,999	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	04/07/21	1,699	1,675	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	702	699	—
Minejesa Capital B.V., 4.63%, 08/10/30	05/07/21	1,476	1,436	0.1
Ministry of Diwan Amiri Affairs, 4.50%, 01/20/22	04/27/20	501	501	—
Multibank, Inc., 4.38%, 11/09/22	04/18/19	2,017	2,040	0.1
ONGC Videsh Limited, 3.75%, 05/07/23	12/12/19	615	617	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	2,650	2,653	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/01/21	1,354	1,272	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	2,205	2,175	0.1
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	445	461	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.75%, 03/01/23	06/12/20	817	828	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 2.30%, 06/23/25	01/14/21	3,207	3,185	0.1
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 1.50%, 06/09/26	08/19/21	201	199	—
Petronas Capital Ltd., 3.50%, 03/18/25	04/07/21	3,845	3,810	0.1
POSCO, 2.38%, 11/12/22	05/12/20	1,102	1,112	—
POSCO, 2.38%, 01/17/23	05/12/20	901	912	—
POSCO, 2.75%, 07/15/24	05/12/20	402	413	—
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	06/10/20	840	826	—
PT Pertamina (Persero), 1.40%, 02/09/26	05/07/21	1,689	1,649	0.1
Qatar Petroleum, 1.38%, 09/12/26	09/14/21	2,627	2,595	0.1
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	2,266	2,261	0.1
Reliance Industries Ltd., 4.13%, 01/28/25	08/19/21	1,615	1,603	0.1
Sable International Finance Limited, 5.75%, 09/07/27	06/11/21	1,537	1,502	0.1
Saudi Arabia, Kingdom of, 2.88%, 03/04/23	04/17/20	1,004	1,024	—
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	11/03/21	2,780	2,769	0.1
Saudi Arabian Oil Company, 2.75%, 04/16/22	05/07/20	1,203	1,209	0.1
Saudi Arabian Oil Company, 1.60%, 06/17/26	08/13/21	1,395	1,384	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/16/19	607	612	—
Singtel Group Treasury Pte. Ltd., 3.25%, 06/30/25	05/18/20	695	692	—
Singtel Group Treasury Pte. Ltd., 2.38%, 10/03/26	05/21/20	1,571	1,551	0.1
SPARC Limited, 0.00%, 12/05/22	10/04/17	342	342	—
State Grid Overseas Investment Limited, 3.13%, 05/22/23	11/13/20	722	720	—
State Grid Overseas Investment Limited, 1.00%, 08/05/25	10/21/20	398	391	—
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,810	1,836	0.1
Temasek Financial (I) Limited, 2.38%, 01/23/23	07/23/20	255	254	—
Tencent Holdings Limited, 3.28%, 04/11/24	05/20/20	207	208	—
The Central America Bottling Corporation, 5.75%, 01/31/27	06/22/21	567	565	—
The Korea Development Bank, 1.25%, 06/03/25	10/16/20	2,125	2,093	0.1
The State of Qatar, 3.25%, 06/02/26	08/12/21	3,406	3,349	0.1
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	3,039	2,973	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/20/21	1,385	1,375	0.1
United Overseas Bank Limited, 3.75%, 04/15/29	11/02/21	737	735	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	3,295	3,252	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	494	484	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	06/17/21	1,510	1,474	0.1
		114,510	113,336	4.0

JNL/DoubleLine Shiller Enhanced CAPE Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Intelsat Jackson Holdings S.A. - 2021 DIP Term Loan	9	-

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	03/03/22	100,000	—	3,477
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	03/17/22	100,000	—	3,604
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	02/04/22	70,000	—	5,702
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	01/28/22	36,000	—	1,107
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	02/17/22	100,000	—	4,119
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	02/04/22	5,000	—	377
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	05/23/22	100,000	—	2,703
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	01/21/22	100,000	—	8,137
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	03/11/22	100,000	—	4,221
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	02/04/22	25,000	—	1,828
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BCL	05/11/22	100,000	—	1,734
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	BNP	01/13/22	100,000	—	7,541

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.39% (M)	BNP	04/13/22	3,000	—	122
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.39% (M)	BNP	05/05/22	100,000	—	865
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.39% (M)	BNP	02/23/22	100,000	—	1,848
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.39% (M)	BNP	06/16/22	100,000	—	1,814
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.39% (M)	BNP	03/09/22	100,000	—	1,857
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.39% (M)	BNP	02/09/22	100,000	—	4,727
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.39% (M)	BNP	04/13/22	47,000	—	2,392
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.39% (M)	BNP	01/26/22	100,000	—	6,337
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.39% (M)	BNP	04/07/22	100,000	—	5,636
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.38% (M)	BOA	07/14/22	100,000	—	5,939
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.38% (M)	BOA	06/23/22	100,000	—	2,390
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	04/04/22	10,000	—	405
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	01/07/22	100,000	—	8,166
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	05/18/22	100,000	—	1,493
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	04/14/22	100,000	—	7,069
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	03/28/22	100,000	—	4,052
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	04/04/22	40,000	—	2,035
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	04/22/22	100,000	—	6,110
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	06/09/22	100,000	—	1,432
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	01/20/22	100,000	—	7,580
Schiller Barclays CAPE US Sector II Index (M) ‡	Fixed Rate of 0.40% (M)	CIB	02/10/22	100,000	—	2,878
					—	119,697

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	1,396,791	—	1,396,791
Government And Agency Obligations	—	648,495	—	648,495
Corporate Bonds And Notes	—	331,948	—	331,948
Senior Floating Rate Instruments[1]	—	224,702	106	224,808
Common Stocks	4	—	309	313
Short Term Investments	166,413	—	—	166,413
	166,417	2,601,936	415	2,768,768
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	119,697	—	119,697
	—	119,697	—	119,697

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.8%
Mortgage-Backed Securities 30.7%
Federal Home Loan Mortgage Corporation
2.00%, 07/01/41 - 12/01/51	31,218	31,289
3.00%, 06/01/43 - 07/01/47	75,513	79,459
4.00%, 09/01/43 - 02/01/44	4,617	5,028
3.50%, 02/01/46 - 01/01/48	14,601	15,619
2.50%, 11/01/49 - 12/01/50	29,709	30,405
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	993	1,041
2.48%, 11/01/29	25,000	25,927
1.90%, 05/01/30	25,000	25,233
2.44%, 01/01/32	10,000	10,498
1.83%, 11/01/33	6,300	6,257
3.00%, 03/01/35 - 04/01/51	64,619	67,361
1.50%, 05/01/36	18,538	18,625
2.00%, 05/01/36 - 11/01/51	191,788	192,574
3.50%, 09/01/43 - 04/01/48	25,822	27,660
2.53%, (1 Year USD LIBOR + 1.66%), 05/01/44 (a)	7,295	7,527
2.20%, 09/01/46	27,319	27,932
4.00%, 08/01/47 - 10/01/49	38,313	41,227
2.50%, 09/01/50 - 09/01/51	99,440	101,890
2.50%, 01/01/52 (b)	15,075	15,449
Government National Mortgage Association
3.50%, 10/20/45	1,754	1,822
2.50%, 08/20/51	40,588	41,989
STRU SNEX-1357 A
0.00%, 01/01/00 (a) (b) (c)	10,000	9,997
		784,809
Collateralized Mortgage Obligations 14.0%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	3,240	3,324
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,597
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,510
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,489
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,315
Series GA-4376, REMIC, 3.00%, 04/15/40	1,331	1,338
Series NY-4390, REMIC, 3.00%, 06/15/40	881	884
Series MA-4391, REMIC, 3.00%, 07/15/40	736	739
Interest Only, Series SP-3770, REMIC, 6.39%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (a)	775	64
Interest Only, Series SM-3780, REMIC, 6.39%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (a)	7,359	1,476
Series KA-4366, REMIC, 3.00%, 03/15/41	1,832	1,865
Series SL-4061, REMIC, 6.89%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (a)	76	76
Series KM-4141, REMIC, 1.75%, 12/15/42	10,834	10,818
Series B-4481, REMIC, 3.00%, 12/15/42	4,610	4,713
Series CS-4156, REMIC, 5.28%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (a)	3,465	3,417
Series UZ-4508, REMIC, 3.00%, 07/15/43	793	794
Series ZX-4404, REMIC, 4.00%, 04/15/44	63,815	69,711
Series AB-4533, REMIC, 3.00%, 06/15/44	3,749	3,885
Series CA-4573, REMIC, 3.00%, 11/15/44	12,547	13,002
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,975	2,202
Series EC-4745, REMIC, 3.00%, 12/15/44	3,375	3,428
Series KZ-4440, REMIC, 3.00%, 02/15/45	13,200	14,010
Series HA-4582, REMIC, 3.00%, 09/15/45	9,201	9,562
Series DZ-4894, REMIC, 3.50%, 06/15/49	7,939	8,199
Interest Only, Series MS-4291, REMIC, 5.79%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (a)	2,795	499
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 6.58%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (a)	459	28
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	2,200	2,205
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	250	250
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	20,980
Interest Only, Series 2005-S-2, REMIC, 6.50%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (a)	4,165	735
Interest Only, Series 2011-PS-84, REMIC, 6.50%, (6.60% - (1 Month USD LIBOR * 1)), 01/25/40 (a)	2,232	77
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	341	360
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	755	757
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	2,226	2,258
Interest Only, Series 2011-ES-93, REMIC, 6.40%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (a)	1,236	257
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	4,068	4,122
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	1,044	1,126
Interest Only, Series 2018-ST-25, REMIC, 5.95%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (a)	9,318	1,636
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	1,053	1,135
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	13,260	13,795
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	135	135
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	2,831	2,888
Series 2016-A-9, REMIC, 3.00%, 09/25/43	544	546
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	17,667	19,096
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	2,495	2,520
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,398	13,116
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	14,371	14,828
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	13,328	13,906
Series 2018-C-33, REMIC, 3.00%, 05/25/48	10,939	11,180
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	4,057	4,221
Series 2018-A-64, REMIC, 3.00%, 09/25/48	4,770	4,963
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 6.00%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (a)	1,980	83
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,382	1,450
Interest Only, Series 2020-MS-112, REMIC, 6.20%, (6.30% - (1 Month USD LIBOR * 1)), 08/20/50 (a)	22,213	4,094
Interest Only, Series 2020-SB-185, REMIC, 6.20%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (a)	51,105	10,231
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	62,209	6,479
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	32,163	4,386
Interest Only, Series 2021-S-59, REMIC, 2.55%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	22,700	1,283
Interest Only, Series 2021-SL-58, REMIC, 3.65%, (3.75% - (1 Month USD LIBOR * 1)), 04/20/51 (a)	70,958	6,631
		356,674
U.S. Treasury Bond 7.6%
Treasury, United States Department of
2.38%, 05/15/51	92,000	101,631
1.88%, 11/15/51	92,000	91,267
		192,898
Commercial Mortgage-Backed Securities 2.5%
Federal Home Loan Mortgage Corporation
Series K-A2-1517, REMIC, 1.72%, 07/25/34	30,000	28,502
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X1-M15, REMIC, 1.57%, 09/25/31 (a)	52,039	6,294
Government National Mortgage Association
Interest Only, Series 2021-IO-20, REMIC, 1.14%, 08/16/62 (a)	66,950	6,112
Interest Only, Series 2021-IO-40, REMIC, 0.84%, 02/16/63 (a)	60,314	4,562
Interest Only, Series 2021-IO-52, REMIC, 0.82%, 04/16/63 (a)	75,281	5,616
Interest Only, Series 2021-IO-22, REMIC, 0.98%, 05/16/63 (a)	19,677	1,648
Interest Only, Series 2021-IO-129, REMIC, 0.99%, 06/16/63 (a)	84,667	7,096

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2021-IO-79, REMIC, 0.92%, 08/16/63 (a)	46,595	3,777
		63,607
Total Government And Agency Obligations (cost $1,385,359)		1,397,988
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.4%
ABFC Trust
Series 2007-A1A-WMC1, REMIC, 1.35%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (d)	3,983	3,433
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	1,185	1,204
Affirm Asset Securitization Trust 2021-B
Series 2021-C-B, 1.40%, 04/15/24	3,750	3,722
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (a) (d)	3,011	2,812
Ajax Mortgage Loan Trust 2019-G
Series 2019-A-G, REMIC, 3.00%, 09/25/59 (d)	6,392	6,395
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,922
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,956
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	2,207	2,132
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,450	1,475
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,648	1,300
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	12,009	7,967
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 0.42%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (d)	4,113	3,974
Alternative Loan Trust 2007-5CB
Series 2007-1A6-5CB, REMIC, 0.70%, (1 Month USD LIBOR + 0.60%), 04/25/37 (a)	3,609	1,758
Interest Only, Series 2007-1A5-5CB, REMIC, 5.30%, (5.40% - (1 Month USD LIBOR * 1)), 04/25/37 (a)	3,609	752
AMSR Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,309
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 1.32%, (3 Month USD LIBOR + 1.20%), 10/15/31 (a)	2,000	2,000
Apidos CLO XII
Series 2013-CR-12A, 1.92%, (3 Month USD LIBOR + 1.80%), 04/15/31 (a)	1,000	1,000
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24	1,430	1,451
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.21%, (3 Month USD LIBOR + 1.09%), 01/15/31 (a)	982	977
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, REMIC, 3.16%, (1 Month USD LIBOR + 3.05%), 12/15/36 (a) (d)	2,785	2,632
Banc of America Alternative Loan Trust
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	3,495	3,456
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	313
Bank 2021-BNK35
Interest Only, Series 2021-XA-BN35, REMIC, 1.05%, 06/17/64 (a)	18,652	1,474
BBCMS Mortgage Trust
Series 2017-E-DELC, REMIC, 2.61%, (1 Month USD LIBOR + 2.50%), 08/15/36 (a) (d)	1,660	1,639
Series 2017-F-DELC, REMIC, 3.61%, (1 Month USD LIBOR + 3.50%), 08/15/36 (a) (d)	1,653	1,633
Series 2018-F-TALL, REMIC, 3.35%, (1 Month USD LIBOR + 3.24%), 03/16/37 (a) (d)	6,125	5,185
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.31%, 07/17/54 (a)	22,888	2,181
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.39%, 09/17/54 (a)	43,293	4,422
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.96%, 11/18/54 (a)	12,488	921
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.64%, 02/18/54 (a)	36,009	4,260
BBCMS Trust
Series 2018-A-CBM, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 07/15/37 (a) (d)	1,599	1,595
Bear Stearns Asset Backed Securities I Trust
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	554	571
Bellemeade Re Ltd
Series 2019-M1B-2A, 1.55%, (1 Month USD LIBOR + 1.45%), 04/25/29 (a)	1,632	1,632
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.78%, 09/17/53 (a)	36,441	3,730
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.39%, 07/17/54 (a)	20,341	1,919
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (a)	38,734	2,439
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.44%, 05/16/53 (a)	90,737	2,127
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 1.88%, (3 Month USD LIBOR + 1.75%), 10/21/30 (a)	3,000	2,984
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,627
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (d)	9,017	9,004
BX 2021-21M Mortgage Trust
Series 2021-H-21M, REMIC, 4.21%, (1 Month USD LIBOR + 4.01%), 10/15/36 (a)	4,422	4,380
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 2.11%, (1 Month USD LIBOR + 2.00%), 09/15/23 (a)	3,062	3,035
Series 2021-F-VOLT, REMIC, 2.51%, (1 Month USD LIBOR + 2.40%), 09/15/23 (a)	3,062	3,033
BX Commercial Mortgage Trust 2021-XL2
Series 2021-E-XL2, REMIC, 1.94%, (1 Month USD LIBOR + 1.85%), 10/16/23 (a)	4,459	4,431
BX Trust
Series 2018-A-EXCL, REMIC, 1.20%, (1 Month USD LIBOR + 1.09%), 09/15/37 (a)	2,526	2,515
BX Trust 2017-APPL
Series 2017-E-SLCT, REMIC, 3.26%, (1 Month USD LIBOR + 3.15%), 07/17/34 (a) (d)	1,127	1,127
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (a)	4,941	4,919
BX Trust 2021-RISE
Series 2021-D-RISE, 1.85%, 11/17/36	1,084	1,084
CAL Funding IV Ltd
Series 2020-A-1A, 2.22%, 09/25/45	2,681	2,659
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	2,000	1,997
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 0.24%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (d)	4,549	4,378
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.26%, 11/15/27 (a)	243	256
CFCRE Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.64%, 05/10/58 (a)	78,497	4,546
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	7,033	4,147
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,227	1,508
Series 2007-1A5-8, REMIC, 4.01%, 01/25/38	2,321	1,461
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.11%, (1 Month USD LIBOR + 3.00%), 11/17/36 (a) (d)	1,001	1,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.15%, 05/10/47 (a)	22,202	511
Interest Only, Series 2016-XA-GC36, REMIC, 1.22%, 02/12/49 (a)	19,918	823
Interest Only, Series 2016-XA-P3, REMIC, 1.66%, 04/16/49 (a)	15,018	782
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.00%, 07/25/47 (a)	1,690	1,610
Series 2019-A1-C, REMIC, 3.23%, 09/25/59 (a) (d)	3,210	3,215
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	2,141	2,110
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,355	1,276
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,100	1,087
CLNC Ltd
Series 2019-A-FL1, 1.41%, (SOFR 30-Day Average + 1.36%), 09/19/25 (a)	3,244	3,245
COMM Mortgage Trust
Series 2014-C-CR19, REMIC, 4.86%, 08/10/24 (a)	1,163	1,201
Series 2016-C-CR28, REMIC, 4.64%, 12/12/25 (a)	2,047	2,150
Series 2016-C-DC2, REMIC, 4.67%, 02/12/26 (a)	1,340	1,387
Series 2018-A-HCLV, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 09/15/33 (a)	3,070	3,048
Interest Only, Series 2013-XA-CR12, REMIC, 1.11%, 10/15/46 (a)	29,448	475
Interest Only, Series 2014-XA-CR17, REMIC, 0.96%, 05/10/47 (a)	27,398	508
Interest Only, Series 2015-XA-DC1, REMIC, 1.01%, 02/10/48 (a)	23,649	519
Interest Only, Series 2015-XA-CR26, REMIC, 0.92%, 10/10/48 (a)	26,962	783
Interest Only, Series 2016-XA-DC2, REMIC, 0.96%, 02/12/49 (a)	15,978	527
Commonbond Student Loan Trust
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	121	122
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	6,251	4,564
Credit Suisse Mortgage Capital Certificates
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (a)	7,000	7,105
Series 2021-A1-B33, REMIC, 3.05%, 10/12/43	977	1,002
Series 2021-A2-B33, REMIC, 3.17%, 10/12/43	3,482	3,613
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,003	1,777
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,889	1,807
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.56%, 06/17/52 (a)	8,978	858
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.82%, 01/17/25 (a)	18,049	369
Series 2015-C-C4, REMIC, 4.56%, 11/18/25 (a)	1,911	2,013
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (a)	777	773
CSMC 2021-JR2 Trust
Series 2021-A1-JR2, REMIC, 2.22%, 09/25/24 (a)	11,952	11,934
CSMC Trust
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (a)	2,373	2,379
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 2.92%, 09/25/58 (a)	21,329	20,073
CVP CLO Ltd
Series 2017-A-2A, 1.32%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (e)	2,000	1,998
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	1,963
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.38%, 05/12/49 (a)	21,084	1,023
DBUBS 2017-BRBK Mortgage Trust
Series 2017-F-BRBK, REMIC, 3.53%, 10/11/24 (a)	4,600	4,500
Deutsche Alt-A Securities Inc Mortgage Loan Trust
Series 2006-1A3-AR1, REMIC, 0.76%, (1 Month USD LIBOR + 0.66%), 02/25/36 (a) (d)	10,169	10,350
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 0.40%, (1 Month USD LIBOR + 0.30%), 09/25/47 (a) (d)	12,043	11,573
DOLP Trust 2021-NYC
Series 2021-D-NYC, 3.70%, 05/10/41	1,000	999
Series 2021-E-NYC, 3.70%, 05/10/41	1,000	961
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 1.52%, (3 Month USD LIBOR + 1.40%), 01/15/31 (a)	1,000	1,000
Elevation CLO, Ltd.
Series 2017-A-7A, 1.34%, (3 Month USD LIBOR + 1.22%), 07/15/30 (a) (e)	2,500	2,499
Series 2018-A1-9A, 1.24%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	2,500	2,498
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 0.24%, (1 Month USD LIBOR + 0.14%), 03/25/37 (a) (d)	5,974	3,827
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,985	1,814
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	5,083
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (d)	10,500	10,342
Series 2021-A-GT2, 3.85%, 10/25/26 (f)	11,300	11,238
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.32%, (1 Month USD LIBOR + 1.22%), 05/18/38 (a) (d)	3,500	3,493
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 1.32%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	4,500	4,502
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,722	1,722
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	3,619	3,618
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (a)	1,845	1,769
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 2.84%, (1 Month USD LIBOR + 2.73%), 12/15/36 (a) (d)	3,908	3,791
Series 2019-F-WOLF, REMIC, 3.24%, (1 Month USD LIBOR + 3.13%), 12/15/36 (a) (d)	3,908	3,664
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 1.15%, (3 Month USD LIBOR + 1.03%), 04/26/31 (a)	1,000	998
GS Mortgage Securities Corp Trust
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22	5,758	5,755
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (d)	4,275	2,158
GS Mortgage Securities Trust
Interest Only, Series 2015-XA-GC34, REMIC, 1.22%, 10/10/25 (a)	22,128	855
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	832
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	5,060
Series 2018-A-TWR, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 07/15/31 (a)	436	435
Series 2018-D-TWR, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 07/15/31 (a)	1,000	965
Series 2018-E-TWR, REMIC, 2.21%, (1 Month USD LIBOR + 2.10%), 07/15/31 (a)	1,000	945
Series 2018-F-TWR, REMIC, 2.91%, (1 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	926
Series 2018-G-TWR, REMIC, 4.03%, (1 Month USD LIBOR + 3.92%), 07/15/31 (a)	1,000	902

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2014-XA-GC24, REMIC, 0.71%, 09/10/47 (a)	39,520	655
Interest Only, Series 2015-XA-GS1, REMIC, 0.76%, 11/10/48 (a)	32,959	862
Interest Only, Series 2016-XA-GS3, REMIC, 1.20%, 10/13/49 (a)	23,956	1,133
Interest Only, Series 2017-C-2, REMIC, 1.11%, 08/12/50 (a)	33,710	1,611
Interest Only, Series 2019-XA-GC38, REMIC, 0.96%, 02/12/52 (a)	43,452	2,509
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.36%, 03/10/28 (a)	2,000	2,137
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.67%, 02/14/53 (a)	48,863	2,132
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 1.73%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a)	12,564	2,890
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 1.32%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	2,500	2,501
Halcyon Loan Advisors Funding Ltd
Series 2013-D-2A, 3.93%, (3 Month USD LIBOR + 3.80%), 08/01/25 (a)	978	886
Halsey Point CLO I Ltd
Series 2019-B1-1A, 2.33%, (3 Month USD LIBOR + 2.20%), 01/20/33 (a)	3,000	3,000
HERO Funding Trust
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	2,732	2,855
Home Partners of America Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,518	2,464
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,151	1,123
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,326	1,294
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (d)	7,966	8,076
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	4,815	4,667
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, REMIC, 3.26%, (1 Month USD LIBOR + 3.15%), 11/17/36 (a)	2,897	2,803
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 0.24%, (1 Month USD LIBOR + 0.14%), 04/25/37 (a) (d)	2,279	1,750
Series 2007-A4-NC1, REMIC, 0.38%, (1 Month USD LIBOR + 0.28%), 04/25/37 (a) (d)	10,725	8,406
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 2.77%, 09/25/36 (a)	1,093	1,052
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	8,020	6,222
IXIS Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 0.70%, (1 Month USD LIBOR + 0.60%), 03/25/36 (a) (d)	4,751	3,109
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-E-BCON, REMIC, 3.76%, 01/06/23 (a)	1,187	1,191
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	2,666	2,673
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	2,531
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 0.32%, (1 Month USD LIBOR + 0.11%), 01/25/34 (a) (d)	5,389	4,945
Series 2006-A4-HE3, REMIC, 0.42%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (d)	2,014	1,862
Series 2006-A5-HE3, REMIC, 0.58%, (1 Month USD LIBOR + 0.24%), 11/25/36 (a) (d)	5,209	4,870
Jack in the Box Funding, LLC
Series 2019-A2I-1A, 3.98%, 08/25/23	2,481	2,499
Jamestown CLO Ltd
Series 2018-A1-6RA, 1.27%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (e)	3,000	3,000
Series 2018-A2A-6RA, 1.90%, (3 Month USD LIBOR + 1.78%), 04/25/30 (a)	1,000	1,000
JP Morgan Mortgage Acquisition Trust 2006-WMC4
Series 2006-A5-WMC4, REMIC, 0.31%, (1 Month USD LIBOR + 0.21%), 12/25/36 (a) (d)	23,302	14,929
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.64%, 07/15/24 (a)	2,000	2,034
Series 2015-C-C32, REMIC, 4.65%, 10/15/25 (a)	2,065	1,652
Series 2015-C-C33, REMIC, 4.61%, 11/15/25 (a)	2,224	2,316
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (a)	1,469	1,526
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	5,208
JPMDB Commercial Mortgage Securities Trust
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	4,665
Interest Only, Series 2016-XA-C2, REMIC, 1.55%, 06/17/49 (a)	20,352	990
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	4,737
Interest Only, Series 2020-XA-COR7, REMIC, 1.66%, 05/15/53 (a)	39,088	3,950
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-D-FL10, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 06/15/32 (a)	109	108
JPMorgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 1.88%, 03/26/37 (a)	1,512	1,585
Kingsland VIII Ltd
Series 2018-A-8A, 1.25%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	2,000	1,998
KVK CLO Ltd
Series 2013-AR-1A, 1.03%, (3 Month USD LIBOR + 0.90%), 01/14/28 (a) (e)	754	754
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (d)	14,061	13,786
Legacy Mortgage Asset Trust
Series 2019-A1-GS5, REMIC, 3.20%, 08/25/59 (d)	325	325
Legacy Mortgage Asset Trust 2020-GS3
Series 2020-A1-GS3, REMIC, 3.25%, 05/25/60 (a) (d)	26,572	26,576
Legacy Mortgage Asset Trust 2020-GS4
Series 2020-A1-GS4, REMIC, 3.25%, 02/25/60 (d)	7,072	7,086
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 2.78%, 06/25/26	6,000	5,928
Loancore Issuer Ltd.
Series 2019-AS-CRE2, 1.61%, (1 Month USD LIBOR + 1.50%), 02/15/24 (a)	3,567	3,563
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, REMIC, 1.06%, 03/11/50 (a)	36,566	860
Madison Park Funding XVIII, Ltd.
Series 2015-DR-18A, 3.08%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,500	1,494
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	2,756	2,336
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 2.62%, 11/25/35 (a)	13,324	9,691
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,800	1,401
ME Funding LLC 2019-1
Series 2019-A2-1, 6.45%, 07/30/24	6,370	6,657

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 5.41%, (1 Month USD LIBOR + 5.25%), 11/16/26 (a)	4,422	4,378
Merrill Lynch Alternative Note Asset Trust Series
Series 2007-1A1-OAR5, REMIC, 2.16%, 10/25/47 (a)	11,106	4,771
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 0.43%, (1 Month USD LIBOR + 0.33%), 03/25/37 (a) (d)	31,013	13,702
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 0.40%, (1 Month USD LIBOR + 0.30%), 06/25/37 (a) (d)	17,940	6,429
MF1 Multifamily Housing Mortgage Loan Trust
Series 2020-A-FL3, 2.21%, (SOFR 30-Day Average + 2.16%), 07/16/35 (a) (d)	1,853	1,860
MidOcean Credit CLO
Series 2018-A1-9A, 1.28%, (3 Month USD LIBOR + 1.15%), 07/21/31 (a) (e)	2,500	2,500
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	2,034
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.50%, 09/15/24 (a)	1,500	1,553
Series 2015-C-C20, REMIC, 4.45%, 01/15/25 (a)	1,200	1,229
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (a)	2,320	2,449
Series 2016-C-C31, REMIC, 4.27%, 10/19/26 (a)	2,960	2,968
Interest Only, Series 2013-XA-C7, REMIC, 1.28%, 02/15/46 (a)	17,629	133
Interest Only, Series 2016-XA-C28, REMIC, 1.19%, 01/15/49 (a)	18,937	713
Interest Only, Series 2016-XA-C30, REMIC, 1.37%, 09/17/49 (a)	17,611	910
Morgan Stanley Capital I Trust
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	4,134
Interest Only, Series 2019-XA-L3, REMIC, 0.64%, 11/18/52 (a)	70,901	3,180
Morgan Stanley Mortgage Loan Trust
Series 2006-A2C-WMC2, REMIC, 0.40%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (d)	19,469	9,280
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,115	727
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,158	676
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	2,373	2,433
MP CLO VIII Ltd
Series 2015-ARR-2A, 1.34%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	1,500	1,500
MRCD 2019-MARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	977
MRCD Mortgage Trust
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	4,006
Nassau Ltd
Series 2018-A-IA, 1.27%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,995
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 01/17/22 (a)	1,869	1,850
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,370
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	5,584
Newtek Small Business Finance, LLC
Series 2018-1-A, 1.80%, (1 Month USD LIBOR + 1.70%), 11/25/24 (a)	2,563	2,556
NLY 2019-FL2 Issuer Ltd.
Series 2019-AS-FL2, 1.71%, (1 Month USD LIBOR + 1.60%), 12/15/22 (a)	3,371	3,370
Series 2019-B-FL2, 2.01%, (1 Month USD LIBOR + 1.90%), 01/15/23 (a)	3,371	3,365
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 3.21%, 02/25/36 (a)	433	318
Nomura Resecuritization Trust
Series 2011-2A10-4RA, REMIC, 2.80%, 07/26/41 (a)	7,535	7,388
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,500	7,423
Ocean Trails CLO V
Series 2014-ARR-5A, 1.40%, (3 Month USD LIBOR + 1.28%), 10/14/31 (a) (e)	983	983
Ocean Trails Clo X
Series 2020-AR-10A, 1.34%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	1,000	1,000
OFSI BSL IX, Ltd.
Series 2018-A-1A, 1.27%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (e)	2,000	1,998
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 1.36%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (e)	2,500	2,499
PFP 2019-6, Ltd.
Series 2019-A-6, 1.16%, (1 Month USD LIBOR + 1.05%), 04/16/37 (a) (d)	493	493
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26	4,383	4,368
PMT Credit Risk Transfer Trust
Series 2019-A-3R, REMIC, 2.80%, (1 Month USD LIBOR + 2.70%), 10/27/22 (a) (d)	1,032	1,033
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 2.99%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (d)	3,323	3,374
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 3.10%, (1 Month USD LIBOR + 3.00%), 03/25/26 (a) (e)	2,000	2,000
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.93%, 09/25/47 (a)	6,838	6,699
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/51 (d)	13,510	13,483
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (d)	416	415
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 09/25/24 (d)	5,770	5,720
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,800	10,167
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/11/26	8,500	8,454
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	15,488
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, 2.53%, 10/19/26	5,100	4,955
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/24 (d)	13,109	12,977
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a)	4,268	4,244
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a)	1,528	1,526
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (d)	4,494	4,450
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (d) (e)	3,731	3,341
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 2.86%, 08/25/35 (a)	4,106	3,870
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 0.55%, (1 Month USD LIBOR + 0.45%), 01/25/37 (a)	2,993	1,225
Interest Only, Series 2007-1A6-B, REMIC, 5.95%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (a)	2,993	588
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	3,152	3,163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 4.37%, 09/25/35 (a)	174	152
Series 2006-A21-QA1, REMIC, 4.34%, 01/25/36 (a)	5,030	4,254
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,832	1,806
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	2,057	1,989
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,979	2,315
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,134	4,933
Series 2007-1A1-A3, REMIC, 0.55%, (1 Month USD LIBOR + 0.45%), 04/25/37 (a)	5,587	2,069
Series 2007-1A2-A3, REMIC, 45.60%, (46.38% - (1 Month USD LIBOR * 7.67)), 04/25/37 (a)	729	1,750
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	16,268	12,213
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,883	995
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	222	215
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	662	624
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	932	898
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	5,549	5,408
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,249	1,175
Rockford Tower CLO Ltd
Series 2018-A-1A, 1.26%, (3 Month USD LIBOR + 1.10%), 05/20/31 (a) (e)	3,000	3,002
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	8,219	8,125
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	2,940	3,008
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 1.28%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,997
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27	8,091	7,839
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 10/15/37 (a)	2,295	2,294
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/15/31	3,062	2,902
Series 2021-F-OVA, REMIC, 2.85%, 07/15/31	3,062	2,757
SoFi Alternative Trust 2021-1
Series 2021-PT1-1, 9.72%, 05/25/30 (a)	7,250	7,555
SoFi Alternative Trust 2021-A
Series 2021-PT1-A, 1.48%, 03/15/47	5,937	5,871
SoFi Alternative Trust 2021-B
Series 2021-PT1-B, 1.76%, 02/15/47	5,732	5,676
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	8,258
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (a)	4,623	4,351
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 1.30%, (3 Month USD LIBOR + 1.21%), 07/20/32 (a)	2,500	2,499
Sound Point CLO XXIII
Series 2019-AR-2A, 1.29%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	2,000	2,000
Sound Point CLO, Ltd.
Series 2013-A-3RA, 1.27%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (e)	3,000	3,000
Series 2018-A1A-21, 1.30%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (e)	3,250	3,251
Sprite 2021-1 Ltd
Series 2021-A-1, 3.75%, 10/15/28 (e)	3,970	3,945
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (d)	3,799	3,764
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 2.51%, 04/25/37 (a)	597	383
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/23 (a)	5,537	5,493
Steele Creek CLO Ltd
Series 2014-A-1RA, 1.20%, (3 Month USD LIBOR + 1.07%), 04/21/31 (a)	2,000	2,000
Series 2016-AR-1A, 1.32%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (e)	2,000	1,988
Steele Creek CLO LTD
Series 2019-BR-1A, 1.92%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	1,000	997
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 2.46%, 11/25/35 (a)	4,126	3,586
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 0.26%, (1 Month USD LIBOR + 0.16%), 06/25/36 (a) (d)	5,918	4,548
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 0.41%, (1 Month USD LIBOR + 0.31%), 07/25/36 (a) (d)	20,500	8,572
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 0.28%, (1 Month USD LIBOR + 0.18%), 09/25/36 (a) (d)	5,900	4,346
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,782	4,342
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	4,057	4,118
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 11/01/55	7,401	7,389
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	5,000	4,899
Series 2021-A23-1A, 2.54%, 08/25/31	4,000	3,912
THL Credit Wind River 2014-1 CLO Ltd
Series 2014-ARR-1A, 1.17%, (3 Month USD LIBOR + 1.05%), 07/18/31 (a)	2,490	2,484
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 1.26%, (3 Month USD LIBOR + 1.14%), 01/15/31 (a)	1,000	1,000
Toorak Mortgage Corp Ltd
Series 2020-A2-1, 3.23%, 03/25/23 (d)	5,100	5,113
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 1.61%, (SOFR 30-Day Average + 1.56%), 03/15/24 (a)	3,766	3,762
Trinity Rail Leasing LLC
Series 2010-A-1A, 5.19%, 01/16/31 (e)	3,570	3,847
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 1.29%, (1 Month USD LIBOR + 1.20%), 03/17/38 (a)	3,000	2,998
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.53%, 06/17/50 (a)	15,880	1,061
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	1,497	1,508
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	5,250	5,157
Series 2021-C-4, 3.19%, 09/20/31	5,250	5,181
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	4,604	4,720
VB-S1 Issuer, LLC
Series 2020-C2-1A, 3.03%, 06/15/25	8,750	8,983
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (d)	4,507	4,440
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	3,144	3,189
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 1.38%, (3 Month USD LIBOR + 1.25%), 10/20/31 (a)	1,184	1,183
Vibrant CLO Ltd
Series 2018-A1-10A, 1.33%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (e)	3,000	2,987
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	6,193
Volt Cv, LLC
Series 2021-A1-CF2, 2.49%, 11/27/51 (d)	1,023	1,019
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (d)	7,284	7,253
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (d)	2,764	2,758
Volt XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (d)	6,623	6,622

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (d)	2,122	2,115
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.48%, (1 Month USD LIBOR + 0.38%), 04/25/36 (a) (d)	14,969	6,938
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,248	1,148
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	2,229	2,050
Series 2006-A4-7, REMIC, 4.15%, 09/25/36 (a) (d)	18,560	7,160
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	1,234	1,282
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 0.28%, (1 Month USD LIBOR + 0.18%), 10/25/36 (a) (d)	60	32
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a)	2,449	2,456
Wellfleet CLO Ltd
Series 2017-A1-3A, 1.27%, (3 Month USD LIBOR + 1.15%), 01/17/31 (a)	3,250	3,250
Series 2018-A1-2A, 1.33%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a)	2,000	2,000
Wells Fargo & Company
Series 2016-C-LC24, REMIC, 4.43%, 09/17/26 (a)	2,000	2,088
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,486	1,471
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,705	1,524
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	546	535
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.60%, 11/15/25 (a)	1,850	1,878
Series 2015-D-NXS4, REMIC, 3.69%, 11/18/25 (a)	2,031	1,993
Series 2016-C-C32, REMIC, 4.71%, 01/16/26 (a)	1,577	1,608
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,528
Series 2016-C-C34, REMIC, 5.05%, 04/17/26 (a)	1,937	1,778
Interest Only, Series 2015-XA-P2, REMIC, 0.96%, 12/15/48 (a)	20,447	672
Interest Only, Series 2015-XA-LC20, REMIC, 1.30%, 04/15/50 (a)	20,801	655
Interest Only, Series 2019-XA-C54, REMIC, 0.84%, 12/17/52 (a)	37,436	2,085
Interest Only, Series 2016-XA-C33, REMIC, 1.61%, 03/17/59 (a)	11,419	653
Interest Only, Series 2017-XA-RC1, REMIC, 1.46%, 01/16/60 (a)	20,383	1,169
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,431
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.09%, 09/16/50 (a)	74,778	3,489
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.31%, 02/18/53 (a)	58,833	5,024
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.42%, 06/17/53 (a)	59,173	5,398
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.88%, 07/17/53 (a)	32,753	4,264
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	904	881
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.01%, 03/15/47 (a)	18,301	289
Interest Only, Series 2014-XA-C25, REMIC, 0.80%, 11/15/47 (a)	23,654	478
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (d) (e)	1,605	1,570
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,158,174)		1,134,413
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund, 0.01% (g) (h)	39,575	39,575
Total Short Term Investments (cost $39,575)		39,575
Total Investments 100.7% (cost $2,583,108)		2,571,976
Other Assets and Liabilities, Net (0.7)%		(18,770)
Total Net Assets 100.0%		2,553,206

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $25,454.
(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $45,162 and 1.8% of the Fund.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,387,991	9,997	1,397,988
Non-U.S. Government Agency Asset-Backed Securities	—	1,134,413	—	1,134,413
Short Term Investments	39,575	—	—	39,575
	39,575	2,522,404	9,997	2,571,976

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 48.2%
U.S. Treasury Note 17.5%
Treasury, United States Department of
0.38%, 12/31/25	11,500	11,144
0.75%, 03/31/26 - 04/30/26	48,880	47,927
1.63%, 09/30/26	25,770	26,205
1.25%, 12/31/26 - 09/30/28	98,119	97,371
1.13%, 08/31/28	7,790	7,641
1.38%, 11/15/31	34,707	34,251
		224,539
Mortgage-Backed Securities 16.6%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32 - 08/01/50	12,547	13,188
4.00%, 05/01/38 - 05/01/48	4,977	5,341
3.50%, 08/01/47 - 06/01/49	2,487	2,660
2.00%, 06/01/50 - 12/01/51	13,912	13,922
2.50%, 07/01/50 - 12/01/51	12,615	12,951
3.00%, 10/01/51 (a)	200	210
Federal National Mortgage Association, Inc.
2.50%, 05/01/35 - 01/15/52 (a)	12,723	13,059
3.50%, 05/01/36 - 01/01/51	14,876	15,855
TBA, 1.50%, 01/15/37 - 02/15/52 (a)	7,900	7,672
TBA, 2.00%, 01/15/37 - 02/15/52 (a)	10,000	10,002
4.00%, 06/01/38 - 11/01/49	10,155	10,935
4.50%, 03/01/39 - 09/01/49	6,074	6,594
3.00%, 04/01/40 - 07/01/50	12,718	13,332
2.00%, 07/01/50 - 12/01/51	13,333	13,349
2.50%, 07/01/50 - 12/01/51	11,480	11,790
2.00%, 04/01/51 (b)	8,222	8,213
1.50%, 11/01/51	1,700	1,646
Government National Mortgage Association
4.00%, 02/20/41 - 08/20/48	9,151	9,772
3.50%, 02/20/42 - 05/20/50	7,417	7,869
4.00%, 11/20/44 (b)	701	757
TBA, 3.50%, 01/15/46 (a)	4,750	4,947
5.00%, 04/20/48	618	675
3.00%, 12/20/49 - 06/20/51	4,772	4,944
TBA, 2.00%, 01/15/52 - 02/15/52 (a)	10,275	10,373
TBA, 2.50%, 01/15/52 (a)	10,400	10,660
TBA, 3.00%, 01/15/52 - 02/15/52 (a)	2,600	2,690
		213,406
U.S. Treasury Bond 10.7%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	36,690
1.75%, 08/15/41	7,868	7,611
2.00%, 11/15/41 - 08/15/51	48,707	49,649
3.63%, 02/15/44	2,020	2,628
3.13%, 08/15/44	6,470	7,850
3.00%, 11/15/44	1,900	2,265
2.88%, 08/15/45 - 05/15/49	6,094	7,195
2.38%, 05/15/51	7,270	8,031
1.88%, 11/15/51	15,814	15,688
		137,607
Sovereign 2.5%
Abu Dhabi, Government of
3.13%, 04/16/30 - 09/30/49 (d)	1,060	1,132
1.70%, 03/02/31 (d)	130	126
3.88%, 04/16/50 (d)	710	826
Angola, Government of
9.50%, 11/12/25 (d)	220	235
8.25%, 05/09/28 (d)	60	60
9.38%, 05/08/48 (d)	20	20
Banque Centrale De Tunisie
5.75%, 01/30/25 (d)	10	8
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (d)	55	54
Bermuda, Government of
3.72%, 01/25/27 (d)	215	230
3.38%, 08/20/50 (d)	60	60
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/27 (d)	560	545
7.75%, 09/01/23 (d)	360	352
7.38%, 09/25/32 (d)	65	58
7.25%, 03/15/33 (d)	200	176
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	435	433
3.00%, 01/15/34	90	89
3.30%, 03/11/41	85	85
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	199
Gabon, Government of
7.00%, 11/24/31 (d) (e)	25	25
Ghana, Government of
8.13%, 01/18/26 (d)	50	46
7.75%, 04/07/29 (d)	200	167
10.75%, 10/14/30 (d)	80	89
Gobierno de la Provincia de Buenos Aires
3.90%, 09/01/37 (d) (f)	115	49
Gobierno de la Provincia de Cordoba
5.00%, 12/10/25 (d) (f)	241	181
Gobierno de la Republica de Chile
2.45%, 01/31/31	165	164
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (d)	85	73
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (d)	10	11
5.38%, 04/24/32 (d)	240	267
6.13%, 06/01/50 (d)	45	52
Gobierno De La Republica De Honduras
5.63%, 06/24/30 (d)	20	21
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (d) (f)	280	232
1.00%, 07/31/35 (d) (f)	150	98
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (d)	200	224
2.74%, 01/29/33 (d)	200	192
5.40%, 03/30/50 (d)	50	57
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	134
4.50%, 04/22/29	70	78
3.25%, 04/16/30 (e)	135	139
2.66%, 05/24/31	100	98
6.05%, 01/11/40	145	181
5.75%, 10/12/10	210	242
Government of the Republic of Panama
2.25%, 09/29/32	200	190
3.87%, 07/23/60	200	199
Government of the Republic of Serbia
2.13%, 12/01/30 (d)	200	188
Government of the Sultanate of Oman
5.38%, 03/08/27 (d)	225	235
5.63%, 01/17/28 (d)	290	307
6.00%, 08/01/29 (d)	50	54
6.25%, 01/25/31 (d)	200	218
6.75%, 01/17/48 (d)	55	56
Hazine Mustesarligi Varlik Kiralama Anonim Sirketi
5.13%, 06/22/26 (d) (e)	60	57
Jamaica, Government of
6.75%, 04/28/28	55	63
7.88%, 07/28/45	35	48
Jordan, The Government Of, The Hashemite Kingdom of
4.95%, 07/07/25 (d)	200	206
Kenya, Government of
6.88%, 06/24/24 (d)	115	121
7.00%, 05/22/27 (d)	135	142
Koztarsasagi Elnoki Hivatal
2.13%, 09/22/31 (d)	200	197
Ministerio De Gobierno
5.00%, 06/01/27 (d) (f)	102	67
Ministerul Finantelor Publice
4.38%, 08/22/23 (d)	45	47

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
3.00%, 02/14/31 (d) (e)	135	137
4.00%, 02/14/51 (d)	50	50
Ministry of Defence State of Israel
3.38%, 01/15/50	135	146
Ministry of Diwan Amiri Affairs
3.40%, 04/16/25 (d)	360	381
4.00%, 03/14/29 (d)	200	225
3.75%, 04/16/30 (d)	1,295	1,449
4.82%, 03/14/49 (d)	275	361
4.40%, 04/16/50 (d)	1,040	1,292
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (g)	200	216
4.38%, 03/21/29 (g)	200	220
5.10%, 03/28/35 (g)	200	236
5.25%, 06/23/47 (d)	200	254
Ministry of Finance People's Republic of China
1.20%, 10/21/30 (d)	95	91
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (g) (h) (i)	315	32
Morocco, Kingdom of
5.50%, 12/11/42 (d)	15	17
Nigeria, Federal Government of
6.38%, 07/12/23 (d)	35	36
7.63%, 11/21/25 (d)	400	425
6.50%, 11/28/27 (d)	50	50
6.13%, 09/28/28 (d)	200	193
7.14%, 02/23/30 (d)	90	88
Pakistan, Government of
8.25%, 04/15/24 (d)	40	43
6.00%, 04/08/26 (d)	220	220
Pakistan, The Islamic Republic of
6.88%, 12/05/27 (d)	25	25
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (d)	200	204
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (g) (h) (i) (j)	1,390	53
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (d)	150	163
6.13%, 06/15/33 (d)	200	210
Presidencia Da Republica Federativa Do Brasil
2.88%, 06/06/25	275	279
3.88%, 06/12/30	335	325
8.25%, 01/20/34	225	294
7.13%, 01/20/37	115	138
Presidencia De La Nacion
1.00%, 07/09/29	153	55
0.50%, 07/09/30 (f)	1,489	520
1.13%, 07/09/35 (f)	402	127
2.00%, 01/09/38 (f)	189	70
Presidencia de la República de Colombia
3.00%, 01/30/30 (e)	110	100
3.13%, 04/15/31	115	103
3.25%, 04/22/32	200	179
7.38%, 09/18/37	30	35
6.13%, 01/18/41	10	10
5.00%, 06/15/45	190	171
4.13%, 05/15/51	50	40
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (d)	155	121
6.38%, 01/18/27 (d)	15	9
7.65%, 06/15/35 (g)	20	11
7.63%, 02/01/41 (d)	20	11
7.12%, 01/20/50 (d)	40	22
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (d)	95	108
5.95%, 01/25/27 (d)	240	267
6.00%, 07/19/28 (d)	75	84
5.30%, 01/21/41 (d)	95	94
6.40%, 06/05/49 (d)	190	200
5.88%, 01/30/60 (d)	80	77
Saudi Arabia, Government of
4.00%, 04/17/25 (d)	75	81
2.90%, 10/22/25 (d)	585	612
3.63%, 03/04/28 (d)	65	71
3.25%, 10/22/30 (d)	385	413
2.25%, 02/02/33 (d)	200	194
4.50%, 10/26/46 (d)	80	94
4.63%, 10/04/47 (d)	110	132
3.75%, 01/21/55 (d)	55	58
4.50%, 04/22/60 (d)	300	370
South Africa, Parliament of
4.85%, 09/30/29	50	52
The Arab Republic of Egypt
6.13%, 01/31/22 (d)	175	176
3.88%, 02/16/26 (d)	200	187
7.50%, 01/31/27 (d) (e)	625	650
5.80%, 09/30/27 (d)	200	192
7.60%, 03/01/29 (d)	105	104
8.70%, 03/01/49 (d)	250	221
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (d)	90	45
7.55%, 03/28/30 (d)	35	18
The Government of Barbados
6.50%, 10/01/29 (d)	190	188
The Government of the Republic of Armenia
7.15%, 03/26/25 (d)	55	61
The Ministry of Finance of Georgia
2.75%, 04/22/26 (d)	200	198
The Republic of Indonesia, The Government of
4.10%, 04/24/28	145	162
3.85%, 10/15/30 (e)	1,500	1,686
8.50%, 10/12/35 (d)	165	263
6.63%, 02/17/37 (d)	30	42
7.75%, 01/17/38 (d)	160	243
5.25%, 01/17/42 (d)	45	56
6.75%, 01/15/44 (d)	70	104
5.13%, 01/15/45 (d)	85	106
5.95%, 01/08/46 (d)	220	304
4.35%, 01/11/48	90	103
4.20%, 10/15/50	1,515	1,731
The Republic of Korea, Government of
1.00%, 09/16/30	200	189
The Republic of Rwanda, Government of
5.50%, 08/09/31 (d)	130	131
The Republic of Uzbekistan
4.75%, 02/20/24 (d)	45	47
3.70%, 11/25/30 (d)	200	192
Turkey Government International Bond
5.13%, 02/17/28	110	98
Turkiye Cumhuriyeti Basbakanlik
3.25%, 03/23/23	625	605
7.25%, 12/23/23 (e)	105	106
5.75%, 03/22/24 - 05/11/47	195	167
6.35%, 08/10/24	200	196
4.25%, 03/13/25	150	138
6.38%, 10/14/25	30	29
4.75%, 01/26/26	200	183
4.25%, 04/14/26 (e)	95	85
4.88%, 10/09/26 - 04/16/43	355	300
6.13%, 10/24/28	75	69
6.00%, 01/14/41	35	29
Ukraine Government International Bond
1.26%, 05/31/40 (d) (k)	75	68
		31,719
Municipal 0.6%
California, State of
7.63%, 03/01/40	1,390	2,302
Illinois, State of
5.10%, 06/01/33	2,535	2,930
6.63%, 02/01/35	310	379
7.35%, 07/01/35	610	768
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,287
		7,666
Collateralized Mortgage Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	774	781

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	357	373
Series 2019-F-11, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 01/20/49 (k)	239	242
Series 2019-NF-23, REMIC, 0.55%, (1 Month USD LIBOR + 0.45%), 02/20/49 (k)	141	142
Series 2019-BF-65, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 05/20/49 (k)	191	194
Series 2019-FB-153, REMIC, 0.55%, (1 Month USD LIBOR + 0.45%), 12/20/49 (k)	599	605
Series 2020-GF-32, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 03/20/50 (k)	550	553
		2,890
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series K-AS-F111, REMIC, 0.29%, (SOFR 30-Day Average + 0.24%), 03/25/31 (k)	800	799
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
0.13%, 02/15/51 (l)	635	747
Total Government And Agency Obligations (cost $609,845)		619,373
CORPORATE BONDS AND NOTES 34.3%
Financials 12.7%
1MDB Global Investments Limited
4.40%, 03/09/23 (g)	1,000	1,004
Access Bank PLC
6.13%, 09/21/26 (d)	200	199
Acrisure, LLC
6.00%, 08/01/29 (d)	140	138
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	851
2.88%, 08/14/24	888	912
1.65%, 10/29/24	1,538	1,536
6.50%, 07/15/25	540	618
2.45%, 10/29/26	561	565
3.00%, 10/29/28	588	597
3.30%, 01/30/32	629	641
AIA Group Limited
3.38%, 04/07/30 (d)	1,055	1,140
3.20%, 09/16/40 (d)	538	552
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	2,425	2,564
Alfa Bond Issuance Public Limited Company
6.95%, (100, 04/30/23) (g) (m)	200	201
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (d)	25	25
6.75%, 10/15/27 (d)	680	705
5.88%, 11/01/29 (d)	115	117
Ally Financial Inc.
4.70%, (100, 05/15/26) (m)	700	733
3.05%, 06/05/23	1,441	1,477
1.45%, 10/02/23	349	350
5.13%, 09/30/24	304	333
5.80%, 05/01/25	741	836
5.75%, 11/20/25	1,150	1,297
8.00%, 11/01/31	549	777
American International Group, Inc.
2.50%, 06/30/25	2,200	2,270
3.90%, 04/01/26	2,000	2,170
4.20%, 04/01/28	775	866
3.40%, 06/30/30	2,200	2,379
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	51	52
Ares Capital Corporation
3.88%, 01/15/26	1,926	2,032
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	75	73
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	850	890
Banco do Brasil S.A
6.25%, (100, 04/15/24) (d) (m)	120	119
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (d) (m)	75	78
6.88%, (100, 07/06/22) (d) (m)	140	142
7.63%, (100, 01/10/28) (d) (m)	50	53
Bank of America Corporation
4.20%, 08/26/24	100	107
4.18%, 11/25/27	3,725	4,077
2.30%, 07/21/32	1,360	1,336
Barclays PLC
4.61%, 02/15/23 (n)	2,400	2,410
2.85%, 05/07/26 (n)	1,270	1,307
5.09%, 06/20/30 (n)	2,500	2,827
Bayer US Finance II LLC
3.88%, 12/15/23 (d)	1,900	1,986
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	65	67
5.35%, 11/12/29 (d)	40	42
5.13%, 01/18/33 (d)	50	51
Biz Finance PLC
9.63%, 04/27/22 (d)	25	25
BNP Paribas
3.38%, 01/09/25 (d) (n)	975	1,024
2.22%, 06/09/26 (d) (n)	1,123	1,134
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	50	49
Capital One Financial Corporation
2.60%, 05/11/23	1,171	1,196
3.65%, 05/11/27	2,113	2,281
CIT Group Inc.
3.93%, 06/19/24	185	192
Citigroup Inc.
4.60%, 03/09/26	309	341
3.40%, 05/01/26	2,425	2,601
4.30%, 11/20/26	200	221
4.41%, 03/31/31	1,522	1,739
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (d)	85	84
Coinbase Global, Inc.
3.38%, 10/01/28 (d)	235	220
3.63%, 10/01/31 (d)	235	217
Commonwealth Bank of Australia
3.61%, 09/12/34 (d) (n)	384	401
Corporacion Andina de Fomento
2.38%, 05/12/23	1,100	1,120
Credit Suisse Group AG
6.50%, 08/08/23 (d) (n)	400	431
4.21%, 06/12/24 (d)	1,000	1,041
2.59%, 09/11/25 (d) (n)	1,546	1,575
4.28%, 01/09/28 (d) (n)	2,059	2,233
3.87%, 01/12/29 (d) (n)	303	324
4.19%, 04/01/31 (d) (n)	1,376	1,516
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26 (n)	699	769
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	5,282
3.73%, 01/14/32 (n)	2,500	2,557
Discover Bank
4.68%, 08/09/28	2,000	2,091
Discover Financial Services
4.50%, 01/30/26	2,000	2,195
EG Global Finance PLC
6.75%, 02/07/25 (d)	141	142
8.50%, 10/30/25 (d)	234	244
Five Corners Funding Trust II
2.85%, 05/15/30 (d)	1,463	1,516
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	3,147
4.69%, 06/09/25	160	172
5.13%, 06/16/25	120	131
2.70%, 08/10/26	200	202
4.27%, 01/09/27	80	86
4.13%, 08/17/27	165	178
5.11%, 05/03/29	355	404

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
HSBC Holdings PLC
4.95%, 03/31/30 (n)	205	240
HUB International Limited
7.00%, 05/01/26 (d)	85	87
5.63%, 12/01/29 (d)	80	82
Icahn Enterprises L.P.
4.75%, 09/15/24	185	192
6.25%, 05/15/26	285	297
5.25%, 05/15/27	390	401
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (d)	3,028	3,351
4.20%, 06/01/32 (d)	200	202
Itau Unibanco Holding S.A.
6.13%, (100, 12/12/22) (d) (m)	155	156
Jane Street Group, LLC
4.50%, 11/15/29 (d)	50	51
JBS Finance Luxembourg S.a r.l.
2.50%, 01/15/27 (d)	1,190	1,183
3.63%, 01/15/32 (d)	110	111
JPMorgan Chase & Co.
3.96%, 01/29/27	2,050	2,219
3.51%, 01/23/29	1,850	1,988
4.49%, 03/24/31	2,100	2,431
2.96%, 05/13/31	677	701
JSC Bank of Georgia
6.00%, 07/26/23 (d)	200	211
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (d)	90	92
Lamar Funding Limited
3.96%, 05/07/25 (d)	80	80
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,369
MDGH - GMTN B.V
2.88%, 11/07/29 (d)	200	209
Moody's Corporation
3.75%, 03/24/25	728	778
Morgan Stanley
3.88%, 04/29/24	1,150	1,220
4.00%, 07/23/25	150	163
5.00%, 11/24/25	3,000	3,350
3.63%, 01/20/27	150	163
4.43%, 01/23/30	1,000	1,138
3.62%, 04/01/31	1,444	1,574
MSCI Inc.
3.25%, 08/15/33 (d)	75	76
NatWest Group PLC
3.07%, 05/22/28 (n)	712	739
NatWest Markets PLC
2.38%, 05/21/23 (d)	1,333	1,359
5.13%, 05/28/24	1,500	1,617
NBK Tier 1 Financing Limited
3.63%, (100, 02/24/27) (d) (m)	200	198
4.50%, (100, 08/27/25) (d) (m)	100	102
Nielsen Finance LLC
5.63%, 10/01/28 (d)	185	191
5.88%, 10/01/30 (d)	180	190
Nostrum Oil & Gas Finance B.V.
0.00%, 07/25/22 (d) (h) (i)	570	152
Onemain Finance Corporation
3.50%, 01/15/27	180	178
3.88%, 09/15/28	90	88
Ooredoo International Finance Limited
3.25%, 02/21/23 (d)	85	87
5.00%, 10/19/25 (d)	50	56
Petrobras Global Finance B.V.
8.75%, 05/23/26	165	201
Petrobras International Finance Co
6.88%, 01/20/40	125	137
Pine Street Trust I
4.57%, 02/15/29 (d)	1,000	1,129
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	1,321
PTT Treasury Center Company Limited
3.70%, 07/16/70 (d)	50	50
Regions Bank
6.45%, 06/26/37	500	699
SABIC Capital II B.V.
4.00%, 10/10/23 (d)	200	210
Sasol Financing USA LLC
5.88%, 03/27/24	130	136
SB Capital S.A.
5.13%, 10/29/22 (d)	50	51
Societe Generale
1.04%, 06/18/25 (d) (n)	2,800	2,752
1.49%, 12/14/26 (d)	1,483	1,446
Springleaf Finance Corporation
7.13%, 03/15/26	300	343
State Street Corporation
2.83%, 03/30/23	98	98
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (d)	1,275	1,354
Synchrony Financial
4.38%, 03/19/24	1,480	1,564
5.15%, 03/19/29	2,759	3,173
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	3,099
TCS Finance Designated Activity Company
6.00%, (100, 12/20/26) (d) (m)	200	193
9.25%, (100, 09/15/22) (g) (m)	200	206
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	640	822
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	5,000	5,554
3.80%, 03/15/30	2,570	2,827
2.38%, 07/21/32	1,355	1,334
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (n)	2,035	2,053
3.88%, 09/12/23	1,479	1,542
4.52%, 06/25/24 (n)	1,975	2,062
4.27%, 03/22/25 (n)	1,225	1,297
Tiaa Asset Management, LLC
4.00%, 11/01/28 (d)	425	472
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (d)	25	26
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (g) (h) (i)	300	203
UBS Group AG
1.49%, 08/10/27 (d) (n)	836	815
UniCredit S.p.A.
6.57%, 01/14/22 (d)	2,000	2,003
Unum Group
4.00%, 06/15/29	1,500	1,655
5.75%, 08/15/42	1,500	1,832
Usiminas International S.A R.L.
5.88%, 07/18/26 (d)	125	129
USIS Merger Sub, Inc.
6.88%, 05/01/25 (d)	480	485
Wells Fargo & Company
2.41%, 10/30/25	650	666
4.48%, 04/04/31	2,110	2,447
5.01%, 04/04/51	3,036	4,149
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	601
Ziggo B.V.
4.88%, 01/15/30 (d)	100	102
		162,893
Energy 5.2%
Apache Corporation
4.63%, 11/15/25	185	199
5.10%, 09/01/40	85	96
7.38%, 08/15/47	30	38
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (d)	200	162
Canacol Energy Ltd.
5.75%, 11/24/28 (d)	200	199
Cenovus Energy Inc.
4.25%, 04/15/27	1,045	1,141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (d)	215	247
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	100	105
3.25%, 01/31/32 (d)	95	96
Citgo Petroleum Corporation
7.00%, 06/15/25 (d)	35	36
6.38%, 06/15/26 (d)	295	299
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	40	40
CNX Resources Corporation
6.00%, 01/15/29 (d)	45	47
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (d)	50	52
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	115	125
5.88%, 01/15/30 (d)	60	61
Continental Resources, Inc.
4.50%, 04/15/23	876	904
5.75%, 01/15/31 (d)	280	330
Covey Park Energy LLC
7.50%, 05/15/25 (d)	102	105
Crestwood Midstream Partners LP
5.63%, 05/01/27 (d)	348	355
6.00%, 02/01/29 (d)	100	104
CrownRock, L.P.
5.00%, 05/01/29 (d)	35	36
CVR Energy, Inc.
5.25%, 02/15/25 (d)	200	196
5.75%, 02/15/28 (d) (e)	285	277
DCP Midstream Operating, LP
5.38%, 07/15/25	400	437
5.63%, 07/15/27	230	261
Delek Group Ltd.
7.49%, 12/30/23	170	175
Delek Logistics Partners, LP
7.13%, 06/01/28 (d)	65	68
Devon Energy Corporation
5.25%, 10/15/27	62	65
DT Midstream, Inc.
4.13%, 06/15/29 (d)	100	103
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (d)	45	48
5.75%, 01/30/28 (d)	160	171
Energean Israel Finance Ltd
4.88%, 03/30/26 (g)	130	129
Energean PLC
6.50%, 04/30/27 (d)	200	199
Energy Transfer LP
4.20%, 09/15/23	1,775	1,855
5.50%, 06/01/27	1,400	1,600
5.25%, 04/15/29	1,125	1,293
3.75%, 05/15/30	327	348
5.30%, 04/15/47	700	809
6.00%, 06/15/48	490	614
5.00%, 05/15/50	731	842
Enfragen Energia Sur SA.
5.38%, 12/30/30 (d)	200	185
Enlink Midstream, LLC
5.63%, 01/15/28 (d)	195	204
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (d)	200	199
EQM Midstream Partners, LP
4.75%, 07/15/23	1,095	1,140
6.50%, 07/01/27 (d)	115	129
4.50%, 01/15/29 (d)	100	104
EQT Corporation
3.90%, 10/01/27	165	177
5.00%, 01/15/29	65	72
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (d)	200	196
Genesis Energy, L.P.
8.00%, 01/15/27	145	149
Geopark Limited
6.50%, 09/21/24 (d)	105	108
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	192	189
Halliburton Company
3.80%, 11/15/25	14	15
Hess Corporation
4.30%, 04/01/27	820	894
7.13%, 03/15/33	151	202
5.60%, 02/15/41	830	1,029
5.80%, 04/01/47	601	773
Hess Infrastructure Partners LP
5.63%, 02/15/26 (d)	345	357
4.25%, 02/15/30 (d)	60	60
Holly Energy Partners, L.P.
5.00%, 02/01/28 (d)	230	231
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24 (d)	60	61
Investment Energy Resources Limited
6.25%, 04/26/29 (d)	200	215
ITT Holdings LLC
6.50%, 08/01/29 (d)	110	109
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (d)	35	43
Kosmos Energy Ltd.
7.13%, 04/04/26 (d)	345	334
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	90	91
Leviathan Bond Ltd
5.75%, 06/30/23 (g)	80	82
6.13%, 06/30/25 (g)	105	111
LUKOIL International Finance B.V.
4.75%, 11/02/26 (d)	45	48
Lukoil Securities B.V.
3.88%, 05/06/30 (d)	25	26
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	140	140
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	25	26
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (d)	85	87
MEG Energy Corp.
7.13%, 02/01/27 (d)	497	529
Mesquite Energy, Inc.
15.00%, 07/15/23 (g) (n) (o) (p)	51	159
15.00%, 07/15/23 (g) (n) (o) (p)	29	101
MPLX LP
4.80%, 02/15/29	500	571
4.50%, 04/15/38	675	756
4.70%, 04/15/48	325	378
Murphy Oil Corporation
5.88%, 12/01/27	220	227
New Fortress Energy Inc.
6.75%, 09/15/25 (d)	345	350
NGL Energy Operating LLC
7.50%, 02/01/26 (d)	220	227
Occidental Petroleum Corporation
5.55%, 03/15/26	295	327
3.20%, 08/15/26	90	92
3.50%, 08/15/29	458	470
8.88%, 07/15/30	125	169
7.50%, 05/01/31	380	500
7.88%, 09/15/31	35	47
6.45%, 09/15/36	1,450	1,849
4.30%, 08/15/39	101	100
6.20%, 03/15/40	60	74
6.60%, 03/15/46	1,375	1,785
4.40%, 04/15/46 - 08/15/49	346	353
4.10%, 02/15/47	240	235
4.20%, 03/15/48	115	115
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	130	129
PBF Holding Company LLC
9.25%, 05/15/25 (d)	585	556
6.00%, 02/15/28	170	109
PDC Energy, Inc.
5.75%, 05/15/26	50	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
PDV America, Inc.
9.25%, 08/01/24 (d) (e)	90	90
Pemex Project Funding Master Trust
8.63%, 02/01/22 (f)	110	111
6.63%, 06/15/35	410	394
Petrobras Global Finance B.V.
6.75%, 06/03/50	90	94
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (g) (h) (i) (j)	8,990	278
Petróleos Mexicanos
4.88%, 01/24/22	145	145
3.85%, (3 Month USD LIBOR + 3.65%), 03/11/22 (k)	90	90
5.38%, 03/13/22	85	86
3.50%, 01/30/23	415	419
4.88%, 01/18/24 (e)	250	259
6.88%, 10/16/25 (d)	60	66
6.49%, 01/23/27	395	424
6.50%, 03/13/27 - 06/02/41	90	89
6.84%, 01/23/30	775	805
5.95%, 01/28/31	1,830	1,782
6.70%, 02/16/32 (d)	130	131
6.38%, 01/23/45	60	52
6.75%, 09/21/47	8,670	7,696
6.35%, 02/12/48	4,400	3,786
7.69%, 01/23/50	796	768
6.95%, 01/28/60	30	27
PETRONAS Capital Limited
3.50%, 04/21/30 (d)	50	54
Phillips 66
3.70%, 04/06/23	67	69
3.85%, 04/09/25	87	93
Pioneer Natural Resources Company
0.25%, 05/15/25 (n)	203	362
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	830
4.50%, 12/15/26	1,450	1,591
3.55%, 12/15/29	188	196
PT Adaro Indonesia
4.25%, 10/31/24 (d)	165	169
Qatar Petroleum
1.38%, 09/12/26 (d)	200	196
2.25%, 07/12/31 (d)	200	198
3.30%, 07/12/51 (d)	200	207
Range Resources Corporation
4.88%, 05/15/25	155	160
SA Global Sukuk Limited
1.60%, 06/17/26 (d)	50	49
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,414
Sanchez Energy Corporation
0.00%, 02/15/23 (d) (h) (i)	269	9
Saudi Arabian Oil Company
1.63%, 11/24/25 (d)	350	348
3.50%, 04/16/29 (d)	465	497
4.25%, 04/16/39 (d)	230	260
4.38%, 04/16/49 (d)	40	46
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (d)	50	51
SM Energy Company
5.63%, 06/01/25	25	25
6.75%, 09/15/26	110	113
6.63%, 01/15/27	215	223
Southwestern Energy Company
4.75%, 02/01/32	95	100
Suek Securities Designated Activity Company
3.38%, 09/15/26 (d)	200	199
Sunnova Energy Corporation
5.88%, 09/01/26 (d)	65	66
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	526
5.40%, 10/01/47	200	236
Sunoco LP
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	100
4.50%, 05/15/29	235	239
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (d)	195	195
Targa Resource Corporation
6.50%, 07/15/27	400	429
5.50%, 03/01/30	50	55
4.88%, 02/01/31	260	282
4.00%, 01/15/32 (d)	185	194
Teine Energy Ltd.
6.88%, 04/15/29 (d)	100	102
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (d)	140	140
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (d)	190	205
7.50%, 10/25/27 (d)	110	119
8.38%, 11/07/28 (d)	40	45
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,395
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	166
3.95%, 05/15/50	509	571
Transocean Inc
11.50%, 01/30/27 (d)	185	182
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	395	383
Tullow Oil PLC
7.00%, 03/01/25 (d)	40	33
10.25%, 05/15/26 (d)	240	242
Valero Energy Corporation
2.85%, 04/15/25	136	141
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	210	220
4.13%, 08/15/31 (d)	110	117
Viper Energy Partners LP
5.38%, 11/01/27 (d)	200	207
Western Midstream Operating, LP
3.95%, 06/01/25	1,274	1,330
5.30%, 02/01/30 (f) (q)	280	308
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,357
YPF Sociedad Anonima
8.75%, 04/04/24 (d)	275	237
8.50%, 03/23/25 (d)	214	182
		67,373
Communication Services 3.3%
Acuris Finance
5.00%, 05/01/28 (d)	100	100
Altice Financing S.A.
5.00%, 01/15/28 (d)	200	194
5.75%, 08/15/29 (d)	220	218
Altice France Holding S.A.
8.13%, 02/01/27 (d)	1,180	1,258
5.13%, 01/15/29 (d)	270	263
Altice France S.A.
6.00%, 02/15/28 (d)	425	406
AT&T Inc.
4.35%, 03/01/29	450	507
4.30%, 02/15/30	415	468
2.55%, 12/01/33	238	233
4.90%, 08/15/37	400	482
5.45%, 03/01/47	500	656
B2W Digital Lux S.a r.l.
4.38%, 12/20/30 (d)	200	180
Baidu, Inc.
1.72%, 04/09/26	240	237
Bharti Airtel International (Netherlands) BV
5.35%, 05/20/24 (d)	75	81
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	1,275	1,326
Cable Onda, S.A.
4.50%, 01/30/30 (d)	200	206
Cablevision Lightpath LLC
3.88%, 09/15/27 (d)	45	44

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
5.63%, 09/15/28 (d)	35	35
CCO Holdings, LLC
5.13%, 05/01/27 (d)	85	88
5.00%, 02/01/28 (d)	645	669
4.75%, 03/01/30 (d)	180	188
4.50%, 08/15/30 (d)	110	113
4.50%, 05/01/32	225	232
4.50%, 06/01/33 (d) (q)	190	194
CenturyLink, Inc.
5.63%, 04/01/25	405	428
5.13%, 12/15/26 (d)	300	312
6.88%, 01/15/28	10	11
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,294
4.91%, 07/23/25	1,700	1,872
5.38%, 05/01/47	1,000	1,195
Colombia Telecomunicaciones, S.A. ESP
4.95%, 07/17/30 (d)	45	45
Comcast Corporation
4.25%, 10/15/30	1,075	1,239
Consolidated Communications, Inc.
5.00%, 10/01/28 (d) (e)	55	56
CSC Holdings, LLC
5.75%, 01/15/30 (d)	585	585
4.13%, 12/01/30 (d)	190	186
4.50%, 11/15/31 (d)	150	148
Diamond Sports Group, LLC
5.38%, 08/15/26 (d)	460	229
Digicel Group Limited
6.75%, 03/01/23 (d)	50	48
DISH DBS Corporation
7.75%, 07/01/26	500	528
Dish Network Corporation
2.38%, 03/15/24 (n)	205	196
3.38%, 08/15/26 (n)	297	279
Fox Corporation
4.03%, 01/25/24	650	687
4.71%, 01/25/29	550	629
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	12
6.00%, 01/15/30 (d)	115	115
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	85	90
5.00%, 05/01/28 (d)	140	144
6.75%, 05/01/29 (d)	100	104
Gray Television, Inc.
4.75%, 10/15/30 (d)	90	90
GTH Finance B.V.
7.25%, 04/26/23 (d)	95	100
IHS Holding Limited
5.63%, 11/29/26 (d)	200	202
LCPR Senior Secured Financing Designated Activity Company
5.13%, 07/15/29 (d)	400	405
Level 3 Financing, Inc.
4.63%, 09/15/27 (d)	190	194
3.63%, 01/15/29 (d)	35	33
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (d)	200	206
Live Nation Entertainment, Inc.
2.00%, 02/15/25 (n)	53	70
Lumen Technologies Inc.
5.38%, 06/15/29 (d)	135	136
Match Group Holdings II, LLC
4.13%, 08/01/30 (d)	45	46
3.63%, 10/01/31 (d)	140	136
Millicom International Cellular SA
4.50%, 04/27/31 (d)	200	202
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (d)	60	63
6.50%, 10/13/26 (d)	70	78
Netflix, Inc.
6.38%, 05/15/29	35	44
5.38%, 11/15/29 (d)	30	36
Network I2I Limited
3.98%, (100, 03/03/26) (d) (m)	50	50
5.65%, (100, 01/15/25) (d) (m)	55	58
Northwest Fiber, LLC
4.75%, 04/30/27 (d)	65	64
6.00%, 02/15/28 (d)	35	34
10.75%, 06/01/28 (d)	280	309
Ooredoo International Finance Limited
2.63%, 04/08/31 (d)	200	201
Radiate HoldCo, LLC
4.50%, 09/15/26 (d)	240	243
6.50%, 09/15/28 (d)	290	291
Roblox Corporation
3.88%, 05/01/30 (d)	230	233
Sable International Finance Limited
5.75%, 09/07/27 (d)	120	122
Sirius XM Radio Inc.
5.00%, 08/01/27 (d)	400	416
4.13%, 07/01/30 (d)	55	55
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	526
5.50%, 09/01/41	2,000	2,417
Sprint Corporation
6.88%, 11/15/28	665	841
8.75%, 03/15/32	655	983
Telecom Italia S.p.A.
5.30%, 05/30/24 (d)	130	137
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	55	57
Tencent Holdings Limited
1.81%, 01/26/26 (d)	50	50
3.98%, 04/11/29 (d)	40	44
2.39%, 06/03/30 (d)	65	64
2.88%, 04/22/31 (d) (e)	200	204
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	121	131
The Walt Disney Company
3.80%, 03/22/30	1,450	1,627
4.70%, 03/23/50	1,045	1,377
T-Mobile USA, Inc.
2.63%, 04/15/26	195	196
3.75%, 04/15/27	870	942
4.75%, 02/01/28	65	68
3.38%, 04/15/29	100	102
3.88%, 04/15/30	335	367
4.38%, 04/15/40	40	46
4.50%, 04/15/50	40	47
Univision Communications Inc.
9.50%, 05/01/25 (d)	35	38
6.63%, 06/01/27 (d)	115	124
4.50%, 05/01/29 (d)	120	122
VEON Holdings B.V.
3.38%, 11/25/27 (d)	200	195
Verizon Communications Inc.
3.00%, 03/22/27	184	194
2.10%, 03/22/28	914	917
2.55%, 03/21/31	846	855
4.86%, 08/21/46	580	747
5.01%, 04/15/49	138	185
2.99%, 10/30/56	2,128	2,018
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	215	215
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (d)	220	221
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (d)	225	227
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	147	150
4.38%, 04/15/29 (d)	120	119
VTR Finance B.V.
6.38%, 07/15/28 (d)	70	73
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	95	94
6.13%, 03/01/28 (d)	90	89

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Ziggo Bond Company B.V.
5.13%, 02/28/30 (d)	545	549
		42,285
Consumer Staples 2.4%
Adecoagro S.A.
6.00%, 09/21/27 (d)	135	139
Altria Group, Inc.
4.40%, 02/14/26	13	14
3.88%, 09/16/46	4,000	3,865
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,178
4.90%, 02/01/46	1,025	1,298
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,449
4.75%, 01/23/29	1,750	2,035
3.50%, 06/01/30	500	548
4.35%, 06/01/40	500	588
4.60%, 04/15/48 - 06/01/60	1,150	1,419
4.50%, 06/01/50	500	617
5.80%, 01/23/59	1,000	1,450
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (d)	58	57
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,643
C&S Group Enterprises LLC
5.00%, 12/15/28 (d)	245	231
Camposol SA
6.00%, 02/03/27 (d)	50	52
Central Garden & Pet Company
4.13%, 04/30/31 (d)	250	251
Cosan Overseas Limited
8.25%, (100, 05/05/22) (g) (m)	390	397
DP World Crescent Limited
3.75%, 01/30/30 (d)	175	185
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d)	200	202
JBS Investments II GmbH
5.75%, 01/15/28 (d)	125	131
JBS USA Finance, Inc.
6.75%, 02/15/28 (d)	130	140
JBS USA Food Company
6.50%, 04/15/29 (d)	615	677
5.50%, 01/15/30 (d)	940	1,022
3.00%, 05/15/32 (d)	1,080	1,075
Kraft Heinz Foods Company
5.00%, 07/15/35	148	181
4.38%, 06/01/46	25	29
4.88%, 10/01/49	95	120
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (d)	55	55
Natura Cosmeticos S.A.
4.13%, 05/03/28 (d)	200	196
NBM US Holdings Inc
6.63%, 08/06/29 (d)	190	208
Performance Food Group, Inc.
6.88%, 05/01/25 (d) (e)	210	221
5.50%, 10/15/27 (d)	180	188
4.25%, 08/01/29 (d)	50	50
Pilgrim's Pride Corporation
4.25%, 04/15/31 (d)	195	205
Post Holdings, Inc.
5.63%, 01/15/28 (d)	70	74
5.50%, 12/15/29 (d)	246	259
4.63%, 04/15/30 (d)	95	96
Reynolds American Inc.
4.45%, 06/12/25	325	351
5.85%, 08/15/45	1,000	1,215
Safeway Inc.
4.63%, 01/15/27 (d)	40	42
3.50%, 03/15/29 (d)	140	140
4.88%, 02/15/30 (d)	330	357
Sysco Corporation
5.95%, 04/01/30 (q)	332	415
6.60%, 04/01/50 (q)	500	781
The Bidvest Group (UK) PLC
3.63%, 09/23/26 (d)	200	199
The Central America Bottling Corporation
5.75%, 01/31/27 (d)	70	72
The Coca-Cola Company
3.38%, 03/25/27	893	968
Treehouse Foods, Inc.
4.00%, 09/01/28	145	139
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	45	43
Turning Point Brands, Inc.
5.63%, 02/15/26 (d)	100	100
U.S. Foods Inc.
4.75%, 02/15/29 (d)	130	132
4.63%, 06/01/30 (d)	45	46
United Natural Foods, Inc.
6.75%, 10/15/28 (d)	95	102
		30,647
Real Estate 2.3%
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,303
4.55%, 10/01/29	189	210
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,175
CBRE Services, Inc.
2.50%, 04/01/31	819	824
Corporate Office Properties Trust
2.25%, 03/15/26	257	260
2.75%, 04/15/31	187	186
CTR Partnership, L.P.
3.88%, 06/30/28 (d)	110	113
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (d)	245	239
Hat Holdings I LLC
3.38%, 06/15/26 (d)	120	122
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	215
3.10%, 02/15/30	193	200
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,836
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	143
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,061
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	200	214
4.63%, 06/15/25 (d)	55	59
4.50%, 09/01/26	365	391
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	960
4.50%, 04/01/27 (e)	5,000	5,483
3.63%, 10/01/29	852	884
3.38%, 02/01/31	526	531
3.25%, 04/15/33	808	791
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	203
Realogy Group LLC
5.75%, 01/15/29 (d)	100	103
Realty Income Corporation
3.40%, 01/15/28	238	257
2.20%, 06/15/28	133	134
3.25%, 01/15/31	156	168
2.85%, 12/15/32	164	171
Retail Properties of America, Inc.
4.75%, 09/15/30	58	64
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,318
Service Properties Trust
4.95%, 02/15/27 - 10/01/29	180	173
5.50%, 12/15/27	80	82
4.38%, 02/15/30	170	157
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Store Capital Corporation
2.75%, 11/18/30	329	328
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	231
2.70%, 07/15/31	617	616
Tanger Properties Limited Partnership
2.75%, 09/01/31	630	604
The GEO Group, Inc.
5.88%, 10/15/24	40	35
6.00%, 04/15/26	185	149
The Howard Hughes Corporation
4.13%, 02/01/29 (d)	195	197
Uniti Group Inc.
7.88%, 02/15/25 (d)	725	756
4.75%, 04/15/28 (d)	85	84
6.00%, 01/15/30 (d)	260	250
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	1,143
4.75%, 11/15/30	1,439	1,682
VICI Properties Inc.
3.50%, 02/15/25 (d)	5	5
4.25%, 12/01/26 (d)	120	125
4.63%, 12/01/29 (d)	150	160
Vornado Realty L.P.
2.15%, 06/01/26	271	271
		29,876
Industrials 1.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (d)	425	440
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (d)	200	204
5.13%, 08/11/61 (d)	200	210
Air Lease Corporation
3.38%, 07/01/25	961	1,004
3.75%, 06/01/26	3,475	3,704
Allied Universal Holdco LLC
4.63%, 06/01/28 (d)	87	87
American Airlines, Inc.
5.50%, 04/20/26 (d)	45	47
APX Group, Inc.
6.75%, 02/15/27 (d)	210	222
Arcosa, Inc.
4.38%, 04/15/29 (d)	60	61
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (d)	35	35
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (d)	110	112
Artera Services, LLC
9.03%, 12/04/25 (d)	120	126
ASGN Incorporated
4.63%, 05/15/28 (d)	65	67
Bombardier Inc.
7.50%, 12/01/24 - 03/15/25 (d)	115	118
7.13%, 06/15/26 (d)	130	135
7.88%, 04/15/27 (d)	290	301
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (d)	625	624
BWXT Government Group, Inc.
4.13%, 06/30/28 (d)	175	178
4.13%, 04/15/29 (d)	245	249
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (d)	145	148
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (d)	90	81
CoreCivic, Inc.
4.63%, 05/01/23	300	305
DAE Funding LLC
1.55%, 08/01/24 (d)	200	197
DP World UAE Region FZE
5.63%, 09/25/48 (d)	35	43
Dycom Industries, Inc.
4.50%, 04/15/29 (d)	150	153
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	160	166
Foundation Building Materials, Inc.
6.00%, 03/01/29 (d)	60	59
FTI Consulting, Inc.
2.00%, 08/15/23 (n)	37	57
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (d)	150	154
Graphic Packaging International, LLC
3.75%, 02/01/30 (d)	45	45
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 (d)	60	62
Howmet Aerospace Inc.
5.95%, 02/01/37	10	12
HTA Group Limited
7.00%, 12/18/25 (d)	105	109
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (d)	35	36
Kazakhstan Temir Zholy Finance B.V.
6.95%, 07/10/42 (d)	25	33
Madison IAQ LLC
4.13%, 06/30/28 (d)	70	70
5.88%, 06/30/29 (d)	105	105
Moog Inc.
4.25%, 12/15/27 (d)	95	96
Mueller Water Products, Inc.
4.00%, 06/15/29 (d)	110	111
Navios South American Logistics Inc.
10.75%, 07/01/25 (d)	315	330
OI European Group B.V.
4.75%, 02/15/30 (d)	95	96
Park Aerospace Holdings Limited
5.50%, 02/15/24 (d)	4,000	4,294
Pike Corporation
5.50%, 09/01/28 (d)	330	331
Pitney Bowes Inc.
6.88%, 03/15/27 (d)	50	52
7.25%, 03/15/29 (d)	100	104
RailWorks Holdings, LP
8.25%, 11/15/28 (d)	140	144
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (d)	25	26
Seaspan Corporation
5.50%, 08/01/29 (d)	140	141
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	155	158
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	25	26
Stericycle, Inc.
3.88%, 01/15/29 (d)	170	168
The Boeing Company
5.04%, 05/01/27 (q)	555	626
5.15%, 05/01/30 (q)	555	647
5.71%, 05/01/40 (q)	560	716
5.81%, 05/01/50 (q)	600	813
5.93%, 05/01/60 (q)	560	777
TransDigm Inc.
8.00%, 12/15/25 (d)	10	11
6.38%, 06/15/26	365	375
7.50%, 03/15/27	60	63
5.50%, 11/15/27	830	855
4.88%, 05/01/29	200	201
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	68
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	536	560
8.50%, 08/15/27 (d)	110	116
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	100	102
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	100	104
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (d)	475	499
Vertiv Group Corporation
4.13%, 11/15/28 (d)	230	233

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Victors Merger Corporation
6.38%, 05/15/29 (d)	150	141
XPO Logistics, Inc.
6.25%, 05/01/25 (d)	275	288
		23,031
Consumer Discretionary 1.6%
Adtalem Global Education Inc.
5.50%, 03/01/28 (d)	295	288
Affinity Gaming
6.88%, 12/15/27 (d)	35	37
Alibaba Group Holding Limited
2.13%, 02/09/31	65	63
Aramark Services, Inc.
6.38%, 05/01/25 (d)	130	136
5.00%, 02/01/28 (d)	365	378
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (d)	60	61
5.00%, 02/15/32 (d)	65	67
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	55	55
At Home Group, Inc.
4.88%, 07/15/28 (d)	50	49
AutoNation, Inc.
4.75%, 06/01/30 (q)	117	134
AutoZone, Inc.
3.63%, 04/15/25	164	175
4.00%, 04/15/30	762	850
Azul Investments LLP
5.88%, 10/26/24 (d)	170	158
7.25%, 06/15/26 (d) (e)	200	184
Booking Holdings Inc.
0.75%, 05/01/25 (n)	62	91
Boyd Gaming Corporation
4.75%, 12/01/27	185	190
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d)	110	111
Callaway Golf Company
2.75%, 05/01/26 (n)	51	88
Carnival Corporation
10.50%, 02/01/26 (d)	320	365
7.63%, 03/01/26 (d)	125	131
4.00%, 08/01/28 (d)	135	134
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (d) (e)	90	81
Carvana Co.
5.88%, 10/01/28 (d)	85	85
Century Communities, Inc.
3.88%, 08/15/29 (d) (q)	110	111
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (h) (i) (o)	99	—
Crocs, Inc.
4.13%, 08/15/31 (d)	95	92
Dana Corporation
4.50%, 02/15/32	95	96
Discovery Communications, LLC
3.63%, 05/15/30	539	576
4.65%, 05/15/50	1,453	1,702
Eldorado Resorts, Inc.
6.25%, 07/01/25 (d)	335	352
8.13%, 07/01/27 (d)	305	338
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	140	146
Foot Locker, Inc.
4.00%, 10/01/29 (d) (e)	50	50
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (d)	440	452
GENM Capital Labuan Limited
3.88%, 04/19/31 (d)	200	196
Golden Entertainment, Inc.
7.63%, 04/15/26 (d)	300	314
Hasbro, Inc.
3.00%, 11/19/24 (q)	610	636
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (d)	100	103
JD.com, Inc.
3.38%, 01/14/30	145	151
Kontoor Brands, Inc.
4.13%, 11/15/29 (d)	30	30
L Brands, Inc.
7.50%, 06/15/29	115	131
6.63%, 10/01/30 (d)	320	363
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	145	144
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (d)	40	41
Levi Strauss & Co.
3.50%, 03/01/31 (d)	100	102
Life Time, Inc.
5.75%, 01/15/26 (d)	100	104
Lowe`s Companies, Inc.
4.50%, 04/15/30	549	637
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	100	100
7.88%, 05/01/29 (d)	180	177
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (d)	27	28
4.50%, 06/15/29 (d)	90	91
Mattel, Inc.
5.88%, 12/15/27 (d)	50	54
5.45%, 11/01/41	15	18
McDonald's Corporation
3.50%, 07/01/27	243	264
MCE Finance Limited
5.75%, 07/21/28 (d)	110	108
5.38%, 12/04/29 (d)	95	92
Meituan
2.13%, 10/28/25 (d)	200	193
3.05%, 10/28/30 (d)	200	186
Metalsa, S.A. de C.V.
3.75%, 05/04/31 (d)	150	145
NagaCorp Ltd.
7.95%, 07/06/24 (g)	200	195
NCL Corporation Ltd.
10.25%, 02/01/26 (d)	84	98
5.88%, 03/15/26 (d)	55	55
NCL Finance, Ltd.
6.13%, 03/15/28 (d)	40	40
New Golden Nugget Inc.
6.75%, 10/15/24 (d)	320	320
Newell Brands Inc.
5.88%, 04/01/36 (f) (q)	25	31
Party City Holdings Inc.
8.75%, 02/15/26 (d)	45	46
Patrick Industries, Inc.
4.75%, 05/01/29 (d)	100	100
Peninsula Pacific Entertainment, LLC
8.50%, 11/15/27 (d)	55	60
Prosus N.V.
3.68%, 01/21/30 (d)	45	46
Real Hero Merger
6.25%, 02/01/29 (d)	30	30
Rent-A-Center, Inc.
6.38%, 02/15/29 (d)	30	31
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (d)	60	62
4.38%, 01/15/28 (d)	170	174
4.00%, 10/15/30 (d)	300	296
Ritchie Bros. Holdings Inc.
4.75%, 12/15/31 (d)	40	42
Rivian Holdings LLC
6.16%, 10/08/26 (d) (k) (o)	505	495
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (d)	40	44
9.13%, 06/15/23 (d)	60	64
11.50%, 06/01/25 (d)	170	191
5.50%, 08/31/26 (d)	230	234
Sotheby's, Inc.
7.38%, 10/15/27 (d)	495	527

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
SRS Distribution Inc.
4.63%, 07/01/28 (d)	80	81
6.13%, 07/01/29 (d) (e)	45	46
6.00%, 12/01/29 (d)	65	65
Station Casinos LLC
4.50%, 02/15/28 (d)	430	434
Tempur Sealy International, Inc.
3.88%, 10/15/31 (d)	95	95
The Gap, Inc.
3.88%, 10/01/31 (d)	95	94
Thor Industries, Inc.
4.00%, 10/15/29 (d)	120	119
TopBuild Corp.
4.13%, 02/15/32 (d)	195	200
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,139
Tupy Overseas S.A.
4.50%, 02/16/31 (d)	200	192
Vail Resorts, Inc.
0.00%, 01/01/26 (c) (d) (n)	58	62
Victoria's Secret & Co.
4.63%, 07/15/29 (d)	65	66
Viking Cruises Limited
13.00%, 05/15/25 (d)	145	164
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (d)	898	905
3.13%, 05/12/23 (d)	782	804
Wolverine World Wide, Inc.
4.00%, 08/15/29 (d)	175	169
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	240	248
5.25%, 05/15/27 (d) (e)	160	163
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (d)	155	163
Yum! Brands, Inc.
4.63%, 01/31/32	195	207
		20,831
Information Technology 1.5%
Arches Buyer Inc.
4.25%, 06/01/28 (d)	60	60
6.13%, 12/01/28 (d)	20	20
Black Knight Infoserv, LLC
3.63%, 09/01/28 (d)	255	255
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d)	35	36
Boxer Parent Company Inc.
7.13%, 10/02/25 (d)	80	84
Broadcom Inc.
1.95%, 02/15/28 (d)	271	267
2.45%, 02/15/31 (d)	2,643	2,586
2.60%, 02/15/33 (d)	2,342	2,274
3.50%, 02/15/41 (d)	1,862	1,906
3.75%, 02/15/51 (d)	874	914
CA Magnum Holdings
5.38%, 10/31/26 (d)	200	207
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	65	66
4.88%, 07/01/29 (d)	60	61
Commscope, Inc.
7.13%, 07/01/28 (d)	150	148
4.75%, 09/01/29 (d)	145	144
Dell International L.L.C.
5.45%, 06/15/23 (q)	300	317
5.85%, 07/15/25 (q)	182	206
6.02%, 06/15/26 (q)	250	290
6.10%, 07/15/27 (q)	334	400
6.20%, 07/15/30 (q)	289	365
Elastic N.V.
4.13%, 07/15/29 (d)	50	49
Entegris, Inc.
3.63%, 05/01/29 (d)	250	253
Fair Isaac Corporation
4.00%, 06/15/28 (d)	110	113
Gartner, Inc.
3.75%, 10/01/30 (d)	95	97
II-VI Incorporated
5.00%, 12/15/29 (d)	60	61
KBR, Inc.
2.50%, 11/01/23 (n)	60	114
Lenovo Group Limited
3.42%, 11/02/30 (d)	200	203
MicroStrategy Incorporated
6.13%, 06/15/28 (d) (e)	65	65
On Semiconductor Corporation
1.63%, 10/15/23 (n)	24	79
3.88%, 09/01/28 (d)	110	113
Open Text Corporation
3.88%, 02/15/28 (d)	105	107
Oracle Corporation
1.65%, 03/25/26	954	946
2.80%, 04/01/27	991	1,022
2.30%, 03/25/28	1,508	1,497
2.88%, 03/25/31	1,920	1,929
3.60%, 04/01/40	990	993
Rackspace Technology, Inc.
3.50%, 02/15/28 (d)	295	282
5.38%, 12/01/28 (d) (e)	120	117
TTM Technologies, Inc.
4.00%, 03/01/29 (d)	115	114
Twilio Inc.
3.63%, 03/15/29	70	71
3.88%, 03/15/31	75	76
Viavi Solutions Inc.
3.75%, 10/01/29 (d) (q)	185	185
Virtusa Corporation
7.13%, 12/15/28 (d)	55	57
		19,149
Utilities 1.3%
Abu Dhabi National Energy Company - J S C
4.88%, 04/23/30 (d)	20	24
4.00%, 10/03/49 (d)	35	40
Adani Electricity Mumbai Limited
3.87%, 07/22/31 (d)	200	195
Berkshire Hathaway Energy Company
4.05%, 04/15/25	1,784	1,932
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	35	37
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,531
Duke Energy Corporation
2.45%, 06/01/30	427	425
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (d)	209	205
2.78%, 01/07/32 (d)	659	656
ESKOM Holdings
6.75%, 08/06/23 (d)	365	375
7.13%, 02/11/25 (d)	45	47
Exelon Corporation
4.05%, 04/15/30	250	278
4.70%, 04/15/50	111	141
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	197	197
InterGen N.V.
7.00%, 06/30/23 (d) (e)	1,020	1,014
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	130	126
NiSource Inc.
2.95%, 09/01/29	1,265	1,308
NRG Energy, Inc.
3.38%, 02/15/29 (d)	40	39
3.63%, 02/15/31 (d)	85	83
Pacific Gas And Electric Company
5.00%, 07/01/28 (e)	660	694
5.25%, 07/01/30	705	739
4.95%, 07/01/50	450	495
Pattern Energy Group Inc.
4.50%, 08/15/28 (d)	80	83

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Promigas SA ESP
3.75%, 10/16/29 (d)	75	74
Puget Energy, Inc.
4.10%, 06/15/30	516	559
Termocandelaria Power Ltd.
7.88%, 01/30/29 (d)	120	120
The AES Corporation
3.30%, 07/15/25 (d)	1,317	1,372
3.95%, 07/15/30 (d)	1,148	1,217
The Southern Company
3.25%, 07/01/26	1,850	1,961
Vistra Operations Company LLC
5.63%, 02/15/27 (d)	140	145
5.00%, 07/31/27 (d)	430	446
		16,558
Health Care 1.3%
180 Medical, Inc.
3.88%, 10/15/29 (d)	200	203
AHP Health Partners, Inc.
5.75%, 07/15/29 (d)	105	104
Avantor Funding, Inc.
4.63%, 07/15/28 (d)	285	299
Bausch Health Companies Inc.
5.50%, 11/01/25 (d)	130	132
9.25%, 04/01/26 (d)	400	425
5.25%, 01/30/30 (d)	215	190
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (d)	95	97
Cano Health, LLC
6.25%, 10/01/28 (d)	25	25
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d)	250	247
3.50%, 04/01/30 (d)	85	85
Centene Corporation
4.25%, 12/15/27	540	565
2.45%, 07/15/28	1,240	1,226
4.63%, 12/15/29	840	905
3.38%, 02/15/30	495	505
2.63%, 08/01/31	520	512
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	20	21
3.75%, 03/15/29 (d)	70	71
Cigna Holding Company
4.90%, 12/15/48	1,000	1,295
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	125	131
5.63%, 03/15/27 (d)	145	153
6.00%, 01/15/29 (d)	145	155
6.88%, 04/15/29 (d)	120	123
6.13%, 04/01/30 (d)	170	168
4.75%, 02/15/31 (d)	100	101
CVS Health Corporation
3.00%, 08/15/26	92	97
3.63%, 04/01/27	259	281
4.78%, 03/25/38	550	670
DaVita Inc.
4.63%, 06/01/30 (d)	450	462
Elanco Animal Health
5.27%, 08/28/23 (f) (q)	550	585
Emergent BioSolutions Inc.
3.88%, 08/15/28 (d)	85	82
HCA Inc.
5.88%, 02/15/26	700	791
3.50%, 09/01/30	375	396
HealthEquity, Inc.
4.50%, 10/01/29 (d)	40	40
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	85	88
ModivCare Inc.
5.00%, 10/01/29 (d)	40	41
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (d)	215	220
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (d)	280	279
5.25%, 10/01/29 (d)	110	112
Organon Finance 1 LLC
4.13%, 04/30/28 (d)	60	62
5.13%, 04/30/31 (d)	125	131
Owens & Minor, Inc.
4.50%, 03/31/29 (d)	60	62
Radiology Partners, Inc.
9.25%, 02/01/28 (d)	225	236
RP Escrow Issuer LLC
5.25%, 12/15/25 (d)	85	86
Tenet Healthcare Corporation
4.88%, 01/01/26 (d)	100	103
6.25%, 02/01/27 (d)	70	72
5.13%, 11/01/27 (d)	500	521
4.63%, 06/15/28 (d)	70	72
6.13%, 10/01/28 (d)	285	301
4.25%, 06/01/29 (d)	200	204
4.38%, 01/15/30 (d)	105	106
Viatris, Inc.
1.13%, 06/22/22	456	457
1.65%, 06/22/25	147	147
2.70%, 06/22/30	745	748
3.85%, 06/22/40	325	347
4.00%, 06/22/50	560	599
		16,136
Materials 0.9%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (d)	100	103
Allegheny Technologies Incorporated
5.88%, 12/01/27 (e)	391	408
4.88%, 10/01/29 (e)	45	45
5.13%, 10/01/31 (e)	30	30
Antofagasta PLC
2.38%, 10/14/30 (d) (e)	200	191
Ball Corporation
3.13%, 09/15/31	140	139
Big River Steel LLC
6.63%, 01/31/29 (d)	220	238
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (d)	25	26
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (d)	100	103
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (m)	200	207
3.88%, 07/11/31 (d)	200	200
CF Industries, Inc.
5.15%, 03/15/34	240	291
4.95%, 06/01/43	5	6
5.38%, 03/15/44	525	663
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (d)	826	917
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (d)	100	103
4.88%, 03/01/31 (d) (e)	100	104
Consolidated Energy Holdings, LLC
6.50%, 05/15/26 (d)	155	158
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (d)	25	25
3.15%, 01/14/30 (d)	60	61
3.70%, 01/30/50 (d)	140	143
Diamond (BC) B.V.
4.63%, 10/01/29 (d)	45	45
Endeavour Mining PLC
5.00%, 10/14/26 (d)	200	198
First Quantum Minerals Ltd
7.25%, 04/01/23 (d)	266	269
7.50%, 04/01/25 (d)	50	51
6.88%, 03/01/26 - 10/15/27 (d)	300	315
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (d)	480	498
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (d)	5	5
Fresnillo PLC
4.25%, 10/02/50 (d)	200	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
GCM Mining Corp.
6.88%, 08/09/26 (d)	140	139
Glatfelter Corporation
4.75%, 11/15/29 (d)	75	78
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (d)	100	107
GrafTech Finance Inc.
4.63%, 12/15/28 (d)	115	117
Infrabuild Australia Pty Ltd
12.00%, 10/01/24 (d)	145	149
Intertape Polymer Group Inc.
4.38%, 06/15/29 (d)	60	60
Joint Stock Company Alrosa (Public Joint Stock Company)
3.10%, 06/25/27 (d)	50	50
JSW Steel Limited
3.95%, 04/05/27 (d) (e)	200	198
Kaiser Aluminum Corporation
4.63%, 03/01/28 (d)	270	273
LSB Industries, Inc.
6.25%, 10/15/28 (d)	55	57
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	25	27
Mercer International Inc.
5.13%, 02/01/29	100	102
Methanex Corporation
5.13%, 10/15/27	285	300
5.25%, 12/15/29	135	142
5.65%, 12/01/44	95	95
Metinvest B.V.
7.75%, 04/23/23 (d)	175	178
Nexa Resources S.A.
6.50%, 01/18/28 (d)	120	132
Novelis Corporation
3.88%, 08/15/31 (d)	90	90
Nufarm Australia Limited
5.75%, 04/30/26 (d)	300	306
OCP S.A.
4.50%, 10/22/25 (d)	25	26
3.75%, 06/23/31 (d)	335	326
Office Cherifien Des Phosphates
6.88%, 04/25/44 (d)	20	23
Olin Corporation
5.00%, 02/01/30	270	284
Olympus Water US Holding Corporation
4.25%, 10/01/28 (d)	200	197
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (d)	155	155
Polyus Finance PLC
3.25%, 10/14/28 (d)	200	195
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (d)	100	114
S.P.C.M. SA
3.13%, 03/15/27 (d)	95	94
Sasol Financing USA LLC
4.38%, 09/18/26	200	201
Sibur Securities Designated Activity Company
2.95%, 07/08/25 (d)	50	50
Stillwater Mining Company
4.00%, 11/16/26 (d)	200	196
The Chemours Company
5.38%, 05/15/27 (e)	290	312
5.75%, 11/15/28 (d)	515	539
The Scotts Miracle-Gro Company
4.38%, 02/01/32 (d)	100	100
TMS International Corp.
6.25%, 04/15/29 (d)	70	70
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (d)	100	102
Valvoline, Inc.
4.25%, 02/15/30 (d)	215	219
Vedanta Resources Limited
6.38%, 07/30/22 (d)	185	183
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (d)	40	39
W. R. Grace Holdings LLC
5.63%, 08/15/29 (d)	90	92
		11,869
Total Corporate Bonds And Notes (cost $419,835)		440,648
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.6%
Aaset 2021-1 Trust
Series 2021-A-1A, 2.95%, 11/16/41	914	905
Aaset 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28	1,612	1,603
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26 (f)	797	779
Series 2019-B-2, 4.46%, 10/16/26 (f)	220	180
Series 2020-A-1A, 3.35%, 01/15/27 (f)	339	321
Series 2020-B-1A, 4.34%, 01/15/27 (f)	245	164
Aimco CLO 11 Ltd
Series 2020-AR-11A, 1.25%, (3 Month USD LIBOR + 1.13%), 10/17/34 (k)	582	581
Aimco CLO 12 Ltd
Series 2020-A-12A, 1.33%, (3 Month USD LIBOR + 1.21%), 01/20/32 (k)	1,300	1,299
Aimco CLO 14 Ltd
Series 2021-A-14A, 1.12%, (3 Month USD LIBOR + 0.99%), 04/20/34 (k)	1,573	1,558
AIMCO CLO Series 2018-B
Series 2018-AR-BA, 1.22%, (3 Month USD LIBOR + 1.10%), 01/15/32 (k)	250	250
Allegany Park CLO, Ltd.
Series 2019-A-1A, 1.46%, (3 Month USD LIBOR + 1.33%), 01/20/33 (k)	421	421
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 1.27%, (3 Month USD LIBOR + 1.14%), 07/20/34 (k)	716	715
AMMC CLO XI Limited
Series 2012-A1R2-11A, 1.14%, (3 Month USD LIBOR + 1.01%), 04/30/31 (d) (k)	1,000	999
Ares LIV CLO Ltd
Series 2019-A-54A, 1.44%, (3 Month USD LIBOR + 1.32%), 10/15/32 (k)	778	778
Ares LIX CLO Ltd
Series 2021-A-59A, 1.15%, (3 Month USD LIBOR + 1.03%), 04/25/34 (k)	521	518
Ares LV CLO Ltd
Series 2020-A1R-55A, 1.25%, (3 Month USD LIBOR + 1.13%), 07/17/34 (k)	908	907
Ares LVIII CLO Ltd
Series 2020-A-58A, 1.34%, (3 Month USD LIBOR + 1.22%), 01/25/33 (k)	1,297	1,297
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 1.19%, (3 Month USD LIBOR + 1.07%), 04/17/34 (k)	1,097	1,093
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 1.37%, (3 Month USD LIBOR + 1.25%), 04/18/33 (k)	303	303
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	542
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,331
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	101
Series 2019-CNM-BPR, REMIC, 3.72%, 11/07/24 (k)	100	100
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	99
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (k)	3,200	107
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 1.27%, (3 Month USD LIBOR + 1.15%), 10/15/36 (k)	589	589
Barings CLO Ltd. 2020-IV
Series 2020-A-4A, 1.35%, (3 Month USD LIBOR + 1.22%), 01/20/32 (k)	1,300	1,300
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 1.14%, (3 Month USD LIBOR + 1.02%), 04/25/34 (k)	1,146	1,139

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Beechwood Park CLO Ltd
Series 2019-A1-1A, 1.45%, (3 Month USD LIBOR + 1.33%), 01/18/33 (k)	754	754
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (k)	106	119
Interest Only, Series 2019-XA-B12, REMIC, 1.06%, 08/16/52 (k)	7,249	413
Interest Only, Series 2019-XA-B14, REMIC, 0.78%, 12/15/62 (k)	4,960	219
Bethpage Park CLO Ltd
Series 2021-A-1A, 1.27%, (3 Month USD LIBOR + 1.13%), 10/15/36 (k)	888	887
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.15%, (1 Month USD LIBOR + 2.05%), 11/15/22 (k)	592	592
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	1,291	1,271
Bristol Park CLO LTD
Series 2016-AR-1A, 1.11%, (3 Month USD LIBOR + 0.99%), 04/16/29 (k)	911	909
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 0.78%, (1 Month USD LIBOR + 0.69%), 11/15/38 (k)	1,203	1,201
Series 2021-B-PAC, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 11/15/38 (k)	180	180
Series 2021-C-PAC, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 11/15/38 (k)	241	241
Series 2021-D-PAC, REMIC, 1.39%, (1 Month USD LIBOR + 1.30%), 11/15/38 (k)	234	234
Series 2021-E-PAC, REMIC, 2.04%, (1 Month USD LIBOR + 1.95%), 11/15/38 (k)	813	810
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.19%, (1 Month USD LIBOR + 1.08%), 10/15/36 (k)	376	375
Series 2019-C-XL, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 10/15/36 (k)	473	472
Series 2019-D-XL, REMIC, 1.56%, (1 Month USD LIBOR + 1.45%), 10/15/36 (k)	670	669
Series 2019-E-XL, REMIC, 1.91%, (1 Month USD LIBOR + 1.80%), 10/15/36 (k)	3,066	3,060
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-A-BXLP, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 12/15/36 (k)	1,181	1,180
Series 2020-B-BXLP, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 12/15/36 (k)	388	388
Series 2020-C-BXLP, REMIC, 1.23%, (1 Month USD LIBOR + 1.12%), 12/15/36 (k)	308	307
Series 2020-D-BXLP, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 12/15/36 (k)	478	476
Series 2020-E-BXLP, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 12/15/36 (k)	363	362
BX Commercial Mortgage Trust 2020-FOX
Series 2020-A-FOX, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 11/15/25 (k)	731	730
BX Trust
Series 2018-A-EXCL, REMIC, 1.20%, (1 Month USD LIBOR + 1.09%), 09/15/37 (k)	2,173	2,163
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (f)	304	307
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 1.18%, (3 Month USD LIBOR + 1.05%), 04/20/34 (k)	951	945
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 1.23%, (3 Month USD LIBOR + 1.10%), 10/20/32 (k)	710	710
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 1.29%, (3 Month USD LIBOR + 1.13%), 10/25/34 (k)	542	541
Cent CLO
Series 2021-A1-31A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/20/34 (k)	1,270	1,271
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,489	1,462
CFMT 2021-HB6 LLC
Series 2021-A-HB6, 0.90%, 03/25/24 (k)	712	711
CHC Commercial Mortgage Trust
Series 2019-A-CHC, REMIC, 1.22%, (1 Month USD LIBOR + 1.12%), 06/15/34 (k)	1,439	1,438
Series 2019-B-CHC, REMIC, 1.60%, (1 Month USD LIBOR + 1.50%), 06/15/34 (k)	236	235
Series 2019-C-CHC, REMIC, 1.85%, (1 Month USD LIBOR + 1.75%), 06/15/34 (k)	267	265
CIM Retail Portfolio Trust 2021-RETL
Series 2021-A-RETL, REMIC, 1.51%, (1 Month USD LIBOR + 1.40%), 08/15/23 (k)	776	774
Series 2021-B-RETL, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 08/15/23 (k)	239	237
Series 2021-C-RETL, REMIC, 2.41%, (1 Month USD LIBOR + 2.30%), 08/15/23 (k)	178	177
Series 2021-D-RETL, REMIC, 3.16%, (1 Month USD LIBOR + 3.05%), 08/15/23 (k)	220	218
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.06%, 08/11/56 (k)	3,484	217
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 1.29%, (3 Month USD LIBOR + 1.17%), 10/20/34 (k)	882	882
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 1.44%, (3 Month USD LIBOR + 1.31%), 01/20/34 (k)	1,720	1,723
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	190
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, REMIC, 2.59%, 12/15/26	126	127
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.54%, (1 Month USD LIBOR + 1.43%), 05/15/36 (k)	125	125
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.34%, (1 Month USD LIBOR + 1.23%), 05/15/36 (k)	521	520
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	303	305
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 1.27%, (3 Month USD LIBOR + 1.15%), 10/15/35 (k)	798	798
Dryden 76 CLO Ltd
Series 2019-A1R-76A, 1.28%, (3 Month USD LIBOR + 1.15%), 10/20/34 (k)	586	586
Dryden 78 CLO Ltd
Series 2020-A-78A, 1.30%, (3 Month USD LIBOR + 1.18%), 04/18/33 (k)	600	600
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 1.34%, (3 Month USD LIBOR + 1.22%), 01/18/32 (k)	917	917
Dryden Senior Loan Fund
Series 2021-A1A-90A, 1.28%, (3 Month USD LIBOR + 1.13%), 02/20/35 (k)	457	457
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 1.37%, (3 Month USD LIBOR + 1.25%), 01/17/34 (k)	270	270
Eaton Vance CLO 2019-1 Ltd
Series 2019-AR-1A, 1.22%, (3 Month USD LIBOR + 1.10%), 04/15/31 (k)	396	396
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 1.26%, (3 Month USD LIBOR + 1.15%), 01/16/35 (k)	1,020	1,019
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 0.79%, (1 Month USD LIBOR + 0.70%), 11/15/38 (k)	1,641	1,631
Enterprise Fleet Financing, LLC
Series 2021-A2-1, REMIC, 0.44%, 06/20/24	751	747
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 1.17%, (1 Month USD LIBOR + 1.08%), 07/17/23 (k)	567	567
Series 2021-B-ESH, REMIC, 1.49%, (1 Month USD LIBOR + 1.38%), 07/17/23 (k)	323	323
Series 2021-C-ESH, REMIC, 1.81%, (1 Month USD LIBOR + 1.70%), 07/17/23 (k)	238	238
Series 2021-D-ESH, REMIC, 2.34%, (1 Month USD LIBOR + 2.25%), 07/17/23 (k)	479	478
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 1.23%, (3 Month USD LIBOR + 1.08%), 11/16/34 (k)	1,000	1,000
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 1.26%, (3 Month USD LIBOR + 1.11%), 07/19/34 (k)	651	649
Flatiron CLO Ltd
Series 2020-A-1A, 1.46%, (3 Month USD LIBOR + 1.30%), 11/21/33 (k)	1,200	1,201
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 1.04%, (1 Month USD LIBOR + 0.95%), 10/15/36 (k)	710	709
Series 2021-B-IP, REMIC, 1.24%, (1 Month USD LIBOR + 1.15%), 10/15/36 (k)	110	110
Series 2021-C-IP, REMIC, 1.64%, (1 Month USD LIBOR + 1.55%), 10/15/36 (k)	100	100
Invesco CLO Ltd
Series 2021-A-3A, 1.25%, (3 Month USD LIBOR + 1.13%), 10/23/34 (k)	621	620
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	352
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 0.81%, (1 Month USD LIBOR + 0.70%), 03/15/23 (k)	1,073	1,065
Series 2021-B-BMR, REMIC, 0.99%, (1 Month USD LIBOR + 0.88%), 03/15/23 (k)	259	256
Series 2021-C-BMR, REMIC, 1.21%, (1 Month USD LIBOR + 1.10%), 03/15/23 (k)	163	161
Series 2021-D-BMR, REMIC, 1.51%, (1 Month USD LIBOR + 1.40%), 03/15/23 (k)	227	224
Series 2021-E-BMR, REMIC, 1.86%, (1 Month USD LIBOR + 1.75%), 03/15/23 (k)	198	196
Lucali Limited
Series 2020-A-1A, 1.34%, (3 Month USD LIBOR + 1.21%), 01/18/33 (k)	640	640
Madison Park Funding LII Ltd
Series 2021-A-52A, 1.28%, 01/22/35 (k)	994	992
Madison Park Funding Ltd
Series 2021-A-50A, 1.26%, (3 Month USD LIBOR + 1.14%), 04/19/34 (k)	1,340	1,340
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 1.05%, (3 Month USD LIBOR + 0.92%), 01/24/28 (k)	637	637
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 1.24%, (3 Month USD LIBOR + 1.12%), 07/17/34 (k)	653	653
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 1.33%, (3 Month USD LIBOR + 1.20%), 01/22/31 (k)	290	290
Madison Park Funding XXXIII, Ltd.
Series 2019-A-33A, 1.45%, (3 Month USD LIBOR + 1.33%), 10/15/32 (k)	426	426
Magnetite CLO Ltd
Series 2021-A-30A, 1.28%, (3 Month USD LIBOR + 1.13%), 10/25/34 (k)	1,072	1,071
Magnetite XXI, Limited
Series 2019-AR-21A, 1.15%, (3 Month USD LIBOR + 1.02%), 04/20/34 (k)	920	914
Magnetite XXIII Ltd
Series 2019-AR-23A, 1.28%, 01/25/35 (k)	731	730
Magnetite XXIV, Limited
Series 2019-A-24A, 1.45%, (3 Month USD LIBOR + 1.33%), 01/18/33 (k)	1,305	1,305
Magnetite XXIX, Limited
Series 2021-A-29A, 1.11%, (3 Month USD LIBOR + 0.99%), 01/17/34 (k)	1,150	1,150
Magnetite XXVII Ltd
Series 2020-AR-27A, 1.27%, (3 Month USD LIBOR + 1.14%), 10/20/34 (k)	250	250
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	13	13
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 0.81%, (1 Month USD LIBOR + 0.70%), 07/15/38 (k)	603	603
Milos CLO Ltd
Series 2017-AR-1A, 1.20%, (3 Month USD LIBOR + 1.07%), 10/21/30 (k)	915	915
Morgan Stanley Capital I Trust
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,191
Series 2019-B-MEAD, REMIC, 3.18%, 11/13/24 (k)	168	169
Series 2019-C-MEAD, REMIC, 3.18%, 11/13/24 (k)	161	160
Series 2019-A-NUGS, REMIC, 2.45%, (1 Month USD LIBOR + 0.95%), 12/15/36 (k)	900	900
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 1.35%, (1 Month USD LIBOR + 1.25%), 12/25/28 (k)	7,187	7,342
Navient Student Loan Trust
Series 2016-A-7A, 1.25%, (1 Month USD LIBOR + 1.15%), 12/25/28 (k)	3,198	3,271
Peace Park CLO Ltd
Series 2021-A-1A, 1.25%, (3 Month USD LIBOR + 1.13%), 10/20/34 (k)	353	353
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,436	1,467
Series 2019-A2-1A, 3.86%, 12/05/49 (d)	648	665
Prima Capital CRE Securitization
Series 2021-A-9A, 1.54%, 12/15/37 (k)	372	371
Series 2021-B-9A, 1.89%, 12/15/37 (k)	313	313
Rockland Park Limited
Series 2021-A-1A, 1.25%, (3 Month USD LIBOR + 1.12%), 04/20/34 (k)	1,241	1,240
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	701	693
Series 2020-B-1A, 4.34%, 03/15/27	234	206
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	919
Series 2020-2C-1, 1.88%, 01/15/26	365	368
Series 2020-2C-2, 2.33%, 01/15/28	279	284
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (f)	726	704
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 0.83%, 11/15/23 (k)	1,105	1,100
Series 2021-B-MFP, REMIC, 1.18%, 11/15/23 (k)	633	629
Series 2021-C-MFP, REMIC, 1.43%, 11/15/23 (k)	393	391
Series 2021-D-MFP, REMIC, 1.68%, 11/15/23 (k)	258	257
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 1.10%, (3 Month USD LIBOR + 0.98%), 04/19/34 (k)	1,153	1,148
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 1.21%, (3 Month USD LIBOR + 1.08%), 04/20/33 (k)	1,010	1,008
Taconic Park CLO Ltd
Series 2016-A1R-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 01/22/29 (k)	606	606
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (f)	1,061	1,050
Upstart Securitization Trust 2021-1
Series 2021-A-1, 0.87%, 03/20/31	77	77
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,051	1,040
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	70
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 1.27%, (3 Month USD LIBOR + 1.15%), 07/17/34 (k)	604	603
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 1.28%, (3 Month USD LIBOR + 1.16%), 07/19/34 (k)	598	598
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 1.27%, (3 Month USD LIBOR + 1.15%), 10/20/34 (k)	1,189	1,188
Wells Fargo Commercial Mortgage Trust
Series 2021-A-FCMT, REMIC, 1.31%, (1 Month USD LIBOR + 1.20%), 05/15/26 (k)	688	687

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	601
Total Non-U.S. Government Agency Asset-Backed Securities (cost $110,604)		110,639
SENIOR FLOATING RATE INSTRUMENTS 5.9%
Consumer Discretionary 1.4%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 11/14/26 (k)	245	241
Academy, Ltd.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 11/05/27 (k)	123	123
ACProducts, Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 05/17/28 (k)	149	147
Adient US LLC
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 04/30/28 (k)	95	94
Adtalem Global Education Inc.
2021 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.50%), 02/11/28 (k)	180	180
Advantage Sales & Marketing, Inc.
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/28/27 (k)	228	228
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/17/28 (k)	76	76
Aimbridge Acquisition Co., Inc.
2020 Incremental Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 02/01/26 (k) (o)	74	74
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 07/30/28 (k)	168	168
Anastasia Parent, LLC
2018 Term Loan B, 3.88%, (3 Month USD LIBOR + 3.75%), 08/03/25 (k)	243	217
AP Core Holdings II, LLC
Amortization Term Loan B1, 6.25%, (1 Month USD LIBOR + 5.50%), 07/21/27 (k)	54	54
High-Yield Term Loan B2, 6.25%, (1 Month USD LIBOR + 5.50%), 07/21/27 (k)	55	55
Apro, LLC
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/14/26 (k)	158	158
Aramark Services, Inc.
2019 Term Loan B4, 1.85%, (3 Month USD LIBOR + 1.75%), 12/04/26 (k)	117	115
Aristocrat Leisure Limited
2018 1st Lien Term Loan, 1.88%, (3 Month USD LIBOR + 1.75%), 10/19/24 (k)	76	76
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (k)	34	35
At Home Group Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 12/31/24 (k)	70	70
Authentic Brands
2021 Delayed Draw Term Loan B2, 0.00%, (SOFR + 3.50%), 12/08/28 (k) (r)	325	323
2021 2nd Lien Term Loan, 6.50%, (SOFR + 6.00%), 12/10/29 (k) (o)	60	60
Bombardier Recreational Products, Inc.
2020 Term Loan, 2.09%, (1 Month USD LIBOR + 2.00%), 05/24/27 (k)	55	54
Boyd Gaming Corporation
Term Loan B3, 2.35%, (1 Month USD LIBOR + 2.25%), 09/15/23 (k)	87	87
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (k)	652	648
2020 Term Loan B1, 3.59%, (1 Month USD LIBOR + 3.50%), 06/19/25 (k)	933	933
Canada Goose Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 10/07/27 (k)	64	64
Canister International Group Inc.
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 12/21/26 (k)	123	123
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (k)	133	132
2021 Incremental Term Loan B, 4.00%, (6 Month USD LIBOR + 3.25%), 10/08/28 (k)	165	163
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 02/07/26 (k)	172	172
City Football Group Limited
Term Loan, 4.00%, (6 Month USD LIBOR + 3.50%), 07/08/28 (k)	385	382
Clarios Global LP
2021 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 04/30/26 (k)	127	127
Conservice Midco, LLC
2020 Term Loan B, 4.38%, (3 Month USD LIBOR + 4.25%), 05/07/27 (k)	64	64
CWGS Group, LLC
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.50%), 05/25/28 (k)	194	192
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (k)	430	429
Driven Holdings, LLC
Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 11/17/28 (k)	35	35
ECL Entertainment, LLC
Term Loan, 8.25%, (1 Month USD LIBOR + 7.50%), 03/31/28 (k)	80	81
Empire Today, LLC
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 04/01/28 (k)	80	79
Employbridge LLC
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 07/16/28 (k)	145	143
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.00%), 03/08/24 (k)	486	461
2017 2nd Lien Term Loan, 8.00%, (3 Month USD LIBOR + 7.00%), 09/08/24 (k)	30	27
ERM Emerald US Inc.
USD Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.75%), 06/24/26 (k) (r)	50	50
Excel Fitness Holdings, Inc.
2019 Term Loan, 6.25%, (3 Month USD LIBOR + 5.25%), 10/07/25 (k)	95	94
Flynn Restaurant Group LP
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 11/22/28 (k)	45	44
Four Seasons Hotels Limited
New 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 2.00%), 11/30/23 (k) (r)	160	159
Franchise Group Intermediate Holdco, LLC
2021 Term Loan, 4.95%, (3 Month USD LIBOR + 4.75%), 11/22/23 (k) (o)	155	154
2021 First Out Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (k)	139	138
Global Education Management Systems Establishment
Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 07/30/26 (k)	215	216
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 06/10/24 (k)	539	537
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (k)	586	583
2020 Initial Term Loan, 13.00%, (1 Month USD LIBOR + 12.00%), 10/04/23 (k) (o)	35	37
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.75%), 02/26/28 (k)	1,940	1,941

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 3.00%, (3 Month USD LIBOR + 2.50%), 03/16/27 (k)	95	94
Hayward Industries, Inc.
2021 Term Loan, 3.00%, (1 Month USD LIBOR + 2.50%), 05/14/28 (k)	109	109
Herschend Entertainment Company, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 08/18/28 (k)	55	55
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 05/20/28 (k)	304	304
Hunter Fan Company
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 04/08/28 (k)	80	80
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (k)	110	110
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (k)	70	69
JP Intermediate B, LLC
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 11/20/25 (k)	160	148
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (k)	68	66
KNS Acquisition Corp.
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (k)	70	68
KUEHG Corp.
2018 Incremental Term Loan, 4.75%, (3 Month USD LIBOR + 3.75%), 02/21/25 (k)	238	233
Lakeshore Intermediate LLC
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 09/20/28 (k)	55	55
LaserShip, Inc.
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 04/30/28 (k)	100	100
LBM Acquisition LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 12/08/27 (k)	134	133
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 03/13/25 (k)	75	73
Les Schwab Tire Centers
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/26/27 (k)	154	153
LIDS Holdings, Inc.
Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 12/03/26 (k) (o)	160	157
MajorDrive Holdings IV LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 05/12/28 (k)	95	95
Mattress Firm Inc
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 09/21/28 (k)	100	99
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	189	187
Midas Intermediate Holdco II, LLC
2020 Term Loan B, 7.50%, (3 Month USD LIBOR + 7.75%), 12/16/25 (k)	91	87
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	210	221
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 9.00%, (3 Month USD LIBOR + 8.25%), 06/02/26 (k)	70	72
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 6.34%, (3 Month USD LIBOR + 6.50%), 03/01/26 (k)	39	39
Pacific Bells, LLC
Delayed Draw Term Loan, 0.00%, 10/12/28 (r)	3	3
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 10/12/28 (k)	59	59
PCI Gaming Authority
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 05/15/26 (k)	73	73
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 08/15/25 (k)	61	61
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (k)	89	89
Pure Fishing, Inc.
Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 12/14/25 (k)	123	119
Recorded Books Inc.
2021 Term Loan, 4.10%, (1 Month USD LIBOR + 4.00%), 08/29/25 (k)	60	60
Red Planet Borrower, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/23/28 (k)	125	124
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 02/04/28 (k)	54	54
Restoration Hardware, Inc.
Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 10/15/28 (k)	130	129
Rodan & Fields, LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 06/07/25 (k) (r)	24	13
2018 Term Loan B, 4.11%, (1 Month USD LIBOR + 4.00%), 06/07/25 (k)	55	30
Rough Country, LLC
2021 Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/28/28 (k)	55	55
Samsonite International S.A.
2020 Incremental Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.00%), 04/25/25 (k)	89	88
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (k)	149	149
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 08/12/28 (k)	85	84
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (k)	185	195
SMG US Midco 2, Inc.
2020 Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 01/23/25 (k)	14	14
2020 Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 01/23/25 (k)	35	34
Sotheby's
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 01/15/27 (k)	114	114
Specialty Building Products Holdings, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 10/05/28 (k) (r)	70	70
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (k)	473	474
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/20/28 (k)	344	343
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 2.38%, (3 Month USD LIBOR + 2.25%), 06/29/25 (k)	256	255
Station Casinos LLC
2020 Term Loan B, 2.50%, (1 Month USD LIBOR + 2.25%), 01/30/27 (k)	310	307
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 0.00%, 06/24/28 (r)	7	7
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 06/24/28 (k)	54	54
Thor Industries, Inc.
2021 USD Term Loan, 3.13%, (3 Month USD LIBOR + 3.00%), 02/01/26 (k)	130	130
TKC Holdings, Inc.
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 05/03/28 (k)	94	94

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Tory Burch LLC
Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 04/14/28 (k)	115	114
Truck Hero, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 01/20/28 (k)	124	123
Twin River Worldwide Holdings, Inc.
2021 Term Loan B, 3.75%, (6 Month USD LIBOR + 3.25%), 08/05/28 (k)	255	255
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (k)	96	95
United PF Holdings, LLC
2019 1st Lien Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 12/30/26 (k)	127	122
2020 Incremental Term Loan, 9.50%, (3 Month USD LIBOR + 8.50%), 12/30/26 (k) (o)	30	30
Victoria's Secret & Co.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 06/30/28 (k)	75	75
Weber-Stephen Products LLC
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/20/27 (k)	102	102
Whatabrands LLC
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 07/21/28 (k)	285	284
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (k)	124	124
		18,255
Information Technology 0.9%
A&V Holdings Midco, LLC
2020 Term Loan B, 6.37%, (3 Month USD LIBOR + 5.38%), 03/10/27 (k)	91	90
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (k)	241	240
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (k)	80	80
AppLovin Corporation
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 08/18/25 (k)	346	345
Aptean, Inc.
2019 Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 04/23/26 (k)	123	123
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (k)	163	162
Array Technologies, Inc.
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 10/07/27 (k)	176	174
Ascend Learning, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 11/18/28 (k) (r)	380	379
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.75%), 11/18/29 (k)	10	10
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.13%, (1 Month USD LIBOR + 2.00%), 11/14/25 (k)	235	234
CCC Intelligent Solutions Inc.
Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 09/16/28 (k)	75	75
Ceridian HCM Holding Inc.
2018 Term Loan B, 2.58%, (3 Month USD LIBOR + 2.50%), 04/05/25 (k)	182	180
CommScope, Inc.
2019 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 02/07/26 (k)	489	482
ConnectWise, LLC
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 09/23/28 (k)	185	184
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	264	264
Cvent, Inc.
1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/30/24 (k)	33	33
DCert Buyer, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 07/31/26 (k)	340	339
2021 2nd Lien Term Loan, 7.09%, (1 Month USD LIBOR + 7.00%), 02/16/29 (k)	65	65
Dotdash Meredith Inc
Term Loan B, 4.50%, (SOFR + 4.00%), 11/23/28 (k)	175	175
Emerald TopCo Inc
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (k)	172	171
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (k)	138	138
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (k)	99	99
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 02/15/24 (k)	186	185
2021 Term Loan B4, 2.09%, (1 Month USD LIBOR + 2.00%), 08/10/27 (k)	123	122
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (k)	173	175
GT Polaris, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/24/27 (k)	129	129
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (k)	212	212
II-VI Inc.
2021 Bridge Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 12/08/28 (k) (r)	200	199
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (k)	74	75
Imprivata, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 11/24/27 (k)	124	124
Loyalty Ventures Inc
Term Loan B, 5.00%, (1 Month USD LIBOR + 4.50%), 10/08/27 (k)	30	30
MA FinanceCo., LLC
USD Term Loan B3, 2.84%, (1 Month USD LIBOR + 2.75%), 04/19/24 (k)	14	14
2020 USD Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/28/25 (k)	48	49
McAfee, LLC
2018 USD Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 09/29/24 (k)	241	241
MH Sub I, LLC
2017 1st Lien Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 08/09/24 (k)	163	162
2020 Incremental Term Loan, 4.75%, (1 Month USD LIBOR + 3.75%), 09/15/24 (k)	175	175
2021 2nd Lien Term Loan, 6.34%, (3 Month USD LIBOR + 6.25%), 02/12/29 (k)	20	20
MKS Instruments, Inc.
2021 USD Term Loan, 0.00%, (3 Month USD LIBOR + 2.25%), 10/22/28 (k) (r)	295	294
Motus, LLC
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/02/28 (k)	45	45
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 09/04/25 (k)	24	24
NEXUS Buyer LLC
2021 Second Lien Term Loan, 6.75%, (1 Month USD LIBOR + 6.25%), 10/29/29 (k)	60	60
Nielsen Consumer Inc.
2021 USD Term Loan B, 4.09%, (3 Month USD LIBOR + 3.75%), 02/05/28 (k)	89	89
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (k) (r)	9	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Paysafe Group Holdings II Limited
USD Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.75%), 06/10/28 (k) (r)	25	24
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	680	680
Press Ganey Holdings, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 07/25/26 (k)	69	69
Project Boost Purchaser, LLC
2019 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 05/22/26 (k)	55	55
Proofpoint, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/09/28 (k)	345	343
Rackspace Technology Global, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (k)	313	310
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (k)	195	194
Renaissance Holding Corp.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 05/21/25 (k) (r)	15	15
2018 1st Lien Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 05/21/25 (k)	114	113
Sabre GLBL Inc.
2021 Term Loan B1, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (k)	48	47
2021 Term Loan B2, 4.00%, (1 Month USD LIBOR + 3.50%), 12/17/27 (k)	76	75
Seattle Spinco, Inc.
USD Term Loan B3, 2.84%, (1 Month USD LIBOR + 2.75%), 04/19/24 (k)	308	305
Signal Parent, Inc
Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/24/28 (k)	159	154
Sophia, L.P.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 10/07/27 (k)	213	213
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 02/27/25 (k)	210	207
SS&C Technologies Inc.
2018 Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 02/27/25 (k)	259	255
2018 Term Loan B5, 1.84%, (1 Month USD LIBOR + 1.75%), 04/15/25 (k)	116	115
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (k)	148	148
Think & Learn Private Limited
Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 11/05/26 (k)	160	162
TTM Technologies, Inc.
2017 Term Loan, 2.60%, (3 Month USD LIBOR + 2.50%), 09/28/24 (k)	126	126
Ultimate Software Group Inc (The)
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 04/08/26 (k)	54	54
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (k)	913	908
2021 2nd Lien Term Loan, 5.75%, (1 Month USD LIBOR + 5.25%), 05/03/27 (k)	205	205
Virgin Pulse, Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 03/30/28 (k)	75	74
Vm Consolidated, Inc.
2021 Term Loan B, 3.38%, (3 Month USD LIBOR + 3.25%), 03/19/28 (k)	184	183
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (k)	182	181
WEX Inc.
2021 Term Loan, 2.34%, (1 Month USD LIBOR + 2.25%), 04/01/28 (k)	69	69
		11,759
Industrials 0.9%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	255	264
ADS Tactical, Inc.
2021 Term Loan B, 6.75%, (3 Month USD LIBOR + 5.75%), 03/04/28 (k)	146	145
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (k)	110	110
AIT Worldwide Logistics, Inc
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/01/28 (k)	110	110
Ali Group North America Corporation
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 10/13/28 (k) (r)	120	119
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (k)	196	196
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (k)	155	154
Amentum Government Services Holdings LLC
Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 01/24/27 (k)	147	146
2020 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/03/27 (k)	124	124
2020 2nd Lien Term Loan, 10.00%, (1 Month USD LIBOR + 8.75%), 01/31/28 (k) (o)	55	55
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (k)	119	119
Anticimex
2021 USD Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 11/16/28 (k) (r)	45	45
Anticimex International AB
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/21/28 (k) (r)	90	90
APi Group DE, Inc.
Term Loan B, 2.60%, (3 Month USD LIBOR + 2.50%), 09/25/26 (k)	119	119
2021 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 10/07/28 (k) (r)	35	35
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (k)	115	115
Artera Services, LLC
Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/06/25 (k)	95	91
AVSC Holding Corp.
2020 Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 12/05/25 (k)	174	160
Berry Global, Inc.
2021 Term Loan Z, 1.86%, (3 Month USD LIBOR + 1.75%), 07/01/26 (k)	185	184
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (k)	259	253
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (k)	68	66
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (k)	510	506
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (k)	436	435
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 10/31/26 (k)	132	131
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (k)	99	99
Clean Harbors Inc.
2021 Incremental Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 09/21/28 (k)	40	40
CNT Holdings I Corp
2020 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 10/16/27 (k)	149	149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Covanta Holding Corporation
2021 Term Loan C, 2.72%, (3 Month USD LIBOR + 2.50%), 11/16/28 (k)	8	8
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 11/16/28 (k)	112	112
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (k)	15	15
2021 2nd Lien Term Loan, 7.50%, (1 Month USD LIBOR + 6.75%), 03/18/29 (k)	75	75
Diversitech Holdings
2021 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/14/28 (k) (r)	58	58
2021 Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 12/14/28 (k) (r)	12	12
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	42	41
2020 Term Loan B1, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	78	76
EAB Global, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 12/31/24 (k)	40	40
Echo Global Logistics, Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/09/28 (k)	70	70
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 11/16/24 (k)	148	148
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (k)	234	231
First Advantage Holdings, LLC
2021 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 01/31/27 (k)	66	66
First Student Bidco Inc
Term Loan C, 4.00%, (3 Month USD LIBOR + 3.00%), 07/12/28 (k)	44	44
Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 07/13/28 (k)	121	120
Genesee & Wyoming Inc.
Term Loan, 2.13%, (3 Month USD LIBOR + 2.00%), 10/29/26 (k)	84	83
GIP II Blue Holding, L.P
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 09/22/28 (k)	155	154
GIP III Stetson I, L.P
2018 Term Loan B, 4.34%, (1 Month USD LIBOR + 4.25%), 12/06/24 (k)	313	301
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (k)	175	174
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 10/19/27 (k)	351	350
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (k)	284	283
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 02/05/27 (k)	113	112
Madison IAQ LLC
Term Loan, 3.75%, (6 Month USD LIBOR + 3.25%), 06/15/28 (k)	204	204
Madison Safety Flow
Term Loan, 0.00%, (SOFR + 3.75%), 12/14/28 (k) (r)	85	85
Term Loan, 0.00%, (SOFR + 6.75%), 12/14/29 (k) (o) (r)	40	40
MHI Holdings,LLC
Term Loan B, 5.09%, (1 Month USD LIBOR + 5.00%), 09/18/26 (k)	128	128
Pike Corporation
2021 Incremental Term Loan B, 3.10%, (1 Month USD LIBOR + 3.00%), 01/15/28 (k)	101	100
Polaris Newco LLC
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 06/03/28 (k)	359	359
Resideo Funding Inc.
2021 Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 02/09/28 (k)	64	64
2021 Term Loan, 2.75%, (1 Month USD LIBOR + 2.25%), 02/09/28 (k)	10	10
Reynolds Group Holdings Inc.
2020 Term Loan B2, 3.34%, (3 Month USD LIBOR + 3.25%), 02/03/26 (k)	142	141
2020 Term Loan B2, 3.34%, (1 Month USD LIBOR + 3.25%), 02/03/26 (k)	17	17
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 09/20/28 (k)	120	119
Standard Industries Inc.
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 08/05/28 (k)	77	77
TransDigm, Inc.
2020 Term Loan F, 2.34%, (1 Month USD LIBOR + 2.25%), 06/09/23 (k)	973	958
2020 Term Loan E, 2.34%, (1 Month USD LIBOR + 2.25%), 05/30/25 (k)	79	78
Uber Technologies, Inc.
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/16/27 (k)	520	520
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	387	388
USI, Inc.
2017 Repriced Term Loan, 3.13%, (3 Month USD LIBOR + 3.00%), 05/16/24 (k)	364	361
USIC Holdings, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 05/06/28 (k)	105	104
Vertical US Newco Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (k)	99	99
Vertiv Group Corporation
2021 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 03/02/27 (k)	238	237
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 5.00%, (6 Month USD LIBOR + 4.25%), 07/22/28 (k)	125	125
WP CPP Holdings, LLC
2018 Term Loan , 4.75%, (3 Month USD LIBOR + 3.75%), 04/30/25 (k)	122	117
Zekelman Industries, Inc.
2020 Term Loan, 2.10%, (1 Month USD LIBOR + 2.00%), 01/17/27 (k)	97	96
		11,060
Communication Services 0.8%
Allen Media, LLC
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (k) (r)	439	438
Altice France S.A.
USD Term Loan B12, 3.81%, (3 Month USD LIBOR + 3.69%), 01/31/26 (k)	975	965
Aristocrat Technologies, Inc.
2018 1st Lien Term Loan, 1.88%, (3 Month USD LIBOR + 1.75%), 10/19/24 (k)	49	48
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (k)	49	49
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (k)	81	81
CenturyLink, Inc.
2020 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/15/27 (k)	108	107
Charter Communications Operating, LLC
2019 Term Loan B2, 1.85%, (1 Month USD LIBOR + 1.75%), 02/01/27 (k)	626	620
Cincinnati Bell, Inc.
2021 Term Loan B2, 3.75%, (SOFR 90-Day Average + 3.25%), 11/17/28 (k)	80	80
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (k)	82	82

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (k)	61	61
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 2.34%, (3 Month USD LIBOR + 2.25%), 01/22/28 (k)	290	286
2021 Term Loan B6, 3.14%, (3 Month USD LIBOR + 3.00%), 09/23/29 (k)	55	55
CSC Holdings, LLC
2017 Term Loan B1, 2.36%, (3 Month USD LIBOR + 2.25%), 07/15/25 (k)	478	471
2018 Incremental Term Loan, 2.36%, (3 Month USD LIBOR + 2.25%), 01/31/26 (k)	39	39
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (k)	506	233
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (k)	239	240
E.W. Scripps Company (The)
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (k)	100	100
Frontier Communications Corp.
2021 DIP Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (k)	521	520
GTT Communications, Inc.
2018 USD Term Loan B, 0.00%, (PRIME + 3.75%), 04/06/25 (k) (r)	104	93
2018 USD Term Loan B, 4.88%, (PRIME + 3.75%), 04/27/25 (k)	220	196
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 10/13/22 (k) (r)	98	98
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (k)	490	489
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (k)	1,000	997
2017 Term Loan B4, 8.75%, (PRIME + 5.50%), 01/14/24 (k)	25	25
Iridium Satellite LLC
2021 Term Loan B2, 3.50%, (1 Month USD LIBOR + 2.50%), 11/04/26 (k)	89	89
LCPR Loan Financing LLC
2021 Term Loan B, 3.86%, (3 Month USD LIBOR + 3.75%), 09/25/28 (k)	80	80
Level 3 Financing Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/27 (k)	247	244
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.60%, (3 Month USD LIBOR + 2.50%), 06/13/26 (k)	265	264
Northwest Fiber, LLC
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.75%), 04/30/27 (k)	172	171
Playtika Holding Corp
2021 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 03/11/28 (k)	119	118
Radiate Holdco, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 09/25/26 (k)	400	398
Red Ventures, LLC
2020 Term Loan B2, 2.59%, (1 Month USD LIBOR + 2.50%), 11/08/24 (k)	210	209
2020 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 11/08/24 (k)	59	59
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	196	191
2017 2nd Lien Term Loan, 9.25%, (3 Month USD LIBOR + 8.25%), 06/30/25 (k)	150	142
Sinclair Television Group Inc.
Term Loan B2B, 2.60%, (1 Month USD LIBOR + 2.50%), 07/18/26 (k)	88	86
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 3.75%, (3 Month USD LIBOR + 3.00%), 08/14/26 (k)	177	177
SRAM, LLC
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 05/12/28 (k)	130	130
Terrier Media Buyer, Inc.
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 12/17/26 (k)	511	508
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (k)	151	151
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/06/28 (k) (r)	220	219
Virgin Media Bristol LLC
USD Term Loan N, 2.61%, (3 Month USD LIBOR + 2.50%), 10/03/27 (k)	125	124
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (k)	128	128
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (k)	499	492
		10,353
Financials 0.6%
Acrisure, LLC
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 01/30/27 (k)	374	369
2021 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 02/15/27 (k) (r)	75	75
2021 First Lien Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 02/15/27 (k)	—	—
AlixPartners, LLP
2021 USD Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 02/04/28 (k)	119	118
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 4.00%, (1 Month USD LIBOR + 3.50%), 11/06/27 (k)	425	424
Amerilife Holdings LLC
2020 Term Loan, 4.10%, (1 Month USD LIBOR + 4.00%), 02/06/27 (k)	117	117
AmWINS Group, Inc.
2021 Term Loan B, 3.00%, (1 Month USD LIBOR + 2.25%), 02/16/28 (k)	229	226
AssuredPartners, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 02/12/27 (k)	74	73
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/13/27 (k)	78	78
Asurion LLC
2020 Term Loan B8, 3.34%, (1 Month USD LIBOR + 3.25%), 12/31/23 (k)	1,328	1,318
2021 Term Loan B9, 3.34%, (1 Month USD LIBOR + 3.25%), 02/05/28 (k)	164	163
2021 2nd Lien Term Loan B3, 5.34%, (1 Month USD LIBOR + 5.25%), 02/05/28 (k)	270	271
2021 Second Lien Term Loan B4, 5.34%, (1 Month USD LIBOR + 5.25%), 01/15/29 (k)	145	144
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (k)	82	82
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (k)	145	144
Blucora, Inc.
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 05/22/24 (k)	24	24
Broadstreet Partners, Inc.
2021 Term Loan B2, 3.75%, (1 Month USD LIBOR + 3.25%), 01/27/27 (k)	50	50
Buzz Merger Sub Ltd
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 01/29/27 (k)	25	24
2020 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/27 (k)	35	35
Citadel Securities LP
2021 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 02/01/28 (k)	218	217
Crown Finance US, Inc.
2020 Term Loan B1, 7.00%, 05/23/24	41	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
2021 Incremental Term Loan B1, 9.25%, (6 Month USD LIBOR + 8.25%), 05/23/24 (k)	26	27
2018 USD Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/05/25 (k)	284	219
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (k)	163	163
FinCo I LLC
2020 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 06/27/25 (k)	99	98
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 0.00%, (3 Month USD LIBOR + 1.75%), 04/21/28 (k) (r)	50	49
Focus Financial Partners, LLC
2020 Term Loan, 2.09%, (1 Month USD LIBOR + 2.00%), 07/03/24 (k)	148	146
Franklin Square Holdings, L.P.
2018 Term Loan B, 2.37%, (1 Month USD LIBOR + 2.25%), 07/26/25 (k)	74	73
Harbourvest Partners, LLC
2018 Term Loan B, 2.37%, (3 Month USD LIBOR + 2.25%), 02/21/25 (k)	146	145
Harland Clarke Holdings Corp.
Term Loan B7, 5.75%, (3 Month USD LIBOR + 4.75%), 10/31/23 (k)	15	14
HCRX Investments Holdco, L.P.
Term Loan B, 0.00%, (3 Month USD LIBOR + 2.25%), 07/14/28 (k) (o) (r)	125	124
Hightower Holdings LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 04/08/26 (k)	80	80
Hub International Limited
2018 Term Loan B, 2.85%, (3 Month USD LIBOR + 2.75%), 04/25/25 (k)	1	1
2018 Term Loan B, 2.87%, (3 Month USD LIBOR + 2.75%), 04/25/25 (k)	560	553
2018 Term Loan B, 2.88%, (3 Month USD LIBOR + 2.75%), 04/25/25 (k)	—	—
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (k)	123	123
ION Trading Finance Limited
2021 USD Term Loan, 4.92%, (3 Month USD LIBOR + 4.75%), 03/26/28 (k)	328	329
iStar, Inc.
2016 Term Loan B, 2.85%, (3 Month USD LIBOR + 2.75%), 06/28/23 (k)	23	22
2016 Term Loan B, 2.86%, (1 Month USD LIBOR + 2.75%), 06/28/23 (k)	12	12
Lightstone Holdco LLC
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (k)	237	199
2018 Term Loan C, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (k)	13	11
Luxembourg Investment Company
Term Loan B, 0.00%, (SOFR + 5.00%), 10/22/28 (k) (r)	60	60
Park Place Technologies, LLC
2020 Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 11/10/27 (k)	99	99
RLG Holdings, LLC
2021 Delayed Draw Term Loan , 5.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (k)	17	17
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (k)	64	64
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.84%, (1 Month USD LIBOR + 1.75%), 02/07/27 (k)	167	166
Russell Investments US Inst'l Holdco, Inc.
2020 Term Loan, 4.50%, (6 Month USD LIBOR + 3.50%), 05/30/25 (k)	125	125
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (k)	178	177
Superannuation and Investments US LLC
USD Term Loan , 4.25%, (3 Month USD LIBOR + 3.75%), 09/23/28 (k)	50	50
Tiger Acquisition, LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/21/28 (k)	110	109
Trans Union, LLC
2019 Term Loan B5, 1.84%, (1 Month USD LIBOR + 1.75%), 11/13/26 (k)	118	116
2021 Term Loan B6, 2.75%, (1 Month USD LIBOR + 2.25%), 11/16/28 (k)	40	40
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 7.25%, (3 Month USD LIBOR + 2.50%), 02/28/25 (k)	105	108
2021 Consented Term Loan, 7.75%, (3 Month USD LIBOR + 6.75%), 05/29/26 (k)	90	75
VFH Parent LLC
2019 Term Loan B, 3.09%, (3 Month USD LIBOR + 3.00%), 01/22/26 (k)	156	156
Walker & Dunlop, Inc.
2021 Term Loan, 2.75%, (SOFR 90-Day Average + 2.25%), 10/14/28 (k)	50	50
		7,800
Health Care 0.6%
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/05/28 (k)	60	60
AHP Health Partners, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 08/23/28 (k)	60	60
ANCR Holdings Inc.
Term Loan, 14.00%, (3 Month USD LIBOR + 13.00%), 10/17/22 (j) (k)	111	111
Athenahealth, Inc.
2021 Term Loan B1, 4.40%, (3 Month USD LIBOR + 4.25%), 02/11/26 (k)	600	599
Avantor Funding, Inc.
2021 Term Loan B5, 2.75%, (1 Month USD LIBOR + 2.25%), 11/08/27 (k)	159	159
Bausch Health Companies Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 11/26/25 (k)	255	254
CHG Healthcare Services Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 09/22/28 (k)	80	80
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (k)	276	276
DaVita, Inc.
2020 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 07/30/26 (k)	122	121
Elanco Animal Health Incorporated
Term Loan B, 1.85%, (3 Month USD LIBOR + 1.75%), 02/04/27 (k)	361	356
Electron BidCo Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 10/29/28 (k)	95	95
Ensemble RCM, LLC
Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 07/24/26 (k)	148	148
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (k)	574	575
Help At Home, Inc.
2020 Delayed Draw Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 10/20/27 (k)	6	6
2020 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.00%), 10/20/27 (k)	47	47
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 2.25%, (1 Month USD LIBOR + 1.75%), 02/25/28 (k)	109	109
Hunter Holdco 3 Limited
USD Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/05/28 (k)	130	130
ICON Luxembourg S.A.R.L.
LUX Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (k)	403	403
US Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (k)	100	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
ICU Medical
Term Loan B, 0.00%, (SOFR + 2.50%), 12/16/28 (k) (r)	70	70
Insulet Corporation
Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/29/28 (k)	139	139
Jazz Financing Lux S.a.r.l.
USD Term Loan , 4.00%, (1 Month USD LIBOR + 3.50%), 04/22/28 (k)	358	359
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (k)	90	89
Maravai Intermediate Holdings, LLC
2020 Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/15/27 (k)	160	160
MDVIP, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/29/28 (k)	55	55
MED ParentCo LP
1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 08/01/26 (k)	88	88
2nd Lien Term Loan, 8.34%, (1 Month USD LIBOR + 8.25%), 07/31/27 (k)	35	35
Medline Borrower, LP
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (k)	665	665
Organon & Co
USD Term Loan , 3.50%, (3 Month USD LIBOR + 3.00%), 04/07/28 (k)	342	342
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/30/27 (k)	84	84
Parexel International Corporation
2021 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 08/10/28 (k)	280	280
Pathway Vet Alliance LLC
2021 Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 03/31/27 (k)	108	108
PetIQ, LLC
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 04/07/28 (k) (o)	120	119
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 4.18%, (3 Month USD LIBOR + 4.00%), 06/20/26 (k)	125	124
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (k)	12	12
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (k)	56	55
2018 1st Lien Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 06/28/25 (k)	59	58
Radnet Management, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (k)	60	60
Rockwood Service Corporation
2020 Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 12/21/26 (k)	158	158
Surgery Center Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/31/26 (k)	82	82
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 09/22/28 (k)	180	179
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (k)	233	226
Upstream Rehabilition, Inc.
2021 Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/20/26 (k)	144	144
US Radiology Specialists, Inc.
2020 Term Loan, 5.63%, (3 Month USD LIBOR + 5.50%), 12/10/27 (k)	—	—
Zelis Healthcare Corporation
2021 Delayed Draw Term Loan , 0.00%, 09/30/26 (r)	9	9
2021 Term Loan, 3.60%, (1 Month USD LIBOR + 3.50%), 09/30/26 (k)	123	122
2021 Term Loan B, 3.60%, (1 Month USD LIBOR + 3.50%), 09/30/26 (k)	26	26
		7,537
Materials 0.3%
American Rock Salt Company LLC
2021 Term Loan, 4.75%, (1 Month USD LIBOR + 4.00%), 06/04/28 (k)	30	30
Aruba Investments, Inc.
2020 USD Term Loan, 4.75%, (6 Month USD LIBOR + 4.00%), 10/28/27 (k)	135	135
2020 2nd Lien Term Loan, 8.50%, (6 Month USD LIBOR + 7.75%), 10/28/28 (k)	25	25
Atkore International, Inc.
2021 Term Loan B, 2.50%, (3 Month USD LIBOR + 2.00%), 05/18/28 (k)	79	79
BCPE Empire Holdings, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 06/11/26 (k)	55	55
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 06/12/26 (k)	125	124
Berlin Packaging LLC
2021 First Lien Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 03/11/28 (k)	120	119
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/01/27 (k)	124	124
Chemours Company (The)
2021 Term Loan B, 6.50%, (SOFR 90-Day Average + 5.75%), 11/15/28 (k) (o)	45	43
Consolidated Energy Finance, S.A.
Term Loan B, 2.66%, (6 Month USD LIBOR + 2.50%), 05/07/25 (k)	214	210
2021 Incremental Term Loan, 3.62%, (3 Month USD LIBOR + 3.50%), 05/07/25 (k) (o)	140	136
Diamond (BC) B.V.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 09/14/28 (k)	135	134
Element Solutions Inc.
2019 Term Loan B1, 0.00%, (3 Month USD LIBOR + 2.00%), 01/31/26 (k) (r)	55	55
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 3.13%, (3 Month USD LIBOR + 3.00%), 06/20/25 (k)	123	122
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (k)	429	428
Gemini HDPE LLC
2020 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 12/11/27 (k)	97	96
Hexion Inc.
USD Exit Term Loan, 3.64%, (3 Month USD LIBOR + 3.50%), 06/27/26 (k)	49	49
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.25%, (6 Month USD LIBOR + 4.75%), 02/04/26 (k)	85	82
Messer Industries GmbH
2018 USD Term Loan, 2.63%, (3 Month USD LIBOR + 2.50%), 09/19/25 (k)	154	152
Neenah, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 3.00%), 03/18/28 (k)	69	69
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan , 0.00%, 09/22/28 (r)	11	11
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/22/28 (k)	79	78
Olympus Water US Holding Corporation
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/21/28 (k)	125	124
Pixelle Specialty Solutions LLC
Term Loan B, 7.50%, (1 Month USD LIBOR + 6.50%), 10/31/24 (k)	59	59
Pregis TopCo Corporation
1st Lien Term Loan, 4.09%, (1 Month USD LIBOR + 4.00%), 07/25/26 (k)	74	73
2021 Incremental Term Loan, 4.50%, (1 Month USD LIBOR + 4.00%), 07/31/26 (k)	75	74

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Ring Container Technologies Group, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/12/28 (k)	85	85
Runner Buyer, Inc.
2021 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 10/08/28 (k)	70	69
Sabert Corporation
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 11/22/26 (k)	140	140
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 03/16/27 (k)	22	22
Spa Holdings 3 Oy
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 03/18/28 (k) (r)	95	95
Starfruit Finco B.V
2018 USD Term Loan B, 3.10%, (3 Month USD LIBOR + 3.00%), 09/10/25 (k)	324	322
TricorBraun Holdings, Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (k)	159	158
White Cap Buyer LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 10/08/27 (k)	153	153
		3,730
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 3.85%, (3 Month USD LIBOR + 3.75%), 09/19/25 (k)	40	39
2021 Incremental Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 10/01/25 (k) (o)	35	35
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.10%, (1 Month USD LIBOR + 2.00%), 01/26/24 (k)	78	78
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 03/17/28 (k)	75	74
Chobani, LLC
2020 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 10/20/27 (k)	183	183
Conair Holdings, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/13/28 (k)	155	155
Energizer Holdings, Inc.
2020 Term Loan, 2.75%, (1 Month USD LIBOR + 2.00%), 12/16/27 (k)	99	99
Froneri International Ltd.
2020 USD Term Loan, 2.34%, (1 Month USD LIBOR + 2.25%), 01/29/27 (k)	177	175
JBS USA Lux S.A.
2019 Term Loan B, 2.10%, (3 Month USD LIBOR + 2.00%), 04/27/26 (k)	486	485
Journey Personal Care Corp.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (k) (r)	50	50
kdc/one Development Corporation, Inc.
2020 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 12/21/25 (k)	99	98
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/22/26 (k)	174	168
PECF USS Intermediate Holding III Corporation
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 11/04/28 (k) (r)	120	120
Post Holdings Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 10/21/24 (k)	66	67
Reynolds Consumer Products LLC
Term Loan, 1.84%, (1 Month USD LIBOR + 1.75%), 01/30/27 (k)	151	150
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (k)	108	107
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (k)	189	187
US Foods, Inc.
2019 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 08/14/26 (k)	122	121
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (k)	286	286
		2,677
Energy 0.2%
Apergy Corporation
2020 Term Loan, 6.00%, (1 Month USD LIBOR + 5.00%), 05/29/27 (k)	75	76
BCP Raptor, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 06/07/24 (k)	158	157
CITGO Holding Inc.
2019 Term Loan B, 8.00%, (3 Month USD LIBOR + 7.00%), 07/23/23 (k)	59	58
Citgo Petroleum Corporation
2019 Term Loan B, 7.25%, (3 Month USD LIBOR + 6.25%), 03/28/24 (k)	120	120
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (k)	478	476
Crown Subsea Communications Holding,Inc.
2021 Term Loan, 5.75%, (1 Month USD LIBOR + 4.75%), 04/20/27 (k)	56	56
Delek US Holdings, Inc.
2018 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/16/25 (k)	83	81
2020 Incremental Term Loan B, 6.50%, (1 Month USD LIBOR + 5.50%), 03/31/25 (k)	88	88
EG America LLC
2018 USD Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 02/06/25 (k)	450	449
Esdec Solar Group B.V.
Term Loan B, 5.75%, (6 Month USD LIBOR + 5.00%), 08/23/28 (k)	70	70
ExGen Renewables IV, LLC
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 12/11/27 (k)	98	98
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (k)	13	13
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (k)	66	65
ITT Holdings LLC
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 07/30/28 (k)	60	59
Limetree Bay Terminals, LLC
2017 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 02/10/24 (k)	140	124
Pilot Travel Centers LLC
2021 Term Loan B, 2.09%, (1 Month USD LIBOR + 2.00%), 07/29/28 (k)	150	149
		2,139
Utilities 0.0%
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (k)	216	214
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 12/11/25 (k)	145	144
1st Lien Term Loan B3, 1.86%, (1 Month USD LIBOR + 1.75%), 12/11/25 (k)	36	35
		393
Real Estate 0.0%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 08/15/25 (k)	279	277
KREF Holdings X LLC
Term Loan B, 3.69%, (3 Month USD LIBOR + 3.50%), 08/04/27 (k)	84	84
		361
Total Senior Floating Rate Instruments (cost $76,114)		76,064

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	69
Chesapeake Energy Corporation	6	362
		431
Industrials 0.0%
Alamo Group Inc. (h) (j)	4	150
Health Care 0.0%
ACNR Holdings Inc. (h) (j)	—	135
Consumer Discretionary 0.0%
CEC Entertainment, Inc. (h) (o)	5	90
Information Technology 0.0%
Micron Technology, Inc.	1	89
Communication Services 0.0%
Frontier Communications Parent, Inc. (h)	2	59
Total Common Stocks (cost $398)		954
PREFERRED STOCKS 0.0%
Utilities 0.0%
PG&E Corporation, 5.50%, 08/16/23 (n)	1	116
Total Preferred Stocks (cost $117)		116
WARRANTS 0.0%
California Resources Corporation (h)	—	5
Cineworld Group PLC (h) (j)	12	2
Total Warrants (cost $0)		7
SHORT TERM INVESTMENTS 7.2%
Investment Companies 6.9%
JNL Government Money Market Fund, 0.01% (s) (t)	89,435	89,435
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.03% (s) (t)	3,874	3,874
Total Short Term Investments (cost $93,309)		93,309
Total Investments 104.3% (cost $1,310,222)		1,341,110
Total Forward Sales Commitments (0.3)% (proceeds $3,525)		(3,525)
Other Derivative Instruments (0.0)%		(18)
Other Assets and Liabilities, Net (4.0)%		(51,903)
Total Net Assets 100.0%		1,285,664

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $59,569.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $160,226 and 12.5% of the Fund.

(e) All or a portion of the security was on loan as of December 31, 2021.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(r) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 01/15/52 (a)	(3,400)	(3,525)
Total Government And Agency Obligations (proceeds $3,525)		(3,525)
Total Forward Sales Commitments (0.3%) (proceeds $3,525)		(3,525)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2021, the total proceeds for investments sold on a delayed delivery basis was $3,525.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	989	1,004	0.1
Alfa Bond Issuance Public Limited Company, 6.95% (callable at 100, 04/30/23)	01/22/20	201	201	—
Cosan Overseas Limited, 8.25% (callable at 100, 05/05/22)	06/27/19	390	397	0.1
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	130	129	—
Leviathan Bond Ltd, 5.75%, 06/30/23	08/04/20	80	82	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	110	111	—
Mesquite Energy, Inc., 15.00%, 07/15/23	11/05/20	51	159	—
Mesquite Energy, Inc., 15.00%, 07/15/23	07/09/20	29	101	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	07/29/20	221	216	—
Ministry of Finance of the Russian Federation, 4.38%, 03/21/29	08/20/20	228	220	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	02/07/20	238	236	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	22	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	10	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	198	195	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	278	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	53	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	11	—
TCS Finance Designated Activity Company, 9.25% (callable at 100, 09/15/22)	06/25/19	202	206	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	300	203	—
		7,240	3,834	0.3

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	60	March 2022	7,823	3	6
United States 2 Year Note	33	April 2022	7,202	2	(2)
				5	4
Short Contracts
United States 5 Year Note	(60)	April 2022	(7,268)	(4)	9
United States Long Bond	(19)	March 2022	(3,050)	(11)	2
United States Ultra Bond	(5)	March 2022	(1,007)	(8)	21
				(23)	32

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	0.25	(M)	03/16/24	199	—	—
U.S. SOFR (M)	Paying	1.00	(A)	03/16/27	1,851	—	—
U.S. SOFR (M)	Paying	1.50	(A)	03/16/32	203	—	—
U.S. SOFR (M)	Paying	1.75	(A)	03/16/52	39	—	—
						—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	619,373	—	619,373
Corporate Bonds And Notes	—	439,893	755	440,648
Non-U.S. Government Agency Asset-Backed Securities	—	110,639	—	110,639
Senior Floating Rate Instruments	—	75,000	1,064	76,064
Common Stocks	579	285	90	954
Preferred Stocks	116	—	—	116
Warrants	5	2	—	7
Short Term Investments	93,309	—	—	93,309
	94,009	1,245,192	1,909	1,341,110
Liabilities - Securities
Government And Agency Obligations	—	(3,525)	—	(3,525)
	—	(3,525)	—	(3,525)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	38	—	—	38
Centrally Cleared Interest Rate Swap Agreements	—	—	—	—
	38	—	—	38
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 99.0%
United States of America 56.4%
Alliant Energy Corporation	298	18,345
American Tower Corporation	186	54,346
Atmos Energy Corporation	233	24,393
Avista Corporation	143	6,092
CenterPoint Energy, Inc.	715	19,956
Cheniere Energy, Inc.	224	22,745
CSX Corp.	706	26,528
Dominion Energy, Inc.	661	51,905
DT Midstream, Inc.	214	10,290
Entergy Corporation	207	23,294
Enterprise Products Partners LP	851	18,695
Evergy, Inc.	262	17,951
Eversource Energy	254	23,068
FirstEnergy Corp.	618	25,709
NextEra Energy, Inc.	700	65,363
Norfolk Southern Corporation	123	36,550
Pinnacle West Capital Corp.	279	19,674
Republic Services Inc.	85	11,786
SBA Communications Corporation	101	39,184
Sempra Energy	243	32,174
Xcel Energy Inc.	483	32,714
		580,762
Australia 9.7%
Atlas Arteria Limited	2,657	13,364
Aurizon Holdings Limited	7,040	17,903
Transurban Group	6,827	68,665
		99,932
Canada 5.9%
Canadian National Railway Company	169	20,771
Emera Inc.	496	24,779
Pembina Pipeline Corporation (a)	508	15,403
		60,953
Spain 5.3%
AENA, S.M.E., S.A. (b) (c)	278	43,899
Iberdrola, Sociedad Anonima	854	10,100
		53,999
France 4.5%
Getlink S.E.	320	5,293
Rubis	502	15,008
VINCI	248	26,247
		46,548
Italy 3.2%
Atlantia SpA (b)	572	11,330
Hera S.p.A.	1,249	5,198
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	1,339	16,274
		32,802
United Kingdom 3.0%
Severn Trent PLC	378	15,129
SSE PLC	713	15,908
		31,037
Hong Kong 2.7%
China Gas Holdings Ltd.	6,805	14,180
CLP Holdings Ltd.	1,344	13,575
		27,755
China 2.5%
Guangdong Investment Ltd.	10,532	13,393
Jiangsu Expressway Co. Ltd. - Class H	11,582	11,858
		25,251
Mexico 2.4%
Grupo Aeroportuario del Sureste SAB de CV - Class B	579	11,927
Promotora y Operadora de Infraestructura SAB de CV	1,693	13,211
		25,138
Switzerland 1.6%
Flughafen Zurich AG - Class N (b)	93	16,795
Brazil 1.2%
CCR S.A.	5,709	11,893
Japan 0.6%
West Japan Railway Co.	158	6,617
Total Common Stocks (cost $911,567)		1,019,482
SHORT TERM INVESTMENTS 2.3%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	15,990	15,990
Investment Companies 0.8%
JNL Government Money Market Fund, 0.01% (d) (e)	8,039	8,039
Total Short Term Investments (cost $24,029)		24,029
Total Investments 101.3% (cost $935,596)		1,043,511
Other Assets and Liabilities, Net (1.3)%		(13,703)
Total Net Assets 100.0%		1,029,808

(a) All or a portion of the security was on loan as of December 31, 2021.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	06/02/20	44,133	43,899	4.2
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/24/20	15,038	16,274	1.6
		59,171	60,173	5.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	666,853	352,629	—	1,019,482
Short Term Investments	24,029	—	—	24,029
	690,882	352,629	—	1,043,511

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.0%
United States of America 13.9%
Treasury, United States Department of
1.75%, 12/31/24	27,450	28,072
2.13%, 05/15/25	8,180	8,466
2.63%, 12/31/25	15,589	16,483
1.63%, 02/15/26 - 10/31/26	16,850	17,136
		70,157
Indonesia 11.6%
The Republic of Indonesia, The Government of
8.38%, 03/15/24, IDR	128,730,000	9,829
6.50%, 06/15/25, IDR	377,687,000	28,010
5.50%, 04/15/26, IDR	287,520,000	20,512
		58,351
South Korea 7.3%
The Bank of Korea
1.29%, 02/02/22, KRW	5,840,000	4,914
0.91%, 04/02/23, KRW	5,850,000	4,874
The Republic of Korea, Government of
1.25%, 12/10/22, KRW	5,930,000	4,974
2.25%, 09/10/23, KRW	496,200	421
1.88%, 03/10/24, KRW	6,797,000	5,729
1.38%, 09/10/24, KRW	11,502,410	9,552
3.00%, 09/10/24, KRW	7,490,000	6,483
		36,947
Norway 7.2%
Stortinget
2.00%, 05/24/23, NOK	168,187	19,331
3.00%, 03/14/24, NOK	141,513	16,625
1.75%, 03/13/25, NOK	2,588	296
		36,252
Brazil 5.4%
Presidencia Da Republica Federativa Do Brasil
0.00%, 07/01/24, BRL (a)	102,900	14,285
10.00%, 01/01/25 - 01/01/31, BRL	74,870	13,090
		27,375
Mexico 5.1%
Gobierno Federal de los Estados Unidos Mexicanos
6.50%, 06/09/22, MXN	359,004	17,554
6.75%, 03/09/23, MXN	86,654	4,241
8.00%, 12/07/23, MXN	64,699	3,205
10.00%, 12/05/24, MXN	13,340	698
		25,698
India 4.4%
India, Government of
8.20%, 09/24/25, INR	130,800	1,907
5.15%, 11/09/25, INR	254,100	3,360
7.59%, 01/11/26, INR	545,400	7,811
7.27%, 04/08/26, INR	586,900	8,316
Ministry of Defence
8.13%, 09/21/22, INR	48,000	663
		22,057
Ghana 4.1%
Ghana, Government of
18.75%, 01/24/22, GHS	10,540	1,708
18.25%, 07/25/22, GHS	5,437	882
17.60%, 11/28/22 - 02/20/23, GHS	4,510	714
18.50%, 01/02/23, GHS	1,370	221
20.75%, 01/16/23, GHS	2,290	375
16.50%, 02/06/23, GHS	2,080	325
17.25%, 07/31/23, GHS	5,020	779
18.85%, 09/28/23, GHS	13,097	2,069
19.25%, 11/27/23 - 12/18/23, GHS	5,738	910
17.70%, 03/18/24, GHS	2,220	340
19.75%, 03/25/24 - 03/15/32, GHS	37,620	5,680
18.30%, 03/02/26, GHS	10,670	1,598
19.00%, 11/02/26, GHS	33,440	5,075
		20,676
Argentina 4.0%
Presidencia De La Nacion
1.20%, 03/18/22, ARS (b)	138,922	1,292
0.00%, 04/18/22 - 06/30/22, ARS (b) (c)	484,273	3,083
1.30%, 09/20/22, ARS (b)	213,485	1,905
1.40%, 03/25/23, ARS (b)	606,879	5,647
1.45%, 08/13/23, ARS (b)	39,681	322
16.00%, 10/17/23, ARS	472,583	1,436
1.50%, 03/25/24, ARS (b)	518,980	4,739
15.50%, 10/17/26, ARS	885,973	1,670
		20,094
Colombia 3.7%
Ministerio de Hacienda y Credito Publico
5.75%, 11/03/27, COP	3,026,000	674
Presidencia de la República de Colombia
4.38%, 03/21/23, COP	592,000	143
10.00%, 07/24/24, COP	7,757,000	2,045
6.25%, 11/26/25, COP	4,399,000	1,042
7.50%, 08/26/26, COP	58,228,300	14,214
9.85%, 06/28/27, COP	942,000	263
		18,381
Ecuador 2.8%
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (d) (e) (f)	5,235	4,338
1.00%, 07/31/35 (e) (f)	13,431	8,797
0.50%, 07/31/40 (d) (e) (f)	1,409	817
		13,952
Turkey 1.1%
Turkiye Cumhuriyeti Basbakanlik
13.90%, 11/09/22, TRY	37,870	2,684
12.20%, 01/18/23, TRY	2,550	176
7.10%, 03/08/23, TRY	10,880	702
16.20%, 06/14/23, TRY	13,470	942
8.80%, 09/27/23, TRY	7,000	431
10.40%, 03/20/24, TRY	590	35
12.60%, 10/01/25, TRY	6,530	363
		5,333
Sri Lanka 0.4%
The Democratic Socialist Republic of Sri Lanka
5.75%, 04/18/23 (f)	200	112
6.35%, 06/28/24 (f)	400	210
6.85%, 11/03/25 (f)	710	370
6.20%, 05/11/27 (f)	2,050	1,030
6.75%, 04/18/28 (f)	200	102
7.85%, 03/14/29 (f)	202	102
		1,926
Total Government And Agency Obligations (cost $458,323)		357,199
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22 (f) (g) (h) (i)	10,507	—
0.00%, 12/31/22, EUR (f) (g) (h) (i)	3,887	—
K2016470260 South Africa Ltd
0.63%, 12/31/22 (f) (h) (i)	4,364	—
Total Corporate Bonds And Notes (cost $8,945)		—
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (h) (j)	624	—
Edcon Holdings Ltd. - Class A (h) (j)	124,902	—
Edcon Holdings Ltd. - Class B (h) (j)	14,399	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 27.9%
Treasury Securities 18.8%
Bank of Thailand
0.41%, 03/24/22, THB (c)	367,210	10,982
Cabinet Office, Government of Japan
-0.13%, 02/10/22, JPY (c)	860,250	7,479
-0.12%, 03/14/22, JPY (c)	723,000	6,287
-0.12%, 03/28/22, JPY (c)	807,500	7,022
Presidencia Da Republica Federativa Do Brasil
6.57%, 01/01/24, BRL (c)	25,250	3,675

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
7.13%, 01/01/25, BRL (c)	127,990	16,930
Prime Minister's Office Singapore
0.55%, 01/14/22, SGD (c)	10,710	7,946
0.52%, 02/11/22, SGD (c)	1,520	1,127
0.52%, 02/18/22, SGD (c)	19,730	14,630
Thailand, Kingdom of
0.44%, 05/11/22, THB (c)	10,690	319
0.49%, 06/22/22, THB (c)	252,760	7,550
The Arab Republic of Egypt
12.50%, 01/04/22, EGP (c)	5,700	363
12.37%, 01/11/22, EGP (c)	27,600	1,753
11.71%, 02/15/22, EGP (c)	11,300	710
11.87%, 02/22/22, EGP (c)	14,100	885
11.78%, 03/01/22, EGP (c)	5,200	326
12.15%, 03/22/22, EGP (c)	11,900	740
11.29%, 04/26/22, EGP (c)	20,200	1,241
11.61%, 06/14/22, EGP (c)	25,125	1,518
1.39%, 09/20/22, EGP (c)	31,200	1,819
%, 11/01/22 - 11/22/22, EGP (c)	19,400	1,111
		94,413
Investment Companies 8.9%
JNL Government Money Market Fund, 0.01% (k) (l)	44,483	44,483
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (k) (l)	1,159	1,159
Total Short Term Investments (cost $142,883)		140,055
Total Investments 98.9% (cost $610,257)		497,254
Other Derivative Instruments (0.1)%		(422)
Other Assets and Liabilities, Net 1.2%		6,130
Total Net Assets 100.0%		502,962

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Treasury inflation indexed note, par amount is not adjusted for inflation.

(c) The coupon rate represents the yield to maturity.

(d) All or a portion of the security was on loan as of December 31, 2021.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $15,878 and 3.2% of the Fund.

(g) Non-income producing security.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Franklin Templeton Global Multisector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class B	02/27/17	11	—	—
Edcon Holdings Ltd. - Class A	02/28/17	95	—	—
Edcon Holdings Ltd.	08/03/21	—	—	—
		106	—	—

JNL/Franklin Templeton Global Multisector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/EUR	CIT	02/03/22	EUR	(17,047)	(19,421)	623
CAD/EUR	HSB	02/03/22	EUR	(7,587)	(8,643)	248
CAD/EUR	HSB	05/03/22	EUR	(7,572)	(8,644)	243
CAD/EUR	HSB	08/03/22	EUR	(17,460)	(19,988)	(67)
CLP/USD	JPM	01/07/22	CLP	1,586,402	1,861	(77)
CLP/USD	GSC	01/10/22	CLP	1,202,351	1,410	(55)
CLP/USD	JPM	01/13/22	CLP	2,617,700	3,069	(228)
CLP/USD	GSC	01/14/22	CLP	833,195	977	(55)
CLP/USD	JPM	01/21/22	CLP	3,027,490	3,545	(165)
CLP/USD	JPM	02/07/22	CLP	1,586,398	1,853	(80)
CLP/USD	GSC	02/10/22	CLP	930,600	1,086	(59)
CLP/USD	GSC	02/11/22	CLP	1,632,406	1,905	(162)
CLP/USD	GSC	03/10/22	CLP	2,110,120	2,452	(34)
CLP/USD	GSC	03/16/22	CLP	6,357,249	7,381	(199)
CLP/USD	GSC	05/11/22	CLP	1,562,617	1,797	(173)
CNY/USD	CIT	01/12/22	CNY	43,430	6,809	193
CNY/USD	HSB	01/18/22	CNY	47,025	7,368	143
CNY/USD	JPM	02/14/22	CNY	65,439	10,231	(43)
CNY/USD	JPM	02/22/22	CNY	71,403	11,158	59
CNY/USD	BOA	03/09/22	CNY	32,929	5,141	106
CNY/USD	HSB	03/15/22	CNY	47,333	7,387	(6)
CNY/USD	BOA	06/08/22	CNY	39,480	6,127	16
CNY/USD	CIT	06/09/22	CNY	50,901	7,900	19
CNY/USD	JPM	06/10/22	CNY	19,534	3,031	6
EUR/JPY	DUB	04/19/22	JPY	(1,740,045)	(15,144)	274
EUR/USD	DUB	02/10/22	EUR	2,000	2,279	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Franklin Templeton Global Multisector Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	02/16/22	EUR	220	251	2
INR/USD	JPM	01/27/22	INR	233,908	3,139	109
INR/USD	CIT	02/10/22	INR	170,487	2,284	32
INR/USD	HSB	03/16/22	INR	477,854	6,378	119
INR/USD	JPM	04/07/22	INR	234,571	3,122	32
INR/USD	CIT	04/08/22	INR	227,904	3,033	24
INR/USD	JPM	04/08/22	INR	303,418	4,038	39
INR/USD	CIT	04/12/22	INR	274,717	3,654	50
INR/USD	HSB	04/12/22	INR	274,976	3,657	57
INR/USD	HSB	04/18/22	INR	573,585	7,622	177
INR/USD	CIT	06/15/22	INR	386,215	5,089	87
JPY/EUR	DUB	04/19/22	EUR	(21,400)	(24,421)	87
JPY/EUR	HSB	04/25/22	EUR	(6,880)	(7,853)	101
JPY/USD	JPM	04/12/22	JPY	404,340	3,519	(101)
KRW/USD	JPM	01/19/22	KRW	4,815,100	4,049	(143)
KRW/USD	CIT	01/21/22	KRW	4,776,100	4,016	(142)
KRW/USD	JPM	01/24/22	KRW	4,717,200	3,966	(131)
KRW/USD	BNP	02/03/22	KRW	16,369,400	13,760	(450)
KRW/USD	CIT	02/03/22	KRW	16,565,800	13,926	(400)
KRW/USD	CIT	03/03/22	KRW	16,730,000	14,056	(280)
KRW/USD	CIT	03/07/22	KRW	6,330,000	5,318	(142)
KRW/USD	GSC	03/07/22	KRW	10,540,000	8,855	7
NOK/EUR	DUB	03/15/22	EUR	(2,020)	(2,303)	44
NOK/EUR	DUB	06/15/22	EUR	(2,028)	(2,318)	20
NOK/EUR	DUB	06/16/22	EUR	(3,100)	(3,544)	30
NOK/EUR	DUB	06/20/22	EUR	(11,752)	(13,434)	200
NZD/USD	CIT	03/21/22	NZD	2,970	2,032	26
NZD/USD	JPM	03/21/22	NZD	11,270	7,710	113
NZD/USD	BOA	06/17/22	NZD	2,520	1,720	30
RUB/USD	JPM	03/03/22	RUB	125,119	1,644	(20)
RUB/USD	MSC	03/03/22	RUB	336,771	4,427	(55)
RUB/USD	DUB	03/11/22	RUB	221,721	2,909	(38)
RUB/USD	MSC	05/23/22	RUB	543,875	7,012	46
RUB/USD	DUB	06/10/22	RUB	573,145	7,358	56
RUB/USD	JPM	08/24/22	RUB	112,555	1,420	11
RUB/USD	DUB	09/15/22	RUB	334,266	4,197	35
SEK/EUR	DUB	01/18/22	EUR	(746)	(850)	(10)
SEK/EUR	DUB	03/16/22	EUR	(7,933)	(9,045)	(34)
SEK/EUR	JPM	03/31/22	EUR	(654)	(746)	(4)
SEK/EUR	DUB	04/14/22	EUR	(1,615)	(1,842)	(30)
SEK/EUR	DUB	04/19/22	EUR	(5,515)	(6,293)	(163)
SEK/EUR	DUB	05/18/22	EUR	(12,347)	(14,099)	(155)
SEK/EUR	DUB	06/15/22	EUR	(1,720)	(1,966)	(38)
SEK/EUR	DUB	07/19/22	EUR	(5,505)	(6,298)	(161)
SGD/USD	MSC	01/24/22	SGD	1,100	816	6
SGD/USD	CIT	01/26/22	SGD	1,110	824	—
SGD/USD	MSC	04/21/22	SGD	1,390	1,031	(1)
USD/AUD	CIT	02/10/22	AUD	(11,370)	(8,273)	25
USD/AUD	HSB	02/17/22	AUD	(11,362)	(8,268)	81
USD/AUD	JPM	02/17/22	AUD	(11,360)	(8,266)	83
USD/AUD	JPM	04/12/22	AUD	(4,920)	(3,581)	13
USD/EUR	DUB	02/10/22	EUR	(2,000)	(2,279)	39
USD/EUR	CIT	02/16/22	EUR	(2,190)	(2,495)	17
USD/EUR	CIT	02/22/22	EUR	(3,260)	(3,715)	88
USD/EUR	DUB	04/19/22	EUR	(11,320)	(12,918)	(97)
USD/EUR	CIT	07/21/22	EUR	(3,260)	(3,730)	89
USD/EUR	CIT	07/26/22	EUR	(3,240)	(3,708)	87
USD/JPY	JPM	04/12/22	JPY	(404,340)	(3,518)	29
USD/MXN	CIT	01/18/22	MXN	(177,334)	(8,640)	(78)
USD/MXN	CIT	04/13/22	MXN	(153,897)	(7,382)	(26)
USD/MXN	CIT	05/31/22	MXN	(153,897)	(7,311)	(359)
					663	(422)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	357,199	—	357,199
Corporate Bonds And Notes	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	45,642	94,413	—	140,055
	45,642	451,612	—	497,254
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	4,039	—	4,039
	—	4,039	—	4,039
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(4,461)	—	(4,461)
	—	(4,461)	—	(4,461)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 71.4%
United States of America 47.3%
10X Genomics, Inc. (a)	2	358
Abbott Laboratories	10	1,363
AbbVie Inc.	38	5,161
Adobe Inc. (a)	8	4,287
Agilent Technologies, Inc.	15	2,370
Air Products and Chemicals, Inc.	13	4,024
Airbnb, Inc. - Class A (a)	2	333
Albertsons Companies, Inc. - Class A (b)	12	367
Allegion Public Limited Company	5	630
Ally Financial Inc.	6	296
Alphabet Inc. - Class A (a)	6	17,883
Alphabet Inc. - Class C (a)	3	9,317
Amazon.com, Inc. (a)	3	10,486
Amdocs Limited	8	608
AMERCO	1	534
American Electric Power Company, Inc.	15	1,335
American Express Company	18	3,012
American Financial Group, Inc.	5	738
American Tower Corporation	7	1,925
American Water Works Company, Inc.	5	936
AMETEK, Inc.	5	699
Amgen Inc.	13	2,973
Amphenol Corporation - Class A	21	1,813
Analog Devices, Inc.	7	1,230
Anthem, Inc.	4	2,063
AO Smith Corp.	3	258
Apa Corp.	30	814
Apple Inc.	122	21,645
Applied Materials, Inc.	6	903
AppLovin Corporation - Class A (a) (b)	2	189
Aptiv PLC (a)	4	726
Archer-Daniels-Midland Company	22	1,506
Array Tech, Inc. (a)	30	466
Arrow Electronics, Inc. (a)	6	792
Autodesk, Inc. (a)	6	1,627
Automatic Data Processing, Inc.	3	631
AutoNation, Inc. (a)	4	438
AutoZone, Inc. (a)	—	323
Avalara, Inc. (a)	6	757
Bank of America Corporation	115	5,136
Berkshire Hathaway Inc. - Class B (a)	9	2,831
Best Buy Co., Inc.	3	282
Bill.Com Holdings Inc. (a)	8	1,968
BlackRock, Inc.	2	1,583
Booking Holdings Inc. (a)	1	3,229
Bristol-Myers Squibb Company	45	2,806
Broadcom Inc.	—	301
Brown-Forman Corp. - Class B	12	862
Builders FirstSource, Inc. (a)	8	683
BWXT Government Group, Inc.	10	487
Cable One, Inc.	—	580
CACI International Inc. - Class A (a)	1	247
Cadence Design Systems Inc. (a)	11	2,022
Capital One Financial Corporation	22	3,133
Catalent Inc. (a)	20	2,500
Caterpillar Inc.	4	806
Cboe Global Markets, Inc.	2	240
CBRE Group, Inc. - Class A (a)	28	2,998
Celanese Corp. - Class A	2	264
Cerner Corp.	25	2,292
Certara, Inc. (a)	2	51
Charter Communications, Inc. - Class A (a)	3	1,648
Chevron Corporation	62	7,239
Choice Hotels International Inc.	2	258
Chubb Limited	1	256
Cintas Corp.	1	250
Cisco Systems, Inc.	45	2,882
Citigroup Inc.	19	1,131
Cognex Corp.	3	202
Cognizant Technology Solutions Corp. - Class A	3	276
Colgate-Palmolive Co.	18	1,573
Comcast Corporation - Class A	56	2,826
ConocoPhillips	47	3,387
Constellation Brands, Inc. - Class A	4	1,003
Continental Resources Inc. (b)	5	239
CoStar Group, Inc. (a)	10	774
Costco Wholesale Corporation	—	280
Coterra Energy Inc	12	226
Cousins Properties Incorporated	6	254
Crane Co.	2	251
CrowdStrike Holdings, Inc. - Class A (a)	1	143
Crown Castle International Corp.	8	1,673
Danaher Corporation	14	4,626
Danimer Scientific, L.L.C. - Class A (a) (b)	2	14
Deere & Company	12	4,139
Devon Energy Corporation	6	257
Dick's Sporting Goods Inc. (b)	5	610
Dish Network Corporation - Class A (a)	60	1,941
Dominion Energy, Inc.	19	1,493
Domino's Pizza, Inc.	3	1,692
DTE Energy Company	15	1,806
Duke Energy Corporation	25	2,622
DXC Technology Company (a)	34	1,104
Ecolab Inc.	5	1,085
Edison International	53	3,636
Edwards Lifesciences Corporation (a)	11	1,407
Electronic Arts Inc.	2	252
Eli Lilly & Co.	9	2,510
Emerson Electric Co.	48	4,443
Enterprise Products Partners LP	49	1,076
EOG Resources, Inc.	28	2,475
Equifax Inc.	4	1,052
Estee Lauder Cos. Inc. - Class A	1	518
Evercore Inc. - Class A	3	444
Exelon Corporation	17	981
Extra Space Storage Inc.	1	320
Exxon Mobil Corporation	69	4,211
Facebook, Inc. - Class A (a)	20	6,764
FactSet Research Systems Inc.	1	246
Fair Isaac Corporation (a)	1	292
Fastenal Co.	24	1,532
Fidelity National Financial, Inc. - Class A	22	1,158
First American Financial Corporation	9	675
Foot Locker, Inc.	6	244
Fortive Corporation	8	584
Gartner Inc. (a)	4	1,171
General Dynamics Corporation	4	748
Genuine Parts Co.	2	260
Gilead Sciences, Inc.	76	5,513
Gitlab Inc. - Class A (a) (b)	1	78
Guardant Health, Inc. (a)	1	110
H & R Block, Inc.	23	549
Haemonetics Corp. (a)	7	373
HashiCorp, Inc. - Class A (a) (b)	2	137
Hershey Co.	5	1,030
HollyFrontier Corp.	12	392
Hologic Inc. (a)	3	251
Honeywell International Inc.	11	2,289
HP Inc.	55	2,074
IAC/Interactive Corp. (a)	2	269
IDEXX Laboratories, Inc. (a)	2	1,205
IHS Markit Ltd.	7	891
Illinois Tool Works Inc.	14	3,457
Illumina, Inc. (a)	5	1,784
Ingersoll Rand Inc.	10	606
Intel Corporation	76	3,934
Intercontinental Exchange, Inc.	10	1,364
International Business Machines Corporation	6	802
Interpublic Group of Cos. Inc.	14	543
Intuit Inc.	14	9,021
Intuitive Surgical, Inc. (a)	8	3,018
Iovance Biotherapeutics Inc. (a)	3	53
Jabil Inc.	12	841
JB Hunt Transport Services Inc.	4	917
Jefferies Financial Group Inc.	18	699
Johnson & Johnson	41	7,004

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Jones Lang LaSalle Incorporated (a)	4	1,163
JPMorgan Chase & Co.	42	6,722
Keysight Technologies, Inc. (a)	6	1,296
Knight-Swift Transportation Holdings Inc. - Class A	13	799
Kohl's Corporation	12	605
Kyndryl Holdings, Inc. (a)	1	22
Laboratory Corporation of America Holdings (a)	7	2,145
Lam Research Corp.	—	252
Lamb Weston Holdings Inc.	4	234
Landstar System Inc.	1	253
Las Vegas Sands Corp. (a)	14	546
Lazard Ltd - Class A	8	368
Lithia Motors Inc. - Class A	1	430
LKQ Corporation	4	266
Lockheed Martin Corporation	8	2,673
Louisiana-Pacific Corp.	4	285
LyondellBasell Industries N.V. - Class A	7	633
Manhattan Associates Inc. (a)	2	237
MarketAxess Holdings Inc.	1	247
Marqeta, Inc. - Class A (a) (b)	6	108
Marsh & McLennan Companies, Inc.	8	1,436
Martin Marietta Materials Inc.	6	2,496
MasterCard Incorporated - Class A	8	3,039
Match Group Holdings II, LLC (a)	4	590
McDonald's Corporation	4	1,043
MDU Resources Group Inc.	9	269
Merck & Co., Inc.	73	5,561
Mettler-Toledo International Inc. (a)	4	7,196
MGIC Investment Corp.	28	403
Microsoft Corporation	85	28,568
Mirati Therapeutics, Inc. (a)	2	293
Moderna, Inc. (a)	2	428
Monolithic Power Systems Inc.	3	1,701
Monster Beverage 1990 Corporation (a)	20	1,875
Moody's Corp.	1	238
Morgan Stanley	12	1,178
MOS Holdings Inc.	11	418
Motorola Solutions Inc.	9	2,375
MSCI Inc. - Class A	2	1,104
National Fuel Gas Company	7	465
Netflix, Inc. (a)	—	223
Neurocrine Biosciences, Inc. (a)	3	222
New York Community Bancorp Inc. - Series A	20	242
NextEra Energy, Inc.	15	1,408
NIKE, Inc. - Class B	14	2,258
NiSource Inc.	16	430
Northrop Grumman Systems Corp.	12	4,562
NRG Energy, Inc.	19	840
Nucor Corporation	25	2,855
NVIDIA Corporation	19	5,490
Okta, Inc. - Class A (a)	2	538
Olaplex Holdings, Inc. (a)	3	84
Old Dominion Freight Line Inc.	2	573
Old Republic International Corp.	23	577
Olin Corporation	12	714
Oracle Corporation	25	2,196
O'Reilly Automotive, Inc. (a)	—	282
Organon & Co.	21	640
Otis Worldwide Corporation	16	1,395
Owens Corning Inc.	8	750
Paycom Software, Inc. (a)	2	623
Paymentus Holdings, Inc. - Class A (a) (b)	3	98
Paypal Holdings, Inc. (a)	5	1,018
Penske Automotive Group, Inc.	3	281
PepsiCo, Inc.	44	7,698
Pfizer Inc.	120	7,110
Philip Morris International Inc.	37	3,510
PPG Industries, Inc.	10	1,757
Procore Technologies, Inc. (a) (b)	1	40
Procter & Gamble Co.	15	2,485
Progressive Corp.	11	1,157
PTC Inc. (a)	9	1,093
PTC Therapeutics, Inc. (a)	3	108
Public Storage	12	4,557
Qualcomm Incorporated	29	5,329
Quest Diagnostics Incorporated	10	1,770
Quidel Corporation (a)	3	406
Raytheon BBN Technologies Corp.	63	5,445
Regeneron Pharmaceuticals, Inc. (a)	5	3,113
Republic Services Inc.	15	2,090
Rivian Automotive, Inc. - Class A (a) (b)	7	674
Robert Half International Inc.	9	1,020
Roblox Corporation - Class A (a)	2	155
Rockwell Automation Inc.	1	247
Ryder System, Inc.	4	356
S&P Global Inc.	12	5,495
Salesforce.Com, Inc. (a)	4	1,062
SEI Investments Co.	4	243
Sempra Energy	36	4,753
ServiceNow, Inc. (a)	7	4,381
Simon Property Group, Inc.	2	262
SLM Corporation	24	471
Snap-On Inc.	4	915
Snowflake Inc. - Class A (a)	3	881
Stanley Black & Decker, Inc.	5	1,018
Steel Dynamics Inc.	16	997
Stryker Corporation	3	813
Synchrony Financial	5	246
Synopsys Inc. (a)	4	1,474
T. Rowe Price Group, Inc.	16	3,124
Target Corporation	6	1,497
Teleflex Incorporated	4	1,248
Teradata Corporation (a)	5	233
Teradyne Inc.	2	291
Tesla Inc. (a)	2	1,673
Texas Instruments Incorporated	38	7,185
Textron Inc.	3	259
The Bank of New York Mellon Corporation	27	1,569
The Blackstone Group Inc. - Class A	11	1,462
The Carlyle Group, Inc.	14	747
The Charles Schwab Corporation	48	4,004
The Coca-Cola Company	37	2,220
The Goldman Sachs Group, Inc.	13	5,042
The Home Depot, Inc.	17	7,041
The Kroger Co.	62	2,786
The Southern Company	50	3,429
The Travelers Companies, Inc.	7	1,131
Thermo Fisher Scientific Inc.	4	2,686
TJX Cos. Inc.	18	1,389
T-Mobile USA, Inc. (a)	10	1,171
Tradeweb Markets Inc. - Class A	9	861
Trane Technologies Public Limited Company	8	1,581
Truist Financial Corporation	30	1,756
Twilio Inc. - Class A (a)	4	937
Tyler Technologies Inc. (a)	1	743
Tyson Foods Inc. - Class A	24	2,095
U.S. Bancorp	38	2,143
Uber Technologies, Inc. (a)	8	316
UGI Corp.	18	811
Union Pacific Corporation	19	4,750
United Parcel Service Inc. - Class B	23	4,834
United States Steel Corporation	22	529
UnitedHealth Group Incorporated	6	3,259
Veeva Systems Inc. - Class A (a)	2	460
Verisk Analytics, Inc.	4	915
Verizon Communications Inc.	60	3,118
Vertex Pharmaceuticals Incorporated (a)	1	279
Vertiv Holdings, LLC - Class A	73	1,818
Vimeo Holdings, Inc. (a)	3	59
Visa Inc. - Class A	18	4,006
Vontier Corporation	10	314
W. W. Grainger, Inc.	1	267
Walmart Inc.	33	4,788
Walt Disney Co.	13	1,937
Waters Corp. (a)	5	1,909
West Pharmaceutical Services Inc.	1	252
Westlake Chemical Corporation	3	275
Weyerhaeuser Company	25	1,044
Williams-Sonoma Inc.	2	419
Workday, Inc. - Class A (a)	6	1,506
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Xcel Energy Inc.	3	190
Xylem Inc.	4	456
Yum! Brands, Inc.	18	2,500
		558,184
United Kingdom 3.3%
3i Group plc	65	1,269
AlphaWave IP Group PLC (a) (b)	17	47
Anglo American PLC	5	196
Ascential Group Limited (a)	330	1,799
AstraZeneca PLC - ADR	30	1,720
AstraZeneca PLC	11	1,316
Atlassian Corporation PLC - Class A (a)	1	527
Auto Trader Group PLC	10	99
AVEVA Group plc	38	1,748
BAE Systems PLC	129	957
Barclays PLC	444	1,123
Barratt Developments P L C	39	398
boohoo Group PLC (a)	580	967
BP P.L.C. - ADR	22	586
BP P.L.C.	648	2,899
Burberry Group PLC	4	91
Evraz PLC	34	278
Experian PLC	45	2,201
Ferguson PLC	14	2,490
Hikma Pharmaceuticals Public Limited Company	51	1,532
Imperial Brands PLC	67	1,465
Informa Switzerland Limited (a)	86	602
Intermediate Capital Group PLC	64	1,897
International Consolidated Airlines Group, S.A. (a)	300	579
Janus Henderson Group PLC	14	587
Kingfisher Plc	142	649
Linde Public Limited Company	6	1,908
Lloyds Banking Group PLC	1,716	1,111
Next PLC	5	597
Nvent Electric Public Limited Company	13	513
Persimmon Public Limited Company	2	94
Relx PLC	12	376
Rio Tinto PLC - ADR	7	469
Rolls-Royce Holdings plc (a)	376	626
SEGRO Public Limited Company	80	1,551
Smith & Nephew PLC	5	81
Standard Chartered PLC	240	1,456
Taylor Wimpey PLC	63	150
Unilever PLC	31	1,675
		38,629
Japan 2.8%
Asahi Glass Co. Ltd. (b)	13	642
Astellas Pharma Inc.	13	210
Bridgestone Corp.	2	82
Brother Industries Ltd.	12	222
Canon Inc. (b)	16	384
CyberAgent Inc.	112	1,857
Dai-ichi Life Holdings, Inc.	4	77
Dainippon Sumitomo Pharma Co. Ltd.	7	75
Disco Corp.	—	91
Elecom Co.,Ltd.	21	271
Fujitsu Ltd.	5	786
Hitachi Ltd.	43	2,319
Honda Motor Co. Ltd.	41	1,161
Hoya Corp.	8	1,157
Iida Group Holdings Co., Ltd.	10	233
Isuzu Motors Ltd.	41	508
ITOCHU Corp.	3	83
KDDI Corp.	30	876
Keyence Corp.	1	377
Komatsu Ltd.	24	562
Lawson Inc.	3	157
M3, Inc.	1	70
Marubeni Corp.	101	984
MISUMI Group Inc.	19	768
Mitsubishi Chemical Holdings Corporation	26	196
Mitsubishi Corp.	42	1,352
Mitsubishi Electric Corp.	66	841
Mitsubishi UFJ Financial Group Inc.	54	292
Mitsui Chemicals Inc.	12	337
NGK Insulators Ltd.	5	81
Nintendo Co. Ltd.	1	560
Nippon Express Co. Ltd. (c)	4	264
Nippon Telegraph & Telephone Corp.	56	1,526
Nippon Yusen KK	2	168
Nitto Denko Corp.	10	756
Olympus Corp.	10	221
Oracle Corp. Japan	3	197
Osaka Gas Co. Ltd.	26	424
Otsuka Holdings Co., Ltd.	9	315
Panasonic Corp.	7	76
Persol Holdings Co., Ltd.	6	177
SCSK Corporation	4	83
Sekisui House Ltd.	27	584
Seria Co., Ltd.	21	600
Shimadzu Corp.	2	80
Shimano Inc.	—	80
Sony Corp.	6	781
Sumitomo Chemical Co. Ltd.	45	211
Sumitomo Metal Mining Co. Ltd.	31	1,164
Sumitomo Mitsui Financial Group Inc.	62	2,112
Sundrug Co. Ltd.	35	914
Taisei Corp.	26	784
Takeda Pharmaceutical Co. Ltd.	29	793
Tokyo Electron Ltd.	2	1,205
Tokyo Gas Co. Ltd.	27	479
Tosoh Corp.	18	265
Toyota Industries Corp.	4	297
Toyota Motor Corp.	19	343
Trend Micro Inc. (b)	1	78
Yamada Denki Co. Ltd. (b)	48	163
Yamaha Motor Co. Ltd. (b)	5	113
ZOZO, Inc.	9	281
		33,145
China 2.0%
3SBio Inc. (a) (d)	168	140
Alibaba Group Holding Limited (a) (d)	189	2,835
ANTA Sports Products Limited	13	195
Baidu, Inc. - Class A - ADR (a)	5	670
Bank of Beijing Co., Ltd. - Class A	163	114
China Feihe Limited (d)	231	311
China Hongqiao Group Limited	294	312
China International Capital Corporation (Hong Kong) Limited - Class H (d)	92	254
China Medical System Holdings Limited	183	306
China Merchants Bank Co., Ltd. - Class A	46	351
China Merchants Bank Co., Ltd. - Class H	51	400
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	12	89
China Overseas Land & Investment Ltd.	227	537
Chongqing Brewery Co., Ltd. - Class A (a)	3	73
Chongqing Zhifei Biological Products Co.,Ltd. - Class A	10	189
Contemporary Amperex Technology Co., Limited - Class A	3	268
CSPC Pharmaceutical Group Ltd.	691	751
Daqo New Energy Corp. - ADR (a)	8	335
Far East Horizon Limited	219	194
Foxconn Industrial Internet Co., Ltd. - Class A	53	100
GF Securities Co., Ltd. - Class A	45	174
GigaDevice Semiconductor (Beijing) Inc. - Class A	3	83
Gree Electric Appliances, Inc. of Zhuhai - Class A	77	448
Guangzhou Tinci Materials Technology Co., Ltd. - Class A (a)	8	135
Guotai Junan Securities Co., Ltd. - Class A	58	164
Haitong Securities Co., Ltd. - Class A	75	145
Haitong Securities Co., Ltd. - Class H	354	313
Hello Group Inc. - ADR (a)	19	175
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	20	101
Hengsheng Chemical Industry Co., Ltd. - Class A	17	81
Hua Xia Bank Co., Limited - Class A	99	87
Industrial Bank Co., Ltd. - Class A	163	487
Ingenic Semiconductor Co.,Ltd - Class A	3	65

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Jiugui Liquor Co., Ltd. - Class A	2	76
Lenovo Group Ltd.	580	665
Li Ning Company Limited	110	1,211
LONGi Green Energy Technology Co., Ltd. - Class A	18	246
Meituan Dianping - Class B (a) (d)	25	731
NetEase, Inc. - ADR	9	885
Nongfu Spring Co., Ltd. - Class H (d)	54	356
PICC Property & Casualty Co. Ltd. - Class H	752	614
Powerlong Real Estate Holdings Limited	183	96
Seazen Group Limited	242	163
SG Micro Corp. - Class A (a)	2	87
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	6	149
Silergy Corp.	1	182
Sinopec Engineering (Group) Co., Ltd. - Class H	708	350
Sinopharm Group Co. Ltd. - Class H	94	204
SITC International Holdings Company Limited	89	322
Sunny Optical Technology (Group) Company Limited	6	193
Suzhou Maxwell Technologies Co., Ltd. - Class A (a)	1	80
TBEA Company Ltd. - Class A	30	99
Tencent Holdings Limited	55	3,179
Tencent Music Entertainment Group - Class A - ADR (a)	26	178
Topsports International Holdings Limited (d)	205	207
Travelsky Technology Ltd. - Class H	44	74
Unigroup Guoxin Micro-Electronics Co., Ltd - Class A	2	63
Uni-President China Holdings Ltd	161	156
Wanhua Chemical Group Co.,Ltd. - Class A	21	337
WuXi AppTec Co., Ltd. - Class H (d)	19	330
Wuxi Biologics Cayman Inc (a) (d)	86	1,038
Yealink Network Technology Corporation Limited - Class A	7	83
Yum China Holdings, Inc.	9	439
Yunnan Energy New Material Co., Ltd. - Class A	4	161
Zhejiang Jingsheng Mechanical and Electrical Co., Ltd. - Class A (a)	6	68
Zhejiang Satellite Petrochemical Co. Ltd. - Class A (a)	13	84
Zijin Mining Group Co. Ltd. - Class H	102	121
		24,109
Netherlands 2.0%
Adyen B.V. (a) (d)	1	2,863
ASML Holding - ADR	3	2,417
ASML Holding	3	2,675
CNH Industrial N.V.	14	281
ING Groep N.V.	129	1,801
Just Eat Takeaway.Com N.V. (a) (d)	16	891
Koninklijke Ahold Delhaize N.V.	50	1,716
Koninklijke DSM N.V.	9	2,028
NN Group N.V.	7	367
NXP Semiconductors N.V.	14	3,263
Randstad NV	8	517
Royal Dutch Shell PLC - Class A - ADR	15	651
Royal Dutch Shell PLC - Class B	88	1,928
SBM Offshore N.V.	82	1,218
Wolters Kluwer NV - Class C	6	714
		23,330
Germany 1.8%
BASF SE - Class N	12	873
Bayer AG - Class N	29	1,570
Bayerische Motoren Werke AG	15	1,536
Continental AG (a)	8	808
Covestro AG (d)	26	1,619
CTS Eventim AG & Co. KGaA (a)	27	1,968
Deutsche Boerse AG - Class N	9	1,421
Deutsche Post AG - Class N	29	1,865
Deutsche Telekom AG - Class N	35	655
E.ON SE - Class N	146	2,033
Evotec SE (a)	24	1,156
Fresenius Medical Care AG & Co. KGaA	17	1,088
Fresenius SE & Co. KGaA	3	109
LEG Immobilien AG	5	697
MTU Aero Engines AG - Class N	9	1,775
Symrise AG	12	1,853
		21,026
Switzerland 1.6%
Adecco Group AG - Class N	32	1,645
Alcon AG	23	2,025
Coca-Cola HBC AG	2	85
Geberit AG - Class N	2	1,714
Nestle SA - Class N	9	1,223
Partners Group Holding AG	1	1,620
Roche Holding AG	—	87
Sika AG	5	1,876
Sonova Holding AG	2	778
STMicroelectronics NV	2	74
Straumann Holding AG - Class N	—	466
TE Connectivity Ltd. (d)	36	5,754
UBS Group AG	70	1,252
		18,599
Taiwan 1.1%
Cathay Financial Holding Co. Ltd.	691	1,565
Evergreen Marine Corp Taiwan Ltd.	153	792
Fubon Financial Holding Co. Ltd.	525	1,453
MediaTek Inc.	7	300
Novatek Microelectronics Corp.	35	680
Pou Chen Corp.	98	117
Realtek Semiconductor Corp.	13	272
Synnex Technology International Corp.	78	186
Taishin Financial Holding Co. Ltd.	410	281
Taiwan Semiconductor Manufacturing Co. Ltd.	295	6,560
Wan Hai Lines Ltd.	59	429
Yang Ming Marine Transport Corporation (a)	82	361
		12,996
South Korea 1.1%
Cheil Worldwide Inc.	4	70
DB Insurance Co. Ltd.	6	271
Hana Financial Group Inc.	34	1,190
Hankook Tire & Technology Co,. Ltd.	8	251
Hmm Co.,Ltd. (a)	8	188
KB Financial Group Inc.	46	2,122
Kia Motors Corp.	6	416
Korea Investment Holdings Co. Ltd.	3	181
Kumho Petro chemical Co. Ltd.	2	261
LG Corp.	1	68
POSCO	3	707
Samsung Electronics Co. Ltd.	62	4,104
Samsung Securities Co. Ltd.	2	66
Shinhan Financial Group Co. Ltd.	58	1,808
SK Telecom Co. Ltd.	1	70
Woori Financial Group Inc.	66	705
		12,478
France 0.9%
BNP Paribas SA	4	270
Cie de Saint-Gobain	14	999
Dassault Aviation	6	609
Electricite de France	29	343
Hermes International SCA	—	376
IPSEN	2	226
La Francaise Des Jeux (e)	7	292
L'Oreal SA	4	2,115
Pernod-Ricard SA	3	698
Sanofi SA	4	404
Sartorius Stedim Biotech	1	508
Societe Generale SA	35	1,192
Total SA (b)	18	903
Total SA - ADR	16	791
Valeo	33	984
Vivendi SA	18	238
		10,948
India 0.9%
ACC Limited	5	164
Adani Gas Limited	8	185
Apollo Hospitals Enterprise Limited	2	119

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Balkrishna Industries Ltd.	5	152
Colgate-Palmolive (India) Limited	4	70
Divi's Laboratories Ltd.	4	264
Havells India Limited	22	413
HCL Technologies Ltd.	34	607
Housing Development Finance Corp.	54	1,889
ICICI Bank Limited	55	550
Indraprastha Gas Limited	36	231
Infosys Ltd.	44	1,121
Marico Limited	66	459
Reliance Industries Ltd.	15	466
Tata Consultancy Services Limited	28	1,418
Tata Steel Ltd.	21	309
Tech Mahindra Limited	28	681
Titan Industries Ltd.	7	227
United Spirits Limited (a)	6	77
Wipro Ltd.	86	827
		10,229
Ireland 0.8%
Accenture Public Limited Company - Class A	17	6,970
James Hardie Industries Public Limited Company - CDI	3	138
Keywords Studios PLC	50	1,996
Medtronic Public Limited Company	5	517
		9,621
Denmark 0.8%
A P Moller - Maersk A/S - Class A	—	640
A P Moller - Maersk A/S - Class B	—	667
DSV Panalpina A/S	7	1,706
Genmab A/S (a)	5	1,798
GN Store Nord A/S	18	1,164
Novo Nordisk A/S - Class B	15	1,735
Pandora A/S	2	291
SimCorp A/S	15	1,616
		9,617
Spain 0.6%
Amadeus IT Group SA (d)	37	2,515
Banco Bilbao Vizcaya Argentaria, S.A.	142	842
Cellnex Telecom, S.A. (d)	27	1,570
Red Electrica Corporacion, S.A.	29	636
Tecnicas Reunidas, S.A. (a) (b)	23	179
Telefonica SA	240	1,049
		6,791
Australia 0.6%
Aristocrat Leisure Limited	10	318
BHP Group PLC	3	90
BlueScope Steel Ltd.	16	243
Cochlear Ltd.	9	1,413
Commonwealth Bank of Australia	11	839
CSL Ltd.	11	2,381
Fortescue Metals Group Ltd.	17	240
Goodman Funding Pty Ltd	48	936
Sonic Health Care Ltd.	3	90
		6,550
Hong Kong 0.5%
AIA Group Limited	127	1,282
Bosideng International Holdings Limited (b)	430	271
Chinasoft International Limited	108	141
CK Asset Holdings Limited	170	1,071
CK Hutchison Holdings Limited	232	1,499
Dali Foods Group Company Limited (d)	273	143
Hua Hong Semiconductor Limited (a) (d)	11	61
Kingboard Chemical Holdings Ltd.	89	433
Sino Biopharmaceutical Limted	558	391
Swire Pacific Ltd. - Class A (b)	72	411
Techtronic Industries Company Limited	23	468
Zhongsheng Group Holdings Limited	27	214
		6,385
Canada 0.5%
BCE Inc.	20	1,041
Canadian Pacific Railway Limited	15	1,057
Cenovus Energy Inc.	49	606
Shopify Inc. - Class A (a)	1	1,653
Wheaton Precious Metals Corp.	28	1,207
		5,564
Italy 0.3%
Assicurazioni Generali SpA (b)	31	649
DiaSorin S.p.A.	1	176
Exor Nederland N.V.	7	609
Finecobank Banca Fineco SPA	94	1,643
		3,077
Saudi Arabia 0.2%
Al Rajhi Banking and Investment Corporation	47	1,787
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	6	275
Mouwasat Medical Services Co.	3	135
Saudi International Petrochemical Company	41	462
		2,659
Israel 0.2%
Bank Leumi Le-Israel BM	24	263
Check Point Software Technologies Ltd (a)	2	233
CyberArk Software Ltd. (a)	12	1,993
		2,489
Russian Federation 0.2%
Mobile Telesystems PJSC - ADR	18	140
Public Joint Stock Company "Severstal"	21	452
Public Joint Stock Society "Fosagro" - GDR (d)	18	390
Public Joint Stock Society "Inter RAO UES"	4,602	262
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	196	568
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	2	591
		2,403
Sweden 0.2%
Investor Aktiebolag - Class B	73	1,832
Lundin Petroleum AB	14	499
		2,331
South Africa 0.2%
Aspen Pharmacare Holdings	32	450
Exxaro Resources Ltd.	30	293
Impala Platinum Holdings Limited	11	154
Mr Price Group	25	310
MTN Group Ltd. (a)	42	445
Naspers Ltd. - Class N	1	208
Sibanye Stillwater	23	70
		1,930
Thailand 0.2%
Advanced Info Service PLC.	105	721
Kasikornbank PCL	158	671
Krungthai Card Public Company Limited	118	208
Land and Houses Public Company Limited	448	118
Srisawad Corporation Public Company Limited	96	178
		1,896
Jersey 0.2%
Clarivate PLC (a)	79	1,858
Belgium 0.2%
Sofina	1	507
Umicore	33	1,344
		1,851
Argentina 0.1%
MercadoLibre S.R.L (a)	1	1,753
Mexico 0.1%
Arca Continental S.A.B. de C.V.	57	365
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	9	127
Grupo Aeroportuario del Sureste SAB de CV - Class B	10	199
Grupo Bimbo SAB de CV - Class A	166	512
Megacable Holdings, SAB de CV	38	129
Wal - Mart de Mexico, S.A.B. de C.V.	20	76
		1,408
Singapore 0.1%
DBS Group Holdings Ltd.	49	1,177
Luxembourg 0.1%
ArcelorMittal	28	893

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Eurofins Scientific SE	2	191
		1,084
Brazil 0.1%
JBS S/A	109	742
Philippines 0.1%
BDO Unibank, Inc.	70	166
International Container Terminal Services Inc.	123	483
Manila Electric Company	12	69
		718
Indonesia 0.1%
PT Kalbe Farma Tbk	1,431	162
PT. Bank Central Asia Tbk	528	271
United Tractors Tbk PT	160	248
		681
Poland 0.1%
Polski Koncern Naftowy Orlen S.A.	37	680
Hungary 0.1%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	53	410
OTP Bank Plc (a)	4	214
		624
Norway 0.0%
Equinor ASA	21	562
United Arab Emirates 0.0%
ALDAR Properties PJSC	486	528
Portugal 0.0%
Galp Energia, SGPS, S.A.	29	281
Jeronimo Martins, SGPS, S.A.	10	239
		520
Malaysia 0.0%
Kossan Rubber Industries Bhd	144	67
Nestle Bhd	9	286
Westports Holdings Berhad	134	130
		483
Turkey 0.0%
Akbank Turk Anonim Sirketi - Class A	338	184
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	91	128
Turkiye Sise ve Cam Fabrikalari A.S. - Class A	160	162
		474
Cayman Islands 0.0%
Herbalife Nutrition Ltd. (a)	9	360
Finland 0.0%
Orion Oyj - Class B	7	308
New Zealand 0.0%
Fisher & Paykel Healthcare Corp.	12	263
Austria 0.0%
Raiffeisen Bank International AG	9	257
Bermuda 0.0%
Assured Guaranty Ltd.	5	244
Greece 0.0%
Hellenic Telecommunications Organization SA - Class R	6	115
Jumbo S.A. - Class R	5	67
		182
Chile 0.0%
Cia Cervecerias Unidas SA	19	156
Total Common Stocks (cost $687,782)		841,899
GOVERNMENT AND AGENCY OBLIGATIONS 11.6%
United States of America 11.1%
Austin, City of
2.79%, 11/15/31	370	388
Beaverton, City of
5.00%, 04/01/33	250	324
California, State of
4.00%, 11/01/33	250	293
Clovis Unified School District
3.07%, 08/01/39	1,500	1,535
Federal Home Loan Mortgage Corporation
4.00%, 11/01/45 - 09/01/49	801	868
4.50%, 10/01/48 - 01/01/49	1,906	2,089
3.00%, 03/01/50	1,473	1,543
3.50%, 04/01/50	2,827	3,041
Federal National Mortgage Association, Inc.
2.00%, 07/01/36 - 12/01/51	10,594	10,703
2.50%, 07/01/36 - 12/01/51	8,088	8,283
1.50%, 01/01/37	717	720
3.50%, 11/01/46 - 11/01/50	2,672	2,839
4.00%, 05/01/48 - 01/01/50	2,520	2,731
4.50%, 12/01/48	600	653
3.00%, 07/01/50 - 11/01/51	5,730	5,976
Government National Mortgage Association
2.00%, 06/20/51 - 08/20/51	1,203	1,216
2.50%, 06/20/51 - 08/20/51	2,171	2,227
Illinois, State of
5.10%, 06/01/33	135	156
Massachusetts School Building Authority
4.00%, 11/15/35	150	172
Massachusetts, Commonwealth of
2.51%, 07/01/41	700	690
Metropolitan Transportation Authority
4.00%, 11/15/45	105	120
Pennsylvania, Commonwealth of
2.99%, 06/01/42	925	947
Portland, City of
4.00%, 04/01/32	265	299
San Antonio Water System
5.92%, 05/15/40	250	362
San Bernardino Community College District
2.69%, 08/01/41	715	719
2.86%, 08/01/49	415	416
Treasury, United States Department of
1.38%, 08/31/23 - 08/15/50	16,940	17,025
1.88%, 08/31/24	17,260	17,694
0.38%, 09/15/24 - 01/31/26	17,952	17,419
0.50%, 03/31/25	4,755	4,675
0.25%, 06/30/25	1,140	1,107
0.75%, 05/31/26	2,000	1,959
0.88%, 06/30/26	5,400	5,314
1.25%, 12/31/26 - 05/15/50	4,290	3,868
2.75%, 08/15/42 - 11/15/42	4,143	4,717
2.50%, 05/15/46	2,230	2,464
3.00%, 02/15/49	1,000	1,229
2.25%, 08/15/49	3,113	3,332
2.00%, 02/15/50	900	914
Trustees of the California State University
2.72%, 11/01/52	260	262
		131,289
Mexico 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.60%, 01/30/25	400	424
4.75%, 04/27/32	300	340
		764
Russian Federation 0.1%
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (e)	600	709
Panama 0.1%
Government of the Republic of Panama
3.75%, 04/17/26	650	690
Kazakhstan 0.1%
Kantselyariya Premer-Ministra Respubliki Kazakhstan, Gu
5.13%, 07/21/25 (e)	590	664
Indonesia 0.1%
Indonesia Government International Bond
4.35%, 01/08/27 (e)	400	446
The Republic of Indonesia, The Government of
4.13%, 01/15/25 (e)	200	215
		661

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Philippines 0.0%
The Philippines, Government of
3.95%, 01/20/40	540	603
Colombia 0.0%
Presidencia de la República de Colombia
5.00%, 06/15/45	600	541
Uruguay 0.0%
El Gobierno De La Republica Oriental Del Uruguay
4.50%, 08/14/24	500	529
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	200	199
6.55%, 03/14/37	200	272
		471
Romania 0.0%
Ministerul Finantelor Publice
5.13%, 06/15/48 (e)	260	307
Total Government And Agency Obligations (cost $139,515)		137,228
CORPORATE BONDS AND NOTES 8.1%
United States of America 6.1%
AbbVie Inc.
4.25%, 11/14/28	300	339
Aetna Inc.
4.50%, 05/15/42	400	474
AFLAC Incorporated
4.75%, 01/15/49	400	531
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	720
Altria Group, Inc.
3.40%, 05/06/30	750	778
Amazon.com, Inc.
4.05%, 08/22/47	600	731
Amgen Inc.
2.45%, 02/21/30	600	610
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	200	242
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	200	219
Anthem, Inc.
2.88%, 09/15/29	400	419
5.10%, 01/15/44	300	395
AT&T Inc.
3.50%, 06/01/41	400	411
Baker Hughes Holdings LLC
3.34%, 12/15/27	600	640
Bank of America Corporation
4.25%, 10/22/26	300	331
4.18%, 11/25/27	1,000	1,094
2.88%, 10/22/30	300	310
2.59%, 04/29/31	300	303
Bausch Health Companies Inc.
6.13%, 04/15/25 (e)	3,262	3,329
Bemis Company, Inc.
2.63%, 06/19/30	650	658
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51 (e)	200	217
Bristol-Myers Squibb Company
4.55%, 02/20/48	400	512
Burlington Northern Santa Fe, LLC
5.75%, 05/01/40	200	277
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,499
Capital One Financial Corporation
3.75%, 07/28/26	1,000	1,069
3.65%, 05/11/27	100	108
Carrier Global Corporation
2.72%, 02/15/30	300	307
Centene Corporation
3.00%, 10/15/30	300	304
CF Industries, Inc.
5.15%, 03/15/34	600	727
Charter Communications Operating, LLC
2.80%, 04/01/31	100	99
3.50%, 03/01/42	200	194
Chesapeake Energy Corporation
5.88%, 02/01/29 (e)	500	535
Cigna Holding Company
2.38%, 03/15/31	600	603
Citigroup Inc.
2.98%, 11/05/30	600	623
Comcast Corporation
4.25%, 01/15/33	400	467
3.90%, 03/01/38	200	226
Commonwealth Edison Company
4.00%, 03/01/48	500	591
CommScope Holding Company, Inc.
6.00%, 06/15/25 (e)	500	501
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	8,500	8,929
Continental Resources, Inc.
5.75%, 01/15/31 (e)	400	471
CSC Holdings, LLC
5.50%, 04/15/27 (e)	500	517
CSX Corporation
3.80%, 11/01/46	600	678
CVS Health Corporation
4.30%, 03/25/28	1,032	1,159
Diamond Sports Group, LLC
5.38%, 08/15/26 (e)	500	249
DIRECTV Financing, LLC
5.88%, 08/15/27 (e)	400	410
DISH DBS Corporation
5.88%, 07/15/22	1,500	1,525
5.25%, 12/01/26 (e)	500	508
Dollar Tree, Inc.
4.20%, 05/15/28	300	334
Duke Energy Corporation
2.45%, 06/01/30	50	50
3.75%, 09/01/46	500	536
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	1,000	1,050
Enterprise Products Operating LLC
3.13%, 07/31/29	300	319
2.80%, 01/31/30	300	313
ERP Operating Limited Partnership
4.50%, 07/01/44	200	252
Exelon Corporation
4.45%, 04/15/46	100	121
Exxon Mobil Corporation
2.61%, 10/15/30	100	104
Fidelity National Information Services, Inc.
2.25%, 03/01/31	500	489
Fiserv, Inc.
3.50%, 07/01/29	300	323
2.65%, 06/01/30	300	305
Flir Systems, Inc.
2.50%, 08/01/30	650	651
Ford Motor Credit Company LLC
5.13%, 06/16/25	2,000	2,181
Fox Corporation
4.71%, 01/25/29	300	343
HCA Inc.
4.13%, 06/15/29	600	662
JPMorgan Chase & Co.
2.52%, 04/22/31	200	202
2.96%, 05/13/31	400	414
4.95%, 06/01/45	200	260
KeyCorp
2.55%, 10/01/29	300	307
Kohl's Corporation
3.38%, 05/01/31 (f)	600	612
Las Vegas Sands Corp.
3.90%, 08/08/29	400	402
Lockheed Martin Corporation
3.80%, 03/01/45	200	229

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
M.D.C. Holdings, Inc.
2.50%, 01/15/31 (f)	200	194
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (b) (e)	1,500	1,496
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,042
Mohawk Industries, Inc.
3.63%, 05/15/30	400	428
Morgan Stanley
3.97%, 07/22/38	200	227
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (e)	900	914
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (e)	500	507
5.75%, 11/01/28 (e)	750	713
MPLX LP
4.13%, 03/01/27	600	656
MPT Operating Partnership, L.P.
3.50%, 03/15/31	100	101
New Golden Nugget Inc.
6.75%, 10/15/24 (b) (e)	1,000	1,000
Northrop Grumman Corporation
5.25%, 05/01/50	400	561
Occidental Petroleum Corporation
8.00%, 07/15/25	300	349
6.63%, 09/01/30	200	248
Phillips 66
3.30%, 03/15/52	150	151
Quest Diagnostics Incorporated
2.80%, 06/30/31	650	672
Radian Group Inc.
4.88%, 03/15/27	400	429
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	50	47
Roper Technologies, Inc.
2.00%, 06/30/30	600	577
Scih Salt Holdings Inc.
4.88%, 05/01/28 (e)	670	644
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	300	316
Sprint Corporation
7.63%, 03/01/26	1,500	1,799
Tenet Healthcare Corporation
6.13%, 10/01/28 (e)	2,000	2,113
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (e)	600	610
The Boeing Company
3.50%, 03/01/39	100	100
The Goldman Sachs Group, Inc.
2.60%, 02/07/30	600	610
The Kroger Co.
4.65%, 01/15/48	400	499
The Sherwin-Williams Company
2.30%, 05/15/30	800	802
The Southern Company
3.25%, 07/01/26	300	318
3.70%, 04/30/30 (g)	900	972
The Williams Companies, Inc.
3.50%, 11/15/30	50	53
T-Mobile USA, Inc.
3.75%, 04/15/27	200	217
3.30%, 02/15/51	200	195
United Parcel Service, Inc.
3.75%, 11/15/47	600	716
Univision Communications Inc.
5.13%, 02/15/25 (e)	1,500	1,515
Verizon Communications Inc.
2.85%, 09/03/41	550	543
Vistra Corp.
7.00%, (100, 12/15/26) (e) (h)	500	507
Wells Fargo & Company
2.88%, 10/30/30	600	624
WESCO Distribution, Inc.
7.13%, 06/15/25 (e)	600	635
WRKCo Inc.
3.90%, 06/01/28	600	658
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	1,000	1,034
		72,090
United Kingdom 0.4%
Ashtead Capital, Inc.
4.38%, 08/15/27 (e)	1,000	1,037
AstraZeneca PLC
4.00%, 09/18/42	400	477
BAT Capital Corp.
3.56%, 08/15/27	1,000	1,049
BP Capital Markets P.L.C.
3.72%, 11/28/28	300	330
HSBC Holdings PLC
2.01%, 09/22/28 (g)	300	293
2.36%, 08/18/31 (g)	200	195
Imperial Brands Finance PLC
3.50%, 07/26/26 (e) (f)	300	315
Royalty Pharma PLC
1.75%, 09/02/27	100	98
Vodafone Group Public Limited Company
6.15%, 02/27/37	500	679
		4,473
Bermuda 0.2%
Arch Capital Group Ltd.
3.64%, 06/30/50	500	537
Weatherford International Ltd.
6.50%, 09/15/28 (e)	1,325	1,403
8.63%, 04/30/30 (e)	400	412
		2,352
France 0.2%
Altice France Holding S.A.
5.50%, 10/15/29 (e)	1,000	990
AXA
8.60%, 12/15/30	100	146
BNP Paribas
3.05%, 01/13/31 (e) (g)	600	617
Orange SA
5.38%, 01/13/42	200	263
Societe Generale
1.79%, 06/09/27 (e) (g)	200	195
		2,211
Canada 0.2%
Canadian Natural Resources Limited
3.85%, 06/01/27	600	644
Manulife Financial Corporation
4.06%, 02/24/32	800	861
TransCanada PipeLines Limited
4.25%, 05/15/28	300	334
4.63%, 03/01/34	300	353
		2,192
Mexico 0.2%
America Movil, S.A.B. De C.V.
3.63%, 04/22/29	200	216
2.88%, 05/07/30	200	207
Coca-Cola FEMSA, S.A.B. de C.V.
5.25%, 11/26/43	600	772
Comision Federal de Electricidad
3.35%, 02/09/31 (e)	450	441
Kimberly - Clark De Mexico S.A.B. De C.V.
2.43%, 07/01/31 (e)	200	199
		1,835
Chile 0.1%
Banco de Chile
2.99%, 12/09/31 (e)	200	197
Cencosud S.A.
5.15%, 02/12/25 (e)	450	486
Colbun S.A.
3.95%, 10/11/27 (e)	400	423

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Corporacion Nacional del Cobre de Chile
4.50%, 08/01/47 (e)	200	231
		1,337
Cayman Islands 0.1%
Alibaba Group Holding Limited
2.13%, 02/09/31	200	193
Tencent Holdings Limited
2.39%, 06/03/30 (e)	1,000	980
		1,173
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (e)	1,000	1,085
China 0.1%
Alibaba Group Holding Limited
4.00%, 12/06/37	300	325
State Grid Overseas Investment Ltd.
3.50%, 05/04/27 (e)	600	648
		973
Singapore 0.1%
Flex Ltd.
4.88%, 05/12/30	700	798
Luxembourg 0.1%
Consolidated Energy Holdings, LLC
6.50%, 05/15/26 (e)	500	511
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (e)	200	202
		713
Colombia 0.1%
Bancolombia SA
3.00%, 01/29/25	500	501
Togo 0.1%
Banque Ouest Africaine De Developpement
5.00%, 07/27/27 (e)	450	497
Japan 0.0%
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	500	487
Ireland 0.0%
AerCap Ireland Capital Designated Activity Company
3.40%, 10/29/33	250	254
STERIS Irish FinCo Unlimited Company
2.70%, 03/15/31	200	202
		456
Egypt 0.0%
African Export-Import Bank
3.99%, 09/21/29 (e)	400	414
Austria 0.0%
Suzano Austria GmbH
3.13%, 01/15/32	300	294
Netherlands 0.0%
EDP Finance B.V.
1.71%, 01/24/28 (e)	300	292
Indonesia 0.0%
PT Pertamina (Persero)
4.70%, 07/30/49 (e)	200	219
India 0.0%
Export-Import Bank of India
3.25%, 01/15/30 (e)	200	203
Virgin Islands (British) 0.0%
Sinopec Group Overseas Development (2018) Limited
3.35%, 05/13/50 (e)	200	202
Italy 0.0%
UniCredit S.p.A.
1.98%, 06/03/27 (e)	200	195
Total Corporate Bonds And Notes (cost $93,513)		94,992
EQUITY LINKED STRUCTURED NOTES 2.8%
United States of America 2.6%
BNP Paribas Issuance B.V.
(MetLife, Inc.) (i)	22	1,403
Citigroup Global Markets Holdings Inc.
(Texas Instruments Incorporated) (j)	17	3,096
(JPMorgan Chase & Co.) (j)	12	1,857
Credit Suisse AG
(Bank of America Corporation) (j)	50	2,110
(Intel Corporation) (j)	17	879
(S&P 500 Index) (c) (j)	—	1,532
Goldman Sachs International
(Union Pacific Corporation) (j)	5	1,074
(Texas Instruments Incorporated)	10	1,907
J.P. Morgan Structured Products B.V.
(CVS Health Corporation) (j)	20	1,600
Merrill Lynch International & Co. C.V.
(Amazon.com, Inc.) (j)	1	2,009
Mizuho Markets Cayman LP
(JPMorgan Chase & Co.) (j)	6	936
(Microchip Technology Incorporated) (e) (j)	2	326
Morgan Stanley Finance II Ltd
(Comcast Corporation) (j)	25	1,281
National Bank of Canada
(General Motors Company) (j)	45	2,314
(Air Products and Chemicals, Inc. ) (e) (j)	3	877
Royal Bank of Canada
(Schlumberger N.V.) (e) (j)	30	903
(Cisco Systems, Inc.) (j)	22	1,300
(CVS Health Corporation) (e) (j)	15	1,452
Societe Generale
(Workday, Inc.) (j)	5	1,266
UBS AG
(Morgan Stanley) (j)	15	1,264
(Chevron Corporation) (j)	15	1,621
		31,007
Canada 0.1%
Citigroup Global Markets Holdings Inc.
(Barrick Gold Corporation) (j)	50	957
United Kingdom 0.1%
National Bank of Canada
(Rio Tinto PLC) (j)	13	892
Total Equity Linked Structured Notes (cost $31,306)		32,856
INVESTMENT COMPANIES 1.4%
United States of America 1.4%
iShares Core MSCI Emerging Markets ETF	92	5,482
Schwab U.S. TIPs ETF (b)	183	11,487
Total Investment Companies (cost $17,238)		16,969
PREFERRED STOCKS 1.2%
United States of America 0.8%
American Electric Power Company, Inc., 6.13%, 03/15/22 (g)	17	852
Broadcom Inc., 8.00%, 09/30/22 (g)	1	1,743
Dominion Energy, Inc., 7.25%, 06/01/22 (g)	20	2,013
DTE Energy Company, 6.25%, 11/01/22 (g)	30	1,540
K.K.R. Co., Inc., 6.00%, 09/15/23 (g)	4	354
NextEra Energy, Inc., 5.28%, 03/01/23 (b) (g)	25	1,438
The Southern Company, 6.75%, 08/01/22 (g)	25	1,344
		9,284
Switzerland 0.2%
Roche Holding AG	7	2,713
Brazil 0.2%
Banco Bradesco S.A. (g)	75	260
Gerdau SA	74	361
Itau Unibanco Holding S.A. (g)	384	1,444
		2,065
Germany 0.0%
Bayerische Motoren Werke AG	4	319
Sartorius AG	—	211
		530
Total Preferred Stocks (cost $12,559)		14,592

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United States of America 0.4%
American Airlines, Inc.
Series 2016-A-3, 3.25%, 10/15/28	424	404
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 0.78%, (1 Month USD LIBOR + 0.69%), 11/15/38 (j)	340	339
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-B-VOLT, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 09/15/23 (j)	370	367
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	485	487
Series 2019-A2-A2, 1.72%, 08/15/22	1,000	1,008
Discover Card Execution Note Trust
Series 2019-A1-A1, 3.04%, 01/18/22	400	400
New Economy Assets Phase 1 Sponsor LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	750	731
United Airlines 2019-2 Class A Pass Through Trust
Series 2019-A-2, REMIC, 2.90%, 05/01/28	186	180
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	452	493
United Airlines Inc. Pass-Through Trust
Series 2016-A-1, 3.45%, 07/07/28	79	79
United Airlines Pass Through Trust 2020-1B
Series 2020-B-1, 4.88%, 01/15/26	224	233
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,674)		4,721
RIGHTS 0.0%
China 0.0%
Seazen Group Limited (a) (k)	12	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.8%
Blackrock Liquidity Funds, 0.01% (l)	2,996	2,996
JNL Government Money Market Fund, 0.01% (l) (m)	30,188	30,188
		33,184
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.03% (l) (m)	5,414	5,414
Total Short Term Investments (cost $38,598)		38,598
Total Investments 100.2% (cost $1,025,185)		1,181,855
Other Derivative Instruments (0.0)%		(115)
Other Assets and Liabilities, Net (0.2)%		(2,707)
Total Net Assets 100.0%		1,179,033

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $47,305 and 4.0% of the Fund.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

(m) Investment in affiliate.

JNL/Franklin Templeton Growth Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Templeton Global Bond Fund - Class R6	11,144	144	10,861	188	(1,329)	902	—	—

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	10/07/21	158	140	—
Adyen B.V.	11/01/19	786	2,863	0.3
Alibaba Group Holding Limited	04/30/21	4,850	2,835	0.3
Amadeus IT Group SA	08/18/20	2,232	2,515	0.2
Cellnex Telecom, S.A.	07/21/20	1,588	1,570	0.1
China Feihe Limited	07/08/21	413	311	—
China International Capital Corporation (Hong Kong) Limited - Class H	12/03/21	242	254	—
Covestro AG	04/06/20	1,435	1,619	0.2
Dali Foods Group Company Limited	06/26/19	165	143	—
Hua Hong Semiconductor Limited	08/05/21	70	61	—
Just Eat Takeaway.Com N.V.	01/21/21	1,538	891	0.1
Meituan Dianping - Class B	07/07/20	804	731	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nongfu Spring Co., Ltd. - Class H	08/05/21	295	356	—
Public Joint Stock Society "Fosagro"	07/07/20	269	390	—
TE Connectivity Ltd.	06/25/19	4,526	5,754	0.5
Topsports International Holdings Limited	05/27/20	277	207	—
WuXi AppTec Co., Ltd. - Class H	04/08/21	339	330	—
Wuxi Biologics Cayman Inc	06/15/20	899	1,038	0.1
		20,886	22,008	1.9

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	42	March 2022	2,564	(15)	11
S&P 500 Index	57	March 2022	13,402	(39)	159
				(54)	170
Short Contracts
United States 10 Year Note	(18)	March 2022	(2,355)	(2)	7
United States Long Bond	(20)	March 2022	(3,164)	(11)	(44)
				(13)	(37)

JNL/Franklin Templeton Growth Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.81	1.00	06/20/26	(225)	3	1	2
Nordstrom Inc. (Q)	JPM	3.40	1.00	12/20/26	(475)	(51)	(42)	(9)
					(700)	(48)	(41)	(7)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	601,482	240,153	264	841,899
Government And Agency Obligations	—	137,228	—	137,228
Corporate Bonds And Notes	—	94,992	—	94,992
Equity Linked Structured Notes	—	31,324	1,532	32,856
Investment Companies	16,969	—	—	16,969
Preferred Stocks	14,592	—	—	14,592
Non-U.S. Government Agency Asset-Backed Securities	—	4,721	—	4,721
Rights	—	—	—	—
Short Term Investments	38,598	—	—	38,598
	671,641	508,418	1,796	1,181,855
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	177	—	—	177
OTC Credit Default Swap Agreements	—	2	—	2
	177	2	—	179
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(44)	—	—	(44)
OTC Credit Default Swap Agreements	—	(9)	—	(9)
	(44)	(9)	—	(53)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
COMMON STOCKS 48.5%
Health Care 9.9%
AbbVie Inc.	250	33,850
Amgen Inc.	35	7,874
AstraZeneca PLC - ADR	150	8,737
Bristol-Myers Squibb Company	400	24,940
Johnson & Johnson	150	25,660
Medtronic Public Limited Company	40	4,138
Merck & Co., Inc.	350	26,824
Pfizer Inc.	633	37,400
		169,423
Utilities 9.8%
American Electric Power Company, Inc.	135	12,011
Dominion Energy, Inc.	350	27,496
DTE Energy Company	70	8,368
Duke Energy Corporation	245	25,700
Edison International	280	19,110
Exelon Corporation	100	5,776
Sempra Energy	179	23,681
The Southern Company	650	44,577
Xcel Energy Inc.	25	1,693
		168,412
Energy 6.0%
BP P.L.C. - ADR	200	5,326
Chevron Corporation	300	35,205
Civitas Resources, Inc.	33	1,592
Exxon Mobil Corporation	600	36,714
Royal Dutch Shell PLC - Class A - ADR	150	6,510
Total SA - ADR	300	14,838
Weatherford International Public Limited Company (a)	100	2,772
		102,957
Financials 5.6%
Bank of America Corporation	250	11,122
Barclays PLC	2,500	6,329
Citigroup Inc.	150	9,058
JPMorgan Chase & Co.	120	19,002
MetLife, Inc.	150	9,373
Morgan Stanley	120	11,779
Truist Financial Corporation	285	16,687
U.S. Bancorp	220	12,357
		95,707
Consumer Staples 5.1%
PepsiCo, Inc.	125	21,714
Philip Morris International Inc.	152	14,424
Procter & Gamble Co.	135	22,083
The Coca-Cola Company	365	21,612
Unilever PLC	150	8,026
		87,859
Industrials 5.1%
Cummins Inc.	40	8,726
Honeywell International Inc.	70	14,596
Lockheed Martin Corporation	50	17,770
Raytheon BBN Technologies Corp.	125	10,757
Union Pacific Corporation	75	18,895
United Parcel Service Inc. - Class B	75	16,075
		86,819
Communication Services 2.7%
BCE Inc.	180	9,365
Comcast Corporation - Class A	100	5,033
Verizon Communications Inc.	600	31,176
		45,574
Information Technology 2.6%
Analog Devices, Inc.	40	7,031
Intel Corporation	413	21,267
International Business Machines Corporation	125	16,691
Kyndryl Holdings, Inc. (a)	25	452
		45,441
Materials 1.4%
Air Products and Chemicals, Inc.	37	11,258
BASF SE - Class N	110	7,747
Rio Tinto PLC - ADR (b)	70	4,686
		23,691
Consumer Discretionary 0.3%
The Home Depot, Inc.	12	4,980
Total Common Stocks (cost $655,214)		830,863
CORPORATE BONDS AND NOTES 26.5%
Health Care 9.7%
AbbVie Inc.
3.80%, 03/15/25	7,500	7,992
Bausch Health Companies Inc.
6.13%, 04/15/25 (c)	3,834	3,913
5.50%, 11/01/25 (c)	2,220	2,254
9.00%, 12/15/25 (c)	2,500	2,634
5.00%, 01/30/28 - 02/15/29 (c)	10,000	9,047
4.88%, 06/01/28 (c)	4,000	4,104
Bristol-Myers Squibb Company
3.40%, 07/26/29	3,500	3,828
Community Health Systems, Inc.
6.63%, 02/15/25 (c)	31,800	32,913
8.00%, 03/15/26 (c)	40,000	42,021
6.88%, 04/15/29 (c)	3,000	3,064
6.13%, 04/01/30 (c)	1,000	989
CVS Health Corporation
4.10%, 03/25/25	505	544
4.30%, 03/25/28	3,500	3,930
5.05%, 03/25/48	1,600	2,089
Endo Designated Activity Company
5.88%, 10/15/24 (c)	2,500	2,462
9.50%, 07/31/27 (c)	1,448	1,471
6.00%, 06/30/28 (c)	1,827	1,364
HCA Inc.
5.88%, 05/01/23	7,500	7,941
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (c)	4,000	4,062
Mylan N.V.
3.95%, 06/15/26	2,700	2,913
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	4,724	4,826
Tenet Healthcare Corporation
6.75%, 06/15/23	20,000	21,399
		165,760
Communication Services 4.5%
Altice France Holding S.A.
5.50%, 10/15/29 (c)	7,500	7,425
AT&T Inc.
4.13%, 02/17/26	5,000	5,453
CCO Holdings, LLC
5.50%, 05/01/26 (c)	900	928
5.13%, 05/01/27 (c)	3,300	3,416
CSC Holdings, LLC
5.50%, 04/15/27 (c)	5,000	5,170
Diamond Sports Group, LLC
5.38%, 08/15/26 (c)	5,000	2,493
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	4,500	4,610
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,661
5.00%, 03/15/23	11,000	11,269
5.25%, 12/01/26 (c)	4,000	4,063
Netflix, Inc.
4.38%, 11/15/26	5,000	5,548
Sprint Corporation
6.00%, 11/15/22	4,200	4,369
7.13%, 06/15/24	5,500	6,178
Univision Communications Inc.
6.63%, 06/01/27 (c)	5,500	5,921
		76,504
Financials 3.3%
Bank of America Corporation
6.10%, (100, 03/17/25) (d)	4,000	4,329
6.25%, (100, 09/05/24) (b) (d)	2,500	2,697
3.42%, 12/20/28	7,500	8,010

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Capital One Financial Corporation
4.20%, 10/29/25	7,500	8,157
Citigroup Inc.
4.13%, 07/25/28	7,500	8,240
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	10,904
JPMorgan Chase & Co.
3.45%, (3 Month USD LIBOR + 3.32%), (100, 01/01/22) (d) (e)	1,900	1,900
3.60%, (3 Month USD LIBOR + 3.47%), (100, 01/30/22) (d) (e)	2,833	2,829
5.15%, (100, 05/01/23) (d)	1,800	1,848
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,818
		55,732
Energy 2.3%
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	4,000	3,999
9.25%, 07/15/24 (c)	1,944	2,105
11.00%, 04/15/25 (c)	7,000	7,602
Chesapeake Energy Corporation
5.88%, 02/01/29 (c)	3,000	3,212
Civitas Resources, Inc.
7.50%, 04/30/26	1,043	1,045
Occidental Petroleum Corporation
8.00%, 07/15/25	2,000	2,325
6.63%, 09/01/30	2,000	2,476
Weatherford International Ltd.
11.00%, 12/01/24 (c)	582	600
6.50%, 09/15/28 (c)	5,500	5,822
8.63%, 04/30/30 (c)	10,000	10,311
		39,497
Consumer Discretionary 2.2%
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	7,500	7,878
Ford Motor Company
4.35%, 12/08/26	5,000	5,454
General Motors Company
5.15%, 04/01/38	3,500	4,215
New Golden Nugget Inc.
6.75%, 10/15/24 (b) (c)	8,000	8,002
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	9,823
5.25%, 05/15/27 (c)	2,000	2,041
		37,413
Industrials 1.9%
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	11,000	10,969
TransDigm Inc.
6.25%, 03/15/26 (c)	5,000	5,196
United Rentals (North America), Inc.
4.88%, 01/15/28	4,000	4,203
United Technologies Corporation
3.95%, 08/16/25	7,000	7,586
WESCO Distribution, Inc.
7.13%, 06/15/25 (c)	5,000	5,295
		33,249
Information Technology 1.0%
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	5,275	5,281
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (c)	5,000	5,067
5.75%, 11/01/28 (c)	8,000	7,605
		17,953
Consumer Staples 0.9%
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	3,000	3,202
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,599
3.56%, 08/15/27	10,000	10,493
		16,294
Materials 0.4%
Consolidated Energy Holdings, LLC
6.50%, 05/15/26 (c)	5,000	5,108
Scih Salt Holdings Inc.
4.88%, 05/01/28 (c)	2,000	1,923
		7,031
Utilities 0.3%
Vistra Corp.
7.00%, (100, 12/15/26) (c) (d)	4,400	4,464
Total Corporate Bonds And Notes (cost $432,677)		453,897
EQUITY LINKED STRUCTURED NOTES 14.0%
BNP Paribas Issuance B.V.
(MetLife, Inc.) (f)	210	13,091
Citigroup Global Markets Holdings Inc.
(Texas Instruments Incorporated) (e)	92	16,755
(JPMorgan Chase & Co.) (e)	99	15,321
(Barrick Gold Corporation) (e)	474	9,084
(Ford Motor Company) (e)	435	8,901
Credit Suisse AG
(Morgan Stanley ) (e)	115	10,426
(Bank of America Corporation) (e)	485	20,467
(Intel Corporation) (e)	170	8,794
Goldman Sachs International
(Texas Instruments Incorporated)	78	14,944
J.P. Morgan Structured Products B.V.
(CVS Health Corporation) (e)	175	13,996
Merrill Lynch International & Co. C.V.
(Amazon.com, Inc.) (e)	6	19,088
Mizuho Markets Cayman LP
(JPMorgan Chase & Co.) (e)	42	6,607
(Microchip Technology Incorporated) (c) (e)	20	3,256
Morgan Stanley Finance II Ltd
(Comcast Corporation) (e)	242	12,422
National Bank of Canada
(General Motors Company) (e)	235	12,082
(Air Products and Chemicals, Inc. ) (c) (e)	16	4,677
(Rio Tinto PLC) (e)	128	9,064
Royal Bank of Canada
(CVS Health Corporation) (c) (e)	153	14,768
Societe Generale
(Workday, Inc.) (e)	45	11,398
UBS AG
(Chevron Corporation) (e)	140	15,332
Total Equity Linked Structured Notes (cost $234,345)		240,473
GOVERNMENT AND AGENCY OBLIGATIONS 4.1%
U.S. Treasury Note 4.1%
Treasury, United States Department of
2.75%, 04/30/23	20,000	20,584
0.38%, 09/15/24 (b)	35,000	34,502
0.75%, 05/31/26	15,000	14,693
		69,779
Mortgage-Backed Securities 0.0%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	813	879
Total Government And Agency Obligations (cost $70,533)		70,658
PREFERRED STOCKS 3.3%
Utilities 2.2%
American Electric Power Company, Inc., 6.13%, 03/15/22 (g)	150	7,518
Dominion Energy, Inc., 7.25%, 06/01/22 (g)	85	8,554
DTE Energy Company, 6.25%, 11/01/22 (g)	135	6,931
NextEra Energy, Inc., 5.28%, 03/01/23 (b) (g)	250	14,385
		37,388
Information Technology 0.9%
Broadcom Inc., 8.00%, 09/30/22 (b) (g)	8	16,603
Financials 0.2%
K.K.R. Co., Inc., 6.00%, 09/15/23 (b) (g)	33	3,027
Total Preferred Stocks (cost $43,600)		57,018

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	4,065	4,440
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,065)		4,440
SHORT TERM INVESTMENTS 4.3%
Investment Companies 2.7%
JNL Government Money Market Fund, 0.01% (h) (i)	46,291	46,291
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund, 0.03% (h) (i)	28,022	28,022
Total Short Term Investments (cost $74,313)		74,313
Total Investments 101.0% (cost $1,514,747)		1,731,662
Other Assets and Liabilities, Net (1.0)%		(17,584)
Total Net Assets 100.0%		1,714,078

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $283,357 and 16.5% of the Fund.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	808,761	22,102	—	830,863
Corporate Bonds And Notes	—	453,897	—	453,897
Equity Linked Structured Notes	—	240,473	—	240,473
Government And Agency Obligations	—	70,658	—	70,658
Preferred Stocks	57,018	—	—	57,018
Non-U.S. Government Agency Asset-Backed Securities	—	4,440	—	4,440
Short Term Investments	74,313	—	—	74,313
	940,092	791,570	—	1,731,662

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.5%
Information Technology 29.1%
Apple Inc.	311	55,284
Applied Materials, Inc.	806	126,887
Automatic Data Processing, Inc.	316	77,815
Broadcom Inc.	106	70,687
Cadence Design Systems Inc. (a)	132	24,576
Cisco Systems, Inc.	1,276	80,878
Fidelity National Information Services, Inc.	109	11,930
FleetCor Technologies Inc. (a)	36	8,080
Fortinet, Inc. (a)	257	92,222
Gartner Inc. (a)	149	49,857
Global Payments Inc.	96	12,971
HP Inc.	2,156	81,219
Intel Corporation	1,072	55,231
International Business Machines Corporation	269	36,021
Intuit Inc.	35	22,527
Juniper Networks, Inc.	2,435	86,961
KLA-Tencor Corp.	312	134,120
Kyndryl Holdings, Inc. (a)	49	878
Lam Research Corp.	176	126,422
Microsoft Corporation	212	71,310
NetApp, Inc.	1,635	150,390
NVIDIA Corporation	206	60,464
Oracle Corporation	533	46,466
Qualcomm Incorporated	497	90,918
Seagate Technology Holdings Public Limited Company	1,264	142,849
Texas Instruments Incorporated	406	76,520
The Western Union Company	5,697	101,631
Trimble Inc. (a)	249	21,705
		1,916,819
Health Care 13.3%
Amgen Inc.	241	54,303
Anthem, Inc.	61	28,337
Biogen Inc. (a)	70	16,833
Bio-Rad Laboratories, Inc. - Class A (a)	30	22,915
Cardinal Health, Inc.	2,195	113,013
Charles River Laboratories International Inc. (a)	115	43,435
Cigna Holding Company	48	10,951
Danaher Corporation	85	27,869
Eli Lilly & Co.	452	124,882
Gilead Sciences, Inc.	498	36,163
HCA Healthcare, Inc.	194	49,838
Johnson & Johnson	147	25,062
Laboratory Corporation of America Holdings (a)	157	49,342
McKesson Corporation	171	42,440
Merck & Co., Inc.	715	54,789
Organon & Co.	41	1,236
PerkinElmer Inc.	148	29,725
Pfizer Inc.	568	33,524
Quest Diagnostics Incorporated	156	26,924
Regeneron Pharmaceuticals, Inc. (a)	69	43,524
Thermo Fisher Scientific Inc.	41	27,586
Universal Health Services Inc. - Class B	80	10,356
		873,047
Consumer Discretionary 12.4%
Advance Auto Parts, Inc.	103	24,827
Amazon.com, Inc. (a)	6	20,053
Aptiv PLC (a)	278	45,905
AutoZone, Inc. (a)	20	42,657
Best Buy Co., Inc.	699	71,009
Darden Restaurants Inc.	162	24,402
Genuine Parts Co.	389	54,588
Hasbro, Inc.	350	35,579
Leggett & Platt Inc.	768	31,624
Lennar Corporation - Class A	221	25,666
LKQ Corporation	867	52,053
Lowe`s Companies, Inc.	229	59,233
Mohawk Industries Inc. (a)	176	32,028
O'Reilly Automotive, Inc. (a)	73	51,775
Pulte Homes Inc.	445	25,464
PVH Corp.	224	23,871
Tapestry Inc.	866	35,177
The Home Depot, Inc.	199	82,780
Tractor Supply Co.	218	52,119
VF Corp.	159	11,659
Whirlpool Corporation	52	12,310
		814,779
Financials 9.7%
Ameriprise Financial, Inc.	85	25,546
AON Public Limited Company - Class A	248	74,452
BlackRock, Inc.	27	24,577
Capital One Financial Corporation	142	20,615
Cincinnati Financial Corporation	381	43,427
Comerica Inc.	277	24,082
Discover Financial Services	595	68,709
Huntington Bancshares Incorporated	770	11,869
Invesco Ltd.	926	21,325
Moody's Corp.	97	37,996
Morgan Stanley	242	23,802
People's United Financial Inc.	726	12,940
Progressive Corp.	1,067	109,521
Prudential Financial Inc.	231	24,996
SVB Financial Group (a)	108	73,046
Unum Group	821	20,163
Wells Fargo & Company	478	22,940
		640,006
Communication Services 8.8%
Activision Blizzard, Inc.	195	12,948
Alphabet Inc. - Class A (a)	29	84,860
Comcast Corporation - Class A	229	11,502
Discovery, Inc. - Series A (a) (b)	957	22,533
Interpublic Group of Cos. Inc.	4,399	164,731
Netflix, Inc. (a)	36	21,440
Omnicom Group Inc.	1,885	138,131
Verizon Communications Inc.	1,837	95,450
ViacomCBS Inc. - Class B	854	25,786
		577,381
Consumer Staples 6.5%
Altria Group, Inc.	743	35,190
Archer-Daniels-Midland Company	720	48,650
Colgate-Palmolive Co.	845	72,115
Estee Lauder Cos. Inc. - Class A	138	50,970
Kimberly-Clark Corporation	311	44,436
Philip Morris International Inc.	239	22,695
Target Corporation	299	69,314
The Clorox Company	103	17,919
The Kroger Co.	311	14,066
Tyson Foods Inc. - Class A	446	38,869
Walgreens Boots Alliance, Inc.	237	12,377
		426,601
Industrials 6.4%
3M Company	188	33,307
Deere & Company	53	18,275
Equifax Inc.	82	23,879
Huntington Ingalls Industries Inc.	121	22,642
JB Hunt Transport Services Inc.	120	24,427
Johnson Controls International Public Limited Company	314	25,497
Lockheed Martin Corporation	287	102,071
Quanta Services, Inc.	423	48,465
Snap-On Inc.	158	34,092
Textron Inc.	166	12,793
United Parcel Service Inc. - Class B	114	24,419
United Rentals Inc. (a)	67	22,100
W. W. Grainger, Inc.	51	26,684
		418,651
Energy 3.5%
Devon Energy Corporation	465	20,471
EOG Resources, Inc.	1,152	102,314
Marathon Petroleum Corporation	391	25,013
ONEOK, Inc.	1,098	64,524
The Williams Companies, Inc.	815	21,214
		233,536

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Real Estate 3.3%
CBRE Group, Inc. - Class A (a)	363	39,398
Equinix, Inc.	29	24,276
Essex Property Trust Inc.	36	12,824
Simon Property Group, Inc.	149	23,881
SL Green Realty Corp.	295	21,126
Vornado Realty Trust	569	23,836
Weyerhaeuser Company	1,792	73,785
		219,126
Utilities 3.3%
American Water Works Company, Inc.	131	24,810
Duke Energy Corporation	224	23,509
Exelon Corporation	951	54,910
FirstEnergy Corp.	607	25,228
NRG Energy, Inc.	908	39,133
PPL Corporation	1,622	48,762
		216,352
Materials 3.2%
Albemarle Corporation	118	27,668
Amcor Plc	930	11,171
Avery Dennison Corporation	208	45,080
Eastman Chemical Co.	92	11,077
International Paper Company	200	9,415
LyondellBasell Industries N.V. - Class A	381	35,146
Nucor Corporation	629	71,856
Sylvamo Corporation (a)	20	546
		211,959
Total Common Stocks (cost $6,023,390)		6,548,257
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (c) (d)	25,581	25,581
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	23,015	23,015
Total Short Term Investments (cost $48,596)		48,596
Total Investments 100.3% (cost $6,071,986)		6,596,853
Other Derivative Instruments (0.0)%		(111)
Other Assets and Liabilities, Net (0.3)%		(16,434)
Total Net Assets 100.0%		6,580,308

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Goldman Sachs 4 Fund – Long Term Investments in Affiliates

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds* ($)	Distributions from Funds($)	Realized Gain/Loss from Sales*($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Goldman Sachs 4 Fund
JNL/Goldman Sachs Competitive Advantage Fund - Class I	1,344,287	5,252	1,507,865	—	533,293	(374,967)	—	—
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	1,386,146	—	1,611,998	—	224,575	1,277	—	—
JNL/Goldman Sachs Intrinsic Value Fund - Class I	1,388,767	—	1,684,683	—	367,659	(71,743)	—	—
JNL/Goldman Sachs Total Yield Fund - Class I	1,394,086	—	1,666,584	—	328,672	(56,174)	—	—
	5,513,286	5,252	6,471,130	—	1,454,199	(501,607)	—	—

*Amounts include the following Sales Proceeds and Realized Gain/Loss, respectively, resulting from in-kind transactions: JNL/Goldman Sachs Competitive Advantage Fund - $1,507,865 and $533,293, JNL/Goldman Sachs Dividend Income & Growth Fund - $1,536,867 and $219,388, JNL/Goldman Sachs Intrinsic Value Fund - $1,535,423 and $344,956, JNL/Goldman Sachs Total Yield Fund - $1,534,924 and $313,078.

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	161	March 2022	37,687	(111)	619

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	6,548,257	—	—	6,548,257
Short Term Investments	48,596	—	—	48,596
	6,596,853	—	—	6,596,853
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	619	—	—	619
	619	—	—	619

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 94.7%
India 26.8%
Bajaj Finance Limited	185	17,290
HDFC Bank Limited	519	10,298
Hindalco Industries Limited	793	5,087
Housing Development Finance Corp.	1,458	50,607
ICICI Bank Limited	1,376	13,698
Infosys Ltd. - ADR	1,751	44,330
Infosys Ltd.	1,065	26,981
JSW Steel Limited	567	5,014
Reliance Industries Limited - GDR (a)	61	3,883
Reliance Industries Ltd.	972	31,025
State Bank of India	2,331	14,455
Sun Pharmaceutical Industries Ltd.	809	9,211
Tata Consultancy Services Limited	253	12,709
Tata Steel Ltd.	477	7,151
		251,739
Russian Federation 14.7%
Gazprom, Pao	5,625	25,773
Public Joint Stock Company "Severstal"	218	4,654
Public Joint Stock Society "Polyus"	72	12,528
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR	576	17,776
Public Joint Stock Society Oil Company "Lukoil"	249	21,914
Public Joint Stock Society Oil Company "Rosneft"	2,888	22,896
Sberbank of Russia	8,255	32,228
		137,769
China 12.9%
Baoshan Iron & Steel Co., Ltd. - Class A	6,697	7,522
Beijing Oriental Yuhong Waterproof Technology Co.,Ltd. - Class A	517	4,264
Centre Testing International Group Co., Ltd. - Class A	267	1,123
China Construction Bank Corporation - Class H	7,936	5,496
China Merchants Bank Co., Ltd. - Class H	3,882	30,164
China Yangtze Power Co., Ltd. - Class A	470	1,674
JD.com, Inc. - Class A - ADR (b)	184	12,876
Kweichow Moutai Co. Ltd. - Class A	36	11,465
Li Ning Company Limited	532	5,832
NetEase, Inc.	412	8,310
PetroChina Company Limited - Class H	31,693	14,094
Tencent Holdings Limited	162	9,401
Wuliangye Yibin Co., Ltd. - Class A	138	4,812
WuXi AppTec Co., Ltd. - Class A	251	4,665
		121,698
Taiwan 8.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,573	79,417
Netherlands 5.3%
ASML Holding	24	19,631
Heineken NV	267	30,064
		49,695
Brazil 4.9%
Petroleo Brasileiro S/A Petrobras. - ADR	2,531	27,791
Vale S.A.	1,318	18,357
		46,148
South Korea 4.7%
POSCO	20	4,606
Samsung Electronics Co. Ltd.	489	32,131
SK Square Co., Ltd. (b)	59	3,253
SK Telecom Co. Ltd.	89	4,329
		44,319
United States of America 3.8%
Lam Research Corp.	26	18,702
Newmont Corporation	174	10,771
Qualcomm Incorporated	33	6,047
		35,520
United Kingdom 3.2%
Unilever Plc - ADR	267	14,382
Unilever PLC	292	15,635
		30,017
Hong Kong 3.1%
CLP Holdings Ltd.	457	4,616
Hong Kong Exchanges & Clearing Ltd.	419	24,512
		29,128
Spain 1.6%
Banco Bilbao Vizcaya Argentaria, S.A.	2,609	15,493
Mexico 1.3%
Wal - Mart de Mexico, S.A.B. de C.V.	3,328	12,388
Cyprus 1.1%
TCS Group Holding PLC - GDR (c)	125	10,143
Indonesia 1.0%
PT. Bank Central Asia Tbk	18,258	9,381
Turkey 0.8%
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	3,342	7,128
South Africa 0.6%
Capitec Bank Holdings Ltd.	42	5,413
Kazakhstan 0.5%
Kaspi.Kz, Ao - GDR (c)	38	4,386
Luxembourg 0.0%
Ternium SA - ADR	7	286
Total Common Stocks (cost $784,455)		890,068
PREFERRED STOCKS 2.8%
Brazil 2.8%
Itau Unibanco Holding S.A. (d)	2,433	9,150
Petroleo Brasileiro S/A Petrobras. (d)	3,411	17,424
Total Preferred Stocks (cost $30,111)		26,574
PARTICIPATORY NOTES 1.1%
China 1.1%
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.) (e)	292	10,193
Total Participatory Notes (cost $5,324)		10,193
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund, 0.01% (f) (g)	23,144	23,144
Total Short Term Investments (cost $23,144)		23,144
Total Investments 101.0% (cost $843,034)		949,979
Other Assets and Liabilities, Net (1.0)%		(9,737)
Total Net Assets 100.0%		940,242

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $3,883 and 0.4% of the Fund.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kaspi.Kz, Ao	06/10/21	3,609	4,386	0.4
TCS Group Holding PLC	03/15/21	9,010	10,143	1.1
		12,619	14,529	1.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	01/03/22	HKD	8,625	1,106	—
HKD/USD	BBH	01/04/22	HKD	8,040	1,031	—
					2,137	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	155,842	734,226	—	890,068
Preferred Stocks	26,574	—	—	26,574
Participatory Notes	—	10,193	—	10,193
Short Term Investments	23,144	—	—	23,144
	205,560	744,419	—	949,979
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.0%
United States of America 43.5%
Alphabet Inc. - Class A (a)	22	64,491
American International Group, Inc.	392	22,299
Bank of America Corporation	523	23,282
Berkshire Hathaway Inc. - Class B (a)	126	37,584
Booking Holdings Inc. (a)	8	19,657
Charter Communications, Inc. - Class A (a)	30	19,711
Citigroup Inc.	229	13,808
Comcast Corporation - Class A	158	7,932
Constellation Brands, Inc. - Class A	36	9,127
Fiserv, Inc. (a)	320	33,254
General Dynamics Corporation	68	14,259
General Motors Company (a)	305	17,903
Halliburton Company	570	13,027
HCA Healthcare, Inc.	116	29,817
Hilton Worldwide Holdings Inc. (a)	122	18,968
Humana Inc.	56	26,069
Keurig Dr Pepper Inc.	834	30,741
Visa Inc. - Class A	54	11,637
		413,566
Germany 18.3%
Allianz SE	155	36,636
Bayer AG - Class N	774	41,448
Daimler AG - Class N	350	26,863
Daimler Truck Holding AG (a)	184	6,765
Fresenius Medical Care AG & Co. KGaA	347	22,565
Fresenius SE & Co. KGaA	384	15,446
Henkel AG & Co. KGaA	95	7,411
SAP SE	121	17,092
		174,226
Switzerland 13.6%
Credit Suisse Group AG - Class N	3,675	35,579
Glencore PLC	6,071	30,799
Julius Bar Gruppe AG - Class N	371	24,782
LafargeHolcim Ltd.	383	19,583
Novartis AG - Class N	208	18,286
		129,029
France 6.9%
BNP Paribas SA	525	36,293
Danone	139	8,612
Worldline (a) (b)	363	20,200
		65,105
Netherlands 4.7%
CNH Industrial N.V.	1,278	24,887
Prosus N.V.	237	19,798
		44,685
United Kingdom 3.8%
Compass Group PLC	427	9,525
Liberty Global PLC - Class A (a)	625	17,343
WPP 2012 Limited	643	9,731
		36,599
China 2.4%
Alibaba Group Holding Limited (a) (b)	1,496	22,445
South Korea 1.1%
NAVER Corp.	33	10,537
Japan 1.0%
Toyota Motor Corp.	522	9,573
Mexico 0.9%
Grupo Televisa S.A.B. - ADR	915	8,573
South Africa 0.8%
Naspers Ltd. - Class N	49	7,628
Total Common Stocks (cost $757,428)		921,966
PREFERRED STOCKS 1.6%
South Korea 1.3%
Samsung Electronics Co. Ltd., 1.00% (c)	199	11,943
Germany 0.3%
Henkel AG & Co. KGaA (d)	39	3,126
Total Preferred Stocks (cost $15,671)		15,069
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund, 0.01% (e) (f)	12,505	12,505
Total Short Term Investments (cost $12,505)		12,505
Total Investments 99.9% (cost $785,604)		949,540
Other Derivative Instruments (0.0)%		(179)
Other Assets and Liabilities, Net 0.1%		823
Total Net Assets 100.0%		950,184

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/23/20	35,649	22,445	2.4
Worldline	11/01/21	20,475	20,200	2.1
		56,124	42,645	4.5

JNL/Harris Oakmark Global Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	01/03/22	HKD	3,448	442	—
USD/CHF	GSC	06/15/22	CHF	(13,230)	(14,590)	(178)
USD/GBP	SSB	01/04/22	GBP	(217)	(294)	(1)
					(14,442)	(179)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	413,566	—	—	413,566
Germany	—	174,226	—	174,226
Switzerland	—	129,029	—	129,029
France	—	65,105	—	65,105
Netherlands	—	44,685	—	44,685
United Kingdom	17,343	19,256	—	36,599
China	—	22,445	—	22,445
South Korea	—	10,537	—	10,537
Japan	—	9,573	—	9,573
Mexico	8,573	—	—	8,573
South Africa	—	7,628	—	7,628
Preferred Stocks	15,069	—	—	15,069
Short Term Investments	12,505	—	—	12,505
	467,056	482,484	—	949,540
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(179)	—	(179)
	—	(179)	—	(179)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 98.8%
Real Estate 98.8%
Agree Realty Corporation	112	8,015
American Tower Corporation	18	5,265
AvalonBay Communities, Inc.	94	23,779
Camden Property Trust	38	6,822
Caretrust REIT, Inc.	146	3,328
Centerspace	35	3,937
Crown Castle International Corp.	6	1,200
DiamondRock Hospitality Co. (a)	890	8,550
Digital Realty Trust Inc.	112	19,794
Duke Realty Corp.	325	21,315
Equinix, Inc.	14	11,620
Federal Realty Investment Trust	71	9,663
Independence Realty Trust, Inc.	131	3,375
Kilroy Realty Corporation	143	9,504
Kimco Realty Corporation	718	17,711
Life Storage Inc.	60	9,228
Netstreit Corp.	340	7,790
Pebblebrook Hotel Trust	288	6,454
Physicians Realty Trust	429	8,079
Piedmont Office Realty Trust Inc. - Class A	456	8,381
Postal Realty Trust, Inc. - Class A (b)	309	6,112
ProLogis Inc.	140	23,596
Public Storage	63	23,657
Realty Income Corporation	171	12,233
Rexford Industrial Realty, Inc.	222	18,005
SBA Communications Corporation	27	10,406
Simon Property Group, Inc.	41	6,581
Sun Communities Inc.	94	19,783
Tricon Residential Inc. (b)	863	13,180
UDR, Inc.	183	10,959
Ventas, Inc.	255	13,050
Welltower Inc.	209	17,914
Weyerhaeuser Company	29	1,194
Total Common Stocks (cost $310,862)		370,480
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.2%
JNL Government Money Market Fund, 0.01% (c) (d)	11,872	11,872
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	427	427
Total Short Term Investments (cost $12,299)		12,299
Total Investments 102.1% (cost $323,161)		382,779
Other Assets and Liabilities, Net (2.1)%		(8,041)
Total Net Assets 100.0%		374,738
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	370,480	—	—	370,480
Short Term Investments	12,299	—	—	12,299
	382,779	—	—	382,779

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 97.1%
Financials 18.6%
American Express Company	80	13,083
Bank of America Corporation	618	27,487
Comerica Inc.	190	16,541
Cullen/Frost Bankers Inc.	85	10,656
Fifth Third Bancorp	253	11,008
M&T Bank Corporation	91	14,048
State Street Corporation	138	12,862
The Charles Schwab Corporation	235	19,729
The Hartford Financial Services Group, Inc.	291	20,068
The Travelers Companies, Inc.	127	19,880
Wells Fargo & Company	259	12,409
Zions Bancorp	265	16,719
		194,490
Health Care 16.8%
AbbVie Inc.	63	8,590
Anthem, Inc.	41	19,001
Becton, Dickinson and Company	56	14,047
Bristol-Myers Squibb Company	213	13,254
CVS Health Corporation	237	24,496
Eli Lilly & Co.	51	14,048
Johnson & Johnson	191	32,679
Medtronic Public Limited Company	187	19,315
Merck & Co., Inc.	312	23,921
Stryker Corporation	25	6,662
		176,013
Consumer Staples 12.3%
Anheuser-Busch InBev	131	7,963
Campbell Soup Company	210	9,147
Heineken NV	96	10,809
Kraft Heinz Foods Company	400	14,358
L'Oreal SA	22	10,419
Nestle SA - Class N	124	17,351
Target Corporation	73	16,992
The Coca-Cola Company	262	15,485
Walmart Inc.	179	25,863
		128,387
Industrials 10.8%
ABB Ltd. - Class N	280	10,680
Caterpillar Inc.	50	10,421
Deere & Company	29	9,983
Emerson Electric Co.	66	6,139
Flowserve Corporation	227	6,951
General Dynamics Corporation	35	7,314
Pentair Public Limited Company	140	10,228
Raytheon BBN Technologies Corp.	279	24,018
Stanley Black & Decker, Inc.	66	12,433
United Parcel Service Inc. - Class B	67	14,342
		112,509
Information Technology 10.1%
Automatic Data Processing, Inc.	36	8,899
Broadcom Inc.	22	14,609
Cisco Systems, Inc.	435	27,576
Cognizant Technology Solutions Corp. - Class A	199	17,626
Fidelity National Information Services, Inc.	95	10,378
International Business Machines Corporation	84	11,209
Microchip Technology Incorporated	86	7,518
TE Connectivity Ltd. (a)	48	7,769
		105,584
Utilities 6.7%
American Electric Power Company, Inc.	130	11,603
Dominion Energy, Inc.	242	18,985
Entergy Corporation	200	22,536
Exelon Corporation	293	16,926
		70,050
Energy 6.2%
Chevron Corporation	159	18,719
ConocoPhillips	294	21,215
Pioneer Natural Resources Co.	79	14,361
Total SA (b)	207	10,501
		64,796
Communication Services 5.7%
AT&T Inc.	567	13,938
Comcast Corporation - Class A	491	24,728
Deutsche Telekom AG - Class N	562	10,404
Walt Disney Co.	68	10,568
		59,638
Consumer Discretionary 4.6%
Columbia Sportswear Co.	56	5,469
Darden Restaurants Inc.	36	5,404
Gap Inc.	184	3,249
McDonald's Corporation	67	18,070
TJX Cos. Inc.	211	16,047
		48,239
Materials 3.8%
Avery Dennison Corporation	27	5,885
DuPont de Nemours, Inc.	145	11,699
International Paper Company	109	5,104
Newmont Corporation	152	9,455
Nutrien Ltd.	97	7,325
		39,468
Real Estate 1.5%
Weyerhaeuser Company	391	16,091
Total Common Stocks (cost $845,112)		1,015,265
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.8%
JNL Government Money Market Fund, 0.01% (c) (d)	29,506	29,506
Total Short Term Investments (cost $29,506)		29,506
Total Investments 99.9% (cost $874,618)		1,044,771
Other Assets and Liabilities, Net 0.1%		1,019
Total Net Assets 100.0%		1,045,790

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	7,024	7,769	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	937,138	78,127	—	1,015,265
Short Term Investments	29,506	—	—	29,506
	966,644	78,127	—	1,044,771

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.6%
United States of America 58.1%
Adobe Inc. (a)	203	115,240
Agilent Technologies, Inc.	372	59,447
Alphabet Inc. - Class A (a)	105	305,105
Amazon.com, Inc. (a)	7	24,537
Analog Devices, Inc.	526	92,518
Avantor, Inc. (a)	1,178	49,645
Boston Scientific Corporation (a)	336	14,274
Castle Biosciences, Inc. (a)	82	3,498
Charles River Laboratories International Inc. (a)	38	14,242
Danaher Corporation	32	10,556
Dun & Bradstreet Holdings, Inc. (a)	201	4,122
Equifax Inc.	210	61,530
Facebook, Inc. - Class A (a)	411	138,306
Fidelity National Information Services, Inc.	235	25,596
Illumina, Inc. (a)	53	19,983
Intuit Inc.	273	175,406
Intuitive Surgical, Inc. (a)	40	14,512
IQVIA Inc. (a)	77	21,767
Marriott International, Inc. - Class A (a)	25	4,146
Marvell Technology, Inc.	181	15,823
Microsoft Corporation	98	32,994
Natera, Inc. (a)	85	7,941
NVIDIA Corporation	51	15,047
Omnicell, Inc. (a)	69	12,392
Paypal Holdings, Inc. (a)	156	29,372
Phathom Pharmaceuticals, Inc. (a)	225	4,432
Qualtrics International Inc. - Class A (a)	317	11,228
S&P Global Inc.	305	143,828
Splunk Inc. (a)	83	9,627
United Parcel Service Inc. - Class B	292	62,570
Veracyte, Inc. (a)	332	13,695
Visa Inc. - Class A	155	33,567
Walt Disney Co.	179	27,783
		1,574,729
Japan 12.0%
Fanuc Ltd.	52	10,999
Keyence Corp.	132	82,617
Murata Manufacturing Co. Ltd.	868	69,007
Nidec Corp.	766	89,690
Omron Corp.	451	44,868
TDK Corp.	739	28,831
		326,012
France 8.6%
Dassault Systemes	179	10,663
Kering SA	97	78,122
LVMH Moet Hennessy Louis Vuitton SE	173	143,485
		232,270
India 4.5%
DLF Limited	14,110	74,025
ICICI Bank Limited - ADR	2,387	47,248
		121,273
Netherlands 3.9%
Airbus SE (a)	628	80,382
ASML Holding	26	20,416
uniQure N.V. (a)	207	4,292
		105,090
China 3.6%
JD.com, Inc. - Class A - ADR (a)	1,273	89,222
Meituan Dianping - Class B (a) (b)	322	9,251
		98,473
Sweden 3.5%
Assa Abloy AB - Class B	1,284	39,201
Atlas Copco Aktiebolag - Class A	802	55,424
		94,625
Germany 2.5%
SAP SE	482	68,129
Switzerland 1.0%
Lonza Group AG	21	17,703
Zur Rose Group AG (a) (c)	35	8,936
		26,639
United Kingdom 0.9%
Farfetch Ltd - Class A (a)	737	24,621
Italy 0.4%
Brunello Cucinelli S.p.A. (a)	155	10,705
Brazil 0.2%
StoneCo Ltd. - Class A (a)	378	6,373
Denmark 0.2%
Ambu A/S - Class B (c)	233	6,161
Spain 0.2%
Industria de Diseno Textil, S.A.	171	5,553
Total Common Stocks (cost $1,217,269)		2,700,653
PREFERRED STOCKS 0.0%
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	40
Total Preferred Stocks (cost $110)		40
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund, 0.01% (d) (e)	13,238	13,238
Total Short Term Investments (cost $13,238)		13,238
Total Investments 100.1% (cost $1,230,617)		2,713,931
Other Assets and Liabilities, Net (0.1)%		(3,424)
Total Net Assets 100.0%		2,710,507

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan Dianping - Class B	04/14/21	11,438	9,251	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,574,729	—	—	1,574,729
Japan	—	326,012	—	326,012
France	—	232,270	—	232,270
India	47,248	74,025	—	121,273
Netherlands	4,292	100,798	—	105,090
China	89,222	9,251	—	98,473
Sweden	—	94,625	—	94,625
Germany	—	68,129	—	68,129
Switzerland	—	26,639	—	26,639
United Kingdom	24,621	—	—	24,621
Italy	—	10,705	—	10,705
Brazil	6,373	—	—	6,373
Denmark	—	6,161	—	6,161
Spain	—	5,553	—	5,553
Preferred Stocks	40	—	—	40
Short Term Investments	13,238	—	—	13,238
	1,759,763	954,168	—	2,713,931

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 96.1%
Japan 14.5%
Asahi Breweries Ltd.	319	12,418
Fanuc Ltd.	36	7,629
Hoya Corp.	114	16,852
Keyence Corp.	14	8,663
Koito Manufacturing Co. Ltd.	289	15,329
Komatsu Ltd.	308	7,203
Nidec Corp.	75	8,758
Olympus Corp.	1,441	33,232
SMC Corp.	12	7,816
Sony Corp.	296	37,283
TIS Inc.	462	13,719
		168,902
France 7.8%
Arkema	142	20,086
Kering SA	16	13,184
LVMH Moet Hennessy Louis Vuitton SE	18	14,504
Pernod-Ricard SA	49	11,899
Schneider Electric SE (a)	157	30,800
		90,473
United Kingdom 7.2%
Ashtead Group Public Limited Company	168	13,441
DCC Public Limited Company	155	12,667
Linde Public Limited Company	79	27,292
Reckitt Benckiser Group PLC	170	14,642
WPP 2012 Limited	1,013	15,330
		83,372
United States of America 6.6%
Booking Holdings Inc. (a)	6	13,222
Broadcom Inc.	51	34,213
Philip Morris International Inc.	310	29,439
		76,874
Canada 6.1%
CGI Inc. - Class A (a)	339	29,941
Magna International Inc.	190	15,348
Ritchie Bros. Auctioneers Incorporated	224	13,699
The Bank of Nova Scotia	179	12,654
		71,642
Netherlands 5.9%
ASML Holding	21	17,147
Heineken NV	156	17,540
Prosus N.V.	88	7,381
Wolters Kluwer NV - Class C	230	27,036
		69,104
China 5.9%
China Feihe Limited (b)	5,104	6,865
China Resources Enterprise Ltd.	706	5,774
JD.com, Inc. - Class A - ADR (a)	186	13,032
Tencent Holdings Limited	289	16,814
Wuliangye Yibin Co., Ltd. - Class A	193	6,722
Yum China Holdings, Inc.	398	19,817
		69,024
Sweden 5.4%
Investor Aktiebolag - Class B	1,123	28,244
Sandvik AB	1,263	35,148
		63,392
Ireland 5.2%
CRH Plc	409	21,704
Flutter Entertainment Public Limited Company (a)	127	20,232
Icon Public Limited Company (a)	59	18,384
		60,320
Hong Kong 4.6%
AIA Group Limited	2,194	22,125
China Mengniu Dairy Company Limited	3,596	20,382
Galaxy Entertainment Group Ltd. (a)	2,065	10,666
		53,173
Switzerland 4.5%
Kühne + Nagel International AG	44	14,279
Logitech International S.A. - Class N	136	11,347
Nestle SA - Class N	192	26,847
		52,473
South Korea 3.9%
NAVER Corp.	61	19,449
Samsung Electronics Co. Ltd.	396	26,030
		45,479
Taiwan 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,397	31,063
Denmark 2.6%
Carlsberg A/S - Class B	69	11,959
Novo Nordisk A/S - Class B	159	17,907
		29,866
Italy 2.3%
Finecobank Banca Fineco SPA	1,530	26,738
India 2.3%
HDFC Bank Limited - ADR	411	26,732
Australia 1.6%
Amcor Ltd. - CDI	945	11,401
CSL Ltd.	36	7,682
		19,083
Germany 1.6%
Deutsche Boerse AG - Class N	69	11,611
Knorr - Bremse Aktiengesellschaft (b)	73	7,152
		18,763
Singapore 1.6%
United Overseas Bank Ltd.	912	18,197
Mexico 1.6%
Wal - Mart de Mexico, S.A.B. de C.V.	4,886	18,187
Spain 1.1%
Amadeus IT Group SA (b)	184	12,468
Brazil 1.1%
B3 S.A. - Brasil, Bolsa, Balcao	6,195	12,391
Total Common Stocks (cost $888,795)		1,117,716
PREFERRED STOCKS 1.4%
Switzerland 1.4%
Roche Holding AG	40	16,642
Total Preferred Stocks (cost $14,115)		16,642
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund, 0.01% (c) (d)	26,623	26,623
Total Short Term Investments (cost $26,623)		26,623
Total Investments 99.8% (cost $929,533)		1,160,981
Other Assets and Liabilities, Net 0.2%		2,463
Total Net Assets 100.0%		1,163,444

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Invesco International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Group SA	11/08/21	13,364	12,468	1.1
China Feihe Limited	07/30/21	9,667	6,865	0.6
Knorr - Bremse Aktiengesellschaft	01/24/20	8,128	7,152	0.6
		31,159	26,485	2.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	271,960	845,756	—	1,117,716
Preferred Stocks	16,642	—	—	16,642
Short Term Investments	26,623	—	—	26,623
	315,225	845,756	—	1,160,981

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.0%
Information Technology 26.4%
Allegro Microsystems Inc. (a)	723	26,159
Altair Engineering Inc. - Class A (a)	297	22,969
Ambarella Inc. (a)	173	35,027
Avalara, Inc. (a)	125	16,101
Bigcommerce Holdings, Inc. - Series 1 (a)	167	5,913
Black Knight, Inc. (a)	218	18,087
Blackline, Inc. (a)	252	26,086
Calix, Inc. (a)	271	21,657
Duck Creek Technologies, Inc. (a)	447	13,451
Fabrinet (a)	161	19,077
Five9 Inc. (a)	132	18,138
Flywire Corporation (a)	474	18,027
Guidewire Software, Inc. (a)	182	20,687
Impinj, Inc. (a)	217	19,240
Knowbe4, Inc. - Class A (a)	791	18,136
Lattice Semiconductor Corp. (a)	696	53,602
Littelfuse Inc.	73	22,936
LivePerson, Inc. (a)	340	12,148
MACOM Technology Solutions Holdings, Inc. (a)	318	24,871
Matterport Operating, LLC - Class A (a) (b)	244	5,039
Olo Inc. - Class A (a)	736	15,320
Pegasystems Inc.	177	19,851
Power Integrations Inc.	249	23,163
Q2 Holdings, Inc. (a)	303	24,058
Qualys, Inc. (a)	171	23,531
Rapid7, Inc. (a)	184	21,690
Semtech Corp. (a)	285	25,366
Silicon Laboratories Inc. (a)	161	33,223
Smartsheet Inc. - Class A (a)	283	21,915
Sprout Social, Inc. - Class A (a)	158	14,290
Upstate Property Rentals, LLC (a) (b)	170	13,064
Workiva Inc. - Class A (a)	149	19,476
		672,298
Health Care 25.0%
ABCAM PLC (a)	895	20,974
Adaptive Biotechnologies Corporation (a)	268	7,518
Alexo Therapeutics Inc. (a)	182	3,909
Amedisys, Inc. (a)	78	12,657
Arvinas Operations, Inc. (a)	134	11,011
Ascendis Pharma A/S - ADR (a)	109	14,637
AtriCure, Inc. (a)	344	23,935
Berkeley Lights, Inc. (a)	816	14,843
Caredx, Inc. (a)	542	24,645
ChemoCentryx, Inc. (a)	345	12,564
Conmed Corp.	155	21,968
Cryoport, Inc. (a)	378	22,352
Fate Therapeutics, Inc. (a)	248	14,489
Halozyme Therapeutics, Inc. (a)	666	26,766
Inari Medical, Inc. (a)	250	22,793
Insulet Corporation (a)	72	19,153
Intellia Therapeutics, Inc. (a)	101	11,938
Iovance Biotherapeutics Inc. (a)	429	8,189
iRhythm Technologies Inc. (a)	213	25,061
Kodiak Sciences, Inc. (a)	160	13,542
LHC Group, Inc. (a)	98	13,423
Maravai LifeSciences Holdings, Inc. - Class A (a)	328	13,749
Masimo Corp. (a)	81	23,583
Mesa Laboratories, Inc.	64	20,858
Mirati Therapeutics, Inc. (a)	99	14,535
NanoString Technologies, Inc. (a)	466	19,672
Natera, Inc. (a)	341	31,878
Neogenomics Laboratories, Inc. (a)	524	17,873
Pacific Biosciences of California, Inc. (a)	811	16,600
Repligen Corporation (a)	110	29,012
Schrodinger, Inc. (a)	259	9,030
Syneos Health, Inc. - Class A (a)	335	34,377
Tandem Diabetes Care Inc. (a)	187	28,155
TG Biologics, Inc. (a)	403	7,667
Twist Bioscience Corporation (a)	304	23,522
		636,878
Industrials 19.6%
AECOM	342	26,494
ASGN Incorporated (a)	189	23,317
Builders FirstSource, Inc. (a)	410	35,145
Clarivate PLC (a)	518	12,195
Clean Harbors Inc. (a)	228	22,756
Construction Partners, Inc. - Class A (a)	582	17,105
Evoqua Water Technologies Corp. (a)	687	32,107
GXO Logistics Inc. (a)	246	22,340
IAA Spinco Inc. (a)	264	13,369
Kennametal Inc.	471	16,920
Kornit Digital Ltd. (a)	240	36,483
Nordson Corp.	76	19,536
Rollins Road Acquisition Company (a)	551	10,446
Saia, Inc. (a)	104	35,011
Shoals Technologies LLC - Class A (a)	652	15,846
SiteOne Landscape Supply, Inc. (a)	102	24,825
Terex Corp.	379	16,665
Timken Co.	239	16,565
Trex Company, Inc. (a)	204	27,578
Valmont Industries Inc.	95	23,795
Vicor Corp. (a)	217	27,542
WESCO International, Inc. (a)	174	22,847
		498,887
Consumer Discretionary 14.8%
Caesars Entertainment, Inc. (a)	172	16,091
Five Below, Inc. (a)	95	19,569
Floor & Decor Holdings Inc. - Class A (a)	160	20,860
Fox Factory Holding Corp. (a)	173	29,422
Harley-Davidson, Inc.	415	15,624
Installed Building Products, Inc.	171	23,837
Kontoor Brands, Inc.	357	18,277
Marriott Vacations Worldwide Corporation	136	23,047
National Vision Holdings, Inc. (a)	353	16,945
Overstock.com Inc. (a)	342	20,202
Penn National Gaming Inc. (a)	289	14,975
Planet Fitness, Inc. - Class A (a)	243	22,018
Pool Corporation	47	26,686
RH (a)	29	15,507
Shutterstock Inc.	198	21,937
Sonos, Inc. (a)	493	14,700
Texas Roadhouse Inc. - Class A	214	19,130
Visteon Corporation (a)	147	16,316
Wingstop Inc.	131	22,676
		377,819
Materials 4.2%
Axalta Coating Systems Ltd. (a)	529	17,512
Cleveland-Cliffs Inc. (a)	804	17,506
Danimer Scientific, L.L.C. - Class A (a) (b)	832	7,087
Eagle Materials Inc.	129	21,436
Element Solutions, Inc.	1,166	28,319
Ranpak Holdings Corp - Class A (a)	372	13,978
		105,838
Financials 3.8%
Bakkt Holdings, Inc. - Class A (a)	1,024	8,715
BRP Group, Inc. - Class A (a)	559	20,196
LendingTree, Inc. (a)	48	5,862
LPL Financial Holdings Inc.	208	33,280
Morningstar Inc.	83	28,431
		96,484
Communication Services 1.6%
Iridium Communications Inc. (a)	513	21,203
Lyft, Inc. - Class A (a)	428	18,306
		39,509
Consumer Staples 1.4%
Performance Food Group, Inc. (a)	366	16,807
The Beauty Health Company - Class A (a)	783	18,915
		35,722
Real Estate 0.9%
EastGroup Properties Inc.	103	23,443

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Energy 0.3%
Aspen Aerogels, Inc. (a)	134	6,689
Total Common Stocks (cost $1,788,230)		2,493,567
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.0%
JNL Government Money Market Fund, 0.01% (c) (d)	50,219	50,219
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	11,063	11,063
Total Short Term Investments (cost $61,282)		61,282
Total Investments 100.4% (cost $1,849,512)		2,554,849
Other Assets and Liabilities, Net (0.4)%		(10,094)
Total Net Assets 100.0%		2,544,755

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	2,472,593	20,974	—	2,493,567
Short Term Investments	61,282	—	—	61,282
	2,533,875	20,974	—	2,554,849

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 66.7%
United States of America 34.1%
AbbVie Inc.	60	8,136
Activision Blizzard, Inc.	13	865
Advanced Micro Devices, Inc. (a)	25	3,531
Airbnb, Inc. - Class A (a)	2	375
Alcoa Corporation	14	854
Alleghany Corporation (a)	1	527
Alnylam Pharmaceuticals, Inc. (a)	6	996
Alphabet Inc. - Class A (a)	—	1,081
Alphabet Inc. - Class C (a) (b)	6	16,809
Amazon.com, Inc. (a)	5	18,485
American Electric Power Company, Inc.	7	647
American Express Company (b)	5	817
American Homes 4 Rent - Class A	14	608
American International Group, Inc.	43	2,454
AmerisourceBergen Corporation	7	930
AMETEK, Inc.	9	1,279
Analog Devices, Inc.	24	4,191
Apple Hospitality REIT, Inc.	20	326
Apple Inc.	107	19,055
Arista Networks, Inc. (a)	6	832
AutoZone, Inc. (a)	1	1,493
Axalta Coating Systems Ltd. (a)	11	353
Bank of America Corporation (b)	132	5,872
Berkshire Hathaway Inc. - Class B (a) (b)	9	2,747
Best Buy Co., Inc.	6	651
Biogen Inc. (a)	2	489
BioMarin Pharmaceutical Inc. (a)	2	168
BJ's Wholesale Club Holdings, Inc. (a)	5	321
BlackRock, Inc.	1	1,174
Booking Holdings Inc. (a)	2	5,379
Boston Scientific Corporation (a)	104	4,425
Bright Horizons Family Solutions Inc. (a)	7	880
Bristol-Myers Squibb Company	108	6,777
Brixmor Property Group Inc.	32	810
Bumble Inc. - Class A (a)	16	553
Bunge Limited	1	103
Burlington Stores Inc. (a)	3	893
Capital One Financial Corporation	12	1,697
Carlisle Cos. Inc.	3	712
CarMax Inc. (a)	6	742
Carnival Plc (a)	1	15
Catalent Inc. (a)	9	1,151
CBRE Group, Inc. - Class A (a)	6	603
Celanese Corp. - Class A	6	942
Centene Corporation (a)	23	1,862
CenterPoint Energy, Inc.	55	1,525
Ceridian HCM Holding Inc. (a)	9	928
CF Industries Holdings Inc.	19	1,342
Charter Communications, Inc. - Class A (a)	5	2,986
Chevron Corporation (b)	42	4,905
Chubb Limited	6	1,095
Cigna Holding Company (b)	6	1,491
Cisco Systems, Inc.	10	613
Citigroup Inc.	21	1,259
Citizens Financial Group Inc.	26	1,243
CNA Financial Corp.	7	295
Columbia Sportswear Co.	4	418
Comcast Corporation - Class A	66	3,328
CommScope Holding Company, Inc. (a)	22	239
Confluent, Inc. - Class A (a) (c)	10	783
ConocoPhillips	49	3,562
Constellation Brands, Inc. - Class A	14	3,568
Cooper Cos. Inc.	3	1,078
Copart Inc. (a)	9	1,438
Coterra Energy Inc	32	612
Cracker Barrel Old Country Store, Inc.	1	176
CrowdStrike Holdings, Inc. - Class A (a)	3	667
CVS Health Corporation	23	2,383
Deere & Company	5	1,738
Delta Air Lines, Inc. (a)	7	285
DexCom Inc. (a)	3	1,365
Diamondback Energy, Inc.	7	806
Dick's Sporting Goods Inc. (c)	3	398
Discover Financial Services	5	595
Dish Network Corporation - Class A (a)	15	481
Dollar General Corporation	2	579
Dover Corporation	7	1,268
Draftkings Inc. - Class A (a)	18	490
Eastman Chemical Co.	28	3,478
Eaton Corporation Public Limited Company	21	3,685
Edison International	17	1,150
El Paso Electric Company (a) (d)	1	19
Electronic Arts Inc.	3	422
Energizer Holdings, Inc.	13	517
Entegris, Inc.	11	1,499
Entergy Corporation	5	535
EOG Resources, Inc.	14	1,272
EPAM Systems, Inc. (a)	1	832
Equifax Inc.	5	1,387
Estee Lauder Cos. Inc. - Class A	4	1,339
Exact Sciences Corporation (a)	7	522
Exelixis, Inc. (a)	28	512
Facebook, Inc. - Class A (a)	10	3,277
Federal Realty Investment Trust	4	502
FedEx Corporation	13	3,173
First Republic Bank	6	1,172
FirstEnergy Corp.	6	229
FleetCor Technologies Inc. (a)	2	516
FMC Corporation	8	868
Fortune Brands Home & Security, Inc.	16	1,764
Freeport-McMoRan Inc.	61	2,536
Gap Inc.	31	551
Generac Holdings Inc. (a)	4	1,336
General Dynamics Corporation	4	747
General Motors Company (a)	19	1,096
Global Payments Inc. (b)	7	981
HCA Healthcare, Inc.	1	330
Hess Corporation	7	489
Honeywell International Inc.	6	1,296
Horizon Therapeutics Public Limited Company (a)	13	1,425
Host Hotels & Resorts, Inc. (a)	52	908
HubSpot Inc. (a)	2	1,321
IAC/Interactive Corp. (a)	3	409
IHS Markit Ltd.	8	1,085
Ingersoll Rand Inc.	91	5,611
Insulet Corporation (a)	2	474
Intercontinental Exchange, Inc.	5	684
International Business Machines Corporation	4	595
Intuit Inc.	2	1,023
Intuitive Surgical, Inc. (a)	5	1,618
Invesco Ltd.	22	513
ITT Industries Holdings, Inc.	7	673
Jazz Pharmaceuticals Public Limited Company (a)	6	814
JB Hunt Transport Services Inc.	3	652
JBG Smith Properties	10	293
Johnson & Johnson (b)	10	1,712
Keurig Dr Pepper Inc.	15	539
Keysight Technologies, Inc. (a)	7	1,449
Kimberly-Clark Corporation	1	129
Kimco Realty Corporation	38	926
Kinder Morgan, Inc.	42	663
Kohl's Corporation	17	845
Kontoor Brands, Inc.	4	194
Kraft Heinz Foods Company	21	739
Kyndryl Holdings, Inc. (a)	16	286
Lam Research Corp.	3	2,275
Lamar Advertising Co. - Class A	2	186
Lamb Weston Holdings Inc.	23	1,439
Las Vegas Sands Corp. (a)	10	372
Lear Corporation	2	402
Leidos Holdings Inc.	7	610
Liberty Broadband Corp. - Series C (a)	5	834
Liberty SiriusXM Group - Series A (a)	13	650
Liberty SiriusXM Group - Series C (a)	27	1,383
Loews Corp. (b)	29	1,661
Lowe`s Companies, Inc.	6	1,538

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Lyft, Inc. - Class A (a)	112	4,785
M&T Bank Corporation	10	1,543
Marathon Petroleum Corporation	9	602
Marsh & McLennan Companies, Inc.	3	514
Martin Marietta Materials Inc.	2	947
MasterCard Incorporated - Class A (b)	22	8,078
Match Group Holdings II, LLC (a)	6	770
McDonald's Corporation	22	5,826
McKesson Corporation	7	1,799
Media Group Holdings LLC (a) (e) (f)	3,345	—
Merck & Co., Inc.	7	508
Mettler-Toledo International Inc. (a)	1	1,112
Microsoft Corporation (b)	70	23,222
Mid-America Apartment Communities, Inc.	3	712
Mohawk Industries Inc. (a)	4	794
MongoDB, Inc. - Class A (a)	2	1,104
Morgan Stanley	6	625
Murphy USA Inc.	5	906
Natera, Inc. (a)	7	660
National Vision Holdings, Inc. (a)	12	557
Netflix, Inc. (a)	1	622
Neurocrine Biosciences, Inc. (a)	4	298
Newell Brands Inc.	46	1,004
Nexstar Media Group, Inc. - Class A	3	516
NextEra Energy, Inc.	61	5,613
NIKE, Inc. - Class B	11	1,802
Norfolk Southern Corporation	12	3,471
Northern Trust Corp.	6	760
Northrop Grumman Systems Corp.	2	762
NVIDIA Corporation	20	5,825
Occidental Petroleum Corporation	17	493
Old Dominion Freight Line Inc.	4	1,609
O'Reilly Automotive, Inc. (a)	5	4,175
Organon & Co.	17	524
Pacific Gas And Electric Company (a)	25	303
Packaging Corporation of America	7	977
Palo Alto Networks, Inc. (a)	2	1,383
Parker-Hannifin Corporation	3	891
Paypal Holdings, Inc. (a) (b)	8	1,461
People's United Financial Inc.	58	1,042
Performance Food Group, Inc. (a)	4	170
Philip Morris International Inc.	6	589
Phillips 66	8	592
Pioneer Natural Resources Co.	5	909
Post Holdings, Inc. (a)	8	888
Procter & Gamble Co.	32	5,142
Progressive Corp.	51	5,224
ProLogis Inc.	14	2,338
Prudential Financial Inc.	2	249
Public Storage	2	714
Qiagen N.V. (a)	1	59
Qualcomm Incorporated (b)	14	2,649
Quanta Services, Inc.	14	1,636
Ralph Lauren Corp. - Class A	5	544
Rayonier Inc.	21	850
Raytheon BBN Technologies Corp.	22	1,931
Regeneron Pharmaceuticals, Inc. (a)	10	6,140
Rivian Automotive, Inc. - Class A (a)	4	364
Roblox Corporation - Class A (a)	6	624
Roku Inc. - Class A (a)	4	974
Royal Caribbean Cruises Ltd.	36	2,756
Royalty Pharma PLC - Class A	14	540
S&P Global Inc.	2	1,064
Sealed Air Corporation	3	216
ServiceNow, Inc. (a)	2	1,241
Signature Bank	3	927
Snap Inc. - Class A (a)	17	793
SolarEdge Technologies Ltd. (a)	5	1,531
Southwest Airlines Co. (a)	39	1,644
Stanley Black & Decker, Inc.	12	2,095
State Street Corporation	50	4,610
Sun Communities Inc.	8	1,613
SVB Financial Group (a)	1	872
SYNNEX Corporation	6	712
Synopsys Inc. (a)	4	1,350
Sysco Corp.	8	641
T. Rowe Price Group, Inc.	3	578
Tapestry Inc.	10	417
Tempur Sealy International, Inc.	41	1,921
Teradyne Inc.	6	1,006
Terex Corp.	2	101
Tesla Inc. (a) (b)	8	9,352
Texas Instruments Incorporated	18	3,312
The Allstate Corporation	3	318
The Blackstone Group Inc. - Class A	18	2,359
The Boeing Company (a)	3	624
The Charles Schwab Corporation (b)	34	2,851
The Clorox Company	3	465
The Coca-Cola Company	94	5,603
The Hartford Financial Services Group, Inc.	13	891
The Home Depot, Inc.	7	3,088
The PNC Financial Services Group, Inc. (b)	6	1,275
The Travelers Companies, Inc.	13	2,060
The Williams Companies, Inc.	24	625
Thermo Fisher Scientific Inc.	6	4,324
Timken Co.	8	567
T-Mobile USA, Inc. (a)	23	2,717
Trane Technologies Public Limited Company	28	5,811
Truist Financial Corporation	75	4,420
U.S. Bancorp	15	859
Union Pacific Corporation	1	151
UnitedHealth Group Incorporated (b)	21	10,897
US Foods Holding Corp. (a)	52	1,799
Verizon Communications Inc.	31	1,623
Vertex Pharmaceuticals Incorporated (a)	13	2,804
Viatris, Inc.	30	408
Vornado Realty Trust	6	247
Walt Disney Co.	2	343
Waste Management, Inc.	3	483
Wells Fargo & Company	138	6,655
Welltower Inc.	3	288
Westrock Company, Inc.	11	478
Wex, Inc. (a)	1	124
Weyerhaeuser Company	34	1,406
Wolfspeed, Inc. (a)	7	800
Workday, Inc. - Class A (a)	7	1,961
Xcel Energy Inc.	16	1,057
Zebra Technologies Corp. - Class A (a)	2	1,296
Zimmer Biomet Holdings, Inc.	41	5,163
Zscaler, Inc. (a)	8	2,531
		482,355
China 6.6%
Advanced Micro-Fabrication Equipment Inc. - Class A (a)	16	308
Aier Eye Hospital Group Co., Ltd - Class A	78	517
Alibaba Group Holding Limited (a) (g)	410	6,156
Amoy Diagnostics Co., Ltd. - Class A	2	21
Angel Yeast Co., Ltd. - Class A	45	428
ANTA Sports Products Limited	39	579
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	1	82
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a) (g)	10	427
Bank of Ningbo Co., Ltd. - Class A	120	719
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. - Class A	231	1,757
Beijing Kingsoft Office Software Co.,Ltd - Class A	6	247
Bicycle Club Joint Venture, L.P. - Class A	57	322
Bilibili Inc. (a)	18	807
Bilibili Inc. - ADR (a)	6	293
BOE Technology Group Co., Ltd. - Class A	1,699	1,344
BTG Hotels (Group) Co., Ltd. - Class A (a)	67	273
Chacha Food Company, Limited - Class A	3	27
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	16	505
China Construction Bank Corporation - Class H	2,915	2,019
China International Travel Service Company, Limited - Class A	15	522
China Merchants Bank Co., Ltd. - Class A	209	1,595
China Merchants Bank Co., Ltd. - Class H	245	1,903

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Chongqing Brewery Co., Ltd. - Class A (a)	52	1,221
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	52	310
Contemporary Amperex Technology Co., Limited - Class A	28	2,611
Country Garden Services Holdings Company Limited	90	539
ENN Energy Holdings Ltd.	29	554
Flat Glass Group Co., Ltd. - Class H (c)	66	335
Foshan Haitian Flavoring & Food Co., Ltd - Class A	111	1,823
Fujian Anjing Food Co., Ltd. - Class A	43	1,141
Fuyao Glass Industry Group Co., Ltd. - Class A	17	125
Fuyao Glass Industry Group Co., Ltd. - Class H (g)	63	326
Glodon Company Limited - Class A	28	280
Guangdong Haid Group Co., Ltd. - Class A	35	401
Guangzhou Automobile Group Co., Ltd. - Class H	962	948
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	29	505
Haier Smart Home Co., Ltd - Class H	588	2,483
Hangzhou Tigermed Consulting Co., Ltd - Class A	29	588
Han's Laser Technology Industry Group Co., Ltd. - Class A	197	1,669
Hefei Meyer Optoelectronic Technology Inc. - Class A	52	304
Hongfa Technology Co., Ltd. - Class A	40	466
Hualan Biological Engineering, Inc. - Class A	75	344
Huazhu Group Limited (a)	112	419
Hundsun Technologies Inc. - Class A	75	733
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	325	2,111
JD.com, Inc. - Class A (a)	52	1,815
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	48	612
Jiangsu Hengrui Medicine Co., Ltd. - Class A	133	1,054
Jiangsu Hengshun Vinegar-Industry Co., Ltd. - Class A	74	185
Joinn Laboratories (China) Co., Ltd. - Class A	6	112
Joinn Laboratories (China) Co., Ltd. - Class H (g)	7	58
Kangji Medical Holdings Limited (c) (g)	369	376
Kingdee International Software Group Co. Ltd. (a)	226	693
Kunlun Energy Co. Ltd.	738	693
Kweichow Moutai Co., Ltd. - Class A	2	706
Laobaixing Pharmacy Chain Joint Stock Company - Class A	38	295
LONGi Green Energy Technology Co., Ltd. - Class A	69	926
Maxscend Microelectronics Company Limited - Class A	12	616
Meituan Dianping - Class B (a) (g)	92	2,641
Midea Group Co., Ltd. - Class A	69	799
Minth Group Limited	176	773
Montage Technology Co.,Ltd. - Class A (a)	24	322
NetEase, Inc.	71	1,434
NIO, Inc. - Class A - ADR (a)	10	309
Oppein Home Group Inc. - Class A	53	1,218
Pharmaron Beijing Co., Ltd. - Class H (g)	56	865
Ping An Bank Co., Ltd. - Class A	428	1,104
Ping An Insurance (Group) Co of China Ltd - Class A	119	939
Ping An Insurance (Group) Co of China Ltd - Class H	197	1,419
Poly Developments And Holdings Group Co., Ltd. - Class A	314	770
Proya Cosmetics Co., Ltd. - Class A	10	340
Qingdao Haier Biomedical Co Ltd - Class A	11	156
Sangfor Technologies Inc. - Class A	12	353
Shanghai Baosight Software Co., Ltd. - Class A	95	906
Shanghai Liangxin Electrical Co., Ltd. - Class A	198	554
Shanghai M&G Stationery Inc - Class A	21	216
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	13	338
Shenzhen Inovance technology Co., Ltd. - Class A	76	823
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	18	1,103
Shenzhou International Group Holdings Limited	31	599
Silergy Corp.	4	729
SKSHU Paint Co., Ltd. - Class A	53	1,154
Starpower Semiconductor Ltd. - Class A (a)	3	191
Sunny Optical Technology (Group) Company Limited	40	1,257
Tencent Holdings Limited	163	9,473
Tongwei Co., Ltd. - Class A	270	1,900
Trip.com Group Limited - ADR (a)	20	487
Venustech Group Inc. - Class A	195	874
Wanhua Chemical Group Co.,Ltd. - Class A	106	1,675
Will Semiconductor Co.,Ltd. - Class A	10	502
Wuliangye Yibin Co., Ltd. - Class A	60	2,086
Wuxi Biologics Cayman Inc (a) (g)	154	1,847
Xinyi Solar Holdings Limited	450	763
Xpeng Inc. (a)	21	495
Yangzhou Yangjie Electronic Technology Co., Ltd. - Class A	44	466
Yunnan Energy New Material Co., Ltd. - Class A	36	1,414
Zai Lab (PTY) LTD (a)	4	252
Zhejiang Dingli Machinery Co., Ltd. - Class A	30	380
		93,154
United Kingdom 2.6%
3i Group plc	6	110
Admiral Group PLC	1	53
Allfunds Group PLC (a)	1	17
Anglo American PLC	68	2,796
Ashtead Group Public Limited Company	2	165
ASOS Plc (a)	—	13
Associated British Foods PLC	2	62
AstraZeneca PLC	7	832
Auto Trader Group PLC	4	44
Avast PLC (g)	3	25
AVEVA Group plc	1	26
Aviva PLC	24	134
B&M European Value Retail S.A.	4	34
BAE Systems PLC	15	109
Barclays PLC	73	185
Barratt Developments P L C	5	47
BP P.L.C.	440	1,970
Bridgepoint Group PLC (a) (g)	1	7
British American Tobacco P.L.C.	10	388
BT Group Plc	40	92
Bunzl Public Limited Company	2	60
Burberry Group PLC	2	45
Centrica PLC (a)	38	37
Coca-Cola European Partners PLC	1	51
Compass Group PLC	8	182
Convatec Group PLC (g)	7	19
Croda International Public Limited Company	1	89
Darktrace PLC (a)	1	8
DCC Public Limited Company	—	38
Dechra Pharmaceuticals PLC	—	36
Deliveroo PLC - Class A (a)	2	6
Derwent London PLC	1	24
Diageo PLC	85	4,661
Direct Line Insurance Limited	10	38
Dr. Martens PLC (a)	3	15
DS Smith PLC	7	36
easyJet PLC (a)	3	19
Evraz PLC	3	23
Experian PLC	4	218
Ferguson PLC	19	3,373
Fiat Chrysler Automobiles N.V.	89	1,669
GlaxoSmithKline PLC	23	498
GVC Holdings PLC (a)	3	61
Halma Public Limited Company	2	75
Harbour Energy PLC	3	12
Hargreaves Lansdown PLC	2	30
Hikma Pharmaceuticals Public Limited Company	1	25
Hiscox Ltd.	2	26
Howden Joinery Group PLC	3	34
HSBC Holdings Plc (a)	122	731
HSBC Holdings PLC	95	577
Imperial Brands PLC	4	95
Informa Switzerland Limited (a)	7	48
InterContinental Hotels Group PLC (a)	1	56
Intermediate Capital Group PLC	1	40
Intertek Group Plc	1	57

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
ITV Plc	24	35
J Sainsbury PLC	8	30
JD Sports Fashion PLC (a)	12	36
Johnson Matthey PLC	1	25
Kingfisher Plc	10	44
Land Securities Group PLC	3	36
Legal & General Group PLC	27	110
Linde Public Limited Company	8	2,777
Lloyds Banking Group PLC	325	211
London Stock Exchange Group PLC	14	1,324
M&G PLC	12	32
Marks & Spencer Group Plc (a)	9	28
Meggitt PLC (a)	4	36
Melrose Holdings Limited	20	43
Mondi plc	3	69
National Grid PLC	18	255
Next PLC	1	67
Ocado Group PLC (a)	3	67
Oxford Nanopore Technologies Limited (a)	2	17
Pearson PLC	3	29
Pepco Group N.V. (a) (g)	54	630
Persimmon Public Limited Company	45	1,746
Phoenix Group Holdings PLC	5	41
Reckitt Benckiser Group PLC	3	289
Relx PLC	81	2,635
Relx PLC	9	296
Rentokil Initial PLC	8	67
Rightmove PLC	4	43
Rio Tinto PLC - ADR (c)	2	134
Rio Tinto PLC	35	2,354
Rolls-Royce Holdings plc (a)	38	64
Royal Mail PLC	4	28
Schroders PLC	1	32
Schroders PLC	—	7
SEGRO Public Limited Company	6	117
Severn Trent PLC	1	46
Smith & Nephew PLC	4	71
Smiths Group PLC	2	39
Spirax-Sarco Engineering PLC	—	73
SSE PLC	5	107
St. James's Place PLC	2	56
Standard Chartered PLC	12	73
Standard Life Aberdeen PLC	10	32
Tate & Lyle Public Limited Company	2	19
Taylor Wimpey PLC	446	1,056
Tesco PLC	35	139
The Berkeley Group Holdings PLC	1	33
The British Land Company Public Limited Company	4	31
The Royal Bank of Scotland Group Public Limited Company	24	74
The Sage Group PLC.	5	59
THG Holdings PLC (a)	4	11
Travis Perkins PLC	1	22
Unilever PLC	12	645
United Utilities Group PLC	4	58
Vodafone Group Public Limited Company	122	185
Weir Group PLC(The)	1	34
Whitbread PLC (a)	1	47
Wise PLC - Class A (a)	2	19
WPP 2012 Limited	6	88
		36,892
France 2.4%
Adevinta ASA - Class B (a) (g)	1	15
Aeroports de Paris (a)	—	16
Alstom	1	48
Amundi (g)	—	23
Arkema	—	43
AXA SA	10	284
Biomerieux SA	—	27
BNP Paribas SA	5	363
Bollore SA	4	25
Bouygues SA	1	37
Bureau Veritas	1	44
Capgemini SA	15	3,562
Carrefour SA	3	53
Cie de Saint-Gobain	2	171
Cie Generale d'Optique Essilor International SA	1	294
CNP Assurances SA	1	16
Compagnie Generale des Etablissements Michelin	1	134
Covivio	—	18
Credit Agricole SA	6	91
Danone	3	195
Dassault Aviation	—	12
Dassault Systemes	3	188
EDENRED	1	53
Eiffage	—	39
Electricite de France	2	27
Engie	8	120
Gecina SA	—	35
Getlink S.E.	2	33
Hermes International SCA	—	278
IPSEN	—	17
Kering SA	—	273
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	2	379
Legrand SA	1	143
L'Oreal SA	7	3,125
LVMH Moet Hennessy Louis Vuitton SE	9	7,410
Orange SA	9	92
Pernod-Ricard SA	1	222
Publicis Groupe SA	1	73
Safran	21	2,594
Sanofi SA	5	531
Sartorius Stedim Biotech	—	60
Schneider Electric SE (a)	16	3,140
SEB SA	—	24
Societe Generale SA	88	3,030
Sodexo SA	—	34
SUEZ	2	40
Teleperformance	—	120
Thales SA	—	42
Total SA (c)	11	578
Veolia Environnement	3	109
VINCI	56	5,968
Vivendi SA	4	50
Worldline (a) (g)	1	64
		34,362
Japan 2.1%
ABC-Mart Inc.	—	4
Acom Co. Ltd.	2	6
Advance Residence Investment Corp.	—	17
Advantest Corporation	1	85
AEON Co. Ltd.	4	97
AEON Mall Co. Ltd.	1	9
Air Water Inc.	1	19
Aisin Seiki Co. Ltd.	1	31
Ajinomoto Co. Inc.	3	76
Alfresa Holdings Corp.	1	11
All Nippon Airways Co. Ltd.	1	17
Amada Co. Ltd.	2	17
Asahi Breweries Ltd. (c)	2	93
Asahi Glass Co. Ltd. (c)	1	43
Asahi Intecc Co., Ltd.	1	24
Asahi Kasei Corp.	6	60
Asics Corp. (c)	1	18
Astellas Pharma Inc.	9	138
Bandai Namco Holdings Inc.	1	78
Bank of Kyoto Ltd.	—	14
Benefit One Inc.	—	17
Bridgestone Corp. (c)	3	120
Brother Industries Ltd.	1	25
Calbee,Inc.	1	12
Canon Inc. (c)	5	114
Capcom Co. Ltd.	1	16
Casio Computer Co. Ltd.	1	13
Central Japan Railway Co.	1	120
China Bank Ltd.	3	19
Chubu Electric Power Co. Inc.	3	33
Chugai Pharmaceutical Co. Ltd.	3	97
Chugoku Electric Power Co. Inc.	—	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Concordia Financial Group, Ltd.	6	20
COSMOS Pharmaceutical Corporation	—	15
CyberAgent Inc.	2	32
Dai Nippon Printing Co. Ltd.	1	30
Daifuke Co. Ltd.	1	49
Dai-ichi Life Holdings, Inc.	5	109
Daiichi Sankyo Company, Ltd	8	214
Daikin Industries Ltd.	1	317
Dainippon Sumitomo Pharma Co. Ltd.	1	10
Daito Trust Construction Co. Ltd.	—	34
Daiwa House Industry Co. Ltd.	3	89
Daiwa House REIT Investment Corporation	—	27
Daiwa Securities Group Inc.	7	39
Denso Corp.	2	199
Dentsu Inc.	1	39
Disco Corp.	—	30
East Japan Railway Co.	2	111
Eisai Co. Ltd.	1	80
Fanuc Ltd.	1	191
Fast Retailing Co. Ltd.	—	170
Fuji Electric Holdings Co. Ltd.	1	38
FUJIFILM Holdings Corp.	2	133
Fujitsu Ltd.	1	154
Fukuoka Financial Group, Inc.	1	9
GLP J-REIT	—	33
GMO Payment Gateway, Inc.	—	25
Hakuhodo DY Holdings Incorporated	2	25
Hamamatsu Photonics KK	1	45
Hankyu Hanshin Holdings Inc.	1	31
Harmonic Drive Systems Inc.	—	8
Haseko Corp.	1	11
Hikari Tsushin Inc.	—	15
Hino Motors Ltd.	2	13
Hirose Electric Co. Ltd.	—	17
Hitachi Construction Machinery Co. Ltd.	1	17
Hitachi Ltd.	4	238
Hitachi Metals Ltd.	1	15
Honda Motor Co. Ltd.	63	1,796
Hoshizaki Corporation (c)	—	23
Hoya Corp.	9	1,305
Hulic Co. Ltd.	3	28
IBIDEN Co., Ltd.	1	30
Idemitsu Kosan Co., Ltd.	1	26
Iida Group Holdings Co., Ltd.	1	19
Inpex Corporation (c)	5	43
Isuzu Motors Ltd.	3	35
ITOCHU Corp.	7	211
ITOCHU Techno-Solutions Corporation	1	16
Japan Airlines Co., Ltd	1	11
Japan Airport Terminal Co. Ltd.	1	21
Japan Exchange Group Inc.	2	53
Japan Post Holdings Co., Ltd.	6	44
Japan Post Insurance Co., Ltd.	1	18
Japan Prime Realty Investment Corp.	—	10
Japan Real Estate Investment Corp.	—	34
Japan Retail Fund Investment Corp.	—	27
Japan Tobacco Inc. (c)	5	99
JFE Holdings Inc.	3	32
JS Group Corp.	1	35
JSR Corp.	1	34
JXTG Holdings, Inc.	15	55
Kajima Corp.	2	24
Kakaku.com Inc.	1	19
Kansai Electric Power Co. Inc.	4	35
Kansai Paint Co. Ltd.	1	30
Kao Corp.	2	115
Kawasaki Heavy Industries Ltd.	1	15
KDDI Corp.	8	225
Keio Corp.	1	26
Keisei Electric Railway Co. Ltd.	1	22
Kewpie Corporation	—	6
Keyence Corp.	5	2,888
Kikkoman Corp.	1	76
Kinden Corp.	—	3
Kintetsu Corp. (a)	1	31
Kirin Holdings Co. Ltd. (c)	4	63
Kobayashi Pharmaceutical Co. Ltd. (c)	—	16
Kobe Bussan Co., Ltd.	1	23
Koei Tecmo Holdings Co., Ltd.	—	8
Koito Manufacturing Co. Ltd.	1	32
Komatsu Ltd.	5	108
Konami Corp.	1	24
Kose Corp.	—	22
Kubota Corp. (c)	5	118
Kuraray Co. Ltd. (c)	2	15
Kurita Water Industries Ltd.	1	24
Kyocera Corp.	2	100
Kyowa Kirin Co., Ltd.	38	1,038
Kyushu Electric Power Co. Inc.	2	16
Kyushu Railway Company	1	12
Lasertec Corporation	—	122
Lawson Inc.	—	9
Lion Corp.	1	17
M3, Inc.	2	101
Makita Corp.	1	55
Marubeni Corp.	7	72
Marui Group Co. Ltd.	1	21
Matsumotokiyoshi Holdings Co., Ltd.	1	22
Mazda Motor Corp.	3	21
McDonald's Holdings Co. Japan Ltd.	—	9
Medipal Holdings Corp.	1	11
Meiji Holdings Co., Ltd.	1	36
Mercari, Inc. (a)	1	25
Minebea Mitsumi Inc.	2	54
MISUMI Group Inc.	1	53
Mitsubishi Chemical Holdings Corporation	6	48
Mitsubishi Corp.	7	207
Mitsubishi Electric Corp.	10	127
Mitsubishi Estate Co. Ltd.	7	92
Mitsubishi Gas Chemical Co. Inc.	1	19
Mitsubishi Heavy Industries Ltd.	2	37
Mitsubishi Motors Corp. (a)	4	10
Mitsubishi UFJ Financial Group Inc.	59	319
Mitsubishi UFJ Lease & Finance Co. Ltd.	4	18
Mitsui & Co. Ltd.	7	175
Mitsui Chemicals Inc.	1	27
Mitsui Fudosan Co. Ltd.	5	93
Mitsui OSK Lines Ltd.	1	37
Mizuho Financial Group Inc.	11	145
MonotaRO Co., Ltd.	1	20
MS&AD Insurance Group Holdings, Inc.	3	83
Murata Manufacturing Co. Ltd.	3	238
Nabtesco Corp.	1	18
Nagoya Railroad Co. Ltd.	1	15
NEC Corp.	1	60
NEC Electronics Corp. (a)	6	79
NEXON Co.,Ltd.	2	43
NGK Insulators Ltd.	1	22
NGK Spark Plug Co. Ltd.	1	12
Nidec Corp.	3	304
Nihon M & A Center Inc.	1	34
Nikon Corp.	2	17
Nintendo Co. Ltd.	1	233
Nippon Building Fund Inc.	—	47
Nippon Express Co. Ltd. (e)	—	18
Nippon Meat Packers Inc.	1	18
Nippon Paint Co. Ltd.	7	72
Nippon Shinyaku Co., Ltd.	—	21
Nippon Steel Corporation	4	71
Nippon Telegraph & Telephone Corp.	6	151
Nippon Yusen KK	1	61
Nissan Chemical Industries Ltd.	1	35
Nissan Motor Co., Ltd. (a)	11	53
Nisshin Seifun Group Inc.	1	13
Nissin Foods Holdings Co. Ltd.	—	22
Nitori Co. Ltd.	—	60
Nitto Denko Corp.	1	54
Nomura Holdings Inc.	13	56
Nomura Real Estate Holdings, Inc.	1	16
Nomura Real Estate Master Fund. Inc.	—	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Nomura Research Institute Ltd.	2	84
NSK Ltd.	2	14
NTT Data Corp.	3	64
Obayashi Corp.	3	26
Obic Co. Ltd.	—	56
Odakyu Electric Railway Co. Ltd.	2	30
OJI Holdings Corp.	5	23
Olympus Corp.	6	138
Omron Corp.	1	100
Ono Pharmaceutical Co. Ltd.	2	57
Open House Co.,Ltd.	—	16
Oracle Corp. Japan	—	8
Oriental Land Co. Ltd.	1	169
ORIX Corp.	5	110
Orix J-REIT Inc.	—	19
Osaka Gas Co. Ltd.	2	35
Otsuka Corp. (c)	1	24
Otsuka Holdings Co., Ltd.	3	98
Pan Pacific International Holdings Corporation	2	33
Panasonic Corp.	11	119
Persol Holdings Co., Ltd.	1	23
Pola Orbis Holdings Inc. (c)	—	7
Prologis	—	39
Rakuten Inc.	4	41
Recruit Holdings Co., Ltd.	8	474
Resona Holdings Inc.	11	42
Ricoh Co. Ltd.	3	30
Rinnai Corp.	—	18
Rohm Co. Ltd.	1	45
Ryohin Keikaku Co. Ltd.	1	20
Santen Pharmaceutical Co. Ltd.	2	24
SBI Holdings Inc.	1	30
SCSK Corporation	1	14
Secom Co. Ltd.	1	76
Sega Sammy Holdings Inc.	1	11
Seibu Holdings Inc.	1	12
Seiko Epson Corp.	1	25
Sekisui Chemical Co. Ltd.	2	35
Sekisui House Ltd.	3	62
Seven & I Holdings Co., Ltd.	4	167
SG Holdings Co., Ltd.	2	54
Sharp Corp.	1	10
Shimadzu Corp.	1	51
Shimano Inc.	—	106
Shimizu Corp.	3	20
Shin-Etsu Chemical Co. Ltd.	2	311
Shinsei Bank Ltd.	1	8
Shionogi & Co. Ltd.	1	92
Shiseido Co. Ltd.	2	112
Shizuoka Bank Ltd.	3	20
Showa Denko KK	1	19
SMC Corp.	—	202
Softbank Corp.	13	160
SoftBank Group Corp.	6	280
Sohgo Security Services Co. Ltd.	—	12
Sojitz Corp.	—	4
Sompo Holdings, Inc.	2	76
Sony Corp.	29	3,677
Square Enix Holdings Co. Ltd.	1	26
Stanley Electric Co. Ltd.	1	18
Subaru Corp. NPV	3	52
SUMCO Corporation	2	30
Sumitomo Chemical Co. Ltd.	8	35
Sumitomo Corp.	6	81
Sumitomo Electric Industries Ltd.	4	47
Sumitomo Heavy Industries Ltd.	1	12
Sumitomo Metal Mining Co. Ltd.	1	45
Sumitomo Mitsui Financial Group Inc.	6	212
Sumitomo Mitsui Trust Holdings Inc.	2	53
Sumitomo Realty & Development Co. Ltd.	2	71
Sumitomo Rubber Industries Inc.	1	6
Sundrug Co. Ltd.	—	10
Suntory Beverage & Food Limited	1	18
Suzuki Motor Corp.	2	92
Sysmex Corp.	1	108
T&D Holdings Inc.	3	37
Taisei Corp.	1	27
Taisho Pharmaceutical Holdings Company Ltd.	—	9
Taiyo Nippon Sanso Corp.	1	22
Takeda Pharmaceutical Co. Ltd.	7	199
TDK Corp.	2	70
Terumo Corp.	4	148
TIS Inc.	1	27
Tobu Railway Co. Ltd.	1	21
Toho Co. Ltd.	1	30
Tohoku Electric Power Co. Inc.	2	14
Tokio Marine Holdings Inc.	3	183
Tokyo Century Corp.	—	15
Tokyo Electric Power Co. Holdings Inc. (a)	4	9
Tokyo Electron Ltd.	1	402
Tokyo Gas Co. Ltd.	2	34
Tokyu Corp.	3	33
Tokyu Fudosan Holdings Corporation	3	16
Toppan Printing Co. Ltd.	2	30
Toray Industries Inc.	7	44
Toshiba Corp.	2	82
Tosoh Corp.	2	22
TOTO Ltd.	1	37
Toyo Suisan Kaisha Ltd.	—	13
Toyota Boshoku Corporation	—	8
Toyota Industries Corp.	1	72
Toyota Motor Corp.	59	1,081
Toyota Tsusho Corp.	1	46
Trend Micro Inc. (c)	1	39
TSURUHA Holdings ,Inc.	—	19
Unicharm Corp.	2	87
United Urban Investment Corp.	—	16
USS Co. Ltd.	1	17
Welcia Holdings Co.,Ltd.	—	9
West Japan Railway Co.	1	46
Workman Co., Ltd.	—	5
Yahoo! Japan Corp.	12	69
Yakult Honsha Co. Ltd.	1	37
Yamada Denki Co. Ltd.	2	5
Yamaha Corp.	1	39
Yamaha Motor Co. Ltd.	1	34
Yamato Holdings Co. Ltd.	2	38
Yamazaki Baking Co. Ltd.	—	3
Yaskawa Electric Corp.	1	69
Yokogawa Electric Corp.	1	18
ZOZO, Inc.	1	16
		29,020
Taiwan 1.8%
Advantech Co. Ltd.	77	1,099
AU Optronics Corp.	1,323	1,102
Chailease Holding Company Limited	150	1,428
Eclat Textile Co. Ltd.	38	867
Global Unichip Corp.	35	742
Realtek Semiconductor Corp.	47	982
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	43	5,189
Taiwan Semiconductor Manufacturing Co. Ltd.	564	12,537
Taiwan Union Technology Corp.	164	605
Wiwynn Corporation	21	845
		25,396
South Korea 1.7%
JYP Entertainment Corporation	18	780
Kia Motors Corp.	9	611
Kiwoom Securities Co., Ltd.	5	483
LG Chem Ltd.	3	1,405
LG Household & Health Care Ltd.	1	493
NAVER Corp.	2	721
NCSoft Corp.	1	593
Samsung Electronics Co. Ltd.	218	14,354
Shinhan Financial Group Co. Ltd.	29	899
SK Hynix Inc.	20	2,236
S-Oil Corp.	14	994
		23,569

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Germany 1.7%
Adidas AG - Class N	19	5,374
Allianz SE	30	7,108
Aroundtown SA	4	27
BASF SE - Class N	4	296
Bayer AG - Class N	5	241
Bayerische Motoren Werke AG	1	146
Beiersdorf AG	—	46
Brenntag AG - Class N	1	64
Carl Zeiss Meditec AG	—	35
Continental AG (a)	—	52
Covestro AG (g)	1	54
Daimler AG - Class N	4	293
Delivery Hero SE (a) (g)	13	1,484
Deutsche Bank Aktiengesellschaft - Class N (a)	9	118
Deutsche Boerse AG - Class N	1	145
Deutsche Lufthansa AG (a)	3	19
Deutsche Post AG - Class N	34	2,156
Deutsche Telekom AG - Class N	16	288
Dresdner Bank AG (a)	5	34
DW Property Invest GmbH	—	9
E.ON SE - Class N	10	142
Evonik Industries AG	1	28
Fresenius Medical Care AG & Co. KGaA	1	60
Fresenius SE & Co. KGaA	2	76
GEA Group AG	1	41
Hannover Rueck SE - Class N	—	52
HeidelbergCement AG	1	45
Henkel AG & Co. KGaA	—	35
Infineon Technologies AG - Class N	6	276
Kion Group AG	—	36
Merck KGaA	1	153
MTU Aero Engines AG - Class N	—	50
Muenchener Rueckversicherungs AG - Class N	1	190
Puma SE	—	57
RWE AG	54	2,207
SAP SE	5	708
Siemens AG - Class N	4	634
Siemens Energy AG	2	47
Siemens Healthineers AG (g)	1	96
Symrise AG	1	87
Talanx Aktiengesellschaft	1	26
Telefonica Deutschland Holding AG	4	12
TUI AG - Class N (a) (g)	6	17
Uniper SE	—	20
Vonovia SE	4	196
Zalando SE (a) (g)	1	72
		23,352
Netherlands 1.6%
Adyen B.V. (a) (g)	1	1,533
Aegon NV	6	32
Airbus SE (a)	33	4,271
Akzo Nobel N.V.	1	95
argenx SE (a)	—	83
ASM International N.V.	—	78
ASML Holding	7	5,293
CNH Industrial N.V.	5	89
HAL Trust	—	65
Heineken Holding N.V.	—	44
Heineken NV	1	121
ING Groep N.V.	18	250
JDE Peet's N.V.	—	12
Koninklijke Ahold Delhaize N.V.	5	164
Koninklijke DSM N.V.	1	180
Koninklijke KPN N.V.	16	50
Koninklijke Philips N.V.	4	157
NN Group N.V.	1	79
NXP Semiconductors N.V.	32	7,290
Prosus N.V.	4	333
Randstad NV	1	39
Royal Dutch Shell PLC - Class A	82	1,790
Royal Dutch Shell PLC - Class B	17	372
Unibail-Rodamco SE	1	37
Universal Music Group N.V.	6	171
Wolters Kluwer NV - Class C	1	142
		22,770
India 1.4%
Apollo Hospitals Enterprise Limited	15	996
Britannia Industries Ltd	20	976
HDFC Life Insurance Company Limited (g)	123	1,078
HDFC Bank Limited	61	1,205
HDFC Bank Limited - ADR	73	4,736
Hindustan Unilever Ltd.	30	960
Housing Development Finance Corp.	82	2,851
Infosys Ltd.	99	2,504
Kotak Mahindra Bank Ltd.	33	795
Petronet LNG Limited	216	627
Reliance Industries Ltd.	59	1,888
Shriram Transport Finance Company Limited	45	741
		19,357
Switzerland 1.3%
ABB Ltd. - Class N	8	312
Adecco Group AG - Class N	1	38
Alcon AG	2	201
Baloise Holding AG - Class N	—	53
Coca-Cola HBC AG	1	38
Compagnie Financiere Richemont SA	2	357
Credit Suisse Group AG - Class N	11	107
EMS-Chemie Holding AG	—	36
Garmin Ltd.	7	897
Geberit AG - Class N	—	135
Givaudan SA - Class N	—	189
Glencore PLC	50	254
Julius Bar Gruppe AG - Class N	1	68
Kühne + Nagel International AG	—	74
LafargeHolcim Ltd.	2	119
Lindt & Spruengli AG - Class N	—	134
Lonza Group AG	3	2,348
Nestle SA - Class N	44	6,211
Novartis AG - Class N	11	977
Partners Group Holding AG	—	170
Roche Holding AG	—	56
Schindler Holding AG - Class N	—	27
SGS SA - Class N	1	2,079
Sika AG	1	270
Sonova Holding AG	—	95
STMicroelectronics NV	3	148
Straumann Holding AG - Class N	—	108
Swatch Group AG	—	40
Swatch Group AG - Class N	—	14
Swiss Life Holding AG - Class N	—	88
Swiss Re AG	1	131
Swisscom AG - Class N	—	65
Temenos Group AG - Class N	—	43
UBS Group AG	17	303
Vifor Pharma Management AG	—	35
Zurich Insurance Group AG - Class N	4	1,674
		17,894
Denmark 1.2%
A P Moller - Maersk A/S - Class A	—	47
A P Moller - Maersk A/S - Class B	—	97
Carlsberg A/S - Class B	13	2,271
Chr. Hansen Holding A/S	—	37
Coloplast A/S - Class B	7	1,248
Danske Bank A/S	3	54
Demant A/S (a)	—	24
DSV Panalpina A/S	1	229
Genmab A/S (a)	—	120
GN Store Nord A/S (c)	1	40
Novo Nordisk A/S - Class B	94	10,534
Novozymes A/S - Class B	1	78
Orsted A/S (g)	10	1,265
Pandora A/S	—	57
Rockwool International A/S - Class A	—	10
Rockwool International A/S - Class B	—	14
Tryg A/S	2	43
Vestas Wind Systems A/S	5	141
		16,309

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Russian Federation 0.9%
Fix Price Group Ltd - GDR (g)	82	620
Joint Stock Company "Alrosa" (Public Stock Society)	349	568
Polymetal International PLC	2	27
Public Joint Stock Company "Severstal" - GDR (g)	38	808
Public Joint Stock Company Gazprom	303	1,389
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	962	887
Public Joint Stock Society "Sberbank of Russia"	581	2,278
Public Joint Stock Society "Sberbank of Russia" - ADR	137	2,187
Public Joint Stock Society Oil Company "Lukoil" - ADR	21	1,868
Public Joint Stock Society Oil Company "Rosneft" - GDR (g)	106	849
X5 Retail Group N.V. - GDR (g)	26	688
		12,169
Hong Kong 0.8%
AIA Group Limited	503	5,072
Budweiser Brewing Company APAC Limited (g)	287	751
CK Asset Holdings Limited	9	54
CK Hutchison Holdings Limited	12	77
CK Infrastructure Holdings Limited	3	16
CLP Holdings Ltd.	8	76
Dairy Farm International Holdings Ltd.	1	4
ESR Cayman Limited (a) (g)	7	22
Galaxy Entertainment Group Ltd. (a)	10	52
Hang Lung Properties Ltd.	9	18
Hang Seng Bank Ltd.	4	64
Henderson Land Development Co. Ltd.	6	26
HK Electric Investments Limited	12	11
HKT Trust	16	22
Hong Kong & China Gas Co. Ltd.	51	79
Hong Kong Exchanges & Clearing Ltd.	49	2,887
Jardine Matheson Holdings Limited	1	59
JS Global Lifestyle Company Limited (g)	5	8
Link Real Estate Investment Trust	10	84
MTR Corp.	8	40
New World Development Company Limited	6	25
Power Assets Holdings Ltd.	6	34
Sands China Ltd. (a)	153	356
Sino Land Co.	14	17
Sun Hung Kai Properties Ltd.	7	85
Swire Pacific Limited - Class B	3	2
Swire Pacific Ltd. - Class A	2	11
Swire Properties Limited	5	13
Techtronic Industries Company Limited	52	1,026
WH Group Limited (g)	35	22
Wharf Real Estate Investment Company Limited	7	36
		11,049
Sweden 0.7%
AB Sagax - Class B	1	26
AB Sagax - Class D (c)	1	2
Aktiebolaget Electrolux - Class B	1	28
Aktiebolaget Industrivarden - Class A	1	27
Aktiebolaget Industrivarden - Class C	1	24
Aktiebolaget SKF - Class A	—	2
Aktiebolaget SKF - Class B	2	41
Aktiebolaget Volvo - Class A	1	23
Aktiebolaget Volvo - Class B	160	3,697
Alfa Laval AB	1	55
Assa Abloy AB - Class B	5	138
Atlas Copco Aktiebolag - Class A	36	2,486
Atlas Copco Aktiebolag - Class B	2	105
Axfood Aktiebolag	—	11
Boliden AB	1	48
Castellum AB	1	37
Elekta AB (publ) - Class B (c)	2	21
Embracer Group AB - Class B (a) (c)	3	30
Epiroc Aktiebolag - Class A	3	72
Epiroc Aktiebolag - Class B	2	38
EQT AB (g)	1	69
Ericsson - Class A	—	3
Essity Aktiebolag (publ) - Class B	3	91
Evolution Gaming Group AB (publ) (g)	1	117
Fabege AB	1	21
Fastighets Ab Balder - Class B (a)	—	35
G&L Beijer Ref AB - Class B	1	25
Getinge AB - Class B	1	44
Hennes & Mauritz AB - Class B (c)	4	70
Hexagon Aktiebolag - Class B	10	151
Hexpol AB - Class B	1	16
Holmen Aktiebolag - Class B	—	20
Husqvarna Aktiebolag - Class B	2	30
Indutrade Aktiebolag	1	37
Intrum AB	—	9
Investmentaktiebolaget Latour - Class B	1	29
Investor Aktiebolag - Class A	3	71
Investor Aktiebolag - Class B	8	210
Kinnevik AB - Class A (a)	—	1
Kinnevik AB - Class B (a)	1	39
L E Lundbergforetagen AB - Class B	—	16
Lifco Ab (Publ) - Class B	1	29
Lundin Petroleum AB	1	31
NIBE Industrier AB - Class B	7	98
Nordnet AB	1	14
Saab AB - Class B	—	9
Samhallsbyggnadsbolaget i Norden AB - Class B	5	38
Samhallsbyggnadsbolaget i Norden AB - Class D (c)	1	2
Sandvik AB	5	139
Securitas AB - Class B	1	20
Sinch AB (publ) (a) (g)	3	34
Skandinaviska Enskilda Banken AB - Class A	7	102
Skanska AB - Class B	2	47
SSAB AB - Class A (a)	1	6
SSAB AB - Class B (a)	3	14
Storskogen Group AB (publ) (a)	5	31
Svenska Cellulosa Aktiebolaget SCA - Class B	3	49
Svenska Handelsbanken AB - Class A	7	76
Svenska Handelsbanken AB - Class B	—	3
Swedbank AB - Class A	4	85
Swedish Match AB	7	59
Tele2 AB - Class B	2	33
Telefonaktiebolaget LM Ericsson - Class B	13	145
Telia Co. AB	11	45
Trelleborg AB - Class B	1	29
Vitrolife AB	—	18
Volvo Car AB - Class B (a)	14	116
		9,287
Mexico 0.6%
America Movil SAB de CV	886	939
Fresnillo PLC	1	10
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	80	1,097
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR	5	1,013
Grupo Financiero Banorte SAB de CV	253	1,642
Wal - Mart de Mexico, S.A.B. de C.V.	1,109	4,129
		8,830
Australia 0.6%
Afterpay Limited (a)	1	71
Alumina Ltd.	11	15
Ampol Limited	1	23
APA Group	5	39
Aristocrat Leisure Limited	3	97
ASX Ltd.	1	60
Aurizon Holdings Limited	8	21
AusNet Services Holdings Pty Ltd	11	20
Australia & New Zealand Banking Group Ltd.	13	260
Bendigo and Adelaide Bank Ltd.	2	17
BHP Group PLC	105	3,133
BHP Group PLC (c)	13	408
BlueScope Steel Ltd.	2	35
Brambles Limited	7	51
Challenger Financial Services Group Ltd.	3	12
CIMIC Group Limited	1	6
Cochlear Ltd.	—	47

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Coles Group Limited	6	80
Commonwealth Bank of Australia	8	574
Computershare Ltd.	3	38
Crown Resorts Limited (a)	2	14
CSL Ltd.	2	464
DEXUS Funds Management Limited	5	40
Domino's Pizza Enterprises Limited	—	25
Endeavour Group Limited	6	29
Evolution Mining Limited	8	24
Fortescue Metals Group Ltd.	8	109
Goodman Funding Pty Ltd	8	150
GPT Group	9	35
Harvey Norman Holdings Ltd.	3	10
IDP Education Limited	1	24
Incitec Pivot Ltd.	9	21
Insurance Australia Group Ltd.	11	35
LendLease Corp. Ltd.	3	24
Macquarie Group Limited	2	241
Magellan Financial Group Ltd (c)	1	10
Medibank Private Limited	16	38
Mirvac Group	18	38
National Australia Bank Ltd.	15	316
Newcrest Mining Ltd.	4	66
Northern Star Resources Ltd.	5	36
Orica Ltd.	2	23
Origin Energy Ltd.	8	31
Qantas Airways Ltd. (a)	4	16
QBE Insurance Group Ltd.	7	56
Ramsay Health Care Ltd.	1	44
REA Group Ltd.	—	28
Reece Limited	1	26
Rio Tinto Ltd.	2	124
Santos Ltd.	14	65
Scentre Group Limited	24	55
SEEK Limited	2	38
Seven Group Holdings Limited	1	11
Sonic Health Care Ltd.	2	74
South32 Limited	22	63
Stockland	11	34
Suncorp Group Ltd.	6	47
Sydney Airport Corporation Limited (a)	6	38
Tabcorp Holdings Ltd.	10	37
Telstra Corp. Ltd.	19	58
TPG Telecom Limited	—	2
Transurban Group	14	142
Treasury Wine Estates Limited	3	30
Vicinity Centres RE Ltd	18	22
Washington H Soul Pattinson & Co. Ltd.	1	24
Wesfarmers Ltd.	5	223
Westpac Banking Corporation	17	261
Wisetech Global Limited	1	30
Woodside Petroleum Ltd.	4	71
Woolworths Group Ltd.	6	154
WorleyParsons Ltd.	2	13
		8,596
Singapore 0.6%
Ascendas REIT	15	33
Capitaland Investment Limited (a)	12	29
CapitaMall Trust	22	34
City Developments Ltd.	2	12
DBS Group Holdings Ltd.	233	5,635
Genting Singapore Limited	25	15
Great Eastern Holdings Limited	1	7
Jardine Cycle & Carriage Ltd.	—	3
Keppel Corporation Limited	7	25
Mapletree Commercial Trust Management Ltd. (e) (g)	10	15
Oversea-Chinese Banking Corporation Limited	19	160
SEA, Ltd. - Class A - ADR (a)	10	2,218
Singapore Airlines Ltd. (a) (c)	6	22
Singapore Airport Terminal Services Ltd. (a)	3	9
Singapore Exchange Ltd.	4	26
Singapore Technologies Engineering Ltd.	6	16
Singapore Telecommunications Limited	37	64
United Overseas Bank Ltd.	7	144
UOL Group Ltd.	2	8
Venture Corp. Ltd.	1	18
Wilmar International Limited	14	44
		8,537
Ireland 0.5%
Accenture Public Limited Company - Class A	2	769
CRH Plc	4	189
Flutter Entertainment Public Limited Company (a)	1	110
James Hardie Industries Public Limited Company - CDI	2	84
Kerry Group Plc	1	91
Kingspan Group Plc	1	84
Medtronic Public Limited Company	5	514
Ryanair Holdings Plc - ADR (a)	18	1,825
Seagate Technology Holdings Public Limited Company	34	3,789
Smurfit Kappa Funding Designated Activity Company	1	65
		7,520
Italy 0.5%
Amplifon S.p.A	—	21
Assicurazioni Generali SpA	7	154
Atlantia SpA (a)	2	46
Banca Mediolanum SpA	—	—
Banco BPM Societa' Per Azioni	7	21
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	—	2
Davide Campari-Milano S.p.A.	2	36
DiaSorin S.p.A.	—	17
Enel SpA	35	284
ENI SpA	12	160
Exor Nederland N.V.	1	47
Ferrari N.V.	2	619
Ferrari N.V.	1	152
Finecobank Banca Fineco SPA	3	49
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	1	9
Hera S.p.A.	4	15
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (g)	1	7
Intesa Sanpaolo SpA	80	206
Leonardo S.p.A.	2	13
Mediobanca SpA	3	39
Moncler S.p.A.	1	70
Nexi S.p.A. (a)	2	33
Pirelli & C. S.p.A. (g)	2	14
Poste Italiane - Societa' Per Azioni (g)	3	34
Prysmian S.p.A.	1	46
Recordati Industria Chimica E Farmaceutica S.p.A.	—	29
Snam Rete Gas SpA	9	57
Telecom Italia SpA	46	23
Terna – Rete Elettrica Nazionale S.p.A.	6	52
UniCredit S.p.A.	305	4,659
UnipolSai Assicurazioni S.p.A.	2	6
		6,920
Canada 0.5%
Canadian National Railway Company	21	2,619
Fairfax Financial Holdings Limited (c)	1	649
TC Energy Corporation	16	743
The Toronto-Dominion Bank	36	2,743
		6,754
Indonesia 0.4%
Bank Rakyat Indonesia Persero Tbk PT	5,172	1,494
PT. Bank Central Asia Tbk	8,775	4,509
		6,003
Spain 0.4%
Acciona,S.A.	—	22
ACS, Actividades de Construccion y Servicios, S.A.	1	33
AENA, S.M.E., S.A. (a) (g)	—	53
Amadeus IT Group SA (g)	2	139
Banco Bilbao Vizcaya Argentaria, S.A.	31	181
Banco Santander, S.A.	79	265
CaixaBank, S.A.	20	54
Cellnex Telecom, S.A. (g)	3	152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Corporacion Acciona Energias Renovables, S.A. (a)	—	10
Enagas SA	1	26
Endesa SA (c)	1	33
Ferrovial, S.A.	2	73
Grifols, S.A.	1	26
Iberdrola, Sociedad Anonima	319	3,779
Industria de Diseno Textil, S.A.	5	166
MAPFRE, S.A.	5	9
Naturgy Energy Group SA (c)	2	50
Red Electrica Corporacion, S.A. (c)	2	43
Repsol SA	6	76
Siemens Gamesa Renewable Energy, S.A.	1	25
Telefonica SA	24	107
		5,322
Belgium 0.4%
Ackermans	—	16
ageas SA/NV	1	44
Anheuser-Busch InBev	4	242
Colruyt SA	—	11
D'ieteren	—	21
Elia Group	—	23
Groupe Bruxelles Lambert SA	—	53
KBC Groep NV	53	4,568
Proximus	1	17
Sofina	—	35
Solvay SA	—	39
Telenet Group Holding	—	6
UCB SA	1	66
Umicore	1	37
Warehouses De Pauw	1	31
		5,209
South Africa 0.3%
AngloGold Ashanti Ltd.	16	339
Bid Corporation	35	725
Capitec Bank Holdings Ltd.	7	884
Clicks Group Ltd.	46	914
FirstRand Ltd.	195	745
Naspers Ltd. - Class N	4	609
		4,216
Finland 0.3%
Elisa Oyj	1	42
Fortum Oyj	2	61
Huhtamaki Oyj	—	19
Kesko Oyj - Class A	—	15
Kesko Oyj - Class B	1	42
Kone Corporation	24	1,705
Konecranes Abp	—	12
Neste Oyj	2	97
Nokia Oyj (a)	25	155
Nokian Renkaat Oyj	1	22
Nordea Bank ABP	104	1,266
Orion Oyj - Class A	—	6
Orion Oyj - Class B	—	20
Outotec Oyj	3	34
Sampo Oyj - Class A	2	115
Stora Enso Oyj - Class A	—	3
Stora Enso Oyj - Class R	3	51
UPM-Kymmene Oyj	2	93
Wartsila Oyj	2	31
		3,789
Brazil 0.2%
Localiza Rent A Car S/A	63	600
Lojas Renner S/A.	127	553
Magazine Luiza S.A.	221	285
NU Holdings Ltd. - Class A (a)	34	321
Porto Seguro S.A.	151	566
StoneCo Ltd. - Class A (a)	23	384
Suzano S.A. (a)	63	681
		3,390
Thailand 0.2%
PTT Exploration And Production Public Company Limited	487	1,718
Siam Commercial Bank PCL - NVDR	171	648
Thai Oil Public Company Limited	589	872
		3,238
Bermuda 0.1%
Autostore Holdings Ltd (a) (g)	16	62
Credicorp Ltd.	14	1,751
		1,813
Argentina 0.1%
MercadoLibre S.R.L (a)	1	1,456
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (g)	7	649
Allegro.eu SA (a) (g)	28	274
Bank Pekao SA	1	24
CD Projekt SA	—	15
Cyfrowy Polsat S.A.	—	2
ING Bank Slaski S.A.	—	12
KGHM Polska Miedz SA	1	22
LPP SA	—	17
mBank (a)	—	6
PGE Polska Grupa Energetyczna S.A. (a)	4	7
Polski Koncern Naftowy Orlen S.A.	1	25
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	7	12
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	4	45
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	3	29
Santander Bank Polska SA	—	17
		1,156
Greece 0.0%
Hellenic Telecommunications Organization SA - Class R	35	651
Norway 0.0%
Aker ASA	1	17
Aker ASA	—	10
DNB ASA	4	94
Equinor ASA	5	130
Gjensidige Forsikring ASA	1	30
Kongsberg Gruppen ASA	—	6
Leroy Seafood Group ASA	1	11
Mowi ASA	2	49
Norsk Hydro ASA	6	49
Orkla ASA	3	34
SalMar ASA	—	17
Schibsted ASA - Class A	—	14
Schibsted ASA - Class B	—	15
Storebrand ASA	2	21
Telenor ASA	3	46
TOMRA Systems ASA	1	38
Yara International ASA	1	36
		617
Chile 0.0%
Antofagasta PLC	2	29
Banco Santander-Chile	13,041	524
		553
Israel 0.0%
Azrieli Group Ltd.	—	16
Bank Hapoalim BM	5	56
Bank Leumi Le-Israel BM	7	72
Bezeq Israeli Telecommunication Corp. Ltd.	10	17
Elbit Systems Ltd.	—	20
Israel Chemicals Ltd.	3	30
Israel Discount Bank Ltd.	5	36
Mizrahi Tefahot Bank Ltd.	1	26
Nice Ltd. (a)	—	87
Teva Pharmaceutical Industries Ltd (a)	5	42
		402
Austria 0.0%
Andritz AG	—	17
BAWAG Group AG (g)	—	20
Erste Group Bank AG	2	73
EVN AG	—	6
OMV AG	1	37
Raiffeisen Bank International AG	1	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Telekom Austria Aktiengesellschaft	1	5
Verbund AG	—	37
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	6
Voestalpine AG	—	18
		237
New Zealand 0.0%
a2 Milk Co. Ltd. (a)	3	14
Auckland International Airport Limited (a)	6	29
Contact Energy Limited	4	20
Fisher & Paykel Healthcare Corp.	3	59
Fletcher Building Ltd.	4	19
Mercury NZ Limited	3	12
Meridian Energy Limited	6	19
Ryman Healthcare Ltd.	2	16
Spark New Zealand Ltd.	9	26
		214
Luxembourg 0.0%
ArcelorMittal	3	96
Eurofins Scientific SE	1	73
Millicom International Cellular SA - SDR (a)	—	13
RTL Group SA	—	5
Tenaris SA	2	23
		210
Portugal 0.0%
EDP Renovaveis, S.A.	1	28
Energias de Portugal SA	13	74
Galp Energia, SGPS, S.A.	2	20
Jeronimo Martins, SGPS, S.A.	1	29
		151
Turkey 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi - ADR (a)	27	52
United Arab Emirates 0.0%
Mediclinic International PLC (a)	5	21
Total Common Stocks (cost $869,921)		942,792
CORPORATE BONDS AND NOTES 17.4%
United States of America 13.4%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (h)	65	68
5.00%, 04/15/29 (h)	35	36
Acrisure, LLC
7.00%, 11/15/25 (h)	60	60
AECOM
5.13%, 03/15/27	105	114
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (h)	60	60
Allied Universal Holdco LLC
6.63%, 07/15/26 (h)	50	52
9.75%, 07/15/27 (h)	50	53
6.00%, 06/01/29 (c) (h)	40	39
Allison Transmission, Inc.
5.88%, 06/01/29 (h)	95	104
3.75%, 01/30/31 (h)	63	61
AMC Entertainment Holdings, Inc.
10.50%, 04/15/25 (h)	60	64
American Airlines Group Inc.
3.75%, 03/01/25 (c) (h)	160	149
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	80	82
6.50%, 04/01/27 (c)	90	94
American Tower Corporation
2.95%, 01/15/51	10	9
AmeriGas Partners, L.P.
5.50%, 05/20/25	90	96
AMN Healthcare, Inc.
4.00%, 04/15/29 (h)	900	911
AmWINS Group, Inc.
4.88%, 06/30/29 (h)	25	25
Antero Midstream Partners LP
5.38%, 06/15/29 (h)	70	74
Antero Resources Corporation
5.38%, 03/01/30 (h)	100	107
Apache Corporation
4.63%, 11/15/25	103	111
APX Group, Inc.
5.75%, 07/15/29 (h)	30	30
Aramark Services, Inc.
5.00%, 04/01/25 (h)	45	46
Arches Buyer Inc.
4.25%, 06/01/28 (h)	75	75
Archrock Partners, L.P.
6.88%, 04/01/27 (h)	30	32
Arconic Corporation
6.00%, 05/15/25 (h)	95	99
6.13%, 02/15/28 (h)	75	80
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (h)	200	198
Arrow Electronics, Inc.
2.95%, 02/15/32	100	101
Ashland LLC
6.88%, 05/15/43	150	193
AssuredPartners, Inc.
7.00%, 08/15/25 (h)	45	45
Avantor Funding, Inc.
4.63%, 07/15/28 (h)	130	137
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (c) (h)	65	68
B&G Foods, Inc.
5.25%, 04/01/25	40	41
Ball Corporation
2.88%, 08/15/30	719	700
3.13%, 09/15/31	2,027	2,006
Bath & Body Works, Inc.
6.75%, 07/01/36	2,256	2,774
Bausch Health Companies Inc.
9.25%, 04/01/26 (h)	335	356
8.50%, 01/31/27 (h)	95	100
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (h)	30	31
Becton, Dickinson and Company
3.79%, 05/20/50	10	11
Block, Inc.
3.50%, 06/01/31 (h)	100	103
Boardwalk Pipelines, LP
3.40%, 02/15/31	100	103
Boise Cascade Company
4.88%, 07/01/30 (h)	150	158
Boyd Gaming Corporation
4.75%, 12/01/27	30	31
4.75%, 06/15/31 (h)	30	31
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (h)	30	30
Broadcom Inc.
3.50%, 02/15/41 (h)	10	10
3.75%, 02/15/51 (h)	10	10
BroadStreet Partners, Inc.
5.88%, 04/15/29 (h)	30	29
Buckeye Partners, L.P.
4.13%, 03/01/25 (h)	96	99
5.85%, 11/15/43	625	613
5.60%, 10/15/44	375	365
Builders FirstSource, Inc.
6.75%, 06/01/27 (h)	32	34
4.25%, 02/01/32 (h)	1,671	1,738
Bunge Limited Finance Corp.
2.75%, 05/14/31	10	10
BWXT Government Group, Inc.
4.13%, 04/15/29 (h)	100	102
Caesars Entertainment, Inc.
4.63%, 10/15/29 (h)	90	91
Calpine Corporation
5.13%, 03/15/28 (h)	127	129
3.75%, 03/01/31 (h)	1,755	1,693
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Carrier Global Corporation
3.38%, 04/05/40	10	10
3.58%, 04/05/50	10	11
Carvana Co.
5.63%, 10/01/25 (h)	20	20
5.50%, 04/15/27 (h)	20	20
5.88%, 10/01/28 (h)	20	20
CCO Holdings, LLC
5.13%, 05/01/27 (h)	164	170
5.00%, 02/01/28 (h)	385	399
4.75%, 03/01/30 (h)	75	78
4.25%, 02/01/31 (h)	1,126	1,138
4.50%, 05/01/32	1,196	1,233
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (h)	55	58
CDK Global, Inc.
4.88%, 06/01/27	85	88
CDW Finance Corporation
3.57%, 12/01/31	100	104
Cedar Fair, L.P.
5.50%, 05/01/25 (h)	55	57
5.25%, 07/15/29 (c)	30	31
Centene Corporation
4.63%, 12/15/29	320	345
Central Garden & Pet Company
4.13%, 10/15/30	1,763	1,778
Century Communities, Inc.
3.88%, 08/15/29 (h) (i)	10	10
CenturyLink, Inc.
7.50%, 04/01/24	60	66
6.88%, 01/15/28	345	384
7.60%, 09/15/39	1,266	1,359
CF Industries, Inc.
5.15%, 03/15/34	743	900
5.38%, 03/15/44	952	1,202
Charles River Laboratories International, Inc.
4.00%, 03/15/31 (h)	101	103
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	28	29
3.25%, 01/31/32 (h)	130	131
Cheniere Energy, Inc.
4.50%, 10/01/29	125	133
Chesapeake Energy Corporation
5.88%, 02/01/29 (h)	95	102
Churchill Downs Incorporated
4.75%, 01/15/28 (h)	40	42
Cinemark USA, Inc.
8.75%, 05/01/25 (h)	70	74
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (h)	90	91
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (h)	181	187
7.75%, 04/15/28 (h)	43	46
Clearway Energy Operating LLC
3.75%, 02/15/31 (h)	10	10
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (c) (h)	51	52
CNX Resources Corporation
7.25%, 03/14/27 (h)	55	58
Coinbase Global, Inc.
3.38%, 10/01/28 (h)	101	95
Colt Merger Sub, Inc.
5.75%, 07/01/25 (h)	81	85
Commscope Finance LLC
6.00%, 03/01/26 (h)	215	223
8.25%, 03/01/27 (h)	50	51
Community Health Systems, Inc.
5.63%, 03/15/27 (h)	40	42
4.75%, 02/15/31 (h)	120	121
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	43	47
Conagra Brands, Inc.
8.25%, 09/15/30	154	218
5.40%, 11/01/48 (c)	10	13
Constellation Brands, Inc.
5.25%, 11/15/48	10	13
3.75%, 05/01/50	10	11
Continental Resources, Inc.
4.38%, 01/15/28	30	32
5.75%, 01/15/31 (h)	30	35
4.90%, 06/01/44	1,314	1,467
Crestwood Midstream Partners LP
5.63%, 05/01/27 (h)	65	66
Crown Castle International Corp.
2.90%, 04/01/41	10	10
CSC Holdings, LLC
5.75%, 01/15/30 (h)	385	385
4.13%, 12/01/30 (h)	2,008	1,962
3.38%, 02/15/31 (h)	1,823	1,707
4.50%, 11/15/31 (h)	2,024	2,001
CTR Partnership, L.P.
3.88%, 06/30/28 (h)	454	465
Curo Group Holdings Corp.
7.50%, 08/01/28 (h)	25	25
Dana Corporation
4.25%, 09/01/30	10	10
DaVita Inc.
4.63%, 06/01/30 (h)	140	144
DCP Midstream Operating, LP
5.38%, 07/15/25	155	169
5.13%, 05/15/29	100	113
Dell Inc.
6.50%, 04/15/38 (c)	778	1,003
Dell International L.L.C.
8.10%, 07/15/36 (i)	101	154
8.35%, 07/15/46 (i)	38	63
Delta Air Lines, Inc.
4.38%, 04/19/28 (c)	1,391	1,481
3.75%, 10/28/29 (c)	1,468	1,506
Diamond Sports Group, LLC
5.38%, 08/15/26 (h)	76	38
DIRECTV Financing, LLC
5.88%, 08/15/27 (h)	85	87
Discovery Communications, LLC
4.65%, 05/15/50	10	12
4.00%, 09/15/55	10	11
DISH DBS Corporation
5.88%, 11/15/24	240	246
7.75%, 07/01/26	250	264
Diversified Healthcare Trust
4.38%, 03/01/31	60	58
DT Midstream, Inc.
4.38%, 06/15/31 (h)	988	1,030
Dycom Industries, Inc.
4.50%, 04/15/29 (h)	1,660	1,692
Eastman Chemical Company
4.65%, 10/15/44	10	12
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (h)	120	127
Edison International
4.13%, 03/15/28 (c)	150	159
Elanco Animal Health
5.90%, 08/28/28 (i) (j)	1,059	1,233
Eldorado Resorts, Inc.
8.13%, 07/01/27 (h)	80	89
Embarq Corporation
8.00%, 06/01/36	1,046	1,172
Emera US Holdings Inc.
4.75%, 06/15/46	171	203
Emergent BioSolutions Inc.
3.88%, 08/15/28 (c) (h)	1,932	1,853
Enable Midstream Partners, LP
5.00%, 05/15/44 (j)	150	163
Encompass Health Corporation
4.50%, 02/01/28	95	98
Energizer Holdings, Inc.
4.75%, 06/15/28 (h)	165	168
Energy Transfer LP
6.50%, 02/01/42	10	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
6.13%, 12/15/45	68	85
5.30%, 04/15/47	25	29
6.00%, 06/15/48	214	268
6.25%, 04/15/49	149	195
5.00%, 05/15/50	472	543
EnerSys
4.38%, 12/15/27 (h)	500	519
Enlink Midstream, LLC
4.15%, 06/01/25	105	109
5.63%, 01/15/28 (h)	1,423	1,485
5.38%, 06/01/29	1,620	1,658
5.60%, 04/01/44	702	708
5.05%, 04/01/45	1,759	1,697
5.45%, 06/01/47	1,763	1,779
EPR Properties
4.95%, 04/15/28	1,033	1,114
3.75%, 08/15/29	664	670
EQM Midstream Partners, LP
6.00%, 07/01/25 (h)	135	147
5.50%, 07/15/28	700	765
4.50%, 01/15/29 (h)	1,600	1,664
4.75%, 01/15/31 (h)	1,699	1,796
6.50%, 07/15/48	1,492	1,811
EQT Corporation
6.63%, 02/01/25 (i) (j)	110	124
3.63%, 05/15/31 (c) (h)	100	104
FirstEnergy Corp.
4.40%, 07/15/27 (i) (j)	85	92
2.25%, 09/01/30	134	129
5.35%, 07/15/47 (i) (j)	1,235	1,467
FirstEnergy Transmission, LLC
5.45%, 07/15/44 (h)	212	268
Flowserve Corporation
3.50%, 10/01/30	10	10
Fluor Corporation
4.25%, 09/15/28 (c)	1,656	1,733
Ford Motor Company
5.29%, 12/08/46	1,526	1,793
Ford Motor Credit Company LLC
4.39%, 01/08/26	295	318
4.54%, 08/01/26	240	261
4.13%, 08/17/27	265	286
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (h)	60	62
Freedom Mortgage Corporation
8.25%, 04/15/25 (h)	30	31
6.63%, 01/15/27 (h)	30	29
Freeport-McMoRan Inc.
4.38%, 08/01/28	95	100
4.25%, 03/01/30	95	100
5.40%, 11/14/34	1,195	1,455
5.45%, 03/15/43	986	1,240
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (h)	64	68
Gartner, Inc.
3.75%, 10/01/30 (h)	110	112
General Motors Company
5.40%, 04/01/48	10	13
5.95%, 04/01/49	10	14
Genesis Energy, L.P.
7.75%, 02/01/28	75	76
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (h)	12	12
Global Payments Inc.
2.90%, 05/15/30	10	10
4.15%, 08/15/49	10	12
GLP Financing, LLC
4.00%, 01/15/30 - 01/15/31	886	941
Graphic Packaging International, LLC
3.50%, 03/01/29 (h)	85	85
Griffon Corporation
5.75%, 03/01/28	80	83
Group 1 Automotive, Inc.
4.00%, 08/15/28 (h)	80	80
Hasbro, Inc.
3.90%, 11/19/29 (i)	141	155
6.35%, 03/15/40	57	79
5.10%, 05/15/44	150	187
Hat Holdings I LLC
3.75%, 09/15/30 (h)	127	127
HCA Inc.
5.63%, 09/01/28	400	467
5.88%, 02/01/29	125	149
3.50%, 09/01/30	936	989
5.50%, 06/15/47	294	387
5.25%, 06/15/49	75	97
7.50%, 11/15/95	966	1,396
Herc Holdings Inc.
5.50%, 07/15/27 (h)	95	99
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (h)	26	26
4.88%, 01/15/30	125	134
HollyFrontier Corporation
4.50%, 10/01/30 (i)	1,013	1,095
Hologic, Inc.
3.25%, 02/15/29 (h)	75	75
Home Point Capital Inc.
5.00%, 02/01/26 (h)	25	23
Howmet Aerospace Inc.
5.90%, 02/01/27	175	200
5.95%, 02/01/37	1,399	1,656
Hughes Satellite Systems Corporation
6.63%, 08/01/26	90	101
Huntsman International LLC
4.50%, 05/01/29	100	111
Hyatt Hotels Corporation
5.75%, 04/23/30 (i) (j)	149	178
Icahn Enterprises L.P.
4.75%, 09/15/24	115	119
5.25%, 05/15/27	950	977
4.38%, 02/01/29	81	80
iHeartCommunications, Inc.
8.38%, 05/01/27	70	74
5.25%, 08/15/27 (h)	85	88
Imola Merger Corporation
4.75%, 05/15/29 (h)	115	118
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	40
4.40%, 01/26/26, CAD	490	431
Ipalco Enterprises Inc
4.25%, 05/01/30	426	467
Iron Mountain Incorporated
4.88%, 09/15/27 (h)	125	130
4.88%, 09/15/29 (h)	150	155
5.25%, 07/15/30 (h)	1,459	1,539
4.50%, 02/15/31 (h)	1,671	1,684
5.63%, 07/15/32 (h)	1,578	1,690
J2 Cloud Services, LLC
4.63%, 10/15/30 (h)	1,040	1,068
Jabil Inc.
3.00%, 01/15/31	98	101
Kaiser Aluminum Corporation
4.63%, 03/01/28 (h)	85	86
4.50%, 06/01/31 (h)	1,975	1,944
KB Home
4.80%, 11/15/29	1,100	1,200
Kennedy-Wilson, Inc.
4.75%, 03/01/29	85	87
Kirby Corporation
4.20%, 03/01/28	100	108
Kohl's Corporation
5.55%, 07/17/45 (c)	249	289
Kraft Heinz Foods Company
5.20%, 07/15/45	93	118
5.50%, 06/01/50	1,219	1,653
L Brands, Inc.
7.50%, 06/15/29	45	51
6.88%, 11/01/35	160	199

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
LABL Escrow Issuer LLC
6.75%, 07/15/26 (h)	85	87
10.50%, 07/15/27 (h)	50	52
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (h)	649	665
Lamar Media Corp.
4.00%, 02/15/30	985	996
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (h)	1,199	1,299
Las Vegas Sands Corp.
3.90%, 08/08/29	150	151
Leidos, Inc.
4.38%, 05/15/30 (i)	490	547
2.30%, 02/15/31 (i)	147	141
Level 3 Financing, Inc.
4.63%, 09/15/27 (h)	270	276
3.63%, 01/15/29 (h)	1,600	1,531
3.75%, 07/15/29 (h)	2,075	1,987
Lithia Motors, Inc.
4.38%, 01/15/31 (h)	70	75
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (h)	75	82
4.75%, 10/15/27 (h)	60	62
Lumen Technologies Inc.
4.50%, 01/15/29 (h)	1,601	1,553
7.65%, 03/15/42	1,283	1,381
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (i)	58	73
Madison IAQ LLC
4.13%, 06/30/28 (h)	90	90
Magic Mergeco, Inc.
7.88%, 05/01/29 (h)	50	49
Marathon Oil Corporation
6.60%, 10/01/37	150	199
Marvell Technology, Inc.
2.95%, 04/15/31	100	102
Match Group Holdings II, LLC
3.63%, 10/01/31 (h)	2,066	2,012
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (h)	100	101
7.25%, 04/15/25 (h)	60	60
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	135	144
5.75%, 02/01/27	240	272
4.50%, 01/15/28	150	162
MGM Resorts International
5.50%, 04/15/27	1,015	1,088
4.75%, 10/15/28	900	931
Micron Technology, Inc.
4.66%, 02/15/30	10	12
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (h)	30	32
Molina Healthcare, Inc.
4.38%, 06/15/28 (h)	30	31
3.88%, 11/15/30 (h)	45	47
Molson Coors Beverage Company
4.20%, 07/15/46	10	11
MOS Holdings Inc.
5.63%, 11/15/43	400	531
Motorola Solutions, Inc.
2.75%, 05/24/31	10	10
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (h)	90	90
MPT Operating Partnership, L.P.
5.00%, 10/15/27	75	79
MSCI Inc.
4.00%, 11/15/29 (h)	85	89
3.25%, 08/15/33 (h)	10	10
Murphy Oil Corp.
6.38%, 12/01/42 (i) (j)	598	597
Murphy Oil USA, Inc.
3.75%, 02/15/31 (h)	10	10
Mylan Inc
5.40%, 11/29/43	183	226
5.20%, 04/15/48	150	184
Mylan N.V.
5.25%, 06/15/46	222	273
Nabors Industries, Inc.
5.75%, 02/01/25	30	28
National Fuel Gas Company
2.95%, 03/01/31 (i)	83	84
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (h)	50	51
Navient Corporation
4.88%, 03/15/28	1,727	1,725
5.50%, 03/15/29	1,684	1,685
NCR Corporation
5.00%, 10/01/28 (h)	38	39
5.13%, 04/15/29 (h)	30	31
6.13%, 09/01/29 (h)	140	150
Netflix, Inc.
5.88%, 11/15/28	45	54
5.38%, 11/15/29 (h)	279	331
4.88%, 06/15/30 (h)	595	694
New Residential Investment Corp.
6.25%, 10/15/25 (h)	25	25
Newell Brands Inc.
5.88%, 04/01/36 (i) (j)	35	43
6.00%, 04/01/46 (i) (j)	288	368
Nexstar Escrow Inc.
5.63%, 07/15/27 (h)	125	132
Nexstar Media Group, Inc.
4.75%, 11/01/28 (h)	15	15
NFP Corp.
6.88%, 08/15/28 (h)	62	62
NGL Energy Operating LLC
7.50%, 02/01/26 (h)	24	25
NGL Energy Partners LP
7.50%, 11/01/23 (c)	45	45
Nielsen Finance LLC
5.63%, 10/01/28 (h)	90	93
NMG Holding Company, Inc.
7.13%, 04/01/26 (h)	30	32
Nordstrom, Inc.
4.38%, 04/01/30	580	585
4.25%, 08/01/31 (c)	1,451	1,426
5.00%, 01/15/44 (c)	852	796
Novelis Corporation
4.75%, 01/30/30 (h)	60	63
NRG Energy, Inc.
5.25%, 06/15/29 (h)	125	134
3.88%, 02/15/32 (h)	1,707	1,679
NuStar Logistics, L.P.
5.75%, 10/01/25	35	38
6.38%, 10/01/30	1,840	2,052
Occidental Petroleum Corporation
8.00%, 07/15/25	99	115
5.88%, 09/01/25	38	42
8.50%, 07/15/27	60	75
6.38%, 09/01/28	38	45
8.88%, 07/15/30	69	93
6.63%, 09/01/30	38	47
Olin Corporation
5.63%, 08/01/29	25	27
Onemain Finance Corporation
4.00%, 09/15/30	60	59
ONEOK Partners, L.P.
6.20%, 09/15/43	50	65
ONEOK, Inc.
7.15%, 01/15/51	148	216
Open Text Corporation
4.13%, 12/01/31 (h)	1,973	1,997
Outfront Media Capital Corporation
5.00%, 08/15/27 (h)	80	82
Owens Corning
3.88%, 06/01/30	10	11
Pacific Gas And Electric Company
5.00%, 07/01/28	125	131
4.55%, 07/01/30	269	292
4.50%, 07/01/40	96	101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
3.30%, 08/01/40	6	6
4.45%, 04/15/42	150	153
4.60%, 06/15/43	30	31
4.75%, 02/15/44	229	239
4.30%, 03/15/45	202	204
4.00%, 12/01/46	227	221
3.95%, 12/01/47	241	234
4.95%, 07/01/50	149	164
3.50%, 08/01/50	80	75
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (h)	155	158
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (c)	1,976	1,985
PBF Holding Company LLC
9.25%, 05/15/25 (h)	51	49
Performance Food Group, Inc.
5.50%, 10/15/27 (h)	80	84
Perrigo Finance Unlimited Company
4.90%, 12/15/44	500	498
PetSmart, Inc.
4.75%, 02/15/28 (h)	430	442
Pilgrim's Pride Corporation
5.88%, 09/30/27 (h)	50	53
3.50%, 03/01/32 (h)	10	10
Plains All American Pipeline, L.P.
6.65%, 01/15/37	149	193
4.90%, 02/15/45	1,047	1,146
Post Holdings, Inc.
5.50%, 12/15/29 (h)	160	168
Prestige Brands, Inc.
5.13%, 01/15/28 (h)	65	68
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (h)	50	48
6.25%, 01/15/28 (h)	50	52
PulteGroup, Inc.
7.88%, 06/15/32 (c)	492	703
6.00%, 02/15/35	150	193
Quanta Services, Inc.
2.90%, 10/01/30	10	10
QVC, Inc.
4.75%, 02/15/27	950	977
4.38%, 09/01/28	607	606
5.45%, 08/15/34	710	703
5.95%, 03/15/43	127	127
Radian Group Inc.
4.88%, 03/15/27	850	912
Range Resources Corporation
9.25%, 02/01/26	90	97
Regeneron Pharmaceuticals, Inc.
2.80%, 09/15/50	100	94
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (h)	80	78
RHP Hotel Properties, LP
4.75%, 10/15/27	85	87
Rite Aid Corporation
8.00%, 11/15/26 (h)	160	164
RLJ III-EM Columbus Lessee, LLC
4.00%, 09/15/29 (h)	101	100
Sabre GLBL Inc.
9.25%, 04/15/25 (h)	45	51
Safeway Inc.
4.63%, 01/15/27 (h)	130	137
3.50%, 03/15/29 (h)	54	54
4.88%, 02/15/30 (h)	175	189
SBA Communications Corporation
3.88%, 02/15/27	60	62
3.13%, 02/01/29 (h)	30	29
Scientific Games International, Inc.
5.00%, 10/15/25 (h)	75	77
7.00%, 05/15/28 (h)	30	32
Scripps Escrow II, Inc.
3.88%, 01/15/29 (h)	70	70
Seagate HDD Cayman
5.75%, 12/01/34	1,282	1,479
Sealed Air Corporation
6.88%, 07/15/33 (h)	700	887
Sensata Technologies, Inc.
3.75%, 02/15/31 (h)	1,223	1,220
Service Corporation International
5.13%, 06/01/29	110	118
Service Properties Trust
4.35%, 10/01/24	45	44
Sinclair Television Group, Inc.
4.13%, 12/01/30 (h)	85	80
Sirius XM Radio Inc.
5.00%, 08/01/27 (h)	95	99
5.50%, 07/01/29 (h)	105	113
4.13%, 07/01/30 (h)	225	226
3.88%, 09/01/31 (h)	350	344
Six Flags Operations Inc.
5.50%, 04/15/27 (h)	70	72
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (h)	75	80
SkyMiles IP Ltd.
4.50%, 10/20/25 (h)	—	—
Skyworks Solutions, Inc.
3.00%, 06/01/31	10	10
SLM Corporation
6.13%, 03/25/24	80	85
Sonic Automotive, Inc.
4.88%, 11/15/31 (h)	2,001	2,019
Southwestern Energy Co.
6.45%, 01/23/25 (i) (j)	12	13
Spectrum Brands, Inc.
5.00%, 10/01/29 (h)	75	79
5.50%, 07/15/30 (h)	95	102
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	158	224
6.75%, 06/15/39	166	225
5.88%, 11/15/40	91	113
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (h)	65	68
Springleaf Finance Corporation
6.63%, 01/15/28	1,050	1,183
5.38%, 11/15/29	1,074	1,168
Sprint Corporation
8.75%, 03/15/32	821	1,232
SS&C Technologies, Inc.
5.50%, 09/30/27 (h)	105	110
Standard Industries Inc.
4.75%, 01/15/28 (h)	175	181
Staples, Inc.
7.50%, 04/15/26 (h)	135	139
10.75%, 04/15/27 (c) (h)	70	66
Steel Dynamics, Inc.
3.25%, 01/15/31	100	105
Steelcase Inc.
5.13%, 01/18/29	150	170
Summit Materials, LLC
5.25%, 01/15/29 (h)	80	84
Sunoco Logistics Partners Operations L.P.
5.35%, 05/15/45	10	12
5.40%, 10/01/47	220	260
Sunoco LP
6.00%, 04/15/27	85	89
4.50%, 04/30/30 (h)	1,000	1,025
Talen Energy Supply, LLC
10.50%, 01/15/26 (h)	35	15
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (h)	95	103
Targa Resource Corporation
5.88%, 04/15/26	60	63
5.38%, 02/01/27	70	72
5.00%, 01/15/28	75	79
5.50%, 03/01/30	55	60
4.88%, 02/01/31	63	68
4.00%, 01/15/32 (h)	100	105
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (h)	500	557

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
5.13%, 08/01/30 (h)	1,196	1,323
TEGNA Inc.
4.63%, 03/15/28	50	51
Teledyne Technologies Incorporated
2.75%, 04/01/31	10	10
Teleflex Incorporated
4.63%, 11/15/27	100	104
Tempur Sealy International, Inc.
4.00%, 04/15/29 (h)	100	102
3.88%, 10/15/31 (h)	2,014	2,019
Tenet Healthcare Corporation
7.50%, 04/01/25 (h)	40	42
6.25%, 02/01/27 (h)	315	326
TerraForm Power Operating LLC
5.00%, 01/31/28 (h)	1,642	1,743
The AES Corporation
2.45%, 01/15/31	10	10
The Boeing Company
5.15%, 05/01/30 (i)	10	12
6.88%, 03/15/39	80	111
5.88%, 02/15/40	58	74
5.71%, 05/01/40 (i)	88	112
3.38%, 06/15/46	40	39
3.85%, 11/01/48	209	217
3.90%, 05/01/49	213	224
3.75%, 02/01/50	240	249
5.81%, 05/01/50 (i)	24	33
3.95%, 08/01/59	10	10
5.93%, 05/01/60 (i)	150	208
The Chemours Company
5.38%, 05/15/27 (c)	110	118
The Gap, Inc.
3.63%, 10/01/29 (h)	40	40
3.88%, 10/01/31 (h)	947	936
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (h)	1,594	1,712
5.25%, 04/30/31	100	109
5.25%, 07/15/31 (h)	1,578	1,714
5.63%, 04/30/33	1,555	1,701
The Howard Hughes Corporation
4.38%, 02/01/31 (h)	70	71
The Scotts Miracle-Gro Company
4.50%, 10/15/29	100	104
T-Mobile USA, Inc.
2.25%, 02/15/26	25	25
4.75%, 02/01/28	300	316
3.60%, 11/15/60	10	10
3.60%, 11/15/60 (h)	10	10
Topaz Solar Farms LLC
5.75%, 09/30/39 (h)	594	708
TopBuild Corp.
4.13%, 02/15/32 (h)	847	869
TransDigm Inc.
6.25%, 03/15/26 (h)	145	151
Trimble Inc.
4.90%, 06/15/28 (i)	10	11
Triumph Group, Inc.
7.75%, 08/15/25 (c)	50	50
Twilio Inc.
3.88%, 03/15/31	1,964	1,983
Uber Technologies, Inc.
7.50%, 05/15/25 (h)	70	74
United Rentals (North America), Inc.
5.50%, 05/15/27	95	99
4.88%, 01/15/28	95	100
4.00%, 07/15/30	150	155
United Rentals, Inc.
3.88%, 02/15/31	267	271
United States Cellular Corporation
6.70%, 12/15/33	726	880
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (h)	30	31
Uniti Group Inc.
7.88%, 02/15/25 (h)	60	63
Universal Health Services, Inc.
2.65%, 10/15/30 (h)	485	482
2.65%, 01/15/32 (h)	10	10
Univision Communications Inc.
4.50%, 05/01/29 (h)	75	76
Valvoline, Inc.
4.25%, 02/15/30 (h)	150	153
VeriSign, Inc.
2.70%, 06/15/31	10	10
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (h)	200	210
Viatris, Inc.
4.00%, 06/22/50	10	11
VICI Properties Inc.
3.75%, 02/15/27 (h)	65	67
4.13%, 08/15/30 (h)	115	122
Vistra Operations Company LLC
5.63%, 02/15/27 (h)	155	160
4.38%, 05/01/29 (h)	1,270	1,275
WESCO Distribution, Inc.
7.13%, 06/15/25 (h)	139	147
Western Digital Corporation
4.75%, 02/15/26	50	55
Western Midstream Operating, LP
4.35%, 02/01/25 (i) (j)	30	31
5.30%, 02/01/30 (i) (j)	61	67
5.45%, 04/01/44	475	567
5.30%, 03/01/48	796	960
5.50%, 08/15/48	844	1,012
6.50%, 02/01/50 (i) (j)	1,457	1,722
WMG Acquisition Corp.
3.88%, 07/15/30 (h)	110	112
3.00%, 02/15/31 (h)	976	937
Wolverine Escrow LLC
9.00%, 11/15/26 (h)	68	65
WW International, Inc.
4.50%, 04/15/29 (h)	132	126
Wyndham Destinations, Inc.
6.00%, 04/01/27 (i) (j)	50	55
4.63%, 03/01/30 (h)	625	628
Wynn Las Vegas, LLC
5.50%, 03/01/25 (h)	180	186
Xerox Holdings Corporation
5.50%, 08/15/28 (h)	1,879	1,980
XPO Logistics, Inc.
6.25%, 05/01/25 (h)	30	31
Yum! Brands, Inc.
4.75%, 01/15/30 (h)	70	76
3.63%, 03/15/31	70	70
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (h)	60	59
		189,786
Canada 0.9%
Bausch Health Companies Inc.
5.00%, 01/30/28 (h)	375	349
5.00%, 02/15/29 (h)	67	59
5.25%, 02/15/31 (h)	55	49
Bombardier Inc.
7.50%, 03/15/25 (h)	75	76
Cenovus Energy Inc.
6.75%, 11/15/39	10	14
Clarios Global LP
6.75%, 05/15/25 (h)	103	108
Garda World Security Corporation
4.63%, 02/15/27 (h)	30	30
GFL Environmental Inc.
3.75%, 08/01/25 (h)	100	101
3.50%, 09/01/28 (h)	1,715	1,689
GW B-CR Security Corporation
9.50%, 11/01/27 (h)	25	27
MEG Energy Corp.
6.50%, 01/15/25 (h)	92	94
Methanex Corporation
5.13%, 10/15/27	489	515

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
5.25%, 12/15/29	1,268	1,335
5.65%, 12/01/44	865	869
NOVA Chemicals Corporation
5.25%, 06/01/27 (h)	100	107
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (g)	2,000	2,318
1.10%, 10/19/27, CAD (h)	297	226
0.10%, 05/19/28, EUR (g)	875	985
0.05%, 11/25/30, EUR (g)	1,490	1,637
Open Text Corporation
4.13%, 02/15/30 (h)	50	51
Parkland Corporation
4.63%, 05/01/30 (h)	995	992
Teck Resources Limited
3.90%, 07/15/30	10	11
6.13%, 10/01/35	402	521
6.00%, 08/15/40	212	270
6.25%, 07/15/41	186	247
5.20%, 03/01/42	71	84
5.40%, 02/01/43	150	183
Videotron ltee
5.13%, 04/15/27 (h)	175	181
Yamana Gold Inc.
2.63%, 08/15/31 (h)	10	10
		13,138
United Kingdom 0.5%
Marks and Spencer P.L.C.
7.13%, 12/01/37 (h)	150	176
Rolls-Royce Plc
5.75%, 10/15/27 (h)	1,232	1,361
Royalty Pharma PLC
3.55%, 09/02/50	10	10
3.35%, 09/02/51	10	10
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (h)	200	210
4.50%, 08/15/30 (h)	1,648	1,659
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (h)	1,594	1,562
4.75%, 07/15/31 (h)	1,613	1,640
		6,628
Netherlands 0.5%
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (h)	365	393
American Airlines, Inc.
5.50%, 04/20/26 (h)	57	59
5.75%, 04/20/29 (h)	1,631	1,744
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (h)	226	228
Axalta Coating Systems, LLC
4.75%, 06/15/27 (h)	170	177
Gemeente Eindhoven
0.75%, 11/13/23, AUD	830	602
JBS USA Food Company
3.75%, 12/01/31 (h)	10	10
Sensata Technologies, Inc.
4.38%, 02/15/30 (h)	1,239	1,309
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (h)	200	209
UPC Broadband Finco B.V.
4.88%, 07/15/31 (h)	1,656	1,697
		6,428
Luxembourg 0.3%
ArcelorMittal
4.25%, 07/16/29	10	11
7.00%, 10/15/39 (i) (j)	377	519
6.75%, 03/01/41 (i) (j)	345	463
Telecom Italia Capital
7.20%, 07/18/36	1,544	1,765
7.72%, 06/04/38	1,334	1,568
		4,326
France 0.3%
Dexia Credit Local
0.50%, 07/22/23, GBP (g)	1,200	1,614
0.25%, 12/11/24, GBP (g)	700	923
1.25%, 10/27/25, EUR (g)	1,000	1,194
		3,731
Australia 0.3%
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (h)	1,694	1,800
4.38%, 04/01/31 (h)	1,662	1,749
		3,549
South Korea 0.2%
Korea Electric Power Corp
0.75%, 01/27/26 (h)	755	730
The Export-Import Bank of Korea
0.75%, 09/21/25	1,618	1,581
2.63%, 05/26/26	1,050	1,100
		3,411
Singapore 0.2%
Flex Ltd.
4.88%, 05/12/30	407	464
Temasek Financial (I) Limited
3.63%, 08/01/28 (g)	250	280
1.63%, 08/02/31 (h)	1,151	1,119
2.38%, 08/02/41 (c) (h)	1,126	1,097
		2,960
Italy 0.2%
Telecom Italia SpA
6.38%, 11/15/33	1,075	1,158
6.00%, 09/30/34	1,482	1,567
		2,725
Cayman Islands 0.1%
Seagate HDD Cayman
4.09%, 06/01/29	226	234
4.13%, 01/15/31	1,422	1,479
3.38%, 07/15/31	216	210
		1,923
Finland 0.1%
Nokia Oyj
6.63%, 05/15/39	1,126	1,557
Ireland 0.1%
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (h)	200	207
Perrigo Finance Unlimited Company
3.90%, 06/15/30 (i) (j)	1,200	1,218
		1,425
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (g)	1,000	1,154
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (g)	960	1,127
Germany 0.1%
KfW
0.00%, 12/15/22, EUR (k)	70	80
3.20%, 09/11/26, AUD	880	683
		763
Spain 0.0%
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (h)	200	192
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	150	186
4.90%, 03/06/48	150	181
		559
Bermuda 0.0%
NCL Corporation Ltd.
3.63%, 12/15/24 (h)	40	38
5.88%, 03/15/26 (h)	40	40
NCL Finance, Ltd.
6.13%, 03/15/28 (h)	40	40

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Viking Cruises Limited
7.00%, 02/15/29 (h)	60	60
Weatherford International Ltd.
8.63%, 04/30/30 (h)	50	52
		230
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (h)	200	200
Panama 0.0%
Carnival Corporation
10.50%, 02/01/26 (h)	25	29
9.88%, 08/01/27 (h)	75	86
		115
Brazil 0.0%
JBS USA Finance, Inc.
6.75%, 02/15/28 (h)	95	103
Liberia 0.0%
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (h)	74	83
Switzerland 0.0%
Transocean Poseidon Limited
6.88%, 02/01/27 (h)	60	58
Total Corporate Bonds And Notes (cost $242,233)		245,979
GOVERNMENT AND AGENCY OBLIGATIONS 12.2%
Japan 4.0%
Cabinet Office, Government of Japan
0.01%, 07/01/23, JPY	509,850	4,439
0.10%, 09/20/23 - 06/20/30, JPY	3,000,900	26,312
0.60%, 12/20/23 - 12/20/37, JPY	94,200	836
2.20%, 09/20/26 - 03/20/50, JPY	325,650	3,404
2.10%, 03/20/30, JPY	28,450	290
1.50%, 03/20/34, JPY	28,850	290
1.40%, 09/20/34 - 03/20/55, JPY	229,400	2,370
1.20%, 03/20/35, JPY	279,400	2,733
1.30%, 06/20/35, JPY	372,350	3,687
0.70%, 03/20/37, JPY	51,450	473
0.40%, 06/20/40 - 03/20/50, JPY	680,950	5,751
2.00%, 03/20/42, JPY	5,450	61
1.90%, 09/20/42, JPY	346,150	3,840
0.90%, 03/20/57, JPY	225,700	2,077
		56,563
Italy 1.7%
Segretariato Generale Della Presidenza Della Repubblica
1.20%, 04/01/22, EUR	2,970	3,398
0.05%, 01/15/23, EUR	1,144	1,309
0.65%, 10/15/23, EUR	2,245	2,596
0.88%, 05/06/24	1,528	1,512
0.00%, 08/15/24, EUR	795	904
0.35%, 02/01/25, EUR	331	379
1.40%, 05/26/25, EUR (l)	1,141	1,420
1.85%, 07/01/25, EUR (g)	419	504
0.50%, 02/01/26, EUR (g)	781	896
0.00%, 04/01/26, EUR (g)	280	314
0.95%, 09/15/27 - 12/01/31, EUR	4,503	5,149
1.35%, 04/01/30, EUR	1,115	1,311
2.45%, 09/01/33 - 09/01/50, EUR (g)	1,330	1,692
2.25%, 09/01/36, EUR (g)	1,119	1,400
4.00%, 02/01/37, EUR (g)	20	30
1.50%, 04/30/45, EUR (g)	911	971
3.45%, 03/01/48, EUR (g)	114	170
3.85%, 09/01/49, EUR (g)	132	210
2.80%, 03/01/67, EUR (g)	121	154
		24,319
United States of America 1.5%
Treasury, United States Department of
1.38%, 01/31/22 (b)	21,050	21,070
United Kingdom 1.4%
HM Treasury
2.75%, 09/07/24, GBP (g)	685	977
0.63%, 06/07/25, GBP	1,546	2,089
1.50%, 07/22/26, GBP	701	982
1.25%, 07/22/27, GBP	1,555	2,161
0.38%, 10/22/30, GBP (g)	200	258
0.25%, 07/31/31, GBP	800	1,012
4.75%, 12/07/38, GBP	1,525	3,216
0.88%, 01/31/46, GBP (g)	1,035	1,305
4.25%, 12/07/46, GBP	1,220	2,736
1.75%, 01/22/49, GBP	693	1,068
0.63%, 10/22/50, GBP (g)	468	556
1.75%, 07/22/57, GBP (g)	307	500
2.50%, 07/22/65, GBP (g)	1,025	2,145
3.50%, 07/22/68, GBP (g)	14	37
		19,042
France 1.0%
Gouvernement De France
0.00%, 03/25/24, EUR (g)	1,110	1,280
2.75%, 10/25/27, EUR (g)	2,800	3,755
1.50%, 05/25/31, EUR (g)	410	526
0.75%, 05/25/52, EUR (g)	165	178
0.75%, 05/25/53, EUR	168	180
Republique Francaise Presidence
2.25%, 05/25/24, EUR (g)	458	557
0.50%, 05/25/26, EUR (g)	1,658	1,958
1.25%, 05/25/34, EUR (g)	2,009	2,529
4.75%, 04/25/35, EUR (g)	8	14
1.75%, 06/25/39 - 05/25/66, EUR (g)	429	607
3.25%, 05/25/45, EUR (g)	751	1,316
2.00%, 05/25/48, EUR (g)	788	1,149
4.00%, 04/25/55, EUR	143	305
		14,354
Spain 0.9%
Estado Espanol
0.00%, 04/30/23 - 01/31/25, EUR	1,053	1,211
0.35%, 07/30/23, EUR	165	191
0.25%, 07/30/24, EUR	1,288	1,494
1.60%, 04/30/25, EUR (g)	1,100	1,334
1.95%, 04/30/26, EUR (g)	243	302
1.45%, 10/31/27, EUR (g)	788	970
1.40%, 07/30/28, EUR (g)	1,052	1,298
0.10%, 04/30/31, EUR (g)	1,745	1,915
2.35%, 07/30/33, EUR	23	31
4.20%, 01/31/37, EUR (g)	771	1,287
4.70%, 07/30/41, EUR	602	1,122
1.00%, 07/30/42 - 10/31/50, EUR	205	224
2.70%, 10/31/48, EUR (g)	146	217
3.45%, 07/30/66, EUR	284	482
		12,078
Canada 0.4%
Canada Housing Trust No. 1
1.25%, 06/15/26, CAD (m)	140	109
Canada, Government of
1.75%, 03/01/23, CAD	1,115	891
2.75%, 12/01/48 - 12/01/64, CAD	768	754
Government of Canada
1.75%, 12/01/53, CAD	50	40
Ontario, Government of
0.01%, 11/25/30, EUR (g)	1,655	1,817
Ontario, Province of
2.30%, 09/08/24, CAD	1,180	957
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	34
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	289
2.95%, 06/18/50, CAD	160	140
		5,031
Belgium 0.3%
Federale Overheidsdienst Kanselarij van de Eerste Minister
2.60%, 06/22/24, EUR (g)	13	16
1.00%, 06/22/26, EUR (g)	14	17
0.80%, 06/22/28, EUR (g)	681	827
0.10%, 06/22/30, EUR (g)	648	742
3.00%, 06/22/34, EUR (g)	520	786

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
1.90%, 06/22/38, EUR (g)	194	268
3.75%, 06/22/45, EUR (g)	249	463
1.60%, 06/22/47, EUR (h)	95	126
1.70%, 06/22/50, EUR	102	138
2.25%, 06/22/57, EUR	63	98
2.15%, 06/22/66, EUR (g)	100	157
		3,638
Germany 0.2%
Bundesrepublik Deutschland
6.50%, 07/04/27, EUR (g)	42	66
0.00%, 02/15/31 - 05/15/36, EUR (g)	1,690	1,926
2.50%, 07/04/44, EUR (g)	450	797
0.00%, 08/15/50, EUR (k)	596	645
		3,434
Saudi Arabia 0.2%
Saudi Arabia, Government of
2.25%, 02/02/33 (h)	322	313
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (g)	1,060	1,110
3.25%, 10/26/26 (g)	918	978
		2,401
Netherlands 0.2%
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	360
Staat der Nederlanden
0.00%, 07/15/31 - 01/15/52, EUR	956	1,056
0.50%, 01/15/40, EUR	625	755
		2,171
United Arab Emirates 0.1%
Abu Dhabi, Government of
0.75%, 09/02/23 (h)	601	598
The United Arab Emirates, Government of
2.50%, 10/11/22 (g)	655	665
		1,263
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (g)	1,180	1,250
Denmark 0.1%
Danmarks Nationalbank
1.50%, 11/15/23, DKK (g)	28	4
1.75%, 11/15/25, DKK (g)	18	3
0.50%, 11/15/27, DKK	1,223	196
0.50%, 11/15/29, DKK (g)	1,156	186
4.50%, 11/15/39, DKK (g)	1,856	504
		893
Australia 0.1%
Commonwealth of Australia
0.25%, 11/21/25, AUD (g)	169	118
3.75%, 04/21/37, AUD (g)	397	355
2.75%, 05/21/41, AUD (g)	65	51
3.00%, 03/21/47, AUD (g)	216	175
1.75%, 06/21/51, AUD (g)	130	82
		781
Kuwait 0.0%
Kuwait, Government of
2.75%, 03/20/22 (g)	632	635
Hungary 0.0%
Koztarsasagi Elnoki Hivatal
0.13%, 09/21/28, EUR (h)	257	284
2.13%, 09/22/31 (h)	331	326
		610
South Korea 0.0%
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (k)	490	558
Sweden 0.0%
OSMTH Of the Kingdom Of Sweden
3.50%, 06/01/22 - 03/30/39, SEK (g)	500	80
1.50%, 11/13/23, SEK (g)	35	4
2.50%, 05/12/25, SEK (g)	35	4
0.75%, 05/12/28, SEK (g)	1,895	218
2.25%, 06/01/32, SEK (g)	1,525	202
		508
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (h)	455	472
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	458
Indonesia 0.0%
The Republic of Indonesia, The Government of
1.30%, 03/23/34, EUR	259	284
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	161
Total Government And Agency Obligations (cost $177,890)		171,974
WARRANTS 0.4%
China 0.4%
Amoy Diagnostics Co., Ltd. (a) (d)	31	373
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. (a) (d)	10	75
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. (a) (d)	41	100
Beida Jade Bird Universal Fire Alarm Device Co., Ltd. (a) (d)	25	191
Beijing Kingsoft Office Software Co.,Ltd (a) (d)	9	392
Bestechnic (Shanghai) Co., Ltd. (a) (d)	6	297
BNP Paribas Issuance B.V. (a) (d)	1	36
BNP Paribas Issuance B.V. (a) (d)	4	47
BNP Paribas Issuance B.V. (a) (d)	1	62
Centre Testing International Group Co., Ltd. (a) (d)	9	40
Centre Testing International Group Co., Ltd. (a) (d)	93	393
Chacha Food Company, Limited (a) (d)	45	430
Fujian Anjing Food Co., Ltd. (a) (d)	3	83
Glodon Company Limited (a) (d)	11	109
Han's Laser Technology Industry Group Co., Ltd. (a) (d)	14	117
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (d)	39	501
Jiangsu Hengli Hydraulic Technology Co., Ltd. (a) (d)	14	176
Jiangsu Hengshun Vinegar-Industry Co., Ltd. (a) (d)	39	98
Leader Harmonious Drive Systems Co., Ltd. (a) (d)	11	291
Montage Technology Co.,Ltd. (a) (d)	28	369
OPT Machine Vision Tech Co., Ltd. (a) (d)	7	320
Qingdao Haier Biomedical Co Ltd (a) (d)	5	71
Shanghai Liangxin Electrical Co., Ltd. (a) (d)	54	152
Shanghai Liangxin Electrical Co., Ltd. (a) (d)	84	234
SKSHU Paint Co., Ltd. (a) (d)	1	26
Starpower Semiconductor Ltd. (a) (d)	7	444
Venustech Group Inc. (a) (d)	22	99
Zhejiang SUPCON Technology Co., Ltd. (a) (d)	23	278
Zwsoft Co., Ltd.(Guangzhou) (a) (d)	5	297
Total Warrants (cost $6,190)		6,101
PREFERRED STOCKS 0.4%
Germany 0.3%
Bayerische Motoren Werke AG	—	22
Henkel AG & Co. KGaA (n)	1	66
Porsche Automobil Holding SE (n)	1	66
Sartorius AG	—	77
Volkswagen AG (n)	19	3,767
		3,998
Switzerland 0.1%
Lindt & Spruengli AG	—	55
Roche Holding AG	3	1,335
Schindler Holding AG	—	50
		1,440
Brazil 0.0%
Itau Unibanco Holding S.A. (n)	162	609
Spain 0.0%
Grifols, S.A.	1	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Italy 0.0%
Telecom Italia SpA	28	13
Total Preferred Stocks (cost $6,182)		6,074
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF (c)	1	87
Total Investment Companies (cost $86)		87
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.0%
JNL Government Money Market Fund, 0.01% (o) (p)	28,433	28,433
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.03% (o) (p)	10,813	10,813
Total Short Term Investments (cost $39,246)		39,246
Total Investments 99.9% (cost $1,341,748)		1,412,253
Total Securities Sold Short (0.4)% (proceeds $5,373)		(5,568)
Other Derivative Instruments 0.1%		1,828
Other Assets and Liabilities, Net 0.4%		5,533
Total Net Assets 100.0%		1,414,046

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $109,168 and 7.7% of the Fund.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) The security is a direct debt of the agency and not collateralized by mortgages.

(n) Convertible security.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.4%)
COMMON STOCKS (0.4%)
United States of America (0.3%)
3M Company	(2)	(355)
3M Company	(1)	(114)
Alteryx, Inc. - Class A	(1)	(75)
Campbell Soup Company	(8)	(357)
Caterpillar Inc.	(1)	(235)
Conagra Brands, Inc.	(12)	(417)
Cummins Inc.	(1)	(226)
Cummins Inc.	—	(12)
Host Hotels & Resorts, Inc.	—	(7)
Las Vegas Sands Corp.	(2)	(80)
MasterCard Incorporated - Class A	—	(9)
Regeneron Pharmaceuticals, Inc.	—	(117)
Sirius XM Holdings Inc.	(200)	(1,268)
The Boeing Company	(2)	(368)
Wynn Resorts, Limited	(1)	(75)
Wynn Resorts, Limited	—	(3)
		(3,718)
Canada (0.1%)
Canadian Pacific Railway Limited	(21)	(1,528)
Restaurant Brands International Limited Partnership	(5)	(322)
		(1,850)
Total Common Stocks (proceeds $5,373)		(5,568)
Total Securities Sold Short (0.4%) (proceeds $5,373)		(5,568)

JNL/JPMorgan Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson National Life Global Funding, 02/01/22	367	—	367	3	4	(4)	—	—

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	04/27/20	370	649	0.1
Adevinta ASA - Class B	04/27/20	12	15	—
Adyen B.V.	04/27/20	1,498	1,533	0.1
AENA, S.M.E., S.A.	04/27/20	43	53	—
Alibaba Group Holding Limited	04/27/20	11,164	6,156	0.4
Allegro.eu SA	12/01/20	528	274	—
Amadeus IT Group SA	04/27/20	104	139	—
Amundi	04/27/20	21	23	—
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/06/21	522	427	—
Autostore Holdings Ltd	12/17/21	59	62	—
Avast PLC	12/17/21	24	25	—
BAWAG Group AG	04/27/20	10	20	—
Bridgepoint Group PLC	12/17/21	6	7	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Budweiser Brewing Company APAC Limited	04/27/20	852	751	0.1
Bundesrepublik Deutschland, 6.50%, 07/04/27	08/11/21	70	66	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	08/11/21	141	133	—
Bundesrepublik Deutschland, 0.00%, 05/15/35	08/11/21	1,608	1,521	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/36	08/11/21	282	272	—
Bundesrepublik Deutschland, 2.50%, 07/04/44	09/30/21	796	797	0.1
Cellnex Telecom, S.A.	04/16/21	117	152	—
China Development Bank, 0.88%, 01/24/24	07/09/20	1,141	1,154	0.1
Commonwealth of Australia, 0.25%, 11/21/25	08/11/21	123	118	—
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	360	355	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	56	51	—
Commonwealth of Australia, 3.00%, 03/21/47	08/28/20	192	175	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	89	82	—
Convatec Group PLC	04/27/20	19	19	—
Covestro AG	06/08/20	40	54	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	4	4	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	3	3	—
Danmarks Nationalbank, 0.50%, 11/15/29	04/27/20	177	186	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/27/20	501	504	—
Delivery Hero SE	04/27/20	1,340	1,484	0.1
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,120	1,127	0.1
Dexia Credit Local, 0.50%, 07/22/23	11/10/21	1,603	1,614	0.1
Dexia Credit Local, 0.25%, 12/11/24	11/10/21	921	923	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,187	1,194	0.1
EQT AB	06/22/20	30	69	—
ESR Cayman Limited	06/19/20	17	22	—
Estado Espanol, 1.60%, 04/30/25	08/26/20	1,376	1,334	0.1
Estado Espanol, 1.95%, 04/30/26	04/27/20	278	302	—
Estado Espanol, 1.45%, 10/31/27	03/26/20	1,027	970	0.1
Estado Espanol, 1.40%, 07/30/28	06/26/19	1,359	1,298	0.1
Estado Espanol, 0.10%, 04/30/31	06/22/21	2,011	1,915	0.1
Estado Espanol, 4.20%, 01/31/37	04/27/20	1,258	1,287	0.1
Estado Espanol, 2.70%, 10/31/48	10/30/20	232	217	—
Evolution Gaming Group AB (publ)	06/24/20	64	117	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	16	16	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	04/27/20	777	827	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.10%, 06/22/30	07/31/20	774	742	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	04/27/20	797	786	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	287	268	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	04/27/20	458	463	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	04/27/20	164	157	—
Fix Price Group Ltd	03/05/21	798	620	—
Fuyao Glass Industry Group Co., Ltd. - Class H	03/25/21	360	326	—
Gouvernement De France, 0.00%, 03/25/24	08/11/21	1,324	1,280	0.1
Gouvernement De France, 2.75%, 10/25/27	06/30/21	3,879	3,755	0.3
Gouvernement De France, 1.50%, 05/25/31	08/11/21	559	526	—
Gouvernement De France, 0.75%, 05/25/52	01/29/21	195	178	—
HDFC Life Insurance Company Limited	04/22/21	1,138	1,078	0.1
HM Treasury, 2.75%, 09/07/24	11/30/21	964	977	0.1
HM Treasury, 0.38%, 10/22/30	08/11/21	272	258	—
HM Treasury, 0.88%, 01/31/46	04/22/21	1,364	1,305	0.1
HM Treasury, 0.63%, 10/22/50	06/17/21	554	556	—
HM Treasury, 1.75%, 07/22/57	08/11/21	535	500	—
HM Treasury, 2.50%, 07/22/65	06/26/19	2,277	2,145	0.2
HM Treasury, 3.50%, 07/22/68	08/09/19	31	37	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	06/08/20	7	7	—
Joinn Laboratories (China) Co., Ltd. - Class H	02/22/21	89	58	—
JS Global Lifestyle Company Limited	12/18/20	9	8	—
Kangji Medical Holdings Limited	01/25/21	656	376	—
Kuwait, Government of, 2.75%, 03/20/22	06/25/20	635	635	0.1
Mapletree Commercial Trust Management Ltd.	06/08/20	16	15	—
Meituan Dianping - Class B	07/09/20	2,938	2,641	0.2
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,315	2,318	0.2
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,041	985	0.1
Ontario Teachers' Finance Trust, 0.05%, 11/25/30	08/27/21	1,750	1,637	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,880	1,817	0.1
Orsted A/S	03/12/21	1,486	1,265	0.1
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	200	218	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	214	202	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	71	76	—
Pepco Group N.V.	05/26/21	592	630	—
Pharmaron Beijing Co., Ltd. - Class H	01/14/21	1,134	865	0.1
Pirelli & C. S.p.A.	04/27/20	9	14	—
Poste Italiane - Societa' Per Azioni	04/27/20	23	34	—
Public Joint Stock Company "Severstal"	05/12/20	519	808	0.1
Public Joint Stock Society Oil Company "Rosneft"	02/11/21	709	849	0.1
Republique Francaise Presidence, 2.25%, 05/25/24	04/27/20	526	557	—
Republique Francaise Presidence, 0.50%, 05/25/26	04/27/20	1,884	1,958	0.1
Republique Francaise Presidence, 1.25%, 05/25/34	04/27/20	2,571	2,529	0.2
Republique Francaise Presidence, 4.75%, 04/25/35	08/09/19	14	14	—
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	16	16	—
Republique Francaise Presidence, 3.25%, 05/25/45	04/27/20	1,357	1,316	0.1
Republique Francaise Presidence, 2.00%, 05/25/48	06/30/21	1,255	1,149	0.1
Republique Francaise Presidence, 1.75%, 05/25/66	04/27/20	671	591	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,113	1,110	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	975	978	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	10/08/20	522	504	—
Segretariato Generale Della Presidenza Della Repubblica, 0.50%, 02/01/26	08/11/21	941	896	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.00%, 04/01/26	09/30/21	321	314	—
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	07/31/19	1,341	1,237	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/27/20	1,276	1,400	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	30	—
Segretariato Generale Della Presidenza Della Repubblica, 1.50%, 04/30/45	10/20/21	1,025	971	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	08/11/21	190	170	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	04/27/20	187	210	—
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/50	09/30/20	511	455	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	04/27/20	141	154	—
Siemens Healthineers AG	06/18/21	77	96	—
Sinch AB (publ)	06/18/21	44	34	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	288	280	—
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,253	1,250	0.1
The United Arab Emirates, Government of, 2.50%, 10/11/22	06/25/20	663	665	0.1
TUI AG - Class N	04/27/20	18	17	—
WH Group Limited	04/27/20	34	22	—
Worldline	09/18/20	89	64	—
Wuxi Biologics Cayman Inc	04/27/20	1,160	1,847	0.1
X5 Retail Group N.V.	04/27/20	861	688	0.1
Zalando SE	04/27/20	68	72	—
		90,019	83,534	5.9

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	31	December 2022	EUR	7,779	—	(5)
3M EURIBOR	30	March 2023	EUR	7,516	(1)	(3)
3M SONIA Index	26	March 2023	GBP	6,435	2	(15)
AUD/USD Spot Rate	190	March 2022		13,553	39	275
Australia 10 Year Bond	92	March 2022	AUD	12,813	(30)	(9)
Australia 3 Year Bond	2	March 2022	AUD	228	—	—
CAD/USD Spot Rate	457	March 2022		36,179	267	(53)
Canada 10 Year Bond	12	March 2022	CAD	1,680	2	24
Canada 5 Year Bond	5	March 2022	CAD	606	1	5
EUR/USD Spot Rate	732	March 2022		103,556	526	777
Euro Bund	109	March 2022	EUR	18,979	—	(340)
Euro OAT	4	March 2022	EUR	664	—	(13)
Euro Schatz	100	March 2022	EUR	11,219	—	(18)
Euro STOXX 50 Price Index	285	March 2022	EUR	11,801	—	474
GBP/USD Spot Rate	347	March 2022		28,694	56	652
Japan 10 Year Bond	11	March 2022	JPY	1,672,226	—	(41)
JPY/USD Spot Rate	262	March 2022		28,877	10	(392)
Long Gilt	9	March 2022	GBP	1,128	1	(5)
MSCI EAFE Index	6	March 2022		680	—	17
MSCI Emerging Markets Index	55	March 2022		3,366	(19)	6
S&P 500 Index	489	March 2022		113,918	(336)	2,428
S&P/TSX 60 Index	56	March 2022	CAD	13,992	(45)	275

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
					473	4,039
Short Contracts
3M EURIBOR	(30)	March 2024	EUR	(7,501)	—	11
3M SONIA Index	(26)	September 2023	GBP	(6,431)	(2)	18
Euro BOBL	(23)	March 2022	EUR	(3,084)	—	22
Euro Buxl 30 Year Bond	(1)	March 2022	EUR	(214)	—	8
MSCI EAFE Index	(259)	March 2022		(29,244)	17	(823)
MSCI Emerging Markets Index	(2,205)	March 2022		(133,932)	772	(1,268)
United States 10 Year Note	(13)	March 2022		(1,689)	(1)	(7)
United States 10 Year Ultra Bond	(16)	March 2022		(2,330)	(4)	(13)
United States 2 Year Note	(21)	April 2022		(4,583)	(1)	2
United States 5 Year Note	(49)	April 2022		(5,931)	(4)	3
United States Long Bond	(236)	March 2022		(37,952)	(133)	90
United States Ultra Bond	(4)	March 2022		(786)	(6)	(2)
					638	(1,959)

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	01/05/22	AUD	3,753	2,730	1
AUD/USD	SSB	01/05/22	AUD	629	458	7
CAD/USD	BNP	01/05/22	CAD	4,916	3,886	24
DKK/USD	CIT	01/05/22	DKK	6,305	965	5
EUR/USD	BCL	01/05/22	EUR	614	700	9
EUR/USD	BNP	01/05/22	EUR	63,853	72,697	342
EUR/USD	SSB	01/05/22	EUR	647	736	5
EUR/USD	SSB	02/03/22	EUR	363	413	2
EUR/USD	TDB	02/03/22	EUR	299	340	2
GBP/USD	BCL	01/05/22	GBP	235	318	8
GBP/USD	MLP	01/05/22	GBP	16,211	21,943	46
GBP/USD	TDB	01/05/22	GBP	245	332	6
GBP/USD	TDB	02/03/22	GBP	254	344	1
JPY/USD	BNP	01/05/22	JPY	6,542,635	56,878	59
SEK/USD	CIT	01/05/22	SEK	4,742	525	1
USD/AUD	BNP	01/05/22	AUD	(4,382)	(3,188)	(63)
USD/AUD	BNP	02/03/22	AUD	(3,753)	(2,730)	(1)
USD/CAD	GSC	01/05/22	CAD	(4,527)	(3,579)	(33)
USD/CAD	TDB	01/05/22	CAD	(388)	(307)	(3)
USD/CAD	BNP	02/03/22	CAD	(4,916)	(3,886)	(24)
USD/DKK	SSB	01/05/22	DKK	(6,305)	(965)	(1)
USD/DKK	CIT	02/03/22	DKK	(6,305)	(966)	(5)
USD/EUR	BCL	01/05/22	EUR	(2,833)	(3,225)	(40)
USD/EUR	BCL	01/05/22	EUR	(2,927)	(3,332)	—
USD/EUR	BNP	01/05/22	EUR	(1,061)	(1,208)	(2)
USD/EUR	GSC	01/05/22	EUR	(15,370)	(17,499)	(6)
USD/EUR	MLP	01/05/22	EUR	(390)	(444)	(4)
USD/EUR	SSB	01/05/22	EUR	(760)	(866)	(7)
USD/EUR	TDB	01/05/22	EUR	(41,773)	(47,560)	(23)
USD/EUR	BNP	02/03/22	EUR	(62,302)	(70,975)	(328)
USD/GBP	BCL	01/05/22	GBP	(205)	(277)	(6)
USD/GBP	BNP	01/05/22	GBP	(1,119)	(1,515)	(21)
USD/GBP	GSC	01/05/22	GBP	(15,002)	(20,306)	(244)
USD/GBP	SSB	01/05/22	GBP	(365)	(494)	(8)
USD/GBP	MLP	02/03/22	GBP	(16,211)	(21,941)	(45)
USD/JPY	GSC	01/05/22	JPY	(6,304,426)	(54,807)	1,086
USD/JPY	MLP	01/05/22	JPY	(238,209)	(2,071)	38
USD/JPY	BNP	02/03/22	JPY	(6,542,635)	(56,891)	(59)
USD/SEK	BNP	01/05/22	SEK	(4,742)	(525)	(1)
USD/SEK	CIT	02/03/22	SEK	(4,742)	(525)	(1)
					(156,817)	717

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	482,262	93	—	482,355
China	1,089	92,065	—	93,154
United Kingdom	185	36,707	—	36,892
France	—	34,362	—	34,362
Japan	—	29,002	18	29,020
Taiwan	5,794	19,602	—	25,396
South Korea	—	23,569	—	23,569
Germany	—	23,352	—	23,352
Netherlands	7,290	15,480	—	22,770
India	4,736	14,621	—	19,357
Switzerland	897	16,997	—	17,894
Denmark	—	16,309	—	16,309
Russian Federation	2,488	9,681	—	12,169
Hong Kong	59	10,990	—	11,049
Sweden	—	9,287	—	9,287
Mexico	8,820	10	—	8,830
Australia	—	8,596	—	8,596
Singapore	2,218	6,304	15	8,537
Ireland	6,897	623	—	7,520
Italy	619	6,301	—	6,920
Canada	6,754	—	—	6,754
Indonesia	—	6,003	—	6,003
Spain	—	5,322	—	5,322
Belgium	—	5,209	—	5,209
South Africa	—	4,216	—	4,216
Finland	—	3,789	—	3,789
Brazil	705	2,685	—	3,390
Thailand	—	3,238	—	3,238
Bermuda	1,751	62	—	1,813
Argentina	1,456	—	—	1,456
Poland	—	1,156	—	1,156
Greece	—	651	—	651
Norway	—	617	—	617
Chile	—	553	—	553
Israel	—	402	—	402
Austria	—	237	—	237
New Zealand	—	214	—	214
Luxembourg	—	210	—	210
Portugal	—	151	—	151
Turkey	52	—	—	52
United Arab Emirates	—	21	—	21
Corporate Bonds And Notes	—	245,979	—	245,979
Government And Agency Obligations	—	171,974	—	171,974
Warrants	—	6,101	—	6,101
Preferred Stocks	6,074	—	—	6,074
Investment Companies	87	—	—	87
Short Term Investments	39,246	—	—	39,246
	579,479	832,741	33	1,412,253
Liabilities - Securities
Common Stocks	(5,568)	—	—	(5,568)
	(5,568)	—	—	(5,568)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,087	—	—	5,087
Open Forward Foreign Currency Contracts	—	1,642	—	1,642
	5,087	1,642	—	6,729
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,007)	—	—	(3,007)
Open Forward Foreign Currency Contracts	—	(925)	—	(925)
	(3,007)	(925)	—	(3,932)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 96.9%
Information Technology 28.3%
Accenture Public Limited Company - Class A	19	7,730
Advanced Micro Devices, Inc. (a) (b)	39	5,568
Analog Devices, Inc. (b)	25	4,389
Apple Inc. (b)	262	46,453
Applied Materials, Inc. (b)	32	5,090
Booz Allen Hamilton Holding Corporation - Class A	9	766
Ceridian HCM Holding Inc. (a)	3	309
FleetCor Technologies Inc. (a) (b)	7	1,653
Fortinet, Inc. (a)	2	836
Intel Corporation	10	505
International Business Machines Corporation	24	3,259
Intuit Inc.	10	6,444
KLA-Tencor Corp.	2	1,061
Lam Research Corp. (b)	8	5,744
Leidos Holdings Inc. (b)	19	1,692
MasterCard Incorporated - Class A (b)	26	9,410
Microchip Technology Incorporated	16	1,361
Micron Technology, Inc.	7	679
Microsoft Corporation (b)	143	47,926
Motorola Solutions Inc.	2	639
NVIDIA Corporation (b)	37	10,899
NXP Semiconductors N.V. (b)	18	3,988
Oracle Corporation (b)	27	2,368
Paypal Holdings, Inc. (a) (b)	7	1,330
Qualcomm Incorporated	12	2,123
Salesforce.Com, Inc. (a) (b)	10	2,504
Seagate Technology Holdings Public Limited Company (b)	31	3,555
Texas Instruments Incorporated	33	6,161
Visa Inc. - Class A	34	7,425
Workday, Inc. - Class A (a)	8	2,269
		194,136
Health Care 12.9%
Abbott Laboratories (b)	33	4,609
AbbVie Inc.	57	7,781
ABIOMED, Inc. (a)	1	262
Anthem, Inc. (b)	10	4,685
Baxter International Inc.	10	853
Becton, Dickinson and Company	7	1,783
Biogen Inc. (a) (b)	5	1,253
BioMarin Pharmaceutical Inc. (a)	4	344
Boston Scientific Corporation (a) (b)	57	2,438
Bristol-Myers Squibb Company (b)	88	5,468
Centene Corporation (a)	35	2,905
Danaher Corporation (b)	6	2,108
DexCom Inc. (a)	2	823
Eli Lilly & Co. (b)	23	6,453
Humana Inc.	3	1,351
Illumina, Inc. (a) (b)	2	907
Intuitive Surgical, Inc. (a)	3	1,183
Johnson & Johnson	39	6,652
McKesson Corporation	3	815
Medtronic Public Limited Company (b)	41	4,259
Merck & Co., Inc.	33	2,552
Moderna, Inc. (a)	2	631
Neurocrine Biosciences, Inc. (a)	4	337
PerkinElmer Inc.	3	507
Pfizer Inc.	37	2,185
Regeneron Pharmaceuticals, Inc. (a) (b)	5	2,857
Thermo Fisher Scientific Inc.	12	7,887
UnitedHealth Group Incorporated (b)	19	9,667
Vertex Pharmaceuticals Incorporated (a) (b)	12	2,614
Zimmer Biomet Holdings, Inc. (b)	20	2,549
		88,718
Consumer Discretionary 12.6%
Amazon.com, Inc. (a) (b)	8	26,621
Aptiv PLC (a)	4	680
AutoZone, Inc. (a) (b)	1	1,260
Best Buy Co., Inc. (b)	24	2,476
D.R. Horton, Inc.	2	247
Dollar Tree Inc. (a)	5	771
General Motors Company (a)	26	1,552
Hilton Worldwide Holdings Inc. (a)	12	1,935
Lennar Corporation - Class A (b)	27	3,122
Lowe`s Companies, Inc.	29	7,426
Magna International Inc.	15	1,194
McDonald's Corporation	24	6,439
NIKE, Inc. - Class B (b)	31	5,171
O'Reilly Automotive, Inc. (a) (b)	7	4,703
Rivian Automotive, Inc. - Class A (a)	5	543
Royal Caribbean Cruises Ltd.	4	275
Tesla Inc. (a) (b)	13	13,898
The Home Depot, Inc. (b)	12	4,926
TJX Cos. Inc. (b)	35	2,645
Toll Brothers Inc.	13	934
		86,818
Financials 10.5%
Bank of America Corporation (b)	79	3,492
Berkshire Hathaway Inc. - Class B (a)	30	8,956
Capital One Financial Corporation (b)	14	2,033
Chubb Limited (b)	16	3,163
Citigroup Inc. (b)	62	3,772
Fifth Third Bancorp (b)	37	1,590
Intercontinental Exchange, Inc.	15	2,102
Morgan Stanley (b)	32	3,114
Progressive Corp. (b)	44	4,501
Prudential Financial Inc.	13	1,356
Regions Financial Corporation (b)	88	1,927
S&P Global Inc. (b)	12	5,792
Shopify Inc. - Class A (a)	1	899
State Street Corporation (b)	42	3,872
SVB Financial Group (a)	2	1,115
T. Rowe Price Group, Inc. (b)	17	3,394
The Goldman Sachs Group, Inc. (b)	9	3,493
The Hartford Financial Services Group, Inc. (b)	39	2,720
The Travelers Companies, Inc.	4	637
Truist Financial Corporation (b)	41	2,406
U.S. Bancorp (b)	72	4,069
Voya Financial, Inc.	8	536
Wells Fargo & Company	149	7,151
		72,090
Communication Services 10.2%
Alphabet Inc. - Class A (a) (b)	6	18,443
Alphabet Inc. - Class C (a) (b)	5	14,051
Booking Holdings Inc. (a) (b)	1	2,682
Charter Communications, Inc. - Class A (a) (b)	4	2,381
Comcast Corporation - Class A	96	4,852
Facebook, Inc. - Class A (a)	40	13,432
Fox Corporation - Class A	4	141
Lyft, Inc. - Class A (a)	18	752
Netflix, Inc. (a)	8	5,044
T-Mobile USA, Inc. (a) (b)	33	3,786
Verizon Communications Inc. (b)	39	2,039
Walt Disney Co.	8	1,255
ZoomInfo Technologies Inc. - Class A (a)	16	1,029
		69,887
Industrials 7.6%
Cintas Corp. (b)	2	760
Deere & Company (b)	16	5,484
Eaton Corporation Public Limited Company (b)	24	4,067
FedEx Corporation	9	2,297
Honeywell International Inc. (b)	11	2,358
Ingersoll Rand Inc.	18	1,137
Johnson Controls International Public Limited Company (b)	26	2,080
Masco Corporation (b)	21	1,478
Norfolk Southern Corporation (b)	12	3,701
Northrop Grumman Systems Corp. (b)	6	2,261
Otis Worldwide Corporation	41	3,542
Parker-Hannifin Corporation (b)	8	2,438
Raytheon BBN Technologies Corp. (b)	37	3,146
Southwest Airlines Co. (a)	33	1,402
Stanley Black & Decker, Inc. (b)	20	3,696
Trane Technologies Public Limited Company (b)	22	4,498

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Union Pacific Corporation (b)	10	2,439
United Parcel Service Inc. - Class B (b)	24	5,116
		51,900
Consumer Staples 5.0%
Altria Group, Inc. (b)	60	2,840
Constellation Brands, Inc. - Class A (b)	10	2,396
Dollar General Corporation	2	583
Estee Lauder Cos. Inc. - Class A (b)	6	2,384
Kimberly-Clark Corporation (b)	15	2,099
Mondelez International, Inc. - Class A (b)	51	3,369
Philip Morris International Inc. (b)	36	3,401
Procter & Gamble Co.	50	8,204
Target Corporation (b)	13	3,041
The Coca-Cola Company	101	5,960
		34,277
Energy 2.6%
Cheniere Energy, Inc.	8	794
Chevron Corporation (b)	34	4,004
ConocoPhillips	67	4,864
Coterra Energy Inc	8	148
Diamondback Energy, Inc. (b)	25	2,742
EOG Resources, Inc. (b)	18	1,572
Phillips 66	4	260
Pioneer Natural Resources Co. (b)	17	3,069
The Williams Companies, Inc. (b)	17	435
		17,888
Real Estate 2.5%
Camden Property Trust	12	2,074
Equinix, Inc. (b)	3	2,121
Equity Lifestyle Properties, Inc.	16	1,358
Host Hotels & Resorts, Inc. (a)	32	556
Kimco Realty Corporation	43	1,062
ProLogis Inc. (b)	30	5,082
SBA Communications Corporation	3	1,264
Sun Communities Inc.	8	1,748
UDR, Inc.	5	288
Ventas, Inc. (b)	33	1,697
		17,250
Utilities 2.4%
CenterPoint Energy, Inc.	94	2,611
DTE Energy Company	11	1,326
Edison International	19	1,279
Evergy, Inc.	23	1,549
Exelon Corporation	23	1,352
FirstEnergy Corp.	57	2,390
NextEra Energy, Inc.	66	6,181
		16,688
Materials 2.3%
Air Products and Chemicals, Inc.	3	997
Avery Dennison Corporation	6	1,194
Celanese Corp. - Class A	6	960
DuPont de Nemours, Inc.	25	2,038
Eastman Chemical Co. (b)	26	3,195
Freeport-McMoRan Inc.	20	845
Linde Public Limited Company (b)	6	2,138
PPG Industries, Inc. (b)	20	3,483
Westrock Company, Inc.	17	771
		15,621
Total Common Stocks (cost $480,721)		665,273
SHORT TERM INVESTMENTS 5.9%
Investment Companies 5.9%
JNL Government Money Market Fund, 0.01% (c) (d)	40,380	40,380
Total Short Term Investments (cost $40,380)		40,380
Total Investments 102.8% (cost $521,101)		705,653
Total Purchased Options 1.8% (cost $12,162)		12,158
Other Derivative Instruments (1.8)%		(12,379)
Other Assets and Liabilities, Net (2.8)%		(19,139)
Total Net Assets 100.0%		686,293

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	74	March 2022	17,647	(321)	(41)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	4,510.00	03/31/22	1,427	12,158

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	4,920.00	03/31/22	1,427	(8,976)
S&P 500 Index	Put	3,810.00	03/31/22	1,427	(3,082)
					(12,058)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	665,273	—	—	665,273
Short Term Investments	40,380	—	—	40,380
	705,653	—	—	705,653
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	12,158	—	—	12,158
	12,158	—	—	12,158
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(41)	—	—	(41)
Exchange Traded Written Options	(12,058)	—	—	(12,058)
	(12,099)	—	—	(12,099)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.0%
Information Technology 32.1%
Advanced Micro Devices, Inc. (a)	307	44,235
Affirm Holdings, Inc. - Class A (a)	139	13,990
Arista Networks, Inc. (a)	247	35,434
Bill.Com Holdings Inc. (a)	106	26,510
Cadence Design Systems Inc. (a)	284	52,961
Confluent, Inc. - Class A (a) (b)	298	22,737
CrowdStrike Holdings, Inc. - Class A (a)	221	45,270
Entegris, Inc.	416	57,677
Five9 Inc. (a)	175	24,004
Gitlab Inc. - Class A (a)	65	5,633
Global Payments Inc.	211	28,567
Globant S.A. (a)	59	18,390
HashiCorp, Inc. - Class A (a)	51	4,601
HubSpot Inc. (a)	83	54,644
Keysight Technologies, Inc. (a)	257	53,094
Lam Research Corp.	57	41,061
Littelfuse Inc.	114	35,811
Marvell Technology, Inc.	476	41,663
Microchip Technology Incorporated	430	37,434
MongoDB, Inc. - Class A (a)	107	56,746
Okta, Inc. - Class A (a)	152	34,007
Palo Alto Networks, Inc. (a)	145	80,786
Remitly Global, Inc. (a)	493	10,161
SolarEdge Technologies Ltd. (a)	216	60,519
Spotify Technology S.A. (a)	65	15,235
Synopsys Inc. (a)	158	58,386
Teradyne Inc.	366	59,934
The Trade Desk, Inc. - Class A (a)	605	55,424
Trimble Inc. (a)	292	25,486
Uipath, Inc. - Class A (a)	143	6,154
Unity Software Inc. (a)	145	20,791
Wolfspeed, Inc. (a)	210	23,505
Xilinx, Inc.	111	23,557
Zebra Technologies Corp. - Class A (a)	101	59,877
Zscaler, Inc. (a)	140	44,954
		1,279,238
Health Care 20.5%
Acadia Healthcare Company, Inc. (a)	342	20,744
Agilent Technologies, Inc.	432	69,049
Agios Pharmaceuticals, Inc. (a)	475	15,603
Align Technology, Inc. (a)	25	16,101
Alnylam Pharmaceuticals, Inc. (a)	258	43,684
Amedisys, Inc. (a)	104	16,852
Catalent Inc. (a)	259	33,134
Centene Corporation (a)	661	54,442
Cooper Cos. Inc.	83	34,940
DexCom Inc. (a)	140	75,388
Exact Sciences Corporation (a)	393	30,618
Exelixis, Inc. (a)	1,017	18,590
Hologic Inc. (a)	320	24,507
Horizon Therapeutics Public Limited Company (a)	488	52,641
Insulet Corporation (a)	128	34,137
Jazz Pharmaceuticals Public Limited Company (a)	176	22,422
Maravai LifeSciences Holdings, Inc. - Class A (a)	576	24,117
McKesson Corporation	173	43,102
Mettler-Toledo International Inc. (a)	33	56,178
Natera, Inc. (a)	275	25,657
Neurocrine Biosciences, Inc. (a)	212	18,039
ResMed Inc.	104	27,038
Royalty Pharma PLC - Class A	522	20,786
Seagen Inc. (a)	128	19,835
Teladoc Health, Inc. (a)	185	17,014
		814,618
Industrials 16.9%
ACV Auctions Inc. - Class A (a) (b)	302	5,685
Advanced Drainage Systems, Inc.	149	20,280
AMETEK, Inc.	246	36,142
Copart Inc. (a)	439	66,501
Delta Air Lines, Inc. (a)	796	31,115
Equifax Inc.	187	54,605
Fortune Brands Home & Security, Inc.	336	35,918
Frontier Group Holdings, Inc. (a)	950	12,898
Generac Holdings Inc. (a)	154	54,022
HEICO Corp. - Class A	143	18,325
IHS Markit Ltd.	303	40,341
Ingersoll Rand Inc.	741	45,817
ITT Industries Holdings, Inc.	334	34,142
Old Dominion Freight Line Inc.	176	63,003
Quanta Services, Inc.	380	43,617
Trane Technologies Public Limited Company	397	80,267
Trex Company, Inc. (a)	225	30,422
		673,100
Consumer Discretionary 13.1%
Aramark	728	26,816
Bright Horizons Family Solutions Inc. (a)	233	29,317
Brunswick Corp.	152	15,291
Burlington Stores Inc. (a)	141	41,190
CarMax Inc. (a)	168	21,905
Chewy, Inc. - Class A (a) (b)	250	14,742
Chipotle Mexican Grill Inc. (a)	20	35,489
Draftkings Inc. - Class A (a)	702	19,298
ETSY, Inc. (a)	58	12,677
Garmin Ltd.	187	25,409
Helen of Troy Ltd (a)	160	38,993
Hilton Worldwide Holdings Inc. (a)	260	40,620
Lululemon Athletica Inc. (a)	60	23,370
National Vision Holdings, Inc. (a)	417	20,007
O'Reilly Automotive, Inc. (a)	53	37,501
Royal Caribbean Cruises Ltd.	411	31,583
Tractor Supply Co.	197	47,100
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	99	40,822
		522,130
Financials 8.3%
Affiliated Managers Group, Inc.	156	25,664
Ares Management Corporation - Class A	297	24,113
Discover Financial Services	251	29,063
Evercore Inc. - Class A	131	17,742
First Republic Bank	171	35,231
LPL Financial Holdings Inc.	237	37,957
MarketAxess Holdings Inc.	54	22,126
Morningstar Inc.	50	16,997
MSCI Inc. - Class A	61	37,313
Progressive Corp.	201	20,622
Signature Bank	98	31,741
SVB Financial Group (a)	49	33,559
		332,128
Communication Services 5.3%
Booking Holdings Inc. (a)	6	14,395
Bumble Inc. - Class A (a)	572	19,380
Lyft, Inc. - Class A (a)	762	32,560
Match Group Holdings II, LLC (a)	340	44,904
Roblox Corporation - Class A (a)	219	22,623
Roku Inc. - Class A (a)	218	49,679
Take-Two Interactive Software Inc. (a)	145	25,698
		209,239
Consumer Staples 1.2%
Constellation Brands, Inc. - Class A	185	46,404
Energy 0.9%
EOG Resources, Inc.	395	35,123
Materials 0.7%
Freeport-McMoRan Inc.	701	29,265
Total Common Stocks (cost $2,837,713)		3,941,245
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund, 0.01% (c) (d)	48,558	48,558
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	1,478	1,478
Total Short Term Investments (cost $50,036)		50,036
Total Investments 100.2% (cost $2,887,749)		3,991,281
Other Assets and Liabilities, Net (0.2)%		(8,534)
Total Net Assets 100.0%		3,982,747

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,941,245	—	—	3,941,245
Short Term Investments	50,036	—	—	50,036
	3,991,281	—	—	3,991,281

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.4%
Collateralized Mortgage Obligations 21.4%
Federal Home Loan Mortgage Corporation
Series PV-3860, REMIC, 5.00%, 05/15/22	511	515
Series ZA-2639, REMIC, 5.00%, 07/15/23	457	470
Series D-3542, REMIC, 4.50%, 06/15/24	1,730	1,792
Series BY-3104, REMIC, 5.50%, 01/15/26	905	970
Series VN-4445, REMIC, 4.00%, 05/15/26	918	940
Series KW-3874, REMIC, 4.50%, 06/15/26	1,864	1,959
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,577
Series GT-3270, REMIC, 5.50%, 01/15/27	1,388	1,491
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,313
Series DG-3737, REMIC, 5.00%, 10/15/30	533	564
Series PA-3981, REMIC, 3.00%, 04/15/31	1,851	1,890
Series AM-2525, REMIC, 4.50%, 04/15/32	98	107
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,639
Series MJ-2638, REMIC, 5.00%, 07/15/33	529	576
Series QD-2882, REMIC, 4.50%, 07/15/34	113	117
Series MU-2915, REMIC, 5.00%, 01/15/35	772	846
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,323	2,669
Series CB-3688, REMIC, 4.00%, 06/15/36	686	731
Series PB-3283, REMIC, 5.50%, 07/15/36	684	766
Series B-3413, REMIC, 5.50%, 04/15/37	194	213
Series PE-3341, REMIC, 6.00%, 07/15/37	418	478
Series HZ-4365, REMIC, 3.00%, 01/15/40	4,223	4,352
Series QH-3699, REMIC, 5.50%, 07/15/40	1,007	1,107
Series PB-4047, REMIC, 3.50%, 01/15/41	4,365	4,490
Series 30-264, REMIC, 3.00%, 07/15/42	6,959	7,191
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,619
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,276
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	4,023
Series KR-4945, REMIC, 2.50%, 09/25/49	6,961	7,087
Series MD-4937, REMIC, 2.50%, 10/25/49	5,853	5,993
Series PA-4933, REMIC, 2.50%, 10/25/49	7,426	7,606
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	9,055	9,355
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	223	229
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,230	8,748
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	11,472	11,588
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,526
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,911
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	58	60
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,378
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	2,770	2,991
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,235
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,981
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,477
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	10,448
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,245
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,292
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	149	164
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	10,014	10,439
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,256	1,401
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	455	411
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,127
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	200	209
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,312
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,445	1,590
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	71	76
Series 2010-SL-4, REMIC, 11.36%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	35
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	1,207	1,268
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,649
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,835	2,078
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	901	925
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	562	610
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	4,017
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	4,386	4,577
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,277	1,328
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	3,635	3,775
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	14,657
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	7,325	7,491
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	4,305	4,528
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	3,126	3,196
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	13,824	14,322
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	5,830	5,970
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	234	254
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	13,937	14,040
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	340	351
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	478	532
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	442	495
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	657	740
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	864	976
Interest Only, Series 2008-SA-40, REMIC, 6.29%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	983	164
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	759	771
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,529	1,666
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	17,120	19,195
Interest Only, Series 2011-SH-97, REMIC, 6.03%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	1,601	337
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	13,536
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,377
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	4,171
Series 2013-FA-H16, REMIC, 0.62%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	5,745	5,796
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	536	597
		329,984
Mortgage-Backed Securities 21.0%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	30	33
7.00%, 04/01/29 - 06/01/32	33	38
5.00%, 08/01/33 - 12/01/34	476	530
2.37%, (1 Year Treasury + 2.25%), 12/01/35 (a)	189	198
5.50%, 07/01/38	894	1,029
4.50%, 10/01/40	414	454
3.50%, 09/01/46 - 01/01/50	8,642	9,233
3.00%, 01/01/47 - 06/01/50	9,272	9,727
2.50%, 05/01/50	9,920	10,137
2.00%, 09/01/50 - 09/01/51	24,135	24,121
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	19,850	21,577
3.18%, 09/01/25	4,850	4,947
3.03%, 12/01/25	20,018	21,043
2.94%, 01/01/26	22,215	23,334
3.10%, 01/01/26	7,500	7,992
6.50%, 03/01/26 - 03/01/36	96	114
7.00%, 05/01/26 - 01/01/30	8	9
3.26%, 12/01/26	1,823	1,950
3.11%, 03/01/27	2,805	2,986
3.33%, 03/01/27	2,358	2,522
3.05%, 06/01/27 (a)	3,152	3,354
3.13%, 11/01/29	2,107	2,267
8.00%, 11/01/29 - 03/01/31	23	26
6.00%, 02/01/31 - 12/01/36	2,314	2,670
7.50%, 02/01/31	3	3
3.96%, 06/01/33	10,901	12,926
2.52%, 09/01/34	7,040	7,420
2.41%, 10/01/34	10,621	11,099
5.50%, 02/01/35 - 10/01/36	1,229	1,397
1.78%, 05/01/35	15,000	14,651
5.00%, 09/01/35 - 11/01/40	5,917	6,624
2.04%, 06/01/37	5,404	5,301
3.50%, 06/01/42 - 10/01/49	27,244	29,410
3.00%, 03/01/43 - 02/01/50	5,779	6,066
2.00%, 10/01/50	13,402	13,389
2.50%, 10/01/50	23,021	23,563
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	454	518
2.50%, 09/15/49 - 01/20/50	18,135	18,787
3.00%, 04/15/50	12,916	13,530

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
3.50%, 09/20/51	7,965	8,528
		323,503
U.S. Treasury Note 20.8%
Treasury, United States Department of
2.00%, 11/30/22	28,000	28,407
2.63%, 02/28/23 - 01/31/26	45,000	46,928
1.63%, 10/31/23	25,000	25,422
1.13%, 02/28/25 - 02/28/27	140,000	139,730
0.63%, 03/31/27	25,000	24,164
2.25%, 08/15/27	40,000	41,956
0.38%, 09/30/27	15,000	14,198
		320,805
Commercial Mortgage-Backed Securities 6.8%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,507
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,555
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	7,120
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,446
Series A2-K069, REMIC, 3.19%, 09/25/27 (a)	4,000	4,351
Series A1-K087, REMIC, 3.59%, 10/25/27	3,517	3,759
Series APT2-Q013, REMIC, 1.25%, 05/25/50 (a)	6,217	6,221
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (a)	4,399	4,579
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (a)	12,719	13,388
Series 2017-A2-M13, REMIC, 2.93%, 09/25/27 (a)	2,428	2,565
Series 2019-A2-M1, REMIC, 3.55%, 09/25/28 (a)	4,000	4,465
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	9,641
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,979	10,059
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	14,861	16,118
		104,774
U.S. Treasury Bond 4.9%
Treasury, United States Department of
3.00%, 05/15/45 - 02/15/48	37,500	45,082
2.25%, 08/15/49	5,000	5,352
2.00%, 02/15/50	25,000	25,379
		75,813
U.S. Treasury Inflation Indexed Securities 3.6%
Treasury, United States Department of
1.38%, 02/15/44 (b)	39,460	55,917
U.S. Government Agency Obligations 2.9%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (c)	7,500	8,690
Federal Home Loan Banks Office of Finance
5.75%, 06/12/26 (c)	5,000	5,956
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (c) (d)	4,000	3,620
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (c) (d)	20,660	17,961
Tennessee Valley Authority
0.75%, 05/15/25 (c)	4,500	4,446
Interest Only, 0.00%, 07/15/37 (c) (d)	6,000	4,131
		44,804
Total Government And Agency Obligations (cost $1,226,013)		1,255,600
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.0%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.52%, (1 Month USD LIBOR + 0.42%), 07/20/46 (a) (e)	218	176
Series 2006-1A1A-OA17, REMIC, 0.49%, (1 Month USD LIBOR + 0.39%), 12/20/46 (a) (e)	351	313
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,371	4,531
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	7,229
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	5,099
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	1,815	1,781
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,603	4,560
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	9,086
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.61%, 08/15/45 (a)	13,051	64
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,615	8,384
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	172	178
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,325
DT Auto Owner Trust 2020-2
Series 2020-A-2A, 1.14%, 01/15/24	493	493
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a)	2,989	3,140
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 08/19/37	6,474	6,379
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	726	730
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,255
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	10,526
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 0.36%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	630	16
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 1.97%, 02/25/34 (a)	215	203
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 2.41%, 10/25/34 (a)	66	66
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,411	1,365
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,977	12,735
SACO I Trust
Series 2006-A-6, REMIC, 0.36%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (e)	22	22
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 0.52%, (1 Month USD LIBOR + 0.42%), 08/25/36 (a) (e)	410	394
Tricon American Homes 2020-SFR1
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,680	11,526
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,561
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,375
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	2,139	2,278
Total Non-U.S. Government Agency Asset-Backed Securities (cost $122,771)		122,790
CORPORATE BONDS AND NOTES 6.2%
Financials 2.5%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,687
Bank of America Corporation
3.55%, 03/05/24	5,000	5,149
BNP Paribas
1.32%, 01/13/27 (g)	6,470	6,295
Morgan Stanley
2.70%, 01/22/31	4,300	4,400
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,671
State Street Corporation
3.15%, 03/30/31	2,000	2,163
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	842
2.91%, 06/05/23	1,350	1,361

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Wells Fargo & Company
2.16%, 02/11/26	8,200	8,336
		38,904
Communication Services 1.4%
AT&T Inc.
1.65%, 02/01/28	7,515	7,361
The Walt Disney Company
2.00%, 09/01/29	3,900	3,880
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	10,947
		22,188
Health Care 1.0%
AbbVie Inc.
3.45%, 03/15/22	991	996
3.20%, 11/21/29	5,000	5,347
MultiCare Health System
2.80%, 08/15/50	1,250	1,223
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,874
Zoetis Inc.
2.00%, 05/15/30	2,200	2,159
		14,599
Consumer Staples 0.7%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,851
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,457
Kimberly-Clark Corporation
2.40%, 03/01/22	700	702
The Kroger Co.
1.70%, 01/15/31	5,000	4,748
		10,758
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,745
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,685
Healthpeak Properties, Inc.
3.40%, 02/01/25	93	98
		2,783
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,087
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,112
Phillips 66
4.30%, 04/01/22	456	460
		2,659
Industrials 0.0%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	575
Total Corporate Bonds And Notes (cost $95,431)		96,211
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Government Money Market Fund, 0.01% (h) (i)	60,287	60,287
Total Short Term Investments (cost $60,287)		60,287
Total Investments 99.5% (cost $1,504,502)		1,534,888
Other Assets and Liabilities, Net 0.5%		8,105
Total Net Assets 100.0%		1,542,993

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $20,168 and 1.3% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,255,600	—	1,255,600
Non-U.S. Government Agency Asset-Backed Securities	—	122,790	—	122,790
Corporate Bonds And Notes	—	96,211	—	96,211
Short Term Investments	60,287	—	—	60,287
	60,287	1,474,601	—	1,534,888

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 98.9%
Financials 27.5%
American Express Company	106	17,299
Bank of America Corporation	765	34,031
Berkshire Hathaway Inc. - Class B (a)	102	30,566
BlackRock, Inc.	41	37,460
Capital One Financial Corporation	118	17,090
Chubb Limited	83	15,955
Citigroup Inc.	462	27,883
Citizens Financial Group Inc.	157	7,397
Loews Corp.	118	6,822
M&T Bank Corporation	61	9,425
Marsh & McLennan Companies, Inc.	45	7,794
MetLife, Inc.	189	11,807
Morgan Stanley	317	31,090
Prudential Financial Inc.	68	7,385
S&P Global Inc.	26	12,137
T. Rowe Price Group, Inc.	105	20,662
The Charles Schwab Corporation	216	18,196
The Goldman Sachs Group, Inc.	49	18,812
The Hartford Financial Services Group, Inc.	218	15,051
The PNC Financial Services Group, Inc.	110	22,040
Truist Financial Corporation	418	24,468
U.S. Bancorp	203	11,410
Wells Fargo & Company	831	39,858
		444,638
Health Care 15.9%
AbbVie Inc.	137	18,499
Amgen Inc.	36	8,070
Anthem, Inc.	23	10,756
Becton, Dickinson and Company	65	16,320
Biogen Inc. (a)	10	2,430
Boston Scientific Corporation (a)	96	4,078
Bristol-Myers Squibb Company	468	29,198
Cigna Holding Company	85	19,530
Eli Lilly & Co.	70	19,291
Humana Inc.	25	11,826
Johnson & Johnson	129	22,108
Medtronic Public Limited Company	193	19,965
Merck & Co., Inc.	73	5,615
Pfizer Inc.	198	11,707
UnitedHealth Group Incorporated	76	38,021
Vertex Pharmaceuticals Incorporated (a)	42	9,194
Zimmer Biomet Holdings, Inc.	91	11,583
		258,191
Industrials 13.0%
CSX Corp.	491	18,472
Dover Corporation	149	27,085
Eaton Corporation Public Limited Company	120	20,664
General Dynamics Corporation	103	21,386
Northrop Grumman Systems Corp.	50	19,502
Parker-Hannifin Corporation	81	25,784
Raytheon BBN Technologies Corp.	282	24,240
Republic Services Inc.	64	8,945
Southwest Airlines Co. (a)	291	12,482
Stanley Black & Decker, Inc.	24	4,571
Trane Technologies Public Limited Company	55	11,031
United Parcel Service Inc. - Class B	72	15,472
		209,634
Consumer Discretionary 8.5%
AutoZone, Inc. (a)	10	20,452
Gap Inc.	345	6,094
Lowe`s Companies, Inc.	75	19,317
McDonald's Corporation	58	15,650
Newell Brands Inc.	268	5,844
NIKE, Inc. - Class B	121	20,120
O'Reilly Automotive, Inc. (a)	12	8,413
The Home Depot, Inc.	53	22,193
TJX Cos. Inc.	253	19,190
		137,273
Information Technology 8.3%
Analog Devices, Inc.	149	26,229
Apple Inc.	54	9,652
Fidelity National Information Services, Inc.	80	8,754
International Business Machines Corporation	72	9,653
Lam Research Corp.	10	7,219
Microsoft Corporation	77	25,994
NXP Semiconductors N.V.	88	19,958
Texas Instruments Incorporated	141	26,480
		133,939
Consumer Staples 5.7%
Dollar General Corporation	61	14,461
Mondelez International, Inc. - Class A	203	13,489
PepsiCo, Inc.	51	8,855
Philip Morris International Inc.	215	20,452
Procter & Gamble Co.	115	18,745
Walmart Inc.	117	16,942
		92,944
Energy 5.4%
Chevron Corporation	199	23,355
ConocoPhillips	523	37,769
EOG Resources, Inc.	228	20,275
Valero Energy Corporation	88	6,591
		87,990
Communication Services 5.3%
Alphabet Inc. - Class C (a)	10	28,065
Booking Holdings Inc. (a)	5	12,140
Comcast Corporation - Class A	521	26,232
T-Mobile USA, Inc. (a)	89	10,327
Walt Disney Co.	63	9,694
		86,458
Materials 4.5%
Air Products and Chemicals, Inc.	67	20,385
Axalta Coating Systems Ltd. (a)	747	24,756
Ball Corporation	48	4,597
DuPont de Nemours, Inc.	69	5,545
Vulcan Materials Co.	84	17,464
		72,747
Utilities 3.2%
CMS Energy Corp.	267	17,377
Entergy Corporation	52	5,819
NextEra Energy, Inc.	165	15,388
Public Service Enterprise Group Inc.	84	5,583
Xcel Energy Inc.	123	8,329
		52,496
Real Estate 1.6%
AvalonBay Communities, Inc.	26	6,534
Host Hotels & Resorts, Inc. (a)	484	8,421
Ventas, Inc.	136	6,949
Vornado Realty Trust	96	4,027
		25,931
Total Common Stocks (cost $1,187,301)		1,602,241
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (b) (c) (d) (e)	11,682	23
Tribune Media Company (a) (b) (c) (d)	68	—
Walter Energy Inc. (a) (b) (c) (d) (f)	1,503	—
Total Other Equity Interests (cost $0)		23
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (g) (h)	15,777	15,777
Total Short Term Investments (cost $15,777)		15,777
Total Investments 99.9% (cost $1,203,078)		1,618,041
Other Assets and Liabilities, Net 0.1%		909
Total Net Assets 100.0%		1,618,950

(a) Non-income producing security.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $23 and 0.0% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,602,241	—	—	1,602,241
Other Equity Interests	—	—	23	23
Short Term Investments	15,777	—	—	15,777
	1,618,018	—	23	1,618,041

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 94.0%
United Kingdom 18.6%
AON Public Limited Company - Class A	56	16,689
Coca-Cola European Partners PLC	219	12,258
Compass Group PLC	343	7,642
Informa Switzerland Limited (a)	1,151	8,048
Linde Public Limited Company	26	9,153
Petershill Partners PLC (a)	744	2,789
Relx PLC	596	19,397
Rio Tinto PLC	123	8,162
Smith & Nephew PLC	167	2,914
		87,052
Japan 11.5%
Daikin Industries Ltd.	43	9,683
Digital Garage Inc.	114	4,836
Kobe Bussan Co., Ltd.	130	5,028
Makita Corp.	262	11,141
Shimano Inc.	33	8,678
Suzuki Motor Corp.	135	5,201
Tokyo Electron Ltd.	8	4,820
Yamaha Corp.	93	4,568
		53,955
Canada 9.4%
CAE Inc. (a)	468	11,804
Cogeco Communications	42	3,350
National Bank of Canada	145	11,094
Suncor Energy Inc.	336	8,407
Toromont Industries Ltd.	104	9,411
		44,066
Germany 9.1%
Adidas AG - Class N	22	6,378
Continental AG (a)	71	7,476
CTS Eventim AG & Co. KGaA (a)	65	4,747
Hensoldt AG	239	3,404
Infineon Technologies AG - Class N	181	8,357
Knorr - Bremse Aktiengesellschaft (b)	53	5,224
Vonovia SE	125	6,918
		42,504
France 8.1%
Engie	721	10,672
Eurazeo SA	50	4,385
Pernod-Ricard SA	42	10,087
Sanofi SA	126	12,648
		37,792
Ireland 8.0%
Accenture Public Limited Company - Class A	28	11,818
CRH Plc	184	9,747
Medtronic Public Limited Company	89	9,226
Ryanair Holdings Plc - ADR (a)	66	6,751
		37,542
Switzerland 4.6%
ABB Ltd. - Class N	352	13,427
Julius Bar Gruppe AG - Class N	121	8,067
		21,494
Spain 4.4%
Bankinter SA	879	4,504
Industria de Diseno Textil, S.A.	277	8,975
Linea Directa Aseguradora S.A. Compania De Seguros Y Reaseguros,S.A.	879	1,606
Siemens Gamesa Renewable Energy, S.A.	223	5,325
		20,410
Hong Kong 4.1%
AIA Group Limited	1,183	11,928
ESR Cayman Limited (a) (b)	2,085	7,047
		18,975
Netherlands 3.7%
Akzo Nobel N.V.	77	8,433
Universal Music Group N.V.	321	9,022
		17,455
Denmark 3.6%
Carlsberg A/S - Class B	64	11,125
Genmab A/S (a)	15	5,805
		16,930
Israel 3.0%
Bank Leumi Le-Israel BM	372	4,002
Israel Discount Bank Ltd.	1,468	9,891
		13,893
Italy 2.7%
Ariston Holding N.V. (a)	285	3,311
Enel SpA	803	6,430
Technogym S.p.A. (b)	302	2,900
		12,641
Finland 2.0%
Sampo Oyj - Class A	188	9,430
Sweden 1.2%
Hexagon Aktiebolag - Class B	341	5,408
Total Common Stocks (cost $358,730)		439,547
PREFERRED STOCKS 1.4%
Germany 1.4%
Volkswagen AG (c)	32	6,423
Total Preferred Stocks (cost $5,503)		6,423
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.5%
JNL Government Money Market Fund, 0.01% (d) (e)	20,922	20,922
Total Short Term Investments (cost $20,922)		20,922
Total Investments 99.9% (cost $385,155)		466,892
Other Assets and Liabilities, Net 0.1%		490
Total Net Assets 100.0%		467,382

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ESR Cayman Limited	10/28/19	5,438	7,047	1.5
Knorr - Bremse Aktiengesellschaft	12/18/19	5,923	5,224	1.1
Technogym S.p.A.	03/31/20	2,352	2,900	0.6
		13,713	15,171	3.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	88,550	350,997	—	439,547
Preferred Stocks	6,423	—	—	6,423
Short Term Investments	20,922	—	—	20,922
	115,895	350,997	—	466,892

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 95.3%
United States of America 54.1%
Alnylam Pharmaceuticals, Inc. (a)	140	23,659
Alphabet Inc. - Class A (a)	19	55,368
Amazon.com, Inc. (a)	18	60,542
Autodesk, Inc. (a)	50	13,970
Colgate-Palmolive Co.	132	11,305
Deere & Company	56	19,193
Expeditors International of Washington Inc.	68	9,134
Facebook, Inc. - Class A (a)	142	47,856
Microsoft Corporation	122	41,176
Oracle Corporation	406	35,437
Qualcomm Incorporated	117	21,328
Salesforce.Com, Inc. (a)	112	28,509
Schlumberger Ltd.	183	5,469
SEI Investments Co.	139	8,501
The Boeing Company (a)	169	33,957
Under Armour Inc. - Class A (a)	723	15,328
Vertex Pharmaceuticals Incorporated (a)	64	14,150
Visa Inc. - Class A	167	36,158
Yum! Brands, Inc.	57	7,870
		488,910
China 8.8%
Alibaba Group Holding Limited - ADR (a)	111	13,181
Baidu, Inc. - Class A - ADR (a)	100	14,907
Tencent Holdings Limited	480	27,873
Trip.com Group Limited - ADR (a)	448	11,028
Yum China Holdings, Inc.	259	12,903
		79,892
Switzerland 8.2%
CRISPR Therapeutics AG (a)	243	18,405
Nestle SA - Class N	121	16,937
Novartis AG - Class N	438	38,447
		73,789
Netherlands 7.0%
Adyen B.V. (a) (b)	15	40,201
Core Laboratories N.V.	25	558
NXP Semiconductors N.V.	100	22,711
		63,470
Argentina 5.2%
MercadoLibre S.R.L (a)	35	46,637
United Kingdom 4.9%
Experian PLC	512	25,190
Reckitt Benckiser Group PLC	85	7,269
Unilever PLC	215	11,495
		43,954
Japan 2.5%
Fanuc Ltd.	108	22,803
Brazil 2.1%
American Beverage Co Ambev - ADR	6,812	19,073
Denmark 1.4%
Novo Nordisk A/S - Class B	111	12,493
France 0.8%
Sodexo SA	80	7,049
Hong Kong 0.3%
Budweiser Brewing Company APAC Limited (b)	1,097	2,875
Total Common Stocks (cost $625,572)		860,945
PREFERRED STOCKS 3.8%
Switzerland 3.8%
Roche Holding AG	83	34,736
Total Preferred Stocks (cost $25,226)		34,736
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (c) (d)	6,366	6,366
Total Short Term Investments (cost $6,366)		6,366
Total Investments 99.8% (cost $657,164)		902,047
Other Assets and Liabilities, Net 0.2%		1,530
Total Net Assets 100.0%		903,577

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	08/15/18	16,335	40,201	4.5
Budweiser Brewing Company APAC Limited	09/24/19	3,217	2,875	0.3
		19,552	43,076	4.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	648,313	212,632	—	860,945
Preferred Stocks	34,736	—	—	34,736
Short Term Investments	6,366	—	—	6,366
	689,415	212,632	—	902,047

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 43.3%
Financials 16.5%
ABN AMRO Bank N.V.
4.80%, 04/18/26 (a)	400	441
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	608	638
4.88%, 01/16/24	1,235	1,314
1.75%, 10/29/24	394	394
3.50%, 01/15/25	600	627
AIB Group Public Limited Company
4.75%, 10/12/23 (a)	2,258	2,387
4.26%, 04/10/25 (a)	3,784	3,986
Akbank T.A.S
5.00%, 10/24/22 (a)	200	199
Ally Financial Inc.
1.45%, 10/02/23	72	72
3.88%, 05/21/24	386	407
5.13%, 09/30/24	1,050	1,149
5.75%, 11/20/25	2,384	2,690
Aon Corporation
8.21%, 01/01/27	203	255
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (b)	250	266
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	1,208	1,322
1.95%, 01/30/26 (a)	160	156
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	830	835
5.13%, 10/01/23 (a)	259	273
5.50%, 01/15/26 (a)	1,000	1,107
2.13%, 02/21/26 (a)	263	258
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	500	533
Bank of America Corporation
2.82%, 07/21/23	953	964
0.52%, 06/14/24	984	977
3.95%, 04/21/25	302	323
1.53%, 12/06/25	717	719
1.32%, 06/19/26	369	365
1.20%, 10/24/26	916	898
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,403	2,538
2.03%, 09/30/27 (a)	713	700
BankUnited, Inc.
4.88%, 11/17/25	388	427
Barclays PLC
4.61%, 02/15/23 (b)	2,134	2,143
4.38%, 09/11/24	879	938
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,475	1,542
4.25%, 12/15/25 (a)	1,100	1,194
BBVA Bancomer, S.A.
6.75%, 09/30/22 (a)	800	830
4.38%, 04/10/24 (a)	300	319
BNP Paribas
3.38%, 01/09/25 (a) (b)	368	387
4.71%, 01/10/25 (a)	200	213
4.38%, 05/12/26 (a) (b)	249	270
BPCE
4.50%, 03/15/25 (a)	441	475
4.88%, 04/01/26 (a)	200	221
CIT Group Inc.
5.00%, 08/01/23	518	547
4.75%, 02/16/24	481	509
3.93%, 06/19/24 (c)	50	52
Citigroup Global Markets Holdings Inc.
0.75%, 06/07/24	775	770
Citigroup Inc.
3.14%, 01/24/23	151	151
4.04%, 06/01/24	290	302
3.88%, 03/26/25	60	64
4.40%, 06/10/25	2,374	2,584
3.70%, 01/12/26	550	594
CNO Financial Group, Inc.
5.25%, 05/30/25	725	802
CNO Global Funding
1.75%, 10/07/26 (a)	363	359
Credit Agricole SA
4.38%, 03/17/25 (a) (b)	241	259
Credit Suisse (USA), Inc.
3.63%, 09/09/24	1,011	1,072
Credit Suisse Group AG
3.00%, 12/14/23 (a) (d)	2,979	3,027
4.21%, 06/12/24 (a)	1,182	1,231
2.59%, 09/11/25 (a) (b)	343	349
2.19%, 06/05/26 (a)	500	503
Danske Bank A/S
5.00%, 01/12/23 (a)	200	200
1.17%, 12/08/23 (a)	1,256	1,256
5.38%, 01/12/24 (a)	1,028	1,107
1.23%, 06/22/24 (a)	624	624
0.98%, 09/10/25 (a)	593	584
3.24%, 12/20/25 (a)	3,390	3,525
1.62%, 09/11/26 (a)	219	216
F&G Global Funding
0.90%, 09/20/24 (a)	388	382
1.75%, 06/30/26 (a)	360	358
Ford Motor Credit Company LLC
1.22%, (3 Month USD LIBOR + 1.08%), 08/03/22 (d)	525	525
2.98%, 08/03/22	3,515	3,537
4.25%, 09/20/22	200	204
5.58%, 03/18/24	1,750	1,886
5.13%, 06/16/25	485	529
GA Global Funding Trust
0.80%, 09/13/24 (a)	300	294
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,873	3,082
Glencore Funding LLC
4.13%, 05/30/23 (a)	1,387	1,443
4.13%, 03/12/24 (a)	3,420	3,597
4.63%, 04/29/24 (a)	250	267
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (a) (e) (f)	689	666
HSBC Holdings PLC
3.26%, 03/13/23	979	984
4.25%, 03/14/24	300	317
0.73%, 08/17/24	371	368
0.98%, 05/24/25	285	282
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (g)	4,298	4,446
ING Groep N.V.
1.37%, (3 Month USD LIBOR + 1.15%), 03/29/22 (d)	250	251
4.70%, 03/22/28 (h)	530	547
Intesa Sanpaolo S.p.A.
5.02%, 06/26/24 (a)	2,082	2,230
3.25%, 09/23/24 (a)	2,942	3,060
Intesa Sanpaolo SpA
3.38%, 01/12/23 (a)	411	420
JPMorgan Chase & Co.
0.82%, 06/01/25	1,148	1,135
0.77%, 08/09/25	971	958
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	919	931
Lloyds Banking Group PLC
2.86%, 03/17/23 (b)	900	903
1.33%, 06/15/23 (b)	200	200
4.58%, 12/10/25 (b) (c)	200	218
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b)	1,621	1,768
Macquarie Group Limited
3.19%, 11/28/23 (a)	250	255
1.20%, 10/14/25 (a)	500	495
Morgan Stanley
0.79%, 01/22/25	1,224	1,212
0.79%, 05/30/25	1,142	1,127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Muthoot Finance Limited
4.40%, 09/02/23 (a)	400	408
NatWest Markets N.V.
4.75%, 07/28/25 (a)	1,233	1,344
NatWest Markets PLC
5.13%, 05/28/24	1,185	1,278
0.80%, 08/12/24 (a)	290	285
Navient Corporation
7.25%, 09/25/23	460	496
5.88%, 10/25/24	354	378
Nordea Bank AB
4.25%, 09/21/22 (a)	200	205
3.75%, 08/30/23 (a)	400	419
Onemain Finance Corporation
8.25%, 10/01/23	262	290
Rassman, Joel H.
4.88%, 11/15/25	684	755
Rocket Mortgage, LLC
2.88%, 10/15/26 (a)	994	991
Santander Holdings USA, Inc.
3.50%, 06/07/24	200	209
3.45%, 06/02/25	499	524
3.24%, 10/05/26	269	282
Santander UK Group Holdings PLC
3.37%, 01/05/24 (b)	625	638
4.75%, 09/15/25 (a)	234	255
SLM Corporation
5.50%, 01/25/23	240	250
6.13%, 03/25/24	205	219
Springleaf Finance Corporation
5.63%, 03/15/23	1,006	1,052
6.13%, 03/15/24	632	670
Standard Chartered PLC
4.25%, 01/20/23 (a)	1,499	1,501
1.32%, 10/14/23 (a)	200	200
3.89%, 03/15/24 (a)	713	735
0.99%, 01/12/25 (a)	320	317
1.21%, 03/23/25 (a)	200	198
3.20%, 04/17/25 (a)	615	641
2.82%, 01/30/26 (a)	1,689	1,735
Starwood Property Trust, Inc.
3.75%, 12/31/24 (a)	819	828
Synovus Financial Corp.
3.13%, 11/01/22	546	554
The Goldman Sachs Group, Inc.
1.22%, 12/06/23	384	385
0.66%, 09/10/24	984	976
1.95%, 10/21/27	1,120	1,115
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (b)	406	410
3.88%, 09/12/23	393	410
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/22 (a)	200	200
UBS AG
7.63%, 08/17/22	2,824	2,935
5.13%, 05/15/24 (h)	1,900	2,034
UBS Group Funding (Switzerland) AG
1.38%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (d)	250	251
UniCredit S.p.A.
4.03%, (3 Month USD LIBOR + 3.90%), 01/14/22 (a) (d)	443	443
6.57%, 01/14/22 (a)	1,038	1,040
7.83%, 12/04/23 (a)	350	390
USIS Merger Sub, Inc.
6.88%, 05/01/25 (a)	670	677
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	1,215	1,308
Ziggo Secured Finance B.V.
5.50%, 01/15/27 (a)	775	798
		126,345
Energy 6.3%
Buckeye Partners, L.P.
3.95%, 12/01/26	438	446
Cenovus Energy Inc.
5.38%, 07/15/25	854	944
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	1,100	1,218
5.88%, 03/31/25	2,849	3,162
Continental Resources, Inc.
4.50%, 04/15/23	1,091	1,126
3.80%, 06/01/24	455	475
2.27%, 11/15/26 (a)	289	287
Coterra Energy Inc.
4.38%, 06/01/24 (a)	1,037	1,099
CrownRock, L.P.
5.63%, 10/15/25 (a)	1,108	1,138
Devon Energy Corporation
8.25%, 08/01/23	800	872
5.25%, 09/15/24 - 10/15/27	2,469	2,632
Diamondback Energy, Inc.
2.88%, 12/01/24	1,282	1,331
4.75%, 05/31/25	154	169
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	990	1,047
Energy Transfer LP
4.25%, 03/15/23	667	686
Enviva Partners, LP
6.50%, 01/15/26 (a)	239	247
EQT Corporation
6.63%, 02/01/25 (e) (g)	196	221
3.13%, 05/15/26 (a)	224	230
Florida Gas Transmission Company, LLC
3.88%, 07/15/22 (a)	1,000	1,008
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	374	378
Greenko Mauritius
6.25%, 02/21/23 (a)	200	204
Korea National Oil Corporation
2.88%, 03/27/22 (a)	300	301
Laredo Petroleum, Inc.
9.50%, 01/15/25	1,766	1,811
Lukoil Capital Designated Activity Company
2.80%, 04/26/27 (a)	300	296
Lundin Energy Finance B.V.
2.00%, 07/15/26 (a)	1,539	1,532
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	144	148
Matador Resources Company
5.88%, 09/15/26	1,367	1,403
MEG Energy Corp.
6.50%, 01/15/25 (a)	1,872	1,907
Murphy Oil Corporation
6.88%, 08/15/24	266	271
NOVA Gas Transmission Ltd.
7.88%, 04/01/23	750	812
Occidental Petroleum Corporation
6.95%, 07/01/24	300	334
5.55%, 03/15/26	1,043	1,157
Oceaneering International, Inc.
4.65%, 11/15/24	770	774
Parsley Energy, LLC
5.63%, 10/15/27 (a)	1,055	1,109
PDC Energy, Inc.
6.13%, 09/15/24	161	163
5.75%, 05/15/26	357	369
Petro-Canada
7.88%, 06/15/26	110	135
Petróleos Mexicanos
3.85%, (3 Month USD LIBOR + 3.65%), 03/11/22 (d)	950	953
5.38%, 03/13/22	750	756
3.50%, 01/30/23	150	151
4.63%, 09/21/23	1,000	1,028
6.88%, 08/04/26	614	675
Range Resources Corporation
9.25%, 02/01/26	1,430	1,543
Reliance Industries Limited
5.40%, 02/14/22 (a)	1,600	1,607

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,700	1,850
5.88%, 06/30/26	1,000	1,148
Saudi Arabian Oil Company
2.88%, 04/16/24 (a)	200	207
SM Energy Company
10.00%, 01/15/25 (a)	375	412
Suncor Energy Ventures Holding Corporation
4.50%, 04/01/22 (a)	3,925	3,954
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	800	802
Viper Energy Partners LP
5.38%, 11/01/27 (a)	835	864
Western Midstream Operating, LP
1.97%, (3 Month USD LIBOR + 0.85%), 01/13/23 (d) (g)	906	904
		48,296
Utilities 4.9%
Alexander Funding Trust
1.84%, 11/15/23 (a)	1,110	1,116
Atmos Energy Corporation
0.63%, 03/09/23	2,811	2,800
Calpine Corporation
5.25%, 06/01/26 (a)	411	422
Centrica PLC
4.00%, 10/16/23 (a)	1,000	1,038
Comision Federal de Electricidad
4.88%, 01/15/24 (a)	1,350	1,431
Dominion Energy, Inc.
0.73%, (3 Month USD LIBOR + 0.53%), 09/15/23 (d)	1,287	1,287
FirstEnergy Corp.
3.35%, 07/15/22 (e) (g)	1,300	1,308
4.75%, 03/15/23 (e) (g)	725	755
2.05%, 03/01/25	510	507
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	700	745
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	427	453
Monongahela Power Company
4.10%, 04/15/24 (a)	400	421
National Fuel Gas Company
3.75%, 03/01/23	1,000	1,022
5.50%, 01/15/26 (g)	1,205	1,351
NextEra Energy Capital Holdings, Inc.
0.43%, (3 Month USD LIBOR + 0.27%), 02/22/23 (d)	3,200	3,196
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,396
OGE Energy Corp.
0.70%, 05/26/23	117	116
One Gas, Inc.
0.81%, (3 Month USD LIBOR + 0.61%), 03/11/23 (d)	194	194
0.85%, 03/11/23	3,543	3,536
1.10%, 03/11/24	3,552	3,524
Pacific Gas And Electric Company
1.37%, 03/10/23	795	790
3.75%, 02/15/24	1,585	1,637
3.15%, 01/01/26	2,055	2,102
Puget Energy, Inc.
5.63%, 07/15/22	1,250	1,266
3.65%, 05/15/25	1,500	1,586
The AES Corporation
3.30%, 07/15/25 (a)	945	984
TransAlta Corporation
4.50%, 11/15/22	715	729
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	2,133	2,199
		37,911
Consumer Discretionary 4.4%
Arcos Dorados S.A.
6.63%, 09/27/23 (a)	835	886
5.88%, 04/04/27 (a)	350	363
Brinker International, Inc.
5.00%, 10/01/24 (a)	202	216
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	330	332
2.00%, 12/14/26 (a)	492	494
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a) (c)	568	597
8.13%, 07/01/27 (a)	773	856
Expedia Group, Inc.
3.60%, 12/15/23 (g)	500	520
6.25%, 05/01/25 (a)	672	758
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	2,349	2,468
General Motors Company
5.40%, 10/02/23	871	933
General Motors Financial Company, Inc.
3.15%, 06/30/22	825	833
2.75%, 06/20/25	1,666	1,720
5.25%, 03/01/26	398	446
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	700	750
Hyatt Hotels Corporation
1.30%, 10/01/23 (g)	492	492
1.80%, 10/01/24 (g)	376	376
Hyundai Capital America
2.85%, 11/01/22 (a)	695	706
1.25%, 09/18/23 (a)	1,290	1,290
0.80%, 01/08/24 (a)	497	493
0.88%, 06/14/24 (a)	1,048	1,032
1.00%, 09/17/24 (a)	309	304
5.88%, 04/07/25 (a)	451	507
1.30%, 01/08/26 (a)	252	245
IHO Verwaltungs GmbH
4.75%, 09/15/26 (a) (f)	750	766
International Game Technology PLC
6.50%, 02/15/25 (a)	266	291
4.13%, 04/15/26 (a)	405	416
IRB Holding Corp.
6.75%, 02/15/26 (a)	319	326
L Brands, Inc.
9.38%, 07/01/25 (a)	281	343
Lennar Corporation
4.75%, 11/15/22 (e)	558	571
4.88%, 12/15/23	597	634
4.50%, 04/30/24	2,255	2,398
4.75%, 05/30/25	823	896
Mattel, Inc.
3.15%, 03/15/23	600	611
3.38%, 04/01/26 (a)	212	217
MGM Resorts International
6.75%, 05/01/25	430	451
Newell Brands Inc.
4.35%, 04/01/23 (e) (g)	279	288
4.88%, 06/01/25	549	597
PVH Corp.
4.63%, 07/10/25 (g)	1,951	2,130
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	654	734
Scientific Games International, Inc.
8.63%, 07/01/25 (a)	1,060	1,135
Tapestry, Inc.
3.00%, 07/15/22 (g)	1,279	1,291
Travel + Leisure Co.
6.60%, 10/01/25 (e) (g)	228	254
Vail Resorts, Inc.
6.25%, 05/15/25 (a)	536	561
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	200	201
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	854	864
5.50%, 03/01/25 (a)	88	91
		33,683

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Industrials 3.1%
Air Lease Corporation
3.00%, 09/15/23	2,000	2,053
Aircastle Limited
4.40%, 09/25/23	808	846
5.25%, 08/11/25 (a)	964	1,060
American Airlines Group Inc.
3.75%, 03/01/25 (a) (c)	865	805
Bombardier Inc.
7.13%, 06/15/26 (a)	727	755
CNH Industrial N.V.
4.50%, 08/15/23	147	154
Fluor Corporation
3.50%, 12/15/24 (c)	263	274
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	156	161
Gates Global LLC
6.25%, 01/15/26 (a)	83	86
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	816	888
Howmet Aerospace Inc.
5.13%, 10/01/24	77	83
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	668	709
IHS Markit Ltd.
4.13%, 08/01/23	901	941
Indian Railway Finance Corporation Limited
3.73%, 03/29/24 (h)	224	233
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	107	110
Otis Worldwide Corporation
0.58%, (3 Month USD LIBOR + 0.45%), 04/05/23 (d)	250	250
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	720	743
5.50%, 02/15/24 (a)	2,454	2,634
Rassman, Joel H.
4.38%, 04/15/23	202	209
Rumo Luxembourg SARL
5.88%, 01/18/25 (a)	600	618
The Boeing Company
4.51%, 05/01/23 (g)	656	683
4.88%, 05/01/25 (g)	1,800	1,970
2.20%, 02/04/26 (g)	1,750	1,749
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a)	751	763
TransDigm Inc.
8.00%, 12/15/25 (a)	564	595
Triton Container International Limited
0.80%, 08/01/23 (a)	886	878
1.15%, 06/07/24 (a)	199	196
Uber Technologies, Inc.
7.50%, 05/15/25 (a)	86	91
8.00%, 11/01/26 (a)	696	743
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	925	961
3.20%, 06/15/25 (g)	526	549
XPO Logistics, Inc.
6.25%, 05/01/25 (a)	450	472
ZLS Prestigia Ltd
5.00%, 11/01/22 (a)	750	768
		24,030
Information Technology 1.8%
ADS Alliance Data Systems, Inc.
4.75%, 12/15/24 (a)	711	724
7.00%, 01/15/26 (a) (c)	1,413	1,483
CA Magnum Holdings
5.38%, 10/31/26 (a)	679	702
Dell International L.L.C.
5.45%, 06/15/23 (g)	497	525
5.85%, 07/15/25 (g)	2,750	3,119
Microchip Technology Incorporated
4.33%, 06/01/23	394	411
2.67%, 09/01/23	648	662
0.97%, 02/15/24	1,852	1,836
4.25%, 09/01/25	364	378
Qorvo, Inc.
1.75%, 12/15/24 (a)	372	372
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	819	852
SK Hynix Inc.
1.00%, 01/19/24 (a)	498	493
1.50%, 01/19/26 (a)	1,000	980
VeriSign, Inc.
5.25%, 04/01/25	870	961
VMware, Inc.
2.95%, 08/21/22	625	633
		14,131
Materials 1.7%
Alcoa Nederland Holding B.V.
5.50%, 12/15/27 (a)	713	763
6.13%, 05/15/28 (a)	295	317
Anglo American Capital PLC
4.88%, 05/14/25 (a)	333	366
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (a)	750	782
Braskem SA
6.45%, 02/03/24	475	519
CSN Resources S.A.
7.63%, 04/17/26 (a)	900	945
First Quantum Minerals Ltd
7.25%, 04/01/23 (a)	711	719
7.50%, 04/01/25 (a)	491	505
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	62	66
Freeport-McMoRan Inc.
3.88%, 03/15/23	345	357
4.55%, 11/14/24	874	936
5.00%, 09/01/27	73	76
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (a) (e) (g)	527	542
Glencore Funding LLC
1.63%, 04/27/26 (a)	334	328
Kinross Gold Corporation
5.95%, 03/15/24	694	754
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	162	168
Novelis Corporation
3.25%, 11/15/26 (a)	243	246
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (a)	786	775
POSCO
2.38%, 11/12/22 (a)	2,000	2,023
Steel Dynamics, Inc.
5.00%, 12/15/26	800	822
Suzano Austria GmbH
5.75%, 07/14/26 (a)	412	470
Vale Overseas Ltd
6.25%, 08/10/26	245	284
		12,763
Communication Services 1.4%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	1,400	1,493
Baidu, Inc.
4.38%, 05/14/24	600	638
3.08%, 04/07/25 (c)	400	415
CCO Holdings, LLC
5.50%, 05/01/26 (a)	150	155
5.13%, 05/01/27 (a)	146	151
Clear Channel International B.V.
6.63%, 08/01/25 (a)	200	207
DISH DBS Corporation
5.88%, 07/15/22	1,468	1,493
iHeartCommunications, Inc.
6.38%, 05/01/26	160	167
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	1,127	1,141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Netflix, Inc.
5.88%, 02/15/25	700	786
3.63%, 06/15/25 (a)	838	885
4.38%, 11/15/26	512	568
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	224	236
Univision Communications Inc.
5.13%, 02/15/25 (a)	933	942
Weibo Corporation
1.25%, 11/15/22 (b)	540	524
3.50%, 07/05/24	650	668
		10,469
Consumer Staples 1.2%
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	600	622
4.00%, 05/01/28 (a)	800	835
BAT Capital Corp.
3.22%, 08/15/24	2,558	2,660
Chobani LLC
7.50%, 04/15/25 (a)	800	825
Coty Inc.
5.00%, 04/15/26 (a)	748	771
FAGE International S.A.
5.63%, 08/15/26 (a) (c)	489	503
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	425	459
NBM US Holdings Inc
7.00%, 05/14/26 (a)	1,000	1,050
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	583	616
Reynolds American Inc.
4.45%, 06/12/25	150	162
U.S. Foods Inc.
6.25%, 04/15/25 (a)	175	183
Viterra Finance B.V.
2.00%, 04/21/26 (a)	753	749
		9,435
Real Estate 1.1%
American Campus Communities Operating Partnership LP
3.30%, 07/15/26	650	687
EPR Properties
4.75%, 12/15/26	467	499
4.50%, 06/01/27	675	714
GLP Financing, LLC
5.25%, 06/01/25	750	822
Hat Holdings I LLC
6.00%, 04/15/25 (a)	847	881
3.38%, 06/15/26 (a)	770	780
iStar Inc.
5.50%, 02/15/26	954	991
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,050	1,100
Park Intermediate Holdings LLC
7.50%, 06/01/25 (a)	825	871
Reckson Operating Partnership, L.P.
4.50%, 12/01/22 (c)	450	460
Vornado Realty L.P.
3.50%, 01/15/25	639	669
2.15%, 06/01/26	341	341
		8,815
Health Care 0.8%
Becton, Dickinson and Company
1.21%, (3 Month USD LIBOR + 1.03%), 06/06/22 (d)	1,000	1,004
Centene Corporation
4.25%, 12/15/27	1,001	1,047
Fresenius Medical Care
5.88%, 01/31/22 (a)	250	251
HCA Inc.
8.36%, 04/15/24	109	124
5.38%, 02/01/25	676	743
5.25%, 04/15/25	754	836
Mylan Inc
3.13%, 01/15/23 (a)	1,192	1,217
Select Medical Corporation
6.25%, 08/15/26 (a)	750	795
		6,017
Financials 0.1%
Barclays PLC
5.20%, 05/12/26	640	715
Total Corporate Bonds And Notes (cost $332,680)		332,610
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.1%
225 Liberty Street Trust 2016-225L
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	813	859
5 Bryant Park 2018-5Bp Mortgage Trust
Series 2018-A-5BP, REMIC, 0.89%, (1 Month USD LIBOR + 0.80%), 06/15/33 (d)	1,250	1,248
ACREC 2021-FL1 Ltd
Series 2021-A-FL1, 1.24%, (1 Month USD LIBOR + 1.15%), 10/20/36 (d)	2,400	2,389
ACRES Commercial Realty 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 1.49%, (1 Month USD LIBOR + 1.40%), 01/16/37 (d)	2,730	2,730
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,100	1,091
Ally Auto Receivables Trust 2019-3
Series 2019-A3-3, 1.93%, 04/15/23	1,999	2,011
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-B-1, 3.13%, 02/18/25	300	302
Series 2019-C-1, 3.36%, 02/18/25	395	404
Americredit Automobile Receivables Trust 2020-1
Series 2020-B-1, 1.48%, 01/18/25	202	203
AmeriCredit Automobile Receivables Trust 2020-2
Series 2020-A2A-2, 0.60%, 03/18/22	74	74
Anchorage Capital CLO 3-R, LLC
Series 2014-A-3RA, 1.19%, (3 Month USD LIBOR + 1.05%), 01/28/31 (d)	296	296
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	63	63
Angel Oak Mortgage Trust 2021-6
Series 2021-A1-6, 1.46%, 09/27/66	1,257	1,250
Angel Oak Mortgage Trust LLC
Series 2021-A1-4, REMIC, 1.04%, 08/25/25 (d)	856	853
Apidos CLO XXIV
Series 2016-A1AL-24A, 1.08%, (3 Month USD LIBOR + 0.95%), 10/21/30 (d)	1,600	1,600
Apidos Clo Xxv Blocker A
Series 2016-A1R-25A, 1.30%, (3 Month USD LIBOR + 1.17%), 10/20/31 (d)	2,510	2,510
Apidos CLO XXXI
Series 2019-A1R-31A, 1.22%, (3 Month USD LIBOR + 1.10%), 04/15/31 (d)	1,700	1,700
AptarGroup Inc.
Series 2018-A-FL1, 1.26%, (1 Month USD LIBOR + 1.15%), 02/15/24 (d)	750	750
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	1,412	1,397
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 1.21%, (1 Month USD LIBOR + 1.10%), 05/15/36 (d)	760	759
Arbor Realty Commercial Real Estate Notes 2021-FL3
Series 2021-A-FL3, 1.18%, (1 Month USD LIBOR + 1.07%), 08/15/34 (d)	990	988
ARES L CLO Ltd
Series 2018-AR-50A, 1.17%, (3 Month USD LIBOR + 1.05%), 06/15/32 (d)	1,510	1,510
Ares XLII Clo Ltd
Series 2017-AR-42A, 1.05%, (3 Month USD LIBOR + 0.92%), 01/24/28 (d)	1,500	1,500
Atrium Hotel Portfolio Trust
Series 2018-A-ATRM, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 06/15/35 (d)	1,150	1,148
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	1,310	1,372
BA Credit Card Trust
Series 2019-A1-A1, 1.74%, 08/15/22	288	290

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
BA Master Credit Card Trust II
Series 2020-A-1A, 1.99%, 03/21/23	859	873
Bain Capital Credit
Series 2017-A1R-1A, 1.10%, (3 Month USD LIBOR + 0.97%), 07/20/30 (d)	1,600	1,600
Bain Capital Credit CLO
Series 2020-A1-5A, 1.35%, (3 Month USD LIBOR + 1.22%), 01/20/32 (d)	410	410
Barings CLO Ltd 2019-III
Series 2019-A1R-3A, 1.20%, (3 Month USD LIBOR + 1.07%), 04/21/31 (d)	1,480	1,480
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 1.07%, (1 Month USD LIBOR + 0.96%), 11/15/34 (d)	845	841
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 0.83%, (1 Month USD LIBOR + 0.72%), 03/16/37 (d) (e)	2,060	2,037
Series 2018-C-TALL, REMIC, 1.23%, (1 Month USD LIBOR + 1.12%), 03/16/37 (d) (e)	2,100	2,016
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 10/15/37 (d) (e)	77	77
BDS 2018-FL1
Series 2021-A-FL8, 1.02%, (1 Month USD LIBOR + 0.92%), 01/18/36 (d)	1,600	1,591
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 1.17%, (1 Month USD LIBOR + 1.07%), 06/16/26 (d)	2,230	2,225
Benchmark 2021-B23 Mortgage Trust
Series 2021-A2-B23, REMIC, 1.62%, 01/16/26	185	183
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R2-IIIA, 1.13%, (3 Month USD LIBOR + 1.00%), 07/20/29 (d)	1,094	1,094
Benefit Street Partners CLO IV, Ltd.
Series 2014-ARRR-IVA, 1.31%, (3 Month USD LIBOR + 1.18%), 01/20/32 (d)	480	480
BFLD Trust
Series 2019-E-DPLO, REMIC, 2.35%, (1 Month USD LIBOR + 2.24%), 10/16/34 (d)	1,900	1,862
BHP Trust 2019-BXHP
Series 2019-A-BXHP, REMIC, 1.08%, (1 Month USD LIBOR + 0.98%), 08/15/36 (d)	64	64
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 1.11%, (3 Month USD LIBOR + 0.98%), 07/20/29 (d)	3,000	2,997
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	210	218
BSPRT 2019-FL5 Issuer, Ltd.
Series 2019-A-FL5, 1.26%, (1 Month USD LIBOR + 1.15%), 05/15/29 (d)	258	257
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 1.42%, (1 Month USD LIBOR + 1.32%), 12/15/38 (d)	1,540	1,540
BWAY 2013-1515 Mortgage Trust
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	640	669
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 1.41%, (1 Month USD LIBOR + 1.30%), 04/17/34 (d)	3,462	3,440
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 1.03%, (1 Month USD LIBOR + 0.92%), 10/15/36 (d)	250	250
Series 2019-B-XL, REMIC, 1.19%, (1 Month USD LIBOR + 1.08%), 10/15/36 (d)	218	218
Series 2019-C-XL, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 10/15/36 (d)	170	170
Series 2019-D-XL, REMIC, 1.56%, (1 Month USD LIBOR + 1.45%), 10/15/36 (d)	3,165	3,159
Series 2019-F-XL, REMIC, 2.11%, (1 Month USD LIBOR + 2.00%), 10/15/36 (d)	212	211
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 0.95%, 11/15/38 (d)	1,560	1,556
Series 2021-D-ACNT, REMIC, 1.94%, 11/15/38 (d)	660	658
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 0.78%, (1 Month USD LIBOR + 0.69%), 10/16/23 (d)	1,570	1,563
BX Trust
Series 2021-A-MFM1, REMIC, 0.81%, (1 Month USD LIBOR + 0.70%), 01/17/23 (d)	700	695
Series 2017-F-SLCT, REMIC, 4.36%, (1 Month USD LIBOR + 4.25%), 07/15/34 (d) (e)	3,400	3,401
Series 2018-A-GW, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 05/15/37 (d) (e)	2,890	2,885
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 2.35%, (1 Month USD LIBOR + 2.25%), 10/15/26 (d)	2,620	2,605
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 0.74%, (1 Month USD LIBOR + 0.65%), 08/17/26 (d)	1,850	1,835
Series 2021-B-FILM, REMIC, 0.99%, (1 Month USD LIBOR + 0.90%), 08/17/26 (d)	530	524
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	94	94
Series 2019-A2-A2, 1.72%, 08/15/22	613	618
Series 2005-B3-B3, 0.67%, (3 Month USD LIBOR + 0.55%), 07/15/25 (d)	463	459
Capital One Prime Auto Receivables Trust 2021-1
Series 2021-A2-1, 0.32%, 04/17/23	925	923
Carlyle Global Market Strategies CLO 2015-1, Ltd.
Series 2015-AR3-1A, 1.11%, (3 Month USD LIBOR + 0.98%), 07/21/31 (d)	1,010	1,008
Carlyle US CLO 2017-2, Ltd.
Series 2017-A1R-2A, 1.18%, (3 Month USD LIBOR + 1.05%), 07/21/31 (d)	2,000	1,999
Carlyle US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 1.03%, (3 Month USD LIBOR + 0.90%), 07/20/29 (d)	360	360
Carlyle US CLO 2019-1 Ltd.
Series 2019-A1AR-1A, 1.21%, (3 Month USD LIBOR + 1.08%), 04/21/31 (d)	1,600	1,599
CarMax Auto Owner Trust 2018-3
Series 2018-A3-3, 3.13%, 06/15/23	9	9
Carmax Auto Owner Trust 2020-2
Series 2020-D-2, 5.75%, 03/15/24	1,810	1,943
CarMax Auto Owner Trust 2020-2
Series 2020-A3-2, 1.70%, 11/15/24	21	21
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	955
CarMax Auto Owner Trust 2021-1
Series 2021-C-1, 0.94%, 02/17/25	866	846
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	272	271
Carvana Auto Receivables Trust 2021-N2
Series 2021-A1-N2, 0.32%, 10/10/23	905	904
Cedar Funding Ltd
Series 2021-A-14A, 1.22%, (3 Month USD LIBOR + 1.10%), 07/15/33 (d)	1,220	1,220
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 1.23%, (3 Month USD LIBOR + 1.10%), 10/20/32 (d)	1,400	1,399
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 1.17%, (3 Month USD LIBOR + 1.05%), 06/01/32 (d)	1,440	1,438
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	2,894	2,850
CHT 2017-COSMO Mortgage Trust
Series 2017-B-CSMO, REMIC, 1.51%, (1 Month USD LIBOR + 1.40%), 11/15/36 (d) (e)	810	810
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 1.04%, (1 Month USD LIBOR + 0.93%), 11/17/36 (d) (e)	600	600
CIFC Funding 2013-II Ltd
Series 2013-A1L2-2A, 1.12%, (3 Month USD LIBOR + 1.00%), 10/18/30 (d)	1,400	1,400
CIFC Funding Ltd
Series 2021-A-4A, 1.17%, (3 Month USD LIBOR + 1.05%), 07/15/33 (d)	2,000	2,001
CIFC Funding Ltd.
Series 2014-A1R2-1A, 1.22%, (3 Month USD LIBOR + 1.10%), 01/31/31 (d)	250	250
Citigroup Commercial Mortgage Trust 2020-GC46
Interest Only, Series 2020-XA-GC46, REMIC, 0.99%, 02/18/53 (d)	34,873	2,272

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Citigroup Inc.
Series 2015-AM-PC1, REMIC, 4.29%, 06/12/25 (d)	150	160
Comenity Bank
Series 2019-A-C, 2.21%, 09/15/22	1,358	1,374
Series 2019-A-B, REMIC, 2.49%, 06/15/22	482	487
COMM 2013-CCRE6 Mortgage Trust
Series 2013-A4-CR6, REMIC, 3.10%, 02/10/23	410	414
COMM 2014-277P Mortgage Trust
Series 2014-A-277P, REMIC, 3.61%, 08/12/24 (d)	700	732
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	381	397
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	369
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	447
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	396	414
COMM 2020-SBX Mortgage Trust
Series 2020-A-SBX, REMIC, 1.67%, 01/12/26	425	422
COMM Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	334	345
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	400	422
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	308	318
CPS Auto Receivables Trust 2020-C
Series 2020-B-C, 1.01%, 01/15/25	1,728	1,730
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	600	594
Credit Suisse Mortgage Capital Certificates
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (e)	317	318
Series 2019-A-ICE4, REMIC, 1.09%, (1 Month USD LIBOR + 0.98%), 05/15/36 (d)	800	800
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 1.34%, (1 Month USD LIBOR + 1.23%), 05/15/36 (d)	250	250
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (e)	170	170
CSMC 2021-ADV
Series 2021-A-ADV, 1.49%, (1 Month USD LIBOR + 1.40%), 07/15/38 (d)	510	509
CSMC 2021-AFC1 Trust
Series 2021-A1-AFC1, REMIC, 0.83%, 02/25/25 (d)	176	175
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (e)	1,508	1,503
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (d)	465	462
CSMC 2021-NQM6 Trust
Series 2021-A1-NQM6, REMIC, 1.17%, 09/25/25 (d)	1,853	1,841
Series 2021-A2-NQM6, REMIC, 1.38%, 09/25/25 (d)	1,213	1,205
DBGS 2021-W52 Mortgage Trust
Series 2021-A-W52, 1.40%, 10/10/39 (d)	1,070	1,078
Series 2021-C-W52, 2.30%, 10/10/39 (d)	2,010	2,026
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 1.13%, (1 Month USD LIBOR + 1.03%), 12/19/25 (d)	850	850
Deephaven Residential Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.34%, 03/25/24 (d)	31	31
Deephaven Residential Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.19%, 09/25/25	1,842	1,837
Dell Equipment Finance Trust 2020-2
Series 2020-A3-2, 0.57%, 10/23/23	463	463
Dell Equipment Finance Trust 2021-2
Series 2021-A2-2, 0.33%, 06/22/23	785	782
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	136	136
Drive Auto Receivables Trust 2018-2
Series 2018-D-2, 4.14%, 08/15/24	35	35
Drive Auto Receivables Trust 2018-5
Series 2018-D-5, 4.30%, 08/15/22	523	536
Drive Auto Receivables Trust 2019-1
Series 2019-D-1, REMIC, 4.09%, 06/15/26	554	565
Drive Auto Receivables Trust 2020-2
Series 2020-B-2, 1.42%, 12/15/22	2,430	2,437
Drive Auto Receivables Trust 2021-2
Series 2021-A2-2, REMIC, 0.36%, 05/15/24	1,158	1,158
Series 2021-D-2, REMIC, 1.39%, 03/15/29	1,127	1,102
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 1.11%, (3 Month USD LIBOR + 0.98%), 04/15/28 (d)	1,700	1,698
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 1.24%, (3 Month USD LIBOR + 1.12%), 01/15/31 (d)	530	530
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 1.14%, (3 Month USD LIBOR + 1.02%), 04/15/31 (d)	1,600	1,600
Dryden 72 CLO Ltd
Series 2019-AR-72A, 1.24%, (3 Month USD LIBOR + 1.08%), 05/17/32 (d)	1,130	1,130
DSC Floorplan Master Owner Trust
Series 2019-A2-2A, 2.07%, 10/15/22	2,400	2,426
Ellington Financial Mortgage Trust
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (d)	439	437
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (d)	90	90
Elmwood CLO X Ltd
Series 2021-A-3A, 1.16%, (3 Month USD LIBOR + 1.04%), 10/20/34 (d)	1,570	1,571
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-D-ELP, REMIC, 1.61%, (1 Month USD LIBOR + 1.52%), 11/15/38 (d)	580	577
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	264	263
EQUS 2021-EQAZ Mortgage Trust
Series 2021-B-EQAZ, REMIC, 1.19%, 10/15/38 (d)	620	617
Series 2021-C-EQAZ, REMIC, 1.44%, 10/15/38 (d)	1,950	1,941
Series 2021-D-EQAZ, REMIC, 1.74%, 10/15/38 (d)	940	936
Exeter Automobile Receivables Trust 2018-1
Series 2018-D-1A, 3.53%, 11/15/23	185	187
Exeter Automobile Receivables Trust 2021-2
Series 2021-A2-2A, 0.27%, 01/16/24	221	221
Series 2021-C-2A, 0.98%, 06/15/26	375	372
Series 2021-D-2A, 1.40%, 04/15/27	655	641
Exeter Automobile Receivables Trust 2021-3
Series 2021-A2-3A, 0.34%, 01/16/24	782	782
Series 2021-D-3A, 1.55%, 06/15/27	760	747
Fifth Third Auto Trust 2019-1
Series 2019-A3-1, 2.64%, 12/15/23	79	80
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	1,000	1,022
Ford Credit Auto Lease Trust 2021-A
Series 2021-A2-A, 0.19%, 07/15/22	458	458
Series 2021-A3-A, 0.26%, 02/15/23	657	655
Series 2021-A4-A, 0.30%, 04/15/23	1,109	1,103
Ford Credit Auto Owner Trust 2017-REV1
Series 2017-A-1, 2.62%, 02/15/22 (d)	500	501
Ford Credit Auto Owner Trust 2018-B
Series 2018-A3-B, 3.24%, 04/15/23	8	8
Ford Credit Auto Owner Trust 2018-REV1
Series 2018-A-1, 3.19%, 01/15/25	2,710	2,854
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (e)	175	182
Ford Credit Auto Owner Trust 2019-REV1
Series 2019-A-1, 3.52%, 01/15/24 (e)	524	550
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	444	442

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Ford Credit Auto Owner Trust 2021-A
Series 2021-A2-A, 0.17%, 08/15/22	619	619
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-A-1, 1.37%, 04/15/26	900	890
Ford Credit Floorplan Master Owner Trust A
Series 2019-A-1, 2.84%, 03/15/22	350	352
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 1.07%, (3 Month USD LIBOR + 0.95%), 07/24/30 (d)	600	600
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 0.99%, (3 Month USD LIBOR + 0.87%), 04/24/29 (d)	1,621	1,620
GLS Auto Receivables Trust 2021-3
Series 2021-A-3A, 0.42%, 05/15/23	1,464	1,461
GM Financial Automobile Leasing Trust 2020-2
Series 2020-A3-2, 0.80%, 07/20/23	80	80
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A4-3, 0.51%, 01/20/23	701	701
GM Financial Automobile Leasing Trust 2021-1
Series 2021-A2-1, 0.17%, 07/20/22	686	686
Series 2021-A3-1, 0.26%, 04/20/23	904	901
GM Financial Consumer Automobile Receivables Trust
Series 2021-A2-1, 0.23%, 08/16/22	198	198
Series 2021-A3-1, 0.35%, 05/16/24	380	378
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-A3-4, 0.38%, 08/18/25	1,166	1,162
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	278
GPMT Ltd
Series 2019-A-FL2, 1.40%, (1 Month USD LIBOR + 1.30%), 06/15/23 (d)	222	222
Grand Avenue CRE 2019-FL1
Series 2019-AS-FL1, 1.61%, (1 Month USD LIBOR + 1.50%), 06/15/37 (d)	295	291
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.14%, (1 Month USD LIBOR + 1.03%), 12/15/36 (d) (e)	1,700	1,697
Series 2019-B-WOLF, REMIC, 1.44%, (1 Month USD LIBOR + 1.33%), 12/15/36 (d) (e)	45	45
Series 2019-C-WOLF, REMIC, 1.74%, (1 Month USD LIBOR + 1.63%), 12/15/36 (d) (e)	1,600	1,590
Series 2019-E-WOLF, REMIC, 2.84%, (1 Month USD LIBOR + 2.73%), 12/15/36 (d) (e)	1,515	1,470
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 1.11%, (1 Month USD LIBOR + 1.02%), 07/15/39 (d)	1,140	1,139
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 1.31%, (3 Month USD LIBOR + 1.18%), 10/20/31 (a) (d)	250	250
GS Mortgage Securities Corp II
Series 2021-A-ARDN, REMIC, 1.45%, (1 Month USD LIBOR + 1.25%), 11/15/23 (d)	2,730	2,725
GS Mortgage Securities Corp Trust
Series 2019-A-SMP, 1.26%, (1 Month USD LIBOR + 1.15%), 08/16/32 (d) (e)	100	100
Series 2019-B-BOCA, 1.61%, (1 Month USD LIBOR + 1.50%), 06/15/38 (d)	500	498
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 07/16/35 (d) (e)	3,838	3,806
GS Mortgage Securities Corp Trust 2019-70P
Series 2019-B-70P, 1.41%, (1 Month USD LIBOR + 1.32%), 10/15/36 (d) (e)	360	357
GS Mortgage Securities Corporation II
Series 2005-A-ROCK, REMIC, 5.37%, 05/03/25	276	305
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 1.26%, (1 Month USD LIBOR + 1.15%), 06/15/23 (d)	650	649
Series 2021-H-ROSS, REMIC, 6.01%, (1 Month USD LIBOR + 5.90%), 06/15/23 (d)	750	750
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	396	412
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	361	378
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	367
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 1.02%, (3 Month USD LIBOR + 0.90%), 10/18/27 (a) (d)	55	55
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	168	168
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,123
Series 2021-A-2A, 1.68%, 12/25/26	1,120	1,104
HGI CRE CLO 2021-FL2 Ltd
Series 2021-A-FL2, 1.10%, (1 Month USD LIBOR + 1.00%), 09/19/36 (d) (e)	1,940	1,934
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A3-2, 0.82%, 07/15/23	219	219
Series 2020-A4-2, 1.09%, 08/15/23	535	537
Honda Auto Receivables 2020-3 Owner Trust
Series 2020-A3-3, 0.37%, 11/20/23	302	301
Honda Auto Receivables 2021-1 Owner Trust
Series 2021-A2-1, 0.16%, 08/22/22	454	454
Honda Auto Receivables 2021-2 Owner Trust
Series 2021-A2-2, 0.17%, 11/15/22	1,631	1,630
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 1.26%, (1 Month USD LIBOR + 1.15%), 10/16/23 (d)	3,940	3,933
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 11/17/36 (d)	325	325
Hyundai Auto Lease Securitization Trust 2021-A
Series 2021-A2-A, 0.25%, 07/15/22	201	201
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	841
Series 2019-C-ICON, REMIC, 4.54%, 01/05/24	55	55
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-A-AON, REMIC, 4.13%, 07/10/23	3,205	3,321
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFL-WPT, REMIC, 1.05%, (1 Month USD LIBOR + 0.95%), 07/07/23 (d) (e)	692	690
Series 2018-CFX-WPT, REMIC, 4.95%, 07/07/23	565	583
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-Ace
Series 2020-A-ACE, REMIC, 3.29%, 01/10/25	680	688
Series 2020-B-ACE, REMIC, 3.64%, 01/10/25	150	150
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1440
Series 2021-B-1440, REMIC, 1.86%, (1 Month USD LIBOR + 1.75%), 03/15/24 (d)	2,000	1,993
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	465
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	406	432
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	120
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (d)	500	505
Kayne CLO I Ltd
Series 2018-AR-1A, 1.10%, (3 Month USD LIBOR + 0.98%), 07/15/31 (d)	800	800
Kayne CLO II Ltd
Series 2018-AR-2A, 1.20%, (3 Month USD LIBOR + 1.08%), 10/15/31 (d)	620	620
Key Commercial Mortgage Securities Trust 2018-S1
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	378	392

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
KKR Clo 24 Ltd
Series A1R-24, 1.21%, (3 Month USD LIBOR + 1.08%), 04/20/32 (d)	1,620	1,622
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 0.66%, (1 Month USD LIBOR + 0.55%), 12/15/25 (d)	407	405
KNDR Trust
Series 2021-A-KIND, REMIC, 1.04%, (1 Month USD LIBOR + 0.95%), 08/15/26 (d)	1,020	1,016
KREF
Series 2021-A-FL2, 1.16%, (1 Month USD LIBOR + 1.07%), 02/17/39 (d) (e)	1,520	1,519
Series 2021-AS-FL2, 1.41%, (1 Month USD LIBOR + 1.30%), 02/17/39 (d) (e)	1,520	1,519
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,696
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 1.28%, (1 Month USD LIBOR + 1.17%), 06/15/39 (d)	860	859
Series 2021-B-FL1, 1.86%, (1 Month USD LIBOR + 1.75%), 06/15/39 (d)	1,360	1,358
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 0.81%, (1 Month USD LIBOR + 0.70%), 03/15/23 (d)	3,400	3,375
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 2.11%, (1 Month USD LIBOR + 2.00%), 03/15/24 (d)	2,310	2,308
M360 2019-CRE2 LLC
Series 2019-A-CRE2, 1.56%, (SOFR 30-Day Average + 1.51%), 09/15/34 (d)	61	60
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 1.02%, (3 Month USD LIBOR + 0.90%), 07/23/29 (d)	1,993	1,993
Magnetite XXIX, Limited
Series 2021-A-29A, 1.11%, (3 Month USD LIBOR + 0.99%), 01/17/34 (d)	520	520
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	795	793
Mercedes-Benz Auto Lease Trust 2021-A
Series 2021-A2-A, 0.18%, 03/15/23	160	160
Series 2021-A3-A, 0.25%, 01/16/24	437	436
Mercedes-Benz Auto Receivables Trust 2020-1
Series 2020-A2-1, 0.46%, 01/18/22	2	2
MF1 2021-FL7 Ltd
Series 2021-A-FL7, 1.19%, (1 Month USD LIBOR + 1.08%), 08/18/26 (d)	980	976
Series 2021-AS-FL7, 1.56%, (1 Month USD LIBOR + 1.45%), 09/18/26 (d)	1,190	1,183
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-AS-FL6, 1.56%, (1 Month USD LIBOR + 1.45%), 07/18/36 (d)	830	828
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
Series 2013-A4-C7, REMIC, 2.92%, 01/18/23	325	328
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8
Series 2013-A4-C8, REMIC, 3.13%, 01/18/23	370	376
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	476
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	375	390
Mortgage Repurchase Agreement Financing Trust
Series 2021-A1-S1, REMIC, 0.59%, (1 Month USD LIBOR + 0.50%), 09/10/22 (d)	2,700	2,695
Mountain View CLO X Ltd
Series 2015-AR-10A, 0.94%, (3 Month USD LIBOR + 0.82%), 10/13/27 (d)	242	242
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.92%, 11/17/22 (d)	1,000	1,015
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	441	440
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,757	1,731
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, REMIC, 1.11%, 05/15/29	1,262	1,236
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	725	714
New Economy Assets Phase 1 Sponsor LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	880	857
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 1.09%, (3 Month USD LIBOR + 0.97%), 07/25/30 (d)	300	300
Nissan Auto Lease Trust
Series 2020-A3-B, 0.43%, 10/16/23	343	343
NYO Commercial Mortgage Trust 2021-1290
Series 2021-A-1290, REMIC, 1.19%, (1 Month USD LIBOR + 1.10%), 12/15/38 (d)	2,350	2,334
Oceanview Mortgage Trust
Series 2021-A11-4, REMIC, 0.90%, (SOFR 30-Day Average + 0.85%), 10/25/51 (d)	2,768	2,762
OCP Clo 2019-17 Ltd
Series 2019-A1R-17A, 1.17%, (3 Month USD LIBOR + 1.04%), 07/20/32 (d)	1,940	1,941
Octagon Investment Partners Ltd.
Series 2017-A1R-1A, 1.07%, (3 Month USD LIBOR + 0.95%), 07/16/29 (d)	1,440	1,440
Octagon Investment Partners XIV Ltd
Series 2012-AARR-1A, 1.08%, (3 Month USD LIBOR + 0.95%), 07/16/29 (d)	470	470
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 1.12%, (3 Month USD LIBOR + 1.00%), 01/27/31 (d)	250	250
Octagon Investment Partners XXI Ltd
Series 2014-AAR3-1A, 1.16%, (3 Month USD LIBOR + 1.00%), 02/14/31 (d)	620	620
Octane Receivables Trust 2021-1
Series 2021-A-1A, 0.93%, 03/22/27	442	440
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	2,650	2,679
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 01/15/23 (d)	1,000	999
Series 2020-AJ-1NYP, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 01/15/23 (d)	670	671
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	1,495	1,475
OZLM XVII, Ltd.
Series 2017-A1-17A, 1.38%, (3 Month USD LIBOR + 1.25%), 07/22/30 (d)	1,491	1,490
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 0.96%, (3 Month USD LIBOR + 0.80%), 02/22/28 (d)	193	194
Parallel 2015-1 Ltd
Series 2015-AR-1A, 0.98%, (3 Month USD LIBOR + 0.85%), 07/20/27 (d)	19	19
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 1.16%, (3 Month USD LIBOR + 1.03%), 07/20/29 (d)	489	488
PFP 2019-6, Ltd.
Series 2019-A-6, 1.16%, (1 Month USD LIBOR + 1.05%), 04/16/37 (d) (e)	360	360
PFP 2021-7, Ltd.
Series 2021-A-7, 0.96%, (1 Month USD LIBOR + 0.85%), 04/16/38 (d)	1,500	1,498
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	1,000	996
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,435
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 1.05%, (1 Month USD LIBOR + 0.95%), 07/25/36 (d)	1,000	994
Ready Captial Mortgage Financing 2019-FL3 LLC
Series 2019-A-FL3, REMIC, 1.10%, (1 Month USD LIBOR + 1.00%), 03/27/34 (d)	9	9
Romark CLO Ltd
Series 2017-A2R-1A, REMIC, 1.78%, (3 Month USD LIBOR + 1.65%), 10/23/30 (d)	2,220	2,217
Santander Drive Auto Receivables Trust 2018-4
Series 2018-D-4, 3.98%, 06/15/23	931	944
Santander Drive Auto Receivables Trust 2019-3
Series 2019-C-3, REMIC, 2.49%, 05/15/23	369	370

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Santander Drive Auto Receivables Trust 2020-2
Series 2020-D-2, 2.22%, 03/17/25	615	623
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	379	378
Series 2021-D-1, 1.45%, 11/15/24	430	429
Series 2021-C-1, 1.02%, 06/15/27	475	476
Santander Drive Auto Receivables Trust 2021-2
Series 2021-A2-2, 0.28%, 04/15/24	665	666
Series 2021-D-2, 1.35%, 07/15/27	1,595	1,585
Santander Drive Auto Receivables Trust 2021-3
Series 2021-A2-3, REMIC, 0.29%, 12/15/22	1,799	1,799
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, 0.51%, 12/20/23	1,875	1,862
Santander Retail Auto Lease Trust 2021-C
Series 2021-A2-C, 0.29%, 04/22/24	870	868
Series 2021-A3-C, 0.50%, 03/20/25	905	898
SCF Equipment Leasing 2019-2 LLC
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,528
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	850	847
Series 2021-B-1A, 1.37%, 08/20/29	1,000	992
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 1.26%, (1 Month USD LIBOR + 1.15%), 05/15/28 (d)	680	680
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 06/16/31 (d) (e)	699	694
SMB Private Education Loan Trust 2021-A
Series 2021-A1-A, 0.61%, (1 Month USD LIBOR + 0.50%), 01/15/53 (d)	75	75
Sound Point CLO, Ltd.
Series 2013-B-2RA, 1.57%, (3 Month USD LIBOR + 1.45%), 04/16/29 (d)	250	249
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	919	916
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 1.12%, (3 Month USD LIBOR + 0.96%), 11/18/30 (d)	720	720
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 1.19%, (3 Month USD LIBOR + 1.06%), 01/29/32 (d)	250	250
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (e)	2,600	2,554
Toyota Auto Receivables 2020-D Owner Trust
Series 2020-A2-D, 0.23%, 04/15/22	91	91
Series 2020-A3-D, 0.35%, 10/16/23	1,166	1,163
Toyota Auto Receivables Owner Trust
Series 2019-A3-A, 2.91%, 07/17/23	34	34
TRTX 2019-FL3 Issuer Ltd
Series 2019-A-FL3, 1.31%, (SOFR 30-Day Average + 1.26%), 10/17/34 (d)	916	916
UBS-Barclays Commercial Mortgage Trust
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	390	393
UBS-Barclays Commercial Mortgage Trust 2013-C6
Series 2013-A4-C6, REMIC, 3.24%, 03/10/23	1,077	1,094
Upstart Securitization Trust 2021-2
Series 2021-A-2, 0.91%, 06/20/31	721	720
Upstart Securitization Trust 2021-5
Series 2021-A-5, 1.31%, 11/20/31	1,550	1,544
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	278	277
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	2,975	2,961
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (e)	95	95
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (d)	585	582
Verus Securitization Trust 2021-3
Series 2021-A1-3, REMIC, 1.05%, 06/25/66	698	693
Verus Securitization Trust 2021-5
Series 2021-A1-5, REMIC, 1.01%, 09/25/66 (d)	1,050	1,043
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	965	962
VNDO 2012-6AVE Mortgage Trust
Series 2012-A-6AVE, REMIC, 3.00%, 11/17/22	1,623	1,643
Volkswagen Auto Loan Enhanced Trust 2018-2
Series 2018-A3-2, 3.25%, 02/22/22	61	61
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A3-1, 0.98%, 11/20/24	110	110
Waikiki Beach Hotel Trust 2019-WBM
Series 2019-A-WBM, REMIC, 1.16%, (1 Month USD LIBOR + 1.05%), 12/15/33 (d)	128	128
Series 2019-D-WBM, REMIC, 2.14%, (1 Month USD LIBOR + 2.03%), 12/15/33 (d)	500	495
Westlake Automobile Receivables Trust 2019-1
Series 2019-C-1A, 3.45%, 03/15/24	11	11
Westlake Automobile Receivables Trust 2019-3
Series 2019-C-3A, 2.49%, 04/15/22	380	383
Westlake Automobile Receivables Trust 2020-1
Series 2020-B-1A, 1.94%, 04/15/25	3,700	3,719
Westlake Automobile Receivables Trust 2020-2
Series 2020-A2A-2A, 0.93%, 03/15/22	1,225	1,226
Westlake Automobile Receivables Trust 2021-2
Series 2021-A2A-2A, 0.32%, 04/15/25	1,856	1,850
Series 2021-C-2A, 0.89%, 07/15/26	665	658
World Omni Automobile Lease Securitization Trust 2020-B
Series 2020-A3-B, 0.45%, 02/15/24	1,166	1,163
York CLO-2 Ltd
Series 2015-AR-1A, 1.28%, (3 Month USD LIBOR + 1.15%), 01/22/31 (d)	2,900	2,904
Series 2015-BR-1A, 1.58%, (3 Month USD LIBOR + 1.45%), 01/22/31 (d)	478	477
ZH Trust 2021-2
Series 2021-A-2, REMIC, 2.35%, 04/18/24	2,280	2,261
Total Non-U.S. Government Agency Asset-Backed Securities (cost $315,531)		314,973
SENIOR FLOATING RATE INSTRUMENTS 6.7%
Consumer Discretionary 1.7%
Boyd Gaming Corporation
Term Loan B3, 2.35%, (1 Month USD LIBOR + 2.25%), 09/15/23 (d)	1,134	1,132
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (d)	743	739
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (d)	1,463	1,449
Ford Motor Company
Unsecured Term Loan, 1.86%, (1 Month USD LIBOR + 1.75%), 12/31/22 (d) (i)	1,200	1,185
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 1.85%, (3 Month USD LIBOR + 1.75%), 10/25/23 (d)	1,572	1,558
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (d)	254	255
Panera Bread Company
Term Loan A, 2.37%, (1 Month USD LIBOR + 2.25%), 07/18/22 (d)	2,239	2,208
Penn National Gaming, Inc.
2017 Term Loan A, 2.00%, (1 Month USD LIBOR + 1.25%), 10/19/23 (d)	741	738
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (d)	1,961	1,953
Seminole Tribe of Florida
2018 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 07/26/24 (d)	1,898	1,894
		13,111
Communication Services 1.4%
ABG Intermediate Holdings 2 LLC
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 12/04/24 (d)	762	759
AT&T Inc.
2021 Delayed Draw Term Loan , 1.10%, (1 Month USD LIBOR + 1.00%), 01/28/22 (d) (j)	600	599
CenturyLink, Inc.
2020 Term Loan A, 2.09%, (1 Month USD LIBOR + 2.00%), 01/31/25 (d)	1,003	997
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
2017 Term Loan A2, 1.60%, (1 Month USD LIBOR + 1.50%), 03/31/23 (d) (i)	810	807
2019 Term Loan B1, 1.85%, (1 Month USD LIBOR + 1.75%), 04/30/25 (d)	3,065	3,057
Comcast Hulu Holdings, LLC
Term Loan A, 0.97%, (1 Month USD LIBOR + 0.88%), 03/15/24 (d) (i)	3,163	3,136
Nexstar Broadcasting, Inc.
Term Loan A5, 1.60%, (3 Month USD LIBOR + 1.50%), 09/19/24 (d)	771	767
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (d) (k)	185	184
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (d)	613	609
		10,915
Industrials 0.7%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	509	526
APi Group DE, Inc.
2021 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 10/07/28 (d) (k)	236	235
Clean Harbors Inc.
2017 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 06/28/24 (d)	222	222
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (d)	512	507
Science Applications International Corporation
2020 Incremental Term Loan B, 1.97%, (1 Month USD LIBOR + 1.88%), 03/05/27 (d)	91	90
Welbilt, Inc.
2018 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 10/16/25 (d)	1,216	1,210
XPO Logistics, Inc.
2018 Term Loan B, 1.85%, (1 Month USD LIBOR + 1.75%), 02/23/25 (d)	2,324	2,312
		5,102
Information Technology 0.6%
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 09/06/24 (d) (k)	295	294
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (d)	552	552
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (d)	1	1
Global Payments Inc.
2019 Term Loan, 1.47%, (1 Month USD LIBOR + 1.38%), 07/09/24 (d)	1,298	1,008
McAfee, LLC
2018 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 09/29/24 (d) (k)	1,059	1,059
Vmware, Inc.
3 Year Term Loan, 1.05%, (3 Month USD LIBOR + 0.75%), 09/02/24 (d)	1,972	1,970
		4,884
Health Care 0.6%
Athenahealth, Inc.
2021 Term Loan B1, 4.35%, (3 Month USD LIBOR + 4.25%), 02/11/26 (d)	1	1
2021 Term Loan B1, 4.40%, (3 Month USD LIBOR + 4.25%), 02/11/26 (d)	499	498
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (d)	795	794
DaVita, Inc.
2020 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 07/30/26 (d)	1,543	1,534
Humana Inc.
Term Loan, 1.42%, (SOFR 90-Day Average + 1.38%), 10/31/23 (d) (i)	1,601	1,599
		4,426
Real Estate 0.5%
Crown Castle International Corporation
2016 Term Loan A, 1.23%, (1 Month USD LIBOR + 1.13%), 06/21/24 (d)	584	581
GLP Capital L.P.
2020 Term Loan A2, 1.64%, (1 Month USD LIBOR + 1.50%), 05/21/23 (d) (i)	710	704
Invitation Homes Operating Partnership LP
2020 Term Loan A, 1.11%, (3 Month USD LIBOR + 1.00%), 01/31/25 (d) (j)	2,920	2,887
		4,172
Energy 0.4%
Buckeye Partners, L.P.
2021 Term Loan B, 2.35%, (1 Month USD LIBOR + 2.25%), 11/01/26 (d)	1,163	1,158
Cheniere Corpus Christi Holdings, LLC
Delayed Draw Term Loan Tranche 2, 0.00%, (3 Month USD LIBOR + 1.75%), 06/30/24 (d)	640	640
Delayed Draw Term Loan Tranche 2, 1.84%, (1 Month USD LIBOR + 1.75%), 06/30/24 (d)	406	406
Hess Corporation
Term Loan, 2.10%, (3 Month USD LIBOR + 2.00%), 03/16/23 (d) (i)	1,090	1,079
		3,283
Financials 0.4%
Asurion LLC
2018 Term Loan B6, 3.22%, (1 Month USD LIBOR + 3.13%), 11/03/23 (d)	1,462	1,457
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (d)	748	747
Nielsen Finance LLC
USD Term Loan B4, 2.10%, (1 Month USD LIBOR + 2.00%), 10/04/23 (d)	867	866
		3,070
Materials 0.4%
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.88%, (3 Month USD LIBOR + 1.75%), 06/01/24 (d)	432	431
Dupont Performance
USD Term Loan B3, 0.00%, (1 Month USD LIBOR + 1.75%), 06/01/24 (d) (k)	350	350
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 1.37%, (3 Month USD LIBOR + 1.25%), 01/17/23 (d)	233	231
5 Year Delayed Draw Term Loan, 1.79%, (3 Month USD LIBOR + 1.63%), 01/17/25 (d)	775	771
Owens-Illinois Inc.
2019 Tranche A Term Loan A, 1.57%, (3 Month USD LIBOR + 1.50%), 06/25/24 (d) (i)	198	196
2019 Tranche A Term Loan A, 1.62%, (3 Month USD LIBOR + 1.50%), 06/25/24 (d) (i)	797	791
		2,770
Total Senior Floating Rate Instruments (cost $52,225)		51,733
GOVERNMENT AND AGENCY OBLIGATIONS 6.3%
U.S. Treasury Note 4.7%
Treasury, United States Department of
0.50%, 11/30/23 (c)	35,857	35,717
Mortgage-Backed Securities 1.0%
MRA Issuance Trust
1.24%, 05/15/22 (d)	7,800	7,791
Sovereign 0.5%
Kenya, Government of
6.88%, 06/24/24 (a)	800	845
Ministerul Finantelor Publice
4.88%, 01/22/24 (a)	42	45
Morocco, Kingdom of
4.25%, 12/11/22 (a)	550	562
The Arab Republic of Egypt
6.13%, 01/31/22 (a)	2,000	2,007
		3,459

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA3, REMIC, 0.90%, (SOFR 30-Day Average + 0.85%), 09/25/41 (d)	825	824
Municipal 0.0%
Illinois, State of
4.95%, 06/01/23	242	251
JFK International Air Terminal LLC
1.61%, 12/01/22	55	55
		306
Total Government And Agency Obligations (cost $48,147)		48,097
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 4.1%
JNL Securities Lending Collateral Fund, 0.03% (l) (m)	31,236	31,236
Investment Companies 2.0%
JNL Government Money Market Fund, 0.01% (l) (m)	15,341	15,341
Total Short Term Investments (cost $46,577)		46,577
Total Investments 103.5% (cost $795,160)		793,990
Other Derivative Instruments 0.0%		24
Other Assets and Liabilities, Net (3.5)%		(27,056)
Total Net Assets 100.0%		766,958

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $161,598 and 21.1% of the Fund.

(b) Convertible security.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	69.5%
Cayman Islands	12.1
United Kingdom	3.9
Ireland	2.4
Switzerland	2.0
Canada	1.9
Italy	1.0
Denmark	1.0
Netherlands	1.0
Mexico	0.8
Germany	0.7
South Korea	0.5
France	0.4
Brazil	0.4
Bermuda	0.4
Australia	0.4
India	0.3
Egypt	0.3
China	0.2
Luxembourg	0.1
Mauritius	0.1
Argentina	0.1
Kenya	0.1
Liberia	0.1
Morocco	0.1
Finland	0.1
Turkey	0.1
Uruguay	—
Saudi Arabia	—
Sweden	—
Romania	—
100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Summary of Investments by Country^	Total Long Term Investments
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Indian Railway Finance Corporation Limited, 3.73%, 03/29/24	10/06/21	235	233	—
ING Groep N.V., 4.70%, 03/22/28	12/15/21	549	547	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	2,046	2,034	0.3
		2,830	2,814	0.4

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	679	April 2022	148,248	32	(109)

Short Contracts
United States 5 Year Note	(119)	April 2022	(14,336)	(8)	(61)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	332,610	—	332,610
Non-U.S. Government Agency Asset-Backed Securities	—	314,973	—	314,973
Senior Floating Rate Instruments	—	42,236	9,497	51,733
Government And Agency Obligations	—	48,097	—	48,097
Short Term Investments	46,577	—	—	46,577
	46,577	737,916	9,497	793,990
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(170)	—	—	(170)
	(170)	—	—	(170)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.5%
Communication Services 96.5%
Activision Blizzard, Inc.	61	4,062
Advantage Solutions, Inc. - Class A (a) (b)	8	67
Alphabet Inc. - Class A (a)	24	68,364
Alphabet Inc. - Class C (a)	22	63,471
Altice USA, Inc. - Class A (a)	18	298
AMC Entertainment Holdings, Inc. - Class A (a) (b)	40	1,097
AT&T Inc.	560	13,781
Cable One, Inc.	—	679
Cardlytics, Inc. (a)	3	168
Cargurus Inc. - Class A (a)	7	231
Charter Communications, Inc. - Class A (a)	10	6,327
Cinemark Holdings, Inc. (a)	8	135
Cogent Communications Group, Inc.	3	248
Comcast Corporation - Class A	358	18,002
Discovery, Inc. - Series A (a) (b)	13	317
Discovery, Inc. - Series C (a)	24	541
Dish Network Corporation - Class A (a)	20	636
Electronic Arts Inc.	22	2,932
Facebook, Inc. - Class A (a)	186	62,437
Fox Corporation - Class A	25	929
Fox Corporation - Class B	12	395
Frontier Communications Parent, Inc. (a)	16	480
FuboTV Inc. (a) (b)	11	176
Globalstar, Inc. (a) (b)	52	60
IAC/Interactive Corp. (a)	7	859
iHeartMedia, Inc. - Class A (a)	9	180
Interpublic Group of Cos. Inc.	31	1,150
Iridium Communications Inc. (a)	10	424
John Wiley & Sons Inc. - Class A	4	201
Liberty Broadband Corp. - Series A (a)	2	304
Liberty Broadband Corp. - Series C (a)	11	1,784
Liberty Latin America Ltd. - Class A (a)	3	38
Liberty Latin America Ltd. - Class C (a)	13	145
Liberty Media Corporation - Series A (a)	2	105
Liberty Media Corporation - Series C (a)	16	1,002
Liberty SiriusXM Group - Series A (a)	6	320
Liberty SiriusXM Group - Series C (a)	13	638
Lions Gate Entertainment Corp. - Class A (a)	5	79
Lions Gate Entertainment Corp. - Class B (a)	9	142
Live Nation Entertainment, Inc. (a)	11	1,267
Lumen Technologies Inc.	72	905
Magnite, Inc. (a)	9	162
Match Group Holdings II, LLC (a)	22	2,934
Netflix, Inc. (a)	35	20,934
New York Times Co. - Class A	13	640
News Corporation - Class A	30	679
News Corporation - Class B	9	208
Nexstar Media Group, Inc. - Class A	3	489
Omnicom Group Inc.	17	1,225
Pinterest, Inc. - Class A (a)	44	1,603
Playtika Holding Corp. (a)	8	139
Roku Inc. - Class A (a)	9	2,105
Sirius XM Holdings Inc. (b)	72	460
Skillz Inc. - Class A (a) (b)	20	148
Snap Inc. - Class A (a)	84	3,951
Take-Two Interactive Software Inc. (a)	9	1,615
TechTarget, Inc. (a)	2	194
TEGNA Inc.	17	318
The Madison Square Garden Company - Class A (a)	1	229
T-Mobile USA, Inc. (a)	46	5,344
Twitter, Inc. (a)	63	2,709
Verizon Communications Inc.	325	16,876
ViacomCBS Inc. - Class A (b)	1	23
ViacomCBS Inc. - Class B	48	1,437
Vonage Holdings Corp. (a)	20	411
Walt Disney Co.	143	22,080
Warner Music Group Corp. - Class A	8	344
World Wrestling Entertainment, Inc. - Class A	3	173
Yelp Inc. (a)	5	191
Zillow Group, Inc. - Class A (a)	3	179
Zillow Group, Inc. - Class C (a) (b)	13	854
Zynga Inc. - Class A (a)	83	529
		344,559
Consumer Discretionary 1.9%
Airbnb, Inc. - Class A (a)	27	4,526
Doordash, Inc. - Class A (a)	13	1,891
Shutterstock Inc.	2	203
		6,620
Information Technology 1.1%
InterDigital Communications, Inc.	2	179
J2 Cloud Services, LLC (a)	4	419
Twilio Inc. - Class A (a)	13	3,477
		4,075
Industrials 0.0%
Cimpress Public Limited Company (a)	1	108
Total Common Stocks (cost $277,633)		355,362
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	2,781	2,781
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (c) (d)	2,167	2,167
Total Short Term Investments (cost $4,948)		4,948
Total Investments 100.9% (cost $282,581)		360,310
Other Derivative Instruments (0.0)%		(33)
Other Assets and Liabilities, Net (0.9)%		(3,146)
Total Net Assets 100.0%		357,131

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	23	March 2022	2,295	(33)	41

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	355,362	—	—	355,362
Short Term Investments	4,948	—	—	4,948
	360,310	—	—	360,310
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	41	—	—	41
	41	—	—	41

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.9%
Consumer Discretionary 93.7%
Abercrombie & Fitch Co. - Class A (a)	21	747
Academy, Ltd. (a)	32	1,426
Acushnet Holdings Corp.	14	758
Adient Public Limited Company (a)	36	1,713
Advance Auto Parts, Inc.	24	5,872
Amazon.com, Inc. (a)	121	403,975
American Eagle Outfitters, Inc.	61	1,535
Aptiv PLC (a)	104	17,227
Aramark	97	3,584
Asbury Automotive Group, Inc. (a)	9	1,578
Autoliv, Inc.	30	3,134
AutoNation, Inc. (a)	15	1,813
AutoZone, Inc. (a)	8	16,964
Bath & Body Works Direct, Inc.	103	7,159
Best Buy Co., Inc.	86	8,727
Boot Barn Holdings, Inc. (a)	11	1,403
BorgWarner Inc.	93	4,194
Boyd Gaming Corporation (a)	33	2,143
Bright Horizons Family Solutions Inc. (a)	23	2,926
Brunswick Corp.	30	3,002
Burlington Stores Inc. (a)	26	7,525
Caesars Entertainment, Inc. (a)	83	7,754
Callaway Golf Co. (a)	46	1,258
Capri Holdings Limited (a)	58	3,790
CarMax Inc. (a)	63	8,198
Carnival Plc (a) (b)	309	6,218
Carter's Inc.	17	1,674
Carvana Co. - Class A (a)	33	7,673
Century Communities Inc.	12	946
Cheesecake Factory Inc. (a)	19	745
Chewy, Inc. - Class A (a) (b)	34	1,996
Chipotle Mexican Grill Inc. (a)	11	19,086
Choice Hotels International Inc.	13	2,012
Churchill Downs Inc.	13	3,210
Columbia Sportswear Co.	14	1,336
Cracker Barrel Old Country Store, Inc.	9	1,135
Crocs Inc. (a)	23	2,923
D.R. Horton, Inc.	126	13,628
Dana Holding Corp.	57	1,304
Darden Restaurants Inc.	50	7,589
Deckers Outdoor Corp. (a)	11	3,900
Dick's Sporting Goods Inc. (b)	25	2,886
Dillard's Inc. - Class A (b)	2	408
Domino's Pizza, Inc.	14	7,971
Dorman Products Inc. (a)	11	1,261
Draftkings Inc. - Class A (a)	127	3,482
Dutch Bros Inc. - Class A (a) (b)	9	456
eBay Inc.	243	16,148
ETSY, Inc. (a)	49	10,767
Faraday Future Intelligent Electric Inc. (a) (b)	66	349
Fisker Group Inc. - Class A (a) (b)	54	857
Five Below, Inc. (a)	22	4,493
Floor & Decor Holdings Inc. - Class A (a)	41	5,333
Foot Locker, Inc.	36	1,574
Ford Motor Company	1,518	31,535
Fox Factory Holding Corp. (a)	16	2,746
Frontdoor, Inc. (a)	31	1,151
GameStop Corp. - Class A (a) (b)	24	3,565
Gap Inc.	84	1,485
General Motors Company (a)	562	32,925
Gentex Corp.	92	3,207
Gentherm Incorporated (a)	13	1,134
Genuine Parts Co.	55	7,664
Group 1 Automotive Inc.	7	1,405
H & R Block, Inc.	67	1,571
Hanesbrands Inc.	133	2,221
Harley-Davidson, Inc.	58	2,205
Hasbro, Inc.	50	5,090
Hilton Grand Vacations Inc. (a)	34	1,776
Hilton Worldwide Holdings Inc. (a)	108	16,882
Hyatt Hotels Corp. - Class A (a)	19	1,831
iRobot Corp. (a) (b)	10	686
Jack in the Box Inc.	9	766
KB Home	33	1,495
Kohl's Corporation	58	2,886
Kontoor Brands, Inc.	18	945
Las Vegas Sands Corp. (a)	133	5,020
LCI Industries	10	1,551
Lear Corporation	23	4,208
Leggett & Platt Inc.	51	2,081
Lennar Corporation - Class A	105	12,214
Lennar Corporation - Class B	5	519
Leslie's, Inc. (a)	53	1,257
Levi Strauss & Co. - Class A	36	901
LGI Homes, Inc. (a)	8	1,264
Life Time Group Holdings, Inc. (a) (b)	14	244
Lithia Motors Inc. - Class A	12	3,455
LKQ Corporation	104	6,251
Lowe`s Companies, Inc.	268	69,228
Lucid Group, Inc. (a) (b)	214	8,126
Lululemon Athletica Inc. (a)	46	17,947
Macy's, Inc.	120	3,140
Marriott International, Inc. - Class A (a)	106	17,447
Marriott Vacations Worldwide Corporation	17	2,830
Mattel, Inc. (a)	134	2,887
McDonald's Corporation	289	77,480
MDC Holdings Inc.	22	1,219
Medifast, Inc.	5	971
MercadoLibre S.R.L (a)	18	24,186
Meritage Homes Corporation (a)	14	1,758
MGM Resorts International	151	6,770
Mister Car Wash, Inc. (a) (b)	14	259
Mohawk Industries Inc. (a)	21	3,886
Monro Inc.	13	769
Murphy USA Inc.	9	1,783
National Vision Holdings, Inc. (a)	31	1,476
NIKE, Inc. - Class B	494	82,376
Nordstrom Inc. (a) (b)	43	966
Norwegian Cruise Line Holdings Ltd. (a) (b)	142	2,948
NVR, Inc. (a)	1	7,422
Office Depot, Inc. (a)	18	693
O'Reilly Automotive, Inc. (a)	26	18,378
Overstock.com Inc. (a)	17	1,012
Papa John's International Inc.	13	1,692
Peloton Interactive, Inc. - Class A (a)	115	4,115
Penn National Gaming Inc. (a)	66	3,400
Penske Automotive Group, Inc.	12	1,239
Petco Health And Wellness Company, Inc. - Class A (a)	32	633
Planet Fitness, Inc. - Class A (a)	32	2,888
Polaris Industries Inc.	22	2,389
Pool Corporation	16	8,812
Pulte Homes Inc.	99	5,632
PVH Corp.	27	2,916
Quantumscape Battery, Inc. - Class A (a) (b)	96	2,130
Qurate Retail, Inc. - Series A	133	1,010
Ralph Lauren Corp. - Class A	19	2,219
Red Rock Resorts, Inc. - Class A (b)	20	1,103
Revolve Group - Class A (a)	15	848
RH (a)	7	3,534
Ross Stores Inc.	137	15,663
Royal Caribbean Cruises Ltd.	87	6,683
Scientific Games Corporation (a)	37	2,462
Seaworld Entertainment, Inc. (a)	20	1,313
Service Corp. International	64	4,552
Shake Shack Inc. - Class A (a)	15	1,113
Signet Jewelers Limited	21	1,796
Six Flags Operations Inc.	30	1,273
Skechers U.S.A. Inc. - Class A (a)	53	2,293
Skyline Corp. (a)	21	1,622
Sleep Number Corporation (a)	8	635
Starbucks Corporation	456	53,387
Steven Madden Ltd.	29	1,338
Stitch Fix, Inc. - Class A (a)	32	611
Tapestry Inc.	107	4,338
Taylor Morrison Home II Corporation - Class A (a)	49	1,699

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Tempur Sealy International, Inc.	75	3,514
Terminix Global Hldgs Inc. (a)	47	2,134
Tesla Inc. (a)	315	332,504
Texas Roadhouse Inc. - Class A	26	2,360
The Goodyear Tire & Rubber Company (a)	108	2,310
The Home Depot, Inc.	408	169,409
The Wendy's Company	68	1,613
Thor Industries Inc.	22	2,245
TJX Cos. Inc.	465	35,313
Toll Brothers Inc.	45	3,223
Tractor Supply Co.	44	10,440
Travel + Leisure Co.	33	1,811
TRI Pointe Homes, Inc. (a)	44	1,218
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21	8,698
Under Armour Inc. - Class A (a)	76	1,618
Under Armour Inc. - Class C (a)	82	1,485
Urban Outfitters Inc. (a)	26	773
Vail Resorts, Inc.	16	5,144
Veoneer, Inc. (a)	40	1,410
VF Corp.	125	9,176
Victoria's Secret & Co. (a)	28	1,554
Vista Outdoor Inc. (a)	22	1,021
Visteon Corporation (a)	11	1,240
Vroom, Inc. (a) (b)	54	578
Wayfair Inc. - Class A (a) (b)	30	5,731
Whirlpool Corporation	24	5,556
Williams-Sonoma Inc.	29	4,877
Wingstop Inc.	12	2,049
Winnebago Industries Inc.	13	992
Wolverine World Wide, Inc.	33	944
Wyndham Hotels & Resorts, Inc.	36	3,220
Wynn Resorts, Limited (a)	41	3,455
YETI Holdings, Inc. (a)	34	2,845
Yum! Brands, Inc.	113	15,708
		1,961,364
Materials 2.9%
Amcor Plc	588	7,061
AptarGroup, Inc.	25	3,107
Ball Corporation	126	12,124
Berry Global Group, Inc. (a)	52	3,863
Crown Holdings Inc.	49	5,408
Diversey Holdings, Ltd. (a)	18	237
Graphic Packaging Holding Company	110	2,155
Greif Inc. - Class A	10	608
International Paper Company	148	6,977
Packaging Corporation of America	37	5,039
Ranpak Holdings Corp - Class A (a)	15	572
Reynolds Consumer Products LLC	20	619
Reynolds Group Holdings Limited	17	219
Sealed Air Corporation	58	3,892
Silgan Holdings Inc.	33	1,418
Sonoco Products Co.	37	2,168
Westrock Company, Inc.	104	4,604
		60,071
Communication Services 2.4%
Booking Holdings Inc. (a)	16	38,107
Expedia Group, Inc. (a)	57	10,237
TripAdvisor Inc. (a)	38	1,042
		49,386
Industrials 0.8%
Albany International Corp. - Class A	12	1,070
Allison Systems, Inc.	39	1,424
Chargepoint Inc. - Class A (a) (b)	67	1,282
Driven Brands Holdings Inc. (a)	21	706
Fortune Brands Home & Security, Inc.	53	5,656
Herman Miller Inc.	30	1,163
Nikola Subsidiary Corporation (a) (b)	79	776
Proterra Operating Company, Inc. (a) (b)	71	623
Rollins Inc.	86	2,957
Rush Enterprises Inc. - Class A	16	914
		16,571
Financials 0.1%
Cannae Holdings, Inc. (a)	33	1,173
Consumer Staples 0.0%
Olaplex Holdings, Inc. (a)	28	806
Health Care 0.0%
Figs, Inc. - Class A (a) (b)	14	382
Total Common Stocks (cost $1,213,837)		2,089,753
RIGHTS 0.0%
Dyax Corp. (a) (b) (c)	27	2
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	17,459	17,459
Investment Companies 0.1%
JNL Government Money Market Fund, 0.01% (d) (e)	2,789	2,789
Total Short Term Investments (cost $20,248)		20,248
Total Investments 100.9% (cost $1,234,085)		2,110,003
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (0.9)%		(17,920)
Total Net Assets 100.0%		2,092,075

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	16	March 2022	3,284	(8)	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	2,089,753	—	—	2,089,753
Rights	—	—	2	2
Short Term Investments	20,248	—	—	20,248
	2,110,001	—	2	2,110,003
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	20	—	—	20
	20	—	—	20

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.3%
Consumer Staples 96.3%
Albertsons Companies, Inc. - Class A (a)	17	510
Altria Group, Inc.	170	8,046
Archer-Daniels-Midland Company	54	3,644
Beyond Meat, Inc. (a) (b)	9	600
BJ's Wholesale Club Holdings, Inc. (b)	16	1,061
Boston Beer Co. Inc. - Class A (b)	1	668
Brown-Forman Corp. - Class A	9	594
Brown-Forman Corp. - Class B	20	1,443
Bunge Limited	16	1,443
Campbell Soup Company	24	1,029
Casey's General Stores Inc.	5	910
Celsius Holdings, Inc. (a) (b)	7	534
Central Garden & Pet Co. (b)	6	296
Central Garden & Pet Co. - Class A (b)	9	436
Church & Dwight Co. Inc.	24	2,502
Coca-Cola Consolidated Inc.	1	544
Colgate-Palmolive Co.	79	6,698
ConAgra Brands Inc.	51	1,726
Constellation Brands, Inc. - Class A	16	3,950
Costco Wholesale Corporation	40	22,690
Coty Inc. - Class A (b)	53	559
Darling Ingredients Inc. (b)	18	1,264
Dollar General Corporation	22	5,182
Estee Lauder Cos. Inc. - Class A	21	7,925
Flowers Foods Inc.	27	748
Freshpet Inc. (b)	6	597
General Mills, Inc.	58	3,906
Grocery Outlet Holding Corp. (b)	16	462
Hain Celestial Group Inc. (b)	15	625
Herbalife Nutrition Ltd. (b)	15	632
Hershey Co.	14	2,771
Hormel Foods Corp.	31	1,493
Hostess Brands, Inc. - Class A (b)	26	525
Ingredion Inc.	9	824
Inter Parfums Inc.	4	457
J&J Snack Foods Corp.	3	467
JM Smucker Co.	12	1,572
Kellogg Co.	27	1,726
Keurig Dr Pepper Inc.	73	2,687
Kimberly-Clark Corporation	32	4,563
Kraft Heinz Foods Company	71	2,538
Lamb Weston Holdings Inc.	17	1,095
Lancaster Colony Corp.	3	562
McCormick & Co. Inc.	25	2,417
Molson Coors Beverage Company - Class B	22	1,022
Mondelez International, Inc. - Class A	129	8,537
Monster Beverage 1990 Corporation (b)	36	3,491
National Beverage Corp.	7	319
PepsiCo, Inc.	125	21,741
Performance Food Group, Inc. (b)	19	878
Philip Morris International Inc.	142	13,491
Pilgrim's Pride Corporation (b)	13	362
Post Holdings, Inc. (b)	8	860
PriceSmart Inc.	5	398
Procter & Gamble Co.	218	35,676
Sanderson Farms Inc.	3	614
Spectrum Brands Legacy, Inc.	6	644
Sprouts Farmers Market, Inc. (b)	19	573
Sysco Corp.	49	3,864
Target Corporation	45	10,344
The Beauty Health Company - Class A (b)	19	448
The Clorox Company	12	2,160
The Coca-Cola Company	352	20,852
The Duckhorn Portfolio Inc. (b)	14	329
The Kroger Co.	66	2,989
The Simply Good Foods Company (b)	14	589
Tyson Foods Inc. - Class A	29	2,553
United Natural Foods Inc. (b)	10	482
US Foods Holding Corp. (b)	27	952
Walmart Inc.	129	18,662
		257,751
Consumer Discretionary 2.9%
Chegg, Inc. (b)	22	673
Coursera, Inc. (b)	17	406
Dollar Tree Inc. (b)	22	3,071
Graham Holdings Co. - Class B	1	494
Grand Canyon Education, Inc. (b)	7	583
Helen of Troy Ltd (b)	3	772
Newell Brands Inc.	45	976
Ollie's Bargain Outlet Holdings Inc. (b)	10	532
Udemy, Inc. (b)	13	249
		7,756
Information Technology 0.1%
2U, Inc. (b)	18	366
Total Common Stocks (cost $214,522)		265,873
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.0%
JNL Government Money Market Fund, 0.01% (c) (d)	2,637	2,637
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	1,138	1,138
Total Short Term Investments (cost $3,775)		3,775
Total Investments 100.7% (cost $218,297)		269,648
Other Derivative Instruments 0.0%		22
Other Assets and Liabilities, Net (0.7)%		(1,889)
Total Net Assets 100.0%		267,781

(a) All or a portion of the security was on loan as of December 31, 2021.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	26	March 2022	1,965	22	51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	265,873	—	—	265,873
Short Term Investments	3,775	—	—	3,775
	269,648	—	—	269,648
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	51	—	—	51
	51	—	—	51

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 98.2%
Information Technology 22.0%
Apple Inc.	257	45,717
Cisco Systems, Inc.	258	16,315
Intel Corporation	257	13,259
International Business Machines Corporation	258	34,412
Microsoft Corporation	258	86,589
Salesforce.Com, Inc. (a)	258	65,428
Visa Inc. - Class A	258	55,794
		317,514
Health Care 17.4%
Amgen Inc.	257	57,921
Johnson & Johnson	258	44,044
Merck & Co., Inc.	257	19,732
UnitedHealth Group Incorporated	257	129,281
		250,978
Financials 15.3%
American Express Company	258	42,120
JPMorgan Chase & Co.	258	40,769
The Goldman Sachs Group, Inc.	257	98,491
The Travelers Companies, Inc.	257	40,275
		221,655
Consumer Discretionary 15.1%
McDonald's Corporation	258	69,017
NIKE, Inc. - Class B	257	42,911
The Home Depot, Inc.	257	106,849
		218,777
Industrials 14.1%
3M Company	258	45,733
Caterpillar Inc.	258	53,227
Honeywell International Inc.	258	53,683
The Boeing Company (a)	258	51,832
		204,475
Consumer Staples 7.5%
Procter & Gamble Co.	257	42,115
The Coca-Cola Company	258	15,244
Walgreens Boots Alliance, Inc.	257	13,429
Walmart Inc.	257	37,252
		108,040
Communication Services 3.7%
Verizon Communications Inc.	257	13,378
Walt Disney Co.	257	39,878
		53,256
Energy 2.1%
Chevron Corporation	257	30,213
Materials 1.0%
Dow Inc.	257	14,603
Total Common Stocks (cost $868,641)		1,419,511
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund, 0.01% (b) (c)	25,829	25,829
Total Short Term Investments (cost $25,829)		25,829
Total Investments 100.0% (cost $894,470)		1,445,340
Other Derivative Instruments (0.0)%		(50)
Other Assets and Liabilities, Net 0.0%		693
Total Net Assets 100.0%		1,445,983

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	151	March 2022	27,071	(50)	279

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,419,511	—	—	1,419,511
Short Term Investments	25,829	—	—	25,829
	1,445,340	—	—	1,445,340
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	279	—	—	279
	279	—	—	279

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.9%
Energy 98.9%
Antero Midstream Corporation	363	3,517
Antero Resources Corporation (a)	319	5,577
Apa Corp.	406	10,908
Baker Hughes, a GE Company, LLC - Class A	978	23,524
Cactus Inc. - Class A	66	2,519
California Resources Corporation	92	3,919
Callon Petroleum Company (a) (b)	53	2,514
ChampionX Corporation (a)	226	4,562
Cheniere Energy, Inc.	264	26,763
Chesapeake Energy Corporation	116	7,512
Chevron Corporation	2,157	253,114
Clean Energy Fuels Corp. (a)	190	1,164
CNX Resources Corporation (a)	237	3,255
ConocoPhillips	1,476	106,522
Continental Resources Inc. (b)	65	2,896
Coterra Energy Inc	911	17,308
Denbury Inc. (a)	56	4,288
Devon Energy Corporation	704	31,032
Diamondback Energy, Inc.	191	20,559
DT Midstream, Inc.	108	5,202
EOG Resources, Inc.	655	58,154
EQT Corporation (a)	339	7,392
Equitrans Midstream Corp.	454	4,696
Exxon Mobil Corporation	4,737	289,857
Halliburton Company	1,002	22,910
Helmerich & Payne Inc.	121	2,861
Hess Corporation	308	22,837
HollyFrontier Corp.	167	5,468
Kinder Morgan, Inc.	2,182	34,604
Magnolia Oil & Gas Corp. - Class A	165	3,114
Marathon Oil Corporation	872	14,322
Marathon Petroleum Corporation	689	44,076
Matador Resources Co.	123	4,525
Murphy Oil Corporation	162	4,235
NOV Inc.	436	5,914
Oasis Petroleum Inc.	21	2,621
Occidental Petroleum Corporation	993	28,781
ONEOK, Inc.	499	29,319
Ovintiv Canada ULC	293	9,861
PDC Energy, Inc.	109	5,324
Phillips 66	490	35,525
Pioneer Natural Resources Co.	254	46,206
Range Resources Corporation (a)	280	4,992
Reg Biofuels, LLC (a)	57	2,418
Schlumberger Ltd.	1,569	47,004
SM Energy Company	136	4,014
Southwestern Energy Co. (a)	1,137	5,301
Targa Resources Corp.	256	13,362
Texas Pacific Land Corporation	7	8,673
The Williams Companies, Inc.	1,359	35,402
Valaris Limited (a)	73	2,633
Valero Energy Corporation	457	34,359
Whiting Petroleum Corporation (a)	44	2,837
		1,380,252
Materials 0.5%
Valvoline, Inc.	202	7,522
Utilities 0.5%
National Fuel Gas Company	102	6,527
Total Common Stocks (cost $1,267,498)		1,394,301
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (c) (d)	2,484	2,484
Total Short Term Investments (cost $2,484)		2,484
Total Investments 100.1% (cost $1,269,982)		1,396,785
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net (0.1)%		(1,728)
Total Net Assets 100.0%		1,395,074

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	102	March 2022	5,826	17	63

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,394,301	—	—	1,394,301
Short Term Investments	2,484	—	—	2,484
	1,396,785	—	—	1,396,785
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	63	—	—	63
	63	—	—	63

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 96.0%
Financials 27.8%
Ameriprise Financial, Inc.	32	9,582
AON Public Limited Company - Class A	27	8,210
Assurant, Inc.	75	11,630
Bank of America Corporation	192	8,559
Berkshire Hathaway Inc. - Class B (a)	55	16,421
Capital One Financial Corporation	18	2,654
Chubb Limited	35	6,770
CME Group Inc. - Class A	17	3,907
Comerica Inc.	80	6,950
Equitable Holdings, Inc.	81	2,651
JPMorgan Chase & Co.	88	13,923
LPL Financial Holdings Inc.	27	4,385
Morgan Stanley	135	13,240
State Street Corporation	68	6,299
The Charles Schwab Corporation	125	10,516
The Hartford Financial Services Group, Inc.	56	3,889
U.S. Bancorp	142	7,961
Voya Financial, Inc.	121	8,029
Willis Towers Watson Public Limited Company	41	9,748
		155,324
Health Care 18.1%
AbbVie Inc.	127	17,186
Becton, Dickinson and Company	19	4,649
CVS Health Corporation	120	12,381
Danaher Corporation	25	8,292
Eli Lilly & Co.	23	6,367
HCA Healthcare, Inc.	10	2,550
Laboratory Corporation of America Holdings (a)	13	4,022
McKesson Corporation	35	8,641
Medtronic Public Limited Company	80	8,290
Merck & Co., Inc.	75	5,742
Organon & Co.	175	5,326
UnitedHealth Group Incorporated	29	14,642
Zimmer Biomet Holdings, Inc.	22	2,772
		100,860
Industrials 10.8%
Armstrong World Industries, Inc.	48	5,557
Eaton Corporation Public Limited Company	38	6,606
Howmet Aerospace Inc.	217	6,893
Hubbell Inc.	30	6,202
Ingersoll Rand Inc.	111	6,891
L3Harris Technologies, Inc.	36	7,577
Norfolk Southern Corporation	28	8,422
Northrop Grumman Systems Corp.	17	6,732
Quanta Services, Inc.	49	5,584
		60,464
Information Technology 9.3%
Applied Materials, Inc.	45	7,065
Cisco Systems, Inc.	279	17,665
Corning Incorporated	138	5,155
Dolby Laboratories, Inc. - Class A	67	6,356
Qualcomm Incorporated	59	10,735
SS&C Technologies Holdings, Inc.	57	4,703
		51,679
Energy 8.3%
ConocoPhillips	72	5,211
Devon Energy Corporation	248	10,922
EQT Corporation (a)	249	5,422
Exxon Mobil Corporation	122	7,448
Hess Corporation	79	5,838
Marathon Petroleum Corporation	180	11,536
		46,377
Utilities 7.8%
Clearway Energy, Inc. - Class C	203	7,318
Exelon Corporation	322	18,581
Nextera Energy Partners, LP	72	6,114
The AES Corporation	284	6,896
Vistra Energy Corp.	215	4,903
		43,812
Communication Services 5.4%
Alphabet Inc. - Class A (a)	5	15,841
Comcast Corporation - Class A	155	7,822
Vodafone Group Public Limited Company - ADR (b)	418	6,242
		29,905
Materials 4.1%
CF Industries Holdings Inc.	153	10,795
Freeport-McMoRan Inc.	215	8,980
Vulcan Materials Co.	14	2,885
		22,660
Consumer Discretionary 2.7%
General Motors Company (a)	124	7,265
International Game Technology PLC	176	5,089
Newell Brands Inc.	114	2,489
		14,843
Real Estate 0.9%
Medical Properties Trust, Inc.	211	4,988
Consumer Staples 0.8%
PepsiCo, Inc.	25	4,393
Total Common Stocks (cost $481,697)		535,305
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.7%
JNL Government Money Market Fund, 0.01% (c) (d)	20,217	20,217
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	82	82
Total Short Term Investments (cost $20,299)		20,299
Total Investments 99.7% (cost $501,996)		555,604
Other Assets and Liabilities, Net 0.3%		1,901
Total Net Assets 100.0%		557,505

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	535,305	—	—	535,305
Short Term Investments	20,299	—	—	20,299
	555,604	—	—	555,604

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.6%
Financials 84.7%
Affiliated Managers Group, Inc.	11	1,799
AFLAC Incorporated	164	9,597
Alleghany Corporation (a)	4	2,477
Ally Financial Inc.	93	4,421
American Equity Investment Life Holding Company	22	858
American Express Company	169	27,719
American Financial Group, Inc.	18	2,424
American International Group, Inc.	224	12,750
American National Group, Inc.	4	712
Ameriprise Financial, Inc.	30	9,188
Ameris Bancorp	18	883
AON Public Limited Company - Class A	60	17,884
Apollo Global Management, Inc. - Class A (b)	59	4,265
Arch Capital Group Ltd. (a)	105	4,677
Ares Management Corporation - Class A	45	3,652
Arthur J Gallagher & Co.	56	9,518
Artisan Partners Asset Management Inc. - Class A	18	855
Associated Banc-Corp	43	965
Assurant, Inc.	16	2,428
Assured Guaranty Ltd.	20	986
Athene Holding Ltd - Class A (a) (c)	36	2,963
Atlantic Union Bank	20	752
AXIS Capital Holdings Limited	22	1,197
Axos Financial, Inc. (a)	15	863
BancFirst Corporation	5	317
Bank of America Corporation	1,945	86,532
Bank of Hawaii Corporation	11	943
Bank OZK	32	1,480
BankUnited, Inc.	24	1,003
Berkshire Hathaway Inc. - Class B (a)	495	147,880
BlackRock, Inc.	39	35,309
Blue Owl Capital Inc. - Class A	90	1,340
BOK Financial Corporation	8	827
Brighthouse Financial, Inc. (a)	22	1,116
Brightsphere Investment Group Inc.	12	313
Brown & Brown Inc.	63	4,445
Cadence Bank, N.A.	53	1,575
Capital One Financial Corporation	115	16,677
Cathay General Bancorp	20	874
Chubb Limited	116	22,487
Cincinnati Financial Corporation	41	4,649
CIT Group Inc.	27	1,391
Citigroup Inc.	536	32,361
Citizens Financial Group Inc.	115	5,448
CME Group Inc. - Class A	97	22,174
CNO Financial Group, Inc.	31	743
Cohen & Steers, Inc.	7	620
Columbia Banking System Inc.	22	732
Comerica Inc.	35	3,087
Commerce Bancshares Inc.	31	2,105
Community Bank System Inc.	15	1,090
Credit Acceptance Corp. (a) (b)	2	1,531
Cullen/Frost Bankers Inc.	15	1,933
CVB Financial Corp.	33	700
Discover Financial Services	79	9,178
East West Bancorp, Inc.	38	3,019
Eastern Bankshares, Inc.	46	925
Enstar Group Limited (a)	3	833
Equitable Holdings, Inc.	104	3,398
Erie Indemnity Company - Class A	7	1,307
Essent Group Ltd.	30	1,360
Evercore Inc. - Class A	10	1,424
Everest Re Group, Ltd.	11	2,890
FactSet Research Systems Inc.	10	4,917
Federated Investors, Inc. - Class B	26	979
Fidelity National Financial, Inc. - Class A	76	3,975
Fifth Third Bancorp	184	7,991
First American Financial Corporation	30	2,353
First Bancorp.	58	793
First Citizens BancShares, Inc. - Class A	2	1,601
First Financial Bancorp.	23	571
First Financial Bankshares, Inc.	34	1,747
First Hawaiian, Inc.	34	916
First Horizon National Corporation (b)	142	2,323
First Merchants Corporation	15	631
First Republic Bank	49	10,026
FirstCash Holdings, Inc. (a)	11	787
Flagstar Bancorp, Inc.	14	661
FNB Corp.	87	1,060
Focus Financial Partners Inc. - Class A (a)	14	845
Franklin Resources Inc.	76	2,548
Freedom Holding Corp. (a) (b)	4	308
Fulton Financial Corp.	46	790
Genworth Financial, Inc. - Class A (a)	150	607
Glacier Bancorp, Inc.	29	1,643
Globe Life Inc.	25	2,362
Goosehead Insurance, Inc. - Class A	5	661
Green Dot Corporation - Class A (a)	14	500
Hamilton Lane Inc. - Class A	10	1,019
Hancock Whitney Co.	24	1,181
Hanover Insurance Group Inc.	9	1,239
Hilltop Holdings Inc.	17	584
Hippo Holdings Inc. - Class A (a)	97	275
Home BancShares, Inc.	39	955
Houlihan Lokey Inc. - Class A	13	1,389
Huntington Bancshares Incorporated	398	6,141
Independence Holdings, LLC	30	1,522
Independent Bank Corp.	13	1,034
Independent Bank Group, Inc.	9	678
Interactive Brokers Group, Inc. - Class A	24	1,900
Intercontinental Exchange, Inc.	152	20,810
International Bancshares Corporation	14	605
Invesco Ltd.	91	2,104
Investors Bancorp, Inc.	58	875
Jackson Financial Inc. - Class A (c)	24	1,019
Janus Henderson Group PLC	45	1,877
Jefferies Financial Group Inc.	53	2,038
JPMorgan Chase & Co.	798	126,379
K.K.R. Co., Inc. - Class A	158	11,770
Kemper Corp.	16	969
KeyCorp	250	5,774
Kinsale Capital Group, Inc.	6	1,362
Lemonade, Inc. (a) (b)	12	489
LendingClub Corporation (a)	27	643
LendingTree, Inc. (a)	3	343
Lincoln National Corporation	46	3,172
Live Oak Bancshares, Inc.	8	702
Loews Corp.	54	3,129
LPL Financial Holdings Inc.	22	3,454
M&T Bank Corporation	35	5,365
Markel Corporation (a)	4	4,568
MarketAxess Holdings Inc.	10	4,213
Marsh & McLennan Companies, Inc.	136	23,701
Mercury General Corp.	7	361
MetLife, Inc.	193	12,066
MGIC Investment Corp.	91	1,308
Moelis & Company LLC - Class A	17	1,067
Moody's Corp.	44	17,060
Morgan Stanley	388	38,055
Morningstar Inc.	6	2,206
Mr. Cooper Group Inc. (a)	20	834
MSCI Inc. - Class A	22	13,654
NASDAQ Inc.	32	6,681
Navient Corporation	45	956
Nelnet, Inc. - Class A	5	536
New York Community Bancorp Inc. - Series A	126	1,538
NMI Holdings Inc. - Class A (a)	23	500
Northern Trust Corp.	56	6,716
Old National Bancorp	42	768
Old Republic International Corp.	76	1,879
Open Lending Corporation - Class A (a)	27	600
Pacific Premier Bancorp, Inc.	26	1,058
PacWest Bancorp	33	1,468
PennyMac Financial Services, Inc.	9	634
People's United Financial Inc.	113	2,019
Pinnacle Financial Partners, Inc.	21	1,966

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Popular Inc.	22	1,773
Primerica, Inc.	10	1,591
Principal Financial Group, Inc.	66	4,768
Progressive Corp.	157	16,144
Prosperity Bancshares Inc.	25	1,821
Prudential Financial Inc.	102	11,049
Radian Group Inc.	49	1,027
Raymond James Financial Inc.	50	5,003
Regions Financial Corporation	256	5,588
Reinsurance Group of America, Incorporated	18	1,979
RenaissanceRe Holdings Ltd	12	2,079
Renasant Corporation	16	600
RLI Corp.	11	1,191
Rocket Companies, Inc. - Class A (b)	36	501
Ryan Specialty Group Holdings, Inc. - Class A (a)	17	682
S&P Global Inc.	65	30,715
Sandy Spring Bancorp Inc.	11	543
SEI Investments Co.	29	1,742
Selective Insurance Group Inc.	17	1,366
SelectQuote, Inc. (a)	32	287
ServisFirst Bancshares, Inc.	13	1,145
Signature Bank	16	5,300
Silvergate Capital Corporation - Class A (a)	8	1,194
Simmons First National Corp. - Class A	31	902
SLM Corporation	81	1,602
SoFi Technologies, Inc. (a) (b)	172	2,725
South State Corp.	19	1,560
State Street Corporation	98	9,116
Sterling Bancorp	54	1,384
Stifel Financial Corp.	28	2,000
SVB Financial Group (a)	16	10,766
Synchrony Financial	149	6,891
Synovus Financial Corp.	40	1,926
T. Rowe Price Group, Inc.	61	11,957
Texas Capital Bancshares, Inc. (a)	13	779
TFS Financial Corporation	12	220
The Allstate Corporation	77	9,057
The Bank of New York Mellon Corporation (c)	205	11,926
The Blackstone Group Inc. - Class A	186	24,001
The Carlyle Group, Inc.	38	2,066
The Charles Schwab Corporation	406	34,145
The Goldman Sachs Group, Inc.	92	35,070
The Hartford Financial Services Group, Inc.	91	6,302
The PNC Financial Services Group, Inc.	114	22,887
The Travelers Companies, Inc.	66	10,397
TowneBank	18	557
Tradeweb Markets Inc. - Class A	28	2,847
Triumph Bancorp, Inc. (a)	6	746
Truist Financial Corporation	361	21,107
Trupanion Inc. (a)	10	1,271
U.S. Bancorp	364	20,469
UMB Financial Corp.	12	1,263
Umpqua Holdings Corp.	56	1,077
United Bankshares Inc.	37	1,336
United Community Banks, Inc.	24	879
Unum Group	55	1,346
Upstart Holdings, Inc. (a)	13	1,994
Valley National Bancorp	109	1,503
Virtu Financial Inc. - Class A	22	645
Virtus Partners, Inc.	2	543
Voya Financial, Inc.	30	1,995
W. R. Berkley Corporation	37	3,044
Walker & Dunlop, Inc.	8	1,179
Washington Federal Inc.	17	552
Webster Financial Corp.	25	1,393
Wells Fargo & Company	1,077	51,665
WesBanco Inc.	17	602
Western Alliance Bancorp	28	3,029
White Mountains Insurance Group Ltd	1	803
Willis Towers Watson Public Limited Company	33	7,946
Wintrust Financial Corporation	16	1,442
WSFS Financial Corp.	16	805
Zions Bancorp	42	2,650
		1,399,107
Information Technology 14.9%
ADS Alliance Data Systems, Inc.	14	906
Marathon Digital Holdings, Inc. (a) (b)	28	904
MasterCard Incorporated - Class A	234	84,180
Paypal Holdings, Inc. (a)	317	59,837
The Western Union Company	110	1,960
Visa Inc. - Class A	453	98,146
		245,933
Health Care 0.0%
Corvel Corp. (a)	2	510
Total Common Stocks (cost $1,254,425)		1,645,550
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (c) (d)	18,509	18,509
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	1,111	1,111
Total Short Term Investments (cost $19,620)		19,620
Total Investments 100.8% (cost $1,274,045)		1,665,170
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.8)%		(12,895)
Total Net Assets 100.0%		1,652,259

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Mellon Financial Sector Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd - Class A	1,519	375	340	—	49	1,360	2,963	0.2
Jackson Financial Inc. - Class A	—	920	—	—	—	99	1,019	0.1
The Bank of New York Mellon Corporation	9,429	2,170	3,039	278	294	3,072	11,926	0.7
	10,948	3,465	3,379	278	343	4,531	15,908	1.0

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	108	March 2022	12,932	(16)	41

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,645,550	—	—	1,645,550
Short Term Investments	19,620	—	—	19,620
	1,665,170	—	—	1,665,170
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	41	—	—	41
	41	—	—	41

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.7%
Health Care 99.1%
10X Genomics, Inc. (a)	62	9,296
1Life Healthcare, Inc. (a)	119	2,082
Abbott Laboratories	1,217	171,319
AbbVie Inc.	1,217	164,739
ABIOMED, Inc. (a)	32	11,328
Acadia Healthcare Company, Inc. (a)	61	3,712
ACADIA Pharmaceuticals Inc. (a)	83	1,939
Accolade Inc. (a)	38	1,014
AdaptHealth, LLC - Class A (a)	63	1,546
Adaptive Biotechnologies Corporation (a)	75	2,091
Agilent Technologies, Inc.	208	33,290
Agiliti, Inc. (a) (b)	19	447
Agilon Health Management, Inc. (a)	31	828
Agios Pharmaceuticals, Inc. (a)	41	1,338
Alexo Therapeutics Inc. (a)	14	305
Align Technology, Inc. (a)	50	33,100
Alignment Healthcare, Inc. (a)	19	268
Alkermes Public Limited Company (a)	114	2,650
Allakos Inc. (a)	24	238
Allogene Therapeutics, Inc. (a)	47	706
Alnylam Pharmaceuticals, Inc. (a)	83	14,053
Amedisys, Inc. (a)	23	3,711
AmerisourceBergen Corporation	102	13,623
Amgen Inc.	388	87,235
Amicus Therapeutics, Inc. (a)	168	1,936
AMN Healthcare Services, Inc. (a)	33	4,022
Anthem, Inc.	167	77,489
Apellis Pharmaceuticals, Inc. (a)	55	2,622
Apollo Medical Holdings, Inc. (a) (b)	26	1,923
Arcus Biosciences, Inc. (a)	30	1,216
Arena Pharmaceuticals, Inc. (a)	43	4,012
Arrowhead Pharmaceuticals Inc (a)	71	4,707
Arvinas Operations, Inc. (a)	30	2,439
AtriCure, Inc. (a)	31	2,145
Axonics Modulation Technologies, Inc. (a)	32	1,769
Baxter International Inc.	345	29,607
Beam Therapeutics Inc. (a)	30	2,388
Becton, Dickinson and Company	198	49,809
BioCryst Pharmaceuticals, Inc. (a)	125	1,731
Biogen Inc. (a)	101	24,276
Biohaven Pharmaceutical Holding Company Ltd. (a)	40	5,534
BioMarin Pharmaceutical Inc. (a)	127	11,180
Bio-Rad Laboratories, Inc. - Class A (a)	15	11,331
Bio-Techne Corporation	27	14,072
Blueprint Medicines Corporation (a)	40	4,272
Boston Scientific Corporation (a)	982	41,708
Bridgebio Pharma, Inc. (a) (b)	76	1,261
Bristol-Myers Squibb Company	1,529	95,317
Bruker Corp.	70	5,843
Cardinal Health, Inc.	194	9,985
Caredx, Inc. (a)	37	1,686
Catalent Inc. (a)	117	15,001
Centene Corporation (a)	402	33,140
Cerevel Therapeutics Holdings, Inc. - Class A (a)	39	1,269
Cerner Corp.	203	18,877
Certara, Inc. (a)	71	2,024
Change Healthcare Inc. (a)	171	3,658
Charles River Laboratories International Inc. (a)	34	12,995
Chemed Corporation	11	5,574
ChemoCentryx, Inc. (a)	36	1,306
Cigna Holding Company	228	52,415
Conmed Corp.	21	2,936
Cooper Cos. Inc.	34	14,142
Corcept Therapeutics Inc. (a) (b)	76	1,505
Covetrus, Inc. (a)	72	1,439
CRISPR Therapeutics AG (a)	49	3,678
CVS Health Corporation	910	93,877
Cytek Biosciences, Inc. (a)	11	186
Cytokinetics, Incorporated (a)	58	2,644
Danaher Corporation	438	144,115
DaVita Inc. (a)	45	5,089
Definitive Healthcare Corp. - Class A (a)	20	534
Denali Therapeutics Inc. (a)	64	2,850
Dentsply Sirona Inc.	152	8,474
DexCom Inc. (a)	67	35,919
Doximity, Inc. - Class A (a)	34	1,700
Editas Medicine, Inc. (a)	48	1,280
Edwards Lifesciences Corporation (a)	430	55,691
Elanco Animal Health (a)	329	9,331
Eli Lilly & Co.	547	150,981
Emergent BioSolutions Inc. (a)	32	1,409
Encompass Health Corporation	69	4,534
Envista Holdings Corporation (a)	112	5,053
Erasca, Inc. (a) (b)	15	239
Evolent Health, Inc. - Class A (a)	56	1,550
Exact Sciences Corporation (a)	118	9,162
Exelixis, Inc. (a)	215	3,930
Fate Therapeutics, Inc. (a)	57	3,337
Fulgent Genetics, Inc. (a) (b)	13	1,333
Gilead Sciences, Inc.	862	62,618
Glaukos Corp. (a)	33	1,456
Global Blood Therapeutics, Inc. (a)	40	1,162
Globus Medical Inc. - Class A (a)	53	3,849
Guardant Health, Inc. (a)	70	6,986
Haemonetics Corp. (a)	36	1,899
Halozyme Therapeutics, Inc. (a)	99	3,965
HCA Healthcare, Inc.	165	42,377
Health Catalyst, Inc. (a)	35	1,373
HealthEquity, Inc. (a)	57	2,510
Henry Schein Inc. (a)	94	7,310
Heska Corporation (a)	7	1,342
Hologic Inc. (a)	174	13,294
Horizon Therapeutics Public Limited Company (a)	155	16,752
Humana Inc.	88	40,976
ICU Medical, Inc. (a)	14	3,338
IDEXX Laboratories, Inc. (a)	58	38,393
Illumina, Inc. (a)	108	40,963
Immunitybio, Inc. (a) (b)	49	298
Inari Medical, Inc. (a)	21	1,945
Incyte Corporation (a)	129	9,504
Insmed Inc. (a)	80	2,179
Inspire Medical Systems Inc. (a)	19	4,363
Instil Bio, Inc. (a) (b)	12	205
Insulet Corporation (a)	47	12,629
Integer Holdings Corporation (a)	24	2,018
Integra LifeSciences Holdings Corp. (a)	50	3,380
Intellia Therapeutics, Inc. (a)	48	5,734
Intra-Cellular Therapies, Inc. (a)	51	2,667
Intuitive Surgical, Inc. (a)	246	88,401
Invitae Corporation (a) (b)	138	2,112
Ionis Pharmaceuticals Inc. (a)	97	2,942
Iovance Biotherapeutics Inc. (a)	94	1,793
IQVIA Inc. (a)	131	37,088
iRhythm Technologies Inc. (a)	21	2,455
Jazz Pharmaceuticals Public Limited Company (a)	42	5,345
Johnson & Johnson	1,812	310,009
Karuna Therapeutics, Inc. (a)	15	1,978
Kodiak Sciences, Inc. (a)	23	1,926
Kymera Therapeutics, Inc. (a)	25	1,558
Laboratory Corporation of America Holdings (a)	66	20,703
LHC Group, Inc. (a)	22	3,028
Lifestance Health Group, Inc. (a) (b)	28	271
Ligand Pharmaceuticals Incorporated (a)	11	1,705
LivaNova PLC (a)	37	3,222
Maravai LifeSciences Holdings, Inc. - Class A (a)	76	3,174
Masimo Corp. (a)	35	10,307
McKesson Corporation	105	26,131
Mednax, Inc. (a)	57	1,550
Medpace Holdings, Inc. (a)	20	4,286
Medtronic Public Limited Company	927	95,870
Merck & Co., Inc.	1,740	133,324
Merit Medical Systems Inc. (a)	35	2,185
Mettler-Toledo International Inc. (a)	16	26,826
Mirati Therapeutics, Inc. (a)	34	5,012
Moderna, Inc. (a)	243	61,703
Molina Healthcare, Inc. (a)	40	12,723

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Multiplan Corporation - Class A (a) (b)	170	755
Myriad Genetics, Inc. (a)	51	1,408
NanoString Technologies, Inc. (a)	33	1,392
Natera, Inc. (a)	60	5,644
Nektar Therapeutics (a)	129	1,749
Neogen Corp. (a)	76	3,460
Neogenomics Laboratories, Inc. (a)	84	2,855
Neurocrine Biosciences, Inc. (a)	66	5,625
Nevro Corp. (a)	25	2,008
Novavax, Inc. (a)	52	7,375
Novocure Limited (a)	62	4,642
NuVasive Inc. (a)	37	1,929
Oak Street Health MSO, LLC (a) (b)	96	3,192
Ocugen, Inc. (a) (b)	132	603
Omnicell, Inc. (a)	30	5,426
OPKO Health, Inc. (a) (b)	286	1,373
Option Care Health, Inc. (a)	97	2,759
Organon & Co.	175	5,320
Ortho Clinical Diagnostics Holdings PLC (a)	78	1,664
Oscar Health, Inc. - Class A (a) (b)	26	201
Outset Medical, Inc. (a)	27	1,257
Owens & Minor Inc.	51	2,199
Pacific Biosciences of California, Inc. (a)	153	3,123
Pacira Biosciences, Inc. (a)	31	1,888
Patterson Cos. Inc.	58	1,696
Penumbra, Inc. (a)	24	6,860
PerkinElmer Inc.	87	17,515
Perrigo Company Public Limited Company	93	3,618
Pfizer Inc.	3,865	228,244
Phreesia, Inc. (a)	35	1,440
Premier Healthcare Solutions, Inc. - Class A	83	3,426
Prestige Consumer Healthcare Inc. (a)	36	2,164
Privia Health Group Inc. (a)	23	591
Progyny, Inc. (a)	47	2,353
Prothena Corporation Public Limited Company (a)	25	1,240
PTC Therapeutics, Inc. (a)	50	2,004
Quest Diagnostics Incorporated	84	14,543
Quidel Corporation (a)	26	3,561
R1 RCM Inc. (a)	90	2,291
Reata Pharmaceuticals, Inc. - Class A (a) (b)	19	502
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	17	289
Regeneron Pharmaceuticals, Inc. (a)	73	45,997
Relay Therapeutics, Inc. (a)	52	1,592
Repligen Corporation (a)	36	9,411
ResMed Inc.	100	26,147
Revolution Medicines, Inc. (a)	42	1,070
Royalty Pharma PLC - Class A	244	9,737
Sage Therapeutics Inc. (a)	37	1,564
Sana Biotechnology, Inc. (a) (b)	55	857
Sarepta Therapeutics, Inc. (a)	60	5,409
Schrodinger, Inc. (a)	32	1,118
Seagen Inc. (a)	92	14,258
Seer, Inc. - Class A (a) (b)	24	539
Select Medical Holdings Corporation	74	2,176
Sharecare Operating Company, Inc. - Class A (a) (b)	199	893
Shockwave Medical, Inc. (a)	24	4,339
Signify Health, Inc. - Class A (a) (b)	16	227
Sotera Health LLC (a)	68	1,595
Springworks Therapeutics, Inc. (a)	18	1,126
Staar Surgical Co. (a)	33	3,042
Steris Limited	69	16,871
Stryker Corporation	231	61,729
Symbion, Inc. (a)	25	1,310
Syneos Health, Inc. - Class A (a)	71	7,299
Tandem Diabetes Care Inc. (a)	44	6,597
Teladoc Health, Inc. (a) (b)	110	10,072
Teleflex Incorporated	33	10,684
Tenet Healthcare Corporation (a)	74	6,081
TG Biologics, Inc. (a)	92	1,744
The Ensign Group, Inc.	37	3,089
Thermo Fisher Scientific Inc.	271	180,972
Tilray, Inc. (a)	310	2,177
Turning Point Therapeutics, Inc. (a)	34	1,627
Twist Bioscience Corporation (a)	34	2,613
Ultragenyx Pharmaceutical Inc. (a)	47	3,953
United Therapeutics Corporation (a)	31	6,702
UnitedHealth Group Incorporated	649	325,654
Universal Health Services Inc. - Class B	50	6,506
Veeva Systems Inc. - Class A (a)	95	24,350
Veracyte, Inc. (a)	48	1,975
Vericel Corporation (a)	31	1,204
Vertex Pharmaceuticals Incorporated (a)	175	38,442
Verve Therapeutics, Inc. (a) (b)	10	384
Viatris, Inc.	828	11,203
VIR Biotechnology, Inc. (a)	51	2,118
Waters Corp. (a)	42	15,723
West Pharmaceutical Services Inc.	51	23,922
Xencor, Inc. (a)	41	1,663
Zeno Pharmaceuticals, Inc. (a)	25	2,078
Zimmer Biomet Holdings, Inc.	144	18,292
Zoetis Inc. - Class A	326	79,554
		4,259,296
Consumer Staples 0.6%
Walgreens Boots Alliance, Inc.	495	25,826
Consumer Discretionary 0.0%
Warby Parker Inc. - Class A (a) (b)	8	367
Total Common Stocks (cost $2,366,994)		4,285,489
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (b) (c)	45	77
Total Rights (cost $0)		77
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (d) (e)	7,079	7,079
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	6,187	6,187
Total Short Term Investments (cost $13,266)		13,266
Total Investments 100.0% (cost $2,380,260)		4,298,832
Other Derivative Instruments (0.0)%		(40)
Other Assets and Liabilities, Net 0.0%		1,205
Total Net Assets 100.0%		4,299,997

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	68	March 2022	9,235	(40)	438

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	4,285,489	—	—	4,285,489
Rights	—	—	77	77
Short Term Investments	13,266	—	—	13,266
	4,298,755	—	77	4,298,832
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	438	—	—	438
	438	—	—	438

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.4%
Industrials 92.4%
3M Company	34	6,071
AAON, Inc.	2	191
ABM Industries Incorporated	4	162
Acuity Brands, Inc.	2	439
ADT, Inc.	9	72
Advanced Drainage Systems, Inc.	3	458
AECOM	8	653
Aerojet Rocketdyne Holdings, Inc.	4	203
AeroVironment, Inc. (a)	1	80
AGCO Corporation	4	426
Air Lease Corporation - Class A	6	277
Alaska Air Group, Inc. (a)	7	381
Allegiant Travel Company (a)	1	173
Allegion Public Limited Company	5	710
Altra Industrial Motion Corp.	4	196
AMERCO	1	418
Ameresco, Inc. - Class A (a)	2	150
American Airlines Group Inc. (a) (b)	38	688
AMETEK, Inc.	14	2,017
AO Smith Corp.	8	680
APi Group Corporation (a)	12	303
Applied Industrial Technologies, Inc.	2	234
Arcosa, Inc.	3	149
Armstrong World Industries, Inc.	3	325
ASGN Incorporated (a)	3	381
Atkore International Group Inc. (a)	3	305
Avis Budget Group, Inc. (a)	2	496
Axone Intelligence Inc. (a)	4	609
Barnes Group Inc.	3	124
Beacon Roofing Supply, Inc. (a)	3	186
Bloom Energy Corporation - Class A (a)	9	190
Brady Corp. - Class A	3	154
Brink's Co.	3	187
Builders FirstSource, Inc. (a)	11	977
BWXT Government Group, Inc.	6	270
C.H. Robinson Worldwide, Inc.	8	833
Carlisle Cos. Inc.	3	772
Carrier Global Corporation	51	2,788
Casella Waste Systems Inc. - Class A (a)	3	251
Caterpillar Inc.	32	6,633
Chart Industries, Inc. (a)	2	333
Cintas Corp.	5	2,314
Clean Harbors Inc. (a)	3	295
Colfax Corp. (a)	8	368
Comfort Systems USA Inc.	2	216
Copart Inc. (a)	13	1,915
Core & Main, Inc. - Class A (a)	2	64
Crane Co.	3	305
CSX Corp.	132	4,947
Cummins Inc.	8	1,851
Curtiss-Wright Corp.	2	320
Deere & Company	17	5,739
Delta Air Lines, Inc. (a)	38	1,486
Donaldson Co. Inc.	7	432
Dover Corporation	9	1,553
Dycom Industries, Inc. (a)	2	169
Eaton Corporation Public Limited Company	24	4,086
Elance, Inc. (a)	7	242
EMCOR Group, Inc.	3	403
Emerson Electric Co.	35	3,297
Encore Wire Corp.	1	172
EnerSys	2	192
Enovix Operations Inc. (a) (b)	6	158
Equifax Inc.	7	2,117
ESS Tech, Inc. (a) (b)	3	35
Evoqua Water Technologies Corp. (a)	7	333
Expeditors International of Washington Inc.	10	1,344
Exponent, Inc.	3	358
Fastenal Co.	34	2,185
Federal Signal Corporation	4	155
FedEx Corporation	14	3,749
First Advantage Corporation (a)	2	46
Flowserve Corporation	8	233
Fluor Corp. (a)	8	208
Forward Air Corp.	2	194
Franklin Electric Co. Inc.	2	213
Frontier Group Holdings, Inc. (a)	2	24
FTI Consulting Inc. (a)	2	316
FuelCell Energy, Inc. (a) (b)	22	114
Gates Industrial Corporation PLC (a)	6	97
GATX Corporation	2	223
Generac Holdings Inc. (a)	4	1,317
General Dynamics Corporation	14	2,866
General Electric Company	65	6,153
Gibraltar Industries Inc. (a)	2	128
Graco Inc.	10	810
GrafTech International Ltd.	12	144
GXO Logistics Inc. (a)	6	534
HEICO Corp.	2	354
HEICO Corp. - Class A	4	570
Helios Technologies, Inc.	2	208
Herc Holdings Inc.	1	234
Hexcel Corp. (a)	5	255
Hillenbrand Inc.	4	220
Honeywell International Inc.	41	8,514
Howmet Aerospace Inc.	23	722
HUB Group Inc. - Class A (a)	2	166
Hubbell Inc.	3	675
Huntington Ingalls Industries Inc.	2	446
IAA Spinco Inc. (a)	8	406
IDEX Corporation	5	1,073
IHS Markit Ltd.	24	3,144
Illinois Tool Works Inc.	17	4,185
Ingersoll Rand Inc.	24	1,503
Insperity, Inc.	2	252
ITT Industries Holdings, Inc.	5	517
Jacobs Engineering Group Inc.	8	1,071
JB Hunt Transport Services Inc.	5	1,021
JELD-WEN Holding, Inc. (a)	6	146
JetBlue Airways Corporation (a)	19	266
Joby Aviation, Inc. - Class A (a) (b)	16	116
John Bean Technologies Corp.	2	286
Johnson Controls International Public Limited Company	42	3,417
Kadant Inc.	1	156
Kennametal Inc.	5	175
Kirby Corp. (a)	4	210
Knight-Swift Transportation Holdings Inc. - Class A	10	601
Korn Ferry	3	243
Kratos Defense & Security Solutions, Inc. (a)	7	142
L3Harris Technologies, Inc.	12	2,481
Landstar System Inc.	2	407
Lennox International Inc.	2	648
Lincoln Electric Holdings Inc.	4	492
Lockheed Martin Corporation	15	5,174
ManpowerGroup Inc.	3	311
Masco Corporation	14	1,017
Masonite International Corporation (a)	1	162
MasTec Inc. (a)	3	318
Matson Intermodal - Paragon, Inc.	2	225
Mercury Systems Inc. (a)	3	184
Microvast Holdings, Inc. (a) (b)	14	80
Middleby Corp. (a)	3	651
Moog Inc. - Class A	2	147
MSA Safety Inc.	2	331
MSC Industrial Direct Co. - Class A	3	239
Mueller Industries Inc.	3	208
Mueller Water Products Inc. - Class A	10	138
Nielsen Holdings plc	21	435
Nordson Corp.	3	816
Norfolk Southern Corporation	14	4,297
Northrop Grumman Systems Corp.	9	3,421
Nvent Electric Public Limited Company	10	379
Old Dominion Freight Line Inc.	5	1,979
Oshkosh Corp.	4	461
Otis Worldwide Corporation	25	2,194

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Owens Corning Inc.	6	535
PACCAR Inc.	21	1,817
Parker-Hannifin Corporation	8	2,436
Parsons Corporation (a)	2	58
Pentair Public Limited Company	10	717
Plug Power Inc. (a)	31	869
Quanta Services, Inc.	8	973
Raytheon BBN Technologies Corp.	89	7,641
RBC Bearings Incorporated (a)	2	337
Regal-Beloit Corp.	4	684
Republic Services Inc.	12	1,729
Resideo Technologies, Inc. (a)	8	221
Robert Half International Inc.	7	736
Rocket Lab USA, Inc. - Class A (a) (b)	9	105
Rockwell Automation Inc.	7	2,400
Roper Technologies, Inc.	6	3,078
Ryder System, Inc.	3	262
Saia, Inc. (a)	2	528
Schneider National, Inc. - Class B	2	52
Simpson Manufacturing Co. Inc.	3	355
SiteOne Landscape Supply, Inc. (a)	3	646
SkyWest Inc. (a)	3	115
Snap-On Inc.	3	689
Southwest Airlines Co. (a)	35	1,501
Spirit Aerosystems Holdings Inc. - Class A	6	275
Spirit Airlines, Inc. (a)	7	143
SPX Corp. (a)	3	159
SPX Flow, Inc.	3	219
Stanley Black & Decker, Inc.	10	1,823
Stericycle Inc. (a)	6	331
Terex Corp.	4	185
Tetra Tech, Inc.	3	545
Textron Inc.	13	1,012
The Boeing Company (a)	33	6,597
Timken Co.	4	282
Toro Co.	6	626
Trane Technologies Public Limited Company	14	2,847
TransDigm Group Inc. (a)	3	1,976
TransUnion	11	1,351
Trex Company, Inc. (a)	7	921
TriNet Group Inc. (a)	2	225
Trinity Industries Inc.	5	143
Triton Container International Limited	4	238
Tusimple Holdings Inc. - Class A (a) (b)	2	74
UniFirst Corp.	1	192
Union Pacific Corporation	38	9,607
United Airlines Holdings, Inc. (a)	19	844
United Parcel Service Inc. - Class B	43	9,270
United Rentals Inc. (a)	4	1,427
Valmont Industries Inc.	1	312
Verisk Analytics, Inc.	10	2,186
Vertiv Holdings, LLC - Class A	18	444
Virgin Galactic Holdings, Inc. - Class A (a) (b)	10	140
W. W. Grainger, Inc.	3	1,332
Wabtec Corp.	11	1,016
Waste Management, Inc.	23	3,808
Watsco Inc.	2	612
Watts Water Technologies Inc. - Class A	2	321
Welbilt Inc. (a)	8	186
Werner Enterprises Inc.	4	170
WESCO International, Inc. (a)	3	350
WillScot Mobile Mini Holdings Corp. - Class A (a)	13	544
Woodward Governor Co.	4	413
XPO Logistics, Inc. (a)	6	454
Xylem Inc.	11	1,277
		227,215
Information Technology 5.3%
Advanced Energy Industries, Inc.	2	200
Automatic Data Processing, Inc.	25	6,163
Badger Meter, Inc.	2	189
Belden Inc.	3	174
Booz Allen Hamilton Holding Corporation - Class A	8	679
Global Payments Inc.	17	2,324
KBR, Inc.	8	394
MAXIMUS Inc.	4	287
Paychex Inc.	19	2,595
Verra Mobility Corporation - Class A (a)	8	122
		13,127
Materials 0.7%
Arconic Corporation (a)	6	206
Avery Dennison Corporation	5	1,059
Louisiana-Pacific Corp.	5	408
Worthington Industries Inc.	2	102
		1,775
Consumer Discretionary 0.5%
Hayward Holdings, Inc. (a) (b)	2	64
Installed Building Products, Inc.	1	197
PROG Holdings, Inc.	4	176
Rent-A-Center, Inc.	4	173
TopBuild Corp. (a)	2	540
Xometry, Inc. - Class A (a) (b)	—	22
		1,172
Utilities 0.2%
MDU Resources Group Inc.	12	370
Communication Services 0.1%
Azek Company Inc - Class A (a)	7	314
Ziprecruiter, Inc. - Class A (a)	1	17
		331
Consumer Staples 0.1%
Energizer Holdings, Inc. (b)	4	146
Seaboard Corp.	—	59
		205
Health Care 0.1%
Cryoport, Inc. (a) (b)	3	162
Total Common Stocks (cost $214,420)		244,357
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	1,264	1,264
Investment Companies 0.5%
JNL Government Money Market Fund, 0.01% (c) (d)	1,133	1,133
Total Short Term Investments (cost $2,397)		2,397
Total Investments 100.4% (cost $216,817)		246,754
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.4)%		(903)
Total Net Assets 100.0%		245,857

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	13	March 2022	1,374	6	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	244,357	—	—	244,357
Short Term Investments	2,397	—	—	2,397
	246,754	—	—	246,754
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10	—	—	10
	10	—	—	10

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 97.6%
3D Systems Corporation (a)	66	1,415
8x8, Inc. (a)	58	980
Accenture Public Limited Company - Class A	322	133,446
ACI Worldwide, Inc. (a)	53	1,840
Adobe Inc. (a)	242	137,436
Advanced Micro Devices, Inc. (a)	615	88,530
Affirm Holdings, Inc. - Class A (a)	75	7,497
Akamai Technologies, Inc. (a)	83	9,719
Alarm.Com Holdings, Inc. (a)	23	1,917
Allegro Microsystems Inc. (a)	29	1,051
Altair Engineering Inc. - Class A (a)	26	2,013
Alteryx, Inc. - Class A (a)	29	1,766
Ambarella Inc. (a)	17	3,439
Amkor Technology, Inc.	50	1,242
Amphenol Corporation - Class A	304	26,620
Amplitude Inc. - Class A (a)	12	614
Analog Devices, Inc.	274	48,145
Anaplan, Inc. (a)	75	3,435
ANSYS, Inc. (a)	45	17,887
AppFolio, Inc. - Class A (a)	10	1,207
Appian Corporation - Class A (a) (b)	20	1,307
Apple Inc.	6,772	1,202,459
Applied Materials, Inc.	460	72,435
AppLovin Corporation - Class A (a) (b)	14	1,317
Arista Networks, Inc. (a)	114	16,345
Arrow Electronics, Inc. (a)	36	4,787
Asana, Inc. - Class A (a)	41	3,076
Aspen Technology, Inc. (a)	34	5,112
Autodesk, Inc. (a)	112	31,502
Avalara, Inc. (a)	44	5,736
Avidxchange Holdings, Inc. (a) (b)	13	196
Avnet, Inc.	51	2,109
Bentley Systems, Incorporated - Class B	94	4,555
Bigcommerce Holdings, Inc. - Series 1 (a) (b)	30	1,078
Bill.Com Holdings Inc. (a)	47	11,591
Black Knight, Inc. (a)	80	6,598
Blackbaud, Inc. (a)	21	1,674
Blackline, Inc. (a)	27	2,837
Box, Inc. - Class A (a)	78	2,046
Broadcom Inc.	210	139,578
Broadridge Financial Solutions, Inc.	60	10,875
Brooks Automation Inc.	38	3,923
C3.ai, Inc. - Class A (a) (b)	36	1,128
CACI International Inc. - Class A (a)	12	3,108
Cadence Design Systems Inc. (a)	141	26,360
Calix, Inc. (a)	28	2,245
CDK Global, Inc.	59	2,467
CDW Corp.	69	14,062
Ceridian HCM Holding Inc. (a)	70	7,272
Ciena Corp. (a)	79	6,099
Cirrus Logic Inc. (a)	30	2,727
Cisco Systems, Inc.	2,149	136,180
Citrix Systems Inc.	64	6,031
Clear Secure, Inc. - Class A (a) (b)	7	215
Cloudflare, Inc. - Class A (a)	139	18,278
CMC Materials Inc.	14	2,697
Cognex Corp.	91	7,046
Cognizant Technology Solutions Corp. - Class A	268	23,739
Coherent Inc. (a)	13	3,352
CommScope Holding Company, Inc. (a)	103	1,141
CommVault Systems Inc. (a)	24	1,630
Concentrix Solutions Corporation	22	3,928
Corning Incorporated	392	14,600
Corsair Gaming, Inc. (a) (b)	13	269
Coupa Software Incorporated (a)	38	5,971
CrowdStrike Holdings, Inc. - Class A (a)	105	21,419
CS Disco, Inc. (a)	6	232
Datadog, Inc. - Class A (a)	131	23,294
Datto Holding Corp. (a)	12	303
Dell Technology Inc. - Class C (a)	148	8,338
Digital Turbine USA, Inc. (a)	45	2,745
DigitalOcean Holdings, Inc. (a)	9	720
Diodes Inc. (a)	23	2,534
DocuSign, Inc. (a)	100	15,267
Dolby Laboratories, Inc. - Class A	33	3,187
Domo Inc. - Class B (a)	15	735
DoubleVerify Holdings, Inc. (a)	11	379
Dropbox, Inc. - Class A (a)	145	3,551
Duck Creek Technologies, Inc. (a)	39	1,173
DXC Technology Company (a)	129	4,162
Dynatrace Holdings LLC (a)	101	6,081
E2Open Parent Holdings, Inc. - Class A (a) (b)	90	1,018
Elastic NV (a)	37	4,515
Enphase Energy, Inc. (a)	68	12,470
Entegris, Inc.	69	9,587
Envestnet, Inc. (a)	25	1,975
EPAM Systems, Inc. (a)	29	19,354
Euronet Worldwide Inc. (a)	27	3,265
Everbridge, Inc. (a)	20	1,322
EVERTEC, Inc.	31	1,541
ExlService Holdings Inc. (a)	17	2,518
F5 Networks, Inc. (a)	31	7,542
Fabrinet (a)	19	2,248
Fair Isaac Corporation (a)	14	5,916
Fastly, Inc. - Class A (a) (b)	55	1,941
Fidelity National Information Services, Inc.	310	33,885
First Solar, Inc. (a)	51	4,400
Fiserv, Inc. (a)	303	31,428
Five9 Inc. (a)	35	4,783
FleetCor Technologies Inc. (a)	41	9,133
Flex Ltd. (a)	235	4,303
Flywire Corporation (a) (b)	6	212
FormFactor Inc. (a)	40	1,829
Fortinet, Inc. (a)	69	24,817
Gartner Inc. (a)	42	14,034
Genpact Limited	88	4,679
GoDaddy Inc. - Class A (a)	83	7,061
Guidewire Software, Inc. (a)	43	4,847
Hewlett Packard Enterprise Company	670	10,566
HP Inc.	586	22,092
HubSpot Inc. (a)	23	15,078
II-VI Incorporated (a) (b)	54	3,717
Informatica Inc. - Class A (a)	15	566
Insight Enterprises, Inc. (a)	18	1,906
Intel Corporation	2,072	106,720
International Business Machines Corporation	457	61,098
Intuit Inc.	144	92,812
IONQ, Inc. (a) (b)	58	972
IPG Photonics Corporation (a)	19	3,182
Itron Inc. (a)	23	1,561
Jabil Inc.	73	5,169
Jack Henry & Associates Inc.	38	6,337
JAMF Holding Corp. (a) (b)	28	1,073
JFROG Ltd (a)	24	698
Juniper Networks, Inc.	167	5,952
Keysight Technologies, Inc. (a)	94	19,313
KLA-Tencor Corp.	77	33,241
Kulicke & Soffa Industries Inc.	32	1,934
Lam Research Corp.	72	51,616
Lattice Semiconductor Corp. (a)	70	5,409
Leidos Holdings Inc.	72	6,384
Littelfuse Inc.	13	3,973
LivePerson, Inc. (a)	34	1,214
Liveramp, Inc. (a)	29	1,406
Lumentum Holdings Inc. (a)	37	3,928
MACOM Technology Solutions Holdings, Inc. (a)	26	1,998
Mandiant, Inc. (a)	123	2,153
Manhattan Associates Inc. (a)	30	4,687
Mantech International Corp. - Class A	14	1,022
Marqeta, Inc. - Class A (a)	119	2,046
Marvell Technology, Inc.	420	36,730
Matterport Operating, LLC - Class A (a) (b)	94	1,942
MaxLinear, Inc. (a)	36	2,738
McAfee Corp. - Class A	39	994
Microchip Technology Incorporated	283	24,664
Micron Technology, Inc.	570	53,111
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Microsoft Corporation	3,280	1,103,203
MicroStrategy Inc. - Class A (a) (b)	4	2,335
Mimecast Uk Limited (a)	32	2,521
MKS Instruments, Inc.	28	4,951
Momentive Global Inc. (a)	67	1,419
MongoDB, Inc. - Class A (a)	34	17,863
Monolithic Power Systems Inc.	22	10,910
Motorola Solutions Inc.	86	23,336
N-Able, Inc. (a)	35	387
National Instruments Corp.	68	2,952
nCino, Inc. (a)	29	1,596
NCR Corporation (a)	61	2,442
NetApp, Inc.	114	10,509
New Relic, Inc. (a)	30	3,305
NortonLifelock Inc.	297	7,721
Novantas Inc. (a)	18	3,231
Nuance Communications, Inc. (a)	146	8,065
Nutanix, Inc. - Class A (a)	108	3,449
NVIDIA Corporation	1,274	374,558
NXP Semiconductors N.V.	136	30,865
Okta, Inc. - Class A (a)	75	16,886
On Semiconductor Corporation (a)	220	14,936
Onto Innovation Inc. (a)	25	2,579
Oracle Corporation	822	71,654
Pagerduty, Inc. (a)	39	1,369
Palantir Technologies Inc. - Class A (a)	811	14,767
Palo Alto Networks, Inc. (a)	50	27,788
Paycom Software, Inc. (a)	25	10,197
PAYCOR HCM, Inc. (a)	16	464
Paylocity Holding Corporation (a)	20	4,779
Payoneer Global Inc. (a)	99	728
Pegasystems Inc.	21	2,367
Perficient, Inc. (a)	17	2,183
Ping Identity Holding Corp. (a)	31	706
Plexus Corp. (a)	15	1,421
Power Integrations Inc.	27	2,527
PTC Inc. (a)	54	6,560
Pure Storage, Inc. - Class A (a)	137	4,463
Q2 Holdings, Inc. (a)	29	2,313
Qorvo, Inc. (a)	57	8,835
Qualcomm Incorporated	571	104,349
Qualtrics International Inc. - Class A (a)	48	1,715
Qualys, Inc. (a)	17	2,359
Rackspace Technology, Inc. (a)	29	396
Rambus Inc. (a)	56	1,647
Rapid7, Inc. (a)	29	3,402
RingCentral, Inc. - Class A (a)	42	7,853
Riot Blockchain, Inc. (a) (b)	43	950
Rogers Corp. (a)	10	2,625
Sabre Corporation (a)	163	1,403
SailPoint Technologies Holdings, Inc. (a)	47	2,274
Salesforce.Com, Inc. (a)	499	126,731
Sanmina Corp. (a)	33	1,365
Science Applications International Corp.	30	2,491
Seagate Technology Holdings Public Limited Company	105	11,810
Semtech Corp. (a)	30	2,622
SentinelOne, Inc. - Class A (a)	21	1,079
ServiceNow, Inc. (a)	101	65,829
Shift4 Payments, LLC - Class A (a)	25	1,440
Silicon Laboratories Inc. (a)	21	4,252
Sitime Corporation (a)	8	2,243
Skyworks Solutions, Inc.	84	13,092
SmartRent.Com, Inc. - Class A (a) (b)	46	442
Smartsheet Inc. - Class A (a)	64	4,992
Snowflake Inc. - Class A (a)	118	40,005
SolarEdge Technologies Ltd. (a)	27	7,514
SolarWinds Corporation	24	346
Splunk Inc. (a)	82	9,537
Sprout Social, Inc. - Class A (a)	23	2,117
SPS Commerce, Inc. (a)	18	2,624
Square, Inc. - Class A (a)	203	32,864
Squarespace, Inc. - Class A (a)	14	424
SS&C Technologies Holdings, Inc.	113	9,293
SunPower Corporation (a) (b)	43	892
Switch Inc - Class A	68	1,940
Synaptics Incorporated (a)	20	5,807
SYNNEX Corporation	21	2,431
Synopsys Inc. (a)	78	28,621
TE Connectivity Ltd. (c)	166	26,801
Tenable Holdings, Inc. (a)	47	2,578
Teradata Corporation (a)	56	2,360
Teradyne Inc.	82	13,480
Texas Instruments Incorporated	471	88,690
The Trade Desk, Inc. - Class A (a)	222	20,366
Thoughtworks Holding, Inc. (a)	19	503
Trimble Inc. (a)	127	11,034
TTEC Holdings, Inc.	9	849
Tyler Technologies Inc. (a)	21	11,261
Uipath, Inc. - Class A (a)	132	5,702
Ultra Clean Holdings, Inc. (a)	23	1,340
Unity Software Inc. (a)	82	11,674
Universal Display Corporation	22	3,667
Upstate Property Rentals, LLC (a)	19	1,433
Varonis Systems, Inc. (a)	55	2,683
Verint Systems Inc. (a)	29	1,522
VeriSign, Inc. (a)	49	12,389
ViaSat, Inc. (a)	38	1,678
Viavi Solutions Inc. (a)	125	2,201
Vishay Intertechnology Inc.	68	1,493
VMware, Inc. - Class A	103	11,915
Vontier Corporation	87	2,669
Western Digital Corporation (a)	159	10,387
Wex, Inc. (a)	23	3,251
Wolfspeed, Inc. (a)	59	6,611
Workday, Inc. - Class A (a)	97	26,615
Workiva Inc. - Class A (a)	23	3,020
Xerox Holdings Corporation	69	1,566
Xilinx, Inc.	126	26,804
Zebra Technologies Corp. - Class A (a)	27	16,230
Zendesk, Inc. (a)	62	6,449
Zoom Video Communications, Inc. - Class A (a)	110	20,306
Zscaler, Inc. (a)	40	12,956
Zuora, Inc. - Class A (a)	59	1,106
		5,925,130
Industrials 1.4%
Alight, Inc. - Class A (a)	126	1,362
Array Tech, Inc. (a)	62	966
Clarivate PLC (a)	190	4,465
Dun & Bradstreet Holdings, Inc. (a)	77	1,585
ESCO Technologies Inc.	13	1,203
Fortive Corporation	183	13,990
Rollins Road Acquisition Company (a)	64	1,222
Sensata Technologies Holding PLC (a)	81	5,010
Shoals Technologies LLC - Class A (a)	53	1,298
SunRun Inc. (a)	106	3,625
Teledyne Technologies Inc. (a)	24	10,420
Uber Technologies, Inc. (a)	851	35,662
Vicor Corp. (a)	11	1,380
		82,188
Communication Services 0.3%
Bumble Inc. - Class A (a)	37	1,243
Lyft, Inc. - Class A (a)	151	6,459
Vimeo Holdings, Inc. (a)	80	1,435
ZoomInfo Technologies Inc. - Class A (a)	154	9,905
		19,042
Consumer Discretionary 0.2%
Duolingo, Inc. - Class A (a)	3	314
Garmin Ltd.	78	10,560
Luminar Technologies Inc. - Class A (a) (b)	110	1,866
Powerschool Holdings, Inc. - Class A (a)	21	347
Sonos, Inc. (a)	64	1,921
		15,008
Financials 0.1%
Coinbase Global, Inc. - Class A (a)	15	3,800
Utilities 0.0%
Sunnova Energy International Inc. (a)	48	1,337
Total Common Stocks (cost $2,815,545)		6,046,505

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	12,397	12,397
Investment Companies 0.2%
JNL Government Money Market Fund, 0.01% (d) (e)	10,339	10,339
Total Short Term Investments (cost $22,736)		22,736
Total Investments 100.0% (cost $2,838,281)		6,069,241
Other Derivative Instruments (0.0)%		(135)
Other Assets and Liabilities, Net (0.0)%		(1,035)
Total Net Assets 100.0%		6,068,071

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/08/14	14,188	26,801	0.4

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	146	March 2022	25,765	(135)	(203)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	6,046,505	—	—	6,046,505
Short Term Investments	22,736	—	—	22,736
	6,069,241	—	—	6,069,241
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(203)	—	—	(203)
	(203)	—	—	(203)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.2%
Materials 95.6%
Air Products and Chemicals, Inc.	38	11,603
Albemarle Corporation	20	4,712
Alcoa Corporation	32	1,918
Amyris, Inc. (a) (b)	33	181
Ashland Global Holdings Inc.	10	1,054
Avient Corporation	16	881
Axalta Coating Systems Ltd. (a)	37	1,223
Balchem Corporation	6	939
Cabot Corp.	10	548
Celanese Corp. - Class A	19	3,155
CF Industries Holdings Inc.	37	2,619
Cleveland-Cliffs Inc. (a)	79	1,712
Commercial Metals Co.	21	753
Compass Minerals International, Inc.	6	299
Corteva, Inc.	126	5,937
Dow Inc.	127	7,227
DuPont de Nemours, Inc.	89	7,210
Eagle Materials Inc.	7	1,165
Eastman Chemical Co.	23	2,804
Ecolab Inc.	43	10,076
Element Solutions, Inc.	37	910
FMC Corporation	22	2,404
Freeport-McMoRan Inc.	253	10,557
H.B. Fuller Company	9	732
Hecla Mining Co.	92	483
Huntsman Corp.	36	1,243
Ingevity Corporation (a)	7	485
Innospec Inc.	4	383
International Flavors & Fragrances Inc.	44	6,606
Linde Public Limited Company	88	30,590
Livent Corporation (a)	28	678
LyondellBasell Industries N.V. - Class A	45	4,179
Martin Marietta Materials Inc.	11	4,736
Minerals Technologies Inc.	6	419
MOS Holdings Inc.	64	2,503
MP Materials Corp. - Class A (a) (b)	13	583
NewMarket Corp.	1	407
Newmont Corporation	137	8,520
Nucor Corporation	49	5,620
Olin Corporation	25	1,419
PPG Industries, Inc.	41	7,053
Quaker Chemical Corp.	2	533
Reliance Steel & Aluminum Co.	11	1,756
Royal Gold Inc.	11	1,188
RPM International Inc.	22	2,262
Scotts Miracle-Gro Co.	7	1,128
Sensient Technologies Corporation	7	723
Sherwin-Williams Co.	41	14,635
Southern Copper Corporation	15	903
Steel Dynamics Inc.	32	2,013
Stepan Co.	4	455
Summit Materials, Inc. - Class A (a)	20	819
The Chemours Company	28	941
Trinseo Public Limited Company	7	350
Tronox Holdings PLC	20	471
United States Steel Corporation	46	1,107
Vulcan Materials Co.	23	4,746
Westlake Chemical Corporation	6	555
		191,111
Health Care 2.2%
Avantor, Inc. (a)	105	4,426
Industrials 1.1%
Boise Cascade Company	7	482
UFP Industries, Inc.	11	979
Univar Solutions Inc. (a)	29	834
		2,295
Consumer Staples 0.3%
WD-40 Co.	2	577
Total Common Stocks (cost $182,405)		198,409
INVESTMENT COMPANIES 0.1%
Vanguard Materials ETF	1	183
Total Investment Companies (cost $166)		183
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (c) (d)	1,494	1,494
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	704	704
Total Short Term Investments (cost $2,198)		2,198
Total Investments 100.4% (cost $184,769)		200,790
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (0.4)%		(848)
Total Net Assets 100.0%		199,950

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	16	March 2022	1,485	8	46

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	198,409	—	—	198,409
Investment Companies	183	—	—	183
Short Term Investments	2,198	—	—	2,198
	200,790	—	—	200,790
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	46	—	—	46
	46	—	—	46

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 98.3%
Information Technology 33.8%
Accenture Public Limited Company - Class A	9	3,759
Adobe Inc. (a)	7	3,886
Advanced Micro Devices, Inc. (a)	17	2,511
Akamai Technologies, Inc. (a)	2	263
Analog Devices, Inc.	8	1,361
ANSYS, Inc. (a)	1	502
Applied Materials, Inc.	13	2,044
Autodesk, Inc. (a)	3	898
Automatic Data Processing, Inc.	6	1,482
Black Knight, Inc. (a)	2	181
Cadence Design Systems Inc. (a)	4	751
Cisco Systems, Inc.	61	3,841
Citrix Systems Inc.	2	169
Cognex Corp.	3	198
Cognizant Technology Solutions Corp. - Class A	8	671
CommScope Holding Company, Inc. (a)	4	43
Corning Incorporated	11	428
Coupa Software Incorporated (a)	1	162
Dell Technology Inc. - Class C (a)	4	221
F5 Networks, Inc. (a)	1	212
Fair Isaac Corporation (a)	—	172
Flex Ltd. (a)	7	132
Fortinet, Inc. (a)	2	725
Guidewire Software, Inc. (a)	1	125
Hewlett Packard Enterprise Company	19	303
HP Inc.	17	642
HubSpot Inc. (a)	1	416
Intel Corporation	58	3,006
International Business Machines Corporation	13	1,723
Intuit Inc.	4	2,528
Itron Inc. (a)	1	42
Keysight Technologies, Inc. (a)	3	537
Lam Research Corp.	2	1,468
MasterCard Incorporated - Class A	13	4,553
Microchip Technology Incorporated	8	677
Microsoft Corporation	103	34,491
Motorola Solutions Inc.	2	647
NortonLifelock Inc.	8	217
Nuance Communications, Inc. (a)	4	230
NVIDIA Corporation	36	10,562
NXP Semiconductors N.V.	4	858
Okta, Inc. - Class A (a)	2	398
On Semiconductor Corporation (a)	6	430
Oracle Corporation	24	2,101
Paycom Software, Inc. (a)	1	316
Paypal Holdings, Inc. (a)	16	3,028
Plantronics Inc. (a)	1	16
PTC Inc. (a)	2	188
RingCentral, Inc. - Class A (a)	1	202
Salesforce.Com, Inc. (a)	14	3,579
Seagate Technology Holdings Public Limited Company	3	342
ServiceNow, Inc. (a)	3	1,851
Skyworks Solutions, Inc.	2	372
Splunk Inc. (a)	2	277
Synopsys Inc. (a)	2	808
TE Connectivity Ltd. (b)	5	751
Teradata Corporation (a)	1	61
Texas Instruments Incorporated	13	2,503
The Western Union Company	5	97
Trimble Inc. (a)	4	317
Visa Inc. - Class A	24	5,256
VMware, Inc. - Class A	3	353
Workday, Inc. - Class A (a)	3	750
Xerox Holdings Corporation	2	49
Zebra Technologies Corp. - Class A (a)	1	465
		112,147
Consumer Discretionary 11.4%
Aptiv PLC (a)	4	652
Aramark	3	126
Autoliv, Inc.	1	125
AutoNation, Inc. (a)	1	87
Best Buy Co., Inc.	3	336
BorgWarner Inc.	3	150
Buckle Inc.	—	19
Callaway Golf Co. (a)	2	45
Capri Holdings Limited (a)	2	139
CarMax Inc. (a)	2	305
Choice Hotels International Inc.	—	73
Columbia Sportswear Co.	—	41
Darden Restaurants Inc.	2	287
Deckers Outdoor Corp. (a)	—	149
Domino's Pizza, Inc.	1	300
Ethan Allen Interiors Inc.	—	2
Foot Locker, Inc.	1	55
GameStop Corp. - Class A (a) (c)	1	143
Gap Inc.	3	52
Garmin Ltd.	2	294
Hanesbrands Inc.	6	93
Harley-Davidson, Inc.	2	87
Hasbro, Inc.	2	198
Hilton Worldwide Holdings Inc. (a)	4	624
Jack in the Box Inc.	—	19
Kohl's Corporation	2	100
La-Z-Boy Inc.	—	16
LKQ Corporation	4	233
Lowe`s Companies, Inc.	10	2,574
Marriott International, Inc. - Class A (a)	4	655
Mattel, Inc. (a)	5	102
McDonald's Corporation	11	2,857
Meritage Homes Corporation (a)	—	61
Mohawk Industries Inc. (a)	1	160
Newell Brands Inc.	5	115
NIKE, Inc. - Class B	18	3,041
Nordstrom Inc. (a)	2	42
Office Depot, Inc. (a)	1	26
Pool Corporation	1	329
PVH Corp.	1	108
Royal Caribbean Cruises Ltd.	3	262
Signet Jewelers Limited	1	61
Starbucks Corporation	17	1,984
Tesla Inc. (a)	12	12,774
The Home Depot, Inc.	15	6,292
Tractor Supply Co.	2	388
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	316
Under Armour Inc. - Class A (a)	2	48
Under Armour Inc. - Class C (a)	4	66
Vail Resorts, Inc.	1	180
VF Corp.	5	349
Whirlpool Corporation	1	213
Wolverine World Wide, Inc.	1	41
		37,794
Communication Services 10.4%
Alphabet Inc. - Class A (a)	4	12,530
Alphabet Inc. - Class C (a)	4	11,977
Booking Holdings Inc. (a)	1	1,418
Cable One, Inc.	—	134
Discovery, Inc. - Series A (a) (c)	2	52
Discovery, Inc. - Series C (a)	5	107
Electronic Arts Inc.	4	544
John Wiley & Sons Inc. - Class A	—	27
Liberty Global PLC - Class A (a)	2	59
Liberty Global PLC - Class C (a)	5	148
Lumen Technologies Inc.	13	164
New York Times Co. - Class A	2	120
Omnicom Group Inc.	3	216
Scholastic Corp.	1	24
Verizon Communications Inc.	60	3,095
Walt Disney Co.	26	4,049
		34,664
Health Care 9.9%
AbbVie Inc.	25	3,442
ABIOMED, Inc. (a)	1	239
Agilent Technologies, Inc.	4	690

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Align Technology, Inc. (a)	1	710
AmerisourceBergen Corporation	2	302
Amgen Inc.	8	1,838
Anthem, Inc.	4	1,626
Becton, Dickinson and Company	4	1,039
Biogen Inc. (a)	2	523
BioMarin Pharmaceutical Inc. (a)	3	232
Bio-Techne Corporation	1	289
Bristol-Myers Squibb Company	32	1,993
Cardinal Health, Inc.	4	212
Centene Corporation (a)	8	700
Cerner Corp.	4	393
Cigna Holding Company	5	1,109
Cooper Cos. Inc.	1	291
DaVita Inc. (a)	1	109
Dentsply Sirona Inc.	3	187
DexCom Inc. (a)	1	751
Edwards Lifesciences Corporation (a)	9	1,164
Gilead Sciences, Inc.	18	1,310
HCA Healthcare, Inc.	4	941
Henry Schein Inc. (a)	2	163
Hologic Inc. (a)	4	279
Humana Inc.	2	852
IDEXX Laboratories, Inc. (a)	1	795
Illumina, Inc. (a)	2	812
Insulet Corporation (a)	1	268
IQVIA Inc. (a)	3	765
Jazz Pharmaceuticals Public Limited Company (a)	1	111
Laboratory Corporation of America Holdings (a)	1	435
Mednax, Inc. (a)	1	40
Merck & Co., Inc.	36	2,791
Mettler-Toledo International Inc. (a)	—	565
Patterson Cos. Inc.	1	37
Quest Diagnostics Incorporated	2	300
ResMed Inc.	2	530
Select Medical Holdings Corporation	2	55
Steris Limited	1	354
Teladoc Health, Inc. (a)	2	191
Vertex Pharmaceuticals Incorporated (a)	4	811
Waters Corp. (a)	1	324
West Pharmaceutical Services Inc.	1	491
Zoetis Inc. - Class A	7	1,664
		32,723
Financials 8.9%
Ally Financial Inc.	5	237
American Express Company	10	1,589
Ameriprise Financial, Inc.	2	490
Arthur J Gallagher & Co.	3	502
Bank of Hawaii Corporation	1	47
BlackRock, Inc.	2	2,004
Cathay General Bancorp	1	37
Chubb Limited	6	1,224
CIT Group Inc.	2	83
Citizens Financial Group Inc.	6	297
CME Group Inc. - Class A	5	1,184
Comerica Inc.	2	168
Discover Financial Services	4	498
Equitable Holdings, Inc.	5	180
FactSet Research Systems Inc.	1	263
First Republic Bank	2	517
Franklin Resources Inc.	4	147
Heartland Financial USA, Inc.	1	29
Huntington Bancshares Incorporated	21	330
Intercontinental Exchange, Inc.	8	1,111
International Bancshares Corporation	1	37
Invesco Ltd.	5	109
KeyCorp	14	315
Lincoln National Corporation	3	179
Loews Corp.	3	183
M&T Bank Corporation	2	276
Marsh & McLennan Companies, Inc.	7	1,267
Moody's Corp.	2	929
Morgan Stanley	20	1,932
New York Community Bancorp Inc. - Series A	7	91
Northern Trust Corp.	3	342
Old National Bancorp	3	49
People's United Financial Inc.	6	112
Principal Financial Group, Inc.	4	284
Progressive Corp.	9	874
Prudential Financial Inc.	6	601
Regions Financial Corporation	13	288
S&P Global Inc.	3	1,636
State Street Corporation	5	477
SVB Financial Group (a)	1	579
Synchrony Financial	8	388
T. Rowe Price Group, Inc.	3	651
The Allstate Corporation	4	491
The Bank of New York Mellon Corporation (d)	12	676
The Charles Schwab Corporation	21	1,751
The Hartford Financial Services Group, Inc.	5	345
The PNC Financial Services Group, Inc.	6	1,226
The Travelers Companies, Inc.	4	553
Truist Financial Corporation	19	1,128
Umpqua Holdings Corp.	3	62
Voya Financial, Inc.	2	107
Willis Towers Watson Public Limited Company	2	440
Zions Bancorp	2	152
		29,467
Industrials 8.6%
3M Company	8	1,478
ACCO Brands Corporation	—	3
Acuity Brands, Inc.	—	102
AGCO Corporation	1	115
Air Lease Corporation - Class A	2	83
Allegion Public Limited Company	1	179
AMERCO	—	107
AO Smith Corp.	2	173
Applied Industrial Technologies, Inc.	1	55
Arcbest Corporation	—	41
ASGN Incorporated (a)	1	100
Avis Budget Group, Inc. (a)	1	145
Builders FirstSource, Inc. (a)	3	241
C.H. Robinson Worldwide, Inc.	2	211
Carrier Global Corporation	12	639
Caterpillar Inc.	8	1,628
Copart Inc. (a)	3	456
CSX Corp.	32	1,221
Cummins Inc.	2	444
Deere & Company	4	1,439
Delta Air Lines, Inc. (a)	3	101
Deluxe Corp.	1	17
Dover Corporation	2	372
Eaton Corporation Public Limited Company	6	991
EMCOR Group, Inc.	1	91
Expeditors International of Washington Inc.	2	335
Exponent, Inc.	1	86
Fastenal Co.	8	532
Flowserve Corporation	2	67
Fortive Corporation	5	384
Fortune Brands Home & Security, Inc.	2	201
Graco Inc.	3	205
Granite Construction Incorporated	1	25
H&E Equipment Services, Inc.	—	12
Heidrick & Struggles International Inc.	—	17
HNI Corp.	1	40
ICF International, Inc.	—	26
IDEX Corporation	1	252
IHS Markit Ltd.	6	732
Illinois Tool Works Inc.	4	1,106
Interface Inc. - Class A	1	10
Johnson Controls International Public Limited Company	10	838
Kelly Services Inc. - Class A	—	3
Knight-Swift Transportation Holdings Inc. - Class A	2	134
Lennox International Inc.	—	150
Lincoln Electric Holdings Inc.	1	112
ManpowerGroup Inc.	1	83
Masco Corporation	4	254
Meritor, Inc. (a)	1	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Middleby Corp. (a)	1	153
Norfolk Southern Corporation	4	1,064
Owens Corning Inc.	2	138
PACCAR Inc.	5	451
Parker-Hannifin Corporation	2	590
Pentair Public Limited Company	2	169
Quanta Services, Inc.	2	240
Resources Connection, Inc.	—	2
Robert Half International Inc.	2	187
Rockwell Automation Inc.	2	577
Roper Technologies, Inc.	2	740
Ryder System, Inc.	1	59
Sensata Technologies Holding PLC (a)	2	146
Snap-On Inc.	1	177
Southwest Airlines Co. (a)	2	89
Spirit Aerosystems Holdings Inc. - Class A	1	62
Stanley Black & Decker, Inc.	2	440
Steelcase Inc. - Class A	1	6
Tennant Co.	—	13
Tetra Tech, Inc.	1	130
Timken Co.	1	70
Trane Technologies Public Limited Company	3	681
TransUnion	3	332
TrueBlue, Inc. (a)	—	6
Union Pacific Corporation	9	2,340
United Parcel Service Inc. - Class B	10	2,246
United Rentals Inc. (a)	1	348
W. W. Grainger, Inc.	1	322
Wabtec Corp.	3	236
Xylem Inc.	3	311
		28,391
Consumer Staples 7.3%
Archer-Daniels-Midland Company	8	542
Bunge Limited	2	201
Campbell Soup Company	3	122
Church & Dwight Co. Inc.	4	371
Colgate-Palmolive Co.	12	991
ConAgra Brands Inc.	7	226
Darling Ingredients Inc. (a)	2	155
Estee Lauder Cos. Inc. - Class A	3	1,248
General Mills, Inc.	9	579
Hain Celestial Group Inc. (a)	1	50
Hormel Foods Corp.	4	216
Ingredion Inc.	1	92
JM Smucker Co.	2	205
Kellogg Co.	4	235
Keurig Dr Pepper Inc.	10	372
Kimberly-Clark Corporation	5	684
Kraft Heinz Foods Company	10	355
Lamb Weston Holdings Inc.	2	141
McCormick & Co. Inc.	4	355
Mondelez International, Inc. - Class A	20	1,333
PepsiCo, Inc.	20	3,454
Procter & Gamble Co.	35	5,707
Sysco Corp.	7	579
Target Corporation	7	1,625
The Clorox Company	2	314
The Coca-Cola Company	59	3,496
The Kroger Co.	10	459
United Natural Foods Inc. (a)	1	40
		24,147
Real Estate 3.5%
American Tower Corporation	6	1,892
AvalonBay Communities, Inc.	2	512
Boston Properties Inc.	2	236
CBRE Group, Inc. - Class A (a)	5	513
Corporate Office Properties Trust	2	44
Digital Realty Trust Inc.	4	727
Duke Realty Corp.	5	355
Equinix, Inc.	1	1,092
Equity Residential	5	459
Federal Realty Investment Trust	1	136
Healthpeak Properties, Inc.	8	277
Host Hotels & Resorts, Inc. (a)	10	175
Iron Mountain Incorporated	4	210
Jones Lang LaSalle Incorporated (a)	1	204
Macerich Co.	3	49
PotlatchDeltic Corp.	1	56
ProLogis Inc.	11	1,790
Realogy Holdings Corp. (a)	2	26
SBA Communications Corporation	2	616
Simon Property Group, Inc.	5	762
UDR, Inc.	4	258
Ventas, Inc.	5	280
Welltower Inc.	6	532
Weyerhaeuser Company	11	443
		11,644
Materials 2.8%
Air Products and Chemicals, Inc.	3	961
Albemarle Corporation	2	402
Avery Dennison Corporation	1	258
Axalta Coating Systems Ltd. (a)	3	106
Ball Corporation	5	460
Compass Minerals International, Inc.	—	19
Ecolab Inc.	4	872
H.B. Fuller Company	1	51
International Flavors & Fragrances Inc.	4	534
Linde Public Limited Company	7	2,573
Minerals Technologies Inc.	1	44
MOS Holdings Inc.	5	214
Newmont Corporation	11	704
PPG Industries, Inc.	3	595
Schnitzer Steel Industries Inc. - Class A	—	13
Sealed Air Corporation	2	139
Sherwin-Williams Co.	4	1,252
Sonoco Products Co.	2	90
		9,287
Energy 0.9%
Baker Hughes, a GE Company, LLC - Class A	12	279
Cheniere Energy, Inc.	4	362
Core Laboratories N.V.	—	9
Marathon Petroleum Corporation	9	581
NOV Inc.	6	85
ONEOK, Inc.	6	371
Phillips 66	6	455
TechnipFMC PLC	7	40
The Williams Companies, Inc.	17	447
Valero Energy Corporation	6	441
		3,070
Utilities 0.8%
American Water Works Company, Inc.	3	488
Atmos Energy Corporation	2	201
Avista Corporation	1	52
Consolidated Edison, Inc.	5	422
Essential Utilities, Inc.	3	174
Eversource Energy	5	448
MDU Resources Group Inc.	3	78
New Jersey Resources Corp.	1	55
Ormat Technologies Inc.	1	50
Sempra Energy	5	616
UGI Corp.	3	131
		2,715
Total Common Stocks (cost $254,037)		326,049
INVESTMENT COMPANIES 0.1%
iShares MSCI KLD 400 Social ETF (c)	3	290
Total Investment Companies (cost $288)		290
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (d) (e)	1,965	1,965

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	422	422
Total Short Term Investments (cost $2,387)		2,387
Total Investments 99.1% (cost $256,712)		328,726
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net 0.9%		3,136
Total Net Assets 100.0%		331,859

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon MSCI KLD 400 Social Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	289	269	16	12	(1)	135	676	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	12/14/17	556	751	0.2

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	4	March 2022	941	(3)	11

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	326,049	—	—	326,049
Investment Companies	290	—	—	290
Short Term Investments	2,387	—	—	2,387
	328,726	—	—	328,726
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	11	—	—	11
	11	—	—	11

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.1%
Information Technology 50.7%
Adobe Inc. (a)	217	123,238
Advanced Micro Devices, Inc. (a)	552	79,374
Analog Devices, Inc.	245	43,146
ANSYS, Inc. (a)	39	15,803
Apple Inc.	4,517	802,065
Applied Materials, Inc.	412	64,899
ASML Holding - ADR	37	29,425
Atlassian Corporation PLC - Class A (a)	64	24,334
Autodesk, Inc. (a)	100	28,183
Automatic Data Processing, Inc.	192	47,460
Broadcom Inc.	188	125,104
Cadence Design Systems Inc. (a)	128	23,826
Cisco Systems, Inc.	1,926	122,079
Cognizant Technology Solutions Corp. - Class A	242	21,499
CrowdStrike Holdings, Inc. - Class A (a)	95	19,443
Datadog, Inc. - Class A (a)	119	21,134
DocuSign, Inc. (a)	91	13,823
Fiserv, Inc. (a)	301	31,273
Fortinet, Inc. (a)	74	26,751
Intel Corporation	1,858	95,669
Intuit Inc.	129	83,194
KLA-Tencor Corp.	70	30,086
Lam Research Corp.	64	46,250
Marvell Technology, Inc.	376	32,901
Microchip Technology Incorporated	252	21,938
Micron Technology, Inc.	511	47,595
Microsoft Corporation	2,067	695,189
NetEase, Inc. - ADR	129	13,172
NVIDIA Corporation	969	284,886
NXP Semiconductors N.V.	121	27,600
Okta, Inc. - Class A (a)	67	14,928
Palo Alto Networks, Inc. (a)	45	24,996
Paychex Inc.	166	22,707
Paypal Holdings, Inc. (a)	537	101,204
Qualcomm Incorporated	512	93,552
Skyworks Solutions, Inc.	76	11,837
Splunk Inc. (a)	75	8,624
Synopsys Inc. (a)	69	25,575
Texas Instruments Incorporated	422	79,503
VeriSign, Inc. (a)	51	13,007
Workday, Inc. - Class A (a)	88	23,989
Xilinx, Inc.	114	24,247
Zoom Video Communications, Inc. - Class A (a)	110	20,247
Zscaler, Inc. (a)	65	20,762
		3,526,517
Communication Services 18.7%
Activision Blizzard, Inc.	354	23,551
Alphabet Inc. - Class A (a)	83	239,924
Alphabet Inc. - Class C (a)	87	253,123
Baidu, Inc. - Class A - ADR (a)	112	16,656
Booking Holdings Inc. (a)	19	45,000
Charter Communications, Inc. - Class A (a)	82	53,392
Comcast Corporation - Class A	2,083	104,817
Electronic Arts Inc.	128	16,874
Facebook, Inc. - Class A (a)	976	328,110
Match Group Holdings II, LLC (a)	128	16,925
Netflix, Inc. (a)	202	121,888
Sirius XM Holdings Inc. (b)	1,845	11,717
T-Mobile USA, Inc. (a)	571	66,169
		1,298,146
Consumer Discretionary 15.4%
Airbnb, Inc. - Class A (a)	158	26,290
Amazon.com, Inc. (a)	140	465,554
Dollar Tree Inc. (a)	104	14,583
eBay Inc.	284	18,883
JD.com, Inc. - Class A - ADR (a)	337	23,633
Lucid Group, Inc. (a)	751	28,570
Lululemon Athletica Inc. (a)	57	22,155
Marriott International, Inc. - Class A (a)	150	24,827
MercadoLibre S.R.L (a)	23	31,015
O'Reilly Automotive, Inc. (a)	31	21,606
Peloton Interactive, Inc. - Class A (a)	139	4,968
Pinduoduo Inc. - ADR (a)	192	11,182
Ross Stores Inc.	162	18,568
Starbucks Corporation	536	62,681
Tesla Inc. (a)	276	292,186
		1,066,701
Health Care 5.6%
Align Technology, Inc. (a)	36	23,542
Amgen Inc.	257	57,880
Biogen Inc. (a)	66	15,925
DexCom Inc. (a)	44	23,684
Gilead Sciences, Inc.	573	41,602
IDEXX Laboratories, Inc. (a)	39	25,399
Illumina, Inc. (a)	71	27,097
Intuitive Surgical, Inc. (a)	163	58,628
Moderna, Inc. (a)	185	47,036
Regeneron Pharmaceuticals, Inc. (a)	48	30,456
Seagen Inc. (a)	84	13,042
Vertex Pharmaceuticals Incorporated (a)	116	25,422
		389,713
Consumer Staples 5.1%
Costco Wholesale Corporation	202	114,567
Keurig Dr Pepper Inc.	654	24,112
Kraft Heinz Foods Company	565	20,273
Mondelez International, Inc. - Class A	637	42,251
Monster Beverage 1990 Corporation (a)	241	23,099
PepsiCo, Inc.	632	109,706
Walgreens Boots Alliance, Inc.	393	20,477
		354,485
Industrials 2.7%
Cintas Corp.	47	20,802
Copart Inc. (a)	109	16,591
CSX Corp.	1,013	38,092
Fastenal Co.	262	16,811
Honeywell International Inc.	314	65,565
PACCAR Inc.	160	14,136
Verisk Analytics, Inc.	73	16,665
		188,662
Utilities 0.9%
American Electric Power Company, Inc.	229	20,336
Exelon Corporation	445	25,713
Xcel Energy Inc.	248	16,759
		62,808
Total Common Stocks (cost $3,450,417)		6,887,032
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.8%
JNL Government Money Market Fund, 0.01% (c) (d)	55,759	55,759
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	5,137	5,137
Total Short Term Investments (cost $60,896)		60,896
Total Investments 100.0% (cost $3,511,313)		6,947,928
Other Derivative Instruments (0.0)%		(421)
Other Assets and Liabilities, Net 0.0%		2,780
Total Net Assets 100.0%		6,950,287

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	192	March 2022	61,370	(421)	1,302

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	6,887,032	—	—	6,887,032
Short Term Investments	60,896	—	—	60,896
	6,947,928	—	—	6,947,928
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,302	—	—	1,302
	1,302	—	—	1,302

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 98.4%
Real Estate 95.7%
AGNC Investment Corp.	80	1,203
Agree Realty Corporation	11	760
Alexandria Real Estate Equities, Inc.	21	4,791
American Assets Trust, Inc.	8	298
American Campus Communities, Inc.	21	1,215
American Homes 4 Rent - Class A	43	1,885
American Tower Corporation	69	20,297
Americold Realty Trust	41	1,333
Apartment Income REIT Corp.	24	1,308
Apple Hospitality REIT, Inc.	33	526
Arbor Realty Trust, Inc.	23	416
AvalonBay Communities, Inc.	21	5,378
Boston Properties Inc.	22	2,495
Brandywine Realty Trust	26	347
Brixmor Property Group Inc.	45	1,150
Camden Property Trust	16	2,782
CBRE Group, Inc. - Class A (a)	51	5,533
Chimera Investment Corporation	36	547
Corporate Office Properties Trust	17	482
Cousins Properties Incorporated	23	913
Crown Castle International Corp.	66	13,747
CubeSmart	33	1,880
Cushman & Wakefield PLC (a)	23	511
Cyrusone LLC	19	1,735
Digital Realty Trust Inc.	43	7,648
DigitalBridge Group, Inc. - Class A (a)	78	654
Douglas Emmett, Inc.	27	896
Duke Realty Corp.	58	3,809
EastGroup Properties Inc.	6	1,412
EPR Properties	11	544
Equinix, Inc.	14	11,605
Equity Commonwealth (a)	19	481
Equity Lifestyle Properties, Inc.	26	2,283
Equity Residential	52	4,706
Essential Properties Realty Trust, Inc.	19	537
Essex Property Trust Inc.	10	3,493
eXp World Holdings, Inc. (b)	10	338
Extra Space Storage Inc.	20	4,626
Federal Realty Investment Trust	11	1,454
First Industrial Realty Trust, Inc.	20	1,314
Four Corners Property Trust, Inc.	12	349
Gaming and Leisure Properties, Inc.	35	1,679
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13	685
Healthcare Realty Trust Inc.	23	712
Healthcare Trust of America, Inc. - Class A	34	1,124
Healthpeak Properties, Inc.	82	2,964
Highwoods Properties Inc.	16	710
Host Hotels & Resorts, Inc. (a)	109	1,892
Hudson Pacific Properties Inc.	23	577
Independence Realty Trust, Inc.	16	408
Innovative Industrial Properties, Inc.	4	959
Invitation Homes Inc.	91	4,123
Iron Mountain Incorporated	44	2,309
JBG Smith Properties	18	503
Jones Lang LaSalle Incorporated (a)	8	2,071
Kennedy-Wilson Holdings Inc.	18	437
Kilroy Realty Corporation	16	1,061
Kimco Realty Corporation	94	2,315
Kite Realty Naperville, LLC	33	728
Lamar Advertising Co. - Class A	13	1,605
Lexington Realty Trust	43	675
Life Storage Inc.	12	1,914
Macerich Co.	33	563
Medical Properties Trust, Inc.	91	2,147
Mid-America Apartment Communities, Inc.	18	4,025
National Health Investors, Inc.	7	398
National Retail Properties, Inc.	27	1,286
National Storage Affiliates Trust	12	864
New Residential Investment Corp.	71	762
Newmark Group, Inc. - Class A	25	464
Omega Healthcare Investors, Inc.	36	1,077
Open Doors Technology Inc. - Class A (a) (b)	59	859
OUTFRONT Media Inc.	22	590
Park Hotels & Resorts Inc. (a)	36	682
Pebblebrook Hotel Trust	20	444
Physicians Realty Trust	34	634
Piedmont Office Realty Trust Inc. - Class A	19	344
PotlatchDeltic Corp.	10	610
ProLogis Inc.	113	18,966
PS Business Parks, Inc.	3	567
Public Storage	23	8,707
Rayonier Inc.	22	880
Realty Income Corporation	86	6,172
Redfin Corporation (a) (b)	16	611
Regency Centers Corp.	23	1,769
Rexford Industrial Realty, Inc.	23	1,872
RLJ III-EM Columbus Lessee, LLC	25	350
Ryman Hospitality Properties, Inc. (a)	8	772
Sabra Health Care REIT, Inc.	35	475
Safehold Inc.	2	174
SBA Communications Corporation	17	6,448
Simon Property Group, Inc.	50	8,000
SITE Centers Corp.	27	429
SL Green Realty Corp.	10	730
Spirit Realty Capital, Inc.	19	906
St. Joe Co.	5	259
STAG Industrial, Inc.	27	1,279
Starwood Property Trust, Inc.	46	1,128
STORE Capital Corp.	37	1,286
Sun Communities Inc.	18	3,710
Sunstone Hotel Investors Inc. (a)	34	394
Terreno Realty Corporation	11	972
The Howard Hughes Corporation (a)	6	643
UDR, Inc.	44	2,657
Uniti Group Inc.	36	507
Urban Edge Properties	17	316
Ventas, Inc.	61	3,109
VICI Properties Inc. (b)	96	2,886
Vornado Realty Trust	24	1,014
W.P. Carey Inc.	28	2,329
Welltower Inc.	66	5,689
Wework Inc. - Class A (a) (b)	32	271
Weyerhaeuser Company	114	4,700
		253,858
Industrials 1.8%
CoStar Group, Inc. (a)	60	4,756
Financials 0.9%
Annaly Capital Management, Inc.	221	1,728
Blackstone Mortgage Trust, Inc. - Class A	25	780
		2,508
Total Common Stocks (cost $222,425)		261,122
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (c) (d)	2,972	2,972
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	903	903
Total Short Term Investments (cost $3,875)		3,875
Total Investments 99.9% (cost $226,300)		264,997
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net 0.1%		291
Total Net Assets 100.0%		265,292

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	28	March 2022	1,747	4	28

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	261,122	—	—	261,122
Short Term Investments	3,875	—	—	3,875
	264,997	—	—	264,997
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	28	—	—	28
	28	—	—	28

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.5%
Information Technology 29.0%
Accenture Public Limited Company - Class A	205	85,172
Adobe Inc. (a) (b)	154	87,523
Advanced Micro Devices, Inc. (a) (b)	393	56,556
Akamai Technologies, Inc. (a) (b)	54	6,290
Amphenol Corporation - Class A	194	16,970
Analog Devices, Inc.	173	30,457
ANSYS, Inc. (a)	29	11,498
Apple Inc.	5,065	899,395
Applied Materials, Inc.	295	46,384
Arista Networks, Inc. (a) (b)	74	10,647
Autodesk, Inc. (a)	71	20,042
Automatic Data Processing, Inc.	137	33,802
Broadcom Inc.	133	88,716
Broadridge Financial Solutions, Inc. (b)	37	6,809
Cadence Design Systems Inc. (a)	90	16,834
CDW Corp.	44	9,105
Ceridian HCM Holding Inc. (a) (b)	45	4,733
Cisco Systems, Inc.	1,365	86,522
Citrix Systems Inc.	41	3,875
Cognizant Technology Solutions Corp. - Class A	172	15,247
Corning Incorporated (b)	249	9,260
DXC Technology Company (a)	85	2,727
Enphase Energy, Inc. (a)	43	7,822
EPAM Systems, Inc. (a) (b)	17	11,644
F5 Networks, Inc. (a)	19	4,757
Fidelity National Information Services, Inc.	199	21,706
Fiserv, Inc. (a) (b)	193	20,062
FleetCor Technologies Inc. (a)	27	6,018
Fortinet, Inc. (a)	44	15,745
Gartner Inc. (a)	27	9,064
Global Payments Inc.	96	12,937
Hewlett Packard Enterprise Company (b)	428	6,754
HP Inc. (b)	391	14,741
Intel Corporation	1,313	67,628
International Business Machines Corporation (b)	290	38,747
Intuit Inc.	92	59,225
IPG Photonics Corporation (a)	11	1,934
Jack Henry & Associates Inc. (b)	23	3,852
Juniper Networks, Inc.	110	3,920
Keysight Technologies, Inc. (a)	60	12,387
KLA-Tencor Corp.	50	21,472
Lam Research Corp.	46	33,329
Leidos Holdings Inc. (b)	45	3,958
MasterCard Incorporated - Class A	282	101,416
Microchip Technology Incorporated (b)	176	15,289
Micron Technology, Inc.	363	33,796
Microsoft Corporation	2,442	821,203
Monolithic Power Systems Inc.	14	6,955
Motorola Solutions Inc.	55	14,862
NetApp, Inc.	71	6,538
NortonLifelock Inc. (b)	193	5,012
NVIDIA Corporation	813	239,185
NXP Semiconductors N.V.	86	19,574
Oracle Corporation	534	46,592
Paychex Inc.	104	14,177
Paycom Software, Inc. (a)	16	6,469
Paypal Holdings, Inc. (a)	380	71,737
PTC Inc. (a) (b)	34	4,123
Qorvo, Inc. (a)	36	5,704
Qualcomm Incorporated	367	67,073
Salesforce.Com, Inc. (a)	319	81,040
Seagate Technology Holdings Public Limited Company (b)	67	7,552
ServiceNow, Inc. (a)	64	41,651
Skyworks Solutions, Inc.	53	8,278
SolarEdge Technologies Ltd. (a) (b)	17	4,881
Synopsys Inc. (a)	49	18,180
TE Connectivity Ltd. (c)	107	17,292
Teradyne Inc. (b)	52	8,549
Texas Instruments Incorporated	298	56,174
Trimble Inc. (a)	83	7,208
Tyler Technologies Inc. (a)	13	7,156
VeriSign, Inc. (a) (b)	32	8,134
Visa Inc. - Class A (b)	547	118,490
Western Digital Corporation (a)	100	6,509
Xilinx, Inc.	80	16,860
Zebra Technologies Corp. - Class A (a)	17	10,263
		3,824,188
Health Care 13.2%
Abbott Laboratories	574	80,839
AbbVie Inc.	573	77,590
ABIOMED, Inc. (a)	15	5,385
Agilent Technologies, Inc.	99	15,754
Align Technology, Inc. (a)	24	15,629
AmerisourceBergen Corporation	49	6,468
Amgen Inc. (b)	184	41,391
Anthem, Inc.	79	36,416
Baxter International Inc.	164	14,044
Becton, Dickinson and Company	93	23,402
Biogen Inc. (a)	48	11,586
Bio-Rad Laboratories, Inc. - Class A (a)	7	5,402
Bio-Techne Corporation (b)	13	6,487
Boston Scientific Corporation (a)	459	19,512
Bristol-Myers Squibb Company	720	44,891
Cardinal Health, Inc.	91	4,664
Catalent Inc. (a)	55	7,016
Centene Corporation (a)	188	15,517
Cerner Corp.	98	9,113
Charles River Laboratories International Inc. (a)	16	6,119
Cigna Holding Company	110	25,305
Cooper Cos. Inc. (b)	16	6,627
CVS Health Corporation	428	44,144
Danaher Corporation	206	67,668
DaVita Inc. (a)	22	2,475
Dentsply Sirona Inc.	70	3,890
DexCom Inc. (a)	31	16,723
Edwards Lifesciences Corporation (a)	202	26,223
Eli Lilly & Co.	258	71,289
Gilead Sciences, Inc.	407	29,587
HCA Healthcare, Inc.	80	20,534
Henry Schein Inc. (a)	46	3,588
Hologic Inc. (a)	81	6,182
Humana Inc.	42	19,372
IDEXX Laboratories, Inc. (a)	28	18,223
Illumina, Inc. (a)	51	19,537
Incyte Corporation (a)	62	4,561
Intuitive Surgical, Inc. (a)	115	41,481
IQVIA Inc. (a)	62	17,480
Johnson & Johnson	854	146,173
Laboratory Corporation of America Holdings (a) (b)	31	9,846
McKesson Corporation	50	12,459
Medtronic Public Limited Company	435	45,044
Merck & Co., Inc.	821	62,931
Mettler-Toledo International Inc. (a) (b)	8	12,855
Moderna, Inc. (a)	113	28,702
Organon & Co. (b)	82	2,500
PerkinElmer Inc. (b)	37	7,491
Pfizer Inc.	1,812	107,007
Quest Diagnostics Incorporated	40	6,854
Regeneron Pharmaceuticals, Inc. (a)	34	21,544
ResMed Inc.	47	12,129
Steris Limited (b)	32	7,673
Stryker Corporation (b)	109	29,042
Teleflex Incorporated	15	4,937
Thermo Fisher Scientific Inc.	128	85,295
UnitedHealth Group Incorporated	306	153,678
Universal Health Services Inc. - Class B (b)	24	3,071
Vertex Pharmaceuticals Incorporated (a)	84	18,501
Viatris, Inc. (b)	401	5,431
Waters Corp. (a)	20	7,291
West Pharmaceutical Services Inc.	24	11,202
Zimmer Biomet Holdings, Inc. (b)	67	8,549
Zoetis Inc. - Class A	154	37,599
		1,739,918

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Consumer Discretionary 11.8%
Advance Auto Parts, Inc.	21	4,994
Amazon.com, Inc. (a)	142	472,953
Aptiv PLC (a) (b)	87	14,421
AutoZone, Inc. (a)	7	14,752
Bath & Body Works Direct, Inc.	85	5,951
Best Buy Co., Inc. (b)	73	7,384
BorgWarner Inc.	76	3,415
Caesars Entertainment, Inc. (a) (b)	68	6,321
CarMax Inc. (a) (b)	52	6,815
Carnival Plc (a) (b)	263	5,293
Chipotle Mexican Grill Inc. (a)	9	15,935
D.R. Horton, Inc.	107	11,615
Darden Restaurants Inc. (b)	43	6,527
Dollar Tree Inc. (a)	76	10,689
Domino's Pizza, Inc. (b)	12	6,586
eBay Inc.	209	13,920
ETSY, Inc. (a) (b)	41	8,901
Ford Motor Company	1,266	26,294
Gap Inc. (b)	68	1,209
Garmin Ltd. (b)	50	6,759
General Motors Company (a)	468	27,412
Genuine Parts Co.	45	6,358
Hasbro, Inc.	41	4,127
Hilton Worldwide Holdings Inc. (a)	90	14,018
Las Vegas Sands Corp. (a) (b)	108	4,077
Lennar Corporation - Class A	89	10,313
LKQ Corporation	88	5,261
Lowe`s Companies, Inc.	225	58,038
Marriott International, Inc. - Class A (a)	89	14,624
McDonald's Corporation	242	64,854
MGM Resorts International	130	5,818
Mohawk Industries Inc. (a)	18	3,293
Newell Brands Inc.	119	2,605
NIKE, Inc. - Class B	414	69,072
Norwegian Cruise Line Holdings Ltd. (a) (b)	120	2,483
NVR, Inc. (a)	1	6,523
O'Reilly Automotive, Inc. (a)	22	15,614
Penn National Gaming Inc. (a) (b)	57	2,961
Pool Corporation (b)	13	7,563
Pulte Homes Inc.	85	4,837
PVH Corp. (b)	24	2,524
Ralph Lauren Corp. - Class A (b)	16	1,849
Ross Stores Inc. (b)	115	13,179
Royal Caribbean Cruises Ltd. (b)	72	5,508
Starbucks Corporation	382	44,678
Tapestry Inc.	88	3,581
Tesla Inc. (a) (b)	264	279,462
The Home Depot, Inc.	343	142,251
TJX Cos. Inc. (b)	389	29,558
Tractor Supply Co.	37	8,938
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	18	7,427
Under Armour Inc. - Class A (a) (b)	65	1,373
Under Armour Inc. - Class C (a) (b)	65	1,177
VF Corp.	106	7,791
Whirlpool Corporation (b)	20	4,691
Wynn Resorts, Limited (a) (b)	35	2,950
Yum! Brands, Inc.	95	13,147
		1,550,669
Financials 10.6%
AFLAC Incorporated (b)	200	11,678
American Express Company	209	34,112
American International Group, Inc.	275	15,609
Ameriprise Financial, Inc.	36	10,966
AON Public Limited Company - Class A (b)	73	22,009
Arthur J Gallagher & Co.	66	11,280
Assurant, Inc.	20	3,077
Bank of America Corporation	2,323	103,365
Berkshire Hathaway Inc. - Class B (a)	596	178,191
BlackRock, Inc.	47	42,639
Brown & Brown Inc.	79	5,540
Capital One Financial Corporation	136	19,673
Cboe Global Markets, Inc.	36	4,689
Chubb Limited	142	27,485
Cincinnati Financial Corporation	50	5,667
Citigroup Inc.	631	38,132
Citizens Financial Group Inc.	135	6,396
CME Group Inc. - Class A	116	26,592
Comerica Inc.	44	3,815
Discover Financial Services	97	11,214
Everest Re Group, Ltd. (b)	13	3,643
FactSet Research Systems Inc.	12	5,733
Fifth Third Bancorp	221	9,612
First Republic Bank	58	11,951
Franklin Resources Inc. (b)	91	3,037
Globe Life Inc. (b)	32	3,013
Huntington Bancshares Incorporated (b)	478	7,368
Intercontinental Exchange, Inc.	182	24,905
Invesco Ltd.	111	2,550
JPMorgan Chase & Co.	953	150,931
KeyCorp	312	7,210
Lincoln National Corporation (b)	59	4,017
Loews Corp.	66	3,807
M&T Bank Corporation	42	6,478
MarketAxess Holdings Inc. (b)	13	5,218
Marsh & McLennan Companies, Inc.	165	28,634
MetLife, Inc.	236	14,751
Moody's Corp.	52	20,364
Morgan Stanley	473	46,430
MSCI Inc. - Class A	27	16,383
NASDAQ Inc.	38	7,878
Northern Trust Corp.	66	7,885
People's United Financial Inc. (b)	141	2,520
Principal Financial Group, Inc. (b)	81	5,847
Progressive Corp.	190	19,488
Prudential Financial Inc. (b)	125	13,567
Raymond James Financial Inc.	60	6,052
Regions Financial Corporation (b)	315	6,869
S&P Global Inc. (b)	78	36,840
Signature Bank	19	6,262
State Street Corporation	121	11,209
SVB Financial Group (a)	19	12,852
Synchrony Financial	184	8,542
T. Rowe Price Group, Inc. (b)	74	14,515
The Allstate Corporation	96	11,273
The Bank of New York Mellon Corporation (d)	255	14,790
The Charles Schwab Corporation	485	40,820
The Goldman Sachs Group, Inc.	109	41,784
The Hartford Financial Services Group, Inc.	111	7,638
The PNC Financial Services Group, Inc. (b)	137	27,567
The Travelers Companies, Inc.	82	12,776
Truist Financial Corporation (b)	430	25,168
U.S. Bancorp	436	24,517
W. R. Berkley Corporation	47	3,861
Wells Fargo & Company	1,288	61,796
Willis Towers Watson Public Limited Company (b)	42	9,910
Zions Bancorp	52	3,258
		1,403,648
Communication Services 10.4%
Activision Blizzard, Inc.	251	16,711
Alphabet Inc. - Class A (a)	98	282,916
Alphabet Inc. - Class C (a)	91	263,592
AT&T Inc.	2,314	56,937
Booking Holdings Inc. (a)	13	31,874
Charter Communications, Inc. - Class A (a) (b)	41	26,815
Comcast Corporation - Class A	1,484	74,701
Discovery, Inc. - Series A (a) (b)	55	1,299
Discovery, Inc. - Series C (a) (b)	98	2,254
Dish Network Corporation - Class A (a)	82	2,670
Electronic Arts Inc.	93	12,286
Expedia Group, Inc. (a)	48	8,697
Facebook, Inc. - Class A (a)	769	258,650
Fox Corporation - Class A	107	3,933
Fox Corporation - Class B	45	1,535
Interpublic Group of Cos. Inc. (b)	128	4,796
Live Nation Entertainment, Inc. (a) (b)	43	5,115
Lumen Technologies Inc. (b)	329	4,124
Match Group Holdings II, LLC (a) (b)	91	12,030

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Netflix, Inc. (a)	143	86,389
News Corporation - Class A	130	2,904
News Corporation - Class B (b)	38	847
Omnicom Group Inc. (b)	69	5,033
Take-Two Interactive Software Inc. (a)	38	6,801
T-Mobile USA, Inc. (a)	189	21,966
Twitter, Inc. (a) (b)	259	11,177
Verizon Communications Inc.	1,337	69,480
ViacomCBS Inc. - Class B (b)	196	5,929
Walt Disney Co.	588	91,131
		1,372,592
Industrials 7.8%
3M Company	188	33,369
Alaska Air Group, Inc. (a)	41	2,141
Allegion Public Limited Company (b)	29	3,813
American Airlines Group Inc. (a) (b)	211	3,794
AMETEK, Inc.	76	11,201
AO Smith Corp. (b)	44	3,738
C.H. Robinson Worldwide, Inc. (b)	43	4,578
Carrier Global Corporation (b)	280	15,203
Caterpillar Inc.	178	36,808
Cintas Corp.	28	12,481
Copart Inc. (a)	69	10,438
CSX Corp.	731	27,467
Cummins Inc.	47	10,152
Deere & Company	92	31,568
Delta Air Lines, Inc. (a) (b)	206	8,067
Dover Corporation	46	8,400
Eaton Corporation Public Limited Company	129	22,296
Emerson Electric Co.	194	18,078
Equifax Inc. (b)	39	11,534
Expeditors International of Washington Inc. (b)	55	7,440
Fastenal Co. (b)	186	11,904
FedEx Corporation	79	20,447
Fortive Corporation	119	9,050
Fortune Brands Home & Security, Inc.	46	4,914
Generac Holdings Inc. (a)	20	7,174
General Dynamics Corporation (b)	75	15,656
General Electric Company	356	33,587
Honeywell International Inc.	224	46,642
Howmet Aerospace Inc.	121	3,858
Huntington Ingalls Industries Inc.	13	2,357
IDEX Corporation	24	5,727
IHS Markit Ltd.	129	17,109
Illinois Tool Works Inc.	93	23,054
Ingersoll Rand Inc.	131	8,086
Jacobs Engineering Group Inc.	42	5,787
JB Hunt Transport Services Inc. (b)	27	5,432
Johnson Controls International Public Limited Company	229	18,594
L3Harris Technologies, Inc.	65	13,885
Lockheed Martin Corporation	80	28,360
Masco Corporation	82	5,763
Nielsen Holdings plc (b)	121	2,477
Norfolk Southern Corporation	80	23,826
Northrop Grumman Systems Corp.	49	18,869
Old Dominion Freight Line Inc.	30	10,726
Otis Worldwide Corporation (b)	138	12,009
PACCAR Inc.	112	9,909
Parker-Hannifin Corporation	42	13,298
Pentair Public Limited Company (b)	55	3,986
Quanta Services, Inc.	45	5,167
Raytheon BBN Technologies Corp.	489	42,046
Republic Services Inc.	68	9,485
Robert Half International Inc. (b)	38	4,231
Rockwell Automation Inc. (b)	38	13,112
Rollins Inc. (b)	75	2,578
Roper Technologies, Inc.	34	16,720
Snap-On Inc. (b)	18	3,886
Southwest Airlines Co. (a)	191	8,192
Stanley Black & Decker, Inc.	53	10,017
Teledyne Technologies Inc. (a)	15	6,697
Textron Inc.	72	5,569
The Boeing Company (a)	178	35,832
Trane Technologies Public Limited Company (b)	77	15,600
TransDigm Group Inc. (a)	17	10,797
Union Pacific Corporation	211	53,238
United Airlines Holdings, Inc. (a) (b)	105	4,607
United Parcel Service Inc. - Class B	235	50,388
United Rentals Inc. (a)	23	7,671
Verisk Analytics, Inc. (b)	53	12,048
W. W. Grainger, Inc.	14	7,333
Wabtec Corp. (b)	61	5,619
Waste Management, Inc.	126	21,054
Xylem Inc. (b)	57	6,837
		1,023,776
Consumer Staples 6.3%
Altria Group, Inc.	597	28,315
Archer-Daniels-Midland Company	181	12,216
Brown-Forman Corp. - Class B (b)	61	4,464
Campbell Soup Company (b)	69	2,997
Church & Dwight Co. Inc. (b)	79	8,092
Colgate-Palmolive Co.	275	23,477
ConAgra Brands Inc.	156	5,336
Constellation Brands, Inc. - Class A	55	13,819
Costco Wholesale Corporation	144	81,561
Dollar General Corporation (b)	77	18,142
Estee Lauder Cos. Inc. - Class A (b)	75	27,894
General Mills, Inc. (b)	198	13,340
Hershey Co.	47	9,138
Hormel Foods Corp. (b)	93	4,560
JM Smucker Co. (b)	35	4,739
Kellogg Co. (b)	79	5,089
Kimberly-Clark Corporation	110	15,650
Kraft Heinz Foods Company	215	7,701
Lamb Weston Holdings Inc.	49	3,092
McCormick & Co. Inc. (b)	83	7,982
Molson Coors Beverage Company - Class B (b)	63	2,907
Mondelez International, Inc. - Class A	453	30,032
Monster Beverage 1990 Corporation (a)	120	11,494
PepsiCo, Inc.	449	78,026
Philip Morris International Inc.	505	48,001
Procter & Gamble Co.	786	128,654
Sysco Corp.	165	12,985
Target Corporation	160	36,921
The Clorox Company	40	7,061
The Coca-Cola Company	1,259	74,523
The Kroger Co. (b)	221	9,982
Tyson Foods Inc. - Class A	95	8,278
Walgreens Boots Alliance, Inc. (b)	232	12,112
Walmart Inc.	462	66,854
		825,434
Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	44	9,916
American Tower Corporation	148	43,188
AvalonBay Communities, Inc.	45	11,398
Boston Properties Inc. (b)	47	5,429
CBRE Group, Inc. - Class A (a)	109	11,778
Crown Castle International Corp.	140	29,194
Digital Realty Trust Inc. (b)	91	16,103
Duke Realty Corp.	119	7,834
Equinix, Inc. (b)	29	24,481
Equity Residential (b)	109	9,902
Essex Property Trust Inc. (b)	21	7,566
Extra Space Storage Inc.	43	9,640
Federal Realty Investment Trust (b)	22	2,978
Healthpeak Properties, Inc. (b)	179	6,465
Host Hotels & Resorts, Inc. (a) (b)	235	4,082
Iron Mountain Incorporated (b)	96	5,011
Kimco Realty Corporation (b)	207	5,107
Mid-America Apartment Communities, Inc.	37	8,387
ProLogis Inc.	240	40,374
Public Storage	49	18,447
Realty Income Corporation	181	12,979
Regency Centers Corp.	48	3,597
SBA Communications Corporation	35	13,764
Simon Property Group, Inc.	106	16,994
UDR, Inc. (b)	90	5,428
Ventas, Inc. (b)	124	6,355

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Vornado Realty Trust (b)	54	2,249
Welltower Inc. (b)	135	11,585
Weyerhaeuser Company	238	9,788
		360,019
Energy 2.7%
Apa Corp. (b)	128	3,437
Baker Hughes, a GE Company, LLC - Class A (b)	267	6,414
Chevron Corporation	629	73,756
ConocoPhillips	434	31,318
Coterra Energy Inc (b)	272	5,175
Devon Energy Corporation	203	8,958
Diamondback Energy, Inc.	55	5,950
EOG Resources, Inc.	189	16,787
Exxon Mobil Corporation	1,375	84,146
Halliburton Company	294	6,717
Hess Corporation (b)	91	6,702
Kinder Morgan, Inc.	630	9,992
Marathon Oil Corporation	263	4,316
Marathon Petroleum Corporation (b)	203	13,010
Occidental Petroleum Corporation	293	8,501
ONEOK, Inc.	142	8,354
Phillips 66	141	10,243
Pioneer Natural Resources Co. (b)	73	13,225
Schlumberger Ltd. (b)	453	13,557
The Williams Companies, Inc. (b)	393	10,224
Valero Energy Corporation	133	9,993
		350,775
Materials 2.5%
Air Products and Chemicals, Inc.	72	21,823
Albemarle Corporation	38	8,986
Amcor Plc (b)	486	5,831
Avery Dennison Corporation	27	5,884
Ball Corporation (b)	106	10,215
Celanese Corp. - Class A	36	6,131
CF Industries Holdings Inc.	68	4,781
Corteva, Inc.	241	11,389
Dow Inc.	241	13,692
DuPont de Nemours, Inc.	170	13,693
Eastman Chemical Co.	45	5,450
Ecolab Inc.	81	18,906
FMC Corporation (b)	41	4,527
Freeport-McMoRan Inc. (b)	473	19,720
International Flavors & Fragrances Inc.	81	12,130
International Paper Company (b)	130	6,101
Linde Public Limited Company (b)	167	57,963
LyondellBasell Industries N.V. - Class A	85	7,878
Martin Marietta Materials Inc.	20	8,837
MOS Holdings Inc.	125	4,920
Newmont Corporation	259	16,084
Nucor Corporation (b)	96	10,961
Packaging Corporation of America (b)	30	4,104
PPG Industries, Inc.	77	13,232
Sealed Air Corporation	50	3,340
Sherwin-Williams Co.	78	27,612
Vulcan Materials Co.	43	8,866
Westrock Company, Inc.	84	3,719
		336,775
Utilities 2.5%
Alliant Energy Corporation (b)	81	5,009
Ameren Corporation	81	7,228
American Electric Power Company, Inc.	161	14,311
American Water Works Company, Inc. (b)	59	11,086
Atmos Energy Corporation	42	4,411
CenterPoint Energy, Inc. (b)	199	5,567
CMS Energy Corp. (b)	94	6,109
Consolidated Edison, Inc. (b)	117	9,985
Dominion Energy, Inc.	261	20,516
DTE Energy Company	63	7,491
Duke Energy Corporation	249	26,144
Edison International	126	8,596
Entergy Corporation (b)	65	7,273
Evergy, Inc.	74	5,053
Eversource Energy	111	10,097
Exelon Corporation	316	18,266
FirstEnergy Corp.	175	7,270
NextEra Energy, Inc.	636	59,368
NiSource Inc.	124	3,434
NRG Energy, Inc. (b)	79	3,402
Pinnacle West Capital Corp.	38	2,665
PPL Corporation	255	7,660
Public Service Enterprise Group Inc.	163	10,907
Sempra Energy	102	13,521
The AES Corporation	223	5,414
The Southern Company (b)	343	23,491
WEC Energy Group Inc.	102	9,908
Xcel Energy Inc.	176	11,913
		326,095
Total Common Stocks (cost $6,056,063)		13,113,889
SHORT TERM INVESTMENTS 5.4%
Securities Lending Collateral 5.0%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	154,153	154,153
Repurchase Agreement with CIT, 0.52% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $329,441) acquired on 12/31/21, due 04/04/2022 at $300,407	300,000	300,000
Repurchase Agreement with MSC, 0.47% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $219,969) acquired on 12/31/21, due 06/30/2022 at $200,473	200,000	200,000
		654,153
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (d) (e)	57,987	57,987
Total Short Term Investments (cost $712,140)		712,140
Total Investments 104.9% (cost $6,768,203)		13,826,029
Other Derivative Instruments (0.0)%		(226)
Other Assets and Liabilities, Net (4.9)%		(640,815)
Total Net Assets 100.0%		13,184,988

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/25/12	6,422	17,292	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Mellon S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	11,511	—	824	340	374	3,729	14,790	0.1

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	316	March 2022	73,789	(226)	1,395

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	13,113,889	—	—	13,113,889
Short Term Investments	712,140	—	—	712,140
	13,826,029	—	—	13,826,029
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,395	—	—	1,395
	1,395	—	—	1,395

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.6%
Information Technology 28.5%
2U, Inc. (a)	12	243
3D Systems Corporation (a)	17	373
8x8, Inc. (a)	18	295
Accenture Public Limited Company - Class A	88	36,685
ACI Worldwide, Inc. (a)	16	547
Adobe Inc. (a)	67	37,850
ADS Alliance Data Systems, Inc.	7	467
Advanced Energy Industries, Inc.	5	464
Advanced Micro Devices, Inc. (a)	169	24,312
Affirm Holdings, Inc. - Class A (a)	21	2,091
Akamai Technologies, Inc. (a)	22	2,589
Alarm.Com Holdings, Inc. (a)	7	627
Allegro Microsystems Inc. (a)	7	250
Altair Engineering Inc. - Class A (a)	5	403
Alteryx, Inc. - Class A (a)	9	575
Ambarella Inc. (a)	5	1,043
Amkor Technology, Inc.	17	431
Amphenol Corporation - Class A	85	7,440
Amplitude Inc. - Class A (a)	4	205
Analog Devices, Inc.	75	13,218
Anaplan, Inc. (a)	21	968
ANSYS, Inc. (a)	12	4,825
AppFolio, Inc. - Class A (a)	3	342
Appian Corporation - Class A (a) (b)	6	420
Apple Inc.	2,186	388,256
Applied Materials, Inc.	127	19,908
AppLovin Corporation - Class A (a) (b)	3	320
Arista Networks, Inc. (a)	32	4,614
Arrow Electronics, Inc. (a)	10	1,358
Asana, Inc. - Class A (a)	10	770
Aspen Technology, Inc. (a)	9	1,341
Autodesk, Inc. (a)	31	8,617
Automatic Data Processing, Inc.	59	14,597
Avalara, Inc. (a)	12	1,570
Avnet, Inc.	13	549
Badger Meter, Inc.	5	512
Belden Inc.	5	329
Bentley Systems, Incorporated - Class B	26	1,251
Bigcommerce Holdings, Inc. - Series 1 (a)	7	258
Bill.Com Holdings Inc. (a)	13	3,263
Black Knight, Inc. (a)	22	1,853
Blackbaud, Inc. (a)	6	500
Blackline, Inc. (a)	7	764
Booz Allen Hamilton Holding Corporation - Class A	17	1,473
Box, Inc. - Class A (a)	19	510
Broadcom Inc.	58	38,423
Broadridge Financial Solutions, Inc.	17	3,036
Brooks Automation Inc.	11	1,112
C3.ai, Inc. - Class A (a) (b)	9	273
CACI International Inc. - Class A (a)	3	829
Cadence Design Systems Inc. (a)	39	7,336
Calix, Inc. (a)	8	638
CDK Global, Inc.	17	719
CDW Corp.	18	3,779
Ceridian HCM Holding Inc. (a)	20	2,059
Ciena Corp. (a)	21	1,652
Cirrus Logic Inc. (a)	8	749
Cisco Systems, Inc.	592	37,494
Citrix Systems Inc.	18	1,678
Cloudflare, Inc. - Class A (a)	39	5,128
CMC Materials Inc.	4	756
Cognex Corp.	24	1,830
Cognizant Technology Solutions Corp. - Class A	74	6,547
Coherent Inc. (a)	3	923
CommScope Holding Company, Inc. (a)	30	329
CommVault Systems Inc. (a)	6	440
Concentrix Solutions Corporation	5	970
Corning Incorporated	108	4,006
Corsair Gaming, Inc. (a) (b)	4	74
Coupa Software Incorporated (a)	11	1,707
CrowdStrike Holdings, Inc. - Class A (a)	29	6,011
Datadog, Inc. - Class A (a)	37	6,535
Datto Holding Corp. (a)	4	99
Dell Technology Inc. - Class C (a)	40	2,248
Digital Turbine USA, Inc. (a)	12	745
DigitalOcean Holdings, Inc. (a)	3	216
Diodes Inc. (a)	7	760
DocuSign, Inc. (a)	28	4,202
Dolby Laboratories, Inc. - Class A	9	881
Domo Inc. - Class B (a)	4	208
Dropbox, Inc. - Class A (a)	40	992
Duck Creek Technologies, Inc. (a)	10	297
DXC Technology Company (a)	37	1,191
Dynatrace Holdings LLC (a)	27	1,644
E2Open Parent Holdings, Inc. - Class A (a)	24	271
Elastic NV (a)	9	1,156
Enphase Energy, Inc. (a)	19	3,453
Entegris, Inc.	19	2,654
Envestnet, Inc. (a)	8	604
EPAM Systems, Inc. (a)	8	5,227
Euronet Worldwide Inc. (a)	8	951
Everbridge, Inc. (a)	6	396
EVERTEC, Inc.	10	487
ExlService Holdings Inc. (a)	4	649
F5 Networks, Inc. (a)	8	2,043
Fabrinet (a)	5	588
Fair Isaac Corporation (a)	4	1,714
Fastly, Inc. - Class A (a) (b)	14	499
Fidelity National Information Services, Inc.	84	9,198
First Solar, Inc. (a)	14	1,225
Fiserv, Inc. (a)	83	8,609
Five9 Inc. (a)	9	1,294
FleetCor Technologies Inc. (a)	11	2,446
Flex Ltd. (a)	59	1,090
FormFactor Inc. (a)	13	585
Fortinet, Inc. (a)	19	6,870
Gartner Inc. (a)	11	3,757
Genpact Limited	26	1,364
Global Payments Inc.	41	5,567
GoDaddy Inc. - Class A (a)	24	2,067
Guidewire Software, Inc. (a)	12	1,346
Hewlett Packard Enterprise Company	187	2,945
HP Inc.	161	6,056
HubSpot Inc. (a)	6	4,161
II-VI Incorporated (a)	15	1,036
Informatica Inc. - Class A (a)	5	189
Insight Enterprises, Inc. (a)	5	495
Intel Corporation	570	29,356
InterDigital Communications, Inc.	5	362
International Business Machines Corporation	127	16,939
Intuit Inc.	40	25,545
IONQ, Inc. (a) (b)	16	274
IPG Photonics Corporation (a)	5	900
Itron Inc. (a)	7	492
J2 Cloud Services, LLC (a)	6	681
Jabil Inc.	20	1,397
Jack Henry & Associates Inc.	10	1,625
JAMF Holding Corp. (a)	5	186
JFROG Ltd (a)	5	150
Juniper Networks, Inc.	46	1,655
KBR, Inc.	20	939
Keysight Technologies, Inc. (a)	26	5,362
KLA-Tencor Corp.	21	9,144
Kulicke & Soffa Industries Inc.	9	519
Lam Research Corp.	20	14,261
Lattice Semiconductor Corp. (a)	20	1,532
Leidos Holdings Inc.	20	1,743
Littelfuse Inc.	3	1,094
LivePerson, Inc. (a)	10	369
Liveramp, Inc. (a)	11	524
Lumentum Holdings Inc. (a)	11	1,127
MACOM Technology Solutions Holdings, Inc. (a)	8	605
Mandiant, Inc. (a)	35	607
Manhattan Associates Inc. (a)	9	1,406
Mantech International Corp. - Class A	4	325
Marathon Digital Holdings, Inc. (a) (b)	13	427

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Marqeta, Inc. - Class A (a)	34	577
Marvell Technology, Inc.	116	10,159
MasterCard Incorporated - Class A	122	43,728
Matterport Operating, LLC - Class A (a) (b)	27	550
MAXIMUS Inc.	9	683
MaxLinear, Inc. (a)	11	826
McAfee Corp. - Class A	13	347
Microchip Technology Incorporated	78	6,752
Micron Technology, Inc.	157	14,660
Microsoft Corporation	1,053	354,231
MicroStrategy Inc. - Class A (a) (b)	1	577
Mimecast Uk Limited (a)	10	758
MKS Instruments, Inc.	7	1,306
Momentive Global Inc. (a)	20	420
MongoDB, Inc. - Class A (a)	9	4,849
Monolithic Power Systems Inc.	6	3,013
Motorola Solutions Inc.	24	6,478
National Instruments Corp.	18	797
nCino, Inc. (a)	7	389
NCR Corporation (a)	18	739
NetApp, Inc.	32	2,952
New Relic, Inc. (a)	9	980
NortonLifelock Inc.	82	2,133
Novantas Inc. (a)	5	888
Nuance Communications, Inc. (a)	40	2,210
Nutanix, Inc. - Class A (a)	29	915
NVIDIA Corporation	351	103,148
NXP Semiconductors N.V.	38	8,556
Okta, Inc. - Class A (a)	21	4,717
On Semiconductor Corporation (a)	60	4,094
Onto Innovation Inc. (a)	7	686
Oracle Corporation	228	19,841
Pagerduty, Inc. (a)	9	323
Palantir Technologies Inc. - Class A (a)	227	4,135
Palo Alto Networks, Inc. (a)	14	7,713
Paychex Inc.	44	6,063
Paycom Software, Inc. (a)	7	2,878
PAYCOR HCM, Inc. (a)	7	195
Paylocity Holding Corporation (a)	6	1,313
Payoneer Global Inc. (a)	31	231
Paypal Holdings, Inc. (a)	165	31,083
Pegasystems Inc.	6	634
Perficient, Inc. (a)	5	605
Ping Identity Holding Corp. (a)	6	137
Plexus Corp. (a)	5	460
Power Integrations Inc.	9	808
PTC Inc. (a)	14	1,689
Pure Storage, Inc. - Class A (a)	36	1,165
Q2 Holdings, Inc. (a)	8	673
Qorvo, Inc. (a)	15	2,284
Qualcomm Incorporated	157	28,716
Qualtrics International Inc. - Class A (a)	15	514
Qualys, Inc. (a)	5	644
Rackspace Technology, Inc. (a)	6	76
Rambus Inc. (a)	12	348
Rapid7, Inc. (a)	8	904
RingCentral, Inc. - Class A (a)	12	2,184
Riot Blockchain, Inc. (a) (b)	12	263
Rogers Corp. (a)	3	697
Sabre Corporation (a)	48	412
SailPoint Technologies Holdings, Inc. (a)	13	611
Salesforce.Com, Inc. (a)	137	34,899
Sanmina Corp. (a)	11	438
Science Applications International Corp.	8	674
Seagate Technology Holdings Public Limited Company	28	3,142
Semtech Corp. (a)	9	814
SentinelOne, Inc. - Class A (a)	7	333
ServiceNow, Inc. (a)	28	18,121
Shift4 Payments, LLC - Class A (a)	5	310
Silicon Laboratories Inc. (a)	6	1,136
Sitime Corporation (a)	2	635
Skyworks Solutions, Inc.	23	3,543
SmartRent.Com, Inc. - Class A (a) (b)	17	168
Smartsheet Inc. - Class A (a)	17	1,327
Snowflake Inc. - Class A (a)	33	11,124
SolarEdge Technologies Ltd. (a)	7	2,098
SolarWinds Corporation	6	83
Splunk Inc. (a)	22	2,518
Sprout Social, Inc. - Class A (a)	6	553
SPS Commerce, Inc. (a)	5	723
Square, Inc. - Class A (a)	56	9,052
Squarespace, Inc. - Class A (a)	7	203
SS&C Technologies Holdings, Inc.	31	2,567
SunPower Corporation (a) (b)	13	272
Switch Inc - Class A	13	374
Synaptics Incorporated (a)	6	1,665
SYNNEX Corporation	7	755
Synopsys Inc. (a)	21	7,795
TE Connectivity Ltd. (c)	45	7,293
Tenable Holdings, Inc. (a)	11	602
Teradata Corporation (a)	15	641
Teradyne Inc.	22	3,616
Texas Instruments Incorporated	129	24,396
The Trade Desk, Inc. - Class A (a)	62	5,645
The Western Union Company	56	999
Thoughtworks Holding, Inc. (a)	7	191
Trimble Inc. (a)	35	3,070
TTEC Holdings, Inc.	3	266
Twilio Inc. - Class A (a)	24	6,254
Tyler Technologies Inc. (a)	6	3,092
Uipath, Inc. - Class A (a)	37	1,597
Ultra Clean Holdings, Inc. (a)	6	356
Unity Software Inc. (a)	23	3,274
Universal Display Corporation	5	865
Upstate Property Rentals, LLC (a)	5	376
Varonis Systems, Inc. (a)	15	742
Verint Systems Inc. (a)	11	567
VeriSign, Inc. (a)	13	3,333
Verra Mobility Corporation - Class A (a)	14	215
ViaSat, Inc. (a)	11	471
Viavi Solutions Inc. (a)	32	564
Visa Inc. - Class A	236	51,158
Vishay Intertechnology Inc.	22	471
VMware, Inc. - Class A	27	3,173
Vontier Corporation	25	767
Western Digital Corporation (a)	44	2,854
Wex, Inc. (a)	7	920
Wolfspeed, Inc. (a)	16	1,816
Workday, Inc. - Class A (a)	27	7,348
Workiva Inc. - Class A (a)	5	717
Xerox Holdings Corporation	23	510
Xilinx, Inc.	35	7,429
Zebra Technologies Corp. - Class A (a)	7	4,462
Zendesk, Inc. (a)	18	1,835
Zoom Video Communications, Inc. - Class A (a)	31	5,660
Zscaler, Inc. (a)	11	3,512
Zuora, Inc. - Class A (a)	17	311
		1,905,737
Health Care 13.1%
10X Genomics, Inc. (a)	13	1,912
1Life Healthcare, Inc. (a)	25	433
Abbott Laboratories	249	35,050
AbbVie Inc.	248	33,580
ABIOMED, Inc. (a)	7	2,372
Acadia Healthcare Company, Inc. (a)	13	779
ACADIA Pharmaceuticals Inc. (a)	19	444
Accolade Inc. (a)	7	191
AdaptHealth, LLC - Class A (a)	13	330
Adaptive Biotechnologies Corporation (a)	14	382
Agilent Technologies, Inc.	43	6,858
Agilon Health Management, Inc. (a)	6	165
Agios Pharmaceuticals, Inc. (a)	8	256
Alexo Therapeutics Inc. (a)	2	53
Align Technology, Inc. (a)	10	6,657
Alkermes Public Limited Company (a)	23	526
Allakos Inc. (a)	5	51
Allogene Therapeutics, Inc. (a)	11	161
Alnylam Pharmaceuticals, Inc. (a)	17	2,889
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Amedisys, Inc. (a)	5	805
AmerisourceBergen Corporation	21	2,764
Amgen Inc.	79	17,715
Amicus Therapeutics, Inc. (a)	38	440
AMN Healthcare Services, Inc. (a)	7	822
Anthem, Inc.	34	15,835
Apellis Pharmaceuticals, Inc. (a)	10	450
Apollo Medical Holdings, Inc. (a)	6	405
Arcus Biosciences, Inc. (a)	7	283
Arena Pharmaceuticals, Inc. (a)	8	709
Arrowhead Pharmaceuticals Inc (a)	16	1,044
Arvinas Operations, Inc. (a)	5	405
AtriCure, Inc. (a)	6	439
Avantor, Inc. (a)	84	3,542
Axonics Modulation Technologies, Inc. (a)	5	278
Baxter International Inc.	69	5,961
Beam Therapeutics Inc. (a)	6	476
Becton, Dickinson and Company	40	10,097
BioCryst Pharmaceuticals, Inc. (a)	27	372
Biogen Inc. (a)	21	4,942
Biohaven Pharmaceutical Holding Company Ltd. (a)	9	1,182
BioMarin Pharmaceutical Inc. (a)	25	2,250
Bio-Rad Laboratories, Inc. - Class A (a)	3	2,376
Bio-Techne Corporation	5	2,842
Blueprint Medicines Corporation (a)	8	857
Boston Scientific Corporation (a)	202	8,571
Bridgebio Pharma, Inc. (a) (b)	14	228
Bristol-Myers Squibb Company	311	19,415
Bruker Corp.	14	1,174
Cardinal Health, Inc.	37	1,885
Caredx, Inc. (a)	8	385
Catalent Inc. (a)	24	3,086
Centene Corporation (a)	81	6,710
Cerevel Therapeutics Holdings, Inc. - Class A (a)	9	278
Cerner Corp.	42	3,883
Certara, Inc. (a)	15	418
Change Healthcare Inc. (a)	33	697
Charles River Laboratories International Inc. (a)	7	2,685
Chemed Corporation	2	999
ChemoCentryx, Inc. (a)	8	296
Cigna Holding Company	47	10,699
Conmed Corp.	4	544
Cooper Cos. Inc.	7	2,916
Corcept Therapeutics Inc. (a) (b)	17	342
Corvel Corp. (a)	1	229
Covetrus, Inc. (a)	16	324
CRISPR Therapeutics AG (a)	10	732
Cryoport, Inc. (a)	6	374
CVS Health Corporation	186	19,181
Cytokinetics, Incorporated (a)	12	555
Danaher Corporation	90	29,496
DaVita Inc. (a)	10	1,129
Denali Therapeutics Inc. (a)	11	507
Dentsply Sirona Inc.	32	1,770
DexCom Inc. (a)	14	7,362
Doximity, Inc. - Class A (a)	7	345
Editas Medicine, Inc. (a)	11	290
Edwards Lifesciences Corporation (a)	87	11,298
Elanco Animal Health (a)	66	1,881
Eli Lilly & Co.	111	30,765
Emergent BioSolutions Inc. (a)	7	322
Encompass Health Corporation	14	942
Envista Holdings Corporation (a)	23	1,052
Evolent Health, Inc. - Class A (a)	11	308
Exact Sciences Corporation (a)	24	1,886
Exelixis, Inc. (a)	44	813
Fate Therapeutics, Inc. (a)	12	679
Figs, Inc. - Class A (a) (b)	8	218
Fulgent Genetics, Inc. (a) (b)	3	269
Gilead Sciences, Inc.	175	12,724
Glaukos Corp. (a)	8	334
Global Blood Therapeutics, Inc. (a)	10	299
Globus Medical Inc. - Class A (a)	11	778
Guardant Health, Inc. (a)	14	1,445
Haemonetics Corp. (a)	8	442
Halozyme Therapeutics, Inc. (a)	18	707
HCA Healthcare, Inc.	34	8,669
Health Catalyst, Inc. (a)	5	192
HealthEquity, Inc. (a)	12	526
Henry Schein Inc. (a)	20	1,535
Heska Corporation (a)	1	270
Hologic Inc. (a)	36	2,738
Horizon Therapeutics Public Limited Company (a)	32	3,502
Humana Inc.	18	8,343
ICU Medical, Inc. (a)	3	730
IDEXX Laboratories, Inc. (a)	12	7,763
Illumina, Inc. (a)	22	8,400
Immunitybio, Inc. (a)	11	70
Inari Medical, Inc. (a)	4	366
Incyte Corporation (a)	25	1,836
Insmed Inc. (a)	17	460
Inspire Medical Systems Inc. (a)	4	893
Insulet Corporation (a)	9	2,526
Integer Holdings Corporation (a)	5	462
Integra LifeSciences Holdings Corp. (a)	10	677
Intellia Therapeutics, Inc. (a)	10	1,149
Intra-Cellular Therapies, Inc. (a)	12	609
Intuitive Surgical, Inc. (a)	50	17,936
Invitae Corporation (a)	28	423
Ionis Pharmaceuticals Inc. (a)	20	613
Iovance Biotherapeutics Inc. (a)	19	362
IQVIA Inc. (a)	27	7,487
iRhythm Technologies Inc. (a)	5	566
Jazz Pharmaceuticals Public Limited Company (a)	8	975
Johnson & Johnson	369	63,163
Karuna Therapeutics, Inc. (a)	3	400
Kodiak Sciences, Inc. (a)	5	438
Kymera Therapeutics, Inc. (a)	5	325
Laboratory Corporation of America Holdings (a)	13	4,185
LHC Group, Inc. (a)	4	611
Ligand Pharmaceuticals Incorporated (a)	2	370
LivaNova PLC (a)	8	689
Maravai LifeSciences Holdings, Inc. - Class A (a)	13	557
Masimo Corp. (a)	7	2,110
McKesson Corporation	21	5,224
Mednax, Inc. (a)	10	284
Medpace Holdings, Inc. (a)	4	853
Medtronic Public Limited Company	188	19,481
Merck & Co., Inc.	355	27,232
Merit Medical Systems Inc. (a)	8	498
Mettler-Toledo International Inc. (a)	3	5,545
Mirati Therapeutics, Inc. (a)	7	1,010
Moderna, Inc. (a)	50	12,626
Molina Healthcare, Inc. (a)	8	2,619
Multiplan Corporation - Class A (a) (b)	34	151
Myriad Genetics, Inc. (a)	10	286
NanoString Technologies, Inc. (a)	6	269
Natera, Inc. (a)	12	1,108
Nektar Therapeutics (a)	27	361
Neogen Corp. (a)	15	662
Neogenomics Laboratories, Inc. (a)	17	574
Neurocrine Biosciences, Inc. (a)	12	1,023
Nevro Corp. (a)	6	457
Novavax, Inc. (a)	11	1,534
Novocure Limited (a)	13	954
NuVasive Inc. (a)	8	438
Oak Street Health MSO, LLC (a)	20	651
Ocugen, Inc. (a) (b)	30	137
Omnicell, Inc. (a)	6	1,091
OPKO Health, Inc. (a)	62	300
Option Care Health, Inc. (a)	22	621
Organon & Co.	34	1,031
Ortho Clinical Diagnostics Holdings PLC (a)	12	250
Outset Medical, Inc. (a)	8	346
Owens & Minor Inc.	10	452
Pacific Biosciences of California, Inc. (a)	29	583
Pacira Biosciences, Inc. (a)	7	431
Patterson Cos. Inc.	14	417
Penumbra, Inc. (a)	5	1,456
PerkinElmer Inc.	18	3,586

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Perrigo Company Public Limited Company	19	730
Pfizer Inc.	787	46,496
Phreesia, Inc. (a)	5	220
Premier Healthcare Solutions, Inc. - Class A	17	686
Prestige Consumer Healthcare Inc. (a)	8	492
Progyny, Inc. (a)	9	467
Prothena Corporation Public Limited Company (a)	5	263
PTC Therapeutics, Inc. (a)	12	458
Quest Diagnostics Incorporated	17	2,967
Quidel Corporation (a)	5	741
R1 RCM Inc. (a)	20	512
Reata Pharmaceuticals, Inc. - Class A (a)	4	115
Regeneron Pharmaceuticals, Inc. (a)	15	9,410
Relay Therapeutics, Inc. (a)	11	329
Repligen Corporation (a)	7	1,935
ResMed Inc.	20	5,316
Revolution Medicines, Inc. (a)	8	198
Royalty Pharma PLC - Class A	50	1,979
Sage Therapeutics Inc. (a)	8	360
Sana Biotechnology, Inc. (a)	10	150
Sarepta Therapeutics, Inc. (a)	11	1,005
Schrodinger, Inc. (a)	6	208
Seagen Inc. (a)	19	2,921
Seer, Inc. - Class A (a) (b)	4	94
Select Medical Holdings Corporation	14	416
Sharecare Operating Company, Inc. - Class A (a) (b)	41	183
Shockwave Medical, Inc. (a)	4	784
Sotera Health LLC (a)	10	226
Springworks Therapeutics, Inc. (a)	4	277
Staar Surgical Co. (a)	7	640
Steris Limited	14	3,371
Stryker Corporation	47	12,529
Symbion, Inc. (a)	4	236
Syneos Health, Inc. - Class A (a)	13	1,384
Tandem Diabetes Care Inc. (a)	9	1,368
Teladoc Health, Inc. (a)	23	2,072
Teleflex Incorporated	7	2,200
Tenet Healthcare Corporation (a)	15	1,260
TG Biologics, Inc. (a)	19	357
The Ensign Group, Inc.	8	701
Thermo Fisher Scientific Inc.	55	36,884
Tilray, Inc. (a)	65	458
Turning Point Therapeutics, Inc. (a)	7	330
Twist Bioscience Corporation (a)	8	609
Ultragenyx Pharmaceutical Inc. (a)	9	761
United Therapeutics Corporation (a)	7	1,430
UnitedHealth Group Incorporated	132	66,347
Universal Health Services Inc. - Class B	9	1,204
Veeva Systems Inc. - Class A (a)	20	5,067
Veracyte, Inc. (a)	11	450
Vericel Corporation (a)	7	256
Vertex Pharmaceuticals Incorporated (a)	36	7,820
Viatris, Inc.	173	2,335
VIR Biotechnology, Inc. (a)	11	443
Waters Corp. (a)	9	3,273
West Pharmaceutical Services Inc.	10	4,843
Xencor, Inc. (a)	10	381
Zeno Pharmaceuticals, Inc. (a)	4	359
Zimmer Biomet Holdings, Inc.	29	3,698
Zoetis Inc. - Class A	66	16,155
		871,673
Consumer Discretionary 11.9%
Abercrombie & Fitch Co. - Class A (a)	9	304
Academy, Ltd. (a)	10	426
Acushnet Holdings Corp.	6	299
Adient Public Limited Company (a)	13	609
Advance Auto Parts, Inc.	9	2,175
Airbnb, Inc. - Class A (a)	48	8,035
Amazon.com, Inc. (a)	61	204,012
American Eagle Outfitters, Inc.	21	522
Aptiv PLC (a)	38	6,289
Aramark	37	1,379
Asbury Automotive Group, Inc. (a)	3	530
Autoliv, Inc.	10	1,023
AutoNation, Inc. (a)	5	563
AutoZone, Inc. (a)	3	6,128
Bath & Body Works Direct, Inc.	38	2,656
Best Buy Co., Inc.	30	3,043
Boot Barn Holdings, Inc. (a)	4	490
BorgWarner Inc.	35	1,576
Boyd Gaming Corporation (a)	11	746
Bright Horizons Family Solutions Inc. (a)	8	1,065
Brunswick Corp.	10	974
Burlington Stores Inc. (a)	10	2,774
Caesars Entertainment, Inc. (a)	31	2,855
Callaway Golf Co. (a)	15	416
Capri Holdings Limited (a)	21	1,342
CarMax Inc. (a)	22	2,869
Carnival Plc (a)	114	2,298
Carter's Inc.	6	603
Carvana Co. - Class A (a)	12	2,740
Century Communities Inc.	4	349
Cheesecake Factory Inc. (a)	6	238
Chegg, Inc. (a)	21	656
Chewy, Inc. - Class A (a) (b)	12	728
Chipotle Mexican Grill Inc. (a)	4	6,956
Choice Hotels International Inc.	5	749
Churchill Downs Inc.	5	1,211
Columbia Sportswear Co.	5	491
Coursera, Inc. (a)	9	230
Cracker Barrel Old Country Store, Inc.	2	295
Crocs Inc. (a)	7	952
D.R. Horton, Inc.	46	4,961
Dana Holding Corp.	24	541
Darden Restaurants Inc.	19	2,809
Deckers Outdoor Corp. (a)	4	1,412
Dick's Sporting Goods Inc. (b)	9	1,070
Dillard's Inc. - Class A (b)	1	187
Dollar Tree Inc. (a)	31	4,424
Domino's Pizza, Inc.	5	2,934
Doordash, Inc. - Class A (a)	23	3,440
Dorman Products Inc. (a)	4	429
Draftkings Inc. - Class A (a)	48	1,321
Dutch Bros Inc. - Class A (a)	4	208
eBay Inc.	88	5,883
ETSY, Inc. (a)	18	3,974
Faraday Future Intelligent Electric Inc. (a)	2	13
Fisker Group Inc. - Class A (a) (b)	20	315
Five Below, Inc. (a)	8	1,621
Floor & Decor Holdings Inc. - Class A (a)	15	1,955
Foot Locker, Inc.	13	554
Ford Motor Company	557	11,559
Fox Factory Holding Corp. (a)	6	1,025
Frontdoor, Inc. (a)	12	425
GameStop Corp. - Class A (a) (b)	9	1,297
Gap Inc.	31	554
Garmin Ltd.	20	2,789
General Motors Company (a)	202	11,868
Gentex Corp.	35	1,213
Gentherm Incorporated (a)	5	423
Genuine Parts Co.	20	2,868
Graham Holdings Co. - Class B	—	311
Grand Canyon Education, Inc. (a)	6	539
Group 1 Automotive Inc.	3	530
H & R Block, Inc.	26	605
Hanesbrands Inc.	51	846
Harley-Davidson, Inc.	22	834
Hasbro, Inc.	19	1,902
Hayward Holdings, Inc. (a)	8	207
Helen of Troy Ltd (a)	3	825
Hilton Grand Vacations Inc. (a)	14	728
Hilton Worldwide Holdings Inc. (a)	39	6,149
Hyatt Hotels Corp. - Class A (a)	6	554
Installed Building Products, Inc.	4	523
iRobot Corp. (a) (b)	4	295
Jack in the Box Inc.	3	274
KB Home	10	446
Kohl's Corporation	22	1,069
Kontoor Brands, Inc.	8	397

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Las Vegas Sands Corp. (a)	49	1,852
LCI Industries	4	641
Lear Corporation	8	1,523
Leggett & Platt Inc.	19	795
Lennar Corporation - Class A	37	4,344
Lennar Corporation - Class B	3	246
Leslie's, Inc. (a)	21	488
Levi Strauss & Co. - Class A	12	298
LGI Homes, Inc. (a)	2	359
Lithia Motors Inc. - Class A	4	1,291
LKQ Corporation	39	2,321
Lowe`s Companies, Inc.	98	25,228
Lucid Group, Inc. (a) (b)	78	2,981
Lululemon Athletica Inc. (a)	16	6,396
Luminar Technologies Inc. - Class A (a) (b)	27	460
Macy's, Inc.	46	1,214
Marriott International, Inc. - Class A (a)	38	6,278
Marriott Vacations Worldwide Corporation	6	993
Mattel, Inc. (a)	51	1,089
McDonald's Corporation	105	28,101
MDC Holdings Inc.	9	510
Medifast, Inc.	2	342
MercadoLibre S.R.L (a)	7	8,785
Meritage Homes Corporation (a)	5	619
MGM Resorts International	52	2,317
Mohawk Industries Inc. (a)	7	1,295
Monro Inc.	5	280
Murphy USA Inc.	3	647
National Vision Holdings, Inc. (a)	11	550
Newell Brands Inc.	54	1,177
NIKE, Inc. - Class B	179	29,877
Nordstrom Inc. (a)	18	401
Norwegian Cruise Line Holdings Ltd. (a)	55	1,151
NVR, Inc. (a)	—	2,789
Office Depot, Inc. (a)	5	206
Ollie's Bargain Outlet Holdings Inc. (a)	9	475
O'Reilly Automotive, Inc. (a)	9	6,579
Overstock.com Inc. (a)	6	343
Papa John's International Inc.	5	611
Peloton Interactive, Inc. - Class A (a)	43	1,545
Penn National Gaming Inc. (a)	23	1,169
Penske Automotive Group, Inc.	5	555
Petco Health And Wellness Company, Inc. - Class A (a)	11	211
Planet Fitness, Inc. - Class A (a)	12	1,062
Polaris Industries Inc.	9	938
Pool Corporation	6	3,241
PROG Holdings, Inc.	7	308
Pulte Homes Inc.	36	2,080
PVH Corp.	10	1,053
Quantumscape Battery, Inc. - Class A (a) (b)	32	704
Qurate Retail, Inc. - Series A	54	407
Ralph Lauren Corp. - Class A	7	806
Red Rock Resorts, Inc. - Class A	9	503
Rent-A-Center, Inc.	8	396
Revolve Group - Class A (a)	6	326
RH (a)	2	1,319
Ross Stores Inc.	50	5,734
Royal Caribbean Cruises Ltd.	32	2,423
Scientific Games Corporation (a)	13	878
Seaworld Entertainment, Inc. (a)	7	468
Service Corp. International	23	1,666
Shake Shack Inc. - Class A (a)	6	424
Shutterstock Inc.	4	403
Signet Jewelers Limited	7	626
Six Flags Operations Inc.	12	525
Skechers U.S.A. Inc. - Class A (a)	19	841
Skyline Corp. (a)	7	582
Sleep Number Corporation (a)	3	264
Sonos, Inc. (a)	20	604
Starbucks Corporation	165	19,318
Steven Madden Ltd.	10	478
Stitch Fix, Inc. - Class A (a)	10	184
Tapestry Inc.	38	1,545
Taylor Morrison Home II Corporation - Class A (a)	17	588
Tempur Sealy International, Inc.	27	1,256
Terminix Global Hldgs Inc. (a)	19	846
Tesla Inc. (a)	114	120,594
Texas Roadhouse Inc. - Class A	9	839
The Goodyear Tire & Rubber Company (a)	38	814
The Home Depot, Inc.	148	61,443
The Wendy's Company	26	617
Thor Industries Inc.	8	822
TJX Cos. Inc.	167	12,712
Toll Brothers Inc.	16	1,177
TopBuild Corp. (a)	5	1,323
Tractor Supply Co.	16	3,907
Travel + Leisure Co.	12	663
TRI Pointe Homes, Inc. (a)	15	414
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8	3,190
Under Armour Inc. - Class A (a)	29	616
Under Armour Inc. - Class C (a)	30	536
Urban Outfitters Inc. (a)	11	328
Vail Resorts, Inc.	6	1,879
Veoneer, Inc. (a)	11	406
VF Corp.	46	3,377
Victoria's Secret & Co. (a)	9	510
Vista Outdoor Inc. (a)	7	343
Visteon Corporation (a)	4	498
Vroom, Inc. (a) (b)	16	173
Wayfair Inc. - Class A (a) (b)	11	2,105
Whirlpool Corporation	8	1,820
Williams-Sonoma Inc.	11	1,828
Wingstop Inc.	4	727
Winnebago Industries Inc.	5	360
Wolverine World Wide, Inc.	14	389
Wyndham Hotels & Resorts, Inc.	14	1,215
Wynn Resorts, Limited (a)	15	1,303
YETI Holdings, Inc. (a)	11	904
Yum! Brands, Inc.	41	5,746
		796,408
Financials 10.9%
Affiliated Managers Group, Inc.	6	940
AFLAC Incorporated	84	4,918
Alleghany Corporation (a)	2	1,350
Ally Financial Inc.	51	2,410
American Equity Investment Life Holding Company	11	420
American Express Company	89	14,522
American Financial Group, Inc.	10	1,343
American International Group, Inc.	117	6,650
American National Group, Inc.	1	269
Ameriprise Financial, Inc.	16	4,722
Ameris Bancorp	9	446
Annaly Capital Management, Inc.	210	1,640
AON Public Limited Company - Class A	31	9,335
Apollo Global Management, Inc. - Class A (b)	30	2,194
Arch Capital Group Ltd. (a)	56	2,469
Ares Management Corporation - Class A	22	1,818
Arthur J Gallagher & Co.	30	5,038
Artisan Partners Asset Management Inc. - Class A	10	481
Associated Banc-Corp	16	364
Assurant, Inc.	7	1,098
Assured Guaranty Ltd.	10	514
Athene Holding Ltd - Class A (a) (d)	18	1,536
Atlantic Union Bank	8	282
AXIS Capital Holdings Limited	11	591
Axos Financial, Inc. (a)	6	323
BancFirst Corporation	3	199
Bank of America Corporation	1,010	44,950
Bank of Hawaii Corporation	7	551
Bank OZK	17	777
BankUnited, Inc.	12	526
Berkshire Hathaway Inc. - Class B (a)	257	76,817
BlackRock, Inc.	20	18,543
Blackstone Mortgage Trust, Inc. - Class A	21	638
Blue Owl Capital Inc. - Class A	21	313
BOK Financial Corporation	5	532
Brighthouse Financial, Inc. (a)	12	625
Brightsphere Investment Group Inc.	8	198

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Brown & Brown Inc.	33	2,298
Cadence Bank, N.A.	28	834
Cannae Holdings, Inc. (a)	14	499
Capital One Financial Corporation	60	8,708
Cathay General Bancorp	12	525
Chubb Limited	60	11,653
Cincinnati Financial Corporation	21	2,444
CIT Group Inc.	14	701
Citigroup Inc.	277	16,741
Citizens Financial Group Inc.	59	2,810
CME Group Inc. - Class A	51	11,638
CNO Financial Group, Inc.	18	426
Cohen & Steers, Inc.	4	358
Coinbase Global, Inc. - Class A (a)	4	1,081
Columbia Banking System Inc.	12	381
Comerica Inc.	19	1,657
Commerce Bancshares Inc.	16	1,121
Community Bank System Inc.	7	538
Credit Acceptance Corp. (a) (b)	1	721
Cullen/Frost Bankers Inc.	8	1,029
CVB Financial Corp.	21	447
Discover Financial Services	41	4,710
East West Bancorp, Inc.	20	1,563
Eastern Bankshares, Inc.	26	533
Enstar Group Limited (a)	2	403
Equitable Holdings, Inc.	51	1,663
Erie Indemnity Company - Class A	3	674
Essent Group Ltd.	16	713
Evercore Inc. - Class A	6	805
Everest Re Group, Ltd.	6	1,559
FactSet Research Systems Inc.	5	2,576
Federated Investors, Inc. - Class B	15	578
Fidelity National Financial, Inc. - Class A	41	2,144
Fifth Third Bancorp	95	4,120
First American Financial Corporation	16	1,237
First Bancorp.	30	417
First Citizens BancShares, Inc. - Class A	1	840
First Financial Bancorp.	10	243
First Financial Bankshares, Inc.	18	923
First Hawaiian, Inc.	17	472
First Horizon National Corporation	77	1,250
First Merchants Corporation	4	170
First Republic Bank	25	5,148
FirstCash Holdings, Inc. (a)	7	493
Flagstar Bancorp, Inc.	7	326
FNB Corp.	49	595
Focus Financial Partners Inc. - Class A (a)	6	365
Franklin Resources Inc.	41	1,357
Freedom Holding Corp. (a) (b)	3	200
Fulton Financial Corp.	27	451
Genworth Financial, Inc. - Class A (a)	77	313
Glacier Bancorp, Inc.	13	754
Globe Life Inc.	13	1,220
Goosehead Insurance, Inc. - Class A	3	351
Green Dot Corporation - Class A (a)	9	323
Hamilton Lane Inc. - Class A	5	537
Hancock Whitney Co.	12	588
Hanover Insurance Group Inc.	5	657
Hilltop Holdings Inc.	11	372
Hippo Holdings Inc. - Class A (a)	70	197
Home BancShares, Inc.	20	492
Houlihan Lokey Inc. - Class A	7	753
Huntington Bancshares Incorporated	193	2,983
Independence Holdings, LLC	14	682
Independent Bank Corp.	5	440
Independent Bank Group, Inc.	6	432
Interactive Brokers Group, Inc. - Class A	11	913
Intercontinental Exchange, Inc.	80	10,924
International Bancshares Corporation	9	388
Invesco Ltd.	51	1,169
Investors Bancorp, Inc.	34	520
Jackson Financial Inc. - Class A (d)	5	230
Janus Henderson Group PLC	25	1,052
Jefferies Financial Group Inc.	24	944
JPMorgan Chase & Co.	415	65,649
K.K.R. Co., Inc. - Class A	83	6,147
Kemper Corp.	9	502
KeyCorp	126	2,917
Kinsale Capital Group, Inc.	3	690
Lemonade, Inc. (a) (b)	3	129
LendingClub Corporation (a)	14	345
LendingTree, Inc. (a)	2	216
Lincoln National Corporation	25	1,714
Live Oak Bancshares, Inc.	5	395
Loews Corp.	27	1,538
LPL Financial Holdings Inc.	11	1,836
M&T Bank Corporation	18	2,826
Markel Corporation (a)	2	2,425
MarketAxess Holdings Inc.	5	2,235
Marsh & McLennan Companies, Inc.	71	12,299
Mercury General Corp.	4	231
MetLife, Inc.	99	6,157
MGIC Investment Corp.	52	743
Moelis & Company LLC - Class A	10	594
Moody's Corp.	23	8,817
Morgan Stanley	201	19,690
Morningstar Inc.	3	1,053
Mr. Cooper Group Inc. (a)	12	483
MSCI Inc. - Class A	12	7,154
NASDAQ Inc.	16	3,328
Navient Corporation	25	526
Nelnet, Inc. - Class A	2	198
New York Community Bancorp Inc. - Series A	69	842
NMI Holdings Inc. - Class A (a)	12	268
Northern Trust Corp.	30	3,573
Old National Bancorp	25	456
Old Republic International Corp.	41	1,008
Open Lending Corporation - Class A (a)	14	305
Pacific Premier Bancorp, Inc.	13	511
PacWest Bancorp	16	745
PennyMac Financial Services, Inc.	4	302
People's United Financial Inc.	62	1,107
Pinnacle Financial Partners, Inc.	11	1,056
Popular Inc.	11	881
Primerica, Inc.	6	854
Principal Financial Group, Inc.	36	2,577
Progressive Corp.	83	8,510
Prosperity Bancshares Inc.	13	974
Prudential Financial Inc.	52	5,615
Radian Group Inc.	28	598
Raymond James Financial Inc.	26	2,625
Regions Financial Corporation	137	2,981
Reinsurance Group of America, Incorporated	8	914
RenaissanceRe Holdings Ltd	7	1,123
Renasant Corporation	6	217
RLI Corp.	5	604
Rocket Companies, Inc. - Class A (b)	19	263
Ryan Specialty Group Holdings, Inc. - Class A (a)	6	255
S&P Global Inc.	34	15,892
Sandy Spring Bancorp Inc.	4	197
SEI Investments Co.	15	917
Selective Insurance Group Inc.	8	694
SelectQuote, Inc. (a)	7	65
ServisFirst Bancshares, Inc.	8	658
Signature Bank	9	2,814
Silvergate Capital Corporation - Class A (a)	3	428
Simmons First National Corp. - Class A	18	521
SLM Corporation	43	851
SoFi Technologies, Inc. (a) (b)	69	1,090
South State Corp.	10	805
State Street Corporation	50	4,695
Sterling Bancorp	29	761
Stifel Financial Corp.	15	1,066
SVB Financial Group (a)	8	5,646
Synchrony Financial	76	3,537
Synovus Financial Corp.	22	1,029
T. Rowe Price Group, Inc.	31	6,090
Texas Capital Bancshares, Inc. (a)	8	502
TFS Financial Corporation	8	140
The Allstate Corporation	39	4,617

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
The Bank of New York Mellon Corporation	105	6,104
The Blackstone Group Inc. - Class A	97	12,541
The Carlyle Group, Inc.	20	1,123
The Charles Schwab Corporation	210	17,673
The Goldman Sachs Group, Inc.	48	18,256
The Hartford Financial Services Group, Inc.	48	3,323
The PNC Financial Services Group, Inc.	59	11,818
The Travelers Companies, Inc.	34	5,324
TowneBank	6	200
Tradeweb Markets Inc. - Class A	15	1,542
Triumph Bancorp, Inc. (a)	3	384
Truist Financial Corporation	188	11,014
Trupanion Inc. (a)	5	713
U.S. Bancorp	187	10,483
UMB Financial Corp.	6	643
Umpqua Holdings Corp.	33	631
United Bankshares Inc.	18	649
United Community Banks, Inc.	14	510
Unum Group	29	709
Upstart Holdings, Inc. (a)	7	1,080
Valley National Bancorp	59	814
Virtu Financial Inc. - Class A	13	376
Virtus Partners, Inc.	1	208
Voya Financial, Inc.	16	1,055
W. R. Berkley Corporation	20	1,649
Walker & Dunlop, Inc.	4	594
Washington Federal Inc.	9	293
Webster Financial Corp.	12	697
Wells Fargo & Company	562	26,955
WesBanco Inc.	11	383
Western Alliance Bancorp	15	1,573
White Mountains Insurance Group Ltd	—	482
Willis Towers Watson Public Limited Company	17	4,091
Wintrust Financial Corporation	8	731
WSFS Financial Corp.	6	293
Zions Bancorp	23	1,424
		730,068
Communication Services 9.6%
Activision Blizzard, Inc.	108	7,161
Alphabet Inc. - Class A (a)	42	122,252
Alphabet Inc. - Class C (a)	39	113,501
Altice USA, Inc. - Class A (a)	36	580
AMC Entertainment Holdings, Inc. - Class A (a) (b)	73	1,993
AT&T Inc.	1,001	24,625
Azek Company Inc - Class A (a)	17	775
Booking Holdings Inc. (a)	6	13,774
Bumble Inc. - Class A (a)	13	424
Cable One, Inc.	1	1,171
Cardlytics, Inc. (a)	5	344
Cargurus Inc. - Class A (a)	11	384
Charter Communications, Inc. - Class A (a)	17	11,281
Cinemark Holdings, Inc. (a)	15	249
Cogent Communications Group, Inc.	7	507
Comcast Corporation - Class A	640	32,206
Discovery, Inc. - Series A (a) (b)	21	499
Discovery, Inc. - Series C (a)	44	1,012
Dish Network Corporation - Class A (a)	33	1,083
Electronic Arts Inc.	39	5,185
Expedia Group, Inc. (a)	20	3,588
Facebook, Inc. - Class A (a)	332	111,652
Fox Corporation - Class A	44	1,629
Fox Corporation - Class B	22	744
Frontier Communications Parent, Inc. (a)	27	791
FuboTV Inc. (a) (b)	21	327
Globalstar, Inc. (a)	150	174
IAC/Interactive Corp. (a)	12	1,587
iHeartMedia, Inc. - Class A (a)	15	305
Interpublic Group of Cos. Inc.	56	2,101
Iridium Communications Inc. (a)	17	687
John Wiley & Sons Inc. - Class A	7	404
Liberty Broadband Corp. - Series A (a)	4	606
Liberty Broadband Corp. - Series C (a)	19	3,053
Liberty Latin America Ltd. - Class A (a)	8	93
Liberty Latin America Ltd. - Class C (a)	25	284
Liberty Media Corporation - Series A (a)	4	251
Liberty Media Corporation - Series C (a)	28	1,751
Liberty SiriusXM Group - Series A (a)	11	572
Liberty SiriusXM Group - Series C (a)	23	1,156
Lions Gate Entertainment Corp. - Class A (a)	9	154
Lions Gate Entertainment Corp. - Class B (a)	17	269
Live Nation Entertainment, Inc. (a)	18	2,209
Lumen Technologies Inc.	126	1,587
Lyft, Inc. - Class A (a)	42	1,784
Magnite, Inc. (a)	18	310
Match Group Holdings II, LLC (a)	39	5,179
Netflix, Inc. (a)	62	37,436
New York Times Co. - Class A	21	1,017
News Corporation - Class A	58	1,286
News Corporation - Class B	20	449
Nexstar Media Group, Inc. - Class A	6	929
Omnicom Group Inc.	31	2,248
Pinterest, Inc. - Class A (a)	80	2,894
Playtika Holding Corp. (a)	11	199
Roku Inc. - Class A (a)	16	3,688
Sirius XM Holdings Inc. (b)	141	893
Skillz Inc. - Class A (a) (b)	36	269
Snap Inc. - Class A (a)	152	7,150
Take-Two Interactive Software Inc. (a)	17	2,966
TechTarget, Inc. (a)	4	349
TEGNA Inc.	32	590
The Madison Square Garden Company - Class A (a)	3	490
T-Mobile USA, Inc. (a)	84	9,690
TripAdvisor Inc. (a)	16	429
Twitter, Inc. (a)	110	4,772
Verizon Communications Inc.	581	30,179
ViacomCBS Inc. - Class B	87	2,620
Vimeo Holdings, Inc. (a)	22	393
Vonage Holdings Corp. (a)	34	711
Walt Disney Co.	255	39,484
Warner Music Group Corp. - Class A	14	624
World Wrestling Entertainment, Inc. - Class A	8	382
Yelp Inc. (a)	10	355
Zillow Group, Inc. - Class A (a)	6	373
Zillow Group, Inc. - Class C (a)	24	1,549
ZoomInfo Technologies Inc. - Class A (a)	43	2,758
Zynga Inc. - Class A (a)	147	941
		640,366
Industrials 8.6%
3M Company	81	14,328
AAON, Inc.	7	523
ABM Industries Incorporated	11	446
Acuity Brands, Inc.	5	1,090
ADT, Inc.	25	209
Advanced Drainage Systems, Inc.	7	976
AECOM	20	1,573
Aerojet Rocketdyne Holdings, Inc.	12	549
AeroVironment, Inc. (a)	3	168
AGCO Corporation	9	1,070
Air Lease Corporation - Class A	15	644
Alaska Air Group, Inc. (a)	18	945
Albany International Corp. - Class A	2	215
Alight, Inc. - Class A (a)	30	324
Allegiant Travel Company (a)	2	396
Allegion Public Limited Company	13	1,731
Allison Systems, Inc.	15	560
Altra Industrial Motion Corp.	10	515
AMERCO	1	1,031
Ameresco, Inc. - Class A (a)	4	349
American Airlines Group Inc. (a)	92	1,661
AMETEK, Inc.	33	4,880
AO Smith Corp.	19	1,628
APi Group Corporation (a)	25	639
Applied Industrial Technologies, Inc.	5	524
Arcosa, Inc.	8	415
Armstrong World Industries, Inc.	7	765
Array Tech, Inc. (a)	18	282
ASGN Incorporated (a)	7	910
Atkore International Group Inc. (a)	7	723

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Avis Budget Group, Inc. (a)	6	1,187
Axone Intelligence Inc. (a)	9	1,408
Barnes Group Inc.	8	360
Beacon Roofing Supply, Inc. (a)	9	518
Bloom Energy Corporation - Class A (a)	17	373
Boise Cascade Company	6	398
Brady Corp. - Class A	8	425
Brink's Co.	8	525
Builders FirstSource, Inc. (a)	27	2,313
BWXT Government Group, Inc.	13	639
C.H. Robinson Worldwide, Inc.	17	1,881
Carlisle Cos. Inc.	8	1,886
Carrier Global Corporation	123	6,692
Casella Waste Systems Inc. - Class A (a)	8	662
Caterpillar Inc.	76	15,618
Chargepoint Inc. - Class A (a) (b)	21	403
Chart Industries, Inc. (a)	5	814
Cimpress Public Limited Company (a)	3	220
Cintas Corp.	12	5,431
Clarivate PLC (a)	51	1,202
Clean Harbors Inc. (a)	7	686
Colfax Corp. (a)	19	864
Comfort Systems USA Inc.	5	501
Copart Inc. (a)	30	4,581
CoStar Group, Inc. (a)	55	4,384
Crane Co.	7	692
CSX Corp.	308	11,573
Cummins Inc.	20	4,293
Curtiss-Wright Corp.	6	802
Deere & Company	40	13,595
Delta Air Lines, Inc. (a)	92	3,589
Donaldson Co. Inc.	19	1,103
Dover Corporation	20	3,701
Driven Brands Holdings Inc. (a)	6	218
Dun & Bradstreet Holdings, Inc. (a)	22	460
Dycom Industries, Inc. (a)	5	473
Eaton Corporation Public Limited Company	57	9,766
Elance, Inc. (a)	15	509
EMCOR Group, Inc.	8	1,019
Emerson Electric Co.	83	7,676
Encore Wire Corp.	3	381
EnerSys	6	447
Enovix Operations Inc. (a) (b)	14	383
Equifax Inc.	17	5,020
ESCO Technologies Inc.	4	381
Evoqua Water Technologies Corp. (a)	17	787
Expeditors International of Washington Inc.	24	3,175
Exponent, Inc.	7	871
Fastenal Co.	81	5,181
Federal Signal Corporation	10	432
FedEx Corporation	35	9,015
Flowserve Corporation	18	556
Fluor Corp. (a)	18	444
Fortive Corporation	52	3,962
Fortune Brands Home & Security, Inc.	19	2,044
Forward Air Corp.	4	442
Franklin Electric Co. Inc.	6	599
FTI Consulting Inc. (a)	5	716
FuelCell Energy, Inc. (a) (b)	45	234
Gates Industrial Corporation PLC (a)	11	173
GATX Corporation	6	599
Generac Holdings Inc. (a)	9	3,185
General Dynamics Corporation	32	6,678
General Electric Company	155	14,665
Gibraltar Industries Inc. (a)	4	234
Graco Inc.	24	1,921
GrafTech International Ltd.	23	274
GXO Logistics Inc. (a)	14	1,227
HEICO Corp.	6	875
HEICO Corp. - Class A	10	1,334
Helios Technologies, Inc.	5	519
Herc Holdings Inc.	3	548
Herman Miller Inc.	8	325
Hexcel Corp. (a)	12	614
Hillenbrand Inc.	10	506
Honeywell International Inc.	96	19,981
Howmet Aerospace Inc.	55	1,746
HUB Group Inc. - Class A (a)	5	406
Hubbell Inc.	8	1,584
Huntington Ingalls Industries Inc.	5	1,004
IAA Spinco Inc. (a)	20	1,005
IDEX Corporation	11	2,570
IHS Markit Ltd.	55	7,341
Illinois Tool Works Inc.	38	9,291
Ingersoll Rand Inc.	56	3,461
Insperity, Inc.	6	681
ITT Industries Holdings, Inc.	12	1,219
Jacobs Engineering Group Inc.	19	2,597
JB Hunt Transport Services Inc.	11	2,278
JELD-WEN Holding, Inc. (a)	12	322
JetBlue Airways Corporation (a)	47	667
Joby Aviation, Inc. - Class A (a) (b)	38	274
John Bean Technologies Corp.	4	686
Johnson Controls International Public Limited Company	99	8,036
Kadant Inc.	1	253
Kennametal Inc.	14	489
Kirby Corp. (a)	10	580
Knight-Swift Transportation Holdings Inc. - Class A	23	1,401
Korn Ferry	6	464
Kratos Defense & Security Solutions, Inc. (a)	20	390
L3Harris Technologies, Inc.	27	5,832
Landstar System Inc.	6	993
Lennox International Inc.	5	1,582
Lincoln Electric Holdings Inc.	9	1,225
Lockheed Martin Corporation	35	12,344
ManpowerGroup Inc.	8	762
Masco Corporation	34	2,420
Masonite International Corporation (a)	4	471
MasTec Inc. (a)	8	742
Matson Intermodal - Paragon, Inc.	5	417
Mercury Systems Inc. (a)	9	504
Microvast Holdings, Inc. (a) (b)	32	180
Middleby Corp. (a)	8	1,522
Moog Inc. - Class A	5	390
MSA Safety Inc.	5	795
MSC Industrial Direct Co. - Class A	6	530
Mueller Industries Inc.	5	321
Mueller Water Products Inc. - Class A	15	211
Nielsen Holdings plc	52	1,064
Nikola Subsidiary Corporation (a) (b)	23	227
Nordson Corp.	8	1,972
Norfolk Southern Corporation	34	10,057
Northrop Grumman Systems Corp.	21	8,045
Nvent Electric Public Limited Company	25	934
Old Dominion Freight Line Inc.	13	4,615
Oshkosh Corp.	9	1,035
Otis Worldwide Corporation	60	5,249
Owens Corning Inc.	15	1,330
PACCAR Inc.	50	4,397
Parker-Hannifin Corporation	19	5,903
Parsons Corporation (a)	4	130
Pentair Public Limited Company	23	1,690
Plug Power Inc. (a)	73	2,063
Proterra Operating Company, Inc. (a) (b)	26	229
Quanta Services, Inc.	20	2,275
Raytheon BBN Technologies Corp.	210	18,086
RBC Bearings Incorporated (a)	4	728
Regal-Beloit Corp.	10	1,629
Republic Services Inc.	30	4,153
Resideo Technologies, Inc. (a)	17	430
Robert Half International Inc.	16	1,783
Rocket Lab USA, Inc. - Class A (a)	20	245
Rockwell Automation Inc.	16	5,723
Rollins Inc.	33	1,117
Rollins Road Acquisition Company (a)	18	342
Roper Technologies, Inc.	15	7,343
Rush Enterprises Inc. - Class A	7	391
Ryder System, Inc.	8	625
Saia, Inc. (a)	4	1,251

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Schneider National, Inc. - Class B	6	161
Sensata Technologies Holding PLC (a)	22	1,355
Shoals Technologies LLC - Class A (a)	11	274
Simpson Manufacturing Co. Inc.	6	850
SiteOne Landscape Supply, Inc. (a)	6	1,569
SkyWest Inc. (a)	7	281
Snap-On Inc.	8	1,716
Southwest Airlines Co. (a)	83	3,534
Spirit Aerosystems Holdings Inc. - Class A	15	631
Spirit Airlines, Inc. (a)	15	327
SPX Corp. (a)	7	435
SPX Flow, Inc.	6	499
Stanley Black & Decker, Inc.	23	4,411
Stericycle Inc. (a)	13	793
SunRun Inc. (a)	29	992
Teledyne Technologies Inc. (a)	7	2,912
Terex Corp.	10	427
Tetra Tech, Inc.	8	1,305
Textron Inc.	30	2,278
The Boeing Company (a)	78	15,689
Timken Co.	10	674
Toro Co.	15	1,526
Trane Technologies Public Limited Company	34	6,794
TransDigm Group Inc. (a)	7	4,577
TransUnion	28	3,267
Trex Company, Inc. (a)	15	2,057
TriNet Group Inc. (a)	6	615
Trinity Industries Inc.	13	407
Triton Container International Limited	11	651
Tusimple Holdings Inc. - Class A (a) (b)	4	156
Uber Technologies, Inc. (a)	236	9,902
UFP Industries, Inc.	8	777
UniFirst Corp.	2	519
Union Pacific Corporation	90	22,731
United Airlines Holdings, Inc. (a)	45	1,987
United Parcel Service Inc. - Class B	102	21,896
United Rentals Inc. (a)	10	3,325
Univar Solutions Inc. (a)	25	706
Valmont Industries Inc.	3	738
Verisk Analytics, Inc.	23	5,204
Vertiv Holdings, LLC - Class A	39	986
Vicor Corp. (a)	4	446
Virgin Galactic Holdings, Inc. - Class A (a) (b)	21	286
W. W. Grainger, Inc.	6	3,035
Wabtec Corp.	26	2,416
Waste Management, Inc.	54	8,966
Watsco Inc.	5	1,408
Watts Water Technologies Inc. - Class A	4	753
Welbilt Inc. (a)	18	427
Werner Enterprises Inc.	9	443
WESCO International, Inc. (a)	6	820
WillScot Mobile Mini Holdings Corp. - Class A (a)	31	1,286
Woodward Governor Co.	9	934
XPO Logistics, Inc. (a)	14	1,073
Xylem Inc.	25	3,057
Zurn Water Solutions Corporation	17	613
		573,181
Consumer Staples 5.7%
Albertsons Companies, Inc. - Class A (b)	14	411
Altria Group, Inc.	258	12,209
Archer-Daniels-Midland Company	77	5,232
Beyond Meat, Inc. (a) (b)	7	468
BJ's Wholesale Club Holdings, Inc. (a)	19	1,299
Boston Beer Co. Inc. - Class A (a)	1	719
Brown-Forman Corp. - Class A	7	505
Brown-Forman Corp. - Class B	26	1,869
Bunge Limited	20	1,853
Campbell Soup Company	28	1,200
Casey's General Stores Inc.	5	1,061
Celsius Holdings, Inc. (a)	4	292
Central Garden & Pet Co. (a)	2	81
Central Garden & Pet Co. - Class A (a)	6	309
Church & Dwight Co. Inc.	35	3,559
Coca-Cola Consolidated Inc.	—	303
Colgate-Palmolive Co.	118	10,107
ConAgra Brands Inc.	65	2,213
Constellation Brands, Inc. - Class A	22	5,522
Costco Wholesale Corporation	62	35,187
Coty Inc. - Class A (a)	40	421
Darling Ingredients Inc. (a)	23	1,604
Dollar General Corporation	32	7,578
Energizer Holdings, Inc.	10	381
Estee Lauder Cos. Inc. - Class A	33	12,033
Flowers Foods Inc.	28	766
Freshpet Inc. (a)	6	598
General Mills, Inc.	86	5,776
Grocery Outlet Holding Corp. (a)	14	402
Hain Celestial Group Inc. (a)	13	570
Herbalife Nutrition Ltd. (a)	12	503
Hershey Co.	20	3,917
Hormel Foods Corp.	41	2,016
Hostess Brands, Inc. - Class A (a)	10	212
Ingredion Inc.	10	919
Inter Parfums Inc.	2	224
J&J Snack Foods Corp.	2	389
JM Smucker Co.	15	2,067
Kellogg Co.	36	2,320
Keurig Dr Pepper Inc.	104	3,822
Kimberly-Clark Corporation	47	6,787
Kraft Heinz Foods Company	91	3,259
Lamb Weston Holdings Inc.	20	1,272
Lancaster Colony Corp.	3	509
McCormick & Co. Inc.	35	3,386
Molson Coors Beverage Company - Class B	28	1,291
Mondelez International, Inc. - Class A	195	12,955
Monster Beverage 1990 Corporation (a)	54	5,174
National Beverage Corp.	4	171
Olaplex Holdings, Inc. (a)	7	215
PepsiCo, Inc.	194	33,694
Performance Food Group, Inc. (a)	19	888
Philip Morris International Inc.	218	20,748
Pilgrim's Pride Corporation (a)	8	222
Post Holdings, Inc. (a)	8	957
PriceSmart Inc.	4	276
Procter & Gamble Co.	339	55,414
Sanderson Farms Inc.	3	627
Seaboard Corp.	—	161
Spectrum Brands Legacy, Inc.	6	644
Sprouts Farmers Market, Inc. (a)	13	376
Sysco Corp.	74	5,781
Target Corporation	69	15,906
The Beauty Health Company - Class A (a)	14	333
The Clorox Company	18	3,063
The Coca-Cola Company	545	32,290
The Kroger Co.	93	4,225
The Simply Good Foods Company (a)	14	567
Tyson Foods Inc. - Class A	42	3,620
United Natural Foods Inc. (a)	8	382
US Foods Holding Corp. (a)	32	1,119
Walgreens Boots Alliance, Inc.	99	5,170
Walmart Inc.	199	28,837
WD-40 Co.	1	354
		381,590
Real Estate 3.5%
AGNC Investment Corp.	79	1,188
Agree Realty Corporation	10	745
Alexandria Real Estate Equities, Inc.	19	4,319
American Assets Trust, Inc.	6	210
American Campus Communities, Inc.	20	1,148
American Homes 4 Rent - Class A	40	1,741
American Tower Corporation	64	18,645
Americold Realty Trust	37	1,210
Apartment Income REIT Corp.	20	1,098
Apple Hospitality REIT, Inc.	31	502
Arbor Realty Trust, Inc.	18	323
AvalonBay Communities, Inc.	20	4,958
Boston Properties Inc.	20	2,296
Brandywine Realty Trust	24	325

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Brixmor Property Group Inc.	44	1,121
Camden Property Trust	14	2,520
CBRE Group, Inc. - Class A (a)	47	5,059
Chimera Investment Corporation	33	502
Corporate Office Properties Trust	18	512
Cousins Properties Incorporated	21	836
Crown Castle International Corp.	61	12,708
CubeSmart	28	1,616
Cushman & Wakefield PLC (a)	18	395
Cyrusone LLC	18	1,642
Digital Realty Trust Inc.	40	7,051
DigitalBridge Group, Inc. - Class A (a)	67	557
Douglas Emmett, Inc.	25	853
Duke Realty Corp.	54	3,557
EastGroup Properties Inc.	6	1,279
EPR Properties	10	475
Equinix, Inc.	13	10,763
Equity Commonwealth (a)	12	324
Equity Lifestyle Properties, Inc.	24	2,074
Equity Residential	49	4,425
Essential Properties Realty Trust, Inc.	16	470
Essex Property Trust Inc.	9	3,299
eXp World Holdings, Inc. (b)	9	308
Extra Space Storage Inc.	19	4,349
Federal Realty Investment Trust	10	1,300
First Industrial Realty Trust, Inc.	19	1,233
Four Corners Property Trust, Inc.	12	363
Gaming and Leisure Properties, Inc.	32	1,547
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11	587
Healthcare Realty Trust Inc.	23	721
Healthcare Trust of America, Inc. - Class A	29	967
Healthpeak Properties, Inc.	76	2,746
Highwoods Properties Inc.	15	658
Host Hotels & Resorts, Inc. (a)	103	1,797
Hudson Pacific Properties Inc.	25	609
Independence Realty Trust, Inc.	12	322
Innovative Industrial Properties, Inc.	3	899
Invitation Homes Inc.	82	3,699
Iron Mountain Incorporated	42	2,205
JBG Smith Properties	18	519
Jones Lang LaSalle Incorporated (a)	7	1,941
Kennedy-Wilson Holdings Inc.	20	479
Kilroy Realty Corporation	15	1,019
Kimco Realty Corporation	88	2,165
Kite Realty Naperville, LLC	29	628
Lamar Advertising Co. - Class A	12	1,470
Lexington Realty Trust	40	621
Life Storage Inc.	11	1,724
Macerich Co.	30	521
Medical Properties Trust, Inc.	81	1,919
Mid-America Apartment Communities, Inc.	16	3,699
National Health Investors, Inc.	7	425
National Retail Properties, Inc.	26	1,236
National Storage Affiliates Trust	11	731
New Residential Investment Corp.	70	752
Newmark Group, Inc. - Class A	24	450
Omega Healthcare Investors, Inc.	33	982
Open Doors Technology Inc. - Class A (a) (b)	50	726
OUTFRONT Media Inc.	19	523
Park Hotels & Resorts Inc. (a)	35	661
Pebblebrook Hotel Trust	18	408
Physicians Realty Trust	30	573
Piedmont Office Realty Trust Inc. - Class A	18	323
PotlatchDeltic Corp.	11	658
ProLogis Inc.	103	17,406
PS Business Parks, Inc.	3	605
Public Storage	21	7,928
Rayonier Inc.	20	793
Realty Income Corporation	78	5,612
Redfin Corporation (a) (b)	15	557
Regency Centers Corp.	23	1,701
Rexford Industrial Realty, Inc.	22	1,789
RLJ III-EM Columbus Lessee, LLC	22	308
Ryman Hospitality Properties, Inc. (a)	8	710
Sabra Health Care REIT, Inc.	31	420
Safehold Inc.	2	188
SBA Communications Corporation	15	5,908
Simon Property Group, Inc.	47	7,437
SITE Centers Corp.	24	377
SL Green Realty Corp.	10	695
Spirit Realty Capital, Inc.	16	792
St. Joe Co.	5	244
STAG Industrial, Inc.	22	1,063
Starwood Property Trust, Inc.	42	1,022
STORE Capital Corp.	34	1,179
Sun Communities Inc.	17	3,492
Sunstone Hotel Investors Inc. (a)	30	355
Terreno Realty Corporation	10	836
The Howard Hughes Corporation (a)	6	630
UDR, Inc.	39	2,329
Uniti Group Inc.	33	462
Urban Edge Properties	12	226
Ventas, Inc.	55	2,804
VICI Properties Inc. (b)	90	2,696
Vornado Realty Trust	23	949
W.P. Carey Inc.	26	2,151
Welltower Inc.	61	5,208
Wework Inc. - Class A (a) (b)	27	235
Weyerhaeuser Company	106	4,375
		233,691
Materials 2.8%
Air Products and Chemicals, Inc.	31	9,550
Albemarle Corporation	16	3,833
Alcoa Corporation	25	1,518
Amcor Plc	217	2,602
Amyris, Inc. (a) (b)	26	141
AptarGroup, Inc.	10	1,173
Arconic Corporation (a)	16	527
Ashland Global Holdings Inc.	8	831
Avery Dennison Corporation	12	2,569
Avient Corporation	13	716
Axalta Coating Systems Ltd. (a)	30	989
Balchem Corporation	4	744
Ball Corporation	46	4,409
Berry Global Group, Inc. (a)	18	1,364
Cabot Corp.	9	521
Celanese Corp. - Class A	15	2,467
CF Industries Holdings Inc.	30	2,128
Cleveland-Cliffs Inc. (a)	65	1,411
Commercial Metals Co.	16	586
Compass Minerals International, Inc.	6	287
Corteva, Inc.	103	4,882
Crown Holdings Inc.	17	1,872
Dow Inc.	105	5,956
DuPont de Nemours, Inc.	74	5,977
Eagle Materials Inc.	6	985
Eastman Chemical Co.	19	2,310
Ecolab Inc.	35	8,273
Element Solutions, Inc.	31	742
FMC Corporation	17	1,855
Freeport-McMoRan Inc.	208	8,678
Graphic Packaging Holding Company	40	780
Greif Inc. - Class A	4	262
H.B. Fuller Company	6	485
Hecla Mining Co.	81	421
Huntsman Corp.	30	1,059
Ingevity Corporation (a)	7	472
Innospec Inc.	4	361
International Flavors & Fragrances Inc.	36	5,391
International Paper Company	52	2,426
Linde Public Limited Company	72	24,908
Livent Corporation (a)	21	504
Louisiana-Pacific Corp.	13	1,039
LyondellBasell Industries N.V. - Class A	37	3,381
Martin Marietta Materials Inc.	9	3,891
Minerals Technologies Inc.	6	411
MOS Holdings Inc.	52	2,029
MP Materials Corp. - Class A (a) (b)	10	432

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
NewMarket Corp.	1	299
Newmont Corporation	112	6,969
Nucor Corporation	40	4,550
Olin Corporation	21	1,196
Packaging Corporation of America	13	1,775
PPG Industries, Inc.	33	5,737
Quaker Chemical Corp.	2	489
Ranpak Holdings Corp - Class A (a)	6	207
Reliance Steel & Aluminum Co.	9	1,432
Reynolds Consumer Products LLC	9	280
Reynolds Group Holdings Limited	7	84
Royal Gold Inc.	10	1,044
RPM International Inc.	19	1,870
Scotts Miracle-Gro Co.	6	953
Sealed Air Corporation	21	1,425
Sensient Technologies Corporation	6	568
Sherwin-Williams Co.	34	11,899
Silgan Holdings Inc.	13	552
Sonoco Products Co.	15	840
Southern Copper Corporation	12	753
Steel Dynamics Inc.	25	1,559
Stepan Co.	4	437
Summit Materials, Inc. - Class A (a)	19	750
The Chemours Company	25	838
Trinseo Public Limited Company	6	289
Tronox Holdings PLC	16	375
United States Steel Corporation	40	955
Valvoline, Inc.	25	923
Vulcan Materials Co.	19	3,901
Westlake Chemical Corporation	4	430
Westrock Company, Inc.	39	1,734
Worthington Industries Inc.	6	308
		183,569
Energy 2.6%
Antero Midstream Corporation	41	401
Antero Resources Corporation (a)	38	669
Apa Corp.	53	1,420
Baker Hughes, a GE Company, LLC - Class A	118	2,849
Cactus Inc. - Class A	7	278
California Resources Corporation	11	487
Callon Petroleum Company (a) (b)	7	324
ChampionX Corporation (a)	25	513
Cheniere Energy, Inc.	34	3,429
Chesapeake Energy Corporation	13	857
Chevron Corporation	270	31,635
Clean Energy Fuels Corp. (a)	18	109
CNX Resources Corporation (a)	33	460
ConocoPhillips	184	13,289
Continental Resources Inc. (b)	8	368
Coterra Energy Inc	117	2,231
Denbury Inc. (a)	7	528
Devon Energy Corporation	88	3,881
Diamondback Energy, Inc.	24	2,592
DT Midstream, Inc.	12	594
EOG Resources, Inc.	83	7,347
EQT Corporation (a)	43	928
Equitrans Midstream Corp.	59	611
Exxon Mobil Corporation	594	36,341
Halliburton Company	126	2,881
Helmerich & Payne Inc.	15	352
Hess Corporation	38	2,839
HollyFrontier Corp.	22	724
Kinder Morgan, Inc.	280	4,436
Magnolia Oil & Gas Corp. - Class A	20	376
Marathon Oil Corporation	102	1,680
Marathon Petroleum Corporation	86	5,534
Matador Resources Co.	15	559
Murphy Oil Corporation	20	524
New Fortress Energy Inc. - Class A (b)	9	214
NOV Inc.	58	785
Oasis Petroleum Inc.	3	334
Occidental Petroleum Corporation	125	3,620
ONEOK, Inc.	63	3,712
Ovintiv Canada ULC	39	1,301
PDC Energy, Inc.	14	659
Phillips 66	60	4,384
Pioneer Natural Resources Co.	32	5,805
Range Resources Corporation (a)	36	636
Reg Biofuels, LLC (a)	7	305
Schlumberger Ltd.	198	5,928
SM Energy Company	17	514
Southwestern Energy Co. (a)	144	671
Targa Resources Corp.	32	1,693
Texas Pacific Land Corporation	1	1,148
The Williams Companies, Inc.	167	4,344
Valaris Limited (a)	9	316
Valero Energy Corporation	59	4,409
Whiting Petroleum Corporation (a)	5	343
		173,167
Utilities 2.4%
ALLETE, Inc.	8	561
Alliant Energy Corporation	36	2,189
Ameren Corporation	37	3,276
American Electric Power Company, Inc.	70	6,249
American States Water Company	6	620
American Water Works Company, Inc.	25	4,811
Atmos Energy Corporation	18	1,912
AVANGRID, Inc.	9	456
Avista Corporation	11	484
Black Hills Corporation	10	721
California Water Service Group	8	598
CenterPoint Energy, Inc.	82	2,298
Chesapeake Utilities Corporation	1	213
Clearway Energy, Inc. - Class A	5	174
Clearway Energy, Inc. - Class C	13	454
CMS Energy Corp.	41	2,697
Consolidated Edison, Inc.	49	4,213
Dominion Energy, Inc.	115	9,001
DTE Energy Company	28	3,319
Duke Energy Corporation	108	11,363
Edison International (b)	54	3,652
Entergy Corporation	28	3,167
Essential Utilities, Inc.	31	1,685
Evergy, Inc.	33	2,249
Eversource Energy	49	4,487
Exelon Corporation	136	7,830
FirstEnergy Corp.	78	3,258
Hawaiian Electric Industries Inc.	15	617
IDACORP Inc.	7	784
MDU Resources Group Inc.	29	902
MGE Energy, Inc.	6	475
National Fuel Gas Company	13	821
New Jersey Resources Corp.	11	451
NextEra Energy, Inc.	275	25,698
NiSource Inc.	55	1,505
NorthWestern Corp.	8	476
NRG Energy, Inc.	34	1,471
OGE Energy Corp.	29	1,127
One Gas, Inc.	9	674
Ormat Technologies Inc. (b)	7	578
Otter Tail Corp.	3	203
Pacific Gas And Electric Company (a)	216	2,628
Pinnacle West Capital Corp.	15	1,069
PNM Resources, Inc.	11	524
Portland General Electric Co.	13	667
PPL Corporation	102	3,062
Public Service Enterprise Group Inc.	71	4,739
Sempra Energy	45	5,923
South Jersey Industries Inc.	16	427
Southwest Gas Corp.	9	651
Spire, Inc.	8	551
Sunnova Energy International Inc. (a)	10	285
The AES Corporation	92	2,239
The Southern Company	148	10,147
UGI Corp.	29	1,331
Vistra Energy Corp.	71	1,617
WEC Energy Group Inc.	43	4,201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Xcel Energy Inc.	75	5,102
		162,882
Total Common Stocks (cost $5,968,974)		6,652,332
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (d) (e)	25,272	25,272
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	17,514	17,514
Total Short Term Investments (cost $42,786)		42,786
Total Investments 100.2% (cost $6,011,760)		6,695,118
Other Derivative Instruments (0.0)%		(95)
Other Assets and Liabilities, Net (0.2)%		(16,068)
Total Net Assets 100.0%		6,678,955

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon U.S. Stock Market Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd - Class A	—	1,170	124	—	20	470	1,536	—
Jackson Financial Inc. - Class A	—	208	—	—	—	22	230	—
	—	1,378	124	—	20	492	1,766	—

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	6,093	7,293	0.1

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	32	March 2022	3,520	(7)	68
S&P 500 Index	125	March 2022	29,038	(88)	703
				(95)	771

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	6,652,332	—	—	6,652,332
Short Term Investments	42,786	—	—	42,786
	6,695,118	—	—	6,695,118
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	771	—	—	771
	771	—	—	771

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 97.7%
Utilities 97.2%
ALLETE, Inc.	15	962
Alliant Energy Corporation	69	4,246
Ameren Corporation	71	6,327
American Electric Power Company, Inc.	139	12,364
American States Water Company	10	1,061
American Water Works Company, Inc.	50	9,460
Atmos Energy Corporation	37	3,828
AVANGRID, Inc.	19	964
Avista Corporation	20	830
Black Hills Corporation	18	1,245
California Water Service Group	14	1,028
CenterPoint Energy, Inc.	174	4,843
Chesapeake Utilities Corporation	5	705
Clearway Energy, Inc. - Class A	10	318
Clearway Energy, Inc. - Class C	23	817
CMS Energy Corp.	80	5,200
Consolidated Edison, Inc.	98	8,328
Dominion Energy, Inc.	224	17,556
DTE Energy Company	53	6,390
Duke Energy Corporation	212	22,265
Edison International	105	7,154
Entergy Corporation	55	6,247
Essential Utilities, Inc.	64	3,407
Evergy, Inc.	63	4,341
Eversource Energy	95	8,631
Exelon Corporation	270	15,592
FirstEnergy Corp.	150	6,248
Hawaiian Electric Industries Inc.	30	1,252
IDACORP Inc.	14	1,581
MGE Energy, Inc.	10	827
New Jersey Resources Corp.	27	1,098
NextEra Energy, Inc.	541	50,546
NiSource Inc.	108	2,992
NorthWestern Corp.	15	826
NRG Energy, Inc.	68	2,910
OGE Energy Corp.	55	2,124
One Gas, Inc.	15	1,140
Ormat Technologies Inc.	12	988
Otter Tail Corp.	11	814
Pacific Gas And Electric Company (a)	416	5,054
Pinnacle West Capital Corp.	31	2,197
PNM Resources, Inc.	24	1,083
Portland General Electric Co.	25	1,312
PPL Corporation	207	6,227
Public Service Enterprise Group Inc.	140	9,311
Sempra Energy	88	11,656
South Jersey Industries Inc.	31	819
Southwest Gas Corp.	16	1,152
Spire, Inc.	14	931
The AES Corporation	184	4,470
The Southern Company	292	20,055
UGI Corp.	58	2,649
Vistra Energy Corp.	133	3,032
WEC Energy Group Inc.	87	8,449
Xcel Energy Inc.	149	10,063
		315,915
Industrials 0.4%
Zurn Water Solutions Corporation	33	1,213
Energy 0.1%
New Fortress Energy Inc. - Class A	11	274
Total Common Stocks (cost $279,428)		317,402
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund, 0.01% (b) (c)	1,822	1,822
Total Short Term Investments (cost $1,822)		1,822
Total Investments 98.3% (cost $281,250)		319,224
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 1.7%		5,539
Total Net Assets 100.0%		324,772

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	37	March 2022	2,592	9	76

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	317,402	—	—	317,402
Short Term Investments	1,822	—	—	1,822
	319,224	—	—	319,224
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	76	—	—	76
	76	—	—	76

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.1%
United States of America 65.7%
3M Company	4	659
Abbott Laboratories	12	1,647
AbbVie Inc.	12	1,598
ABIOMED, Inc. (a)	—	112
Activision Blizzard, Inc.	5	354
Adobe Inc. (a)	3	1,809
Advance Auto Parts, Inc.	—	88
Advanced Micro Devices, Inc. (a)	8	1,156
Affirm Holdings, Inc. - Class A (a)	1	98
AFLAC Incorporated	4	244
Agilent Technologies, Inc.	2	312
AGNC Investment Corp.	4	57
Air Products and Chemicals, Inc.	1	442
Airbnb, Inc. - Class A (a)	2	383
Akamai Technologies, Inc. (a)	1	126
Albemarle Corporation	1	185
Albertsons Companies, Inc. - Class A	1	19
Alexandria Real Estate Equities, Inc.	1	200
Align Technology, Inc. (a)	—	323
Alleghany Corporation (a)	—	65
Allegion Public Limited Company	1	77
Alliant Energy Corporation	1	88
Ally Financial Inc.	2	116
Alnylam Pharmaceuticals, Inc. (a)	1	138
Alphabet Inc. - Class A (a)	2	5,785
Alphabet Inc. - Class C (a)	2	5,391
Altria Group, Inc.	12	591
Amazon.com, Inc. (a)	3	9,676
AMC Entertainment Holdings, Inc. - Class A (a)	3	92
Ameren Corporation	2	159
American Electric Power Company, Inc.	3	300
American Express Company	4	669
American Financial Group, Inc.	—	60
American International Group, Inc.	6	314
American Tower Corporation	3	899
American Water Works Company, Inc.	1	230
Ameriprise Financial, Inc.	1	233
AmerisourceBergen Corporation	1	134
AMETEK, Inc.	2	228
Amgen Inc.	4	827
Amphenol Corporation - Class A	4	359
Analog Devices, Inc.	4	640
Annaly Capital Management, Inc.	9	72
ANSYS, Inc. (a)	1	233
Anthem, Inc.	2	743
Apollo Global Management, Inc. - Class A	1	104
Apple Inc.	104	18,395
Applied Materials, Inc.	6	955
AppLovin Corporation - Class A (a)	—	16
Aptiv PLC (a)	2	303
Aramark	2	68
Archer-Daniels-Midland Company	4	263
Arista Networks, Inc. (a)	2	216
Arthur J Gallagher & Co.	1	243
AT&T Inc.	47	1,168
Athene Holding Ltd - Class A (a) (b)	1	66
Atmos Energy Corporation	1	93
Autodesk, Inc. (a)	1	420
Automatic Data Processing, Inc.	3	706
AutoZone, Inc. (a)	—	285
AvalonBay Communities, Inc.	1	243
AVANGRID, Inc.	—	19
Avantor, Inc. (a)	4	163
Avery Dennison Corporation	1	122
Baker Hughes, a GE Company, LLC - Class A	6	140
Ball Corporation	2	212
Bank of America Corporation	48	2,120
Bath & Body Works Direct, Inc.	2	118
Bausch Health Companies Inc. (a)	2	58
Baxter International Inc.	3	296
Becton, Dickinson and Company	2	489
Bentley Systems, Incorporated - Class B	1	57
Berkshire Hathaway Inc. - Class B (a)	12	3,627
Best Buy Co., Inc.	2	155
Bill.Com Holdings Inc. (a)	1	152
Biogen Inc. (a)	1	242
BioMarin Pharmaceutical Inc. (a)	1	112
Bio-Rad Laboratories, Inc. - Class A (a)	—	106
Bio-Techne Corporation	—	128
BlackRock, Inc.	1	878
Booking Holdings Inc. (a)	—	665
BorgWarner Inc.	2	73
Boston Properties Inc.	1	107
Boston Scientific Corporation (a)	10	406
Bristol-Myers Squibb Company	15	921
Broadcom Inc.	3	1,808
Broadridge Financial Solutions, Inc.	1	144
Brookfield Renewable Corporation - Class A	1	28
Brown & Brown Inc.	1	95
Brown-Forman Corp. - Class A	—	26
Brown-Forman Corp. - Class B	1	92
Bunge Limited	1	92
Burlington Stores Inc. (a)	—	134
C.H. Robinson Worldwide, Inc.	1	100
Cadence Design Systems Inc. (a)	2	347
Caesars Entertainment, Inc. (a)	1	130
Camden Property Trust	1	117
Campbell Soup Company	1	64
Capital One Financial Corporation	3	399
Cardinal Health, Inc.	2	107
CarMax Inc. (a)	1	148
Carnival Plc (a)	1	23
Carrier Global Corporation	6	301
Carvana Co. - Class A (a)	1	125
Catalent Inc. (a)	1	142
Caterpillar Inc.	4	730
CBRE Group, Inc. - Class A (a)	2	243
CDW Corp.	1	197
Celanese Corp. - Class A	1	131
Centene Corporation (a)	4	328
CenterPoint Energy, Inc.	4	105
Ceridian HCM Holding Inc. (a)	1	92
Cerner Corp.	2	155
CF Industries Holdings Inc.	1	102
Charles River Laboratories International Inc. (a)	—	121
Charter Communications, Inc. - Class A (a)	1	526
Cheniere Energy, Inc.	2	160
Chevron Corporation	13	1,495
Chipotle Mexican Grill Inc. (a)	—	336
Chubb Limited	3	543
Church & Dwight Co. Inc.	1	144
Cigna Holding Company	2	497
Cincinnati Financial Corporation	1	118
Cintas Corp.	1	261
Cisco Systems, Inc.	28	1,788
Citigroup Inc.	13	778
Citizens Financial Group Inc.	3	141
Citrix Systems Inc.	1	79
Cloudflare, Inc. - Class A (a)	2	241
CME Group Inc. - Class A	2	553
CMS Energy Corp.	2	105
Cognex Corp.	1	94
Cognizant Technology Solutions Corp. - Class A	4	322
Coinbase Global, Inc. - Class A (a)	—	49
Colgate-Palmolive Co.	6	473
Comcast Corporation - Class A	30	1,512
Comerica Inc.	1	82
ConAgra Brands Inc.	3	113
ConocoPhillips	9	642
Consolidated Edison, Inc.	2	200
Constellation Brands, Inc. - Class A	1	253
Cooper Cos. Inc.	—	141
Copart Inc. (a)	1	219
Corning Incorporated	5	199
Corteva, Inc.	5	239
CoStar Group, Inc. (a)	3	213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Costco Wholesale Corporation	3	1,679
Coterra Energy Inc	5	104
Coupa Software Incorporated (a)	1	81
CrowdStrike Holdings, Inc. - Class A (a)	1	278
Crown Castle International Corp.	3	609
Crown Holdings Inc.	1	84
CSX Corp.	14	538
Cummins Inc.	1	212
CVS Health Corporation	9	899
D.R. Horton, Inc.	2	245
Danaher Corporation	4	1,393
Darden Restaurants Inc.	1	136
Datadog, Inc. - Class A (a)	2	306
DaVita Inc. (a)	—	55
Deere & Company	2	633
Dell Technology Inc. - Class C (a)	2	103
Delta Air Lines, Inc. (a)	4	169
Dentsply Sirona Inc.	2	84
Devon Energy Corporation	4	188
DexCom Inc. (a)	1	352
Diamondback Energy, Inc.	1	125
Digital Realty Trust Inc.	2	334
Discover Financial Services	2	236
Discovery, Inc. - Series A (a)	1	24
Discovery, Inc. - Series C (a)	2	50
Dish Network Corporation - Class A (a)	2	55
DocuSign, Inc. (a)	1	203
Dollar General Corporation	2	360
Dollar Tree Inc. (a)	2	216
Dominion Energy, Inc.	5	404
Domino's Pizza, Inc.	—	141
Donaldson Co. Inc.	1	50
Doordash, Inc. - Class A (a)	1	160
Dover Corporation	1	175
Dow Inc.	4	253
Draftkings Inc. - Class A (a)	2	60
DTE Energy Company	1	158
Duke Energy Corporation	5	529
Duke Realty Corp.	2	162
Dun & Bradstreet Holdings, Inc. (a)	1	19
DuPont de Nemours, Inc.	4	288
DXC Technology Company (a)	2	55
Dynatrace Holdings LLC (a)	1	77
East West Bancorp, Inc.	1	75
Eastman Chemical Co.	1	113
Eaton Corporation Public Limited Company	3	441
eBay Inc.	4	274
Ecolab Inc.	2	378
Edison International	3	176
Edwards Lifesciences Corporation (a)	4	546
Elanco Animal Health (a)	3	92
Electronic Arts Inc.	2	258
Eli Lilly & Co.	5	1,466
Emerson Electric Co.	4	375
Enphase Energy, Inc. (a)	1	164
Entegris, Inc.	1	119
Entergy Corporation	1	159
EOG Resources, Inc.	4	348
EPAM Systems, Inc. (a)	—	241
Equifax Inc.	1	243
Equinix, Inc.	1	511
Equitable Holdings, Inc.	2	82
Equity Lifestyle Properties, Inc.	1	104
Equity Residential	2	212
Essex Property Trust Inc.	—	156
Estee Lauder Cos. Inc. - Class A	2	581
ETSY, Inc. (a)	1	178
Evergy, Inc.	2	110
Eversource Energy	2	211
Exact Sciences Corporation (a)	1	90
Exelon Corporation	7	383
Expedia Group, Inc. (a)	1	172
Expeditors International of Washington Inc.	1	160
Extra Space Storage Inc.	1	208
Exxon Mobil Corporation	28	1,717
F5 Networks, Inc. (a)	—	103
Facebook, Inc. - Class A (a)	16	5,289
FactSet Research Systems Inc.	—	111
Fastenal Co.	4	245
Federal Realty Investment Trust	—	64
FedEx Corporation	2	431
Fidelity National Financial, Inc. - Class A	2	99
Fidelity National Information Services, Inc.	4	422
Fifth Third Bancorp	5	209
First Republic Bank	1	250
FirstEnergy Corp.	4	157
Fiserv, Inc. (a)	4	416
FleetCor Technologies Inc. (a)	1	126
FMC Corporation	1	97
Ford Motor Company	27	552
Fortinet, Inc. (a)	1	325
Fortive Corporation	2	176
Fortune Brands Home & Security, Inc.	1	96
Fox Corporation - Class A	2	87
Fox Corporation - Class B	1	36
Franklin Resources Inc.	2	63
Freeport-McMoRan Inc.	10	411
Gartner Inc. (a)	1	189
Generac Holdings Inc. (a)	—	147
General Dynamics Corporation	1	290
General Electric Company	7	680
General Mills, Inc.	4	275
General Motors Company (a)	10	562
Genuine Parts Co.	1	122
Gilead Sciences, Inc.	8	615
Global Payments Inc.	2	273
Globe Life Inc.	1	61
GoDaddy Inc. - Class A (a)	1	100
Halliburton Company	6	136
Hasbro, Inc.	1	93
HCA Healthcare, Inc.	2	401
Healthpeak Properties, Inc.	4	132
HEICO Corp.	—	40
HEICO Corp. - Class A	1	65
Henry Schein Inc. (a)	1	76
Hershey Co.	1	190
Hess Corporation	2	137
Hewlett Packard Enterprise Company	9	143
Hilton Worldwide Holdings Inc. (a)	2	294
Hologic Inc. (a)	2	117
Honeywell International Inc.	5	960
Horizon Therapeutics Public Limited Company (a)	1	155
Hormel Foods Corp.	2	89
Host Hotels & Resorts, Inc. (a)	5	83
Howmet Aerospace Inc.	3	86
HP Inc.	7	281
Hubbell Inc.	—	76
HubSpot Inc. (a)	—	185
Humana Inc.	1	387
Huntington Bancshares Incorporated	9	146
Huntington Ingalls Industries Inc.	—	47
IAC/Interactive Corp. (a)	1	72
IDEX Corporation	—	82
IDEXX Laboratories, Inc. (a)	1	377
IHS Markit Ltd.	3	344
Illinois Tool Works Inc.	2	465
Illumina, Inc. (a)	1	393
Incyte Corporation (a)	1	95
Ingersoll Rand Inc.	3	158
Insulet Corporation (a)	—	121
Intel Corporation	27	1,387
Intercontinental Exchange, Inc.	4	524
International Business Machines Corporation	6	808
International Flavors & Fragrances Inc.	2	255
International Paper Company	3	125
Interpublic Group of Cos. Inc.	3	96
Intuit Inc.	2	1,229
Intuitive Surgical, Inc. (a)	2	849
Invesco Ltd.	2	53
Invitation Homes Inc.	4	179

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
IPG Photonics Corporation (a)	—	46
IQVIA Inc. (a)	1	363
Iron Mountain Incorporated	2	103
Jack Henry & Associates Inc.	1	85
Jacobs Engineering Group Inc.	1	128
Jazz Pharmaceuticals Public Limited Company (a)	—	55
JB Hunt Transport Services Inc.	1	119
Jefferies Financial Group Inc.	1	53
JM Smucker Co.	1	102
Johnson & Johnson	17	2,971
Johnson Controls International Public Limited Company	5	392
JPMorgan Chase & Co.	20	3,092
Juniper Networks, Inc.	2	74
K.K.R. Co., Inc. - Class A	4	293
Kellogg Co.	2	113
Keurig Dr Pepper Inc.	5	176
KeyCorp	6	137
Keysight Technologies, Inc. (a)	1	245
Kimberly-Clark Corporation	2	298
Kimco Realty Corporation	4	96
Kinder Morgan, Inc.	13	211
KLA-Tencor Corp.	1	444
Kraft Heinz Foods Company	4	159
L3Harris Technologies, Inc.	1	263
Laboratory Corporation of America Holdings (a)	1	206
Lam Research Corp.	1	669
Lamb Weston Holdings Inc.	1	67
Las Vegas Sands Corp. (a)	2	84
Lear Corporation	—	68
Leidos Holdings Inc.	1	84
Lennar Corporation - Class A	2	222
Lennar Corporation - Class B	—	10
Lennox International Inc.	—	79
Liberty Broadband Corp. - Series A (a)	—	25
Liberty Broadband Corp. - Series C (a)	1	158
Liberty SiriusXM Group - Series A (a)	1	34
Liberty SiriusXM Group - Series C (a)	1	40
Lincoln National Corporation	1	67
Live Nation Entertainment, Inc. (a)	1	107
LKQ Corporation	2	115
Lockheed Martin Corporation	2	587
Loews Corp.	1	80
Lowe`s Companies, Inc.	5	1,180
Lucid Group, Inc. (a) (c)	4	140
Lululemon Athletica Inc. (a)	1	297
Lumen Technologies Inc.	7	88
Lyft, Inc. - Class A (a)	2	74
LyondellBasell Industries N.V. - Class A	2	162
M&T Bank Corporation	1	138
Marathon Petroleum Corporation	4	273
Markel Corporation (a)	—	115
MarketAxess Holdings Inc.	—	109
Marriott International, Inc. - Class A (a)	2	300
Marsh & McLennan Companies, Inc.	3	596
Martin Marietta Materials Inc.	—	182
Marvell Technology, Inc.	5	473
Masco Corporation	2	116
MasterCard Incorporated - Class A	6	2,066
Match Group Holdings II, LLC (a)	2	243
McCormick & Co. Inc.	2	167
McDonald's Corporation	5	1,333
McKesson Corporation	1	260
Merck & Co., Inc.	17	1,293
MetLife, Inc.	4	269
Mettler-Toledo International Inc. (a)	—	272
MGM Resorts International	3	126
Microchip Technology Incorporated	4	320
Micron Technology, Inc.	8	705
Microsoft Corporation	50	16,790
Mid-America Apartment Communities, Inc.	1	175
Moderna, Inc. (a)	2	588
Mohawk Industries Inc. (a)	—	54
Molina Healthcare, Inc. (a)	—	116
Molson Coors Beverage Company - Class B	1	58
Mondelez International, Inc. - Class A	9	569
MongoDB, Inc. - Class A (a)	—	235
Monolithic Power Systems Inc.	—	140
Monster Beverage 1990 Corporation (a)	3	242
Moody's Corp.	1	429
Morgan Stanley	9	930
MOS Holdings Inc.	3	99
Motorola Solutions Inc.	1	294
MSCI Inc. - Class A	1	339
NASDAQ Inc.	1	159
NetApp, Inc.	2	141
Netflix, Inc. (a)	3	1,790
Neurocrine Biosciences, Inc. (a)	1	51
Newell Brands Inc.	3	61
Newmont Corporation	5	339
News Corporation - Class A	3	64
News Corporation - Class B	1	19
NextEra Energy, Inc.	13	1,215
Nielsen Holdings plc	2	50
NIKE, Inc. - Class B	8	1,410
NiSource Inc.	3	74
Norfolk Southern Corporation	2	467
Northern Trust Corp.	1	170
Northrop Grumman Systems Corp.	1	373
NortonLifelock Inc.	4	104
Novocure Limited (a)	1	41
NRG Energy, Inc.	2	73
Nucor Corporation	2	213
NVIDIA Corporation	17	4,891
NVR, Inc. (a)	—	136
Oak Street Health MSO, LLC (a) (c)	1	30
Occidental Petroleum Corporation	5	155
Okta, Inc. - Class A (a)	1	221
Old Dominion Freight Line Inc.	1	214
Omnicom Group Inc.	1	109
On Semiconductor Corporation (a)	3	192
ONEOK, Inc.	3	180
Open Doors Technology Inc. - Class A (a)	2	32
Oracle Corporation	11	934
O'Reilly Automotive, Inc. (a)	—	302
Otis Worldwide Corporation	3	241
Owens Corning Inc.	1	66
PACCAR Inc.	2	207
Pacific Gas And Electric Company (a)	11	128
Packaging Corporation of America	1	93
Palantir Technologies Inc. - Class A (a)	11	193
Palo Alto Networks, Inc. (a)	1	366
Parker-Hannifin Corporation	1	281
Paychex Inc.	2	292
Paycom Software, Inc. (a)	—	139
Paylocity Holding Corporation (a)	—	61
Paypal Holdings, Inc. (a)	8	1,482
Peloton Interactive, Inc. - Class A (a)	2	64
Pentair Public Limited Company	1	84
PepsiCo, Inc.	9	1,605
PerkinElmer Inc.	1	160
Pfizer Inc.	38	2,218
Philip Morris International Inc.	10	966
Phillips 66	3	220
Pinnacle West Capital Corp.	1	57
Pinterest, Inc. - Class A (a)	4	134
Pioneer Natural Resources Co.	1	266
Plug Power Inc. (a)	3	97
Pool Corporation	—	147
PPG Industries, Inc.	2	279
PPL Corporation	4	117
Principal Financial Group, Inc.	2	125
Procter & Gamble Co.	16	2,615
Progressive Corp.	4	392
ProLogis Inc.	5	841
Prudential Financial Inc.	2	270
PTC Inc. (a)	1	91
Public Service Enterprise Group Inc.	3	225
Public Storage	1	382
Pulte Homes Inc.	2	87

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Qiagen N.V. (a)	2	91
Qorvo, Inc. (a)	1	118
Qualcomm Incorporated	8	1,376
Quanta Services, Inc.	1	107
Quest Diagnostics Incorporated	1	148
Raymond James Financial Inc.	1	128
Raytheon BBN Technologies Corp.	10	861
Realty Income Corporation	4	261
Regency Centers Corp.	1	82
Regeneron Pharmaceuticals, Inc. (a)	1	454
Regions Financial Corporation	7	146
Reinsurance Group of America, Incorporated	—	54
Republic Services Inc.	1	201
ResMed Inc.	1	255
RingCentral, Inc. - Class A (a)	1	103
Rockwell Automation Inc.	1	270
Roku Inc. - Class A (a)	1	177
Rollins Inc.	2	55
Roper Technologies, Inc.	1	350
Ross Stores Inc.	2	276
Royal Caribbean Cruises Ltd.	1	115
Royalty Pharma PLC - Class A	2	81
S&P Global Inc.	2	768
Salesforce.Com, Inc. (a)	7	1,659
SBA Communications Corporation	1	290
Schlumberger Ltd.	9	283
Seagen Inc. (a)	1	132
Sealed Air Corporation	1	72
SEI Investments Co.	1	45
Sempra Energy	2	279
Sensata Technologies Holding PLC (a)	1	67
ServiceNow, Inc. (a)	1	867
Sherwin-Williams Co.	2	568
Signature Bank	—	128
Simon Property Group, Inc.	2	358
Sirius XM Holdings Inc. (c)	7	46
Skyworks Solutions, Inc.	1	174
Snap Inc. - Class A (a)	7	327
Snap-On Inc.	—	79
Snowflake Inc. - Class A (a)	2	522
SoFi Technologies, Inc. (a) (c)	4	67
SolarEdge Technologies Ltd. (a)	—	97
Southern Copper Corporation	1	37
Southwest Airlines Co. (a)	4	171
Splunk Inc. (a)	1	126
Square, Inc. - Class A (a)	3	428
SS&C Technologies Holdings, Inc.	1	120
Stanley Black & Decker, Inc.	1	209
Starbucks Corporation	8	903
State Street Corporation	2	222
Steel Dynamics Inc.	1	85
Steris Limited	1	168
Stryker Corporation	2	598
Sun Communities Inc.	1	160
SVB Financial Group (a)	—	256
Synchrony Financial	4	170
Synopsys Inc. (a)	1	384
Sysco Corp.	3	274
T. Rowe Price Group, Inc.	1	282
Take-Two Interactive Software Inc. (a)	1	145
Tapestry Inc.	2	76
Target Corporation	3	751
Teladoc Health, Inc. (a)	1	95
Teledyne Technologies Inc. (a)	—	143
Teleflex Incorporated	—	102
Teradyne Inc.	1	173
Tesla Inc. (a)	5	5,717
Texas Instruments Incorporated	6	1,159
Texas Pacific Land Corporation	—	52
Textron Inc.	2	117
The AES Corporation	4	106
The Allstate Corporation	2	235
The Bank of New York Mellon Corporation (b)	5	280
The Blackstone Group Inc. - Class A	5	596
The Boeing Company (a)	4	748
The Carlyle Group, Inc.	1	48
The Charles Schwab Corporation	10	853
The Clorox Company	1	145
The Coca-Cola Company	26	1,536
The Goldman Sachs Group, Inc.	2	872
The Hartford Financial Services Group, Inc.	2	162
The Home Depot, Inc.	7	2,903
The Kroger Co.	5	208
The PNC Financial Services Group, Inc.	3	539
The Southern Company	7	461
The Trade Desk, Inc. - Class A (a)	3	264
The Travelers Companies, Inc.	1	232
The Western Union Company	3	49
The Williams Companies, Inc.	8	211
Thermo Fisher Scientific Inc.	3	1,755
TJX Cos. Inc.	8	596
T-Mobile USA, Inc. (a)	4	462
Tractor Supply Co.	1	182
Trane Technologies Public Limited Company	2	312
TransDigm Group Inc. (a)	—	225
TransUnion	1	154
Trimble Inc. (a)	2	152
Truist Financial Corporation	9	529
Twilio Inc. - Class A (a)	1	287
Twitter, Inc. (a)	5	235
Tyler Technologies Inc. (a)	—	142
Tyson Foods Inc. - Class A	2	179
U.S. Bancorp	9	513
Uber Technologies, Inc. (a)	11	451
UDR, Inc.	2	120
UGI Corp.	1	65
Uipath, Inc. - Class A (a) (c)	2	73
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	158
Under Armour Inc. - Class A (a)	1	27
Under Armour Inc. - Class C (a)	1	24
Union Pacific Corporation	4	1,064
United Airlines Holdings, Inc. (a)	2	94
United Parcel Service Inc. - Class B	5	1,049
United Rentals Inc. (a)	—	161
UnitedHealth Group Incorporated	6	3,138
Unity Software Inc. (a)	1	152
Universal Health Services Inc. - Class B	1	69
Upstart Holdings, Inc. (a)	—	49
Vail Resorts, Inc.	—	94
Valero Energy Corporation	3	214
Veeva Systems Inc. - Class A (a)	1	240
Ventas, Inc.	3	130
VeriSign, Inc. (a)	1	172
Verisk Analytics, Inc.	1	254
Verizon Communications Inc.	28	1,437
Vertex Pharmaceuticals Incorporated (a)	2	362
VF Corp.	2	163
ViacomCBS Inc. - Class B	4	118
Viatris, Inc.	9	115
VICI Properties Inc. (c)	4	107
Visa Inc. - Class A	11	2,402
Vistra Energy Corp.	3	74
VMware, Inc. - Class A	1	159
Vornado Realty Trust	1	47
Voya Financial, Inc.	1	56
Vulcan Materials Co.	1	185
W. R. Berkley Corporation	1	81
W. W. Grainger, Inc.	—	155
W.P. Carey Inc.	1	97
Wabtec Corp.	1	112
Walgreens Boots Alliance, Inc.	5	260
Walmart Inc.	9	1,362
Walt Disney Co.	12	1,865
Waste Management, Inc.	3	423
Waters Corp. (a)	—	157
Watsco Inc.	—	69
Wayfair Inc. - Class A (a) (c)	—	89
WEC Energy Group Inc.	2	210
Wells Fargo & Company	26	1,265
Welltower Inc.	3	242
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
West Pharmaceutical Services Inc.	1	237
Western Digital Corporation (a)	2	134
Westlake Chemical Corporation	—	23
Westrock Company, Inc.	2	78
Weyerhaeuser Company	5	210
Whirlpool Corporation	—	101
Willis Towers Watson Public Limited Company	1	206
Workday, Inc. - Class A (a)	1	343
Wynn Resorts, Limited (a)	1	64
Xcel Energy Inc.	4	248
Xilinx, Inc.	2	356
XPO Logistics, Inc. (a)	1	54
Xylem Inc.	1	147
Yum! Brands, Inc.	2	259
Zebra Technologies Corp. - Class A (a)	—	221
Zillow Group, Inc. - Class A (a)	—	16
Zillow Group, Inc. - Class C (a)	1	67
Zimmer Biomet Holdings, Inc.	1	184
Zions Bancorp	1	70
Zoetis Inc. - Class A	3	754
Zoom Video Communications, Inc. - Class A (a)	1	268
Zscaler, Inc. (a)	—	157
		279,332
Japan 6.9%
ABC-Mart Inc.	—	13
Acom Co. Ltd.	4	11
Advance Residence Investment Corp.	—	30
Advantest Corporation	1	132
AEON Co. Ltd.	6	139
AEON Mall Co. Ltd.	1	10
Air Water Inc.	1	22
Aisin Seiki Co. Ltd.	1	49
Ajinomoto Co. Inc.	4	113
Alfresa Holdings Corp.	1	17
All Nippon Airways Co. Ltd.	1	21
Amada Co. Ltd.	2	23
Asahi Breweries Ltd.	3	124
Asahi Glass Co. Ltd.	2	77
Asahi Intecc Co., Ltd.	2	36
Asahi Kasei Corp.	9	89
Asics Corp.	1	29
Astellas Pharma Inc.	13	210
Bandai Namco Holdings Inc.	2	117
Bank of Kyoto Ltd.	1	23
Benefit One Inc.	1	21
Bridgestone Corp.	4	181
Brother Industries Ltd.	2	33
Calbee,Inc.	1	16
Canon Inc. (c)	7	170
Capcom Co. Ltd.	1	23
Casio Computer Co. Ltd.	1	18
Central Japan Railway Co.	1	187
China Bank Ltd.	5	29
Chubu Electric Power Co. Inc.	5	55
Chugai Pharmaceutical Co. Ltd.	4	143
Chugoku Electric Power Co. Inc.	2	16
Concordia Financial Group, Ltd.	7	25
COSMOS Pharmaceutical Corporation	—	15
CyberAgent Inc.	3	46
Dai Nippon Printing Co. Ltd.	2	45
Daifuke Co. Ltd.	1	73
Dai-ichi Life Holdings, Inc.	8	154
Daiichi Sankyo Company, Ltd	12	318
Daikin Industries Ltd.	2	452
Dainippon Sumitomo Pharma Co. Ltd.	2	17
Daito Trust Construction Co. Ltd.	1	57
Daiwa House Industry Co. Ltd.	4	129
Daiwa House REIT Investment Corporation	—	46
Daiwa Securities Group Inc.	10	57
Denso Corp.	3	290
Dentsu Inc. (c)	2	53
Disco Corp.	—	61
East Japan Railway Co.	3	160
Eisai Co. Ltd.	2	114
Fanuc Ltd.	1	275
Fast Retailing Co. Ltd.	—	227
Fuji Electric Holdings Co. Ltd.	1	54
FUJIFILM Holdings Corp.	3	200
Fujitsu Ltd.	1	205
Fukuoka Financial Group, Inc.	1	19
GLP J-REIT	—	52
GMO Payment Gateway, Inc.	—	37
Hakuhodo DY Holdings Incorporated	2	35
Hamamatsu Photonics KK	1	64
Hankyu Hanshin Holdings Inc.	2	48
Harmonic Drive Systems Inc.	—	8
Haseko Corp.	2	21
Hikari Tsushin Inc.	—	15
Hino Motors Ltd.	2	20
Hirose Electric Co. Ltd.	—	36
Hitachi Construction Machinery Co. Ltd.	1	20
Hitachi Ltd.	7	357
Hitachi Metals Ltd.	2	28
Honda Motor Co. Ltd.	11	303
Hoshizaki Corporation	—	30
Hoya Corp.	2	371
Hulic Co. Ltd.	3	32
IBIDEN Co., Ltd.	1	53
Idemitsu Kosan Co., Ltd.	2	43
Iida Group Holdings Co., Ltd.	1	30
Inpex Corporation	7	65
Isuzu Motors Ltd.	4	50
ITOCHU Corp.	10	294
ITOCHU Techno-Solutions Corporation	1	19
Japan Airlines Co., Ltd	1	19
Japan Airport Terminal Co. Ltd.	1	25
Japan Exchange Group Inc.	4	79
Japan Post Holdings Co., Ltd.	8	64
Japan Post Insurance Co., Ltd.	2	24
Japan Prime Realty Investment Corp. (c)	—	24
Japan Real Estate Investment Corp.	—	51
Japan Retail Fund Investment Corp.	—	41
Japan Tobacco Inc. (c)	7	151
JFE Holdings Inc.	4	50
JS Group Corp.	2	51
JSR Corp.	2	57
JXTG Holdings, Inc.	22	83
Kajima Corp.	3	39
Kakaku.com Inc.	1	27
Kansai Electric Power Co. Inc.	5	48
Kansai Paint Co. Ltd.	2	39
Kao Corp.	3	136
Kawasaki Heavy Industries Ltd.	1	20
KDDI Corp.	11	321
Keio Corp.	1	40
Keisei Electric Railway Co. Ltd.	1	32
Kewpie Corporation	1	17
Keyence Corp.	1	816
Kikkoman Corp.	1	109
Kinden Corp.	1	14
Kintetsu Corp. (a)	1	36
Kirin Holdings Co. Ltd. (c)	6	92
Kobayashi Pharmaceutical Co. Ltd.	—	31
Kobe Bussan Co., Ltd.	1	31
Koito Manufacturing Co. Ltd.	1	48
Komatsu Ltd.	7	154
Konami Corp.	1	33
Kose Corp.	—	22
Kubota Corp.	8	174
Kuraray Co. Ltd.	3	23
Kurita Water Industries Ltd.	1	33
Kyocera Corp.	2	150
Kyowa Kirin Co., Ltd.	2	49
Kyushu Electric Power Co. Inc.	3	23
Kyushu Railway Company	1	23
Lasertec Corporation	1	152
Lawson Inc.	—	19
Lion Corp. (c)	2	27
M3, Inc.	3	141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Makita Corp.	2	81
Marubeni Corp.	11	108
Marui Group Co. Ltd.	2	28
Matsumotokiyoshi Holdings Co., Ltd.	1	22
Mazda Motor Corp.	4	31
McDonald's Holdings Co. Japan Ltd.	1	22
Medipal Holdings Corp.	1	24
Meiji Holdings Co., Ltd.	1	60
Mercari, Inc. (a)	1	35
Minebea Mitsumi Inc.	3	77
MISUMI Group Inc.	2	82
Mitsubishi Chemical Holdings Corporation	10	72
Mitsubishi Corp.	10	305
Mitsubishi Electric Corp.	15	186
Mitsubishi Estate Co. Ltd.	9	132
Mitsubishi Gas Chemical Co. Inc.	1	24
Mitsubishi Heavy Industries Ltd.	2	51
Mitsubishi Motors Corp. (a)	5	13
Mitsubishi UFJ Financial Group Inc.	83	450
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	27
Mitsui & Co. Ltd.	11	253
Mitsui Chemicals Inc.	2	40
Mitsui Fudosan Co. Ltd.	7	131
Mitsui OSK Lines Ltd.	1	59
Mizuho Financial Group Inc.	15	194
MonotaRO Co., Ltd.	2	32
MS&AD Insurance Group Holdings, Inc.	3	99
Murata Manufacturing Co. Ltd.	4	342
Nabtesco Corp.	1	24
Nagoya Railroad Co. Ltd.	1	21
NEC Corp.	2	83
NEC Electronics Corp. (a)	9	110
NEXON Co.,Ltd.	3	64
NGK Insulators Ltd.	2	32
NGK Spark Plug Co. Ltd.	1	23
Nidec Corp.	4	433
Nihon M & A Center Inc.	2	44
Nikon Corp.	2	26
Nintendo Co. Ltd.	1	373
Nippon Building Fund Inc.	—	64
Nippon Express Co. Ltd. (d)	1	36
Nippon Meat Packers Inc.	1	25
Nippon Paint Co. Ltd.	10	107
Nippon Shinyaku Co., Ltd.	—	28
Nippon Steel Corporation	6	107
Nippon Telegraph & Telephone Corp.	8	208
Nippon Yusen KK	1	84
Nissan Chemical Industries Ltd.	1	58
Nissan Motor Co., Ltd. (a)	16	77
Nisshin Seifun Group Inc.	2	29
Nissin Foods Holdings Co. Ltd.	1	36
Nitori Co. Ltd.	1	90
Nitto Denko Corp.	1	77
Nomura Holdings Inc.	19	84
Nomura Real Estate Holdings, Inc.	1	16
Nomura Real Estate Master Fund. Inc.	—	44
Nomura Research Institute Ltd.	3	113
NSK Ltd.	3	19
NTT Data Corp.	4	94
Obayashi Corp.	5	38
Obic Co. Ltd.	—	75
Odakyu Electric Railway Co. Ltd.	2	45
OJI Holdings Corp.	7	33
Olympus Corp.	9	203
Omron Corp.	1	139
Ono Pharmaceutical Co. Ltd.	3	83
Open House Co.,Ltd.	1	26
Oracle Corp. Japan	—	15
Oriental Land Co. Ltd.	2	253
ORIX Corp.	8	173
Orix J-REIT Inc.	—	27
Osaka Gas Co. Ltd.	3	50
Otsuka Corp.	1	38
Otsuka Holdings Co., Ltd. (c)	4	138
Pan Pacific International Holdings Corporation	4	50
Panasonic Corp.	16	175
Persol Holdings Co., Ltd.	1	38
Pola Orbis Holdings Inc.	1	13
Prologis	—	57
Rakuten Inc.	6	56
Recruit Holdings Co., Ltd.	11	686
Resona Holdings Inc.	16	63
Ricoh Co. Ltd.	4	40
Rinnai Corp.	—	27
Rohm Co. Ltd.	1	54
Ryohin Keikaku Co. Ltd.	2	24
Santen Pharmaceutical Co. Ltd.	3	31
SBI Holdings Inc.	2	49
SCSK Corporation	1	18
Secom Co. Ltd.	2	104
Sega Sammy Holdings Inc.	1	17
Seibu Holdings Inc.	2	16
Seiko Epson Corp.	2	43
Sekisui Chemical Co. Ltd.	3	52
Sekisui House Ltd.	4	94
Seven & I Holdings Co., Ltd.	5	237
SG Holdings Co., Ltd.	3	80
Sharp Corp.	2	17
Shimadzu Corp.	2	80
Shimano Inc.	1	160
Shimizu Corp.	5	32
Shin-Etsu Chemical Co. Ltd.	3	467
Shinsei Bank Ltd. (c)	1	15
Shionogi & Co. Ltd.	2	142
Shiseido Co. Ltd.	3	151
Shizuoka Bank Ltd.	4	31
Showa Denko KK (c)	1	21
SMC Corp.	—	269
Softbank Corp.	17	218
SoftBank Group Corp.	8	403
Sohgo Security Services Co. Ltd.	1	20
Sojitz Corp.	1	22
Sompo Holdings, Inc.	2	101
Sony Corp.	8	1,045
Square Enix Holdings Co. Ltd.	1	31
Stanley Electric Co. Ltd.	1	30
Subaru Corp. NPV	4	79
SUMCO Corporation	2	34
Sumitomo Chemical Co. Ltd.	11	52
Sumitomo Corp.	8	123
Sumitomo Electric Industries Ltd.	5	68
Sumitomo Heavy Industries Ltd.	1	19
Sumitomo Metal Mining Co. Ltd.	2	72
Sumitomo Mitsui Financial Group Inc.	8	284
Sumitomo Mitsui Trust Holdings Inc.	2	63
Sumitomo Realty & Development Co. Ltd.	3	94
Sumitomo Rubber Industries Inc. (c)	1	13
Sundrug Co. Ltd.	1	13
Suntory Beverage & Food Limited	1	33
Suzuki Motor Corp.	3	127
Sysmex Corp.	1	149
T&D Holdings Inc.	4	56
Taisei Corp.	2	46
Taisho Pharmaceutical Holdings Company Ltd.	—	14
Taiyo Nippon Sanso Corp.	1	26
Takeda Pharmaceutical Co. Ltd.	11	297
TDK Corp.	3	105
Terumo Corp.	5	207
TIS Inc.	1	42
Tobu Railway Co. Ltd.	1	32
Toho Co. Ltd.	1	43
Tohoku Electric Power Co. Inc.	3	25
Tokio Marine Holdings Inc.	4	244
Tokyo Century Corp.	—	15
Tokyo Electric Power Co. Holdings Inc. (a)	5	14
Tokyo Electron Ltd.	1	574
Tokyo Gas Co. Ltd.	3	45
Tokyu Corp.	4	51
Tokyu Fudosan Holdings Corporation	5	26
Toppan Printing Co. Ltd.	3	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Toray Industries Inc.	12	70
Toshiba Corp.	3	119
Tosoh Corp.	2	33
TOTO Ltd.	1	51
Toyo Suisan Kaisha Ltd.	1	25
Toyota Boshoku Corporation	1	12
Toyota Industries Corp.	1	112
Toyota Motor Corp.	85	1,560
Toyota Tsusho Corp.	2	74
Trend Micro Inc.	1	56
TSURUHA Holdings ,Inc.	—	19
Unicharm Corp.	3	131
United Urban Investment Corp.	—	26
USS Co. Ltd.	2	23
Welcia Holdings Co.,Ltd.	1	19
West Japan Railway Co.	1	59
Workman Co., Ltd.	—	10
Yahoo! Japan Corp.	18	102
Yakult Honsha Co. Ltd.	1	57
Yamada Denki Co. Ltd.	4	15
Yamaha Corp.	1	59
Yamaha Motor Co. Ltd. (c)	2	48
Yamato Holdings Co. Ltd.	3	59
Yamazaki Baking Co. Ltd. (c)	2	20
Yaskawa Electric Corp.	2	88
Yokogawa Electric Corp.	2	29
ZOZO, Inc.	1	19
		29,191
United Kingdom 4.3%
3i Group plc	7	136
Admiral Group PLC	2	75
Allfunds Group PLC (a)	1	20
Amcor Plc	11	127
Anglo American PLC	9	350
AON Public Limited Company - Class A	1	435
Ashtead Group Public Limited Company	3	247
ASOS Plc (a)	—	15
Associated British Foods PLC	2	67
AstraZeneca PLC	10	1,209
Auto Trader Group PLC	6	65
Avast PLC (e)	4	31
AVEVA Group plc	1	36
Aviva PLC	28	153
B&M European Value Retail S.A.	5	40
BAE Systems PLC	22	163
Barclays PLC	107	271
Barratt Developments P L C	7	70
BP P.L.C.	133	594
British American Tobacco P.L.C.	15	572
BT Group Plc	61	139
Bunzl Public Limited Company	2	96
Burberry Group PLC	3	71
Carnival Plc (a)	5	109
Centrica PLC (a)	40	38
Coca-Cola European Partners PLC	1	79
Compass Group PLC	11	252
Convatec Group PLC (e)	11	28
Croda International Public Limited Company	1	129
DCC Public Limited Company	1	58
Dechra Pharmaceuticals PLC	1	42
Derwent London PLC	1	35
Diageo PLC	16	861
Direct Line Insurance Limited	10	39
Dr. Martens PLC (a)	3	17
DS Smith PLC	9	48
easyJet PLC (a)	4	27
Evraz PLC	3	27
Experian PLC	6	309
Ferguson PLC	2	274
Fiat Chrysler Automobiles N.V.	15	285
GlaxoSmithKline PLC	34	736
GVC Holdings PLC (a)	4	92
Halma Public Limited Company	2	95
Harbour Energy PLC	3	15
Hargreaves Lansdown PLC	2	34
Hikma Pharmaceuticals Public Limited Company	1	36
Hiscox Ltd.	2	28
Howden Joinery Group PLC	3	31
HSBC Holdings PLC	137	830
Imperial Brands PLC	6	125
Informa Switzerland Limited (a)	10	73
InterContinental Hotels Group PLC (a)	1	81
Intermediate Capital Group PLC	2	45
Intertek Group Plc	1	88
ITV Plc	24	36
J Sainsbury PLC	12	43
JD Sports Fashion PLC (a)	18	54
Johnson Matthey PLC	1	35
Kingfisher Plc	15	68
Land Securities Group PLC	5	49
Legal & General Group PLC	42	167
Linde Public Limited Company	3	1,171
Lloyds Banking Group PLC	489	317
London Stock Exchange Group PLC	2	204
M&G PLC	18	48
Marks & Spencer Group Plc (a)	13	41
Meggitt PLC (a)	5	53
Melrose Holdings Limited	30	64
Mondi plc	3	83
National Grid PLC	25	367
Next PLC	1	100
Ocado Group PLC (a)	4	94
Pearson PLC	5	43
Persimmon Public Limited Company	2	87
Phoenix Group Holdings PLC	6	49
Prudential Public Limited Company (b)	18	309
Reckitt Benckiser Group PLC	5	410
Relx PLC	14	440
Rentokil Initial PLC	13	104
Rightmove PLC	6	64
Rio Tinto PLC	7	462
Rolls-Royce Holdings plc (a)	59	98
Royal Mail PLC	5	37
Schroders PLC	1	44
Schroders PLC	—	10
SEGRO Public Limited Company	8	163
Severn Trent PLC	2	60
Smith & Nephew PLC	6	109
Smiths Group PLC	3	57
Spirax-Sarco Engineering PLC	1	112
SSE PLC	7	158
St. James's Place PLC	4	84
Standard Chartered PLC	18	111
Standard Life Aberdeen PLC	15	49
Tate & Lyle Public Limited Company	3	28
Taylor Wimpey PLC	26	61
Tesco PLC	54	213
The Berkeley Group Holdings PLC	1	54
The British Land Company Public Limited Company	7	49
The Royal Bank of Scotland Group Public Limited Company	35	106
The Sage Group PLC.	8	91
THG Holdings PLC (a)	5	16
Travis Perkins PLC	2	32
Unilever PLC	17	914
United Utilities Group PLC	5	69
Vodafone Group Public Limited Company	180	272
Weir Group PLC(The)	2	41
Whitbread PLC (a)	1	56
Wise PLC - Class A (a)	3	26
WPP 2012 Limited	8	120
		18,150
Canada 3.2%
Agnico Eagle Mines Limited	2	91
Air Canada (a)	2	38
Algonquin Power & Utilities Corp.	4	58
Alimentation Couche-Tard Inc. - Class A	6	243
AltaGas Ltd.	2	45
Bank of Montreal	4	474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Barrick Gold Corporation	12	234
BCE Inc.	2	104
BlackBerry Limited (a)	3	32
Brookfield Asset Management Inc. - Class A	10	595
CAE Inc. (a)	2	53
Cameco Corp.	3	61
Canadian Apartment Properties REIT	1	24
Canadian Imperial Bank of Commerce	3	350
Canadian National Railway Company	4	489
Canadian Natural Resources Ltd.	8	342
Canadian Pacific Railway Limited	6	431
Canadian Tire Corporation, Limited - Class A	—	57
Canadian Utilities Limited - Class A	1	26
Canopy Growth Corporation (a) (c)	2	13
CCL Industries Inc. - Class B	1	59
Cenovus Energy Inc.	8	104
CGI Inc. - Class A (a)	2	133
CI Financial Corp. (c)	1	27
Constellation Software Inc.	—	234
Dollarama Inc.	2	90
Emera Inc.	2	85
Empire Company Limited - Class A	1	40
Enbridge Inc.	14	535
Fairfax Financial Holdings Ltd.	—	76
Finning International Inc.	1	28
First Quantum Minerals Ltd	4	96
FirstService Corporation	—	41
Fortis Inc.	3	154
Franco-Nevada Corporation	1	180
George Weston Ltd.	1	60
GFL Environmental Inc.	1	42
Gildan Activewear Inc. - Class A	1	55
Great-West Lifeco Inc.	2	54
H&R Real Estate Investment Trust	1	12
Hydro One Limited	2	60
iA Financial Corporation Inc.	1	46
IGM Financial Inc.	1	18
Imperial Oil Ltd.	1	50
Intact Financial Corporation	1	156
Keyera Corp.	2	38
Kinross Gold Corporation	8	47
Lightspeed Commerce Inc. (a)	1	35
Loblaw Cos. Ltd.	1	82
Lundin Mining Corp.	5	37
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (a)	3	28
Magna International Inc.	2	154
Manulife Financial Corp.	13	253
Metro Inc. - Class A	2	88
National Bank of Canada	2	175
Nutrien Ltd.	4	298
Nuvei Technologies Corp. (a)	—	28
ONEX Corporation	1	39
Open Text Corporation	2	85
Pembina Pipeline Corporation	4	115
Power Corporation of Canada	4	126
Quebecor Inc. - Class B	1	27
Restaurant Brands International Limited Partnership	2	121
RioCan REIT	1	20
Ritchie Bros. Auctioneers Incorporated	1	43
Rogers Communications Inc. - Class B	2	114
Royal Bank of Canada	9	966
Saputo Inc.	2	36
Shaw Communications Inc. - Class B	3	91
Shopify Inc. - Class A (a)	1	1,044
SNC-Lavalin Group Inc.	1	29
Sun Life Financial Inc.	4	217
Suncor Energy Inc.	9	236
TC Energy Corporation	7	312
Teck Resources Limited - Class B	3	95
TELUS Corp.	3	71
TF1 International	1	59
The Bank of Nova Scotia	8	566
The Toronto-Dominion Bank	12	906
Thomson Reuters Corporation	1	136
TMX Group Limited	—	30
Tourmaline Oil Corp	2	58
Waste Connections, Inc.	2	206
Wheaton Precious Metals Corp.	3	129
WSP Canada Inc.	1	73
		13,408
France 2.9%
Adevinta ASA - Class B (a) (e)	2	23
Aeroports de Paris (a)	—	28
Alstom	2	69
Amundi (e)	—	36
Arkema	—	65
AXA SA	14	415
Biomerieux SA	—	44
BNP Paribas SA	8	543
Bollore SA	6	32
Bouygues SA	1	54
Bureau Veritas	2	69
Capgemini SA	1	262
Carrefour SA	4	76
Cie de Saint-Gobain	4	256
Cie Generale d'Optique Essilor International SA	2	416
CNP Assurances SA	1	21
Compagnie Generale des Etablissements Michelin	1	199
Covivio	—	23
Credit Agricole SA	8	121
Danone	5	291
Dassault Aviation	—	15
Dassault Systemes	5	275
EDENRED	2	77
Eiffage	1	59
Electricite de France	3	34
Engie	12	175
Gecina SA	—	52
Getlink S.E.	3	51
Hermes International SCA	—	416
IPSEN	—	23
Kering SA	1	406
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	557
Legrand SA	2	198
L'Oreal SA	2	773
LVMH Moet Hennessy Louis Vuitton SE	2	1,458
Orange SA	13	137
Pernod-Ricard SA	1	331
Publicis Groupe SA	2	101
Safran	2	292
Sanofi SA	8	781
Sartorius Stedim Biotech	—	90
Schneider Electric SE (a)	4	747
SEB SA	—	26
Societe Generale SA	6	190
Sodexo SA	1	53
SUEZ	3	63
Teleperformance	—	179
Thales SA	1	62
Total SA (c)	16	832
Veolia Environnement	4	137
VINCI	3	354
Vivendi SA	5	74
Worldline (a) (e)	2	89
		12,150
Switzerland 2.6%
ABB Ltd. - Class N	12	462
Adecco Group AG - Class N	1	54
Alcon AG	3	298
Baloise Holding AG - Class N	—	50
Barry Callebaut AG - Class N	—	36
Coca-Cola HBC AG	1	47
Compagnie Financiere Richemont SA	4	532
Credit Suisse Group AG - Class N	16	154
EMS-Chemie Holding AG	—	54
Garmin Ltd.	1	137
Geberit AG - Class N	—	198

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Givaudan SA - Class N	—	284
Glencore PLC	75	379
Julius Bar Gruppe AG - Class N	2	104
Kühne + Nagel International AG	—	111
LafargeHolcim Ltd.	3	174
Lindt & Spruengli AG - Class N	—	134
Lonza Group AG	1	417
Nestle SA - Class N	19	2,615
Novartis AG - Class N	16	1,387
Partners Group Holding AG	—	246
Roche Holding AG	—	79
Schindler Holding AG - Class N	—	39
SGS SA - Class N	—	133
Sika AG	1	387
Sonova Holding AG	—	143
STMicroelectronics NV	4	217
Straumann Holding AG - Class N	—	164
Swatch Group AG	—	61
Swatch Group AG - Class N	—	20
Swiss Life Holding AG - Class N	—	128
Swiss Re AG	2	189
Swisscom AG - Class N	—	96
TE Connectivity Ltd. (e)	2	355
Temenos Group AG - Class N	—	60
UBS Group AG	25	449
Vifor Pharma Management AG	—	59
Zurich Insurance Group AG - Class N	1	446
		10,898
Germany 2.1%
Adidas AG - Class N	1	363
Allianz SE	3	657
Aroundtown SA	7	40
BASF SE - Class N	6	394
Bayer AG - Class N	6	341
Bayerische Motoren Werke AG	2	218
Beiersdorf AG	1	72
Brenntag AG - Class N	1	91
Carl Zeiss Meditec AG	—	48
Continental AG (a)	1	76
Covestro AG (e)	1	75
Daimler AG - Class N	5	415
Delivery Hero SE (a) (e)	1	141
Deutsche Bank Aktiengesellschaft - Class N (a)	14	176
Deutsche Boerse AG - Class N	1	218
Deutsche Lufthansa AG (a)	2	15
Deutsche Post AG - Class N	7	429
Deutsche Telekom AG - Class N	22	409
Dresdner Bank AG (a)	7	52
DW Property Invest GmbH	—	8
E.ON SE - Class N	15	210
Evonik Industries AG	1	26
Fresenius Medical Care AG & Co. KGaA	1	86
Fresenius SE & Co. KGaA	3	113
GEA Group AG	1	63
Hannover Rueck SE - Class N	—	83
HeidelbergCement AG	1	70
Henkel AG & Co. KGaA	—	18
Infineon Technologies AG - Class N	9	393
Kion Group AG	—	53
Merck KGaA	1	212
MTU Aero Engines AG - Class N	—	75
Muenchener Rueckversicherungs AG - Class N	1	265
Puma SE	1	90
RWE AG	5	188
SAP SE	7	1,022
Siemens AG - Class N	5	909
Siemens Energy AG	3	72
Siemens Healthineers AG (e)	2	135
Symrise AG	1	130
Talanx Aktiengesellschaft	—	17
Telefonica Deutschland Holding AG	7	18
TUI AG - Class N (a) (e)	6	17
Uniper SE	1	32
Vonovia SE	5	287
Zalando SE (a) (e)	1	100
		8,922
Australia 1.9%
Afterpay Limited (a)	2	97
Alumina Ltd.	16	22
Ampol Limited	2	41
APA Group	8	55
Aristocrat Leisure Limited	4	143
ASX Ltd.	1	85
Aurizon Holdings Limited	13	32
AusNet Services Holdings Pty Ltd	17	31
Australia & New Zealand Banking Group Ltd.	19	383
Bendigo and Adelaide Bank Ltd.	4	24
BHP Group PLC	14	430
BHP Group PLC (c)	19	574
BlueScope Steel Ltd.	2	30
Boral Ltd.	2	10
Brambles Limited	10	79
Challenger Financial Services Group Ltd.	4	18
CIMIC Group Limited	1	11
Cochlear Ltd.	—	72
Coles Group Limited	9	121
Commonwealth Bank of Australia	11	842
Computershare Ltd.	4	54
Crown Resorts Limited (a)	3	24
CSL Ltd.	3	633
DEXUS Funds Management Limited	8	64
Domino's Pizza Enterprises Limited	—	37
Endeavour Group Limited	6	29
Evolution Mining Limited	13	37
Fortescue Metals Group Ltd.	11	158
Goodman Funding Pty Ltd	12	228
GPT Group	13	52
Harvey Norman Holdings Ltd.	5	17
IDP Education Limited	1	33
Incitec Pivot Ltd.	13	31
Insurance Australia Group Ltd.	16	49
LendLease Corp. Ltd.	4	34
Macquarie Group Limited	2	352
Magellan Financial Group Ltd (c)	1	15
Medibank Private Limited	18	44
Mirvac Group	25	53
National Australia Bank Ltd.	22	466
Newcrest Mining Ltd.	4	68
Northern Star Resources Ltd.	8	54
Orica Ltd.	3	29
Origin Energy Ltd.	13	49
Qantas Airways Ltd. (a)	5	17
QBE Insurance Group Ltd.	11	88
Ramsay Health Care Ltd.	1	69
REA Group Ltd.	—	45
Reece Limited	2	38
Rio Tinto Ltd.	3	184
Santos Ltd.	19	88
Scentre Group Limited	38	87
SEEK Limited	2	59
Seven Group Holdings Limited	1	14
Sonic Health Care Ltd.	3	110
South32 Limited	30	89
Stockland	16	50
Suncorp Group Ltd.	9	69
Sydney Airport Corporation Limited (a)	8	53
Tabcorp Holdings Ltd.	16	58
Telstra Corp. Ltd.	27	83
TPG Telecom Limited (c)	3	15
Transurban Group	19	190
Treasury Wine Estates Limited	5	46
Vicinity Centres RE Ltd	26	32
Washington H Soul Pattinson & Co. Ltd.	1	15
Wesfarmers Ltd.	8	332
Westpac Banking Corporation	25	384
Wisetech Global Limited	1	40
Woodside Petroleum Ltd.	7	104
Woolworths Group Ltd.	8	222

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
WorleyParsons Ltd.	2	17
		8,308
Netherlands 1.9%
Adyen B.V. (a) (e)	—	539
Aegon NV	10	50
Airbus SE (a)	4	535
Akzo Nobel N.V.	1	139
argenx SE (a)	—	124
ASM International N.V.	—	110
ASML Holding	3	2,199
CNH Industrial N.V.	7	138
HAL Trust	1	97
Heineken Holding N.V.	1	64
Heineken NV	2	181
ING Groep N.V.	27	374
JDE Peet's N.V.	—	14
Koninklijke Ahold Delhaize N.V.	7	246
Koninklijke DSM N.V.	1	237
Koninklijke KPN N.V.	26	80
Koninklijke Philips N.V.	6	233
NN Group N.V.	2	115
NXP Semiconductors N.V.	2	409
Prosus N.V.	6	475
Randstad NV	1	62
Royal Dutch Shell PLC - Class A	28	607
Royal Dutch Shell PLC - Class B	23	513
Unibail-Rodamco SE	1	55
Universal Music Group N.V.	8	239
Wolters Kluwer NV - Class C	2	213
		8,048
Sweden 1.2%
AB Sagax - Class B	1	32
Aktiebolaget Electrolux - Class B	2	45
Aktiebolaget Industrivarden - Class A	1	40
Aktiebolaget Industrivarden - Class C	1	37
Aktiebolaget SKF - Class B	3	61
Aktiebolaget Volvo - Class A	1	34
Aktiebolaget Volvo - Class B	10	222
Alfa Laval AB	2	82
Assa Abloy AB - Class B	7	211
Atlas Copco Aktiebolag - Class A	4	284
Atlas Copco Aktiebolag - Class B	3	157
Autoliv, Inc.	1	57
Axfood Aktiebolag	1	20
Boliden AB	2	74
Castellum AB	2	44
Elekta AB (publ) - Class B (c)	2	32
Embracer Group AB - Class B (a) (c)	4	41
Epiroc Aktiebolag - Class A	4	108
Epiroc Aktiebolag - Class B	3	58
EQT AB (e)	2	101
Essity Aktiebolag (publ) - Class B	4	136
Evolution Gaming Group AB (publ) (e)	1	169
Fabege AB	2	31
Fastighets Ab Balder - Class B (a)	1	54
G&L Beijer Ref AB - Class B	1	30
Getinge AB - Class B	1	64
Hennes & Mauritz AB - Class B (c)	5	106
Hexagon Aktiebolag - Class B	13	211
Hexpol AB - Class B	2	24
Holmen Aktiebolag - Class B	1	30
Husqvarna Aktiebolag - Class B	3	45
Indutrade Aktiebolag	2	52
Intrum AB	—	11
Investmentaktiebolaget Latour - Class B	1	38
Investor Aktiebolag - Class A	4	94
Investor Aktiebolag - Class B	12	307
Kinnevik AB - Class B (a)	2	60
L E Lundbergforetagen AB - Class B	1	29
Lifco Ab (Publ) - Class B	1	41
Lundin Petroleum AB	1	50
NIBE Industrier AB - Class B	10	147
Nordnet AB	1	18
Saab AB - Class B	1	14
Samhallsbyggnadsbolaget i Norden AB - Class B	7	54
Sandvik AB	7	207
Securitas AB - Class B	2	32
Sinch AB (publ) (a) (e)	3	43
Skandinaviska Enskilda Banken AB - Class A	11	152
Skanska AB - Class B	3	71
SSAB AB - Class A (a)	2	9
SSAB AB - Class B (a)	4	21
Storskogen Group AB (publ) (a)	5	35
Svenska Cellulosa Aktiebolaget SCA - Class B	4	68
Svenska Handelsbanken AB - Class A	11	119
Swedbank AB - Class A	7	132
Swedish Match AB	11	87
Tele2 AB - Class B	3	48
Telefonaktiebolaget LM Ericsson - Class B	18	200
Telia Co. AB	17	68
Trelleborg AB - Class B	2	43
Vitrolife AB	—	26
Volvo Car AB - Class B (a)	18	154
		5,070
Ireland 0.9%
Accenture Public Limited Company - Class A	4	1,733
CRH Plc	5	246
Flutter Entertainment Public Limited Company (a)	1	165
James Hardie Industries Public Limited Company - CDI	3	124
Kerry Group Plc	1	140
Kingspan Group Plc	1	120
Medtronic Public Limited Company	9	924
Seagate Technology Holdings Public Limited Company	1	155
Smurfit Kappa Funding Designated Activity Company	2	101
		3,708
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	70
A P Moller - Maersk A/S - Class B	—	143
Carlsberg A/S - Class B	1	118
Chr. Hansen Holding A/S	1	58
Coloplast A/S - Class B	1	148
Danske Bank A/S	5	85
Demant A/S (a)	1	36
DSV Panalpina A/S	1	333
Genmab A/S (a)	—	179
GN Store Nord A/S	1	61
Novo Nordisk A/S - Class B	11	1,242
Novozymes A/S - Class B	1	120
Orsted A/S (e)	1	163
Pandora A/S	1	81
Rockwool International A/S - Class A	—	15
Rockwool International A/S - Class B	—	21
Tryg A/S	2	55
Vestas Wind Systems A/S	7	209
		3,137
Hong Kong 0.7%
AIA Group Limited	80	805
Budweiser Brewing Company APAC Limited (e)	13	33
CK Asset Holdings Limited	13	85
CK Hutchison Holdings Limited	15	97
CK Infrastructure Holdings Limited	5	32
CLP Holdings Ltd.	11	116
Dairy Farm International Holdings Ltd.	2	6
ESR Cayman Limited (a) (e)	7	24
Galaxy Entertainment Group Ltd. (a)	11	57
Hang Lung Properties Ltd.	14	30
Hang Seng Bank Ltd.	5	86
Henderson Land Development Co. Ltd.	9	40
HK Electric Investments Limited	16	16
HKT Trust	28	38
Hong Kong & China Gas Co. Ltd.	74	115
Hong Kong Exchanges & Clearing Ltd.	8	454
Jardine Matheson Holdings Ltd.	2	99
JS Global Lifestyle Company Limited (e)	6	11
Link Real Estate Investment Trust	14	125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
MTR Corp.	11	58
New World Development Company Limited	9	36
Power Assets Holdings Ltd.	9	59
Sands China Ltd. (a)	16	37
Sino Land Co.	24	30
Sun Hung Kai Properties Ltd.	10	127
Swire Pacific Limited - Class B	10	10
Swire Pacific Ltd. - Class A	3	15
Swire Properties Limited	8	20
Techtronic Industries Company Limited	11	229
WH Group Limited (e)	62	39
Wharf Real Estate Investment Company Limited	11	56
		2,985
Spain 0.6%
Acciona,S.A.	—	28
ACS, Actividades de Construccion y Servicios, S.A.	2	45
AENA, S.M.E., S.A. (a) (e)	—	75
Amadeus IT Group SA (e)	3	212
Banco Bilbao Vizcaya Argentaria, S.A.	45	269
Banco Santander, S.A.	117	391
CaixaBank, S.A.	30	82
Cellnex Telecom, S.A. (e)	4	211
Enagas SA	2	40
Endesa SA (c)	2	51
Ferrovial, S.A.	3	103
Grifols, S.A.	2	42
Iberdrola, Sociedad Anonima	39	464
Industria de Diseno Textil, S.A.	8	248
MAPFRE, S.A.	7	14
Naturgy Energy Group SA (c)	2	75
Red Electrica Corporacion, S.A. (c)	2	48
Repsol SA	10	117
Siemens Gamesa Renewable Energy, S.A.	2	40
Telefonica SA (c)	37	161
		2,716
Italy 0.6%
A2A SpA	11	21
Amplifon S.p.A	1	31
Assicurazioni Generali SpA	8	177
Atlantia SpA (a)	3	68
Banca Mediolanum SpA	2	16
Banco BPM Societa' Per Azioni	10	31
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	14
Davide Campari-Milano S.p.A.	3	42
DiaSorin S.p.A.	—	30
Enel SpA	53	423
ENI SpA	17	237
Exor Nederland N.V.	1	67
Ferrari N.V.	1	225
Finecobank Banca Fineco SPA	4	72
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	1	15
Hera S.p.A.	5	22
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (e)	2	27
Intesa Sanpaolo SpA	116	299
Leonardo S.p.A.	3	19
Mediobanca SpA	5	58
Moncler S.p.A.	1	95
Nexi S.p.A. (a)	2	38
Pirelli & C. S.p.A. (e)	3	21
Poste Italiane - Societa' Per Azioni (e)	3	41
Prysmian S.p.A.	2	73
Recordati Industria Chimica E Farmaceutica S.p.A.	1	49
Snam Rete Gas SpA	12	70
Telecom Italia SpA	79	39
Terna – Rete Elettrica Nazionale S.p.A.	9	73
UniCredit S.p.A.	15	222
UnipolSai Assicurazioni S.p.A.	3	9
		2,624
Finland 0.4%
Elisa Oyj	1	60
Fortum Oyj	3	88
Huhtamaki Oyj	1	29
Kesko Oyj - Class A	1	20
Kesko Oyj - Class B	2	62
Kone Corporation	3	197
Konecranes Abp	—	17
Neste Oyj	3	146
Nokia Oyj (a)	37	230
Nokian Renkaat Oyj	1	33
Nordea Bank ABP	23	284
Orion Oyj - Class A	—	8
Orion Oyj - Class B	1	31
Outotec Oyj	4	48
Sampo Oyj - Class A	3	172
Stora Enso Oyj - Class R	4	74
UPM-Kymmene Oyj	3	111
Wartsila Oyj	4	50
		1,660
Singapore 0.3%
Ascendas REIT	23	50
Capitaland Investment Limited (a)	17	42
CapitaMall Trust	33	50
City Developments Ltd.	4	18
DBS Group Holdings Ltd.	12	295
Flex Ltd. (a)	3	62
Genting Singapore Limited	41	24
Great Eastern Holdings Limited	1	9
Jardine Cycle & Carriage Ltd.	1	11
Keppel Corporation Limited	9	34
Mapletree Commercial Trust Management Ltd. (d) (e)	13	19
Olam International Limited	7	9
Oversea-Chinese Banking Corporation Limited	25	213
Singapore Airlines Ltd. (a) (c)	9	32
Singapore Airport Terminal Services Ltd. (a)	4	13
Singapore Exchange Ltd.	6	41
Singapore Technologies Engineering Ltd.	10	29
Singapore Telecommunications Limited	47	82
United Overseas Bank Ltd.	10	210
UOL Group Ltd.	3	16
Venture Corp. Ltd.	2	26
Wilmar International Limited	19	60
		1,345
Belgium 0.2%
Ackermans	—	29
ageas SA/NV	1	68
Anheuser-Busch InBev	6	351
Colruyt SA	—	16
D'ieteren	—	27
Elia Group	—	26
Groupe Bruxelles Lambert SA	—	39
KBC Groep NV	2	199
Proximus	1	21
Sofina	—	48
Solvay SA	1	59
Telenet Group Holding	—	12
UCB SA	1	101
Umicore	1	54
Warehouses De Pauw	1	27
		1,077
Norway 0.2%
Aker ASA	1	22
Aker ASA	—	15
DNB ASA	6	141
Equinor ASA	7	194
Gjensidige Forsikring ASA	1	34
Kongsberg Gruppen ASA	1	20
Leroy Seafood Group ASA	2	15
Mowi ASA	3	76
Norsk Hydro ASA	9	71
Orkla ASA	6	56
SalMar ASA	—	25
Schibsted ASA - Class A	—	17
Schibsted ASA - Class B	1	21
Storebrand ASA	3	32

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Telenor ASA	5	72
TOMRA Systems ASA	1	48
Yara International ASA	1	40
		899
Israel 0.1%
Azrieli Group Ltd.	—	24
Bank Hapoalim BM	7	73
Bank Leumi Le-Israel BM	10	107
Bezeq Israeli Telecommunication Corp. Ltd.	14	23
Elbit Systems Ltd.	—	29
Israel Chemicals Ltd.	5	50
Israel Discount Bank Ltd.	8	52
Mizrahi Tefahot Bank Ltd.	1	36
Nice Ltd. (a)	—	137
Playtika Holding Corp. (a)	1	10
Teva Pharmaceutical Industries Ltd (a)	8	62
		603
Argentina 0.1%
MercadoLibre S.R.L (a)	—	417
Poland 0.1%
"Dino Polska" Spolka Akcyjna (a) (e)	—	28
Allegro.eu SA (a) (e)	2	23
Bank Pekao SA	1	34
CD Projekt SA	—	22
Cyfrowy Polsat S.A.	2	15
KGHM Polska Miedz SA	1	30
LPP SA	—	34
PGE Polska Grupa Energetyczna S.A. (a)	5	10
Polski Koncern Naftowy Orlen S.A.	2	34
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	10	16
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	6	61
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	32
Santander Bank Polska SA	—	19
		358
Austria 0.1%
Andritz AG	—	25
BAWAG Group AG (e)	—	29
Erste Group Bank AG	2	93
EVN AG	—	12
OMV AG	1	55
Raiffeisen Bank International AG	1	26
Telekom Austria Aktiengesellschaft	1	8
Verbund AG	1	57
Vienna Insurance Group AG Wiener Versicherung Gruppe	—	10
Voestalpine AG	1	27
		342
New Zealand 0.1%
a2 Milk Co. Ltd. (a)	6	23
Auckland International Airport Limited (a)	9	47
Contact Energy Limited	5	29
Fisher & Paykel Healthcare Corp.	4	92
Fletcher Building Ltd.	6	28
Mercury NZ Limited	4	19
Meridian Energy Limited	9	31
Ryman Healthcare Ltd.	3	24
Spark New Zealand Ltd.	14	42
		335
Luxembourg 0.1%
ArcelorMittal	5	145
Eurofins Scientific SE	1	98
Millicom International Cellular SA - SDR (a)	1	19
RTL Group SA	—	13
Tenaris SA	3	36
		311
Bermuda 0.1%
Arch Capital Group Ltd. (a)	2	105
Autostore Holdings Ltd (a) (e)	22	88
Everest Re Group, Ltd.	—	77
		270
China 0.1%
Wuxi Biologics Cayman Inc (a) (e)	21	258
Portugal 0.0%
EDP Renovaveis, S.A.	2	41
Energias de Portugal SA	20	108
Galp Energia, SGPS, S.A.	3	32
Jeronimo Martins, SGPS, S.A.	2	42
		223
Jersey 0.0%
Clarivate PLC (a)	2	56
Chile 0.0%
Antofagasta PLC	2	43
Russian Federation 0.0%
Polymetal International PLC	2	33
United Arab Emirates 0.0%
Mediclinic International PLC (a)	3	14
NMC Health PLC (d)	1	—
Mexico 0.0%
Fresnillo PLC	1	13
Total Common Stocks (cost $262,771)		416,904
PREFERRED STOCKS 0.6%
Switzerland 0.5%
Lindt & Spruengli AG	—	42
Roche Holding AG	5	1,938
Schindler Holding AG	—	74
		2,054
Germany 0.1%
Bayerische Motoren Werke AG	—	29
Henkel AG & Co. KGaA (f)	1	99
Porsche Automobil Holding SE (f)	1	96
Sartorius AG	—	114
Volkswagen AG (f)	1	249
		587
Spain 0.0%
Grifols, S.A.	2	20
Italy 0.0%
Telecom Italia SpA	39	19
Total Preferred Stocks (cost $1,832)		2,680
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund, 0.01% (b) (g)	4,564	4,564
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.03% (b) (g)	1,124	1,124
Total Short Term Investments (cost $5,688)		5,688
Total Investments 100.1% (cost $270,291)		425,272
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (0.1)%		(414)
Total Net Assets 100.0%		424,850

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Mellon World Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd - Class A	42	65	55	—	4	10	66	—
Jackson Financial Inc. - Class A	—	12	12	—	—	—	—	—
Prudential Public Limited Company	339	—	19	3	(2)	(9)	309	0.1
The Bank of New York Mellon Corporation	240	—	45	7	2	83	280	0.1
	621	77	131	10	4	84	655	0.2

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
"Dino Polska" Spolka Akcyjna	06/18/21	22	28	—
Adevinta ASA - Class B	08/31/20	33	23	—
Adyen B.V.	02/28/19	334	539	0.1
AENA, S.M.E., S.A.	09/22/17	88	75	—
Allegro.eu SA	06/18/21	38	23	—
Amadeus IT Group SA	09/22/17	206	212	0.1
Amundi	11/30/17	38	36	—
Autostore Holdings Ltd	12/17/21	84	88	—
Avast PLC	12/17/21	31	31	—
BAWAG Group AG	04/23/21	24	29	—
Budweiser Brewing Company APAC Limited	10/15/19	48	33	—
Cellnex Telecom, S.A.	05/28/19	152	211	0.1
Convatec Group PLC	04/23/21	31	28	—
Covestro AG	09/22/17	116	75	—
Delivery Hero SE	05/31/18	96	141	—
EQT AB	05/29/20	43	101	—
ESR Cayman Limited	11/30/20	21	24	—
Evolution Gaming Group AB (publ)	05/29/20	90	169	0.1
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	24	27	—
JS Global Lifestyle Company Limited	04/23/21	19	11	—
Mapletree Commercial Trust Management Ltd.	11/26/19	23	19	—
Orsted A/S	09/22/17	71	163	0.1
Pirelli & C. S.p.A.	04/23/21	18	21	—
Poste Italiane - Societa' Per Azioni	09/22/17	23	41	—
Siemens Healthineers AG	06/18/21	107	135	—
Sinch AB (publ)	06/18/21	56	43	—
TE Connectivity Ltd.	09/22/17	182	355	0.1
TUI AG - Class N	04/23/21	25	17	—
WH Group Limited	09/21/17	64	39	—
Worldline	09/22/17	101	89	—
Wuxi Biologics Cayman Inc	12/17/21	246	258	0.1
Zalando SE	09/22/17	92	100	—
		2,546	3,184	0.7

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	14	March 2022	EUR	582	—	20
FTSE 100 Index	3	March 2022	GBP	215	(1)	7
S&P 500 Index	15	March 2022		3,526	(10)	44
S&P/ASX 200 Index	1	March 2022	AUD	181	(2)	2
S&P/TSX 60 Index	2	March 2022	CAD	508	(1)	4
TOPIX Index	2	March 2022	JPY	39,981	—	—
					(14)	77

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	03/16/22	AUD	198	144	2
CAD/USD	UBS	03/16/22	CAD	202	160	1
EUR/USD	UBS	03/16/22	EUR	373	425	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	BCL	03/16/22	GBP	155	210	5
JPY/USD	BCL	03/16/22	JPY	45,805	398	(5)
					1,337	6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	299,044	117,805	55	416,904
Preferred Stocks	2,680	—	—	2,680
Short Term Investments	5,688	—	—	5,688
	307,412	117,805	55	425,272
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	77	—	—	77
Open Forward Foreign Currency Contracts	—	11	—	11
	77	11	—	88
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
	—	(5)	—	(5)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.3%
Financials 19.9%
American International Group, Inc.	202	11,510
Apollo Global Management, Inc. - Class A (a)	76	5,481
Arthur J Gallagher & Co.	135	22,963
Assurant, Inc.	112	17,448
Athene Holding Ltd - Class A (b) (c)	222	18,485
Cboe Global Markets, Inc.	103	13,383
Cincinnati Financial Corporation	99	11,275
Comerica Inc.	167	14,523
Discover Financial Services	142	16,395
East West Bancorp, Inc.	142	11,153
Element Fleet Management Corp.	828	8,431
Equitable Holdings, Inc.	599	19,638
Everest Re Group, Ltd.	63	17,363
Hanover Insurance Group Inc.	72	9,442
Invesco Ltd.	430	9,907
KeyCorp	749	17,327
Northern Trust Corp.	138	16,527
Prosperity Bancshares Inc.	153	11,091
Raymond James Financial Inc.	203	20,399
Reinsurance Group of America, Incorporated	98	10,774
Signature Bank	49	15,878
SLM Corporation	974	19,151
State Street Corporation	139	12,967
SVB Financial Group (c)	23	15,882
The Hartford Financial Services Group, Inc.	378	26,065
Umpqua Holdings Corp.	644	12,386
Voya Financial, Inc.	102	6,774
Willis Towers Watson Public Limited Company	81	19,154
Wintrust Financial Corporation	112	10,153
Zions Bancorp	300	18,953
		440,878
Industrials 15.8%
Alaska Air Group, Inc. (c)	165	8,600
Armstrong World Industries, Inc.	82	9,534
Builders FirstSource, Inc. (c)	81	6,970
Delta Air Lines, Inc. (c)	290	11,338
Dun & Bradstreet Holdings, Inc. (c)	356	7,300
Eaton Corporation Public Limited Company	151	26,044
Fortune Brands Home & Security, Inc.	144	15,399
Howmet Aerospace Inc.	442	14,077
Ingersoll Rand Inc.	296	18,335
ITT Industries Holdings, Inc.	126	12,917
Johnson Controls International Public Limited Company	363	29,544
Knight-Swift Transportation Holdings Inc. - Class A	204	12,455
L3Harris Technologies, Inc.	97	20,657
Masco Corporation	268	18,811
Owens Corning Inc.	3	276
PACCAR Inc.	221	19,519
Quanta Services, Inc.	83	9,519
Regal-Beloit Corp.	120	20,456
Republic Services Inc.	125	17,447
Sensata Technologies Holding PLC (c)	245	15,109
Stanley Black & Decker, Inc.	115	21,637
Univar Solutions Inc. (c)	425	12,048
Wabtec Corp.	151	13,881
XPO Logistics, Inc. (c)	89	6,926
		348,799
Consumer Discretionary 10.6%
Aramark	397	14,626
Brunswick Corp.	148	14,876
Dollar Tree Inc. (c)	120	16,845
Grand Canyon Education, Inc. (c)	124	10,590
International Game Technology PLC	265	7,653
Lear Corporation	128	23,374
LKQ Corporation	472	28,347
Mattel, Inc. (c)	499	10,760
Newell Brands Inc.	634	13,836
Polaris Industries Inc.	71	7,834
PVH Corp.	92	9,793
Skechers U.S.A. Inc. - Class A (c)	322	13,972
The Wendy's Company	725	17,286
Toll Brothers Inc.	357	25,835
Urban Outfitters Inc. (c)	276	8,106
Wyndham Hotels & Resorts, Inc.	109	9,798
		233,531
Materials 9.5%
Ashland Global Holdings Inc.	145	15,657
Axalta Coating Systems Ltd. (c)	540	17,881
Berry Global Group, Inc. (c)	245	18,063
Celanese Corp. - Class A	105	17,627
Corteva, Inc.	365	17,234
Crown Holdings Inc.	135	14,914
DuPont de Nemours, Inc.	265	21,390
Eastman Chemical Co.	194	23,499
FMC Corporation	119	13,104
Graphic Packaging Holding Company	768	14,982
Reynolds Consumer Products LLC	256	8,044
Vulcan Materials Co.	71	14,803
Westrock Company, Inc.	292	12,946
		210,144
Information Technology 9.0%
Amdocs Limited	226	16,907
Corning Incorporated	388	14,456
Global Payments Inc.	117	15,874
KBR, Inc.	595	28,327
Leidos Holdings Inc.	146	13,012
Motorola Solutions Inc.	81	21,880
NXP Semiconductors N.V.	93	21,283
On Semiconductor Corporation (c)	299	20,319
TE Connectivity Ltd. (d)	108	17,443
Verint Systems Inc. (c)	147	7,698
Zebra Technologies Corp. - Class A (c)	36	21,453
		198,652
Health Care 8.2%
AmerisourceBergen Corporation	124	16,475
Dentsply Sirona Inc.	320	17,839
Hologic Inc. (c)	130	9,954
Icon Public Limited Company (c)	60	18,457
Laboratory Corporation of America Holdings (c)	58	18,156
Organon & Co.	315	9,600
PerkinElmer Inc.	104	20,842
Premier Healthcare Solutions, Inc. - Class A	168	6,933
Quest Diagnostics Incorporated	100	17,272
Syneos Health, Inc. - Class A (c)	65	6,689
Universal Health Services Inc. - Class B	115	14,897
Viatris, Inc.	606	8,198
Zimmer Biomet Holdings, Inc.	122	15,477
		180,789
Utilities 7.6%
Ameren Corporation	151	13,475
Atmos Energy Corporation	71	7,382
CenterPoint Energy, Inc.	556	15,526
CMS Energy Corp.	260	16,922
Edison International	168	11,462
Eversource Energy	168	15,251
Pacific Gas And Electric Company (c)	1,712	20,787
Pinnacle West Capital Corp.	199	14,015
Public Service Enterprise Group Inc.	297	19,830
Sempra Energy	106	13,951
The AES Corporation	768	18,665
		167,266
Real Estate 7.1%
Boston Properties Inc.	59	6,731
Brixmor Property Group Inc.	598	15,202
Host Hotels & Resorts, Inc. (c)	672	11,685
Life Storage Inc.	182	27,918
Mid-America Apartment Communities, Inc.	111	25,544
Spirit Realty Capital, Inc.	171	8,250
STAG Industrial, Inc.	171	8,212
Sun Communities Inc.	101	21,260
VICI Properties Inc. (a)	643	19,364

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
W.P. Carey Inc.	169	13,867
		158,033
Energy 5.0%
Cabot Oil & Gas Corp.	418	7,945
Devon Energy Corporation	410	18,068
Diamondback Energy, Inc.	142	15,262
Equitrans Midstream Corp.	281	2,910
Halliburton Company	319	7,296
Hess Corporation	172	12,713
Pioneer Natural Resources Co.	99	18,033
Plains GP Holdings, L.P. - Class A (c)	892	9,042
Targa Resources Corp.	205	10,691
Valero Energy Corporation	130	9,754
		111,714
Consumer Staples 3.7%
Albertsons Companies, Inc. - Class A (a)	471	14,212
Coca-Cola European Partners PLC	227	12,667
Energizer Holdings, Inc.	206	8,272
Ingredion Inc.	139	13,441
JM Smucker Co.	91	12,410
Kellogg Co.	212	13,664
Performance Food Group, Inc. (c)	175	8,031
		82,697
Communication Services 1.9%
Altice USA, Inc. - Class A (c)	316	5,108
Discovery, Inc. - Series C (c)	370	8,463
Electronic Arts Inc.	86	11,332
Liberty Broadband Corp. - Series C (c)	107	17,188
		42,091
Total Common Stocks (cost $1,557,473)		2,174,594
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.5%
JNL Government Money Market Fund, 0.01% (b) (e)	33,293	33,293
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.03% (b) (e)	19,216	19,216
Total Short Term Investments (cost $52,509)		52,509
Total Investments 100.7% (cost $1,609,982)		2,227,103
Other Assets and Liabilities, Net (0.7)%		(16,572)
Total Net Assets 100.0%		2,210,531

(a) All or a portion of the security was on loan as of December 31, 2021.

(b) Investment in affiliate.

(c) Non-income producing security.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/MFS Mid Cap Value Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Athene Holding Ltd - Class A	10,219	—	924	—	145	9,045	18,485	0.8

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/09/17	10,707	17,443	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	2,174,594	—	—	2,174,594
Short Term Investments	52,509	—	—	52,509
	2,227,103	—	—	2,227,103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 94.9%
Financials 86.3%
3i Group plc	23	454
Ackermans	—	77
Agronomics Limited (a)	184	56
Alaris Royalty Corp. (b)	—	3
Apollo Global Management, Inc. - Class A (b)	11	802
Ares Management Corporation - Class A	5	359
Arix Bioscience PLC (a)	14	22
Aurelius Equity Opportunities SE and Co. KGaA	5	161
Bure Equity AB	3	139
CapMan Oyj - Class B	3	11
Chrysalis Investments Limited (a)	4	15
Creades AB (publ) - Class A	—	3
Deutsche Beteiligungs AG	2	99
EQT AB (c)	9	489
Eurazeo SA	2	139
Exor Nederland N.V.	1	89
GCM Grosvenor Inc. - Class A (a)	2	18
Gimv	2	105
Hamilton Lane Inc. - Class A	1	109
Intermediate Capital Group PLC	13	382
IP Group PLC	15	26
JAFCO Co., Ltd.	2	109
K.K.R. Co., Inc. - Class A	12	894
Kinnevik AB - Class B (a)	4	145
Molten Ventures PLC (a)	1	14
Mutares SE & Co. KGaA	3	75
ONEX Corporation	4	294
Pacific Current Group Limited	1	7
Partners Group Holding AG	1	996
Patria Investments Ltd - Class A (a)	4	71
Ratos AB - Class B	27	171
Safeguard Scientifics Inc. (a)	1	4
SBI Holdings Inc.	8	210
Sievi Capital Oyj	8	18
Sofina	—	115
Stepstone Group Inc. - Class A	3	132
T. Rowe Price Group, Inc.	3	631
The Blackstone Group Inc. - Class A	7	941
The Carlyle Group, Inc.	5	276
Vinci Partners Investimentos Ltda - Class A (a)	—	1
VNV Global AB (publ) (a)	—	3
Wendel SA	2	180
		8,845
Utilities 4.0%
Brookfield Renewable Partners L.P.	7	239
Encavis AG	9	166
		405
Industrials 3.5%
Investmentaktiebolaget Latour - Class B	7	267
Volati AB (b)	4	96
		363
Health Care 1.0%
Puretech Health PLC (a)	25	99
Communication Services 0.1%
Frontier Digital Ventures Ltd (a)	5	5
Consumer Discretionary 0.0%
BEENOS Inc.	—	4
Total Common Stocks (cost $8,981)		9,721
INVESTMENT COMPANIES 6.1%
3I Infrastructure PLC	36	172
Augmentum Fintech PLC	—	1
Caledonia Investments PLC	2	128
HBM Healthcare Investments AG	—	13
HgCapital Trust PLC	41	230
NB Private Equity Partners Limited	—	7
RIT Capital Partners PLC	1	32
Financials 0.4%
Princess Private Equity Holding Limited	1	17
Riverstone Energy Limited	3	20
		37
Total Investment Companies (cost $573)		620
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund, 0.01% (d) (e)	74	74
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	1	1
Total Short Term Investments (cost $75)		75
Total Investments 101.7% (cost $9,629)		10,416
Other Assets and Liabilities, Net (1.7)%		(170)
Total Net Assets 100.0%		10,246

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	41.2%
United Kingdom	12.8
Sweden	12.7
Switzerland	9.8
Canada	5.2
Germany	4.8
Japan	3.1
France	3.1
Belgium	2.9
Jersey	1.7
Italy	0.9
Cayman Islands	0.7
Isle of Man	0.5
Finland	0.3
Guernsey	0.2
Australia	0.1
Brazil	—
100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Summary of Investments by Country^	Total Long Term Investments
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
EQT AB	04/26/21	404	489	4.8

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	01/05/22	AUD	3	2	—
CAD/USD	BOA	01/04/22	CAD	8	7	—
CAD/USD	CBA	01/04/22	CAD	—	—	—
GBP/USD	BOA	01/04/22	GBP	3	4	—
SEK/USD	BMO	01/04/22	SEK	74	8	—
SEK/USD	JPM	01/04/22	SEK	1	—	—
					21	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	4,535	4,310	—	8,845
Utilities	239	166	—	405
Industrials	—	363	—	363
Health Care	—	99	—	99
Communication Services	—	5	—	5
Consumer Discretionary	—	4	—	4
Investment Companies	—	620	—	620
Short Term Investments	75	—	—	75
	4,849	5,567	—	10,416
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.6%
Information Technology 25.4%
Aspen Technology, Inc. (a)	185	28,135
Blackbaud, Inc. (a)	342	26,971
Guidewire Software, Inc. (a)	213	24,129
Intel Corporation	483	24,888
KLA-Tencor Corp.	34	14,665
Lam Research Corp.	21	14,799
Microchip Technology Incorporated	160	13,940
Microsoft Corporation	80	26,992
Salesforce.Com, Inc. (a)	97	24,541
ServiceNow, Inc. (a)	19	12,428
The Western Union Company	1,316	23,474
Tyler Technologies Inc. (a)	51	27,340
		262,302
Health Care 16.5%
Biogen Inc. (a)	95	22,802
Bristol-Myers Squibb Company	426	26,563
Gilead Sciences, Inc.	359	26,097
Medtronic Public Limited Company	211	21,810
Merck & Co., Inc.	348	26,704
Veeva Systems Inc. - Class A (a)	88	22,526
Zimmer Biomet Holdings, Inc.	185	23,469
		169,971
Industrials 15.1%
C.H. Robinson Worldwide, Inc.	143	15,392
Emerson Electric Co.	269	24,979
Equifax Inc.	90	26,314
Honeywell International Inc.	62	12,933
Lockheed Martin Corporation	74	26,401
Raytheon BBN Technologies Corp.	149	12,857
Roper Technologies, Inc.	27	13,361
The Boeing Company (a)	119	23,978
		156,215
Consumer Staples 14.1%
Altria Group, Inc.	546	25,898
Campbell Soup Company	593	25,762
Constellation Brands, Inc. - Class A	113	28,363
Kellogg Co.	408	26,287
Philip Morris International Inc.	267	25,342
The Coca-Cola Company	232	13,717
		145,369
Communication Services 7.3%
Alphabet Inc. - Class A (a)	9	25,401
Comcast Corporation - Class A	260	13,106
Facebook, Inc. - Class A (a)	72	24,367
Walt Disney Co.	83	12,822
		75,696
Consumer Discretionary 6.1%
Amazon.com, Inc. (a)	7	24,251
MercadoLibre S.R.L (a)	11	14,199
Polaris Industries Inc.	220	24,169
		62,619
Financials 5.1%
Berkshire Hathaway Inc. - Class B (a)	91	27,167
Wells Fargo & Company	535	25,669
		52,836
Materials 4.8%
Compass Minerals International, Inc.	441	22,522
Corteva, Inc.	565	26,713
		49,235
Energy 2.6%
Cheniere Energy, Inc.	268	27,176
Utilities 2.6%
Dominion Energy, Inc.	341	26,802
Total Common Stocks (cost $899,019)		1,028,221
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund, 0.01% (b) (c)	3,792	3,792
Total Short Term Investments (cost $3,792)		3,792
Total Investments 100.0% (cost $902,811)		1,032,013
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.0)%		(101)
Total Net Assets 100.0%		1,031,896

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Morningstar Wide Moat Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	11,312	751	13,593	166	1,968	(438)	—	—

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	23	March 2022	5,368	(16)	104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,028,221	—	—	1,028,221
Short Term Investments	3,792	—	—	3,792
	1,032,013	—	—	1,032,013
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	104	—	—	104
	104	—	—	104

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
GOVERNMENT AND AGENCY OBLIGATIONS 27.2%
U.S. Government Agency Obligations 27.2%
Federal Farm Credit Banks Consolidated Systemwide Bonds
0.26%, 06/22/22 (a)	1,000	1,000
Federal Farm Credit Banks Funding Corporation
0.15%, 05/16/22 (a)	500	500
Federal Home Loan Bank of New York
0.07%, 08/25/22 (a)	985	984
Federal Home Loan Mortgage Corporation
2.13%, 02/28/22 (a)	1,000	1,003
0.38%, 04/20/23 (a)	900	898
Federal National Mortgage Association, Inc.
2.00%, 01/05/22 (a)	380	380
2.13%, 02/28/22 (a)	1,425	1,429
FHLBanks Office of Finance
0.12%, 06/01/22 (a)	750	750
Total Government And Agency Obligations (cost $6,948)		6,944
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.9%
Verizon Owner Trust
Series 2019-A1B-C, 0.52%, (1 Month USD LIBOR + 0.42%), 11/21/22 (b)	235	235
Total Non-U.S. Government Agency Asset-Backed Securities (cost $235)		235
CORPORATE BONDS AND NOTES 0.8%
Energy 0.8%
Chevron Corporation
0.65%, (3 Month USD LIBOR + 0.48%), 03/03/22 (b)	200	200
Total Corporate Bonds And Notes (cost $200)		200
SHORT TERM INVESTMENTS 65.8%
U.S. Treasury Bill 33.3%
Treasury, United States Department of
0.05%, 01/27/22 (c)	2,310	2,310
0.04%, 02/10/22 (c)	1,600	1,600
0.05%, 03/01/22 (c)	2,300	2,300
0.04%, 03/10/22 (c)	2,300	2,300
		8,510
Investment Companies 32.5%
JNL Government Money Market Fund, 0.01% (d) (e)	8,319	8,319
Total Short Term Investments (cost $16,829)		16,829
Total Investments 94.7% (cost $24,212)		24,208
Other Derivative Instruments 0.7%		190
Other Assets and Liabilities, Net 4.6%		1,162
Total Net Assets 100.0%		25,560

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The coupon rate represents the yield to maturity.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	15	March 2022	1,033	1	20
Brent Crude	25	May 2022	1,836	(42)	60
Cattle Feeder	3	January 2022	244	1	6
Cocoa	15	March 2022	387	(5)	(9)
Coffee C	5	March 2022	468	(8)	(44)
Copper	15	March 2022	1,618	22	55
Corn	70	March 2022	1,929	(10)	147
Cotton No. 2	12	March 2022	555	(10)	121
Crude Oil, WTI	18	May 2022	1,272	(33)	59
Gasoline, RBOB	13	March 2022	1,068	(33)	149
Gold, 100 Oz.	17	April 2022	3,007	24	106
KC HRW Wheat	17	March 2022	623	(9)	59
Lead	1	March 2022	54	43	4
Lean Hogs	20	April 2022	658	(9)	36
Live Cattle	12	May 2022	656	—	40
Low Sulfur Gasoil	14	May 2022	885	(14)	32
Natural Gas	39	March 2022	1,425	64	(38)
New York Harbor ULSD	11	May 2022	1,009	(25)	40
Nickel	6	March 2022	688	63	60
Palladium	1	March 2022	205	(7)	(14)
Platinum	12	April 2022	572	6	8
Silver	10	March 2022	1,153	12	14
Soybean	15	March 2022	981	—	23
Soybean Meal	26	March 2022	902	(11)	135
Soybean Oil	15	March 2022	518	2	(9)
Sugar No. 11	18	May 2022	406	2	(25)
Wheat	19	March 2022	708	(9)	24
Zinc	10	March 2022	768	175	119
				190	1,178

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Government And Agency Obligations	—	6,944	—	6,944
Non-U.S. Government Agency Asset-Backed Securities	—	235	—	235
Corporate Bonds And Notes	—	200	—	200
Short Term Investments	8,319	8,510	—	16,829
	8,319	15,889	—	24,208
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,317	—	—	1,317
	1,317	—	—	1,317
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(139)	—	—	(139)
	(139)	—	—	(139)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
CORPORATE BONDS AND NOTES 40.8%
Financials 9.0%
1MDB Global Investments Limited
4.40%, 03/09/23 (a)	1,000	1,004
ABN AMRO Bank N.V.
3.32%, 03/13/37 (b) (c)	1,400	1,399
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	1,820	1,856
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	1,305	1,354
Ally Financial Inc.
4.70%, (100, 05/15/26) (d)	830	865
American Express Company
3.55%, (100, 09/15/26) (d)	540	542
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	685	693
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	1,160	1,171
5.63%, 01/15/29 (c)	1,175	1,147
Avis Budget Car Rental LLC
4.75%, 01/30/26, EUR (a)	130	151
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (b) (d)	200	213
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (b) (d)	550	546
Banco Santander, S.A.
7.50%, (100, 02/08/24) (a) (b) (d)	800	862
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	287	291
5.13%, (100, 06/20/24) (d)	56	58
5.88%, (100, 03/15/28) (d)	330	368
6.25%, (100, 09/05/24) (d)	467	504
2.48%, 09/21/36	2,775	2,686
Barclays PLC
4.38%, (100, 03/15/28) (b) (d)	2,065	2,022
6.13%, (100, 12/15/25) (b) (d)	855	928
BNP Paribas
4.50%, (100, 02/25/30) (b) (c) (d) (e)	450	447
4.63%, (100, 02/25/31) (c) (d) (e)	575	577
7.38%, (100, 08/19/25) (b) (c) (d)	342	388
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,405	1,411
Citigroup Inc.
3.88%, (100, 02/18/26) (d)	225	225
4.00%, (100, 12/10/25) (d)	220	221
4.15%, (100, 11/15/26) (d)	935	950
4.70%, (100, 01/30/25) (d)	305	310
5.00%, (100, 09/12/24) (d)	403	416
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	215	216
6.00%, (100, 07/06/23) (d)	275	281
6.38%, (100, 04/06/24) (d)	368	383
Credit Suisse Group AG
5.10%, (100, 01/24/30) (c) (d) (e)	265	265
5.25%, (100, 02/11/27) (c) (d)	950	976
6.38%, (100, 08/21/26) (c) (d)	307	331
3.09%, 05/14/32 (c)	1,860	1,891
Discover Financial Services
5.50%, (100, 10/30/27) (d)	636	679
Dovalue S.P.A.
5.00%, 08/04/25, EUR (a)	100	118
Dresdner Bank AG
7.00%, (100, 04/09/25) (a) (d)	400	430
EG Global Finance PLC
4.38%, 02/07/25, EUR (a) (e)	1,180	1,348
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (a) (d)	575	602
Encore Capital Group, Inc.
5.38%, 02/15/26, GBP (a)	290	406
4.25%, 06/01/28, GBP (a)	825	1,100
Fifth Third Bancorp
5.10%, (100, 06/30/23) (d)	547	557
Ford Motor Credit Company LLC
5.11%, 05/03/29	495	563
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (c) (f) (g)	3,227	3,117
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	415	398
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (c)	615	637
HSBC Holdings PLC
4.00%, (100, 03/09/26) (b) (d) (e)	450	449
4.70%, (100, 03/09/31) (b) (d) (e)	410	408
Huntington Bancshares Incorporated
5.63%, (100, 07/15/30) (d)	145	166
5.70%, (100, 04/15/23) (d)	504	513
ING Groep N.V.
3.88%, (100, 05/16/27) (b) (d)	1,460	1,381
5.75%, (100, 11/16/26) (b) (d)	846	909
6.50%, (100, 04/16/25) (b) (d) (e)	245	267
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (d)	200	201
4.60%, (100, 02/01/25) (d)	243	248
4.63%, (100, 11/01/22) (d)	459	457
LeasePlan Corporation N.V.
7.38%, (100, 05/29/24), EUR (a) (d)	200	251
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	690
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (c)	1,030	1,053
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (d)	863	970
M&T Bank Corporation
3.50%, (100, 09/01/26) (d)	1,095	1,074
Morgan Stanley
3.73%, (3 Month USD LIBOR + 3.61%), (100, 01/15/22) (d) (h)	1,405	1,406
2.48%, 09/16/36	2,775	2,680
NatWest Group PLC
4.60%, (100, 06/28/31) (b) (d)	935	921
6.00%, (100, 12/29/25) (b) (d)	595	652
3.03%, 11/28/35 (b)	3,060	3,009
Nidda BondCo GmbH
5.00%, 09/30/25, EUR (a)	150	169
Nielsen Finance LLC
5.63%, 10/01/28 (c)	1,220	1,260
5.88%, 10/01/30 (c)	620	655
Nordea Bank Abp
3.75%, (100, 03/01/29) (b) (c) (d)	1,015	965
Onemain Finance Corporation
3.50%, 01/15/27	690	683
Outfront Media Capital Corporation
5.00%, 08/15/27 (c)	92	94
Oztel Holdings SPC Ltd.
6.63%, 04/24/28 (c)	745	813
Rassman, Joel H.
4.35%, 02/15/28	160	176
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (a) (b) (d)	800	840
Societe Generale
4.75%, (100, 05/26/26) (b) (c) (d)	330	335
Springleaf Finance Corporation
7.13%, 03/15/26	615	703
Standard Chartered PLC
4.30%, (100, 08/19/28) (b) (c) (d)	1,180	1,134
SVB Financial Group
4.25%, (100, 11/15/26) (d)	1,560	1,576
The Bank of New York Mellon Corporation
3.75%, (100, 12/20/26) (d)	1,450	1,455
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (d)	1,617	1,636
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (d)	420	415
3.80%, (100, 05/10/26) (d)	200	199
4.13%, (100, 11/10/26) (d)	770	781
4.95%, (100, 02/10/25) (d)	225	234
5.50%, (100, 08/10/24) (d)	156	165
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (d)	1,085	1,062
5.00%, (100, 11/01/26) (d)	90	96
Truist Financial Corporation
5.05%, (100, 06/15/22) (d)	308	313
5.10%, (100, 03/01/30) (d)	1,180	1,327
U.S. Bancorp
3.70%, (100, 01/15/27) (d)	1,480	1,485
UBS Group AG
4.38%, (100, 02/10/31) (c) (d)	200	197
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (a) (b) (d)	1,066	1,186
UniCredit S.p.A.
8.00%, (100, 06/03/24) (a) (b) (d)	200	219
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	790	825
Wells Fargo & Company
3.90%, (100, 03/15/26) (d)	810	827
5.90%, (100, 06/15/24) (d)	384	405
XP Inc.
3.25%, 07/01/26 (c)	390	375
		78,213
Energy 5.7%
Antero Midstream Partners LP
5.75%, 01/15/28 (c)	1,310	1,374
5.38%, 06/15/29 (c)	370	391
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	850	864
8.25%, 12/31/28 (c)	165	172
5.88%, 06/30/29 (c)	435	418
Bip-V Chinook
5.50%, 06/15/31 (c)	2,060	2,150
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (d)	2,835	3,089
Buckeye Partners, L.P.
5.85%, 11/15/43	180	177
5.60%, 10/15/44	725	706
Cheniere Energy, Inc.
4.50%, 10/01/29	555	591
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	1,462	1,585
5.88%, 01/15/30 (c)	670	687
CrownRock, L.P.
5.63%, 10/15/25 (c)	190	195
DCP Midstream Operating, LP
5.60%, 04/01/44	275	342
DCP Midstream, LP
5.85%, 05/21/43 (c)	130	126
DT Midstream, Inc.
4.13%, 06/15/29 (c)	1,050	1,080
Ecopetrol S.A.
5.88%, 05/28/45	345	331
Energy Transfer LP
6.63%, (100, 02/15/28) (d)	3,465	3,290
7.13%, (100, 05/15/30) (d)	4,615	4,709
Enterprise Products Operating LLC
4.20%, 01/31/50	1,890	2,137
EQM Midstream Partners, LP
6.00%, 07/01/25 (c)	185	201
6.50%, 07/01/27 (c)	95	107
5.50%, 07/15/28	895	978
4.50%, 01/15/29 (c)	235	244
4.75%, 01/15/31 (c)	140	148
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (c)	110	121
Genesis Energy, L.P.
6.50%, 10/01/25	330	327
6.25%, 05/15/26	605	592
8.00%, 01/15/27	155	160
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	125	133
5.75%, 02/01/29 (c)	250	258
6.00%, 02/01/31 (c)	276	286
ITT Holdings LLC
6.50%, 08/01/29 (c)	645	637
JSC National Company 'KazMunayGas'
5.75%, 04/19/47 (c)	620	760
Kinder Morgan, Inc.
5.55%, 06/01/45	2,025	2,565
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	425	430
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	327
MV24 Capital B.V.
6.75%, 06/01/34 (c)	199	205
Nabors Industries, Inc.
7.38%, 05/15/27 (c)	230	238
New Fortress Energy Inc.
6.75%, 09/15/25 (c)	1,245	1,265
6.50%, 09/30/26 (c)	2,410	2,408
Occidental Petroleum Corporation
6.13%, 01/01/31	230	279
4.30%, 08/15/39	915	910
PDC Energy, Inc.
5.75%, 05/15/26	350	361
Petrobras Global Finance B.V.
5.38%, 10/01/29, GBP	100	141
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 11/15/26 (a) (i) (j) (k)	5,862	222
Petróleos Mexicanos
4.75%, 02/26/29, EUR (a)	260	291
6.35%, 02/12/48	505	435
7.69%, 01/23/50	970	936
Plains All American Pipeline, L.P.
3.55%, 12/15/29	1,165	1,213
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	340
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (a) (d)	230	283
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	200	206
Southwestern Energy Company
4.75%, 02/01/32	530	559
Summit Midstream Holdings, LLC
5.75%, 04/15/25	190	174
Sunnova Energy Corporation
5.88%, 09/01/26 (c)	495	505
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (c)	825	894
6.00%, 03/01/27 (c)	220	229
5.50%, 01/15/28 (c)	830	830
6.00%, 12/31/30 - 09/01/31 (c)	1,780	1,774
Targa Resource Corporation
5.38%, 02/01/27	50	52
6.50%, 07/15/27	45	48
5.00%, 01/15/28	50	53
6.88%, 01/15/29	45	50
TechnipFMC PLC
6.50%, 02/01/26 (c)	563	602
Venture Global Calcasieu Pass, LLC
4.13%, 08/15/31 (c)	500	534
Western Midstream Operating, LP
5.30%, 02/01/30 (f) (l)	500	551
Wintershall Dea AG
3.00%, (100, 07/20/28), EUR (a) (d)	700	774
WPX Energy, Inc.
5.25%, 09/15/24	115	123
		50,173
Communication Services 5.7%
Altice Financing S.A.
4.25%, 08/15/29, EUR (a)	1,210	1,345
Altice Finco S.A.
4.75%, 01/15/28, EUR (a)	160	173
Altice France
4.13%, 01/15/29, EUR (a)	1,260	1,423
Altice France Holding S.A.
5.50%, 01/15/28 (c)	700	694

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
4.00%, 02/15/28, EUR (a) (e)	100	109
Altice France S.A.
6.00%, 02/15/28 (c)	2,505	2,396
AT&T Inc.
4.50%, 03/09/48	2,299	2,694
3.65%, 06/01/51	715	744
Banijay Group
6.50%, 03/01/26, EUR (a)	150	177
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	285	296
Cars.com Inc.
6.38%, 11/01/28 (c)	490	522
CCO Holdings, LLC
5.00%, 02/01/28 (c)	385	399
4.75%, 03/01/30 (c)	660	688
4.50%, 08/15/30 (c)	735	754
4.25%, 02/01/31 (c)	585	591
Charter Communications Operating, LLC
4.80%, 03/01/50	1,895	2,123
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	128	132
Comcast Corporation
2.94%, 11/01/56 (c)	2,220	2,124
Consolidated Communications, Inc.
5.00%, 10/01/28 (c) (e)	515	526
6.50%, 10/01/28 (c)	480	509
CSC Holdings, LLC
7.50%, 04/01/28 (c)	200	215
5.75%, 01/15/30 (c)	3,000	3,000
4.63%, 12/01/30 (c)	955	904
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (c) (e)	194	202
DISH DBS Corporation
7.75%, 07/01/26	510	539
7.38%, 07/01/28	750	761
5.13%, 06/01/29	665	605
Dish Network Corporation
2.38%, 03/15/24 (b)	740	708
DKT Finance ApS
7.00%, 06/17/23, EUR (a)	100	115
Eircom Limited
3.50%, 05/15/26, EUR (a)	795	917
Frontier Communications Holdings, LLC
5.88%, 11/01/29	880	879
6.00%, 01/15/30 (c)	415	417
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	455	481
5.00%, 05/01/28 (c)	355	366
6.75%, 05/01/29 (c)	525	548
Iliad Holding
5.63%, 10/15/28, EUR (a)	350	419
7.00%, 10/15/28 (c)	305	321
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	805	822
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (c)	335	339
6.50%, 05/15/27 (c)	1,070	1,171
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (a)	1,760	2,038
4.00%, 09/18/27, EUR (c)	200	232
Lumen Technologies Inc.
5.38%, 06/15/29 (c)	560	563
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	645	639
8.00%, 08/01/29 (c)	420	417
Netflix, Inc.
5.88%, 11/15/28	105	127
6.38%, 05/15/29	100	125
Northwest Fiber, LLC
6.00%, 02/15/28 (c) (e)	550	541
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (a)	955	1,108
Sirius XM Radio Inc.
5.00%, 08/01/27 (c)	110	114
5.50%, 07/01/29 (c)	1,495	1,613
4.13%, 07/01/30 (c)	1,700	1,705
SoftBank Group Corp
4.00%, 09/19/29, EUR (a)	156	172
Summer (BC) Bidco B LLC
5.50%, 10/31/26 (c)	485	494
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (a)	100	118
Telefonica Europe B.V.
3.88%, (100, 06/22/26), EUR (a) (d)	100	120
T-Mobile USA, Inc.
4.50%, 04/15/50	1,775	2,084
United Group B.V.
4.00%, 11/15/27, EUR (a)	1,575	1,775
3.63%, 02/15/28, EUR (a)	310	343
Virgin Media Finance PLC
5.00%, 07/15/30 (c)	205	205
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (c)	500	526
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (a)	1,005	1,359
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (c)	635	640
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (c)	535	528
		49,734
Consumer Discretionary 5.2%
Accor
2.63%, (100, 01/30/25), EUR (a) (d)	700	758
AFFLELOU
4.25%, 05/19/26, EUR (a)	175	203
Aramark Services, Inc.
5.00%, 04/01/25 (c)	510	520
5.00%, 02/01/28 (c)	1,230	1,273
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (c)	145	148
5.00%, 02/15/32 (c)	95	98
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c)	525	528
Carnival Corporation
10.13%, 02/01/26, EUR (a)	150	193
7.63%, 03/01/26, EUR (a)	160	191
7.63%, 03/01/26 (c)	1,015	1,063
5.75%, 03/01/27 (c)	765	765
9.88%, 08/01/27 (c)	1,280	1,463
Carvana Co.
5.88%, 10/01/28 (c)	2,500	2,502
4.88%, 09/01/29 (c)	680	650
Cedar Fair, L.P.
5.38%, 04/15/27	165	169
5.25%, 07/15/29	610	629
Churchill Downs Incorporated
5.50%, 04/01/27 (c)	330	343
Cirsa Finance International
4.75%, 05/22/25, EUR (a)	380	429
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (a)	420	559
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (a)	210	296
Dealer Tire, LLC
8.00%, 02/01/28 (c)	60	62
Discovery Communications, LLC
4.65%, 05/15/50	1,775	2,079
Dufry One B.V.
2.00%, 02/15/27, EUR (a)	400	422
3.38%, 04/15/28, EUR (a)	1,305	1,438
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	335	352
8.13%, 07/01/27 (c)	370	410
Faurecia
2.38%, 06/15/27, EUR (a)	150	171
3.75%, 06/15/28, EUR (a)	100	119

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Ford Motor Company
9.63%, 04/22/30	465	680
3.25%, 02/12/32	515	527
5.29%, 12/08/46	1,525	1,792
General Motors Company
5.15%, 04/01/38	1,775	2,138
International Game Technology PLC
3.50%, 06/15/26, EUR (a)	220	255
Jaguar Land Rover Automotive PLC
4.50%, 01/15/26, EUR (a)	170	201
4.50%, 07/15/28, EUR (a) (e)	805	935
Maison Finco PLC
6.00%, 10/31/27, GBP (a)	204	281
Marks and Spencer Group P.L.C.
3.75%, 05/19/26, GBP (a)	195	269
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (a) (e)	810	938
MCE Finance Limited
5.63%, 07/17/27 (c)	620	614
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (a)	220	239
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	610	577
Next PLC
3.63%, 05/18/28, GBP (a)	300	439
Nobel Midco B.V.
3.13%, 06/15/28, EUR (a)	735	816
Ockenfels Group GmbH & Co. KG
5.25%, 04/30/29, EUR (a)	130	153
Panther BF Aggregator 2 LP
4.38%, 05/15/26, EUR (a)	785	915
Pinnacle Bidco Plc
6.38%, 02/15/25, GBP (a)	675	922
Playtech PLC
4.25%, 03/07/26, EUR (a)	120	140
Renault
2.00%, 09/28/26, EUR (a)	100	112
Restaurant Brands International Limited Partnership
4.00%, 10/15/30 (c)	660	652
Ritchie Bros. Holdings Ltd
4.95%, 12/15/29, CAD (c)	285	229
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 - 04/01/28 (c)	2,090	2,122
SAZKA Group a.s.
3.88%, 02/15/27, EUR (a)	205	232
Schaeffler AG
3.38%, 10/12/28, EUR (a)	200	253
Scientific Games International, Inc.
5.50%, 02/15/26, EUR (a)	175	203
8.25%, 03/15/26 (c)	500	527
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (c)	910	927
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (c)	515	527
Six Flags Operations Inc.
4.88%, 07/31/24 (c)	280	283
5.50%, 04/15/27 (c)	335	347
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (c)	170	191
5.75%, 01/15/28 (c)	215	240
Tendam Brands Sa.
5.25%, (3 Month EURIBOR + 5.25%), 09/15/24, EUR (a) (e) (h)	130	147
The Gap, Inc.
3.63%, 10/01/29 (c)	255	252
3.88%, 10/01/31 (c)	300	296
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (c)	950	1,020
TI Automotive Finance PLC
3.75%, 04/15/29, EUR (a)	100	115
Victoria P.L.C.
3.75%, 03/15/28, EUR (a)	120	138
Volkswagen International Finance N.V.
3.88%, (100, 06/17/29), EUR (a) (d)	100	124
William Hill PLC
4.75%, 05/01/26, GBP (a)	200	279
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	605	623
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	1,853	1,916
5.25%, 05/15/27 (c) (e)	1,395	1,424
Wynn Macau, Limited
5.50%, 01/15/26 (c)	460	432
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (a)	200	245
3.00%, 10/23/29, EUR (a)	400	470
		44,990
Industrials 3.3%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (a) (d)	800	927
AerCap Global Aviation Trust
6.50%, 06/15/45 (c)	510	551
Allied Universal Holdco LLC
3.63%, 06/01/28, EUR (a)	480	534
4.63%, 06/01/28 (c)	355	355
6.00%, 06/01/29 (c) (e)	780	758
American Airlines Group Inc.
3.75%, 03/01/25 (c) (e)	25	23
American Airlines, Inc.
11.75%, 07/15/25 (c)	810	1,007
5.75%, 04/20/29 (c)	780	834
APX Group, Inc.
6.75%, 02/15/27 (c)	290	306
5.75%, 07/15/29 (c)	645	639
ASGN Incorporated
4.63%, 05/15/28 (c)	805	835
Atlantia S.p.A.
1.88%, 07/13/27, EUR (a)	170	199
CMA CGM
7.50%, 01/15/26, EUR (a) (e)	275	344
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (c)	665	709
Garda World Security Corporation
4.63%, 02/15/27 (c)	355	355
6.00%, 06/01/29 (c)	665	640
GFL Environmental Inc.
4.75%, 06/15/29 (c)	1,210	1,219
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (c)	435	450
GW B-CR Security Corporation
9.50%, 11/01/27 (c)	490	528
Harsco Corporation
5.75%, 07/31/27 (c)	605	617
IAA Spinco Inc.
5.50%, 06/15/27 (c)	330	342
Imola Merger Corporation
4.75%, 05/15/29 (c)	510	523
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (c)	190	196
Intrum AB
3.50%, 07/15/26, EUR (a) (e)	570	656
3.00%, 09/15/27, EUR (a)	890	996
Jeld-Wen, Inc.
4.88%, 12/15/27 (c)	405	416
KAR Auction Services, Inc.
5.13%, 06/01/25 (c)	215	218
Masonite International Corporation
5.38%, 02/01/28 (c)	215	226
National Express Group PLC
4.25%, (100, 11/26/25), GBP (a) (d)	145	200
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (c)	780	774
Paprec Holding
4.00%, 03/31/25, EUR (a)	170	196
PCF GmbH
4.75%, 04/15/26, EUR (a) (e)	805	948
Platin 1426 GmbH
5.38%, 06/15/23, EUR (a)	125	142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (c)	635	682
6.25%, 01/15/28 (c)	1,400	1,462
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (a)	730	1,097
Schoeller Packaging B.V.
6.38%, 11/01/24, EUR (a)	100	115
SGL Carbon SE
4.63%, 09/30/24, EUR (a)	325	374
Sofima Holding S.P.A.
3.75%, 01/15/28, EUR (a)	170	192
Standard Industries Inc.
4.38%, 07/15/30 (c)	885	903
Terex Corporation
5.00%, 05/15/29 (c)	650	669
The ADT Security Corporation
4.88%, 07/15/32 (c)	680	695
The Boeing Company
5.81%, 05/01/50 (l)	2,110	2,860
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (a)	198	237
TransDigm Inc.
7.50%, 03/15/27	720	753
5.50%, 11/15/27	840	866
Trivium Packaging Finance B.V.
3.75%, 08/15/26, EUR (a)	100	115
United Rentals (North America), Inc.
5.25%, 01/15/30	215	233
		28,916
Consumer Staples 2.4%
AA Bond Co Limited
6.50%, 01/31/26, GBP (c)	100	137
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	390	383
Autostrade per l'italia S.P.A.
1.88%, 09/26/29, EUR (a)	240	280
BAT Capital Corp.
3.73%, 09/25/40	1,370	1,315
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (a)	313	422
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (a)	251	281
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (a)	100	130
Bellis Finco PLC
4.00%, 02/16/27, GBP (c)	120	153
Casino, Guichard-Perrachon
4.50%, 03/07/24, EUR (a) (f) (l)	300	344
Constellation Brands, Inc.
2.25%, 08/01/31	2,775	2,713
Energizer Holdings, Inc.
4.75%, 06/15/28 (c)	1,340	1,367
House of HR
7.50%, 01/15/27, EUR (a)	200	240
Iceland Bondco PLC
4.63%, 03/15/25, GBP (a)	185	234
IPD 3 B.V.
5.50%, 12/01/25, EUR (a)	125	146
Kapla Holding
3.38%, 12/15/26, EUR (a)	835	947
La Financiere de l'Europe
4.00%, 05/15/24, EUR (a)	175	195
Loxama
5.75%, 07/15/27, EUR (a)	780	914
MHP SE SA
7.75%, 05/10/24 (c)	360	366
Molson Coors Beverage Company
4.20%, 07/15/46	1,890	2,104
Natura Cosmeticos S.A.
4.13%, 05/03/28 (c)	245	240
Ontex Group
3.50%, 07/15/26, EUR (a)	145	157
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (c)	165	171
Performance Food Group, Inc.
5.50%, 10/15/27 (c)	625	653
Pilgrim's Pride Corporation
4.25%, 04/15/31 (c)	670	704
3.50%, 03/01/32 (c)	375	380
Post Holdings, Inc.
5.63%, 01/15/28 (c)	785	832
4.63%, 04/15/30 (c)	445	452
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (a)	100	134
Sunshine Mid B.V.
6.50%, 05/15/26, EUR (a)	165	193
Sysco Corporation
6.60%, 04/01/50 (l)	1,152	1,799
The House of Finance
4.38%, 07/15/26, EUR (a)	635	732
United Rentals (North America), Inc.
3.75%, 01/15/32	345	348
Verisure Holding AB
3.88%, 07/15/26, EUR (a)	795	921
3.25%, 02/15/27, EUR (a)	475	539
Verisure Midholding AB
5.25%, 02/15/29, EUR (c)	115	133
		21,059
Utilities 2.4%
Calpine Corporation
4.50%, 02/15/28 (c)	1,130	1,172
5.13%, 03/15/28 (c)	205	208
4.63%, 02/01/29 (c)	1,222	1,212
5.00%, 02/01/31 (c)	1,594	1,609
Dominion Energy, Inc.
4.35%, (100, 01/09/22) (d)	1,245	1,297
Edison International
5.00%, (100, 12/15/26) (d)	2,215	2,258
Electricite de France
6.00%, (100, 01/29/26), GBP (a) (d)	200	294
FirstEnergy Corp.
5.35%, 07/15/47 (f) (l)	1,110	1,319
NRG Energy, Inc.
5.75%, 01/15/28	490	517
5.25%, 06/15/29 (c)	160	171
3.63%, 02/15/31 (c)	2,080	2,037
Pacific Gas And Electric Company
4.30%, 03/15/45	2,375	2,402
Talen Energy Supply, LLC
10.50%, 01/15/26 (c)	360	156
7.25%, 05/15/27 (c) (e)	245	218
The Southern Company
4.00%, 01/15/51	3,180	3,242
Vistra Corp.
7.00%, (100, 12/15/26) (c) (d)	285	289
Vistra Operations Company LLC
5.00%, 07/31/27 (c)	1,395	1,448
4.38%, 05/01/29 (c)	875	878
		20,727
Information Technology 2.0%
Broadcom Inc.
3.50%, 02/15/41 (c)	1,715	1,756
CDW Finance Corporation
3.57%, 12/01/31	1,110	1,154
Centurion Bidco S.P.A.
5.88%, 09/30/26, EUR (a)	160	187
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (c)	600	610
Commscope Finance LLC
8.25%, 03/01/27 (c)	1,225	1,260
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	694	695
CommScope Technologies LLC
5.00%, 03/15/27 (c) (e)	280	264
Commscope, Inc.
7.13%, 07/01/28 (c)	810	800
4.75%, 09/01/29 (c)	600	597

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Endure Digital, Inc.
6.00%, 02/15/29 (c)	520	485
Infineon Technologies AG
3.63%, (100, 01/01/28), EUR (a) (d)	100	124
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (c) (e)	4,055	3,855
Oracle Corporation
3.95%, 03/25/51	2,390	2,479
Paysafe Limited
3.00%, 06/15/29, EUR (a) (e)	365	391
Presidio Holdings, Inc.
4.88%, 02/01/27 (c)	395	407
8.25%, 02/01/28 (c)	650	695
Western Digital Corporation
3.10%, 02/01/32	1,665	1,677
		17,436
Materials 1.8%
Ashland Services B.V.
2.00%, 01/30/28, EUR (a)	125	145
CSN Islands XII Corp
6.75%, 01/28/28 (c)	830	874
Diamond (BC) B.V.
4.63%, 10/01/29 (c)	535	531
First Quantum Minerals Ltd
6.88%, 03/01/26 (c)	535	557
6.88%, 10/15/27 (c)	760	819
FXI Holdings, Inc.
7.88%, 11/01/24 (c)	800	815
H.B. Fuller Company
4.25%, 10/15/28	775	798
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	895	895
6.13%, 04/01/29 (c)	370	392
INEOS Finance PLC
3.38%, 03/31/26, EUR (a)	695	807
2.88%, 05/01/26, EUR (a)	100	115
Ineos Quattro Finance 1 PLC
3.75%, 07/15/26, EUR (a)	1,175	1,344
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	525	527
Kronos International, Inc.
3.75%, 09/15/25, EUR (a)	355	409
Metinvest B.V.
7.65%, 10/01/27 (c)	185	185
7.75%, 10/17/29 (c)	655	650
NOVA Chemicals Corporation
5.25%, 06/01/27 (c)	785	837
Olympus Water US Holding Corporation
4.25%, 10/01/28 (c)	645	636
6.25%, 10/01/29 (c)	265	260
Periama Holdings, LLC
5.95%, 04/19/26 (a)	290	309
Sappi Papier Holding GmbH
3.13%, 04/15/26, EUR (a) (e)	100	115
3.63%, 03/15/28, EUR (a)	100	115
Spa Holdings 3 Oy
3.63%, 02/04/28, EUR (a)	655	746
Tronox Incorporated
4.63%, 03/15/29 (c)	1,090	1,087
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (c)	260	251
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	1,375	1,413
		15,632
Real Estate 1.8%
Country Garden Holdings Company Limited
4.80%, 08/06/30 (a) (e)	365	332
CPI Property Group
4.88%, (100, 08/18/26), EUR (a) (d)	550	640
EPR Properties
3.75%, 08/15/29	875	882
Heimstaden Bostad AB
3.25%, (100, 11/19/24), EUR (a) (d)	1,155	1,317
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (c)	1,000	1,036
5.25%, 03/15/28 - 07/15/30 (c)	1,490	1,559
5.00%, 07/15/28 (c)	705	728
5.63%, 07/15/32 (c)	1,390	1,489
Realogy Group LLC
5.75%, 01/15/29 (c)	1,934	1,987
RHP Hotel Properties, LP
4.75%, 10/15/27	795	814
Samhallsbyggnadsbolaget i Norden AB
2.62%, (100, 01/30/25), EUR (a) (d)	100	111
Service Properties Trust
4.95%, 02/15/27	955	925
3.95%, 01/15/28	990	910
SUMMIT Germany Ltd
2.00%, 01/31/25, EUR (a)	100	111
Uniti Group Inc.
6.50%, 02/15/29 (c)	2,355	2,346
Vivion Investments S.a r.l.
3.00%, 08/08/24, EUR (a) (e)	300	335
		15,522
Health Care 1.5%
Bausch Health Companies Inc.
5.00%, 01/30/28 (c)	790	735
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	200	212
8.00%, 12/15/27 (c)	661	716
6.13%, 04/01/30 (c)	1,370	1,355
4.75%, 02/15/31 (c)	355	359
DaVita Inc.
4.63%, 06/01/30 (c)	1,930	1,981
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	400	230
HCA Inc.
5.63%, 09/01/28	160	187
5.88%, 02/01/29	155	185
Molina Healthcare, Inc.
3.88%, 05/15/32 (c)	525	531
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	400	399
5.25%, 10/01/29 (c)	610	620
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (c)	426	458
Tenet Healthcare Corporation
6.13%, 10/01/28 (c)	1,635	1,728
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (c)	420	395
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (a)	270	283
1.63%, 10/15/28, EUR (a)	1,200	1,192
Viatris, Inc.
4.00%, 06/22/50	1,790	1,914
		13,480
Total Corporate Bonds And Notes (cost $355,678)		355,882
GOVERNMENT AND AGENCY OBLIGATIONS 39.5%
Mortgage-Backed Securities 18.1%
Federal National Mortgage Association, Inc.
TBA, 2.00%, 01/15/52 (m)	14,905	14,869
TBA, 2.50%, 01/15/52 (m)	60,265	61,536
TBA, 3.00%, 01/15/52 (m)	50,475	52,311
Government National Mortgage Association
TBA, 2.50%, 01/15/52 (m)	20,045	20,547
TBA, 3.00%, 01/15/52 (m)	8,580	8,882
		158,145
U.S. Treasury Note 8.4%
Treasury, United States Department of
0.38%, 10/31/23	11,855	11,788
0.50%, 03/31/25	5,000	4,916
1.63%, 02/15/26 - 05/15/31	14,440	14,641
0.88%, 06/30/26	12,315	12,119
1.25%, 03/31/28 - 08/15/31	20,155	19,861
2.88%, 08/15/28	9,120	9,961
		73,286

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 6.2%
Treasury, United States Department of
1.13%, 05/15/40	2,500	2,187
2.75%, 08/15/42	7,315	8,329
3.13%, 02/15/43	8,390	10,109
2.25%, 08/15/46	2,615	2,763
2.00%, 02/15/50	1,920	1,949
1.25%, 05/15/50	2,000	1,698
1.88%, 02/15/51	27,185	26,896
		53,931
Collateralized Mortgage Obligations 4.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series 2021-X1-RR03, REMIC, 1.71%, 07/27/28 (h)	18,440	1,828
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (h)	8,100	870
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (h)	19,725	2,476
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (h)	5,615	448
Series 2017-M2-DNA2, REMIC, 3.55%, (1 Month USD LIBOR + 3.45%), 10/25/29 (h)	1,960	2,016
Series 2017-M2-DNA3, REMIC, 2.60%, (1 Month USD LIBOR + 2.50%), 03/25/30 (h)	5,636	5,741
Series 2018-M2-HQA1, REMIC, 2.40%, (1 Month USD LIBOR + 2.30%), 09/25/30 (h)	2,145	2,168
Interest Only, Series SP-4150, REMIC, 6.04%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (h)	2,002	355
Interest Only, Series SA-4456, REMIC, 6.04%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (h)	1,321	230
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	2,623	470
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	2,705	407
Interest Only, Series C24-418, 4.00%, 08/01/43	2,080	330
Series 2017-1M2-C03, REMIC, 3.10%, (1 Month USD LIBOR + 3.00%), 10/25/29 (h)	3,682	3,768
Series 2017-2M2-C06, REMIC, 2.90%, (1 Month USD LIBOR + 2.80%), 02/25/30 (h)	3,868	3,948
Series 2017-1M2-C07, REMIC, 2.50%, (1 Month USD LIBOR + 2.40%), 05/28/30 (h)	623	631
Series 2018-1M2-C01, REMIC, 2.35%, (1 Month USD LIBOR + 2.25%), 07/25/30 (h)	2,211	2,236
Series 2018-2M2-C02, REMIC, 2.30%, (1 Month USD LIBOR + 2.20%), 08/26/30 (h)	1,343	1,364
Series 2018-1M2-C05, REMIC, 2.45%, (1 Month USD LIBOR + 2.35%), 01/27/31 (h)	2,977	3,006
Interest Only, Series 2019-DS-49, REMIC, 6.05%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (h)	2,229	435
Interest Only, Series 2013-SY-72, REMIC, 6.06%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (h)	2,489	476
Interest Only, Series 2018-ST-18, REMIC, 6.00%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (h)	2,659	474
Interest Only, Series 2016-HS-31, REMIC, 5.90%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (h)	1,765	302
Interest Only, Series 2016-SA-62, REMIC, 5.90%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (h)	2,460	534
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 6.10%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (h)	2,368	395
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	5,758	658
		35,566
Sovereign 2.7%
Angola, Government of
9.38%, 05/08/48 (c)	1,400	1,367
Cabinet of Ministers of Ukraine
7.25%, 03/15/33 (c)	1,165	1,027
Costa Rica Reps
7.00%, 04/04/44 (c)	240	235
Dominican Republic International Bond
6.85%, 01/27/45 (c)	725	799
Ghana, Government of
10.75%, 10/14/30 (c)	450	503
Gobierno de la Republica del Ecuador
5.00%, 07/31/30 (c) (f)	285	236
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31 - 11/23/34, MXN	49,940	2,463
Government of the Sultanate of Oman
7.00%, 01/25/51 (c)	795	831
Ministry of Finance of the Russian Federation
6.90%, 07/23/31, RUB	115,791	1,401
7.25%, 05/10/34, RUB	60,063	736
Nigeria, Federal Government of
7.88%, 02/16/32 (c)	660	649
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	321
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (a) (i) (j) (k)	477	18
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	730	766
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/29, BRL	8,000	1,393
Presidencia de la República de Colombia
3.00%, 01/30/30	300	273
7.00%, 06/30/32, COP	7,951,400	1,784
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	82
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (a) (i) (j) (k)	1,719	114
South Africa, Parliament of
8.00%, 01/31/30, ZAR	22,551	1,309
8.50%, 01/31/37, ZAR	8,324	444
5.65%, 09/27/47	530	507
The Arab Republic of Egypt
8.50%, 01/31/47 (c)	900	795
7.50%, 02/16/61 (c)	1,075	875
The Democratic Socialist Republic of Sri Lanka
7.85%, 03/14/29 (c)	70	35
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	13,696,000	977
6.50%, 02/15/31, IDR	31,714,000	2,241
Turkiye Cumhuriyeti Basbakanlik
12.60%, 10/01/25, TRY	4,016	223
11.70%, 11/13/30, TRY	15,808	690
5.88%, 06/26/31	290	256
		23,350
Total Government And Agency Obligations (cost $346,409)		344,278
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.9%
Allegany Park CLO, Ltd.
Series 2019-D-1A, 3.83%, (3 Month USD LIBOR + 3.70%), 01/20/33 (h)	1,000	1,000
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,917
Battalion CLO XXI Ltd.
Series 2021-D-21A, 3.43%, (3 Month USD LIBOR + 3.30%), 07/17/34 (h)	1,000	995
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 3.92%, (3 Month USD LIBOR + 3.80%), 01/18/33 (h)	2,600	2,600
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 0.96%, 10/11/47 (h)	12,196	273
Interest Only, Series 2015-XA-GC27, REMIC, 1.33%, 02/12/48 (h)	6,791	233
COMM Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,853
Interest Only, Series 2014-XA-CR16, REMIC, 0.95%, 04/12/47 (h)	12,037	222
Interest Only, Series 2014-XA-LC15, REMIC, 1.06%, 04/12/47 (h)	14,604	277

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Interest Only, Series 2014-XA-UBS3, REMIC, 1.06%, 06/12/47 (h)	11,909	251
Interest Only, Series 2014-XA-UBS6, REMIC, 0.86%, 12/12/47 (h)	10,449	230
Elmwood CLO IV Ltd
Series 2020-D-1A, 3.27%, (3 Month USD LIBOR + 3.15%), 04/15/33 (h)	4,250	4,258
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 0.98%, 01/11/47 (h)	16,271	262
Interest Only, Series 2014-XA-GC26, REMIC, 0.95%, 11/13/47 (h)	11,774	281
Interest Only, Series 2015-XA-GC30, REMIC, 0.74%, 05/12/50 (h)	16,089	351
Kayne CLO
Series 2019-D-1A, 4.32%, (3 Month USD LIBOR + 4.20%), 01/18/33 (h)	2,850	2,852
Series 2019-D-6A, 4.13%, (3 Month USD LIBOR + 4.00%), 01/21/33 (h)	2,450	2,452
Kayne CLO 7 Ltd
Series 2020-D-7A, 3.07%, (3 Month USD LIBOR + 2.95%), 04/18/33 (h)	1,900	1,901
Magnetite XXIV, Limited
Series 2019-D-24A, 3.92%, (3 Month USD LIBOR + 3.80%), 01/18/33 (h)	5,200	5,202
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 2.98%, (3 Month USD LIBOR + 2.85%), 04/20/29 (h)	2,000	1,968
Milos CLO Ltd
Series 2017-DR-1A, 2.88%, (3 Month USD LIBOR + 2.75%), 10/21/30 (h)	1,750	1,731
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	2,493	2,500
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 3.13%, (3 Month USD LIBOR + 3.00%), 01/20/33 (h)	3,250	3,239
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 2.88%, (3 Month USD LIBOR + 2.75%), 07/22/30 (h)	2,250	2,221
SG Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 1.74%, 10/25/23 (h)	3,791	3,787
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.88%, 09/25/66 (h)	8,578	8,595
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 1.23%, (1 Month USD LIBOR + 1.13%), 06/25/33 (f) (h)	35	35
Symphony CLO XXII Ltd
Series 2020-D-22A, 3.27%, (3 Month USD LIBOR + 3.15%), 04/18/33 (h)	2,000	2,004
TICP CLO VII Ltd
Series 2017-DR-7A, 3.32%, (3 Month USD LIBOR + 3.20%), 04/15/33 (h)	1,000	1,000
TICP CLO XV Ltd
Series 2020-D-15A, 3.28%, (3 Month USD LIBOR + 3.15%), 04/20/33 (h)	500	500
Trestles CLO III Ltd
Series 2020-D-3A, 3.38%, (3 Month USD LIBOR + 3.25%), 01/20/33 (h)	1,000	999
Trinitas CLO Ltd
Series 2021-D-16A, 3.43%, (3 Month USD LIBOR + 3.30%), 07/20/34 (h)	1,500	1,470
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	804	878
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (h)	8,448	8,423
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (h)	2,176	2,168
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.25%, 03/15/47 (h)	6,914	145
Interest Only, Series 2014-XA-C21, REMIC, 1.02%, 08/15/47 (h)	10,980	227
Total Non-U.S. Government Agency Asset-Backed Securities (cost $69,585)		69,300
SENIOR FLOATING RATE INSTRUMENTS 7.5%
Information Technology 1.7%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (h)	344	342
Altium Packaging LLC
2021 Term Loan B, 3.25%, (3 Month USD LIBOR + 2.75%), 01/29/28 (h)	308	304
Applied Systems, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (h)	1,304	1,303
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (h)	3	3
Barracuda Networks, Inc.
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 02/12/25 (h)	98	99
Colorado Buyer Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 03/15/24 (h)	847	837
CommScope, Inc.
2019 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 02/07/26 (h)	432	426
ConvergeOne Holdings, Inc.
2019 Term Loan, 5.09%, (1 Month USD LIBOR + 5.00%), 01/04/26 (h)	513	501
Emerald TopCo Inc
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (h)	453	451
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (h)	329	326
Epicor Software Corporation
2020 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 07/21/27 (h)	607	606
Flexera Software LLC
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 01/26/28 (h)	273	273
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (h)	327	329
GT Polaris, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 09/24/27 (h)	352	353
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (h)	648	650
Ingram Micro Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (h)	493	492
Ivanti Software, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (h)	383	383
2021 Add On Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/01/27 (h)	119	118
McAfee, LLC
2018 USD Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 09/29/24 (h)	569	570
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/18/28 (h)	510	510
MPH Acquisition Holdings LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/17/28 (h)	350	341
Navicure, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 09/18/26 (h)	324	324
Optiv Security Inc.
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/27/24 (h)	344	340
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (h)	655	655
Presidio Holdings Inc.
2020 Term Loan B, 3.60%, (3 Month USD LIBOR + 3.50%), 12/19/26 (h)	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Presidio, Inc.
2020 Term Loan B, 3.60%, (3 Month USD LIBOR + 3.50%), 12/19/26 (h)	20	20
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 12/19/26 (h)	407	406
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 4.10%, (1 Month USD LIBOR + 4.00%), 04/26/24 (h)	653	653
Rackspace Technology Global, Inc.
2021 Term Loan B, 3.50%, (3 Month USD LIBOR + 2.75%), 02/02/28 (h)	1,310	1,299
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (h)	500	476
Sophia, L.P.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 10/07/27 (h)	352	352
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 11/02/26 (h)	423	424
Tibco Software Inc.
2020 Term Loan B3, 3.85%, (1 Month USD LIBOR + 3.75%), 07/03/26 (h)	494	490
Ultimate Software Group Inc (The)
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (h)	327	325
VS Buyer, LLC
Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 02/19/27 (h)	138	137
		15,118
Industrials 1.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (h)	495	512
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 01/20/27 (h)	427	427
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (h)	509	507
American Airlines, Inc.
2017 Incremental Term Loan, 2.11%, (3 Month USD LIBOR + 2.00%), 12/14/23 (h)	114	111
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (h)	670	668
Brookfield WEC Holdings Inc.
2021 Term Loan, 3.25%, (1 Month USD LIBOR + 2.75%), 08/01/25 (h)	321	319
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (h)	208	208
Cornerstone Building Brands, Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/12/28 (h)	329	328
Crosby US Acquisition Corp.
Term Loan B, 4.85%, (1 Month USD LIBOR + 4.75%), 06/12/26 (h)	190	189
Dun & Bradstreet Corporation (The)
Term Loan, 3.35%, (6 Month USD LIBOR + 3.25%), 02/01/26 (h)	611	608
Emerald Expositions Holding, Inc.
2017 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 05/22/24 (h)	170	162
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (h)	332	328
Garda World Security Corporation
2021 Term Loan B, 4.36%, (1 Month USD LIBOR + 4.25%), 10/30/26 (h)	1,023	1,020
Graham Packaging Company Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.00%), 08/04/27 (h)	598	596
MHI Holdings,LLC
Term Loan B, 5.09%, (1 Month USD LIBOR + 5.00%), 09/18/26 (h)	359	359
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 09/01/24 (h)	213	211
Polaris Newco LLC
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 06/03/28 (h)	499	498
Prime Security Services Borrower, LLC
2021 Term Loan, 3.50%, (1 Year USD LIBOR + 2.75%), 09/23/26 (h)	348	346
2021 Term Loan, 3.50%, (1 Month USD LIBOR + 2.75%), 09/23/26 (h)	610	610
TransDigm, Inc.
2020 Term Loan F, 2.34%, (1 Month USD LIBOR + 2.25%), 06/09/23 (h)	432	425
2020 Term Loan E, 2.34%, (1 Month USD LIBOR + 2.25%), 05/30/25 (h)	39	39
Uber Technologies, Inc.
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/16/27 (h)	301	301
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (h)	496	497
Vertiv Group Corporation
2021 Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 03/02/27 (h)	506	502
West Corp.
2018 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.50%), 10/10/24 (h)	150	141
		9,912
Consumer Discretionary 1.0%
American Airlines, Inc.
2018 Term Loan B, 1.85%, (3 Month USD LIBOR + 1.75%), 06/11/25 (h)	180	170
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (h)	309	307
2020 Term Loan B1, 3.59%, (1 Month USD LIBOR + 3.50%), 06/19/25 (h)	336	336
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (h)	464	459
Clarios Global LP
2021 USD Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 04/30/26 (h)	300	298
Creative Artists Agency, LLC
2019 Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 11/19/26 (h)	255	254
Dealer Tire, LLC
2020 Term Loan B, 4.34%, (1 Month USD LIBOR + 4.25%), 12/19/25 (h)	264	263
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (h)	285	285
First Brands Group, LLC
2021 Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 03/22/27 (h)	657	659
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 06/10/24 (h)	269	269
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.75%), 02/26/28 (h)	985	985
Learning Care Group, Inc.
2018 1st Lien Term Loan, 3.38%, (3 Month USD LIBOR + 3.25%), 03/13/25 (h)	97	95
2018 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 03/13/25 (h)	415	407
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (h)	107	107
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 01/24/27 (h) (n)	217	214
Numericable Group SA
USD Term Loan B11, 2.88%, (3 Month USD LIBOR + 2.75%), 07/31/25 (h)	793	777

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (h)	328	327
Scientific Games International, Inc.
2018 Term Loan B5, 2.84%, (1 Month USD LIBOR + 2.75%), 08/14/24 (h)	225	224
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 09/30/26 (h)	371	370
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (h)	275	290
Tenneco, Inc.
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 06/18/25 (h)	269	265
Varsity Brands, Inc.
2017 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/07/24 (h)	340	334
Wand NewCo 3, Inc.
2020 Term Loan, 3.18%, (3 Month USD LIBOR + 3.00%), 02/05/26 (h)	280	275
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 2.85%, (1 Month USD LIBOR + 2.75%), 05/11/25 (h)	308	301
Wilsonart LLC
2021 Term Loan E, 4.50%, (3 Month USD LIBOR + 3.50%), 12/19/26 (h)	451	450
		8,721
Health Care 1.0%
Agiliti Health, Inc
Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 10/10/25 (h)	226	224
2020 Incremental Term Loan, 3.50%, (3 Month USD LIBOR + 2.75%), 01/23/26 (h)	112	111
Athenahealth, Inc.
2021 Term Loan B1, 4.40%, (3 Month USD LIBOR + 4.25%), 02/11/26 (h)	970	969
Aveanna Healthcare, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 12/31/24 (h)	544	540
Bausch Health Companies Inc.
2018 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 05/19/25 (h)	375	373
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (h)	191	190
Ensemble RCM, LLC
Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 07/24/26 (h)	283	282
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 09/27/25 (h)	762	611
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (h)	341	342
Heartland Dental, LLC
2018 1st Lien Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 04/17/25 (h)	335	332
ICON Luxembourg S.A.R.L.
LUX Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (h)	486	486
US Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 06/16/28 (h)	121	121
Medline Borrower, LP
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (h)	340	340
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/31/25 (h)	168	168
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/30/27 (h)	274	274
Parexel International Corporation
2021 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 08/10/28 (h)	500	500
Pearl Intermediate Parent LLC
2018 Incremental Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 02/14/25 (h)	250	248
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.50%), 02/14/25 (h)	431	430
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 11/09/25 (h)	376	376
Select Medical Corporation
2017 Term Loan B, 2.35%, (1 Month USD LIBOR + 2.25%), 02/13/24 (h)	579	575
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (h)	894	852
		8,344
Financials 0.7%
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/07/25 (h)	646	639
AssuredPartners, Inc.
2020 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/13/27 (h)	602	597
Asurion LLC
2018 Term Loan B6, 3.22%, (1 Month USD LIBOR + 3.13%), 11/03/23 (h)	251	251
2018 Term Loan B7, 3.09%, (1 Month USD LIBOR + 3.00%), 11/15/24 (h)	679	676
2021 Term Loan B9, 3.34%, (1 Month USD LIBOR + 3.25%), 02/05/28 (h)	403	400
2021 Second Lien Term Loan B4, 5.34%, (1 Month USD LIBOR + 5.25%), 01/15/29 (h)	340	338
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (h)	322	321
Bella Holding Company, LLC
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 04/01/28 (h)	494	493
Citadel Securities LP
2021 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 02/01/28 (h)	328	325
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 03/05/27 (h)	793	793
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (h)	373	372
Hub International Limited
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (h)	611	610
Lightstone Holdco LLC
2018 Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (h)	218	183
2018 Term Loan C, 4.75%, (3 Month USD LIBOR + 3.75%), 01/30/24 (h)	12	10
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 11/06/25 (h)	287	285
		6,293
Energy 0.7%
Ascent Resources - Utica
2020 Fixed 2nd Lien Term Loan, 10.00%, (3 Month USD LIBOR + 9.00%), 11/01/25 (h)	208	224
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (h)	1,016	1,013
Eastern Power, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/02/23 (h)	356	274
EG America LLC
2018 USD Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 02/06/25 (h)	903	899
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (h)	100	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Granite Generation LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/22/26 (h)	209	205
Term Loan B, 4.75%, (1 Month USD LIBOR + 3.75%), 10/22/26 (h)	1,067	1,050
Granite Holdings US Acquisition Co.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.00%), 09/30/26 (h) (o)	115	115
2021 Term Loan B, 4.13%, (3 Month USD LIBOR + 4.00%), 09/30/26 (h)	199	199
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 05/02/25 (h)	160	145
Lucid Energy Group II Borrower, LLC
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 11/24/28 (h)	678	669
Prairie ECI Acquiror LP
Term Loan B, 4.84%, (1 Month USD LIBOR + 4.75%), 03/07/26 (h)	701	678
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 09/22/24 (h)	328	327
		5,898
Communication Services 0.6%
Altice Financing S.A.
2017 USD Term Loan B, 2.87%, (3 Month USD LIBOR + 2.75%), 07/31/25 (h)	240	237
Altice France S.A.
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (h)	711	706
Banijay Entertainment S.A.S
USD Term Loan , 3.84%, (1 Month USD LIBOR + 3.75%), 02/04/25 (h)	218	217
CenturyLink, Inc.
2020 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/15/27 (h)	519	512
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (h)	338	337
GTT Communications, Inc.
2018 USD Term Loan B, 4.88%, (PRIME + 3.75%), 04/27/25 (h)	186	165
Iridium Satellite LLC
2021 Term Loan B2, 3.50%, (1 Month USD LIBOR + 2.50%), 11/04/26 (h)	677	676
Playtika Holding Corp
2021 Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 03/11/28 (h)	491	489
Radiate Holdco, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 09/25/26 (h)	340	339
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (h)	441	441
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (h)	294	290
ZoomInfo LLC
2021 Term Loan B, 3.09%, (1 Month USD LIBOR + 3.00%), 11/02/26 (h)	368	368
		4,777
Materials 0.4%
Berlin Packaging LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 03/05/28 (h)	75	74
2021 First Lien Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 03/11/28 (h)	284	284
BWAY Holding Company
2017 Term Loan B, 3.35%, (1 Month USD LIBOR + 3.25%), 04/03/24 (h)	337	333
Covia Holdings Corporation
2020 PIK Take Back Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 07/31/26 (h)	345	341
CPG International Inc.
2017 Term Loan, 3.25%, (3 Month USD LIBOR + 2.50%), 05/03/24 (h)	267	267
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/25/23 (h)	142	142
Pro Mach Group, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/13/28 (h)	298	298
TMS International Corp.
2018 Term Loan B2, 3.75%, (3 Month USD LIBOR + 2.75%), 08/14/24 (h)	116	116
2018 Term Loan B2, 3.75%, (1 Month USD LIBOR + 2.75%), 08/14/24 (h)	140	140
TricorBraun Holdings, Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (h)	319	317
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 10/05/24 (h)	525	524
White Cap Buyer LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 10/08/27 (h)	327	327
		3,163
Consumer Staples 0.2%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (h)	982	985
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (h)	987	986
		1,971
Utilities 0.1%
Edgewater Generation, L.L.C.
Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 11/29/25 (h)	283	267
Lonestar II Generation Holdings LLC
Term Loan B, 5.09%, (1 Month USD LIBOR + 5.00%), 04/09/26 (h)	282	278
Term Loan C, 5.09%, (1 Month USD LIBOR + 5.00%), 04/09/26 (h)	37	36
Nautilus Power, LLC
Term Loan B, 5.25%, (1 Month USD LIBOR + 4.25%), 04/28/24 (h)	245	207
Talen Energy Supply, LLC
2019 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 06/24/26 (h)	201	177
		965
Total Senior Floating Rate Instruments (cost $65,345)		65,162
SHORT TERM INVESTMENTS 22.4%
U.S. Treasury Bill 12.7%
Treasury, United States Department of
0.05%, 03/24/22 (p)	66,865	66,857
0.09%, 06/16/22 (p) (q)	44,200	44,174
		111,031
Investment Companies 8.3%
JNL Government Money Market Fund, 0.01% (r) (s)	72,438	72,438
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund, 0.03% (r) (s)	12,236	12,236
Total Short Term Investments (cost $195,714)		195,705
Total Investments 118.1% (cost $1,032,731)		1,030,327
Other Derivative Instruments 0.2%		1,929
Other Assets and Liabilities, Net (18.3)%		(160,143)
Total Net Assets 100.0%		872,113

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $176,935 and 20.3% of the Fund.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) All or a portion of the security was on loan as of December 31, 2021.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Non-income producing security.

(j) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $157,949.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) The coupon rate represents the yield to maturity.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	02/25/21	1,004	1,004	0.1
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/17/21	957	927	0.1
Accor, 2.63% (callable at 100, 01/30/25)	11/05/20	753	758	0.1
AFFLELOU, 4.25%, 05/19/26	07/09/21	212	203	—
Allied Universal Holdco LLC, 3.63%, 06/01/28	07/09/21	550	534	0.1
Altice Financing S.A., 4.25%, 08/15/29	11/10/21	1,373	1,345	0.2
Altice Finco S.A., 4.75%, 01/15/28	02/17/21	189	173	—
Altice France, 4.13%, 01/15/29	10/29/21	1,440	1,423	0.2
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	115	109	—
Ashland Services B.V., 2.00%, 01/30/28	02/17/21	153	145	—
Atlantia S.p.A., 1.88%, 07/13/27	02/17/21	207	199	—
Autostrade per l'italia S.P.A., 1.88%, 09/26/29	02/17/21	293	280	—
Avis Budget Car Rental LLC, 4.75%, 01/30/26	02/18/21	157	151	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/08/21	565	546	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	829	862	0.1
Banijay Group, 6.50%, 03/01/26	02/17/21	180	177	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	414	422	0.1
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	12/09/21	278	281	—
Bellis Acquisition Company PLC, 3.25%, 02/16/26	09/24/21	136	130	—
Carnival Corporation, 10.13%, 02/01/26	02/17/21	203	193	—
Carnival Corporation, 7.63%, 03/01/26	02/17/21	201	191	—
Casino, Guichard-Perrachon, 4.50%, 03/07/24	02/17/21	358	344	0.1
Centurion Bidco S.P.A., 5.88%, 09/30/26	02/17/21	200	187	—
Cirsa Finance International, 4.75%, 05/22/25	11/12/21	438	429	0.1
CMA CGM, 7.50%, 01/15/26	02/18/21	353	344	0.1
Constellation Automotive Financing PLC, 4.88%, 07/15/27	11/11/21	554	559	0.1
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	390	332	0.1
CPI Property Group, 4.88% (callable at 100, 08/18/26)	02/17/21	666	640	0.1
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/26/21	306	296	—
DKT Finance ApS, 7.00%, 06/17/23	07/21/21	119	115	—
Dovalue S.P.A., 5.00%, 08/04/25	10/20/21	121	118	—
Dresdner Bank AG, 7.00% (callable at 100, 04/09/25)	08/18/20	405	430	0.1
Dufry One B.V., 2.00%, 02/15/27	11/04/20	424	422	0.1
Dufry One B.V., 3.38%, 04/15/28	10/29/21	1,492	1,438	0.2
EG Global Finance PLC, 4.38%, 02/07/25	02/17/21	1,379	1,348	0.2
Eircom Limited, 3.50%, 05/15/26	10/20/21	937	917	0.1
Electricite de France, 6.00% (callable at 100, 01/29/26)	09/24/21	303	294	—
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	03/04/21	613	602	0.1
Encore Capital Group, Inc., 5.38%, 02/15/26	02/17/21	415	406	0.1
Encore Capital Group, Inc., 4.25%, 06/01/28	10/29/21	1,104	1,100	0.1
Faurecia, 2.38%, 06/15/27	11/03/21	173	171	—
Faurecia, 3.75%, 06/15/28	02/17/21	126	119	—
Heimstaden Bostad AB, 3.25% (callable at 100, 11/19/24)	11/10/21	1,355	1,317	0.2
House of HR, 7.50%, 01/15/27	02/17/21	251	240	—
Iceland Bondco PLC, 4.63%, 03/15/25	02/17/21	257	234	—
Iliad Holding, 5.63%, 10/15/28	12/09/21	417	419	0.1
INEOS Finance PLC, 3.38%, 03/31/26	10/29/21	824	807	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
INEOS Finance PLC, 2.88%, 05/01/26	10/20/21	118	115	—
Ineos Quattro Finance 1 PLC, 3.75%, 07/15/26	11/10/21	1,375	1,344	0.2
Infineon Technologies AG, 3.63% (callable at 100, 01/01/28)	02/17/21	131	124	—
International Game Technology PLC, 3.50%, 06/15/26	09/24/21	264	255	—
Intrum AB, 3.50%, 07/15/26	10/29/21	660	656	0.1
Intrum AB, 3.00%, 09/15/27	02/17/21	1,019	996	0.1
IPD 3 B.V., 5.50%, 12/01/25	02/17/21	155	146	—
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	209	201	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	11/09/21	935	935	0.1
Kapla Holding, 3.38%, 12/15/26	02/17/21	969	947	0.1
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	422	409	0.1
La Financiere de l'Europe, 4.00%, 05/15/24	02/17/21	205	195	—
LeasePlan Corporation N.V., 7.38% (callable at 100, 05/29/24)	02/17/21	259	251	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	10/29/21	2,062	2,038	0.2
Loxama, 5.75%, 07/15/27	02/18/21	937	914	0.1
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	275	281	—
Marks and Spencer Group P.L.C., 3.75%, 05/19/26	11/15/21	274	269	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	02/17/21	959	938	0.1
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	259	239	—
National Express Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	207	200	—
Next PLC, 3.63%, 05/18/28	09/25/18	394	439	0.1
Nidda BondCo GmbH, 5.00%, 09/30/25	02/18/21	183	169	—
Nobel Midco B.V., 3.13%, 06/15/28	11/10/21	825	816	0.1
Ockenfels Group GmbH & Co. KG, 5.25%, 04/30/29	06/23/21	158	153	—
Ontex Group, 3.50%, 07/15/26	09/24/21	171	157	—
Panther BF Aggregator 2 LP, 4.38%, 05/15/26	02/17/21	936	915	0.1
Paprec Holding, 4.00%, 03/31/25	02/17/21	207	196	—
Paysafe Limited, 3.00%, 06/15/29	08/20/21	415	391	0.1
PCF GmbH, 4.75%, 04/15/26	06/23/21	959	948	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	309	309	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	188	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	34	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	18	—
Petróleos Mexicanos, 4.75%, 02/26/29	02/17/21	314	291	—
Pinnacle Bidco Plc, 6.38%, 02/15/25	11/05/20	873	922	0.1
Platin 1426 GmbH, 5.38%, 06/15/23	02/17/21	150	142	—
Playtech PLC, 4.25%, 03/07/26	02/17/21	148	140	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	09/24/21	1,135	1,108	0.1
Premier Foods Finance PLC, 3.50%, 10/15/26	09/24/21	138	134	—
Renault, 2.00%, 09/28/26	02/17/21	121	112	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	305	283	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	114	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	01/22/21	1,097	1,097	0.1
Samhallsbyggnadsbolaget i Norden AB, 2.62% (callable at 100, 01/30/25)	08/20/21	119	111	—
Sappi Papier Holding GmbH, 3.13%, 04/15/26	11/02/21	117	115	—
Sappi Papier Holding GmbH, 3.63%, 03/15/28	07/01/21	119	115	—
SAZKA Group a.s., 3.88%, 02/15/27	02/18/21	249	232	—
Schaeffler AG, 3.38%, 10/12/28	02/17/21	265	253	—
Schoeller Packaging B.V., 6.38%, 11/01/24	02/23/21	125	115	—
Scientific Games International, Inc., 5.50%, 02/15/26	02/18/21	211	203	—
SGL Carbon SE, 4.63%, 09/30/24	02/17/21	385	374	0.1
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	823	840	0.1
Sofima Holding S.P.A., 3.75%, 01/15/28	02/17/21	206	192	—
SoftBank Group Corp, 4.00%, 09/19/29	02/17/21	204	172	—
Spa Holdings 3 Oy, 3.63%, 02/04/28	04/29/21	765	746	0.1
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	06/18/21	123	118	—
SUMMIT Germany Ltd, 2.00%, 01/31/25	10/01/21	115	111	—
Sunshine Mid B.V., 6.50%, 05/15/26	02/17/21	203	193	—
Telefonica Europe B.V., 3.88% (callable at 100, 06/22/26)	02/17/21	129	120	—
Tendam Brands Sa., 5.25%, 09/15/24	02/17/21	149	147	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	311	283	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	12/14/20	1,234	1,192	0.2
The House of Finance, 4.38%, 07/15/26	10/29/21	748	732	0.1
TI Automotive Finance PLC, 3.75%, 04/15/29	06/23/21	122	115	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	02/17/21	253	237	—
Trivium Packaging Finance B.V., 3.75%, 08/15/26	08/20/21	119	115	—
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,152	1,186	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	208	219	—
United Group B.V., 4.00%, 11/15/27	10/29/21	1,795	1,775	0.2
United Group B.V., 3.63%, 02/15/28	02/17/21	367	343	0.1
Verisure Holding AB, 3.88%, 07/15/26	10/29/21	941	921	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	549	539	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Victoria P.L.C., 3.75%, 03/15/28	04/29/21	148	138	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	02/18/21	1,392	1,359	0.2
Vivion Investments S.a r.l., 3.00%, 08/08/24	02/18/21	355	335	0.1
Volkswagen International Finance N.V., 3.88% (callable at 100, 06/17/29)	02/17/21	131	124	—
William Hill PLC, 4.75%, 05/01/26	11/19/21	283	279	—
Wintershall Dea AG, 3.00% (callable at 100, 07/20/28)	03/10/21	805	774	0.1
ZF Friedrichshafen AG, 3.75%, 09/21/28	11/02/21	250	245	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	02/17/21	505	470	0.1
		62,876	59,748	6.9

JNL/Neuberger Berman Strategic Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Aveanna Healthcare LLC - 2021 Delayed Draw Term Loan	126	-
Pro Mach Group, Inc. - 2021 Delayed Draw Term Loan	37	-
	163	-

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(43)	March 2022	EUR	(7,510)	32	160
United States 10 Year Note	(790)	March 2022		(101,992)	259	(1,078)
United States 10 Year Ultra Bond	(515)	March 2022		(74,468)	274	(947)
United States 5 Year Note	(843)	April 2022		(101,750)	59	(233)
United States Long Bond	(29)	March 2022		(4,604)	21	(49)
United States Ultra Bond	(117)	March 2022		(22,928)	44	(136)
					689	(2,283)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.37 (Q)	5.00	12/20/26	(9,565)	880	16	100

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	02/02/22	BRL	1,745	311	2
CLP/USD	GSC	01/13/22	CLP	552,936	648	(15)
CLP/USD	GSC	02/10/22	CLP	552,936	645	2
CLP/USD	CIT	03/16/22	CLP	174,520	203	(1)
CLP/USD	CIT	03/16/22	CLP	70	—	—
COP/USD	GSC	01/13/22	COP	7,009,820	1,722	(24)
COP/USD	GSC	02/10/22	COP	7,009,820	1,716	(25)
COP/USD	CIT	03/16/22	COP	55,229	13	—
EGP/USD	GSC	05/25/22	EGP	11,092	681	38
EUR/CZK	JPM	03/16/22	CZK	(25)	(1)	—
EUR/HUF	GSC	03/08/22	HUF	(118,739)	(364)	1
EUR/PLN	CIT	01/21/22	PLN	(135)	(34)	—
EUR/PLN	GSC	01/21/22	PLN	(1,541)	(382)	(5)
EUR/PLN	JPM	01/21/22	PLN	(770)	(191)	—
EUR/PLN	JPM	03/08/22	PLN	(2,777)	(686)	(4)
EUR/RON	CIT	04/06/22	RON	(2,416)	(551)	(3)
EUR/RON	CIT	04/06/22	RON	(280)	(64)	—
EUR/USD	JPM	01/05/22	EUR	351	399	2
EUR/USD	SCB	01/05/22	EUR	142	161	1
EUR/USD	JPM	01/19/22	EUR	3,608	4,109	(67)
EUR/USD	SIC	04/06/22	EUR	96	109	(2)
HUF/EUR	GSC	03/08/22	EUR	(140)	(159)	—
HUF/EUR	SSB	03/08/22	EUR	(172)	(195)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
IDR/USD	GSC	01/19/22	IDR	5,666,822	397	(3)
KRW/USD	GSC	01/13/22	KRW	690,175	580	(1)
KRW/USD	GSC	01/24/22	KRW	197,878	166	(2)
KRW/USD	GSC	02/10/22	KRW	690,175	580	(1)
KZT/USD	GSC	03/31/22	KZT	165,798	373	—
KZT/USD	JPM	04/20/22	KZT	70,851	159	(1)
MXN/USD	CIT	03/16/22	MXN	40	2	—
MXN/USD	GSC	03/16/22	MXN	1,659	80	2
MXN/USD	JPM	03/16/22	MXN	4,384	211	6
PEN/USD	GSC	03/16/22	PEN	1,689	422	10
PLN/EUR	CGM	01/21/22	EUR	(24)	(27)	—
PLN/EUR	CIT	01/21/22	EUR	(189)	(215)	4
PLN/EUR	GSC	01/21/22	EUR	(130)	(148)	1
PLN/EUR	JPM	01/21/22	EUR	(124)	(141)	(1)
PLN/EUR	JPM	01/21/22	EUR	(340)	(387)	2
RON/EUR	GSC	04/06/22	EUR	(491)	(560)	2
RON/EUR	JPM	04/06/22	EUR	(53)	(60)	—
RUB/USD	GSC	03/16/22	RUB	16,120	211	(4)
TRY/USD	GSC	01/21/22	TRY	6,859	511	(3)
TRY/USD	GSC	01/21/22	TRY	5,967	444	111
TWD/USD	GSC	01/10/22	TWD	11,096	401	—
USD/BRL	GSC	02/02/22	BRL	(283)	(50)	(1)
USD/CLP	GSC	01/13/22	CLP	(552,936)	(648)	(3)
USD/COP	GSC	01/13/22	COP	(7,009,820)	(1,722)	24
USD/COP	JPM	03/16/22	COP	(1,199,926)	(293)	5
USD/EUR	GSC	01/05/22	EUR	(261)	(297)	(2)
USD/EUR	GSC	01/05/22	EUR	(69)	(78)	—
USD/EUR	JPM	01/05/22	EUR	(174)	(198)	(2)
USD/EUR	JPM	01/05/22	EUR	(84)	(95)	—
USD/EUR	CIT	01/19/22	EUR	(8,237)	(9,381)	157
USD/EUR	GSC	01/19/22	EUR	(449)	(511)	(4)
USD/EUR	GSC	01/19/22	EUR	(14,850)	(16,911)	263
USD/EUR	SSB	01/19/22	EUR	(14,062)	(16,015)	243
USD/GBP	CIT	01/19/22	GBP	(213)	(288)	(2)
USD/GBP	CIT	01/19/22	GBP	(1,135)	(1,536)	19
USD/GBP	GSC	01/19/22	GBP	(1,014)	(1,372)	(13)
USD/GBP	GSC	01/19/22	GBP	(1,867)	(2,527)	17
USD/GBP	JPM	01/19/22	GBP	(784)	(1,061)	7
USD/GBP	SSB	01/19/22	GBP	(1,187)	(1,607)	(17)
USD/IDR	CCI	01/19/22	IDR	(1,601,390)	(112)	—
USD/IDR	GSC	01/19/22	IDR	(8,876,299)	(622)	(10)
USD/KRW	GSC	01/13/22	KRW	(690,175)	(580)	1
USD/KRW	GSC	01/24/22	KRW	(159,002)	(134)	1
USD/KRW	JPM	01/24/22	KRW	(472,370)	(397)	4
USD/MXN	CIT	03/16/22	MXN	(1,514)	(73)	(2)
USD/MXN	GSC	03/16/22	MXN	(311)	(15)	(1)
USD/PHP	JPM	01/10/22	PHP	(31,688)	(621)	5
USD/RUB	GSC	03/16/22	RUB	(9,946)	(130)	2
USD/TRY	GSC	01/21/22	TRY	(5,911)	(440)	63
USD/TWD	CIT	01/10/22	TWD	(11,100)	(401)	—
ZAR/USD	GSC	03/16/22	ZAR	4,152	257	1
ZAR/USD	JPM	03/16/22	ZAR	1,465	91	—
					(46,678)	777

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	GSC	01/08/22	16,425	—	93
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	GSC	01/12/22	56,144	—	(29)
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	JPM	03/07/22	24,080	—	383
					—	447

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Corporate Bonds And Notes	—	355,882	—	355,882
Government And Agency Obligations	—	344,278	—	344,278
Non-U.S. Government Agency Asset-Backed Securities	—	69,300	—	69,300
Senior Floating Rate Instruments[1]	—	64,948	214	65,162
Short Term Investments	84,674	111,031	—	195,705
	84,674	945,439	214	1,030,327
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	160	—	—	160
Centrally Cleared Credit Default Swap Agreements	—	100	—	100
Open Forward Foreign Currency Contracts	—	996	—	996
OTC Total Return Swap Agreements	—	476	—	476
	160	1,572	—	1,732
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,443)	—	—	(2,443)
Open Forward Foreign Currency Contracts	—	(219)	—	(219)
OTC Total Return Swap Agreements	—	(29)	—	(29)
	(2,443)	(248)	—	(2,691)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 37.4%
Mortgage-Backed Securities 24.3%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/48	160	169
4.00%, 07/01/48 - 07/01/50	9,715	10,335
2.50%, 02/01/51	20,871	21,357
Federal National Mortgage Association, Inc.
TBA, 2.00%, 02/15/37 (a)	1,600	1,637
TBA, 4.50%, 01/15/46 (a)	6,700	7,182
4.00%, 03/01/47 - 11/01/50	5,469	5,823
3.50%, 03/01/48 - 02/01/50	5,722	6,049
3.00%, 03/01/50	4,681	4,889
TBA, 3.00%, 02/15/52 (a)	26,500	27,424
TBA, 4.00%, 02/15/52 (a)	177,395	188,683
TBA, 2.50%, 03/15/52 (a) (b)	12,300	12,500
TBA, 3.50%, 03/15/52 (a)	112,500	118,151
Government National Mortgage Association
TBA, 4.00%, 01/15/52 - 03/15/52 (a)	6,900	7,261
TBA, 3.50%, 02/15/52 (a)	2,600	2,706
		414,166
U.S. Treasury Inflation Indexed Securities 5.4%
Treasury, United States Department of
0.13%, 10/15/24 - 07/15/31 (c)	12,577	13,908
0.38%, 01/15/27 - 07/15/27 (c)	1,060	1,168
0.75%, 07/15/28 - 02/15/45 (c)	13,337	15,773
0.88%, 01/15/29 - 02/15/47 (c)	12,153	14,642
0.25%, 07/15/29 - 02/15/50 (c)	22,175	25,106
2.13%, 02/15/40 - 02/15/41 (c)	509	779
0.63%, 02/15/43 (c)	361	445
1.38%, 02/15/44 (c)	475	673
1.00%, 02/15/46 - 02/15/49 (c)	13,561	18,963
		91,457
Sovereign 4.2%
Buenos Aires City S.A.
39.15%, (BADLAR + 5.00%), 01/23/22, ARS (d)	12,302	60
37.41%, (BADLAR + 3.25%), 03/29/24, ARS (d)	61,987	271
Colombia Government International Bond
4.00%, 02/26/24	4,012	4,122
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (e)	7,960	2,281
6.35%, 08/12/28, PEN (f)	383	101
6.35%, 08/12/28, PEN (e)	5,301	1,403
5.94%, 02/12/29, PEN (e)	2,416	621
5.94%, 02/12/29, PEN	5,932	1,525
6.95%, 08/12/31, PEN (e)	2,291	618
6.15%, 08/12/32, PEN	8,032	2,026
6.15%, 08/12/32, PEN (e)	1,361	343
5.40%, 08/12/34, PEN (e)	2,155	493
5.35%, 08/12/40, PEN (e)	1,522	326
Gobierno de la Provincia de Buenos Aires
37.98%, (BADLAR + 3.83%), 05/31/22, ARS (d)	20,024	96
37.90%, (BADLAR + 3.75%), 04/12/25, ARS (d) (f)	6,440	26
Ministry of Defence State of Israel
3.80%, 05/13/60 (f)	2,434	2,821
4.50%, 04/03/20	700	888
Ministry of Diwan Amiri Affairs
5.10%, 04/23/48 (e)	200	270
4.40%, 04/16/50 (e)	1,200	1,490
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (f) (g) (h) (i)	300	11
Presidencia De La Nacion
36.16%, (BADLAR + 2.00%), 04/03/22, ARS (d)	77,405	377
34.16%, (BADLAR + 0.00%), 10/04/22, ARS (d)	154	—
15.50%, 10/17/26, ARS	63,437	120
1.00%, 07/09/29	563	203
0.50%, 07/09/30 (j)	6,961	2,391
1.13%, 07/09/35 - 07/09/46 (j)	4,464	1,412
2.00%, 01/09/38 (j)	3,720	1,380
2.50%, 07/09/41 (j)	2,665	933
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (f) (g) (h) (i)	5,970	398
Romania, Government of
1.75%, 07/13/30, EUR (e)	100	106
South Africa, Parliament of
10.50%, 12/21/27, ZAR	377,200	26,221
4.85%, 09/30/29	1,000	1,032
8.00%, 01/31/30, ZAR	10,200	592
8.25%, 03/31/32, ZAR	12,200	690
8.88%, 02/28/35, ZAR	8,800	497
8.75%, 02/28/49, ZAR	5,800	304
5.75%, 09/30/49	1,000	963
Turkiye Cumhuriyeti Basbakanlik
7.25%, 12/23/23 (k)	200	202
6.35%, 08/10/24	200	196
5.60%, 11/14/24 (k)	2,800	2,691
4.25%, 03/13/25	4,000	3,690
4.63%, 03/31/25, EUR	1,200	1,352
7.63%, 04/26/29 (k)	2,130	2,119
5.25%, 03/13/30	3,400	2,911
5.75%, 05/11/47	800	645
		71,217
U.S. Treasury Note 3.3%
Treasury, United States Department of
2.25%, 10/31/24 (l)	37,000	38,341
2.63%, 01/31/26	16,700	17,658
		55,999
Treasury Inflation Indexed Securities 0.2%
Presidencia De La Nacion
0.00%, 03/31/22, ARS (m) (n)	333,730	2,218
1.40%, 03/25/23, ARS (n)	119,171	1,109
1.45%, 08/13/23, ARS (n)	21,700	176
		3,503
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (g) (h)	410	381
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	37
Total Government And Agency Obligations (cost $646,825)		636,760
CORPORATE BONDS AND NOTES 29.2%
Financials 11.1%
Ally Financial Inc.
8.00%, 11/01/31	2	3
Avolon Holdings Funding Limited
2.53%, 11/18/27 (e)	2,605	2,537
Banco Bradesco S.A.
2.85%, 01/27/23 (e)	565	571
Banco de Credito del Peru
4.65%, 09/17/24, PEN (e)	1,800	450
Barclays PLC
6.38%, (100, 12/15/25), GBP (f) (o)	3,480	5,100
7.13%, (100, 06/15/25), GBP (o) (p)	600	893
7.25%, (100, 03/15/23), GBP (f) (o) (p)	2,900	4,103
7.75%, (100, 09/15/23) (o) (p)	5,700	6,139
7.88%, (100, 03/15/22) (f) (o) (p)	400	405
7.88%, (100, 09/15/22), GBP (f) (o) (p)	200	282
7.63%, 11/21/22	220	232
4.97%, 05/16/29 (p)	200	229
BGC Partners, Inc.
3.75%, 10/01/24 (q)	162	169
Credit Suisse Group AG
6.25%, (100, 12/18/24) (e) (o) (p)	200	213
7.13%, (100, 07/29/22) (f) (o) (p)	200	205
7.25%, (100, 09/12/25) (e) (o)	200	219
7.50%, (100, 07/17/23) (f) (o)	3,300	3,479
7.50%, (100, 07/17/23) (e) (o)	1,100	1,160
7.50%, (100, 12/11/23) (e) (o) (p)	2,600	2,808
6.50%, 08/08/23 (e) (p)	1,800	1,938
3.09%, 05/14/32 (e)	1,250	1,271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Deutsche Bank Aktiengesellschaft
3.96%, 11/26/25	3,575	3,784
3.04%, 05/28/32 (p)	9,500	9,546
Export-Import Bank of India
1.24%, (3 Month USD LIBOR + 1.02%), 03/28/22 (d)	2,600	2,604
Fairfax Financial Holdings Limited
4.63%, 04/29/30	176	197
Ford Motor Credit Company LLC
5.60%, 01/07/22	1,300	1,300
3.22%, 01/09/22	1,100	1,100
3.34%, 03/28/22	2,000	2,006
2.98%, 08/03/22	400	403
3.55%, 10/07/22	928	941
3.09%, 01/09/23	1,700	1,727
1.39%, (3 Month USD LIBOR + 1.24%), 02/15/23 (d)	1,100	1,097
4.14%, 02/15/23	1,300	1,336
3.10%, 05/04/23	200	204
3.81%, 01/09/24	300	311
2.75%, 06/14/24, GBP	1,900	2,587
1.74%, 07/19/24, EUR	800	925
0.13%, (3 Month EURIBOR + 0.70%), 12/01/24, EUR (d)	100	112
5.13%, 06/16/25	4,800	5,234
3.25%, 09/15/25, EUR	1,100	1,342
3.38%, 11/13/25	8,300	8,612
2.33%, 11/25/25, EUR	1,700	2,011
HSBC Holdings PLC
4.70%, (100, 03/09/31) (o) (p)	9,600	9,558
4.75%, (100, 07/04/29), EUR (f) (o) (p)	1,060	1,321
5.88%, (100, 09/28/26), GBP (o) (p)	400	583
6.00%, (100, 09/29/23), EUR (f) (o) (p)	200	246
6.50%, (100, 03/23/28) (o) (p)	610	675
3.97%, 05/22/30	600	652
2.85%, 06/04/31 (p)	5,040	5,102
ING Groep N.V.
4.88%, (100, 05/16/29) (f) (o) (p)	3,424	3,450
5.75%, (100, 11/16/26) (o) (p)	800	860
6.88%, (100, 04/16/22) (f) (o) (p)	200	203
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (f) (o) (p)	8,300	11,458
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (f) (o) (p)	5,342	6,619
6.75%, (100, 06/27/26) (o) (p)	4,758	5,371
7.50%, (100, 06/27/24) (o) (p)	1,500	1,685
7.63%, (100, 06/27/23), GBP (f) (o) (p)	1,650	2,385
7.88%, (100, 06/27/29), GBP (f) (o) (p)	1,800	3,034
Nationwide Building Society
10.25%, GBP (o)	445	1,147
4.30%, 03/08/29 (e)	1,600	1,770
NatWest Group PLC
6.00%, (100, 12/29/25) (o) (p)	5,884	6,443
NatWest Markets PLC
8.00%, (100, 08/10/25) (o) (p)	300	348
Owl Rock Capital Corporation
2.88%, 06/11/28	4,600	4,516
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (j)	96	103
8.20%, 04/06/28 (e)	232	263
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (f) (o) (p)	2,780	4,047
7.38%, (100, 06/24/22), GBP (f) (o) (p)	600	829
3.82%, 11/03/28 (p)	1,800	1,929
Sitka Holdings, LLC
5.25%, (3 Month USD LIBOR + 4.50%), 07/06/26 (d) (e)	975	991
SLM Corporation
5.50%, 01/25/23	1,590	1,657
Societe Generale
6.75%, (100, 04/06/28) (e) (o)	200	220
7.38%, (100, 10/04/23) (e) (o) (p)	900	963
7.88%, (100, 12/18/23) (e) (o) (p)	200	218
Springleaf Finance Corporation
5.63%, 03/15/23	2,745	2,869
6.13%, 03/15/24	242	257
State Bank of India
4.00%, 01/24/22 (e)	1,550	1,552
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (f) (j) (o)	2,954	4,621
Syngenta Finance N.V.
4.89%, 04/24/25 (e) (q)	943	1,013
5.18%, 04/24/28 (e) (q)	200	225
The Charles Schwab Corporation
5.38%, (100, 06/01/25) (o)	287	314
The Royal Bank of Scotland Group Public Limited Company
4.89%, 05/18/29 (p)	200	229
5.08%, 01/27/30 (p)	2,800	3,245
4.45%, 05/08/30 (p)	2,000	2,249
UniCredit S.p.A.
9.25%, (100, 06/03/22), EUR (o) (p)	300	354
7.83%, 12/04/23 (e)	6,140	6,840
Voyager Aviation Holdings, LLC
8.50%, 05/09/26 (e)	2,540	2,380
Wells Fargo & Company
3.90%, (100, 03/15/26) (o)	3,300	3,370
		187,949
Consumer Discretionary 3.7%
Colt Merger Sub, Inc.
5.75%, 07/01/25 (e)	4,236	4,428
Eldorado Resorts, Inc.
6.25%, 07/01/25 (e)	900	945
Expedia Group, Inc.
4.63%, 08/01/27 (q)	1,400	1,565
Hilton Domestic Operating Company Inc.
4.00%, 05/01/31 (e)	9,000	9,218
Las Vegas Sands Corp.
3.90%, 08/08/29	1,300	1,307
Marriott International, Inc.
4.63%, 06/15/30 (q)	66	75
MGM China Holdings Limited
5.88%, 05/15/26 (e)	1,200	1,205
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	129	191
Nissan Motor Acceptance Corporation
1.01%, (3 Month USD LIBOR + 0.89%), 01/13/22 (d) (e)	26	26
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (e)	2,000	2,095
2.65%, 03/17/26, EUR (e)	4,500	5,493
4.35%, 09/17/27 (e)	4,300	4,638
4.81%, 09/17/30 (e)	300	336
Prosus N.V.
3.06%, 07/13/31 (f)	200	196
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (e)	954	1,043
11.50%, 06/01/25 (e)	2,424	2,722
Sands China Ltd.
5.13%, 08/08/25 (q)	6,033	6,301
3.80%, 01/08/26 (q)	400	402
5.40%, 08/08/28 (q)	2,000	2,160
4.38%, 06/18/30 (k) (q)	1,600	1,638
Vail Resorts, Inc.
6.25%, 05/15/25 (e)	92	96
Viking Cruises Limited
13.00%, 05/15/25 (e)	600	679
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	4,875	5,041
5.25%, 05/15/27 (e)	4,300	4,389
Wynn Macau, Limited
5.13%, 12/15/29 (e)	1,400	1,247
Wynn Resorts Finance, LLC
7.75%, 04/15/25 (e)	4,600	4,830
		62,266
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Communication Services 3.5%
Altice Financing S.A.
5.75%, 08/15/29 (e)	1,275	1,261
Altice France Holding S.A.
8.13%, 02/01/27 (e)	300	320
AT&T Inc.
3.85%, 06/01/60	220	231
Charter Communications Operating, LLC
4.80%, 03/01/50	438	491
4.40%, 12/01/61	3,600	3,726
DIRECTV Financing, LLC
5.88%, 08/15/27 (e)	900	922
DISH DBS Corporation
5.25%, 12/01/26 (e)	1,490	1,513
5.75%, 12/01/28 (e)	1,490	1,507
iHeartCommunications, Inc.
6.38%, 05/01/26	1,100	1,147
Intelsat (Luxembourg) S.A.
0.00%, 06/01/49 (g) (h)	618	3
Intelsat Connect Finance S.A.
0.00%, 02/15/23 (e) (g) (h)	200	31
Intelsat Jackson Holdings S.A.
0.00%, 08/01/23 (g) (h)	3,661	1,652
8.00%, 02/15/24 (e)	1,543	1,564
0.00%, 10/15/24 - 07/15/25 (e) (g) (h)	9,286	4,267
Netflix, Inc.
5.50%, 02/15/22	1,072	1,077
4.63%, 05/15/29, EUR (f)	500	710
3.88%, 11/15/29, EUR (f)	809	1,110
5.38%, 11/15/29 (e)	118	140
3.63%, 06/15/30, EUR (f)	8,611	11,658
4.88%, 06/15/30 (e)	300	350
Sprint Corporation
6.00%, 11/15/22	100	104
7.88%, 09/15/23	15,367	16,956
7.13%, 06/15/24	1,600	1,797
7.63%, 03/01/26	47	56
Univision Communications Inc.
5.13%, 02/15/25 (e)	635	641
9.50%, 05/01/25 (e)	205	220
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	6,439	6,817
		60,271
Utilities 2.5%
Pacific Gas And Electric Company
3.25%, 06/15/23	2,792	2,837
4.25%, 08/01/23 - 03/15/46	5,580	5,737
3.40%, 08/15/24	721	744
3.50%, 06/15/25	577	598
3.45%, 07/01/25	963	997
2.95%, 03/01/26	690	700
3.30%, 03/15/27 - 12/01/27	1,347	1,373
3.00%, 06/15/28	3,343	3,366
3.75%, 07/01/28 - 08/15/42	1,014	1,050
4.55%, 07/01/30	7,254	7,864
4.50%, 07/01/40 - 12/15/41	888	929
4.45%, 04/15/42	237	242
4.60%, 06/15/43	108	111
4.75%, 02/15/44	209	218
4.30%, 03/15/45	11,143	11,268
4.00%, 12/01/46	30	29
3.95%, 12/01/47	700	681
4.95%, 07/01/50	3,529	3,879
Southern California Edison Company
4.88%, 03/01/49	500	617
		43,240
Health Care 2.3%
Centene Corporation
4.25%, 12/15/27	164	171
2.45%, 07/15/28	3,900	3,856
Community Health Systems, Inc.
6.63%, 02/15/25 (e)	11,793	12,206
8.00%, 03/15/26 (e)	1,134	1,191
5.63%, 03/15/27 (e)	4,746	5,020
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (e)	6,500	6,858
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (e)	113	119
7.25%, 02/01/28 (e)	278	299
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (e)	5,000	5,305
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (e)	3,700	3,934
		38,959
Energy 1.9%
Enable Midstream Partners, LP
4.95%, 05/15/28	57	63
Gaz Capital S.A.
2.95%, 01/24/24, EUR (f)	4,380	5,188
4.95%, 03/23/27 (f)	800	864
Gaz Finance PLC
3.00%, 06/29/27 (f)	200	196
2.95%, 01/27/29 (e)	6,400	6,116
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (f)	5	5
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (f) (g) (h) (i)	1,290	49
Petróleos Mexicanos
5.95%, 01/28/31	1,180	1,149
6.70%, 02/16/32 (e)	12,389	12,513
7.69%, 01/23/50	270	260
6.95%, 01/28/60	1,514	1,346
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (f)	2,400	2,427
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (f)	700	707
Topaz Solar Farms LLC
4.88%, 09/30/39 (e)	67	75
5.75%, 09/30/39 (e) (k)	717	854
Transocean Guardian Limited
5.88%, 01/15/24 (e)	25	24
Transocean Inc
7.25%, 11/01/25 (e)	150	115
7.50%, 01/15/26 (e)	259	193
8.00%, 02/01/27 (e)	340	250
Valaris Limited
8.25%, 04/30/28 (e) (r)	16	16
Valaris PLC
8.25%, 04/30/28 (r)	21	22
Western Midstream Operating, LP
1.97%, (3 Month USD LIBOR + 0.85%), 01/13/23 (d) (q)	124	124
		32,556
Industrials 1.8%
Air Canada
4.63%, 08/15/29, CAD (e)	3,200	2,523
American Airlines, Inc.
5.50%, 04/20/26 (e)	1,700	1,769
Bombardier Inc.
7.50%, 12/01/24 (e)	85	88
7.50%, 03/15/25 (e)	31	32
7.88%, 04/15/27 (e)	515	534
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (e)	6,000	5,761
Delta Air Lines, Inc.
7.00%, 05/01/25 (e)	1,113	1,276
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (e)	736	761
General Electric Company
3.53%, (3 Month USD LIBOR + 3.33%), (100, 03/15/22) (d) (o)	1,468	1,455
Park Aerospace Holdings Limited
4.50%, 03/15/23 (e)	4,325	4,465
Rolls-Royce Group PLC
4.63%, 02/16/26, EUR (f)	700	881
5.75%, 10/15/27, GBP (f)	500	751

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Rolls-Royce Plc
3.63%, 10/14/25 (e)	200	204
The Boeing Company
5.15%, 05/01/30 (q)	1,285	1,497
5.71%, 05/01/40 (q)	1,929	2,466
5.81%, 05/01/50 (q)	1,497	2,029
5.93%, 05/01/60 (q)	2,230	3,093
Triumph Group, Inc.
6.25%, 09/15/24 (e)	121	122
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	700	715
United Airlines Pass Through Trust
4.38%, 04/15/26 (e)	300	313
4.63%, 04/15/29 (e)	600	622
		31,357
Information Technology 1.4%
Broadcom Inc.
4.11%, 09/15/28	1,158	1,274
4.15%, 11/15/30	777	863
2.45%, 02/15/31 (e)	1,400	1,370
4.30%, 11/15/32	859	966
2.60%, 02/15/33 (e)	2,000	1,942
3.42%, 04/15/33 (e)	300	313
3.47%, 04/15/34 (e)	2,845	2,971
3.14%, 11/15/35 (e)	2,081	2,091
3.19%, 11/15/36 (e)	68	68
3.50%, 02/15/41 (e)	1,800	1,843
3.75%, 02/15/51 (e)	700	732
Citrix Systems, Inc.
3.30%, 03/01/30	192	194
Commscope Finance LLC
8.25%, 03/01/27 (e)	8,000	8,228
II-VI Incorporated
5.00%, 12/15/29 (e)	225	230
Leidos, Inc.
4.38%, 05/15/30 (q)	58	65
Oracle Corporation
4.00%, 07/15/46	66	69
3.85%, 04/01/60	234	232
PTC Inc.
3.63%, 02/15/25 (e)	90	91
		23,542
Real Estate 0.6%
CBL & Associates Holdco II, LLC
7.00%, 11/15/28 (e) (p)	4	8
Country Garden Holdings Company Limited
5.13%, 01/17/25 (f)	800	760
EPR Properties
4.75%, 12/15/26	32	34
4.95%, 04/15/28	90	97
GLP Financing, LLC
5.25%, 06/01/25	54	59
5.30%, 01/15/29	268	304
Kennedy Wilson Europe Real Est PLC
3.25%, 11/12/25, EUR (f)	3,000	3,600
MPT Operating Partnership, L.P.
3.69%, 06/05/28, GBP	300	424
Newmark Group, Inc.
6.13%, 11/15/23 (q)	262	281
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	191
Uniti Group Inc.
7.88%, 02/15/25 (e)	3,171	3,308
6.50%, 02/15/29 (e)	507	505
		9,571
Consumer Staples 0.3%
Kraft Heinz Foods Company
3.88%, 05/15/27	1,190	1,285
5.50%, 06/01/50	3,000	4,067
		5,352
Materials 0.1%
Vale Overseas Ltd
6.25%, 08/10/26	370	429
6.88%, 11/21/36	125	167
6.88%, 11/10/39 (k)	295	397
		993
Sovereign 0.0%
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (e)	200	203
Total Corporate Bonds And Notes (cost $490,433)		496,259
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.1%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 0.36%, (1 Month USD LIBOR + 0.26%), 09/25/36 (d) (j)	8,986	8,836
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.12%, (1 Month USD LIBOR + 1.02%), 04/25/34 (d) (j)	5,240	5,244
Alba PLC
Series 2006-D-2, 0.56%, (3 Month GBP LIBOR + 0.46%), 12/15/38, GBP (d) (f)	1,249	1,573
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 2.13%, (1 Month USD LIBOR + 2.03%), 07/25/35 (d) (j)	3,224	3,245
Series 2005-A3-38, REMIC, 0.80%, (1 Month USD LIBOR + 0.70%), 09/25/35 (d) (j)	292	277
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	850	786
Series 2005-2A3A-AR1, REMIC, 0.80%, (1 Month USD LIBOR + 0.70%), 10/25/35 (d) (j)	8,827	8,520
Series 2005-1A1-59, REMIC, 0.76%, (1 Month USD LIBOR + 0.66%), 11/20/35 (d) (j)	1,906	1,869
Series 2005-A1-81, REMIC, 0.66%, (1 Month USD LIBOR + 0.56%), 02/25/36 (d) (j)	928	817
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,200	2,382
Series 2006-1A1A-OA17, REMIC, 0.49%, (1 Month USD LIBOR + 0.39%), 12/20/46 (d) (j)	1,754	1,565
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,961	1,942
Atrium XII LLC
Series AR-12A, 0.96%, (3 Month USD LIBOR + 0.83%), 04/22/27 (d)	5,019	5,024
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 0.57%, (3 Month USD LIBOR + 0.45%), 10/11/42 (d) (e)	7,828	6,881
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, REMIC, 1.31%, (1 Month USD LIBOR + 1.20%), 03/15/34 (d)	7,010	6,996
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 0.78%, (1 Month USD LIBOR + 0.68%), 02/20/35 (d) (j)	4,428	4,388
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	410	418
BBCMS Trust
Series 2018-D-RRI, REMIC, 2.16%, (1 Month USD LIBOR + 2.05%), 02/15/33 (d)	373	374
Series 2018-E-RRI, REMIC, 3.21%, (1 Month USD LIBOR + 3.10%), 02/15/33 (d)	2,600	2,608
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (d)	3,958	2,599
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 0.64%, (1 Month USD LIBOR + 0.54%), 10/25/35 (d) (j)	3,042	3,024
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (d)	6,296	1,232
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 1.76%, (1 Month USD LIBOR + 1.65%), 10/15/26 (d)	2,200	2,192
Series 2021-D-ARIA, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 10/15/26 (d)	2,400	2,390
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 0.34%, (1 Month USD LIBOR + 0.24%), 07/25/36 (d) (j)	7,130	6,210
CBAM 2018-5 Ltd
Series 2018-A-5A, 1.14%, (3 Month USD LIBOR + 1.02%), 04/17/31 (d)	1,100	1,100
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 0.40%, (1 Month USD LIBOR + 0.15%), 10/25/36 (d) (j)	6,646	6,308

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Chevy Chase Funding LLC
Series 2004-A1-1A, REMIC, 0.37%, (1 Month USD LIBOR + 0.28%), 01/25/35 (d) (e) (j)	385	378
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,343	776
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, REMIC, 2.86%, 01/12/23	296	298
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,796
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	3,207	3,234
Series 2013-1A4-2, REMIC, 2.67%, 11/25/37 (d)	5,136	4,598
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	209	214
Commonbond Student Loan Trust
Series 2020-A-AGS, 1.98%, 08/25/50	5,129	5,122
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,224	1,572
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.14%, 08/26/36 (d)	2,501	2,464
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 2.33%, 06/26/36 (d)	2,517	2,251
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	532	379
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 0.26%, (1 Month USD LIBOR + 0.16%), 05/25/33 (d) (j)	55	55
Series 2006-2A4-20, REMIC, 0.33%, (1 Month USD LIBOR + 0.23%), 09/25/35 (d) (j)	14,200	13,532
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 0.24%, (1 Month USD LIBOR + 0.14%), 05/25/35 (d) (j)	1,117	1,101
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 1.38%, (1 Month USD LIBOR + 1.28%), 07/25/34 (d) (j)	819	804
Series 2004-M4-AB2, REMIC, 1.38%, (1 Month USD LIBOR + 1.28%), 11/25/34 (d) (j)	2,280	1,948
Series 2005-MV6-7, REMIC, 1.30%, (1 Month USD LIBOR + 1.20%), 08/25/35 (d) (j)	4,000	3,904
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 04/25/46 (d) (j)	2,863	2,624
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (d)	612	615
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.08%, (1 Month USD LIBOR + 0.98%), 01/25/36 (d) (j)	5,905	5,761
Eurosail PLC
Series 2007-A3A-6NCX, 0.79%, (3 Month GBP LIBOR + 0.82%), 09/13/45, GBP (d) (f)	40	53
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 0.62%, (3 Month GBP LIBOR + 0.67%), 06/13/45, GBP (d) (f)	11,954	15,146
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 1.17%, (1 Month USD LIBOR + 1.08%), 07/17/23 (d)	12,833	12,833
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 0.24%, (1 Month USD LIBOR + 0.14%), 01/25/37 (d) (j)	16,084	10,440
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 1.09%, (3 Month USD LIBOR + 0.97%), 10/15/30 (d)	7,000	6,986
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 0.79%, (1 Month USD LIBOR + 0.69%), 10/25/35 (d) (j)	8,681	8,420
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 0.64%, (1 Month USD LIBOR + 0.54%), 03/25/36 (d) (j)	3,348	2,025
GS Mortgage Securities Corporation Trust 2019-BOCA
Series 2019-E-BOCA, 2.25%, (1 Month USD LIBOR + 2.14%), 06/15/38 (d)	3,650	3,630
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 7.14%, 04/28/37 (d)	23,904	9,117
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 06/25/34 (d)	4,757	4,184
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (d) (j)	2,993	3,017
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 07/21/36 (d) (j)	4,271	2,581
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	355	348
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.15%, (SONIA + 1.05%), 05/25/53, GBP (d) (e) (j)	6,434	8,732
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 1.92%, (3 Month USD LIBOR + 1.76%), 05/23/39 (d)	10,453	10,414
ican fund
Series 2000-2A-1, REMIC, 0.74%, (1 Month USD LIBOR + 0.64%), 03/25/30 (d)	1,364	1,263
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 2.98%, 06/25/36 (d)	2,458	1,967
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 05/25/35 (d)	1,034	709
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 0.42%, (1 Month USD LIBOR + 0.32%), 10/25/36 (d) (j)	1,336	1,284
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 1.18%, (1 Month USD LIBOR + 1.08%), 07/25/35 (d)	9,000	8,901
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (d)	2,600	2,804
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 1.45%, (1 Month USD LIBOR + 1.45%), 11/17/36 (d)	17,100	17,090
LP Credit Card ABS Master Trust
Series 2018-A-1, 1.65%, (1 Month USD LIBOR + 1.55%), 08/20/24 (d) (j)	145	145
LUXE Trust
Series 2021-D-MLBH, REMIC, 2.14%, 11/15/24 (d)	8,500	8,484
Mansard Mortgages PLC
Series 2006-B1-1X, 1.23%, (3 Month GBP LIBOR + 1.10%), 10/15/48, GBP (d) (f)	4,515	5,870
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 1.70%, (1 Month USD LIBOR + 1.60%), 11/25/34 (d) (j)	1,272	1,292
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 1.00%, (1 Month USD LIBOR + 0.90%), 01/25/35 (d) (j)	6,714	6,684
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (e) (j)	1,217	1,094
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,905
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2018-D-SUN, REMIC, 1.76%, (1 Month USD LIBOR + 1.65%), 07/16/35 (d) (j)	9,562	9,490
Morgan Stanley Capital I Inc
Series 2021-D-230P, 2.48%, 12/15/23 (d)	2,929	2,916
Series 2021-E-230P, 3.18%, 12/15/23 (d)	5,417	5,390
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.72%, 07/28/48 (d)	5,186	5,205
Navient Funding, LLC
Series 2006-A5-B, REMIC, 0.47%, (3 Month USD LIBOR + 0.27%), 03/15/22 (d)	1,845	1,804
Newgate Funding PLC
Series 2007-A3-2X, 0.26%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (d) (f)	4,382	5,698
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.28%, (1 Month USD LIBOR + 0.18%), 03/25/37 (d) (j)	41,793	19,542
Pagaya AI Debt Selection Trust 2021-5
Series 2021-A-5, 1.53%, 08/15/29	7,400	7,387

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 0.96%, (3 Month USD LIBOR + 0.80%), 02/22/28 (d)	3,239	3,242
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 1.06%, (3 Month USD LIBOR + 0.90%), 11/16/26 (d) (e)	47	47
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 1.14%, (1 Month USD LIBOR + 1.04%), 05/25/35 (d) (j)	4,461	4,256
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 0.96%, (1 Month USD LIBOR + 0.86%), 08/25/35 (d) (j)	5,505	5,449
PFP 2019-6, Ltd.
Series 2019-A-6, 1.16%, (1 Month USD LIBOR + 1.05%), 04/16/37 (d) (j)	1,386	1,385
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 0.35%, (1 Month USD LIBOR + 0.25%), 06/25/37 (d) (j)	804	796
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (d)	1,012	990
Ripon Mortgages PLC
Series B1-1X, 1.31%, (3 Month GBP LIBOR + 1.20%), 08/20/56, GBP (d) (f) (j)	3,000	4,063
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 0.90%, (1 Month USD LIBOR + 0.80%), 03/25/35 (d) (j)	896	857
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 0.75%, (1 Month USD LIBOR + 0.65%), 01/25/35 (d) (j)	499	489
Series 2005-M2-FR3, REMIC, 1.08%, (1 Month USD LIBOR + 0.98%), 04/25/35 (d) (j)	1,334	1,053
Series 2006-M3-OP1, REMIC, 0.72%, (1 Month USD LIBOR + 0.62%), 10/25/35 (d) (j)	12,525	12,436
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 0.81%, (1 Month USD LIBOR + 0.71%), 10/25/35 (d) (j)	4,975	4,652
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (j)	1,240	1,229
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 0.94%, (1 Month USD LIBOR + 0.84%), 08/25/35 (d) (j)	8,000	7,659
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 0.40%, (1 Month USD LIBOR + 0.30%), 06/25/37 (d) (j)	20,698	13,683
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 2.14%, (SONIA + 2.00%), 03/12/52, GBP (d) (f) (j)	3,200	4,368
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 0.30%, (1 Month USD LIBOR + 0.20%), 06/25/37 (d) (j)	16,936	13,531
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, REMIC, 0.99%, (3 Month USD LIBOR + 0.87%), 10/15/27 (d)	69	69
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 1.78%, (3 Month USD LIBOR + 1.57%), 09/20/39 (d)	2,322	2,287
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 12/12/45	747	751
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,439	2,664
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	45	45
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	931	949
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 0.88%, (1 Month USD LIBOR + 0.78%), 06/25/45 (d) (j)	3,151	3,111
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 0.35%, (1 Month USD LIBOR + 0.25%), 04/25/37 (d) (j)	36,592	17,818
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 2.92%, 09/25/35 (d)	1,633	1,639
Series 2007-4A2-OA3, REMIC, 0.78%, (12 Month Treasury Average + 0.70%), 04/25/47 (d)	1,287	1,159
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, REMIC, 0.95%, (1 Month USD LIBOR + 0.85%), 12/15/31 (d) (j)	3,065	3,020
Series 2017-B-HSDB, REMIC, 1.20%, (1 Month USD LIBOR + 1.10%), 12/15/31 (d) (j)	2,542	2,431
Series 2017-D-HSDB, REMIC, 1.95%, (1 Month USD LIBOR + 1.84%), 12/15/31 (d) (j)	178	162
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 2.74%, 12/25/37 (d)	807	781
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	384	392
Total Non-U.S. Government Agency Asset-Backed Securities (cost $478,743)		478,539
SENIOR FLOATING RATE INSTRUMENTS 7.8%
Industrials 2.9%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	5,700	5,896
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan , 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (d)	7,034	7,066
2020 2nd Lien PIK Term Loan , 11.75%, (3 Month USD LIBOR + 10.75%), 04/28/24 (d)	147	146
TransDigm, Inc.
2020 Term Loan F, 2.34%, (1 Month USD LIBOR + 2.25%), 06/09/23 (d)	3,970	3,912
2020 Term Loan , 2.34%, (3 Month USD LIBOR + 2.25%), 08/22/24 (d)	3,473	3,431
2020 Term Loan E, 2.34%, (1 Month USD LIBOR + 2.25%), 05/30/25 (d)	8,138	8,019
Uber Technologies, Inc.
2021 1st Lien Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 04/04/25 (d)	4,961	4,960
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 02/16/27 (d)	12,751	12,745
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (d)	3,374	3,379
		49,554
Communication Services 2.0%
Altice France S.A.
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (d)	1,448	1,441
Cengage Learning, Inc.
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 06/29/26 (d)	4,252	4,260
iHeartCommunications, Inc.
2020 Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 05/01/26 (d)	4,382	4,350
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 10/13/22 (d) (s)	614	613
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (d)	3,068	3,063
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (d)	4,153	4,141
PUG LLC
USD Term Loan , 3.59%, (1 Month USD LIBOR + 3.50%), 01/31/27 (d)	96	94
Softbank Vision Fund II
Term Loan, 5.00%, 12/21/25	6,000	6,000
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (d)	320	317
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (d)	7,373	7,380
Windstream Services, LLC
2020 Exit Term Loan B, 7.25%, (1 Month USD LIBOR + 6.25%), 08/24/27 (d)	554	555

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Zayo Group Holdings, Inc.
USD Term Loan , 3.09%, (1 Month USD LIBOR + 3.00%), 02/18/27 (d)	1,158	1,142
		33,356
Consumer Discretionary 1.4%
Aramark Services, Inc.
2018 Term Loan B3, 1.85%, (3 Month USD LIBOR + 1.75%), 03/01/25 (d)	93	92
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (d)	10,804	10,737
2020 Term Loan B1, 3.59%, (1 Month USD LIBOR + 3.50%), 06/19/25 (d)	695	695
Carnival Corporation
EUR Term Loan B, 3.75%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (d)	2,913	3,298
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (d)	790	782
2021 Incremental Term Loan B, 4.00%, (6 Month USD LIBOR + 3.25%), 10/08/28 (d)	1,064	1,053
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (d)	3,491	3,493
Scientific Games International, Inc.
2018 Term Loan B5, 0.00%, (3 Month USD LIBOR + 2.75%), 08/14/24 (d) (s)	3,519	3,504
Wyndham Hotels & Resorts, Inc.
Term Loan B, 1.84%, (3 Month USD LIBOR + 1.75%), 03/29/25 (d)	97	96
		23,750
Financials 0.9%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1 Month USD LIBOR + 1.75%), 01/15/25 (d)	31	31
Term Loan, 2.25%, (3 Month USD LIBOR + 1.50%), 02/05/27 (d)	33	33
Ineos Finance PLC
2017 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (d) (s)	9,974	11,283
2017 EUR Term Loan B, 2.50%, (3 Month EURIBOR + 2.00%), 03/31/24, EUR (d)	2,894	3,274
McDermott Technology Americas Inc
2020 Make Whole Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 06/28/24 (d) (t)	21	12
2020 Take Back Term Loan, 3.00%, (1 Month USD LIBOR + 1.00%), 06/30/25 (d)	64	28
		14,661
Information Technology 0.3%
II-VI Inc.
2021 Bridge Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 12/08/28 (d) (s)	697	695
MH Sub I, LLC
2017 1st Lien Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 08/09/24 (d)	4,961	4,933
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.84%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	117	116
SS&C Technologies Inc.
2018 Term Loan B3, 1.84%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	155	153
		5,897
Health Care 0.3%
Bausch Health Companies Inc.
Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 11/26/25 (d)	139	138
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 09/27/25 (d)	5,188	4,160
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/31/25 (d)	57	56
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 11/09/25 (d)	87	86
		4,440
Consumer Staples 0.0%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (d)	447	448
Materials 0.0%
Axalta Coating Systems US Holdings Inc.
Term Loan, 1.88%, (3 Month USD LIBOR + 1.75%), 06/01/24 (d)	25	25
Energy 0.0%
Westmoreland Coal Company
PIK Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (d) (t)	65	18
Total Senior Floating Rate Instruments (cost $132,956)		132,149
COMMON STOCKS 0.9%
Communication Services 0.4%
Clear Channel Outdoor Holdings, Inc. (g)	515	1,705
iHeartMedia, Inc. (g) (i)	91	1,727
iHeartMedia, Inc. - Class A (g)	124	2,619
		6,051
Consumer Discretionary 0.3%
NMG Parent LLC (g) (t)	32	4,620
Energy 0.1%
Noble Finance Corp. (g) (i)	19	439
Noble Finance Corp. (g) (k)	44	1,104
Valaris Limited (g)	3	112
Westmoreland Coal Company (g) (i)	1	—
		1,655
Financials 0.1%
Credit Suisse Group AG - Class N	92	895
Voyager Common Shares (g) (t)	—	—
Voyager Preferred Units (g) (t)	2	695
		1,590
Real Estate 0.0%
Uniti Group Inc.	55	765
Total Common Stocks (cost $10,267)		14,681
RIGHTS 0.1%
Windstream Services, LLC (g) (t)	109	2,697
Total Rights (cost $947)		2,697
SHORT TERM INVESTMENTS 17.8%
U.S. Treasury Bill 17.1%
Treasury, United States Department of
0.01%, 01/18/22 (m)	31,100	31,100
0.04%, 01/25/22 (m)	10,000	10,000
0.05%, 01/27/22 (l) (m)	6,400	6,400
0.04%, 02/10/22 (l) (m)	2,100	2,100
0.05%, 02/17/22 (l) (m)	7,200	7,200
0.05%, 02/24/22 - 03/31/22 (m)	59,200	59,193
0.05%, 03/01/22 (m)	24,700	24,698
0.05%, 03/03/22 (l) (m)	5,000	4,999
0.04%, 03/17/22 (m)	10,500	10,499
0.06%, 03/22/22 (m)	7,100	7,099
0.05%, 03/24/22 (l) (m)	15,300	15,298
0.07%, 03/29/22 (m)	93,200	93,188
0.05%, 04/21/22 (l) (m)	6,600	6,598
0.10%, 04/26/22 (m)	2,800	2,799
0.06%, 04/28/22 (m)	10,100	10,097
		291,268
Discount Notes 0.4%
FHLBanks Office of Finance
0.03%, 01/07/22 (m) (u)	6,600	6,600
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.03% (v) (w)	4,940	4,940

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Shares/Par[1]	Value ($)
Treasury Securities 0.0%
Presidencia De La Nacion
36.91%, 04/29/22, ARS (m)	62,816	272
Total Short Term Investments (cost $303,079)	303,080
Total Investments 121.3% (cost $2,063,250)	2,064,165
Total Forward Sales Commitments (0.5)% (proceeds $9,039)	(9,030)
Total Purchased Options 0.0% (cost $196)	154
Other Derivative Instruments 0.0%	720
Other Assets and Liabilities, Net (20.8)%	(354,564)
Total Net Assets 100.0%	1,701,445

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $374,720.

(b) All or a portion of the security is subject to a written call option.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $218,845 and 12.9% of the Fund.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(k) All or a portion of the security was on loan as of December 31, 2021.

(l) All or a portion of the security is pledged or segregated as collateral.

(m) The coupon rate represents the yield to maturity.

(n) Treasury inflation indexed note, par amount is not adjusted for inflation.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Convertible security.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(r) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(s) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(u) The security is a direct debt of the agency and not collateralized by mortgages.

(v) Investment in affiliate.

(w) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
Mortgage-Backed Securities (0.5%)
Federal National Mortgage Association, Inc.
TBA, 2.00%, 02/15/52 (a)	(8,000)	(7,966)
TBA, 4.00%, 03/15/52 (a)	(1,000)	(1,064)
Total Government And Agency Obligations (proceeds $9,039)		(9,030)
Total Forward Sales Commitments (0.5%) (proceeds $9,039)		(9,030)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2021, the total proceeds for investments sold on a delayed delivery basis was $9,039.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba PLC, Series 2006-D-2, 0.56%, 12/15/38	02/19/20	1,540	1,573	0.1
Barclays PLC, 6.38% (callable at 100, 12/15/25)	07/13/20	4,507	5,100	0.3
Barclays PLC, 7.25% (callable at 100, 03/15/23)	01/26/18	4,000	4,103	0.2
Barclays PLC, 7.88% (callable at 100, 09/15/22)	06/30/21	288	282	—
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	403	405	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	128	101	—
Country Garden Holdings Company Limited, 5.13%, 01/17/25	12/15/21	780	760	0.1
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	12/12/19	204	205	—
Credit Suisse Group AG, 7.50% (callable at 100, 07/17/23)	06/10/21	3,515	3,479	0.2
Eurosail PLC, Series 2007-A3A-6NCX, 0.79%, 09/13/45	10/15/18	51	53	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 0.62%, 06/13/45	09/02/20	13,818	15,146	0.9
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,001	5,188	0.3
Gaz Capital S.A., 4.95%, 03/23/27	01/20/21	892	864	0.1
Gaz Finance PLC, 3.00%, 06/29/27	02/03/21	205	196	—
Gobierno de la Provincia de Buenos Aires, 37.90%, 04/12/25	09/19/19	45	26	—
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	12/05/18	1,085	1,321	0.1
HSBC Holdings PLC, 6.00% (callable at 100, 09/29/23)	12/10/18	232	246	—
ING Groep N.V., 4.88% (callable at 100, 05/16/29)	01/14/21	3,505	3,450	0.2
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	02/03/20	202	203	—
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	01/07/21	12,020	11,458	0.7
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,747	3,600	0.2
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	02/05/20	6,777	6,619	0.4
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	12/05/18	2,139	2,385	0.1
Lloyds Banking Group PLC, 7.88% (callable at 100, 06/27/29)	04/10/18	2,954	3,034	0.2
Mansard Mortgages PLC, Series 2006-B1-1X, 1.23%, 10/15/48	02/19/20	5,721	5,870	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ministry of Defence State of Israel, 3.80%, 05/13/60	05/12/20	2,832	2,821	0.2
Netflix, Inc., 4.63%, 05/15/29	10/23/18	574	710	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	903	1,110	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	11,134	11,658	0.7
Newgate Funding PLC, Series 2007-A3-2X, 0.26%, 12/15/50	11/28/17	5,590	5,698	0.3
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	5	5	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	19	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	19	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	11	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	11	—
Prosus N.V., 3.06%, 07/13/31	10/15/21	193	196	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	124	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	89	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	72	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	24	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	60	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	25	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	4	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	99	103	—
Ripon Mortgages PLC, Series B1-1X, 1.31%, 08/20/56	06/25/20	3,706	4,063	0.2
Rolls-Royce Group PLC, 4.63%, 02/16/26	10/21/21	898	881	0.1
Rolls-Royce Group PLC, 5.75%, 10/15/27	06/28/21	751	751	—
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,789	4,047	0.2
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	01/23/20	827	829	0.1
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,418	2,427	0.1
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	703	707	—
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	4,231	4,621	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 2.14%, 03/12/52	01/05/21	4,368	4,368	0.3
		118,558	121,120	7.1

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	March 2022	AUD	34,684	(274)	(26)
Italy Government BTP Bond	227	March 2022	EUR	33,931	(57)	(637)
United States 10 Year Note	920	March 2022		119,598	58	433
United States 10 Year Ultra Bond	83	March 2022		12,027	22	127
					(251)	(103)
Short Contracts
Euro Bund	(76)	March 2022	EUR	(13,222)	12	225
Long Gilt	(14)	March 2022	GBP	(1,750)	(8)	1
United States 5 Year Note	(33)	April 2022		(3,992)	(2)	—
United States Long Bond	(282)	March 2022		(45,003)	(159)	(240)
United States Ultra Bond	(271)	March 2022		(53,268)	(423)	(153)
					(580)	(167)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	4.65	(M)	05/10/22	MXN	3,300	—	1
28-Day MEXIBOR (M)	Receiving	4.83	(M)	05/27/22	MXN	300	—	—
28-Day MEXIBOR (M)	Receiving	4.74	(M)	06/03/22	MXN	800	—	—
28-Day MEXIBOR (M)	Receiving	4.58	(M)	06/10/22	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	5
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	—	23
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	1
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	2
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	4
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	4
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	(2)
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	(20)
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	(1)
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	(4)
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	(2)
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	(2)
28-Day MEXIBOR (M)	Paying	4.47	(M)	02/27/23	MXN	32,900	—	(46)
28-Day MEXIBOR (M)	Paying	4.52	(M)	02/27/23	MXN	65,900	—	(91)
28-Day MEXIBOR (M)	Paying	4.55	(M)	02/27/23	MXN	278,500	1	(386)
28-Day MEXIBOR (M)	Paying	4.56	(M)	02/27/23	MXN	32,300	—	(44)
28-Day MEXIBOR (M)	Paying	4.57	(M)	02/27/23	MXN	32,900	—	(45)
28-Day MEXIBOR (M)	Paying	4.50	(M)	03/03/23	MXN	210,500	1	(295)
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	—	(246)
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	—	(30)
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(16)	(1,369)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(3)	(249)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(3)	(247)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(5)	(419)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	(1)	(102)
28-Day MEXIBOR (M)	Paying	5.12	(M)	05/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/23/25	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	5.28	(M)	05/30/25	MXN	400	—	(2)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(1)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(3)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	—	(34)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	(1)	(55)
3M JIBAR (Q)	Receiving	5.97	(M)	03/10/26	ZAR	500	—	—
3M JIBAR (M)	Paying	4.85	(Q)	01/07/26	ZAR	8,500	—	(25)
3M JIBAR (M)	Paying	4.85	(Q)	01/11/26	ZAR	30,900	1	(84)
3M JIBAR (M)	Paying	4.92	(Q)	02/01/26	ZAR	21,500	1	(57)
3M JIBAR (M)	Paying	5.02	(Q)	02/11/26	ZAR	12,200	1	(32)
3M LIBOR (Q)	Receiving	1.00	(M)	06/17/22		10,700	—	100
3M LIBOR (Q)	Receiving	2.50	(M)	12/18/24		2,400	—	118
3M LIBOR (Q)	Receiving	2.50	(M)	12/20/24		1,600	—	79
3M LIBOR (Q)	Receiving	2.50	(M)	12/20/24		11,000	(1)	542
3M LIBOR (Q)	Receiving	1.30	(M)	03/16/25		7,600	(1)	279
3M LIBOR (Q)	Receiving	1.30	(M)	03/18/25		7,600	(1)	279
3M LIBOR (Q)	Receiving	0.93	(M)	05/06/26		3,500	—	58
3M LIBOR (Q)	Receiving	0.50	(M)	06/16/26		35,800	(1)	735
3M LIBOR (Q)	Receiving	3.00	(M)	06/19/26		59,100	(1)	3,964
3M LIBOR (Q)	Receiving	1.01	(M)	06/24/26		5,700	—	80
3M LIBOR (Q)	Receiving	1.25	(M)	12/15/26		1,200	—	32
3M LIBOR (Q)	Receiving	1.74	(M)	12/16/26		13,000	(3)	706
3M LIBOR (Q)	Receiving	1.35	(M)	01/20/27		11,500	(2)	19
3M LIBOR (Q)	Receiving	1.45	(M)	02/17/27		8,300	(2)	(17)
3M LIBOR (Q)	Receiving	1.42	(M)	02/24/27		6,200	(1)	(2)
3M LIBOR (Q)	Receiving	1.24	(M)	05/12/28		1,800	(1)	23
3M LIBOR (Q)	Receiving	2.25	(M)	06/20/28		2,000	(1)	136
3M LIBOR (Q)	Receiving	2.25	(M)	06/20/28		11,100	(7)	751
3M LIBOR (Q)	Receiving	1.50	(M)	01/12/29		1,980	(1)	(2)
3M LIBOR (Q)	Receiving	2.00	(M)	12/10/29		1,800	—	126
3M LIBOR (Q)	Receiving	1.50	(M)	12/18/29		3,600	1	227
3M LIBOR (Q)	Receiving	1.75	(M)	01/15/30		5,900	1	394
3M LIBOR (Q)	Receiving	2.00	(M)	02/12/30		3,500	1	247
3M LIBOR (Q)	Receiving	2.00	(M)	03/10/30		1,700	—	120
3M LIBOR (Q)	Receiving	1.43	(M)	03/17/30		3,800	2	240
3M LIBOR (S)	Receiving	0.15	(M)	06/17/30	EUR	4,300	(3)	231
3M LIBOR (Q)	Receiving	1.25	(M)	06/17/30		69,000	1	4,192
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/30		1,700	—	91
3M LIBOR (Q)	Receiving	0.75	(M)	06/16/31		33,500	(11)	(39)
3M LIBOR (Q)	Receiving	1.45	(M)	07/16/31		33,100	(10)	359
3M LIBOR (Q)	Receiving	2.00	(M)	01/15/50		500	(2)	59
3M LIBOR (Q)	Receiving	1.63	(M)	01/16/50		900	(3)	97
3M LIBOR (Q)	Receiving	1.75	(M)	01/22/50		2,300	(9)	255
3M LIBOR (Q)	Receiving	1.63	(M)	02/03/50		11,500	(44)	1,238
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	(17)	491
3M LIBOR (Q)	Receiving	1.25	(M)	06/16/51		4,800	(20)	(392)
3M LIBOR (M)	Paying	1.38	(S)	01/04/27		34,000	24	24
3M LIBOR (M)	Paying	0.50	(S)	06/16/28		19,903	12	(62)
3M LIBOR (M)	Paying	1.50	(S)	12/15/28		10,460	6	(219)
3M LIBOR (M)	Paying	1.00	(S)	12/16/30		14,824	5	(969)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (M)	Paying	0.75	(S)	06/16/31		59,600	19	744
3M LIBOR (M)	Paying	1.50	(S)	10/05/31		2,100	1	(15)
3M LIBOR (M)	Paying	1.54	(S)	10/15/31		2,000	1	(8)
3M LIBOR (M)	Paying	1.54	(S)	10/22/31		1,400	—	(6)
3M LIBOR (M)	Paying	1.59	(S)	02/09/51		12,800	51	(453)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(M)	03/15/22	JPY	7,500,000	—	(11)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(M)	03/20/22	JPY	12,430,000	—	(15)
6M EURIBOR (S)	Receiving	(0.45)	(M)	12/29/23	EUR	600	—	2
6M EURIBOR (S)	Receiving	(0.43)	(M)	06/28/24	EUR	600	—	4
6M EURIBOR (S)	Receiving	(0.40)	(M)	12/30/24	EUR	300	—	3
6M EURIBOR (S)	Receiving	(0.36)	(M)	06/30/25	EUR	500	—	5
6M EURIBOR (S)	Receiving	(0.33)	(M)	12/30/25	EUR	300	—	4
6M EURIBOR (S)	Receiving	(0.29)	(M)	06/30/26	EUR	100	—	1
6M EURIBOR (S)	Receiving	0.25	(M)	03/16/32	EUR	24,500	(20)	677
6M EURIBOR (S)	Receiving	0.25	(M)	03/18/50	EUR	5,400	(6)	905
6M EURIBOR (S)	Receiving	0.50	(M)	06/17/50	EUR	2,500	(3)	446
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(M)	09/20/28	JPY	12,430,000	80	351
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(M)	03/15/29	JPY	7,500,000	55	310
Bank of Japan Overnight Call Rate TONAR (M)	Paying	0.00	(S)	03/15/22	JPY	7,500,000	—	(3)
Bank of Japan Overnight Call Rate TONAR (M)	Paying	0.00	(S)	03/20/22	JPY	12,430,000	—	(6)
BRAZIBOR (A)	Receiving	2.84	(M)	01/03/22	BRL	1,200	—	3
BRAZIBOR (A)	Receiving	2.85	(M)	01/03/22	BRL	1,000	—	3
BRAZIBOR (A)	Receiving	2.86	(M)	01/03/22	BRL	5,000	—	14
BRAZIBOR (A)	Receiving	2.86	(M)	01/03/22	BRL	19,200	—	54
BRAZIBOR (A)	Receiving	2.87	(M)	01/03/22	BRL	1,800	—	5
BRAZIBOR (A)	Receiving	2.87	(M)	01/03/22	BRL	6,100	—	17
BRAZIBOR (A)	Receiving	2.88	(M)	01/03/22	BRL	6,100	—	17
BRAZIBOR (A)	Receiving	2.88	(M)	01/03/22	BRL	9,500	—	26
BRAZIBOR (A)	Receiving	2.88	(M)	01/03/22	BRL	23,500	—	64
BRAZIBOR (A)	Receiving	2.88	(M)	01/03/22	BRL	5,000	—	14
BRAZIBOR (A)	Receiving	2.89	(M)	01/03/22	BRL	7,300	—	20
BRAZIBOR (A)	Receiving	3.36	(M)	01/03/22	BRL	28,400	—	78
BRAZIBOR (M)	Paying	4.04	(A)	01/03/22	BRL	500	—	(1)
BRAZIBOR (M)	Paying	3.98	(A)	01/03/22	BRL	56,200	—	(85)
BRAZIBOR (M)	Paying	3.06	(A)	01/03/22	BRL	114,100	—	(264)
BRAZIBOR (M)	Paying	3.70	(A)	01/03/22	BRL	1,055,500	(1)	(1,708)
BRAZIBOR (M)	Paying	5.86	(A)	01/02/23	BRL	5,100	—	(45)
BRAZIBOR (M)	Paying	5.84	(A)	01/02/23	BRL	15,200	1	(133)
BRAZIBOR (M)	Paying	5.83	(A)	01/02/23	BRL	16,900	1	(148)
Sterling Overnight Index Average Rate (A)	Receiving	0.50	(M)	03/16/42	GBP	1,400	(21)	79
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(M)	03/16/52	GBP	2,200	(54)	104
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(M)	09/21/52	GBP	21,200	(527)	396
U.K. Retail Price Index (M)	Paying	4.06	(A)	09/15/31	GBP	1,100	11	(51)
U.K. Retail Price Index (M)	Paying	4.00	(A)	09/15/31	GBP	1,300	13	(67)
U.K. Retail Price Index (M)	Paying	4.07	(A)	09/15/31	GBP	2,200	21	(62)
U.K. Retail Price Index (M)	Paying	4.40	(A)	10/15/31	GBP	1,400	14	18
U.K. Retail Price Index (M)	Paying	4.02	(A)	10/15/31	GBP	1,600	16	(70)
U.K. Retail Price Index (M)	Paying	4.14	(A)	10/15/31	GBP	3,100	31	(72)
U.K. Retail Price Index (M)	Paying	4.25	(A)	11/15/31	GBP	3,100	27	25
							(403)	11,899

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	06/20/26	(6,500)	153	(1)	(23)
Airbus Finance B.V. (Q)	1.00	06/20/28	(100)	2	—	(1)
AT&T Inc. (Q)	1.00	12/20/25	(500)	9	—	2
AT&T Inc. (Q)	1.00	06/20/26	(1,000)	17	—	1
Barclays Bank PLC (Q)	1.00	12/20/22	(1,500)	13	—	3
CDX.EM.28.V3 (Q)	1.00	12/20/22	(19,655)	(17)	—	80
CDX.EM.29.V3 (Q)	1.00	06/20/23	(3,854)	(7)	—	22
CDX.EM.30.V3 (Q)	1.00	12/20/23	(10,528)	(54)	1	79
CDX.EM.31.V2 (Q)	1.00	06/20/24	(4,888)	(24)	—	40
CDX.EM.32.V3 (Q)	1.00	12/20/24	(1,395)	(10)	—	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.EM.34 (Q)	1.00	12/20/25	(3,200)	(140)	—	4
CDX.EM.36 (Q)	1.00	12/20/26	(24,400)	(985)	2	(22)
CDX.NA.HY.34.V9 (Q)	5.00	06/20/25	(368)	30	—	2
CDX.NA.HY.35 (Q)	5.00	12/20/25	(200)	17	—	—
CDX.NA.HY.36 (Q)	5.00	06/20/26	(21,000)	1,906	27	(55)
CDX.NA.HY.37 (Q)	5.00	12/20/26	(94,000)	8,651	131	67
CDX.NA.IG.37 (Q)	1.00	12/20/26	(3,400)	83	1	7
General Electric Company (Q)	1.00	12/20/23	(200)	3	—	2
General Electric Company (Q)	1.00	06/20/26	(6,000)	101	(1)	31
General Electric Company (Q)	1.00	12/20/26	(600)	9	—	2
ITRAXX.EUR.34 (Q)	1.00	12/20/25	(1,790)	53	1	11
ITRAXX.EUR.36 (Q)	1.00	12/20/26	(2,500)	74	1	(1)
ITRAXX.EXJP.36 (Q)	1.00	12/20/26	(4,900)	49	1	31
MGM Resorts International (Q)	5.00	06/20/26	(1,200)	138	—	(29)
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(7,800)	(166)	11	651
Rolls-Royce Group PLC (Q)	1.00	12/20/26	(1,300)	(51)	2	10
The Boeing Company (Q)	1.00	06/20/23	(4,300)	26	(1)	9
The Boeing Company (Q)	1.00	12/20/26	(400)	(1)	—	2
				9,879	175	939

JNL/PIMCO Income Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR , 06/28/52	DUB	Call	103.50	06/24/22	600,000	4
3M LIBOR , 06/28/52	DUB	Put	103.50	06/24/22	600,000	107
						111
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Put	99.10	03/07/22	8,900,000	43

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.37, 12/20/26	DUB	Put		96.00	03/16/22		900,000	(1)
CDX.NA.IG.37, 12/20/26	BCL	Put		95.00	03/16/22		4,100,000	(1)
CDX.NA.IG.37, 12/20/26	BCL	Put		90.00	04/20/22		9,700,000	(6)
CDX.NA.IG.37, 12/20/26	BOA	Put		90.00	04/20/22		9,800,000	(6)
CDX.NA.IG.37, 12/20/26	DUB	Put		90.00	03/16/22		6,900,000	(2)
CDX.NA.IG.37, 12/20/26	GSC	Put		100.00	03/16/22		4,300,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put		90.00	03/16/22		6,900,000	(2)
CDX.NA.IG.37, 12/20/26	GSC	Put		85.00	04/20/22		5,000,000	(4)
CDX.NA.IG.37, 12/20/26	GSC	Put		90.00	04/20/22		4,700,000	(3)
CDX.NA.IG.37, 12/20/26	JPM	Put		95.00	03/16/22		4,300,000	(1)
CDX.NA.IG.37, 12/20/26	JPM	Put		90.00	04/20/22		4,900,000	(3)
CDX.NA.IG.37, 12/20/26	JPM	Put		95.00	04/20/22		4,800,000	(3)
ITRAXX.EUR.36, 12/20/26	BCL	Put		90.00	03/16/22	EUR	21,600,000	(6)
ITRAXX.EUR.36, 12/20/26	BCL	Put		95.00	03/16/22	EUR	6,800,000	(2)
ITRAXX.EUR.36, 12/20/26	BOA	Put		90.00	03/16/22	EUR	4,000,000	(1)
ITRAXX.EUR.36, 12/20/26	BOA	Put		85.00	04/20/22	EUR	4,400,000	(3)
ITRAXX.EUR.36, 12/20/26	JPM	Put		90.00	03/16/22	EUR	8,900,000	(3)
								(48)
Foreign Currency Options
USD/CAD Spot Rate	GSC	Call	CAD	1.27	02/11/22		8,412,000	(74)

Interest Rate Swaptions
3M LIBOR, 01/24/32	BOA	Call		135.50	01/20/22		1,700,000	(1)
3M LIBOR, 01/24/52	BOA	Call		151.50	01/20/22		300,000	(1)
3M LIBOR, 01/18/27	CGM	Call		102.50	01/14/22		3,400,000	—
3M LIBOR, 01/12/32	GSC	Call		143.50	01/10/22		1,300,000	(1)
3M LIBOR, 01/18/27	GSC	Call		104.25	01/13/22		3,600,000	—
3M LIBOR, 01/20/32	GSC	Call		153.63	01/18/22		1,700,000	(9)
3M LIBOR, 01/20/29	GSC	Call		121.80	01/18/22		1,000,000	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
3M LIBOR, 01/26/52	GSC	Call	156.70	01/24/22	300,000	(2)
3M LIBOR, 01/26/29	GSC	Call	133.00	01/24/22	1,700,000	(3)
3M LIBOR, 02/16/27	GSC	Call	118.00	02/14/22	3,500,000	(5)
3M LIBOR, 02/18/32	GSC	Call	150.00	02/16/22	3,100,000	(19)
3M LIBOR, 11/04/23	GSC	Call	87.00	11/02/22	373,700,000	(395)
3M LIBOR, 01/24/32	BOA	Put	165.50	01/20/22	1,700,000	(7)
3M LIBOR, 01/24/52	BOA	Put	181.50	01/20/22	300,000	(3)
3M LIBOR, 01/18/27	CGM	Put	142.50	01/14/22	3,400,000	(6)
3M LIBOR, 01/12/32	GSC	Put	173.50	01/10/22	1,300,000	(1)
3M LIBOR, 01/18/27	GSC	Put	144.25	01/13/22	3,600,000	(5)
3M LIBOR, 01/20/29	GSC	Put	151.80	01/18/22	1,000,000	(3)
3M LIBOR, 01/20/32	GSC	Put	193.63	01/18/22	1,700,000	—
3M LIBOR, 01/26/29	GSC	Put	163.00	01/24/22	1,700,000	(3)
3M LIBOR, 01/26/52	GSC	Put	186.70	01/24/22	300,000	(2)
3M LIBOR, 02/16/27	GSC	Put	158.00	02/14/22	3,500,000	(8)
3M LIBOR, 02/18/32	GSC	Put	200.00	02/16/22	3,100,000	(4)
3M LIBOR, 11/04/23	GSC	Put	127.00	11/02/22	373,700,000	(934)
						(1,412)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 01/15/52	JPM	Call	100.73	01/06/22	1,000,000	—
Federal National Mortgage Association, Inc., 2.00%, 01/15/52	JPM	Call	100.08	01/06/22	2,000,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 02/15/52	BOA	Call	101.02	02/07/22	5,000,000	(14)
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Call	100.48	03/07/22	1,500,000	(3)
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Call	100.35	03/07/22	1,500,000	(4)
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Put	98.60	03/07/22	8,900,000	(26)
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Put	98.10	03/07/22	8,900,000	(14)
Federal National Mortgage Association, Inc., 2.50%, 03/15/52	BOA	Call	102.55	03/07/22	3,100,000	(6)
Federal National Mortgage Association, Inc., 3.00%, 01/15/52	JPM	Put	104.06	01/06/22	1,000,000	(4)
Federal National Mortgage Association, Inc., 3.00%, 03/15/52	JPM	Call	103.75	03/07/22	2,000,000	(1)
						(74)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	01/04/22	BRL	86,838	15,590	215
BRL/USD	CSI	02/02/22	BRL	86,838	15,480	322
CNY/USD	DUB	01/21/22	CNY	14,158	2,218	4
EUR/USD	CIT	02/17/22	EUR	1,762	2,008	12
GBP/USD	CIT	02/17/22	GBP	3,500	4,736	87
IDR/USD	JPM	01/21/22	IDR	54,855,622	3,844	38
INR/USD	BOA	02/10/22	INR	145,237	1,946	36
INR/USD	DUB	02/10/22	INR	242,207	3,245	55
INR/USD	JPM	02/10/22	INR	417,538	5,594	86
MXN/USD	GSC	01/21/22	MXN	305,799	14,891	(116)
MXN/USD	CIT	02/18/22	MXN	4,137	200	3
MXN/USD	CIT	04/18/22	MXN	359,692	17,236	661
PEN/USD	CIT	03/17/22	PEN	14,093	3,517	115
PEN/USD	BOA	07/21/22	PEN	5,570	1,377	(10)
PEN/USD	CIT	07/27/22	PEN	1,214	300	1
RUB/USD	GSC	01/24/22	RUB	1,654,732	21,936	(895)
RUB/USD	DUB	02/18/22	RUB	929,445	12,253	(167)
RUB/USD	GSC	02/18/22	RUB	20,186	266	(6)
RUB/USD	CIT	03/18/22	RUB	214,517	2,810	(37)
RUB/USD	GSC	03/18/22	RUB	28,901	379	(4)
USD/AUD	CIT	02/17/22	AUD	(557)	(405)	4
USD/BRL	CSI	01/04/22	BRL	(86,838)	(15,590)	(329)
USD/CAD	GSC	02/14/22	CAD	(1,973)	(1,560)	74
USD/CAD	CIT	02/17/22	CAD	(3,017)	(2,385)	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	CIT	02/17/22	CHF	(716)	(787)	(12)
USD/CNY	JPM	01/21/22	CNY	(12,713)	(1,992)	(9)
USD/CNY	JPM	01/21/22	CNY	(1,864)	(292)	1
USD/EUR	CIT	02/17/22	EUR	(2,267)	(2,583)	(17)
USD/EUR	CIT	02/17/22	EUR	(58,265)	(66,394)	—
USD/GBP	CIT	02/17/22	GBP	(54,832)	(74,206)	(446)
USD/GBP	DUB	02/17/22	GBP	(3,396)	(4,596)	(65)
USD/JPY	CIT	02/17/22	JPY	(260,800)	(2,268)	17
USD/MXN	JPM	03/18/22	MXN	(11,230)	(541)	(10)
USD/PEN	GSC	01/24/22	PEN	(3,732)	(934)	(30)
USD/PEN	CIT	02/07/22	PEN	(1,309)	(327)	(6)
USD/PEN	CIT	02/11/22	PEN	(7,437)	(1,860)	97
USD/PEN	CIT	02/14/22	PEN	(7,019)	(1,755)	(48)
USD/PEN	CIT	03/25/22	PEN	(5,382)	(1,342)	119
USD/PEN	BOA	04/05/22	PEN	(4,395)	(1,095)	(45)
USD/PEN	CIT	05/31/22	PEN	(4,237)	(1,051)	(26)
USD/ZAR	CIT	02/18/22	ZAR	(20,313)	(1,267)	118
USD/ZAR	CIT	02/25/22	ZAR	(115,371)	(7,188)	642
USD/ZAR	GSC	05/16/22	ZAR	(75,757)	(4,667)	(47)
USD/ZAR	BCL	11/08/22	ZAR	(81,171)	(4,886)	171
ZAR/USD	CIT	02/18/22	ZAR	20,169	1,258	(2)
					(68,887)	574

JNL/PIMCO Income Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (M)	Paying	BOA	1.55	(S)	01/20/27		50,900	—	142
3M LIBOR (M)	Paying	GSC	1.70	(S)	02/17/27		33,200	(7)	76
3M LIBOR (M)	Paying	GSC	1.65	(S)	02/24/27		20,600	(2)	36
3M LIBOR (M)	Paying	GSC	1.70	(S)	01/12/29		7,200	(5)	3
7-Day China Fixing Repo Rate (M)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,000	—	65
7-Day China Fixing Repo Rate (M)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,100	—	66
								(14)	388

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V12 (Q)	CGM	N/A	5.00	12/20/24	(13,709)	1,959	2,282	(323)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	303	(328)	631
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,500)	58	(41)	99
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(7,800)	60	60	—
CMBX.NA.AAA.13 (M)	GSC	N/A	0.50	12/16/72	(79,500)	327	(1,365)	1,692
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(8,443)	13	48	(35)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,108)	195	48	147
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.42	1.00	06/20/24	(3,300)	49	(56)	105
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.29	1.00	06/20/23	(300)	3	(3)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.48	1.00	12/20/24	(1,500)	24	(12)	36
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.24	1.00	12/20/22	(1,000)	8	7	1
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.33	1.00	12/20/23	(2,400)	33	(40)	73
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.29	1.00	06/20/23	(7,200)	78	(55)	133
Minfin Rossii, FKU (Q)	CGM	0.69	1.00	12/20/22	(6,900)	23	(20)	43
Ministry of Finance of the Russian Federation (Q)	GSC	0.97	1.00	12/20/24	(6,000)	8	30	(22)
Ministry of Finance of the Russian Federation (Q)	GSC	0.45	1.00	06/20/23	(200)	1	3	(2)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	0.70	1.00	12/20/22	(4,800)	16	(158)	174
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.89	1.00	06/20/26	(7,200)	(269)	(245)	(24)
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.38	1.00	12/20/24	(700)	(7)	(12)	5
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	0.93	1.00	06/20/23	(400)	—	(25)	25
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.89	1.00	06/20/26	(10,600)	(396)	(360)	(36)
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.38	1.00	12/20/24	(500)	(6)	(8)	2
South Africa, Parliament of (Q)	CGM	0.80	1.00	06/20/23	(1,500)	5	(76)	81
South Africa, Parliament of (Q)	GSC	1.17	1.00	06/20/24	(600)	(2)	(25)	23
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	5.84	1.00	12/20/24	(410)	(53)	(36)	(17)
					(233,070)	2,430	(387)	2,817

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	BOA	12/15/22	11	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	BOA	10/17/22	22	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	BOA	10/17/22	11	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (M)	3M LIBOR +0.00% (M)	BOA	12/01/22	11	—	—
					—	0
INDEX
iBoxx Liquid High Yield Index (M)	3M LIBOR +0.00% (M)	BCL	03/21/22	700	—	9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	636,760	—	636,760
Corporate Bonds And Notes	—	496,259	—	496,259
Non-U.S. Government Agency Asset-Backed Securities	—	478,539	—	478,539
Senior Floating Rate Instruments	—	132,119	30	132,149
Common Stocks	6,305	3,061	5,315	14,681
Rights	—	—	2,697	2,697
Short Term Investments	4,940	298,140	—	303,080
	11,245	2,044,878	8,042	2,064,165
Liabilities - Securities
Government And Agency Obligations	—	(9,030)	—	(9,030)
	—	(9,030)	—	(9,030)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	786	—	—	786
Centrally Cleared Interest Rate Swap Agreements	—	20,723	—	20,723
Centrally Cleared Credit Default Swap Agreements	—	1,070	—	1,070
OTC Purchased Options	—	154	—	154
Open Forward Foreign Currency Contracts	—	2,901	—	2,901
OTC Interest Rate Swap Agreements	—	388	—	388
OTC Credit Default Swap Agreements	—	3,276	—	3,276
OTC Total Return Swap Agreements	—	9	—	9
	786	28,521	—	29,307
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,056)	—	—	(1,056)
Centrally Cleared Interest Rate Swap Agreements	—	(8,824)	—	(8,824)
Centrally Cleared Credit Default Swap Agreements	—	(131)	—	(131)
OTC Written Options	—	(1,608)	—	(1,608)
Open Forward Foreign Currency Contracts	—	(2,327)	—	(2,327)
OTC Credit Default Swap Agreements	—	(459)	—	(459)
	(1,056)	(13,349)	—	(14,405)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 85.8%
Financials 33.5%
AerCap Ireland Capital Designated Activity Company
0.73%, (SOFR + 0.68%), 09/29/23 (a)	6,900	6,895
1.65%, 10/29/24	2,300	2,297
3.50%, 01/15/25	200	209
4.45%, 04/03/26	600	652
AIA Group Limited
3.60%, 04/09/29 (b)	1,200	1,312
AIB Group Public Limited Company
4.26%, 04/10/25 (b)	600	632
Ally Financial Inc.
3.05%, 06/05/23	1,900	1,947
1.45%, 10/02/23	1,700	1,706
8.00%, 11/01/31	500	707
American Financial Group, Inc.
3.50%, 08/15/26	900	961
Antares Holdings LP
3.95%, 07/15/26 (b)	300	309
Arch Capital Group Ltd.
3.64%, 06/30/50	615	660
Ares Finance Co. II LLC
3.25%, 06/15/30 (b)	1,200	1,243
Ares Finance Co. III LLC
4.13%, 06/30/51 (b)	500	501
Assured Guaranty US Holdings Inc.
3.60%, 09/15/51	1,700	1,786
Aviation Capital Group LLC
3.88%, 05/01/23 (b)	700	721
4.38%, 01/30/24 (b) (c)	200	210
5.50%, 12/15/24 (b)	600	657
3.50%, 11/01/27 (b)	1,532	1,581
Avolon Holdings Funding Limited
5.50%, 01/15/26 (b)	400	443
4.25%, 04/15/26 (b)	700	745
2.53%, 11/18/27 (b)	2,826	2,752
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	760
Banca Monte dei Paschi di Siena S.p.A.
3.63%, 09/24/24, EUR (d)	1,500	1,735
2.63%, 04/28/25, EUR (d)	500	569
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (d) (e) (f)	600	725
1.13%, 09/18/25 (f)	6,800	6,643
Banco do Brasil S.A
4.75%, 03/20/24 (d)	200	209
4.63%, 01/15/25 (b)	300	313
3.25%, 09/30/26 (b)	200	195
Banco General, S.A.
4.13%, 08/07/27 (b)	200	214
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (b) (e)	1,000	1,037
Banco Santander, S.A.
1.85%, 03/25/26	200	199
3.49%, 05/28/30 (f)	4,600	4,851
Banco Santander-Chile
2.70%, 01/10/25 (b)	1,600	1,636
Banco Votorantim S.A.
4.50%, 09/24/24 (d)	1,000	1,044
Bancolombia SA
4.63%, 12/18/29	1,200	1,199
Bank of America Corporation
4.30%, (100, 01/28/25) (e)	2,700	2,738
5.13%, (100, 06/20/24) (e)	1,600	1,667
2.46%, 10/22/25	2,100	2,156
3.82%, 01/20/28	5,000	5,419
3.42%, 12/20/28	631	674
4.27%, 07/23/29	900	1,003
3.97%, 02/07/30	10,100	11,140
1.90%, 07/23/31	400	383
2.69%, 04/22/32	2,900	2,946
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (d) (e)	700	869
Barclays PLC
6.13%, (100, 12/15/25) (c) (e) (f)	950	1,031
7.13%, (100, 06/15/25), GBP (e) (f)	900	1,340
7.75%, (100, 09/15/23) (e) (f)	700	754
7.88%, (100, 03/15/22) (d) (e) (f)	4,100	4,147
7.88%, (100, 09/15/22), GBP (d) (e) (f)	2,200	3,099
8.00%, (100, 06/15/24) (e) (f)	900	996
7.63%, 11/21/22	537	567
1.54%, (3 Month USD LIBOR + 1.38%), 05/16/24 (a) (f)	2,477	2,507
4.34%, 05/16/24 (f)	200	208
1.01%, 12/10/24	1,500	1,489
2.85%, 05/07/26 (f)	1,400	1,441
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	500	523
4.25%, 12/15/25 (b)	300	326
4.38%, 12/15/28 (b)	1,600	1,789
BBVA Bancomer, S.A.
6.75%, 09/30/22 (d)	329	341
6.75%, 09/30/22 (b)	1,051	1,090
BGC Partners, Inc.
4.38%, 12/15/25	700	751
BlackRock, Inc.
1.90%, 01/28/31	1,100	1,084
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (b)	800	961
Blackstone Private Credit Fund
2.35%, 11/22/24 (b)	1,700	1,700
Blue Owl Finance LLC
4.13%, 10/07/51 (b)	3,400	3,438
BNP Paribas
4.63%, (100, 02/25/31) (b) (e)	1,700	1,705
7.00%, (100, 08/16/28) (b) (e)	200	233
2.82%, 11/19/25 (b) (f)	5,500	5,657
4.40%, 08/14/28 (b)	900	1,010
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (b)	1,800	1,798
Boral Finance Pty Limited
3.75%, 05/01/28 (b)	1,300	1,383
Brookfield Financial, Inc.
4.00%, 04/01/24	500	528
3.90%, 01/25/28	500	548
4.35%, 04/15/30	600	677
3.50%, 03/30/51	800	838
BTG Pactual Holding S.A.
5.50%, 01/31/23 (b)	600	620
4.50%, 01/10/25 (b)	2,700	2,727
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (b) (g)	600	641
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (e)	3,200	3,282
Capital One Financial Corporation
3.95%, (100, 09/01/26) (e)	1,700	1,707
Carlyle Finance LLC
3.50%, 09/19/29 (b)	500	532
CI Financial Corp.
3.20%, 12/17/30	1,200	1,230
4.10%, 06/15/51	300	325
Citigroup Inc.
3.88%, (100, 02/18/26) (e)	3,100	3,103
4.00%, (100, 12/10/25) (e)	850	856
4.15%, (100, 11/15/26) (e)	4,400	4,471
4.70%, (100, 01/30/25) (e)	1,600	1,627
5.00%, (100, 09/12/24) (c) (e)	2,600	2,686
5.95%, (100, 05/15/25) (e)	1,100	1,175
2.88%, 07/24/23	900	911
4.08%, 04/23/29	1,200	1,323
2.98%, 11/05/30	5,800	6,027
Citizens Bank, National Association
3.75%, 02/18/26	600	647
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (e)	5,200	5,213
5.65%, (100, 10/06/25) (e)	1,500	1,642

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
3.25%, 04/30/30	300	317
CNA Financial Corporation
2.05%, 08/15/30	300	291
CoBank, ACB
4.25%, (100, 01/01/27) (b) (e)	2,200	2,244
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	1,076
Credit Agricole SA
3.75%, 04/24/23 (b) (f)	250	259
1.25%, 01/26/27 (b)	700	680
Credit Suisse Group AG
6.38%, (100, 08/21/26) (b) (e)	1,100	1,185
7.13%, (100, 07/29/22) (d) (e) (f)	500	513
7.50%, (100, 07/17/23) (b) (e)	2,800	2,952
6.50%, 08/08/23 (b) (f)	200	215
6.50%, 08/08/23 (d)	300	323
2.59%, 09/11/25 (b) (f)	1,700	1,732
3.87%, 01/12/29 (b) (f)	700	749
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25 (f)	800	848
4.55%, 04/17/26 (f)	700	770
DAE Sukuk (DIFC) Ltd
3.75%, 02/15/26 (b)	1,800	1,859
Danske Bank A/S
3.24%, 12/20/25 (b)	1,000	1,040
Deutsche Bank Aktiengesellschaft
5.00%, 02/14/22 (f)	900	904
1.34%, (3 Month USD LIBOR + 1.19%), 11/16/22 (a)	500	503
3.30%, 11/16/22	300	306
0.90%, 05/28/24 (f)	400	396
2.22%, 09/18/24 (f)	900	912
2.13%, 11/24/26	3,400	3,394
3.55%, 09/18/31 (f)	7,400	7,796
3.04%, 05/28/32 (f)	400	402
Digital Stout Holding, LLC
3.75%, 10/17/30, GBP (d)	300	454
Discover Financial Services
6.13%, (100, 06/23/25) (e)	2,100	2,307
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	2,813
Enact Holdings, Inc.
6.50%, 08/15/25 (b)	300	328
ERP Operating Limited Partnership
2.50%, 02/15/30	300	308
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (d) (e)	2,000	2,381
Export-Import Bank of India
1.24%, (3 Month USD LIBOR + 1.02%), 03/28/22 (a)	600	601
3.25%, 01/15/30 (b)	600	610
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (b)	600	740
4.63%, 04/29/30	1,900	2,126
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	309
3.40%, 06/15/30	1,900	2,010
3.20%, 09/17/51	400	383
First American Financial Corporation
4.30%, 02/01/23	650	669
4.60%, 11/15/24	200	216
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (d)	1,550	1,640
Ford Motor Credit Company LLC
3.10%, 05/04/23	200	204
5.58%, 03/18/24	300	323
4.54%, 03/06/25, GBP	100	143
5.13%, 06/16/25	200	218
3.25%, 09/15/25, EUR	100	122
2.39%, 02/17/26, EUR	600	714
Franklin Resources, Inc.
2.95%, 08/12/51	2,400	2,332
Freedom Mortgage Corporation
8.13%, 11/15/24 (b)	100	101
8.25%, 04/15/25 (b)	78	80
7.63%, 05/01/26 (b)	1,500	1,532
6.63%, 01/15/27 (b)	3,400	3,331
GE Capital Funding LLC
4.55%, 05/15/32	4,000	4,728
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	433	519
General Motors Financial Company, Inc.
1.68%, (3 Month USD LIBOR + 1.55%), 01/14/22 (a)	200	200
1.53%, (3 Month USD LIBOR + 1.31%), 06/30/22 (a)	400	402
Global Atlantic Financial Company
3.13%, 06/15/31 (b)	1,700	1,684
Globe Life Inc.
2.15%, 08/15/30	2,100	2,053
Greene King Finance PLC
5.32%, 09/15/31, GBP (d) (h)	365	557
High Street Funding Trust I
4.11%, 02/15/28	100	112
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (d) (e) (f)	1,300	1,620
5.88%, (100, 09/28/26), GBP (e) (f)	1,900	2,771
6.38%, (100, 09/17/24) (e) (f)	600	644
6.50%, (100, 03/23/28) (e) (f)	2,300	2,544
2.63%, 11/07/25 (f)	1,200	1,229
4.30%, 03/08/26	725	793
3.90%, 05/25/26 (f)	600	646
1.58%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (f)	500	513
4.29%, 09/12/26 (f)	900	971
4.04%, 03/13/28 (f)	200	216
3.00%, 07/22/28, GBP (f)	700	990
4.58%, 06/19/29 (f)	1,100	1,231
3.97%, 05/22/30	6,700	7,284
2.85%, 06/04/31 (f)	2,500	2,531
2.36%, 08/18/31 (f)	2,600	2,535
Imperial Brands Finance PLC
3.75%, 07/21/22 (b) (g)	900	910
3.50%, 02/11/23 - 07/26/26 (b) (g)	1,200	1,248
3.13%, 07/26/24 (b) (g)	500	517
India Green Power Holdings
4.00%, 02/22/27 (b)	2,800	2,808
ING Groep N.V.
4.25%, (100, 05/16/31) (e) (f)	1,600	1,506
5.75%, (100, 11/16/26) (e) (f)	400	430
6.88%, (100, 04/16/22) (d) (e) (f)	600	608
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,300	1,291
1.85%, 09/15/32	3,300	3,163
Intesa Sanpaolo S.p.A.
7.75%, (100, 01/11/27), EUR (d) (e) (f)	600	828
5.71%, 01/15/26 (b)	875	968
4.20%, 06/01/32 (b)	2,200	2,222
Itau Unibanco Holding S.A.
3.25%, 01/24/25 (b)	2,300	2,332
JAB Holdings B.V.
2.20%, 11/23/30 (b)	2,050	2,008
JPMorgan Chase & Co.
3.60%, (3 Month USD LIBOR + 3.47%), (100, 01/30/22) (a) (e)	537	536
4.00%, (100, 04/01/25) (c) (e)	4,700	4,727
4.60%, (100, 02/01/25) (e)	2,900	2,964
5.00%, (100, 08/01/24) (e)	700	723
5.15%, (100, 05/01/23) (e)	800	821
6.10%, (100, 10/01/24) (e)	900	956
3.56%, 04/23/24	235	243
3.22%, 03/01/25	1,380	1,435
2.30%, 10/15/25	2,800	2,864
3.78%, 02/01/28	7,000	7,585
2.74%, 10/15/30	11,100	11,395
1.95%, 02/04/32	1,800	1,733
3.16%, 04/22/42	2,500	2,603
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
KWG Group Holdings Limited
6.00%, 09/15/22 (d)	400	322
Lazard Group LLC
3.75%, 02/13/25	300	319
4.50%, 09/19/28	1,200	1,372
4.38%, 03/11/29	278	314
LeasePlan Corporation N.V.
2.88%, 10/24/24 (b)	5,300	5,464
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (c) (e) (f)	2,200	2,486
7.63%, (100, 06/27/23), GBP (d) (e) (f)	1,000	1,446
4.05%, 08/16/23 (f)	1,600	1,675
4.45%, 05/08/25 (f)	800	870
4.58%, 12/10/25 (f)	400	436
2.44%, 02/05/26 (f)	600	613
Mitsubishi UFJ Financial Group Inc
0.98%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	300	302
2.80%, 07/18/24	1,800	1,868
1.41%, 07/17/25	9,800	9,746
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (b)	700	708
Mizuho Financial Group Inc
1.05%, (3 Month USD LIBOR + 0.85%), 09/13/23 (a)	2,200	2,218
2.87%, 09/13/30	4,400	4,537
1.98%, 09/08/31	1,900	1,827
Moody's Corporation
2.00%, 08/19/31	700	682
3.25%, 05/20/50	1,000	1,057
Morgan Stanley
5.88%, (100, 09/15/26) (e)	1,000	1,127
0.78%, (3 Month CIDOR + 0.30%), 02/03/23, CAD (a)	2,200	1,741
1.79%, 02/13/32	1,500	1,421
2.24%, 07/21/32	4,000	3,914
3.22%, 04/22/42	5,600	5,873
2.80%, 01/25/52	2,400	2,351
Multibank, Inc.
4.38%, 11/09/22 (b)	200	204
Muthoot Finance Limited
4.40%, 09/02/23 (b)	2,300	2,349
Nasdaq, Inc.
2.50%, 12/21/40 (g)	1,500	1,385
Nationwide Building Society
10.25%, GBP (e)	535	1,379
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (b)	500	585
New York Life Insurance Company
4.45%, 05/15/69 (b)	600	768
Nippon Life Insurance Company of America
3.40%, 01/23/50 (b)	600	620
Nomura Holdings, Inc.
2.65%, 01/16/25	1,200	1,236
1.85%, 07/16/25	1,300	1,302
2.17%, 07/14/28	1,900	1,864
3.10%, 01/16/30	1,800	1,858
Nordea Bank Abp
3.75%, (100, 03/01/29) (b) (e) (f)	300	285
Nordea Bank ABP
6.63%, (100, 03/26/26) (b) (e)	300	341
Novatek Finance Designated Activity Company
4.42%, 12/13/22 (d)	500	513
Nuveen Finance, LLC
4.13%, 11/01/24 (b)	500	538
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (d)	100	15
1.50%, 10/01/53, DKK (d)	16,500	2,461
Ohio National Financial Services, Inc.
5.80%, 01/24/30 (b) (h)	3,100	3,476
Owl Rock Capital Corporation
2.88%, 06/11/28	900	884
Pacific LifeCorp
3.35%, 09/15/50 (b)	400	431
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,200	1,330
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (b)	600	609
Pine Street Trust I
4.57%, 02/15/29 (b)	1,600	1,806
Principal Financial Group, Inc.
3.70%, 05/15/29	100	110
Protective Life Corporation
4.30%, 09/30/28 (b)	1,000	1,133
3.40%, 01/15/30 (b)	700	745
Radian Group Inc.
6.63%, 03/15/25	500	554
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	652
Rio Oil Finance Trust
9.25%, 07/06/24 (d) (h)	230	246
9.25%, 07/06/24 (b) (h)	96	103
9.75%, 01/06/27 (b) (h)	137	158
8.20%, 04/06/28 (b)	557	630
Santander Holdings USA, Inc.
3.40%, 01/18/23	1,100	1,124
3.50%, 06/07/24	600	626
3.24%, 10/05/26	2,200	2,305
4.40%, 07/13/27	100	110
Santander UK Group Holdings PLC
7.38%, (100, 06/24/22), GBP (d) (e) (f)	295	408
4.80%, 11/15/24 (f)	532	565
4.75%, 09/15/25 (b)	600	655
1.53%, 08/21/26 (f)	2,100	2,065
SB Capital S.A.
6.13%, 02/07/22 (d)	1,500	1,502
5.13%, 10/29/22 (d)	5,100	5,189
5.25%, 05/23/23 (d)	600	618
SBL Holdings, LLC
5.13%, 11/13/26 (b)	700	762
Shriram Transport Finance Company Limited
5.95%, 10/24/22 (d)	900	913
5.10%, 07/16/23 (b)	1,900	1,941
SLM Corporation
4.20%, 10/29/25	500	524
SMBC Aviation Capital Finance Designated Activity Company
3.00%, 07/15/22 (b)	800	808
3.55%, 04/15/24 (b)	1,100	1,149
Societe Generale
1.49%, 12/14/26 (b)	900	877
Standard Chartered PLC
4.75%, (100, 01/14/31) (b) (e)	800	794
3.79%, 05/21/25 (b)	1,000	1,049
2.82%, 01/30/26 (b)	1,600	1,643
3.27%, 02/18/36 (b)	700	693
State Bank of India
3.25%, 01/24/22 (d)	700	701
State Street Corporation
5.63%, (100, 12/15/23) (e)	400	414
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (d) (e) (h)	630	986
Stifel Financial Corp.
4.00%, 05/15/30	900	991
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	3,900	3,881
3.04%, 07/16/29	4,300	4,494
2.13%, 07/08/30	2,700	2,643
Sumitomo Mitsui Trust Bank Ltd
1.05%, 09/12/25 (b)	1,700	1,661
SVB Financial Group
4.25%, (100, 11/15/26) (e)	2,600	2,627
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (b)	200	212
Synchrony Financial
3.95%, 12/01/27	2,900	3,122
Syngenta Finance N.V.
3.13%, 03/28/22	1,200	1,204

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
4.44%, 04/24/23 (b) (g)	200	207
4.89%, 04/24/25 (b) (g)	200	215
5.18%, 04/24/28 (b) (g)	2,100	2,365
Synovus Bank
2.29%, 02/10/23	4,500	4,504
The Bank of New York Mellon Corporation
4.70%, (100, 09/20/25) (e)	800	858
The Bank of Nova Scotia
4.90%, (100, 06/04/25) (e) (f)	500	537
The Blackstone Group Inc.
2.50%, 01/10/30 (b)	5,700	5,797
5.00%, 06/15/44 (b)	300	392
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (c) (e)	2,300	2,327
5.00%, (100, 12/01/27) (e)	900	944
5.38%, (100, 06/01/25) (e)	2,400	2,622
The Export-Import Bank of China
3.63%, 07/31/24 (b)	500	530
The Goldman Sachs Group, Inc.
3.50%, 01/23/25	600	633
1.09%, 12/09/26	800	779
1.89%, (3 Month USD LIBOR + 1.75%), 10/28/27 (a)	4,100	4,291
3.69%, 06/05/28	400	432
4.22%, 05/01/29	2,400	2,666
2.38%, 07/21/32	2,300	2,265
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	499
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (e)	1,500	1,469
2.55%, 01/22/30	3,100	3,196
The Royal Bank of Scotland Group Public Limited Company
2.00%, 03/08/23, EUR	200	229
1.77%, (3 Month USD LIBOR + 1.55%), 06/25/24 (a) (f)	1,801	1,828
4.52%, 06/25/24 (f)	1,100	1,148
4.27%, 03/22/25 (f)	1,400	1,482
1.75%, 03/02/26, EUR (d)	600	712
5.08%, 01/27/30 (f)	200	232
Truist Financial Corporation
5.10%, (100, 03/01/30) (e)	1,400	1,574
UBS AG
7.63%, 08/17/22	2,403	2,498
5.13%, 05/15/24 (d)	900	963
UBS Group AG
4.38%, (100, 02/10/31) (b) (e)	2,600	2,563
3.13%, 08/13/30 (b) (f)	400	418
2.10%, 02/11/32 (b)	1,600	1,548
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (b) (f)	250	270
UBS Group Funding (Switzerland) AG
3.49%, 05/23/23 (b)	2,600	2,627
UniCredit S.p.A.
7.50%, (100, 06/03/26), EUR (d) (e)	1,400	1,871
6.57%, 01/14/22 (b)	500	501
7.83%, 12/04/23 (b)	1,200	1,337
7.30%, 04/02/34 (b) (f)	2,500	2,984
Virgin Money UK PLC
4.00%, 09/03/27, GBP (d)	900	1,309
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (b)	1,900	1,862
Wells Fargo & Company
3.55%, 09/29/25	900	963
2.16%, 02/11/26	6,600	6,709
3.20%, 06/17/27	800	844
3.58%, 05/22/28	4,800	5,163
2.39%, 06/02/28	7,200	7,319
Willis North America Inc.
2.95%, 09/15/29	5,500	5,642
Woodside Finance Limited
3.65%, 03/05/25 (b)	600	631
4.50%, 03/04/29 (b)	2,000	2,235
XLIT Ltd
4.45%, 03/31/25	400	434
		548,751
Utilities 7.5%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	4,100	4,056
Adani Transmission Limited
4.00%, 08/03/26 (d)	500	526
Ameren Illinois Company
3.25%, 03/15/50	300	319
American Electric Power Company, Inc.
1.00%, 11/01/25	2,000	1,955
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,652
3.50%, 12/01/49	400	418
2.65%, 09/15/50	700	635
Atmos Energy Corporation
1.50%, 01/15/31	1,500	1,407
Black Hills Corporation
2.50%, 06/15/30	1,400	1,391
Cameron LNG, LLC
3.40%, 01/15/38 (b)	1,300	1,350
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,901
CenterPoint Energy, Inc.
2.50%, 09/01/24	700	719
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30 (b)	1,800	1,782
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,347
Dominion Energy Gas Holdings, LLC
2.50%, 11/15/24	600	620
Dominion Energy, Inc.
2.25%, 08/15/31	900	881
DTE Electric Company
2.25%, 03/01/30	1,400	1,406
Duke Energy Florida, LLC
2.40%, 12/15/31	3,400	3,443
3.00%, 12/15/51	2,000	2,035
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	1,200	1,274
Edison International
5.00%, (100, 12/15/26) (e)	800	816
Enel Finance International N.V.
2.88%, 07/12/41 (b)	1,600	1,536
Entergy Corporation
1.90%, 06/15/28	2,600	2,550
2.80%, 06/15/30	2,600	2,636
Entergy Texas, Inc.
1.75%, 03/15/31	700	659
Essential Utilities, Inc.
2.40%, 05/01/31	2,300	2,285
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	1,000
Eversource Energy
3.45%, 01/15/50	2,400	2,536
Exelon Corporation
3.95%, 06/15/25	500	535
4.45%, 04/15/46	200	241
Georgia Power Company
3.70%, 01/30/50	400	428
3.25%, 03/15/51	2,300	2,319
Ipalco Enterprises Inc
3.70%, 09/01/24	503	527
ITC Holdings Corp.
2.95%, 05/14/30 (b)	2,500	2,565
MidAmerican Energy Company
2.70%, 08/01/52	5,000	4,895
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (b)	1,300	1,432
Mississippi Power Company
3.95%, 03/30/28	2,600	2,855
Monongahela Power Company
5.40%, 12/15/43 (b)	106	137

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
National Fuel Gas Company
2.95%, 03/01/31 (g)	300	302
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,616
Nevada Power Company
2.40%, 05/01/30	1,200	1,209
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/29	500	539
2.75%, 11/01/29	2,800	2,888
5.65%, 05/01/79	800	908
NiSource Inc.
2.95%, 09/01/29	700	724
Pacific Gas And Electric Company
3.25%, 06/15/23 - 06/01/31	2,200	2,219
3.45%, 07/01/25	450	466
3.15%, 01/01/26	1,200	1,227
3.30%, 03/15/27 - 08/01/40	5,300	5,199
3.75%, 07/01/28	250	260
4.65%, 08/01/28	200	216
4.55%, 07/01/30	2,300	2,493
2.50%, 02/01/31	1,800	1,715
4.60%, 06/15/43	600	619
4.30%, 03/15/45	200	202
4.25%, 03/15/46	1,200	1,208
4.95%, 07/01/50	500	549
PECO Energy Company
3.00%, 09/15/49	800	816
Perusahaan Listrik Negara, PT
3.00%, 06/30/30 (b)	1,100	1,091
Public Service Company of Oklahoma
3.15%, 08/15/51	2,000	2,029
Puget Energy, Inc.
4.10%, 06/15/30	900	975
ReNew Power Private Limited
5.88%, 03/05/27 (b)	700	728
San Diego Gas & Electric Company
1.70%, 10/01/30	4,200	4,029
4.10%, 06/15/49	200	236
Sempra Energy
3.40%, 02/01/28	800	852
4.13%, 04/01/52	400	404
Southern California Edison Company
0.69%, (SOFR + 0.64%), 04/03/23 (a)	2,900	2,901
0.88%, (SOFR + 0.83%), 04/01/24 (a)	2,600	2,603
3.70%, 08/01/25	1,100	1,173
6.05%, 03/15/39	400	528
3.60%, 02/01/45	400	415
4.00%, 04/01/47	1,100	1,216
4.13%, 03/01/48	5,000	5,634
Southern California Gas Company
2.55%, 02/01/30	1,600	1,644
Southern Company Gas Capital Corporation
3.25%, 06/15/26	2,700	2,851
State Grid Overseas Investment Limited
1.63%, 08/05/30 (d)	600	571
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,315
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	2,870	3,055
The East Ohio Gas Company
2.00%, 06/15/30 (b)	600	582
The Narragansett Electric Company
3.40%, 04/09/30 (b)	700	748
The Southern Company
2.95%, 07/01/23	200	205
4.25%, 07/01/36	400	451
5.50%, 03/15/57	200	200
WEC Energy Group Inc.
1.38%, 10/15/27	1,200	1,158
		123,038
Real Estate 7.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	576
2.75%, 12/15/29	2,600	2,685
3.00%, 05/18/51	1,100	1,093
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,664
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,330
American Tower Corporation
3.00%, 06/15/23	600	617
2.95%, 01/15/25 - 01/15/51	2,400	2,432
4.00%, 06/01/25	1,000	1,071
2.75%, 01/15/27	1,900	1,960
3.13%, 01/15/27	400	419
2.90%, 01/15/30	3,900	3,996
1.88%, 10/15/30	1,600	1,512
3.70%, 10/15/49	2,100	2,250
Boston Properties Limited Partnership
2.90%, 03/15/30	300	306
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	753
CIFI Holdings (Group) Co. Ltd.
6.00%, 07/16/25 (d)	400	390
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	760
Corporate Office Properties Trust
2.25%, 03/15/26	400	404
Country Garden Holdings Company Limited
3.13%, 10/22/25 (d)	1,000	886
Crown Castle International Corp.
3.80%, 02/15/28	900	979
4.30%, 02/15/29	1,800	2,011
2.25%, 01/15/31	3,800	3,696
4.00%, 11/15/49	1,501	1,660
4.15%, 07/01/50	1,100	1,245
Duke Realty Limited Partnership
3.05%, 03/01/50	1,600	1,590
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	1,058
4.75%, 12/15/26	200	214
Equinix, Inc.
2.63%, 11/18/24	600	619
3.20%, 11/18/29	600	630
2.15%, 07/15/30	1,700	1,654
Essex Portfolio, L.P.
2.65%, 03/15/32	1,500	1,511
Federal Realty Investment Trust
1.25%, 02/15/26	1,200	1,177
Fideicomiso Fibra Uno
6.95%, 01/30/44 (b)	1,000	1,230
GLP Financing, LLC
3.35%, 09/01/24	400	415
5.25%, 06/01/25	400	439
5.75%, 06/01/28	300	346
5.30%, 01/15/29	700	794
4.00%, 01/15/31	2,400	2,563
Goodman HK Finance
4.38%, 06/19/24 (d)	300	318
Highwoods Realty Limited Partnership
4.20%, 04/15/29	700	776
3.05%, 02/15/30	400	413
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	209
4.00%, 06/15/25	300	318
4.50%, 02/01/26 (c)	100	108
3.50%, 09/15/30 (g)	3,400	3,491
Hudson Pacific Properties, L.P.
3.25%, 01/15/30	2,100	2,190
Kaisa Group Holdings Ltd.
0.00%, 04/09/22 - 06/30/24 (d) (i) (j)	6,500	1,700
0.00%, 06/30/22 (d) (i) (j)	800	212
Kilroy Realty, L.P.
4.38%, 10/01/25	300	326
3.05%, 02/15/30	7,300	7,562
KWG Group Holdings Limited
7.88%, 09/01/23 (d)	600	456
5.88%, 11/10/24 (d)	200	145

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Life Storage LP
2.20%, 10/15/30	1,000	983
Longfor Group Holdings Limited
3.95%, 09/16/29 (d)	1,000	1,029
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	400	454
3.88%, 02/15/29 (b)	2,500	2,637
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	52
3.95%, 03/15/29	600	671
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (b)	900	971
MPT Operating Partnership, L.P.
3.50%, 03/15/31	1,800	1,823
National Health Investors, Inc.
3.00%, 02/01/31	900	868
Newmark Group, Inc.
6.13%, 11/15/23 (g)	700	750
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	165	172
3.25%, 04/15/33	3,600	3,526
Physicians Realty L.P.
4.30%, 03/15/27	995	1,105
3.95%, 01/15/28	200	219
ProLogis, L.P.
2.25%, 04/15/30	800	805
PulteGroup, Inc.
5.00%, 01/15/27	300	343
Realty Income Corporation
4.88%, 06/01/26	2,600	2,931
3.95%, 08/15/27	400	444
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	102
Regency Centers, L.P.
2.95%, 09/15/29	300	311
3.70%, 06/15/30	900	982
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	858
SBA Communications Corporation
3.88%, 02/15/27	1,500	1,549
3.13%, 02/01/29 (b)	300	289
Seazen Group Limited
6.00%, 08/12/24 (d)	2,300	1,949
Service Properties Trust
4.50%, 06/15/23	200	200
4.95%, 02/15/27	300	291
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	508
Spirit Realty, L.P.
4.45%, 09/15/26	200	220
4.00%, 07/15/29	500	549
3.20%, 02/15/31	600	622
Store Capital Corporation
2.75%, 11/18/30	900	898
Sunac China Holdings Limited
6.50%, 07/09/23 (d)	1,400	903
6.65%, 08/03/24 (d)	400	254
UDR, Inc.
3.00%, 08/15/31	2,700	2,812
Vanke Real Estate (Hong Kong) Company Limited
4.20%, 06/07/24 (d)	800	831
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	1,021
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,066
Weyerhaeuser Company
7.13%, 07/15/23	1,100	1,197
8.50%, 01/15/25	500	601
4.00%, 11/15/29 - 04/15/30	6,100	6,814
7.38%, 03/15/32	1,600	2,252
Yango Justice International Limited
9.25%, 04/15/23 (d)	400	102
7.50%, 04/15/24 (d)	200	50
Yanlord Land (HK) Co., Limited
6.80%, 02/27/24 (d)	600	607
		115,780
Consumer Discretionary 6.9%
7-Eleven, Inc.
0.63%, 02/10/23 (b)	11,100	11,055
Alibaba Group Holding Limited
3.60%, 11/28/24	300	316
2.13%, 02/09/31	3,600	3,477
Amazon.com, Inc.
5.20%, 12/03/25	100	114
Aptiv PLC
4.35%, 03/15/29	800	908
Azul Investments LLP
5.88%, 10/26/24 (b)	100	93
Bacardi Limited
2.75%, 07/15/26 (b)	300	309
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/27 (b) (k)	200	198
Carnival Corporation
4.00%, 08/01/28 (b)	1,700	1,688
Colt Merger Sub, Inc.
5.75%, 07/01/25 (b)	300	314
Daimler Trucks Finance North America LLC
0.80%, (SOFR + 0.75%), 12/13/24 (a) (b)	4,700	4,704
eBay Inc.
1.90%, 03/11/25	1,200	1,214
Eldorado Resorts, Inc.
6.25%, 07/01/25 (b)	700	735
Expedia Group, Inc.
6.25%, 05/01/25 (b)	1,603	1,809
2.95%, 03/15/31 (g)	1,650	1,654
Ferguson Finance PLC
3.25%, 06/02/30 (b)	400	420
Hasbro, Inc.
3.55%, 11/19/26	4,400	4,725
Hilton Domestic Operating Company Inc.
3.75%, 05/01/29 (b)	650	655
4.00%, 05/01/31 (b)	1,350	1,383
3.63%, 02/15/32 (b)	400	398
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (b)	200	205
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	413
Hyatt Hotels Corporation
1.10%, (SOFR + 1.05%), 10/01/23 (a)	800	802
5.38%, 04/23/25 (g) (h)	2,450	2,725
5.75%, 04/23/30 (g) (h)	500	597
Hyundai Capital America
1.15%, 11/10/22 (b)	1,300	1,301
2.00%, 06/15/28 (b)	1,600	1,554
Las Vegas Sands Corp.
3.20%, 08/08/24	6,800	6,906
2.90%, 06/25/25	200	200
3.50%, 08/18/26	800	810
Marriott International, Inc.
5.75%, 05/01/25 (g)	211	238
4.63%, 06/15/30 (g)	200	226
3.50%, 10/15/32 (g)	1,900	1,991
McDonald's Corporation
3.63%, 09/01/49	400	443
MCE Finance Limited
5.25%, 04/26/26 (b)	500	495
5.63%, 07/17/27 (b)	200	198
5.75%, 07/21/28 (b)	3,200	3,136
5.38%, 12/04/29 (b)	2,100	2,032
MGM China Holdings Limited
5.38%, 05/15/24 (b)	300	299
5.25%, 06/18/25 (b)	800	796
5.88%, 05/15/26 (b)	1,700	1,708
MGM Resorts International
5.50%, 04/15/27	66	71
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (b)	4,500	4,390

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
2.45%, 09/15/28 (b)	200	195
Nissan Motor Acceptance Corporation
2.65%, 07/13/22 (b)	2,705	2,724
2.60%, 09/28/22 (b)	2,050	2,072
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	1,100	1,130
4.35%, 09/17/27 (b)	2,100	2,265
4.81%, 09/17/30 (b)	600	671
NVR, Inc.
3.00%, 05/15/30	4,400	4,575
PetSmart, Inc.
4.75%, 02/15/28 (b)	450	463
Prosus N.V.
3.68%, 01/21/30 (b)	1,100	1,134
QVC, Inc.
4.38%, 03/15/23	900	930
4.85%, 04/01/24	200	213
Sands China Ltd.
5.13%, 08/08/25 (g)	5,200	5,431
3.80%, 01/08/26 (g)	800	805
2.30%, 03/08/27 (b) (g)	700	659
5.40%, 08/08/28 (g)	900	972
2.85%, 03/08/29 (b) (g)	1,000	945
3.25%, 08/08/31 (b) (g)	1,000	944
SES
3.60%, 04/04/23 (b)	2,007	2,067
Station Casinos LLC
4.50%, 02/15/28 (b)	300	303
Stellantis Finance US Inc.
2.69%, 09/15/31 (b)	1,300	1,283
Studio City Finance Limited
6.50%, 01/15/28 (b)	1,100	1,062
5.00%, 01/15/29 (b)	1,900	1,710
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (b)	1,900	2,000
Wyndham Destinations, Inc.
4.63%, 03/01/30 (b)	1,000	1,005
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b)	900	919
Wynn Macau, Limited
4.88%, 10/01/24 (b)	400	377
5.50%, 01/15/26 - 10/01/27 (d)	1,200	1,117
5.50%, 01/15/26 - 10/01/27 (b)	3,900	3,631
5.63%, 08/26/28 (b)	4,000	3,682
		112,989
Communication Services 6.9%
Activision Blizzard, Inc.
3.40%, 09/15/26	900	963
Altice Financing S.A.
2.25%, 01/15/25, EUR (b)	300	333
AMC Networks, Inc.
4.25%, 02/15/29 (c)	2,200	2,191
AT&T Inc.
2.75%, 06/01/31	5,100	5,206
2.55%, 12/01/33	1,785	1,748
3.50%, 06/01/41	5,900	6,066
3.80%, 12/01/57	602	627
3.65%, 09/15/59	2,681	2,714
Baidu, Inc.
4.38%, 05/14/24	200	213
1.72%, 04/09/26	1,000	987
4.88%, 11/14/28	1,100	1,262
CC Holdings GS V LLC
3.85%, 04/15/23	200	207
CCO Holdings, LLC
4.50%, 05/01/32	1,100	1,134
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,594
3.75%, 02/15/28	300	321
5.05%, 03/30/29	100	115
2.80%, 04/01/31	200	199
3.50%, 03/01/42	3,600	3,493
5.38%, 05/01/47	400	478
5.75%, 04/01/48	300	375
4.80%, 03/01/50	2,000	2,241
3.85%, 04/01/61	4,800	4,527
Comcast Corporation
3.30%, 02/01/27	400	430
3.75%, 04/01/40	5,800	6,491
3.40%, 07/15/46	1,200	1,269
4.00%, 11/01/49	300	346
2.80%, 01/15/51	1,750	1,679
2.94%, 11/01/56 (b)	6,757	6,464
2.99%, 11/01/63 (b)	528	501
Cox Communications, Inc.
3.15%, 08/15/24 (b)	276	288
Diamond Sports Group, LLC
5.38%, 08/15/26 (b)	600	299
Discovery Communications, LLC
3.45%, 03/15/25	100	105
DISH DBS Corporation
5.25%, 12/01/26 (b)	1,200	1,219
Electronic Arts Inc.
1.85%, 02/15/31	4,800	4,599
Expedia Group, Inc.
3.80%, 02/15/28	500	535
Globo Comunicacao e Participacoes S.A.
4.88%, 01/22/30 (b)	2,000	1,944
Level 3 Financing, Inc.
3.88%, 11/15/29 (b)	1,300	1,326
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (b)	1,700	1,861
Midas Opco Holdings LLC
5.63%, 08/15/29 (b)	1,100	1,126
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (b)	200	209
NBN Co Limited
2.63%, 05/05/31 (b)	3,900	3,920
Netflix, Inc.
4.63%, 05/15/29, EUR (d)	1,600	2,271
3.88%, 11/15/29, EUR (d)	1,400	1,921
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (k)	400	350
RELX Capital Inc.
3.50%, 03/16/23	200	206
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,629
4.50%, 09/15/42	300	326
Sprint Corporation
7.13%, 06/15/24	200	225
Tencent Holdings Limited
3.60%, 01/19/28 (d)	200	213
3.98%, 04/11/29 (b)	3,400	3,704
3.98%, 04/11/29 (d)	900	980
2.39%, 06/03/30 (d)	900	882
3.24%, 06/03/50 (b)	1,100	1,039
Tencent Music Entertainment Group
2.00%, 09/03/30	500	469
The Interpublic Group of Companies, Inc.
3.38%, 03/01/41	2,600	2,670
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	146
T-Mobile USA, Inc.
1.50%, 02/15/26	2,800	2,771
2.55%, 02/15/31	5,000	4,977
3.30%, 02/15/51	3,500	3,420
Verizon Communications Inc.
0.84%, (SOFR + 0.79%), 03/20/26 (a)	9,600	9,703
2.10%, 03/22/28	500	501
2.85%, 09/03/41	900	889
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (d)	300	401
Vodafone Group Public Limited Company
7.00%, 04/04/79	200	242
Xiaomi Best Time International Limited
2.88%, 07/14/31 (b)	600	589
		112,129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Industrials 6.2%
3M Company
3.25%, 08/26/49	1,800	1,958
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (b)	800	858
Air Canada
3.88%, 08/15/26 (b)	500	511
Aircastle Limited
2.85%, 01/26/28 (b)	2,200	2,213
Allegion Public Limited Company
3.50%, 10/01/29	500	531
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	415
3.55%, 10/01/27	100	106
Amcor Finance (USA), Inc.
3.63%, 04/28/26	400	426
BAE Systems PLC
3.40%, 04/15/30 (b)	300	319
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,600
BOC Aviation Limited
2.75%, 09/18/22 (b)	400	404
3.50%, 10/10/24 (b)	2,300	2,411
Boise Cascade Company
4.88%, 07/01/30 (b)	300	316
Bombardier Inc.
7.13%, 06/15/26 (b)	900	935
6.00%, 02/15/28 (b)	1,100	1,103
Builders FirstSource, Inc.
6.75%, 06/01/27 (b)	2,836	2,990
5.00%, 03/01/30 (b)	500	537
Carrier Global Corporation
2.24%, 02/15/25	2,000	2,043
CoStar Group, Inc.
2.80%, 07/15/30 (b)	1,100	1,102
Crown Americas LLC
4.75%, 02/01/26	100	103
Delta Air Lines, Inc.
2.90%, 10/28/24	2,350	2,396
7.00%, 05/01/25 (b)	1,960	2,246
7.38%, 01/15/26 (c)	1,601	1,880
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (b)	3,300	3,414
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29	800	847
GATX Corporation
3.50%, 03/15/28	500	536
General Electric Company
3.53%, (3 Month USD LIBOR + 3.33%), (100, 03/15/22) (a) (e)	2,700	2,676
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	300	318
4.20%, 05/01/30	200	223
Kansas City Southern
3.00%, 05/15/23	200	205
3.13%, 06/01/26	500	526
3.50%, 05/01/50	1,200	1,282
Massachusetts Institute of Technology
4.68%, 07/01/14	200	299
Norfolk Southern Corporation
4.15%, 02/28/48	400	477
Otis Worldwide Corporation
2.06%, 04/05/25	2,500	2,548
Park Aerospace Holdings Limited
4.50%, 03/15/23 (b)	260	268
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	1,000	1,062
Quanta Services, Inc.
2.90%, 10/01/30	900	919
3.05%, 10/01/41	1,500	1,468
Rolls-Royce Group PLC
3.38%, 06/18/26, GBP (d)	800	1,084
1.63%, 05/09/28, EUR (d)	300	326
Rolls-Royce Plc
5.75%, 10/15/27 (b)	1,600	1,768
SF Holding Investment Limited
2.88%, 02/20/30 (d)	800	794
Southwest Airlines Co.
5.25%, 05/04/25	2,856	3,173
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,000	1,009
4.60%, 06/15/28	3,300	3,308
Standard Industries Inc.
5.00%, 02/15/27 (b)	200	206
4.38%, 07/15/30 (b)	300	306
3.38%, 01/15/31 (b)	1,000	960
Textron Inc.
3.38%, 03/01/28	3,000	3,171
The Boeing Company
2.20%, 02/04/26 (g)	2,500	2,499
3.25%, 02/01/28	2,300	2,398
2.95%, 02/01/30	300	304
3.60%, 05/01/34	1,800	1,881
5.93%, 05/01/60 (g)	10,000	13,871
Triumph Group, Inc.
6.25%, 09/15/24 (b)	300	302
Union Pacific Corporation
3.95%, 08/15/59	300	357
3.75%, 02/05/70	300	344
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	548
Weir Group PLC(The)
2.20%, 05/13/26 (b)	2,400	2,381
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g)	8,000	8,352
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,154
4.75%, 08/01/28	400	463
4.25%, 05/01/29	2,100	2,379
		100,809
Energy 6.1%
Aker BP ASA
3.75%, 01/15/30 (b)	2,200	2,330
4.00%, 01/15/31 (b)	3,500	3,791
APT Pipelines Limited
4.20%, 03/23/25 (b)	500	535
Azure Power Solar Energy Private Limited
5.65%, 12/24/24 (b)	600	630
BP Capital Markets America Inc.
4.23%, 11/06/28	1,600	1,809
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,201
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	719
5.13%, 06/30/27	6,100	6,892
3.70%, 11/15/29	800	856
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	1,900	1,996
DCP Midstream Operating, LP
5.63%, 07/15/27	300	341
Devon Energy Corporation
4.50%, 01/15/30	842	904
El Paso LLC
7.75%, 01/15/32	200	281
Enable Midstream Partners, LP
4.40%, 03/15/27	800	865
4.95%, 05/15/28	500	555
5.00%, 05/15/44 (h)	595	645
Enbridge Inc.
0.66%, (3 Month USD LIBOR + 0.50%), 02/18/22 (a)	3,300	3,302
0.45%, (SOFR + 0.40%), 02/17/23 (a)	1,900	1,901
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (b)	500	533
Energy Transfer LP
4.25%, 03/15/23	200	206
4.20%, 04/15/27	1,200	1,299
5.50%, 06/01/27	2,472	2,825

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
4.90%, 03/15/35	554	628
7.50%, 07/01/38	200	277
6.05%, 06/01/41	1,300	1,613
6.50%, 02/01/42	100	129
6.25%, 04/15/49	600	785
Enterprise Products Operating LLC
3.20%, 02/15/52	2,300	2,261
4.88%, 08/16/77 (a)	500	466
EQM Midstream Partners, LP
4.00%, 08/01/24	500	520
4.13%, 12/01/26	100	103
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (b)	1,000	1,004
Gaz Capital S.A.
6.51%, 03/07/22 (d)	500	504
3.13%, 11/17/23, EUR (b)	400	474
2.95%, 01/24/24, EUR (d)	1,600	1,895
2.25%, 11/22/24, EUR (d)	200	234
4.95%, 03/23/27 (d)	600	648
Gaz Finance PLC
3.00%, 06/29/27 (d)	1,500	1,472
2.95%, 01/27/29 (b)	1,800	1,720
3.25%, 02/25/30 (d)	1,000	965
3.25%, 02/25/30 (b)	1,800	1,737
GPN Capital S.A.
4.38%, 09/19/22 (d)	300	305
6.00%, 11/27/23 (d)	500	535
Greenko Dutch B.V.
3.85%, 03/29/26 (b)	788	796
Greenko Solar (Mauritius) Limited
5.95%, 07/29/26 (d)	1,100	1,171
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	2,687	2,642
Hess Corporation
7.30%, 08/15/31	65	87
Kinder Morgan, Inc.
1.40%, (3 Month USD LIBOR + 1.28%), 01/15/23 (a)	1,300	1,314
Lundin Energy Finance B.V.
3.10%, 07/15/31 (b)	1,200	1,213
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (b)	600	603
3.90%, 04/01/24 (b)	3,300	3,423
4.63%, 04/01/29 (b)	500	539
MPLX LP
4.50%, 04/15/38	200	224
5.20%, 12/01/47	1,638	2,005
4.90%, 04/15/58	300	349
Occidental Petroleum Corporation
6.95%, 07/01/24	300	334
4.40%, 08/15/49	600	610
Ocyan S/A
0.00%, (100, 02/14/22) (b) (e) (l)	89	—
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (d)	8	8
7.35%, 12/01/26 (b) (k)	149	82
7.72%, 12/01/26 (d) (k)	166	33
ONEOK Partners, L.P.
4.90%, 03/15/25	1,000	1,091
6.85%, 10/15/37	200	268
6.20%, 09/15/43	500	645
ONEOK, Inc.
4.00%, 07/13/27	300	324
4.35%, 03/15/29	2,500	2,746
6.35%, 01/15/31	2,800	3,530
Petrobras Global Finance B.V.
5.09%, 01/15/30	1,478	1,537
5.60%, 01/03/31	1,300	1,384
Petróleos Mexicanos
6.75%, 09/21/47	1,032	916
Phillips 66
0.90%, 02/15/24	1,300	1,292
Phillips 66 Partners LP
3.15%, 12/15/29	900	932
Pioneer Natural Resources Company
4.45%, 01/15/26	400	438
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	203
3.60%, 11/01/24	100	105
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (b)	229	259
Regency Energy Partners LP
5.00%, 10/01/22	100	102
Rockies Express Pipeline LLC
4.80%, 05/15/30 (b)	2,200	2,303
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	800	837
5.75%, 05/15/24	1,510	1,643
5.88%, 06/30/26	1,200	1,377
Saudi Arabian Oil Company
2.25%, 11/24/30 (b)	200	195
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (b)	5,100	5,182
Terraform Power Operating, LLC
4.25%, 01/31/23 (b)	100	102
TransCanada PipeLines Limited
4.63%, 03/01/34	800	941
TransCanada Trust
5.30%, 03/15/77	875	907
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	877
3.25%, 05/15/30	700	737
4.60%, 03/15/48	990	1,204
Transocean Guardian Limited
5.88%, 01/15/24 (b)	194	186
Transocean Pontus Limited
6.13%, 08/01/25 (b)	67	65
		100,452
Information Technology 5.6%
Apple Inc.
2.80%, 02/08/61	2,200	2,190
Arrow Electronics, Inc.
3.25%, 09/08/24	600	625
Broadcom Inc.
4.11%, 09/15/28	1,388	1,527
4.15%, 11/15/30	5,691	6,318
2.45%, 02/15/31 (b)	1,900	1,859
4.30%, 11/15/32	2,900	3,262
3.47%, 04/15/34 (b)	1,996	2,085
3.14%, 11/15/35 (b)	1,622	1,630
3.19%, 11/15/36 (b)	1,109	1,110
CDW Finance Corporation
3.57%, 12/01/31	1,400	1,456
Citrix Systems, Inc.
1.25%, 03/01/26	1,700	1,656
4.50%, 12/01/27	1,800	1,954
3.30%, 03/01/30	1,000	1,012
Dell International L.L.C.
5.45%, 06/15/23 (g)	2,087	2,204
4.00%, 07/15/24 (g)	1,200	1,274
6.02%, 06/15/26 (g)	2,900	3,361
4.90%, 10/01/26 (g)	1,800	2,029
Fidelity National Information Services, Inc.
2.25%, 03/01/31	2,600	2,543
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,175
3.50%, 07/01/29	2,600	2,796
Flex Ltd.
5.00%, 02/15/23	100	104
4.75%, 06/15/25	1,400	1,532
4.88%, 06/15/29 - 05/12/30	700	796
Global Payments Inc.
2.90%, 05/15/30	500	509
4.15%, 08/15/49	500	576
Infor, Inc.
1.75%, 07/15/25 (b)	800	796
Leidos, Inc.
4.38%, 05/15/30 (g)	300	335

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
2.30%, 02/15/31 (g)	1,900	1,824
Lenovo Group Limited
5.88%, 04/24/25 (d)	200	220
3.42%, 11/02/30 (b)	2,000	2,030
Marvell Technology, Inc.
4.20%, 06/22/23	500	521
Micron Technology, Inc.
4.19%, 02/15/27	2,900	3,181
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,485
NXP B.V.
4.88%, 03/01/24 (b)	200	215
2.70%, 05/01/25 (b)	1,300	1,340
3.40%, 05/01/30 (b)	2,400	2,561
Oracle Corporation
2.30%, 03/25/28	9,300	9,232
4.00%, 07/15/46 - 11/15/47	1,300	1,351
3.60%, 04/01/50	900	882
Paypal Holdings, Inc.
3.25%, 06/01/50	1,100	1,180
Seagate HDD Cayman
4.13%, 01/15/31	600	624
ServiceNow, Inc.
1.40%, 09/01/30	1,200	1,117
Sunny Optical Technology (Group) Company Limited
3.75%, 01/23/23 (d)	1,400	1,431
TD SYNNEX Corporation
1.75%, 08/09/26 (b) (g)	5,200	5,077
VeriSign, Inc.
2.70%, 06/15/31	600	604
VMware, Inc.
4.50%, 05/15/25 (g)	1,800	1,963
3.90%, 08/21/27	1,800	1,965
4.70%, 05/15/30 (g)	3,100	3,609
Western Digital Corporation
4.75%, 02/15/26	500	548
		91,674
Health Care 3.6%
AbbVie Inc.
2.60%, 11/21/24	500	519
4.50%, 05/14/35	2,900	3,468
4.40%, 11/06/42	2,581	3,101
Adventist Health System/Sunbelt, Inc.
2.95%, 03/01/29	1,000	1,046
Alcon Finance Corporation
2.60%, 05/27/30 (b)	700	708
Amgen Inc.
2.60%, 08/19/26	700	730
Anthem, Inc.
4.10%, 03/01/28	600	667
AstraZeneca Finance LLC
1.20%, 05/28/26	1,600	1,580
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	432
Bausch Health Companies Inc.
9.25%, 04/01/26 (b)	700	743
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,792
Boston Scientific Corporation
3.38%, 05/15/22	387	390
3.75%, 03/01/26	700	753
4.00%, 03/01/29	600	666
4.70%, 03/01/49	4,500	5,707
Bristol-Myers Squibb Company
3.40%, 07/26/29	1,300	1,422
4.35%, 11/15/47	200	248
4.55%, 02/20/48	100	128
Centene Corporation
4.25%, 12/15/27	600	627
2.45%, 07/15/28	1,100	1,088
CommonSpirit Health
2.76%, 10/01/24	500	516
Community Health Systems, Inc.
6.63%, 02/15/25 (b)	900	932
5.63%, 03/15/27 (b)	200	212
6.00%, 01/15/29 (b)	100	107
4.75%, 02/15/31 (b)	200	202
CVS Health Corporation
4.30%, 03/25/28	1,796	2,016
3.25%, 08/15/29	1,600	1,707
7.51%, 01/10/32 (b)	45	57
4.70%, 01/10/36 (b)	751	835
2.70%, 08/21/40	300	288
DaVita Inc.
4.63%, 06/01/30 (b)	300	308
Fresenius Medical Care
4.75%, 10/15/24 (b)	700	755
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/31 (b)	200	192
HCA Inc.
5.25%, 06/15/26	300	337
4.50%, 02/15/27	2,116	2,334
5.50%, 06/15/47	900	1,184
Humana Inc.
3.95%, 08/15/49	400	459
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	806
Laboratory Corporation of America Holdings
3.60%, 02/01/25	900	950
Mylan N.V.
3.95%, 06/15/26	2,700	2,913
Perrigo Finance Unlimited Company
3.90%, 06/15/30 (g) (h)	1,100	1,116
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,400	1,322
Royalty Pharma PLC
1.20%, 09/02/25	2,000	1,963
Smith & Nephew PLC
2.03%, 10/14/30	900	869
Stryker Corporation
1.15%, 06/15/25	1,500	1,488
3.50%, 03/15/26	475	510
2.90%, 06/15/50	300	303
Syneos Health, Inc.
3.63%, 01/15/29 (b)	1,300	1,282
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	3,600	3,510
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	1,100	1,142
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	886
Zoetis Inc.
4.50%, 11/13/25	200	220
3.00%, 09/12/27	300	317
		58,853
Consumer Staples 1.6%
Adecoagro S.A.
6.00%, 09/21/27 (d)	200	206
Ashtead Capital, Inc.
4.00%, 05/01/28 (b)	400	418
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,619
Bacardi Limited
4.45%, 05/15/25 (b)	2,100	2,275
Barry Callebaut Services
5.50%, 06/15/23 (b) (g)	900	959
BAT Capital Corp.
3.56%, 08/15/27	400	420
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (b)	1,800	2,344
BRF S.A.
4.88%, 01/24/30 (d)	1,100	1,112
Campbell Soup Company
3.65%, 03/15/23 (c)	286	295
2.38%, 04/24/30	600	597
China Mengniu Dairy Company Limited
2.50%, 06/17/30 (d)	900	893

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Chobani, LLC
4.63%, 11/15/28 (b)	200	206
Cielo USA Inc.
3.75%, 11/16/22 (b)	600	606
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,318
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,170
3.70%, 12/06/26	100	108
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,780
General Mills, Inc.
3.00%, 02/01/51	100	100
Kraft Heinz Foods Company
0.97%, (3 Month USD LIBOR + 0.82%), 08/10/22 (a)	1,400	1,394
Mondelez International, Inc.
2.63%, 09/04/50	700	655
RELX Capital Inc.
3.00%, 05/22/30	100	105
Sigma Holdco B.V.
7.88%, 05/15/26 (b)	2,300	2,222
Suntory Holdings Limited
2.25%, 10/16/24 (b)	1,300	1,326
Tesco PLC
6.13%, 02/24/22, GBP	50	68
The Coca-Cola Company
2.50%, 06/01/40	200	201
The J. M. Smucker Company
3.50%, 03/15/25	100	106
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (b)	950	941
		26,444
Materials 0.8%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	1,000	1,006
CF Industries, Inc.
5.15%, 03/15/34	300	363
CSN Islands XII Corp
6.75%, 01/28/28 (b)	500	526
CSN Resources S.A.
4.63%, 06/10/31 (b)	1,100	1,049
Georgia-Pacific LLC
2.10%, 04/30/27 (b)	900	912
Huntsman International LLC
4.50%, 05/01/29	400	445
Industrias Peñoles , S.A.B. de C.V.
4.15%, 09/12/29 (b)	200	216
International Flavors & Fragrances Inc.
3.47%, 12/01/50 (b)	2,182	2,287
Joint Stock Company "Alrosa" (Public Stock Society)
4.65%, 04/09/24 (b)	900	944
Newcrest Finance Pty Limited
5.75%, 11/15/41 (b)	100	132
Syngenta Finance N.V.
3.38%, 04/16/26, EUR (d) (g)	500	621
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	600	634
Vale Overseas Ltd
6.25%, 08/10/26	1,500	1,740
Westlake Chemical Corporation
3.60%, 07/15/22	30	30
Westrock Company, Inc.
4.00%, 03/15/28	381	420
Yara International ASA
3.80%, 06/06/26 (b)	300	321
4.75%, 06/01/28 (b)	300	339
3.15%, 06/04/30 (b)	400	414
		12,399
Total Corporate Bonds And Notes (cost $1,378,195)		1,403,318
GOVERNMENT AND AGENCY OBLIGATIONS 15.9%
U.S. Treasury Bond 9.6%
Treasury, United States Department of
1.88%, 02/15/41	32,900	32,509
2.25%, 05/15/41	42,212	44,270
2.25%, 08/15/49 (m)	19,880	21,281
2.38%, 11/15/49 - 05/15/51	39,818	43,867
1.38%, 08/15/50	13,145	11,510
2.00%, 08/15/51	3,769	3,842
		157,279
U.S. Treasury Note 2.2%
Treasury, United States Department of
1.13%, 02/15/31 (n)	18,052	17,516
1.63%, 05/15/31	19,100	19,333
		36,849
Mortgage-Backed Securities 2.1%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	660	699
4.50%, 09/01/48 - 04/01/49	551	591
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	225	238
4.50%, 08/01/48 - 01/01/49	364	390
4.00%, 03/01/49 - 05/01/50	2,709	2,878
TBA, 2.00%, 01/15/52 (n)	6,900	6,883
TBA, 3.00%, 03/15/52 (n) (o)	500	517
TBA, 3.50%, 03/15/52 (n)	15,840	16,636
Government National Mortgage Association
TBA, 2.00%, 02/15/52 (n)	1,500	1,512
TBA, 2.50%, 02/15/52 (n)	3,600	3,682
		34,026
Sovereign 1.8%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 (d)	400	395
Canada, Government of
1.95%, 12/15/25, CAD	8,000	6,444
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (b)	13,800	3,955
6.35%, 08/12/28, PEN (b)	5,000	1,323
6.95%, 08/12/31, PEN (b)	2,400	647
5.40%, 08/12/34, PEN (b)	300	69
5.35%, 08/12/40, PEN (b)	700	150
Commonwealth of Australia
1.00%, 11/21/31, AUD (d)	3,950	2,697
Kuwait, Government of
3.50%, 03/20/27 (b)	1,300	1,415
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (b)	1,400	1,454
3.75%, 04/16/30 (b)	2,900	3,246
Presidencia De La Nacion
36.16%, (BADLAR + 2.00%), 04/03/22, ARS (a)	230	1
1.00%, 07/09/29	30	11
0.50%, 07/09/30 (h)	103	36
1.13%, 07/09/35 (h)	188	60
2.50%, 07/09/41 (h)	1,100	385
Saudi Arabia, Government of
2.25%, 02/02/33 (b)	5,100	4,954
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (d)	900	968
3.25%, 10/26/26 (d)	800	852
South Africa, Parliament of
10.50%, 12/21/27, ZAR	2,000	139
		29,201
Municipal 0.2%
Florida Department of Management Services
1.71%, 07/01/27	3,300	3,292
Total Government And Agency Obligations (cost $262,892)		260,647
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.3%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	62	62
Series 2015-A-1, 3.60%, 03/15/27	144	142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Series 2017-A-1, 3.55%, 01/15/30	1,439	1,384
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	1,014	1,101
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 1.43%, (12 Month Treasury Average + 1.35%), 08/25/35 (a)	73	62
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,872	1,499
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,730	1,552
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	1,142	1,161
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	567	410
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,600	2,856
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	625	634
Series 2015-A-1, 3.38%, 05/01/27	473	469
Series 2015-AA-2, 3.60%, 09/22/27	739	755
Series 2016-AA-1, 3.58%, 01/15/28	229	231
Series 2016-AA-2, 3.20%, 06/15/28	1,453	1,439
Series 2017-AA-2, 3.35%, 10/15/29	2,189	2,205
Series 2017-A-2, 3.60%, 10/15/29	486	471
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 1.02%, (12 Month Treasury Average + 0.94%), 10/25/46 (a) (h)	375	311
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 1.28%, (3 Month USD LIBOR + 1.14%), 07/22/32 (a)	1,000	1,000
Apidos CLO XXVI
Series 2017-A1AR-26A, 1.02%, (3 Month USD LIBOR + 0.90%), 07/18/29 (a)	1,000	1,000
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	12	12
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.19%, 11/20/36 (a)	1,969	1,828
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 2.78%, 04/25/35 (a)	471	456
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 2.97%, 06/25/35 (a)	479	463
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.10%, 07/25/36 (a)	699	630
Bear Stearns Asset Backed Securities I Trust
Series 2006-1A3-HE9, REMIC, 0.33%, (1 Month USD LIBOR + 0.23%), 11/25/36 (a) (h)	1,000	927
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 1.20%, (3 Month USD LIBOR + 1.08%), 07/15/32 (a)	800	800
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	345	365
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	401	416
Series 2021-A-1, 2.90%, 03/15/35	1,500	1,496
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 1.23%, (1 Month USD LIBOR + 1.15%), 08/19/38 (a) (h)	700	697
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 1.11%, (3 Month USD LIBOR + 0.95%), 08/14/30 (a)	1,200	1,200
Carlyle US CLO 2017-1 Ltd.
Series 2017-A1R-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 04/21/31 (a)	1,300	1,297
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 1.39%, (3 Month USD LIBOR + 1.26%), 04/22/30 (a) (b)	2,189	2,186
C-BASS Trust
Series 2007-AF4-CB1, REMIC, 3.26%, 01/25/37 (a) (h)	624	262
Centex LLC
Series 2004-MV1-D, REMIC, 1.03%, (1 Month USD LIBOR + 0.93%), 09/25/34 (a) (h)	25	25
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	612	414
Citigroup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 0.24%, (1 Month USD LIBOR + 0.14%), 12/25/36 (a) (h)	18	18
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 0.52%, (1 Month USD LIBOR + 0.42%), 11/25/34 (a)	661	591
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 1.16%, (3 Month USD LIBOR + 1.03%), 04/22/30 (a)	1,400	1,400
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	111
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 1.08%, (1 Month USD LIBOR + 0.97%), 06/15/23 (a)	1,000	996
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 0.24%, (1 Month USD LIBOR + 0.14%), 07/25/35 (a) (h)	66	61
Series 2007-1A1-12, REMIC, 0.84%, (1 Month USD LIBOR + 0.74%), 06/25/37 (a) (h)	746	733
CWABS, Inc.
Series 2004-M1-4, REMIC, 0.82%, (1 Month USD LIBOR + 0.72%), 07/25/34 (a) (h)	32	31
Series 2004-M1-5, REMIC, 0.96%, (1 Month USD LIBOR + 0.86%), 08/25/34 (a) (h)	8	8
Series 2005-1A-AB4, REMIC, 0.58%, (1 Month USD LIBOR + 0.48%), 03/25/36 (a) (h)	24	23
DC Office Trust
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,343
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	910	888
Doric Nimrod Air Alpha Pass-Through Trust
Series 2013-A-1, 5.25%, 05/30/23	93	93
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 1.17%, (1 Month USD LIBOR + 1.08%), 07/17/23 (a)	4,377	4,377
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 1.53%, (1 Month USD LIBOR + 1.43%), 10/25/34 (a) (h)	772	768
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 0.61%, (1 Month USD LIBOR + 0.51%), 01/25/36 (a) (h)	496	465
GSAMP Trust
Series 2006-A1-FM2, REMIC, 0.24%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (h)	2,894	1,274
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	311
HarborView Mortgage Loan Trust
Series 2006-1A1A-12, REMIC, 0.31%, (1 Month USD LIBOR + 0.21%), 12/19/36 (a) (h)	439	424
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 0.64%, (1 Month USD LIBOR + 0.54%), 10/25/35 (a) (h)	2	2
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 0.64%, (1 Month USD LIBOR + 0.36%), 12/25/35 (a) (h)	56	56
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 0.58%, (1 Month USD LIBOR + 0.48%), 07/25/35 (a) (h)	326	320
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 0.37%, (1 Month USD LIBOR + 0.27%), 07/25/36 (a) (h)	300	294
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (h)	1,127	875
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	274	274
Series 2020-1A-1, 4.00%, 11/15/32	2,710	2,897
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 1.31%, (1 Month USD LIBOR + 1.20%), 12/15/38 (a) (h)	1,000	999

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/59 (h)	1,582	1,587
Long Beach Mortgage Loan Trust
Series 2006-2A3-8, REMIC, 0.42%, (1 Month USD LIBOR + 0.32%), 09/25/36 (a) (h)	995	375
MASTR Asset Backed Securities Trust
Series 2005-M1-NC1, REMIC, 0.82%, (1 Month USD LIBOR + 0.72%), 12/25/34 (a) (h)	818	809
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 0.85%, (1 Month USD LIBOR + 0.75%), 09/25/35 (a) (h)	731	715
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 0.20%, (1 Month USD LIBOR + 0.10%), 04/25/37 (a) (h)	10	7
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 0.50%, (1 Month USD LIBOR + 0.40%), 04/25/36 (a) (h)	417	325
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 0.81%, (1 Month USD LIBOR + 0.71%), 02/25/36 (a) (h)	300	280
Series 2006-A2B-2, REMIC, 0.26%, (1 Month USD LIBOR + 0.16%), 08/25/36 (a) (h)	364	355
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (a)	592	639
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 1.09%, (1 Month USD LIBOR + 0.99%), 09/25/34 (a) (h)	15	15
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (h)	151	86
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	40	39
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	44	42
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 0.56%, (1 Month USD LIBOR + 0.46%), 12/25/35 (a) (h)	163	147
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 0.26%, (1 Month USD LIBOR + 0.16%), 09/25/36 (a) (h)	—	—
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (h)	354	351
Spirit Airlines, Inc.
Series 2015-A-1, 4.10%, 04/01/28	660	674
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (h)	234	232
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.56%, 08/25/35 (a)	3	3
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (d)	586	1,020
United Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 5.88%, 10/15/27	2,078	2,269
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	66	69
Series 2016-A-2, 3.10%, 10/07/28	394	382
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	4,304	4,267
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	979	1,008
Series 2014-A-1, 4.00%, 04/11/26	578	600
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	459	461
Total Non-U.S. Government Agency Asset-Backed Securities (cost $67,513)		69,607
SENIOR FLOATING RATE INSTRUMENTS 2.7%
Consumer Discretionary 0.8%
Advantage Sales & Marketing, Inc.
2021 Term Loan, 5.25%, (3 Month USD LIBOR + 4.50%), 10/28/27 (a)	1,386	1,386
Aramark Services, Inc.
2018 Term Loan B3, 1.85%, (3 Month USD LIBOR + 1.75%), 03/01/25 (a)	233	230
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.84%, (1 Month USD LIBOR + 2.75%), 12/23/24 (a)	674	670
2020 Term Loan B1, 3.59%, (1 Month USD LIBOR + 3.50%), 06/19/25 (a)	2,478	2,478
Carnival Corporation
EUR Term Loan B, 3.75%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (a)	985	1,115
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	691	684
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 05/20/28 (a)	1,895	1,897
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	993	990
Setanta Aircraft Leasing Designated Activity Compa
Term Loan B, 2.14%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	2,000	1,997
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	600	634
SRS Distribution Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/20/28 (a)	1,496	1,491
		13,572
Industrials 0.7%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a) (p)	1,300	1,345
Cornerstone Building Brands, Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 04/12/28 (a)	2,649	2,639
Foundation Building Materials Holding Company LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 02/03/28 (a)	990	982
GIP II Blue Holding, L.P
Term Loan B, 5.50%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a)	4,600	4,583
Sequa Mezzanine Holdings L.L.C.
2020 Extended Term Loan , 7.75%, (3 Month USD LIBOR + 6.75%), 11/28/23 (a)	190	191
Standard Industries Inc.
2021 Term Loan B, 3.00%, (3 Month USD LIBOR + 2.50%), 08/05/28 (a)	1,088	1,089
		10,829
Health Care 0.4%
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 2.50%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	299	299
Elanco Animal Health Incorporated
Term Loan B, 1.85%, (3 Month USD LIBOR + 1.75%), 02/04/27 (a)	2,601	2,565
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.08%, (1 Month USD LIBOR + 3.00%), 05/31/25 (a)	162	162
Parexel International Corporation
2021 1st Lien Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 08/10/28 (a)	600	600
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 11/09/25 (a)	1,644	1,641
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (a)	391	379
		5,646
Communication Services 0.3%
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	1,089	1,086
Charter Communications Operating, LLC
2019 Term Loan B2, 1.85%, (1 Month USD LIBOR + 1.75%), 02/01/27 (a)	1,051	1,040
CSC Holdings, LLC
2019 Term Loan B5, 2.61%, (3 Month USD LIBOR + 2.50%), 04/15/27 (a)	291	287

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	98	45
E.W. Scripps Company (The)
2019 Term Loan B2, 3.31%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	98	97
2020 Term Loan B3, 3.75%, (1 Month USD LIBOR + 3.00%), 12/15/27 (a)	434	433
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 10/13/22 (a) (p)	67	67
2021 DIP Term Loan, 5.75%, (3 Month USD LIBOR + 4.75%), 10/13/22 (a)	337	336
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	600	598
Level 3 Financing Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	1,484	1,464
Univision Communications Inc.
Term Loan C5, 3.75%, (3 Month USD LIBOR + 2.75%), 03/15/24 (a)	87	87
		5,540
Information Technology 0.2%
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	1,584	1,571
Ivanti Software, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	995	995
MH Sub I, LLC
2017 1st Lien Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 08/09/24 (a)	958	952
		3,518
Financials 0.2%
Avolon
Term Loan, 2.75%, (3 Month USD LIBOR + 2.25%), 12/01/27 (a)	1,290	1,291
Citadel Securities LP
2021 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 02/01/28 (a)	893	887
Delos Finance Sarl
2018 Term Loan B, 1.88%, (3 Month USD LIBOR + 1.75%), 10/06/23 (a)	210	210
FinCo I LLC
2020 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 06/27/25 (a)	132	132
RPI Intermediate Finance Trust
2020 Term Loan B1, 1.84%, (1 Month USD LIBOR + 1.75%), 02/07/27 (a)	66	66
Trans Union, LLC
2021 Term Loan B6, 2.75%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	800	797
		3,383
Materials 0.1%
Innophos, Inc.
2020 Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 02/04/27 (a)	1,572	1,565
White Cap Buyer LLC
Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	594	594
		2,159
Total Senior Floating Rate Instruments (cost $44,639)		44,647
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank, ACB, 6.20%, (100, 01/01/25) (e)	3	324
Wells Fargo & Company, 4.25%, (100, 09/15/26) (c) (e)	65	1,622
Total Preferred Stocks (cost $1,928)		1,946
COMMON STOCKS 0.0%
Financials 0.0%
Stearns Holdings, LLC (i) (q)	35	24
Total Common Stocks (cost $166)		24
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (r) (s)	3,220	3,220
Total Short Term Investments (cost $3,220)		3,220
Total Investments 109.0% (cost $1,758,553)		1,783,409
Other Derivative Instruments (0.0)%		(327)
Other Assets and Liabilities, Net (9.0)%		(146,823)
Total Net Assets 100.0%		1,636,259

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $376,510 and 23.0% of the Fund.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Convertible security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(i) Non-income producing security.

(j) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $173,387.

(o) All or a portion of the security is subject to a written call option.

(p) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	71.7%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Summary of Investments by Country^	Total Long Term Investments
United Kingdom	5.6
Japan	2.8
Cayman Islands	2.7
Netherlands	1.7
Canada	1.5
Switzerland	1.3
Germany	1.0
Ireland	0.9
Brazil	0.9
Luxembourg	0.8
Spain	0.8
Italy	0.7
Australia	0.7
India	0.7
Macau	0.6
France	0.6
Norway	0.4
China	0.4
Saudi Arabia	0.4
Russian Federation	0.4
Hong Kong	0.4
Peru	0.3
Bermuda	0.3
Mexico	0.3
Qatar	0.3
Mauritius	0.3
Denmark	0.2
Virgin Islands (British)	0.2
Singapore	0.2
Austria	0.1
Panama	0.1
United Arab Emirates	0.1
Chile	0.1
Kuwait	0.1
Colombia	0.1
Indonesia	0.1
Isle of Man	0.1
Belgium	0.1
Argentina	—
Finland	—
Ukraine	—
South Africa	—
Guernsey	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Transmission Limited, 4.00%, 08/03/26	01/02/20	511	526	—
Adecoagro S.A., 6.00%, 09/21/27	09/14/17	200	206	—
Banca Monte dei Paschi di Siena S.p.A., 3.63%, 09/24/24	12/01/20	1,901	1,735	0.1
Banca Monte dei Paschi di Siena S.p.A., 2.63%, 04/28/25	11/25/20	617	569	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	02/04/19	663	725	0.1
Banco do Brasil S.A, 4.75%, 03/20/24	01/13/20	207	209	—
Banco Votorantim S.A., 4.50%, 09/24/24	12/16/19	1,016	1,044	0.1
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	903	869	0.1
Barclays PLC, 7.88% (callable at 100, 09/15/22)	02/17/21	3,216	3,099	0.2
Barclays PLC, 7.88% (callable at 100, 03/15/22)	12/10/19	4,136	4,147	0.3
BBVA Bancomer, S.A., 6.75%, 09/30/22	12/18/19	337	341	—
BRF S.A., 4.88%, 01/24/30	12/07/20	1,181	1,112	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	11/05/19	407	395	—
China Mengniu Dairy Company Limited, 2.50%, 06/17/30	09/25/20	897	893	0.1
CIFI Holdings (Group) Co. Ltd., 6.00%, 07/16/25	11/25/20	414	390	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,842	2,697	0.2
Country Garden Holdings Company Limited, 3.13%, 10/22/25	08/18/21	994	886	0.1
Credit Suisse Group AG, 7.13% (callable at 100, 07/29/22)	02/25/21	513	513	—
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	309	323	—
Digital Stout Holding, LLC, 3.75%, 10/17/30	10/28/19	423	454	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,504	2,381	0.2
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	11/16/20	1,638	1,640	0.1
Gaz Capital S.A., 6.51%, 03/07/22	03/01/19	502	504	—
Gaz Capital S.A., 2.95%, 01/24/24	02/28/19	1,833	1,895	0.1
Gaz Capital S.A., 2.25%, 11/22/24	03/13/19	226	234	—
Gaz Capital S.A., 4.95%, 03/23/27	09/18/18	578	648	—
Gaz Finance PLC, 3.00%, 06/29/27	11/23/20	1,519	1,472	0.1
Gaz Finance PLC, 3.25%, 02/25/30	11/23/20	1,025	965	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	313	318	—
GPN Capital S.A., 4.38%, 09/19/22	03/22/19	300	305	—
GPN Capital S.A., 6.00%, 11/27/23	01/14/21	540	535	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	538	557	—
Greenko Solar (Mauritius) Limited, 5.95%, 07/29/26	10/14/20	1,151	1,171	0.1
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	01/13/20	1,572	1,620	0.1
ING Groep N.V., 6.88% (callable at 100, 04/16/22)	01/27/21	607	608	—
Intesa Sanpaolo S.p.A., 7.75% (callable at 100, 01/11/27)	02/21/20	776	828	0.1
Kaisa Group Holdings Ltd., 0.00%, 04/09/22	11/25/20	303	79	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/22	02/12/20	802	212	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/23	02/25/21	2,047	529	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/23	02/04/21	2,616	676	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/23	11/09/20	823	208	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/24	12/03/20	785	208	—
KWG Group Holdings Limited, 6.00%, 09/15/22	06/09/20	400	322	—
KWG Group Holdings Limited, 7.88%, 09/01/23	12/14/20	610	456	—
KWG Group Holdings Limited, 5.88%, 11/10/24	12/10/20	203	145	—
Lenovo Group Limited, 5.88%, 04/24/25	10/14/20	213	220	—
Lloyds Banking Group PLC, 7.63% (callable at 100, 06/27/23)	09/27/16	1,288	1,446	0.1
Longfor Group Holdings Limited, 3.95%, 09/16/29	09/03/21	1,073	1,029	0.1
Netflix, Inc., 4.63%, 05/15/29	02/02/21	2,414	2,271	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,902	1,921	0.1
Novatek Finance Designated Activity Company, 4.42%, 12/13/22	02/27/19	503	513	—
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	15	15	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	2,098	2,046	0.1
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	422	415	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	01/10/17	8	8	—
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26	01/10/17	109	33	—
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	220	246	—
Rolls-Royce Group PLC, 3.38%, 06/18/26	02/02/21	1,088	1,084	0.1
Rolls-Royce Group PLC, 1.63%, 05/09/28	02/02/21	337	326	—
Santander UK Group Holdings PLC, 7.38% (callable at 100, 06/24/22)	09/28/16	381	408	—
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	04/10/18	896	968	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	10/19/16	794	852	0.1
SB Capital S.A., 6.13%, 02/07/22	04/17/19	1,503	1,502	0.1
SB Capital S.A., 5.13%, 10/29/22	11/23/20	5,225	5,189	0.3
SB Capital S.A., 5.25%, 05/23/23	09/19/19	621	618	—
Seazen Group Limited, 6.00%, 08/12/24	02/08/21	2,396	1,949	0.1
SF Holding Investment Limited, 2.88%, 02/20/30	09/25/20	833	794	0.1
Shriram Transport Finance Company Limited, 5.95%, 10/24/22	11/01/19	903	913	0.1
State Bank of India, 3.25%, 01/24/22	07/17/17	700	701	—
State Grid Overseas Investment Limited, 1.63%, 08/05/30	10/14/20	587	571	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	769	986	0.1
Sunac China Holdings Limited, 6.50%, 07/09/23	10/19/20	1,399	903	0.1
Sunac China Holdings Limited, 6.65%, 08/03/24	12/03/20	409	254	—
Sunny Optical Technology (Group) Company Limited, 3.75%, 01/23/23	12/09/19	1,412	1,431	0.1
Syngenta Finance N.V., 3.38%, 04/16/26	06/10/21	667	621	—
Tencent Holdings Limited, 3.60%, 01/19/28	10/14/20	217	213	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	1,012	980	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	917	882	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	721	1,020	0.1
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	06/04/19	678	712	0.1
UBS AG, 5.13%, 05/15/24	01/15/20	942	963	0.1
UniCredit S.p.A., 7.50% (callable at 100, 06/03/26)	01/27/20	1,742	1,871	0.1
Vanke Real Estate (Hong Kong) Company Limited, 4.20%, 06/07/24	08/22/19	818	831	0.1
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/01/19	369	401	—
Virgin Money UK PLC, 4.00%, 09/03/27	02/06/20	1,237	1,309	0.1
Wynn Macau, Limited, 5.50%, 01/15/26	01/21/21	619	564	—
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	617	553	—
Yango Justice International Limited, 9.25%, 04/15/23	11/05/21	103	102	—
Yango Justice International Limited, 7.50%, 04/15/24	12/10/20	204	50	—
Yanlord Land (HK) Co., Limited, 6.80%, 02/27/24	11/25/20	621	607	—
		87,900	80,940	4.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(25)	March 2022	EUR	(4,356)	4	82
United States 2 Year Note	(39)	April 2022		(8,514)	(2)	5
					2	87

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.18	(M)	03/24/23	MXN	349,300	—	(391)
28-Day MEXIBOR (M)	Paying	5.35	(M)	06/13/23	MXN	59,300	—	(75)
28-Day MEXIBOR (M)	Paying	5.40	(M)	03/05/26	MXN	365,300	(17)	(1,309)
28-Day MEXIBOR (M)	Paying	5.93	(M)	05/05/26	MXN	52,340	(3)	(145)
3M Canada Bankers Acceptance (M)	Paying	2.00	(S)	11/14/23	CAD	24,100	4	18
3M Canada Bankers Acceptance (M)	Paying	2.05	(S)	11/16/23	CAD	3,600	—	4
3M Canada Bankers Acceptance (M)	Paying	1.24	(S)	03/04/25	CAD	4,700	5	(148)
3M Canada Bankers Acceptance (M)	Paying	1.90	(S)	12/18/29	CAD	1,900	4	(119)
3M Canada Bankers Acceptance (M)	Paying	1.96	(S)	04/22/31	CAD	16,200	42	26
3M JIBAR (M)	Paying	5.03	(Q)	12/04/25	ZAR	234,700	10	(596)
3M JIBAR (M)	Paying	4.85	(Q)	12/17/25	ZAR	87,900	4	(252)
3M JIBAR (M)	Paying	4.85	(Q)	01/07/26	ZAR	9,700	—	(29)
3M JIBAR (M)	Paying	4.85	(Q)	01/11/26	ZAR	75,100	3	(222)
3M JIBAR (M)	Paying	5.68	(Q)	06/08/26	ZAR	8,800	—	(13)
3M JIBAR (M)	Paying	5.72	(Q)	06/08/26	ZAR	7,500	—	(10)
3M LIBOR (Q)	Receiving	1.25	(M)	12/15/26		9,600	(2)	170
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(M)	03/20/22	JPY	132,800	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(M)	03/20/22	JPY	146,700	—	—
6M BUBOR (M)	Paying	1.00	(A)	09/19/23	HUF	297,000	(2)	(62)
6M BUBOR (M)	Paying	1.25	(A)	09/19/23	HUF	906,900	(6)	(200)
6M EURIBOR (S)	Receiving	0.25	(M)	03/16/32	EUR	5,200	(4)	144
6M EURIBOR (S)	Receiving	0.50	(M)	03/16/52	EUR	500	(1)	16
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.00	(M)	09/15/24	JPY	127,500	—	—
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(M)	03/20/28	JPY	146,700	1	12
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(M)	03/20/29	JPY	132,800	1	14
Bank of Japan Overnight Call Rate TONAR (M)	Paying	0.00	(S)	03/20/22	JPY	132,800	—	—
Bank of Japan Overnight Call Rate TONAR (M)	Paying	0.00	(S)	03/20/22	JPY	146,700	—	—
BRAZIBOR (M)	Paying	6.79	(A)	01/02/23	BRL	264,100	20	(1,792)
BRAZIBOR (M)	Paying	7.90	(A)	01/02/24	BRL	45,200	7	(332)
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(M)	03/16/32	GBP	11,100	(81)	391
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(M)	03/16/52	GBP	1,600	(39)	76
Sterling Overnight Index Average Rate (M)	Paying	0.50	(A)	03/16/27	GBP	300	1	(10)
U.S. SOFR (A)	Receiving	1.00	(M)	12/15/26		100	—	—
U.S. SOFR (A)	Receiving	1.00	(M)	12/15/26		22,100	(3)	26
							(56)	(4,808)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Newell Brands Inc. (Q)	1.00	06/20/23	1,300	(12)	1	(3)

Credit default swap agreements - sell protection
Airbus Finance B.V. (Q)	1.00	12/20/25	(300)	7	—	2
American International Group, Inc. (Q)	1.00	12/20/26	(1,000)	21	—	(1)
AT&T Inc. (Q)	1.00	12/20/24	(5,500)	86	—	17
AT&T Inc. (Q)	1.00	12/20/25	(2,600)	47	—	14
AT&T Inc. (Q)	1.00	06/20/26	(2,600)	43	(1)	4
AT&T Inc. (Q)	1.00	12/20/26	(800)	12	—	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)
December 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Atlantia S.p.A. (Q)	1.00	12/20/25	(1,400)	9	1	73
Bank of America Corporation (Q)	1.00	12/20/22	(2,300)	16	—	—
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	50	—	(62)
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	8	—	(10)
British Telecommunications Public Limited Company (Q)	1.00	12/20/24	(700)	9	1	4
British Telecommunications Public Limited Company (Q)	1.00	12/20/25	(500)	3	—	(2)
British Telecommunications Public Limited Company (Q)	1.00	12/20/27	(300)	(8)	—	(5)
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	1	—	(1)
CDX.NA.IG.35 (Q)	1.00	12/20/25	(2,900)	69	1	12
CDX.NA.IG.35 (Q)	1.00	12/20/30	(17,600)	263	9	327
CDX.NA.IG.36 (Q)	1.00	06/20/26	(6,000)	147	2	—
CDX.NA.IG.36 (Q)	1.00	06/20/31	(2,800)	35	2	33
CDX.NA.IG.37 (Q)	1.00	12/20/26	(37,600)	919	13	31
CDX.NA.IG.37 (Q)	1.00	12/20/31	(30,300)	296	19	55
Enbridge Inc. (Q)	1.00	06/20/22	(50)	—	—	—
Ford Motor Company (Q)	5.00	06/20/23	(700)	42	—	5
Ford Motor Company (Q)	5.00	12/20/24	(1,500)	169	1	(4)
General Electric Company (Q)	1.00	06/20/24	(300)	5	—	9
General Electric Company (Q)	1.00	06/20/26	(1,000)	17	—	8
General Motors Company (Q)	5.00	12/20/26	(500)	96	—	(4)
MetLife, Inc. (Q)	1.00	06/20/22	(400)	2	—	(4)
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	9	—	(10)
MetLife, Inc. (Q)	1.00	12/20/24	(500)	10	—	(2)
Prudential Financial, Inc. (Q)	1.00	12/20/24	(800)	16	—	(4)
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,700)	(19)	4	419
Rolls-Royce Group PLC (Q)	1.00	12/20/24	(2,500)	(18)	4	388
Rolls-Royce Group PLC (Q)	1.00	12/20/25	(1,650)	(35)	2	126
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	2	—	(4)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	2	—	(1)
Tesco PLC (Q)	1.00	12/20/24	(800)	17	—	(1)
Tesco PLC (Q)	1.00	12/20/27	(4,600)	54	(4)	49
The Boeing Company (Q)	1.00	12/20/22	(2,000)	10	—	10
The Boeing Company (Q)	1.00	06/20/23	(1,000)	6	—	—
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	8	—	(11)
Verizon Communications Inc. (Q)	1.00	12/20/26	(1,400)	28	—	(5)
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	5	—	(2)
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	15	—	(2)
				2,474	54	1,454

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.37, 12/20/26	BOA	Put	101.00	01/19/22		2,500,000	(1)
CDX.NA.HY.37, 12/20/26	DUB	Put	101.00	01/19/22		2,300,000	(1)
CDX.NA.HY.37, 12/20/26	DUB	Put	96.00	03/16/22		1,200,000	(1)
CDX.NA.IG.37, 12/20/26	BCL	Put	85.00	01/19/22		5,600,000	—
CDX.NA.IG.37, 12/20/26	BCL	Put	90.00	04/20/22		14,200,000	(9)
CDX.NA.IG.37, 12/20/26	BOA	Put	80.00	02/16/22		1,400,000	—
CDX.NA.IG.37, 12/20/26	BOA	Put	90.00	04/20/22		12,600,000	(8)
CDX.NA.IG.37, 12/20/26	DUB	Put	90.00	03/16/22		2,800,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	100.00	03/16/22		2,300,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	90.00	03/16/22		2,300,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	85.00	04/20/22		6,900,000	(5)
CDX.NA.IG.37, 12/20/26	JPM	Put	95.00	04/20/22		4,600,000	(3)
CDX.NA.IG.37, 12/20/26	JPM	Put	90.00	04/20/22		2,700,000	(2)
CDX.NA.IG.37, 12/20/26	MSC	Put	80.00	01/19/22		8,000,000	—
CDX.NA.IG.37, 12/20/26	MSC	Put	95.00	04/20/22		4,300,000	(2)
ITRAXX.EUR.36, 12/20/26	BCL	Put	80.00	01/19/22	EUR	3,500,000	—
ITRAXX.EUR.36, 12/20/26	BCL	Put	75.00	01/19/22	EUR	2,700,000	—
ITRAXX.EUR.36, 12/20/26	BCL	Put	80.00	03/16/22	EUR	4,800,000	(2)
ITRAXX.EUR.36, 12/20/26	BCL	Put	90.00	03/16/22	EUR	8,600,000	(3)
ITRAXX.EUR.36, 12/20/26	BCL	Put	95.00	03/16/22	EUR	3,400,000	(1)
ITRAXX.EUR.36, 12/20/26	BOA	Put	80.00	01/19/22	EUR	3,600,000	—
ITRAXX.EUR.36, 12/20/26	BOA	Put	85.00	04/20/22	EUR	4,200,000	(3)
ITRAXX.EUR.36, 12/20/26	CGM	Put	80.00	02/16/22	EUR	39,600,000	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
ITRAXX.EUR.36, 12/20/26	JPM	Put	90.00	03/16/22	EUR	25,000,000	(8)
ITRAXX.EUR.36, 12/20/26	MSC	Put	85.00	04/20/22	EUR	23,300,000	(16)
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	375.00	01/19/22	EUR	1,550,000	(1)
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	400.00	02/16/22	EUR	1,550,000	(2)
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	425.00	02/16/22	EUR	500,000	—
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	425.00	03/16/22	EUR	500,000	(1)
							(81)
Interest Rate Swaptions
3M LIBOR, 02/02/52	BPC	Call	166.00	01/31/22		1,000,000	(14)
3M LIBOR, 01/11/52	GSC	Call	152.50	01/07/22		1,700,000	—
3M LIBOR, 01/20/32	GSC	Call	153.63	01/18/22		3,000,000	(16)
3M LIBOR, 02/02/52	GSC	Call	145.00	01/31/22		3,000,000	(9)
3M LIBOR, 11/04/23	GSC	Call	87.00	11/02/22		31,600,000	(33)
3M LIBOR, 02/02/52	BPC	Put	196.00	01/31/22		1,000,000	(4)
3M LIBOR, 01/11/52	GSC	Put	182.50	01/07/22		1,700,000	(4)
3M LIBOR, 01/20/32	GSC	Put	193.63	01/18/22		3,000,000	—
3M LIBOR, 02/02/52	GSC	Put	191.00	01/31/22		3,000,000	(17)
3M LIBOR, 11/04/23	GSC	Put	127.00	11/02/22		31,600,000	(79)
							(176)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 02/15/52	JPM	Call	100.97	02/07/22		500,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 02/15/52	JPM	Call	100.11	02/07/22		600,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 02/15/52	JPM	Put	98.97	02/07/22		500,000	(1)
Federal National Mortgage Association, Inc., 2.50%, 01/15/52	JPM	Call	103.33	01/06/22		500,000	—
Federal National Mortgage Association, Inc., 2.50%, 01/15/52	JPM	Put	102.33	01/06/22		500,000	(1)
Federal National Mortgage Association, Inc., 3.00%, 03/15/52	JPM	Call	103.75	03/07/22		12,000,000	(6)
							(11)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	01/04/22	BRL	38,837	6,973	61
BRL/USD	MSC	02/02/22	BRL	38,837	6,924	168
CHF/USD	MSC	02/17/22	CHF	3,315	3,643	30
CLP/USD	CIT	02/02/22	CLP	2,025,857	2,368	(50)
COP/USD	GSC	02/02/22	COP	6,522,900	1,598	(116)
EUR/USD	GSC	01/04/22	EUR	2,106	2,398	8
HUF/USD	GSC	02/09/22	HUF	1,457	4	—
IDR/USD	BNP	01/21/22	IDR	12,507,109	877	13
IDR/USD	JPM	01/21/22	IDR	2,417,524	169	2
IDR/USD	MSC	01/21/22	IDR	6,585,975	462	8
INR/USD	BNP	02/10/22	INR	64,108	859	11
INR/USD	BOA	02/10/22	INR	36,445	488	9
INR/USD	DUB	02/10/22	INR	60,778	814	14
INR/USD	JPM	02/10/22	INR	122,299	1,639	24
MXN/USD	BNP	01/12/22	MXN	91,674	4,471	(6)
MXN/USD	CIT	02/18/22	MXN	3,410	165	1
MXN/USD	GSC	02/18/22	MXN	2,232	108	3
MXN/USD	UBS	02/18/22	MXN	2,382	115	3
MXN/USD	BOA	03/04/22	MXN	91,674	4,432	70
PLN/USD	BOA	02/18/22	PLN	1,198	296	(16)
PLN/USD	CIT	02/18/22	PLN	920	228	(13)
PLN/USD	DUB	02/18/22	PLN	2,856	707	3
RUB/USD	BNP	01/24/22	RUB	14,423	191	(6)
RUB/USD	GSC	01/24/22	RUB	106,458	1,411	(52)
RUB/USD	UBS	01/24/22	RUB	23,500	312	(12)
RUB/USD	DUB	02/18/22	RUB	18,513	244	(8)
RUB/USD	GSC	02/18/22	RUB	30,408	401	(10)
RUB/USD	GSC	03/18/22	RUB	6,680	88	(1)
RUB/USD	UBS	03/18/22	RUB	20,332	266	(3)
USD/AUD	MSC	01/07/22	AUD	(3,627)	(2,639)	(41)
USD/BRL	MSC	01/04/22	BRL	(38,837)	(6,973)	(171)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	BCL	02/17/22	CAD	(10,605)	(8,383)	79
USD/CHF	MSC	02/17/22	CHF	(872)	(958)	(7)
USD/DKK	CIT	04/01/22	DKK	(16,270)	(2,496)	50
USD/EUR	GSC	01/04/22	EUR	(23,957)	(27,275)	(74)
USD/GBP	BNP	01/07/22	GBP	(14,189)	(19,205)	(255)
USD/HUF	DUB	02/09/22	HUF	(22,254)	(68)	1
USD/HUF	JPM	02/09/22	HUF	(9,684)	(30)	—
USD/MXN	BOA	01/12/22	MXN	(91,675)	(4,471)	(67)
USD/MXN	GSC	03/18/22	MXN	(88,785)	(4,281)	(9)
USD/MXN	JPM	03/18/22	MXN	(8,440)	(407)	(7)
USD/MXN	CIT	04/18/22	MXN	(1,032)	(49)	(2)
USD/PEN	CIT	05/09/22	PEN	(16,257)	(4,041)	(65)
USD/PEN	BOA	07/25/22	PEN	(18,504)	(4,572)	22
USD/RUB	CIT	01/24/22	RUB	(136,533)	(1,810)	26
USD/RUB	DUB	02/18/22	RUB	(41,344)	(545)	7
USD/RUB	CIT	03/18/22	RUB	(20,934)	(274)	4
USD/ZAR	GSC	08/16/22	ZAR	(804)	(49)	—
ZAR/USD	BNP	02/18/22	ZAR	3,934	245	(1)
ZAR/USD	BNP	02/18/22	ZAR	3,100	193	—
ZAR/USD	CIT	02/18/22	ZAR	2,572	160	—
ZAR/USD	BNP	08/16/22	ZAR	1,145	70	(2)
ZAR/USD	BNP	11/08/22	ZAR	4,441	267	(8)
					(44,940)	(385)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BCL	0.46	1.00	12/20/24	(200)	3	3	—
Alibaba Group Holding Limited (Q)	BNP	0.46	1.00	12/20/24	(300)	5	4	1
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	5	14	(9)
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	10	32	(22)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	9	12	(3)
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	18	21	(3)
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	44	59	(15)
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	35	45	(10)
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	9	12	(3)
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(3,997)	33	(161)	194
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	4	(19)	23
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	0.29	1.00	06/20/23	(800)	9	(8)	17
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.42	1.00	06/20/24	(200)	3	(3)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.33	1.00	12/20/23	(300)	4	(6)	10
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.42	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.29	1.00	06/20/23	(1,300)	14	(12)	26
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.48	1.00	12/20/24	(100)	1	(1)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	0.42	1.00	06/20/24	(100)	1	(2)	3
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	4	(4)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.48	1.00	12/20/24	(500)	8	(3)	11
Italy, Governement of (Q)	BOA	1.27	1.00	06/20/25	(6,000)	66	(96)	162
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	4	(5)	9
Mexico (United Mexican States) (Q)	BCL	0.16	1.00	06/20/22	(2,600)	12	(37)	49
Pemex Project Funding Master Trust (Q)	BCL	0.87	1.00	06/20/22	(400)	—	(17)	17
Pemex Project Funding Master Trust (Q)	BNP	0.87	1.00	06/20/22	(1,700)	1	(103)	104
Pemex Project Funding Master Trust (Q)	GSC	4.84	1.00	06/20/22	(700)	1	(44)	45
Presidencia Da Republica Federativa Do Brasil (Q)	CGM	1.38	1.00	12/20/24	(600)	(6)	(10)	4
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.37	1.00	06/20/22	(200)	—	(1)	1
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.38	1.00	12/20/24	(500)	(6)	(8)	2
PT Pertamina (Persero) (Q)	BCL	0.53	1.00	12/20/24	(400)	6	(4)	10
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.52	1.00	06/20/24	(400)	5	(9)	14
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.59	1.00	12/20/24	(800)	10	2	8
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.52	1.00	06/20/24	(400)	5	(8)	13
Sinopec Group Overseas Development (2018) Limited (Q)	BCL	0.33	1.00	12/20/24	(300)	6	5	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Sinopec Group Overseas Development (2018) Limited (Q)	GSC	0.33	1.00	12/20/24	(200)	4	3	1
South Africa, Parliament of (Q)	BCL	1.32	1.00	12/20/24	(800)	(7)	(30)	23
South Africa, Parliament of (Q)	GSC	1.32	1.00	12/20/24	(1,000)	(9)	(40)	31
State Grid Overseas Investment Limited (Q)	BCL	0.30	1.00	12/20/24	(300)	6	4	2
The Republic of Indonesia, The Government of (Q)	GSC	0.25	1.00	06/20/23	(300)	4	(4)	8
					(28,347)	325	(430)	755

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,403,318	—	1,403,318
Government And Agency Obligations	—	260,647	—	260,647
Non-U.S. Government Agency Asset-Backed Securities	—	69,607	—	69,607
Senior Floating Rate Instruments	—	44,647	—	44,647
Preferred Stocks	1,946	—	—	1,946
Common Stocks	—	24	—	24
Short Term Investments	3,220	—	—	3,220
	5,166	1,778,243	—	1,783,409
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	87	—	—	87
Centrally Cleared Interest Rate Swap Agreements	—	897	—	897
Centrally Cleared Credit Default Swap Agreements	—	1,589	—	1,589
Open Forward Foreign Currency Contracts	—	617	—	617
OTC Credit Default Swap Agreements	—	820	—	820
	87	3,923	—	4,010
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(5,705)	—	(5,705)
Centrally Cleared Credit Default Swap Agreements	—	(138)	—	(138)
OTC Written Options	—	(268)	—	(268)
Open Forward Foreign Currency Contracts	—	(1,002)	—	(1,002)
OTC Credit Default Swap Agreements	—	(65)	—	(65)
	—	(7,178)	—	(7,178)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 112.8%
U.S. Treasury Inflation Indexed Securities 100.9%
Treasury, United States Department of
0.13%, 04/15/22 - 01/15/23 (a) (b)	86,135	87,803
0.63%, 04/15/23 - 02/15/43 (b)	146,365	158,401
0.38%, 07/15/23 - 07/15/27 (b)	212,773	230,981
0.50%, 04/15/24 - 01/15/28 (b)	133,349	145,537
0.13%, 07/15/24 - 02/15/51 (b)	358,471	392,760
0.25%, 01/15/25 - 02/15/50 (b)	68,034	74,199
2.38%, 01/15/25 (b)	34,996	39,846
2.00%, 01/15/26 (b)	21,137	24,450
0.13%, 10/15/26 - 07/15/31 (b) (c)	205,305	229,102
2.38%, 01/15/27 (a) (b)	357	431
1.75%, 01/15/28 (b)	14,635	17,542
3.63%, 04/15/28 (b)	35,250	46,789
0.75%, 07/15/28 - 02/15/45 (b)	108,120	130,929
0.88%, 01/15/29 - 02/15/47 (b)	49,942	60,707
2.50%, 01/15/29 (b)	21,252	27,140
3.88%, 04/15/29 (b)	12,371	17,213
0.25%, 07/15/29 (b) (c)	44,276	49,561
2.13%, 02/15/40 - 02/15/41 (b)	28,734	43,936
1.38%, 02/15/44 (b)	65,926	93,419
1.00%, 02/15/46 - 02/15/48 (b)	43,621	59,406
1.00%, 02/15/49 (a) (b)	2,902	4,086
		1,934,238
Treasury Inflation Indexed Securities 10.4%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	3,453,337	31,165
0.01%, 03/10/31, JPY (b)	747,163	6,751
Canada, Government of
4.25%, 12/01/26, CAD (b)	6,229	6,213
Commonwealth of Australia
1.25%, 02/21/22, AUD (d) (e)	5,290	4,619
3.00%, 09/20/25, AUD (d) (e)	8,920	9,694
France Government Inflation Indexed Bond
0.25%, 07/25/24, EUR (b) (e)	3,978	4,870
HM Treasury
1.88%, 11/22/22, GBP (b) (e)	4,703	6,774
1.25%, 11/22/27, GBP (b) (e)	3,167	5,537
New Zealand Government
2.00%, 09/20/25, NZD (d)	14,100	12,015
3.00%, 09/20/30, NZD (d)	2,500	2,396
Republique Francaise Presidence
0.10%, 03/01/26, EUR (b)	10,886	13,616
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (d)	38,300	47,655
0.40%, 05/15/30, EUR (b) (e)	28,004	34,635
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24, GBP (b) (e)	9,138	13,522
		199,462
U.S. Treasury Bond 0.6%
Treasury, United States Department of
1.63%, 11/15/50	13,120	12,214
Sovereign 0.4%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (f)	5,100	1,312
6.15%, 08/12/32, PEN	16,600	4,188
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	192
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	1,900	1,973
		7,665
Collateralized Mortgage Obligations 0.3%
Federal Home Loan Mortgage Corporation
Series WF-4779, REMIC, 0.45%, (1 Month USD LIBOR + 0.35%), 07/15/44 (g)	1,263	1,260
Series T-1A1-62, REMIC, 1.28%, (12 Month Treasury Average + 1.20%), 10/25/44 (g)	134	133
Series T-1A1-63, REMIC, 1.28%, (12 Month Treasury Average + 1.20%), 02/25/45 (g)	100	101
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 0.16%, (1 Month USD LIBOR + 0.06%), 07/25/37 (g)	35	35
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 1.03%, (1 Year USD LIBOR + 0.75%), 04/20/67 (g)	1,738	1,776
Series 2018-FG-H15, REMIC, 0.38%, (1 Year USD LIBOR + 0.15%), 08/20/68 (g)	2,066	2,039
		5,344
Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
1.95%, (6 Month USD LIBOR + 1.78%), 07/01/36 (g)	80	84
1.75%, (1 Year USD LIBOR + 1.50%), 09/01/36 (g)	38	39
1.88%, (1 Year USD LIBOR + 1.65%), 10/01/36 (g)	45	47
Series F1-278, 0.56%, (1 Month USD LIBOR + 0.45%), 09/15/42 (g)	1,681	1,697
Federal National Mortgage Association, Inc.
1.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (g)	13	13
2.19%, (1 Year USD LIBOR + 1.82%), 03/01/36 (g)	28	30
2.27%, (1 Year USD LIBOR + 2.02%), 06/01/36 (g)	13	14
		1,924
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (a)	1,070	1,094
Asset-Backed Securities 0.0%
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	122	133
Total Government And Agency Obligations (cost $2,144,412)		2,162,074
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.6%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 1.17%, (3 Month USD LIBOR + 1.04%), 10/20/31 (g)	700	699
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 0.30%, (1 Month USD LIBOR + 0.20%), 03/25/37 (g) (h)	375	213
Adagio V CLO Designated Activity Company
Series V-ARR-A, 0.72%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (f) (g)	1,000	1,132
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	87	65
Series 2006-A1-HY11, REMIC, 0.34%, (1 Month USD LIBOR + 0.24%), 06/25/36 (g) (h)	364	361
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,362	1,297
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	292	282
AMMC CLO XII Ltd
Series 2013-AR2-12A, 1.08%, (3 Month USD LIBOR + 0.95%), 11/11/30 (g)	800	799
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 1.28%, (3 Month USD LIBOR + 1.14%), 07/22/32 (g)	1,200	1,200
Apidos CLO XXVI
Series 2017-A1AR-26A, 1.02%, (3 Month USD LIBOR + 0.90%), 07/18/29 (g)	1,400	1,400
Apidos CLO XXVII
Series 2017-A1R-27A, 1.05%, (3 Month USD LIBOR + 0.93%), 07/17/30 (g)	1,400	1,400
AREIT Trust
Series 2020-A-CRE4, 2.78%, (SOFR 30-Day Average + 2.73%), 12/15/22 (g)	621	622
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 1.00%, (3 Month USD LIBOR + 0.87%), 01/16/29 (g)	4,500	4,500
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 0.72%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (f) (g)	2,500	2,838

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 1.42%, (3 Month USD LIBOR + 1.30%), 01/16/30 (g)	1,300	1,297
Atrium XII LLC
Series AR-12A, 0.96%, (3 Month USD LIBOR + 0.83%), 04/22/27 (g)	1,703	1,704
Babson Euro CLO 2015-1 B.V.
Series 2015-A1R-1A, 0.27%, (3 Month EURIBOR + 0.82%), 10/25/29, EUR (e) (g)	109	124
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 2.49%, 06/25/35 (g)	19	18
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	53	53
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.77%, 03/26/37 (g)	332	336
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 2.56%, 01/25/36 (g)	163	160
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 2.70%, 08/25/36 (g)	113	81
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 2.88%, 05/25/33 (g)	9	9
Series 2003-2A1-9, REMIC, 2.85%, 02/25/34 (g)	52	51
Series 2004-22A1-9, REMIC, 2.73%, 11/25/34 (g)	44	44
Series 2004-22A1-10, REMIC, 4.56%, 01/25/35 (g)	31	32
Series 2005-2A1-1, REMIC, 2.89%, 03/25/35 (g)	105	105
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.10%, (1 Month USD LIBOR + 1.00%), 08/25/37 (g)	69	69
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 2.51%, 12/26/46 (g)	248	221
Birch Grove CLO Ltd
Series AR-19A, 1.33%, (3 Month USD LIBOR + 1.13%), 06/16/31 (g)	700	699
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 0.98%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (f) (g)	400	454
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3 Month EURIBOR + 0.65%), 10/03/29, EUR (f) (g)	495	563
Series 2015-A2R-1A, 1.18%, (3 Month USD LIBOR + 1.05%), 10/03/29 (f) (g)	323	323
Carlyle Global Market Strategies CLO 2012-4 Ltd
Series 2012-A1R3-4A, REMIC, 1.21%, (3 Month USD LIBOR + 1.08%), 04/22/32 (g)	400	400
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 1.11%, (3 Month USD LIBOR + 0.95%), 08/14/30 (g)	1,500	1,500
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3 Month EURIBOR + 0.73%), 09/21/29, EUR (f) (g)	73	83
Carlyle US CLO 2017-1 Ltd.
Series 2017-A1R-1A, 1.13%, (3 Month USD LIBOR + 1.00%), 04/21/31 (g)	1,400	1,397
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 2.55%, 02/25/37 (g)	9	9
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	824	563
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 1.60%, (1 Month USD LIBOR + 1.50%), 02/25/23 (g)	1,900	1,912
Series 2007-1A-1, REMIC, 1.45%, (1 Month USD LIBOR + 1.35%), 08/25/24 (g)	1,344	1,353
Series 2007-2A3-1, REMIC, 1.55%, (1 Month USD LIBOR + 1.45%), 09/25/24 (g)	20	20
Citigroup Mortgage Loan Trust
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	7	7
Series 2005-M3-HE4, REMIC, 0.79%, (1 Month USD LIBOR + 0.69%), 10/25/35 (g) (h)	3,422	3,285
Series 2006-A1-AMC1, REMIC, 0.39%, (1 Month USD LIBOR + 0.29%), 09/25/36 (g) (h)	2,558	2,444
Series 2007-A3A-AMC2, REMIC, 0.18%, (1 Month USD LIBOR + 0.08%), 01/25/37 (g) (h)	52	44
Series 2007-1A1A-AR4, REMIC, 0.00%, 03/25/37 (g)	1,235	1,235
Series 2007-22AA-10, REMIC, 3.15%, 09/25/37 (g)	320	308
Series 2007-A3A-AHL3, REMIC, 0.16%, (1 Month USD LIBOR + 0.06%), 08/25/45 (g) (h)	110	90
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 0.28%, (1 Month USD LIBOR + 0.18%), 03/25/37 (g) (h)	1,269	1,170
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 0.37%, (1 Month USD LIBOR + 0.27%), 05/25/37 (g) (h)	1,200	1,103
College Loan Corporation
Series 2007-A1-2, 0.37%, (3 Month USD LIBOR + 0.25%), 01/25/24 (g)	800	791
Credit-Based Asset Servicing and Securitization LLC
Series 2005-M4-CB3, REMIC, 1.15%, (1 Month USD LIBOR + 1.05%), 08/25/34 (g) (h)	205	202
Series 2007-A1-CB6, REMIC, 0.22%, (1 Month USD LIBOR + 0.12%), 07/25/37 (g) (h)	84	67
Series 2007-A3-CB6, REMIC, 0.32%, (1 Month USD LIBOR + 0.22%), 07/25/37 (g) (h)	2,464	1,995
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 1.26%, (3 Month USD LIBOR + 1.14%), 10/23/31 (g)	800	799
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 1.16%, (3 Month USD LIBOR + 1.03%), 04/22/30 (g)	3,200	3,200
CSMC
Series 2015-5A2-3R, REMIC, 0.24%, 09/29/36 (g)	1,203	1,184
Series 2015-2A2-12R, REMIC, 0.59%, 12/03/37 (g)	2,300	2,250
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (g) (h)	629	208
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 0.29%, (1 Month USD LIBOR + 0.19%), 02/25/36 (g) (h)	4,761	4,494
Series 2007-1A1-12, REMIC, 0.84%, (1 Month USD LIBOR + 0.74%), 06/25/37 (g) (h)	102	101
CWABS, Inc.
Series 2005-MV3-11, REMIC, 0.90%, (1 Month USD LIBOR + 0.53%), 01/25/36 (g) (h)	1,163	1,162
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.01%, 08/25/34 (g)	16	16
Series 2004-5A-HYB7, REMIC, 2.55%, 11/20/34 (g)	1	1
Series 2004-2A1-HYB5, REMIC, 2.57%, 04/20/35 (g)	—	1
Dryden 52 Euro CLO 2017 B.V.
Series 2017-AR-52A, 0.86%, (3 Month EURIBOR + 0.88%), 05/15/34, EUR (f) (g)	400	453
Eurosail PLC
Series 2007-A3A-3X, 1.04%, (3 Month GBP LIBOR + 1.07%), 06/13/45, GBP (e) (g)	766	1,033
Series 2007-A3C-3A, 1.04%, (3 Month GBP LIBOR + 1.07%), 06/13/45, GBP (f) (g)	263	355
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 0.41%, (1 Month USD LIBOR + 0.31%), 07/25/36 (g) (h)	1,967	1,885
Series 2006-A2-FF17, REMIC, 0.22%, (1 Month USD LIBOR + 0.12%), 12/25/36 (g) (h)	6,376	5,827
First NLC Trust
Series 2007-A1-1, REMIC, 0.17%, (1 Month USD LIBOR + 0.07%), 08/25/37 (g)	224	137

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 1.18%, (3 Month USD LIBOR + 1.09%), 07/15/31 (g)	900	899
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.39%, (3 Month GBP LIBOR + 0.15%), 06/18/38, GBP (e) (g)	46	61
Series 2007-A2A-1, 0.37%, (3 Month GBP LIBOR + 0.13%), 03/18/39, GBP (e) (g)	61	82
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 0.46%, (1 Month USD LIBOR + 0.18%), 09/25/46 (g) (h)	296	288
Grifonas Finance No.1 PLC
Series A-1, 0.00%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (e) (g) (h)	541	604
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (h)	273	192
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 08/12/43	522	525
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 2.57%, 01/25/35 (g)	24	24
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 2.08%, 04/19/34 (g)	75	74
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.29%, (1 Month USD LIBOR + 0.19%), 09/19/37 (g) (h)	20	20
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 0.76%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (f) (g)	600	680
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.15%, (SONIA + 1.05%), 05/25/53, GBP (f) (g) (h)	5,219	7,082
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 0.55%, (1 Month USD LIBOR + 0.45%), 02/25/36 (g) (h)	1,672	1,663
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 0.76%, (1 Month USD LIBOR + 0.66%), 10/25/35 (g) (h)	34	34
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	11	11
Series 2005-4A1-AR1, REMIC, 2.96%, 03/25/35 (g)	71	71
Series 2005-2A1-AR1, REMIC, 2.90%, 11/25/35 (g)	19	20
Series 2005-A1-16IP, REMIC, 0.74%, (1 Month USD LIBOR + 0.64%), 07/25/45 (g) (h)	89	79
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 0.31%, (1 Month USD LIBOR + 0.21%), 10/25/36 (g) (h)	43	43
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 2.77%, 07/25/35 (g)	29	29
Series 2005-2A1-A6, REMIC, 2.55%, 08/25/35 (g)	49	49
Series 2005-7A1-A6, REMIC, 3.01%, 08/25/35 (g)	60	59
Series 2005-4A1-A6, REMIC, 2.38%, 09/25/35 (g)	7	6
Series 2008-1A1-R2, REMIC, 2.88%, 07/27/37 (g)	216	211
Jubilee CLO 2015-XV B.V.
Series 2015-AR-15A, 0.29%, (3 Month EURIBOR + 0.84%), 07/12/28, EUR (e) (g)	384	437
Jubilee CLO 2015-XVI Designated Activity Company
Series 2015-A1R-16A, 0.20%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (f) (g)	1,761	1,999
Kayne CLO 5 Ltd
Series 2019-AR-5A, 1.28%, (3 Month USD LIBOR + 1.12%), 07/26/32 (g)	500	500
KKR CLO 9 LTD.
Series AR2-9, 1.07%, (3 Month USD LIBOR + 0.95%), 07/15/30 (g)	500	500
KVK CLO Ltd
Series 2013-AR-1A, 1.03%, (3 Month USD LIBOR + 0.90%), 01/14/28 (f) (g)	106	106
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.72%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (f) (g)	400	454
LCM XIII LP
Series AR3-13A, 1.03%, 07/19/27 (g)	4,300	4,296
LCM XV LP
Series AR2-15A, 1.13%, (3 Month USD LIBOR + 1.00%), 07/22/30 (g)	2,300	2,300
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, REMIC, 3.75%, 04/25/59 (h)	527	529
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 0.35%, (1 Month USD LIBOR + 0.25%), 08/25/47 (g) (h)	643	632
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.24%, (1 Month USD LIBOR + 1.13%), 10/15/23 (g)	1,017	1,016
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, REMIC, 0.22%, (1 Month USD LIBOR + 0.12%), 08/25/36 (g) (h)	430	211
Mackay Shields Euro CLO-2 Designated Activity Company
Series A-2A, 1.55%, (3 Month EURIBOR + 1.55%), 08/15/33, EUR (f) (g)	583	664
Magnetite XVIII Ltd
Series 2016-AR2-18A, 1.04%, (3 Month USD LIBOR + 0.88%), 11/15/28 (g)	1,200	1,200
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (f) (g)	645	733
Marathon CLO V Ltd.
Series 2013-A1R-5A, 1.03%, (3 Month USD LIBOR + 0.87%), 11/22/27 (g)	258	258
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 1.75%, 12/25/33 (g)	50	49
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 0.85%, (1 Month USD LIBOR + 0.75%), 10/25/35 (g) (h)	56	56
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 2.24%, 02/25/34 (g)	66	65
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 1.82%, 02/25/33 (g)	44	42
MidOcean Credit CLO II
Series 2013-ARR-2A, 1.16%, (3 Month USD LIBOR + 1.03%), 01/29/30 (g)	800	800
Midocean Credit Clo VIII
Series 2018-A1R-8A, 1.21%, (3 Month USD LIBOR + 1.05%), 02/20/31 (g)	900	900
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (g)	403	409
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 1.08%, (1 Month USD LIBOR + 0.98%), 07/25/34 (g) (h)	340	333
Series 2005-M2-HE2, REMIC, 0.76%, (1 Month USD LIBOR + 0.66%), 01/25/35 (g) (h)	1,338	1,319
Series 2005-M3-HE5, REMIC, 0.78%, (1 Month USD LIBOR + 0.68%), 09/25/35 (g) (h)	1,439	1,400
Series 2007-A1-HE6, REMIC, 0.16%, (1 Month USD LIBOR + 0.06%), 05/25/37 (g) (h)	45	41
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.11%, (1 Month USD LIBOR + 1.01%), 12/25/34 (g) (h)	203	204
Mountain View CLO 2017-1 LLC
Series 2017-AR-1A, 1.21%, (3 Month USD LIBOR + 1.09%), 10/16/29 (g)	1,700	1,700
MP CLO VII LTD
Series 2015-AR3-1A, 1.02%, (3 Month USD LIBOR + 0.89%), 10/18/28 (g)	1,087	1,087
Navient Funding, LLC
Series 2004-A6B-3A, 0.67%, (3 Month USD LIBOR + 0.55%), 10/25/64 (g)	2,273	2,255

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 0.87%, (1 Month USD LIBOR + 0.77%), 02/25/35 (g)	271	266
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (g)	2,174	2,217
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 0.87%, (1 Month USD LIBOR + 0.77%), 05/25/35 (g) (h)	2,735	2,638
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 0.74%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (f) (g)	1,700	1,924
OCP CLO Ltd
Series 2015-A1R-9A, 0.92%, (3 Month USD LIBOR + 0.80%), 07/15/27 (f) (g)	23	23
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 1.03%, 04/17/31 (g)	500	499
OZLM IX Ltd
Series 2014-A1A3-9A, 1.23%, (3 Month USD LIBOR + 1.10%), 10/20/31 (g)	300	300
OZLM VIII Ltd
Series 2014-A1R3-8A, 1.16%, (3 Month USD LIBOR + 0.98%), 10/17/29 (g)	1,000	1,000
OZLM XVI Ltd
Series 2017-A1R-16A, 1.19%, (3 Month USD LIBOR + 1.03%), 05/16/30 (g)	2,900	2,900
OZLM XXIV Ltd
Series 2019-A1AR-24A, 1.29%, (3 Month USD LIBOR + 1.16%), 07/20/32 (g)	600	600
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 0.93%, (3 Month USD LIBOR + 0.80%), 07/20/29 (g)	2,700	2,700
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 0.92%, (3 Month USD LIBOR + 0.80%), 10/15/29 (g)	2,700	2,701
RALI Series Trust
Series 2007-A-QH8, REMIC, 1.01%, 10/25/37 (g)	583	578
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 0.97%, (1 Month USD LIBOR + 0.87%), 02/25/34 (g) (h)	977	965
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 0.73%, (1 Month USD LIBOR + 0.63%), 12/25/35 (g) (h)	842	841
Series 2006-M1-KS3, REMIC, 0.60%, (1 Month USD LIBOR + 0.50%), 04/25/36 (g) (h)	670	663
Series 2006-A4-EMX4, REMIC, 0.56%, (1 Month USD LIBOR + 0.46%), 06/25/36 (g) (h)	3,486	3,385
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	190	102
Residential Mortgage Securities 32 PLC
Series A-32A, 1.42%, (SONIA + 1.25%), 06/20/70, GBP (f) (g) (h)	1,696	2,316
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 1.16%, (3 Month USD LIBOR + 1.03%), 10/23/30 (g)	800	800
Saranac CLO VI Limited
Series 2018-A1R-6A, 1.34%, (3 Month USD LIBOR + 1.14%), 08/13/31 (g)	1,300	1,298
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 0.41%, (1 Month USD LIBOR + 0.31%), 08/25/24 (g) (h)	517	508
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 0.82%, (1 Month USD LIBOR + 0.48%), 11/25/37 (g) (h)	2,000	1,897
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 0.25%, (1 Month USD LIBOR + 0.15%), 07/25/36 (g) (h)	408	218
Series 2006-A2C-HE1, REMIC, 0.42%, (1 Month USD LIBOR + 0.32%), 07/25/36 (g) (h)	2,843	1,304
SLM Student Loan Trust
Series 2008-A-9, 1.62%, (3 Month USD LIBOR + 1.50%), 04/25/23 (g)	903	909
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 1.30%, (3 Month USD LIBOR + 1.21%), 07/20/32 (g)	1,200	1,200
Sound Point CLO XV, Ltd.
Series 2017-ARR-1A, 1.02%, (3 Month USD LIBOR + 0.90%), 01/23/29 (g)	1,200	1,200
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 0.30%, (1 Month USD LIBOR + 0.20%), 06/25/37 (g) (h)	1,653	1,396
Stratus CLO 2021-2 Ltd
Series 2021-A-2A, 1.07%, (3 Month USD LIBOR + 0.90%), 12/28/29 (g)	600	600
Stratus CLO 2021-3 Ltd
Series 2021-A-3A, 1.13%, (3 Month USD LIBOR + 0.95%), 12/29/29 (g)	1,300	1,300
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 0.76%, (1 Month USD LIBOR + 0.66%), 10/19/34 (g) (h)	8	7
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 2.43%, 02/25/34 (g)	94	94
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.08%, (3 Month USD LIBOR + 0.95%), 07/14/26 (g)	373	373
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (h)	473	21
THL Credit Wind River 2019-3 Clo Ltd
Series 2019-AR-3A, 1.20%, (3 Month USD LIBOR + 1.08%), 07/15/31 (g)	1,100	1,100
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, REMIC, 0.99%, (3 Month USD LIBOR + 0.87%), 10/15/27 (g)	4	4
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 2.97%, 07/25/36 (g)	2,546	2,309
Series 2005-A3-1, REMIC, 2.14%, 04/25/45 (g)	66	66
Toro European CLO 7 DAC
Series ARE-7A, 0.81%, (3 Month EURIBOR + 1.15%), 02/15/34, EUR (f) (g)	1,800	2,049
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.24%, (3 Month GBP LIBOR + 1.03%), 10/20/51, GBP (f) (g) (h)	4,066	5,542
Towd Point Mortgage Trust
Series 2019-A1A-HY3, REMIC, 1.10%, (1 Month USD LIBOR + 1.00%), 07/25/27 (g)	917	923
Venture 38 CLO Ltd
Series 2019-A1R-38A, 1.31%, (3 Month USD LIBOR + 1.16%), 07/30/32 (g)	1,500	1,500
Venture XX CLO Ltd
Series 2015-AR-20A, 0.94%, (3 Month USD LIBOR + 0.82%), 04/15/27 (f) (g)	809	809
Venture XXI CLO Ltd
Series 2015-AR-21A, 1.00%, (3 Month USD LIBOR + 0.88%), 07/15/27 (g)	619	620
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 1.15%, (3 Month USD LIBOR + 1.02%), 04/20/29 (g)	366	366
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 1.12%, (3 Month USD LIBOR + 0.99%), 07/22/30 (g)	1,200	1,199
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 1.25%, (3 Month USD LIBOR + 1.12%), 07/20/32 (g)	1,500	1,498
Voya 2012-4 Ltd
Series 2012-A1R3-4A, 1.12%, (3 Month USD LIBOR + 1.00%), 10/15/30 (g)	500	500
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 2.58%, 06/25/33 (g)	54	53
Series 2003-2A-AR9, REMIC, 2.37%, 09/25/33 (g)	43	42
Series 2005-3A1-AR10, REMIC, 2.02%, 08/25/35 (g)	7	7
Series 2005-2A1-AR14, REMIC, 2.93%, 12/25/35 (g)	65	65
Series 2006-1A-AR9, REMIC, 1.08%, (12 Month Treasury Average + 1.00%), 08/25/46 (g)	929	951
Series 2007-1A-OA4, REMIC, 0.85%, (12 Month Treasury Average + 0.77%), 05/25/47 (g)	190	186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 2.35%, 03/25/33 (g)	26	25
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 1.07%, (3 Month USD LIBOR + 0.95%), 07/16/27 (f) (g)	179	179
Total Non-U.S. Government Agency Asset-Backed Securities (cost $164,197)		165,272
CORPORATE BONDS AND NOTES 1.4%
Financials 1.0%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (f)	89	87
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (e) (i) (j)	200	242
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,293
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	3,984
Ford Motor Credit Company LLC
3.55%, 10/07/22	1,600	1,623
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (e) (g) (i) (j)	600	743
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (f)	400	402
2.65%, 09/19/22 (f)	200	202
3.96%, 09/19/23 (f)	400	417
The Royal Bank of Scotland Group Public Limited Company
1.77%, (3 Month USD LIBOR + 1.55%), 06/25/24 (g) (j)	2,000	2,030
4.52%, 06/25/24 (j)	1,300	1,357
UniCredit S.p.A.
7.83%, 12/04/23 (f)	6,750	7,520
		19,900
Energy 0.2%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (f)	200	201
Petrobras Global Finance B.V.
5.09%, 01/15/30	3,043	3,164
		3,365
Consumer Discretionary 0.1%
Nissan Motor Acceptance Corporation
2.80%, 01/13/22 (f)	1,900	1,901
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (f)	300	324
		2,225
Industrials 0.1%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (e)	200	201
Komatsu Finance America Inc.
2.44%, 09/11/22 (e)	400	404
Park Aerospace Holdings Limited
4.50%, 03/15/23 (f)	200	206
		811
Communication Services 0.0%
CC Holdings GS V LLC
3.85%, 04/15/23	200	207
Discovery Communications, LLC
2.95%, 03/20/23	53	54
		261
Information Technology 0.0%
VMware, Inc.
3.90%, 08/21/27	200	218
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (f)	200	212
Real Estate 0.0%
Crown Castle International Corp.
3.15%, 07/15/23	200	206
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	104
Total Corporate Bonds And Notes (cost $26,117)		27,302
PREFERRED STOCKS 0.1%
Financials 0.1%
Wells Fargo & Company, 7.50% (i) (j)	—	745
Total Preferred Stocks (cost $500)		745
SHORT TERM INVESTMENTS 0.9%
Discount Notes 0.9%
FHLBanks Office of Finance
0.04%, 01/21/22 (k) (l)	8,300	8,300
0.01%, 01/28/22 (k) (l)	9,000	9,000
Total Short Term Investments (cost $17,300)		17,300
Total Investments 123.8% (cost $2,352,526)		2,372,693
Total Purchased Options 0.2% (cost $2,242)		3,181
Other Derivative Instruments (0.2)%		(4,450)
Other Assets and Liabilities, Net (23.8)%		(454,294)
Total Net Assets 100.0%		1,917,130

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $1,651,868.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $45,518 and 2.4% of the Fund.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) The coupon rate represents the yield to maturity.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Babson Euro CLO 2015-1 B.V., Series 2015-A1R-1A, 0.27%, 10/25/29	10/12/17	129	124	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	242	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	200	201	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Real Return Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Commonwealth of Australia, 1.25%, 02/21/22	05/23/18	4,340	4,619	0.3
Commonwealth of Australia, 3.00%, 09/20/25	08/22/17	9,097	9,694	0.5
Eurosail PLC, Series 2007-A3A-3X, 1.04%, 06/13/45	06/29/16	936	1,033	0.1
France Government Inflation Indexed Bond, 0.25%, 07/25/24	09/09/20	4,851	4,870	0.3
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.39%, 06/18/38	09/18/21	63	61	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.37%, 03/18/39	09/18/21	84	82	—
Grifonas Finance No.1 PLC, Series A-1, 0.00%, 08/28/39	02/10/15	463	604	—
HM Treasury, 1.88%, 11/22/22	08/27/21	6,825	6,774	0.4
HM Treasury, 1.25%, 11/22/27	09/23/19	4,934	5,537	0.3
Jubilee CLO 2015-XV B.V., Series 2015-AR-15A, 0.29%, 07/12/28	09/15/17	459	437	—
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	404	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	743	—
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	02/02/21	35,919	34,635	1.8
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/24	08/27/21	13,663	13,522	0.7
		83,340	83,582	4.4

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	669	March 2023	EUR	167,706	(19)	(186)
Euro Bund	390	March 2022	EUR	67,853	—	(1,156)
United States 10 Year Ultra Bond	33	March 2022		4,833	9	(1)
United States 2 Year Note	121	April 2022		26,437	6	(38)
United States 5 Year Note	1,471	April 2022		178,040	103	(84)
					99	(1,465)
Short Contracts
Australia 10 Year Bond	(44)	March 2022	AUD	(6,123)	14	1
Australia 3 Year Bond	(72)	March 2022	AUD	(8,207)	5	(8)
Euro BOBL	(500)	March 2022	EUR	(67,139)	—	589
Euro Buxl 30 Year Bond	(151)	March 2022	EUR	(32,916)	—	1,925
Euro Schatz	(3,075)	March 2022	EUR	(345,036)	—	616
Italy Government BTP Bond	(145)	March 2022	EUR	(21,819)	—	570
Italy Short Term Government BTP Bond	(38)	March 2022	EUR	(4,308)	—	20
Japan 10 Year Bond	(25)	March 2022	JPY	(3,800,964)	—	98
Long Gilt	(172)	March 2022	GBP	(21,546)	(28)	86
United States 10 Year Note	(135)	March 2022		(17,559)	(9)	(54)
United States Long Bond	(550)	March 2022		(87,773)	(309)	(468)
United States Ultra Bond	(221)	March 2022		(43,509)	(345)	(55)
					(672)	3,320

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.84	(M)	11/21/28		19,000	(6)	(138)
3M LIBOR (M)	Paying	1.89	(S)	11/21/53		3,800	20	102
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(M)	03/20/22	JPY	60,000	—	—
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.00	(M)	03/20/22	JPY	792,690	—	(1)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(M)	03/20/28	JPY	60,000	—	(7)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(M)	03/20/29	JPY	792,690	—	(146)
Bank of Japan Overnight Call Rate TONAR (M)	Paying	0.00	(S)	03/20/22	JPY	60,000	—	—
Bank of Japan Overnight Call Rate TONAR (M)	Paying	0.00	(S)	03/20/22	JPY	792,690	—	—
France CPI Excluding Tobacco (A)	Receiving	1.03	(M)	03/15/24	EUR	7,600	1	216
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	—	(75)
France CPI Excluding Tobacco (M)	Paying	1.91	(A)	01/15/38	EUR	410	—	(18)
HICP (A)	Receiving	0.09	(M)	05/15/22	EUR	1,100	—	71
HICP (A)	Receiving	0.33	(M)	07/15/22	EUR	4,100	1	262
HICP (M)	Paying	1.38	(A)	03/15/31	EUR	15,200	3	(1,659)
Sterling Overnight Index Average Rate (Q)	Receiving	1.25	(M)	03/20/24	GBP	44,600	(6)	7
Sterling Overnight Index Average Rate (A)	Receiving	1.01	(M)	03/20/24	GBP	168,200	(22)	151
Sterling Overnight Index Average Rate (A)	Receiving	0.75	(M)	09/21/32	GBP	13,600	(51)	(50)
Sterling Overnight Index Average Rate (M)	Paying	0.90	(A)	03/21/23	GBP	168,200	22	(49)
Sterling Overnight Index Average Rate (M)	Paying	1.18	(A)	03/21/23	GBP	44,600	6	16
U.K. Retail Price Index (A)	Receiving	4.22	(M)	08/15/22	GBP	2,000	(8)	77

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.K. Retail Price Index (A)	Receiving	4.18	(M)	09/15/22	GBP	2,200	(10)	75
U.K. Retail Price Index (A)	Receiving	4.48	(M)	09/15/23	GBP	2,100	(13)	55
U.K. Retail Price Index (A)	Receiving	4.74	(M)	12/15/26	GBP	1,700	(13)	(13)
U.K. Retail Price Index (M)	Paying	3.22	(A)	03/15/22	GBP	3,400	—	(169)
U.K. Retail Price Index (M)	Paying	3.85	(A)	09/15/24	GBP	9,300	61	(258)
U.K. Retail Price Index (M)	Paying	3.33	(A)	01/15/25	GBP	24,100	158	(2,560)
U.K. Retail Price Index (M)	Paying	3.47	(A)	08/15/25	GBP	12,100	80	(1,181)
U.K. Retail Price Index (M)	Paying	3.40	(A)	06/15/30	GBP	7,500	45	(900)
U.K. Retail Price Index (M)	Paying	3.48	(A)	08/15/30	GBP	12,200	58	(2,078)
U.K. Retail Price Index (M)	Paying	3.75	(A)	04/15/31	GBP	2,000	10	(261)
U.K. Retail Price Index (M)	Paying	4.07	(A)	09/15/31	GBP	2,700	13	(110)
U.K. Retail Price Index (M)	Paying	3.57	(A)	03/15/36	GBP	2,200	11	(381)
U.K. Retail Price Index (M)	Paying	3.58	(A)	03/15/36	GBP	4,700	25	(772)
U.S. CPURNSA (A)	Receiving	2.50	(M)	07/15/22		24,500	(7)	1,290
U.S. CPURNSA (A)	Receiving	2.21	(M)	02/05/23		19,770	(44)	907
U.S. CPURNSA (A)	Receiving	2.22	(M)	04/13/23		1,490	(2)	67
U.S. CPURNSA (A)	Receiving	2.26	(M)	04/27/23		10,364	(11)	443
U.S. CPURNSA (A)	Receiving	2.56	(M)	05/08/23		11,800	(10)	1,432
U.S. CPURNSA (A)	Receiving	2.31	(M)	02/26/26		1,400	(1)	102
U.S. CPURNSA (A)	Receiving	2.42	(M)	03/05/26		8,700	(5)	586
U.S. CPURNSA (A)	Receiving	2.77	(M)	05/13/26		6,500	(3)	298
U.S. CPURNSA (A)	Receiving	2.81	(M)	05/14/26		3,000	(1)	130
U.S. CPURNSA (A)	Receiving	2.70	(M)	05/25/26		4,850	(1)	235
U.S. CPURNSA (A)	Receiving	2.69	(M)	06/01/26		900	—	43
U.S. CPURNSA (A)	Receiving	1.80	(M)	08/25/27		3,700	(4)	469
U.S. CPURNSA (A)	Receiving	1.89	(M)	08/27/27		4,500	(5)	539
U.S. CPURNSA (A)	Receiving	2.57	(M)	08/26/28		800	(1)	29
U.S. CPURNSA (A)	Receiving	2.65	(M)	09/10/28		1,900	(4)	54
U.S. CPURNSA (A)	Receiving	2.31	(M)	02/24/31		16,800	(63)	1,497
U.S. CPURNSA (M)	Paying	2.17	(A)	01/19/22		6,000	—	(264)
U.S. CPURNSA (M)	Paying	2.18	(A)	01/19/22		7,600	—	(333)
U.S. CPURNSA (M)	Paying	2.16	(A)	01/19/22		8,200	—	(361)
U.S. CPURNSA (M)	Paying	2.17	(A)	02/01/22		1,800	—	(83)
U.S. CPURNSA (M)	Paying	2.16	(A)	02/04/22		23,900	(3)	(1,116)
U.S. CPURNSA (M)	Paying	2.20	(A)	02/05/22		100	—	(5)
U.S. CPURNSA (M)	Paying	2.34	(A)	02/05/28		10,040	14	(684)
U.S. CPURNSA (M)	Paying	2.37	(A)	06/06/28		8,700	12	(539)
U.S. CPURNSA (M)	Paying	2.38	(A)	07/09/28		7,900	13	(469)
U.S. CPURNSA (M)	Paying	2.00	(A)	07/25/29		6,100	19	(659)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	51	(1,967)
U.S. CPURNSA (M)	Paying	1.28	(A)	05/19/30		2,200	6	(420)
							335	(8,573)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Barclays Bank PLC (Q)	1.00	12/20/22	(700)	6	—	1
General Electric Company (Q)	1.00	12/20/23	(700)	10	—	50
				16	—	51

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Schatz Future, Mar. 2022	1,000	EUR	113.70	02/18/22	—	5
Euro Schatz Future, Mar. 2022	542	EUR	113.50	02/18/22	—	—
					—	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 5 Year Note Future, Mar. 2022	Put	114.00	01/21/22	1,600	—

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]		Value ($)
Interest Rate Swaptions
3M LIBOR, 11/21/53	DUB	Put	223.65	11/17/23		14,100,000	668
6M EURIBOR, 11/08/52	BNP	Put	19.70	11/04/22	EUR	13,300,000	1,871
6M EURIBOR, 11/04/52	MSC	Put	19.00	11/02/22	EUR	4,600,000	642
							3,181

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.36, 06/20/26	DUB	Put	102.00	01/19/22		900,000	—
CDX.NA.HY.36, 06/20/26	GSC	Put	102.00	01/19/22		600,000	—
CDX.NA.HY.37, 12/20/26	DUB	Put	9,600.00	03/16/22		1,100,000	(1)
CDX.NA.IG.36, 06/20/26	GSC	Put	72.50	01/19/22		3,100,000	—
CDX.NA.IG.37, 12/20/26	BCL	Put	85.00	01/19/22		4,100,000	—
CDX.NA.IG.37, 12/20/26	BCL	Put	95.00	03/16/22		3,100,000	(1)
CDX.NA.IG.37, 12/20/26	BCL	Put	90.00	04/20/22		3,100,000	(2)
CDX.NA.IG.37, 12/20/26	BOA	Put	80.00	02/16/22		6,400,000	(1)
CDX.NA.IG.37, 12/20/26	BOA	Put	90.00	04/20/22		2,800,000	(2)
CDX.NA.IG.37, 12/20/26	CIT	Put	85.00	01/19/22		2,400,000	—
CDX.NA.IG.37, 12/20/26	DUB	Put	90.00	03/16/22		3,200,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	100.00	03/16/22		2,700,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	90.00	03/16/22		2,700,000	(1)
CDX.NA.IG.37, 12/20/26	GSC	Put	90.00	04/20/22		2,700,000	(2)
CDX.NA.IG.37, 12/20/26	JPM	Put	95.00	03/16/22		3,800,000	(1)
CDX.NA.IG.37, 12/20/26	JPM	Put	95.00	04/20/22		2,500,000	(1)
CDX.NA.IG.37, 12/20/26	JPM	Put	90.00	04/20/22		2,600,000	(2)
CDX.NA.IG.37, 12/20/26	MSC	Put	100.00	03/16/22		3,700,000	(1)
CDX.NA.IG.37, 12/20/26	MSC	Put	90.00	04/20/22		2,400,000	(1)
CDX.NA.IG.37, 12/20/26	MSC	Put	95.00	04/20/22		2,400,000	(1)
ITRAXX.EUR.36, 12/20/26	BCL	Put	80.00	01/19/22	EUR	400,000	—
ITRAXX.EUR.36, 12/20/26	BCL	Put	75.00	01/19/22	EUR	2,100,000	—
ITRAXX.EUR.36, 12/20/26	BCL	Put	90.00	03/16/22	EUR	8,000,000	(4)
ITRAXX.EUR.36, 12/20/26	BCL	Put	95.00	03/16/22	EUR	2,000,000	(1)
ITRAXX.EUR.36, 12/20/26	BCL	Put	80.00	03/16/22	EUR	4,200,000	(2)
ITRAXX.EUR.36, 12/20/26	BOA	Put	80.00	01/19/22	EUR	500,000	—
ITRAXX.EUR.36, 12/20/26	BOA	Put	90.00	03/16/22	EUR	2,000,000	(1)
ITRAXX.EUR.36, 12/20/26	BOA	Put	85.00	04/20/22	EUR	2,300,000	(2)
ITRAXX.EUR.36, 12/20/26	CIT	Put	80.00	02/16/22	EUR	300,000	—
ITRAXX.EUR.36, 12/20/26	JPM	Put	90.00	03/16/22	EUR	4,100,000	(2)
ITRAXX.EUR.36, 12/20/26	MSC	Put	85.00	04/20/22	EUR	3,000,000	(2)
ITRAXX.EUR.36, 12/20/26	MSC	Put	90.00	04/20/22	EUR	2,100,000	(1)
ITRAXX.EUR.XO.35, 06/20/26	BCL	Put	350.00	01/19/22	EUR	2,100,000	—
ITRAXX.EUR.XO.35, 06/20/26	CGM	Put	350.00	01/19/22	EUR	800,000	—
ITRAXX.EUR.XO.35, 06/20/26	JPM	Put	350.00	01/19/22	EUR	400,000	—
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	375.00	01/19/22	EUR	500,000	—
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	425.00	02/16/22	EUR	300,000	—
ITRAXX.EUR.XO.36, 12/20/26	BCL	Put	425.00	03/16/22	EUR	500,000	(1)
							(35)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		194	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		17	—
							—
Interest Rate Swaptions
3M LIBOR, 11/21/28	DUB	Put	234.00	11/17/23		69,600,000	(688)
6M EURIBOR, 11/08/32	BNP	Put	0.00	11/04/22	EUR	39,900,000	(2,214)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
6M EURIBOR, 11/04/32	MSC	Put	0.00	11/02/22	EUR	13,700,000	(745)
							(3,647)
Options on Securities
Federal National Mortgage Association, Inc., 2.00%, 01/15/52	BOA	Call	100.58	01/06/22		900,000	—
Federal National Mortgage Association, Inc., 2.00%, 01/15/52	JPM	Call	100.73	01/06/22		700,000	—
Federal National Mortgage Association, Inc., 2.00%, 01/15/52	JPM	Call	100.08	01/06/22		800,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 01/15/52	BOA	Put	98.58	01/06/22		900,000	—
Federal National Mortgage Association, Inc., 2.00%, 02/15/52	JPM	Call	100.97	02/07/22		700,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 02/15/52	JPM	Call	100.14	02/07/22		700,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 02/15/52	JPM	Call	100.11	02/07/22		700,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 02/15/52	JPM	Put	98.97	02/07/22		700,000	(2)
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Call	100.48	03/07/22		600,000	(1)
Federal National Mortgage Association, Inc., 2.00%, 03/15/51	JPM	Call	100.35	03/07/22		700,000	(2)
Federal National Mortgage Association, Inc., 2.50%, 01/15/52	JPM	Call	103.33	01/06/22		700,000	—
Federal National Mortgage Association, Inc., 2.50%, 01/15/52	JPM	Put	102.33	01/06/22		700,000	(2)
Federal National Mortgage Association, Inc., 3.00%, 01/15/52	JPM	Put	104.06	01/06/22		900,000	(4)
Federal National Mortgage Association, Inc., 3.00%, 03/15/52	JPM	Call	103.75	03/07/22		900,000	—
							(17)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SCB	01/07/22	AUD	13,227	9,623	201
CNY/USD	DUB	01/21/22	CNY	6,313	989	2
EUR/USD	JPM	01/04/22	EUR	995	1,133	4
EUR/USD	UBS	01/04/22	EUR	3,157	3,594	20
GBP/USD	DUB	01/07/22	GBP	957	1,295	7
GBP/USD	JPM	01/07/22	GBP	781	1,057	13
IDR/USD	BNP	01/21/22	IDR	182,783	13	—
MXN/USD	BOA	01/12/22	MXN	13,287	648	10
MXN/USD	CIT	04/18/22	MXN	15,520	744	29
RUB/USD	BCL	01/24/22	RUB	2,453	33	(1)
RUB/USD	UBS	01/24/22	RUB	947	13	(1)
RUB/USD	DUB	02/18/22	RUB	2,282	29	—
RUB/USD	CIT	03/18/22	RUB	1,172	15	—
USD/AUD	JPM	01/07/22	AUD	(10,782)	(7,844)	(118)
USD/AUD	SCB	01/07/22	AUD	(4,872)	(3,545)	(71)
USD/AUD	UBS	01/07/22	AUD	(3,817)	(2,777)	(48)
USD/CAD	BNP	01/07/22	CAD	(7,763)	(6,137)	(41)
USD/CNY	JPM	01/21/22	CNY	(3,402)	(532)	(4)
USD/CNY	JPM	01/21/22	CNY	(1,271)	(200)	—
USD/CNY	SCB	01/21/22	CNY	(1,501)	(235)	(2)
USD/EUR	UBS	01/04/22	EUR	(107,059)	(121,887)	(351)
USD/GBP	CSI	01/05/22	GBP	(1,605)	(2,172)	—
USD/GBP	DUB	01/07/22	GBP	(562)	(761)	(17)
USD/GBP	JPM	01/07/22	GBP	(32,222)	(43,614)	(582)
USD/JPY	CIT	01/07/22	JPY	(4,361,700)	(37,919)	683
USD/MXN	BNP	01/12/22	MXN	(13,287)	(648)	1
USD/MXN	BOA	03/04/22	MXN	(13,287)	(642)	(10)
USD/NZD	MSC	01/07/22	NZD	(21,225)	(14,536)	4
USD/NZD	UBS	01/07/22	NZD	(13,980)	(9,574)	(147)
USD/PEN	CIT	03/17/22	PEN	(3,436)	(858)	(28)
USD/PEN	CIT	05/09/22	PEN	(18,421)	(4,579)	(74)
USD/PEN	BOA	07/25/22	PEN	(6,549)	(1,618)	8
					(240,892)	(513)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	2,162,074	—	2,162,074
Non-U.S. Government Agency Asset-Backed Securities	—	165,272	—	165,272
Corporate Bonds And Notes	—	27,302	—	27,302
Preferred Stocks	745	—	—	745
Short Term Investments	—	17,300	—	17,300
	745	2,371,948	—	2,372,693
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,905	—	—	3,905
Centrally Cleared Interest Rate Swap Agreements	—	9,153	—	9,153
Centrally Cleared Credit Default Swap Agreements	—	51	—	51
Exchange Traded Futures Options	5	—	—	5
Exchange Traded Purchased Options	—	—	—	—
OTC Purchased Options	—	3,181	—	3,181
Open Forward Foreign Currency Contracts	—	982	—	982
	3,910	13,367	—	17,277
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,050)	—	—	(2,050)
Centrally Cleared Interest Rate Swap Agreements	—	(17,726)	—	(17,726)
OTC Written Options	—	(3,699)	—	(3,699)
Open Forward Foreign Currency Contracts	—	(1,495)	—	(1,495)
	(2,050)	(22,920)	—	(24,970)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 89.0%
Information Technology 15.5%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	7,806	7,767
USD 2nd Lien Term Loan , 8.25%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	947
Arches Buyer Inc.
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 12/06/27 (a)	4,059	4,026
Avaya, Inc.
2021 Term Loan B2, 4.11%, (3 Month USD LIBOR + 4.00%), 12/15/27 (a)	4,400	4,393
Banff Merger Sub Inc
2021 USD Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 10/01/25 (a)	5,004	4,969
2021 USD 2nd Lien Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 03/23/26 (a) (b)	1,000	1,008
2021 USD 2nd Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.50%), 03/23/26 (a)	1,000	1,008
Conduent Business Services, LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 10/15/28 (a)	2,962	2,956
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	7,974	7,958
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/08/26 (a)	6,455	6,429
DCert Buyer, Inc.
2019 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 07/31/26 (a)	5,361	5,347
Delta TopCo, Inc.
2020 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/07/27 (a)	2,736	2,737
Dotdash Meredith Inc
Term Loan B, 4.50%, (SOFR + 4.00%), 11/23/28 (a)	3,517	3,513
Endure Digital Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	9,357	9,269
eResearchTechnology, Inc.
2020 1st Lien Term Loan, 5.50%, (1 Month USD LIBOR + 4.50%), 02/05/27 (a)	2,836	2,843
Eta Australia Holdings III Pty Ltd
Term Loan, 4.09%, (3 Month USD LIBOR + 4.00%), 03/08/26 (a)	2,823	2,799
Global Tel*Link Corporation
2018 1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/20/25 (a)	1,067	1,035
2018 2nd Lien Term Loan, 8.34%, (3 Month USD LIBOR + 8.25%), 11/29/26 (a)	1,000	930
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 4.75%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	2,084	2,091
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.25%, (1 Month USD LIBOR + 3.50%), 07/01/24 (a)	2,450	2,457
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	1,909	1,913
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/06/25 (a)	4,054	4,049
LogMeIn, Inc.
Term Loan B, 4.84%, (3 Month USD LIBOR + 4.75%), 08/31/27 (a)	9,638	9,575
McAfee, LLC
2018 USD Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 09/29/24 (a)	3,312	3,314
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 11/18/28 (a)	3,537	3,534
MH Sub I, LLC
2017 1st Lien Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 08/09/24 (a)	4,206	4,182
MPH Acquisition Holdings LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/17/28 (a)	8,337	8,123
Nielsen Consumer Inc.
2021 USD Term Loan B, 4.09%, (3 Month USD LIBOR + 3.75%), 02/05/28 (a)	2,806	2,800
OneDigital Borrower LLC
2020 Term Loan, 5.25%, (SOFR + 4.25%), 10/29/27 (a)	2,127	2,120
2021 Term Loan, 4.75%, (SOFR 30-Day Average + 4.25%), 11/16/27 (a)	1,500	1,495
Osmosis Debt Merger Sub, Inc.
2021 1st Lien Delayed Draw Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 06/17/28 (a) (b)	586	586
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	7,918	7,916
Presidio Holdings Inc.
2020 Term Loan B, 3.60%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	3	3
Presidio, Inc.
2020 Term Loan B, 3.60%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	132	132
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	2,577	2,570
Priority Payment Systems Holdings, LLC
2021 Term Loan, 6.75%, (3 Month USD LIBOR + 5.75%), 04/21/27 (a)	4,824	4,727
Proofpoint, Inc.
1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	3,085	3,070
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (a)	5,791	5,770
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (a)	4,760	4,535
2021 2nd Lien Term Loan, 8.50%, (3 Month USD LIBOR + 7.75%), 04/16/29 (a)	1,400	1,286
Rocket Software, Inc.
2018 Term Loan , 4.34%, (3 Month USD LIBOR + 4.25%), 11/20/25 (a)	3,769	3,742
2021 USD Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 11/28/25 (a)	995	992
SITEL Worldwide Corporation
2021 USD Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 07/28/28 (a)	5,987	5,980
SkillSoft Corporation
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 12/31/24 (a)	1,595	1,597
Sophia, L.P.
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	5,707	5,703
SurveyMonkey Inc.
2018 Term Loan B, 3.83%, (3 Month USD LIBOR + 3.75%), 10/10/25 (a)	2,004	1,989
Tibco Software Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 03/21/26 (a) (b)	5,998	5,936
Ultra Clean Holdings, Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 08/27/25 (a) (b)	2	2
2021 Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 08/27/25 (a)	2,432	2,433
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.18%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	7,226	7,092
Vision Solutions, Inc.
2021 Incremental Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/24/28 (a)	6,057	6,041
		187,689
Consumer Discretionary 15.4%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 4.50%, (1 Month USD LIBOR + 4.00%), 06/17/28 (a)	4,687	4,690

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Aristocrat Leisure Limited
2020 Incremental Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 10/19/24 (a)	3,295	3,306
At Home Group Inc.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	6,000	5,997
Authentic Brands
2021 Delayed Draw Term Loan B2, 0.00%, (SOFR + 3.50%), 12/08/28 (a) (b)	1,285	1,278
2021 Delayed Draw Term Loan B3, 0.00%, (SOFR + 3.50%), 12/08/28 (a) (b)	202	201
2021 Term Loan B1, 0.00%, (SOFR + 3.50%), 12/08/28 (a) (b)	202	201
2021 2nd Lien Term Loan, 0.00%, (SOFR + 6.00%), 12/10/29 (a) (b) (c)	1,000	1,000
Callaway Golf Company
Term Loan B, 4.60%, (3 Month USD LIBOR + 4.50%), 12/31/25 (a)	2,762	2,763
Carnival Corporation
USD Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 06/29/25 (a)	6,965	6,895
Creative Artists Agency, LLC
2019 Term Loan B, 3.84%, (3 Month USD LIBOR + 3.75%), 11/19/26 (a)	2,859	2,850
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (a)	4,176	4,169
DexKo Global Inc.
2021 USD Delayed Draw Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	345	343
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a)	2,791	2,778
Empire Today, LLC
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 5.00%), 04/01/28 (a)	4,863	4,778
Employbridge LLC
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	7,149	7,082
Equiniti Group PLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 10/29/28 (a) (b)	1,741	1,744
Evergreen Acqco 1 LP
2021 USD Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 04/21/28 (a)	3,593	3,569
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/24/26 (a)	2,331	2,326
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3 Month USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	4,819	4,786
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.75%), 02/26/28 (a)	5,906	5,908
Herschend Entertainment Company, LLC
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 08/18/28 (a)	1,496	1,492
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 5.00%, (1 Month USD LIBOR + 4.00%), 11/11/23 (a)	3,982	3,694
Hoya Midco, LLC
2017 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 06/27/24 (a)	2,364	2,361
Hunter Fan Company
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 04/08/28 (a)	4,863	4,863
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 04/25/24 (a)	2,839	2,833
International Textile Group, Inc.
1st Lien Term Loan, 5.13%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	4,178	3,851
J&J Ventures Gaming, LLC
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	3,638	3,638
Jo-Ann Stores, Inc.
2021 Term Loan B1, 5.50%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	4,678	4,623
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.00%), 07/31/26 (a)	6,057	5,864
Les Schwab Tire Centers
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 10/26/27 (a)	2,779	2,771
Lifetime Brands, Inc.
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 03/13/25 (a) (c)	2,242	2,231
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (a)	4,850	4,802
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	2,293	2,415
New Constellis Borrower LLC
2020 2nd Lien PIK Term Loan, 12.00%, (3 Month USD LIBOR + 11.00%), 03/27/25 (a) (c)	328	197
Petmate
Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 5.50%), 09/15/28 (a) (b)	883	876
Incremental Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 09/15/28 (a)	4,417	4,378
PetSmart, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 12/31/24 (a)	2,909	2,911
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1 Month USD LIBOR + 2.75%), 04/07/24 (a)	2,640	2,567
Proampac PG Borrower LLC
2020 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 11/03/25 (a)	4,023	4,023
Red Planet Borrower, LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/23/28 (a)	6,125	6,085
Samsonite International S.A.
2020 Incremental Term Loan B2, 3.75%, (3 Month USD LIBOR + 3.00%), 04/25/25 (a)	2,593	2,576
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 10/21/23 (a)	4,559	2,918
Spectacle Gary Holdings LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 11/17/28 (a) (b)	3,000	2,998
Spin Holdco Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	6,879	6,895
Springs Windows Fashions, LLC
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	4,513	4,468
Staples, Inc.
7 Year Term Loan, 5.13%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	8,714	8,405
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (a)	2,771	2,765
TKC Holdings, Inc.
2021 Term Loan, 6.50%, (3 Month USD LIBOR + 5.50%), 05/03/28 (a)	6,773	6,773
Trader Corporation
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 09/28/23 (a)	2,610	2,603
TruGreen Limited Partnership
2020 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 03/19/26 (a)	1,833	1,834
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (a)	5,062	5,034
Wilsonart LLC
2021 Term Loan E, 4.50%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	5,043	5,038
		185,446
Health Care 14.1%
ADMI Corp.
2021 Incremental Term Loan B3, 4.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (a)	5,985	5,969
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Advisor Group, Inc.
2021 Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 07/31/26 (a)	6,501	6,519
Air Methods Corporation
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	3,527	3,343
Amneal Pharmaceuticals LLC
2018 Term Loan B, 3.62%, (3 Month USD LIBOR + 3.50%), 03/26/25 (a)	4,896	4,841
ASP Navigate Acquisition Corp
Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a)	5,810	5,825
Athenahealth, Inc.
2021 Term Loan B1, 4.40%, (3 Month USD LIBOR + 4.25%), 02/11/26 (a)	3,526	3,523
ATI Holdings Acquisition, Inc.
2016 Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 05/10/23 (a)	2,420	2,324
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.84%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,139	3,111
Azurity Pharmaceuticals, Inc.
2021 Term Loan B, 8.25%, (3 Month USD LIBOR + 6.00%), 09/28/27 (a)	3,190	3,117
CCRR Parent, Inc
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 03/06/28 (a) (b)	1,140	1,138
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 03/06/28 (a)	2,861	2,855
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1 Month USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	4,548	4,543
CHG Healthcare Services Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 09/22/28 (a)	3,971	3,967
Da Vinci Purchaser Corp.
2019 Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	3,671	3,670
Endo Luxembourg Finance Company I S.a r.l.
2021 Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	4,695	4,557
Ensemble RCM, LLC
Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 07/24/26 (a)	4,267	4,260
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 09/27/25 (a)	3,138	2,516
Gainwell Acquisition Corp.
Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	5,690	5,699
Global Medical Response, Inc.
2017 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 09/26/24 (a) (b)	3,000	2,986
2017 Incremental Term Loan, 5.25%, (6 Month USD LIBOR + 4.25%), 09/26/24 (a)	500	498
2020 Term Loan B, 5.25%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	4,029	4,007
Hunter Holdco 3 Limited
USD Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 08/05/28 (a)	5,730	5,724
Illuminate Merger Sub Corp.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (a)	2,635	2,611
2nd Lien Term Loan, 7.25%, (3 Month USD LIBOR + 6.75%), 06/29/29 (a)	1,000	989
Kodiak Building Partners Inc.
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a) (b)	1,502	1,489
Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 02/25/28 (a)	2,851	2,827
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (a)	9,441	9,428
LSCS Holdings Inc
2021 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.50%), 11/23/28 (a) (b)	2,483	2,481
Medical Solutions L.L.C.
2021 First Lien Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 10/08/28 (a)	4,162	4,153
National Mentor Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	5,307	5,244
2021 Term Loan C, 4.50%, (3 Month USD LIBOR + 3.75%), 02/18/28 (a)	168	166
One Call Corporation
2021 Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 04/08/27 (a)	2,939	2,937
Padagis LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a) (b)	2,250	2,236
PADAGIS LLC
Term Loan B, 5.25%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	1,500	1,491
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 4.18%, (3 Month USD LIBOR + 4.00%), 06/20/26 (a)	3,137	3,120
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	370	364
Radiology Partners Inc
2018 1st Lien Term Loan B, 4.35%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,651	1,625
2018 1st Lien Term Loan B, 4.36%, (3 Month USD LIBOR + 4.25%), 06/28/25 (a)	1,733	1,706
Radnet Management, Inc.
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 04/15/28 (a)	4,004	4,000
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.85%, (3 Month USD LIBOR + 3.75%), 11/09/25 (a)	4,796	4,787
ScionHealth
Term Loan B, 0.00%, (3 Month USD LIBOR + 5.25%), 12/15/28 (a) (b) (c)	6,100	5,703
Surgery Center Holdings, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/31/26 (a)	3,115	3,112
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 2.75%), 01/12/24 (a)	2,526	2,408
Tivity Health Inc
2021 Term Loan B, 4.34%, (3 Month USD LIBOR + 4.25%), 06/23/28 (a)	1,492	1,488
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 09/22/28 (a)	7,564	7,537
U.S. Renal Care, Inc.
2019 Term Loan B, 5.12%, (3 Month USD LIBOR + 5.00%), 06/11/26 (a)	4,296	4,168
Upstream Rehabilition, Inc.
2021 Term Loan, 4.34%, (1 Month USD LIBOR + 4.25%), 11/20/26 (a)	4,852	4,852
US Radiology Specialists, Inc.
2020 Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 12/10/27 (a) (b)	1,302	1,300
2020 Term Loan, 5.63%, (3 Month USD LIBOR + 5.50%), 12/10/27 (a)	—	—
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 5.63%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a)	3,415	3,360
		170,574
Industrials 12.6%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	5,749	5,947
Aegion Corporation
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/31/28 (a)	1,083	1,087
AI Mistral Holdco Limited
2017 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.00%), 01/26/24 (a)	1,674	1,446
Alliance Laundry Systems LLC
Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	4,282	4,280

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/04/28 (a)	6,709	6,680
American Trailer World Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/17/28 (a)	4,726	4,703
APX Group, Inc.
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 07/01/28 (a)	1,660	1,655
Autokiniton US Holdings, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 03/26/28 (a)	1,746	1,747
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	1,231	1,203
Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	321	313
CNT Holdings I Corp
2020 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 10/16/27 (a)	4,378	4,377
CP Atlas Buyer, Inc.
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 11/23/27 (a)	7,516	7,475
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	7,410	7,400
2021 Delayed Draw Term Loan , 4.50%, (3 Month USD LIBOR + 3.75%), 03/04/26 (a)	1,552	1,551
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	420	408
2020 Term Loan B1, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (a)	782	759
Echo Global Logistics, Inc.
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 11/09/28 (a)	2,389	2,377
Electrical Components International, Inc.
2018 1st Lien Term Loan, 4.35%, (3 Month USD LIBOR + 4.25%), 06/22/25 (a)	5,065	5,014
Engineered Machinery Holdings, Inc.
2021 USD Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 05/19/28 (a)	3,406	3,392
Gloves Buyer, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 12/29/27 (a)	7,792	7,758
Hertz Corporation, (The)
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 06/11/28 (a)	3,308	3,308
2021 Term Loan C, 3.75%, (1 Month USD LIBOR + 3.25%), 06/11/28 (a)	625	625
Hillman Group Inc. (The)
2021 Delayed Draw Term Loan , 3.25%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	58	58
2021 Term Loan B1, 3.25%, (1 Month USD LIBOR + 2.75%), 02/24/28 (a)	3,044	3,029
IBC Capital Limited
2018 1st Lien Term Loan, 3.97%, (3 Month USD LIBOR + 3.75%), 09/11/23 (a)	3,534	3,501
Infinite Bidco LLC
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 02/25/28 (a)	4,377	4,359
Kenan Advantage Group, Inc.
2021 Term Loan B1, 4.50%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	4,478	4,457
LTI Holdings, Inc.
2021 Delayed Draw Term Loan , 4.84%, (3 Month USD LIBOR + 4.75%), 07/24/26 (a)	375	375
2021 Term Loan, 4.84%, (3 Month USD LIBOR + 4.75%), 07/24/26 (a)	622	622
Madison Safety Flow
Term Loan, 0.00%, (SOFR + 3.75%), 12/14/28 (a) (b)	3,992	3,988
Term Loan, 0.00%, (SOFR + 6.75%), 12/14/29 (a) (b) (c)	1,000	1,000
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 05/04/28 (a)	7,876	7,849
Pelican Products, Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 11/16/28 (a) (b)	5,968	5,938
PODS, LLC
2021 Term Loan B, 3.75%, (3 Month USD LIBOR + 3.00%), 03/17/28 (a)	6,052	6,027
Polaris Newco LLC
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 06/03/28 (a)	8,687	8,679
Robertshaw US Holding Corp
2018 2nd Lien Term Loan, 9.00%, (3 Month USD LIBOR + 8.00%), 02/14/26 (a) (c)	373	291
Service Logic Acquisition, Inc
Delayed Draw Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	392	390
Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 10/23/27 (a)	3,380	3,366
Spectrum Holdings III Corp.
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 01/26/25 (a) (b)	997	973
1st Lien Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 01/26/25 (a)	2,195	2,143
Titan Acquisition Limited
2018 Term Loan B, 3.17%, (1 Month USD LIBOR + 3.00%), 03/16/25 (a)	5,688	5,587
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	7,028	7,038
USIC Holdings, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 05/06/28 (a)	2,844	2,838
Watlow Electric Manufacturing Company
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 03/18/28 (a)	2,798	2,791
West Corporation
Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 10/03/24 (a)	3,556	3,368
		152,172
Materials 9.2%
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 4.68%, (3 Month USD LIBOR + 4.50%), 07/25/25 (a)	4,237	4,237
Brook & Whittle Holding Corp.
2021 First Lien Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 12/14/28 (a) (b)	1,309	1,299
Charter NEX US, Inc.
2021 Term Loan, 4.50%, (1 Month USD LIBOR + 3.75%), 12/01/27 (a)	2,838	2,842
Eastman Chemical Company
2021 Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 08/12/28 (a)	4,101	4,112
Flex Acquisition Company, Inc.
2021 Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 02/24/28 (a)	9,305	9,279
Groupe Solmax Inc.
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a)	7,071	7,048
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 5.25%, (6 Month USD LIBOR + 4.75%), 02/04/26 (a)	5,719	5,553
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 3.59%, (3 Month USD LIBOR + 3.50%), 08/15/25 (a)	5,671	5,596
New Arclin U.S. Holding Corp.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/22/28 (a)	3,651	3,643
Olympus Water US Holding Corporation
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a)	3,154	3,140
Onex TSG Intermediate Corp.
2021 Term Loan B, 5.50%, (3 Month USD LIBOR + 4.75%), 02/23/28 (a)	5,337	5,325
Perstorp Holding AB
USD Term Loan B, 4.91%, (3 Month USD LIBOR + 4.75%), 04/03/26 (a)	4,925	4,881

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Plaze, Inc.
2019 Term Loan B, 3.59%, (3 Month USD LIBOR + 3.50%), 07/17/26 (a) (c)	3,872	3,776
2020 Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 08/03/26 (a)	992	983
PMHC II, Inc.
2018 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 03/20/25 (a)	2,758	2,736
2018 2nd Lien Term Loan, 8.75%, (3 Month USD LIBOR + 7.75%), 03/20/26 (a)	250	246
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.87%, (3 Month USD LIBOR + 4.75%), 08/21/25 (a)	3,083	3,083
2018 1st Lien Term Loan, 4.87%, (1 Month USD LIBOR + 4.75%), 08/21/25 (a)	2,660	2,660
2018 1st Lien Term Loan, 7.00%, (3 Month USD LIBOR + 3.75%), 08/21/25 (a)	15	15
Polymer Additives, Inc.
2018 1st Lien Term Loan, 6.10%, (3 Month USD LIBOR + 6.00%), 07/25/25 (a)	1,740	1,686
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 4.50%, (6 Month USD LIBOR + 4.00%), 09/22/28 (a)	6,000	5,982
2021 2nd Lien Term Loan, 7.25%, (6 Month USD LIBOR + 6.75%), 09/22/29 (a)	2,000	1,990
Pro Mach Group, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.00%), 08/13/28 (a)	3,708	3,717
2021 Delayed Draw Term Loan , 5.00%, (3 Month USD LIBOR + 4.00%), 08/31/28 (a)	120	121
Ring Container Technologies Group, LLC
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 08/12/28 (a)	3,020	3,023
Runner Buyer, Inc.
2021 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.50%), 10/08/28 (a)	5,864	5,776
Sylvamo Corporation
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 08/18/28 (a)	4,131	4,147
TricorBraun Holdings, Inc.
2021 Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	5,695	5,649
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.25%, (3 Month USD LIBOR + 3.25%), 10/05/24 (a)	4,466	4,462
2021 Delayed Draw Term Loan , 4.50%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	109	109
2021 Incremental Term Loan, 4.50%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	1,911	1,908
Zep Inc.
2017 1st Lien Term Loan, 5.00%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	2,463	2,395
		111,419
Financials 7.6%
Acrisure, LLC
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,055	4,005
2021 Incremental Term Loan B, 3.88%, (3 Month USD LIBOR + 3.75%), 02/15/27 (a)	499	497
2021 First Lien Term Loan B, 4.75%, (3 Month USD LIBOR + 4.25%), 02/15/27 (a)	2,587	2,583
AqGen Island Holdings, Inc.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 05/20/28 (a)	4,744	4,719
Aretec Group, Inc.
2018 Term Loan , 4.34%, (3 Month USD LIBOR + 4.25%), 08/15/25 (a)	7,446	7,443
Atlas CC Acquisition Corp
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	5,655	5,661
Term Loan C, 5.00%, (3 Month USD LIBOR + 4.25%), 04/29/28 (a)	1,150	1,151
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 09/20/24 (a)	6,514	6,496
CPC Acquisition Corp
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 01/14/28 (a) (b)	2,000	1,970
Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 01/14/28 (a)	7,729	7,613
Crown Finance US, Inc.
2018 USD Term Loan, 3.50%, (3 Month USD LIBOR + 2.50%), 02/05/25 (a)	2,485	1,917
Edelman Financial Center, LLC
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 03/15/28 (a)	4,112	4,106
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 4.50%, (3 Month USD LIBOR + 3.50%), 07/29/26 (a)	3,364	3,366
ION Trading Finance Limited
2021 USD Term Loan, 4.92%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	5,532	5,540
LSF11 A5 Holdco LLC
Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/30/28 (a)	4,032	4,025
LSF11 Skyscraper Holdco S.a r.l.
2021 USD Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 09/30/27 (a)	2,854	2,850
Park River Holdings Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	2,910	2,881
Primary Products Finance LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 10/25/28 (a) (b)	2,824	2,824
Raptor Acquisition Corp.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 11/01/26 (a)	5,045	5,054
RLG Holdings, LLC
2021 Delayed Draw Term Loan , 5.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (a)	651	649
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 07/02/28 (a)	2,573	2,565
2021 2nd Lien Term Loan, 8.25%, (3 Month USD LIBOR + 7.50%), 07/02/29 (a)	1,000	987
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (a)	2,836	2,832
Sweetwater Borrower, LLC
Term Loan B, 5.50%, (1 Month USD LIBOR + 4.75%), 12/31/24 (a)	3,010	3,010
Tiger Acquisition, LLC
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/21/28 (a)	2,790	2,770
Venga Finance S.a r.l.
2021 USDTerm Loan B, 0.00%, (3 Month USD LIBOR + 4.75%), 11/03/28 (a) (b)	4,584	4,484
		91,998
Communication Services 6.6%
Allen Media, LLC
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a) (b)	1,430	1,427
2021 Delayed Draw Term Loan B, 5.63%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a)	1,300	1,298
2021 Term Loan B, 5.63%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a)	1,945	1,941
Altice Financing S.A.
2017 USD Term Loan B, 2.87%, (3 Month USD LIBOR + 2.75%), 07/31/25 (a)	2,502	2,468
USD 2017 1st Lien Term Loan, 2.87%, (3 Month USD LIBOR + 2.75%), 01/06/26 (a)	1,167	1,153
Altice France S.A.
USD Term Loan B12, 3.81%, (3 Month USD LIBOR + 3.69%), 01/31/26 (a)	3,428	3,395
2018 Term Loan B13, 4.12%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	4,909	4,880
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 03/20/26 (a) (b)	6,982	6,275
Cablevision Lightpath LLC
Term Loan B, 3.75%, (3 Month USD LIBOR + 3.25%), 09/15/27 (a)	2,722	2,716
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	3,970	3,912

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Connect Finco Sarl
2021 Term Loan B, 4.50%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	1,670	1,669
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,020	5,008
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (a)	2,997	1,381
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (a)	5,750	5,751
Frontier Communications Corp.
2021 DIP Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 10/08/27 (a)	2,012	2,008
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (a)	7,465	7,458
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	3,268	3,258
PUG LLC
USD Term Loan , 3.59%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	3,548	3,463
Radiate Holdco, LLC
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	4,362	4,344
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	4,919	4,776
Telesat Canada
Term Loan B5, 2.90%, (3 Month USD LIBOR + 2.75%), 11/22/26 (a)	2,825	2,493
Terrier Media Buyer, Inc.
2021 Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 12/17/26 (a)	4,268	4,246
Univision Communications Inc.
2021 First Lien Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 03/15/26 (a)	3,832	3,835
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/06/28 (a) (b)	1,000	997
		80,152
Consumer Staples 4.1%
8th Avenue Food & Provisions, Inc.
2021 Incremental Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 10/01/25 (a) (c)	6,000	6,045
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 2.75%), 07/27/23 (a)	2,581	2,568
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.78%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	4,249	4,216
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (a)	4,141	4,136
PECF USS Intermediate Holding III Corporation
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 11/04/28 (a) (b)	3,268	3,270
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.50%, (3 Month USD LIBOR + 5.50%), 08/02/24 (a)	2,835	2,835
Post Holdings Inc.
2021 Term Loan B, 4.75%, (3 Month USD LIBOR + 4.00%), 10/21/24 (a)	1,501	1,502
Shearer's Foods, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,716	5,693
Sigma Bidco B.V.
2018 USD Term Loan B2, 3.16%, (3 Month USD LIBOR + 3.00%), 03/07/25 (a)	5,666	5,533
Sovos Brands Intermediate, Inc.
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 06/02/28 (a)	4,156	4,150
Triton Water Holdings, Inc
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	4,268	4,217
Verscend Holding Corp.
2021 Term Loan B, 4.09%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	5,082	5,076
		49,241
Energy 3.1%
AL NGPL Holdings, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 04/16/28 (a)	3,095	3,110
CQP Holdco LP
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.75%), 05/26/28 (a)	5,731	5,714
EG America LLC
2018 USD Term Loan, 4.13%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	6,727	6,694
EG Group Limited
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	100	100
Lucid Energy Group II Borrower, LLC
2021 Term Loan, 5.00%, (3 Month USD LIBOR + 4.25%), 11/24/28 (a)	8,302	8,195
Medallion Midland Acquisition, LLC
2021 Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 10/18/28 (a)	4,210	4,187
Natgasoline LLC
Term Loan B, 3.62%, (3 Month USD LIBOR + 3.50%), 10/31/25 (a)	2,870	2,842
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 09/22/24 (a)	6,001	5,967
		36,809
Utilities 0.8%
Helix Gen Funding, LLC
Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 03/02/24 (a)	5,760	5,580
Pacific Gas And Electric Company
2020 Term Loan, 3.50%, (3 Month USD LIBOR + 3.00%), 06/18/25 (a)	4,298	4,246
		9,826
Total Senior Floating Rate Instruments (cost $1,081,456)		1,075,326
CORPORATE BONDS AND NOTES 7.3%
Communication Services 2.1%
Audacy Capital Corp.
6.75%, 03/31/29 (d)	2,825	2,760
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (d)	2,910	3,126
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (d)	2,735	2,852
iHeartCommunications, Inc.
8.38%, 05/01/27	2,665	2,812
Iliad Holding
7.00%, 10/15/28 (d)	2,916	3,068
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (d)	2,619	2,772
Midas Opco Holdings LLC
5.63%, 08/15/29 (d)	2,980	3,050
Telesat Canada
6.50%, 10/15/27 (d)	2,102	1,629
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	2,650	2,865
		24,934
Consumer Discretionary 0.9%
Life Time, Inc.
5.75%, 01/15/26 (d)	2,930	3,047
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (d)	2,960	3,004
PM General Purchaser LLC
9.50%, 10/01/28 (d)	2,000	2,026
Tenneco Inc.
5.00%, 07/15/26	3,000	2,899
		10,976
Financials 0.9%
Acrisure, LLC
6.00%, 08/01/29 (d)	3,130	3,090

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Navient Corporation
6.75%, 06/15/26	1,250	1,381
SLM Corporation
5.63%, 08/01/33	1,800	1,714
USA Compression Finance Corp.
6.88%, 09/01/27	2,810	2,968
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (d)	1,580	1,698
		10,851
Energy 0.9%
Antero Midstream Partners LP
5.75%, 03/01/27 (d)	2,910	3,008
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (d)	2,840	2,885
EQM Midstream Partners, LP
4.50%, 01/15/29 (d)	1,250	1,300
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (d)	3,005	3,096
		10,289
Industrials 0.6%
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (d)	3,100	3,157
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (d)	3,115	3,092
United Airlines Pass Through Trust
4.38%, 04/15/26 (d)	621	648
4.63%, 04/15/29 (d)	856	888
		7,785
Materials 0.6%
CVR Partners, LP
6.13%, 06/15/28 (d)	1,204	1,273
FXI Holdings, Inc.
7.88%, 11/01/24 (d)	2,773	2,826
The Chemours Company
5.75%, 11/15/28 (d)	2,748	2,874
		6,973
Health Care 0.5%
Bausch Health Companies Inc.
6.25%, 02/15/29 (d)	3,318	3,157
Tenet Healthcare Corporation
6.13%, 10/01/28 (d)	2,925	3,091
		6,248
Utilities 0.3%
Calpine Corporation
5.13%, 03/15/28 (d)	2,975	3,023
Information Technology 0.2%
ams AG
7.00%, 07/31/25 (d)	2,700	2,864
Consumer Staples 0.2%
Sigma Holdco B.V.
7.88%, 05/15/26 (d)	2,850	2,754
Real Estate 0.1%
EPR Properties
3.75%, 08/15/29	1,313	1,324
Total Corporate Bonds And Notes (cost $87,808)		88,021
INVESTMENT COMPANIES 1.1%
SPDR Blackstone/ GSO Senior Loan ETF	300	13,689
Total Investment Companies (cost $13,792)		13,689
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	112	372
iHeartMedia, Inc. - Class A (e)	48	1,006
		1,378
Financials 0.0%
AFGlobal Corporation (c) (f)	39	20
Freedom Group Inc. (c) (e)	57	—
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (c) (e)	21	14
Energy 0.0%
Vantage Drilling International (e)	—	3
Health Care 0.0%
Envigo RMS Holding Corp. (c) (e)	—	—
Total Common Stocks (cost $7,579)		1,415
WARRANTS 0.0%
AFGlobal Corporation (c) (e)	5	—
Alliance Healthcare Services (c) (e)	—	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (e) (g)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.7%
JNL Government Money Market Fund, 0.01% (h) (i)	56,637	56,637
Total Short Term Investments (cost $56,637)		56,637
Total Investments 102.2% (cost $1,247,272)		1,235,088
Other Assets and Liabilities, Net (2.2)%		(26,879)
Total Net Assets 100.0%		1,208,209

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $74,923 and 6.2% of the Fund.

(e) Non-income producing security.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	20	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PPM America Floating Rate Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Trident TPI Holdings, Inc. - 2021 Delayed Draw Term Loan	162	-
DexKo Global Inc. - 2021 USD Delayed Draw Term Loan	187	(1)
New Arclin U.S. Holding Corp. - 2021 Delayed Draw Term Loan	533	(2)
Hillman Group Inc. (The) - 2021 Delayed Draw Term Loan	671	(4)
Medical Solutions L.L.C. - 2021 Delayed Draw Term Loan	793	1
Brook & Whittle Holding Corp. - 2021 Delayed Draw Term Loan	346	(1)
National Mentor Holdings, Inc. - 2021 Delayed Draw Term Loan	247	(2)
Pro Mach Group, Inc. - 2021 Delayed Draw Term Loan	482	3
Service Logic Acquisition, Inc - Delayed Draw Term Loan	312	(1)
	3,733	(7)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	1,055,083	20,243	1,075,326
Corporate Bonds And Notes	—	88,021	—	88,021
Investment Companies	13,689	—	—	13,689
Common Stocks	1,381	—	34	1,415
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	56,637	—	—	56,637
	71,707	1,143,104	20,277	1,235,088
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(7)	—	(7)
	—	(7)	—	(7)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 90.0%
Communication Services 16.1%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (a)	9,214	9,675
Altice France Holding S.A.
5.13%, 07/15/29 (a)	6,177	6,026
5.50%, 10/15/29 (a)	3,708	3,671
Altice France S.A.
6.00%, 02/15/28 (a)	2,206	2,110
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (a) (b) (c)	2,610	2,580
Audacy Capital Corp.
6.75%, 03/31/29 (a) (d)	7,186	7,021
CCO Holdings, LLC
5.00%, 02/01/28 (a)	3,293	3,414
5.38%, 06/01/29 (a)	14,979	16,171
4.50%, 05/01/32	3,628	3,740
4.25%, 01/15/34 (a)	3,908	3,848
CenturyLink, Inc.
5.13%, 12/15/26 (a)	4,255	4,427
7.60%, 09/15/39	903	969
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,337
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	4,776	5,130
7.50%, 06/01/29 (a)	6,609	7,058
Connect Finco SARL
6.75%, 10/01/26 (a)	1,790	1,880
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	2,818	2,988
CSC Holdings, LLC
5.38%, 02/01/28 (a)	13,374	13,825
7.50%, 04/01/28 (a)	4,621	4,961
6.50%, 02/01/29 (a)	2,922	3,135
4.50%, 11/15/31 (a)	11,194	11,066
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a) (d)	9,806	10,190
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	2,349	1,171
6.63%, 08/15/27 (a)	3,848	1,076
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	5,874	6,017
DISH DBS Corporation
5.88%, 11/15/24	3,228	3,315
7.75%, 07/01/26	5,020	5,303
5.25%, 12/01/26 (a)	3,223	3,274
5.75%, 12/01/28 (a)	2,161	2,185
Embarq Corporation
8.00%, 06/01/36	2,497	2,798
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	433	458
5.00%, 05/01/28 (a)	3,082	3,180
6.75%, 05/01/29 (a)	7,784	8,118
Gray Television, Inc.
5.38%, 11/15/31 (a)	6,294	6,472
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	3,043
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,343
8.38%, 05/01/27	9,254	9,766
5.25%, 08/15/27 (a)	991	1,031
Iliad Holding
7.00%, 10/15/28 (a)	9,227	9,709
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	4,160	4,216
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	9,901	10,479
5.13%, 07/15/29 (a)	4,646	4,699
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)	3,867	3,950
4.25%, 07/01/28 (a)	3,674	3,661
3.63%, 01/15/29 (a)	4,731	4,526
Liberty Media Corporation
8.25%, 02/01/30	5,192	5,701
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	2,881	2,917
6.50%, 05/15/27 (a)	1,159	1,269
Midas Opco Holdings LLC
5.63%, 08/15/29 (a)	10,382	10,624
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	2,821	2,973
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	6,680	6,712
Sirius XM Radio Inc.
3.88%, 09/01/31 (a)	8,836	8,683
Sprint Corporation
7.13%, 06/15/24	14,000	15,726
6.88%, 11/15/28	1,622	2,052
SSL Robotics LLC
9.75%, 12/31/23 (a)	1,176	1,267
Telecom Italia SpA
6.00%, 09/30/34	4,354	4,605
Telesat Canada
5.63%, 12/06/26 (a)	3,062	2,875
6.50%, 10/15/27 (a)	6,349	4,920
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	11,029	11,925
T-Mobile USA, Inc.
3.38%, 04/15/29	4,669	4,763
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	1,275	1,283
		313,307
Energy 15.2%
Aethon United BR LP
8.25%, 02/15/26 (a)	8,115	8,711
Antero Midstream Partners LP
7.88%, 05/15/26 (a)	3,017	3,324
5.75%, 03/01/27 (a)	3,150	3,256
5.38%, 06/15/29 (a)	4,672	4,935
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	4,171	4,345
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	7,097	7,210
8.25%, 12/31/28 (a)	1,900	1,983
Baytex Energy Corp.
8.75%, 04/01/27 (a)	5,059	5,291
Bip-V Chinook
5.50%, 06/15/31 (a)	7,019	7,324
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	1,170	1,244
6.63%, 07/15/26 (a)	1,772	1,836
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	1,349	1,364
5.85%, 11/15/43	1,728	1,696
5.60%, 10/15/44	1,477	1,439
Callon Petroleum Company
6.38%, 07/01/26	3,251	3,144
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (a)	1,797	1,817
Cheniere Energy, Inc.
4.63%, 10/15/28	4,680	4,975
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	4,570	4,690
6.38%, 06/15/26 (a)	2,733	2,775
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	4,116	4,242
DT Midstream, Inc.
4.13%, 06/15/29 (a)	3,106	3,193
4.38%, 06/15/31 (a)	2,289	2,386
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	162	171
5.75%, 01/30/28 (a)	2,883	3,075
Energean Israel Finance Ltd
4.88%, 03/30/26 (e)	6,344	6,304
Energy Transfer LP
6.50%, (100, 08/15/26) (f)	1,017	1,044

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
6.75%, (100, 05/15/25) (f)	3,033	3,059
7.13%, (100, 05/15/30) (f)	2,228	2,273
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,971
6.50%, 07/01/27 (a)	2,452	2,751
4.50%, 01/15/29 (a)	4,000	4,161
4.75%, 01/15/31 (a)	6,821	7,209
6.50%, 07/15/48	2,782	3,377
EQT Corporation
3.90%, 10/01/27	2,588	2,780
5.00%, 01/15/29	1,102	1,227
7.50%, 02/01/30 (b) (g)	1,800	2,311
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	8,220	8,751
5.75%, 02/01/29 (a)	1,909	1,967
Husky Energy Inc.
13.00%, 02/15/25 (a) (c)	8,017	8,470
ITT Holdings LLC
6.50%, 08/01/29 (a)	7,652	7,562
MEG Energy Corp.
6.50%, 01/15/25 (a)	2,218	2,260
7.13%, 02/01/27 (a)	3,364	3,583
Murphy Oil Corporation
5.75%, 08/15/25	3,761	3,870
5.88%, 12/01/27	5,159	5,325
Nabors Industries Ltd
7.50%, 01/15/28 (a)	3,388	3,036
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	1,739	1,798
Newfield Exploration Co.
5.63%, 07/01/24	5,038	5,551
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,504
6.38%, 10/01/30	6,404	7,142
Occidental Petroleum Corporation
6.95%, 07/01/24	6,706	7,456
3.20%, 08/15/26	6,658	6,837
8.88%, 07/15/30	2,690	3,633
6.13%, 01/01/31	2,840	3,447
7.50%, 05/01/31	3,368	4,429
6.45%, 09/15/36	7,928	10,109
7.95%, 06/15/39	1,858	2,452
4.30%, 08/15/39	5,744	5,713
6.60%, 03/15/46	1,992	2,585
Ovintiv Exploration Inc.
5.38%, 01/01/26	2,774	3,078
PBF Holding Company LLC
9.25%, 05/15/25 (a)	2,806	2,669
6.00%, 02/15/28	3,145	2,025
Precision Drilling Corporation
7.13%, 01/15/26 (a) (d)	2,879	2,945
6.88%, 01/15/29 (a)	2,055	2,093
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a) (d)	2,627	2,693
Southwestern Energy Company
7.75%, 10/01/27 (d)	3,076	3,316
8.38%, 09/15/28	3,143	3,516
5.38%, 03/15/30	2,520	2,704
4.75%, 02/01/32	2,155	2,272
Tap Rock Resources LLC
7.00%, 10/01/26 (a)	4,789	4,977
Targa Resource Corporation
5.00%, 01/15/28	2,663	2,809
5.50%, 03/01/30	8,019	8,772
4.88%, 02/01/31	925	1,005
Transocean Inc
11.50%, 01/30/27 (a)	2,413	2,368
Transocean Proteus Limited
6.25%, 12/01/24 (a)	4,021	3,980
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (a)	7,959	8,298
4.13%, 08/15/31 (a)	759	810
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,675	1,733
White Star Petroleum, LLC
0.00%, 09/15/22 (a) (h) (i) (j)	5,000	—
		296,436
Consumer Discretionary 14.9%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	3,251	3,328
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (a)	1,684	1,718
5.00%, 02/15/32 (a)	3,211	3,317
Boyd Gaming Corporation
4.75%, 06/15/31 (a)	2,670	2,737
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	3,034	3,051
Carnival Corporation
7.63%, 03/01/26 (a)	3,941	4,127
5.75%, 03/01/27 (a)	4,750	4,749
4.00%, 08/01/28 (a)	1,298	1,289
6.00%, 05/01/29 (a)	3,296	3,279
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	4,609	5,102
Ford Motor Company
4.35%, 12/08/26	1,000	1,091
6.63%, 10/01/28	2,809	3,398
9.63%, 04/22/30	2,174	3,177
3.25%, 02/12/32	4,928	5,045
5.29%, 12/08/46	2,270	2,667
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (a)	8,693	9,310
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	6,085	6,382
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	6,201	6,361
4.88%, 07/01/31 (a)	5,595	5,618
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (c)	5,042	5,436
International Game Technology PLC
4.13%, 04/15/26 (a)	1,231	1,266
5.25%, 01/15/29 (a)	3,317	3,519
IRB Holding Corp.
6.75%, 02/15/26 (a)	3,813	3,892
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a)	2,867	2,874
5.50%, 07/15/29 (a)	1,827	1,807
KB Home
4.80%, 11/15/29	3,767	4,109
L Brands, Inc.
7.50%, 06/15/29	4,053	4,615
6.88%, 11/01/35	4,284	5,333
Life Time, Inc.
5.75%, 01/15/26 (a)	4,726	4,915
8.00%, 04/15/26 (a)	7,365	7,700
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)	6,671	6,442
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	862	899
Mattel, Inc.
5.88%, 12/15/27 (a)	3,639	3,912
MCE Finance Limited
5.38%, 12/04/29 (a)	915	885
Meritage Homes Corporation
3.88%, 04/15/29 (a)	3,507	3,695
MGM China Holdings Limited
4.75%, 02/01/27 (a)	5,283	5,115
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	4,615	4,683
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,971	3,176
Nemak, S.A.B. de C.V.
3.63%, 06/28/31 (a)	3,654	3,566
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	3,182	3,183
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	4,505	4,780

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Nordstrom, Inc.
4.00%, 03/15/27 (d)	6,267	6,324
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	4,317	4,577
PetSmart, Inc.
7.75%, 02/15/29 (a)	6,918	7,552
PM General Purchaser LLC
9.50%, 10/01/28 (a)	7,508	7,606
QVC, Inc.
5.45%, 08/15/34	7,648	7,575
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	4,333	4,739
9.13%, 06/15/23 (a)	2,600	2,772
4.25%, 07/01/26 (a)	3,835	3,723
5.50%, 08/31/26 (a)	6,895	7,011
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	1,781	1,833
8.25%, 03/15/26 (a)	8,147	8,589
7.00%, 05/15/28 (a)	1,000	1,071
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (a)	5,846	5,955
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	9,280	9,498
Staples, Inc.
7.50%, 04/15/26 (a)	4,035	4,144
10.75%, 04/15/27 (a) (d)	5,036	4,744
Stena International S.A R.L.
6.13%, 02/01/25 (a)	6,053	6,207
Tenneco Inc.
7.88%, 01/15/29 (a)	749	812
5.13%, 04/15/29 (a)	12,277	12,101
The Gap, Inc.
3.63%, 10/01/29 (a)	797	788
3.88%, 10/01/31 (a)	5,890	5,820
TKC Holdings, Inc.
10.50%, 05/15/29 (a)	4,650	5,017
Travel + Leisure Co.
4.50%, 12/01/29 (a)	3,777	3,804
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	2,456	2,720
6.00%, 04/01/27 (b) (g)	640	699
4.63%, 03/01/30 (a)	2,913	2,928
		290,157
Industrials 11.9%
Aircastle Limited
4.25%, 06/15/26	4,392	4,705
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	5,128	5,379
9.75%, 07/15/27 (a)	3,175	3,394
4.63%, 06/01/28 (a)	2,333	2,331
6.00%, 06/01/29 (a) (d)	2,508	2,439
American Airlines, Inc.
11.75%, 07/15/25 (a)	3,780	4,700
5.50%, 04/20/26 (a)	6,471	6,734
5.75%, 04/20/29 (a)	6,577	7,034
APX Group, Inc.
5.75%, 07/15/29 (a)	6,370	6,306
Bombardier Inc.
7.50%, 03/15/25 (a)	2,978	3,032
7.13%, 06/15/26 (a)	3,009	3,125
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	1,435	1,513
4.25%, 02/01/32 (a)	9,450	9,830
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	4,965	5,060
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)	5,570	5,533
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,296	3,777
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	3,258	3,370
9.75%, 08/01/27 (a)	1,000	1,120
5.50%, 05/01/28 (a)	11,566	11,780
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	4,950	5,566
General Electric Company
3.53%, (3 Month USD LIBOR + 3.33%), (100, 03/15/22) (f) (k)	2,070	2,052
GFL Environmental Inc.
4.00%, 08/01/28 (a)	2,988	2,932
3.50%, 09/01/28 (a)	4,735	4,664
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	5,343	5,526
Howmet Aerospace Inc.
6.88%, 05/01/25	113	130
3.00%, 01/15/29	6,373	6,384
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	4,955	5,107
Masonite International Corporation
5.38%, 02/01/28 (a)	2,435	2,558
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (a)	6,456	6,407
Pitney Bowes Inc.
6.88%, 03/15/27 (a)	10,363	10,761
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (a)	2,980	3,199
3.38%, 08/31/27 (a)	1,858	1,789
6.25%, 01/15/28 (a)	6,169	6,441
Rolls-Royce Plc
5.75%, 10/15/27 (a)	7,890	8,718
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,393	1,524
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,829	3,122
Summit Materials, LLC
5.25%, 01/15/29 (a)	4,460	4,670
Terex Corporation
5.00%, 05/15/29 (a)	6,150	6,327
TransDigm Inc.
8.00%, 12/15/25 (a)	1,157	1,220
6.25%, 03/15/26 (a)	9,550	9,924
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,976
Triumph Group, Inc.
8.88%, 06/01/24 (a)	1,503	1,638
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	7,690	8,318
4.50%, 08/15/29 (a)	2,889	2,949
United Airlines Pass Through Trust
4.38%, 04/15/26 (a)	1,269	1,324
4.63%, 04/15/29 (a)	9,307	9,653
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	1,337	1,396
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	5,671	6,071
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (a)	3,036	3,189
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	5,192	5,431
		232,128
Financials 11.3%
Acrisure, LLC
6.00%, 08/01/29 (a)	9,824	9,699
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	6,411	7,135
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	3,880	3,939
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	5,045	5,181
Castlelake Aviation Finance Designated Activity Company
5.00%, 04/15/27 (a) (d)	4,824	4,773
Citigroup Inc.
5.00%, (100, 09/12/24) (f)	5,806	5,998
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (f)	3,695	3,797
6.25%, (100, 12/18/24) (a) (f) (l)	4,007	4,267

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
EG Global Finance PLC
6.75%, 02/07/25 (a)	6,009	6,054
8.50%, 10/30/25 (a)	4,993	5,202
FirstCash, Inc.
4.63%, 09/01/28 (a)	4,179	4,177
Ford Motor Credit Company LLC
3.09%, 01/09/23	1,640	1,666
4.06%, 11/01/24	2,333	2,456
5.13%, 06/16/25	2,122	2,314
4.27%, 01/09/27	5,000	5,384
4.13%, 08/17/27	1,930	2,083
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	9,609	9,813
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (a)	2,318	2,324
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,666
Icahn Enterprises L.P.
6.25%, 05/15/26	9,579	9,974
5.25%, 05/15/27	3,228	3,318
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (c)	1,263	1,323
Jane Street Group, LLC
4.50%, 11/15/29 (a)	1,159	1,175
JBS Finance Luxembourg S.a r.l.
3.63%, 01/15/32 (a)	9,354	9,437
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)	9,319	9,524
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	3,574	3,702
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	4,799	4,734
Markel Corporation
6.00%, (100, 06/01/25) (f)	4,346	4,749
Navient Corporation
5.88%, 10/25/24	4,383	4,681
6.75%, 06/15/26	1,745	1,928
4.88%, 03/15/28	1,123	1,122
5.50%, 03/15/29	3,387	3,390
Nielsen Finance LLC
5.88%, 10/01/30 (a)	4,665	4,925
4.75%, 07/15/31 (a)	6,329	6,272
Nordic Aviation Capital
0.00%, 02/27/24 - 03/14/27 (c) (e) (h) (i) (j)	7,721	6,202
Petershill II LP
5.00%, 07/15/39 (e) (j)	3,601	3,789
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	4,890	4,955
SLM Corporation
6.13%, 03/25/24	5,433	5,793
5.63%, 08/01/33	4,865	4,632
Springleaf Finance Corporation
8.88%, 06/01/25	1,716	1,841
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	4,000	4,120
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	13,316	14,006
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	8,365	8,987
Washington Mutual Bank, FA
0.00%, 06/15/11 (h) (i)	1,500	—
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	3,690	3,802
		219,309
Health Care 5.4%
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	7,115	7,262
8.50%, 01/31/27 (a)	5,649	5,973
7.00%, 01/15/28 (a)	1,559	1,567
4.88%, 06/01/28 (a)	1,266	1,299
6.25%, 02/15/29 (a)	4,609	4,386
Centene Corporation
3.38%, 02/15/30	3,553	3,622
2.50%, 03/01/31	3,214	3,122
Community Health Systems, Inc.
6.00%, 01/15/29 (a)	738	790
6.88%, 04/15/29 (a)	3,735	3,814
4.75%, 02/15/31 (a)	4,791	4,851
Endo Designated Activity Company
9.50%, 07/31/27 (a) (d)	4,946	5,026
6.00%, 06/30/28 (a)	5,870	4,382
Endo Luxembourg Finance Company I S.a r.l.
6.13%, 04/01/29 (a)	2,492	2,440
HCA Inc.
5.38%, 02/01/25	3,341	3,671
IQVIA Inc.
5.00%, 05/15/27 (a)	4,764	4,933
Mednax, Inc.
6.25%, 01/15/27 (a)	4,320	4,535
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	6,771	6,747
5.25%, 10/01/29 (a)	4,819	4,894
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	1,187	1,252
7.25%, 02/01/28 (a)	931	1,000
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	4,174	4,264
Tenet Healthcare Corporation
7.50%, 04/01/25 (a)	4,114	4,321
4.88%, 01/01/26 (a)	6,241	6,412
5.13%, 11/01/27 (a)	3,661	3,817
6.13%, 10/01/28 (a)	4,790	5,061
4.38%, 01/15/30 (a)	4,960	5,028
		104,469
Consumer Staples 4.8%
APi Escrow Corp.
4.75%, 10/15/29 (a)	4,871	4,949
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	310	304
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	1,626	1,727
JBS USA Food Company
6.50%, 04/15/29 (a)	2,362	2,602
Kraft Heinz Foods Company
3.88%, 05/15/27	3,280	3,543
4.63%, 10/01/39	7,910	9,296
4.88%, 10/01/49	6,006	7,565
Marb Bondco PLC
3.95%, 01/29/31 (a)	9,530	9,115
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	7,606	7,634
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	3,734	3,942
4.25%, 04/15/31 (a)	6,510	6,842
3.50%, 03/01/32 (a)	1,719	1,743
Safeway Inc.
5.88%, 02/15/28 (a)	5,697	6,049
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (d)	9,036	8,730
Turning Point Brands, Inc.
5.63%, 02/15/26 (a)	1,591	1,595
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	6,908	7,407
United Rentals (North America), Inc.
3.75%, 01/15/32	4,873	4,912
Verscend Holding Corp.
9.75%, 08/15/26 (a)	5,896	6,230
		94,185
Materials 4.6%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	4,724	4,761
CVR Partners, LP
9.25%, 06/15/23 (a)	940	942
6.13%, 06/15/28 (a)	2,309	2,441
EverArc Escrow
5.00%, 10/30/29 (a)	4,850	4,854
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,850	1,903

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
6.88%, 10/15/27 (a)	4,422	4,765
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (a)	3,180	3,183
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	1,677	1,778
4.38%, 04/01/31 (a)	4,620	4,861
Freeport-McMoRan Inc.
5.00%, 09/01/27	4,600	4,814
5.40%, 11/14/34	4,101	4,994
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	3,623	3,693
Hexion Inc.
7.88%, 07/15/27 (a)	4,797	5,076
Hudbay Minerals Inc.
4.50%, 04/01/26 (a)	1,952	1,953
6.13%, 04/01/29 (a)	8,509	9,024
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	4,154	4,308
5.25%, 06/01/27 (a)	5,766	6,149
Pearl Merger Sub Inc.
6.75%, 10/01/28 (a)	6,654	6,845
The Chemours Company
5.75%, 11/15/28 (a)	7,059	7,384
United States Steel Corporation
6.88%, 03/01/29 (d)	6,058	6,515
		90,243
Information Technology 3.2%
ams AG
7.00%, 07/31/25 (a) (d)	12,746	13,521
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	2,595	2,637
4.00%, 07/01/29 (a)	2,078	2,147
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,659
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,794	3,931
8.25%, 03/01/27 (a)	3,378	3,474
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	686	687
Entegris, Inc.
4.38%, 04/15/28 (a)	2,838	2,928
LogMeIn, Inc.
5.50%, 09/01/27 (a)	2,297	2,321
MPH Acquisition Holdings LLC
5.75%, 11/01/28 (a) (d)	5,659	5,379
Open Text Corporation
3.88%, 02/15/28 (a)	4,156	4,236
3.88%, 12/01/29 (a)	4,881	4,959
4.13%, 02/15/30 (a)	4,683	4,816
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	8,183	8,317
6.50%, 07/15/28 (a)	1,591	1,594
		62,606
Real Estate 1.5%
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	3,043	3,274
EPR Properties
3.75%, 08/15/29	4,285	4,321
Service Properties Trust
5.25%, 02/15/26	11,258	11,194
Uniti Group Inc.
7.88%, 02/15/25 (a)	2,050	2,138
6.50%, 02/15/29 (a)	4,765	4,747
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,995	2,077
3.75%, 02/15/27 (a)	2,221	2,295
		30,046
Utilities 1.1%
Calpine Corporation
4.50%, 02/15/28 (a)	3,551	3,684
5.13%, 03/15/28 (a)	3,840	3,902
3.75%, 03/01/31 (a)	6,874	6,630
Pacific Gas And Electric Company
5.00%, 07/01/28 (d)	2,356	2,477
Vistra Operations Company LLC
5.00%, 07/31/27 (a)	1,545	1,604
4.38%, 05/01/29 (a)	3,235	3,247
		21,544
Total Corporate Bonds And Notes (cost $1,699,669)		1,754,430
SENIOR FLOATING RATE INSTRUMENTS 5.0%
Information Technology 1.4%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.50%), 04/26/24 (k)	2,617	2,604
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (k)	2,759	2,754
Cornerstone OnDemand, Inc.
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 09/08/26 (k)	2,209	2,200
LogMeIn, Inc.
Term Loan B, 4.84%, (3 Month USD LIBOR + 4.75%), 08/31/27 (k)	2,277	2,262
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	4,582	4,580
RealPage, Inc
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (k)	4,960	4,942
Redstone Holdco 2 LP
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 04/27/28 (k)	4,600	4,383
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.18%, (3 Month USD LIBOR + 4.00%), 08/09/25 (k)	2,530	2,483
		26,208
Consumer Discretionary 1.2%
Great Outdoors Group, LLC
2021 Term Loan B1, 4.50%, (3 Month USD LIBOR + 3.75%), 02/26/28 (k)	9,526	9,528
Michaels Companies, Inc.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	3,956	3,917
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (k)	1,660	1,748
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 02/04/28 (k)	4,665	4,650
TGP Holdings III, LLC
2021 Delayed Draw Term Loan , 0.00%, 06/24/28 (m)	427	425
2021 Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 06/24/28 (k)	3,241	3,223
		23,491
Communication Services 0.7%
Allen Media, LLC
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 5.50%), 02/10/27 (k) (m)	1,859	1,856
2021 Delayed Draw Term Loan B, 5.63%, (3 Month USD LIBOR + 5.50%), 02/10/27 (k)	1,690	1,687
Consolidated Communications, Inc.
2021 Term Loan B, 4.25%, (1 Month USD LIBOR + 3.50%), 09/15/27 (k)	1,341	1,337
GOGO Intermediate Holdings LLC
Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/21/28 (k)	4,579	4,575
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	3,084	2,995
		12,450
Industrials 0.6%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	3,167	3,276
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	947	920

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
2020 Term Loan B1, 3.63%, (3 Month USD LIBOR + 3.50%), 04/06/26 (k)	1,761	1,711
Hertz Corporation, (The)
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 06/11/28 (k)	3,966	3,966
2021 Term Loan C, 3.75%, (1 Month USD LIBOR + 3.25%), 06/11/28 (k)	749	749
United Airlines, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 04/14/28 (k)	1,636	1,639
		12,261
Health Care 0.5%
Advisor Group, Inc.
2021 Term Loan, 4.59%, (1 Month USD LIBOR + 4.50%), 07/31/26 (k)	2,856	2,864
Illuminate Merger Sub Corp.
Term Loan, 4.00%, (3 Month USD LIBOR + 3.50%), 06/30/28 (k)	4,802	4,758
Lonza Group AG
USD Term Loan B, 4.75%, (6 Month USD LIBOR + 4.00%), 04/29/28 (k)	2,532	2,528
		10,150
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 3.63%, (3 Month USD LIBOR + 3.50%), 01/30/27 (k)	3,166	3,126
Nordic Aviation
DIP Term Loan, 0.00%, 09/17/22 (j) (m)	456	456
Raptor Acquisition Corp.
2021 Term Loan, 4.75%, (3 Month USD LIBOR + 4.00%), 11/01/26 (k)	4,798	4,807
		8,389
Materials 0.2%
Groupe Solmax Inc.
Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 12/30/24 (k)	3,560	3,548
Total Senior Floating Rate Instruments (cost $96,549)		96,497
INVESTMENT COMPANIES 0.9%
iShares Broad USD High Yield Corporate Bond ETF (d)	445	18,330
Total Investment Companies (cost $18,294)		18,330
COMMON STOCKS 0.4%
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (h)	335	1,110
Dish Network Corporation - Class A (h)	11	363
iHeartMedia, Inc. - Class A (h)	141	2,963
		4,436
Energy 0.2%
MPLX LP	87	2,580
Prairie Provident Resources Inc. (h)	224	20
Vantage Drilling International (h)	2	12
		2,612
Materials 0.0%
Westrock Company, Inc.	—	4
Information Technology 0.0%
New Cotai LLC (h) (j)	—	—
Total Common Stocks (cost $8,259)		7,052
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	2,046	2,046
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,046)		2,046
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (f) (h) (j) (n)	56,599	—
Quicksilver Resources Inc. (h) (j) (n)	11,401	—
Vantage Drilling International (d) (f) (h) (j) (n)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 3.9%
Investment Companies 2.2%
JNL Government Money Market Fund, 0.01% (o) (p)	42,829	42,829
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund, 0.03% (o) (p)	33,094	33,094
Total Short Term Investments (cost $75,923)		75,923
Total Investments 100.3% (cost $1,900,740)		1,954,278
Other Assets and Liabilities, Net (0.3)%		(5,216)
Total Net Assets 100.0%		1,949,062

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $1,337,504 and 68.6% of the Fund.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) All or a portion of the security was on loan as of December 31, 2021.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(h) Non-income producing security.

(i) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Convertible security.

(m) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	78.8%
Canada	5.8
Netherlands	2.6
United Kingdom	2.3
Luxembourg	1.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Summary of Investments by Country^	Total Long Term Investments
Ireland	1.1
France	1.0
Liberia	1.0
Cayman Islands	0.8
Austria	0.7
Panama	0.7
Switzerland	0.6
Germany	0.6
Mexico	0.4
Bermuda	0.4
Australia	0.4
Israel	0.3
Virgin Islands (British)	0.3
Italy	0.3
Belgium	0.2
Jersey	0.2
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	6,354	6,304	0.3
Nordic Aviation Capital, 4.79%, 02/27/24	02/06/20	2,556	1,873	0.1
Nordic Aviation Capital, 6.83%, 03/14/27	10/01/19	5,165	4,329	0.2
Petershill II LP, 5.00%, 07/15/39	09/27/19	760	799	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	580	610	—
Petershill II LP, 5.00%, 07/15/39	09/27/19	1,300	1,368	0.1
Petershill II LP, 5.00%, 07/15/39	09/27/19	961	1,012	0.1
		17,676	16,295	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,744,439	9,991	1,754,430
Senior Floating Rate Instruments	—	96,041	456	96,497
Investment Companies	18,330	—	—	18,330
Common Stocks	7,052	—	—	7,052
Non-U.S. Government Agency Asset-Backed Securities	—	2,046	—	2,046
Other Equity Interests	—	—	—	—
Short Term Investments	75,923	—	—	75,923
	101,305	1,842,526	10,447	1,954,278

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 49.6%
Financials 18.3%
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	2,582	2,953
2.45%, 10/29/26	5,731	5,774
3.00%, 10/29/28	5,614	5,698
3.30%, 01/30/32	6,590	6,720
Bank of America Corporation
6.30%, (100, 03/10/26) (a)	1,420	1,601
4.00%, 01/22/25	1,097	1,172
4.25%, 10/22/26	6,460	7,130
3.56%, 04/23/27	4,100	4,387
1.73%, 07/22/27	3,717	3,689
3.59%, 07/21/28	6,289	6,769
4.27%, 07/23/29	10,515	11,720
2.30%, 07/21/32	8,995	8,833
2.68%, 06/19/41	2,180	2,097
Barclays PLC
3.56%, 09/23/35 (b)	9,921	10,111
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	3,662	3,618
BlackRock, Inc.
2.10%, 02/25/32	9,010	8,939
Blackstone Holdings Finance Co. L.L.C.
1.63%, 08/05/28 (c)	4,372	4,246
2.00%, 01/30/32 (c)	4,745	4,565
Blackstone Private Credit Fund
1.75%, 09/15/24 (c)	1,744	1,717
2.63%, 12/15/26 (c)	3,443	3,360
3.25%, 03/15/27 (c)	4,912	4,918
Blackstone Secured Lending Fund
2.85%, 09/30/28 (c)	4,565	4,453
BNP Paribas
2.16%, 09/15/29 (c)	3,434	3,364
2.59%, 08/12/35 (b) (c)	4,355	4,151
Citigroup Inc.
5.00%, (100, 09/12/24) (a)	2,697	2,786
4.45%, 09/29/27	2,105	2,346
3.89%, 01/10/28	1,525	1,656
3.52%, 10/27/28	3,638	3,902
2.67%, 01/29/31	7,480	7,599
CNO Global Funding
1.75%, 10/07/26 (c)	3,970	3,924
Credit Suisse Group AG
5.25%, (100, 02/11/27) (a) (c)	5,496	5,647
7.50%, (100, 12/11/23) (a) (b) (c)	2,448	2,644
6.50%, 08/08/23 (b) (c)	5,986	6,445
4.21%, 06/12/24 (c)	2,515	2,619
3.87%, 01/12/29 (b) (c)	2,130	2,280
Danske Bank A/S
1.17%, 12/08/23 (c)	2,000	1,999
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (b)	3,194	3,266
3.04%, 05/28/32 (b)	2,855	2,869
F&G Global Funding
2.00%, 09/20/28 (c)	4,025	3,930
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	2,012
FS KKR Capital Corp.
3.40%, 01/15/26	5,761	5,872
3.13%, 10/12/28	2,920	2,910
Glencore Funding LLC
4.88%, 03/12/29 (c)	2,555	2,887
HSBC Holdings PLC
2.25%, 11/22/27 (b)	2,545	2,553
2.80%, 05/24/32	7,805	7,843
Icahn Enterprises L.P.
4.75%, 09/15/24	3,339	3,468
6.25%, 05/15/26	1,512	1,574
Jane Street Group, LLC
4.50%, 11/15/29 (c)	1,186	1,203
JBS Finance Luxembourg S.a r.l.
2.50%, 01/15/27 (c)	2,868	2,852
3.63%, 01/15/32 (c)	1,399	1,411
JPMorgan Chase & Co.
2.01%, 03/13/26	3,755	3,802
3.78%, 02/01/28	1,604	1,738
3.54%, 05/01/28	1,179	1,280
2.07%, 06/01/29	6,781	6,727
2.74%, 10/15/30	5,297	5,438
2.96%, 05/13/31	3,057	3,164
1.95%, 02/04/32	5,201	5,008
2.55%, 11/08/32	3,878	3,904
KKR Group Finance Co. X LLC
3.25%, 12/15/51 (c)	1,473	1,467
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (a) (b)	1,902	2,149
3.87%, 07/09/25 (b)	5,233	5,527
3.57%, 11/07/28	1,250	1,337
LSEGA Financing PLC
3.20%, 04/06/41 (c)	2,721	2,821
Macquarie Group Limited
2.87%, 01/14/33 (c)	6,616	6,594
Markel Corporation
6.00%, (100, 06/01/25) (a)	2,295	2,508
Morgan Stanley
0.99%, 12/10/26	6,840	6,637
1.51%, 07/20/27	4,475	4,405
3.62%, 04/01/31	6,700	7,305
2.51%, 10/20/32	5,558	5,553
2.48%, 09/16/36	3,010	2,907
2.80%, 01/25/52	2,548	2,496
NatWest Group PLC
3.07%, 05/22/28 (b)	3,720	3,861
3.03%, 11/28/35 (b)	3,490	3,432
NatWest Markets PLC
1.60%, 09/29/26 (c)	8,353	8,224
Nordic Aviation Capital
0.00%, 03/14/25 (d) (e) (f) (g) (h)	3,193	2,507
Owl Rock Capital Corporation
3.40%, 07/15/26	2,234	2,269
Principal Life Global Funding II
0.75%, 04/12/24 (c)	1,955	1,938
Rassman, Joel H.
3.80%, 11/01/29 (i)	6,015	6,490
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,275	2,407
4.25%, 10/21/25	2,621	2,862
3.80%, 03/15/30	6,036	6,639
2.62%, 04/22/32	2,259	2,270
2.38%, 07/21/32	5,858	5,768
6.75%, 10/01/37	1,800	2,556
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	2,306	2,271
Truist Financial Corporation
4.95%, (100, 09/01/25) (a)	3,229	3,483
Wells Fargo & Company
4.48%, 01/16/24	355	378
2.41%, 10/30/25	1,839	1,884
Westpac Banking Corporation
2.67%, 11/15/35 (b)	3,159	3,069
ZF North America Capital, Inc.
4.75%, 04/29/25 (c)	3,421	3,682
		359,239
Energy 5.9%
Aker BP ASA
3.75%, 01/15/30 (c)	5,565	5,894
Cenovus Energy Inc.
2.65%, 01/15/32	2,956	2,901
3.75%, 02/15/52 (i)	2,190	2,207
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,544	5,030
5.88%, 03/31/25	1,630	1,809
Cheniere Energy Partners, L.P.
3.25%, 01/31/32 (c)	1,114	1,126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Cheniere Energy, Inc.
4.63%, 10/15/28	3,120	3,317
4.50%, 10/01/29	4,007	4,269
Continental Resources, Inc.
5.75%, 01/15/31 (c)	3,180	3,748
Devon Energy Corporation
5.25%, 09/15/24	2,600	2,810
5.88%, 06/15/28	1,104	1,197
4.50%, 01/15/30	969	1,040
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (c)	316	337
Energy Transfer LP
6.50%, (100, 08/15/26) (a)	3,960	4,064
6.75%, (100, 05/15/25) (a)	4,039	4,073
7.13%, (100, 05/15/30) (a)	3,223	3,289
3.75%, 05/15/30	4,315	4,586
5.80%, 06/15/38	2,107	2,540
6.25%, 04/15/49	1,151	1,505
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	1,616
EQM Midstream Partners, LP
4.13%, 12/01/26	3,520	3,628
4.50%, 01/15/29 (c)	1,633	1,699
EQT Corporation
3.13%, 05/15/26 (c)	322	331
3.90%, 10/01/27	738	793
Helmerich & Payne, Inc.
2.90%, 09/29/31 (c)	1,585	1,564
NuStar Logistics, L.P.
5.75%, 10/01/25	352	378
Occidental Petroleum Corporation
3.50%, 06/15/25 - 08/15/29	6,869	7,046
4.30%, 08/15/39	549	546
4.40%, 08/15/49	602	612
Petróleos Mexicanos
2.29%, 02/15/24	815	815
Qatar Petroleum
2.25%, 07/12/31 (c)	4,459	4,418
3.13%, 07/12/41 (c)	3,355	3,393
Rattler Midstream LP
5.63%, 07/15/25 (c)	434	453
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	1,241	1,378
4.20%, 03/15/28	8,844	9,713
4.50%, 05/15/30	2,300	2,599
Santos Finance Ltd
3.65%, 04/29/31 (c)	5,179	5,278
Targa Resource Corporation
5.50%, 03/01/30	4,750	5,196
4.88%, 02/01/31	1,747	1,898
Transocean Pontus Limited
6.13%, 08/01/25 (c)	452	441
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	1,026	995
Transocean Proteus Limited
6.25%, 12/01/24 (c)	1,853	1,835
Venture Global Calcasieu Pass, LLC
3.88%, 11/01/33 (c)	2,449	2,573
		114,940
Health Care 4.8%
AbbVie Inc.
3.20%, 11/21/29	3,685	3,941
4.50%, 05/14/35	2,000	2,392
Amgen Inc.
3.15%, 02/21/40	2,169	2,219
Ascension Health
2.53%, 11/15/29	1,248	1,300
Bausch Health Companies Inc.
5.50%, 11/01/25 (c)	333	338
8.50%, 01/31/27 (c)	595	629
5.75%, 08/15/27 (c)	2,085	2,166
7.00%, 01/15/28 (c)	186	187
4.88%, 06/01/28 (c)	802	823
Baylor Scott & White Holdings
2.84%, 11/15/50	1,922	1,925
Centene Corporation
4.63%, 12/15/29	2,153	2,320
3.38%, 02/15/30	6,920	7,055
3.00%, 10/15/30	7,315	7,424
Cigna Holding Company
3.40%, 03/01/27	2,845	3,061
4.38%, 10/15/28	3,000	3,410
4.80%, 08/15/38	705	866
CVS Health Corporation
4.30%, 03/25/28	537	603
4.78%, 03/25/38	9,214	11,222
HCA Inc.
5.38%, 02/01/25	3,575	3,928
Indiana University Health, Inc.
2.85%, 11/01/51	1,765	1,778
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (c)	798	826
McKesson Corporation
1.30%, 08/15/26 (j)	6,595	6,453
Merck & Co., Inc.
2.75%, 12/10/51	4,459	4,437
Northwestern Memorial HealthCare
2.63%, 07/15/51	1,928	1,852
Organon Finance 1 LLC
4.13%, 04/30/28 (c)	3,119	3,198
Piedmont Healthcare, Inc.
2.04%, 01/01/32	1,473	1,431
Royalty Pharma PLC
3.30%, 09/02/40	11,581	11,551
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	1,995	2,186
Tenet Healthcare Corporation
4.88%, 01/01/26 (c)	4,500	4,623
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	399
		94,543
Communication Services 4.7%
AT&T Inc.
4.35%, 03/01/29	1,250	1,407
5.25%, 03/01/37	4,099	5,080
4.90%, 08/15/37	598	721
4.30%, 12/15/42	4,555	5,145
3.10%, 02/01/43	4,012	3,890
CCO Holdings, LLC
4.75%, 03/01/30 (c)	13,153	13,712
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,285
4.20%, 03/15/28	1,000	1,095
2.25%, 01/15/29	1,513	1,481
5.38%, 04/01/38	1,820	2,172
4.80%, 03/01/50	1,765	1,978
6.83%, 10/23/55	1,230	1,788
Comcast Corporation
3.75%, 04/01/40	971	1,087
3.40%, 07/15/46	1,950	2,063
2.89%, 11/01/51 (c)	2,635	2,550
CSC Holdings, LLC
6.50%, 02/01/29 (c)	4,080	4,377
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	1,274	1,305
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (c)	1,715	1,877
The Walt Disney Company
4.63%, 03/23/40	2,800	3,475
T-Mobile USA, Inc.
2.63%, 04/15/26	10,958	11,037
Verizon Communications Inc.
2.10%, 03/22/28	5,335	5,350
4.33%, 09/21/28	4,000	4,541
2.55%, 03/21/31	1,780	1,798
3.40%, 03/22/41	2,349	2,467

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Vodafone Group Public Limited Company
5.00%, 05/30/38	4,290	5,331
VTR Comunicaciones SpA
5.13%, 01/15/28 (c)	1,556	1,585
VTR Finance B.V.
6.38%, 07/15/28 (c)	774	810
		92,407
Utilities 3.6%
Arizona Public Service Company
2.20%, 12/15/31	2,985	2,901
Commonwealth Edison Company
3.75%, 08/15/47	3,682	4,183
Consolidated Edison Company of New York, Inc.
4.20%, 03/15/42	2,293	2,604
DPL Inc.
4.13%, 07/01/25	2,344	2,451
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (c)	1,984	1,947
Enel Finance International N.V.
2.25%, 07/12/31 (c)	3,868	3,747
Enel S.p.A
8.75%, 09/24/73 (c) (k)	1,472	1,638
Exelon Corporation
5.10%, 06/15/45	2,206	2,864
FirstEnergy Corp.
4.40%, 07/15/27 (j) (l)	2,442	2,633
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43	1,071	1,094
Nevada Power Company
3.70%, 05/01/29	4,956	5,451
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	2,490	2,601
Pacific Gas And Electric Company
3.30%, 12/01/27	2,305	2,348
4.50%, 07/01/40	6,393	6,715
Public Service Company of Oklahoma
2.20%, 08/15/31	4,100	4,043
San Diego Gas & Electric Company
1.70%, 10/01/30	2,468	2,368
2.95%, 08/15/51	2,030	2,040
Southern California Edison Company
4.13%, 03/01/48	1,251	1,410
3.65%, 02/01/50	2,827	3,024
Tampa Electric Company
3.45%, 03/15/51	3,089	3,394
The AES Corporation
3.30%, 07/15/25 (c)	3,790	3,948
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	1,718	1,771
3.70%, 01/30/27 (c)	5,365	5,567
		70,742
Consumer Discretionary 3.3%
Adient US LLC
9.00%, 04/15/25 (c)	1,006	1,072
Amazon.com, Inc.
2.10%, 05/12/31	3,960	4,004
2.88%, 05/12/41	2,970	3,067
3.10%, 05/12/51	2,970	3,173
Booking Holdings Inc.
4.63%, 04/13/30	5,710	6,657
Carnival Corporation
4.00%, 08/01/28 (c)	1,777	1,764
Cedar Fair, L.P.
5.50%, 05/01/25 (c)	2,235	2,323
General Motors Company
6.80%, 10/01/27	2,088	2,568
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (c)	898	934
5.75%, 05/01/28 (c)	898	960
Hyatt Hotels Corporation
5.38%, 04/23/25 (j) (l)	1,203	1,338
International Game Technology PLC
4.13%, 04/15/26 (c)	783	805
Kohl's Corporation
3.38%, 05/01/31 (i) (j)	2,860	2,915
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,184	1,169
M.D.C. Holdings, Inc.
6.00%, 01/15/43 (j)	299	377
Marriott International, Inc.
3.75%, 03/15/25	2,400	2,536
5.75%, 05/01/25 (j)	180	203
Mattel, Inc.
3.38%, 04/01/26 (c)	2,573	2,639
Meritage Homes Corporation
3.88%, 04/15/29 (c)	2,811	2,962
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (c)	1,011	1,081
Newell Brands Inc.
4.88%, 06/01/25	1,308	1,423
NIKE, Inc.
3.25%, 03/27/40	2,068	2,252
NVR, Inc.
3.00%, 05/15/30	4,403	4,578
Resorts World Las Vegas LLC
4.63%, 04/06/31 (c)	2,100	2,092
Restaurant Brands International Limited Partnership
3.50%, 02/15/29 (c)	1,350	1,336
Ross Stores, Inc.
4.60%, 04/15/25	3,207	3,511
1.88%, 04/15/31	2,493	2,393
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (c)	385	432
Sands China Ltd.
2.30%, 03/08/27 (c) (j)	3,453	3,253
		63,817
Consumer Staples 3.0%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	7,500	9,059
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	4,301	5,625
Archer-Daniels-Midland Company
3.25%, 03/27/30	1,959	2,127
Ashtead Capital, Inc.
4.25%, 11/01/29 (c)	1,698	1,812
BAT Capital Corp.
2.26%, 03/25/28	4,103	4,003
2.73%, 03/25/31	2,500	2,428
4.39%, 08/15/37	1,000	1,052
JBS Investments II GmbH
5.75%, 01/15/28 (c)	1,250	1,306
JBS USA Finance, Inc.
6.75%, 02/15/28 (c)	1,500	1,620
JBS USA Food Company
6.50%, 04/15/29 (c)	2,809	3,094
5.50%, 01/15/30 (c)	2,540	2,763
3.00%, 05/15/32 (c)	3,982	3,965
Kraft Heinz Foods Company
3.88%, 05/15/27	3,474	3,752
4.63%, 10/01/39	561	659
Mars, Incorporated
3.74%, 10/11/27 (f) (h)	1,200	1,290
3.95%, 04/01/49 (c)	3,930	4,719
Northwestern University
2.64%, 12/01/50	1,088	1,120
Pilgrim's Pride Corporation
3.50%, 03/01/32 (c)	2,963	3,005
Safeway Inc.
3.50%, 02/15/23 (c)	5,135	5,232
United Rentals (North America), Inc.
3.75%, 01/15/32	1,023	1,031
		59,662
Industrials 2.3%
Air Canada
3.88%, 08/15/26 (c)	1,198	1,225
Aircastle Limited
5.25%, 08/11/25 (c)	3,345	3,678

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
American Airlines, Inc.
5.50%, 04/20/26 (c)	1,073	1,117
5.75%, 04/20/29 (c)	377	403
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (c)	3,096	3,207
Burlington Northern Santa FE, LLC
2.88%, 06/15/52	2,328	2,344
Canadian Pacific Railway Limited
2.45%, 12/02/31	2,204	2,243
Delta Air Lines, Inc.
7.00%, 05/01/25 (c)	3,575	4,097
Equifax Inc.
2.35%, 09/15/31	6,570	6,479
General Electric Company
3.53%, (3 Month USD LIBOR + 3.33%), (100, 03/15/22) (a) (k)	11,410	11,309
Howmet Aerospace Inc.
6.88%, 05/01/25	106	122
Moog Inc.
4.25%, 12/15/27 (c)	383	386
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (c)	1,964	1,891
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (c)	1,569	1,564
SkyMiles IP Ltd.
4.50%, 10/20/25 (c)	311	327
4.75%, 10/20/28 (c)	542	593
United Airlines Pass Through Trust
4.38%, 04/15/26 (c)	2,004	2,091
4.63%, 04/15/29 (c)	1,230	1,276
		44,352
Materials 1.4%
Anglo American Capital PLC
3.63%, 09/11/24 (c)	1,250	1,312
4.88%, 05/14/25 (c)	790	869
5.63%, 04/01/30 (c)	2,200	2,607
2.63%, 09/10/30 (c)	2,596	2,544
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (c)	3,564	3,829
5.20%, 09/17/30 (c)	2,686	2,883
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,408
5.40%, 11/14/34	900	1,096
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	4,498	4,514
Mercer International Inc.
5.13%, 02/01/29	942	962
NOVA Chemicals Corporation
4.88%, 06/01/24 (c)	4,880	5,060
4.25%, 05/15/29 (c)	1,284	1,288
		28,372
Information Technology 1.4%
Apple Inc.
2.65%, 02/08/51	3,742	3,666
2.70%, 08/05/51	1,964	1,945
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (c)	789	815
Broadcom Inc.
2.45%, 02/15/31 (c)	3,000	2,936
3.47%, 04/15/34 (c)	5,549	5,796
Dell International L.L.C.
5.85%, 07/15/25 (j)	257	291
6.02%, 06/15/26 (j)	2,596	3,009
8.35%, 07/15/46 (j)	807	1,348
Microsoft Corporation
2.68%, 06/01/60	829	828
3.04%, 03/17/62	2,226	2,402
Oracle Corporation
2.88%, 03/25/31	2,379	2,390
3.65%, 03/25/41	2,772	2,787
		28,213
Real Estate 0.9%
EPR Properties
3.60%, 11/15/31	2,071	2,060
Essential Properties, L.P.
2.95%, 07/15/31	2,703	2,672
GLP Financing, LLC
5.75%, 06/01/28	343	396
5.30%, 01/15/29	2,975	3,376
3.25%, 01/15/32	1,276	1,282
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	2,172	2,154
2.70%, 07/15/31	3,000	2,997
VICI Properties Inc.
4.25%, 12/01/26 (c)	1,825	1,900
		16,837
Total Corporate Bonds And Notes (cost $947,673)		973,124
GOVERNMENT AND AGENCY OBLIGATIONS 40.1%
Mortgage-Backed Securities 23.1%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 11/01/51	24,917	25,509
3.00%, 07/01/32 - 12/01/49	20,387	21,374
2.00%, 09/01/35 - 09/01/51	42,331	42,678
5.00%, 02/01/38 - 11/01/41	966	1,081
4.50%, 03/01/42 - 11/01/48	1,327	1,448
3.50%, 04/01/42 - 04/01/50	14,267	15,128
4.00%, 10/01/45 - 06/01/48	9,000	9,663
1.50%, 10/01/51 - 11/01/51	13,740	13,301
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/51	41,989	43,035
3.00%, 04/01/31 - 02/01/51	22,432	23,500
5.00%, 06/01/35 - 05/01/42	996	1,111
2.00%, 10/01/35 - 04/01/51	57,890	57,890
1.50%, 11/01/35 - 10/01/51	8,144	8,051
TBA, 1.50%, 01/15/37 (m)	7,830	7,861
TBA, 2.00%, 01/15/37 - 01/15/52 (m)	23,851	23,998
4.50%, 08/01/40 - 07/01/49	8,647	9,379
3.50%, 11/01/42 - 08/01/49	20,980	22,323
4.00%, 10/01/44 - 09/01/49	16,593	17,805
TBA, 2.50%, 12/01/51 - 01/15/52 (m)	12,639	12,938
Government National Mortgage Association
5.00%, 08/20/41	284	315
3.50%, 06/20/43 - 03/20/50	14,470	15,182
4.00%, 05/20/44 - 03/20/50	7,558	8,016
3.00%, 07/20/45 - 07/20/51	20,370	21,138
4.50%, 12/20/48 - 05/20/49	2,459	2,610
2.50%, 08/20/50 - 03/20/51	21,110	21,646
2.00%, 10/20/51	12,348	12,479
TBA, 2.00%, 01/15/52 (m)	13,480	13,610
		453,069
U.S. Treasury Note 12.7%
Treasury, United States Department of
0.25%, 03/15/24 - 07/31/25	25,930	25,251
1.50%, 10/31/24 - 08/15/26	32,631	33,048
1.38%, 01/31/25 - 11/15/31	26,776	26,734
2.13%, 05/15/25	4,321	4,472
2.88%, 07/31/25 - 08/15/28	6,286	6,798
2.25%, 11/15/25	28,531	29,717
0.38%, 12/31/25 - 01/31/26	42,090	40,754
0.75%, 04/30/26	6,255	6,130
0.88%, 09/30/26 - 11/15/30	10,085	9,782
1.25%, 11/30/26 - 06/30/28	59,835	59,338
0.63%, 03/31/27	7,500	7,249
		249,273
U.S. Treasury Bond 3.7%
Treasury, United States Department of
3.75%, 08/15/41	8,248	10,760
2.00%, 11/15/41	2,400	2,423
3.13%, 11/15/41	11,225	13,479
2.50%, 02/15/45 - 02/15/46	23,568	25,970
3.00%, 02/15/48	14,160	17,277
1.63%, 11/15/50	2,747	2,557
		72,466
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 0.3%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (n)	7,104	6,695
Municipal 0.3%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	1,855	1,865
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	3,223
		5,088
Sovereign 0.0%
Gobierno de la Republica de Chile
3.10%, 05/07/41	1,127	1,108
Total Government And Agency Obligations (cost $782,628)		787,699
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.1%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	750	806
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	2,304	2,503
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,118	4,078
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,605
AmeriCredit Automobile Receivables Trust
Series 2019-A3-3, 2.06%, 05/18/22	1,588	1,594
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-A3-1, 2.97%, 11/20/23	18	18
Avid Automobile Receivables Trust 2021-1
Series 2021-A-1, 0.61%, 01/15/25	2,021	2,018
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,421
Capital One Multi-Asset Execution Trust
Series 2021-A1-A1, 0.55%, 07/15/24	6,121	6,035
CCG Receivables Trust
Series 2019-A2-2, 2.11%, 03/14/23	1,286	1,295
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	6,525	6,487
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	1,076	1,085
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (k)	5,692	5,688
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,667
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,944
CSMC Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (k)	592	598
Dell Equipment Finance Trust 2020-2
Series 2020-A2-2, 0.47%, 10/24/22	618	619
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	2,490	2,469
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	7,622	7,583
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	3,247	3,243
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	4,336	4,308
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	219	221
GM Financial Automobile Leasing Trust 2020-1
Series 2020-A3-1, 1.67%, 12/20/22	1,772	1,776
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	373	373
GM Financial Consumer Automobile Receivables Trust 2021-2
Series 2021-A3-2, 0.51%, 10/16/24	3,605	3,584
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,867
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	6,214
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	577	586
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	2,503	2,547
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	1,704	1,713
Hudson Yards Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	4,416
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	9,080	9,024
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,801
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (k)	791	794
J.P. Morgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.87%, 10/25/26 (k)	481	484
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	2,797	2,776
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	6,233	6,214
Mercedes-Benz Auto Lease Trust 2020-B
Series 2020-A3-B, 0.40%, 11/15/23	1,456	1,454
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	1,610	1,639
Series 2017-A-1A, 2.42%, 12/20/34	504	512
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 0.58%, (1 Month USD LIBOR + 0.48%), 10/16/23 (k)	5,650	5,598
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	3,267	3,255
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	3,469	3,435
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (k)	3,195	3,199
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,201	1,237
Series 2012-A-2, 4.00%, 10/29/24	1,068	1,103
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, REMIC, 3.92%, 06/17/27 (k)	1,371	1,455
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (k)	1,484	1,509
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	6,566	6,549
World Omni Select Auto Trust 2020-A
Series 2020-A2-A, 0.47%, 08/15/22	96	96
Total Non-U.S. Government Agency Asset-Backed Securities (cost $139,607)		139,495
SENIOR FLOATING RATE INSTRUMENTS 2.0%
Consumer Discretionary 0.6%
Adient US LLC
2021 Term Loan B, 3.59%, (1 Month USD LIBOR + 3.50%), 04/30/28 (k)	2,701	2,699
Caesars Resort Collection, LLC
2020 Term Loan B1, 3.59%, (1 Month USD LIBOR + 3.50%), 06/19/25 (k)	2,378	2,377
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 08/29/25 (k)	2,797	2,747
PCI Gaming Authority
Term Loan, 2.59%, (1 Month USD LIBOR + 2.50%), 05/15/26 (k)	2,899	2,884
UFC Holdings, LLC
2021 Term Loan B, 3.50%, (6 Month USD LIBOR + 2.75%), 04/29/26 (k)	1,316	1,309
		12,016
Industrials 0.5%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (k)	802	830

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Air Canada
2021 Term Loan B, 4.25%, (3 Month USD LIBOR + 3.50%), 07/27/28 (k)	788	785
Berry Global, Inc.
2021 Term Loan Z, 1.86%, (3 Month USD LIBOR + 1.75%), 07/01/26 (k)	4,124	4,094
Cimpress Public Limited Company
USD Term Loan B, 4.00%, (1 Month USD LIBOR + 3.50%), 04/29/28 (k)	1,204	1,202
Genesee & Wyoming Inc.
Term Loan, 2.13%, (3 Month USD LIBOR + 2.00%), 10/29/26 (k)	1,162	1,154
Hertz Corporation, (The)
2021 Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 06/11/28 (k)	349	349
2021 Term Loan C, 3.75%, (1 Month USD LIBOR + 3.25%), 06/11/28 (k)	66	66
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 3.25%, (1 Month USD LIBOR + 2.75%), 01/21/26 (k)	976	973
		9,453
Communication Services 0.3%
CenturyLink, Inc.
2020 Term Loan B, 2.34%, (1 Month USD LIBOR + 2.25%), 03/15/27 (k)	2,156	2,130
CSC Holdings, LLC
2017 Term Loan B1, 2.36%, (3 Month USD LIBOR + 2.25%), 07/15/25 (k)	715	703
Diamond Sports Group, LLC
Term Loan, 3.35%, (1 Month USD LIBOR + 3.25%), 08/24/26 (k)	772	356
DirecTV Financing, LLC
Term Loan, 5.75%, (3 Month USD LIBOR + 5.00%), 07/22/27 (k)	1,183	1,184
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.60%, (3 Month USD LIBOR + 2.50%), 06/13/26 (k)	1,563	1,558
		5,931
Consumer Staples 0.3%
JBS USA Lux S.A.
2019 Term Loan B, 2.10%, (3 Month USD LIBOR + 2.00%), 04/27/26 (k)	5,040	5,026
Materials 0.2%
Sylvamo Corporation
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.50%), 08/18/28 (k)	2,707	2,717
Information Technology 0.1%
Peraton Corp.
Term Loan B, 4.50%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	2,409	2,408
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 5.25%, (3 Month USD LIBOR + 4.25%), 09/22/24 (k)	750	746
Financials 0.0%
Nordic Aviation
DIP Term Loan, 0.00%, 09/17/22 (f) (o)	185	185
Total Senior Floating Rate Instruments (cost $38,849)		38,482
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.1%
JNL Government Money Market Fund, 0.01% (p) (q)	41,043	41,043
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (p) (q)	5,088	5,088
Total Short Term Investments (cost $46,131)		46,131
Total Investments 101.1% (cost $1,954,888)		1,984,931
Other Derivative Instruments 0.0%		278
Other Assets and Liabilities, Net (1.1)%		(22,619)
Total Net Assets 100.0%		1,962,590

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Convertible security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $292,427 and 14.9% of the Fund.

(d) Non-income producing security.

(e) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) All or a portion of the security was on loan as of December 31, 2021.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $58,254.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,290	0.1
Nordic Aviation Capital, 6.58%, 03/14/25	10/01/19	3,193	2,507	0.1
		4,393	3,797	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	781	March 2022	100,785	49	1,111
United States 2 Year Note	194	April 2022	42,352	9	(26)
United States 5 Year Note	674	April 2022	81,202	47	336
United States Long Bond	544	March 2022	86,154	306	1,124
United States Ultra Bond	87	March 2022	16,981	136	168
				547	2,713
Short Contracts
United States 10 Year Ultra Bond	(1,014)	March 2022	(146,311)	(269)	(2,176)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	969,327	3,797	973,124
Government And Agency Obligations	—	787,699	—	787,699
Non-U.S. Government Agency Asset-Backed Securities	—	139,495	—	139,495
Senior Floating Rate Instruments	—	38,297	185	38,482
Short Term Investments	46,131	—	—	46,131
	46,131	1,934,818	3,982	1,984,931
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,739	—	—	2,739
	2,739	—	—	2,739
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,202)	—	—	(2,202)
	(2,202)	—	—	(2,202)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 17.1%
AAR Corp. (a)	10	375
ABM Industries Incorporated	14	574
ACCO Brands Corporation	15	123
Acuity Brands, Inc.	7	1,478
Aerojet Rocketdyne Holdings, Inc.	14	659
Air Lease Corporation - Class A	21	919
Allegiant Travel Company (a)	2	436
Allison Systems, Inc.	35	1,276
Altra Industrial Motion Corp.	7	380
AMERCO	1	670
American Woodmark Corporation (a)	3	225
AO Smith Corp.	15	1,327
APi Group Corporation (a)	13	333
Apogee Enterprises, Inc.	7	320
Applied Industrial Technologies, Inc.	5	543
Arcbest Corporation	6	693
Arcosa, Inc.	8	431
Armstrong World Industries, Inc.	4	489
ASGN Incorporated (a)	6	696
Astec Industries, Inc.	4	277
Atlas Air Worldwide Holdings, Inc. (a)	7	638
Avis Budget Group, Inc. (a)	14	2,801
Barnes Group Inc.	6	271
Beacon Roofing Supply, Inc. (a)	11	651
Boise Cascade Company	10	734
Brady Corp. - Class A	7	358
BrightView Holdings, Inc. (a)	9	128
Builders FirstSource, Inc. (a)	13	1,080
BWXT Government Group, Inc.	9	445
Clean Harbors Inc. (a)	6	598
Colfax Corp. (a)	16	739
Comfort Systems USA Inc.	5	471
Copart Inc. (a)	6	975
Cornerstone Building Brands, Inc. (a)	10	175
CoStar Group, Inc. (a)	8	659
Crane Co.	7	690
Curtiss-Wright Corp.	7	946
Deluxe Corp.	9	293
Donaldson Co. Inc.	14	848
Dycom Industries, Inc. (a)	7	636
EMCOR Group, Inc.	9	1,116
Encore Wire Corp.	3	489
EnerSys	7	568
Equifax Inc.	5	1,524
Flowserve Corporation	25	775
Forward Air Corp.	4	517
Franklin Electric Co. Inc.	4	380
FTI Consulting Inc. (a)	5	725
Gates Industrial Corporation PLC (a)	5	85
GATX Corporation	6	646
Generac Holdings Inc. (a)	1	464
GMS Inc. (a)	7	443
Graco Inc.	11	867
GrafTech International Ltd.	16	194
Granite Construction Incorporated	12	457
Greenbrier Cos. Inc.	13	579
GXO Logistics Inc. (a)	4	362
Hawaiian Holdings, Inc. (a)	27	501
HEICO Corp.	4	553
Herc Holdings Inc.	3	413
Herman Miller Inc.	14	537
Hexcel Corp. (a)	18	949
Hillenbrand Inc.	9	448
HNI Corp.	7	302
HUB Group Inc. - Class A (a)	7	586
Hubbell Inc.	7	1,440
Hyster-Yale Materials Handling Inc. - Class A	2	98
IDEX Corporation	5	1,236
Ingersoll Rand Inc.	9	536
Insperity, Inc.	3	371
ITT Industries Holdings, Inc.	10	990
JELD-WEN Holding, Inc. (a)	10	272
Kaman Corp.	5	219
KAR Auction Services, Inc. (a)	34	536
Kelly Services Inc. - Class A	5	76
Kennametal Inc.	15	544
Kirby Corp. (a)	14	840
Knight-Swift Transportation Holdings Inc. - Class A	27	1,641
Korn Ferry	8	580
Landstar System Inc.	5	964
Lennox International Inc.	3	890
Lincoln Electric Holdings Inc.	8	1,141
Macquarie Infrastructure Corporation	19	68
Masonite International Corporation (a)	4	491
MasTec Inc. (a)	8	755
Matson Intermodal - Paragon, Inc.	5	480
Matthews International Corp. - Class A	4	153
Maxar Technologies Inc.	10	301
Meritor, Inc. (a)	15	360
Middleby Corp. (a)	4	857
Moog Inc. - Class A	4	295
MSA Safety Inc.	2	352
MSC Industrial Direct Co. - Class A	10	822
Mueller Industries Inc.	8	502
Nordson Corp.	4	898
Now, Inc. (a)	40	341
Nvent Electric Public Limited Company	33	1,243
Old Dominion Freight Line Inc.	5	1,847
Oshkosh Corp.	13	1,452
Parsons Corporation (a)	3	117
Pentair Public Limited Company	19	1,387
Pitney Bowes Inc.	72	479
Primoris Services Corporation	12	293
Regal-Beloit Corp.	9	1,472
Resideo Technologies, Inc. (a)	27	704
Rollins Inc.	9	312
Rush Enterprises Inc. - Class A	8	426
Ryder System, Inc.	18	1,507
Saia, Inc. (a)	1	494
Schneider National, Inc. - Class B	16	422
Sensata Technologies Holding PLC (a)	19	1,146
Simpson Manufacturing Co. Inc.	5	625
SkyWest Inc. (a)	12	484
Spirit Airlines, Inc. (a)	28	619
Steelcase Inc. - Class A	22	261
Stericycle Inc. (a)	9	551
Teledyne Technologies Inc. (a)	3	1,426
Terex Corp.	13	591
Tetra Tech, Inc.	4	712
Textainer Group Holdings Limited	9	306
Timken Co.	11	785
Toro Co.	8	811
TransUnion	6	768
TriNet Group Inc. (a)	2	224
Trinity Industries Inc.	21	634
Tutor Perini Corp. (a)	12	149
UFP Industries, Inc.	10	951
UniFirst Corp.	2	447
Univar Solutions Inc. (a)	31	865
Valmont Industries Inc.	3	684
Verisk Analytics, Inc.	5	1,055
Wabash National Corp.	13	244
Watsco Inc.	4	1,127
Watts Water Technologies Inc. - Class A	2	465
Werner Enterprises Inc.	15	710
WESCO International, Inc. (a)	12	1,616
Woodward Governor Co.	7	735
Xylem Inc.	12	1,441
Zurn Water Solutions Corporation	8	287
		92,763
Financials 13.5%
Affiliated Managers Group, Inc.	7	1,142
American Equity Investment Life Holding Company	19	736
American National Group, Inc.	2	313
Ameris Bancorp	6	305

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Ares Management Corporation - Class A	3	228
Artisan Partners Asset Management Inc. - Class A	6	283
Associated Banc-Corp	34	774
Assurant, Inc.	8	1,268
Atlantic Union Bank	9	343
Bank of Hawaii Corporation	6	491
Bank OZK	17	811
BankUnited, Inc.	18	757
Banner Corporation	6	343
BGC Partners, Inc. - Class A	57	266
Blackstone Mortgage Trust, Inc. - Class A	24	748
BOK Financial Corporation	4	452
Brighthouse Financial, Inc. (a)	25	1,320
Brightsphere Investment Group Inc.	10	252
BrightSpire Capital, Inc - Class A	15	149
Brown & Brown Inc.	16	1,139
Cadence Bank, N.A.	25	750
Capitol Federal Financial	19	210
Cathay General Bancorp	11	488
CNO Financial Group, Inc.	32	767
Cohen & Steers, Inc.	2	203
Columbia Banking System Inc.	11	361
Commerce Bancshares Inc.	9	625
Community Bank System Inc.	5	391
Credit Acceptance Corp. (a)	1	626
Cullen/Frost Bankers Inc.	7	861
CVB Financial Corp.	17	357
East West Bancorp, Inc.	14	1,132
Erie Indemnity Company - Class A	2	332
Essent Group Ltd.	11	501
Evercore Inc. - Class A	6	769
FactSet Research Systems Inc.	1	703
Federated Investors, Inc. - Class B	19	710
First American Financial Corporation	21	1,678
First Citizens BancShares, Inc. - Class A	1	485
First Financial Bancorp.	13	312
First Hawaiian, Inc.	24	643
First Horizon National Corporation	64	1,050
First Interstate BancSystem, Inc. - Class A	6	245
First Midwest Bancorp, Inc.	20	408
First Republic Bank	8	1,653
FirstCash Holdings, Inc. (a)	7	507
Flagstar Bancorp, Inc.	8	400
FNB Corp.	75	916
Fulton Financial Corp.	33	569
Glacier Bancorp, Inc.	8	470
Great Western Bancorp Inc.	12	404
Hancock Whitney Co.	13	673
Hanover Insurance Group Inc.	6	821
Hilltop Holdings Inc.	10	359
Home BancShares, Inc.	21	508
Hope Bancorp, Inc.	26	383
Horace Mann Educators Corp.	7	271
Houlihan Lokey Inc. - Class A	4	367
Independence Holdings, LLC	15	731
Independent Bank Group, Inc.	4	269
Interactive Brokers Group, Inc. - Class A	2	124
International Bancshares Corporation	7	293
Investors Bancorp, Inc.	57	870
Janus Henderson Group PLC	33	1,378
Kemper Corp.	9	513
Ladder Capital Corp - Class A	27	327
LPL Financial Holdings Inc.	8	1,282
MarketAxess Holdings Inc.	1	313
Mercury General Corp.	6	330
MFA Financial, Inc.	127	580
MGIC Investment Corp.	64	919
Moelis & Company LLC - Class A	5	327
Morningstar Inc.	1	340
MSCI Inc. - Class A	2	1,159
Nelnet, Inc. - Class A	2	206
New York Community Bancorp Inc. - Series A	121	1,475
Old National Bancorp	29	520
PacWest Bancorp	28	1,261
PennyMac Financial Services, Inc.	3	244
People's United Financial Inc.	83	1,484
Pinnacle Financial Partners, Inc.	7	650
Primerica, Inc.	4	682
ProAssurance Corporation	8	206
Prosperity Bancshares Inc.	13	919
Radian Group Inc.	37	787
Renasant Corporation	8	319
RLI Corp.	3	388
Rocket Companies, Inc. - Class A	3	46
SEI Investments Co.	17	1,046
Selective Insurance Group Inc.	7	567
Signature Bank	3	1,065
Simmons First National Corp. - Class A	15	431
SLM Corporation	40	779
South State Corp.	6	482
Sterling Bancorp	28	721
Stewart Information Services Corp.	6	446
Stifel Financial Corp.	10	676
SVB Financial Group (a)	2	1,278
Synovus Financial Corp.	21	1,014
Texas Capital Bancshares, Inc. (a)	7	399
TFS Financial Corporation	4	72
The PRA Group, Inc. (a)	8	400
Tradeweb Markets Inc. - Class A	3	271
Trustmark Corp.	8	254
Two Harbors Investment Corp.	132	760
Ubiquiti Inc.	—	72
UMB Financial Corp.	5	503
Umpqua Holdings Corp.	49	947
United Bankshares Inc.	17	621
United Community Banks, Inc.	9	336
Valley National Bancorp	56	776
Virtu Financial Inc. - Class A	6	183
Voya Financial, Inc.	23	1,504
Walker & Dunlop, Inc.	3	461
Washington Federal Inc.	15	515
Webster Financial Corp.	13	716
WesBanco Inc.	8	295
Western Alliance Bancorp	5	515
White Mountains Insurance Group Ltd	1	616
Wintrust Financial Corporation	8	712
		73,403
Consumer Discretionary 13.5%
Abercrombie & Fitch Co. - Class A (a)	20	694
Academy, Ltd. (a)	5	213
Acushnet Holdings Corp.	4	211
Adtalem Global Education Inc. (a)	13	387
Airbnb, Inc. - Class A (a)	—	24
American Axle & Manufacturing Holdings, Inc. (a)	55	514
American Eagle Outfitters, Inc. (b)	38	963
Asbury Automotive Group, Inc. (a)	4	653
AutoZone, Inc. (a)	1	1,669
Big Lots, Inc.	17	778
Bloomin' Brands, Inc. (a)	23	483
Boyd Gaming Corporation (a)	7	429
Bright Horizons Family Solutions Inc. (a)	3	433
Brinker International Inc. (a)	12	429
Brunswick Corp.	12	1,220
Buckle Inc.	6	255
Burlington Stores Inc. (a)	3	800
Callaway Golf Co. (a)	11	290
Carter's Inc.	10	1,007
Cheesecake Factory Inc. (a)	12	463
Childrens Place Retail Stores Inc. (a)	4	299
Churchill Downs Inc.	3	664
Columbia Sportswear Co.	5	471
Cracker Barrel Old Country Store, Inc.	6	727
Dana Holding Corp.	36	820
Dave & Buster's Entertainment Inc. (a)	9	364
Deckers Outdoor Corp. (a)	2	775
Designer Brands Inc. - Class A (a)	44	624
Dillard's Inc. - Class A	3	624
Domino's Pizza, Inc.	3	1,883
Dorman Products Inc. (a)	3	388

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Five Below, Inc. (a)	2	342
Fossil Group, Inc. (a)	22	222
GameStop Corp. - Class A (a) (b)	8	1,254
Gentex Corp.	42	1,450
Gentherm Incorporated (a)	5	395
G-III Apparel Group, Ltd. (a)	15	409
Gopro Inc. - Class A (a)	27	283
Graham Holdings Co. - Class B	1	446
Grand Canyon Education, Inc. (a)	5	431
Group 1 Automotive Inc.	6	1,134
Groupon, Inc. (a) (b)	12	272
Guess Inc.	16	386
H & R Block, Inc.	30	706
Hanesbrands Inc.	80	1,332
Harley-Davidson, Inc.	37	1,387
Helen of Troy Ltd (a)	2	580
Hilton Grand Vacations Inc. (a)	10	531
International Game Technology PLC	31	896
iRobot Corp. (a)	4	262
Jack in the Box Inc.	6	545
KB Home	17	776
Kontoor Brands, Inc.	7	371
Laureate Education Inc. - Class A	26	316
La-Z-Boy Inc.	11	412
LCI Industries	4	601
Leggett & Platt Inc.	26	1,069
Levi Strauss & Co. - Class A	6	143
Lithia Motors Inc. - Class A	3	850
M/I Homes, Inc. (a)	6	361
Marriott Vacations Worldwide Corporation	7	1,132
Mattel, Inc. (a)	55	1,182
MDC Holdings Inc.	10	575
Meritage Homes Corporation (a)	7	845
Murphy USA Inc.	9	1,810
Office Depot, Inc. (a)	20	790
Ollie's Bargain Outlet Holdings Inc. (a)	4	196
Penn National Gaming Inc. (a)	7	382
Polaris Industries Inc.	11	1,214
Pool Corporation	1	757
PROG Holdings, Inc.	22	1,011
Red Rock Resorts, Inc. - Class A	5	253
Sally Beauty Holdings, Inc. (a)	28	521
Scientific Games Corporation (a)	7	452
Seaworld Entertainment, Inc. (a)	4	268
Service Corp. International	13	943
Signet Jewelers Limited	15	1,280
Six Flags Operations Inc.	22	921
Skechers U.S.A. Inc. - Class A (a)	20	859
Sleep Number Corporation (a)	4	307
Sonic Automotive, Inc. - Class A	8	411
Steven Madden Ltd.	14	643
Taylor Morrison Home II Corporation - Class A (a)	28	966
Tempur Sealy International, Inc.	11	524
Terminix Global Hldgs Inc. (a)	11	481
Texas Roadhouse Inc. - Class A	7	646
The Wendy's Company	37	893
Thor Industries Inc.	12	1,202
Toll Brothers Inc.	24	1,717
TopBuild Corp. (a)	2	683
Travel + Leisure Co.	18	984
TRI Pointe Homes, Inc. (a)	34	960
Tupperware Brands Corp. (a)	15	229
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,573
Under Armour Inc. - Class A (a)	34	725
Urban Outfitters Inc. (a)	20	589
Vail Resorts, Inc.	3	895
Vista Outdoor Inc. (a)	9	422
Visteon Corporation (a)	10	1,127
Williams-Sonoma Inc.	7	1,248
Winnebago Industries Inc.	4	334
Wolverine World Wide, Inc.	18	517
Wyndham Hotels & Resorts, Inc.	9	764
Wynn Resorts, Limited (a)	12	1,003
		72,950
Real Estate 13.1%
Acadia Realty Trust	17	365
Alexander & Baldwin, LLC	11	276
American Campus Communities, Inc.	21	1,179
American Homes 4 Rent - Class A	18	796
Americold Realty Trust	11	372
Apartment Income REIT Corp.	29	1,600
Apollo Commercial Real Estate Finance, Inc.	32	420
Apple Hospitality REIT, Inc.	66	1,064
Brandywine Realty Trust	43	581
Brixmor Property Group Inc.	54	1,384
Camden Property Trust	9	1,531
Chimera Investment Corporation	69	1,040
CoreCivic, Inc. (a)	61	605
Corporate Office Properties Trust	19	542
Cousins Properties Incorporated	19	784
CubeSmart	14	818
Cushman & Wakefield PLC (a)	13	289
Cyrusone LLC	9	808
DiamondRock Hospitality Co. (a)	62	595
DigitalBridge Group, Inc. - Class A (a)	122	1,017
Diversified Healthcare Trust	39	119
Douglas Elliman Inc. (a)	11	130
Douglas Emmett, Inc.	22	733
Duke Realty Corp.	26	1,684
EastGroup Properties Inc.	2	475
Empire State Realty Trust Inc. - Class A	39	350
EPR Properties	15	697
Equity Commonwealth (a)	21	542
Equity Lifestyle Properties, Inc.	8	737
Extra Space Storage Inc.	7	1,610
Federal Realty Investment Trust	8	1,094
First Industrial Realty Trust, Inc.	9	594
Gaming and Leisure Properties, Inc.	19	913
Global Net Lease Inc.	19	293
Healthcare Realty Trust Inc.	18	565
Healthcare Trust of America, Inc. - Class A	26	884
Highwoods Properties Inc.	17	776
Hudson Pacific Properties Inc.	28	692
Invesco Mortgage Capital Inc.	171	477
Invitation Homes Inc.	41	1,864
JBG Smith Properties	18	514
Kennedy-Wilson Holdings Inc.	15	352
Kilroy Realty Corporation	15	968
Kimco Realty Corporation	75	1,857
Kite Realty Naperville, LLC	42	908
Lamar Advertising Co. - Class A	9	1,080
Lexington Realty Trust	37	573
Life Storage Inc.	6	903
Macerich Co.	65	1,131
Mack-Cali Realty Corporation (a)	20	362
Medical Properties Trust, Inc.	58	1,364
MGM Growth Properties LLC - Class A	6	255
National Health Investors, Inc.	6	326
National Retail Properties, Inc.	19	894
New York Mortgage Trust Inc.	95	352
Office Properties Income Trust	7	184
Omega Healthcare Investors, Inc.	34	1,002
OUTFRONT Media Inc.	30	812
Paramount Group, Inc.	60	497
Pebblebrook Hotel Trust	37	823
PennyMac Mortgage Investment Trust	27	461
Physicians Realty Trust	27	513
Piedmont Office Realty Trust Inc. - Class A	25	464
PotlatchDeltic Corp.	7	430
PS Business Parks, Inc.	2	320
Rayonier Inc.	15	615
Realogy Holdings Corp. (a)	52	875
Redwood Trust Inc.	36	479
Regency Centers Corp.	21	1,592
Retail Opportunity Investments Corp.	18	355
Rexford Industrial Realty, Inc.	6	502
RLJ III-EM Columbus Lessee, LLC	38	528
Ryman Hospitality Properties, Inc. (a)	6	558

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Sabra Health Care REIT, Inc.	42	563
SBA Communications Corporation	1	503
Service Properties Trust	41	361
SITE Centers Corp.	38	601
SL Green Realty Corp.	20	1,419
Spirit Realty Capital, Inc.	16	755
STAG Industrial, Inc.	12	578
Starwood Property Trust, Inc.	52	1,257
STORE Capital Corp.	22	744
Sun Communities Inc.	6	1,207
Sunstone Hotel Investors Inc. (a)	70	820
Tanger Factory Outlet Centers Inc.	24	456
The GEO Group, Inc. (b)	92	716
The Howard Hughes Corporation (a)	4	399
UDR, Inc.	23	1,366
Uniti Group Inc.	51	720
Urban Edge Properties	20	373
VICI Properties Inc.	46	1,383
W.P. Carey Inc.	19	1,589
Washington REIT	15	394
Xenia Hotels & Resorts Inc. (a)	21	383
		70,731
Information Technology 12.9%
ACI Worldwide, Inc. (a)	12	428
Advanced Energy Industries, Inc.	3	317
Amkor Technology, Inc.	12	296
ANSYS, Inc. (a)	3	1,340
Arista Networks, Inc. (a)	8	1,098
Aspen Technology, Inc. (a)	3	506
Autodesk, Inc. (a)	5	1,269
Avaya Holdings Corp. (a)	18	346
Belden Inc.	9	608
Benchmark Electronics, Inc.	7	192
Bentley Systems, Incorporated - Class B	—	17
Black Knight, Inc. (a)	7	584
Booz Allen Hamilton Holding Corporation - Class A	12	1,006
Broadridge Financial Solutions, Inc.	8	1,516
Brooks Automation Inc.	3	359
CACI International Inc. - Class A (a)	3	901
CDK Global, Inc.	24	997
Ciena Corp. (a)	19	1,500
Cirrus Logic Inc. (a)	12	1,088
CMC Materials Inc.	2	428
Cognex Corp.	7	559
Coherent Inc. (a)	2	625
CommScope Holding Company, Inc. (a)	58	640
Concentrix Solutions Corporation	4	668
Conduent Inc. (a)	48	257
Consensus Cloud Solutions, Inc. (a)	1	65
CSG Systems International, Inc.	6	330
Diodes Inc. (a)	4	489
Dolby Laboratories, Inc. - Class A	7	641
Dropbox, Inc. - Class A (a)	18	445
EchoStar Corp. - Class A (a)	15	385
Entegris, Inc.	5	640
EPAM Systems, Inc. (a)	1	668
Euronet Worldwide Inc. (a)	4	518
Fair Isaac Corporation (a)	1	585
First Solar, Inc. (a)	11	1,001
FleetCor Technologies Inc. (a)	6	1,401
Fortinet, Inc. (a)	3	939
Gartner Inc. (a)	3	874
Genpact Limited	22	1,148
GoDaddy Inc. - Class A (a)	7	611
Guidewire Software, Inc. (a)	3	376
II-VI Incorporated (a)	6	413
Infinera Corporation (a)	31	297
Insight Enterprises, Inc. (a)	7	721
InterDigital Communications, Inc.	6	440
IPG Photonics Corporation (a)	3	486
Itron Inc. (a)	5	375
J2 Cloud Services, LLC (a)	4	480
Jack Henry & Associates Inc.	6	990
KBR, Inc.	20	946
Keysight Technologies, Inc. (a)	8	1,613
Knowles Corporation (a)	19	440
Littelfuse Inc.	2	636
Liveramp, Inc. (a)	10	462
Lumentum Holdings Inc. (a)	6	607
Mandiant, Inc. (a)	16	288
Manhattan Associates Inc. (a)	3	451
Mantech International Corp. - Class A	5	332
Marvell Technology, Inc.	7	604
MAXIMUS Inc.	9	749
Methode Electronics Inc.	6	308
MKS Instruments, Inc.	5	850
Monolithic Power Systems Inc.	1	393
N-Able, Inc. (a)	3	32
National Instruments Corp.	18	776
NCR Corporation (a)	29	1,184
NETGEAR, Inc. (a)	9	254
NetScout Systems, Inc. (a)	13	442
Nuance Communications, Inc. (a)	11	587
OSI Systems Inc. (a)	3	298
Palo Alto Networks, Inc. (a)	2	1,041
PC Connection, Inc.	2	79
Pegasystems Inc.	2	191
Plantronics Inc. (a)	11	334
Plexus Corp. (a)	4	396
Power Integrations Inc.	3	321
Progress Software Corp.	7	330
PTC Inc. (a)	4	484
Pure Storage, Inc. - Class A (a)	18	569
Rackspace Technology, Inc. (a)	5	63
Sabre Corporation (a)	86	740
Sanmina Corp. (a)	12	483
Science Applications International Corp.	10	824
Semtech Corp. (a)	5	414
ServiceNow, Inc. (a)	1	787
Silicon Laboratories Inc. (a)	3	665
SolarWinds Corporation	3	49
Splunk Inc. (a)	5	567
Square, Inc. - Class A (a)	3	418
SS&C Technologies Holdings, Inc.	15	1,262
Stratasys, Inc. (a)	11	277
Super Micro Computer, Inc. (a)	8	365
Synaptics Incorporated (a)	5	1,352
SYNNEX Corporation	8	919
Teradata Corporation (a)	22	917
Teradyne Inc.	11	1,792
Trimble Inc. (a)	17	1,505
TTM Technologies, Inc. (a)	32	483
Twilio Inc. - Class A (a)	2	436
Tyler Technologies Inc. (a)	1	474
Upstate Property Rentals, LLC (a) (b)	3	253
VeriSign, Inc. (a)	4	936
ViaSat, Inc. (a)	11	510
Viavi Solutions Inc. (a)	22	380
Vishay Intertechnology Inc.	30	658
Wex, Inc. (a)	3	364
Wolfspeed, Inc. (a)	8	840
Workday, Inc. - Class A (a)	3	953
Xperi Holding Corporation	15	278
Zebra Technologies Corp. - Class A (a)	2	1,106
		69,930
Health Care 7.9%
2Seventy Bio, Inc. (a)	3	64
ABIOMED, Inc. (a)	1	401
Acadia Healthcare Company, Inc. (a)	11	638
Align Technology, Inc. (a)	1	885
Allscripts Healthcare Solutions, Inc. (a)	31	565
Alnylam Pharmaceuticals, Inc. (a)	3	523
Amedisys, Inc. (a)	2	249
AMN Healthcare Services, Inc. (a)	4	503
Avantor, Inc. (a)	10	402
BioMarin Pharmaceutical Inc. (a)	13	1,133
Bio-Rad Laboratories, Inc. - Class A (a)	1	912
Bio-Techne Corporation	1	482

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Bluebird Bio, Inc. (a)	16	163
Brookdale Senior Living Inc. (a)	53	275
Bruker Corp.	7	563
Catalent Inc. (a)	4	551
Change Healthcare Inc. (a)	23	488
Charles River Laboratories International Inc. (a)	1	523
Chemed Corporation	1	654
Community Health Systems Inc. (a)	37	486
Cooper Cos. Inc.	3	1,098
Covetrus, Inc. (a)	18	367
DexCom Inc. (a)	1	406
Elanco Animal Health (a)	36	1,016
Emergent BioSolutions Inc. (a)	6	258
Encompass Health Corporation	11	721
Envista Holdings Corporation (a)	28	1,257
Exact Sciences Corporation (a)	3	241
Exelixis, Inc. (a)	22	403
Globus Medical Inc. - Class A (a)	4	308
Haemonetics Corp. (a)	6	311
Healthcare Services Group Inc.	18	312
Hologic Inc. (a)	17	1,287
Horizon Therapeutics Public Limited Company (a)	4	475
ICU Medical, Inc. (a)	2	412
IDEXX Laboratories, Inc. (a)	1	360
Incyte Corporation (a)	15	1,086
Integer Holdings Corporation (a)	4	313
Integra LifeSciences Holdings Corp. (a)	5	318
Ionis Pharmaceuticals Inc. (a)	13	386
LHC Group, Inc. (a)	2	291
LivaNova PLC (a)	5	401
Magellan Health Services Inc. (a)	8	722
Masimo Corp. (a)	2	479
Mednax, Inc. (a)	23	630
Mettler-Toledo International Inc. (a)	1	1,733
Moderna, Inc. (a)	2	396
Molina Healthcare, Inc. (a)	6	1,755
Myriad Genetics, Inc. (a)	15	420
Nektar Therapeutics (a)	26	353
NuVasive Inc. (a)	6	297
OPKO Health, Inc. (a)	58	281
Owens & Minor Inc.	23	979
Patterson Cos. Inc.	27	778
PerkinElmer Inc.	6	1,204
Premier Healthcare Solutions, Inc. - Class A	16	650
ResMed Inc.	5	1,410
Royalty Pharma PLC - Class A	5	187
Sarepta Therapeutics, Inc. (a)	4	351
Seagen Inc. (a)	3	472
Select Medical Holdings Corporation	12	355
Steris Limited	6	1,467
Syneos Health, Inc. - Class A (a)	6	664
Teleflex Incorporated	3	827
Tenet Healthcare Corporation (a)	13	1,095
United Therapeutics Corporation (a)	8	1,728
Veeva Systems Inc. - Class A (a)	1	359
West Pharmaceutical Services Inc.	2	870
		42,949
Materials 6.7%
Albemarle Corporation	8	1,869
Allegheny Technologies Incorporated (a)	32	514
AptarGroup, Inc.	6	721
Arconic Corporation (a)	28	909
ARD Holdings S.A. - Class A (c)	—	11
Ashland Global Holdings Inc.	12	1,279
Avery Dennison Corporation	7	1,527
Avient Corporation	13	749
Axalta Coating Systems Ltd. (a)	23	778
Ball Corporation	17	1,616
Berry Global Group, Inc. (a)	13	949
Cabot Corp.	11	606
Carpenter Technology Corp.	13	372
Commercial Metals Co.	30	1,087
Compass Minerals International, Inc.	6	312
Crown Holdings Inc.	9	942
Eagle Materials Inc.	5	749
Element Solutions, Inc.	21	500
FMC Corporation	10	1,073
Graphic Packaging Holding Company	59	1,152
Greif Inc. - Class A	6	340
H.B. Fuller Company	8	643
Hecla Mining Co.	51	268
Huntsman Corp.	45	1,574
Innospec Inc.	4	344
Kaiser Aluminum Corporation	4	351
Kraton Corporation (a)	8	372
Louisiana-Pacific Corp.	12	918
Minerals Technologies Inc.	5	336
NewMarket Corp.	1	442
O-I Glass, Inc. (a)	47	567
Olin Corporation	25	1,447
PQ Group Holdings Inc.	9	89
Quaker Chemical Corp.	1	217
Reynolds Group Holdings Limited	9	117
Royal Gold Inc.	4	444
RPM International Inc.	13	1,337
Schnitzer Steel Industries Inc. - Class A	8	402
Schweitzer-Mauduit International Inc.	5	157
Scotts Miracle-Gro Co.	4	640
Sealed Air Corporation	29	1,964
Sensient Technologies Corporation	5	520
Silgan Holdings Inc.	13	545
Sonoco Products Co.	16	923
Stepan Co.	3	321
Summit Materials, Inc. - Class A (a)	13	514
The Chemours Company	33	1,106
Trinseo Public Limited Company	7	391
Warrior Met Coal, Inc.	27	699
Worthington Industries Inc.	8	420
		36,123
Energy 4.4%
Antero Midstream Corporation	27	260
Antero Resources Corporation (a)	101	1,773
Apa Corp.	4	116
Archrock, Inc.	29	219
Callon Petroleum Company (a)	12	576
Centennial Resource Development, LLC - Class A (a)	72	432
ChampionX Corporation (a)	16	327
Cheniere Energy, Inc.	8	782
CNX Resources Corporation (a)	57	777
Coterra Energy Inc	99	1,884
CVR Energy, Inc.	19	313
Delek US Holdings, Inc. (a)	38	564
Devon Energy Corporation	57	2,523
Dril-Quip Inc. (a)	8	165
EQT Corporation (a)	67	1,466
Equitrans Midstream Corp.	68	703
Green Plains Renewable Energy Inc. (a)	13	457
Helmerich & Payne Inc.	49	1,159
Kosmos Energy Ltd. (a)	115	398
Magnolia Oil & Gas Corp. - Class A	15	282
Matador Resources Co.	10	383
Murphy Oil Corporation	72	1,884
Oasis Petroleum Inc.	8	1,018
Oceaneering International, Inc. (a)	35	400
Patterson-UTI Energy Inc.	85	715
PDC Energy, Inc.	13	616
Range Resources Corporation (a)	33	587
Reg Biofuels, LLC (a)	8	341
SM Energy Company	34	1,004
Southwestern Energy Co. (a)	99	463
Whiting Petroleum Corporation (a)	16	1,005
		23,592
Consumer Staples 4.0%
B&G Foods, Inc.	16	479
Boston Beer Co. Inc. - Class A (a)	—	236
Brown-Forman Corp. - Class B	16	1,191
Cal-Maine Foods Inc.	10	366

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Casey's General Stores Inc.	6	1,200
Central Garden & Pet Co. - Class A (a)	7	333
Darling Ingredients Inc. (a)	11	762
Del Monte Fresh Produce Company	6	158
Edgewell Personal Care Colombia S A S	15	685
Flowers Foods Inc.	36	980
Hain Celestial Group Inc. (a)	11	475
Herbalife Nutrition Ltd. (a)	7	299
Ingles Markets Inc. - Class A	3	294
J&J Snack Foods Corp.	2	309
Lamb Weston Holdings Inc.	9	567
Lancaster Colony Corp.	2	367
McCormick & Co. Inc.	18	1,737
National Beverage Corp.	2	105
Nomad Foods Limited (a)	16	418
Nu Skin Enterprises, Inc. - Class A	15	752
Performance Food Group, Inc. (a)	28	1,306
Post Holdings, Inc. (a)	8	873
PriceSmart Inc.	4	263
Rite Aid Corporation (a)	47	692
Sanderson Farms Inc.	5	1,025
Seaboard Corp.	—	122
Spectrum Brands Legacy, Inc.	7	694
Sprouts Farmers Market, Inc. (a)	39	1,150
The Andersons, Inc.	6	213
Treehouse Foods, Inc. (a)	18	719
United Natural Foods Inc. (a)	35	1,720
Universal Corp.	4	245
USANA Health Sciences, Inc. (a)	2	251
Vector Group Ltd.	23	260
Weis Markets Inc.	3	221
		21,467
Communication Services 3.5%
AMC Entertainment Holdings, Inc. - Class A (a)	58	1,573
AMC Networks, Inc. - Class A (a)	10	359
ANGI Homeservices Inc. - Class A (a)	6	54
Cable One, Inc.	—	360
Cinemark Holdings, Inc. (a)	39	634
Clear Channel Outdoor Holdings, Inc. (a)	93	307
Gray Television, Inc.	15	302
iHeartMedia, Inc. - Class A (a)	20	417
Interpublic Group of Cos. Inc.	51	1,910
John Wiley & Sons Inc. - Class A	8	463
Liberty Broadband Corp. - Series C (a)	7	1,127
Liberty Latin America Ltd. - Class C (a)	32	368
Liberty Media Corporation - Series C (a)	16	1,019
Lions Gate Entertainment Corp. - Class A (a)	33	547
Live Nation Entertainment, Inc. (a)	5	618
Lyft, Inc. - Class A (a)	12	501
Madison Square Garden Entertainment Corp. - Class A (a)	5	326
Match Group Holdings II, LLC (a)	8	1,075
New York Times Co. - Class A	8	387
Nexstar Media Group, Inc. - Class A	5	680
Pinterest, Inc. - Class A (a)	9	329
Scholastic Corp.	5	200
Sinclair Broadcast Group Inc. - Class A	16	434
Snap Inc. - Class A (a)	11	525
Take-Two Interactive Software Inc. (a)	5	952
TEGNA Inc.	36	671
Telephone & Data Systems Inc.	34	675
The Madison Square Garden Company - Class A (a)	2	291
TripAdvisor Inc. (a)	15	405
US Cellular Corp. (a)	5	168
Yelp Inc. (a)	15	534
Zillow Group, Inc. - Class C (a)	7	436
Zynga Inc. - Class A (a)	79	506
		19,153
Utilities 2.9%
ALLETE, Inc.	9	608
Atmos Energy Corporation	17	1,736
Avista Corporation	14	607
Black Hills Corporation	11	779
Clearway Energy, Inc. - Class C	12	443
Essential Utilities, Inc.	18	972
Hawaiian Electric Industries Inc.	16	648
IDACORP Inc.	7	837
MDU Resources Group Inc.	32	998
National Fuel Gas Company	13	850
New Jersey Resources Corp.	15	629
NorthWestern Corp.	10	544
OGE Energy Corp.	40	1,522
One Gas, Inc.	9	693
Ormat Technologies Inc.	4	307
PNM Resources, Inc.	12	563
Portland General Electric Co.	19	1,001
South Jersey Industries Inc.	20	512
Southwest Gas Corp.	12	847
Spire, Inc.	10	654
		15,750
Total Common Stocks (cost $425,199)		538,811
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.5%
JNL Government Money Market Fund, 0.01% (d) (e)	8,434	8,434
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	1,486	1,486
Total Short Term Investments (cost $9,920)		9,920
Total Investments 101.3% (cost $435,119)		548,731
Other Assets and Liabilities, Net (1.3)%		(7,305)
Total Net Assets 100.0%		541,426

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	6	March 2022	670	(1)	3
S&P Midcap 400 Index	9	March 2022	2,466	1	88
				—	91

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	538,800	—	11	538,811
Short Term Investments	9,920	—	—	9,920
	548,720	—	11	548,731
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	91	—	—	91
	91	—	—	91

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.6%
Information Technology 15.7%
Accenture Public Limited Company - Class A	45	18,807
ADS Alliance Data Systems, Inc.	36	2,365
Akamai Technologies, Inc. (a)	5	540
Amdocs Limited	17	1,241
Amkor Technology, Inc.	25	627
ANSYS, Inc. (a)	4	1,406
Apple Inc.	194	34,416
Applied Materials, Inc.	105	16,534
Arista Networks, Inc. (a)	13	1,823
Arrow Electronics, Inc. (a)	20	2,707
Aspen Technology, Inc. (a)	2	283
Automatic Data Processing, Inc.	26	6,528
Avnet, Inc.	33	1,341
Belden Inc.	8	548
Black Knight, Inc. (a)	9	736
Booz Allen Hamilton Holding Corporation - Class A	27	2,272
Broadcom Inc.	9	6,192
Broadridge Financial Solutions, Inc.	19	3,483
Brooks Automation Inc.	4	389
CACI International Inc. - Class A (a)	4	1,012
Cadence Design Systems Inc. (a)	10	1,783
CDK Global, Inc.	21	876
CDW Corp.	12	2,420
Cirrus Logic Inc. (a)	7	640
Cisco Systems, Inc.	476	30,146
Citrix Systems Inc.	15	1,427
Coherent Inc. (a)	1	328
Concentrix Solutions Corporation	3	496
Conduent Inc. (a)	57	304
Corning Incorporated	197	7,321
Dell Technology Inc. - Class C (a)	9	523
Dolby Laboratories, Inc. - Class A	8	735
DXC Technology Company (a)	59	1,915
Entegris, Inc.	7	1,038
EPAM Systems, Inc. (a)	3	2,059
F5 Networks, Inc. (a)	11	2,578
Fair Isaac Corporation (a)	2	696
Flex Ltd. (a)	41	755
Fortinet, Inc. (a)	8	2,816
Gartner Inc. (a)	6	2,026
Genpact Limited	34	1,780
Hewlett Packard Enterprise Company	455	7,172
HP Inc.	208	7,839
Insight Enterprises, Inc. (a)	10	1,038
International Business Machines Corporation	247	33,025
Intuit Inc.	16	10,523
J2 Cloud Services, LLC (a)	4	421
Jabil Inc.	37	2,626
Jack Henry & Associates Inc.	13	2,136
Juniper Networks, Inc.	120	4,290
KBR, Inc.	38	1,801
Keysight Technologies, Inc. (a)	11	2,175
KLA-Tencor Corp.	17	7,468
Lam Research Corp.	8	5,574
Littelfuse Inc.	2	487
Manhattan Associates Inc. (a)	8	1,226
Mantech International Corp. - Class A	5	399
MasterCard Incorporated - Class A	15	5,336
MAXIMUS Inc.	13	1,025
Microsoft Corporation	85	28,615
Monolithic Power Systems Inc.	2	1,215
Motorola Solutions Inc.	31	8,521
National Instruments Corp.	9	385
NCR Corporation (a)	31	1,242
NetApp, Inc.	37	3,401
NetScout Systems, Inc. (a)	17	572
NortonLifelock Inc.	97	2,529
NVIDIA Corporation	100	29,310
On Semiconductor Corporation (a)	15	1,051
Oracle Corporation	390	34,006
Palo Alto Networks, Inc. (a)	5	2,829
Paychex Inc.	32	4,376
Plexus Corp. (a)	4	427
Qualcomm Incorporated	69	12,638
Sabre Corporation (a)	82	703
Sanmina Corp. (a)	16	676
Silicon Laboratories Inc. (a)	2	434
Skyworks Solutions, Inc.	11	1,764
Super Micro Computer, Inc. (a)	8	355
Synaptics Incorporated (a)	8	2,324
SYNNEX Corporation	4	431
Teradata Corporation (a)	27	1,138
Teradyne Inc.	12	2,021
Texas Instruments Incorporated	45	8,558
The Western Union Company	61	1,097
Tyler Technologies Inc. (a)	1	565
VeriSign, Inc. (a)	3	846
Visa Inc. - Class A	37	7,942
Vishay Intertechnology Inc.	41	907
Western Digital Corporation (a)	30	1,980
Wolfspeed, Inc. (a)	4	434
Xerox Holdings Corporation	35	792
Xilinx, Inc.	22	4,597
Zebra Technologies Corp. - Class A (a)	3	1,778
		430,932
Consumer Discretionary 15.0%
Abercrombie & Fitch Co. - Class A (a)	51	1,793
Adient Public Limited Company (a)	41	1,942
Adtalem Global Education Inc. (a)	16	486
Advance Auto Parts, Inc.	5	1,230
Airbnb, Inc. - Class A (a)	3	527
American Axle & Manufacturing Holdings, Inc. (a)	64	595
American Eagle Outfitters, Inc. (b)	103	2,598
Aramark	7	254
Asbury Automotive Group, Inc. (a)	10	1,806
AutoNation, Inc. (a)	20	2,391
AutoZone, Inc. (a)	3	6,163
Bath & Body Works Direct, Inc.	96	6,668
Bed Bath & Beyond Inc. (a)	149	2,174
Best Buy Co., Inc.	75	7,658
Big Lots, Inc.	10	457
Bloomin' Brands, Inc. (a)	42	883
BorgWarner Inc.	18	794
Bright Horizons Family Solutions Inc. (a)	4	557
Brinker International Inc. (a)	34	1,253
Brunswick Corp.	15	1,501
Buckle Inc.	20	827
Burlington Stores Inc. (a)	3	817
Capri Holdings Limited (a)	6	415
CarMax Inc. (a)	6	766
Carnival Plc (a)	119	2,394
Carter's Inc.	17	1,689
Cheesecake Factory Inc. (a)	31	1,194
Childrens Place Retail Stores Inc. (a)	4	295
Chipotle Mexican Grill Inc. (a)	4	7,776
Churchill Downs Inc.	4	981
Columbia Sportswear Co.	3	282
Cracker Barrel Old Country Store, Inc.	11	1,435
Dana Holding Corp.	40	905
Darden Restaurants Inc.	14	2,074
Dave & Buster's Entertainment Inc. (a)	7	287
Deckers Outdoor Corp. (a)	5	1,925
Designer Brands Inc. - Class A (a)	57	805
Dick's Sporting Goods Inc. (b)	26	3,015
Dillard's Inc. - Class A	3	628
Dollar Tree Inc. (a)	15	2,097
Domino's Pizza, Inc.	9	5,255
Dorman Products Inc. (a)	5	543
eBay Inc.	168	11,197
Foot Locker, Inc.	59	2,583
Ford Motor Company	1,429	29,676
Fossil Group, Inc. (a)	23	236
GameStop Corp. - Class A (a) (b)	8	1,191
Gap Inc.	131	2,315
General Motors Company (a)	390	22,866

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Gentex Corp.	44	1,517
Genuine Parts Co.	13	1,824
G-III Apparel Group, Ltd. (a)	15	420
Graham Holdings Co. - Class B	1	469
Grand Canyon Education, Inc. (a)	4	383
Group 1 Automotive Inc.	9	1,703
Guess Inc.	20	466
H & R Block, Inc.	78	1,840
Hanesbrands Inc.	100	1,676
Harley-Davidson, Inc.	18	693
Hasbro, Inc.	2	209
Helen of Troy Ltd (a)	2	543
Hilton Grand Vacations Inc. (a)	16	849
Hilton Worldwide Holdings Inc. (a)	20	3,169
International Game Technology PLC (b)	49	1,407
Jack in the Box Inc.	14	1,191
Kohl's Corporation	77	3,801
Kontoor Brands, Inc.	23	1,170
Las Vegas Sands Corp. (a)	35	1,330
La-Z-Boy Inc.	14	523
Lear Corporation	10	1,800
Leggett & Platt Inc.	28	1,136
Lennar Corporation - Class A	10	1,134
Lithia Motors Inc. - Class A	5	1,431
LKQ Corporation	9	533
Lowe`s Companies, Inc.	93	24,028
Macy's, Inc.	282	7,373
Marriott International, Inc. - Class A (a)	12	2,053
Marriott Vacations Worldwide Corporation	2	365
Mattel, Inc. (a)	18	394
McDonald's Corporation	77	20,634
MDC Holdings Inc.	12	679
Meritage Homes Corporation (a)	5	629
MGM Resorts International	15	666
Mohawk Industries Inc. (a)	2	349
Murphy USA Inc.	11	2,183
Newell Brands Inc.	10	209
NIKE, Inc. - Class B	54	9,006
Nordstrom Inc. (a)	64	1,456
NVR, Inc. (a)	—	2,819
Office Depot, Inc. (a)	16	616
O'Reilly Automotive, Inc. (a)	10	7,339
Penske Automotive Group, Inc.	10	1,120
Polaris Industries Inc.	3	332
Pool Corporation	8	4,387
Pulte Homes Inc.	24	1,359
PVH Corp.	6	630
Qurate Retail, Inc. - Series A	194	1,472
Ralph Lauren Corp. - Class A	8	999
Red Rock Resorts, Inc. - Class A	11	623
Ross Stores Inc.	15	1,683
Sally Beauty Holdings, Inc. (a)	52	953
Scientific Games Corporation (a)	4	298
Seaworld Entertainment, Inc. (a)	29	1,863
Service Corp. International	29	2,051
Signet Jewelers Limited	38	3,295
Six Flags Operations Inc.	45	1,900
Skechers U.S.A. Inc. - Class A (a)	7	307
Sonic Automotive, Inc. - Class A	12	590
Starbucks Corporation	100	11,642
Steven Madden Ltd.	18	819
Tapestry Inc.	10	406
Taylor Morrison Home II Corporation - Class A (a)	18	613
Tempur Sealy International, Inc.	31	1,449
Terminix Global Hldgs Inc. (a)	13	587
Tesla Inc. (a)	28	29,128
Texas Roadhouse Inc. - Class A	7	667
The Goodyear Tire & Rubber Company (a)	133	2,834
The Home Depot, Inc.	91	37,749
The Wendy's Company	109	2,589
Thor Industries Inc.	3	339
TJX Cos. Inc.	91	6,940
Toll Brothers Inc.	6	399
TopBuild Corp. (a)	2	481
Tractor Supply Co.	20	4,698
TRI Pointe Homes, Inc. (a)	31	861
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7	2,748
Under Armour Inc. - Class A (a)	19	396
Urban Outfitters Inc. (a)	33	982
Vail Resorts, Inc.	8	2,469
VF Corp.	25	1,800
Vista Outdoor Inc. (a)	9	420
Visteon Corporation (a)	10	1,067
Whirlpool Corporation	12	2,750
Williams-Sonoma Inc.	33	5,612
Wyndham Hotels & Resorts, Inc.	14	1,223
Yum! Brands, Inc.	54	7,460
		413,204
Health Care 13.2%
Agilent Technologies, Inc.	11	1,714
Align Technology, Inc. (a)	2	1,079
Amgen Inc.	38	8,460
AMN Healthcare Services, Inc. (a)	7	917
Anthem, Inc.	20	9,447
Avantor, Inc. (a)	28	1,170
Baxter International Inc.	52	4,476
Becton, Dickinson and Company	8	1,976
Biogen Inc. (a)	10	2,283
Bio-Rad Laboratories, Inc. - Class A (a)	2	1,272
Bio-Techne Corporation	2	1,161
Boston Scientific Corporation (a)	52	2,199
Bristol-Myers Squibb Company	151	9,414
Brookdale Senior Living Inc. (a)	57	293
Bruker Corp.	13	1,119
Cardinal Health, Inc.	91	4,677
Centene Corporation (a)	21	1,713
Cerner Corp.	18	1,633
Charles River Laboratories International Inc. (a)	3	1,041
Chemed Corporation	3	1,566
Community Health Systems Inc. (a)	31	407
Cooper Cos. Inc.	3	1,201
CVS Health Corporation	262	26,991
Danaher Corporation	53	17,384
DaVita Inc. (a)	27	3,092
Dentsply Sirona Inc.	18	1,007
DexCom Inc. (a)	5	2,756
Edwards Lifesciences Corporation (a)	21	2,741
Eli Lilly & Co.	79	21,770
Encompass Health Corporation	18	1,152
Envista Holdings Corporation (a)	8	371
Gilead Sciences, Inc.	314	22,792
HCA Healthcare, Inc.	33	8,534
Healthcare Services Group Inc.	24	424
Henry Schein Inc. (a)	13	1,018
Humana Inc.	3	1,501
IDEXX Laboratories, Inc. (a)	5	3,382
Integra LifeSciences Holdings Corp. (a)	7	453
Intuitive Surgical, Inc. (a)	12	4,410
IQVIA Inc. (a)	6	1,821
Johnson & Johnson	201	34,367
Laboratory Corporation of America Holdings (a)	7	2,163
Magellan Health Services Inc. (a)	9	854
Masimo Corp. (a)	4	1,171
McKesson Corporation	31	7,650
Mednax, Inc. (a)	28	755
Merck & Co., Inc.	360	27,628
Mettler-Toledo International Inc. (a)	2	3,831
Moderna, Inc. (a)	19	4,797
Molina Healthcare, Inc. (a)	9	2,819
Myriad Genetics, Inc. (a)	26	705
Owens & Minor Inc.	34	1,475
Patterson Cos. Inc.	30	895
Pfizer Inc.	817	48,267
Premier Healthcare Solutions, Inc. - Class A	13	555
Quest Diagnostics Incorporated	16	2,826
ResMed Inc.	19	5,048
Select Medical Holdings Corporation	23	691
Steris Limited	5	1,277
Syneos Health, Inc. - Class A (a)	4	409

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Teleflex Incorporated	3	847
Tenet Healthcare Corporation (a)	43	3,490
United Therapeutics Corporation (a)	18	3,941
UnitedHealth Group Incorporated	34	17,133
Waters Corp. (a)	7	2,645
West Pharmaceutical Services Inc.	7	3,145
Zoetis Inc. - Class A	10	2,375
		362,576
Consumer Staples 13.1%
Altria Group, Inc.	311	14,727
Archer-Daniels-Midland Company	116	7,809
B&G Foods, Inc.	28	847
Boston Beer Co. Inc. - Class A (a)	2	824
Brown-Forman Corp. - Class B	12	862
Bunge Limited	49	4,612
Cal-Maine Foods Inc.	11	408
Campbell Soup Company	20	888
Casey's General Stores Inc.	8	1,626
Central Garden & Pet Co. - Class A (a)	12	589
Church & Dwight Co. Inc.	24	2,445
Coca-Cola European Partners PLC	17	969
Colgate-Palmolive Co.	84	7,154
ConAgra Brands Inc.	37	1,269
Constellation Brands, Inc. - Class A	8	2,031
Costco Wholesale Corporation	46	26,339
Coty Inc. - Class A (a)	12	122
Darling Ingredients Inc. (a)	11	764
Dollar General Corporation	21	4,982
Edgewell Personal Care Colombia S A S	18	828
Estee Lauder Cos. Inc. - Class A	21	7,914
Flowers Foods Inc.	42	1,154
General Mills, Inc.	66	4,456
Hain Celestial Group Inc. (a)	15	642
Herbalife Nutrition Ltd. (a)	18	719
Hershey Co.	16	3,106
Hormel Foods Corp.	20	983
Ingles Markets Inc. - Class A	4	315
Ingredion Inc.	8	813
J&J Snack Foods Corp.	3	399
JM Smucker Co.	13	1,799
Kellogg Co.	38	2,452
Keurig Dr Pepper Inc.	44	1,608
Kimberly-Clark Corporation	31	4,453
Kraft Heinz Foods Company	126	4,541
Lamb Weston Holdings Inc.	12	752
Lancaster Colony Corp.	4	596
McCormick & Co. Inc.	19	1,815
Molson Coors Beverage Company - Class B	32	1,463
Mondelez International, Inc. - Class A	118	7,849
Monster Beverage 1990 Corporation (a)	18	1,717
Nomad Foods Limited (a)	25	626
Nu Skin Enterprises, Inc. - Class A	20	1,002
PepsiCo, Inc.	162	28,075
Performance Food Group, Inc. (a)	29	1,352
Philip Morris International Inc.	193	18,304
Post Holdings, Inc. (a)	6	671
PriceSmart Inc.	4	296
Procter & Gamble Co.	172	28,149
Rite Aid Corporation (a)	48	710
Sanderson Farms Inc.	8	1,555
Sprouts Farmers Market, Inc. (a)	82	2,435
Sysco Corp.	66	5,196
Target Corporation	134	31,065
The Andersons, Inc.	4	155
The Clorox Company	11	1,950
The Coca-Cola Company	421	24,908
The Kroger Co.	318	14,405
Treehouse Foods, Inc. (a)	15	612
Tyson Foods Inc. - Class A	76	6,647
United Natural Foods Inc. (a)	26	1,267
US Foods Holding Corp. (a)	35	1,215
USANA Health Sciences, Inc. (a)	3	333
Vector Group Ltd.	22	250
Walgreens Boots Alliance, Inc.	265	13,839
Walmart Inc.	315	45,576
		360,234
Financials 12.5%
Affiliated Managers Group, Inc.	9	1,425
AFLAC Incorporated	42	2,428
Alleghany Corporation (a)	—	295
Ally Financial Inc.	112	5,320
American Equity Investment Life Holding Company	10	392
American Express Company	21	3,407
American Financial Group, Inc.	2	324
American International Group, Inc.	210	11,962
Ameriprise Financial, Inc.	4	1,181
Annaly Capital Management, Inc.	155	1,212
AON Public Limited Company - Class A	8	2,255
Ares Management Corporation - Class A	11	910
Arthur J Gallagher & Co.	16	2,706
Artisan Partners Asset Management Inc. - Class A	9	416
Bank of America Corporation	263	11,700
Bank OZK	6	278
Berkshire Hathaway Inc. - Class B (a)	65	19,305
BlackRock, Inc.	5	4,506
Blackstone Mortgage Trust, Inc. - Class A	36	1,108
Brighthouse Financial, Inc. (a)	26	1,366
Brightsphere Investment Group Inc.	12	310
Brown & Brown Inc.	35	2,465
Capital One Financial Corporation	119	17,246
Capitol Federal Financial	10	113
Chubb Limited	33	6,340
Cincinnati Financial Corporation	6	633
CIT Group Inc.	27	1,368
Citigroup Inc.	443	26,778
Citizens Financial Group Inc.	16	741
CME Group Inc. - Class A	26	5,984
CNO Financial Group, Inc.	43	1,037
Comerica Inc.	4	380
Cullen/Frost Bankers Inc.	3	396
Discover Financial Services	43	4,974
East West Bancorp, Inc.	8	600
Equitable Holdings, Inc.	15	485
Erie Indemnity Company - Class A	3	653
Evercore Inc. - Class A	8	1,084
FactSet Research Systems Inc.	1	706
Federated Investors, Inc. - Class B	27	999
Fidelity National Financial, Inc. - Class A	33	1,734
Fifth Third Bancorp	24	1,033
First American Financial Corporation	26	2,028
First Horizon National Corporation	29	479
First Republic Bank	10	2,087
FirstCash Holdings, Inc. (a)	7	511
Franklin Resources Inc.	130	4,359
Genworth Financial, Inc. - Class A (a)	147	593
Glacier Bancorp, Inc.	6	333
Hanover Insurance Group Inc.	8	996
Houlihan Lokey Inc. - Class A	11	1,146
Huntington Bancshares Incorporated	50	774
Intercontinental Exchange, Inc.	22	3,028
Invesco Ltd.	123	2,834
Janus Henderson Group PLC	9	391
Jefferies Financial Group Inc.	29	1,121
JPMorgan Chase & Co.	107	16,908
KeyCorp	35	804
Ladder Capital Corp - Class A	24	288
Lincoln National Corporation	55	3,733
Loews Corp.	40	2,317
LPL Financial Holdings Inc.	18	2,821
M&T Bank Corporation	4	687
Markel Corporation (a)	—	600
MarketAxess Holdings Inc.	2	757
Marsh & McLennan Companies, Inc.	56	9,774
Mercury General Corp.	8	410
MetLife, Inc.	84	5,269
MFA Financial, Inc.	133	609
MGIC Investment Corp.	37	529
Moelis & Company LLC - Class A	9	578

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Moody's Corp.	9	3,705
Morgan Stanley	49	4,859
Morningstar Inc.	4	1,418
MSCI Inc. - Class A	9	5,339
NASDAQ Inc.	7	1,479
Navient Corporation	82	1,741
New York Community Bancorp Inc. - Series A	67	817
Northern Trust Corp.	7	819
Old Republic International Corp.	31	770
PacWest Bancorp	28	1,243
People's United Financial Inc.	22	397
Pinnacle Financial Partners, Inc.	4	362
Principal Financial Group, Inc.	10	694
Progressive Corp.	32	3,286
Prudential Financial Inc.	82	8,842
Raymond James Financial Inc.	6	651
Regions Financial Corporation	35	772
RLI Corp.	4	457
S&P Global Inc.	15	6,957
SEI Investments Co.	18	1,097
Signature Bank	3	1,007
State Street Corporation	11	1,049
Stewart Information Services Corp.	7	522
Stifel Financial Corp.	5	364
SVB Financial Group (a)	3	2,134
Synchrony Financial	47	2,195
Synovus Financial Corp.	7	351
T. Rowe Price Group, Inc.	27	5,339
The Allstate Corporation	57	6,720
The Bank of New York Mellon Corporation (c)	28	1,607
The Blackstone Group Inc. - Class A	53	6,835
The Charles Schwab Corporation	52	4,395
The Goldman Sachs Group, Inc.	27	10,480
The Hartford Financial Services Group, Inc.	13	890
The PNC Financial Services Group, Inc.	15	3,006
The PRA Group, Inc. (a)	8	402
The Travelers Companies, Inc.	63	9,916
Tradeweb Markets Inc. - Class A	6	588
Truist Financial Corporation	46	2,691
Two Harbors Investment Corp. (b)	209	1,206
U.S. Bancorp	45	2,540
Unum Group	52	1,276
Valley National Bancorp	20	273
Wells Fargo & Company	291	13,954
Western Alliance Bancorp	5	540
White Mountains Insurance Group Ltd	1	762
Willis Towers Watson Public Limited Company	6	1,471
Zions Bancorp	5	315
		343,852
Industrials 9.9%
3M Company	61	10,747
AAR Corp. (a)	10	384
ABM Industries Incorporated	18	733
Acuity Brands, Inc.	8	1,616
AECOM	22	1,712
AGCO Corporation	15	1,727
Allegiant Travel Company (a)	3	586
Allison Systems, Inc.	25	912
AMERCO	2	1,479
American Airlines Group Inc. (a) (b)	157	2,811
AO Smith Corp.	25	2,118
Applied Industrial Technologies, Inc.	3	354
Arcbest Corporation	3	402
Arcosa, Inc.	9	466
Armstrong World Industries, Inc.	7	869
ASGN Incorporated (a)	3	309
Atlas Air Worldwide Holdings, Inc. (a)	9	843
Avis Budget Group, Inc. (a)	66	13,704
Boise Cascade Company	13	946
Builders FirstSource, Inc. (a)	13	1,087
BWXT Government Group, Inc.	13	638
C.H. Robinson Worldwide, Inc.	30	3,217
Carlisle Cos. Inc.	2	421
Carrier Global Corporation	31	1,671
Caterpillar Inc.	20	4,150
Cintas Corp.	3	1,528
Colfax Corp. (a)	11	522
Comfort Systems USA Inc.	3	318
Copart Inc. (a)	12	1,853
Crane Co.	7	682
CSX Corp.	117	4,399
Cummins Inc.	15	3,228
Curtiss-Wright Corp.	5	666
Deere & Company	10	3,261
Delta Air Lines, Inc. (a)	16	623
Deluxe Corp.	11	360
Donaldson Co. Inc.	14	814
Dover Corporation	5	938
Eaton Corporation Public Limited Company	14	2,404
EMCOR Group, Inc.	3	350
Emerson Electric Co.	49	4,572
Encore Wire Corp.	6	864
Equifax Inc.	12	3,442
Expeditors International of Washington Inc.	34	4,534
Fastenal Co.	22	1,430
Fluor Corp. (a)	70	1,736
FTI Consulting Inc. (a)	9	1,434
GATX Corporation	6	624
Generac Holdings Inc. (a)	13	4,501
General Dynamics Corporation	9	1,783
General Electric Company	140	13,235
GMS Inc. (a)	8	502
Graco Inc.	14	1,100
GrafTech International Ltd.	24	289
Granite Construction Incorporated	16	618
Greenbrier Cos. Inc.	14	655
Hawaiian Holdings, Inc. (a)	47	867
Herman Miller Inc.	16	637
Hexcel Corp. (a)	19	971
Hillenbrand Inc.	10	518
HNI Corp.	7	281
HUB Group Inc. - Class A (a)	8	653
Hubbell Inc.	5	973
Huntington Ingalls Industries Inc.	3	482
IDEX Corporation	5	1,109
IHS Markit Ltd.	28	3,676
Illinois Tool Works Inc.	16	3,852
Insperity, Inc.	3	409
ITT Industries Holdings, Inc.	12	1,216
Jacobs Engineering Group Inc.	13	1,762
JB Hunt Transport Services Inc.	9	1,817
JetBlue Airways Corporation (a)	70	998
Johnson Controls International Public Limited Company	25	2,013
KAR Auction Services, Inc. (a)	30	464
Knight-Swift Transportation Holdings Inc. - Class A	29	1,794
L3Harris Technologies, Inc.	18	3,798
Landstar System Inc.	7	1,188
Lennox International Inc.	7	2,142
Lincoln Electric Holdings Inc.	9	1,215
Lockheed Martin Corporation	28	9,929
ManpowerGroup Inc.	18	1,767
Masco Corporation	11	766
Masonite International Corporation (a)	6	663
Matson Intermodal - Paragon, Inc.	3	302
Meritor, Inc. (a)	16	384
Middleby Corp. (a)	4	848
Moog Inc. - Class A	3	249
MSC Industrial Direct Co. - Class A	17	1,416
Mueller Industries Inc.	9	506
Nielsen Holdings plc	12	251
Nordson Corp.	4	1,121
Northrop Grumman Systems Corp.	20	7,904
Now, Inc. (a)	54	464
Nvent Electric Public Limited Company	8	310
Old Dominion Freight Line Inc.	9	3,232
Oshkosh Corp.	15	1,667
Otis Worldwide Corporation	28	2,472
Owens Corning Inc.	11	987

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Pentair Public Limited Company	34	2,456
Pitney Bowes Inc.	42	277
Primoris Services Corporation	8	199
Quanta Services, Inc.	38	4,364
Raytheon BBN Technologies Corp.	52	4,434
Regal-Beloit Corp.	4	619
Republic Services Inc.	20	2,844
Resideo Technologies, Inc. (a)	33	868
Robert Half International Inc.	20	2,238
Rockwell Automation Inc.	12	4,012
Rollins Inc.	23	796
Rush Enterprises Inc. - Class A	11	622
Ryder System, Inc.	25	2,067
Saia, Inc. (a)	1	482
Schneider National, Inc. - Class B	12	321
SkyWest Inc. (a)	17	667
Snap-On Inc.	2	391
Southwest Airlines Co. (a)	10	414
Spirit Aerosystems Holdings Inc. - Class A	19	818
Steelcase Inc. - Class A	24	283
Stericycle Inc. (a)	11	660
Teledyne Technologies Inc. (a)	2	893
Terex Corp.	30	1,334
Tetra Tech, Inc.	3	490
Textron Inc.	8	607
The Boeing Company (a)	16	3,163
Timken Co.	11	788
Toro Co.	19	1,944
TransDigm Group Inc. (a)	1	856
Trinity Industries Inc.	25	767
UFP Industries, Inc.	10	927
Union Pacific Corporation	47	11,788
United Airlines Holdings, Inc. (a)	4	184
United Parcel Service Inc. - Class B	59	12,698
United Rentals Inc. (a)	2	820
Valmont Industries Inc.	2	577
Verisk Analytics, Inc.	10	2,391
W. W. Grainger, Inc.	4	2,105
Waste Connections, Inc.	18	2,515
Waste Management, Inc.	38	6,377
Watsco Inc.	6	2,021
Werner Enterprises Inc.	22	1,056
WESCO International, Inc. (a)	16	2,061
Xylem Inc.	20	2,399
		273,833
Energy 6.3%
Antero Resources Corporation (a)	104	1,817
Archrock, Inc.	39	294
Baker Hughes, a GE Company, LLC - Class A	154	3,713
Callon Petroleum Company (a) (b)	11	521
Centennial Resource Development, LLC - Class A (a)	71	426
Cheniere Energy, Inc.	13	1,341
Chevron Corporation	301	35,274
CNX Resources Corporation (a)	63	871
ConocoPhillips	127	9,140
Coterra Energy Inc	30	578
CVR Energy, Inc.	19	318
Delek US Holdings, Inc. (a)	41	611
Devon Energy Corporation	94	4,138
Diamondback Energy, Inc.	6	644
EOG Resources, Inc.	21	1,837
EQT Corporation (a)	20	436
Exxon Mobil Corporation	616	37,718
Green Plains Renewable Energy Inc. (a)	12	408
Halliburton Company	30	695
Helmerich & Payne Inc.	35	820
Hess Corporation	20	1,478
HollyFrontier Corp.	93	3,037
Kinder Morgan, Inc.	141	2,232
Marathon Oil Corporation	224	3,676
Marathon Petroleum Corporation	202	12,935
Murphy Oil Corporation	59	1,539
NOV Inc.	126	1,703
Oasis Petroleum Inc.	9	1,136
Occidental Petroleum Corporation	137	3,960
Oceaneering International, Inc. (a)	39	446
ONEOK, Inc.	15	896
Ovintiv Canada ULC	9	320
Patterson-UTI Energy Inc.	126	1,064
PBF Energy Inc. - Class A (a)	51	661
Phillips 66	150	10,891
Pioneer Natural Resources Co.	8	1,528
Range Resources Corporation (a)	64	1,142
Reg Biofuels, LLC (a)	16	693
Schlumberger Ltd.	107	3,195
SM Energy Company	65	1,918
Targa Resources Corp.	22	1,154
TechnipFMC PLC	74	439
The Williams Companies, Inc.	39	1,025
Transocean Ltd. (a) (d)	275	760
Valero Energy Corporation	159	11,907
Whiting Petroleum Corporation (a)	17	1,104
World Fuel Services Corp.	16	435
		172,874
Communication Services 5.3%
Activision Blizzard, Inc.	13	853
Alphabet Inc. - Class A (a)	10	27,910
AMC Entertainment Holdings, Inc. - Class A (a) (b)	80	2,185
AMC Networks, Inc. - Class A (a)	19	659
AT&T Inc.	494	12,142
Booking Holdings Inc. (a)	2	5,878
Cable One, Inc.	1	963
Charter Communications, Inc. - Class A (a)	8	4,967
Cinemark Holdings, Inc. (a)	44	712
Clear Channel Outdoor Holdings, Inc. (a)	110	363
Comcast Corporation - Class A	366	18,424
Discovery, Inc. - Series A (a)	10	235
Electronic Arts Inc.	15	1,941
Expedia Group, Inc. (a)	5	943
Fox Corporation - Class A	45	1,674
iHeartMedia, Inc. - Class A (a)	37	777
Interpublic Group of Cos. Inc.	90	3,358
John Wiley & Sons Inc. - Class A	14	790
Liberty Broadband Corp. - Series C (a)	7	1,068
Liberty Global PLC - Class C (a)	51	1,434
Liberty Media Corporation - Series C (a)	12	745
Liberty SiriusXM Group - Series C (a)	61	3,078
Live Nation Entertainment, Inc. (a)	8	952
Lumen Technologies Inc.	359	4,510
New York Times Co. - Class A	10	490
News Corporation - Class A	98	2,197
Nexstar Media Group, Inc. - Class A	2	312
Omnicom Group Inc.	40	2,956
Sinclair Broadcast Group Inc. - Class A	21	557
Take-Two Interactive Software Inc. (a)	3	523
TEGNA Inc.	66	1,226
Telephone & Data Systems Inc.	42	850
The Madison Square Garden Company - Class A (a)	2	338
T-Mobile USA, Inc. (a)	9	1,092
TripAdvisor Inc. (a)	16	447
Verizon Communications Inc.	408	21,180
ViacomCBS Inc. - Class B	114	3,451
Walt Disney Co.	87	13,491
Yelp Inc. (a)	16	585
Zynga Inc. - Class A (a)	59	377
		146,633
Real Estate 4.6%
Acadia Realty Trust	16	341
AGNC Investment Corp.	78	1,173
Alexander & Baldwin, LLC	13	330
Alexandria Real Estate Equities, Inc.	5	1,166
American Campus Communities, Inc.	14	783
American Homes 4 Rent - Class A	37	1,603
American Tower Corporation	26	7,486
Apartment Income REIT Corp.	8	456
Apollo Commercial Real Estate Finance, Inc.	36	477
Apple Hospitality REIT, Inc.	87	1,406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
AvalonBay Communities, Inc.	5	1,223
Boston Properties Inc.	5	559
Brandywine Realty Trust	57	762
Brixmor Property Group Inc.	15	387
Camden Property Trust	17	3,075
CBRE Group, Inc. - Class A (a)	12	1,279
Chimera Investment Corporation	88	1,325
CoreCivic, Inc. (a)	33	334
Corporate Office Properties Trust	25	707
Cousins Properties Incorporated	14	579
Crown Castle International Corp.	14	2,893
CubeSmart	30	1,723
Cyrusone LLC	16	1,420
DiamondRock Hospitality Co. (a)	36	341
Digital Realty Trust Inc.	8	1,328
DigitalBridge Group, Inc. - Class A (a)	138	1,150
Douglas Elliman Inc. (a)	11	125
Douglas Emmett, Inc.	32	1,087
Duke Realty Corp.	54	3,568
EastGroup Properties Inc.	5	1,027
Empire State Realty Trust Inc. - Class A	34	302
EPR Properties	7	328
Equinix, Inc.	2	1,906
Equity Commonwealth (a)	23	591
Equity Lifestyle Properties, Inc.	18	1,611
Equity Residential	13	1,160
Essex Property Trust Inc.	2	787
Extra Space Storage Inc.	17	3,917
Federal Realty Investment Trust	13	1,811
First Industrial Realty Trust, Inc.	17	1,151
Gaming and Leisure Properties, Inc.	34	1,631
Healthcare Realty Trust Inc.	17	540
Healthcare Trust of America, Inc. - Class A	41	1,368
Highwoods Properties Inc.	20	890
Host Hotels & Resorts, Inc. (a)	55	962
Invesco Mortgage Capital Inc.	131	364
Invitation Homes Inc.	81	3,680
Iron Mountain Incorporated	26	1,380
Jones Lang LaSalle Incorporated (a)	2	458
Kilroy Realty Corporation	22	1,482
Kimco Realty Corporation	59	1,466
Kite Realty Naperville, LLC	26	576
Lamar Advertising Co. - Class A	17	2,008
Lexington Realty Trust	50	786
Life Storage Inc.	13	1,966
Macerich Co.	72	1,252
Mack-Cali Realty Corporation (a)	22	407
Medical Properties Trust, Inc.	36	859
Mid-America Apartment Communities, Inc.	4	910
New Residential Investment Corp.	75	799
New York Mortgage Trust Inc.	113	421
Office Properties Income Trust	6	149
Orion Office REIT Inc. (a)	1	19
OUTFRONT Media Inc.	25	671
Paramount Group, Inc.	67	557
Park Hotels & Resorts Inc. (a)	55	1,031
PennyMac Mortgage Investment Trust	38	653
Physicians Realty Trust	31	586
Piedmont Office Realty Trust Inc. - Class A	32	588
ProLogis Inc.	40	6,765
PS Business Parks, Inc.	4	650
Public Storage	16	5,979
Rayonier Inc.	22	900
Realogy Holdings Corp. (a)	65	1,092
Realty Income Corporation	21	1,473
Redwood Trust Inc.	51	673
Regency Centers Corp.	34	2,550
Rexford Industrial Realty, Inc.	8	655
RLJ III-EM Columbus Lessee, LLC	53	736
Ryman Hospitality Properties, Inc. (a)	8	765
SBA Communications Corporation	2	704
Service Properties Trust	61	538
Simon Property Group, Inc.	31	4,939
SITE Centers Corp.	57	905
SL Green Realty Corp.	9	674
Spirit Realty Capital, Inc.	7	316
STAG Industrial, Inc.	20	938
Starwood Property Trust, Inc.	80	1,938
Sun Communities Inc.	13	2,693
Sunstone Hotel Investors Inc. (a)	65	758
Tanger Factory Outlet Centers Inc.	23	447
The GEO Group, Inc. (b)	51	392
UDR, Inc.	47	2,812
VICI Properties Inc. (b)	27	806
Vornado Realty Trust	7	273
W.P. Carey Inc.	21	1,730
Washington REIT	12	298
Welltower Inc.	15	1,264
Xenia Hotels & Resorts Inc. (a)	21	377
		127,176
Materials 3.2%
Albemarle Corporation	7	1,537
Alcoa Corporation	65	3,859
AptarGroup, Inc.	10	1,204
Arconic Corporation (a)	34	1,132
Ashland Global Holdings Inc.	3	348
Avery Dennison Corporation	14	3,016
Avient Corporation	15	856
Axalta Coating Systems Ltd. (a)	19	633
Ball Corporation	19	1,861
Berry Global Group, Inc. (a)	8	626
Cabot Corp.	10	536
Carpenter Technology Corp.	16	460
Celanese Corp. - Class A	14	2,396
CF Industries Holdings Inc.	7	505
Commercial Metals Co.	38	1,385
Compass Minerals International, Inc.	7	337
Corteva, Inc.	20	929
Crown Holdings Inc.	14	1,581
Eagle Materials Inc.	4	673
Eastman Chemical Co.	7	828
Ecolab Inc.	7	1,753
Freeport-McMoRan Inc.	94	3,903
Graphic Packaging Holding Company	98	1,911
Greif Inc. - Class A	5	318
International Flavors & Fragrances Inc.	16	2,450
Kaiser Aluminum Corporation	4	367
Louisiana-Pacific Corp.	24	1,905
LyondellBasell Industries N.V. - Class A	93	8,613
Martin Marietta Materials Inc.	2	984
MOS Holdings Inc.	133	5,239
NewMarket Corp.	1	463
Newmont Corporation	29	1,821
Nucor Corporation	24	2,791
O-I Glass, Inc. (a)	52	631
Olin Corporation	57	3,305
PPG Industries, Inc.	15	2,503
Reliance Steel & Aluminum Co.	17	2,823
RPM International Inc.	14	1,422
Scotts Miracle-Gro Co.	12	2,011
Sealed Air Corporation	32	2,163
Sensient Technologies Corporation	7	739
Sherwin-Williams Co.	14	4,818
Silgan Holdings Inc.	14	614
Sonoco Products Co.	23	1,319
Steel Dynamics Inc.	20	1,212
The Chemours Company	16	553
United States Steel Corporation	59	1,405
Vulcan Materials Co.	5	994
Warrior Met Coal, Inc.	37	957
Westrock Company, Inc.	61	2,694
Worthington Industries Inc.	9	471
		87,854
Utilities 0.8%
AVANGRID, Inc.	2	75
Avista Corporation	10	423
CenterPoint Energy, Inc.	20	563
Duke Energy Corporation	27	2,789
Entergy Corporation	6	637
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Evergy, Inc.	8	525
Exelon Corporation	138	7,987
FirstEnergy Corp.	19	775
Hawaiian Electric Industries Inc.	17	698
MDU Resources Group Inc.	22	669
National Fuel Gas Company	17	1,059
NRG Energy, Inc.	20	867
Ormat Technologies Inc.	4	337
The AES Corporation	111	2,696
UGI Corp.	7	313
Vistra Energy Corp.	58	1,320
		21,733
Total Common Stocks (cost $2,094,185)		2,740,901
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund, 0.03% (c) (e)	8,759	8,759
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (c) (e)	6,578	6,578
Total Short Term Investments (cost $15,337)		15,337
Total Investments 100.2% (cost $2,109,522)		2,756,238
Other Derivative Instruments (0.0)%		(27)
Other Assets and Liabilities, Net (0.2)%		(4,687)
Total Net Assets 100.0%		2,751,524

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/RAFI Multi-Factor U.S. Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	—	1,416	—	9	—	191	1,607	0.1

JNL/RAFI Multi-Factor U.S. Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/25/19	1,383	760	—

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	40	March 2022	9,407	(28)	110
S&P Midcap 400 Index	12	March 2022	3,329	1	76
				(27)	186

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,740,901	—	—	2,740,901
Short Term Investments	15,337	—	—	15,337
	2,756,238	—	—	2,756,238
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	186	—	—	186
	186	—	—	186

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 63.3%
Information Technology 14.7%
Accenture Public Limited Company - Class A	3	1,329
Advanced Micro Devices, Inc. (a)	10	1,440
Affirm Holdings, Inc. - Class A (a)	2	244
Amadeus IT Group SA (b)	6	383
Amphenol Corporation - Class A	3	280
Analog Devices, Inc.	3	457
Apple Inc.	65	11,628
Applied Materials, Inc.	5	854
ASML Holding - ADR	1	1,164
ASML Holding	2	1,849
Atlassian Corporation PLC - Class A (a)	1	326
Bill.Com Holdings Inc. (a)	1	244
Broadcom Inc.	6	3,763
Cadence Design Systems Inc. (a)	1	247
CDW Corp.	1	107
Cisco Systems, Inc.	9	566
Citrix Systems Inc.	2	201
Cognizant Technology Solutions Corp. - Class A	4	363
Coupa Software Incorporated (a)	1	113
CrowdStrike Holdings, Inc. - Class A (a)	—	69
Datadog, Inc. - Class A (a)	1	199
Delivery Hero SE (a) (b)	1	95
DocuSign, Inc. (a)	1	218
Entegris, Inc.	—	29
Fidelity National Information Services, Inc.	3	311
Fiserv, Inc. (a)	10	1,071
FleetCor Technologies Inc. (a)	1	309
Fortinet, Inc. (a)	2	560
Global Payments Inc.	3	337
Hamamatsu Photonics KK	9	548
HashiCorp, Inc. - Class A (a)	1	64
Intuit Inc.	3	1,774
Keysight Technologies, Inc. (a)	—	55
KLA-Tencor Corp.	3	1,237
Lam Research Corp.	—	309
Largan Precision Co. Ltd.	2	178
Leidos Holdings Inc.	1	112
Marvell Technology, Inc.	4	363
MasterCard Incorporated - Class A	6	2,183
Microsoft Corporation	54	18,195
MongoDB, Inc. - Class A (a)	1	486
Monolithic Power Systems Inc.	1	365
Motorola Solutions Inc.	2	582
Murata Manufacturing Co. Ltd.	9	699
NAVER Corp.	2	556
NEC Electronics Corp. (a)	27	336
NortonLifelock Inc.	9	221
NTT Data Corp.	57	1,225
NVIDIA Corporation	14	4,003
NXP Semiconductors N.V.	5	1,124
Omron Corp.	5	458
Paycom Software, Inc. (a)	—	64
Paypal Holdings, Inc. (a)	4	708
Qualcomm Incorporated	7	1,358
Salesforce.Com, Inc. (a)	10	2,499
Samsung Electronics Co. Ltd.	23	1,479
SAP SE	7	938
ServiceNow, Inc. (a)	3	1,692
Snowflake Inc. - Class A (a)	—	135
Spotify Technology S.A. (a)	1	227
Square, Inc. - Class A (a)	3	415
SUMCO Corporation	1	12
Synopsys Inc. (a)	3	1,015
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2	246
Taiwan Semiconductor Manufacturing Co. Ltd.	106	2,356
TE Connectivity Ltd. (b)	1	134
Telefonaktiebolaget LM Ericsson - Class B	83	907
Texas Instruments Incorporated	2	381
Toast, Inc. - Class A (a)	—	10
Tokyo Electron Ltd.	2	918
Trimble Inc. (a)	—	2
Twilio Inc. - Class A (a)	—	105
VeriSign, Inc. (a)	1	206
Visa Inc. - Class A	12	2,694
Workday, Inc. - Class A (a)	1	165
Xilinx, Inc.	2	316
Zoom Video Communications, Inc. - Class A (a)	3	601
		83,412
Financials 8.4%
AIA Group Limited	29	292
American International Group, Inc.	52	2,957
Assurant, Inc.	1	148
Australia & New Zealand Banking Group Ltd.	24	481
Aviva PLC	81	447
AXA SA	48	1,447
Bank of America Corporation	72	3,216
Berkshire Hathaway Inc. - Class B (a)	3	970
Bluescape Opportunities Acquisition Corp. (a)	—	1
BNP Paribas SA	10	685
Bridgepoint Group PLC (a) (b)	48	324
Cboe Global Markets, Inc.	1	134
Challenger Financial Services Group Ltd.	48	228
Chubb Limited	11	2,169
Citigroup Inc.	5	313
Citizens Financial Group Inc.	4	205
Close Brothers Group PLC	9	175
CME Group Inc. - Class A	2	374
DBS Group Holdings Ltd.	17	417
Definity Financial Corporation (a)	5	111
Direct Line Insurance Limited	83	313
DNB ASA	50	1,153
Element Fleet Management Corp.	60	606
Equitable Holdings, Inc.	24	785
Erste Group Bank AG	11	536
Fifth Third Bancorp	11	475
Housing Development Finance Corp.	13	450
Huntington Bancshares Incorporated	25	382
Industrial & Infrastructure Fund Investment Corporation.	—	29
ING Groep N.V.	80	1,121
Intercontinental Exchange, Inc.	2	307
Intesa Sanpaolo SpA	133	344
Invesco Ltd.	2	46
JPMorgan Chase & Co.	2	281
Julius Bar Gruppe AG - Class N	10	639
K.K.R. Co., Inc. - Class A	2	154
Lloyds Banking Group PLC	849	550
Macquarie Group Limited	4	648
MarketAxess Holdings Inc.	—	67
Marsh & McLennan Companies, Inc.	3	546
MetLife, Inc.	8	517
Mitsubishi UFJ Financial Group Inc.	81	438
Mitsubishi UFJ Lease & Finance Co. Ltd.	45	223
Morgan Stanley	13	1,270
MSCI Inc. - Class A	—	97
Muenchener Rueckversicherungs AG - Class N	5	1,496
National Bank of Canada	13	1,013
PICC Property & Casualty Co. Ltd. - Class H	454	371
Ping An Insurance (Group) Co of China Ltd - Class H	35	252
RenaissanceRe Holdings Ltd	1	226
S&P Global Inc.	1	548
Sampo Oyj - Class A	19	959
Shopify Inc. - Class A (a)	—	485
Signature Bank	1	213
Standard Chartered PLC	35	213
State Street Corporation	11	979
Storebrand ASA	70	700
Sumitomo Mitsui Trust Holdings Inc.	10	331
Sun Life Financial Inc.	20	1,106
Svenska Handelsbanken AB - Class A	55	593
The Bank of New York Mellon Corporation	2	105
The Charles Schwab Corporation	30	2,505
The Goldman Sachs Group, Inc.	4	1,370
The Hartford Financial Services Group, Inc.	19	1,328

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.	3	639
The Travelers Companies, Inc.	5	813
Tokio Marine Holdings Inc.	15	822
Tradeweb Markets Inc. - Class A	—	39
United Overseas Bank Ltd.	35	705
Voya Financial, Inc.	3	168
Wells Fargo & Company	41	1,981
XP Inc. - Class A (a)	9	250
Zurich Insurance Group AG - Class N	2	805
		48,086
Health Care 8.0%
Abbott Laboratories	4	494
AbbVie Inc.	17	2,346
Agilent Technologies, Inc.	8	1,243
Alcon AG	4	315
Align Technology, Inc. (a)	—	119
Amgen Inc.	1	302
Anthem, Inc.	4	1,647
Astellas Pharma Inc.	77	1,248
AstraZeneca PLC - ADR	53	3,060
Bayer AG - Class N	14	764
Becton, Dickinson and Company	4	1,089
Biogen Inc. (a)	—	35
Centene Corporation (a)	17	1,407
Cie Generale d'Optique Essilor International SA	3	720
Cigna Holding Company	2	493
Cooper Cos. Inc.	—	41
CVS Health Corporation	2	207
Danaher Corporation	11	3,704
Elanco Animal Health (a)	18	498
Elekta AB (publ) - Class B (c)	34	426
Eli Lilly & Co.	8	2,086
Evotec SE (a)	8	401
Fresenius SE & Co. KGaA	16	626
GlaxoSmithKline PLC - ADR (c)	16	720
HCA Healthcare, Inc.	8	1,940
Hologic Inc. (a)	2	126
Humana Inc.	1	481
Intuitive Surgical, Inc. (a)	5	1,907
IPSEN	3	295
Johnson & Johnson	3	474
McKesson Corporation	—	50
Medtronic Public Limited Company	13	1,386
Merck & Co., Inc.	2	115
Moderna, Inc. (a)	1	145
Novartis AG - Class N	17	1,484
Otsuka Holdings Co., Ltd.	13	478
PerkinElmer Inc.	3	573
Pfizer Inc.	8	455
Regeneron Pharmaceuticals, Inc. (a)	—	111
Roche Holding AG - ADR (a)	2	123
Sanofi SA - ADR	5	230
Sanofi SA	16	1,608
Siemens Healthineers AG (b)	12	909
Steris Limited	1	175
Stryker Corporation	3	915
Teleflex Incorporated	1	164
Thermo Fisher Scientific Inc.	4	2,799
UnitedHealth Group Incorporated	7	3,682
Veeva Systems Inc. - Class A (a)	1	196
Vertex Pharmaceuticals Incorporated (a)	1	141
Zoetis Inc. - Class A	3	755
		45,708
Consumer Discretionary 7.5%
Airbnb, Inc. - Class A (a)	—	22
Alibaba Group Holding Limited - ADR (a)	1	137
Amazon.com, Inc. (a)	3	10,413
Aptiv PLC (a)	1	157
Autoliv Inc. - SDR	4	460
AutoZone, Inc. (a)	—	157
Burlington Stores Inc. (a)	1	173
CarMax Inc. (a)	—	38
Carvana Co. - Class A (a)	3	703
Chipotle Mexican Grill Inc. (a)	—	766
Compass Group PLC	38	845
Coupang, Inc. - Class A (a)	4	110
CyberAgent Inc.	42	701
Denso Corp.	7	564
Dollar Tree Inc. (a)	1	112
Doordash, Inc. - Class A (a)	3	503
Dr. Martens PLC (a)	56	327
Ferrari N.V.	—	120
General Motors Company (a)	11	664
Hilton Worldwide Holdings Inc. (a)	8	1,306
Honda Motor Co. Ltd.	9	241
Huazhu Group Limited - ADR (a)	—	16
Kering SA	1	554
Kingfisher Plc	201	919
Kyoritsu Maintenance Co., Ltd.	1	18
Las Vegas Sands Corp. (a)	1	52
Lowe`s Companies, Inc.	1	317
Lululemon Athletica Inc. (a)	2	662
Magna International Inc. (c)	13	1,063
Marriott International, Inc. - Class A (a)	7	1,074
McDonald's Corporation	1	335
MGM Resorts International	3	118
Moncler S.p.A.	9	667
Next PLC	6	616
NIKE, Inc. - Class B	7	1,138
NVR, Inc. (a)	—	136
O'Reilly Automotive, Inc. (a)	—	238
Panasonic Corp.	48	523
Persimmon Public Limited Company	15	573
Rivian Automotive, Inc. - Class A (a)	6	656
Ross Stores Inc.	8	968
Samsonite International S.A. (a) (b)	111	226
Sony Corp.	8	1,007
Stanley Electric Co. Ltd.	13	326
Starbucks Corporation	7	785
Stroer SE & Co. KGaA	4	328
Sumitomo Rubber Industries Inc.	15	157
Suzuki Motor Corp.	11	408
Tesla Inc. (a)	3	3,444
The Home Depot, Inc.	4	1,817
THG Holdings PLC (a)	24	74
TJX Cos. Inc.	8	622
Toyota Motor Corp.	86	1,569
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	100
VF Corp.	1	53
Whitbread PLC (a)	1	21
WPP 2012 Limited	52	780
Wynn Resorts, Limited (a)	1	51
Yum! Brands, Inc.	10	1,353
Zalando SE (a) (b)	7	573
		42,856
Communication Services 6.9%
Alphabet Inc. - Class A (a)	1	2,523
Alphabet Inc. - Class C (a)	5	14,508
ASOS Plc (a)	14	447
AT&T Inc.	11	278
Booking Holdings Inc. (a)	—	1,152
Cellnex Telecom, S.A. (b)	—	20
Charter Communications, Inc. - Class A (a)	1	620
Comcast Corporation - Class A	18	926
Dish Network Corporation - Class A (a)	—	13
Electronic Arts Inc.	1	125
Facebook, Inc. - Class A (a)	21	6,971
KT Corp.	11	273
Liberty Broadband Corp. - Series C (a)	1	212
Netflix, Inc. (a)	3	2,031
Nippon Telegraph & Telephone Corp.	63	1,731
Pinterest, Inc. - Class A (a)	8	280
Playtika Holding Corp. (a)	4	61
Roku Inc. - Class A (a)	—	70
SEA, Ltd. - Class A - ADR (a)	5	1,162
Snap Inc. - Class A (a)	20	923
SoftBank Group Corp.	7	308
Tencent Holdings Limited	11	616

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc. (a)	7	814
Verizon Communications Inc.	5	238
Vodafone Group Public Limited Company - ADR (c)	41	612
Walt Disney Co.	13	2,076
Yahoo! Japan Corp.	70	406
		39,396
Industrials 5.8%
ABB Ltd. - Class N	27	1,044
AGCO Corporation	—	15
Alamo Group Inc.	—	14
ALS Limited	8	78
Ashtead Group Public Limited Company	12	931
Atlas Copco Aktiebolag - Class B	—	16
Azelis Group (a)	—	9
Beijing Enterprises Holdings Ltd.	58	200
Bunzl Public Limited Company	10	373
Canadian Pacific Railway Limited	1	101
Caterpillar Inc.	1	131
Central Japan Railway Co.	3	401
Cintas Corp.	—	90
Clarivate PLC (a)	2	55
Copart Inc. (a)	1	196
CoStar Group, Inc. (a)	—	7
CSX Corp.	37	1,373
Cummins Inc.	1	302
DCC Public Limited Company	6	458
Deere & Company	1	350
Epiroc Aktiebolag - Class A	4	109
Epiroc Aktiebolag - Class B	1	30
Equifax Inc.	—	142
FedEx Corporation	1	303
Flowserve Corporation	2	54
Fortive Corporation	9	676
General Electric Company	34	3,190
Hexpol AB - Class B	1	11
Honeywell International Inc.	3	645
Hubbell Inc.	3	652
Ingersoll Rand Inc.	3	167
Jacobs Engineering Group Inc.	3	420
Kion Group AG	8	872
Knorr - Bremse Aktiengesellschaft (b)	3	293
Koninklijke Philips N.V.	22	821
L3Harris Technologies, Inc.	1	220
Legrand SA	5	570
Melrose Holdings Limited	302	652
Mitsubishi Corp.	16	503
Mitsubishi Electric Corp.	68	865
Norfolk Southern Corporation	6	1,732
Otis Worldwide Corporation	3	252
Outotec Oyj	6	63
PACCAR Inc.	4	322
Parker-Hannifin Corporation	1	168
Prysmian S.p.A.	18	674
Quanta Services, Inc.	—	19
Raytheon BBN Technologies Corp.	1	60
Recruit Holdings Co., Ltd.	14	869
Republic Services Inc.	7	1,021
Rockwool International A/S - Class B	—	14
Roper Technologies, Inc.	1	658
Safran	4	518
Sandvik AB	4	118
Schneider Electric SE (a)	—	29
Shoals Technologies LLC - Class A (a)	1	20
Shurgard Self Storage Europe	—	19
Siemens AG - Class N	19	3,273
SMC Corp.	—	270
Southwest Airlines Co. (a)	2	103
Sumitomo Corp.	34	502
TechnoPro Holdings, Inc.	21	621
Teledyne Technologies Inc. (a)	—	201
Teleperformance	1	579
Textron Inc.	3	258
The Boeing Company (a)	1	266
THK Co. Ltd.	9	219
Timken Co.	—	13
TransDigm Group Inc. (a)	—	51
TransUnion	1	133
Union Pacific Corporation	4	944
United Airlines Holdings, Inc. (a)	2	70
United Parcel Service Inc. - Class B	6	1,208
United Rentals Inc. (a)	1	361
Waste Connections, Inc.	2	227
Weir Group PLC(The)	4	83
		33,277
Materials 3.5%
Air Products and Chemicals, Inc.	2	706
Akzo Nobel N.V.	6	698
Albemarle Corporation	1	136
Amcor Ltd. - CDI	32	385
Anglo American PLC	1	42
Antofagasta PLC	34	616
Asahi Kasei Corp.	51	480
Avery Dennison Corporation	—	80
Ball Corporation	3	251
BASF SE - Class N	8	574
BHP Group Limited - ADR (c)	5	327
BHP Group PLC	28	849
BHP Group PLC (c)	20	617
Boliden AB	4	159
CF Industries Holdings Inc.	1	56
Constellium SE - Class A (a)	2	37
Covestro AG (b)	7	458
Croda International Public Limited Company	—	24
Element Solutions, Inc.	1	27
Ero Copper Corp. (a)	3	46
Franco-Nevada Corporation	—	24
Granges AB	3	41
Grupo Mexico SAB de CV - Class B	9	40
Impala Platinum Holdings Limited	1	7
Independence Group NL	135	1,134
International Flavors & Fragrances Inc.	4	655
International Paper Company	3	117
Johnson Matthey PLC	18	502
Joint Stock Company "Alrosa" (Public Stock Society)	43	70
K92 Mining Inc. (a)	8	47
Karora Resources Inc. (a)	5	17
Koninklijke DSM N.V.	—	26
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	729
Linde Public Limited Company	6	2,081
Martin Marietta Materials Inc.	1	548
Mayr-Melnhof Karton Aktiengesellschaft	—	18
Mondi plc	2	38
Nippon Steel Corporation	2	35
Norsk Hydro ASA	3	25
Northern Star Resources Ltd.	15	104
Nucor Corporation	—	55
OZ Minerals Ltd.	2	49
Packaging Corporation of America	3	425
Pan American Silver Corp.	—	8
Perseus Mining Limited	72	85
PPG Industries, Inc.	—	35
Public Joint Stock Society "Polyus"	—	36
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	—	33
Quaker Chemical Corp.	—	15
Reliance Steel & Aluminum Co.	1	135
Rio Tinto Ltd.	4	281
Rio Tinto PLC	1	66
RPM International Inc.	1	147
Sealed Air Corporation	4	237
Sherwin-Williams Co.	5	1,769
Shin-Etsu Chemical Co. Ltd.	—	17
Sibanye Stillwater	6	18
South32 Limited	148	435
Southern Copper Corporation	1	40
Steel Dynamics Inc.	1	65
Stora Enso Oyj - Class R	35	634

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Svenska Cellulosa Aktiebolaget SCA - Class B	1	19
Sylvamo Corporation (a)	—	—
Tietto Minerals Limited (a)	28	10
Tosoh Corp.	5	71
Umicore	9	358
UPM-Kymmene Oyj	1	31
Vale S.A.	3	36
Victoria Gold Corp. (a)	6	63
Vulcan Materials Co.	2	490
Wesdome Gold Mines Ltd (a)	15	134
West Fraser Timber Co. Ltd.	—	29
West Fraser Timber Co. Ltd.	—	17
Westrock Company, Inc.	22	982
Wheaton Precious Metals Corp.	—	13
		19,664
Consumer Staples 3.3%
Altria Group, Inc.	4	200
Barry Callebaut AG - Class N	—	442
Colgate-Palmolive Co.	—	16
ConAgra Brands Inc.	2	63
Constellation Brands, Inc. - Class A	1	266
Costco Wholesale Corporation	1	557
Darling Ingredients Inc. (a)	1	51
Diageo PLC	18	970
Dollar General Corporation	5	1,207
Estee Lauder Cos. Inc. - Class A	1	227
Keurig Dr Pepper Inc.	21	762
Kimberly-Clark Corporation	3	407
Kirin Holdings Co. Ltd. (c)	18	291
L'Oreal SA	2	1,134
Mondelez International, Inc. - Class A	14	908
Monster Beverage 1990 Corporation (a)	2	178
Mowi ASA - ADR	1	15
Nestle SA - Class N	25	3,532
PepsiCo, Inc.	2	422
Philip Morris International Inc.	4	388
Pola Orbis Holdings Inc. (c)	6	102
Procter & Gamble Co.	4	720
Sanderson Farms Inc.	—	5
Seven & I Holdings Co., Ltd.	19	831
The Coca-Cola Company	20	1,208
Tyson Foods Inc. - Class A	2	131
Unilever PLC	35	1,871
Walmart Inc.	7	1,066
Welcia Holdings Co.,Ltd.	8	252
Wilmar International Limited	180	555
		18,777
Real Estate 2.2%
Acadia Realty Trust	4	88
Agree Realty Corporation	—	1
Alexandria Real Estate Equities, Inc.	3	656
American Campus Communities, Inc.	1	77
American Tower Corporation	1	338
Apartment Income REIT Corp.	1	49
Apple Hospitality REIT, Inc.	4	71
AvalonBay Communities, Inc.	1	326
Big Yellow Group PLC	1	16
Camden Property Trust	6	1,079
Canadian Apartment Properties REIT	—	15
CapitaMall Trust	13	20
China Resources Mixc Lifestyle Services Limited (b)	2	11
CTP N.V.	1	26
CubeSmart	2	137
Daiwa House Logistics Trust (a)	17	10
Daiwa Office Investment Corporation	—	18
Derwent London PLC	1	38
Digital Core REIT Management Pte Ltd (a) (b)	23	26
Douglas Emmett, Inc.	3	84
EastGroup Properties Inc.	—	64
EPR Properties	—	4
Equinix, Inc.	1	440
Equity Lifestyle Properties, Inc.	8	704
Equity Residential	3	252
Essential Properties Realty Trust, Inc.	—	4
Essex Property Trust Inc.	1	246
Fabege AB	1	25
Federal Realty Investment Trust	—	33
Gecina SA	—	8
Goodman Funding Pty Ltd	2	37
Great Portland Estates P L C	50	488
Healthcare Realty Trust Inc.	1	39
Healthcare Trust of America, Inc. - Class A	1	36
Heiwa Real Estate Co., Ltd.	1	17
Highwoods Properties Inc.	—	17
Hongkong Land Holdings Ltd.	6	33
Hoshino Resorts REIT, Inc.	—	11
Host Hotels & Resorts, Inc. (a)	1	15
Inmobiliaria Colonial, Socimi, S.A.	1	9
Innovative Industrial Properties, Inc.	—	1
Kilroy Realty Corporation	1	59
Kimco Realty Corporation	2	55
Kojamo Oyj (b)	2	38
Lexington Realty Trust	—	1
Mitsui Fudosan Co. Ltd.	37	741
Mitsui Fudosan Logistics Park Investment Corporation	—	28
National Retail Properties, Inc.	—	5
Open Doors Technology Inc. - Class A (a)	9	131
Orion Office REIT Inc. (a)	—	1
Pebblebrook Hotel Trust	3	57
ProLogis Inc.	19	3,203
PS Business Parks, Inc.	—	57
Public Storage	—	179
Rayonier Inc.	—	1
Realty Income Corporation	—	22
Regency Centers Corp.	1	63
Rexford Industrial Realty, Inc.	1	105
SBA Communications Corporation	—	56
Scentre Group Limited	176	406
Simon Property Group, Inc.	1	146
SL Green Realty Corp.	—	34
Spirit Realty Capital, Inc.	—	2
STORE Capital Corp.	—	7
Summit Industrial Income REIT	3	58
Sun Communities Inc.	—	42
Sun Hung Kai Properties Ltd.	4	42
Sunstone Hotel Investors Inc. (a)	3	39
Terreno Realty Corporation	1	90
The Howard Hughes Corporation (a)	—	42
The Unite Group PLC	1	11
Tokyo Tatemono Co. Ltd. (c)	1	15
Vonovia SE	1	50
W.P. Carey Inc.	—	22
Welltower Inc.	7	627
Weyerhaeuser Company	6	232
		12,236
Utilities 1.9%
Ameren Corporation	3	287
Atmos Energy Corporation	—	34
CMS Energy Corp.	4	252
Dominion Energy, Inc.	11	875
Electric Power Development Co., Ltd. - Class D	17	226
Engie	69	1,017
Entergy Corporation	3	317
Eversource Energy	5	433
Horizon Holdings I	1	19
Iberdrola, Sociedad Anonima	1	15
IDACORP Inc.	—	13
National Grid PLC	52	744
NextEra Energy, Inc.	21	1,939
NiSource Inc.	4	108
Pacific Gas And Electric Company (a)	32	391
Public Service Enterprise Group Inc.	1	39
Sempra Energy	11	1,420
The AES Corporation	8	192
The Southern Company	22	1,498
WEC Energy Group Inc.	2	154

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Xcel Energy Inc.	14	966
		10,939
Energy 1.1%
Aker ASA	1	17
Cactus Inc. - Class A	—	14
Canadian Natural Resources Ltd.	—	16
ChampionX Corporation (a)	1	13
Chevron Corporation	3	361
ConocoPhillips	9	625
Devon Energy Corporation	1	63
Enbridge Inc.	—	9
Enerflex Ltd.	2	12
EOG Resources, Inc.	3	284
Equinor ASA	43	1,143
Exxon Mobil Corporation	4	266
Galp Energia, SGPS, S.A.	5	47
Halliburton Company	11	242
Hess Corporation	—	28
Lundin Petroleum AB	1	33
Magnolia Oil & Gas Corp. - Class A	1	25
Marathon Petroleum Corporation	2	114
Meggitt PLC (a)	37	372
NAC Kazatomprom JSC - GDR	1	26
Pioneer Natural Resources Co.	1	153
Royal Dutch Shell PLC - Class B - ADR	10	435
TC Energy Corporation	—	22
Total SA (c)	24	1,197
Total SA - ADR	5	229
WorleyParsons Ltd.	57	438
		6,184
Total Common Stocks (cost $268,794)		360,535
GOVERNMENT AND AGENCY OBLIGATIONS 16.8%
Mortgage-Backed Securities 7.5%
Federal Home Loan Mortgage Corporation
3.00%, 05/01/31 - 01/01/50	627	658
3.50%, 06/01/33 - 12/01/47	104	109
2.00%, 01/01/36 - 12/01/51	857	869
5.00%, 12/01/41	50	56
5.50%, 05/01/44	40	45
4.00%, 12/01/49 - 02/01/50	463	495
4.50%, 05/01/50	42	45
2.50%, 05/01/51 - 08/01/51	504	517
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 10/01/51	2,240	2,296
3.00%, 11/01/33 - 07/01/50	3,999	4,220
3.50%, 12/01/33 - 04/01/48	2,692	2,874
2.00%, 05/01/36 - 12/01/51	972	984
5.00%, 06/01/40 - 01/01/49	368	412
4.50%, 04/01/41 - 05/01/50	1,193	1,302
6.00%, 07/01/41	249	288
5.50%, 05/01/44	242	274
4.00%, 02/01/47 - 12/01/49	1,486	1,593
TBA, 4.50%, 02/15/51 (d)	500	536
TBA, 2.00%, 01/15/52 (d)	7,960	7,941
TBA, 2.50%, 01/15/52 (d)	4,360	4,452
TBA, 3.00%, 02/15/52 (d)	645	668
TBA, 4.00%, 02/15/52 (d)	445	473
Government National Mortgage Association
3.50%, 08/20/42 - 08/20/51	1,903	2,021
3.00%, 05/15/43 - 10/20/51	1,522	1,581
4.50%, 07/20/45 - 08/20/47	430	469
4.00%, 09/20/45 - 10/20/50	631	670
TBA, 3.50%, 01/15/46 (d)	331	345
5.50%, 03/20/48 - 03/20/49	238	257
5.00%, 05/20/48 - 06/20/49	345	370
2.50%, 10/20/51	1,327	1,362
2.50%, 12/20/51 - 01/15/52 (d)	1,170	1,200
TBA, 2.00%, 01/15/52 (d)	1,955	1,974
TBA, 3.00%, 01/15/52 (d)	1,010	1,046
		42,402
U.S. Treasury Note 4.2%
Treasury, United States Department of
0.13%, 01/31/23 - 05/31/23	2,630	2,620
0.25%, 06/15/23 - 08/31/25	3,660	3,618
0.38%, 11/30/25	4,555	4,417
0.88%, 06/30/26	9,940	9,782
0.75%, 08/31/26	700	684
0.63%, 05/15/30 - 08/15/30	1,115	1,041
1.25%, 08/15/31	1,915	1,871
		24,033
U.S. Treasury Bond 3.0%
Treasury, United States Department of
4.50%, 05/15/38	2,320	3,237
1.13%, 05/15/40	1,440	1,260
1.88%, 02/15/41 - 11/15/51	2,165	2,142
1.75%, 08/15/41	395	382
3.13%, 11/15/41	910	1,093
3.00%, 08/15/48 (e)	4,675	5,717
2.00%, 02/15/50 - 08/15/51	2,105	2,142
1.25%, 05/15/50	300	255
1.38%, 08/15/50	575	504
2.38%, 05/15/51	125	138
		16,870
U.S. Treasury Inflation Indexed Securities 1.1%
Treasury, United States Department of
0.13%, 04/15/22 - 02/15/51 (f)	2,458	2,630
0.63%, 04/15/23 - 01/15/26 (f)	1,154	1,229
0.38%, 07/15/23 - 01/15/27 (f)	1,362	1,453
0.50%, 04/15/24 (f)	35	37
0.25%, 01/15/25 - 07/15/29 (f)	1,075	1,151
		6,500
Municipal 0.7%
American Municipal Power, Inc.
6.45%, 02/15/44	250	373
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	322
California, State of
7.55%, 04/01/39	240	401
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	303
Chicago Transit Authority
6.90%, 12/01/40	300	423
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	167
3.09%, 11/01/40	260	266
Great Lakes Water Authority
3.06%, 07/01/39	60	63
Houston, City of
2.39%, 07/01/31	70	70
Metropolitan Transportation Commission
6.91%, 10/01/50	235	414
Municipal Electric Authority of Georgia
6.66%, 04/01/57	340	526
Oregon Department of Transportation
1.76%, 11/15/32	190	184
Texas A&M University
3.33%, 05/15/39	250	266
Trustees of the California State University
2.80%, 11/01/41	350	348
		4,126
Sovereign 0.2%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	195
Manitoba, Province of
2.60%, 04/16/24	176	182
Ontario, Government of
2.40%, 02/08/22	500	501
		878
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA1, REMIC, 0.75%, (SOFR 30-Day Average + 0.70%), 08/25/33 (g)	141	141
Series 2021-M1-DNA2, REMIC, 0.85%, (SOFR 30-Day Average + 0.80%), 08/25/33 (g)	101	101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Series 2021-M2-DNA3, REMIC, 2.15%, (SOFR 30-Day Average + 2.10%), 10/25/33 (g)	85	86
Series 2021-M1-DNA7, REMIC, 0.90%, (SOFR 30-Day Average + 0.85%), 11/25/41 (g)	200	200
Series 2018-M1-DNA3, REMIC, 0.85%, (1 Month USD LIBOR + 0.75%), 09/25/48 (g)	1	1
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	82	13
Series 2020-M1-DNA6, REMIC, 0.95%, (SOFR 30-Day Average + 0.90%), 12/27/50 (g)	15	15
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 1.20%, (1 Month USD LIBOR + 1.10%), 11/26/29 (g)	98	98
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 0.85%, (1 Month USD LIBOR + 0.75%), 10/26/48 (g)	23	23
		678
Total Government And Agency Obligations (cost $94,114)		95,487
CORPORATE BONDS AND NOTES 13.9%
Financials 4.1%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (h)	125	139
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	390
AIA Group Limited
3.13%, 03/13/23 (b)	400	409
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (h)	150	153
American International Group, Inc.
3.40%, 06/30/30	390	422
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (c) (h)	413	355
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (h)	155	169
Banco Santander, S.A.
3.49%, 05/28/30 (i)	200	211
Bank of America Corporation
2.59%, 04/29/31	315	318
2.65%, 03/11/32	250	253
2.68%, 06/19/41	340	327
4.33%, 03/15/50	175	217
Barclays PLC
2.85%, 05/07/26 (i)	250	257
2.28%, 11/24/27 (i)	200	201
BBVA Bancomer, S.A.
4.38%, 04/10/24 (h)	275	292
BNP Paribas
2.22%, 06/09/26 (h) (i)	245	247
BPCE
4.00%, 09/12/23 (h)	510	534
BroadStreet Partners, Inc.
5.88%, 04/15/29 (h)	280	275
Capital One Financial Corporation
3.65%, 05/11/27	240	259
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	125
Credit Suisse Group AG
3.00%, 12/14/23 (g) (h)	275	279
Danske Bank A/S
1.23%, 06/22/24 (h)	435	435
Discover Bank
2.70%, 02/06/30	250	253
EG Global Finance PLC
6.75%, 02/07/25 (h)	400	403
Fifth Third Bancorp
1.63%, 05/05/23	80	81
FirstCash Holdings, Inc.
5.63%, 01/01/30 (h)	205	209
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	215
GPS Hospitality Holding Company LLC
7.00%, 08/15/28 (h)	100	91
HSBC Holdings PLC
3.26%, 03/13/23	525	527
2.21%, 08/17/29 (i)	200	196
HUB International Limited
5.63%, 12/01/29 (h)	125	129
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (h)	475	481
JPMorgan Chase & Co.
3.38%, 05/01/23	475	491
3.63%, 12/01/27	300	323
2.52%, 04/22/31	200	202
2.96%, 05/13/31	110	114
KeyCorp
2.25%, 04/06/27	280	285
Liberty Mutual Group Inc.
4.25%, 06/15/23 (h)	100	104
Lincoln National Corporation
3.80%, 03/01/28	325	357
LYB International Finance II B.V.
3.50%, 03/02/27	325	350
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	128
2.25%, 11/15/30	70	70
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	408
Moody's Corporation
2.00%, 08/19/31 (c)	310	302
Morgan Stanley
3.13%, 07/27/26	275	291
3.97%, 07/22/38	300	341
National Securities Clearing Corporation
1.50%, 04/23/25 (h)	355	357
Nationwide Building Society
1.50%, 10/13/26 (h)	380	373
NatWest Markets N.V.
4.75%, 07/28/25 (h)	325	354
New York Life Global Funding
1.10%, 05/05/23 (h)	60	60
Nordea Bank AB
1.00%, 06/09/23 (h)	235	236
Panasonic Corporation
2.54%, 07/19/22 (h)	200	202
PNC Bank, National Association
3.50%, 06/08/23	275	285
Pricoa Global Funding I
3.45%, 09/01/23 (h)	600	626
Protective Life Global Funding
1.08%, 06/09/23 (h)	235	236
Royal Bank of Canada
1.60%, 04/17/23 (i)	205	207
Santander UK Group Holdings PLC
3.57%, 01/10/23 (i)	450	450
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	360
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (h)	360	376
Standard Chartered PLC
1.82%, 11/23/25 (h)	200	200
Synchrony Financial
4.25%, 08/15/24	335	355
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (h)	400	479
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	592
2.65%, 10/21/32	170	171
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (i)	375	391
The Toronto-Dominion Bank
3.50%, 07/19/23	525	547

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Truist Financial Corporation
1.95%, 06/05/30	125	123
UBS AG
1.75%, 04/21/22 (h)	300	301
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (h) (i)	375	405
USA Compression Finance Corp.
6.88%, 09/01/27	265	280
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (h)	537	577
Wells Fargo & Company
2.39%, 06/02/28	155	158
3.07%, 04/30/41	535	547
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	393
Willis North America Inc.
3.60%, 05/15/24	150	157
4.50%, 09/15/28	195	218
Woodside Finance Limited
3.70%, 09/15/26 (h)	475	506
		23,140
Communication Services 1.8%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	259
AT&T Inc.
3.00%, 06/30/22	250	252
4.35%, 03/01/29	35	39
2.25%, 02/01/32	290	281
3.50%, 06/01/41	230	236
Audacy Capital Corp.
6.75%, 03/31/29 (c) (h)	285	278
Avaya, Inc.
6.13%, 09/15/28 (h)	150	159
Baidu, Inc.
3.88%, 09/29/23	275	286
Booking Holdings Inc.
3.60%, 06/01/26	350	378
Charter Communications Operating, LLC
4.50%, 02/01/24	550	584
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (h)	330	354
Comcast Corporation
2.65%, 02/01/30	70	72
1.95%, 01/15/31	95	93
3.90%, 03/01/38	200	226
3.45%, 02/01/50	300	320
Consolidated Communications, Inc.
6.50%, 10/01/28 (h)	285	302
Cox Communications, Inc.
2.95%, 10/01/50 (h)	295	277
DISH DBS Corporation
7.38%, 07/01/28	280	284
DKT Finance ApS
9.38%, 06/17/23 (h)	200	203
Expedia Group, Inc.
5.00%, 02/15/26	73	81
Frontier Communications Holdings, LLC
5.88%, 11/01/29	135	135
6.00%, 01/15/30 (h)	110	110
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (h)	25	26
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (h)	205	211
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (h)	175	185
Level 3 Financing, Inc.
3.63%, 01/15/29 (h)	315	301
Millennium Escrow Corporation
6.63%, 08/01/26 (h)	145	145
Northwest Fiber, LLC
4.75%, 04/30/27 (h)	270	267
Omnicom Group Inc.
3.65%, 11/01/24	100	106
Outfront Media Capital Corporation
4.25%, 01/15/29 (h)	265	265
Sinclair Television Group, Inc.
4.13%, 12/01/30 (h)	300	284
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	557
Telesat Canada
6.50%, 10/15/27 (h)	518	401
Tencent Holdings Limited
2.99%, 01/19/23 (h)	375	381
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (h)	240	260
Urban One, Inc.
7.38%, 02/01/28 (h)	330	340
Verizon Communications Inc.
1.68%, 10/30/30	255	243
4.27%, 01/15/36	175	206
2.65%, 11/20/40	135	128
4.00%, 03/22/50	150	173
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	271
Weibo Corporation
3.50%, 07/05/24	355	365
		10,324
Health Care 1.5%
Abbott Laboratories
1.15%, 01/30/28	200	195
AbbVie Inc.
3.20%, 05/14/26	300	317
4.70%, 05/14/45	100	124
4.25%, 11/21/49	195	234
Alcon Finance Corporation
2.60%, 05/27/30 (h)	265	268
Banner Health
1.90%, 01/01/31	70	68
Baxter International Inc.
1.92%, 02/01/27 (h)	260	261
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (h)	250	256
Becton, Dickinson and Company
3.70%, 06/06/27	180	196
2.82%, 05/20/30	140	145
Biogen Inc.
2.25%, 05/01/30	320	315
Bristol-Myers Squibb Company
3.55%, 08/15/22	525	534
Cigna Holding Company
3.00%, 07/15/23	500	515
CommonSpirit Health
2.76%, 10/01/24	105	108
2.78%, 10/01/30	75	77
Community Health Systems, Inc.
6.88%, 04/01/28 (c) (h)	285	282
CVS Health Corporation
3.50%, 07/20/22	475	480
5.05%, 03/25/48	475	620
DaVita Inc.
3.75%, 02/15/31 (h)	270	263
Humana Inc.
2.15%, 02/03/32	120	116
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (h)	145	147
McKesson Corporation
1.30%, 08/15/26 (j)	380	372
Northwell Health, Inc.
3.98%, 11/01/46	175	198
PerkinElmer, Inc.
1.90%, 09/15/28	210	208
Perrigo Finance Unlimited Company
3.90%, 06/15/30 (j) (k)	315	320
Providence St. Joseph Health
3.93%, 10/01/48	550	651
Stanford Health Care
3.80%, 11/15/48 (c)	150	178

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Tenet Healthcare Corporation
6.13%, 10/01/28 (h)	270	285
6.88%, 11/15/31	70	80
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	157
UnitedHealth Group Incorporated
2.00%, 05/15/30	140	139
2.90%, 05/15/50	270	276
Zoetis Inc.
2.00%, 05/15/30	290	285
		8,670
Energy 1.4%
APT Pipelines Limited
4.25%, 07/15/27 (h)	225	248
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (h)	130	136
5.88%, 06/30/29 (h)	160	154
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	110
Canadian Natural Resources Limited
2.95%, 07/15/30	170	174
Chevron Corporation
2.00%, 05/11/27	115	117
CNX Resources Corporation
7.25%, 03/14/27 (h)	180	191
6.00%, 01/15/29 (h)	80	83
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (h)	185	191
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	280	304
ConocoPhillips
3.75%, 10/01/27 (h)	100	109
Diamondback Energy, Inc.
4.75%, 05/31/25	125	137
Enbridge Inc.
4.25%, 12/01/26	275	303
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (h)	310	322
Energy Transfer LP
5.25%, 04/15/29	120	138
3.75%, 05/15/30	75	80
Eni S.p.A.
4.00%, 09/12/23 (h)	200	210
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (h)	245	268
Harvest Midstream I, L.P.
7.50%, 09/01/28 (h)	280	300
Hess Corporation
4.30%, 04/01/27	150	164
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (h)	180	169
10.50%, 05/15/27 (c) (h)	115	116
NGL Energy Operating LLC
7.50%, 02/01/26 (h)	325	335
NGL Energy Partners LP
7.50%, 11/01/23 (c)	135	134
Occidental Petroleum Corporation
8.50%, 07/15/27	105	131
6.38%, 09/01/28	180	213
6.63%, 09/01/30	65	80
6.13%, 01/01/31	75	91
6.45%, 09/15/36	55	70
PDV America, Inc.
9.25%, 08/01/24 (c) (h)	335	337
Pioneer Natural Resources Company
1.13%, 01/15/26	115	112
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	62
Saudi Arabian Oil Company
2.88%, 04/16/24 (h)	455	470
SM Energy Company
5.63%, 06/01/25	135	136
6.63%, 01/15/27	130	135
Suncor Energy Inc.
3.10%, 05/15/25	70	73
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (h)	215	224
6.00%, 12/31/30 (h)	85	85
Total Capital International
2.99%, 06/29/41	265	269
Transocean Pontus Limited
6.13%, 08/01/25 (h)	131	128
Transocean Proteus Limited
6.25%, 12/01/24 (h)	125	124
Valero Energy Corporation
2.85%, 04/15/25	295	306
Weatherford International Ltd.
6.50%, 09/15/28 (h)	275	291
Williams Partners L.P.
5.10%, 09/15/45	175	216
		8,046
Consumer Discretionary 1.4%
Adtalem Global Education Inc.
5.50%, 03/01/28 (h)	210	205
Amazon.com, Inc.
5.20%, 12/03/25	350	399
3.88%, 08/22/37	225	264
Aston Martin Capital Holdings Limited
10.50%, 11/30/25 (h)	320	351
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	382
Carnival Corporation
5.75%, 03/01/27 (h)	355	355
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (c) (h)	60	54
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (h)	266	264
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	325
Hasbro, Inc.
3.00%, 11/19/24 (j)	155	162
3.55%, 11/19/26	235	252
Hyundai Capital America
2.38%, 02/10/23 (h)	105	106
1.65%, 09/17/26 (h)	245	240
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (h)	265	262
LSF9 Atlantis
7.75%, 02/15/26 (h)	410	414
Magic Mergeco, Inc.
7.88%, 05/01/29 (h)	275	271
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (h)	310	299
Marriott International, Inc.
4.65%, 12/01/28	305	342
NMG Holding Company, Inc.
7.13%, 04/01/26 (h)	365	387
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	163
QVC, Inc.
4.38%, 03/15/23	330	341
4.45%, 02/15/25	275	291
Staples, Inc.
10.75%, 04/15/27 (c) (h)	190	179
Studio City Finance Limited
5.00%, 01/15/29 (h)	235	211
Tenneco Inc.
5.00%, 07/15/26 (c)	215	208
The Home Depot, Inc.
1.50%, 09/15/28	325	320
The TJX Companies, Inc.
1.60%, 05/15/31 (c)	155	149
Wheel Pros, Inc.
6.50%, 05/15/29 (h)	300	289
White Cap Parent, LLC
8.25%, 03/15/26 (h) (l)	335	343
		7,828

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Industrials 0.8%
Air Lease Corporation
3.50%, 01/15/22	155	155
American Airlines, Inc.
11.75%, 07/15/25 (h)	90	112
ARD Finance S.A.
6.50%, 06/30/27 (h) (l)	400	412
Canadian Pacific Railway Limited
1.75%, 12/02/26	105	105
Deluxe Corporation
8.00%, 06/01/29 (h)	240	251
Granite US Holdings Corporation
11.00%, 10/01/27 (h)	230	250
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (h)	210	215
Kansas City Southern
2.88%, 11/15/29	210	218
3.50%, 05/01/50	180	192
Lockheed Martin Corporation
3.55%, 01/15/26	250	271
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (h)	140	139
Raytheon BBN Technologies Corp.
3.20%, 03/15/24	350	364
Republic Services, Inc.
3.38%, 11/15/27	100	107
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (h)	140	136
Rolls-Royce Plc
5.75%, 10/15/27 (h)	225	249
Roper Technologies, Inc.
3.80%, 12/15/26	375	409
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (c)	335	336
Tutor Perini Corporation
6.88%, 05/01/25 (c) (h)	240	242
Waste Connections, Inc.
2.20%, 01/15/32	145	142
		4,305
Consumer Staples 0.7%
Altria Group, Inc.
2.35%, 05/06/25	20	20
5.80%, 02/14/39	200	241
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	360
BAT Capital Corp.
4.39%, 08/15/37	295	310
Coty Inc.
6.50%, 04/15/26 (h)	405	417
4.75%, 01/15/29 (h)	235	239
Danone
2.95%, 11/02/26 (h)	250	263
Diageo Capital PLC
1.38%, 09/29/25 (c)	210	209
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (c) (h)	245	233
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (h)	220	228
RELX Capital Inc.
3.00%, 05/22/30	95	100
Rite Aid Corporation
7.50%, 07/01/25 (h)	385	395
Sigma Holdco B.V.
7.88%, 05/15/26 (h)	450	435
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (h)	145	144
Triton Water Holdings Incorporated
6.25%, 04/01/29 (h)	265	256
		3,850
Real Estate 0.6%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	296
Brookfield Property REIT Inc.
5.75%, 05/15/26 (h)	245	254
Crown Castle International Corp.
2.25%, 01/15/31	185	180
2.10%, 04/01/31	255	245
Duke Realty Limited Partnership
4.00%, 09/15/28	410	459
Essex Portfolio, L.P.
3.38%, 04/15/26	525	557
Healthpeak Properties, Inc.
2.13%, 12/01/28 (c)	85	85
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	127
Kimco Realty Corporation
3.30%, 02/01/25	150	158
ProLogis, L.P.
2.13%, 04/15/27	35	36
Public Storage
1.95%, 11/09/28	125	125
Realty Income Corporation
2.20%, 06/15/28	75	76
Regency Centers, L.P.
3.60%, 02/01/27	100	108
Service Properties Trust
4.95%, 02/15/27 (c)	125	121
3.95%, 01/15/28	318	292
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	180
W.P. Carey Inc.
3.85%, 07/15/29	280	310
		3,609
Information Technology 0.6%
Amphenol Corporation
2.20%, 09/15/31	90	88
Apple Inc.
1.65%, 05/11/30	235	230
2.95%, 09/11/49	200	207
Autodesk, Inc.
2.40%, 12/15/31	360	359
Commscope Finance LLC
8.25%, 03/01/27 (h)	284	292
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (h)	70	73
Fiserv, Inc.
3.20%, 07/01/26	110	116
Microsoft Corporation
2.92%, 03/17/52	100	106
NXP B.V.
3.15%, 05/01/27 (h)	35	37
2.65%, 02/15/32 (h)	315	316
Qualcomm Incorporated
2.15%, 05/20/30	260	262
Salesforce.Com, Inc.
2.70%, 07/15/41	350	349
Texas Instruments Incorporated
1.75%, 05/04/30	75	74
Veritas USA Inc.
7.50%, 09/01/25 (h)	350	363
ViaSat, Inc.
6.50%, 07/15/28 (h)	265	266
VMware, Inc.
1.40%, 08/15/26	320	315
		3,453
Utilities 0.5%
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (h)	209	215
Cameron LNG, LLC
2.90%, 07/15/31 (h)	55	57
3.70%, 01/15/39 (h)	50	54
CMS Energy Corporation
3.00%, 05/15/26	100	104
Duke Energy Progress, LLC
3.70%, 10/15/46	100	113
Enel Finance International N.V.
1.88%, 07/12/28 (h)	200	195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Eversource Energy
3.30%, 01/15/28	100	107
FirstEnergy Corp.
7.38%, 11/15/31	225	304
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (h)	250	266
NiSource Finance Corp.
3.95%, 03/30/48	150	169
Pacific Gas And Electric Company
2.10%, 08/01/27	135	131
San Diego Gas & Electric Company
4.10%, 06/15/49	425	502
State Grid Overseas Investment Limited
3.75%, 05/02/23 (h)	400	414
Virginia Electric and Power Company
4.00%, 01/15/43	275	316
Vistra Operations Company LLC
3.55%, 07/15/24 (h)	140	144
		3,091
Materials 0.5%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (h)	200	213
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (h)	305	309
CVR Partners, LP
6.13%, 06/15/28 (h)	315	333
GrafTech Finance Inc.
4.63%, 12/15/28 (h)	285	290
IAMGOLD Corporation
5.75%, 10/15/28 (h)	230	227
Legacy Vulcan Corp.
4.50%, 06/15/47	100	123
Nucor Corporation
3.95%, 05/01/28	250	276
Polar US Borrower, LLC
6.75%, 05/15/26 (h)	210	206
Scih Salt Holdings Inc.
6.63%, 05/01/29 (c) (h)	340	320
Taseko Mines Limited
7.00%, 02/15/26 (h)	90	94
Venator Materials Corporation
5.75%, 07/15/25 (c) (h)	284	272
		2,678
Total Corporate Bonds And Notes (cost $76,509)		78,994
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.6%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	358	362
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (g)	157	156
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	56	56
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (g)	183	183
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (g)	54	54
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	420
Series 2018-A-2A, 4.00%, 03/20/24	395	417
Series 2019-B-2A, 3.55%, 09/20/24	165	172
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	155	155
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 2.25%, (1 Month USD LIBOR + 2.14%), 10/15/25 (g)	265	266
BFLD Trust
Series 2019-C-DPLO, REMIC, 1.65%, (1 Month USD LIBOR + 1.54%), 10/16/34 (g)	215	213
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	51	53
BX Trust 2021-LGCY
Series 2021-C-LGCY, 1.09%, 10/15/36 (g)	295	292
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	128
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	200
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	155
CIFC Funding 2021-III Ltd
Series 2021-A-3A, 1.29%, (3 Month USD LIBOR + 1.14%), 07/15/36 (g)	250	250
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.52%, 05/12/23 (g)	100	101
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	265
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	28	28
COLT Funding LLC
Series 2021-A1-6, REMIC, 1.91%, 11/25/61 (g)	205	205
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	116
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.61%, 01/12/24 (g)	405	417
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	418
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (g)	84	83
Driven Brands Funding LLC
Series 2019-A2-1A, 4.64%, 04/22/26	126	133
Series 2020-A2-1A, 3.79%, 07/20/50	84	86
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 1.28%, (3 Month USD LIBOR + 1.12%), 05/22/34 (g)	250	250
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (g)	35	35
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (g)	80	79
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	95	94
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 1.49%, (1 Month USD LIBOR + 1.38%), 07/17/23 (g)	129	129
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	169
FREMF Mortgage Trust
Series 2021-M2-DNA6, REMIC, 1.55%, (SOFR 30-Day Average + 1.50%), 10/25/41 (g)	115	115
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (g)	22	22
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (g)	150	152
Great Wolf Trust 2019-WOLF
Series 2019-D-WOLF, REMIC, 2.04%, (1 Month USD LIBOR + 1.93%), 12/15/36 (g) (k)	95	94
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 3.00%, 11/25/41	102	103
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (g)	273	276
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	444
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	116
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-A-609M, REMIC, 1.46%, 10/17/22 (g)	250	250
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (g)	155	161
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 1.21%, (1 Month USD LIBOR + 1.10%), 04/15/26 (g)	360	359

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
MHC Trust 2021-MHC2
Series 2021-D-MHC2, 1.61%, (1 Month USD LIBOR + 1.50%), 05/15/23 (g)	155	152
Mill City Mortgage Loan Trust
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (g)	141	144
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	230
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	91	90
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	49	49
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	118	119
Series 2019-A-GA, 2.40%, 05/15/28	43	43
Series 2019-A2-CA, 3.13%, 07/15/28	136	138
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 03/15/28	63	62
Nelnet Student Loan Trust
Series 2021-AFX-CA, 1.32%, 04/20/62	354	349
Series 2020-A-1A, 0.84%, (1 Month USD LIBOR + 0.74%), 03/26/68 (g)	82	83
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 1.70%, (1 Month USD LIBOR + 1.59%), 04/15/32 (g)	300	296
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (g)	99	99
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	40	40
NYO Commercial Mortgage Trust 2021-1290
Series 2021-C-1290, REMIC, 2.09%, (1 Month USD LIBOR + 2.00%), 12/15/38 (g)	380	377
OBX Trust
Series 2019-2A2-EXP3, REMIC, 1.20%, (1 Month USD LIBOR + 1.10%), 09/25/59 (g)	27	27
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (g)	37	38
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	85	86
Series 2020-2A2-EXP1, REMIC, 1.05%, (1 Month USD LIBOR + 0.95%), 01/26/60 (g)	31	31
Palmer Square CLO Ltd
Series 2021-A-2A, 1.27%, (3 Month USD LIBOR + 1.15%), 07/17/34 (g)	255	255
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.23%, 11/25/36 (g)	244	248
PSMC Trust
Series 2021-A3-2, REMIC, 2.50%, 05/25/51 (g)	233	235
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	272
ServiceMaster Funding LLC
Series 2021-A2I-1, 2.87%, 07/30/28	175	173
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 1.61%, (1 Month USD LIBOR + 1.50%), 05/15/28 (g)	155	155
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 06/16/31 (g) (k)	380	377
SMB Private Education Loan Trust
Series 2020-A2A-A, 2.23%, 09/15/37	94	95
SMB Private Education Loan Trust 2015-B
Series 2015-A3-B, 1.86%, (1 Month USD LIBOR + 1.75%), 05/17/32 (g)	200	202
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 1.56%, (1 Month USD LIBOR + 1.45%), 08/15/25 (g)	163	165
SMB Private Education Loan Trust 2019-A
Series 2019-A2B-A, 0.98%, (1 Month USD LIBOR + 0.87%), 07/15/36 (g)	81	81
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	300	291
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (g)	18	18
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (g)	136	137
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (g)	74	74
Starwood Mortgage Residential Trust 2021-2
Series 2021-A2-2, REMIC, 1.34%, 05/25/23	64	64
Towd Point Mortgage Trust
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	151	153
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (g)	135	137
Verizon Owner Trust
Series 2018-C-A, 3.55%, 04/20/23	300	300
Verus Securitization Trust
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	202
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (g) (k)	114	115
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (g)	89	89
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (g)	374	374
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (g)	22	22
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	116
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	121
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,074)		15,156
PREFERRED STOCKS 0.5%
Health Care 0.4%
Roche Holding AG	5	2,084
Utilities 0.1%
NextEra Energy, Inc., 5.28%, 03/01/23 (i)	1	38
The AES Corporation, 6.88%, 02/15/24 (i)	1	88
The Southern Company, 6.75%, 08/01/22 (i)	2	123
		249
Communication Services 0.0%
Telecom Italia SpA	482	229
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (m)	12	118
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	7	111
Total Preferred Stocks (cost $2,012)		2,791
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Consumer Discretionary 0.1%
KNS Acquisition Corp.
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (g)	283	277
Staples, Inc.
7 Year Term Loan, 5.13%, (3 Month USD LIBOR + 5.00%), 04/05/26 (g)	273	263
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (g)	185	185
		725
Industrials 0.1%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (g)	245	253
Tutor Perini Corporation
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (g)	247	247
		500
Consumer Staples 0.1%
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (g)	279	278
Total Senior Floating Rate Instruments (cost $1,507)		1,503

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 6.1%
Investment Companies 5.2%
T. Rowe Price Government Reserve Fund, 0.06% (n) (o)	29,664	29,664
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund, 0.03% (n) (o)	4,991	4,991
Total Short Term Investments (cost $34,655)		34,655
Total Investments 103.5% (cost $492,665)		589,121
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (3.5)%		(19,857)
Total Net Assets 100.0%		569,271

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2021.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $18,618.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $34,945 and 6.1% of the Fund.

(i) Convertible security.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.7%
United Kingdom	4.6
Japan	4.3
France	2.3
Switzerland	2.1
Germany	2.1
Netherlands	1.7
Canada	1.5
Australia	1.4
Ireland	0.7
Norway	0.6
Sweden	0.5
Singapore	0.5
Taiwan	0.5
Italy	0.5
China	0.4
South Korea	0.4
Finland	0.4
Hong Kong	0.2
Chile	0.2
Cayman Islands	0.2
Belgium	0.1
Mexico	0.1
Denmark	0.1
Spain	0.1
Luxembourg	0.1
Austria	0.1
Bermuda	0.1
Saudi Arabia	0.1
India	0.1
Jersey	0.1
Panama	0.1
Brazil	0.1
Virgin Islands (British)	—
Russian Federation	—
Israel	—
Portugal	—
Kazakhstan	—
South Africa	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	398	409	0.1
Amadeus IT Group SA	03/19/20	280	383	0.1
Bridgepoint Group PLC	07/21/21	250	324	0.1
Cellnex Telecom, S.A.	05/27/21	22	20	—
China Resources Mixc Lifestyle Services Limited	12/03/20	12	11	—
Covestro AG	03/25/20	419	458	0.1
Delivery Hero SE	07/01/21	123	95	—
Digital Core REIT Management Pte Ltd	11/29/21	23	26	—
Knorr - Bremse Aktiengesellschaft	10/11/18	281	293	—
Kojamo Oyj	08/14/18	22	38	—
Samsonite International S.A.	02/14/19	200	226	—
Siemens Healthineers AG	08/14/18	529	909	0.2
TE Connectivity Ltd.	09/17/20	99	134	—
Zalando SE	08/14/18	339	573	0.1
		2,997	3,899	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	3	March 2022	392	—	(1)
United States 2 Year Note	21	April 2022	4,590	1	(9)
United States 5 Year Note	32	April 2022	3,875	2	(4)
United States Long Bond	2	March 2022	322	1	(1)
				4	(15)
Short Contracts
United States 10 Year Ultra Bond	(1)	March 2022	(147)	—	1

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.37 (Q)	1.00	12/20/26	(4,000)	98	1	1

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	01/21/22	AUD	24	18	1
CAD/USD	SSB	01/21/22	CAD	22	17	—
EUR/USD	SSB	02/25/22	EUR	65	73	—
GBP/USD	GSC	02/25/22	GBP	13	17	—
NOK/USD	SSB	01/21/22	NOK	156	18	—
NZD/USD	SSB	01/21/22	NZD	25	17	—
USD/AUD	SSB	01/21/22	AUD	(24)	(18)	—
USD/CAD	SSB	01/21/22	CAD	(22)	(18)	—
USD/EUR	SSB	02/25/22	EUR	(8)	(9)	—
USD/GBP	SSB	01/05/22	GBP	(3)	(4)	—
USD/GBP	CIT	02/25/22	GBP	(6)	(8)	—
USD/GBP	SSB	02/25/22	GBP	(7)	(9)	—
USD/NOK	GSC	01/21/22	NOK	(75)	(8)	—
USD/NOK	SSB	01/21/22	NOK	(81)	(9)	—
USD/NZD	CIT	01/21/22	NZD	(12)	(8)	—
USD/NZD	SSB	01/21/22	NZD	(13)	(9)	—
					60	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	260,590	99,945	—	360,535
Government And Agency Obligations	—	95,487	—	95,487
Corporate Bonds And Notes	—	78,994	—	78,994
Non-U.S. Government Agency Asset-Backed Securities	—	15,156	—	15,156
Preferred Stocks	2,791	—	—	2,791
Senior Floating Rate Instruments	—	1,503	—	1,503
Short Term Investments	34,655	—	—	34,655
	298,036	291,085	—	589,121
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
Centrally Cleared Credit Default Swap Agreements	—	1	—	1
Open Forward Foreign Currency Contracts	—	1	—	1
	1	2	—	3
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
Open Forward Foreign Currency Contracts	—	—	—	—
	(15)	—	—	(15)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 70.4%
Health Care 16.2%
Becton, Dickinson and Company	985	247,670
Danaher Corporation (a)	804	264,618
Hologic Inc. (b)	615	47,112
Humana Inc.	712	330,079
Medtronic Public Limited Company (a)	79	8,173
PerkinElmer Inc.	995	200,083
Thermo Fisher Scientific Inc. (a)	625	417,268
UnitedHealth Group Incorporated (a)	866	434,992
		1,949,995
Information Technology 13.1%
Apple Inc.	642	113,931
Cisco Systems, Inc. (a)	609	38,605
Fiserv, Inc. (a) (b) (c)	305	31,678
FleetCor Technologies Inc. (a) (b)	307	68,678
MasterCard Incorporated - Class A	53	19,080
Microsoft Corporation (a) (c)	2,606	876,618
NXP Semiconductors N.V. (a)	103	23,507
Salesforce.Com, Inc. (b)	683	173,672
TE Connectivity Ltd. (d)	651	104,959
Visa Inc. - Class A (a) (c)	566	122,650
		1,573,378
Consumer Discretionary 10.3%
Amazon.com, Inc. (a) (b) (c)	190	633,361
Hilton Worldwide Holdings Inc. (a) (b) (c)	465	72,580
Marriott International, Inc. - Class A (a) (b)	349	57,611
McDonald's Corporation (a) (c)	108	28,878
Ross Stores Inc. (a) (c)	39	4,411
Yum! Brands, Inc. (a)	3,157	438,391
		1,235,232
Financials 9.2%
Bank of America Corporation (a)	3,997	177,831
CME Group Inc. - Class A (a)	81	18,597
Intercontinental Exchange, Inc. (a)	1,173	160,444
Marsh & McLennan Companies, Inc.	1,714	297,869
The PNC Financial Services Group, Inc. (a)	2,264	454,014
		1,108,755
Industrials 7.3%
Aurora Innovations Inc. - Class A (b) (e)	3,400	38,284
General Electric Company (a)	5,569	526,068
Ingersoll Rand Inc.	1,406	86,989
Lockheed Martin Corporation (a)	55	19,548
Northrop Grumman Systems Corp. (a)	41	16,063
Roper Technologies, Inc.	98	48,029
Teledyne Technologies Inc. (b)	50	21,837
TransUnion	23	2,674
Waste Connections, Inc.	834	113,689
Waste Management, Inc. (a)	26	4,356
		877,537
Communication Services 6.3%
Alphabet Inc. - Class A (a) (b) (c)	95	275,621
Alphabet Inc. - Class C (a) (b) (c)	124	359,549
Facebook, Inc. - Class A (a) (b)	359	120,756
		755,926
Utilities 6.2%
Ameren Corporation	2,397	213,329
American Electric Power Company, Inc. (a)	661	58,819
CMS Energy Corp.	1,924	125,140
Exelon Corporation (a)	2,669	154,145
Public Service Enterprise Group Inc.	2,885	192,504
		743,937
Consumer Staples 1.8%
Keurig Dr Pepper Inc.	4,967	183,086
PepsiCo, Inc. (a)	112	19,490
The Coca-Cola Company (a)	374	22,150
		224,726
Total Common Stocks (cost $6,389,937)		8,469,486
SENIOR FLOATING RATE INSTRUMENTS 10.9%
Financials 3.1%
Acrisure, LLC
2021 Incremental Term Loan B, 3.88%, (3 Month USD LIBOR + 3.75%), 02/15/27 (f)	5,426	5,411
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 05/07/25 (f) (g)	425	420
2018 Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/07/25 (f)	17,660	17,470
Term Loan B, 3.34%, (1 Month USD LIBOR + 3.25%), 05/10/25 (f)	9,502	9,401
2021 Term Loan B4, 0.00%, (3 Month USD LIBOR + 3.50%), 11/06/27 (f) (g)	3,910	3,902
2021 Term Loan B4, 4.00%, (1 Month USD LIBOR + 3.50%), 11/06/27 (f)	28,365	28,309
Eagle Broadband Investments LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 10/19/27 (f) (g)	1,615	1,612
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 10/19/27 (f)	7,636	7,622
Hub International Limited
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/25/25 (f) (g)	34	34
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (f) (g)	3,950	3,946
2018 Term Loan B, 2.85%, (3 Month USD LIBOR + 2.75%), 04/25/25 (f)	394	390
2018 Term Loan B, 2.87%, (3 Month USD LIBOR + 2.75%), 04/25/25 (f)	152,928	151,051
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.25%), 04/25/25 (f)	101,615	101,519
Hyperion Insurance Group Ltd.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 11/12/27 (f) (g)	9,295	9,247
2021 Term Loan B, 4.00%, (1 Month USD LIBOR + 3.25%), 11/12/27 (f)	22,104	21,989
Ryan Specialty Group, LLC
Term Loan, 3.75%, (3 Month USD LIBOR + 3.00%), 07/23/27 (f)	5,566	5,558
		367,881
Information Technology 2.7%
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 09/06/24 (f) (g)	765	764
2017 1st Lien Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 09/06/24 (f)	20,800	20,780
2017 1st Lien Term Loan, 5.50%, (3 Month USD LIBOR + 2.25%), 09/06/24 (f)	290	289
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.50%), 09/19/25 (f)	2,091	2,104
Ascend Learning, LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 11/18/28 (f) (g)	43,075	42,976
2021 2nd Lien Term Loan, 6.25%, (3 Month USD LIBOR + 5.75%), 11/18/29 (f)	6,105	6,115
CoreLogic, Inc.
Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 04/14/28 (f)	22,494	22,449
2nd Lien Term Loan, 7.00%, (1 Month USD LIBOR + 6.50%), 04/13/29 (f)	1,245	1,254
Emerald TopCo Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 07/16/26 (f) (g)	1,675	1,666
Term Loan, 3.63%, (3 Month USD LIBOR + 3.50%), 07/16/26 (f)	24,809	24,677
Press Ganey Holdings, Inc.
2021 Term Loan B, 4.50%, (3 Month USD LIBOR + 3.75%), 07/25/26 (f)	4,126	4,122
Project Boost Purchaser, LLC
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 06/01/26 (f) (g)	175	175
2021 Incremental Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 06/01/26 (f)	3,197	3,194
RealPage, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 02/18/28 (f) (g)	3,205	3,193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
1st Lien Term Loan, 3.75%, (1 Month USD LIBOR + 3.25%), 02/18/28 (f)	30,650	30,540
2nd Lien Term Loan, 7.25%, (1 Month USD LIBOR + 6.50%), 02/17/29 (f)	1,300	1,315
Sophia, L.P.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 10/07/27 (f) (g)	870	869
2021 Term Loan B, 4.00%, (3 Month USD LIBOR + 3.50%), 10/07/27 (f)	6,130	6,125
Ultimate Software Group Inc (The)
Term Loan B, 3.84%, (1 Month USD LIBOR + 3.75%), 04/08/26 (f)	1,847	1,841
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 05/03/26 (f) (g)	9,624	9,566
2021 Term Loan, 3.75%, (3 Month USD LIBOR + 3.25%), 05/03/26 (f)	137,027	136,213
2021 2nd Lien Term Loan, 5.75%, (1 Month USD LIBOR + 5.25%), 05/03/27 (f)	6,435	6,447
		326,674
Health Care 1.7%
ADMI Corp.
2021 Incremental Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.50%), 12/23/27 (f) (g)	375	374
2021 Incremental Term Loan B3, 4.00%, (1 Month USD LIBOR + 3.50%), 12/23/27 (f)	22,676	22,616
2021 Term Loan B2, 3.88%, (1 Month USD LIBOR + 3.38%), 12/31/27 (f)	11,022	10,944
Avantor Funding, Inc.
2021 Term Loan B4, 2.50%, (1 Month USD LIBOR + 2.00%), 11/21/24 (f)	1,240	1,237
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 05/09/25 (f) (g) (h)	785	784
EyeCare Partners, LLC
2020 Term Loan, 3.88%, (3 Month USD LIBOR + 3.75%), 02/05/27 (f)	2,259	2,244
2021 Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.75%), 10/14/28 (f)	488	486
Heartland Dental, LLC
2018 1st Lien Term Loan, 3.59%, (1 Month USD LIBOR + 3.50%), 04/17/25 (f)	46,806	46,299
2021 Incremental Term Loan, 4.10%, (1 Month USD LIBOR + 4.00%), 04/30/25 (f)	3,507	3,499
Medline Borrower, LP
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 09/30/28 (f) (g)	1,635	1,634
USD Term Loan B, 3.75%, (1 Month USD LIBOR + 3.25%), 09/30/28 (f)	71,665	71,633
Pacific Dental Services,LLC
2021 Term Loan, 4.00%, (1 Month USD LIBOR + 3.25%), 04/21/28 (f)	3,027	3,025
Pathway Vet Alliance LLC
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 03/31/27 (f) (g)	665	662
2021 Term Loan, 3.84%, (1 Month USD LIBOR + 3.75%), 03/31/27 (f)	2,105	2,096
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 2.84%, (1 Month USD LIBOR + 2.75%), 02/01/25 (f)	6,806	6,721
2018 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 02/14/25 (f) (g)	2,000	1,986
2018 Incremental Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 02/14/25 (f)	9,940	9,872
Petvet Care Centers, LLC
2021 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.50%), 02/14/25 (f) (g)	343	343
PetVet Care Centers, LLC
2021 Term Loan B3, 4.25%, (1 Month USD LIBOR + 3.50%), 02/14/25 (f)	15,087	15,068
		201,523
Consumer Discretionary 1.6%
Cedar Fair, L.P.
2017 Term Loan B, 1.84%, (1 Month USD LIBOR + 1.75%), 04/28/24 (f)	465	455
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1 Month USD LIBOR + 2.50%), 02/01/24 (f)	43,910	43,837
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.00%, (1 Month USD LIBOR + 2.00%), 11/30/23 (f)	9,483	9,435
IRB Holding Corp
2020 Term Loan B, 3.75%, (6 Month USD LIBOR + 2.75%), 02/05/25 (f)	13,706	13,673
2020 Fourth Amendment Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 11/19/27 (f) (g)	210	210
2020 Fourth Amendment Incremental Term Loan, 4.25%, (3 Month USD LIBOR + 3.25%), 11/19/27 (f)	14,013	13,999
Life Time Fitness Inc
2021 Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 12/31/24 (f)	4,192	4,211
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.34%, (1 Month USD LIBOR + 3.25%), 01/24/27 (f) (h)	19,558	19,314
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3 Month USD LIBOR + 5.25%), 12/31/23 (f)	42,461	44,717
Seaworld Parks & Entertainment, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 08/12/28 (f) (g)	720	716
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 3.50%, (1 Month USD LIBOR + 3.00%), 08/12/28 (f)	10,138	10,087
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 4.75%, (3 Month USD LIBOR + 3.75%), 09/16/27 (f)	25,575	27,014
WOOF Holdings, Inc
1st Lien Term Loan, 4.50%, (3 Month USD LIBOR + 3.75%), 12/16/27 (f)	3,791	3,791
		191,459
Industrials 1.6%
Camelot U.S. Acquisition 1 Co.
2020 Incremental Term Loan B, 4.00%, (1 Month USD LIBOR + 3.00%), 10/30/26 (f)	26,681	26,639
Filtration Group Corporation
2018 1st Lien Term Loan, 3.09%, (1 Month USD LIBOR + 3.00%), 03/27/25 (f)	5,552	5,498
2018 EUR Term Loan, 3.50%, (3 Month EURIBOR + 3.50%), 03/31/25, EUR (f)	10,188	11,548
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 10/19/28 (f) (g)	435	434
2021 Incremental Term Loan, 4.00%, (1 Month USD LIBOR + 3.50%), 10/19/28 (f)	4,564	4,553
Polaris Newco LLC
USD Term Loan B, 4.50%, (3 Month USD LIBOR + 4.00%), 06/03/28 (f)	3,471	3,468
USI, Inc.
2017 Repriced Term Loan, 3.13%, (3 Month USD LIBOR + 3.00%), 05/16/24 (f)	61,561	61,045
2019 Incremental Term Loan B, 0.00%, (3 Month USD LIBOR + 3.25%), 12/02/26 (f) (g)	1	1
2019 Incremental Term Loan B, 3.38%, (3 Month USD LIBOR + 3.25%), 12/02/26 (f)	34,456	34,192
Vertical US Newco Inc
Term Loan B, 4.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (f)	32,045	32,041
Welbilt, Inc.
2018 Term Loan B, 2.59%, (1 Month USD LIBOR + 2.50%), 10/16/25 (f)	8,305	8,267
		187,686
Consumer Staples 0.2%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 4.50%, (3 Month USD LIBOR + 3.75%), 10/02/26 (f)	29,847	29,941
Materials 0.0%
H.B. Fuller Company
2017 Term Loan B, 2.10%, (1 Month USD LIBOR + 2.00%), 10/11/24 (f)	5,465	5,461
Total Senior Floating Rate Instruments (cost $1,306,755)		1,310,625
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 7.0%
Communication Services 2.8%
Altice France
10.50%, 05/15/27 (i)	11,335	12,191
CCO Holdings, LLC
4.00%, 03/01/23 (i)	5,947	5,951
5.13%, 05/01/27 (i)	61,306	63,461
5.00%, 02/01/28 (i)	55,914	57,973
Netflix, Inc.
5.50%, 02/15/22	1,260	1,266
5.88%, 02/15/25 - 11/15/28	74,358	88,083
4.38%, 11/15/26	24,835	27,557
4.88%, 04/15/28	35,852	40,960
6.38%, 05/15/29	22,335	27,839
4.88%, 06/15/30 (i)	970	1,132
Sirius XM Radio Inc.
5.00%, 08/01/27 (i)	12,634	13,141
		339,554
Consumer Discretionary 2.2%
Cedar Fair, L.P.
5.50%, 05/01/25 (i)	11,095	11,531
5.38%, 04/15/27	18,577	19,049
5.25%, 07/15/29 (e)	17,375	17,911
Clarios Global LP
6.75%, 05/15/25 (i)	3,161	3,316
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (i)	790	821
IRB Holding Corp.
6.75%, 02/15/26 (i)	605	617
KFC Holding Co.
4.75%, 06/01/27 (i)	34,000	35,382
Life Time, Inc.
5.75%, 01/15/26 (i)	11,756	12,225
Magnum Management Corporation
6.50%, 10/01/28	11,365	12,127
Marriott International, Inc.
3.13%, 06/15/26	1,925	2,013
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (i)	7,375	7,883
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (i)	6,037	6,325
8.50%, 05/15/27 (i)	8,940	9,478
Shutterfly, LLC
8.50%, 10/01/26 (i)	10,565	10,993
Six Flags Operations Inc.
4.88%, 07/31/24 (i)	42,930	43,388
5.50%, 04/15/27 (e) (i)	30,309	31,388
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (i)	11,562	12,349
Yum! Brands, Inc.
3.88%, 11/01/23	5,450	5,685
7.75%, 04/01/25 (i)	4,050	4,270
4.75%, 01/15/30 (i)	2,015	2,180
6.88%, 11/15/37	3,355	4,252
5.35%, 11/01/43	11,005	12,193
		265,376
Financials 1.0%
Acrisure, LLC
7.00%, 11/15/25 (i)	20,525	20,590
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (i)	1,975	1,981
6.75%, 10/15/27 (i)	4,075	4,228
5.88%, 11/01/29 (i)	1,975	2,011
AmWINS Group, Inc.
4.88%, 06/30/29 (i)	2,995	3,031
HUB International Limited
7.00%, 05/01/26 (i)	56,483	58,033
5.63%, 12/01/29 (i)	3,710	3,820
State Street Corporation
3.80%, (3 Month USD LIBOR + 3.60%), (100, 03/15/22) (e) (f) (j)	2,050	2,067
USIS Merger Sub, Inc.
6.88%, 05/01/25 (i)	19,955	20,173
		115,934
Industrials 0.6%
General Electric Company
3.53%, (3 Month USD LIBOR + 3.33%), (100, 03/15/22) (f) (j)	29,645	29,381
Korn Ferry
4.63%, 12/15/27 (i)	2,020	2,082
Lennox International Inc.
3.00%, 11/15/23	340	350
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,782	2,811
Sensata Technologies B.V.
4.88%, 10/15/23 (i)	2,715	2,862
5.63%, 11/01/24 (i)	670	736
5.00%, 10/01/25 (i)	4,400	4,777
SkyMiles IP Ltd.
4.50%, 10/20/25 (i)	13,040	13,716
4.75%, 10/20/28 (i)	7,255	7,936
Vertical U.S. Newco Inc.
5.25%, 07/15/27 (i)	2,775	2,915
		67,566
Health Care 0.3%
Avantor Funding, Inc.
4.63%, 07/15/28 (i)	9,225	9,694
Heartland Dental LLC
8.50%, 05/01/26 (i)	11,245	11,585
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (i)	10,215	10,860
Teleflex Incorporated
4.63%, 11/15/27	2,185	2,272
Tenet Healthcare Corporation
4.63%, 09/01/24 (i)	3,425	3,508
		37,919
Utilities 0.1%
NiSource Inc.
5.65%, (100, 06/15/23) (j)	6,905	7,104
Information Technology 0.0%
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (i)	5,200	5,241
4.88%, 07/01/29 (i)	1,595	1,620
		6,861
Real Estate 0.0%
SBA Communications Corporation
3.88%, 02/15/27	5,520	5,699
Total Corporate Bonds And Notes (cost $802,287)		846,013
PREFERRED STOCKS 0.6%
Utilities 0.6%
American Electric Power Company, Inc., 6.13%, 03/15/22 (k)	210	10,530
CMS Energy Corporation, 5.88%, 10/15/78	469	12,559
CMS Energy Corporation, 5.88%, 03/01/79	764	20,539
NiSource Inc., 6.50%, (100, 03/15/24) (j)	182	4,945
NiSource Inc., 7.75%, 12/01/23 (k)	137	15,390
SCE Trust IV, 5.38%, (100, 09/15/25) (e) (j)	279	7,002
		70,965
Financials 0.0%
The Charles Schwab Corporation, 5.95%, (100, 03/01/22) (e) (j)	4	102
Total Preferred Stocks (cost $66,556)		71,067
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25	3,342	3,410
Series 2017-A23-1A, 4.12%, 07/26/27	3,614	3,770
Series 2019-A2-1A, 3.67%, 10/25/29 (i)	2,889	3,042
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	12	12
US Airways, Inc.
Series 2012-PTT-2A, 4.63%, 06/03/25	251	249

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Series 2013-A-1, 3.95%, 11/15/25	150	150
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,242)		10,633
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (l)	139	1,354
Total Investment Companies (cost $1,410)		1,354
SHORT TERM INVESTMENTS 12.9%
Investment Companies 12.8%
JNL Government Money Market Fund, 0.01% (l) (m)	18,681	18,681
T. Rowe Price Government Reserve Fund, 0.06% (l) (m)	1,520,019	1,520,019
		1,538,700
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund, 0.03% (l) (m)	8,048	8,048
Total Short Term Investments (cost $1,546,748)		1,546,748
Total Investments 101.9% (cost $10,123,935)		12,255,926
Other Derivative Instruments (1.6)%		(187,303)
Other Assets and Liabilities, Net (0.3)%		(44,739)
Total Net Assets 100.0%		12,023,884

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of December 31, 2021.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after December 31, 2021. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $540,436 and 4.5% of the Fund.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Convertible security.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/T. Rowe Price Capital Appreciation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,293	53	—	53	—	8	1,354	—

JNL/T. Rowe Price Capital Appreciation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/05/20	66,051	104,959	0.9

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	GSC	Call	1,800.00	01/21/22	85	(9,313)
Alphabet Inc.	GSC	Call	1,780.00	01/21/22	85	(9,486)
Alphabet Inc.	GSC	Call	1,760.00	01/21/22	85	(9,655)
Alphabet Inc.	GSC	Call	2,000.00	06/17/22	26	(2,390)
Alphabet Inc.	GSC	Call	2,100.00	06/17/22	26	(2,148)
Alphabet Inc.	GSC	Call	1,980.00	06/17/22	26	(2,440)
Alphabet Inc.	GSC	Call	1,960.00	09/16/22	26	(2,544)
Alphabet Inc.	GSC	Call	2,100.00	09/16/22	26	(2,214)
Alphabet Inc.	GSC	Call	1,980.00	09/16/22	26	(2,496)
Alphabet Inc.	GSC	Call	2,000.00	09/16/22	26	(2,454)
Alphabet Inc.	GSC	Call	3,300.00	01/20/23	27	(471)
Alphabet Inc.	GSC	Call	3,200.00	01/20/23	26	(543)
Alphabet Inc.	GSC	Call	3,500.00	01/20/23	27	(333)
Alphabet Inc.	GSC	Call	3,400.00	01/20/23	27	(400)
Alphabet Inc.	SIG	Call	2,650.00	06/17/22	10	(363)
Alphabet Inc.	SIG	Call	2,550.00	06/17/22	9	(393)
Alphabet Inc.	SIG	Call	2,600.00	06/17/22	10	(399)
Alphabet Inc.	SIG	Call	2,500.00	09/16/22	6	(313)
Alphabet Inc.	SIG	Call	2,450.00	09/16/22	6	(336)
Alphabet Inc.	SIG	Call	2,600.00	09/16/22	7	(316)
Alphabet Inc.	SIG	Call	2,550.00	09/16/22	7	(341)
Amazon.com, Inc.	CCI	Call	4,100.00	01/21/22	25	(2)
Amazon.com, Inc.	CCI	Call	4,300.00	01/21/22	25	(1)
Amazon.com, Inc.	CCI	Call	4,200.00	01/21/22	25	(2)
Amazon.com, Inc.	CCI	Call	4,000.00	01/21/22	24	(3)
Amazon.com, Inc.	CGM	Call	4,500.00	01/20/23	14	(134)
Amazon.com, Inc.	CGM	Call	5,000.00	01/20/23	16	(80)
Amazon.com, Inc.	CGM	Call	5,100.00	01/20/23	16	(74)
Amazon.com, Inc.	CGM	Call	4,900.00	01/20/23	16	(91)
Amazon.com, Inc.	CGM	Call	4,800.00	01/20/23	15	(101)
Amazon.com, Inc.	CGM	Call	4,700.00	01/20/23	14	(104)
Amazon.com, Inc.	CGM	Call	4,600.00	01/20/23	14	(117)
Amazon.com, Inc.	CSI	Call	4,000.00	01/21/22	38	(6)
Amazon.com, Inc.	CSI	Call	3,900.00	01/21/22	38	(7)
Amazon.com, Inc.	CSI	Call	3,800.00	01/21/22	38	(10)
Amazon.com, Inc.	GSC	Call	4,500.00	01/20/23	14	(134)
Amazon.com, Inc.	GSC	Call	4,400.00	01/20/23	14	(153)
Amazon.com, Inc.	GSC	Call	4,000.00	01/20/23	14	(256)
Amazon.com, Inc.	GSC	Call	4,100.00	01/20/23	14	(224)
Amazon.com, Inc.	GSC	Call	4,300.00	01/20/23	14	(178)
Amazon.com, Inc.	GSC	Call	4,200.00	01/20/23	14	(200)
Amazon.com, Inc.	RBC	Call	4,200.00	01/21/22	16	(1)
Amazon.com, Inc.	RBC	Call	3,900.00	01/21/22	17	(3)
Amazon.com, Inc.	RBC	Call	4,300.00	01/21/22	17	(1)
Amazon.com, Inc.	RBC	Call	4,100.00	01/21/22	16	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Amazon.com, Inc.	RBC	Call	4,000.00	01/21/22	16	(2)
American Electric Power Company, Inc.	JPM	Call	95.00	01/21/22	1,883	(8)
American Electric Power Company, Inc.	JPM	Call	97.50	01/21/22	667	(1)
American Electric Power Company, Inc.	JPM	Call	100.00	01/21/22	667	—
American Electric Power Company, Inc.	JPM	Call	90.00	01/21/22	1,535	(115)
Bank of America Corporation	CSI	Call	40.00	01/21/22	1,314	(610)
Bank of America Corporation	CSI	Call	45.00	01/21/22	1,315	(114)
Bank of America Corporation	CSI	Call	35.00	01/21/22	5,084	(4,804)
Bank of America Corporation	CSI	Call	50.00	01/20/23	2,442	(664)
Bank of America Corporation	CSI	Call	45.00	01/20/23	9,818	(4,516)
Bank of America Corporation	JPM	Call	50.00	01/20/23	2,791	(759)
Bank of America Corporation	JPM	Call	45.00	01/20/23	5,580	(2,567)
Bank of America Corporation	RBC	Call	37.00	01/21/22	3,846	(2,904)
Cisco Systems, Inc.	JPM	Call	50.00	01/21/22	1,986	(2,661)
Cisco Systems, Inc.	JPM	Call	47.50	01/21/22	1,987	(3,140)
Cisco Systems, Inc.	JPM	Call	45.00	01/21/22	1,987	(3,686)
CME Group Inc.	JPM	Call	230.00	01/21/22	385	(131)
CME Group Inc.	JPM	Call	220.00	01/21/22	385	(400)
Danaher Corporation	CSI	Call	290.00	01/21/22	134	(532)
Danaher Corporation	CSI	Call	280.00	01/21/22	214	(1,089)
Danaher Corporation	CSI	Call	270.00	01/21/22	80	(489)
Danaher Corporation	JPM	Call	300.00	01/21/22	969	(2,984)
Exelon Corporation	CGM	Call	50.00	01/21/22	667	(524)
Fiserv, Inc.	GSC	Call	135.00	01/21/22	267	—
Fiserv, Inc.	GSC	Call	130.00	01/21/22	267	—
FleetCor Technologies, Inc.	JPM	Call	310.00	01/21/22	67	—
FleetCor Technologies, Inc.	JPM	Call	300.00	01/21/22	100	—
General Electric Company	JPM	Call	15.00	01/21/22	6,442	(6)
General Electric Company	JPM	Call	12.00	01/21/22	6,442	(142)
General Electric Company	SIG	Call	15.00	01/21/22	12,818	(13)
Hilton Worldwide Holdings Inc.	CGM	Call	135.00	01/21/22	261	(570)
Hilton Worldwide Holdings Inc.	CGM	Call	130.00	01/21/22	594	(1,622)
Hilton Worldwide Holdings Inc.	CGM	Call	125.00	01/21/22	333	(1,049)
Hilton Worldwide Holdings Inc.	GSC	Call	140.00	01/21/22	770	(1,294)
Hilton Worldwide Holdings Inc.	GSC	Call	135.00	01/21/22	770	(1,682)
Intercontinental Exchange, Inc.	JPM	Call	135.00	01/21/22	320	(101)
Intercontinental Exchange, Inc.	JPM	Call	130.00	01/21/22	654	(474)
Intercontinental Exchange, Inc.	JPM	Call	125.00	01/21/22	334	(402)
Lockheed Martin Corporation	JPM	Call	375.00	01/21/22	177	(7)
Lockheed Martin Corporation	JPM	Call	360.00	01/21/22	178	(56)
Lockheed Martin Corporation	JPM	Call	340.00	01/21/22	178	(294)
Marriott International, Inc.	CSI	Call	160.00	01/21/22	267	(208)
Marriott International, Inc.	CSI	Call	165.00	01/21/22	196	(84)
Marriott International, Inc.	CSI	Call	170.00	01/21/22	196	(44)
Marriott International, Inc.	CSI	Call	145.00	01/21/22	513	(1,074)
Marriott International, Inc.	CSI	Call	150.00	01/21/22	513	(848)
Marriott International, Inc.	CSI	Call	155.00	01/21/22	267	(302)
McDonald's Corporation	CGM	Call	230.00	01/21/22	158	(607)
McDonald's Corporation	CGM	Call	220.00	01/21/22	128	(625)
McDonald's Corporation	GSC	Call	260.00	01/20/23	319	(833)
McDonald's Corporation	GSC	Call	270.00	01/20/23	319	(665)
McDonald's Corporation	RBC	Call	230.00	01/21/22	128	(492)
Medtronic Public Limited Company	CSI	Call	130.00	01/21/22	257	(1)
Medtronic Public Limited Company	CSI	Call	125.00	01/21/22	258	—
Medtronic Public Limited Company	CSI	Call	115.00	01/21/22	258	(2)
Meta Platforms, Inc.	JPM	Call	400.00	01/21/22	1,695	(31)
Meta Platforms, Inc.	JPM	Call	380.00	01/21/22	228	(11)
Meta Platforms, Inc.	JPM	Call	340.00	01/21/22	240	(174)
Meta Platforms, Inc.	JPM	Call	345.00	01/21/22	240	(128)
Meta Platforms, Inc.	JPM	Call	345.00	09/16/22	134	(467)
Meta Platforms, Inc.	JPM	Call	360.00	09/16/22	134	(386)
Microsoft Corporation	BOA	Call	270.00	01/21/22	200	(1,348)
Microsoft Corporation	BOA	Call	275.00	01/21/22	200	(1,250)
Microsoft Corporation	BOA	Call	280.00	01/21/22	200	(1,149)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Microsoft Corporation	CCI	Call	280.00	01/21/22	1,198	(6,883)
Microsoft Corporation	CGM	Call	350.00	01/20/23	952	(3,118)
Microsoft Corporation	CGM	Call	340.00	01/20/23	952	(3,564)
Microsoft Corporation	CGM	Call	330.00	01/20/23	456	(1,938)
Microsoft Corporation	CGM	Call	360.00	01/20/23	496	(1,379)
Microsoft Corporation	CGM	Call	365.00	01/20/23	349	(925)
Microsoft Corporation	JPM	Call	355.00	01/20/23	503	(1,522)
Microsoft Corporation	JPM	Call	350.00	01/20/23	503	(1,647)
Microsoft Corporation	JPM	Call	360.00	01/20/23	502	(1,396)
Microsoft Corporation	SIG	Call	265.00	01/21/22	331	(2,395)
Microsoft Corporation	SIG	Call	260.00	01/21/22	421	(3,269)
Microsoft Corporation	SIG	Call	255.00	01/21/22	421	(3,433)
Microsoft Corporation	SIG	Call	275.00	01/21/22	330	(2,062)
Microsoft Corporation	SIG	Call	250.00	01/21/22	421	(3,685)
Microsoft Corporation	SIG	Call	270.00	01/21/22	330	(2,225)
Microsoft Corporation	SIG	Call	320.00	01/20/23	484	(2,299)
Microsoft Corporation	SIG	Call	300.00	01/20/23	1,395	(8,398)
Microsoft Corporation	SIG	Call	330.00	01/20/23	484	(2,058)
Microsoft Corporation	SIG	Call	350.00	01/20/23	484	(1,586)
Microsoft Corporation	SIG	Call	340.00	01/20/23	484	(1,812)
Northrop Grumman Corporation	CSI	Call	325.00	01/21/22	204	(1,273)
Northrop Grumman Corporation	CSI	Call	315.00	01/21/22	204	(1,471)
NXP Semiconductors N.V.	JPM	Call	210.00	01/21/22	321	(622)
NXP Semiconductors N.V.	JPM	Call	200.00	01/21/22	321	(915)
NXP Semiconductors N.V.	JPM	Call	195.00	01/21/22	321	(1,052)
PepsiCo, Inc.	SIG	Call	155.00	01/21/22	538	(1,001)
PepsiCo, Inc.	SIG	Call	145.00	01/21/22	538	(1,538)
Ross Stores, Inc.	BOA	Call	135.00	01/21/22	62	—
Ross Stores, Inc.	BOA	Call	140.00	01/21/22	62	—
Ross Stores, Inc.	CSI	Call	130.00	01/21/22	131	—
Ross Stores, Inc.	CSI	Call	135.00	01/21/22	131	—
The Coca-Cola Company	CSI	Call	55.00	01/21/22	1,814	(775)
The Coca-Cola Company	CSI	Call	52.50	01/21/22	1,813	(1,233)
The PNC Financial Services Group, Inc.	CGM	Call	185.00	01/21/22	531	(858)
The PNC Financial Services Group, Inc.	CGM	Call	190.00	01/21/22	274	(319)
The PNC Financial Services Group, Inc.	CGM	Call	175.00	01/21/22	257	(666)
The PNC Financial Services Group, Inc.	CGM	Call	180.00	01/21/22	531	(1,115)
The PNC Financial Services Group, Inc.	CGM	Call	230.00	01/20/23	700	(571)
The PNC Financial Services Group, Inc.	CGM	Call	220.00	01/20/23	700	(763)
Thermo Fisher Scientific Inc.	CGM	Call	600.00	01/21/22	154	(1,125)
Thermo Fisher Scientific Inc.	CGM	Call	580.00	01/21/22	310	(2,808)
Thermo Fisher Scientific Inc.	CGM	Call	560.00	01/21/22	156	(1,724)
UnitedHealth Group Incorporated	CGM	Call	460.00	01/21/22	67	(299)
UnitedHealth Group Incorporated	CGM	Call	470.00	01/21/22	67	(239)
UnitedHealth Group Incorporated	CGM	Call	420.00	01/21/22	129	(1,082)
UnitedHealth Group Incorporated	CGM	Call	400.00	01/21/22	129	(1,337)
UnitedHealth Group Incorporated	CGM	Call	410.00	01/21/22	129	(1,213)
Visa Inc.	CGM	Call	250.00	01/21/22	238	(1)
Visa Inc.	CSI	Call	235.00	01/21/22	443	(13)
Visa Inc.	CSI	Call	230.00	01/21/22	443	(27)
Visa Inc.	CSI	Call	240.00	01/21/22	261	(4)
Visa Inc.	CSI	Call	250.00	01/21/22	374	(2)
Visa Inc.	CSI	Call	245.00	01/21/22	635	(5)
Visa Inc.	CSI	Call	225.00	01/21/22	443	(60)
Visa Inc.	GSC	Call	225.00	01/21/22	492	(67)
Visa Inc.	GSC	Call	250.00	01/21/22	227	(1)
Visa Inc.	GSC	Call	230.00	01/21/22	492	(29)
Visa Inc.	JPM	Call	220.00	01/21/22	376	(105)
Visa Inc.	JPM	Call	225.00	01/21/22	376	(51)
Visa Inc.	JPM	Call	230.00	01/21/22	376	(23)
Waste Management, Inc.	CSI	Call	130.00	01/21/22	261	(979)
Yum! Brands, Inc.	JPM	Call	120.00	01/21/22	1,242	(2,353)
Yum! Brands, Inc.	JPM	Call	125.00	01/21/22	513	(721)
Yum! Brands, Inc.	JPM	Call	105.00	01/21/22	141	(484)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Yum! Brands, Inc.	JPM	Call	110.00	01/21/22	141	(413)
						(187,303)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	8,469,486	—	—	8,469,486
Senior Floating Rate Instruments	—	1,290,527	20,098	1,310,625
Corporate Bonds And Notes	—	846,013	—	846,013
Preferred Stocks	71,067	—	—	71,067
Non-U.S. Government Agency Asset-Backed Securities	—	10,633	—	10,633
Investment Companies	—	1,354	—	1,354
Short Term Investments	1,546,748	—	—	1,546,748
	10,087,301	2,148,527	20,098	12,255,926
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(187,303)	—	(187,303)
	—	(187,303)	—	(187,303)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.4%
Information Technology 38.8%
Advanced Micro Devices, Inc. (a)	965	138,906
Affirm Holdings, Inc. - Class A (a)	172	17,294
Apple Inc.	4,542	806,467
ASML Holding - ADR	252	200,361
Atlassian Corporation PLC - Class A (a)	95	36,261
Avalara, Inc. (a)	220	28,455
Bill.Com Holdings Inc. (a)	45	11,259
Black Knight, Inc. (a)	1,050	86,998
Ceridian HCM Holding Inc. (a)	349	36,435
Datadog, Inc. - Class A (a)	439	78,116
Fiserv, Inc. (a)	1,117	115,969
Global Payments Inc.	488	66,000
HashiCorp, Inc. - Class A (a)	105	9,520
Intuit Inc.	501	322,478
MasterCard Incorporated - Class A	498	178,767
Microsoft Corporation	4,212	1,416,514
Monday.Com Ltd. (a)	44	13,724
MongoDB, Inc. - Class A (a)	185	97,870
NVIDIA Corporation	852	250,491
Paycom Software, Inc. (a)	74	30,754
Paypal Holdings, Inc. (a)	344	64,852
Salesforce.Com, Inc. (a)	675	171,645
SentinelOne, Inc. - Class A (a)	1,158	58,483
ServiceNow, Inc. (a)	284	184,110
Snowflake Inc. - Class A (a)	105	35,569
Spotify Technology S.A. (a)	564	132,112
Square, Inc. - Class A (a)	180	29,000
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	648	77,923
The Trade Desk, Inc. - Class A (a)	616	56,419
Toast, Inc. - Class A (a)	54	1,872
Twilio Inc. - Class A (a)	117	30,942
Uipath, Inc. - Class A (a)	1,532	66,067
Visa Inc. - Class A	972	210,606
Workday, Inc. - Class A (a)	137	37,365
Zoom Video Communications, Inc. - Class A (a)	373	68,548
		5,168,152
Consumer Discretionary 22.5%
Airbnb, Inc. - Class A (a)	405	67,490
Amazon.com, Inc. (a)	381	1,268,986
Carvana Co. - Class A (a)	238	55,234
Chipotle Mexican Grill Inc. (a)	51	88,932
Coupang, Inc. - Class A (a)	1,497	43,993
Doordash, Inc. - Class A (a)	514	76,521
Draftkings Inc. - Class A (a)	783	21,523
Farfetch Ltd - Class A (a)	1,704	56,952
Ferrari N.V.	429	110,922
Las Vegas Sands Corp. (a)	1,003	37,736
Lululemon Athletica Inc. (a)	271	106,007
NIKE, Inc. - Class B	424	70,705
Peloton Interactive, Inc. - Class A (a)	667	23,858
Pinduoduo Inc. - ADR (a)	286	16,656
Rivian Automotive, Inc. - Class A (a)	2,010	208,375
Ross Stores Inc.	1,705	194,843
Tesla Inc. (a)	435	460,144
Wynn Resorts, Limited (a)	948	80,646
		2,989,523
Communication Services 21.8%
Activision Blizzard, Inc.	628	41,771
Alphabet Inc. - Class A (a)	201	583,522
Alphabet Inc. - Class C (a)	174	504,483
Booking Holdings Inc. (a)	37	87,824
Expedia Group, Inc. (a)	359	64,914
Facebook, Inc. - Class A (a)	2,097	705,450
IAC/Interactive Corp. (a)	65	8,477
Kuaishou Technology (a) (b) (c)	141	1,298
Match Group Holdings II, LLC (a)	628	83,049
Meituan Dianping - Class B (a) (c)	915	26,334
Netflix, Inc. (a)	423	255,102
Pinterest, Inc. - Class A (a)	749	27,224
Roblox Corporation - Class A (a)	778	80,301
SEA, Ltd. - Class A - ADR (a)	1,081	241,817
Snap Inc. - Class A (a)	4,037	189,844
Vimeo Holdings, Inc. (a)	297	5,335
		2,906,745
Health Care 8.1%
Align Technology, Inc. (a)	49	31,919
Anthem, Inc.	128	59,179
argenx SE - ADR (a)	88	30,815
AstraZeneca PLC - ADR	1,270	73,968
Avantor, Inc. (a)	1,602	67,491
Cigna Holding Company	249	57,186
Eli Lilly & Co.	519	143,329
HCA Healthcare, Inc.	498	128,024
Humana Inc.	91	42,340
Intuitive Surgical, Inc. (a)	565	202,945
Stryker Corporation	555	148,511
UnitedHealth Group Incorporated	189	95,014
		1,080,721
Industrials 5.0%
Airbus SE (a)	715	91,627
Cintas Corp.	151	66,799
DiDi Global Inc. (a) (d)	246	4,660
FedEx Corporation	429	110,914
Generac Holdings Inc. (a)	231	81,423
Roper Technologies, Inc.	249	122,266
Teledyne Technologies Inc. (a)	254	111,012
TransUnion	693	82,149
		670,850
Financials 2.2%
Afterpay Limited (a)	1,198	73,173
MarketAxess Holdings Inc.	55	22,789
MSCI Inc. - Class A	32	19,877
S&P Global Inc.	160	75,547
Shopify Inc. - Class A (a)	56	77,551
Tradeweb Markets Inc. - Class A	260	25,993
		294,930
Total Common Stocks (cost $7,474,348)		13,110,921
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund, 0.01% (e) (f)	2,000	2,000
T. Rowe Price Government Reserve Fund, 0.06% (e) (f)	207,379	207,379
Total Short Term Investments (cost $209,379)		209,379
Total Investments 100.0% (cost $7,683,727)		13,320,300
Other Assets and Liabilities, Net (0.0)%		(5,258)
Total Net Assets 100.0%		13,315,042

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kuaishou Technology	01/29/21	2,234	1,298	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/T. Rowe Price Established Growth Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan Dianping - Class B	08/25/21	28,328	26,334	0.2
		30,562	27,632	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	12,913,829	197,092	—	13,110,921
Short Term Investments	209,379	—	—	209,379
	13,123,208	197,092	—	13,320,300

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.5%
Health Care 24.8%
Acadia Healthcare Company, Inc. (a)	963	58,454
Agilent Technologies, Inc.	806	128,678
Agilon Health Management, Inc. (a)	318	8,586
Alcon AG	602	52,446
Alkermes Public Limited Company (a)	1,294	30,098
Alnylam Pharmaceuticals, Inc. (a)	286	48,500
argenx SE - ADR (a)	119	41,673
Avantor, Inc. (a)	2,680	112,935
Bruker Corp.	1,409	118,229
Catalent Inc. (a)	1,344	172,072
Cooper Cos. Inc.	234	98,032
Dentsply Sirona Inc.	339	18,913
Doximity, Inc. - Class A (a)	195	9,775
Elanco Animal Health (a)	1,132	32,124
Exact Sciences Corporation (a)	288	22,415
Exelixis, Inc. (a)	517	9,451
Hologic Inc. (a)	2,445	187,189
ICU Medical, Inc. (a)	173	41,060
Incyte Corporation (a)	129	9,469
Ionis Pharmaceuticals Inc. (a)	734	22,336
Kodiak Sciences, Inc. (a)	68	5,765
Molina Healthcare, Inc. (a)	98	31,172
Multiplan Corporation - Class A (a) (b)	3,154	13,972
Neurocrine Biosciences, Inc. (a)	288	24,529
Ortho Clinical Diagnostics Holdings PLC (a)	1,148	24,556
Perrigo Company Public Limited Company	823	32,015
Quidel Corporation (a)	329	44,412
Seagen Inc. (a)	323	49,936
Teleflex Incorporated	401	131,720
Ultragenyx Pharmaceutical Inc. (a)	199	16,734
Veeva Systems Inc. - Class A (a)	274	70,001
West Pharmaceutical Services Inc.	151	70,820
		1,738,067
Information Technology 22.4%
Amphenol Corporation - Class A	524	45,829
Atlassian Corporation PLC - Class A (a)	97	36,985
Bill.Com Holdings Inc. (a)	104	25,912
Black Knight, Inc. (a)	703	58,272
Broadridge Financial Solutions, Inc.	120	21,938
CCC Intelligent Solutions Holdings Inc. (a) (b)	1,024	11,663
Ceridian HCM Holding Inc. (a)	731	76,360
Citrix Systems Inc.	402	38,025
Clear Secure, Inc. - Class A (a)	111	3,489
Cognex Corp.	242	18,818
Corning Incorporated	1,425	53,053
CrowdStrike Holdings, Inc. - Class A (a)	169	34,603
DocuSign, Inc. (a)	346	52,699
Entegris, Inc.	566	78,436
FleetCor Technologies Inc. (a)	321	71,853
Fortinet, Inc. (a)	237	85,178
HashiCorp, Inc. - Class A (a)	11	1,035
Keysight Technologies, Inc. (a)	499	103,048
KLA-Tencor Corp.	242	104,087
Lattice Semiconductor Corp. (a)	227	17,493
Leidos Holdings Inc.	218	19,380
Littelfuse Inc.	40	12,587
Marvell Technology, Inc.	1,945	170,168
Microchip Technology Incorporated	2,095	182,391
National Instruments Corp.	1,156	50,482
nCino, Inc. (a)	157	8,613
Procore Technologies, Inc. (a)	9	720
PTC Inc. (a)	335	40,585
SentinelOne, Inc. - Class A (a) (b)	166	8,381
Skyworks Solutions, Inc.	322	49,955
Spotify Technology S.A. (a)	250	58,507
The Trade Desk, Inc. - Class A (a)	247	22,635
Thoughtworks Holding, Inc. (a)	198	5,303
Toast, Inc. - Class A (a)	24	841
		1,569,324
Industrials 17.2%
BWXT Government Group, Inc.	794	38,017
Clarivate PLC (a)	3,038	71,454
Colfax Corp. (a)	1,688	77,597
CoStar Group, Inc. (a)	755	59,668
Elance, Inc. (a)	262	8,950
Equifax Inc.	231	67,634
Fortive Corporation	872	66,525
IDEX Corporation	304	71,841
Ingersoll Rand Inc.	2,534	156,779
JB Hunt Transport Services Inc.	580	118,552
LegalZoom.com, Inc. (a) (b)	51	820
Roper Technologies, Inc.	122	60,007
Shoals Technologies LLC - Class A (a)	419	10,182
Southwest Airlines Co. (a)	1,326	56,806
Textron Inc.	2,160	166,752
TransUnion	786	93,204
Verisk Analytics, Inc.	163	37,283
Waste Connections, Inc.	298	40,608
		1,202,679
Consumer Discretionary 13.4%
Aptiv PLC (a)	149	24,578
Bath & Body Works Direct, Inc.	345	24,078
Bright Horizons Family Solutions Inc. (a)	202	25,428
Burlington Stores Inc. (a)	382	111,357
Chipotle Mexican Grill Inc. (a)	38	66,433
Deckers Outdoor Corp. (a)	46	16,850
Dollar Tree Inc. (a)	398	55,927
Domino's Pizza, Inc.	93	52,483
Doordash, Inc. - Class A (a)	65	9,678
Draftkings Inc. - Class A (a)	511	14,037
ETSY, Inc. (a)	218	47,729
Farfetch Ltd - Class A (a)	506	16,916
Five Below, Inc. (a)	118	24,413
Hilton Worldwide Holdings Inc. (a)	728	113,561
Lululemon Athletica Inc. (a)	40	15,658
MGM Resorts International	1,234	55,382
On Holding AG - Class A (a)	67	2,533
O'Reilly Automotive, Inc. (a)	82	57,911
Peloton Interactive, Inc. - Class A (a)	241	8,618
Rivian Automotive, Inc. - Class A (a)	282	29,256
Ross Stores Inc.	336	38,398
Terminix Global Hldgs Inc. (a)	1,138	51,472
Vail Resorts, Inc.	157	51,480
VF Corp.	242	17,719
Warby Parker Inc. - Class A (a)	68	3,166
		935,061
Financials 6.4%
Assurant, Inc.	370	57,668
AXIS Capital Holdings Limited	706	38,456
Cboe Global Markets, Inc.	387	50,465
K.K.R. Co., Inc. - Class A	1,314	97,893
Kemper Corp.	256	15,050
MarketAxess Holdings Inc.	86	35,369
Raymond James Financial Inc.	222	22,289
SoFi Technologies, Inc. (a) (b)	1,439	22,751
Tradeweb Markets Inc. - Class A	803	80,412
Webster Financial Corp.	483	26,971
		447,324
Materials 6.3%
Ardagh Metal Packaging S.A. (a)	878	7,928
Avery Dennison Corporation	315	68,219
Ball Corporation	1,722	165,777
Kirkland Lake Gold Ltd.	231	9,690
Martin Marietta Materials Inc.	98	43,171
Packaging Corporation of America	74	10,075
Reynolds Consumer Products LLC	765	24,021
RPM International Inc.	438	44,238
Sealed Air Corporation	1,008	68,010
		441,129
Consumer Staples 3.3%
Boston Beer Co. Inc. - Class A (a)	60	30,306
Casey's General Stores Inc.	376	74,204

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Dollar General Corporation	375	88,436
Olaplex Holdings, Inc. (a)	360	10,487
Treehouse Foods, Inc. (a)	662	26,831
		230,264
Communication Services 2.3%
IAC/Interactive Corp. (a)	242	31,632
Liberty Media Corporation - Series C (a)	826	52,236
Match Group Holdings II, LLC (a)	196	25,921
Playtika Holding Corp. (a)	642	11,100
Vimeo Holdings, Inc. (a)	748	13,434
Zynga Inc. - Class A (a)	3,872	24,781
		159,104
Utilities 0.3%
Ameren Corporation	18	1,602
Eversource Energy	219	19,925
		21,527
Real Estate 0.1%
eXp World Holdings, Inc.	188	6,334
Total Common Stocks (cost $4,135,252)		6,750,813
SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.5%
JNL Government Money Market Fund, 0.01% (c) (d)	1,776	1,776
T. Rowe Price Government Reserve Fund, 0.06% (c) (d)	238,943	238,943
		240,719
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	36,864	36,864
Total Short Term Investments (cost $277,583)		277,583
Total Investments 100.5% (cost $4,412,835)		7,028,396
Other Assets and Liabilities, Net (0.5)%		(34,687)
Total Net Assets 100.0%		6,993,709

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	6,750,813	—	—	6,750,813
Short Term Investments	277,583	—	—	277,583
	7,028,396	—	—	7,028,396

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 49.5%
Financials 16.8%
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	2,960	3,076
4.50%, 09/15/23	2,120	2,224
4.88%, 01/16/24	2,140	2,276
1.65%, 10/29/24	3,165	3,161
American International Group, Inc.
2.50%, 06/30/25	2,880	2,971
Aon Corporation
2.20%, 11/15/22	835	844
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	3,515	3,536
3.95%, 07/01/24 (a)	690	722
2.88%, 02/15/25 (a)	1,805	1,842
2.13%, 02/21/26 (a)	2,835	2,781
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (b)	4,200	4,183
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,206
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (c)	3,600	3,685
Bank of America Corporation
1.29%, (3 Month USD LIBOR + 1.16%), 01/20/23 (d)	4,025	4,027
0.81%, 10/24/24	1,465	1,455
0.98%, 04/22/25	2,665	2,644
1.73%, 07/22/27	1,885	1,871
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	6,355	6,713
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (a)	2,890	2,930
0.65%, 02/27/24 (a)	2,390	2,362
1.00%, 02/04/25 (a)	2,780	2,736
Barclays PLC
1.70%, 05/12/22 (b)	1,290	1,295
4.34%, 05/16/24 (b)	1,650	1,717
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	3,865	4,040
Boral Finance Pty Limited
3.00%, 11/01/22 (a)	350	354
BPCE
5.70%, 10/22/23 (a)	6,335	6,811
Brighthouse Financial, Inc.
0.60%, 06/28/23 (a)	2,115	2,106
1.00%, 04/12/24 (a)	2,150	2,133
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,577
3.50%, 06/15/23	1,125	1,166
3.90%, 01/29/24	1,295	1,364
Citigroup Inc.
0.98%, 05/01/25	2,205	2,189
3.11%, 04/08/26	2,055	2,155
Citizens Bank, National Association
3.25%, 02/14/22	1,560	1,561
2.65%, 05/26/22	2,145	2,160
CNO Global Funding
1.75%, 10/07/26 (a)	2,075	2,051
Credit Agricole SA
1.14%, (3 Month USD LIBOR + 1.02%), 04/24/23 (a) (b) (d)	1,605	1,620
Credit Suisse Group AG
3.57%, 01/09/23 (a)	2,375	2,376
3.00%, 12/14/23 (a) (d)	1,310	1,331
Credit Suisse Holdings (USA), Inc.
1.00%, 05/05/23	3,145	3,153
Danske Bank A/S
5.00%, 01/12/22 (a)	2,115	2,117
5.38%, 01/12/24 (a)	2,390	2,574
1.23%, 06/22/24 (a)	3,110	3,110
Equitable Financial Life Global Funding
0.50%, 11/17/23 (a)	3,360	3,329
Equitable Holdings, Inc.
3.90%, 04/20/23	1,205	1,249
General Motors Financial Company, Inc.
2.90%, 02/26/25	3,555	3,682
Harley-Davidson Financial Services, Inc.
4.05%, 02/04/22 (a)	2,975	2,983
2.55%, 06/09/22 (a)	1,025	1,030
HSBC Holdings PLC
1.16%, 11/22/24 (b)	1,725	1,720
0.98%, 05/24/25	820	810
1.65%, 04/18/26 (b)	3,965	3,937
2.10%, 06/04/26 (b)	565	568
Imperial Brands Finance PLC
3.75%, 07/21/22 (a) (e)	8,150	8,240
3.50%, 02/11/23 (a) (e)	4,770	4,862
3.13%, 07/26/24 (a) (e)	3,275	3,388
ING Groep N.V.
1.37%, (3 Month USD LIBOR + 1.15%), 03/29/22 (d)	1,920	1,924
JPMorgan Chase & Co.
0.82%, 06/01/25	2,435	2,407
2.08%, 04/22/26	3,900	3,959
0.93%, (SOFR + 0.89%), 04/22/27 (d)	1,540	1,552
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	1,485	1,531
Lincoln National Corporation
4.00%, 09/01/23	655	687
Lloyds Banking Group PLC
1.33%, 06/15/23 (b)	920	922
4.50%, 11/04/24	965	1,039
LSEGA Financing PLC
0.65%, 04/06/24 (a)	3,520	3,466
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	2,015
Mitsubishi UFJ Financial Group Inc
3.22%, 03/07/22	2,890	2,902
0.95%, 07/19/25	4,130	4,083
Mizuho Financial Group (Cayman) Limited
4.20%, 07/18/22 (c)	4,080	4,162
Moody's Corporation
3.75%, 03/24/25	2,275	2,432
Morgan Stanley
4.88%, 11/01/22	1,115	1,153
0.56%, 11/10/23	3,035	3,030
0.53%, 01/25/24	1,815	1,809
0.73%, 04/05/24	2,500	2,492
Nasdaq, Inc.
0.45%, 12/21/22 (e)	1,935	1,932
Nationwide Building Society
3.62%, 04/26/23 (a)	2,665	2,687
NatWest Markets PLC
2.38%, 05/21/23 (a)	2,935	2,992
0.80%, 08/12/24 (a)	1,695	1,668
Panasonic Corporation
2.54%, 07/19/22 (a)	1,760	1,774
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,161
2.95%, 01/30/23	1,465	1,498
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,500	1,487
QNB Finance Ltd
3.50%, 03/28/24 (c)	2,700	2,828
2.63%, 05/12/25 (c)	1,500	1,539
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	2,725	2,804
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (a)	446	465
3.55%, 04/15/24 (a)	860	898
Societe Generale
2.63%, 10/16/24 (a)	315	324

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Standard Chartered PLC
3.95%, 01/11/23 (a)	2,985	3,059
1.28%, (3 Month USD LIBOR + 1.15%), 01/20/23 (a) (d)	2,200	2,201
1.32%, 10/14/23 (a)	1,380	1,382
3.89%, 03/15/24 (a)	370	381
0.99%, 01/12/25 (a)	1,040	1,029
1.21%, 03/23/25 (a)	200	198
1.82%, 11/23/25 (a)	1,085	1,084
State Street Corporation
2.83%, 03/30/23	1,885	1,895
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,573
Svenska Handelsbanken AB
0.55%, 06/11/24 (a)	1,815	1,790
1.42%, 06/11/27 (a)	1,755	1,726
Swedbank AB
1.30%, 06/02/23 (a)	2,290	2,304
0.60%, 09/25/23 (a)	2,620	2,605
Synchrony Financial
3.00%, 06/15/22	880	886
2.85%, 07/25/22	9,755	9,853
4.25%, 08/15/24	4,690	4,966
The Charles Schwab Corporation
4.20%, 03/24/25	2,365	2,572
The Goldman Sachs Group, Inc.
0.63%, 11/17/23	2,250	2,245
0.67%, 03/08/24	1,225	1,220
0.66%, 09/10/24	1,995	1,979
0.93%, 10/21/24	1,285	1,279
3.50%, 04/01/25	2,495	2,640
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	2,280	2,378
Truist Financial Corporation
0.45%, (SOFR + 0.40%), 06/09/25 (d)	1,795	1,789
UBS Group AG
1.01%, 07/30/24 (a) (b)	3,505	3,497
1.49%, 08/10/27 (a) (b)	905	882
UBS Group Funding (Switzerland) AG
1.38%, (3 Month USD LIBOR + 1.22%), 05/23/23 (a) (d)	2,300	2,309
UniCredit S.p.A.
3.75%, 04/12/22 (a)	4,380	4,413
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (a)	1,345	1,362
Wells Fargo & Company
3.50%, 03/08/22	249	250
1.65%, 06/02/24	1,850	1,866
2.19%, 04/30/26	1,780	1,814
REMIC, 4.13%, 08/15/23	775	813
		279,865
Energy 6.4%
Aker BP ASA
3.00%, 01/15/25 (a)	1,880	1,952
APT Pipelines Limited
4.20%, 03/23/25 (a)	3,870	4,140
Baker Hughes Holdings LLC
1.23%, 12/15/23	845	849
Canadian Natural Resources Limited
2.05%, 07/15/25	3,310	3,345
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	4,435	4,909
5.88%, 03/31/25	2,835	3,146
Devon Energy Corporation
8.25%, 08/01/23	1,180	1,287
Diamondback Energy, Inc.
2.88%, 12/01/24	5,930	6,155
4.75%, 05/31/25	2,345	2,569
Enbridge Inc.
0.45%, (SOFR + 0.40%), 02/17/23 (d)	955	955
4.00%, 10/01/23	4,065	4,247
2.50%, 01/15/25	2,760	2,839
Energy Transfer LP
4.25%, 03/15/23	4,050	4,166
4.20%, 09/15/23	575	601
5.88%, 01/15/24	4,795	5,174
4.90%, 02/01/24	1,885	1,999
2.90%, 05/15/25	480	496
Eni S.p.A.
4.00%, 09/12/23 (a)	3,950	4,140
EOG Resources, Inc.
2.63%, 03/15/23	594	604
EQT Corporation
3.00%, 10/01/22	4,250	4,297
Equinor ASA
2.88%, 04/06/25	3,880	4,055
Exxon Mobil Corporation
2.99%, 03/19/25	4,590	4,828
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	1,270	1,285
2.60%, 10/15/25 (a)	940	954
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	290	294
Pioneer Natural Resources Company
0.55%, 05/15/23	1,540	1,534
0.75%, 01/15/24	1,685	1,666
Plains All American Pipeline, L.P.
2.85%, 01/31/23	3,233	3,277
Reliance Industries Limited
5.40%, 02/14/22 (c)	3,600	3,618
Sabine Pass Liquefaction, LLC
5.63%, 04/15/23	4,205	4,400
5.75%, 05/15/24	225	245
Saudi Arabian Oil Company
2.75%, 04/16/22 (a)	4,280	4,308
Schlumberger Canada Limited
1.40%, 09/17/25	695	692
Schlumberger Holdings Corporation
3.75%, 05/01/24 (a)	3,725	3,911
4.00%, 12/21/25 (a)	760	819
Suncor Energy Inc.
2.80%, 05/15/23	3,170	3,244
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	225	229
4.25%, 04/01/24	140	147
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,581
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	3,682
Williams Partners L.P.
3.35%, 08/15/22	1,005	1,013
4.30%, 03/04/24	635	671
		107,323
Consumer Discretionary 4.8%
7-Eleven, Inc.
0.63%, 02/10/23 (a)	920	916
0.80%, 02/10/24 (a)	1,490	1,473
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,087
Brunswick Corporation
0.85%, 08/18/24	2,855	2,812
Daimler Finance North America LLC
1.75%, 03/10/23 (a) (f)	3,440	3,475
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	2,365	2,382
Expedia Group, Inc.
3.60%, 12/15/23 (e)	2,550	2,651
General Motors Company
4.88%, 10/02/23	1,860	1,976
5.40%, 10/02/23	2,230	2,388
Hasbro, Inc.
3.00%, 11/19/24 (e)	4,075	4,251
Hyatt Hotels Corporation
1.30%, 10/01/23 (e)	1,365	1,366
Hyundai Capital America
3.95%, 02/01/22 (a)	1,110	1,112
3.00%, 06/20/22 (a) (f)	2,480	2,503
2.85%, 11/01/22 (a)	1,039	1,055

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
1.15%, 11/10/22 (a)	1,460	1,461
2.38%, 02/10/23 (a)	4,275	4,334
0.80%, 01/08/24 (a)	1,810	1,797
0.88%, 06/14/24 (a)	1,685	1,659
1.00%, 09/17/24 (a)	1,065	1,048
Marriott International, Inc.
2.30%, 01/15/22	235	235
3.13%, 02/15/23	800	814
3.60%, 04/15/24	4,495	4,703
McDonald's Corporation
3.35%, 04/01/23	1,675	1,723
3.30%, 07/01/25	650	690
1.45%, 09/01/25	1,145	1,156
Nissan Motor Acceptance Corporation
2.65%, 07/13/22 (a)	655	660
2.60%, 09/28/22 (a)	3,805	3,845
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	3,245	3,334
Nordstrom, Inc.
2.30%, 04/08/24	390	390
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,388	1,404
QVC, Inc.
4.38%, 03/15/23	8,655	8,945
Ralph Lauren Corporation
1.70%, 06/15/22	450	452
Ross Stores, Inc.
4.60%, 04/15/25	4,860	5,321
0.88%, 04/15/26	1,125	1,092
Stellantis Finance US Inc.
1.71%, 01/29/27 (a)	1,630	1,604
Volkswagen Group of America, Inc.
2.90%, 05/13/22 (a)	760	766
0.75%, 11/23/22 (a)	1,720	1,720
3.13%, 05/12/23 (a)	705	725
0.88%, 11/22/23 (a)	1,655	1,645
		80,970
Health Care 4.7%
AbbVie Inc.
3.45%, 03/15/22	1,380	1,386
3.25%, 10/01/22	425	430
2.90%, 11/06/22	3,782	3,852
3.20%, 11/06/22 - 05/14/26	835	865
2.60%, 11/21/24	8,860	9,194
2.95%, 11/21/26	195	205
Aetna Inc.
2.80%, 06/15/23	1,245	1,275
AmerisourceBergen Corporation
0.74%, 03/15/23	4,790	4,778
AstraZeneca Finance LLC
0.70%, 05/28/24	2,525	2,505
1.20%, 05/28/26	3,530	3,487
AstraZeneca PLC
3.50%, 08/17/23	940	979
Baxalta Incorporated
3.60%, 06/23/22	680	685
Becton, Dickinson and Company
3.36%, 06/06/24	1,473	1,543
3.73%, 12/15/24	257	273
Bristol-Myers Squibb Company
3.25%, 02/20/23	462	474
2.90%, 07/26/24	1,426	1,491
Cardinal Health, Inc.
3.20%, 03/15/23	1,770	1,818
3.08%, 06/15/24	1,445	1,500
3.50%, 11/15/24	2,425	2,558
Cigna Holding Company
3.00%, 07/15/23	1,455	1,497
3.75%, 07/15/23	823	857
0.61%, 03/15/24	875	870
CommonSpirit Health
1.55%, 10/01/25	1,670	1,656
CVS Health Corporation
2.63%, 08/15/24	785	812
2.88%, 06/01/26	1,055	1,103
3.00%, 08/15/26	400	422
EMD Finance LLC
2.95%, 03/19/22 (a)	1,005	1,009
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	3,585	3,584
Humana Inc.
3.15%, 12/01/22	805	819
2.90%, 12/15/22	430	437
0.65%, 08/03/23	1,345	1,339
3.85%, 10/01/24	1,535	1,629
4.50%, 04/01/25	2,190	2,390
1.35%, 02/03/27	675	657
PeaceHealth
1.38%, 11/15/25	470	468
PerkinElmer, Inc.
0.55%, 09/15/23	1,625	1,612
0.85%, 09/15/24	3,095	3,052
Perrigo Finance Unlimited Company
3.90%, 12/15/24	8,490	8,914
Royalty Pharma PLC
0.75%, 09/02/23	1,895	1,881
Thermo Fisher Scientific Inc.
0.80%, 10/18/23	4,320	4,302
		78,608
Utilities 3.9%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,220	2,231
Consorcio Transmantaro S.A.
4.38%, 05/07/23 (c) (f)	2,000	2,067
Edison International
3.13%, 11/15/22	1,330	1,350
2.95%, 03/15/23	1,400	1,422
Enel Finance International N.V.
2.65%, 09/10/24 (a)	3,310	3,410
1.38%, 07/12/26 (a)	2,750	2,684
FirstEnergy Corp.
3.35%, 07/15/22 (e) (g)	2,300	2,314
Hero Asia Investment Limited
1.50%, 11/18/23 (c)	4,500	4,477
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a) (f)	3,519	3,456
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	2,770	2,787
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,420	1,484
Pacific Gas And Electric Company
1.75%, 06/16/22	14,360	14,344
1.20%, (SOFR + 1.15%), 11/14/22 (d)	405	409
3.50%, 06/15/25	2,405	2,491
San Diego Gas & Electric Company
1.91%, 02/01/22	114	114
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (c)	4,100	4,119
Tenaga Nasional Berhad
7.50%, 11/01/25 (c)	2,800	3,340
The AES Corporation
3.30%, 07/15/25 (a)	1,640	1,708
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (a)	2,440	2,647
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	8,135	8,388
		65,242
Communication Services 3.4%
Baidu, Inc.
3.50%, 11/28/22	1,820	1,858
CC Holdings GS V LLC
3.85%, 04/15/23	6,680	6,912
Charter Communications Operating, LLC
4.46%, 07/23/22	9,265	9,393
4.91%, 07/23/25	5,285	5,821
Comcast Corporation
3.70%, 04/15/24	2,415	2,567

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Cox Communications, Inc.
3.15%, 08/15/24 (a)	1,374	1,434
Fox Corporation
3.67%, 01/25/22	2,905	2,911
NBN Co Limited
1.45%, 05/05/26 (a)	4,440	4,366
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (c)	4,100	4,313
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,421
Sky Limited
3.75%, 09/16/24 (a)	5,375	5,727
The Walt Disney Company
1.75%, 01/13/26	565	572
T-Mobile USA, Inc.
3.50%, 04/15/25	2,330	2,471
Verizon Communications Inc.
3.38%, 02/15/25	1,005	1,066
0.85%, 11/20/25	2,560	2,498
1.45%, 03/20/26	3,000	2,986
		56,316
Industrials 3.2%
Air Lease Corporation
3.50%, 01/15/22	1,320	1,321
2.25%, 01/15/23	1,680	1,701
Canadian Pacific Railway Limited
1.35%, 12/02/24	2,945	2,948
1.75%, 12/02/26	1,290	1,296
Carrier Global Corporation
2.24%, 02/15/25	3,470	3,544
DAE Funding LLC
1.55%, 08/01/24 (a)	1,185	1,166
Deere & Company
2.75%, 04/15/25	830	867
Eastern Creation II Investment Holdings Ltd.
1.00%, 09/10/23 (c)	3,125	3,108
1.35%, 10/20/24 (c)	890	880
Equifax Inc.
3.95%, 06/15/23	440	458
GATX Corporation
3.90%, 03/30/23	750	776
Guangzhou Metro Investment Finance Ltd
1.51%, 09/17/25 (c)	3,669	3,595
Honeywell International Inc.
1.35%, 06/01/25	1,935	1,941
Kansas City Southern
3.00%, 05/15/23	2,280	2,333
NTT Finance Corporation
0.37%, 03/03/23 (a)	3,035	3,023
0.58%, 03/01/24 (a)	1,245	1,230
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	2,049
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	1,985	2,030
4.50%, 03/15/23 (a)	1,810	1,869
Picasso Finance Sub, Inc.
2.25%, 06/16/25 (c)	2,172	2,169
Republic Services, Inc.
2.50%, 08/15/24	1,975	2,031
Roper Technologies, Inc.
0.45%, 08/15/22	445	445
3.13%, 11/15/22	3,505	3,552
3.65%, 09/15/23	700	730
2.35%, 09/15/24	825	845
1.00%, 09/15/25	685	669
Siemens Financieringsmaatschappij N.V.
0.65%, 03/11/24 (a)	1,810	1,794
Triton Container International Limited
0.80%, 08/01/23 (a)	3,260	3,229
ZLS Prestigia Ltd
3.63%, 05/01/24	2,290	2,402
		54,001
Information Technology 3.1%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,729
Analog Devices, Inc.
0.30%, (SOFR + 0.25%), 10/01/24 (d)	710	710
2.95%, 04/01/25	620	651
Avnet, Inc.
4.88%, 12/01/22	820	849
CDW LLC
5.50%, 12/01/24	765	836
Fidelity National Information Services, Inc.
0.38%, 03/01/23	3,000	2,986
0.60%, 03/01/24	1,440	1,419
Fiserv, Inc.
3.80%, 10/01/23 (e)	920	962
2.75%, 07/01/24	4,255	4,401
Fortinet, Inc.
1.00%, 03/15/26	1,745	1,691
HCL America Inc.
1.38%, 03/10/26 (a)	4,600	4,488
Marvell Technology, Inc.
4.20%, 06/22/23	2,410	2,511
Microchip Technology Incorporated
2.67%, 09/01/23	2,205	2,254
0.97%, 02/15/24	3,180	3,152
0.98%, 09/01/24 (a)	2,465	2,422
NXP B.V.
4.63%, 06/01/23 (a)	6,810	7,116
4.88%, 03/01/24 (a)	1,630	1,749
2.70%, 05/01/25 (a)	405	417
Oracle Corporation
2.50%, 04/01/25	5,485	5,617
Qorvo, Inc.
1.75%, 12/15/24 (a)	1,120	1,121
Skyworks Solutions, Inc.
0.90%, 06/01/23	775	771
The Western Union Company
2.85%, 01/10/25 (e)	2,469	2,556
VMware, Inc.
0.60%, 08/15/23	1,620	1,609
		52,017
Consumer Staples 1.7%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	2,113
Bunge Limited Finance Corp.
3.00%, 09/25/22 (e)	6,995	7,098
4.35%, 03/15/24	295	314
China Mengniu Dairy Company Limited
1.88%, 06/17/25 (c)	3,803	3,773
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (a)	5,080	5,001
Diageo Capital PLC
1.38%, 09/29/25	1,345	1,341
HPHT Finance (17) Limited
2.75%, 09/11/22 (c)	4,295	4,343
JDE Peet's N.V.
0.80%, 09/24/24 (a)	1,260	1,232
Prosperous Ray Limited
4.63%, 11/12/23 (c)	3,000	3,172
		28,387
Materials 0.9%
ArcelorMittal
3.60%, 07/16/24	920	961
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,626
Ecolab Inc.
1.65%, 02/01/27	880	884
LG Chem, Ltd.
3.25%, 10/15/24 (c)	3,400	3,577
LYB International Finance III, LLC
1.25%, 10/01/25	1,717	1,692
Martin Marietta Materials, Inc.
0.65%, 07/15/23	1,015	1,012

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Nucor Corporation
2.00%, 06/01/25	695	705
POSCO
2.38%, 01/17/23 (a)	3,435	3,478
Westlake Chemical Corporation
0.88%, 08/15/24	425	419
		14,354
Real Estate 0.6%
Crown Castle International Corp.
3.15%, 07/15/23	1,295	1,334
1.05%, 07/15/26	2,800	2,705
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,338
Public Storage, Inc.
0.52%, (SOFR + 0.47%), 04/23/24 (d)	1,235	1,235
Simon Property Group, L.P.
2.00%, 09/13/24	1,030	1,049
3.38%, 10/01/24	1,980	2,083
		9,744
Total Corporate Bonds And Notes (cost $821,950)		826,827
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.8%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 0.98%, (1 Month USD LIBOR + 0.88%), 09/15/34 (d) (g)	1,665	1,663
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,321	1,263
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,558
Series 2017-B-7, 2.54%, 10/17/22	980	994
AmeriCredit Automobile Receivables Trust
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,569
Series 2017-C-3, 2.69%, 06/19/23	49	49
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,359
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,314
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,226
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,938
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,198
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,454
Angel Oak Mortgage Trust 2019-4
Series 2019-A3-4, REMIC, 3.30%, 08/25/23 (d)	469	469
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (d)	1,828	1,823
Angel Oak Mortgage Trust 2020-3
Series 2020-A1-3, REMIC, 1.69%, 06/25/24	1,534	1,536
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	858	855
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (d)	2,337	2,333
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (d)	336	337
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (d)	1,420	1,424
Angel Oak Mortgage Trust LLC 2020-5
Series 2020-A2-5, REMIC, 1.58%, 09/25/24	631	631
Angel Oak Real Estate Investment TRS Trust II
Series 2021-A1-3, REMIC, 1.07%, 06/25/25 (d)	1,355	1,347
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	3,876	3,909
Arbor Realty Commercial Real Estate Notes 2021-FL3
Series 2021-A-FL3, 1.18%, (1 Month USD LIBOR + 1.07%), 08/15/34 (d)	2,640	2,633
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 1.44%, (1 Month USD LIBOR + 1.35%), 11/17/36 (d)	1,860	1,861
Ares LVIII CLO Ltd
Series 2020-A-58A, 1.34%, (3 Month USD LIBOR + 1.22%), 01/25/33 (d)	955	955
Austin Fairmont Hotel Trust 2019-FAIR
Series 2019-A-FAIR, REMIC, 1.16%, (1 Month USD LIBOR + 1.05%), 09/15/32 (d)	1,190	1,189
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-B-1A, 3.70%, 03/20/22	313	314
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,416
Series 2017-A-2A, 2.97%, 03/20/23	2,130	2,174
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,169
Series 2018-C-2A, 4.95%, 03/20/24	800	844
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,749
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,278
Series 2020-A-1A, 2.33%, 08/20/25	990	1,011
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 0.96%, (1 Month USD LIBOR + 0.85%), 09/15/34 (d)	2,400	2,391
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	788	793
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A1-NQM1, REMIC, 1.75%, 09/25/51	3,146	3,157
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, REMIC, 3.50%, 01/28/58 (d)	1,560	1,546
Bayview MSR Opportunity Master Fund Trust 2021-INV
Series 2021-A5-2, REMIC, 2.50%, 05/25/28	2,304	2,340
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (d)	1,357	1,373
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (d)	488	495
Beneria Cowen & Pritzer Collateral Funding Corp
Series 2021-A-330N, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 06/15/23 (d)	1,250	1,247
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (d)	1,033	1,033
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (d)	1,060	1,060
Blackbird Capital Aircraft Lease Securitization Lt
Series 2016-AA-1A, 2.49%, 12/15/24 (g)	1,301	1,301
BlueMountain CLO Ltd
Series 2015-A1R-2A, 1.05%, (3 Month USD LIBOR + 0.93%), 07/19/27 (a) (d)	1,260	1,260
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 1.26%, (1 Month USD LIBOR + 1.15%), 09/15/23 (d)	1,855	1,850
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (d)	2,092	2,098
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	505	520
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 2.01%, (1 Month USD LIBOR + 1.90%), 08/15/23 (d)	820	816
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 1.19%, (1 Month USD LIBOR + 1.08%), 10/15/36 (d)	1,403	1,401
BX Commercial Mortgage Trust 2020-BXLP
Series 2020-C-BXLP, REMIC, 1.23%, (1 Month USD LIBOR + 1.12%), 12/15/36 (d)	1,215	1,212
Series 2020-D-BXLP, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 12/15/36 (d)	1,165	1,161
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 1.51%, (1 Month USD LIBOR + 1.40%), 06/15/23 (d)	1,670	1,661
BX Trust
Series 2018-A-GW, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 05/15/37 (d) (g)	4,875	4,866
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 1.14%, (3 Month USD LIBOR + 1.00%), 07/28/28 (d)	1,006	1,005
CarMax Auto Owner Trust 2019-2
Series 2019-B-2, 3.01%, 04/17/23	3,540	3,627
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,843
Series 2020-C-1, 2.34%, 11/17/25	785	801

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,329
Cedar Funding Ltd
Series 2021-A-14A, 1.22%, (3 Month USD LIBOR + 1.10%), 07/15/33 (d)	3,070	3,070
Cedar Funding VII CLO, Ltd
Series 2018-B-7A, 1.53%, (3 Month USD LIBOR + 1.40%), 01/21/31 (d)	1,000	991
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 1.76%, (1 Month USD LIBOR + 1.65%), 11/17/36 (d)	3,115	3,082
CIFC Funding Ltd
Series 2021-A-4A, 1.17%, (3 Month USD LIBOR + 1.05%), 07/15/33 (d)	905	905
CIFC Funding Ltd.
Series 2014-A1-2RA, 1.17%, (3 Month USD LIBOR + 1.05%), 04/24/30 (d)	1,660	1,660
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,604	1,613
Citigroup Commercial Mortgage Trust
Series 2013-B-375P, REMIC, 3.52%, 05/12/23 (d)	1,980	2,014
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	1,814	1,831
CNH Equipment Trust
Series 2018-B-A, 3.47%, 04/15/22	970	978
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,174
Cold Storage Trust 2020-ICE5
Series 2020-B-ICE5, 1.41%, (1 Month USD LIBOR + 1.30%), 11/17/25 (d)	4,310	4,301
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	295	296
COLT 2021-3 Mortgage Loan Trust
Series 2021-A3-3, REMIC, 1.42%, 09/27/66	1,011	1,005
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (d)	1,535	1,525
COMM 2013-300P Mortgage Trust
Series 2013-A1-300P, REMIC, 4.35%, 08/10/23	1,195	1,239
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.64%, 01/12/24 (d)	1,930	2,024
COMM 2014-CCRE19 Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	2,070	2,181
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	3,003
COMM Mortgage Trust
Series 2014-D-CR19, REMIC, 4.70%, 08/12/24 (d)	760	742
Series 2020-D-CBM, REMIC, 3.63%, 02/12/25	980	969
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/48	2,713	2,722
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, REMIC, 1.54%, (1 Month USD LIBOR + 1.43%), 05/15/36 (d)	2,680	2,672
Series 2019-D-ICE4, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 05/15/36 (d)	1,965	1,958
CSAIL Commercial Mortgage Trust
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	880	890
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	920	927
Series 2020-D-NET, REMIC, 3.83%, 08/15/25	1,970	2,002
Daimler Trucks Retail Trust
Series 2020-A4-1, 1.37%, 06/15/27	3,720	3,744
Deephaven Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.69%, 12/25/23 (d)	450	451
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	570	565
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (d)	741	738
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (d)	816	811
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,603
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 1.22%, (3 Month USD LIBOR + 1.10%), 07/17/34 (d)	2,660	2,654
Eagle RE 2021-2 Ltd
Series 2021-M1A-2, REMIC, 1.60%, (SOFR 30-Day Average + 1.55%), 04/25/34 (d)	1,080	1,081
Elara HGV Timeshare Issuer LLC
Series 2019-A-A, 2.61%, 01/25/34	964	980
Series 2017-A-A, REMIC, 2.69%, 03/25/30	286	290
Ellington Financial Mortgage Trust
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (d)	421	424
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (d)	521	519
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (d)	455	452
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (d)	699	702
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (d)	916	908
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (d)	884	874
Ellington Financial Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.24%, 09/25/66	1,132	1,125
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	804	797
Enterprise Fleet Financing, LLC
Series 2019-A2-1, 2.98%, 02/22/22	150	151
Series 2019-A2-3, REMIC, 2.06%, 02/20/23	710	715
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	1,170	1,162
Extended Stay America Trust 2021-ESH
Series 2021-C-ESH, REMIC, 1.81%, (1 Month USD LIBOR + 1.70%), 07/17/23 (d)	1,965	1,965
Flagstar Mortgage Trust 2019-1
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (d)	430	436
Flagstar Mortgage Trust 2019-1INV
Series 2020-A11-1INV, REMIC, 0.95%, (1 Month USD LIBOR + 0.85%), 08/25/41 (d)	574	574
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-B-FBLU, REMIC, 3.45%, 12/12/24	2,480	2,531
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,396
Ford Credit Floorplan Master Owner Trust A
Series 2020-C-1, 1.42%, 09/15/23	1,955	1,953
FREMF Mortgage Trust
Series 2021-M2-DNA6, REMIC, 1.55%, (SOFR 30-Day Average + 1.50%), 10/25/41 (d)	1,320	1,320
FWD Securitization Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 2.24%, 01/25/50	1,497	1,512
Galton Funding Mortgage Trust
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (d)	177	179
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (d)	264	266
Galton Funding Mortgage Trust 2019-1
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (d)	358	363
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	817
Galton Funding Mortgage Trust 2020-H1
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24 (d)	162	163
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (d)	1,170	1,177
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-A-GCT, REMIC, 0.91%, (1 Month USD LIBOR + 0.80%), 02/15/23 (d)	1,535	1,529
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	588	591
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	1,001
GMF Floorplan Owner Revolving Trust
Series 2020-B-1, 1.03%, 08/15/23	845	840
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 1.14%, (1 Month USD LIBOR + 1.03%), 12/15/36 (d) (g)	3,959	3,952
Series 2019-C-WOLF, REMIC, 1.74%, (1 Month USD LIBOR + 1.63%), 12/15/36 (d) (g)	1,190	1,183

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 06/15/23 (d)	1,720	1,718
GS Mortgage Securities Trust
Series 2014-2A1-EB1A, REMIC, 1.65%, 07/25/44 (d)	38	38
GS Mortgage-Backed Securities Trust 2021-HP1
Series 2021-A6-HP1, REMIC, 2.50%, 01/25/52 (d)	1,331	1,344
GS Mortgage-Backed Securities Trust 2021-NQM1
Series 2021-A1-NQM1, REMIC, 1.02%, 04/25/25 (d)	1,060	1,058
GS Mortgage-Backed Securities Trust 2021-PJ5
Series 2021-A8-PJ5, REMIC, 2.50%, 03/25/28 (d)	3,413	3,451
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25	629	661
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	350	355
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,175	1,205
Homeward Opportunities Fund I Trust
Series 2019-A1-3, REMIC, 2.68%, 11/25/59 (d)	253	253
Homeward Opportunities Fund I Trust 2020-2
Series 2020-A1-2, REMIC, 1.66%, 05/25/65	1,011	1,012
Series 2020-A2-2, REMIC, 2.63%, 05/25/65 (d)	2,250	2,275
Hundred Acre Wood Trust 2021-INV1
Series 2021-A9-INV1, REMIC, 2.50%, 02/25/28 (d)	2,342	2,379
Hyundai Auto Receivables Trust
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,693
Hyundai Auto Receivables Trust 2020-A
Series 2020-A3-A, 1.41%, 11/15/24	1,535	1,546
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (d)	1,406	1,394
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, REMIC, 0.93%, (1 Month USD LIBOR + 0.83%), 03/25/43 (d)	304	304
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (d)	498	504
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, REMIC, 1.46%, (1 Month USD LIBOR + 1.35%), 09/15/22 (d) (g)	3,760	3,713
Series 2019-C-BKWD, REMIC, 1.71%, (1 Month USD LIBOR + 1.60%), 09/15/22 (d) (g)	1,195	1,174
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	633	638
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	2,445	2,579
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2020-B-609M, REMIC, 1.86%, 10/17/22 (d)	2,420	2,414
Series 2020-C-609M, REMIC, 2.26%, 10/17/22 (d)	1,955	1,948
KKR CLO 29 Ltd.
Series A-29A, 1.32%, (3 Month USD LIBOR + 1.20%), 01/15/32 (d)	2,750	2,747
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-C-KDIP, REMIC, 1.11%, (1 Month USD LIBOR + 1.00%), 12/15/25 (d)	765	758
Series 2021-D-KDIP, REMIC, 1.36%, (1 Month USD LIBOR + 1.25%), 12/15/25 (d)	551	545
KNDR Trust
Series 2021-C-KIND, REMIC, 1.84%, (3 Month USD LIBOR + 1.75%), 08/15/26 (d)	2,425	2,410
Kubota Credit Owner Trust 2020-1
Series 2020-A3-1A, 1.96%, 03/15/24	1,401	1,414
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,494
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 1.10%, (3 Month USD LIBOR + 0.97%), 07/28/31 (d)	3,125	3,125
Series 2017-BR-23A, 1.68%, (3 Month USD LIBOR + 1.55%), 07/28/31 (d)	2,005	2,005
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 1.12%, (3 Month USD LIBOR + 0.99%), 04/20/32 (d)	1,715	1,714
Magnetite XVI, Limited
Series 2015-AR-16A, 0.92%, (3 Month USD LIBOR + 0.80%), 01/18/28 (d)	4,899	4,899
Mello Mortgage Capital Acceptance 2021-INV3
Series 2021-A4-INV3, REMIC, 2.50%, 09/25/51 (d)	1,908	1,943
Merit 2020-Hill
Series 2020-B-HILL, REMIC, 1.51%, (1 Month USD LIBOR + 1.40%), 08/17/37 (d)	1,749	1,749
Series 2020-C-HILL, REMIC, 1.81%, (1 Month USD LIBOR + 1.70%), 08/17/37 (d)	797	797
Series 2020-D-HILL, REMIC, 2.46%, (1 Month USD LIBOR + 2.35%), 08/17/37 (d)	1,051	1,051
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	574	585
MF1 2021-FL7 Ltd
Series 2021-A-FL7, 1.19%, (1 Month USD LIBOR + 1.08%), 08/18/26 (d)	1,910	1,903
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (d)	1,143	1,134
MHC Trust 2021-MHC2
Series 2021-B-MHC2, 1.19%, (1 Month USD LIBOR + 1.10%), 05/15/23 (d)	1,670	1,655
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (d)	14	14
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (d)	468	472
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	743
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (d)	255	269
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (d)	955	999
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, REMIC, 3.18%, 11/13/24 (d)	2,330	2,284
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,837
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 3.30%, (1 Month USD LIBOR + 1.80%), 12/15/36 (d)	1,395	1,382
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	527	532
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	841	845
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34	132	135
Series 2017-B-1A, 2.75%, 12/20/34	45	45
Series 2017-C-1A, 2.99%, 12/20/34	123	123
Series 2020-B-1A, 2.73%, 10/20/37	1,495	1,517
Navient Private Education Loan Trust 2020-I
Series 2020-A1A-IA, 1.33%, 04/15/69	1,645	1,620
Navient Private Education Refi Loan Trust
Series 2019-A-GA, 2.40%, 05/15/28	2,129	2,154
Series 2019-A2A-EA, 2.64%, 09/15/28	1,992	2,020
Series 2020-A2A-CA, 2.15%, 03/15/29	5,155	5,201
Series 2020-A2A-A, 2.46%, 11/15/68	1,519	1,538
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	1,427	1,457
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	1,148	1,149
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	613	611
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	753	749
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	799	797
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	2,080	2,058
Navistar Financial Dealer Note Master Owner Trust II
Series 2020-A-1, 1.05%, (1 Month USD LIBOR + 0.95%), 07/25/22 (d)	1,610	1,614
Nelnet Student Loan Trust
Series 2021-AFX-CA, 1.32%, 04/20/62	2,434	2,395
Nelnet, Inc.
Series 2005-A4-4, 0.39%, (3 Month USD LIBOR + 0.18%), 03/22/32 (d)	1,397	1,360
Neuberger Berman Loan Advisers CLO 26 Ltd
Series 2017-BR-26A, 1.55%, (3 Month USD LIBOR + 1.40%), 10/18/30 (d)	2,050	2,050
Neuberger Berman Loan Advisers CLO 40, Ltd.
Series 2021-A-40A, 1.18%, (3 Month USD LIBOR + 1.06%), 04/18/33 (d)	1,245	1,246
Neuberger Berman Loan Advisers CLO Ltd
Series 2019-AR-32A, 1.11%, (3 Month USD LIBOR + 0.99%), 01/20/32 (d)	4,375	4,376
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 1.40%, (1 Month USD LIBOR + 1.29%), 04/15/32 (d)	4,180	4,142
New Residential Mortgage Loan Trust
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (d)	4,102	4,146
Series 2021-A1-NQ1R, REMIC, 0.94%, 01/25/49 (d)	1,732	1,734
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59 (d)	1,065	1,075
New Residential Mortgage Loan Trust 2020-NQM2
Series 2020-A1-NQM2, REMIC, 1.65%, 07/25/25	1,183	1,186
New Residential Mortgage Loan Trust 2021-INV1
Series 2021-A6-INV1, REMIC, 2.50%, 03/25/28 (d)	1,431	1,455
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	1,655	1,664
Nissan Master Owner Trust Receivables
Series 2019-A-A, 0.67%, (1 Month USD LIBOR + 0.56%), 02/15/22 (d)	2,860	2,861
NLT 2021-INV2 Trust
Series 2021-A1-INV2, REMIC, 1.16%, 08/25/56 (d)	4,466	4,433
Series 2021-A3-INV2, REMIC, 1.52%, 08/25/56 (d)	1,146	1,137
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 0.85%, (1 Month USD LIBOR + 0.75%), 02/25/27 (d)	586	587
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (d)	1,243	1,257
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (d)	305	308
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	1,407	1,417
OBX 2021-J1 Trust
Series 2021-A4-J1, REMIC, 2.50%, 03/25/28 (d)	2,590	2,619
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 1.00%, (1 Month USD LIBOR + 0.90%), 07/25/23 (d)	109	109
Series 2019-2A2-EXP2, REMIC, 1.30%, (1 Month USD LIBOR + 1.20%), 07/25/24 (d)	835	835
Series 2019-2A1-EXP3, REMIC, 1.00%, (1 Month USD LIBOR + 0.90%), 09/25/59 (d)	837	837
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (d)	890	905
Series 2020-2A2-EXP1, REMIC, 1.05%, (1 Month USD LIBOR + 0.95%), 01/26/60 (d)	653	654
OCP CLO 2017-13 Ltd
Series 2017-A2R-13A, 1.67%, (3 Month USD LIBOR + 1.55%), 07/15/30 (d)	3,160	3,152
OCP CLO Ltd
Series 2014-A1RR-7A, 1.25%, (3 Month USD LIBOR + 1.12%), 07/20/29 (d)	6,010	6,011
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	1,653	1,643
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 1.06%, (1 Month USD LIBOR + 0.95%), 03/15/23 (d)	3,445	3,413
Series 2021-C-PARK, REMIC, 1.21%, (1 Month USD LIBOR + 1.10%), 03/15/23 (d)	1,840	1,818
Onslow Bay Financial LLC
Series 2021-A1-NQM1, REMIC, 1.07%, 03/25/25 (d)	2,234	2,223
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1AR-3A, 1.24%, (3 Month USD LIBOR + 1.08%), 11/17/31 (d)	2,090	2,089
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,417	1,448
PSMC 2021-1 Trust
Series 2021-A11-1, REMIC, 2.50%, 03/25/51 (d)	3,842	3,877
PSMC Trust
Series 2021-A3-2, REMIC, 2.50%, 05/25/51 (d)	2,879	2,907
Santander Bank, N.A.
Series 2021-B-1A, 1.83%, 12/15/31	640	639
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	890	915
Santander Drive Auto Receivables Trust
Series 2019-C-1, 3.42%, 11/15/22	77	77
Series 2019-D-2, 3.22%, 07/15/25	545	556
Santander Drive Auto Receivables Trust 2020-3
Series 2020-B-3, 0.69%, 07/15/23	2,930	2,933
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	1,875	1,878
Santander Drive Auto Receivables Trust 2021-4
Series 2021-D-4, 1.67%, 07/15/26	2,435	2,415
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,024
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,716
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,543
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,348
Santander Retail Auto Lease Trust 2019-C
Series 2019-A3-C, 1.86%, 02/21/23	2,171	2,179
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,237
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, 1.14%, 04/20/24	4,725	4,673
Santander Retail Auto Lease Trust 2021-C
Series 2021-C-C, 1.11%, 03/20/26	1,510	1,489
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (a)	3,740	3,756
Series 2019-1C-1, 2.84%, 01/15/25	2,020	2,073
Series 2020-2C-1, 1.88%, 01/15/26	730	736
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,190
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (d)	83	84
Sequoia Mortgage Trust
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (d)	119	120
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (d)	78	78
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (d)	240	243
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (d)	479	486
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59 (d)	1,333	1,332
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, 1.38%, 05/25/65	1,434	1,436
Shelter Growth CRE Issuer Ltd
Series 2021-A-FL3, 1.09%, (1 Month USD LIBOR + 1.08%), 09/15/36 (d)	1,365	1,362
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	606	616
Sierra Timeshare Receivables Funding LLC
Series 2017-A-1A, 2.91%, 07/20/24	548	548
Series 2019-A-1A, 3.20%, 01/20/36	383	394

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Series 2019-A-2A, 2.59%, 05/20/36	1,232	1,254
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-A-FUN, REMIC, 1.01%, (1 Month USD LIBOR + 0.90%), 06/16/31 (d) (g)	1,624	1,622
Series 2018-D-FUN, REMIC, 1.96%, (1 Month USD LIBOR + 1.85%), 06/16/31 (d) (g)	1,800	1,769
SLM Student Loan Trust
Series 2010-A-1, 0.50%, (1 Month USD LIBOR + 0.40%), 03/25/25 (d)	1,968	1,957
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.11%, (1 Month USD LIBOR + 1.00%), 04/15/23 (d)	21	21
Series 2018-A2B-B, 0.83%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (d)	3,180	3,179
Series 2014-A3-A, 1.61%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (d)	2,866	2,875
Series 2016-A2B-C, 1.21%, (1 Month USD LIBOR + 1.10%), 09/15/34 (d)	1,537	1,550
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	5,317	5,298
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	773	765
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	3,833	3,792
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, REMIC, 2.61%, 09/25/49 (d)	70	70
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (d)	777	782
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (d)	865	868
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/23	1,232	1,228
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.16%, 08/25/51 (d)	3,839	3,805
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 1.16%, (3 Month USD LIBOR + 1.02%), 01/15/34 (d)	2,730	2,728
Symphony CLO XXVI Ltd
Series 2021-AR-26A, 1.21%, (3 Month USD LIBOR + 1.08%), 04/20/33 (d)	1,290	1,287
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 1.60%, (3 Month USD LIBOR + 1.45%), 10/25/29 (d)	3,330	3,325
Towd Point Mortgage Trust
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (d)	343	346
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (d)	551	557
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (d)	2,147	2,175
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d)	330	337
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (d)	153	154
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (d)	67	67
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (d)	2,120	2,167
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (d)	1,681	1,714
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (d)	907	917
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (d)	753	744
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	706	686
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	738	752
Verizon Owner Trust
Series 2018-C-A, 3.55%, 04/20/23	3,670	3,676
Verus Securitization Trust
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (d) (g)	1,088	1,096
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (d) (g)	1,444	1,453
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (g)	2,494	2,511
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (d)	1,185	1,194
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (g)	204	205
Verus Securitization Trust 2020-2
Series 2020-A1-2, REMIC, 2.23%, 04/25/60 (g)	1,266	1,272
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (g)	603	601
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (d)	971	968
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (d)	579	577
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	808	808
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (d)	1,189	1,179
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (d)	4,186	4,184
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	1,356	1,352
Vista Point Securitization Trust
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	434	436
Vista Point Securitization Trust 2020-1
Series 2020-A1-1, REMIC, 1.76%, 03/25/65 (d)	285	285
Volkswagen Auto Loan Enhanced Trust 2020-1
Series 2020-A4-1, 1.26%, 08/20/26	1,090	1,096
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	912	910
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
Series 2021-A3-RR1, REMIC, 2.50%, 05/25/28	3,176	3,203
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 05/25/50 (d)	244	246
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,420	1,421
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,750
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	1,475	1,547
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	911
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,215	1,215
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,390
ZH Trust 2021-1
Series 2021-A-1, REMIC, 2.25%, 09/19/23	1,430	1,420
Communication Services 0.0%
Crown Communication Inc.
Series 2018-C2023-2, 3.72%, 07/15/23	220	223
Total Non-U.S. Government Agency Asset-Backed Securities (cost $481,575)		481,410
GOVERNMENT AND AGENCY OBLIGATIONS 20.3%
U.S. Treasury Note 14.0%
Treasury, United States Department of
0.13%, 04/30/23 (h)	30,645	30,477
0.13%, 05/15/23 - 08/31/23	160,355	159,069
0.25%, 09/30/23 (f)	12,500	12,412
0.38%, 10/31/23	8,550	8,502
0.50%, 11/30/23 (f)	15,250	15,190
0.75%, 12/31/23	8,360	8,363
		234,013
Mortgage-Backed Securities 3.4%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	504	559
2.00%, (1 Year USD LIBOR + 1.75%), 09/01/33 - 06/01/35 (d)	107	114
2.23%, (1 Year Treasury + 2.18%), 09/01/33 (d)	13	14
6.00%, 09/01/34 - 11/01/37	435	501
2.22%, (1 Year Treasury + 2.11%), 10/01/34 (d)	11	11
2.14%, (1 Year USD LIBOR + 1.89%), 11/01/34 (d)	7	8
2.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (d)	7	7
2.37%, (1 Year Treasury + 2.25%), 11/01/34 - 02/01/35 (d)	29	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
3.00%, 11/01/34	266	281
2.05%, (1 Year USD LIBOR + 1.68%), 01/01/35 (d)	5	5
2.00%, (1 Year USD LIBOR + 1.62%), 02/01/35 (d)	3	3
2.00%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	10	10
2.05%, (1 Year USD LIBOR + 1.68%), 02/01/35 (d)	5	6
2.23%, (1 Year Treasury + 2.11%), 02/01/35 (d)	11	12
2.28%, (1 Year USD LIBOR + 1.90%), 02/01/35 (d)	11	11
2.49%, (1 Year Treasury + 2.37%), 09/01/35 (d)	196	207
1.94%, (1 Year USD LIBOR + 1.69%), 10/01/35 (d)	27	28
1.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (d)	44	46
2.00%, 01/01/36 - 09/01/36	5,784	5,933
1.97%, (1 Year USD LIBOR + 1.60%), 03/01/36 (d)	51	54
7.50%, 06/01/38	269	311
7.00%, 03/01/39	280	328
4.50%, 03/01/49	376	403
4.00%, 12/01/49	646	695
Federal National Mortgage Association, Inc.
5.00%, 05/01/23 - 07/01/41	2,407	2,669
5.50%, 01/01/24 - 12/01/39	3,800	4,321
4.50%, 08/01/24 - 12/01/48	5,399	5,831
3.50%, 11/01/26 - 01/01/46	849	900
3.00%, 09/01/28 - 02/01/35	2,728	2,866
6.50%, 07/01/32 - 12/01/32	207	238
1.95%, (1 Year USD LIBOR + 1.62%), 03/01/33 (d)	1	1
1.55%, (6 Month USD LIBOR + 1.41%), 06/01/33 (d)	5	6
2.34%, (1 Year Treasury + 2.23%), 06/01/33 (d)	85	89
2.28%, (1 Year Treasury + 2.18%), 07/01/33 (d)	4	4
2.34%, (1 Year Treasury + 2.22%), 12/01/33 (d)	70	73
6.00%, 03/01/34 - 02/01/49	3,012	3,476
2.39%, (1 Year Treasury + 2.31%), 04/01/34 (d)	1	1
1.82%, (1 Year USD LIBOR + 1.58%), 10/01/34 (d)	3	3
1.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (d)	2	2
1.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 (d)	16	17
2.42%, (1 Year Treasury + 2.36%), 11/01/34 (d)	80	84
2.00%, (1 Year USD LIBOR + 1.68%), 12/01/34 (d)	8	9
1.89%, (1 Year USD LIBOR + 1.51%), 01/01/35 (d)	14	14
1.93%, (1 Year USD LIBOR + 1.56%), 01/01/35 (d)	9	10
1.96%, (1 Year USD LIBOR + 1.63%), 01/01/35 (d)	3	4
1.97%, (1 Year USD LIBOR + 1.59%), 01/01/35 (d)	12	12
2.01%, (1 Year USD LIBOR + 1.63%), 02/01/35 (d)	7	7
2.32%, (1 Year Treasury + 2.20%), 02/01/35 (d)	14	15
1.73%, (1 Year USD LIBOR + 1.36%), 03/01/35 (d)	7	8
1.95%, (1 Year Treasury + 1.82%), 04/01/35 (d)	63	66
2.18%, (1 Year USD LIBOR + 1.81%), 04/01/35 (d)	18	18
2.23%, (1 Year USD LIBOR + 1.99%), 04/01/35 (d)	127	133
1.69%, (1 Year USD LIBOR + 1.43%), 05/01/35 (d)	68	71
1.78%, (1 Year USD LIBOR + 1.41%), 05/01/35 (d)	27	28
1.92%, (1 Year USD LIBOR + 1.60%), 05/01/35 (d)	11	12
1.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (d)	49	52
2.42%, (1 Year Treasury + 2.30%), 06/01/35 (d)	79	83
2.18%, (1 Year USD LIBOR + 1.83%), 07/01/35 (d)	36	37
1.50%, (6 Month USD LIBOR + 1.37%), 08/01/35 (d)	111	115
1.87%, (1 Year USD LIBOR + 1.61%), 08/01/35 (d)	65	68
1.73%, (1 Year USD LIBOR + 1.48%), 11/01/35 (d)	110	115
1.94%, (1 Year USD LIBOR + 1.69%), 11/01/35 (d)	13	14
2.06%, (1 Year USD LIBOR + 1.69%), 02/01/36 (d)	37	39
2.17%, (1 Year Treasury + 2.05%), 02/01/36 (d)	70	74
2.02%, (1 Year USD LIBOR + 1.64%), 03/01/36 (d)	66	69
2.11%, (1 Year USD LIBOR + 1.74%), 03/01/36 (d)	43	46
4.00%, 08/01/43 - 12/01/49	1,315	1,416
TBA, 2.00%, 01/15/52 (i)	510	509
TBA, 2.50%, 01/15/52 (i)	1,695	1,731
TBA, 3.00%, 02/15/52 (i)	4,710	4,874
TBA, 4.00%, 02/15/52 (i)	330	351
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,878	1,961
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	1,485	1,608
6.00%, 07/15/36	549	622
4.50%, 09/20/40	284	311
3.50%, 03/20/43 - 08/20/51	4,089	4,302
5.50%, 09/15/45 - 12/20/48	1,622	1,794
4.00%, 09/20/45 - 10/20/50	1,689	1,792
TBA, 3.50%, 01/15/46 (i)	3,601	3,750
3.00%, 09/20/49	186	191
		56,489
Collateralized Mortgage Obligations 1.5%
Fannie Mae Connecticut Avenue Securities
Series 2017-1M2-C01, 3.65%, (1 Month USD LIBOR + 3.55%), 01/25/27 (d)	1,736	1,782
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.10%, (1 Month USD LIBOR + 4.00%), 08/26/24 (d)	358	365
Series 2015-M3-DNA3, REMIC, 4.80%, (1 Month USD LIBOR + 4.70%), 04/25/28 (d)	1,815	1,871
Series 2016-M3-DNA2, REMIC, 4.75%, (1 Month USD LIBOR + 4.65%), 10/25/28 (d)	1,129	1,166
Series 2017-M1-DNA2, REMIC, 1.30%, (1 Month USD LIBOR + 1.20%), 10/25/29 (d)	212	212
Series 2018-M2AS-DNA2, REMIC, 1.05%, (1 Month USD LIBOR + 0.95%), 12/26/30 (d)	2,015	2,010
Series 2021-M1-HQA1, REMIC, 0.75%, (SOFR 30-Day Average + 0.70%), 08/25/33 (d)	1,769	1,768
Series 2021-M1-DNA2, REMIC, 0.85%, (SOFR 30-Day Average + 0.80%), 08/25/33 (d)	1,272	1,272
Series PA-3713, REMIC, 2.00%, 02/15/40	822	834
Series 2021-M1-HQA3, REMIC, 0.90%, (SOFR 30-Day Average + 0.85%), 09/25/41 (d)	1,935	1,934
Series 2021-M2-DNA7, REMIC, 1.85%, (SOFR 30-Day Average + 1.80%), 11/25/41 (d)	895	897
Series 2017-M1-SC02, REMIC, 3.85%, 05/25/47 (d)	177	181
Series 2018-M1-DNA3, REMIC, 0.85%, (1 Month USD LIBOR + 0.75%), 09/25/48 (d)	4	4
Series 2018-M2AS-DNA3, REMIC, 1.00%, (1 Month USD LIBOR + 0.90%), 09/25/48 (d)	3,460	3,455
Series 2020-M1-DNA6, REMIC, 0.95%, (SOFR 30-Day Average + 0.90%), 12/27/50 (d)	191	191
Series 2021-M1-DNA1, REMIC, 0.70%, (SOFR 30-Day Average + 0.65%), 01/25/51 (d)	271	271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc.
Series 2017-2ED3-C02, 1.45%, (1 Month USD LIBOR + 1.35%), 09/25/29 (d)	93	93
Series 2017-2ED2-C04, REMIC, 1.20%, (1 Month USD LIBOR + 1.10%), 11/26/29 (d)	1,014	1,015
Series 2017-1ED3-C05, REMIC, 1.30%, (1 Month USD LIBOR + 1.20%), 01/25/30 (d)	1,009	1,008
Series 2018-1ED2-C01, REMIC, 0.95%, (1 Month USD LIBOR + 0.85%), 07/25/30 (d)	1,581	1,581
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M2-HRP2, REMIC, 1.35%, (1 Month USD LIBOR + 1.25%), 02/25/47 (d)	1,149	1,151
Series 2018-M1-HQA2, REMIC, 0.85%, (1 Month USD LIBOR + 0.75%), 10/26/48 (d)	207	207
Series 2019-M2-HRP1, REMIC, 1.50%, (1 Month USD LIBOR + 1.40%), 02/25/49 (d)	1,446	1,451
		24,719
Municipal 0.9%
Chicago Transit Authority
1.71%, 12/01/22	85	86
1.84%, 12/01/23	80	81
2.06%, 12/01/24	235	238
Connecticut, State of
2.00%, 07/01/23	225	229
2.00%, 07/01/24	570	581
2.10%, 07/01/25	380	388
Dallas/Fort Worth International Airport
1.33%, 11/01/25	495	493
Florida Department of Management Services
1.26%, 07/01/25	3,310	3,294
Golden State Tobacco Securitization Corporation
1.34%, 06/01/23	1,255	1,257
1.71%, 06/01/24	1,770	1,777
Houston, City of
0.88%, 07/01/22	175	175
1.05%, 07/01/23	295	296
1.27%, 07/01/24	980	983
Illinois, State of
2.25%, 10/01/22	4,095	4,134
Long Island Power Authority
0.76%, 03/01/23	725	726
		14,738
U.S. Treasury Inflation Indexed Securities 0.5%
Treasury, United States Department of
0.63%, 04/15/23 (j)	8,134	8,502
Total Government And Agency Obligations (cost $338,943)		338,461
SHORT TERM INVESTMENTS 2.9%
Investment Companies 1.7%
JNL Government Money Market Fund, 0.01% (k) (l)	7,609	7,609
T. Rowe Price Government Reserve Fund, 0.06% (k) (l)	21,546	21,546
		29,155
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund, 0.03% (k) (l)	19,376	19,376
Total Short Term Investments (cost $48,531)		48,531
Total Investments 101.5% (cost $1,690,999)		1,695,229
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (1.5)%		(24,812)
Total Net Assets 100.0%		1,670,425

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $280,383 and 16.8% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(f) All or a portion of the security was on loan as of December 31, 2021.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $11,214.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Summary of Investments by Country^	Total Long Term Investments
United States of America	76.8%
Cayman Islands	5.1
United Kingdom	4.2
Ireland	1.6
Netherlands	1.4
Canada	1.2
Virgin Islands (British)	1.0
France	1.0
Japan	1.0
Switzerland	0.8
South Korea	0.6
Australia	0.5
Italy	0.5
Sweden	0.5
Denmark	0.5
Norway	0.4
Germany	0.3
Hong Kong	0.3
Saudi Arabia	0.3
Spain	0.3
Singapore	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Summary of Investments by Country^	Total Long Term Investments
Mexico	0.2
India	0.2
Malaysia	0.2
Bermuda	0.2
Chile	0.2
Israel	0.2
Peru	0.1
Luxembourg	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,647	3,685	0.2
China Mengniu Dairy Company Limited, 1.88%, 06/17/25	06/10/20	3,795	3,773	0.2
Consorcio Transmantaro S.A., 4.38%, 05/07/23	08/14/20	2,058	2,067	0.1
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23	09/02/20	3,115	3,108	0.2
Eastern Creation II Investment Holdings Ltd., 1.35%, 10/20/24	10/12/21	890	880	0.1
Guangzhou Metro Investment Finance Ltd, 1.51%, 09/17/25	02/19/21	3,636	3,595	0.2
Hero Asia Investment Limited, 1.50%, 11/18/23	11/10/20	4,491	4,477	0.3
HPHT Finance (17) Limited, 2.75%, 09/11/22	05/08/20	4,325	4,343	0.3
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,615	3,577	0.2
Mizuho Financial Group (Cayman) Limited, 4.20%, 07/18/22	04/08/21	4,156	4,162	0.2
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,355	4,313	0.3
Picasso Finance Sub, Inc., 2.25%, 06/16/25	06/09/20	2,173	2,169	0.1
Prosperous Ray Limited, 4.63%, 11/12/23	10/16/20	3,183	3,172	0.2
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,829	2,828	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,561	1,539	0.1
Reliance Industries Limited, 5.40%, 02/14/22	08/21/20	3,607	3,618	0.2
SinoSing Power Pte. Ltd., 2.25%, 02/20/25	02/12/20	4,104	4,119	0.2
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,411	3,340	0.2
		58,951	58,765	3.5

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,341	April 2022	293,137	63	(569)

Short Contracts
United States 10 Year Note	(1)	March 2022	(130)	—	—
United States 10 Year Ultra Bond	(74)	March 2022	(10,681)	(20)	(155)
United States 5 Year Note	(509)	April 2022	(61,580)	(36)	3
				(56)	(152)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	826,827	—	826,827
Non-U.S. Government Agency Asset-Backed Securities	—	481,410	—	481,410
Government And Agency Obligations	—	338,461	—	338,461
Short Term Investments	48,531	—	—	48,531
	48,531	1,646,698	—	1,695,229
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
	3	—	—	3
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(724)	—	—	(724)
	(724)	—	—	(724)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 88.9%
Energy 16.9%
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	3,635	3,793
5.88%, 06/30/29 (a)	4,325	4,157
CNX Resources Corporation
7.25%, 03/14/27 (a)	4,625	4,904
6.00%, 01/15/29 (a)	2,070	2,153
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	4,840	4,988
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	6,585	7,140
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (a)	7,955	8,265
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	6,650	7,275
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	6,740	7,231
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (a)	5,079	4,756
10.50%, 05/15/27 (a)	3,310	3,339
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	6,795	7,002
NGL Energy Partners LP
7.50%, 11/01/23	2,915	2,892
Occidental Petroleum Corporation
8.50%, 07/15/27	2,780	3,471
6.38%, 09/01/28	3,123	3,703
6.63%, 09/01/30	1,675	2,073
6.13%, 01/01/31	2,285	2,774
6.45%, 09/15/36	1,555	1,983
PDV America, Inc.
9.25%, 08/01/24 (a) (b)	8,490	8,529
SM Energy Company
5.63%, 06/01/25	3,725	3,760
6.63%, 01/15/27	3,585	3,717
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (a)	5,275	5,502
6.00%, 12/31/30 (a)	3,030	3,036
Transocean Pontus Limited
6.13%, 08/01/25 (a)	3,447	3,369
Transocean Proteus Limited
6.25%, 12/01/24 (a)	3,380	3,346
Weatherford International Ltd.
6.50%, 09/15/28 (a)	7,150	7,569
		120,727
Communication Services 15.7%
Audacy Capital Corp.
6.75%, 03/31/29 (a) (b)	7,585	7,411
Avaya, Inc.
6.13%, 09/15/28 (a)	2,935	3,114
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	6,820	7,325
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	6,375	6,760
DISH DBS Corporation
7.38%, 07/01/28	7,155	7,264
DKT Finance ApS
9.38%, 06/17/23 (a)	5,462	5,533
Frontier Communications Holdings, LLC
5.88%, 11/01/29	3,690	3,684
6.00%, 01/15/30 (a)	2,925	2,937
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	725	756
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (a)	5,795	5,970
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	2,727	2,886
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)	7,480	7,156
Millennium Escrow Corporation
6.63%, 08/01/26 (a)	4,005	4,017
Northwest Fiber, LLC
4.75%, 04/30/27 (a)	6,980	6,914
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	6,990	6,999
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	7,315	6,917
Telesat Canada
6.50%, 10/15/27 (a)	13,263	10,278
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,560	7,093
Urban One, Inc.
7.38%, 02/01/28 (a)	8,365	8,622
		111,636
Consumer Discretionary 14.4%
Adtalem Global Education Inc.
5.50%, 03/01/28 (a)	5,930	5,787
Aston Martin Capital Holdings Limited
10.50%, 11/30/25 (a)	8,082	8,872
Carnival Corporation
5.75%, 03/01/27 (a)	9,095	9,093
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (a) (b)	1,820	1,636
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a)	7,155	7,092
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (a)	7,165	7,085
LSF9 Atlantis
7.75%, 02/15/26 (a)	10,480	10,592
Magic Mergeco, Inc.
7.88%, 05/01/29 (a)	6,945	6,847
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)	6,985	6,745
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	6,995	7,422
Staples, Inc.
10.75%, 04/15/27 (a) (b)	4,915	4,630
Studio City Finance Limited
5.00%, 01/15/29 (a)	7,305	6,573
Tenneco Inc.
5.00%, 07/15/26 (b)	4,515	4,362
Wheel Pros, Inc.
6.50%, 05/15/29 (a)	7,065	6,814
White Cap Parent, LLC
8.25%, 03/15/26 (a) (c)	8,670	8,877
		102,427
Financials 10.1%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	3,425	3,812
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (a)	4,040	4,113
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (a) (b)	11,280	9,699
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)	7,270	7,136
EG Global Finance PLC
6.75%, 02/07/25 (a)	7,250	7,304
FirstCash Holdings, Inc.
5.63%, 01/01/30 (a)	5,155	5,258
Ford Motor Credit Company LLC
5.11%, 05/03/29	3,340	3,802
4.00%, 11/13/30	3,425	3,683
GPS Hospitality Holding Company LLC
7.00%, 08/15/28 (a) (b)	2,750	2,492
HUB International Limited
5.63%, 12/01/29 (a)	3,205	3,300
USA Compression Finance Corp.
6.88%, 09/01/27	6,960	7,352
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (a)	13,293	14,282
		72,233

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Consumer Staples 8.2%
Coty Inc.
6.50%, 04/15/26 (a)	10,306	10,623
4.75%, 01/15/29 (a)	6,050	6,155
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (a) (b)	6,397	6,080
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (a)	5,780	5,982
Rite Aid Corporation
7.50%, 07/01/25 (a)	8,840	9,073
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	14,157	13,678
Triton Water Holdings Incorporated
6.25%, 04/01/29 (a)	7,240	7,000
		58,591
Industrials 7.5%
American Airlines, Inc.
11.75%, 07/15/25 (a)	2,630	3,270
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	5,625	5,791
Deluxe Corporation
8.00%, 06/01/29 (a)	6,725	7,030
Granite US Holdings Corporation
11.00%, 10/01/27 (a)	6,575	7,155
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (a)	5,360	5,494
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (a)	4,015	3,985
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	3,645	3,548
Rolls-Royce Plc
5.75%, 10/15/27 (a)	4,115	4,547
Spirit AeroSystems, Inc.
4.60%, 06/15/28	6,995	7,012
Tutor Perini Corporation
6.88%, 05/01/25 (a) (b)	5,435	5,474
		53,306
Materials 6.2%
CVR Partners, LP
6.13%, 06/15/28 (a)	7,595	8,028
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	6,465	6,569
IAMGOLD Corporation
5.75%, 10/15/28 (a)	6,760	6,663
Polar US Borrower, LLC
6.75%, 05/15/26 (a)	5,645	5,539
Scih Salt Holdings Inc.
6.63%, 05/01/29 (a) (b)	8,590	8,080
Taseko Mines Limited
7.00%, 02/15/26 (a)	2,377	2,477
Venator Materials Corporation
5.75%, 07/15/25 (a) (b)	7,270	6,955
		44,311
Health Care 4.6%
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (a)	6,665	6,820
Community Health Systems, Inc.
6.88%, 04/01/28 (a) (b)	7,425	7,341
DaVita Inc.
3.75%, 02/15/31 (a)	6,895	6,725
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	4,840	4,895
Tenet Healthcare Corporation
6.13%, 10/01/28 (a)	4,585	4,845
6.88%, 11/15/31	2,023	2,309
		32,935
Information Technology 3.1%
Commscope Finance LLC
8.25%, 03/01/27 (a)	7,443	7,655
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)	1,890	1,984
Veritas USA Inc.
7.50%, 09/01/25 (a)	5,675	5,891
ViaSat, Inc.
6.50%, 07/15/28 (a)	6,725	6,739
		22,269
Real Estate 2.2%
Brookfield Property REIT Inc.
5.75%, 05/15/26 (a) (b)	5,090	5,281
Service Properties Trust
4.95%, 02/15/27	2,815	2,728
3.95%, 01/15/28	8,356	7,677
		15,686
Total Corporate Bonds And Notes (cost $629,700)		634,121
SENIOR FLOATING RATE INSTRUMENTS 5.6%
Consumer Discretionary 2.7%
KNS Acquisition Corp.
Term Loan, 7.00%, (3 Month USD LIBOR + 6.25%), 04/16/27 (d)	7,135	6,975
Staples, Inc.
7 Year Term Loan, 5.13%, (3 Month USD LIBOR + 5.00%), 04/05/26 (d)	7,292	7,034
The Enterprise Development Authority
Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 02/19/28 (d)	5,314	5,303
		19,312
Industrials 1.9%
AAdvantage Loyalty IP Ltd.
2021 Term Loan, 5.50%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	6,735	6,967
Tutor Perini Corporation
Term Loan B, 5.75%, (3 Month USD LIBOR + 4.75%), 08/13/27 (d)	6,695	6,695
		13,662
Consumer Staples 1.0%
Journey Personal Care Corp.
2021 Term Loan B, 5.00%, (3 Month USD LIBOR + 4.25%), 12/31/24 (d)	6,816	6,807
PFS Holding Corporation
2nd Lien Term Loan, 0.00%, 01/31/22 (e) (f) (g)	751	60
		6,867
Total Senior Floating Rate Instruments (cost $40,541)		39,841
PREFERRED STOCKS 1.1%
Energy 0.6%
Crestwood Equity Partners LP, 9.25% (h)	461	4,531
Financials 0.5%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (e)	196	3,368
Total Preferred Stocks (cost $6,892)		7,899
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (e) (g)	5	6
Total Common Stocks (cost $16)		6
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (e) (g)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (e) (g)	27	1
Total Warrants (cost $8)		4
SHORT TERM INVESTMENTS 9.6%
Securities Lending Collateral 7.5%
JNL Securities Lending Collateral Fund, 0.03% (i) (j)	53,550	53,550
Investment Companies 2.1%
T. Rowe Price Government Reserve Fund, 0.06% (i) (j)	14,839	14,839
Total Short Term Investments (cost $68,389)		68,389
Total Investments 105.2% (cost $745,546)		750,260
Other Assets and Liabilities, Net (5.2)%		(37,255)
Total Net Assets 100.0%		713,005

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $559,875 and 78.5% of the Fund.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Non-income producing security.

(f) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	634,121	—	634,121
Senior Floating Rate Instruments	—	39,781	60	39,841
Preferred Stocks	7,899	—	—	7,899
Common Stocks	—	—	6	6
Warrants	—	—	4	4
Short Term Investments	68,389	—	—	68,389
	76,288	673,902	70	750,260

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.1%
Health Care 18.8%
Abbott Laboratories	94	13,253
AbbVie Inc.	687	92,955
Agilent Technologies, Inc.	393	62,785
Anthem, Inc.	188	87,155
AstraZeneca PLC - ADR	1,549	90,243
Becton, Dickinson and Company	161	40,357
Centene Corporation (a)	949	78,203
Cigna Holding Company	105	24,079
Danaher Corporation	477	157,002
Elanco Animal Health (a)	652	18,510
Eli Lilly & Co.	93	25,687
HCA Healthcare, Inc.	301	77,323
Johnson & Johnson	18	3,045
Medtronic Public Limited Company	821	84,897
Merck & Co., Inc.	38	2,897
PerkinElmer Inc.	186	37,359
Steris Limited	50	12,049
Stryker Corporation	21	5,599
Thermo Fisher Scientific Inc.	164	109,706
UnitedHealth Group Incorporated	153	77,034
		1,100,138
Financials 16.6%
American International Group, Inc.	2,978	169,345
Bank of America Corporation	3,642	162,040
Chubb Limited	525	101,476
Equitable Holdings, Inc.	1,223	40,097
Marsh & McLennan Companies, Inc.	101	17,553
MetLife, Inc.	350	21,891
Morgan Stanley	670	65,791
State Street Corporation	615	57,177
The Charles Schwab Corporation	1,353	113,802
The Goldman Sachs Group, Inc.	32	12,329
The Hartford Financial Services Group, Inc.	1,035	71,451
The PNC Financial Services Group, Inc.	102	20,413
The Travelers Companies, Inc.	354	55,403
Wells Fargo & Company	1,203	57,720
		966,488
Information Technology 13.9%
Accenture Public Limited Company - Class A	104	42,989
Analog Devices, Inc.	170	29,857
Applied Materials, Inc.	354	55,683
ASML Holding - ADR	44	35,289
Broadcom Inc.	158	105,134
Cognizant Technology Solutions Corp. - Class A	67	5,909
KLA-Tencor Corp.	100	42,881
Lam Research Corp.	28	20,208
MasterCard Incorporated - Class A	38	13,510
Microsoft Corporation	871	292,891
Motorola Solutions Inc.	92	24,923
Qualcomm Incorporated	257	46,943
Salesforce.Com, Inc. (a)	373	94,879
		811,096
Industrials 12.3%
CSX Corp.	1,954	73,465
Deere & Company	63	21,499
Fortive Corporation	430	32,835
General Electric Company	1,603	151,397
Honeywell International Inc.	129	26,982
Hubbell Inc.	202	42,094
Jacobs Engineering Group Inc.	202	28,149
Norfolk Southern Corporation	327	97,449
Republic Services Inc.	487	67,971
Siemens AG - Class N	300	51,895
Union Pacific Corporation	241	60,676
United Parcel Service Inc. - Class B	201	43,149
United Rentals Inc. (a)	66	22,083
		719,644
Communication Services 9.5%
Alphabet Inc. - Class C (a)	125	360,486
Booking Holdings Inc. (a)	13	31,910
Charter Communications, Inc. - Class A (a)	35	23,080
Comcast Corporation - Class A	272	13,665
T-Mobile USA, Inc. (a)	271	31,423
Walt Disney Co.	614	95,063
		555,627
Utilities 7.1%
CMS Energy Corp.	107	6,974
Dominion Energy, Inc.	437	34,315
Entergy Corporation	186	21,003
Eversource Energy	173	15,773
NextEra Energy, Inc.	983	91,753
NiSource Inc.	257	7,082
Pacific Gas And Electric Company (a)	2,067	25,092
Sempra Energy	572	75,625
The AES Corporation	530	12,884
The Southern Company	1,100	75,443
Xcel Energy Inc.	714	48,310
		414,254
Materials 6.4%
Air Products and Chemicals, Inc.	74	22,606
Avery Dennison Corporation	16	3,545
BHP Group Limited - ADR (b)	357	21,547
International Flavors & Fragrances Inc.	231	34,821
Linde Public Limited Company	247	85,548
Martin Marietta Materials Inc.	71	31,248
Packaging Corporation of America	133	18,054
Sherwin-Williams Co.	229	80,584
Vulcan Materials Co.	81	16,835
Westrock Company, Inc.	1,354	60,065
		374,853
Consumer Discretionary 6.0%
General Motors Company (a)	611	35,835
Hilton Worldwide Holdings Inc. (a)	456	71,105
Marriott International, Inc. - Class A (a)	313	51,683
Ross Stores Inc.	117	13,348
Starbucks Corporation	121	14,092
The Home Depot, Inc.	128	53,059
TJX Cos. Inc.	290	22,048
Yum! Brands, Inc.	637	88,425
		349,595
Real Estate 4.8%
Alexandria Real Estate Equities, Inc.	97	21,540
Camden Property Trust	241	43,126
Equity Lifestyle Properties, Inc.	317	27,796
ProLogis Inc.	941	158,425
Welltower Inc.	179	15,365
Weyerhaeuser Company	335	13,792
		280,044
Consumer Staples 3.7%
Dollar General Corporation	148	34,879
Keurig Dr Pepper Inc.	1,010	37,243
Kimberly-Clark Corporation	115	16,436
Mondelez International, Inc. - Class A	537	35,595
The Coca-Cola Company	627	37,148
Walmart Inc.	386	55,835
		217,136
Total Common Stocks (cost $4,756,994)		5,788,875
PREFERRED STOCKS 0.2%
Utilities 0.2%
The AES Corporation, 6.88%, 02/15/24 (c)	60	5,767
The Southern Company, 6.75%, 08/01/22 (c)	124	6,682
Total Preferred Stocks (cost $12,313)		12,449
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund, 0.03% (d) (e)	21,957	21,957
Investment Companies 0.3%
JNL Government Money Market Fund, 0.01% (d) (e)	569	569

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 0.06% (d) (e)	18,536	18,536
		19,105
Total Short Term Investments (cost $41,062)		41,062
Total Investments 100.0% (cost $4,810,369)		5,842,386
Other Assets and Liabilities, Net 0.0%		2,219
Total Net Assets 100.0%		5,844,605

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	5,736,980	51,895	—	5,788,875
Preferred Stocks	12,449	—	—	12,449
Short Term Investments	41,062	—	—	41,062
	5,790,491	51,895	—	5,842,386

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 97.1%
United States of America 14.5%
EPAM Systems, Inc. (a)	102	68,193
Lululemon Athletica Inc. (a)	172	67,239
Mettler-Toledo International Inc. (a)	43	73,750
ResMed Inc.	327	85,127
Steris Limited	241	58,619
		352,928
Switzerland 12.1%
Alcon AG	795	70,105
Lonza Group AG	86	71,357
Nestle SA - Class N	459	64,248
Sika AG	214	89,178
		294,888
United Kingdom 7.7%
AON Public Limited Company - Class A	164	49,348
Atlassian Corporation PLC - Class A (a)	136	51,717
Experian PLC	1,741	85,611
		186,676
Ireland 7.0%
Accenture Public Limited Company - Class A	219	90,850
Icon Public Limited Company (a)	255	78,987
		169,837
Japan 6.8%
Keyence Corp.	120	75,334
Lasertec Corporation (b)	297	90,665
		165,999
Canada 6.5%
Canadian Pacific Railway Limited	1,146	82,471
Shopify Inc. - Class A (a)	55	75,294
		157,765
Netherlands 6.1%
Adyen B.V. (a) (c)	20	53,631
ASML Holding - ADR	118	93,581
		147,212
Sweden 5.6%
Atlas Copco Aktiebolag - Class A	946	65,394
Evolution Gaming Group AB (publ) (c)	500	70,916
		136,310
Denmark 5.6%
DSV Panalpina A/S	372	86,967
Novo Nordisk A/S - Class B	429	48,334
		135,301
China 5.3%
Li Ning Company Limited	4,099	44,915
Shenzhou International Group Holdings Limited	2,090	40,092
Wuxi Biologics Cayman Inc (a) (c)	3,721	44,630
		129,637
France 5.3%
LVMH Moet Hennessy Louis Vuitton SE	96	79,562
Pernod-Ricard SA	207	49,740
		129,302
Taiwan 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	778	93,647
Australia 3.1%
CSL Ltd.	357	75,436
Italy 3.0%
Ferrari N.V.	285	74,054
Hong Kong 2.6%
AIA Group Limited	6,195	62,461
Spain 2.0%
Amadeus IT Group SA (c)	720	48,712
Total Common Stocks (cost $1,332,271)		2,360,165
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund, 0.01% (d) (e)	69,429	69,429
Total Short Term Investments (cost $69,429)		69,429
Total Investments 100.0% (cost $1,401,700)		2,429,594
Other Assets and Liabilities, Net (0.0)%		(14)
Total Net Assets 100.0%		2,429,580

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	09/16/20	36,699	53,631	2.2
Amadeus IT Group SA	06/08/18	54,202	48,712	2.0
Evolution Gaming Group AB (publ)	03/18/21	71,443	70,916	2.9
Wuxi Biologics Cayman Inc	11/12/20	38,476	44,630	1.9
		200,820	217,889	9.0

JNL/WCM Focused International Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
SEK/USD	BBH	01/03/22	SEK	6,657	737	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United States of America	352,928	—	—	352,928
Switzerland	—	294,888	—	294,888
United Kingdom	101,065	85,611	—	186,676
Ireland	169,837	—	—	169,837
Japan	—	165,999	—	165,999

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund (continued)
Canada	157,765	—	—	157,765
Netherlands	93,581	53,631	—	147,212
Sweden	—	136,310	—	136,310
Denmark	—	135,301	—	135,301
China	—	129,637	—	129,637
France	—	129,302	—	129,302
Taiwan	93,647	—	—	93,647
Australia	—	75,436	—	75,436
Italy	—	74,054	—	74,054
Hong Kong	—	62,461	—	62,461
Spain	—	48,712	—	48,712
Short Term Investments	69,429	—	—	69,429
	1,038,252	1,391,342	—	2,429,594
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 65.6%
Financials 39.9%
26 Capital Acquisition Corp. (a)	23	229
Accelerate Acquisition Corp. - Class A (a)	25	243
ACE Convergence Acquisition Corp. - Class A (a) (b)	55	548
AfterNext HealthTech Acquisition Corp. - Class A (a)	16	155
Alpha Partners Technology Merger Corp. - Class A (a)	13	129
Altenergy Acquisition Corp. (a)	4	38
Altimar Acquisition Corp. III (a)	5	52
Altimeter Growth Corp. 2 - Class A (a)	18	176
Altitude Acquisition Corp. - Class A (a)	14	136
Anzu Special Acquisition Corp I (a)	25	250
Apollo Strategic Growth Capital - Class A (a)	15	145
Archimedes Tech Spac Partners Co. (a)	25	250
ArcLight Clean Transition Corp. II - Class A (a)	12	119
Ares Acquisition Corp. (a) (b)	48	474
Arrowroot Acquisition Corp. - Class A (a)	21	206
Artisan Acquisition Corp. - Class A (a)	7	66
Astrea Acquisition Corp. - Class A (a)	13	129
Athena Consumer Acquisition Corp. (a)	3	26
Atlas Crest Investment Corp. II (a)	23	233
Aurora Acquisition Corp. - Class A (a)	5	52
Austerlitz Acquisition Corp I - Class A (a)	61	594
Austerlitz Acquisition Corp II (a)	25	250
Authentic Equity Acquisition Corp. (a)	22	220
Avanti Acquisition Corp. - Class A (a) (b)	81	797
Bilander Acquisition Corp. - Class A (a)	13	128
Biotech Acquisition Co - Class A (a)	13	129
Blueriver Acquisition Corp. (a)	11	110
BOA Acquisition Corp. - Class A (a)	3	27
Bright Lights Acquisition Corp. (a) (b)	91	933
Builder Acquisition Corp. (a)	4	37
Burgundy Technology Acquisition Corporation (a)	13	135
Burgundy Technology Acquisition Corporation - Class A (a)	35	352
Capstar Special Purpose Acquisition Corp. - Class A (a)	26	256
Carney Technology Acquisition Corp. II (a)	13	132
Catalyst Partners Acquisition Corp. - Class A (a)	13	129
CF Acquisition Corp. IV - Class A (a) (b)	37	366
CF Acquisition Corp. VI - Class A (a)	7	71
CF Acquisition Corp. VIII (a)	25	253
CHP Merger Corp. - Class A (a)	38	389
Churchill Capital Corp VII - Class A (a)	26	255
Churchill Capital Corp. V - Class A (a)	13	124
CIIG Capital Partners II, Inc. (a)	10	104
Class Acceleration Corp. (a)	23	228
Climate Real Impact Solutions II Acquisition Corporation (a)	12	119
Climate Real Impact Solutions II Acquisition Corporation - Class A (a)	13	127
Cohn Robbins Holdings Corp. - Class A (a) (b)	68	670
Colicity Inc. (a)	24	242
Colonnade Acquisition Corp. II (a)	25	245
Compute Health Acquisition Corp. (a)	36	361
Concord Acquisition Corp. - Class A (a)	33	343
Concord Acquisition Corp. II - Class A (a)	13	131
CONX Corp. - Class A (a) (b)	117	1,151
Conyers Park III Acquisition Corp. - Class A (a)	13	129
Corazon Capital V838 Monoceros Corp - Class A (a)	7	64
Corner Growth Acquisition Corp. (a)	12	120
COVA Acquisition Corp. (a)	24	244
Crown PropTech Acquisitions - Class A (a)	13	130
D And Z Media Acquisition Corp. (a)	7	68
Decarbonization Plus Acquisition Corporation II (a)	—	—
Decarbonization Plus Acquisition Corporation II - Class A (a)	12	121
Decarbonization Plus Acquisition Corporation IV - Class A (a)	12	122
Deep Lake Capital Acquisition Corp. - Class A (a) (b)	54	527
Delwinds Insurance Acquisition Corp. (a)	23	232
Diamondhead Holdings Corp. (a)	12	118
Dragoneer Growth Opportunities Corp. III - Class A (a)	19	184
E.Merge Technology Acquisition Corp. - Class A (a) (b)	48	472
ECP Environmental Growth Opportunities Corp. - Class A (a)	44	434
Elliott Opportunity II Corp. (a)	2	25
Elliott Opportunity II Corp. - Class A (a)	26	254
Enterprise 4.0 Technology Acquisition Corp. (a)	4	38
Environmental Impact Acquisition Corp. - Class A (a)	14	137
Equity Distribution Acquisition Corp. - Class A (a) (b)	86	849
ESGEN Acquisition Corp (a)	4	45
ESM Acquisition Corporation (a)	25	247
Eucrates Biomedical Acquisition Corp. (a)	—	—
EVe Mobility Acquisition Corp (a)	1	14
ExcelFin Acquisition Corp. (a)	4	38
Far Peak Acquisition Corp. - Class A (a)	61	616
Fifth Wall Acquisition Corp. III - Class A (a)	13	131
Finserv Acquisition Corp. II (a)	12	122
Fintech Acquisition Corp. VI (a)	6	62
Fintech Acquisition Corp. VI - Class A (a)	7	65
FinTech Evolution Acquisition Group (a)	16	160
FirstMark Horizon Acquisition Corp. (a)	12	128
FirstMark Horizon Acquisition Corp. - Class A (a)	7	65
Fortistar Sustainable Solutions Corp. (a)	21	206
Fortress Capital Acquisition Corp - Class A (a) (b)	56	544
Fortress Value Acquisition Corp. III (a)	3	25
Fortress Value Acquisition Corp. III - Class A (a)	9	86
Fortress Value Acquisition Corp. IV (a)	7	71
Fortress Value Acquisition Corp. IV - Class A (a)	7	64
Frazier Lifesciences Acquisition Corp. (a)	20	197
FTAC Athena Acquisition Corp. - Class A (a)	29	286
FTAC Emerald Acquisition Corp. (a)	13	125
FTAC Hera Acquisition Corp. (a)	16	163
FTAC Parnassus Acquisition Corp. - Class A (a)	7	66
FTAC Zeus Acquisition Corp. (a)	3	25
Fusion Acquisition Corp. II (a)	7	67
G Squared Ascend I Inc. (a)	31	309
G Squared Ascend I Inc. - Class A (a)	13	128
G Squared Ascend II, Inc. (a)	5	52
Gesher I Acquisition Corp (a)	4	37
Goal Acquisitions Corp. (a) (b)	120	1,163
Golden Falcon Acquisition Corp. - Class A (a) (b)	58	566
Gores Holdings VIII, Inc. - Class A (a)	—	2
Gores Technology Partners II, Inc. - Class A (a)	1	15
Gores Technology Partners, Inc. - Class A (a)	4	42
Graf Acquisition Corp. IV (a)	7	69
Haymaker Acquisition Corp. III (a)	13	125
Health Assurance Acquisition Corp. - Class A (a)	13	127
Healthcare Services Acquisition Corporation - Class A (a) (b)	58	566
Hennessy Capital Acquisition Corp. V (a)	20	197
HH&L Acquisition Co. (a)	12	119
Horizon Acquisition Corp II - Class A (a)	13	128
HPX Corp. - Class A (a)	34	340
Hudson Executive Investment Corp. II (a)	23	227
Independence Holdings Corp. (a)	25	246
Independence Holdings Corp. - Class A (a)	41	399
Infinite Acquisition Corp. (a)	3	32
INSU Acquisition Corp III (a)	27	267
Interprivate II Acquisition Corp. (a)	25	242
Interprivate III Financial Partners Inc. - Class A (a)	24	243
Interprivate IV Infratech Partners Inc. (a)	24	241
ION Acquisition Corp. 3 Ltd. - Class A (a)	13	128
Isleworth Healthcare Acquisition Corp. (a)	8	79
Jack Creek Investment Corp. (a)	23	235
Jaws Hurricane Acquisition Corp - Class A (a)	12	113
Jaws Juggernaut Acquisition Corp. (a)	9	88
Jaws Juggernaut Acquisition Corp. - Class A (a)	3	34
Jaws Mustang Acquisition Corp. (a)	11	108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Jaws Mustang Acquisition Corp. - Class A (a)	13	127
Kairos Acquisition Corp. (a)	57	568
Kensington Capital Acquisition Corp. V (a)	25	250
Khosla Ventures Acquisition Co. - Class A (a)	13	128
Kismet Acquisition Three Corp. (a)	—	—
Kismet Acquisition Three Corp. - Class A (a)	13	127
KKR Acquisition Holdings I Corp. (a)	13	127
KL Acquisition Corp. - Class A (a) (b)	70	686
Kludein I Acquisition Corp. (a)	20	201
L Catterton Asia Acquisition Corp - Class A (a)	13	127
Landcadia Holdings IV Inc. - Class A (a)	13	126
LDH Growth Corp I - Class A (a)	3	31
Lerer Hippeau Acquisition Corp. - Class A (a)	25	241
Lionheart Acquisition Corporation II - Class A (a)	13	128
Live Oak Crestview Climate Acquisition Corp. (a)	13	131
Live Oak Mobility Acquisition Corp. - Class A (a)	6	62
Longview Acquisition Corp. II - Class A (a)	19	189
M3-Brigade Acquisition II Corp. (a)	8	74
M3-Brigade Acquisition II Corp. - Class A (a)	13	128
Macondray Capital Acquisition Corp. I (a)	6	58
Magnum Opus Acquisition Limited - Class A (a)	13	127
MarketWise, Inc. - Class A (a)	5	37
Marlin Technology Corp. - Class A (a) (b)	77	747
Mason Industrial Technology, Inc. (a)	23	231
Medicus Sciences Acquisition Corp. - Class A (a)	6	58
Medtech Acquisition Corporation - Class A (a)	13	129
Motive Capital Corp - Class A (a)	30	293
Motive Capital Corp II (a)	32	322
Music Acquisition Corp. (a)	24	230
New Vista Acquisition Corp (a) (b)	60	596
Newbury Street Acquisition Corporation (a)	25	248
Noble Rock Acquisition Corp. (a) (b)	42	410
Noble Rock Acquisition Corp. - Class A (a)	27	262
North Atlantic Acquisition Corp (a)	24	242
North Mountain Merger Corp. - Class A (a)	13	130
Northern Genesis Acquisition Corp. III (a)	13	127
Northern Star Investment Corp. II - Class A (a)	48	467
Novus Capital Corporation II (a)	12	125
Omega Alpha SPAC - Class A (a)	50	489
Pathfinder Acquisition Corp. - Class A (a)	24	236
People's United Financial Inc.	22	394
Peridot Acquisition Corp. II (a)	21	204
Peridot Acquisition Corp. II - Class A (a)	13	127
Pershing Square Tontine Holdings, Ltd. - Class A (a)	16	321
Phoenix Biotech Acquisition Corp. (a)	4	38
Pioneer Merger Corp. - Class A (a)	24	234
Pivotal Investment Corporation III (a)	23	232
Plum Acquisition Corp. I (a)	25	245
Pontem Corp - Class A (a) (b)	66	644
Post Holdings Partnering Corporation - Series A (a)	19	190
Prime Impact Acquisition I (a)	7	70
Prime Impact Acquisition I - Class A (a)	55	539
Priveterra Acquisition Corp. (a)	25	244
Progressive Acquisition Corporation (a)	3	26
PROOF Acquisition Corp I (a)	10	100
Property Solutions Acquisition Corp. II (a)	12	122
Prospector Capital Corp. - Class A (a)	54	531
Pyrophyte Acquisition Corp. (a)	5	51
Queen's Gambit Growth Capital (a)	7	72
Queen's Gambit Growth Capital - Class A (a)	16	156
Redball Acquisition Corp. - Class A (a)	31	306
Revolution Healthcare Acquisition Corp. - Class A (a)	26	257
RMG Acquisition Corp. III - Class A (a)	59	578
Rocket Internet Growth Opportunities Corp. (a)	25	248
Ross Acquisition Corp. II (a)	22	216
ScION Tech Growth I - Class A (a) (b)	114	1,109
ScION Tech Growth II (a)	24	243
SCVX Corp. - Class A (a)	39	389
Semper Paratus Acquisition Corp. (a)	5	51
Senior Connect Acquisition Corp. I - Class A (a)	23	227
Shelter Acquisition Corporation I (a) (c)	2	—
Shelter Acquisition Corporation I (a)	12	117
Simon Property Group Acquisition Holdings, Inc. (a)	24	241
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	19	188
Slam Corp. (a)	12	121
Slam Corp. - Class A (a)	1	9
Soar Technology Acquisition Corp. (a)	3	24
Social Capital Hedosophia Holdings Corp. VI - Class A (a) (d)	12	117
Sports Entertainment Acquisition Corp. - Class A (a)	8	75
Supernova Partners Acquisition Company III, Ltd. - Class A (a)	51	496
Sustainable Development Acquisition I Corp. (a)	22	220
SVF Investment Corp. - Class A (a)	11	107
SVF Investment Corp. 2 - Class A (a)	—	4
SVF Investment Corp. 3 - Class A (a)	—	—
Syncora Holdings Ltd.	306	52
Tailwind Acquisition Corp. - Class A (a)	36	357
Target Global Acquisition I Corp. (a)	11	113
The Hartford Financial Services Group, Inc. (b) (d)	16	1,106
Thunder Bridge Capital Partners III, Inc. - Class A (a)	48	466
Tishman Speyer Innovation Corp. II - Class A (a)	47	462
TortoiseEcofin Acquisition Corp. III - Class A (a)	13	129
Trebia Acquisition Corp. - Class A (a)	52	522
Tribe Capital Growth Corp I (a)	22	218
Twelve Seas Investment Company II (a)	5	49
TZP Strategies Acquisition Corp. (a)	14	135
USHG Acquisition Corp. - Class A (a)	13	131
VectoIQ Acquisition Corp. II - Class A (a)	50	491
Virgin Group Acquisition Corp. II - Class A (a)	38	372
VY Global Growth - Class A (a) (b)	64	623
Warburg Pincus Capital Corporation I-A - Class A (a)	7	64
Z-Work Acquisition Corp. - Class A (a)	7	69
		51,874
Materials 6.8%
Atotech Limited (a) (b)	45	1,148
BHP Group PLC - ADR	20	1,225
DuPont de Nemours, Inc. (d)	8	619
Ferro Corporation (a)	40	867
Forterra, Inc. (a)	3	82
Valvoline, Inc. (d)	130	4,845
		8,786
Health Care 5.9%
Arena Pharmaceuticals, Inc. (a) (d)	6	526
Cerner Corp. (d)	30	2,764
Convey Health Solutions Holdings, Inc. (a)	—	2
GlaxoSmithKline PLC - ADR (d)	16	688
Intersect ENT, Inc. (a)	18	489
Molecular Partners AG - ADR (a)	—	4
Q-Si Operations Inc. - Class A (a)	25	193
Zimmer Biomet Holdings, Inc. (b) (d)	24	3,074
		7,740
Information Technology 5.2%
Afterpay Limited - ADR (a) (b)	11	687
Coherent Inc. (a)	2	425
Dell Technology Inc. - Class C (a) (d)	2	112
E2Open Parent Holdings, Inc. (a)	24	242
Five9 Inc. (a) (d)	3	481
MagnaChip Semiconductor, Ltd. (a)	3	62
NeoPhotonics Corporation (a)	26	399
Nuance Communications, Inc. (a) (b)	33	1,830
Rogers Corp. (a)	7	1,826
Usertesting, Inc. (a)	—	1
Xilinx, Inc.	3	678
		6,743
Communication Services 4.5%
AT&T Inc. (d)	34	844
MGM Holdings, Inc. - Class A (a) (c)	4	568
Sciplay Corporation - Class A (a)	13	182
Shaw Communications Inc. - Class B	50	1,506
TEGNA Inc.	22	413
Vodafone Group Public Limited Company - ADR (b) (d)	155	2,313

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Vonage Holdings Corp. (a) (d)	—	1
		5,827
Energy 0.9%
Royal Dutch Shell PLC - Class B - ADR	6	255
Teekay LNG Partners L.P. (b)	56	956
		1,211
Real Estate 0.8%
Bluerock Residential Growth REIT, Inc. - Class A	27	703
Cyrusone LLC	4	354
		1,057
Industrials 0.7%
51job Inc. - ADR (a)	5	238
Aerojet Rocketdyne Holdings, Inc.	5	232
Hertz Global Holdings, Inc. (a)	1	13
Microvast Holdings, Inc. (a) (e)	20	108
RR Donnelley & Sons Co. (a)	27	303
		894
Consumer Discretionary 0.7%
Sportsman's Warehouse Holdings, Inc. (a)	37	434
Veoneer, Inc. (a)	13	449
		883
Consumer Staples 0.2%
Sanderson Farms Inc.	1	266
TPCO Holding Corp. - Class A (a)	12	17
TPCO Holding Corp. - Class A (a)	20	27
		310
Total Common Stocks (cost $86,859)		85,325
CORPORATE BONDS AND NOTES 10.7%
Consumer Discretionary 2.6%
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	1,365	1,425
Getty Images, Inc.
9.75%, 03/01/27 (f)	1,608	1,705
Grubhub Holdings Inc.
5.50%, 07/01/27 (f)	293	291
		3,421
Real Estate 2.3%
WeWork Companies Inc.
7.88%, 05/01/25 (f)	2,949	2,816
WeWork Companies LLC
5.00%, 07/10/25 (f)	272	236
		3,052
Communication Services 1.9%
Cengage Learning, Inc.
9.50%, 06/15/24 (f)	1,151	1,166
Connect Finco SARL
6.75%, 10/01/26 (f)	1,225	1,287
		2,453
Consumer Staples 1.1%
Treehouse Foods, Inc.
4.00%, 09/01/28	410	394
Vector Group Ltd.
10.50%, 11/01/26 (f)	1,025	1,062
		1,456
Energy 1.0%
Civitas Resources, Inc.
7.50%, 04/30/26	1,175	1,177
Teekay Shipping (Canada) Ltd.
5.00%, 01/15/23 (g)	116	115
		1,292
Financials 0.9%
VistaJet Malta Finance P.L.C.
10.50%, 06/01/24 (f)	1,130	1,214
Health Care 0.9%
Mallinckrodt International Finance S.A.
10.00%, 04/15/25 (f)	1,040	1,103
Total Corporate Bonds And Notes (cost $14,138)		13,991
SENIOR FLOATING RATE INSTRUMENTS 3.3%
Energy 1.6%
Heritage Power LLC
Term Loan B, 7.00%, (3 Month USD LIBOR + 6.00%), 08/02/26 (h)	2,517	2,019
Communication Services 0.9%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (c) (i)	226	2
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 6.00%, (3 Month USD LIBOR + 5.00%), 02/09/23 (h)	1,227	1,218
		1,220
Health Care 0.8%
Mallinckrodt International Finance S.A.
USD Term Loan B, 6.00%, (3 Month USD LIBOR + 5.25%), 09/24/24 (h)	1,144	1,069
Total Senior Floating Rate Instruments (cost $4,987)		4,308
OTHER EQUITY INTERESTS 2.6%
Altaba Inc. (a) (c) (j)	575	3,408
Total Other Equity Interests (cost $12,157)		3,408
RIGHTS 0.7%
Alder BioPharmaceuticals, Inc. (a) (c)	297	504
Bristol-Myers Squibb Company (a) (c)	92	92
Dyax Corp. (a) (c)	134	8
Pan American Silver Corp. (a)	429	334
Pfenex Inc. (a) (c)	73	—
Total Rights (cost $606)		938
WARRANTS 0.6%
Accelerate Acquisition Corp. (a)	8	7
ACE Convergence Acquisition Corp. (a)	26	17
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (c)	120	—
Apollo Strategic Growth Capital (a)	9	11
Ardagh Metal Packaging S.A. (a)	3	5
Arrowroot Acquisition Corp. (a)	16	8
Austerlitz Acquisition Corp I (a)	6	7
Avanti Acquisition Corp. (a)	11	7
BigBear.ai Holdings, LLC (a)	4	3
Buzzfeed, Inc. (a)	7	3
Cazoo Group Ltd (a)	14	13
CF Acquisition Corp. VI (a)	3	8
CHP Merger Corp. (a)	30	15
Cohn Robbins Holdings Corp. (a)	23	18
CONX Corp. (a)	29	25
Decarbonization Plus Acquisition Corporation II (a)	4	6
Deep Lake Capital Acquisition Corp. (a)	27	17
E.Merge Technology Acquisition Corp. (a)	16	9
Embark Technology, Inc. (a)	9	17
Enjoy Technology, Inc. (a)	15	6
Equity Distribution Acquisition Corp. (a)	5	3
Fortress Capital Acquisition Corp (a)	11	9
FTAC Athena Acquisition Corp. (a)	7	8
Ginkgo Bioworks Holdings, Inc. (a)	5	11
Goal Acquisitions Corp. (a)	119	65
Golden Falcon Acquisition Corp. (a)	29	18
Healthcare Services Acquisition Corporation (a)	29	15
HPX Corp. (a)	17	9
Interprivate III Financial Partners Inc. (a)	5	7
Isleworth Healthcare Acquisition Corp. (a)	2	1
Kaixin Auto Holdings (a)	123	11
KL Acquisition Corp. (a)	23	12
KLDiscovery (a)	78	22
Longview Acquisition Corp. II (a)	4	3
Marlin Technology Corp. (a)	26	18
MoneyLion Inc. (a)	34	21
Motive Capital Corp (a)	8	8
Northern Star Investment Corp. II (a)	1	—
Origin Materials (a)	16	24
Pathfinder Acquisition Corp. (a)	5	3
Pear Therapeutics, Inc. (a)	16	10
Pioneer Merger Corp. (a)	8	5
Pontem Corp (a)	22	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Prospector Capital Corp. (a)	18	11
Q-Si Operations Inc. (a)	13	23
Reebonz Holding Limited (a) (e)	51	—
RMG Acquisition Corp. III (a)	9	8
ScION Tech Growth I (a)	38	22
SCVX Corp. (a)	19	7
Senior Connect Acquisition Corp. I (a)	12	6
Supernova Partners Acquisition Company III, Ltd. (a)	8	7
Talkspace, Inc. (a)	18	4
Thunder Bridge Capital Partners III, Inc. (a)	10	8
Tishman Speyer Innovation Corp. II (a)	9	7
Trebia Acquisition Corp. (a)	25	29
VectoIQ Acquisition Corp. II (a)	10	9
Virgin Group Acquisition Corp. II (a)	5	4
Virgin Orbit Holdings Inc (a)	5	7
Wejo Group Limited (a)	15	17
Whole Earth Brands, Inc. (a)	43	50
Total Warrants (cost $1,142)		723
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.2%
Fossil Group, Inc., 7.00%, 11/30/26 (a)	12	295
Industrials 0.1%
Babcock & Wilcox Enterprises, Inc., 6.50%, 12/31/26 (a)	4	109
Total Preferred Stocks (cost $400)		404
INVESTMENT COMPANIES 0.1%
Nuveen New York AMT-Free Quality Municipal Income Fund	12	159
Total Investment Companies (cost $155)		159
SHORT TERM INVESTMENTS 4.0%
Investment Companies 4.0%
JNL Government Money Market Fund, 0.01% (k) (l)	5,146	5,146
Total Short Term Investments (cost $5,146)		5,146
Total Investments 87.9% (cost $125,590)		114,402
Total Securities Sold Short (12.2)% (proceeds $15,408)		(15,839)
Total Purchased Options 0.2% (cost $545)		274
Other Derivative Instruments 0.8%		1,000
Other Assets and Liabilities, Net 23.3%		30,300
Total Net Assets 100.0%		130,137

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $12,305 and 9.5% of the Fund.

(g) Convertible security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) As of December 31, 2021, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (12.2%)
COMMON STOCKS (12.2%)
Financials (8.0%)
AON Public Limited Company - Class A	(4)	(1,087)
M&T Bank Corporation	(3)	(400)
S&P Global Inc.	(19)	(8,944)
		(10,431)
Information Technology (2.2%)
Advanced Micro Devices, Inc.	(14)	(1,953)
MKS Instruments, Inc.	(3)	(469)
NortonLifelock Inc.	(14)	(356)
Square, Inc. - Class A	—	(51)
		(2,829)
Materials (1.7%)
BHP Group Limited - ADR	(38)	(2,265)
Consumer Discretionary (0.2%)
Scientific Games Corporation	(3)	(221)
Energy (0.1%)
BP P.L.C. - ADR	(3)	(93)
Total Common Stocks (proceeds $15,408)		(15,839)
Total Securities Sold Short (12.2%) (proceeds $15,408)		(15,839)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
AT&T Inc.	Put	21.00	01/21/22	207	1
AT&T Inc.	Put	19.00	02/18/22	136	1
Dell Technologies Inc.	Put	45.00	01/21/22	213	1
DuPont de Nemours, Inc.	Put	72.50	01/21/22	77	2
GlaxoSmithKline PLC	Put	37.00	01/21/22	156	—
SPDR S&P 500 ETF	Put	470.00	01/21/22	27	10
SPDR S&P 500 ETF	Put	465.00	01/21/22	40	11
SPDR S&P 500 ETF	Put	470.00	01/28/22	11	6
The Hartford Financial Services Group, Inc.	Put	55.00	03/18/22	476	17
Valvoline, Inc.	Put	30.00	01/21/22	1,136	17
Valvoline, Inc.	Put	30.00	02/18/22	163	3
Vodafone Group Public Limited Company	Put	15.00	01/21/22	1,261	40
Zimmer Biomet Holdings, Inc.	Put	125.00	01/21/22	242	57
					166

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	44.00	03/18/22	309	38
Daimler AG	JPM	Put	EUR	68.00	03/18/22	63	—
Deutsche Telekom AG	JPM	Put	EUR	16.00	01/21/22	2,313	49
Deutsche Telekom AG	JPM	Put	EUR	15.60	02/18/22	165	5
Deutsche Telekom AG	MLP	Put	EUR	16.00	01/21/22	164	4
Koninklijke KPN N.V.	JPM	Put	EUR	2.50	01/21/22	1,772	2
Vivendi SE	JPM	Put	EUR	10.00	02/18/22	1,508	10
							108

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Arena Pharmaceuticals, Inc.	Call	100.00	01/21/22	1	—
Arena Pharmaceuticals, Inc.	Call	95.00	03/18/22	28	(6)
AT&T Inc.	Call	25.00	01/21/22	207	(4)
AT&T Inc.	Call	23.00	02/18/22	136	(23)
Cerner Corporation	Call	95.00	01/21/22	45	(1)
Cerner Corporation	Call	95.00	02/18/22	95	(2)
Dell Technologies Inc.	Call	52.50	01/21/22	203	(78)
DuPont de Nemours, Inc.	Call	77.50	01/21/22	77	(30)
Five9, Inc.	Call	140.00	01/21/22	12	(6)
GlaxoSmithKline PLC	Call	41.00	01/21/22	156	(55)
NortonLifelock Inc.	Call	32.00	01/21/22	63	—
Social Capital Hedosophia Holdings Corp. VI	Call	10.00	01/21/22	115	(3)
SPDR S&P 500 ETF	Call	480.00	01/21/22	26	(8)
SPDR S&P 500 ETF	Put	450.00	01/21/22	40	(5)
SPDR S&P 500 ETF	Put	455.00	01/28/22	12	(3)
The Hartford Financial Services Group, Inc.	Call	65.00	03/18/22	476	(266)
Valvoline, Inc.	Call	35.00	01/21/22	1,136	(281)
Valvoline, Inc.	Call	35.00	02/18/22	163	(50)
Vodafone Group Public Limited Company	Call	17.00	01/21/22	1,268	(2)
Vonage Holdings Corp.	Call	21.00	01/21/22	17	—
Zimmer Biomet Holdings, Inc.	Call	140.00	01/21/22	47	(2)
Zimmer Biomet Holdings, Inc.	Call	135.00	01/21/22	195	(17)
					(842)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	50.00	03/18/22	309	(142)
Daimler AG	JPM	Call	EUR	80.00	03/18/22	63	(29)
Deutsche Telekom AG	JPM	Call	EUR	16.60	02/18/22	165	(6)
Koninklijke KPN N.V.	JPM	Call	EUR	2.75	01/21/22	1,772	(8)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Westchester Capital Event Driven Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Vivendi SE	JPM	Call	EUR	11.00	02/18/22	1,508	(185)
							(370)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	01/05/22	AUD	1,752	1,275	25
EUR/USD	JPM	01/06/22	EUR	267	305	1
EUR/USD	JPM	01/28/22	EUR	1,441	1,642	15
GBP/USD	GSC	04/20/22	GBP	87	117	1
HKD/USD	JPM	01/13/22	HKD	159	21	—
USD/AUD	JPM	01/05/22	AUD	(1,752)	(1,275)	43
USD/AUD	GSC	04/08/22	AUD	(994)	(725)	(15)
USD/AUD	GSC	04/11/22	AUD	(344)	(250)	(5)
USD/AUD	GSC	04/11/22	AUD	(35)	(25)	—
USD/AUD	JPM	04/11/22	AUD	(187)	(136)	(3)
USD/AUD	JPM	04/11/22	AUD	(522)	(379)	8
USD/CAD	JPM	01/12/22	CAD	(539)	(426)	(4)
USD/CAD	JPM	05/20/22	CAD	(614)	(485)	(6)
USD/CAD	JPM	05/20/22	CAD	(1,397)	(1,103)	15
USD/EUR	JPM	01/06/22	EUR	(267)	(304)	7
USD/EUR	JPM	01/12/22	EUR	(1,659)	(1,890)	37
USD/EUR	JPM	01/13/22	EUR	(668)	(761)	15
USD/EUR	GSC	01/14/22	EUR	(92)	(105)	—
USD/EUR	JPM	01/14/22	EUR	(1,514)	(1,724)	(5)
USD/EUR	JPM	01/27/22	EUR	(600)	(684)	(7)
USD/EUR	JPM	01/28/22	EUR	(1,441)	(1,642)	(8)
USD/EUR	GSC	02/11/22	EUR	(2,285)	(2,604)	(24)
USD/EUR	JPM	02/24/22	EUR	(4,815)	(5,488)	(35)
USD/EUR	JPM	04/05/22	EUR	(504)	(575)	(3)
USD/EUR	JPM	04/07/22	EUR	(1,602)	(1,827)	(14)
USD/EUR	GSC	04/29/22	EUR	(2)	(2)	—
USD/EUR	GSC	06/24/22	EUR	(24)	(27)	—
USD/EUR	JPM	07/13/22	EUR	(131)	(150)	(1)
USD/GBP	JPM	02/10/22	GBP	(76)	(102)	(1)
USD/GBP	JPM	02/10/22	GBP	(41)	(55)	—
USD/GBP	JPM	03/11/22	GBP	(23)	(32)	1
USD/GBP	GSC	03/22/22	GBP	(92)	(125)	1
USD/GBP	GSC	04/20/22	GBP	(332)	(450)	(5)
USD/GBP	GSC	04/20/22	GBP	(1,772)	(2,396)	42
USD/HKD	JPM	01/13/22	HKD	(467)	(60)	—
USD/JPY	JPM	01/12/22	JPY	(122,962)	(1,069)	41
USD/JPY	JPM	03/25/22	JPY	(67,289)	(585)	5
USD/SEK	JPM	02/16/22	SEK	(3,359)	(372)	(5)
					(24,473)	116

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Aerojet Rocketdyne Holdings, Inc. (M)	OBFR +0.75% (M)	BOA	12/05/22 ††	1,634	—	31
Bristol-Myers Squibb Company (M)	OBFR +0.00% (M)	BOA	12/21/22 ††	—	—	38
Brookfield Property Preferred LP (M)	OBFR +0.75% (M)	BOA	12/05/22 ††	41	—	2
Cazoo Group Ltd (M)	OBFR -13.00% (M)	BOA	12/27/22 ††	68	—	(21)
CNP Assurances (M)	OBFR +0.50% (M)	BOA	12/05/22 ††	762	—	(6)
Cominar Real Estate Investment Trust (M)	OBFR +1.00% (M)	BOA	01/03/23 ††	415	—	9
Federal Home Loan Mortgage Corporation (M)	OBFR +1.15% (M)	BOA	01/23/23 ††	1,173	—	(88)
Intertrust N.V. (M)	OBFR +0.45% (M)	BOA	01/03/23 ††	127	—	6
Xilinx, Inc. (M)	OBFR +0.75 (M)	BOA	12/05/22 ††	4,728	—	321
Afterpay Limited (M)	SOFR +0.61% (M)	GSC	09/05/22 ††	239	—	(87)
AusNet Services Holdings Pty Ltd (M)	SOFR +0.61% (M)	GSC	01/09/23 ††	258	—	9
Avast PLC (M)	SOFR +0.61% (M)	GSC	09/12/22 ††	3,635	—	97
BHP Group PLC (M)	SOFR +0.61% (M)	GSC	12/01/22 ††	3,601	—	491
BP Midstream Partners LP (M)	SOFR +1.01% (M)	GSC	01/23/23 ††	91	—	1
Cazoo Group Ltd (M)	SOFR -12.89% (M)	GSC	12/27/22 ††	172	—	(45)
CC Neuberger Principal Holdings II (M)	SOFR +1.21% (M)	GSC	07/14/22 ††	1,293	—	(1)
Coherent, Inc. (M)	SOFR +0.61% (M)	GSC	02/28/22 ††	5,424	—	315
Cyrusone LLC (M)	SOFR +0.61% (M)	GSC	12/29/22 ††	3,731	—	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Dell Technologies Inc. (M)	SOFR +0.61% (M)	GSC	01/18/22 ††	1,829	—	(454)
Entain PLC (M)	SOFR +0.61% (M)	GSC	11/14/22 ††	126	—	(23)
IHS Markit Ltd. (M)	SOFR +0.61% (M)	GSC	04/29/22 ††	7,184	—	1,690
Meggitt PLC (M)	SOFR +0.81% (M)	GSC	10/17/22 ††	2,655	—	(138)
Neles Finland Oy (M)	SOFR +0.61% (M)	GSC	01/30/23 ††	19	—	—
PNM Resources, Inc. (M)	SOFR +0.61% (M)	GSC	11/21/22 ††	544	—	(45)
Saba Capital Income & Opportunities Fund (M)	SOFR +1.21% (M)	GSC	01/24/22 ††	91	—	1
Siltronic AG (M)	SOFR +0.61% (M)	GSC	04/04/22 ††	2,306	—	(37)
Siltronic AG (M)	SOFR +0.61% (M)	GSC	05/09/22 ††	382	—	(16)
SUEZ (M)	SOFR +0.61% (M)	GSC	12/19/22 ††	103	—	1
Swedish Orphan Biovitrum AB (Publ) (M)	SOFR +0.61% (M)	GSC	12/22/22 ††	389	—	(96)
Sydney Airport Corporation Limited (M)	SOFR +0.61% (M)	GSC	12/29/22 ††	688	—	29
The Hartford Financial Services Group, Inc. (M)	SOFR +0.61% (M)	GSC	04/29/22 ††	2,085	—	109
Uniper SE (M)	SOFR +0.61% (M)	GSC	12/12/22 ††	24	—	2
Vifor Pharma Management AG (M)	SOFR +0.61% (M)	GSC	01/16/23 ††	719	—	28
Vodafone Group Public Limited Company (M)	SOFR +0.61% (M)	GSC	04/22/22 ††	2,007	—	(343)
Vonage Holdings Corp. (M)	SOFR +0.61% (M)	GSC	01/23/23 ††	2,950	—	14
Welbilt, Inc. (M)	SOFR +0.61% (M)	GSC	07/14/22 ††	1,237	—	(19)
Willis Towers Watson Public Limited Company (M)	SOFR +0.61% (M)	GSC	05/12/22 ††	1,345	—	(26)
AusNet Services Holdings Pty Ltd (M)	OBFR +0.55% (M)	JPM	12/29/22 ††	507	—	(7)
Bayer Aktiengesellschaft (M)	OBFR +0.55% (M)	JPM	09/26/22 ††	1,874	—	(227)
BlackRock Floating Rate Income Strategies Fund, Inc. (M)	OBFR +0.38% (M)	JPM	02/04/22 ††	232	—	28
Blue Prism Group PLC (M)	OBFR +0.45% (M)	JPM	12/19/22 ††	155	—	22
Daimler AG (M)	OBFR +0.55% (M)	JPM	01/17/23 ††	381	—	118
Daimler Truck Holding AG (M)	OBFR +0.55% (M)	JPM	01/17/23 ††	191	—	(75)
Deutsche Industrie Grundbesitz AG (M)	OBFR +0.55% (M)	JPM	12/16/22 ††	190	—	(4)
Deutsche Telekom AG (M)	OBFR +0.55% (M)	JPM	01/20/23 ††	5,666	—	(771)
Hitachi Metals, Ltd. (M)	OBFR +0.55% (M)	JPM	12/12/22 ††	1,087	—	(43)
Invesco Senior Income Trust (M)	OBFR +0.38% (M)	JPM	01/31/22 ††	178	—	24
Koninklijke KPN N.V. (M)	OBFR +0.55% (M)	JPM	07/11/22 ††	727	—	(37)
Lundin Energy AB (M)	OBFR +0.55% (M)	JPM	02/23/23 ††	151	—	—
Nuance Communications, Inc. (M)	OBFR +0.38% (M)	JPM	08/15/22 ††	4,618	—	64
Nuveen New York AMT-Free Quality Municipal Income Fund (M)	OBFR +0.38% (M)	JPM	09/23/22 ††	1,521	—	(50)
Royal Dutch Shell PLC (M)	OBFR +0.38% (M)	JPM	09/23/22 ††	1,978	—	297
SLM Corporation (M)	OBFR +0.38% (M)	JPM	09/23/22 ††	1,647	—	(55)
SOHO China Limited (M)	OBFR +0.55% (M)	JPM	07/25/22 ††	59	—	(36)
SUEZ (M)	OBFR +0.55% (M)	JPM	01/13/23 ††	1,825	—	13
Toshiba Corporation (M)	OBFR +0.55% (M)	JPM	05/20/22 ††	547	—	(26)
Ultra Electronics Holdings PLC (M)	OBFR +0.45% (M)	JPM	09/19/22 ††	31	—	(2)
Vivendi SE (M)	OBFR +0.55% (M)	JPM	12/05/22 ††	1,926	—	114
Xilinx, Inc. (M)	OBFR +0.38% (M)	JPM	01/10/22 ††	1,749	—	758
					—	1,887
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (M)	OBFR -0.40% (Q)	BOA	12/05/22 ††	(554)	—	22
Advanced Micro Devices, Inc. (M)	SOFR -0.35% (Q)	GSC	01/10/23 ††	(7,392)	—	(286)
BHP Group Limited (M)	SOFR -0.75% (Q)	GSC	10/03/22 ††	(1,280)	—	2
BHP Group Limited (M)	SOFR -0.95% (Q)	GSC	09/19/22 ††	(1,281)	—	98
Block, Inc. (M)	OBFR +0.00% (Q)	GSC	02/08/23 ††	(1,288)	—	492
II-VI Incorporated (M)	SOFR -0.35% (Q)	GSC	05/12/22 ††	(1,600)	—	161
Valmet Oy (M)	SOFR -0.27% (Q)	GSC	01/30/23 ††	(17)	—	—
Aker BP ASA (M)	OBFR -0.50% (Q)	JPM	02/03/23 ††	(124)	—	1
BHP Group Limited (M)	OBFR -0.65% (Q)	JPM	10/07/22 ††	(658)	—	13
CTP N.V. (M)	OBFR -0.40% (Q)	JPM	12/16/22 ††	(194)	—	2
Royal Dutch Shell PLC (M)	OBFR -0.60% (Q)	JPM	09/23/22 ††	(2,238)	—	(296)
					—	209
††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	84,649	108	568	85,325
Corporate Bonds And Notes	—	13,991	—	13,991
Senior Floating Rate Instruments	—	4,306	2	4,308
Other Equity Interests	—	—	3,408	3,408
Rights	334	—	604	938
Warrants	723	—	—	723
Preferred Stocks	404	—	—	404
Investment Companies	159	—	—	159
Short Term Investments	5,146	—	—	5,146
	91,415	18,405	4,582	114,402
Liabilities - Securities
Common Stocks	(15,839)	—	—	(15,839)
	(15,839)	—	—	(15,839)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	166	—	—	166
OTC Purchased Options	—	108	—	108
Open Forward Foreign Currency Contracts	—	257	—	257
OTC Total Return Swap Agreements	—	5,418	38	5,456
	166	5,783	38	5,987
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(842)	—	—	(842)
OTC Written Options	—	(370)	—	(370)
Open Forward Foreign Currency Contracts	—	(141)	—	(141)
OTC Total Return Swap Agreements	—	(3,360)	—	(3,360)
	(842)	(3,871)	—	(4,713)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 66.6%
Information Technology 16.3%
Accenture Public Limited Company - Class A	204	84,459
Apple Inc.	1,494	265,253
Cisco Systems, Inc.	749	47,457
Fidelity National Information Services, Inc.	283	30,902
Global Payments Inc.	432	58,344
KLA-Tencor Corp.	80	34,374
Lam Research Corp.	50	35,661
Marvell Technology, Inc.	787	68,846
MasterCard Incorporated - Class A	116	41,833
Microsoft Corporation	1,683	566,140
Motorola Solutions Inc.	375	101,946
Salesforce.Com, Inc. (a)	258	65,539
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	681	81,916
Texas Instruments Incorporated	708	133,392
Visa Inc. - Class A	190	41,255
Workday, Inc. - Class A (a)	244	66,693
		1,724,010
Financials 9.8%
American Express Company	467	76,386
Bank of America Corporation	2,235	99,431
BlackRock, Inc.	111	101,972
JPMorgan Chase & Co.	1,112	176,091
Morgan Stanley	547	53,683
Progressive Corp.	1,013	103,982
S&P Global Inc.	148	69,723
The Blackstone Group Inc. - Class A	588	76,099
The Charles Schwab Corporation	3,150	264,954
The Goldman Sachs Group, Inc.	54	20,690
		1,043,011
Health Care 9.7%
Abbott Laboratories	309	43,427
Anthem, Inc.	207	96,103
AstraZeneca PLC - ADR	1,239	72,189
Baxter International Inc.	409	35,147
Becton, Dickinson and Company	314	78,945
Danaher Corporation	190	62,527
HCA Healthcare, Inc.	511	131,255
Humana Inc.	156	72,582
Novartis AG - ADR	818	71,548
Pfizer Inc.	2,835	167,387
UnitedHealth Group Incorporated	386	193,989
		1,025,099
Communication Services 7.4%
Alphabet Inc. - Class A (a)	159	459,772
Electronic Arts Inc.	280	36,876
Facebook, Inc. - Class A (a)	863	290,377
		787,025
Consumer Discretionary 7.0%
Amazon.com, Inc. (a)	46	153,600
Coupang, Inc. - Class A (a) (b)	821	24,106
D.R. Horton, Inc.	173	18,718
Lennar Corporation - Class A	244	28,295
McDonald's Corporation	673	180,430
Starbucks Corporation	668	78,171
The Home Depot, Inc.	373	154,792
TJX Cos. Inc.	1,422	107,992
		746,104
Industrials 5.8%
Airbus SE (a)	235	30,073
Deere & Company	194	66,370
Fortive Corporation	965	73,616
Illinois Tool Works Inc.	261	64,401
Johnson Controls International Public Limited Company	1,224	99,510
Northrop Grumman Systems Corp.	125	48,353
Parker-Hannifin Corporation	92	29,357
Raytheon BBN Technologies Corp.	963	82,863
Trane Technologies Public Limited Company	374	75,542
Union Pacific Corporation	186	46,822
		616,907
Consumer Staples 4.9%
Diageo PLC	454	24,771
Dollar General Corporation	274	64,541
Nestle SA - Class N	633	88,562
Procter & Gamble Co.	1,001	163,785
Sysco Corp.	1,461	114,758
The Coca-Cola Company	1,124	66,560
		522,977
Energy 2.1%
Royal Dutch Shell PLC - Class A	3,723	81,923
Royal Dutch Shell PLC - Class A	215	4,725
Total SA (b)	1,866	94,841
Total SA - ADR (b)	793	39,207
		220,696
Utilities 1.7%
Exelon Corporation	1,976	114,134
Sempra Energy	498	65,872
		180,006
Real Estate 1.4%
American Tower Corporation	239	70,024
ProLogis Inc.	306	51,561
VICI Properties Inc. (b)	728	21,910
		143,495
Materials 0.5%
FMC Corporation	473	51,948
Total Common Stocks (cost $4,365,071)		7,061,278
GOVERNMENT AND AGENCY OBLIGATIONS 20.5%
U.S. Treasury Note 8.5%
Treasury, United States Department of
0.13%, 06/30/23 - 12/15/23	84,720	84,044
0.25%, 09/30/23 - 09/30/25	132,440	129,287
0.38%, 10/31/23 - 01/31/26	91,705	90,104
0.50%, 11/30/23 (b)	38,115	37,966
1.75%, 06/30/24	8,930	9,124
0.63%, 10/15/24 (b)	12,440	12,339
1.50%, 10/31/24 - 11/30/28	24,425	24,600
0.75%, 11/15/24 - 08/31/26	77,560	76,310
1.00%, 12/15/24	39,475	39,512
0.25%, 08/31/25 (c)	28,135	27,251
0.88%, 06/30/26 - 09/30/26	107,275	105,464
0.63%, 07/31/26	23,655	22,997
1.13%, 10/31/26	25,970	25,800
1.25%, 11/30/26 - 08/15/31	152,335	151,931
2.88%, 08/15/28	625	683
1.38%, 10/31/28 - 11/15/31	61,210	60,443
		897,855
Mortgage-Backed Securities 6.3%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	111	117
7.00%, 11/01/30 - 06/01/31	13	16
2.50%, 12/01/31 - 01/01/32	2,158	2,238
6.00%, 12/01/39	248	289
3.00%, 11/01/46 - 12/01/46	14,156	14,946
2.00%, 03/01/51	13,649	13,633
2.50%, 12/01/51 (d)	8,250	8,455
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 11/01/44	1,875	2,050
3.07%, 02/01/25	1,350	1,413
2.47%, 05/01/25	2,486	2,566
2.68%, 05/01/25	5,038	5,226
2.99%, 10/01/25	1,723	1,811
3.09%, 10/01/25	827	871
3.50%, 03/01/26	33	34
4.00%, 09/01/26 - 11/01/48	6,952	7,484
2.49%, 12/01/26	5,874	6,111
3.00%, 05/01/27 - 10/01/46	15,662	16,552
7.50%, 09/01/29	3	3
2.50%, 05/01/30 - 01/01/32	2,272	2,355
2.00%, 11/01/31 - 12/01/31	1,034	1,063
7.00%, 10/01/33	12	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
TBA, 2.00%, 01/15/37 - 02/15/52 (d)	205,045	205,130
5.50%, 03/01/38	74	85
6.50%, 10/01/38 - 10/01/39	70	82
5.00%, 07/01/40	96	107
2.50%, 07/01/50 - 01/15/52 (d)	113,569	116,038
TBA, 3.00%, 01/15/52 (d)	75,525	78,272
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	1,963	2,255
6.50%, 04/15/26	3	3
5.50%, 11/15/32 - 02/15/36	36	42
7.00%, 01/15/33 - 05/15/33	6	7
5.00%, 06/20/33 - 06/15/39	1,160	1,296
4.50%, 06/15/40 - 05/15/42	320	356
4.00%, 01/15/41 - 12/20/44	479	517
TBA, 2.00%, 01/15/52 (d)	27,475	27,740
TBA, 2.50%, 01/15/52 (d)	45,500	46,639
TBA, 3.00%, 01/15/52 (d)	48,000	49,690
TBA, 4.00%, 01/15/52 (d)	35,590	37,452
TBA, 4.50%, 01/15/52 (d)	8,325	8,800
		661,759
U.S. Treasury Bond 4.0%
Treasury, United States Department of
1.75%, 08/15/41	79,585	76,986
2.00%, 11/15/41 - 08/15/51	104,565	105,944
2.88%, 05/15/43 - 08/15/45	27,619	32,207
3.38%, 05/15/44	15,335	19,303
3.13%, 08/15/44	8,230	9,985
2.50%, 02/15/45 - 05/15/46	53,200	58,678
3.00%, 05/15/47	5,470	6,638
2.75%, 08/15/47 - 11/15/47	29,644	34,500
1.25%, 05/15/50	1,301	1,104
1.38%, 08/15/50	2,260	1,979
1.63%, 11/15/50	8,020	7,466
1.88%, 02/15/51 - 11/15/51	70,905	70,339
		425,129
Collateralized Mortgage Obligations 0.8%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 1.60%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	1,450	1,452
Federal Home Loan Mortgage Corporation
Series 2016-M3-DNA3, 5.10%, (1 Month USD LIBOR + 5.00%), 12/26/28 (e)	1,693	1,760
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	2,500	2,589
Series 2017-M2-DNA3, REMIC, 2.60%, (1 Month USD LIBOR + 2.50%), 03/25/30 (e)	6,449	6,568
Series GA-4000, REMIC, 2.00%, 07/15/31	482	489
Series 2021-M1-DNA2, REMIC, 0.85%, (SOFR 30-Day Average + 0.80%), 08/25/33 (e)	2,338	2,339
Series PB-4166, REMIC, 1.75%, 03/15/41	574	579
Series JM-4165, REMIC, 3.50%, 09/15/41	918	946
Series AH-4143, REMIC, 1.75%, 09/15/42	5,986	6,025
Series AB-4122, REMIC, 1.50%, 10/15/42	561	559
Series DJ-4322, REMIC, 3.00%, 05/15/43	977	1,001
Series CA-4758, REMIC, 3.00%, 07/15/47	7,500	7,777
Series 2020-M2-DNA5, REMIC, 2.85%, (SOFR 30-Day Average + 2.80%), 10/25/50 (e)	3,925	3,956
Series 2021-M1-DNA1, REMIC, 0.70%, (SOFR 30-Day Average + 0.65%), 01/25/51 (e)	819	819
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	13,721	14,128
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.00%, (1 Month USD LIBOR + 5.90%), 04/25/23 (e)	1,256	1,330
Series 2014-1M2-C04, 5.00%, (1 Month USD LIBOR + 4.90%), 11/25/24 (e)	1,150	1,196
Series 2017-1M2-C05, REMIC, 2.30%, (1 Month USD LIBOR + 2.20%), 01/25/30 (e)	2,661	2,705
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,456	1,450
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	1,361	1,397
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	5,451	5,646
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	14,863	15,327
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	1,693	1,767
Series 2018-PA-77, REMIC, 3.50%, 02/25/48	3,069	3,174
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	3	3
		84,982
Municipal 0.6%
Chicago Transit Authority
6.90%, 12/01/40	2,370	3,338
Golden State Tobacco Securitization Corporation
2.75%, 06/01/34	190	191
3.29%, 06/01/42	375	381
3.00%, 06/01/46	935	958
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	294
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,398
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	770
Illinois, State of
5.10%, 06/01/33	17,995	20,800
Kansas Development Finance Authority
5.37%, 05/01/26	2,220	2,423
Metropolitan Transportation Authority
6.20%, 11/15/26	165	187
7.34%, 11/15/39	75	120
6.09%, 11/15/40	405	563
6.81%, 11/15/40	3,700	5,265
5.18%, 11/15/49	1,330	1,821
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,450	6,775
New York State Thruway Authority
5.88%, 04/01/30	840	1,041
O'Hare International Airport
6.40%, 01/01/40	155	233
Oregon School Boards Association
4.76%, 06/30/28	380	420
Philadelphia, City of
6.55%, 10/15/28	5,225	6,566
Sacramento, City of
6.42%, 08/01/23	1,065	1,155
Sales Tax Securitization Corporation
4.79%, 01/01/48	2,540	3,236
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	451
3.92%, 01/15/53	3,170	3,389
Utility Debt Securitization Authority
3.44%, 12/15/25	665	682
		65,457
Sovereign 0.2%
Gobierno de la Republica de Chile
2.55%, 07/27/33	17,505	17,024
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (f)	4,700	4,881
3.38%, 03/14/24 (f)	210	220
Saudi Arabia, Government of
2.88%, 03/04/23 (f)	3,090	3,163
		25,288
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A2-K1522, REMIC, 2.36%, 10/25/36	5,200	5,305
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 0.48%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	321	321
Series 2021-2A2-M2S, REMIC, 2.39%, 10/25/36 (e)	5,687	5,798
		11,424
Total Government And Agency Obligations (cost $2,144,285)		2,171,894
CORPORATE BONDS AND NOTES 9.2%
Financials 4.3%
ACE Capital Trust II
9.70%, 04/01/30	525	770
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	5,591	5,945
American International Group, Inc.
4.25%, 03/15/29	9,840	11,237
3.40%, 06/30/30	3,425	3,703

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
4.50%, 07/16/44	1,078	1,324
4.75%, 04/01/48	715	914
Avolon Holdings Funding Limited
2.13%, 02/21/26 (f)	5,609	5,502
4.38%, 05/01/26 (f)	3,601	3,840
2.53%, 11/18/27 (f)	12,127	11,812
AXA
8.60%, 12/15/30	425	619
Banco Santander, S.A.
3.13%, 02/23/23 (g)	3,600	3,684
3.85%, 04/12/23	3,000	3,103
Bank of America Corporation
3.00%, 12/20/23	820	837
4.20%, 08/26/24	4,600	4,932
1.73%, 07/22/27	7,535	7,478
3.97%, 02/07/30	2,065	2,278
3.19%, 07/23/30	2,210	2,329
2.30%, 07/21/32	10,685	10,493
2.48%, 09/21/36	6,515	6,306
5.88%, 02/07/42	300	426
3.31%, 04/22/42	2,705	2,843
5.00%, 01/21/44	500	655
Barclays PLC
3.93%, 05/07/25	6,380	6,715
2.89%, 11/24/32 (g)	7,725	7,764
3.33%, 11/24/42 (g)	4,825	4,900
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	3,295	3,576
BNP Paribas
3.38%, 01/09/25 (f) (g)	3,180	3,340
2.82%, 11/19/25 (f) (g)	3,570	3,672
BPCE
5.70%, 10/22/23 (f)	10,150	10,912
5.15%, 07/21/24 (f)	5,670	6,141
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,109
4.20%, 10/29/25	1,245	1,354
Citigroup Inc.
5.88%, 01/30/42	165	234
5.30%, 05/06/44	814	1,061
Cooperatieve Rabobank U.A.
1.11%, 02/24/27 (f)	6,735	6,542
Credit Agricole SA
3.75%, 04/24/23 (f) (g)	1,955	2,025
3.25%, 10/04/24 (f) (g)	3,020	3,169
4.38%, 03/17/25 (f) (g)	5,055	5,423
Credit Suisse (USA), Inc.
3.63%, 09/09/24	325	345
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,926
1.44%, (3 Month USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,553
2.59%, 09/11/25 (f) (g)	2,025	2,063
3.09%, 05/14/32 (f)	18,285	18,588
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25 (g)	2,690	2,853
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,742
3.88%, 09/12/23 (f)	2,910	3,031
5.38%, 01/12/24 (f)	2,265	2,439
1.62%, 09/11/26 (f)	8,775	8,662
Equitable Financial Life Global Funding
1.40%, 08/27/27 (f)	5,650	5,496
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	6,080
HSBC Holdings PLC
3.60%, 05/25/23	2,580	2,675
1.59%, 05/24/27	10,260	10,025
2.21%, 08/17/29 (g)	10,655	10,452
2.80%, 05/24/32	2,640	2,653
2.87%, 11/22/32	7,630	7,699
Imperial Brands Finance PLC
3.75%, 07/21/22 (f) (h)	8,285	8,376
Intercontinental Exchange, Inc.
1.85%, 09/15/32	9,465	9,071
JAB Holdings B.V.
3.75%, 05/28/51 (f)	5,480	6,008
JPMorgan Chase & Co.
3.38%, 05/01/23	590	609
2.52%, 04/22/31	5,845	5,909
1.95%, 02/04/32	875	843
2.58%, 04/22/32	3,080	3,118
6.40%, 05/15/38	425	616
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	135
4.57%, 02/01/29 (f)	456	525
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	587
MetLife, Inc.
4.13%, 08/13/42	265	314
Morgan Stanley
3.70%, 10/23/24	7,950	8,468
1.93%, 04/28/32	5,075	4,848
2.51%, 10/20/32	2,520	2,518
2.48%, 09/16/36	21,630	20,890
National Australia Bank Limited
2.33%, 08/21/30 (f) (g)	9,420	8,973
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,193
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,482
Nippon Life Insurance Company of America
2.90%, 09/16/51 (f)	16,965	16,835
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	601
Santander Holdings USA, Inc.
3.70%, 03/28/22	5,670	5,689
3.40%, 01/18/23	7,435	7,599
Standard Chartered PLC
0.99%, 01/12/25 (f)	5,480	5,421
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	880
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	2,445	2,452
3.63%, 01/22/23	6,875	7,081
1.43%, 03/09/27	17,135	16,783
3.80%, 03/15/30	290	319
2.62%, 04/22/32	3,260	3,277
2.65%, 10/21/32	11,580	11,657
6.25%, 02/01/41	315	457
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	878
U.S. Bancorp
2.49%, 11/03/36	19,560	19,505
UniCredit S.p.A.
1.98%, 06/03/27 (f)	6,815	6,633
Wells Fargo & Company
4.48%, 01/16/24	517	550
4.10%, 06/03/26	1,125	1,226
		456,575
Communication Services 0.8%
AT&T Inc.
2.55%, 12/01/33	3,819	3,740
4.30%, 12/15/42	835	943
3.10%, 02/01/43	8,025	7,781
3.65%, 06/01/51	344	358
3.30%, 02/01/52	6,815	6,685
3.85%, 06/01/60	606	636
Charter Communications Operating, LLC
5.13%, 07/01/49	947	1,097
4.80%, 03/01/50	1,232	1,381
3.70%, 04/01/51	395	382
Comcast Corporation
3.95%, 10/15/25	4,345	4,747
5.65%, 06/15/35	165	219
4.40%, 08/15/35	2,325	2,764
6.50%, 11/15/35	34	49
3.75%, 04/01/40	5,800	6,491
3.97%, 11/01/47	237	271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
4.00%, 11/01/49	285	329
2.89%, 11/01/51 (f)	1,955	1,892
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (f)	1,739	1,860
Discovery Communications, LLC
3.95%, 03/20/28	4,376	4,756
4.13%, 05/15/29	1,924	2,119
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	570
7.30%, 07/01/38	285	404
6.75%, 06/15/39	285	387
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	6,378	6,657
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	212
T-Mobile USA, Inc.
2.70%, 03/15/32 (f)	16,515	16,613
Verizon Communications Inc.
2.36%, 03/15/32 (f)	10,146	10,003
4.81%, 03/15/39	374	467
4.75%, 11/01/41	265	327
		84,140
Utilities 0.8%
American Transmission Systems, Incorporated
2.65%, 01/15/32 (f)	6,020	6,092
Berkshire Hathaway Energy Company
6.13%, 04/01/36	798	1,088
5.95%, 05/15/37	780	1,051
Boston Gas Company
3.15%, 08/01/27 (f)	960	1,000
Cleco Corporate Holdings LLC
3.74%, 05/01/26	6,949	7,414
3.38%, 09/15/29	2,685	2,743
Commonwealth Edison Company
3.65%, 06/15/46	465	519
Consolidated Edison Company of New York, Inc.
3.20%, 12/01/51	3,990	4,021
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,886
Georgia Power Company
4.75%, 09/01/40	1,085	1,283
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	694
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,774
MidAmerican Energy Company
4.25%, 05/01/46	55	67
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (f)	2,851	3,141
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	6,200	6,153
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	387
PECO Energy Company
2.85%, 09/15/51	2,000	1,997
Pennsylvania Electric Company
3.60%, 06/01/29 (f)	1,158	1,238
San Diego Gas & Electric Company
1.70%, 10/01/30	13,065	12,534
Sempra Energy
4.13%, 04/01/52	6,405	6,472
Southern California Edison Company
2.40%, 02/01/22	685	686
3.70%, 08/01/25	735	784
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,328
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	10,007
The Southern Company
2.95%, 07/01/23	2,820	2,889
4.00%, 01/15/51	1,320	1,346
		81,594
Energy 0.7%
Energy Transfer LP
7.60%, 02/01/24	1,030	1,122
4.95%, 06/15/28	2,925	3,299
Equinor ASA
3.00%, 04/06/27	11,800	12,458
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	27,705	27,195
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,902
3.45%, 10/15/27 (f)	465	486
Hess Corporation
7.30%, 08/15/31	7,695	10,298
5.60%, 02/15/41	4,305	5,338
Qatar Petroleum
3.13%, 07/12/41 (f)	3,745	3,787
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	4,980
		71,865
Information Technology 0.6%
Apple Inc.
3.25%, 02/23/26	1,106	1,183
Broadcom Inc.
4.70%, 04/15/25	11,565	12,656
2.60%, 02/15/33 (f)	3,520	3,417
3.42%, 04/15/33 (f)	7,225	7,540
Global Payments Inc.
2.15%, 01/15/27	4,265	4,284
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (f)	16,100	15,618
Microchip Technology Incorporated
0.97%, 02/15/24	10,715	10,621
Oracle Corporation
3.65%, 03/25/41	2,860	2,876
3.60%, 04/01/50	2,125	2,082
3.95%, 03/25/51	7,040	7,303
3.85%, 04/01/60	1,495	1,484
		69,064
Health Care 0.6%
AbbVie Inc.
3.45%, 03/15/22	3,525	3,542
3.80%, 03/15/25	3,150	3,357
Aetna Inc.
2.80%, 06/15/23	3,340	3,420
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,710
Boston Scientific Corporation
2.65%, 06/01/30	7,220	7,359
Children's National Medical Center
2.93%, 07/15/50	3,145	3,090
CommonSpirit Health
4.20%, 08/01/23	5,150	5,377
4.35%, 11/01/42	1,575	1,827
4.19%, 10/01/49	2,854	3,324
3.91%, 10/01/50	325	364
CVS Health Corporation
4.88%, 07/20/35	1,135	1,392
Dignity Health
3.81%, 11/01/24	1,703	1,817
4.50%, 11/01/42	4,186	4,964
Gilead Sciences, Inc.
2.80%, 10/01/50	6,255	6,056
Mercy Health
3.56%, 08/01/27	4,070	4,359
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31	5,310	5,184
Sutter Health
2.29%, 08/15/30	1,555	1,558
The Toledo Hospital
5.33%, 11/15/28	4,045	4,567
5.75%, 11/15/38	1,475	1,714
		65,981

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Industrials 0.6%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,553
Canadian Pacific Railway Limited
2.45%, 12/02/31	5,825	5,928
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	10,267
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (f)	1,545	1,595
3.95%, 03/10/25 (f)	10,090	10,762
The Boeing Company
1.43%, 02/04/24 (h)	5,550	5,542
2.20%, 02/04/26 (h)	7,410	7,407
3.25%, 03/01/28	3,990	4,135
3.45%, 11/01/28	1,695	1,779
3.63%, 02/01/31	2,045	2,181
3.95%, 08/01/59	2,320	2,391
United Technologies Corporation
3.95%, 08/16/25	2,545	2,758
		59,298
Consumer Discretionary 0.3%
AutoZone, Inc.
3.25%, 04/15/25	3,000	3,150
Discovery Communications, LLC
4.65%, 05/15/50	801	938
4.00%, 09/15/55	2,794	2,950
ERAC USA Finance LLC
3.30%, 10/15/22 (f)	1,045	1,064
Genting New York LLC
3.30%, 02/15/26 (f)	10,068	9,921
Hyundai Capital America
0.80%, 04/03/23 (f)	7,830	7,812
Volkswagen Group of America, Inc.
3.35%, 05/13/25 (f)	4,370	4,599
		30,434
Real Estate 0.3%
American Tower Corporation
5.00%, 02/15/24	410	442
Cubesmart, L.P.
2.25%, 12/15/28	5,660	5,678
EPR Properties
4.75%, 12/15/26	1,245	1,331
4.95%, 04/15/28	1,240	1,337
3.75%, 08/15/29	7,890	7,956
3.60%, 11/15/31	11,400	11,339
		28,083
Consumer Staples 0.2%
Altria Group, Inc.
4.50%, 05/02/43	415	434
BAT Capital Corp.
3.56%, 08/15/27	16,355	17,161
Conagra Brands, Inc.
1.38%, 11/01/27	4,250	4,078
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,774
		24,447
Total Corporate Bonds And Notes (cost $956,454)		971,481
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.0%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	886	797
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	7,290	7,176
Angel Oak Mortgage Trust
Series 2019-A1-4, REMIC, 2.99%, 08/25/23 (e)	515	515
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	715	715
Angel Oak Mortgage Trust 2021-6
Series 2021-A1-6, 1.46%, 09/27/66	12,647	12,576
Angel Oak Mortgage Trust I, LLC
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e)	715	715
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	633	635
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-A5-MF3, REMIC, 2.57%, 10/16/54	6,610	6,811
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 08/16/27	152	152
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 1.21%, (3 Month USD LIBOR + 1.09%), 01/15/31 (e)	1,355	1,349
Bain Capital Credit CLO
Series 2021-A-3A, 1.29%, (3 Month USD LIBOR + 1.16%), 07/24/34 (e)	2,535	2,534
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,212
Bank 2021-BNK35
Series 2021-A5-BN35, REMIC, 2.28%, 07/17/31 (e)	10,260	10,334
Battalion CLO Ltd
Series 2021-B-20A, 1.88%, (3 Month USD LIBOR + 1.75%), 07/17/34 (e)	2,995	2,993
Bayview Koitere Fund Trust
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (e)	668	674
Series 2017-A-RT4, REMIC, 3.50%, 07/28/57 (e)	1,461	1,484
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, REMIC, 3.50%, 06/28/57 (e)	928	939
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, REMIC, 3.50%, 01/28/55 (e)	672	681
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 2.15%, (1 Month USD LIBOR + 2.05%), 11/15/22 (e)	3,450	3,453
BlueMountain CLO Ltd
Series 2021-B-31A, 1.82%, (3 Month USD LIBOR + 1.70%), 04/19/34 (e)	3,000	2,990
Series 2021-A-32A, 1.29%, (3 Month USD LIBOR + 1.17%), 10/16/34 (e)	6,910	6,910
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 1.41%, (1 Month USD LIBOR + 1.30%), 10/15/26 (e)	7,510	7,491
BX Trust 2021-LGCY
Series 2021-A-LGCY, 0.60%, 10/15/36 (e)	17,700	17,508
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 0.74%, (1 Month USD LIBOR + 0.65%), 08/17/26 (e)	7,920	7,856
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (i)	1,764	1,755
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	1,082	1,093
Cent CLO
Series 2021-A1-31A, 1.33%, (3 Month USD LIBOR + 1.20%), 04/20/34 (e)	5,100	5,102
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,601	1,572
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	839	827
CFMT 2021-AL1 LLC
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	15,077	15,042
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	30	29
COLT 2021-5 Mortgage Loan Trust
Series 2021-A1-5, REMIC, 1.73%, 11/25/66 (e)	6,721	6,712
COLT Mortgage Loan Trust
Series 2020-A1-1, REMIC, 2.49%, 02/25/50 (e)	789	789
Columbia Cent CLO 27 Ltd
Series 2018-AR-27A, 1.35%, 01/25/35 (e)	900	899
Columbia Cent CLO 30 Limited
Series 2020-B-30A, 1.88%, (3 Month USD LIBOR + 1.75%), 01/20/34 (e)	1,240	1,238
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	887
Credit Acceptance Auto Loan Trust 2020-3
Series 2020-A-3A, 1.24%, 10/15/29	8,645	8,644
CSMC 2021-NQM8 Trust
Series 2021-A1-NQM8, REMIC, 1.84%, 11/25/25 (e)	3,820	3,817
Domino's Pizza, Inc.
Series 2021-A2II-1A, 3.15%, 04/25/31	4,134	4,218

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Enterprise Fleet Financing, LLC
Series 2018-A2-3, 3.38%, 05/20/24	4	4
FirstKey Homes 2021-SFR1 Trust
Series 2021-A-SFR1, REMIC, 1.77%, 08/17/26	8,223	8,073
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	2,188	2,231
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	3,892	3,921
Ford Credit Auto Lease Trust 2021-A
Series 2021-C-A, 0.78%, 07/15/23	2,910	2,891
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,368
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,151
FREMF Mortgage Trust
Series 2013-B-K24, REMIC, 3.51%, 09/25/22 (e)	730	742
Series 2017-B-K725, REMIC, 3.88%, 02/25/24 (e)	725	758
Series 2015-B-K44, REMIC, 3.67%, 01/25/25 (e)	1,300	1,359
Series 2015-B-K46, REMIC, 3.69%, 03/25/25 (e)	720	757
Series 2015-B-K50, REMIC, 3.78%, 08/25/25 (e)	910	968
Series 2018-B-K733, REMIC, 4.08%, 09/25/25 (e)	4,015	4,311
Series 2016-B-K55, REMIC, 4.30%, 04/25/26 (e)	1,165	1,262
Galaxy XXIV CLO, Ltd
Series 2017-B-24A, 1.52%, (3 Month USD LIBOR + 1.40%), 01/15/31 (e)	2,000	1,987
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,161
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,996	7,006
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	201	194
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	762	754
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (i)	1,356	1,341
KKR Clo 16 Ltd
Series A1R2-16, 1.34%, (3 Month USD LIBOR + 1.21%), 10/20/34 (e)	3,690	3,693
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 0.81%, (1 Month USD LIBOR + 0.70%), 03/15/23 (e)	1,460	1,449
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (i)	817	819
Magnetite VII Ltd
Series 2012-A1R2-7A, 0.92%, (3 Month USD LIBOR + 0.80%), 01/18/28 (e)	4,182	4,185
Magnetite XVIII, Limited
Series 2016-BR-18A, 1.66%, (3 Month USD LIBOR + 1.50%), 11/15/28 (e)	6,315	6,317
Magnetite XXIX, Limited
Series 2021-B-29A, 1.52%, (3 Month USD LIBOR + 1.40%), 01/17/34 (e)	3,500	3,500
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	422	422
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	951	970
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (e)	20	20
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	829	836
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-BR-25A, 1.47%, (3 Month USD LIBOR + 1.35%), 10/18/29 (e)	7,170	7,133
New Economy Assets Phase 1 Sponsor LLC
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	2,399
OneMain Direct Auto Receivables Trust
Series 2018-A-1A, 3.43%, 12/16/24	195	195
Race Point VIII CLO, Ltd
Series 2013-BR2-8A, 1.66%, (3 Month USD LIBOR + 1.50%), 02/20/30 (e)	505	501
Regatta VI Funding Ltd
Series 2016-AR2-1A, 1.29%, (3 Month USD LIBOR + 1.16%), 04/20/34 (e)	6,000	5,997
Santander Retail Auto Lease Trust
Series 2019-A3-B, REMIC, 2.30%, 03/20/22	222	223
SBA Towers, LLC
Series SBATT-1C-181, 3.45%, 03/15/23 (f)	2,595	2,606
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,980
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,533
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,467
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/33	2,396	2,287
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	1,009
Series 2021-A-3-A, 2.51%, 11/15/45	605	593
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	9,800	9,765
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	3,217
Shackleton CLO Ltd
Series 2021-A-16A, 1.33%, (3 Month USD LIBOR + 1.21%), 10/20/34 (e)	1,910	1,912
Sofi Consumer Loan Program 2021-1 Trust
Series 2021-A-1, 0.49%, 06/25/24	2,344	2,334
Sonic Capital LLC
Series 2021-A2I-1A, 2.19%, 08/20/28	3,805	3,708
Sound Point CLO, Ltd.
Series 2013-A1-2RA, 1.07%, (3 Month USD LIBOR + 0.95%), 04/16/29 (e) (f)	5,400	5,388
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-B-MFP, REMIC, 1.18%, 11/15/23 (e)	8,820	8,771
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	946	940
Starwood Mortgage Residential Trust 2021-6
Series 2021-A1-6, REMIC, 1.92%, 11/25/66	5,848	5,864
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 1.08%, (3 Month USD LIBOR + 0.95%), 07/14/26 (e)	655	655
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	3,415	3,346
Series 2021-A2II-1A, 2.29%, 02/25/29	3,125	3,060
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (e)	67	68
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	224	226
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	699	713
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	1,571	1,595
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	451	450
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	42	42
Vantage Data Centers Issuer, LLC
Series 2019-A2-1A, 3.19%, 07/15/24	3,692	3,761
Series 2020-A2-1A, 1.65%, 09/15/25	5,400	5,302
Voya CLO Ltd
Series 2014-AAR2-1A, 1.11%, (3 Month USD LIBOR + 0.99%), 04/18/31 (e)	858	858
Wellfleet CLO X, Ltd.
Series 2019-A2R-XA, 1.88%, (3 Month USD LIBOR + 1.75%), 07/20/32 (e)	3,000	2,998
Wells Fargo Commercial Mortgage Trust
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,970
Series 2017-A5-C38, REMIC, 3.45%, 06/17/27	5,400	5,824
Total Non-U.S. Government Agency Asset-Backed Securities (cost $320,476)		320,264
SHORT TERM INVESTMENTS 6.3%
Investment Companies 6.1%
JNL Government Money Market Fund, 0.01% (j) (k)	652,018	652,018

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund, 0.03% (j) (k)	21,553	21,553
Total Short Term Investments (cost $673,571)		673,571
Total Investments 105.6% (cost $8,459,857)		11,198,488
Other Derivative Instruments (0.0)%		(77)
Other Assets and Liabilities, Net (5.6)%		(591,279)
Total Net Assets 100.0%		10,607,132

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2021, the total payable for investments purchased on a delayed delivery basis was $577,961.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2021, the value and the percentage of net assets of these securities was $383,499 and 3.6% of the Fund.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2021.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	308	March 2022	39,946	19	238
United States 2 Year Note	484	April 2022	105,649	23	(54)
United States 5 Year Note	192	April 2022	23,207	14	21
				56	205
Short Contracts
United States 10 Year Ultra Bond	(500)	March 2022	(72,541)	(133)	(678)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	6,736,383	324,895	—	7,061,278
Government And Agency Obligations	—	2,171,894	—	2,171,894
Corporate Bonds And Notes	—	971,481	—	971,481
Non-U.S. Government Agency Asset-Backed Securities	—	320,264	—	320,264
Short Term Investments	673,571	—	—	673,571
	7,409,954	3,788,534	—	11,198,488
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	259	—	—	259
	259	—	—	259
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(732)	—	—	(732)
	(732)	—	—	(732)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.1%
Financials 20.1%
Ares Management Corporation - Class A	51	4,118
Bank of America Corporation	437	19,436
BlackRock, Inc.	12	10,737
Chubb Limited	78	15,050
JPMorgan Chase & Co.	156	24,744
M&T Bank Corporation	34	5,274
MetLife, Inc.	229	14,284
Morgan Stanley	179	17,568
Progressive Corp.	78	8,028
The PNC Financial Services Group, Inc.	41	8,210
Truist Financial Corporation	162	9,485
		136,934
Health Care 16.5%
Anthem, Inc.	15	6,980
AstraZeneca PLC - ADR	116	6,772
Baxter International Inc.	81	6,974
Becton, Dickinson and Company	30	7,643
Eli Lilly & Co.	52	14,385
Johnson & Johnson	134	22,851
Medtronic Public Limited Company	44	4,556
Merck & Co., Inc.	137	10,493
Pfizer Inc.	341	20,118
UnitedHealth Group Incorporated	23	11,720
		112,492
Consumer Staples 13.9%
Archer-Daniels-Midland Company	121	8,180
Kellogg Co.	69	4,444
Kimberly-Clark Corporation	60	8,505
Mondelez International, Inc. - Class A	220	14,613
Nestle S.A. - Series B - ADR	41	5,698
PepsiCo, Inc.	53	9,153
Philip Morris International Inc.	128	12,138
Procter & Gamble Co.	121	19,859
The Coca-Cola Company	99	5,861
Unilever Plc - ADR	114	6,121
		94,572
Industrials 9.9%
Caterpillar Inc.	30	6,131
Eaton Corporation Public Limited Company	67	11,522
General Dynamics Corporation	52	10,845
Honeywell International Inc.	18	3,668
Johnson Controls International Public Limited Company	106	8,626
L3Harris Technologies, Inc.	27	5,708
Lockheed Martin Corporation	19	6,851
Raytheon BBN Technologies Corp.	99	8,522
Union Pacific Corporation	24	6,019
		67,892
Information Technology 9.5%
Analog Devices, Inc.	54	9,415
Cisco Systems, Inc.	366	23,175
Corning Incorporated	198	7,382
Fidelity National Information Services, Inc.	32	3,467
TE Connectivity Ltd. (a)	63	10,200
Texas Instruments Incorporated	60	11,309
		64,948
Utilities 7.7%
American Electric Power Company, Inc.	119	10,597
Dominion Energy, Inc.	92	7,226
DTE Energy Company	26	3,146
Duke Energy Corporation	69	7,198
Entergy Corporation	40	4,523
Exelon Corporation	172	9,934
Sempra Energy	65	8,638
UGI Corp.	22	1,010
		52,272
Energy 6.3%
ConocoPhillips	198	14,255
Coterra Energy Inc	291	5,531
Phillips 66	33	2,412
Pioneer Natural Resources Co.	79	14,294
TC Energy Corporation (b)	134	6,235
		42,727
Consumer Discretionary 5.3%
Lowe`s Companies, Inc.	50	12,936
McDonald's Corporation	28	7,542
The Home Depot, Inc.	25	10,497
TJX Cos. Inc.	64	4,896
		35,871
Materials 4.3%
Celanese Corp. - Class A	56	9,425
LyondellBasell Industries N.V. - Class A	80	7,422
PPG Industries, Inc.	63	10,818
Rio Tinto PLC - ADR (b)	27	1,816
		29,481
Communication Services 3.6%
Comcast Corporation - Class A	328	16,516
Verizon Communications Inc.	152	7,919
		24,435
Real Estate 1.0%
Crown Castle International Corp.	32	6,762
Total Common Stocks (cost $612,865)		668,386
PREFERRED STOCKS 0.8%
Health Care 0.8%
Roche Holding AG	13	5,292
Total Preferred Stocks (cost $4,347)		5,292
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund, 0.03% (c) (d)	8,156	8,156
Investment Companies 0.9%
JNL Government Money Market Fund, 0.01% (c) (d)	6,219	6,219
Total Short Term Investments (cost $14,375)		14,375
Total Investments 101.0% (cost $631,587)		688,053
Other Assets and Liabilities, Net (1.0)%		(6,490)
Total Net Assets 100.0%		681,563

(a) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/WMC Equity Income Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Vanguard Variable Insurance Fund - Equity Income Portfolio	562,576	54,363	578,374	24,340	894	(39,459)	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL/WMC Equity Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/19/21	8,331	10,200	1.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	668,386	—	—	668,386
Preferred Stocks	5,292	—	—	5,292
Short Term Investments	14,375	—	—	14,375
	688,053	—	—	688,053

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 99.0%
United States of America 59.2%
Alexandria Real Estate Equities, Inc.	98	21,759
American Tower Corporation	99	29,021
AvalonBay Communities, Inc.	71	17,882
Brixmor Property Group Inc.	1,202	30,532
Caesars Entertainment, Inc. (a)	53	4,986
Camden Property Trust	130	23,227
CBRE Group, Inc. - Class A (a)	237	25,768
D.R. Horton, Inc.	46	4,958
Douglas Emmett, Inc.	304	10,176
Equinix, Inc.	23	19,605
Extra Space Storage Inc.	145	32,899
Independence Realty Trust, Inc.	815	21,056
Invitation Homes Inc.	589	26,691
Kimco Realty Corporation	825	20,337
Life Storage Inc.	156	23,898
Phillips Edison & Company, Inc. (b)	74	2,454
Playa Hotels & Resorts N.V. (a)	1,583	12,636
ProLogis Inc.	421	70,943
Rexford Industrial Realty, Inc.	303	24,571
Ryman Hospitality Properties, Inc. (a)	165	15,147
SBA Communications Corporation	48	18,505
Simon Property Group, Inc.	175	27,936
SL Green Realty Corp.	267	19,155
Sun Communities Inc.	123	25,749
UDR, Inc.	511	30,687
VICI Properties Inc. (b)	547	16,466
Welltower Inc.	346	29,653
		606,697
Japan 9.6%
Comforia Residential REIT, Inc	3	9,749
CRE Logistics REIT, Inc.	6	12,714
Heiwa Real Estate REIT, Inc.	4	4,837
Hoshino Resorts REIT, Inc.	1	8,584
Mitsui Fudosan Co. Ltd.	990	19,627
Open House Co.,Ltd.	158	8,285
Oriental Land Co. Ltd.	102	17,147
SRE Holdings Corporation (a)	79	4,967
Tokyo Tatemono Co. Ltd.	849	12,410
		98,320
United Kingdom 6.1%
Safestore Holdings PLC	919	17,537
Savills PLC	849	16,146
The Unite Group PLC	674	10,132
Workspace Group PLC	1,725	18,929
		62,744
Sweden 4.7%
AB Sagax - Class B	305	10,258
Catena AB	205	12,771
Cibus Nordic Real Estate AB (publ)	235	7,583
Fastighets Ab Balder - Class B (a)	248	17,836
		48,448
Australia 4.6%
Charter Hall Limited	531	7,944
Goodman Funding Pty Ltd	1,096	21,144
Lifestyle Communities Ltd	679	10,274
Mirvac Group	3,569	7,568
		46,930
Canada 3.6%
Brookfield Asset Management Inc. - Class A	330	19,912
StorageVault Canada Inc.	2,948	16,804
		36,716
Hong Kong 3.0%
CK Asset Holdings Limited	2,625	16,533
Hongkong Land Holdings Ltd.	2,684	13,952
		30,485
Spain 2.1%
Cellnex Telecom, S.A. (c)	368	21,394
Singapore 1.5%
Capitaland Investment Limited (a)	6,064	15,358
Germany 1.4%
Vonovia SE	257	14,196
Finland 1.0%
Kojamo Oyj (c)	438	10,588
Belgium 0.9%
VGP	33	9,616
Vietnam 0.8%
Vinhomes Joint Stock Company	2,326	8,382
Thailand 0.5%
Central Pattana Public Company Limited	2,864	4,839
Malta 0.0%
BGP Holdings PLC (a) (d)	5,552	4
Total Common Stocks (cost $844,838)		1,014,717
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund, 0.01% (e) (f)	4,658	4,658
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund, 0.03% (e) (f)	429	429
Total Short Term Investments (cost $5,087)		5,087
Total Investments 99.5% (cost $849,925)		1,019,804
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net 0.5%		5,105
Total Net Assets 100.0%		1,024,905

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2021.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	04/15/21	20,624	21,394	2.1
Kojamo Oyj	04/19/21	10,120	10,588	1.0
		30,744	31,982	3.1

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CAD	BCL	01/04/22	CAD	(204)	(161)	(1)
USD/JPY	BNP	01/05/22	JPY	(324,134)	(2,818)	(3)
					(2,979)	(4)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	606,697	—	—	606,697
Japan	—	98,320	—	98,320
United Kingdom	—	62,744	—	62,744
Sweden	—	48,448	—	48,448
Australia	—	46,930	—	46,930
Canada	36,716	—	—	36,716
Hong Kong	—	30,485	—	30,485
Spain	—	21,394	—	21,394
Singapore	—	15,358	—	15,358
Germany	—	14,196	—	14,196
Finland	—	10,588	—	10,588
Belgium	—	9,616	—	9,616
Vietnam	—	8,382	—	8,382
Thailand	—	4,839	—	4,839
Malta	—	—	4	4
Short Term Investments	5,087	—	—	5,087
	648,500	371,300	4	1,019,804
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(4)	—	(4)
	—	(4)	—	(4)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 79.5%
U.S. Treasury Bill 58.0%
Treasury, United States Department of
0.05%, 01/06/22 (a)	23,025	23,025
0.05%, 01/11/22 (a)	33,006	33,005
0.05%, 01/13/22 (a)	71,225	71,224
0.05%, 01/27/22 (a)	12,300	12,299
0.05%, 02/01/22 (a)	56,353	56,351
0.05%, 02/03/22 (a)	42,061	42,059
0.05%, 02/08/22 (a)	102,175	102,169
0.05%, 02/15/22 (a)	95,550	95,544
0.05%, 03/01/22 (a)	57,775	57,770
0.06%, 03/08/22 (a)	22,275	22,273
0.06%, 03/15/22 (a)	65,050	65,043
0.06%, 03/22/22 (a)	64,525	64,517
0.05%, 03/24/22 (a)	41,925	41,918
0.07%, 03/29/22 (a)	43,125	43,118
0.08%, 04/05/22 (a)	43,025	43,017
0.06%, 04/14/22 (a)	59,700	59,691
0.09%, 04/19/22 (a)	42,525	42,513
0.06%, 04/28/22 (a)	46,550	46,541
0.13%, 05/03/22 (a)	15,000	14,994
0.07%, 05/05/22 (a)	45,775	45,765
0.07%, 05/12/22 (a)	22,050	22,045
0.07%, 05/19/22 (a)	10,800	10,797
0.09%, 06/02/22 (a)	21,550	21,542
0.11%, 06/09/22 (a)	43,225	43,205
0.09%, 06/16/22 (a)	43,920	43,897
0.16%, 06/23/22 (a)	31,900	31,875
0.21%, 06/30/22 (a)	21,275	21,253
0.08%, 08/11/22 (a)	17,350	17,341
0.24%, 12/01/22 (a)	10,750	10,726
0.40%, 12/29/22 (a)	10,600	10,558
		1,216,075
U.S. Government Agency Obligations 11.3%
Council of Federal Home Loan Banks
0.11%, (SOFR + 0.06%), 02/11/22 (b) (c)	8,650	8,650
0.06%, (SOFR + 0.01%), 03/30/22 (b) (c)	23,000	23,000
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.18%, (3 Month Treasury + 0.09%), 06/03/22 (b) (c)	8,515	8,516
Federal Farm Credit Banks Consolidated Systemwide Bonds
0.07%, (SOFR + 0.03%), 12/06/22 (b) (c)	43,075	43,075
0.10%, (SOFR + 0.05%), 09/29/23 (b) (c)	12,380	12,380
Federal Farm Credit Banks Funding Corporation
0.06%, (SOFR + 0.01%), 02/23/22 (b) (c)	72,000	71,999
0.36%, (3 Month Treasury + 0.27%), 05/16/22 (b) (c)	6,150	6,149
0.10%, (SOFR + 0.05%), 09/08/22 (b) (c)	18,700	18,699
0.10%, (Fed Funds + 0.02%), 04/13/23 (b) (c)	14,500	14,500
Federal Home Loan Bank of New York
0.11%, (SOFR + 0.06%), 05/12/22 (b) (c)	30,000	30,000
		236,968
U.S. Treasury Note 10.2%
Treasury, United States Department of
1.38%, 01/31/22	25,675	25,703
1.50%, 01/31/22	45,000	45,053
0.20%, (3 Month Treasury + 0.11%), 04/30/22 (b)	48,075	48,091
0.13%, 05/31/22	11,725	11,728
1.88%, 05/31/22 - 08/31/22	36,925	37,261
0.14%, (3 Month Treasury + 0.06%), 10/31/22 (b)	46,175	46,193
		214,029
Total Government And Agency Obligations (cost $1,667,072)		1,667,072
REPURCHASE AGREEMENTS 5.3%
Repurchase Agreements (d)		112,000
Total Repurchase Agreements (cost $112,000)		112,000
Total Investments 84.8% (cost $1,779,072)		1,779,072
Other Assets and Liabilities, Net 15.2%		318,302
Total Net Assets 100.0%		2,097,374

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at December 31, 2021, see Repurchase Agreements in the Schedules of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 2.25%, due 05/15/41	98	102	0.05	12/31/21	01/03/22	100	100	100
BNP	Federal Home Loan Mortgage Corporation, 3.29%, due 01/01/49	-	-
	Treasury, United States Department of, 0.00%-6.38%, due 01/27/22-08/15/51	57,136	57,299
	Government National Mortgage Association, 2.50%-4.00%, due 01/20/49-07/20/51	26,758	27,457
	Federal National Mortgage Association, Inc., 5.63%, due 07/15/37	4	6
		83,898	84,762	0.05	12/31/21	01/03/22	83,100	83,100	83,100
BOA	Treasury, United States Department of, 2.63%, due 02/28/23	99	102	0.05	12/31/21	01/03/22	100	100	100
DUB	Treasury, United States Department of, 0.00%, due 02/17/22	102	102	0.04	12/31/21	01/03/22	100	100	100
GSC	Government National Mortgage Association, 3.50%-4.00%, due 02/20/50-12/20/51	1,803	1,945
	Federal National Mortgage Association, Inc., 2.50%-6.50%, due 07/01/23-05/01/53	19,222	20,593
	Federal Home Loan Mortgage Corporation, 2.50%-4.50%, due 02/01/39-11/01/50	6,167	6,430
		27,192	28,968	0.05	12/31/21	01/03/22	28,400	28,400	28,400
JPM	Treasury, United States Department of, 0.13%-5.50%, due 10/31/22-08/15/28	103	102	0.05	12/31/21	01/03/22	100	100	100
RBC	Federal National Mortgage Association, Inc., 2.00%-4.00%, due 06/01/33-05/01/51	92	93
	Federal Home Loan Mortgage Corporation, 2.00%-4.00%, due 06/01/45-12/01/51	8	9
		100	102	0.05	12/31/21	01/03/22	100	100	100
									112,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,667,072	—	1,667,072
Repurchase Agreements	—	112,000	—	112,000
	—	1,779,072	—	1,779,072

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.0%
Financials 20.8%
Ares Management Corporation - Class A	234	18,992
Assurant, Inc.	119	18,615
Bank of America Corporation	836	37,198
Chubb Limited	167	32,270
JPMorgan Chase & Co.	381	60,351
LPL Financial Holdings Inc.	140	22,416
M&T Bank Corporation	167	25,641
MetLife, Inc.	512	32,003
Morgan Stanley	333	32,679
Progressive Corp.	202	20,721
The PNC Financial Services Group, Inc.	127	25,403
Truist Financial Corporation	383	22,446
		348,735
Health Care 20.0%
Anthem, Inc.	88	40,890
AstraZeneca PLC - ADR	354	20,597
Becton, Dickinson and Company	91	22,874
Boston Scientific Corporation (a)	487	20,666
Centene Corporation (a)	329	27,069
Eli Lilly & Co.	111	30,690
Medtronic Public Limited Company	236	24,448
Merck & Co., Inc.	392	30,024
Pfizer Inc.	977	57,709
UnitedHealth Group Incorporated	120	60,359
		335,326
Information Technology 14.1%
Amdocs Limited	219	16,363
Analog Devices, Inc.	130	22,890
Cisco Systems, Inc.	779	49,364
Corning Incorporated	598	22,277
F5 Networks, Inc. (a)	106	25,959
Fidelity National Information Services, Inc.	201	21,954
Global Payments Inc.	160	21,627
Micron Technology, Inc.	266	24,776
Qorvo, Inc. (a)	130	20,302
VMware, Inc. - Class A	98	11,398
		236,910
Industrials 11.2%
Fortune Brands Home & Security, Inc.	177	18,968
General Dynamics Corporation	103	21,438
Hubbell Inc.	92	19,118
Johnson Controls International Public Limited Company	276	22,466
Knight-Swift Transportation Holdings Inc. - Class A	281	17,126
L3Harris Technologies, Inc.	100	21,410
Middleby Corp. (a)	107	20,975
Northrop Grumman Systems Corp.	55	21,443
Raytheon BBN Technologies Corp.	297	25,574
		188,518
Communication Services 7.0%
Alphabet Inc. - Class C (a)	12	33,117
Comcast Corporation - Class A	843	42,421
Electronic Arts Inc.	183	24,176
Omnicom Group Inc.	255	18,691
		118,405
Consumer Discretionary 5.9%
Gentex Corp.	649	22,632
Lennar Corporation - Class A	172	19,960
The Home Depot, Inc.	40	16,549
TJX Cos. Inc.	281	21,328
Victoria's Secret & Co. (a)	325	18,047
		98,516
Utilities 4.3%
Dominion Energy, Inc.	289	22,716
Exelon Corporation	457	26,419
Sempra Energy	178	23,577
		72,712
Energy 4.2%
ConocoPhillips	366	26,428
Phillips 66	284	20,557
Pioneer Natural Resources Co.	128	23,302
		70,287
Real Estate 3.9%
CBRE Group, Inc. - Class A (a)	184	19,968
Gaming and Leisure Properties, Inc.	506	24,609
Host Hotels & Resorts, Inc. (a)	1,209	21,022
		65,599
Materials 3.7%
Axalta Coating Systems Ltd. (a)	552	18,275
Celanese Corp. - Class A	146	24,460
Sealed Air Corporation	284	19,151
		61,886
Consumer Staples 2.9%
Keurig Dr Pepper Inc.	620	22,851
Mondelez International, Inc. - Class A	381	25,253
		48,104
Total Common Stocks (cost $1,216,645)		1,644,998
PREFERRED STOCKS 1.2%
Health Care 1.2%
Roche Holding AG	49	20,466
Total Preferred Stocks (cost $13,532)		20,466
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund, 0.01% (b) (c)	14,923	14,923
Total Short Term Investments (cost $14,923)		14,923
Total Investments 100.1% (cost $1,245,100)		1,680,387
Other Assets and Liabilities, Net (0.1)%		(1,312)
Total Net Assets 100.0%		1,679,075

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2021.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,644,998	—	—	1,644,998
Preferred Stocks	20,466	—	—	20,466
Short Term Investments	14,923	—	—	14,923
	1,680,387	—	—	1,680,387

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the year ended December 31, 2021. The following table details the investments held during the year ended December 31, 2021.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Bond Index Fund	137,621	130,939	268,560	—	—	—
JNL/Mellon Emerging Markets Index Fund	11,021	71,959	82,980	—	—	—
JNL/Mellon International Index Fund	3,682	40,908	44,590	—	—	—
JNL/Mellon S&P 400 MidCap Index Fund	24,201	164,431	188,632	—	—	—
JNL/Mellon Small Cap Index Fund	6,493	259,337	265,830	—	—	—
JNL iShares Tactical Growth Fund	472	52,418	52,890	—	—	—
JNL iShares Tactical Moderate Fund	157	40,213	40,112	—	258	0.1
JNL iShares Tactical Moderate Growth Fund	1,250	43,925	44,902	—	273	0.1
JNL/Vanguard Growth ETF Allocation Fund	1,273	961,193	961,193	—	1,273	0.1
JNL/Vanguard Moderate ETF Allocation Fund	1,716	85,907	86,691	—	932	0.2
JNL/Vanguard Moderate Growth ETF Allocation Fund	3,730	131,259	134,530	—	459	—
JNL Bond Index Fund	—	416,609	243,813	16	172,796	13.1
JNL Emerging Markets Index Fund	—	125,289	115,075	1	10,214	1.0
JNL International Index Fund	—	127,462	118,308	1	9,154	0.3
JNL Mid Cap Index Fund	—	357,003	307,324	3	49,679	1.3
JNL Small Cap Index Fund	—	259,557	250,673	1	8,884	0.3
JNL Multi-Manager Alternative Fund	131,983	1,356,907	1,260,052	26	228,838	16.8
JNL Multi-Manager Emerging Markets Equity Fund	11,443	398,092	365,337	4	44,198	2.8
JNL Multi-Manager International Small Cap Fund	2,867	266,893	252,727	2	17,033	1.9
JNL Multi-Manager Mid Cap Fund	50,803	634,531	632,474	6	52,860	2.9
JNL Multi-Manager Small Cap Growth Fund	93,102	819,630	834,933	11	77,799	2.3
JNL Multi-Manager Small Cap Value Fund	30,757	689,508	673,396	7	46,869	2.3
JNL S&P 500 Index Fund	2,466	72,355	69,440	1	5,381	1.8
JNL/AQR Large Cap Defensive Style Fund	3,091	78,436	63,082	2	18,445	4.4
JNL/Baillie Gifford International Growth Fund	—	264,178	250,023	1	14,155	1.2
JNL/Baillie Gifford U.S. Equity Growth Fund	—	171,346	169,668	—	1,678	1.2
JNL/BlackRock Advantage International Fund	997	23,524	19,155	—	5,366	8.3
JNL/BlackRock Global Allocation Fund	—	763,500	236,500	44	527,000	13.1
JNL/BlackRock Global Natural Resources Fund	3,463	334,548	323,145	1	14,866	1.7
JNL/BlackRock Large Cap Select Growth Fund	32,810	987,124	1,015,182	2	4,752	0.1
JNL/Causeway International Value Select Fund	10,465	336,753	319,689	3	27,529	1.9
JNL/ClearBridge Large Cap Growth Fund	34,215	275,772	294,551	3	15,436	1.0
JNL/DFA International Core Equity Fund	1,301	57,248	54,471	—	4,078	3.2
JNL/DFA U.S. Core Equity Fund	2,146	161,152	160,516	—	2,782	0.2
JNL/DFA U.S. Small Cap Fund	—	240,966	239,725	—	1,241	0.2
JNL/DoubleLine Core Fixed Income Fund	85,164	1,023,460	1,027,620	12	81,004	2.3
JNL/DoubleLine Emerging Markets Fixed Income Fund	7,967	419,413	421,880	2	5,500	0.6
JNL/DoubleLine Shiller Enhanced CAPE Fund	190,055	1,326,497	1,350,139	25	166,413	5.8
JNL/DoubleLine Total Return Fund	72,187	1,148,907	1,181,519	6	39,575	1.6
JNL/Fidelity Institutional Asset Management Total Bond Fund	133,291	375,378	419,234	13	89,435	7.0
JNL/First Sentier Global Infrastructure Fund	8,438	216,237	216,636	2	8,039	0.8
JNL/Franklin Templeton Global Multisector Bond Fund	63,596	313,111	332,224	7	44,483	8.8
JNL/Franklin Templeton Growth Allocation Fund	34,440	354,396	358,648	5	30,188	2.6
JNL/Franklin Templeton Income Fund	1,166	612,118	566,993	3	46,291	2.7
JNL/Goldman Sachs 4 Fund	—	862,910	837,329	6	25,581	0.4
JNL/GQG Emerging Markets Equity Fund	51,122	549,045	577,023	4	23,144	2.5
JNL/Harris Oakmark Global Equity Fund	14,091	157,300	158,886	2	12,505	1.3
JNL/Heitman U.S. Focused Real Estate Fund	1,620	124,008	113,756	—	11,872	3.2
JNL/Invesco Diversified Dividend Fund	48,887	199,834	219,215	6	29,506	2.8
JNL/Invesco Global Growth Fund	10,341	267,452	264,555	1	13,238	0.5
JNL/Invesco International Growth Fund	26,781	257,169	257,327	4	26,623	2.3
JNL/Invesco Small Cap Growth Fund	56,874	685,510	692,165	7	50,219	2.0
JNL/JPMorgan Global Allocation Fund	62,134	692,846	726,547	7	28,433	2.0
JNL/JPMorgan Hedged Equity Fund	10,734	194,228	164,582	2	40,380	5.9
JNL/JPMorgan MidCap Growth Fund	36,583	803,706	791,731	10	48,558	1.2
JNL/JPMorgan U.S. Government & Quality Bond Fund	141,606	635,036	716,355	9	60,287	3.9
JNL/JPMorgan U.S. Value Fund	14,155	482,464	480,842	2	15,777	1.0
JNL/Lazard International Strategic Equity Fund	2,863	102,370	84,311	2	20,922	4.5
JNL/Loomis Sayles Global Growth Fund	13,027	103,747	110,408	1	6,366	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Lord Abbett Short Duration Income Fund	11,093	598,940	594,692	2	15,341	2.0
JNL/Mellon Communication Services Sector Fund	697	120,211	118,741	—	2,167	0.6
JNL/Mellon Consumer Discretionary Sector Fund	9,228	261,191	267,630	1	2,789	0.1
JNL/Mellon Consumer Staples Sector Fund	1,652	63,970	62,985	—	2,637	1.0
JNL/Mellon Dow Index Fund	14,871	120,341	109,383	3	25,829	1.8
JNL/Mellon Energy Sector Fund	1,072	352,347	350,935	1	2,484	0.2
JNL/Mellon Equity Income Fund	3,824	413,674	397,281	2	20,217	3.6
JNL/Mellon Financial Sector Fund	2,058	336,065	319,614	1	18,509	1.1
JNL/Mellon Healthcare Sector Fund	13,344	294,713	300,978	1	7,079	0.2
JNL/Mellon Industrials Sector Fund	699	114,238	113,804	—	1,133	0.5
JNL/Mellon Information Technology Sector Fund	13,438	579,380	582,479	2	10,339	0.2
JNL/Mellon Materials Sector Fund	383	109,595	108,484	—	1,494	0.7
JNL/Mellon MSCI KLD 400 Social Index Fund	448	104,947	103,430	—	1,965	0.6
JNL/Mellon Nasdaq 100 Index Fund	71,260	694,062	709,563	5	55,759	0.8
JNL/Mellon Real Estate Sector Fund	315	121,690	119,033	—	2,972	1.1
JNL/Mellon S&P 500 Index Fund	110,667	529,192	581,872	7	57,987	0.4
JNL/Mellon U.S. Stock Market Index Fund	—	641,727	616,455	2	25,272	0.4
JNL/Mellon Utilities Sector Fund	1,569	64,907	64,654	—	1,822	0.6
JNL/Mellon World Index Fund	2,414	44,612	42,462	—	4,564	1.1
JNL/MFS Mid Cap Value Fund	3,963	430,158	400,828	4	33,293	1.5
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	8,614	8,540	—	74	0.7
JNL/Morningstar Wide Moat Index Fund	3,332	119,427	118,967	1	3,792	0.4
JNL/Neuberger Berman Commodity Strategy Fund	1,562	59,873	53,116	1	8,319	32.5
JNL/Neuberger Berman Strategic Income Fund	7,044	656,004	590,610	10	72,438	8.3
JNL/PPM America Floating Rate Income Fund	17,449	705,008	665,820	7	56,637	4.7
JNL/PPM America High Yield Bond Fund	42,253	642,875	642,299	7	42,829	2.2
JNL/PPM America Total Return Fund	106,148	881,712	946,817	13	41,043	2.1
JNL/RAFI Fundamental U.S. Small Cap Fund	459	135,643	127,668	—	8,434	1.6
JNL/RAFI Multi-Factor U.S. Equity Fund	12,481	229,791	235,694	1	6,578	0.2
JNL/T. Rowe Price Balanced Fund	217	22,889	23,106	—	—	—
JNL/T. Rowe Price Capital Appreciation Fund	19,568	267,343	268,230	1	18,681	0.2
JNL/T. Rowe Price Established Growth Fund	2,908	98,382	99,290	—	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	3,548	88,246	90,018	—	1,776	—
JNL/T. Rowe Price Short-Term Bond Fund	7,322	131,730	131,443	—	7,609	0.5
JNL/T. Rowe Price U.S. High Yield Fund	15,407	70,048	85,455	—	—	—
JNL/T. Rowe Price Value Fund	2,527	105,447	107,405	—	569	—
JNL/WCM Focused International Equity Fund	60,449	492,046	483,066	10	69,429	2.9
JNL/Westchester Capital Event Driven Fund	2,593	145,667	143,114	1	5,146	4.0
JNL/WMC Balanced Fund	614,780	1,826,477	1,789,239	90	652,018	6.1
JNL/WMC Equity Income Fund	—	126,607	120,388	1	6,219	0.9
JNL/WMC Global Real Estate Fund	6,422	296,144	297,908	1	4,658	0.5
JNL/WMC Value Fund	17,287	264,460	266,824	2	14,923	0.9

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	6,414	124,500	116,562	5	14,352	0.9
JNL/T. Rowe Price Balanced Fund	20,165	94,109	84,610	14	29,664	5.2
JNL/T. Rowe Price Capital Appreciation Fund	1,432,395	2,675,894	2,588,270	757	1,520,019	12.6
JNL/T. Rowe Price Established Growth Fund	37,577	1,735,355	1,565,553	21	207,379	1.6
JNL/T. Rowe Price Mid-Cap Growth Fund	189,751	844,748	795,556	93	238,943	3.4
JNL/T. Rowe Price Short-Term Bond Fund	25,325	575,160	578,939	5	21,546	1.3
JNL/T. Rowe Price U.S. High Yield Fund	26,519	359,694	371,374	10	14,839	2.1
JNL/T. Rowe Price Value Fund	9,047	795,852	786,362	8	18,536	0.3

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the year ended December 31, 2021.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 743.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2021

Currency Abbreviations:

ARS - Argentine Peso	COP - Colombian Peso	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
AUD - Australian Dollar	CZK - Czech Republic Korunas	ILS - Israeli New Shekel	PLN - Polish Zloty
BRL - Brazilian Real	DKK - Danish Krone	INR - Indian Rupee	RUB - Russian Ruble
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	JPY - Japanese Yen	SEK - Swedish Krona
CHF - Swiss Franc	GBP - British Pound	KRW - South Korean Won	SGD - Singapore Dollar
CLP - Chilean Peso	GHS - Ghanaian Cedi	MXN - Mexican Peso	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HKD - Hong Kong Dollar	NOK - Norwegian Krone	USD - United States Dollar
CNY - Chinese Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	ZAR - South African Rand

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	ITRAXX - Group of international credit derivative indices monitored by the
ADR - American Depositary Receipt	International Index Company
ADS - American Depositary Share	LIBOR - London Interbank Offered Rate
ASX - Australian Securities Exchange	LLC/L.L.C. - Limited Liability Companies
BADLAR - Argentina Deposit Rates	MBS - Mortgage-Backed Security
BRAZIBOR - Brazil Interbank Offred Rate	MCDX - Municipal Bond Credit Index
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MEXIBOR - Mexico Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	MICEX - Moscow Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MPOR - Moscow Prime Offered Rate
CDI - CHESS Depositary Interests	MSCI - Morgan Stanley Capital International
CDX.EM - Credit Default Swap Index - Emerging Markets	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX HY - Credit Default Swap Index - High Yield	NVDR - Non-Voting Depository Receipt
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	OAT - Obligations Assimilables du Tresor
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	OBFR - Overnight Bank Funding Rate
CLO - Collateralized Loan Obligation	ORD - Ordinary Shares
CMBX.NA - Commercial Mortgage-backed Securities Index North America	PJSC - Private Joint Stock Co.
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PLC/P.L.C./Plc - Public Limited Company
DAX - Deutscher Aktienindex	RBOB - Reformulated Blendstock for Oxygenate Blending
DIP - Debtor-in-possession	REIT - Real Estate Investment Trust
EAFE - Europe, Asia and Far East	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rates
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	STIBOR - Stockholm Interbank Offered Rate
term of 24 to 35 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro OAT - debt instrument issued by the Republic of Italy with a	TBD - To Be Determined
term of 8.5 to 10.5 years	TIPS - Treasury Inflation Protected Securities
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TONAR - Tokyo Overnight Average Rate
term of 1.75 to 2.25 years	ULC - Unlimited Liability Companies
FKU - First Trust United Kingdom AlphaDEX ® Fund	ULSD - Ultra-Low Sulfur Diesel
FTSE - Financial Times ad the London Stock Exchange	US/U.S. - United States
GDR - Global Depositary Receipt	WTI - West Texas Intermediate
HIBOR - Hong Kong Interbank Offered Rate

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	CSI - Credit Suisse Securities, LLC	NSI - Normura Securities International Inc
BMO - BMO Capital Markets Corp.	DUB - Deutsche Bank AG.	RBC - Royal Bank of Canada
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	SCB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	GSI - Goldman Sachs International	SIC - Standard Investment Chartered Inc.
BPC – BroadPoint Capital, Inc.	HSB - HSBC Securities Inc.	SIG - Susquehanna Investment Group
CCI – Citicorp Securities, Inc.	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc.
CGM - Citigroup Global Markets	MBL - Macquarie Bank Limited	TDB - Toronto-Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CIT - Citibank, Inc	MSC - Morgan Stanley & Co. Inc.	WFI – Wells Fargo Investments, LLC

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$64,502	$—	$—	$—	$—	$—
Investments - affiliated, at value	2,839,027	—	282,692	485,980	1,012,642	929,192	4,564,070
Receivable from:
Fund shares sold	3,429	198	77	385	4,216	616	3,485
Dividends and interest	65	—	—	—	—	—	—
Adviser	706	10	58	178	420	388	1,707
Total assets	2,843,227	64,710	282,827	486,543	1,017,278	930,196	4,569,262
Liabilities
Payable for:
Investment securities purchased	2,579	195	46	246	3,855	370	2,317
Fund shares redeemed	850	3	32	139	361	246	1,168
Advisory fees	1,198	20	121	248	546	505	2,306
Administrative fees	235	5	23	41	84	78	354
12b-1 fees (Class A)	92	2	9	16	32	30	149
Board of trustee fees	108	2	8	29	32	41	145
Other expenses	8	—	1	2	3	3	15
Total liabilities	5,070	227	240	721	4,913	1,273	6,454
Net assets	$2,838,157	$64,483	$282,587	$485,822	$1,012,365	$928,923	$4,562,808
Net assets consist of:
Paid-in capital(b)	$2,372,699	$65,465	$246,292	$493,244	$747,648	$681,774	$3,402,971
Total distributable earnings (loss)(b)	465,458	(982)	36,295	(7,422)	264,717	247,149	1,159,837
Net assets	$2,838,157	$64,483	$282,587	$485,822	$1,012,365	$928,923	$4,562,808
Net assets - Class A	$2,787,863	$62,772	$275,274	$480,867	$985,836	$915,287	$4,479,365
Shares outstanding - Class A	174,388	6,211	20,912	40,981	37,419	40,052	87,367
Net asset value per share - Class A	$15.99	$10.11	$13.16	$11.73	$26.35	$22.85	$51.27
Net assets - Class I	$50,294	$1,711	$7,313	$4,955	$26,529	$13,636	$83,443
Shares outstanding - Class I	3,010	169	550	415	995	583	1,606
Net asset value per share - Class I	$16.71	$10.13	$13.31	$11.94	$26.67	$23.39	$51.96
Investments - unaffiliated, at cost	$—	$65,484	$—	$—	$—	$—	$—
Investments - affiliated, at cost	2,373,571	—	246,397	493,402	747,925	682,043	3,404,233

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Assets
Investments - affiliated, at value	$10,618,057	$1,846,144	$1,773,065	$4,016,089	$1,320,210	$1,069,188	$2,645,648
Receivable from:
Investment securities sold	1,452	—	—	861	—	—	—
Fund shares sold	1,659	1,765	1,859	700	1,183	869	1,134
Dividends and interest	—	—	—	—	—	7	—
Adviser	2,640	767	963	997	79	132	209
Other assets	1	—	—	1	—	—	—
Total assets	10,623,809	1,848,676	1,775,887	4,018,648	1,321,472	1,070,196	2,646,991
Liabilities
Payable for:
Investment securities purchased	—	885	855	—	484	416	23
Fund shares redeemed	3,110	880	1,004	1,561	700	454	1,111
Advisory fees	4,775	1,116	1,376	1,862	177	234	336
Administrative fees	755	153	148	317	113	135	330
12b-1 fees (Class A)	346	60	57	131	42	34	85
Board of trustee fees	403	84	78	176	—	—	—
Chief compliance officer fees	1	—	—	1	—	—	—
Other expenses	30	6	6	11	—	9	—
Total liabilities	9,420	3,184	3,524	4,059	1,516	1,282	1,885
Net assets	$10,614,389	$1,845,492	$1,772,363	$4,014,589	$1,319,956	$1,068,914	$2,645,106
Net assets consist of:
Paid-in capital(b)	$7,619,013	$1,608,223	$1,325,151	$3,015,134	$1,311,066	$1,071,474	$2,202,443
Total distributable earnings (loss)(b)	2,995,376	237,269	447,212	999,455	8,890	(2,560)	442,663
Net assets	$10,614,389	$1,845,492	$1,772,363	$4,014,589	$1,319,956	$1,068,914	$2,645,106
Net assets - Class A	$10,486,513	$1,828,116	$1,742,316	$3,975,111	$1,294,812	$1,049,682	$2,590,032
Shares outstanding - Class A	274,396	105,876	94,144	118,266	102,538	84,719	164,776
Net asset value per share - Class A	$38.22	$17.27	$18.51	$33.61	$12.63	$12.39	$15.72
Net assets - Class I	$127,876	$17,376	$30,047	$39,478	$25,144	$19,232	$55,074
Shares outstanding - Class I	3,271	986	1,592	1,148	1,905	1,537	3,331
Net asset value per share - Class I	$39.10	$17.63	$18.87	$34.39	$13.20	$12.51	$16.53
Investments - affiliated, at cost	$7,622,681	$1,608,875	$1,325,853	$3,016,634	$1,311,320	$1,160,910	$2,571,311

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - affiliated, at value	$3,850,651	$2,981,337	$1,827,620	$779,909	$2,709,288	$2,759,491	$5,055,691
Receivable from:
Investment securities sold	29	1,593	414	2,543	176	516	51
Fund shares sold	1,407	932	902	150	848	874	663
Dividends and interest	—	—	—	6	—	—	—
Adviser	254	198	—	—	—	—	—
Other assets	—	6	—	—	—	1	1
Total assets	3,852,341	2,984,066	1,828,936	782,608	2,710,312	2,760,882	5,056,406
Liabilities
Payable for:
Fund shares redeemed	1,436	2,526	1,316	2,694	1,025	1,391	714
Advisory fees	434	349	143	74	199	208	353
Administrative fees	312	247	76	33	111	116	204
12b-1 fees (Class A)	124	96	59	26	88	90	166
Board of trustee fees	—	—	91	36	135	205	363
Other expenses	—	—	5	3	8	8	15
Total liabilities	2,306	3,218	1,690	2,866	1,566	2,018	1,815
Net assets	$3,850,035	$2,980,848	$1,827,246	$779,742	$2,708,746	$2,758,864	$5,054,591
Net assets consist of:
Paid-in capital(b)	$3,686,974	$2,848,660	$1,323,172	$715,386	$2,022,631	$2,269,869	$3,897,776
Total distributable earnings (loss)(b)	163,061	132,188	504,074	64,356	686,115	488,995	1,156,815
Net assets	$3,850,035	$2,980,848	$1,827,246	$779,742	$2,708,746	$2,758,864	$5,054,591
Net assets - Class A	$3,778,288	$2,916,059	$1,811,184	$772,404	$2,690,208	$2,742,062	$5,043,334
Shares outstanding - Class A	119,836	106,901	91,974	53,655	135,169	158,667	265,188
Net asset value per share - Class A	$31.53	$27.28	$19.69	$14.40	$19.90	$17.28	$19.02
Net assets - Class I	$71,747	$64,789	$16,062	$7,338	$18,538	$16,802	$11,257
Shares outstanding - Class I	2,209	2,306	805	503	919	960	584
Net asset value per share - Class I	$32.48	$28.09	$19.94	$14.58	$20.16	$17.51	$19.27
Investments - affiliated, at cost	$3,687,590	$2,849,150	$1,323,546	$715,553	$2,023,173	$2,270,496	$3,898,876

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Assets
Investments - unaffiliated, at value	$3,597,916	$2,911,631	$—	$—	$—	$—	$—
Investments - affiliated, at value	602,168	199,998	2,782,852	1,156,205	5,798,694	2,741,381	5,662,242
Receivable from:
Investment securities sold	266	—	394	—	1,635	1,182	2,450
Fund shares sold	884	1,931	156	668	538	66	275
Other assets	—	—	—	—	1	1	1
Total assets	4,201,234	3,113,560	2,783,402	1,156,873	5,800,868	2,742,630	5,664,968
Liabilities
Payable for:
Investment securities purchased	—	666	—	296	—	—	—
Fund shares redeemed	1,150	1,265	550	373	2,172	1,248	2,727
Advisory fees	623	478	208	100	396	207	389
Administrative fees	505	391	117	49	232	116	228
12b-1 fees (Class A)	137	101	91	38	190	90	186
Board of trustee fees	152	125	153	97	353	201	389
Chief compliance officer fees	—	—	—	—	1	—	—
Other expenses	13	9	8	3	17	8	17
Total liabilities	2,580	3,035	1,127	956	3,361	1,870	3,936
Net assets	$4,198,654	$3,110,525	$2,782,275	$1,155,917	$5,797,507	$2,740,760	$5,661,032
Net assets consist of:
Paid-in capital(a)	$3,627,475	$2,872,736	$1,858,384	$1,004,283	$4,015,756	$2,235,924	$4,237,541
Total distributable earnings (loss)(a)	571,179	237,789	923,891	151,634	1,781,751	504,836	1,423,491
Net assets	$4,198,654	$3,110,525	$2,782,275	$1,155,917	$5,797,507	$2,740,760	$5,661,032
Net assets - Class A	$4,149,730	$3,083,919	$2,764,501	$1,153,647	$5,774,474	$2,736,669	$5,651,746
Shares outstanding - Class A	159,604	141,796	75,331	70,202	192,561	133,291	222,112
Net asset value per share - Class A	$26.00	$21.75	$36.70	$16.43	$29.99	$20.53	$25.45
Net assets - Class I	$48,924	$26,606	$17,774	$2,270	$23,033	$4,091	$9,286
Shares outstanding - Class I	1,857	1,207	478	137	758	197	360
Net asset value per share - Class I	$26.35	$22.03	$37.18	$16.61	$30.37	$20.79	$25.78
Investments - unaffiliated, at cost	$3,195,663	$2,664,256	$—	$—	$—	$—	$—
Investments - affiliated, at cost	433,242	209,584	1,858,961	1,004,571	4,016,943	2,236,545	4,238,751

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Assets
Investments - unaffiliated, at value	$352,065	$222,367	$370,128	$2,450,638	$596,492	$1,033,998		$1,315,445
Investments - affiliated, at value	32,776	32,980	40,621	347,587	105,383	211,206		176,577
Cash	—	1	1	1,024	—	5		253
Receivable from:
Investment securities sold	456	—	—	—	—	—		36,495
Fund shares sold	3	184	199	916	255	155		1,183
Dividends and interest	7	2	5	—	—	—		5,736
Adviser	—	—	—	6	2	4		147
Deposits with brokers and counterparties	—	—	—	—	—	—		255
Other assets	—	—	—	1	—	—		1
Total assets	385,307	255,534	410,954	2,800,172	702,132	1,245,368		1,536,092
Liabilities
Cash overdraft	320	—	—	—	—	—		—
Forward sales commitments, at value	—	—	—	—	—	—		1,660
Payable for:
Investment securities purchased	—	—	—	—	608	—		208,689
Return of securities loaned	32,776	32,722	40,348	346,314	104,451	210,747		3,452
Fund shares redeemed	227	152	17	535	42	95		700
Advisory fees	60	37	62	381	100	173		226
Administrative fees	45	28	46	308	75	130		—
12b-1 fees (Class A)	11	7	12	79	19	32		—
Board of trustee fees	12	8	13	117	18	32		99
Other expenses	1	1	1	7	2	4		4
Total liabilities	33,452	32,955	40,499	347,741	105,315	211,213		214,830
Net assets	$351,855	$222,579	$370,455	$2,452,431	$596,817	$1,034,155		$1,321,262
Net assets consist of:
Paid-in capital(a)	$257,233	$189,203	$285,213	$2,200,371	$542,890	$898,130		$1,320,646
Total distributable earnings (loss)(a)	94,622	33,376	85,242	252,060	53,927	136,025		616
Net assets	$351,855	$222,579	$370,455	$2,452,431	$596,817	$1,034,155		$1,321,262
Net assets - Class A	$344,505	$214,552	$361,487	$2,391,290	$577,561	$991,724	$	N/A
Shares outstanding - Class A	19,829	15,764	23,262	155,029	43,805	69,483		N/A
Net asset value per share - Class A	$17.37	$13.61	$15.54	$15.42	$13.18	$14.27	$	N/A
Net assets - Class I	$7,350	$8,027	$8,968	$61,141	$19,256	$42,431		$1,321,262
Shares outstanding - Class I	421	586	575	3,892	1,434	2,919		131,153
Net asset value per share - Class I	$17.45	$13.69	$15.59	$15.71	$13.43	$14.54		$10.07
Investments - unaffiliated, at cost	$280,437	$201,008	$304,532	$2,198,578	$542,565	$897,973		$1,314,859
Investments - affiliated, at cost	32,776	32,980	40,621	347,587	105,383	211,206		176,546
Proceeds from forward sales commitments	—	—	—	—	—	—		1,659
Securities on loan included in
Investments - unaffiliated, at value	39,336	34,376	44,159	379,145	102,220	209,890		8,785

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL Emerging Markets Index Fund		JNL International Index Fund		JNL Mid Cap Index Fund		JNL Small Cap Index Fund		JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Assets
Investments - unaffiliated, at value		$1,057,927		$2,614,941		$3,792,278		$2,970,082	$1,288,604	$1,518,814	$875,256
Investments - affiliated, at value		13,412		18,958		61,469		28,791	228,916	84,611	22,007
Purchased options, at value		—		—		—		—	677	—	—
Forward foreign currency contracts		—		191		—		—	1,041	—	—
Variation margin on futures/futures options contracts		—		—		23		—	753	—	—
Variation margin on swap agreements		—		—		—		—	75	—	—
OTC swap agreements		—		—		—		—	3,467	—	—
Cash		406		534		4,299		1,389	20,789	1,624	—
Cash collateral segregated for short sales		—		—		—		—	34,598	—	—
Foreign currency		2,690		3,919		—		—	9,102	3,563	784
Receivable from:
Investment securities sold		—		2,245		—		6,183	4,457	5,471	—
Fund shares sold		869		1,231		1,475		966	66	799	350
Dividends and interest		939		8,795		3,474		3,011	4,760	947	1,734
Adviser		50		231		382		297	—	—	—
Deposits with brokers and counterparties		927		1,159		2,923		820	51,128	—	—
Other assets		2		6		3		2	6	37	54
Total assets		1,077,222		2,652,210		3,866,326		3,011,541	1,648,439	1,615,866	900,185
Liabilities
Payable for reverse repurchase agreements		—		—		—		—	29,508	—	—
Securities sold short, at value		—		—		—		—	243,496	—	—
Written options, at value		—		—		—		—	743	—	—
Forward foreign currency contracts		—		95		—		—	1,235	2	—
Variation margin on futures/futures options contracts		92		35		2		27	237	—	—
Variation margin on swap agreements		—		—		—		—	146	—	—
OTC swap agreements		—		—		—		—	5,664	—	—
Deferred foreign capital gains tax liability		3,897		—		—		—	71	4,671	1,206
Payable to affiliates		—		—		—		—	6	—	—
Payable for:
Investment securities purchased		181		—		—		5,682	3,035	967	—
Deposits from counterparties		—		—		—		—	160	—	—
Return of securities loaned		3,198		3,211		11,790		19,907	78	1,435	4,974
Dividends/interest on securities sold short		—		—		—		—	248	—	—
Interest expense and brokerage charges		—		—		—		—	171	—	—
Fund shares redeemed		454		1,111		1,436		2,567	200	390	345
Advisory fees		181		440		636		495	1,398	1,064	552
Administrative fees		—		—		—		—	230	208	111
12b-1 fees (Class A)		—		—		—		—	8	37	19
Board of trustee fees		69		178		196		175	67	129	43
Other expenses		70		100		382		299	63	22	29
Total liabilities		8,142		5,170		14,442		29,152	286,764	8,925	7,279
Net assets		$1,069,080		$2,647,040		$3,851,884		$2,982,389	$1,361,675	$1,606,941	$892,906
Net assets consist of:
Paid-in capital(a)		$1,068,110		$2,159,800		$3,752,313		$2,902,723	$1,305,470	$1,330,146	$736,630
Total distributable earnings (loss)(a)		970		487,240		99,571		79,666	56,205	276,795	156,276
Net assets		$1,069,080		$2,647,040		$3,851,884		$2,982,389	$1,361,675	$1,606,941	$892,906
Net assets - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$248,560	$909,805	$560,879
Shares outstanding - Class A		N/A		N/A		N/A		N/A	21,020	80,621	35,623
Net asset value per share - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$11.82	$11.28	$15.74
Net assets - Class I		$1,069,080		$2,647,040		$3,851,884		$2,982,389	$1,113,115	$697,136	$332,027
Shares outstanding - Class I		116,263		257,194		368,955		284,818	93,065	61,517	20,909
Net asset value per share - Class I		$9.20		$10.29		$10.44		$10.47	$11.96	$11.33	$15.88
Investments - unaffiliated, at cost		$1,042,426		$2,119,493		$3,694,373		$2,890,634	$1,198,164	$1,293,638	$811,891
Investments - affiliated, at cost		13,412		19,008		61,469		28,791	228,916	94,924	22,007
Purchased options, at cost		—		—		—		—	885	—	—
Foreign currency cost		2,736		3,890		—		—	9,040	3,619	781
Proceeds from securities sold short		—		—		—		—	206,849	—	—
Premiums from written options		—		—		—		—	1,113	—	—
Securities on loan included in
Investments - unaffiliated, at value		8,002		29,189		56,621		34,201	1,544	9,308	27,699

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund		JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund
Assets
Investments - unaffiliated, at value	$1,798,307	$3,232,628	$1,947,250		$297,486	$397,688	$1,199,421	$139,349
Investments - affiliated, at value	56,347	112,318	57,433		5,813	18,516	14,155	3,241
Cash	447	834	1,580		238	73	25	30
Foreign currency	—	17	—		—	—	—	—
Receivable from:
Investment securities sold	429	314	837		—	—	—	—
Fund shares sold	2,061	1,600	834		623	45	625	5
Dividends and interest	1,747	343	994		175	371	341	—
Adviser	—	—	—		57	—	—	—
Deposits with brokers and counterparties	—	—	—		258	690	—	—
Other assets	1	—	1		—	—	—	—
Total assets	1,859,339	3,348,054	2,008,929		304,650	417,383	1,214,567	142,625
Liabilities
Variation margin on futures/futures options contracts	—	—	—		16	41	—	—
Payable to affiliates	3	—	—		—	—	—	—
Payable for:
Investment securities purchased	833	747	—		—	—	43	—
Return of securities loaned	3,487	32,050	10,564		102	71	—	1,563
Fund shares redeemed	1,483	1,150	1,034		37	148	589	—
Advisory fees	1,022	1,636	1,160		49	138	542	57
Administrative fees	230	294	165		25	52	154	17
12b-1 fees (Class A)	16	93	46		—	13	39	—
Board of trustee fees	67	155	107		9	23	40	4
Other expenses	5	12	6		28	—	6	—
Total liabilities	7,146	36,137	13,082		266	486	1,413	1,641
Net assets	$1,852,193	$3,311,917	$1,995,847		$304,384	$416,897	$1,213,154	$140,984
Net assets consist of:
Paid-in capital(a)	$1,430,019	$2,820,881	$1,701,071		$219,894	$372,081	$1,318,524	$154,452
Total distributable earnings (loss)(a)	422,174	491,036	294,776		84,490	44,816	(105,370)	(13,468)
Net assets	$1,852,193	$3,311,917	$1,995,847		$304,384	$416,897	$1,213,154	$140,984
Net assets - Class A	$476,106	$2,838,668	$1,381,521	$	N/A	$411,317	$1,182,005	$3,040
Shares outstanding - Class A	23,583	58,803	74,625		N/A	28,188	69,222	342
Net asset value per share - Class A	$20.19	$48.27	$18.51	$	N/A	$14.59	$17.08	$8.88
Net assets - Class I	$1,376,087	$473,249	$614,326		$304,384	$5,580	$31,149	$137,944
Shares outstanding - Class I	67,489	9,230	32,848		14,911	380	1,802	15,497
Net asset value per share - Class I	$20.39	$51.27	$18.70		$20.41	$14.70	$17.29	$8.90
Investments - unaffiliated, at cost	$1,376,133	$2,739,978	$1,652,475		$213,140	$353,096	$1,330,865	$152,817
Investments - affiliated, at cost	56,347	113,932	57,433		5,745	18,516	14,155	3,241
Foreign currency cost	—	17	—		—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	10,399	60,311	23,897		99	70	—	8,804

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Assets
Investments - unaffiliated, at value	$61,371	$3,456,339	$852,144	$5,355,389	$1,401,565	$1,523,000	$125,081
Investments - affiliated, at value	6,147	595,222	16,343	4,752	68,335	32,155	5,708
Purchased options, at value	—	13,249	—	—	—	—	—
Forward foreign currency contracts	1	4,306	—	—	—	—	—
Variation margin on futures/futures options contracts	—	1,363	—	—	—	—	—
Variation margin on swap agreements	—	439	—	—	—	—	—
OTC swap agreements	—	488	—	—	—	—	—
OTC swap premiums paid	—	206	—	—	—	—	—
Cash	153	44,522	22	55	—	50	155
Cash collateral segregated for short sales	—	10,568	—	—	—	—	—
Foreign currency	12	2,780	—	—	—	—	75
Receivable from:
Investment securities sold	1,658	732	1,285	—	664	—	6
Fund shares sold	63	655	1,106	3,895	760	340	53
Dividends and interest	98	6,384	1,368	336	3,825	158	186
Deposits with brokers and counterparties	62	50,489	—	—	—	—	58
Other assets	—	—	—	—	2	—	—
Total assets	69,565	4,187,742	872,268	5,364,427	1,475,151	1,555,703	131,322
Liabilities
Securities sold short, at value	—	4,810	—	—	—	—	—
Written options, at value	—	8,376	—	—	—	—	—
Forward foreign currency contracts	1	5,959	—	—	—	—	—
Variation margin on futures/futures options contracts	5	865	—	—	—	—	3
Variation margin on swap agreements	—	771	—	—	—	—	—
OTC swap agreements	—	1,331	—	—	—	—	—
OTC swap premiums received	—	77	—	—	—	—	—
Deferred foreign capital gains tax liability	—	123	—	—	—	—	—
Payable to affiliates	—	445	72	125	—	—	—
Payable for:
Investment securities purchased	3,795	69,520	6,714	—	224	—	2,552
Deposits from counterparties	—	1,001	—	—	—	—	—
Return of securities loaned	781	56,501	1,477	—	40,806	16,719	1,630
Fund shares redeemed	3	1,335	976	1,873	692	794	215
Advisory fees	27	1,934	379	2,069	614	623	45
Administrative fees	7	492	106	432	178	194	15
12b-1 fees (Class A)	1	121	28	148	18	19	4
Board of trustee fees	2	209	81	264	82	50	4
Other expenses	—	43	2	16	6	5	—
Total liabilities	4,622	153,913	9,835	4,927	42,620	18,404	4,468
Net assets	$64,943	$4,033,829	$862,433	$5,359,500	$1,432,531	$1,537,299	$126,854
Net assets consist of:
Paid-in capital(a)	$62,374	$3,444,349	$692,764	$3,081,664	$1,334,545	$916,591	$100,324
Total distributable earnings (loss)(a)	2,569	589,480	169,669	2,277,836	97,986	620,708	26,530
Net assets	$64,943	$4,033,829	$862,433	$5,359,500	$1,432,531	$1,537,299	$126,854
Net assets - Class A	$37,139	$3,684,164	$852,549	$4,483,180	$533,301	$585,047	$120,033
Shares outstanding - Class A	2,993	216,032	76,840	59,791	32,248	25,940	9,581
Net asset value per share - Class A	$12.41	$17.05	$11.10	$74.98	$16.54	$22.55	$12.53
Net assets - Class I	$27,804	$349,665	$9,884	$876,320	$899,230	$952,252	$6,821
Shares outstanding - Class I	2,228	20,148	876	11,097	52,787	41,711	543
Net asset value per share - Class I	$12.48	$17.35	$11.28	$78.97	$17.03	$22.83	$12.56
Investments - unaffiliated, at cost	$58,522	$2,874,751	$682,471	$3,077,553	$1,264,821	$902,292	$120,169
Investments - affiliated, at cost	6,147	595,456	16,343	4,752	68,335	32,155	5,708
Purchased options, at cost	—	19,187	—	—	—	—	—
Foreign currency cost	12	2,760	—	—	—	—	75
Proceeds from securities sold short	—	3,971	—	—	—	—	—
Premiums from written options	—	12,248	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	1,740	82,646	60,245	—	58,482	16,184	4,622

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets
Investments - unaffiliated, at value	$1,562,144	$562,296	$3,470,816	$884,879	$2,602,355	$2,532,401	$1,247,801
Investments - affiliated, at value	3,774	4,042	90,550	16,600	166,413	39,575	93,309
Variation margin on futures/futures options contracts	—	—	—	—	—	—	5
OTC swap agreements	—	—	—	—	119,697	—	—
Cash	284	185	3,977	19	4,344	545	3,433
Foreign currency	—	—	1,441	—	—	—	—
Receivable from:
Investment securities sold	1,279	47	5,883	—	—	—	18,099
Fund shares sold	106	297	1,958	131	1,238	415	469
Dividends and interest	895	276	15,095	10,028	6,398	7,639	7,329
Adviser	5	1	—	—	—	—	—
Deposits with brokers and counterparties	—	—	—	—	92,652	—	—
Other assets	—	—	2	—	—	1	—
Total assets	1,568,487	567,144	3,589,722	911,657	2,993,097	2,580,576	1,370,445
Liabilities
Forward sales commitments, at value	—	—	—	—	—	—	3,525
Forward foreign currency contracts	—	—	53	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	—	23
Payable for:
Investment securities purchased	—	199	11,634	1,480	11,167	25,478	76,194
Deposits from counterparties	—	—	—	—	133,402	—	—
Return of securities loaned	992	2,801	9,546	11,100	—	—	3,874
Fund shares redeemed	777	746	1,522	160	1,547	629	512
Advisory fees	513	255	1,113	470	1,280	914	416
Administrative fees	131	69	298	115	353	218	109
12b-1 fees (Class A)	48	18	82	5	73	32	33
Board of trustee fees	73	20	292	55	98	92	91
Other expenses	5	2	11	3	8	7	4
Total liabilities	2,539	4,110	24,551	13,388	147,928	27,370	84,781
Net assets	$1,565,948	$563,034	$3,565,171	$898,269	$2,845,169	$2,553,206	$1,285,664
Net assets consist of:
Paid-in capital(a)	$840,079	$495,562	$3,561,818	$904,908	$2,738,230	$2,564,338	$1,254,729
Total distributable earnings (loss)(a)	725,869	67,472	3,353	(6,639)	106,939	(11,132)	30,935
Net assets	$1,565,948	$563,034	$3,565,171	$898,269	$2,845,169	$2,553,206	$1,285,664
Net assets - Class A	$1,454,789	$543,705	$2,483,947	$163,020	$2,216,351	$981,663	$1,016,621
Shares outstanding - Class A	62,011	45,568	180,245	13,269	93,462	85,230	78,622
Net asset value per share - Class A	$23.46	$11.93	$13.78	$12.29	$23.71	$11.52	$12.93
Net assets - Class I	$111,159	$19,329	$1,081,224	$735,249	$628,818	$1,571,543	$269,043
Shares outstanding - Class I	4,419	1,608	72,156	60,364	26,229	135,354	20,304
Net asset value per share - Class I	$25.16	$12.02	$14.98	$12.18	$23.97	$11.61	$13.25
Investments - unaffiliated, at cost	$836,275	$494,824	$3,467,309	$891,518	$2,615,112	$2,543,533	$1,216,913
Investments - affiliated, at cost	3,774	4,042	90,550	16,600	166,413	39,575	93,309
Foreign currency cost	—	—	1,476	—	—	—	—
Proceeds from forward sales commitments	—	—	—	—	—	—	3,525
Securities on loan included in
Investments - unaffiliated, at value	2,088	3,585	9,356	25,816	—	—	5,858

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Assets
Investments - unaffiliated, at value	$1,019,482	$451,612	$1,146,253	$1,657,349	$6,548,257	$926,835	$937,035
Investments - affiliated, at value	24,029	45,642	35,602	74,313	48,596	23,144	12,505
Forward foreign currency contracts	—	4,039	—	—	—	—	—
Variation margin on futures/futures options contracts	—	—	21	—	3	—	—
OTC swap agreements	—	—	2	—	—	—	—
OTC swap premiums paid	—	—	1	—	—	—	—
Cash	222	774	374	—	276	500	110
Foreign currency	1,274	3,879	4	—	—	4,172	1
Receivable from:
Investment securities sold	—	—	—	113	—	3	398
Fund shares sold	684	365	161	215	694	130	301
Dividends and interest	2,016	4,785	2,843	11,951	10,724	1,419	2,099
Deposits with brokers and counterparties	—	2,854	1,026	—	1,903	—	—
Other assets	1	—	1	1	3	—	1
Total assets	1,047,708	513,950	1,186,288	1,743,942	6,610,456	956,203	952,450
Liabilities
Cash overdraft	—	—	—	161	—	—	—
Forward foreign currency contracts	—	4,461	—	—	—	—	179
Variation margin on futures/futures options contracts	—	—	88	—	114	—	—
OTC swap agreements	—	—	9	—	—	—	—
OTC swap premiums received	—	—	42	—	—	—	—
Deferred foreign capital gains tax liability	—	209	344	—	—	5,815	—
Payable to affiliates	100	—	70	58	—	—	—
Payable for:
Investment securities purchased	—	2,717	—	—	—	8,390	671
Deposits from counterparties	—	1,724	—	—	—	—	—
Return of securities loaned	15,990	1,159	5,414	28,022	23,015	—	—
Fund shares redeemed	1,011	309	416	527	4,313	848	685
Advisory fees	591	255	541	759	1,340	717	537
Administrative fees	128	64	148	143	758	120	118
12b-1 fees (Class A)	23	16	39	56	216	10	18
Board of trustee fees	54	61	97	133	371	32	55
Chief compliance officer fees	—	—	—	—	1	—	—
Other expenses	3	13	47	5	20	29	3
Total liabilities	17,900	10,988	7,255	29,864	30,148	15,961	2,266
Net assets	$1,029,808	$502,962	$1,179,033	$1,714,078	$6,580,308	$940,242	$950,184
Net assets consist of:
Paid-in capital(a)	$921,880	$798,194	$1,022,581	$1,497,161	$6,054,822	$839,088	$793,981
Total distributable earnings (loss)(a)	107,928	(295,232)	156,452	216,917	525,486	101,154	156,203
Net assets	$1,029,808	$502,962	$1,179,033	$1,714,078	$6,580,308	$940,242	$950,184
Net assets - Class A	$711,195	$499,101	$1,173,012	$1,706,537	$6,547,195	$314,404	$560,393
Shares outstanding - Class A	40,770	66,387	62,127	116,066	193,290	22,424	40,406
Net asset value per share - Class A	$17.44	$7.52	$18.88	$14.70	$33.87	$14.02	$13.87
Net assets - Class I	$318,613	$3,861	$6,021	$7,541	$33,113	$625,838	$389,791
Shares outstanding - Class I	18,010	506	315	532	965	44,080	28,039
Net asset value per share - Class I	$17.69	$7.63	$19.12	$14.18	$34.31	$14.20	$13.90
Investments - unaffiliated, at cost	$911,567	$564,615	$989,583	$1,440,434	$6,023,390	$819,890	$773,099
Investments - affiliated, at cost	24,029	45,642	35,602	74,313	48,596	23,144	12,505
Foreign currency cost	1,265	3,983	4	—	—	4,173	1
Securities on loan included in
Investments - unaffiliated, at value	15,419	1,142	8,490	27,862	21,709	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Assets
Investments - unaffiliated, at value	$370,480	$1,015,265	$2,700,693	$1,134,358	$2,493,567	$1,373,007	$665,273
Investments - affiliated, at value	12,299	29,506	13,238	26,623	61,282	39,246	40,380
Purchased options, at value	—	—	—	—	—	—	12,158
Forward foreign currency contracts	—	—	—	—	—	1,642	—
Variation margin on futures/futures options contracts	—	—	—	—	—	1,694	—
Cash	175	495	61	236	179	7,727	—
Foreign currency	—	1	71	668	—	3,613	—
Receivable from:
Investment securities sold	710	—	—	—	—	8,749	57,518
Fund shares sold	1,488	347	457	385	1,908	140	4,358
Dividends and interest	995	2,070	2,518	2,314	1,673	5,375	536
Adviser	—	1	—	—	—	—	—
Deposits with brokers and counterparties	—	—	—	—	—	3,261	3,058
Other assets	—	—	3	3	—	—	—
Total assets	386,147	1,047,685	2,717,041	1,164,587	2,558,609	1,444,454	783,281
Liabilities
Cash overdraft	—	—	—	—	—	—	23,698
Securities sold short, at value	—	—	—	—	—	5,568	—
Written options, at value	—	—	—	—	—	—	12,058
Forward foreign currency contracts	—	—	—	—	—	925	—
Variation margin on futures/futures options contracts	—	—	—	—	—	583	321
Deferred foreign capital gains tax liability	—	—	3,822	—	—	362	—
Payable to affiliates	—	259	424	—	—	169	—
Payable for:
Investment securities purchased	9,713	—	—	—	—	9,594	59,583
Return of securities loaned	427	—	—	—	11,063	10,813	—
Dividends/interest on securities sold short	—	—	—	—	—	7	—
Interest expense and brokerage charges	—	—	—	—	—	2	—
Fund shares redeemed	1,016	1,005	561	375	998	1,343	914
Advisory fees	192	456	1,146	506	1,375	696	286
Administrative fees	44	130	344	145	212	178	86
12b-1 fees (Class A)	6	6	64	29	83	46	18
Board of trustee fees	10	34	154	84	113	118	22
Other expenses	1	5	19	4	10	4	2
Total liabilities	11,409	1,895	6,534	1,143	13,854	30,408	96,988
Net assets	$374,738	$1,045,790	$2,710,507	$1,163,444	$2,544,755	$1,414,046	$686,293
Net assets consist of:
Paid-in capital(a)	$277,269	$875,619	$1,231,039	$807,074	$1,839,418	$1,341,222	$546,485
Total distributable earnings (loss)(a)	97,469	170,171	1,479,468	356,370	705,337	72,824	139,808
Net assets	$374,738	$1,045,790	$2,710,507	$1,163,444	$2,544,755	$1,414,046	$686,293
Net assets - Class A	$187,237	$176,180	$1,938,245	$893,543	$2,518,255	$1,410,178	$534,969
Shares outstanding - Class A	13,107	12,818	69,798	56,963	55,951	93,559	39,721
Net asset value per share - Class A	$14.28	$13.74	$27.77	$15.69	$45.01	$15.07	$13.47
Net assets - Class I	$187,501	$869,610	$772,262	$269,901	$26,500	$3,868	$151,324
Shares outstanding - Class I	13,013	62,479	27,118	16,160	560	254	11,152
Net asset value per share - Class I	$14.41	$13.92	$28.48	$16.70	$47.30	$15.24	$13.57
Investments - unaffiliated, at cost	$310,862	$845,112	$1,217,379	$902,910	$1,788,230	$1,302,502	$480,721
Investments - affiliated, at cost	12,299	29,506	13,238	26,623	61,282	39,246	40,380
Purchased options, at cost	—	—	—	—	—	—	12,162
Foreign currency cost	—	1	71	662	—	3,561	—
Proceeds from securities sold short	—	—	—	—	—	5,373	—
Premiums from written options	—	—	—	—	—	—	12,016
Securities on loan included in
Investments - unaffiliated, at value	425	10,288	5,816	—	10,568	13,926	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund
Assets
Investments - unaffiliated, at value	$3,941,245	$1,474,601	$1,602,264	$445,970	$895,681	$747,413	$355,362
Investments - affiliated, at value	50,036	60,287	15,777	20,922	6,366	46,577	4,948
Variation margin on futures/futures options contracts	—	—	—	—	—	32	3
Cash	518	50	526	200	—	2,919	60
Receivable from:
Investment securities sold	—	17	—	—	—	—	—
Fund shares sold	1,266	4,441	787	178	139	486	255
Dividends and interest	227	5,007	1,360	500	2,328	4,193	26
Deposits with brokers and counterparties	—	—	—	—	—	329	177
Total assets	3,993,292	1,544,403	1,620,714	467,770	904,514	801,949	360,831
Liabilities
Foreign currency overdraft	—	—	—	—	16	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	8	36
Payable for:
Investment securities purchased	5,734	—	—	—	—	2,763	—
Return of securities loaned	1,478	—	—	—	—	31,236	2,781
Fund shares redeemed	1,104	756	862	38	306	623	737
Advisory fees	1,601	370	642	272	418	228	58
Administrative fees	326	132	133	58	114	97	45
12b-1 fees (Class A)	116	41	31	4	15	9	12
Board of trustee fees	171	106	92	15	65	24	16
Chief compliance officer fees	1	—	—	—	—	—	—
Other expenses	14	5	4	1	3	3	15
Total liabilities	10,545	1,410	1,764	388	937	34,991	3,700
Net assets	$3,982,747	$1,542,993	$1,618,950	$467,382	$903,577	$766,958	$357,131
Net assets consist of:
Paid-in capital(a)	$2,879,215	$1,512,606	$1,203,986	$361,228	$692,248	$759,622	$279,361
Total distributable earnings (loss)(a)	1,103,532	30,387	414,964	106,154	211,329	7,336	77,770
Net assets	$3,982,747	$1,542,993	$1,618,950	$467,382	$903,577	$766,958	$357,131
Net assets - Class A	$3,526,344	$1,250,857	$942,693	$115,951	$438,686	$264,463	$351,276
Shares outstanding - Class A	51,896	88,377	61,935	6,766	27,425	25,299	16,786
Net asset value per share - Class A	$67.95	$14.15	$15.22	$17.14	$16.00	$10.45	$20.93
Net assets - Class I	$456,403	$292,136	$676,257	$351,431	$464,891	$502,495	$5,855
Shares outstanding - Class I	6,464	19,448	43,590	20,437	28,760	47,879	298
Net asset value per share - Class I	$70.61	$15.02	$15.51	$17.20	$16.16	$10.50	$19.67
Investments - unaffiliated, at cost	$2,837,713	$1,444,215	$1,187,301	$364,233	$650,798	$748,583	$277,633
Investments - affiliated, at cost	50,036	60,287	15,777	20,922	6,366	46,577	4,948
Securities on loan included in
Investments - unaffiliated, at value	1,632	—	—	—	—	31,015	2,873

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Assets
Investments - unaffiliated, at value	$2,089,755	$265,873	$1,419,511	$1,394,301	$535,305	$1,629,642	$4,285,566
Investments - affiliated, at value	20,248	3,775	25,829	2,484	20,299	35,528	13,266
Variation margin on futures/futures options contracts	1	30	—	17	—	—	—
Cash	35	5	—	32	15	135	103
Receivable from:
Investment securities sold	—	—	—	4,749	5,342	—	—
Fund shares sold	904	70	743	641	441	476	7,775
Dividends and interest	334	624	319	712	734	1,207	2,546
Adviser	1	—	1	1	—	1	2
Deposits with brokers and counterparties	216	146	1,325	488	—	799	433
Other assets	—	—	—	1	—	1	1
Total assets	2,111,494	270,523	1,447,728	1,403,426	562,136	1,667,789	4,309,692
Liabilities
Cash overdraft	—	—	53	—	—	—	—
Variation margin on futures/futures options contracts	9	8	50	—	—	16	40
Payable for:
Investment securities purchased	—	1,393	—	2,285	3,235	7,555	—
Return of securities loaned	17,459	1,138	—	—	82	1,111	6,187
Fund shares redeemed	1,134	102	998	5,476	1,000	6,197	1,857
Advisory fees	309	43	215	212	207	245	600
Administrative fees	264	32	180	178	69	207	509
12b-1 fees (Class A)	68	9	47	46	18	54	140
Board of trustee fees	87	8	75	96	19	75	184
Other expenses	89	9	127	59	1	70	178
Total liabilities	19,419	2,742	1,745	8,352	4,631	15,530	9,695
Net assets	$2,092,075	$267,781	$1,445,983	$1,395,074	$557,505	$1,652,259	$4,299,997
Net assets consist of:
Paid-in capital(a)	$1,216,137	$216,379	$894,834	$1,268,208	$503,896	$1,261,093	$2,380,987
Total distributable earnings (loss)(a)	875,938	51,402	551,149	126,866	53,609	391,166	1,919,010
Net assets	$2,092,075	$267,781	$1,445,983	$1,395,074	$557,505	$1,652,259	$4,299,997
Net assets - Class A	$2,073,525	$263,522	$1,421,801	$1,380,863	$547,497	$1,628,528	$4,262,922
Shares outstanding - Class A	45,247	16,852	32,857	61,563	21,898	85,720	94,755
Net asset value per share - Class A	$45.83	$15.64	$43.27	$22.43	$25.00	$19.00	$44.99
Net assets - Class I	$18,550	$4,259	$24,182	$14,211	$10,008	$23,731	$37,075
Shares outstanding - Class I	393	269	550	616	396	1,232	811
Net asset value per share - Class I	$47.23	$15.86	$43.93	$23.06	$25.29	$19.26	$45.71
Investments - unaffiliated, at cost	$1,213,837	$214,522	$868,641	$1,267,498	$481,697	$1,241,675	$2,366,994
Investments - affiliated, at cost	20,248	3,775	25,829	2,484	20,299	32,370	13,266
Securities on loan included in
Investments - unaffiliated, at value	36,442	1,097	—	3,031	79	7,572	9,240

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund
Assets
Investments - unaffiliated, at value	$244,357	$6,046,505	$198,592	$325,663	$6,887,032	$261,122	$13,599,099
Investments - affiliated, at value	2,397	22,736	2,198	3,063	60,896	3,875	226,930
Variation margin on futures/futures options contracts	9	—	8	—	2	4	25
Cash	61	—	18	90	2,477	277	5,701
Receivable from:
Investment securities sold	—	13,944	—	—	—	—	—
Fund shares sold	202	1,634	170	4,723	6,874	2,540	5,797
Dividends and interest	149	729	206	207	1,637	834	7,878
Adviser	—	4	—	—	5	1	—
Deposits with brokers and counterparties	132	1,373	121	56	3,321	109	4,088
Other assets	—	—	—	—	—	—	1
Total assets	247,307	6,086,925	201,313	333,802	6,962,244	268,762	13,849,519
Liabilities
Cash overdraft	—	16	—	—	—	—	—
Variation margin on futures/futures options contracts	3	135	—	3	423	—	251
Payable for:
Investment securities purchased	—	—	294	1,250	—	2,402	—
Return of securities loaned	1,264	12,397	704	422	5,137	903	654,153
Fund shares redeemed	86	4,088	286	49	2,991	67	5,678
Advisory fees	41	843	34	67	955	42	1,120
Administrative fees	31	714	25	40	810	32	1,011
12b-1 fees (Class A)	8	199	6	10	227	8	435
Board of trustee fees	8	225	6	10	249	8	565
Chief compliance officer fees	—	1	—	—	1	—	1
Other expenses	9	236	8	92	1,164	8	1,317
Total liabilities	1,450	18,854	1,363	1,943	11,957	3,470	664,531
Net assets	$245,857	$6,068,071	$199,950	$331,859	$6,950,287	$265,292	$13,184,988
Net assets consist of:
Paid-in capital(a)	$215,910	$2,837,314	$183,883	$259,834	$3,512,370	$226,567	$6,125,767
Total distributable earnings (loss)(a)	29,947	3,230,757	16,067	72,025	3,437,917	38,725	7,059,221
Net assets	$245,857	$6,068,071	$199,950	$331,859	$6,950,287	$265,292	$13,184,988
Net assets - Class A	$241,085	$5,983,103	$193,535	$320,580	$6,826,247	$249,641	$13,175,436
Shares outstanding - Class A	14,794	139,791	11,889	14,769	116,739	15,327	361,200
Net asset value per share - Class A	$16.30	$42.80	$16.28	$21.71	$58.47	$16.29	$36.48
Net assets - Class I	$4,772	$84,968	$6,415	$11,279	$124,040	$15,651	$9,552
Shares outstanding - Class I	289	1,924	389	513	3,196	951	253
Net asset value per share - Class I	$16.53	$44.17	$16.51	$21.97	$38.81	$16.46	$37.70
Investments - unaffiliated, at cost	$214,420	$2,815,545	$182,571	$253,766	$3,450,417	$222,425	$6,545,961
Investments - affiliated, at cost	2,397	22,736	2,198	2,946	60,896	3,875	222,242
Securities on loan included in
Investments - unaffiliated, at value	1,382	16,433	684	445	4,832	3,596	640,960

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
Assets
Investments - unaffiliated, at value	$6,650,566	$317,402	$418,929	$2,156,109	$10,341	$1,028,221	$15,889
Investments - affiliated, at value	44,552	1,822	6,343	70,994	75	3,792	8,319
Forward foreign currency contracts	—	—	11	—	—	—	—
Variation margin on futures/futures options contracts	4	10	—	—	—	—	436
Cash	2,299	268	107	336	11	61	281
Foreign currency	—	—	147	—	1	—	—
Receivable from:
Investment securities sold	—	—	105	1,456	275	—	—
Fund shares sold	825	4,878	91	882	—	422	2
Dividends and interest	4,104	431	482	2,915	13	1,349	23
Deposits with brokers and counterparties	1,747	159	327	—	—	293	1,751
Other assets	8	—	1	1	—	—	—
Total assets	6,704,105	324,970	426,543	2,232,693	10,716	1,034,138	26,701
Liabilities
Forward foreign currency contracts	—	—	5	—	—	—	—
Variation margin on futures/futures options contracts	99	1	14	—	—	16	246
Payable for:
Investment securities purchased	—	—	—	—	411	—	750
Return of securities loaned	17,514	—	1,124	19,216	1	—	—
Fund shares redeemed	4,946	75	350	1,551	52	1,298	131
Advisory fees	846	51	68	998	2	172	9
Administrative fees	777	39	53	183	1	129	3
12b-1 fees (Class A)	218	10	14	71	—	13	1
Board of trustee fees	502	10	46	137	—	34	1
Chief compliance officer fees	1	—	—	—	—	—	—
Other expenses	247	12	19	6	3	580	—
Total liabilities	25,150	198	1,693	22,162	470	2,242	1,141
Net assets	$6,678,955	$324,772	$424,850	$2,210,531	$10,246	$1,031,896	$25,560
Net assets consist of:
Paid-in capital(a)	$5,994,826	$286,722	$276,875	$1,593,410	$9,474	$737,918	$24,387
Total distributable earnings (loss)(a)	684,129	38,050	147,975	617,121	772	293,978	1,173
Net assets	$6,678,955	$324,772	$424,850	$2,210,531	$10,246	$1,031,896	$25,560
Net assets - Class A	$6,594,525	$319,659	$416,249	$2,162,629	$4,200	$392,339	$25,559
Shares outstanding - Class A	333,432	17,134	11,262	121,005	348	26,694	1,855
Net asset value per share - Class A	$19.78	$18.66	$36.96	$17.87	$12.07	$14.70	$13.78
Net assets - Class I	$84,430	$5,113	$8,601	$47,902	$6,046	$639,557	$1
Shares outstanding - Class I	4,210	271	231	2,638	500	43,126	—
Net asset value per share - Class I	$20.05	$18.89	$37.16	$18.16	$12.10	$14.83	$13.87
Investments - unaffiliated, at cost	$5,967,700	$279,428	$263,937	$1,547,969	$9,554	$899,019	$15,893
Investments - affiliated, at cost	44,060	1,822	6,354	62,013	75	3,792	8,319
Foreign currency cost	—	—	146	—	1	—	—
Securities on loan included in
Investments - unaffiliated, at value	24,989	—	3,086	18,748	324	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund
Assets
Investments - unaffiliated, at value	$945,653	$2,059,225	$1,780,189	$2,372,693	$1,178,451	$1,878,355	$1,938,800
Investments - affiliated, at value	84,674	4,940	3,220	—	56,637	75,923	46,131
Purchased options, at value	—	154	—	3,181	—	—	—
Forward foreign currency contracts	996	2,901	617	982	—	—	—
Variation margin on futures/futures options contracts	1,134	92	4	137	—	—	547
Variation margin on swap agreements	18	664	226	750	—	—	—
OTC swap agreements	476	3,673	820	—	—	—	—
OTC swap premiums paid	—	2,478	216	—	—	—	—
Cash	2,111	3,458	959	17,380	16,470	677	4,698
Foreign currency	1,203	7,599	2,425	7,402	—	—	3
Receivable from:
Investment securities sold	—	537,191	39,495	1,900	18,594	911	28,099
Fund shares sold	374	254	728	502	475	1,291	171
Treasury roll transactions	—	—	11,687	1,572,565	—	—	—
Dividends and interest	6,765	8,453	14,161	4,824	4,461	27,780	11,575
Deposits with brokers and counterparties	1,100	11,288	2,769	1,311	—	—	3,023
Other assets	8	—	—	—	63	1	—
Total assets	1,044,512	2,642,370	1,857,516	3,983,627	1,275,151	1,984,938	2,033,047
Liabilities
Payable for reverse repurchase agreements	—	—	—	379,046	—	—	—
Forward sales commitments, at value	—	9,030	—	—	—	—	—
Written options, at value	—	1,608	268	3,699	—	—	—
Forward foreign currency contracts	219	2,327	1,002	1,495	—	—	—
Variation margin on futures/futures options contracts	445	923	2	710	—	—	269
Variation margin on swap agreements	2	892	227	415	—	—	—
OTC swap agreements	29	459	65	—	—	—	—
OTC swap premiums received	—	2,879	646	—	—	—	—
Deferred foreign capital gains tax liability	3	—	—	—	—	—	—
Payable for:
Investment securities purchased	158,063	911,095	70,227	9,992	65,790	884	63,237
Treasury roll transactions	—	—	144,166	1,651,868	—	—	—
Deposits from counterparties	270	4,029	575	2,491	—	—	—
Return of securities loaned	12,236	4,940	3,220	—	—	33,094	5,088
Fund shares redeemed	601	1,713	160	15,799	365	987	950
Advisory fees	354	684	461	616	481	550	627
Administrative fees	111	214	139	161	155	164	167
12b-1 fees (Class A)	23	30	21	48	39	50	26
Board of trustee fees	40	75	53	150	73	141	87
Other expenses	3	27	25	7	39	6	6
Total liabilities	172,399	940,925	221,257	2,066,497	66,942	35,876	70,457
Net assets	$872,113	$1,701,445	$1,636,259	$1,917,130	$1,208,209	$1,949,062	$1,962,590
Net assets consist of:
Paid-in capital(a)	$875,490	$1,683,254	$1,614,000	$1,904,676	$1,220,403	$1,895,522	$1,932,010
Total distributable earnings (loss)(a)	(3,377)	18,191	22,259	12,454	(12,194)	53,540	30,580
Net assets	$872,113	$1,701,445	$1,636,259	$1,917,130	$1,208,209	$1,949,062	$1,962,590
Net assets - Class A	$705,176	$913,625	$635,066	$1,449,465	$1,197,306	$1,537,895	$784,767
Shares outstanding - Class A	56,960	81,197	47,659	117,814	105,063	99,542	56,941
Net asset value per share - Class A	$12.38	$11.25	$13.33	$12.30	$11.40	$15.45	$13.78
Net assets - Class I	$166,937	$787,820	$1,001,193	$467,665	$10,903	$411,167	$1,177,823
Shares outstanding - Class I	13,293	69,184	74,521	37,277	947	22,510	84,906
Net asset value per share - Class I	$12.56	$11.39	$13.43	$12.55	$11.52	$18.27	$13.87
Investments - unaffiliated, at cost	$948,057	$2,058,310	$1,755,333	$2,352,526	$1,190,635	$1,824,817	$1,908,757
Investments - affiliated, at cost	84,674	4,940	3,220	—	56,637	75,923	46,131
Purchased options, at cost	—	196	—	2,242	—	—	—
Foreign currency cost	1,196	7,575	2,459	7,938	—	—	3
Proceeds from forward sales commitments	—	9,039	—	—	—	—	—
Premiums from written options	—	2,000	606	2,531	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	12,253	5,834	3,145	—	—	51,803	4,034

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
Assets
Investments - unaffiliated, at value	$538,811	$2,739,294	$554,466	$10,707,824	$13,110,921	$6,750,813	$1,646,698
Investments - affiliated, at value	9,920	16,944	34,655	1,548,102	209,379	277,583	48,531
Forward foreign currency contracts	—	—	1	—	—	—	—
Variation margin on futures/futures options contracts	1	1	5	—	—	—	63
Variation margin on swap agreements	—	—	1	—	—	—	—
Cash	125	1,521	1,933	70,023	3,000	2,132	2,546
Foreign currency	—	—	56	267	—	—	—
Receivable from:
Investment securities sold	—	2,586	3,138	3,117	—	4,349	10,111
Fund shares sold	51	276	595	8,117	2,512	2,286	1,733
Dividends and interest	638	2,845	1,572	15,050	738	900	6,812
Deposits with brokers and counterparties	163	662	—	—	—	—	—
Other assets	—	2	—	—	—	1	—
Total assets	549,709	2,764,131	596,422	12,352,500	13,326,550	7,038,064	1,716,494
Liabilities
Written options, at value	—	—	—	187,303	—	—	—
Variation margin on futures/futures options contracts	1	28	—	—	—	—	55
Deferred foreign capital gains tax liability	—	—	17	—	—	—	—
Payable to affiliates	—	—	55	—	—	—	—
Payable for:
Investment securities purchased	6,101	—	21,531	122,931	—	145	22,315
Return of securities loaned	1,486	8,759	4,991	8,048	—	36,864	19,376
Fund shares redeemed	400	2,068	158	2,991	4,640	2,809	3,579
Advisory fees	80	396	258	5,207	4,830	3,411	436
Administrative fees	67	344	71	1,354	1,038	549	143
12b-1 fees (Class A)	17	90	19	373	352	219	45
Board of trustee fees	37	372	43	375	606	336	114
Chief compliance officer fees	—	—	—	1	1	1	—
Other expenses	94	550	8	33	41	21	6
Total liabilities	8,283	12,607	27,151	328,616	11,508	44,355	46,069
Net assets	$541,426	$2,751,524	$569,271	$12,023,884	$13,315,042	$6,993,709	$1,670,425
Net assets consist of:
Paid-in capital(a)	$427,722	$2,104,622	$472,838	$9,989,241	$7,678,468	$4,378,149	$1,666,917
Total distributable earnings (loss)(a)	113,704	646,902	96,433	2,034,643	5,636,574	2,615,560	3,508
Net assets	$541,426	$2,751,524	$569,271	$12,023,884	$13,315,042	$6,993,709	$1,670,425
Net assets - Class A	$534,346	$2,725,657	$566,873	$11,340,946	$10,597,738	$6,664,276	$1,369,640
Shares outstanding - Class A	61,433	137,443	33,004	475,593	135,574	85,172	130,062
Net asset value per share - Class A	$8.70	$19.83	$17.18	$23.85	$78.17	$78.25	$10.53
Net assets - Class I	$7,080	$25,867	$2,398	$682,938	$2,717,304	$329,433	$300,785
Shares outstanding - Class I	829	1,294	138	28,321	33,298	3,976	28,024
Net asset value per share - Class I	$8.54	$19.99	$17.39	$24.11	$81.61	$82.86	$10.73
Investments - unaffiliated, at cost	$425,199	$2,092,769	$458,010	$8,575,777	$7,474,348	$4,135,252	$1,642,468
Investments - affiliated, at cost	9,920	16,753	34,655	1,548,158	209,379	277,583	48,531
Foreign currency cost	—	—	56	269	—	—	—
Premiums from written options	—	—	—	89,959	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	2,547	12,741	8,370	7,831	1,238	48,503	23,300

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Assets
Investments - unaffiliated, at value	$681,871	$5,801,324	$2,360,165	$109,256	$10,524,917	$673,678	$1,014,717
Investments - affiliated, at value	68,389	41,062	69,429	5,146	673,571	14,375	5,087
Purchased options, at value	—	—	—	274	—	—	—
Forward foreign currency contracts	—	—	—	257	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	56	—	—
OTC swap agreements	—	—	—	5,456	—	—	—
Cash	690	5,997	200	1,853	6,231	1,072	333
Cash collateral segregated for short sales	—	—	—	15,792	—	—	—
Foreign currency	—	1	—	—	—	—	689
Receivable from:
Investment securities sold	5,779	41,062	—	1,192	136,866	—	2,978
Fund shares sold	660	3,792	2,189	26	3,227	469	243
Dividends and interest	10,856	4,704	1,621	401	16,528	880	2,907
Adviser	16	—	—	—	—	—	—
Deposits with brokers and counterparties	—	—	—	12,400	—	—	—
Other assets	—	1	—	—	2	—	4
Total assets	768,261	5,897,943	2,433,604	152,053	11,361,398	690,474	1,026,958
Liabilities
Foreign currency overdraft	—	—	134	1	—	1	—
Securities sold short, at value	—	—	—	15,839	—	—	—
Written options, at value	—	—	—	1,212	—	—	—
Forward foreign currency contracts	—	—	—	141	—	—	4
Variation margin on futures/futures options contracts	—	—	—	—	133	—	—
OTC swap agreements	—	—	—	3,360	—	—	—
Payable to affiliates	—	54	—	—	26	—	164
Payable for:
Investment securities purchased	980	24,517	736	1,170	726,000	—	—
Return of securities loaned	53,550	21,957	—	—	21,553	8,156	429
Interest expense and brokerage charges	—	—	—	12	—	—	—
Fund shares redeemed	288	3,675	1,424	8	2,082	377	711
Advisory fees	311	2,247	1,322	115	2,796	248	484
Administrative fees	90	462	300	11	824	85	126
12b-1 fees (Class A)	5	114	22	2	347	22	33
Board of trustee fees	29	295	79	8	475	21	87
Chief compliance officer fees	—	—	—	—	1	—	—
Other expenses	3	17	7	37	29	1	15
Total liabilities	55,256	53,338	4,024	21,916	754,266	8,911	2,053
Net assets	$713,005	$5,844,605	$2,429,580	$130,137	$10,607,132	$681,563	$1,024,905
Net assets consist of:
Paid-in capital(a)	$708,291	$4,812,598	$1,157,984	$139,726	$7,868,973	$625,097	$855,030
Total distributable earnings (loss)(a)	4,714	1,032,007	1,271,596	(9,589)	2,738,159	56,466	169,875
Net assets	$713,005	$5,844,605	$2,429,580	$130,137	$10,607,132	$681,563	$1,024,905
Net assets - Class A	$163,555	$3,453,316	$659,219	$55,020	$10,525,994	$660,717	$1,019,522
Shares outstanding - Class A	13,684	139,396	28,109	4,523	308,464	41,500	84,189
Net asset value per share - Class A	$11.95	$24.77	$23.45	$12.16	$34.12	$15.92	$12.11
Net assets - Class I	$549,450	$2,391,289	$1,770,361	$75,117	$81,138	$20,846	$5,383
Shares outstanding - Class I	45,973	91,343	74,978	6,163	2,281	1,292	434
Net asset value per share - Class I	$11.95	$26.18	$23.61	$12.19	$35.57	$16.14	$12.42
Investments - unaffiliated, at cost	$677,157	$4,769,307	$1,332,271	$120,444	$7,786,286	$617,212	$844,838
Investments - affiliated, at cost	68,389	41,062	69,429	5,146	673,571	14,375	5,087
Purchased options, at cost	—	—	—	545	—	—	—
Foreign currency cost	—	1	—	—	—	—	688
Proceeds from securities sold short	—	—	—	15,408	—	—	—
Premiums from written options	—	—	—	1,302	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	52,654	21,547	74,500	—	168,880	7,886	5,577

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2021

	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$1,667,072	$1,665,464
Investments - affiliated, at value	—	14,923
Repurchase agreements, at value	112,000	—
Cash	335,887	136
Receivable from:
Investment securities sold	—	6,363
Fund shares sold	2,731	211
Dividends and interest	626	1,783
Adviser	517	—
Total assets	2,118,833	1,688,880
Liabilities
Payable for:
Investment securities purchased	14,994	7,563
Fund shares redeemed	5,797	1,429
Advisory fees	285	521
Administrative fees	181	139
12b-1 fees (Class A)	68	29
Board of trustee fees	132	119
Other expenses	2	5
Total liabilities	21,459	9,805
Net assets	$2,097,374	$1,679,075
Net assets consist of:
Paid-in capital(a)	$2,097,468	$1,243,779
Total distributable earnings (loss)(a)	(94)	435,296
Net assets	$2,097,374	$1,679,075
Net assets - Class A	$2,061,601	$874,473
Shares outstanding - Class A	2,061,669	28,591
Net asset value per share - Class A	$1.00	$30.59
Net assets - Class I	$35,773	$804,602
Shares outstanding - Class I	35,801	25,312
Net asset value per share - Class I	$1.00	$31.79
Investments - unaffiliated, at cost	$1,667,072	$1,230,177
Investments - affiliated, at cost	—	14,923
Repurchase agreements, at cost	112,000	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Bond Fund of America Fund(b)(c)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends received from master fund (a)	$47,203	$832	$7,259	$9,634	$5,518	$—	$19,260
Securities lending (a)	4	—	—	—	—	—	—
Total investment income	47,207	832	7,259	9,634	5,518	—	19,260

Expenses
Advisory fees	12,857	82	1,220	3,026	5,960	6,172	23,680
Administrative fees	2,521	21	233	504	917	950	3,702
12b-1 fees (Class A)	7,434	60	680	1,500	2,684	2,814	11,431
Legal fees	10	—	1	2	4	4	16
Board of trustee fees	64	2	6	9	22	18	109
Chief compliance officer fees	4	—	1	1	2	2	6
Other expenses	30	—	2	6	10	12	45
Total expenses	22,920	165	2,143	5,048	9,599	9,972	38,989
Expense waiver	(7,565)	(41)	(581)	(2,169)	(4,585)	(4,748)	(17,451)
Net expenses	15,355	124	1,562	2,879	5,014	5,224	21,538
Net investment income (loss)	31,852	708	5,697	6,755	504	(5,224)	(2,278)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	38	(82)	—	—	—	—	—
Investments - affiliated	8,797	—	1,465	459	19,605	16,726	47,242
Distributions from unaffiliated
investment companies	—	333	—	—	—	—	—
Distributions from affiliated investment
companies	81,938	—	—	12,660	43,586	20,671	475,509
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	(982)	—	—	—	—	—
Investments - affiliated	213,674	—	23,548	(46,972)	66,453	24,334	216,660
Net realized and unrealized gain (loss)	304,447	(731)	25,013	(33,853)	129,644	61,731	739,411
Change in net assets from operations	$336,299	$(23)	$30,710	$(27,098)	$130,148	$56,507	$737,133
(a) Affiliated income	$47,207	$—	$7,259	$9,634	$5,518	$—	$19,260

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(c)	Period from commencement of operations April 26, 2021.
See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/American Funds Washington Mutual Investors Fund(b)	JNL/Mellon Bond Index Fund(b)	JNL/Mellon Emerging Markets Index Fund(b)	JNL/Mellon International Index Fund(b)
Investment income
Dividends (a)	$—	$—	$—	$—	$6	$6,791	$18,406
Dividends received from master fund (a)	133,353	51,314	19,572	62,251	—	—	—
Foreign taxes withheld	—	—	—	—	—	(781)	(1,259)
Interest	—	—	—	—	7,611	—	—
Securities lending (a)	—	—	—	—	6	78	76
Total investment income	133,353	51,314	19,572	62,251	7,623	6,088	17,223

Expenses
Advisory fees	52,541	14,039	16,451	20,848	2,129	2,924	3,660
Administrative fees	8,334	1,934	1,772	3,570	1,360	1,725	3,573
12b-1 fees (Class A)	28,686	5,753	5,235	11,043	3,783	3,397	6,767
Licensing fees paid to third parties	—	—	—	—	—	63	105
Legal fees	38	7	7	15	2	2	2
Board of trustee fees	223	33	35	83	22	10	50
Chief compliance officer fees	16	3	3	6	1	1	1
Other expenses	115	25	23	45	9	54	3
Total expenses	89,953	21,794	23,526	35,610	7,306	8,176	14,161
Expense waiver	(29,004)	(9,670)	(11,520)	(12,027)	(647)	(1,126)	(1,736)
Net expenses	60,949	12,124	12,006	23,583	6,659	7,050	12,425
Net investment income (loss)	72,404	39,190	7,566	38,668	964	(962)	4,798

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	43,120	323,694	513,353
Investments - affiliated	123,988	16,231	20,974	54,766	598	(2,212)	3,548
Distributions from affiliated investment
companies	92,618	—	56,875	—	—	—	—
Foreign currency	—	—	—	—	—	1,037	424
Forward foreign currency contracts	—	—	—	—	—	(382)	(159)
Futures/futures options contracts	—	—	—	—	—	7,449	773
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	(84,129)	(275,575)	(396,634)
Investments - affiliated	1,734,023	(87,967)	(11,208)	794,075	8,890	(91,722)	73,763
Foreign currency	—	—	—	—	—	(7)	(304)
Forward foreign currency contracts	—	—	—	—	—	—	(64)
Futures/futures options contracts	—	—	—	—	—	(405)	(90)
Net realized and unrealized gain (loss)	1,950,629	(71,736)	66,641	848,841	(31,521)	(38,123)	194,610
Change in net assets from operations	$2,023,033	$(32,546)	$74,207	$887,509	$(30,557)	$(39,085)	$199,408
(a) Affiliated income	$133,353	$51,314	$19,572	$62,251	$6	$78	$106

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon S&P 400 MidCap Index Fund(b)	JNL/Mellon Small Cap Index Fund(b)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$12,037	$10,183	$6,253	$532	$7,996	$4,534	$11,292
Foreign taxes withheld	—	(9)	—	—	—	—	—
Securities lending (a)	74	383	—	—	—	—	—
Total investment income	12,111	10,557	6,253	532	7,996	4,534	11,292

Expenses
Advisory fees	5,156	4,240	1,666	869	2,372	2,489	4,245
Administrative fees	3,698	3,010	885	387	1,326	1,399	2,461
12b-1 fees (Class A)	10,891	8,628	5,267	2,299	7,905	8,347	15,377
Licensing fees paid to third parties	264	216	—	—	—	—	—
Legal fees	6	7	7	19	10	11	20
Board of trustee fees	44	37	36	13	51	51	117
Chief compliance officer fees	2	1	3	1	5	5	9
Other expenses	19	18	22	9	34	35	67
Total expenses	20,080	16,157	7,886	3,597	11,703	12,337	22,296
Expense waiver	(2,073)	(1,630)	—	—	—	—	—
Net expenses	18,007	14,527	7,886	3,597	11,703	12,337	22,296
Net investment income (loss)	(5,896)	(3,970)	(1,633)	(3,065)	(3,707)	(7,803)	(11,004)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,451,073	1,059,747	—	—	—	—	—
Investments - affiliated	(1,973)	1,115	80,579	35,615	120,970	95,236	205,429
Distributions from affiliated investment
companies	—	—	26,884	2,948	35,880	18,481	46,514
Futures/futures options contracts	8,329	2,743	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(804,335)	(507,099)	—	—	—	—	—
Investments - affiliated	163,061	132,187	142,732	(6,563)	170,674	93,463	257,161
Futures/futures options contracts	(193)	(499)	—	—	—	—	—
Net realized and unrealized gain (loss)	815,962	688,194	250,195	32,000	327,524	207,180	509,104
Change in net assets from operations	$810,066	$684,224	$248,562	$28,935	$323,817	$199,377	$498,100
(a) Affiliated income	$74	$383	$6,253	$532	$7,996	$4,534	$11,292

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Investment income
Dividends (a)	$51,384	$48,206	$3,037	$557	$5,581	$2,259	$4,515
Total investment income	51,384	48,206	3,037	557	5,581	2,259	4,515

Expenses
Advisory fees	7,004	5,556	2,425	1,212	4,720	2,516	4,704
Administrative fees	5,685	4,542	1,359	601	2,766	1,416	2,756
12b-1 fees (Class A)	11,614	9,037	8,109	3,602	17,387	8,485	17,357
Legal fees	15	12	10	4	22	11	22
Board of trustee fees	88	61	56	20	110	48	103
Chief compliance officer fees	7	5	5	2	10	5	10
Other expenses	48	38	34	16	73	37	75
Total expenses	24,461	19,251	11,998	5,457	25,088	12,518	25,027
Net investment income (loss)	26,923	28,955	(8,961)	(4,900)	(19,507)	(10,259)	(20,512)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	319,651	320,137	—	—	—	—	—
Investments - affiliated	16,429	13,184	118,076	35,256	327,266	143,620	322,879
Distributions from unaffiliated
investment companies	198,273	117,970	—	—	—	—	—
Distributions from affiliated investment
companies	24,253	—	16,090	1,805	24,637	6,980	23,039
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(134,422)	(176,518)	—	—	—	—	—
Investments - affiliated	38,541	(17,148)	281,163	12,361	450,412	46,124	272,442
Net realized and unrealized gain (loss)	462,725	257,625	415,329	49,422	802,315	196,724	618,360
Change in net assets from operations	$489,648	$286,580	$406,368	$44,522	$782,808	$186,465	$597,848
(a) Affiliated income	$5,562	$8,673	$3,037	$557	$5,581	$2,259	$4,515

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund(b)(c)
Investment income
Dividends (a)	$5,782	$3,812	$6,309	$41,364	$11,186	$18,580	$9
Interest	—	—	—	—	—	—	9,856
Securities lending (a)	706	437	479	661	239	377	19
Total investment income	6,488	4,249	6,788	42,025	11,425	18,957	9,884

Expenses
Advisory fees	663	399	697	3,502	1,095	1,762	1,849
Administrative fees	498	300	523	2,808	822	1,322	—
12b-1 fees (Class A)	975	581	1,022	5,471	1,593	2,541	—
Legal fees	1	1	1	9	2	4	5
Board of trustee fees	8	4	7	121	13	26	109
Chief compliance officer fees	1	—	1	3	1	1	1
Other expenses	5	4	6	15	8	10	4
Total expenses	2,151	1,289	2,257	11,929	3,534	5,666	1,968
Expense waiver	—	—	—	(58)	(22)	(41)	(1,202)
Net expenses	2,151	1,289	2,257	11,871	3,512	5,625	766
Net investment income (loss)	4,337	2,960	4,531	30,154	7,913	13,332	9,118

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	19,822	10,229	16,319	19,094	19,604	11,315	170
Investments - affiliated	—	—	—	—	—	—	27
Distributions from unaffiliated
investment companies	11	27	29	705	635	680	—
Distributions from affiliated investment
companies	2	1	1	15	5	6	7
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	21,319	1,381	15,896	142,357	5,522	54,851	585
Investments - affiliated	—	—	—	—	—	—	31
Net realized and unrealized gain (loss)	41,154	11,638	32,245	162,171	25,766	66,852	820
Change in net assets from operations	$45,491	$14,598	$36,776	$192,325	$33,679	$80,184	$9,938
(a) Affiliated income	$704	$436	$478	$646	$234	$371	$37

(b)	Period from commencement of operations April 26, 2021.
(c)

Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Statement of Operations of the Feeder Fund. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL Emerging Markets Index Fund(b)(c)	JNL International Index Fund(b)(c)	JNL Mid Cap Index Fund(b)(c)	JNL Small Cap Index Fund(b)(c)	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Investment income
Dividends (a)	$22,169	$46,087	$35,504	$26,917	$6,547	$35,412	$15,011
Foreign taxes withheld	(2,546)	(3,508)	—	(26)	(685)	(3,304)	(1,168)
Interest	—	—	—	—	25,541	—	—
Securities lending (a)	201	695	49	213	109	198	499
Total investment income	19,824	43,274	35,553	27,104	31,512	32,306	14,342

Expenses
Advisory fees	1,542	3,657	5,183	4,076	14,219	13,167	5,286
Administrative fees	—	—	—	—	2,418	2,606	1,057
12b-1 fees (Class A)	—	—	—	—	711	2,963	1,143
Licensing fees paid to third parties	39	91	493	388	—	—	—
Legal fees	4	10	14	18	5	7	3
Board of trustee fees	77	196	222	195	40	41	45
Chief compliance officer fees	1	2	4	3	2	3	1
Dividends/interest on securities sold short	—	—	—	—	1,662	—	—
Net short holdings borrowing fees	—	—	—	—	1,874	—	—
Interest expense	—	—	—	—	392	—	—
Other expenses	87	8	10	9	75	130	74
Total expenses	1,750	3,964	5,926	4,689	21,398	18,917	7,609
Expense waiver	(424)	(1,920)	(3,110)	(2,446)	(48)	—	—
Net expenses	1,326	2,044	2,816	2,243	21,350	18,917	7,609
Net investment income (loss)	18,498	41,230	32,737	24,861	10,162	13,389	6,733

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	5,358	19,238	27,171	29,160	116,925	266,829	90,105
Investments - affiliated	—	91	—	—	—	59	—
Distributions from affiliated investment
companies	1	1	2	2	8	2	1
Securities sold short	—	—	—	—	(48,311)	—	—
Brokerage commissions recaptured	—	—	—	—	3	5	4
Purchased options	—	—	—	—	(5,491)	—	—
Written options	—	—	—	—	11,159	—	—
Foreign currency	(1,018)	(827)	—	—	(30)	(738)	(499)
Forward foreign currency contracts	96	285	—	—	888	47	147
Futures/futures options contracts	8,387	1,871	1,476	(177)	(11,778)	—	—
Swap agreements	—	—	—	—	(17,245)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(126,039)	15,007	97,905	79,448	(54,015)	(256,596)	(30,134)
Investments - affiliated	—	(50)	—	—	—	(16,140)	—
Investment securities sold short	—	—	—	—	21,903	—	—
Purchased options	—	—	—	—	(202)	—	—
Written options	—	—	—	—	530	—	—
Foreign currency	6	(58)	—	—	(71)	276	12
Forward foreign currency contracts	—	96	—	—	1,084	(2)	—
Futures/futures options contracts	86	235	1,666	218	2,509	—	—
Swap agreements	—	—	—	—	3,058	—	—
Net realized and unrealized gain (loss)	(113,123)	35,889	128,220	108,651	20,924	(6,258)	59,636
Change in net assets from operations	$(94,625)	$77,119	$160,957	$133,512	$31,086	$7,131	$66,369
(a) Affiliated income	$201	$715	$50	$212	$127	$955	$500

(b)	Period from commencement of operations April 26, 2021.
(c)

Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Statement of Operations of the Feeder Fund. See Note 1 in the Notes to Financial Statements for additional information.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund(b)
Investment income
Dividends (a)	$22,471	$7,806	$21,201	$3,219	$4,296	$5,064	$53
Dividends received from master fund (a)	—	—	—	—	—	3,964	—
Foreign taxes withheld	(77)	(53)	—	—	—	(634)	—
Securities lending (a)	82	1,777	67	5	—	9	156
Total investment income	22,476	9,530	21,268	3,224	4,296	8,403	209

Expenses
Advisory fees	10,617	19,296	11,895	466	1,168	7,943	483
Administrative fees	2,543	3,421	1,783	233	438	1,853	145
12b-1 fees (Class A)	1,096	8,897	3,680	—	865	4,061	4
Licensing fees paid to third parties	—	—	—	47	—	—	—
Legal fees	7	13	7	1	2	5	1
Board of trustee fees	44	67	66	7	25	25	5
Chief compliance officer fees	3	6	3	—	—	2	—
Other expenses	19	46	20	2	1	28	1
Total expenses	14,329	31,746	17,454	756	2,499	13,917	639
Expense waiver	—	—	—	(535)	—	(2,172)	—
Net expenses	14,329	31,746	17,454	221	2,499	11,745	639
Net investment income (loss)	8,147	(22,216)	3,814	3,003	1,797	(3,342)	(430)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	199,258	643,893	195,997	1,343	12,152	326,664	(1,283)
Investments - affiliated	—	—	—	—	—	21,702	—
Distributions from affiliated investment
companies	2	5	3	—	—	99,658	—
Brokerage commissions recaptured	74	77	85	—	—	—	—
Foreign currency	(1)	(100)	—	—	—	(505)	—
Forward foreign currency contracts	1	—	—	—	—	(1)	—
Futures/futures options contracts	—	—	—	836	1,850	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	148,473	(536,140)	85,482	52,616	36,838	(131,444)	(13,468)
Investments - affiliated	—	(1,329)	—	77	—	(418,093)	—
Foreign currency	—	(30)	—	—	—	(10)	—
Futures/futures options contracts	—	—	—	46	157	—	—
Net realized and unrealized gain (loss)	347,807	106,376	281,567	54,918	50,997	(102,029)	(14,751)
Change in net assets from operations	$355,954	$84,160	$285,381	$57,921	$52,794	$(105,371)	$(15,181)
(a) Affiliated income	$86	$1,783	$71	$12	$2	$3,973	$156

(b)	Period from commencement of operations April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Investment income
Dividends (a)	$1,353	$47,265	$34,521	$23,549	$34,767	$8,621	$2,799
Foreign taxes withheld	(99)	(1,798)	(646)	(253)	(2,741)	(83)	(190)
Interest	—	24,125	—	—	51	—	—
Securities lending (a)	10	1,138	216	283	132	234	35
Total investment income	1,264	70,730	34,091	23,579	32,209	8,772	2,644

Expenses
Advisory fees	268	23,463	4,343	24,032	7,259	7,180	464
Administrative fees	73	5,957	1,213	5,016	2,103	2,227	155
12b-1 fees (Class A)	66	11,231	2,406	13,032	1,595	1,557	225
Legal fees	—	16	3	20	6	6	—
Board of trustee fees	2	74	19	106	38	30	3
Chief compliance officer fees	—	7	1	9	2	2	—
Dividends/interest on securities sold short	—	271	—	—	—	—	—
Net short holdings borrowing fees	—	89	—	—	—	—	—
Other expenses	—	83	14	69	21	20	3
Total expenses	409	41,191	7,999	42,284	11,024	11,022	850
Expense waiver	—	—	—	—	—	—	(14)
Net expenses	409	41,191	7,999	42,284	11,024	11,022	836
Net investment income (loss)	855	29,539	26,092	(18,705)	21,185	(2,250)	1,808

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	5,270	536,420	96,071	1,033,605	181,250	160,842	19,817
Investments - affiliated	—	8,445	—	—	—	—	—
Distributions from unaffiliated
investment companies	—	314	—	—	—	—	—
Distributions from affiliated investment
companies	—	24	—	—	1	1	—
Securities sold short	—	2,000	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	43	—	—
Purchased options	—	(35,273)	—	—	—	—	—
Written options	—	38,592	—	—	—	—	—
Foreign currency	(3)	(76)	(280)	(25)	(343)	—	23
Forward foreign currency contracts	1	(24,831)	—	—	(3)	—	—
Futures/futures options contracts	132	(120,295)	—	—	—	—	423
Swap agreements	—	2,162	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(711)	(144,728)	81,543	(49,721)	(89,821)	130,045	(9,784)
Investments - affiliated	—	(7,167)	—	—	—	—	—
Investment securities sold short	—	(1,732)	—	—	—	—	—
Purchased options	—	(8,035)	—	—	—	—	—
Written options	—	3,535	—	—	—	—	—
Foreign currency	(3)	(166)	(12)	—	(256)	—	(4)
Forward foreign currency contracts	—	(8,460)	—	—	—	—	—
Futures/futures options contracts	(12)	5,390	—	—	—	—	(3)
Swap agreements	—	16,540	—	—	—	—	—
Net realized and unrealized gain (loss)	4,674	262,659	177,322	983,859	90,871	290,888	10,472
Change in net assets from operations	$5,529	$292,198	$203,414	$965,154	$112,056	$288,638	$12,280
(a) Affiliated income	$10	$2,308	$217	$285	$134	$236	$35

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Investment income
Dividends (a)	$21,328	$5,320	$12	$2	$19	$4	$24
Foreign taxes withheld	(6)	(6)	—	—	(2)	—	—
Interest	—	—	107,664	35,549	44,947	90,427	34,205
Securities lending (a)	39	29	118	84	—	4	51
Total investment income	21,361	5,343	107,794	35,635	44,964	90,435	34,280

Expenses
Advisory fees	5,808	2,456	13,547	5,398	13,867	11,390	4,985
Administrative fees	1,482	670	3,629	1,318	3,806	2,723	1,310
12b-1 fees (Class A)	4,142	1,298	7,749	491	5,722	3,068	3,081
Legal fees	22	18	14	3	10	10	5
Board of trustee fees	35	16	65	20	62	43	22
Chief compliance officer fees	2	1	6	2	4	5	2
Other expenses	19	21	60	18	29	36	19
Total expenses	11,510	4,480	25,070	7,250	23,500	17,275	9,424
Expense waiver	(51)	(7)	—	—	—	—	—
Net expenses	11,459	4,473	25,070	7,250	23,500	17,275	9,424
Net investment income (loss)	9,902	870	82,724	28,385	21,464	73,160	24,856

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	86,789	44,150	8,515	16,396	2,207	(29,306)	5,387
Investments - affiliated	—	—	110	—	—	—	—
Distributions from affiliated investment
companies	—	—	4	2	6	1	3
Purchased options	—	—	—	—	—	—	(8)
Written options	—	—	—	—	—	—	58
Foreign currency	—	—	(159)	—	—	—	—
Forward foreign currency contracts	—	—	145	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	325
Swap agreements	—	—	—	—	610,330	—	(113)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	247,707	29,888	(104,531)	(35,431)	(7,770)	(50,331)	(39,727)
Investments - affiliated	—	—	(164)	—	—	—	—
Purchased options	—	—	—	—	—	—	14
Written options	—	—	—	—	—	—	(6)
Foreign currency	—	—	(91)	—	—	—	—
Forward foreign currency contracts	—	—	(53)	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	71
Swap agreements	—	—	—	—	(90,700)	—	15
Net realized and unrealized gain (loss)	334,496	74,038	(96,224)	(19,033)	514,073	(79,636)	(33,981)
Change in net assets from operations	$344,398	$74,908	$(13,500)	$9,352	$535,537	$(6,476)	$(9,125)
(a) Affiliated income	$39	$29	$212	$84	$19	$9	$61

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Investment income
Dividends (a)	$27,809	$5	$17,867	$35,655	$89,054	$33,472	$14,456
Foreign taxes withheld	(695)	(750)	(652)	(247)	—	(3,009)	(911)
Net Interest (amortization)	(19)	45,558	7,074	42,230	—	—	68
Securities lending (a)	209	18	87	114	121	4	28
Total investment income	27,304	44,831	24,376	77,752	89,175	30,467	13,641

Expenses
Advisory fees	7,106	3,234	6,490	8,973	10,579	8,758	6,178
Administrative fees	1,538	809	1,780	1,695	6,856	1,460	1,359
12b-1 fees (Class A)	2,046	1,576	3,552	5,063	18,287	951	1,584
Legal fees	4	2	5	7	24	4	4
Board of trustee fees	20	7	23	32	135	24	22
Chief compliance officer fees	2	1	2	3	10	2	1
Other expenses	19	70	69	21	72	79	16
Total expenses	10,735	5,699	11,921	15,794	35,963	11,278	9,164
Expense waiver	—	—	(13)	—	—	—	—
Net expenses	10,735	5,699	11,908	15,794	35,963	11,278	9,164
Net investment income (loss)	16,569	39,132	12,468	61,958	53,212	19,189	4,477

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	67,541	(56,743)	155,186	137,853	288,372	93,844	78,095
Investments - affiliated	—	—	(1,329)	—	1,454,199	—	—
Distributions from affiliated investment
companies	—	2	2	2	5	1	1
Securities sold short	12	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	10	25	—	—	1
Written options	—	—	10	104	—	—	—
Foreign currency	(488)	(3,264)	(293)	7	—	(1,468)	(179)
Forward foreign currency contracts	(47)	(15,279)	92	—	—	83	810
Futures/futures options contracts	—	—	13,753	—	7,980	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	41,386	(2,601)	(25,297)	32,803	524,867	(138,532)	54,533
Investments - affiliated	—	—	902	—	(501,607)	—	—
Foreign currency	(12)	(266)	(16)	(83)	—	84	(145)
Forward foreign currency contracts	—	14,632	—	—	—	1	(166)
Futures/futures options contracts	—	—	(348)	—	619	—	—
Swap agreements	—	—	(7)	—	—	—	—
Net realized and unrealized gain (loss)	108,392	(63,519)	142,665	170,711	1,774,435	(45,987)	132,950
Change in net assets from operations	$124,961	$(24,387)	$155,133	$232,669	$1,827,647	$(26,798)	$137,427
(a) Affiliated income	$211	$23	$278	$115	$122	$7	$29

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Investment income
Dividends (a)	$5,586	$27,372	$14,895	$19,310	$4,573	$18,271	$7,896
Foreign taxes withheld	(7)	(419)	(1,310)	(1,733)	—	(1,003)	(9)
Interest	—	—	—	—	—	10,342	—
Securities lending (a)	14	203	73	56	4,031	185	—
Total investment income	5,593	27,156	13,658	17,633	8,604	27,795	7,887

Expenses
Advisory fees	1,781	5,484	13,654	6,123	17,220	8,472	2,892
Administrative fees	411	1,570	4,096	1,762	2,662	2,174	868
12b-1 fees (Class A)	280	455	5,851	2,721	7,911	4,339	1,287
Legal fees	1	4	12	6	10	5	2
Board of trustee fees	9	17	69	37	48	25	15
Chief compliance officer fees	1	2	5	2	5	3	1
Dividends/interest on securities sold short	—	—	—	—	—	106	—
Net short holdings borrowing fees	—	—	—	—	—	158	66
Other expenses	3	16	68	21	36	64	17
Total expenses	2,486	7,548	23,755	10,672	27,892	15,346	5,148
Expense waiver	—	(3)	—	—	—	—	—
Net expenses	2,486	7,545	23,755	10,672	27,892	15,346	5,148
Net investment income (loss)	3,107	19,611	(10,097)	6,961	(19,288)	12,449	2,739

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	50,683	90,540	263,981	131,988	583,075	182,950	72,084
Investments - affiliated	—	—	—	—	—	4	—
Distributions from affiliated investment
companies	—	1	—	1	2	2	1
Securities sold short	—	—	—	—	—	(2,503)	—
Brokerage commissions recaptured	36	6	—	8	10	26	8
Purchased options	—	—	—	—	—	2,564	(49,923)
Written options	—	—	—	—	—	—	(34,723)
Foreign currency	—	283	(110)	(243)	(1)	266	—
Forward foreign currency contracts	—	(1,221)	91	56	—	5,583	—
Futures/futures options contracts	—	—	—	—	—	1,909	3,075
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	44,479	76,895	139,020	(66,565)	(385,736)	(79,524)	74,834
Investments - affiliated	—	—	—	—	—	(4)	—
Investment securities sold short	—	—	—	—	—	131	—
Purchased options	—	—	—	—	—	927	—
Written options	—	—	—	—	—	—	(74)
Foreign currency	—	(41)	(228)	(142)	—	170	—
Forward foreign currency contracts	—	1,549	7	—	—	2,145	—
Futures/futures options contracts	—	—	—	—	—	(2,787)	(61)
Net realized and unrealized gain (loss)	95,198	168,012	402,761	65,103	197,350	111,859	65,221
Change in net assets from operations	$98,305	$187,623	$392,664	$72,064	$178,062	$124,308	$67,960
(a) Affiliated income	$14	$208	$74	$59	$4,036	$193	$1

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund
Investment income
Dividends (a)	$14,425	$7	$25,193	$11,200	$8,380	$2	$2,541
Foreign taxes withheld	—	—	(9)	(1,346)	(657)	(1)	—
Interest	—	34,266	—	—	—	11,772	—
Securities lending (a)	393	18	1	379	1	25	17
Total investment income	14,818	34,291	25,185	10,233	7,724	11,798	2,558

Expenses
Advisory fees	18,872	5,008	6,231	3,215	5,291	2,399	645
Administrative fees	3,843	1,813	1,274	689	1,443	1,028	500
12b-1 fees (Class A)	10,524	4,139	2,580	304	1,397	742	983
Licensing fees paid to third parties	—	—	—	—	—	—	19
Legal fees	15	6	5	2	4	3	1
Board of trustee fees	79	14	30	9	19	23	9
Chief compliance officer fees	7	3	2	1	2	1	1
Other expenses	54	27	15	7	25	6	5
Total expenses	33,394	11,010	10,137	4,227	8,181	4,202	2,163
Expense waiver	—	—	—	—	—	—	(3)
Net expenses	33,394	11,010	10,137	4,227	8,181	4,202	2,160
Net investment income (loss)	(18,576)	23,281	15,048	6,006	(457)	7,596	398

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	590,224	4,412	74,873	20,237	63,762	906	25,768
Distributions from affiliated investment
companies	4	2	1	1	—	—	—
Brokerage commissions recaptured	37	—	—	—	4	—	—
Foreign currency	—	—	31	(26)	(2)	—	—
Forward foreign currency contracts	—	—	—	(37)	13	—	—
Futures/futures options contracts	—	—	—	—	—	214	257
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(173,653)	(72,952)	214,910	2,498	(8,635)	(6,063)	12,701
Foreign currency	—	—	(37)	(22)	(73)	—	—
Futures/futures options contracts	—	—	—	—	—	(186)	35
Net realized and unrealized gain (loss)	416,612	(68,538)	289,778	22,651	55,069	(5,129)	38,761
Change in net assets from operations	$398,036	$(45,257)	$304,826	$28,657	$54,612	$2,467	$39,159
(a) Affiliated income	$399	$25	$2	$380	$2	$27	$17

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Investment income
Dividends (a)	$13,498	$5,335	$24,333	$54,446	$9,076	$26,877	$53,332
Foreign taxes withheld	—	—	—	—	—	(5)	—
Securities lending (a)	177	5	2	11	8	104	319
Total investment income	13,675	5,340	24,335	54,457	9,084	26,976	53,651

Expenses
Advisory fees	3,451	451	2,397	2,257	1,930	2,699	6,844
Administrative fees	2,939	338	2,009	1,885	643	2,276	5,819
12b-1 fees (Class A)	5,829	666	3,962	3,734	1,267	4,498	11,952
Licensing fees paid to third parties	116	14	255	73	—	88	238
Legal fees	8	1	5	5	2	6	15
Board of trustee fees	45	5	30	39	16	41	80
Chief compliance officer fees	3	—	2	2	1	2	7
Other expenses	27	4	16	17	4	18	51
Total expenses	12,418	1,479	8,676	8,012	3,863	9,628	25,006
Expense waiver	(8)	(2)	(9)	(6)	—	(9)	(15)
Net expenses	12,410	1,477	8,667	8,006	3,863	9,619	24,991
Net investment income (loss)	1,265	3,863	15,668	46,451	5,221	17,357	28,660

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	329,647	8,709	(44)	(157,989)	66,972	139,610	150,431
Investments - affiliated	—	—	—	—	—	343	—
Distributions from affiliated investment
companies	1	—	1	—	1	—	—
Brokerage commissions recaptured	—	—	—	—	35	—	—
Foreign currency	—	—	—	—	1	—	—
Futures/futures options contracts	831	281	5,007	2,338	—	1,979	2,572
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	60,796	22,232	220,881	573,510	26,156	179,224	555,573
Investments - affiliated	—	—	—	—	—	4,531	—
Foreign currency	—	—	—	—	(5)	—	—
Futures/futures options contracts	(246)	24	(4)	201	—	(151)	13
Net realized and unrealized gain (loss)	391,029	31,246	225,841	418,060	93,160	325,536	708,589
Change in net assets from operations	$392,294	$35,109	$241,509	$464,511	$98,381	$342,893	$737,249
(a) Affiliated income	$177	$5	$4	$12	$9	$383	$320

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund
Investment income
Dividends (a)	$2,838	$42,747	$2,918	$3,021	$42,633	$3,898	$167,070
Foreign taxes withheld	—	(45)	—	—	(64)	—	(19)
Interest	—	—	—	—	—	—	1
Securities lending (a)	5	179	55	6	35	6	2,051
Total investment income	2,843	42,881	2,973	3,027	42,604	3,904	169,103

Expenses
Advisory fees	427	8,901	352	554	10,204	384	12,260
Administrative fees	318	7,520	256	332	8,646	282	10,985
12b-1 fees (Class A)	621	15,770	497	643	18,273	534	35,346
Licensing fees paid to third parties	12	314	10	111	2,157	10	2,374
Legal fees	1	21	1	1	24	1	47
Board of trustee fees	7	125	6	8	146	7	278
Chief compliance officer fees	—	9	—	1	10	—	20
Other expenses	3	70	4	2	81	2	144
Total expenses	1,389	32,730	1,126	1,652	39,541	1,220	61,454
Expense waiver	(2)	(33)	(3)	(3)	(49)	(5)	—
Net expenses	1,387	32,697	1,123	1,649	39,492	1,215	61,454
Net investment income (loss)	1,456	10,184	1,850	1,378	3,112	2,689	107,649

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	16,019	1,027,750	24,269	12,242	630,353	9,283	319,911
Investments - affiliated	—	—	—	(1)	—	—	374
Distributions from affiliated investment
companies	—	1	—	—	1	—	9
Futures/futures options contracts	125	5,855	235	217	7,597	410	20,584
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	14,294	497,695	4,850	42,869	822,053	46,059	2,478,577
Investments - affiliated	—	—	—	135	—	—	3,729
Futures/futures options contracts	7	(778)	32	(8)	(1,106)	18	(1,500)
Net realized and unrealized gain (loss)	30,445	1,530,523	29,386	55,454	1,458,898	55,770	2,821,684
Change in net assets from operations	$31,901	$1,540,707	$31,236	$56,832	$1,462,010	$58,459	$2,929,333
(a) Affiliated income	$5	$180	$55	$18	$39	$6	$2,389

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund(b)	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
Investment income
Dividends (a)	$64,097	$8,847	$7,200	$34,942	$106	$17,157	$1
Foreign taxes withheld	(13)	—	(235)	(53)	(5)	—	—
Interest	—	—	—	—	—	—	8
Securities lending (a)	137	1	51	381	—	—	—
Total investment income	64,221	8,848	7,016	35,270	101	17,157	9

Expenses
Advisory fees	7,475	559	762	11,073	10	1,999	94
Administrative fees	6,617	429	597	2,023	7	1,504	31
12b-1 fees (Class A)	14,340	844	1,175	5,952	3	994	63
Licensing fees paid to third parties	227	17	35	—	3	1,103	—
Legal fees	25	1	2	8	—	4	—
Board of trustee fees	529	6	16	50	—	23	1
Chief compliance officer fees	7	1	1	3	—	2	—
Other expenses	35	4	4	23	—	12	—
Total expenses	29,255	1,861	2,592	19,132	23	5,641	189
Expense waiver	(121)	(2)	(3)	—	—	—	—
Net expenses	29,134	1,859	2,589	19,132	23	5,641	189
Net investment income (loss)	35,087	6,989	4,427	16,138	78	11,516	(180)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	332,849	6,784	12,453	189,088	370	163,924	—
Investments - affiliated	20	—	4	145	—	1,968	—
Distributions from affiliated investment
companies	2	—	—	3	—	—	—
Brokerage commissions recaptured	—	—	—	85	—	—	—
Foreign currency	—	—	(20)	—	2	—	—
Forward foreign currency contracts	—	—	(49)	—	—	—	—
Futures/futures options contracts	3,087	271	1,203	—	—	853	4,676
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	488,772	30,624	57,465	300,586	787	29,261	(4)
Investments - affiliated	492	—	84	9,045	—	(438)	—
Foreign currency	—	—	(17)	(1)	—	—	—
Forward foreign currency contracts	—	—	(6)	—	—	—	—
Futures/futures options contracts	771	38	41	—	—	(8)	264
Net realized and unrealized gain (loss)	825,993	37,717	71,158	498,951	1,159	195,560	4,936
Change in net assets from operations	$861,080	$44,706	$75,585	$515,089	$1,237	$207,076	$4,756
(a) Affiliated income	$137	$1	$61	$382	$—	$167	$1

(b)	Period from commencement of operations April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund
Investment income
Dividends (a)	$—	$29	$49	$37	$2,171	$1,371	$10
Foreign taxes withheld	(22)	(10)	(5)	—	—	—	—
Interest	29,285	57,400	57,970	68,445	50,361	107,689	46,041
Securities lending (a)	41	17	14	3	—	199	21
Total investment income	29,304	57,436	58,028	68,485	52,532	109,259	46,072

Expenses
Advisory fees	4,049	8,081	5,694	6,658	5,530	6,440	7,428
Administrative fees	1,266	2,527	1,731	1,735	1,775	1,920	1,980
12b-1 fees (Class A)	2,025	2,582	2,015	3,862	3,524	4,472	2,373
Legal fees	3	6	6	7	5	7	7
Board of trustee fees	17	31	26	41	25	35	35
Chief compliance officer fees	1	3	3	3	2	3	3
Dividends/interest on securities sold short	—	—	—	64	—	—	—
Interest expense	—	—	80	323	—	—	—
Other expenses	12	27	26	34	93	29	26
Total expenses	7,373	13,257	9,581	12,727	10,954	12,906	11,852
Net investment income (loss)	21,931	44,179	48,447	55,758	41,578	96,353	34,220

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	19,044	13,104	(1,871)	57,191	(1,933)	55,944	26,248
Distributions from affiliated investment
companies	5	—	—	—	2	3	2
Securities sold short	2	—	—	—	—	—	—
Purchased options	—	—	—	(443)	—	—	—
Written options	—	2,016	2,129	1,110	—	—	—
Foreign currency	37	(1,074)	(298)	375	—	—	—
Forward foreign currency contracts	329	(371)	2,385	10,720	—	—	—
Futures/futures options contracts	14,283	(4,727)	(1,838)	2,367	—	—	(5,791)
Swap agreements	5,334	3,775	4,946	356	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(35,289)	(37,447)	(76,716)	(27,657)	2,736	(44,506)	(74,076)
Purchased options	—	(23)	—	1,397	—	—	—
Written options	—	270	193	(1,570)	—	—	—
Foreign currency	(29)	478	(61)	(509)	—	—	—
Forward foreign currency contracts	408	7,836	(198)	3,012	—	—	—
Futures/futures options contracts	(3,224)	(1,436)	(81)	2,312	—	—	311
Swap agreements	(414)	9,640	(6,313)	(9,610)	—	—	—
Net realized and unrealized gain (loss)	486	(7,959)	(77,723)	39,051	805	11,441	(53,306)
Change in net assets from operations	$22,417	$36,220	$(29,276)	$94,809	$42,383	$107,794	$(19,086)
(a) Affiliated income	$46	$17	$14	$3	$5	$203	$32

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
Investment income
Dividends (a)	$7,172	$49,844	$5,643	$83,743	$43,215	$32,159	$6
Foreign taxes withheld	(1)	(3)	(182)	(168)	(573)	(122)	—
Interest	—	—	4,673	77,716	—	—	30,033
Securities lending (a)	70	120	54	78	572	1,864	20
Total investment income	7,241	49,961	10,188	161,369	43,214	33,901	30,059

Expenses
Advisory fees	919	4,674	2,958	55,060	55,902	40,455	5,332
Administrative fees	766	4,058	816	14,348	12,017	6,504	1,757
12b-1 fees (Class A)	1,513	8,055	1,626	29,745	30,587	19,708	4,367
Licensing fees paid to third parties	179	1,067	—	—	—	—	—
Legal fees	2	11	2	42	50	26	7
Board of trustee fees	12	63	11	266	277	131	30
Chief compliance officer fees	1	4	1	18	22	12	3
Other expenses	11	37	18	153	164	87	23
Total expenses	3,403	17,969	5,432	99,632	99,019	66,923	11,519
Expense waiver	(3)	—	—	(4)	—	—	—
Net expenses	3,400	17,969	5,432	99,628	99,019	66,923	11,519
Net investment income (loss)	3,841	31,992	4,756	61,741	(55,805)	(33,022)	18,540

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	63,909	342,643	50,870	940,197	1,833,215	739,640	4,907
Distributions from affiliated investment
companies	—	—	—	—	—	1	—
Written options	—	—	—	11,092	—	—	—
Foreign currency	—	—	(4)	(99)	16	1	—
Forward foreign currency contracts	—	—	1	—	(57)	—	—
Futures/futures options contracts	331	3,607	(135)	—	—	—	1,627
Swap agreements	—	—	19	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	58,309	252,425	8,383	760,575	(40,809)	127,261	(29,873)
Investments - affiliated	—	191	—	8	—	—	—
Written options	—	—	—	(56,290)	—	—	—
Foreign currency	—	—	(13)	43	—	—	—
Forward foreign currency contracts	—	—	1	—	—	—	—
Futures/futures options contracts	95	(78)	(40)	—	—	—	(846)
Swap agreements	—	—	1	—	—	—	—
Net realized and unrealized gain (loss)	122,644	598,788	59,083	1,655,526	1,792,365	866,903	(24,185)
Change in net assets from operations	$126,485	$630,780	$63,839	$1,717,267	$1,736,560	$833,881	$(5,645)
(a) Affiliated income	$70	$130	$68	$889	$593	$1,956	$25

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Investment income
Dividends (a)	$589	$76,137	$15,100	$622	$108,018	$12,023	$20,625
Dividends received from master fund (a)	—	—	—	—	—	12,655	—
Foreign taxes withheld	—	(180)	(1,306)	(36)	(1,721)	(32)	(984)
Net Interest (amortization)	42,586	(1)	—	1,255	57,241	—	—
Securities lending (a)	268	82	50	—	276	6	35
Total investment income	43,443	76,038	13,844	1,841	163,814	24,652	19,676

Expenses
Advisory fees	3,679	24,782	15,150	1,339	31,209	3,006	5,688
Administrative fees	1,066	5,103	3,439	128	9,196	875	1,465
12b-1 fees (Class A)	479	8,921	1,562	159	29,453	1,883	2,917
Legal fees	3	21	9	1	38	2	5
Board of trustee fees	13	127	47	2	212	14	30
Chief compliance officer fees	1	9	4	—	17	1	2
Dividends/interest on securities sold short	3	—	—	45	—	—	—
Net short holdings borrowing fees	—	—	—	189	—	—	—
Other expenses	11	64	29	3	119	8	35
Total expenses	5,255	39,027	20,240	1,866	70,244	5,789	10,142
Expense waiver	(48)	—	—	—	—	(645)	—
Net expenses	5,207	39,027	20,240	1,866	70,244	5,144	10,142
Net investment income (loss)	38,236	37,011	(6,396)	(25)	93,570	19,508	9,534

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	26,349	1,215,076	245,805	8,986	766,315	95,914	100,719
Investments - affiliated	—	—	—	—	—	894	—
Distributions from affiliated investment
companies	3	1	7	—	26	11,686	—
Securities sold short	1	—	—	(4,151)	—	—	—
Brokerage commissions recaptured	—	—	15	—	5	1	7
Purchased options	—	—	—	(2,583)	—	—	—
Written options	—	—	—	1,689	—	—	—
Foreign currency	—	(54)	(150)	(114)	(158)	9	318
Forward foreign currency contracts	—	7	49	987	34	—	(65)
Futures/futures options contracts	—	—	—	—	4,648	—	—
Swap agreements	—	—	—	3,912	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(29,690)	92,553	127,754	(6,004)	826,289	56,466	120,178
Investments - affiliated	—	—	—	—	—	(39,459)	—
Investment securities sold short	—	—	—	(353)	—	—	—
Purchased options	—	—	—	332	—	—	—
Written options	—	—	—	1,249	—	—	—
Foreign currency	—	(19)	(167)	—	(51)	—	(22)
Forward foreign currency contracts	—	—	—	662	—	—	(3)
Futures/futures options contracts	—	—	—	—	(395)	—	—
Swap agreements	—	—	—	(1,152)	—	—	—
Net realized and unrealized gain (loss)	(3,337)	1,307,564	373,313	3,460	1,596,713	125,511	221,132
Change in net assets from operations	$34,899	$1,344,575	$366,917	$3,435	$1,690,283	$145,019	$230,666
(a) Affiliated income	$275	$89	$53	$1	$340	$12,661	$36

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2021

	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$—	$33,850
Foreign taxes withheld	—	(89)
Interest	1,648	—
Securities lending (a)	—	269
Total investment income	1,648	34,030

Expenses
Advisory fees	3,631	6,075
Administrative fees	2,321	1,621
12b-1 fees (Class A)	6,844	2,471
Legal fees	9	6
Board of trustee fees	59	34
Chief compliance officer fees	4	3
Other expenses	19	20
Total expenses	12,887	10,230
Expense waiver	(11,239)	—
Net expenses	1,648	10,230
Net investment income (loss)	—	23,800

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1	221,400
Brokerage commissions recaptured	—	1
Foreign currency	—	15
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	141,793
Foreign currency	—	(35)
Net realized and unrealized gain (loss)	1	363,174
Change in net assets from operations	$1	$386,974
(a) Affiliated income	$—	$271

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Cash Flows (in thousands)

For the Period Ended December 31, 2021

	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase (decrease) in net assets from operations	$(29,276)	$94,809
Adjustments to reconcile net assets from operations to net cash flow provided by (used in) operating activities:
Purchase of long-term investments	(2,081,322)	(1,460,888)
Proceeds from sales and maturities of long-term investments	2,151,398	1,309,774
Net (purchases) sales of short-term investments	78,461	(16,771)
Proceeds from securities sold short/forward sales commitments	17,921	6,442
Purchases to cover securities sold short/forward sales commitments	(20,162)	(4,329)
(Increase) decrease in receivable for investment securities sold	118,892	293,158
Increase (decrease) in payable for investment securities purchased	(220,715)	(420,827)
(Increase) decrease in receivable for dividends and interest	1,171	(99)
Increase (decrease) in payable for interest expense and brokerage charges	(1)	—
Increase (decrease) in payable for expenses	(76)	127
(Increase) decrease in receivable for deposits with brokers and counterparties	(1,038)	947
Increase (decrease) in payable for deposits from counterparties	75	(2,050)
Increase (decrease) in other assets	3	2
Net amortization	5,351	25,532
Net inflation compensation	(2)	(75,250)
Net proceeds from (payments for) OTC swap agreements	3,341	1,445
Net proceeds from (payments for) variation margin on futures/futures option contracts and swap agreements	(6,066)	(5,736)
Loss from currency transactions	2,026	10,587
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign
currency, forward foreign currency contracts, futures/futures options contacts and swap agreements	83,175	32,625
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign
currency contracts, futures/futures options contracts and swap agreements	(5,452)	(71,676)
Net cash flow provided by (used in) operating activities	97,704	(282,178)
Cash flows provided by (used in) financing activities
Net subscriptions (redemptions) from capital share transactions	(216,831)	253,765
Increase (decrease) in payable for reverse repurchase agreements	(20,811)	379,046
Net borrowing from secured financing transactions	2,571	1,629
Net fees from secured borrowing transactions	(2,374)	(1.560)
(Increase) decrease in receivable for treasury roll transactions	(11,687)	(718,518)
Increase (decrease) in payable for treasury roll transactions	144,166	382,805
Net cash flow provided by (used in) financing activities	(104,966)	297,167
Net increase (decrease) in cash and cash equivalents	(7,262)	14,989
Cash and cash equivalents at beginning of year	10,646	9,793
Cash and cash equivalents at end of year	$3,384	$24,782

Supplemental disclosure of operating activities:
Interest expense during the year	$1	$4

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$959	$17,380
Foreign currency	2,425	7,402
Total cash and cash equivalents presented in the statements of cash flows	$3,384	$24,782

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)(b)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$31,852	$708	$5,697	$6,755	$504	$(5,224)	$(2,278)
Net realized gain (loss)	90,773	251	1,465	13,119	63,191	37,397	522,751
Net change in unrealized appreciation
(depreciation)	213,674	(982)	23,548	(46,972)	66,453	24,334	216,660
Change in net assets from operations	336,299	(23)	30,710	(27,098)	130,148	56,507	737,133
Share transactions[1]
Proceeds from the sale of shares
Class A	786,550	72,771	100,441	105,350	313,758	192,605	1,535,079
Class I	23,234	2,200	4,164	2,813	13,680	10,731	41,439
Cost of shares redeemed
Class A	(402,824)	(9,968)	(36,862)	(103,019)	(206,708)	(214,622)	(856,444)
Class I	(14,854)	(497)	(2,182)	(1,300)	(5,933)	(5,378)	(22,134)
Change in net assets from
share transactions	392,106	64,506	65,561	3,844	114,797	(16,664)	697,940
Change in net assets	728,405	64,483	96,271	(23,254)	244,945	39,843	1,435,073
Net assets beginning of year	2,109,752	—	186,316	509,076	767,420	889,080	3,127,735
Net assets end of year	$2,838,157	$64,483	$282,587	$485,822	$1,012,365	$928,923	$4,562,808

[1]Share transactions
Shares sold
Class A	52,311	7,194	8,074	8,779	12,617	8,304	32,853
Class I	1,477	218	329	231	547	451	885
Shares redeemed
Class A	(26,706)	(983)	(2,977)	(8,599)	(8,322)	(9,278)	(18,466)
Class I	(948)	(49)	(172)	(107)	(235)	(225)	(479)
Change in shares
Class A	25,605	6,211	5,097	180	4,295	(974)	14,387
Class I	529	169	157	124	312	226	406
Purchases and sales of long term
investments
Purchase of securities	$552,760	$68,643	$78,941	$59,666	$207,170	$69,372	$1,271,783
Proceeds from sales of securities	$46,641	$3,077	$7,652	$36,423	$48,232	$70,593	$100,304

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Period from commencement of operations April 26, 2021.
See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$72,404	$39,190	$7,566	$38,668	$964	$(962)	$4,798
Net realized gain (loss)	216,606	16,231	77,849	54,766	43,718	329,586	517,939
Net change in unrealized appreciation
(depreciation)	1,734,023	(87,967)	(11,208)	794,075	(75,239)	(367,709)	(323,329)
Change in net assets from operations	2,023,033	(32,546)	74,207	887,509	(30,557)	(39,085)	199,408
Share transactions[1]
Proceeds from the sale of shares
Class A	1,538,044	284,179	350,125	484,364	300,625	238,194	300,186
Class I	41,024	8,365	13,452	15,580	18,991	12,763	19,445
Proceeds in connection with acquisition
Class A	—	—	—	—	189,639	—	1,118,843
Class I	—	—	—	—	5,824	—	17,993
Cost of shares redeemed
Class A	(1,614,255)	(361,694)	(327,048)	(694,639)	(330,152)	(279,161)	(458,267)
Class I	(22,778)	(4,839)	(5,585)	(6,820)	(258,229)	(7,541)	(285,953)
Change in net assets from
share transactions	(57,965)	(73,989)	30,944	(201,515)	(73,302)	(35,745)	712,247
Change in net assets	1,965,068	(106,535)	105,151	685,994	(103,859)	(74,830)	911,655
Net assets beginning of year	8,649,321	1,952,027	1,667,212	3,328,595	1,423,815	1,143,744	1,733,451
Net assets end of year	$10,614,389	$1,845,492	$1,772,363	$4,014,589	$1,319,956	$1,068,914	$2,645,106

[1]Share transactions
Shares sold
Class A	44,233	15,858	18,760	16,297	23,747	17,934	19,573
Class I	1,143	458	710	507	1,443	957	1,214
Shares issued in connection with acquisition
Class A	—	—	—	—	15,074	—	72,983
Class I	—	—	—	—	444	—	1,118
Shares redeemed
Class A	(46,841)	(20,130)	(17,513)	(23,234)	(26,065)	(21,142)	(29,912)
Class I	(644)	(263)	(292)	(220)	(19,689)	(564)	(17,787)
Change in shares
Class A	(2,608)	(4,272)	1,247	(6,937)	12,756	(3,208)	62,644
Class I	499	195	418	287	(17,802)	393	(15,455)
Purchases and sales of long term
investments
Purchase of securities	$449,343	$85,275	$166,604	$112,277	$109,885	$213,988 (b)	$662,454 (c)
Purchase of U.S. government securities	—	—	—	—	161,246 (d)	—	—
Total purchases	$449,343	$85,275	$166,604	$112,277	$271,131 (e)	$213,988	$662,454
Proceeds from sales of securities	$341,848	$120,146	$71,210	$274,760	$305,747	$919,095 (b)	$266,831 (c)
Proceeds from sales of U.S. government
securities	—	—	—	—	54,031 (d)	—	—
Total proceeds from sales	$341,848	$120,146	$71,210	$274,760	$359,778 (e)	$919,095	$266,831
Securities sold short covers	$—	$—	$—	$—	$4,980	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$3,740	$—	$—

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

Amounts exclude $1,195,000 and $504,596 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

(c)

Amounts exclude $2,684,176 and $2,382,733 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

(d)	Amounts exclude $485,599 and $486,451 of purchases and sales, respectively, of dollar roll transaction securities.
(e)

Amounts exclude $1,331,555 and $1,306,516 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(5,896)	$(3,970)	$(1,633)	$(3,065)	$(3,707)	$(7,803)	$(11,004)
Net realized gain (loss)	1,457,429	1,063,605	107,463	38,563	156,850	113,717	251,943
Net change in unrealized appreciation
(depreciation)	(641,467)	(375,411)	142,732	(6,563)	170,674	93,463	257,161
Change in net assets from operations	810,066	684,224	248,562	28,935	323,817	199,377	498,100
Share transactions[1]
Proceeds from the sale of shares
Class A	710,363	737,216	269,152	265,154	333,602	294,679	327,193
Class I	41,203	46,543	7,048	6,852	6,679	4,290	5,298
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	73,767
Class I	—	—	—	—	—	—	85
Cost of shares redeemed
Class A	(830,298)	(827,238)	(340,542)	(316,926)	(470,777)	(495,275)	(870,043)
Class I	(328,934)	(337,852)	(3,888)	(5,888)	(4,787)	(2,342)	(3,090)
Change in net assets from
share transactions	(407,666)	(381,331)	(68,230)	(50,808)	(135,283)	(198,648)	(466,790)
Change in net assets	402,400	302,893	180,332	(21,873)	188,534	729	31,310
Net assets beginning of year	3,447,635	2,677,955	1,646,914	801,615	2,520,212	2,758,135	5,023,281
Net assets end of year	$3,850,035	$2,980,848	$1,827,246	$779,742	$2,708,746	$2,758,864	$5,054,591

[1]Share transactions
Shares sold
Class A	24,204	28,745	14,260	18,736	17,332	17,544	17,866
Class I	1,376	1,791	372	477	342	253	286
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	4,022
Class I	—	—	—	—	—	—	5
Shares redeemed
Class A	(28,298)	(32,093)	(18,163)	(22,403)	(24,618)	(29,423)	(47,386)
Class I	(10,662)	(12,702)	(207)	(409)	(246)	(135)	(164)
Change in shares
Class A	(4,094)	(3,348)	(3,903)	(3,667)	(7,286)	(11,879)	(25,498)
Class I	(9,286)	(10,911)	165	68	96	118	127
Purchases and sales of long term
investments
Purchase of securities	$604,817 (b)	$819,000 (c)	$204,864	$192,235	$309,667	$273,330	$519,117
Proceeds from sales of securities	$1,035,484 (b)	$1,203,796 (c)	$247,849	$243,191	$412,806	$461,366	$950,483

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

Amounts exclude $3,813,759 and $3,764,136 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

(c)

Amounts exclude $3,028,058 and $3,013,381 of purchases and proceeds from sales, respectively, related to the exchange for shares of the Fund's Master Fund. See Note 1 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Operations
Net investment income (loss)	$26,923	$28,955	$(8,961)	$(4,900)	$(19,507)	$(10,259)	$(20,512)
Net realized gain (loss)	558,606	451,291	134,166	37,061	351,903	150,600	345,918
Net change in unrealized appreciation
(depreciation)	(95,881)	(193,666)	281,163	12,361	450,412	46,124	272,442
Change in net assets from operations	489,648	286,580	406,368	44,522	782,808	186,465	597,848
Share transactions[1]
Proceeds from the sale of shares
Class A	791,441	441,695	301,050	149,654	396,630	166,827	240,961
Class I	19,671	7,620	4,621	1,467	9,191	1,888	6,703
Cost of shares redeemed
Class A	(624,492)	(474,459)	(496,584)	(265,728)	(1,071,859)	(485,462)	(977,139)
Class I	(7,433)	(3,722)	(1,926)	(1,262)	(3,189)	(2,420)	(3,651)
Change in net assets from
share transactions	179,187	(28,866)	(192,839)	(115,869)	(669,227)	(319,167)	(733,126)
Change in net assets	668,835	257,714	213,529	(71,347)	113,581	(132,702)	(135,278)
Net assets beginning of year	3,529,819	2,852,811	2,568,746	1,227,264	5,683,926	2,873,462	5,796,310
Net assets end of year	$4,198,654	$3,110,525	$2,782,275	$1,155,917	$5,797,507	$2,740,760	$5,661,032

[1]Share transactions
Shares sold
Class A	32,106	21,257	8,712	9,283	13,978	8,355	9,916
Class I	783	360	133	90	314	94	269
Shares redeemed
Class A	(25,366)	(22,668)	(14,400)	(16,452)	(37,810)	(24,267)	(40,067)
Class I	(295)	(177)	(55)	(77)	(109)	(118)	(151)
Change in shares
Class A	6,740	(1,411)	(5,688)	(7,169)	(23,832)	(15,912)	(30,151)
Class I	488	183	78	13	205	(24)	118
Purchases and sales of long term
investments
Purchase of securities	$2,263,612	$2,133,780	$200,822	$104,777	$438,656	$267,439	$401,401
Proceeds from sales of securities	$1,820,044	$1,992,630	$386,551	$223,782	$1,102,863	$589,975	$1,132,152

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund(a)(b)
Operations
Net investment income (loss)	$4,337	$2,960	$4,531	$30,154	$7,913	$13,332	$9,118
Net realized gain (loss)	19,835	10,257	16,349	19,814	20,244	12,001	204
Net change in unrealized appreciation
(depreciation)	21,319	1,381	15,896	142,357	5,522	54,851	616
Change in net assets from operations	45,491	14,598	36,776	192,325	33,679	80,184	9,938
Distributions to shareholders
From distributable earnings
Class A	(10,914)	(5,807)	(10,712)	—	—	—	—
Class I	(244)	(233)	(282)	—	—	—	—
Total distributions to shareholders	(11,158)	(6,040)	(10,994)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	83,557	76,673	75,533	279,294	188,351	216,024	—
Class I	2,667	4,701	2,067	24,044	6,651	14,274	1,521,315
Proceeds in connection with acquisition
Class A	—	—	—	1,630,155	—	231,249	—
Class I	—	—	—	11,364	—	6,491	—
Reinvestment of distributions
Class A	10,914	5,807	10,712	—	—	—	—
Class I	244	233	282	—	—	—	—
Cost of shares redeemed
Class A	(72,071)	(63,860)	(62,109)	(329,557)	(120,344)	(139,988)	—
Class I	(1,397)	(2,058)	(583)	(11,194)	(3,644)	(3,877)	(209,991)
Change in net assets from
share transactions	23,914	21,496	25,902	1,604,106	71,014	324,173	1,311,324
Change in net assets	58,247	30,054	51,684	1,796,431	104,693	404,357	1,321,262
Net assets beginning of year	293,608	192,525	318,771	656,000	492,124	629,798	—
Net assets end of year	$351,855	$222,579	$370,455	$2,452,431	$596,817	$1,034,155	$1,321,262

[1]Share transactions
Shares sold
Class A	4,952	5,653	4,934	19,000	14,672	15,800	—
Class I	159	338	134	1,598	508	1,031	151,977
Shares issued in connection with acquisition
Class A	—	—	—	111,962	—	16,941	—
Class I	—	—	—	768	—	468	—
Reinvestment of distributions
Class A	638	431	698	—	—	—	—
Class I	14	17	18	—	—	—	—
Shares redeemed
Class A	(4,265)	(4,751)	(4,057)	(22,253)	(9,375)	(10,250)	—
Class I	(83)	(148)	(38)	(744)	(281)	(277)	(20,824)
Change in shares
Class A	1,325	1,333	1,575	108,709	5,297	22,491	—
Class I	90	207	114	1,622	227	1,222	131,153
Purchases and sales of long term
investments
Purchase of securities	$106,575	$87,149	$102,652	$1,734,500	$190,151	$397,841	$340,729	(c)
Purchase of U.S. government securities	—	—	—	—	—	—	232,802	(c)
Total purchases	$106,575	$87,149	$102,652	$1,734,500	$190,151	$397,841	$573,531
Proceeds from sales of securities	$88,204	$68,773	$83,393	$101,465	$110,477	$59,179	$130,229
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	423,048
Total proceeds from sales	$88,204	$68,773	$83,393	$101,465	$110,477	$59,179	$553,277
Securities sold short covers	$—	$—	$—	$—	$—	$—	$5,776
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$7,449

(a)	Period from commencement of operations April 26, 2021.
(b)	Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements for additional information.
(c)

Amounts exclude $430,840 and $875,650 of purchases of securities and purchases of U.S. government securities, respectively, related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL Emerging Markets Index Fund(a)(b)	JNL International Index Fund(a)(b)	JNL Mid Cap Index Fund(a)(b)	JNL Small Cap Index Fund(a)(b)	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$18,498	$41,230	$32,737	$24,861	$10,162	$13,389	$6,733
Net realized gain (loss)	12,824	20,659	28,649	28,985	46,128	266,204	89,758
Net change in unrealized appreciation
(depreciation)	(125,947)	15,230	99,571	79,666	(25,204)	(272,462)	(30,122)
Change in net assets from operations	(94,625)	77,119	160,957	133,512	31,086	7,131	66,369
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(11,966)	(5,787)
Class I	—	—	—	—	—	(10,672)	(3,408)
Total distributions to shareholders	—	—	—	—	—	(22,638)	(9,195)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	50,374	151,746	64,016
Class I	1,329,086	2,918,462	4,269,268	3,394,594	255,507	155,419	47,149
Proceeds in connection with acquisition
Class A	—	—	—	—	47,192	—	550,288
Class I	—	—	—	—	1,071	—	4,191
Reinvestment of distributions
Class A	—	—	—	—	—	11,966	5,787
Class I	—	—	—	—	—	10,672	3,408
Cost of shares redeemed
Class A	—	—	—	—	(54,424)	(240,734)	(75,594)
Class I	(165,381)	(348,541)	(578,341)	(545,717)	(65,705)	(170,530)	(82,234)
Change in net assets from
share transactions	1,163,705	2,569,921	3,690,927	2,848,877	234,015	(81,461)	517,011
Change in net assets	1,069,080	2,647,040	3,851,884	2,982,389	265,101	(96,968)	574,185
Net assets beginning of year	—	—	—	—	1,096,574	1,703,909	318,721
Net assets end of year	$1,069,080	$2,647,040	$3,851,884	$2,982,389	$1,361,675	$1,606,941	$892,906

[1]Share transactions
Shares sold
Class A	—	—	—	—	4,263	12,743	4,120
Class I	133,434	291,429	426,966	338,835	21,134	12,948	3,091
Shares issued in connection with acquisition
Class A	—	—	—	—	4,016	—	35,663
Class I	—	—	—	—	90	—	270
Reinvestment of distributions
Class A	—	—	—	—	—	1,052	375
Class I	—	—	—	—	—	935	219
Shares redeemed
Class A	—	—	—	—	(4,607)	(20,181)	(4,838)
Class I	(17,171)	(34,235)	(58,011)	(54,017)	(5,509)	(14,304)	(5,400)
Change in shares
Class A	—	—	—	—	3,672	(6,386)	35,320
Class I	116,263	257,194	368,955	284,818	15,715	(421)	(1,820)
Purchases and sales of long term
investments
Purchase of securities	$753,289 (c)	$332,563 (d)	$464,629 (e)	$509,231 (f)	$1,148,455	$905,781	$1,135,688
Purchase of U.S. government securities	—	—	—	—	108,468	—	—
Total purchases	$753,289	$332,563	$464,629	$509,231	$1,256,923	$905,781	$1,135,688 (g)
Proceeds from sales of securities	$221,826	$134,100	$566,411	$660,817	$1,131,620	$1,044,257	$649,987
Proceeds from sales of U.S. government
securities	—	—	—	—	71,577	—	—
Total proceeds from sales	$221,826	$134,100	$566,411	$660,817	$1,203,197	$1,044,257	$649,987
Securities sold short covers	$—	$—	$—	$—	$676,554	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$628,714	$—	$—

(a)	Period from commencement of operations April 26, 2021.
(b)	Effective April 26, 2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements for additional information.
(c)	Amount excludes $504,596 of purchases related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.
(d)	Amount excludes $1,902,292 of purchases related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.
(e)	Amount excludes $3,764,136 of purchases related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.
(f)	Amount excludes $3,013,381 of purchases related to securities received in exchange for shares of the Fund. See Note 1 in the Notes to Financial Statements.
(g)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund(a)
Operations
Net investment income (loss)	$8,147	$(22,216)	$3,814	$3,003	$1,797	$(3,342)	$(430)
Net realized gain (loss)	199,334	643,875	196,085	2,179	14,002	447,518	(1,283)
Net change in unrealized appreciation
(depreciation)	148,473	(537,499)	85,482	52,739	36,995	(549,547)	(13,468)
Change in net assets from operations	355,954	84,160	285,381	57,921	52,794	(105,371)	(15,181)
Share transactions[1]
Proceeds from the sale of shares
Class A	221,633	571,637	371,643	—	52,261	500,857	6,716
Class I	450,374	106,508	217,054	118,939	3,325	16,403	177,951
Proceeds in connection with acquisition
Class A	—	237,850	446,207	—	326,411	—	—
Class I	—	5,937	1,329	—	1,336	—	—
Cost of shares redeemed
Class A	(94,010)	(775,525)	(365,732)	—	(76,531)	(482,813)	(3,602)
Class I	(409,199)	(127,760)	(115,605)	(52,366)	(1,504)	(13,213)	(24,900)
Change in net assets from
share transactions	168,798	18,647	554,896	66,573	305,298	21,234	156,165
Change in net assets	524,752	102,807	840,277	124,494	358,092	(84,137)	140,984
Net assets beginning of year	1,327,441	3,209,110	1,155,570	179,890	58,805	1,297,291	—
Net assets end of year	$1,852,193	$3,311,917	$1,995,847	$304,384	$416,897	$1,213,154	$140,984

[1]Share transactions
Shares sold
Class A	11,801	11,359	21,333	—	3,901	26,207	698
Class I	25,045	2,014	12,165	6,485	250	860	18,031
Shares issued in connection with acquisition
Class A	—	4,691	24,652	—	25,225	—	—
Class I	—	110	73	—	103	—	—
Shares redeemed
Class A	(5,118)	(15,617)	(20,734)	—	(5,714)	(25,976)	(356)
Class I	(21,882)	(2,388)	(6,614)	(2,902)	(112)	(702)	(2,534)
Change in shares
Class A	6,683	433	25,251	—	23,412	231	342
Class I	3,163	(264)	5,624	3,583	241	158	15,497
Purchases and sales of long term
investments
Purchase of securities	$817,088	$2,395,994 (c)	$1,214,483 (c)	$83,420	$360,736 (c)	$840,724 (b)	$174,937
Proceeds from sales of securities	$646,203	$2,395,750	$672,294	$16,724	$67,447	$664,957 (b)	$20,838

(a)	Period from commencement of operations April 26, 2021.
(b)

Amounts exclude in-kind transactions. For the year ended December 31, 2021, JNL/Baillie Gifford International Growth Fund had in-kind purchases and proceeds from sales of $1,378,317 and $1,451,201, respectively.

(c)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/DFA International Core Equity Fund
Operations
Net investment income (loss)	$855	$29,539	$26,092	$(18,705)	$21,185	$(2,250)	$1,808
Net realized gain (loss)	5,400	407,482	95,791	1,033,580	180,948	160,843	20,263
Net change in unrealized appreciation
(depreciation)	(726)	(144,823)	81,531	(49,721)	(90,077)	130,045	(9,791)
Change in net assets from operations	5,529	292,198	203,414	965,154	112,056	288,638	12,280
Distributions to shareholders
From distributable earnings
Class A	(568)	—	—	—	(6,921)	—	(2,369)
Class I	(545)	—	—	—	(13,407)	—	(167)
Total distributions to shareholders	(1,113)	—	—	—	(20,328)	—	(2,536)
Share transactions[1]
Proceeds from the sale of shares
Class A	27,765	314,233	232,911	617,969	127,900	161,752	98,923
Class I	2,577	37,543	7,738	107,681	172,915	103,618	7,046
Reinvestment of distributions
Class A	568	—	—	—	6,921	—	2,369
Class I	545	—	—	—	13,407	—	167
Cost of shares redeemed
Class A	(6,859)	(616,293)	(264,434)	(1,181,601)	(133,646)	(150,304)	(19,228)
Class I	(1,639)	(89,735)	(2,403)	(326,460)	(137,772)	(321,532)	(83,220)
Change in net assets from
share transactions	22,957	(354,252)	(26,188)	(782,411)	49,725	(206,466)	6,057
Change in net assets	27,373	(62,054)	177,226	182,743	141,453	82,172	15,801
Net assets beginning of year	37,570	4,095,883	685,207	5,176,757	1,291,078	1,455,127	111,053
Net assets end of year	$64,943	$4,033,829	$862,433	$5,359,500	$1,432,531	$1,537,299	$126,854

[1]Share transactions
Shares sold
Class A	2,265	18,876	22,960	8,980	7,748	7,990	7,832
Class I	209	2,219	749	1,469	10,130	4,932	557
Reinvestment of distributions
Class A	47	—	—	—	429	—	193
Class I	44	—	—	—	807	—	13
Shares redeemed
Class A	(561)	(37,024)	(26,338)	(17,482)	(8,120)	(7,463)	(1,528)
Class I	(130)	(5,296)	(234)	(4,530)	(8,067)	(15,503)	(6,567)
Change in shares
Class A	1,751	(18,148)	(3,378)	(8,502)	57	527	6,497
Class I	123	(3,077)	515	(3,061)	2,870	(10,571)	(5,997)
Purchases and sales of long term
investments
Purchase of securities	$90,804	$4,132,009	$536,263	$2,067,850	$705,277	$251,655	$130,714
Purchase of U.S. government securities	—	1,011,228	—	—	—	—	—
Total purchases	$90,804	$5,143,237	$536,263	$2,067,850	$705,277	$251,655	$130,714
Proceeds from sales of securities	$70,378	$4,719,396	$543,094	$2,853,895	$677,108	$441,513	$125,900
Proceeds from sales of U.S. government
securities	—	1,117,218	—	—	—	—	—
Total proceeds from sales	$70,378	$5,836,614	$543,094	$2,853,895	$677,108	$441,513	$125,900
Securities sold short covers	$—	$78,800	$—	$—	$—	$—	$—
Securities sold short proceeds	$—	$81,923	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund
Operations
Net investment income (loss)	$9,902	$870	$82,724	$28,385	$21,464	$73,160	$24,856
Net realized gain (loss)	86,789	44,150	8,615	16,398	612,543	(29,305)	5,652
Net change in unrealized appreciation
(depreciation)	247,707	29,888	(104,839)	(35,431)	(98,470)	(50,331)	(39,633)
Change in net assets from operations	344,398	74,908	(13,500)	9,352	535,537	(6,476)	(9,125)
Share transactions[1]
Proceeds from the sale of shares
Class A	244,375	501,146	329,851	45,722	609,052	187,874	203,783
Class I	58,952	16,651	78,153	183,516	95,539	135,571	20,198
Cost of shares redeemed
Class A	(330,904)	(236,539)	(503,226)	(40,697)	(385,600)	(254,923)	(234,949)
Class I	(38,552)	(7,897)	(196,041)	(51,741)	(204,381)	(356,868)	(72,003)
Change in net assets from
share transactions	(66,129)	273,361	(291,263)	136,800	114,610	(288,346)	(82,971)
Change in net assets	278,269	348,269	(304,763)	146,152	650,147	(294,822)	(92,096)
Net assets beginning of year	1,287,679	214,765	3,869,934	752,117	2,195,022	2,848,028	1,377,760
Net assets end of year	$1,565,948	$563,034	$3,565,171	$898,269	$2,845,169	$2,553,206	$1,285,664

[1]Share transactions
Shares sold
Class A	11,614	44,412	23,969	3,736	28,028	16,282	15,834
Class I	2,668	1,451	5,228	15,278	4,348	11,680	1,541
Shares redeemed
Class A	(15,552)	(20,945)	(36,549)	(3,322)	(18,004)	(22,088)	(18,243)
Class I	(1,688)	(691)	(13,173)	(4,253)	(9,262)	(30,734)	(5,515)
Change in shares
Class A	(3,938)	23,467	(12,580)	414	10,024	(5,806)	(2,409)
Class I	980	760	(7,945)	11,025	(4,914)	(19,054)	(3,974)
Purchases and sales of long term
investments
Purchase of securities	$131,146	$424,916	$1,538,357	$587,704	$1,515,130	$1,426,041	$420,844
Purchase of U.S. government securities	—	—	4,459,717	—	1,880,298	1,308,022	610,893 (a)
Total purchases	$131,146	$424,916	$5,998,074	$587,704	$3,395,428	$2,734,063	$1,031,737
Proceeds from sales of securities	$188,876	$150,502	$1,735,645	$418,221	$883,411	$1,544,106	$460,978
Proceeds from sales of U.S. government
securities	—	—	4,455,464	6,200	1,727,509	1,333,463	649,459 (a)
Total proceeds from sales	$188,876	$150,502	$6,191,109	$424,421	$2,610,920	$2,877,569	$1,110,437
Securities sold short covers	$—	$—	$—	$—	$—	$—	$52,447
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$44,265

(a)	Amounts exclude $1,610,102 and $1,536,436 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund
Operations
Net investment income (loss)	$16,569	$39,132	$12,468	$61,958	$53,212	$19,189	$4,477
Net realized gain (loss)	67,018	(75,284)	167,431	137,991	1,750,556	92,460	78,728
Net change in unrealized appreciation
(depreciation)	41,374	11,765	(24,766)	32,720	23,879	(138,447)	54,222
Change in net assets from operations	124,961	(24,387)	155,133	232,669	1,827,647	(26,798)	137,427
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(5,131)
Class I	—	—	—	—	—	—	(4,298)
Total distributions to shareholders	—	—	—	—	—	—	(9,429)
Share transactions[1]
Proceeds from the sale of shares
Class A	127,540	83,713	70,750	165,488	601,360	235,591	203,762
Class I	35,243	2,486	8,342	2,509	15,012	181,912	76,535
Reinvestment of distributions
Class A	—	—	—	—	—	—	5,131
Class I	—	—	—	—	—	—	4,298
Cost of shares redeemed
Class A	(135,597)	(106,658)	(219,935)	(338,822)	(1,370,163)	(133,459)	(138,489)
Class I	(92,128)	(52,895)	(4,055)	(1,310)	(5,946)	(132,208)	(100,914)
Change in net assets from
share transactions	(64,942)	(73,354)	(144,898)	(172,135)	(759,737)	151,836	50,323
Change in net assets	60,019	(97,741)	10,235	60,534	1,067,910	125,038	178,321
Net assets beginning of year	969,789	600,703	1,168,798	1,653,544	5,512,398	815,204	771,863
Net assets end of year	$1,029,808	$502,962	$1,179,033	$1,714,078	$6,580,308	$940,242	$950,184

[1]Share transactions
Shares sold
Class A	7,836	10,847	3,974	11,953	20,005	15,919	14,874
Class I	2,103	315	448	190	487	12,248	5,631
Reinvestment of distributions
Class A	—	—	—	—	—	—	380
Class I	—	—	—	—	—	—	318
Shares redeemed
Class A	(8,272)	(13,845)	(12,317)	(24,575)	(46,486)	(9,180)	(10,219)
Class I	(5,475)	(6,793)	(217)	(97)	(196)	(8,900)	(7,460)
Change in shares
Class A	(436)	(2,998)	(8,343)	(12,622)	(26,481)	6,739	5,035
Class I	(3,372)	(6,478)	231	93	291	3,348	(1,511)
Purchases and sales of long term
investments
Purchase of securities	$472,657	$115,765	$729,326	$510,499	$5,337,326	$1,254,380	$303,720
Purchase of U.S. government securities	—	26,555	77,660	99,542	—	—	—
Total purchases	$472,657	$142,320	$806,986	$610,041	$5,337,326 (a)	$1,254,380	$303,720
Proceeds from sales of securities	$524,434	$116,553	$881,080	$736,370	$5,992,186	$1,077,694	$259,751
Proceeds from sales of U.S. government
securities	—	76,502	47,399	91,069	—	—	—
Total proceeds from sales	$524,434	$193,055	$928,479	$827,439	$5,992,186 (a)	$1,077,694	$259,751
Securities sold short covers	$2,616	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$2,628	$—	$10	$104	$—	$—	$—
(a) Amounts exclude in-kind transactions. For the year ended December 31, 2021, JNL/Goldman Sachs 4 Fund had in-kind purchases and proceeds from sales of $6,041,401 and $6,115,079, respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Heitman U.S. Focused Real Estate Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Operations
Net investment income (loss)	$3,107	$19,611	$(10,097)	$6,961	$(19,288)	$12,449	$2,739
Net realized gain (loss)	50,719	89,609	263,962	131,810	583,086	190,801	(9,478)
Net change in unrealized appreciation
(depreciation)	44,479	78,403	138,799	(66,707)	(385,736)	(78,942)	74,699
Change in net assets from operations	98,305	187,623	392,664	72,064	178,062	124,308	67,960
Distributions to shareholders
From distributable earnings
Class A	(1,358)	—	—	(27,472)	—	—	(3,194)
Class I	(1,593)	—	—	(8,479)	—	—	(1,123)
Total distributions to shareholders	(2,951)	—	—	(35,951)	—	—	(4,317)
Share transactions[1]
Proceeds from the sale of shares
Class A	176,502	69,562	172,485	122,136	602,186	88,576	248,415
Class I	45,401	62,419	68,959	24,097	17,334	2,028	28,515
Reinvestment of distributions
Class A	1,358	—	—	27,472	—	—	3,194
Class I	1,593	—	—	8,479	—	—	1,123
Cost of shares redeemed
Class A	(53,361)	(35,830)	(417,442)	(191,204)	(797,039)	(269,557)	(103,277)
Class I	(91,350)	(373,661)	(181,029)	(45,878)	(13,429)	(711)	(40,436)
Change in net assets from
share transactions	80,143	(277,510)	(357,027)	(54,898)	(190,948)	(179,664)	137,534
Change in net assets	175,497	(89,887)	35,637	(18,785)	(12,886)	(55,356)	201,177
Net assets beginning of year	199,241	1,135,677	2,674,870	1,182,229	2,557,641	1,469,402	485,116
Net assets end of year	$374,738	$1,045,790	$2,710,507	$1,163,444	$2,544,755	$1,414,046	$686,293

[1]Share transactions
Shares sold
Class A	13,867	5,399	6,567	7,655	13,384	6,098	19,166
Class I	3,657	4,831	2,550	1,424	367	138	2,208
Reinvestment of distributions
Class A	100	—	—	1,780	—	—	237
Class I	116	—	—	516	—	—	83
Shares redeemed
Class A	(4,152)	(2,770)	(15,932)	(11,981)	(17,872)	(18,547)	(8,049)
Class I	(7,314)	(29,432)	(6,689)	(2,723)	(292)	(49)	(3,134)
Change in shares
Class A	9,815	2,629	(9,365)	(2,546)	(4,488)	(12,449)	11,354
Class I	(3,541)	(24,601)	(4,139)	(783)	75	89	(843)
Purchases and sales of long term
investments
Purchase of securities	$447,888	$438,699	$201,985	$425,882	$1,010,989	$1,325,650	$394,736
Purchase of U.S. government securities	—	—	—	—	—	21,298	—
Total purchases	$447,888	$438,699	$201,985	$425,882	$1,010,989	$1,346,948	$394,736
Proceeds from sales of securities	$367,206	$676,864	$569,952	$509,675	$1,195,058	$1,417,165	$308,306
Proceeds from sales of U.S. government
securities	—	—	—	—	—	25,465	—
Total proceeds from sales	$367,206	$676,864	$569,952	$509,675	$1,195,058	$1,442,630	$308,306
Securities sold short covers	$—	$—	$—	$—	$—	$132,362	$113,659
Securities sold short proceeds	$—	$—	$—	$—	$—	$125,228	$79,672

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund
Operations
Net investment income (loss)	$(18,576)	$23,281	$15,048	$6,006	$(457)	$7,596	$398
Net realized gain (loss)	590,265	4,414	74,905	20,175	63,777	1,120	26,025
Net change in unrealized appreciation
(depreciation)	(173,653)	(72,952)	214,873	2,476	(8,708)	(6,249)	12,736
Change in net assets from operations	398,036	(45,257)	304,826	28,657	54,612	2,467	39,159
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(796)	(9,050)	(866)	—
Class I	—	—	—	(3,048)	(9,419)	(1,987)	—
Total distributions to shareholders	—	—	—	(3,844)	(18,469)	(2,853)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	749,679	307,608	208,822	57,842	52,326	302,068	193,528
Class I	147,402	32,804	319,676	21,824	49,782	434,829	5,112
Reinvestment of distributions
Class A	—	—	—	796	9,050	866	—
Class I	—	—	—	3,048	9,419	1,987	—
Cost of shares redeemed
Class A	(970,089)	(681,440)	(187,268)	(23,819)	(105,843)	(231,415)	(131,990)
Class I	(90,754)	(355,216)	(124,020)	(58,583)	(92,859)	(71,501)	(4,332)
Change in net assets from
share transactions	(163,762)	(696,244)	217,210	1,108	(78,125)	436,834	62,318
Change in net assets	234,274	(741,501)	522,036	25,921	(41,982)	436,448	101,477
Net assets beginning of year	3,748,473	2,284,494	1,096,914	441,461	945,559	330,510	255,654
Net assets end of year	$3,982,747	$1,542,993	$1,618,950	$467,382	$903,577	$766,958	$357,131

[1]Share transactions
Shares sold
Class A	11,441	21,623	14,798	3,354	3,191	28,777	9,244
Class I	2,200	2,173	21,654	1,272	3,002	41,376	259
Reinvestment of distributions
Class A	—	—	—	47	568	83	—
Class I	—	—	—	180	586	190	—
Shares redeemed
Class A	(14,998)	(47,984)	(13,420)	(1,380)	(6,448)	(22,049)	(6,333)
Class I	(1,331)	(23,602)	(8,833)	(3,435)	(5,602)	(6,791)	(224)
Change in shares
Class A	(3,557)	(26,361)	1,378	2,021	(2,689)	6,811	2,911
Class I	869	(21,429)	12,821	(1,983)	(2,014)	34,775	35
Purchases and sales of long term
investments
Purchase of securities	$1,684,346	$130,321	$495,216	$121,728	$94,878	$800,908	$135,821
Purchase of U.S. government securities	—	43,286	—	—	—	341,974	—
Total purchases	$1,684,346	$173,607	$495,216	$121,728	$94,878	$1,142,882	$135,821
Proceeds from sales of securities	$1,874,805	$541,830	$264,356	$132,690	$185,809	$379,261	$73,734
Proceeds from sales of U.S. government
securities	—	230,336	—	—	—	324,660	—
Total proceeds from sales	$1,874,805	$772,166	$264,356	$132,690	$185,809	$703,921	$73,734

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Operations
Net investment income (loss)	$1,265	$3,863	$15,668	$46,451	$5,221	$17,357	$28,660
Net realized gain (loss)	330,479	8,990	4,964	(155,651)	67,009	141,932	153,003
Net change in unrealized appreciation
(depreciation)	60,550	22,256	220,877	573,711	26,151	183,604	555,586
Change in net assets from operations	392,294	35,109	241,509	464,511	98,381	342,893	737,249
Share transactions[1]
Proceeds from the sale of shares
Class A	450,402	100,811	318,767	610,235	503,026	617,459	630,420
Class I	13,664	1,771	10,629	16,748	10,156	19,772	16,404
Cost of shares redeemed
Class A	(565,594)	(90,422)	(309,663)	(529,951)	(259,446)	(447,496)	(847,804)
Class I	(11,728)	(1,240)	(4,459)	(10,394)	(4,800)	(9,127)	(10,165)
Change in net assets from
share transactions	(113,256)	10,920	15,274	86,638	248,936	180,608	(211,145)
Change in net assets	279,038	46,029	256,783	551,149	347,317	523,501	526,104
Net assets beginning of year	1,813,037	221,752	1,189,200	843,925	210,188	1,128,758	3,773,893
Net assets end of year	$2,092,075	$267,781	$1,445,983	$1,395,074	$557,505	$1,652,259	$4,299,997

[1]Share transactions
Shares sold
Class A	10,924	7,117	7,988	30,551	22,318	34,532	15,431
Class I	325	122	258	831	440	1,080	397
Shares redeemed
Class A	(13,792)	(6,514)	(7,747)	(26,875)	(11,417)	(24,974)	(20,825)
Class I	(282)	(89)	(109)	(514)	(206)	(498)	(248)
Change in shares
Class A	(2,868)	603	241	3,676	10,901	9,558	(5,394)
Class I	43	33	149	317	234	582	149
Purchases and sales of long term
investments
Purchase of securities	$486,782	$80,216	$27,781	$500,937	$626,395	$612,686	$385,685
Proceeds from sales of securities	$588,940	$64,507	$2,290	$365,306	$390,101	$411,951	$567,306

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund
Operations
Net investment income (loss)	$1,456	$10,184	$1,850	$1,378	$3,112	$2,689	$107,649
Net realized gain (loss)	16,144	1,033,606	24,504	12,458	637,951	9,693	340,878
Net change in unrealized appreciation
(depreciation)	14,301	496,917	4,882	42,996	820,947	46,077	2,480,806
Change in net assets from operations	31,901	1,540,707	31,236	56,832	1,462,010	58,459	2,929,333
Share transactions[1]
Proceeds from the sale of shares
Class A	205,072	955,924	226,920	188,137	1,402,356	174,961	2,228,303
Class I	6,180	33,358	7,664	8,561	55,186	8,670	5,239
Cost of shares redeemed
Class A	(103,753)	(1,430,038)	(140,963)	(68,475)	(1,726,278)	(90,759)	(2,337,747)
Class I	(5,510)	(24,852)	(4,218)	(4,020)	(37,051)	(2,859)	(290,638)
Change in net assets from
share transactions	101,989	(465,608)	89,403	124,203	(305,787)	90,013	(394,843)
Change in net assets	133,890	1,075,099	120,639	181,035	1,156,223	148,472	2,534,490
Net assets beginning of year	111,967	4,992,972	79,311	150,824	5,794,064	116,820	10,650,498
Net assets end of year	$245,857	$6,068,071	$199,950	$331,859	$6,950,287	$265,292	$13,184,988

[1]Share transactions
Shares sold
Class A	13,491	26,381	15,372	9,492	27,174	12,250	68,998
Class I	401	883	516	432	1,590	598	163
Shares redeemed
Class A	(6,762)	(40,238)	(9,580)	(3,505)	(34,202)	(6,320)	(72,502)
Class I	(353)	(684)	(283)	(210)	(1,100)	(198)	(8,872)
Change in shares
Class A	6,729	(13,857)	5,792	5,987	(7,028)	5,930	(3,504)
Class I	48	199	233	222	490	400	(8,709)
Purchases and sales of long term
investments
Purchase of securities	$178,201	$1,159,051	$205,817	$174,872	$638,687	$158,806	$334,369
Proceeds from sales of securities	$75,254	$1,616,793	$115,122	$53,754	$923,100	$67,085	$552,919

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund(a)	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund
Operations
Net investment income (loss)	$35,087	$6,989	$4,427	$16,138	$78	$11,516	$(180)
Net realized gain (loss)	335,958	7,055	13,591	189,321	372	166,745	4,676
Net change in unrealized appreciation
(depreciation)	490,035	30,662	57,567	309,630	787	28,815	260
Change in net assets from operations	861,080	44,706	75,585	515,089	1,237	207,076	4,756
Distributions to shareholders
From distributable earnings
Class A	—	—	(6,850)	—	—	(38,508)	—
Class I	—	—	(156)	—	—	(62,975)	—
Total distributions to shareholders	—	—	(7,006)	—	—	(101,483)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	454,929	101,931	65,323	534,081	4,261	186,211	18,798
Class I	23,100	2,259	5,613	24,206	4,997	94,150	—
Proceeds in connection with acquisition
Class A	5,786,270	—	—	—	—	—	—
Class I	46,150	—	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	6,850	—	—	38,508	—
Class I	—	—	156	—	—	62,975	—
Cost of shares redeemed
Class A	(1,366,371)	(110,956)	(87,234)	(532,621)	(249)	(100,979)	(10,816)
Class I	(21,292)	(1,640)	(2,656)	(11,810)	—	(233,752)	—
Change in net assets from
share transactions	4,922,786	(8,406)	(11,948)	13,856	9,009	47,113	7,982
Change in net assets	5,783,866	36,300	56,631	528,945	10,246	152,706	12,738
Net assets beginning of year	895,089	288,472	368,219	1,681,586	—	879,190	12,822
Net assets end of year	$6,678,955	$324,772	$424,850	$2,210,531	$10,246	$1,031,896	$25,560

[1]Share transactions
Shares sold
Class A	25,494	5,999	1,900	33,069	369	12,063	1,482
Class I	1,277	134	159	1,508	500	6,187	—
Shares issued in connection with acquisition
Class A	328,021	—	—	—	—	—	—
Class I	2,585	—	—	—	—	—	—
Reinvestment of distributions
Class A	—	—	189	—	—	2,684	—
Class I	—	—	5	—	—	4,349	—
Shares redeemed
Class A	(75,269)	(6,675)	(2,553)	(33,026)	(21)	(6,617)	(835)
Class I	(1,159)	(98)	(75)	(729)	—	(15,247)	—
Change in shares
Class A	278,246	(676)	(464)	43	348	8,130	647
Class I	2,703	36	89	779	500	(4,711)	—
Purchases and sales of long term
investments
Purchase of securities	$7,458,435 (b)	$46,358	$30,800	$523,577	$13,308	$601,218	$7,615
Proceeds from sales of securities	$2,520,800	$52,621	$46,715	$527,952	$4,017	$641,870	$2,656
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	2,125
Total proceeds from sales	$2,520,800	$52,621	$46,715	$527,952	$4,017	$641,870	$4,781

(a)	Period from commencement of operations April 26, 2021.
(b)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund
Operations
Net investment income (loss)	$21,931	$44,179	$48,447	$55,758	$41,578	$96,353	$34,220
Net realized gain (loss)	39,034	12,723	5,453	71,676	(1,931)	55,947	20,459
Net change in unrealized appreciation
(depreciation)	(38,548)	(20,682)	(83,176)	(32,625)	2,736	(44,506)	(73,765)
Change in net assets from operations	22,417	36,220	(29,276)	94,809	42,383	107,794	(19,086)
Share transactions[1]
Proceeds from the sale of shares
Class A	202,377	316,223	188,310	493,659	389,503	351,810	232,185
Class I	10,328	51,396	91,612	159,321	6,399	28,135	106,456
Cost of shares redeemed
Class A	(152,878)	(216,548)	(256,651)	(349,617)	(302,651)	(308,836)	(259,341)
Class I	(17,408)	(190,997)	(239,614)	(66,806)	(1,281)	(133,332)	(96,148)
Change in net assets from
share transactions	42,419	(39,926)	(216,343)	236,557	91,970	(62,223)	(16,848)
Change in net assets	64,836	(3,706)	(245,619)	331,366	134,353	45,571	(35,934)
Net assets beginning of year	807,277	1,705,151	1,881,878	1,585,764	1,073,856	1,903,491	1,998,524
Net assets end of year	$872,113	$1,701,445	$1,636,259	$1,917,130	$1,208,209	$1,949,062	$1,962,590

[1]Share transactions
Shares sold
Class A	16,518	28,373	14,136	41,165	34,783	23,376	16,860
Class I	830	4,564	6,876	13,448	567	1,588	7,731
Shares redeemed
Class A	(12,488)	(19,435)	(19,350)	(29,456)	(26,946)	(20,500)	(18,858)
Class I	(1,400)	(17,036)	(17,929)	(5,461)	(113)	(7,612)	(6,934)
Change in shares
Class A	4,030	8,938	(5,214)	11,709	7,837	2,876	(1,998)
Class I	(570)	(12,472)	(11,053)	7,987	454	(6,024)	797
Purchases and sales of long term
investments
Purchase of securities	$469,077	$1,208,126	$538,350	$169,197	$1,251,127	$1,157,841	$1,525,181
Purchase of U.S. government securities	106,615 (a)	7,547,086	1,542,972	1,291,691	—	—	530,583 (b)
Total purchases	$575,692	$8,755,212	$2,081,322	$1,460,888	$1,251,127	$1,157,841	$2,055,764
Proceeds from sales of securities	$500,782	$9,076,198	$1,821,481	$881,514	$1,299,981	$1,143,696	$1,555,962
Proceeds from sales of U.S. government
securities	86,921 (a)	88,104	329,917	428,260	—	—	663,810 (b)
Total proceeds from sales	$587,703	$9,164,302	$2,151,398	$1,309,774	$1,299,981	$1,143,696	$2,219,772
Securities sold short covers	$85	$206,141	$20,162	$4,329	$—	$—	$—
Securities sold short proceeds	$87	$215,340	$17,921	$6,442	$—	$—	$—

(a)	Amounts exclude $2,022,658 and $2,057,278 of purchases and sales, respectively, of dollar roll transaction securities.
(b)	Amounts exclude $796,848 and $627,554 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
Operations
Net investment income (loss)	$3,841	$31,992	$4,756	$61,741	$(55,805)	$(33,022)	$18,540
Net realized gain (loss)	64,240	346,250	50,751	951,190	1,833,174	739,642	6,534
Net change in unrealized appreciation
(depreciation)	58,404	252,538	8,332	704,336	(40,809)	127,261	(30,719)
Change in net assets from operations	126,485	630,780	63,839	1,717,267	1,736,560	833,881	(5,645)
Share transactions[1]
Proceeds from the sale of shares
Class A	178,367	105,081	129,377	2,965,698	1,433,011	782,553	603,574
Class I	6,899	11,932	2,173	122,140	267,484	145,315	39,563
Proceeds in connection with acquisition
Class A	—	—	—	—	564,387	—	—
Class I	—	—	—	—	17,270	—	—
Cost of shares redeemed
Class A	(180,557)	(561,699)	(128,093)	(1,624,318)	(2,178,519)	(1,315,645)	(718,455)
Class I	(3,880)	(8,460)	(621)	(172,436)	(873,081)	(140,448)	(29,965)
Change in net assets from
share transactions	829	(453,146)	2,836	1,291,084	(769,448)	(528,225)	(105,283)
Change in net assets	127,314	177,634	66,675	3,008,351	967,112	305,656	(110,928)
Net assets beginning of year	414,112	2,573,890	502,596	9,015,533	12,347,930	6,688,053	1,781,353
Net assets end of year	$541,426	$2,751,524	$569,271	$12,023,884	$13,315,042	$6,993,709	$1,670,425

[1]Share transactions
Shares sold
Class A	22,312	5,873	7,944	134,487	19,354	10,552	57,020
Class I	905	644	132	5,441	3,410	1,900	3,673
Shares issued in connection with acquisition
Class A	—	—	—	—	7,698	—	—
Class I	—	—	—	—	226	—	—
Shares redeemed
Class A	(22,465)	(31,409)	(7,869)	(73,660)	(29,663)	(17,782)	(67,889)
Class I	(488)	(462)	(37)	(7,666)	(11,242)	(1,808)	(2,782)
Change in shares
Class A	(153)	(25,536)	75	60,827	(2,611)	(7,230)	(10,869)
Class I	417	182	95	(2,225)	(7,606)	92	891
Purchases and sales of long term
investments
Purchase of securities	$206,916	$964,945	$231,554	$5,612,309	$3,794,127	$1,274,446	$653,533
Purchase of U.S. government securities	—	—	586,478	—	—	—	681,185
Total purchases	$206,916	$964,945	$818,032	$5,612,309	$3,794,127 (a)	$1,274,446	$1,334,718
Proceeds from sales of securities	$201,481	$1,377,602	$256,606	$4,618,982	$4,784,159	$1,878,058	$724,801
Proceeds from sales of U.S. government
securities	—	—	556,270	—	—	—	690,686
Total proceeds from sales	$201,481	$1,377,602	$812,876	$4,618,982	$4,784,159	$1,878,058	$1,415,487
Securities sold short covers	$—	$—	$1,072	$34,036	$—	$—	$—
Securities sold short proceeds	$—	$—	$1,075	$85,324	$—	$—	$—

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Operations
Net investment income (loss)	$38,236	$37,011	$(6,396)	$(25)	$93,570	$19,508	$9,534
Net realized gain (loss)	26,353	1,215,030	245,726	8,726	770,870	108,504	100,979
Net change in unrealized appreciation
(depreciation)	(29,690)	92,534	127,587	(5,266)	825,843	17,007	120,153
Change in net assets from operations	34,899	1,344,575	366,917	3,435	1,690,283	145,019	230,666
Distributions to shareholders
From distributable earnings
Class A	—	—	(48,584)	—	—	—	—
Class I	—	—	(133,186)	—	—	—	—
Total distributions to shareholders	—	—	(181,770)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	65,441	1,040,942	296,608	31,903	1,315,790	156,049	94,855
Class I	43,819	309,658	231,742	11,204	26,004	5,865	2,034
Reinvestment of distributions
Class A	—	—	48,584	—	—	—	—
Class I	—	—	133,186	—	—	—	—
Cost of shares redeemed
Class A	(57,189)	(627,514)	(130,162)	(18,654)	(1,618,143)	(182,273)	(205,474)
Class I	(62,161)	(845,487)	(512,707)	(14,097)	(8,491)	(5,492)	(1,092)
Change in net assets from
share transactions	(10,090)	(122,401)	67,251	10,356	(284,840)	(25,851)	(109,677)
Change in net assets	24,809	1,222,174	252,398	13,791	1,405,443	119,168	120,989
Net assets beginning of year	688,196	4,622,431	2,177,182	116,346	9,201,689	562,395	903,916
Net assets end of year	$713,005	$5,844,605	$2,429,580	$130,137	$10,607,132	$681,563	$1,024,905

[1]Share transactions
Shares sold
Class A	5,599	46,266	12,413	2,584	41,927	11,020	8,976
Class I	3,754	13,255	9,730	917	795	411	183
Reinvestment of distributions
Class A	—	—	2,101	—	—	—	—
Class I	—	—	5,723	—	—	—	—
Shares redeemed
Class A	(4,894)	(27,965)	(5,538)	(1,516)	(51,745)	(12,620)	(19,026)
Class I	(5,300)	(36,424)	(21,440)	(1,154)	(259)	(383)	(99)
Change in shares
Class A	705	18,301	8,976	1,068	(9,818)	(1,600)	(10,050)
Class I	(1,546)	(23,169)	(5,987)	(237)	536	28	84
Purchases and sales of long term
investments
Purchase of securities	$678,495	$5,461,063	$478,293	$266,371	$2,807,771	$319,158	$1,413,867
Purchase of U.S. government securities	—	—	—	—	3,613,737 (b)	—	—
Total purchases	$678,495	$5,461,063	$478,293	$266,371	$6,421,508	$319,158 (a)	$1,413,867
Proceeds from sales of securities	$645,086	$5,571,176	$609,266	$264,962	$3,563,999	$314,787	$1,510,033
Proceeds from sales of U.S. government
securities	—	—	—	—	2,978,941 (b)	—	—
Total proceeds from sales	$645,086	$5,571,176	$609,266	$264,962	$6,542,940	$314,787 (a)	$1,510,033
Securities sold short covers	$540	$—	$—	$100,711	$266,334	$—	$—
Securities sold short proceeds	$541	$—	$—	$107,681	$213,244	$—	$—

(a)	Amounts exclude in-kind transactions. For the year ended December 31, 2021, JNL/WMC Equity Income Fund had in-kind purchases and proceeds from sales of $646,537 and $653,551, respectively.
(b)	Amounts exclude $6,531,669 and $6,540,565 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$—	$23,800
Net realized gain (loss)	1	221,416
Net change in unrealized appreciation
(depreciation)	—	141,758
Change in net assets from operations	1	386,974
Distributions to shareholders
From distributable earnings
Class A	(2)	—
Class I	(13)	—
Total distributions to shareholders	(15)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	2,415,541	103,870
Class I	75,049	80,247
Reinvestment of distributions
Class A	2	—
Class I	13	—
Cost of shares redeemed
Class A	(2,743,689)	(165,187)
Class I	(83,539)	(264,043)
Change in net assets from
share transactions	(336,623)	(245,113)
Change in net assets	(336,637)	141,861
Net assets beginning of year	2,434,011	1,537,214
Net assets end of year	$2,097,374	$1,679,075

[1]Share transactions
Shares sold
Class A	2,415,541	3,755
Class I	75,049	2,822
Reinvestment of distributions
Class A	2	—
Class I	13	—
Shares redeemed
Class A	(2,743,689)	(5,990)
Class I	(83,539)	(9,338)
Change in shares
Class A	(328,146)	(2,235)
Class I	(8,477)	(6,516)
Purchases and sales of long term
investments
Purchase of securities	$164,948	$469,614
Purchase of U.S. government securities	422,538	—
Total purchases	$587,486	$469,614
Proceeds from sales of securities	$116,870	$683,759
Proceeds from sales of U.S. government
securities	388,704	—
Total proceeds from sales	$505,574	$683,759

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)(b)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$24,353	$41,316	$3,794	$4,228	$538	$(2,478)	$894
Net realized gain (loss)	4,005	69,411	(1,402)	7,433	18,081	38,730	66,771
Net change in unrealized appreciation
(depreciation)	186,003	135,068	5,009	30,529	144,370	157,967	842,545
Change in net assets from operations	214,361	245,795	7,401	42,190	162,989	194,219	910,210
Share transactions[1]
Proceeds from the sale of shares
Class A	684,429	457,024	94,829	110,556	322,615	143,643	1,580,357
Class I	17,165	11,607	2,398	2,134	8,116	2,808	32,412
Cost of shares redeemed
Class A	(390,312)	(681,838)	(48,334)	(143,719)	(184,584)	(207,756)	(593,912)
Class I	(8,523)	(5,532)	(1,158)	(1,126)	(3,088)	(1,643)	(16,615)
Change in net assets from
share transactions	302,759	(218,739)	47,735	(32,155)	143,059	(62,948)	1,002,242
Change in net assets	517,120	27,056	55,136	10,035	306,048	131,271	1,912,452
Net assets beginning of year	1,592,632	3,301,539	131,180	499,041	461,372	757,809	1,215,283
Net assets end of year	$2,109,752	$3,328,595	$186,316	$509,076	$767,420	$889,080	$3,127,735

[1]Share transactions
Shares sold
Class A	54,882	20,254	9,062	9,459	17,410	8,691	48,423
Class I	1,345	496	236	179	426	161	969
Shares redeemed
Class A	(32,248)	(30,003)	(4,845)	(12,586)	(10,307)	(12,991)	(18,414)
Class I	(651)	(239)	(111)	(96)	(160)	(101)	(492)
Change in shares
Class A	22,634	(9,749)	4,217	(3,127)	7,103	(4,300)	30,009
Class I	694	257	125	83	266	60	477

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund’s respective shareholder report.

(b)	Effective April 26, 2021, the name of JNL/American Blue Chip Income & Growth Fund was changed to JNL/American Funds Washington Mutual Investors Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/WMC Equity Income Fund(b)	JNL/Baillie Gifford International Growth Fund(c)
Operations
Net investment income (loss)	$74,002	$4,470	$(5,988)	$8,023	$4,004
Net realized gain (loss)	296,415	(22,644)	29,339	9,217	9,683
Net change in unrealized appreciation
(depreciation)	601,488	230,416	277,635	13,183	381,258
Change in net assets from operations	971,905	212,242	300,986	30,423	394,945
Share transactions[1]
Proceeds from the sale of shares
Class A	1,506,291	256,162	264,321	270,541	500,593
Class I	40,569	5,683	9,568	10,205	17,355
Cost of shares redeemed
Class A	(1,683,418)	(460,916)	(384,085)	(112,859)	(263,588)
Class I	(18,140)	(3,602)	(5,168)	(4,805)	(7,560)
Change in net assets from
share transactions	(154,698)	(202,673)	(115,364)	163,082	246,800
Change in net assets	817,207	9,569	185,622	193,505	641,745
Net assets beginning of year	7,832,114	1,942,458	1,481,590	368,890	655,546
Net assets end of year	$8,649,321	$1,952,027	$1,667,212	$562,395	$1,297,291

[1]Share transactions
Shares sold
Class A	56,809	18,295	18,783	24,245	34,659
Class I	1,474	385	660	911	1,233
Shares redeemed
Class A	(64,378)	(32,855)	(27,890)	(10,229)	(20,622)
Class I	(668)	(258)	(377)	(436)	(563)
Change in shares
Class A	(7,569)	(14,560)	(9,107)	14,016	14,037
Class I	806	127	283	475	670

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Effective April 26, 2021, the name of JNL/Vanguard Equity Income Fund was changed to JNL/WMC Equity Income Fund.
(c)	Effective April 26, 2021, the name of JNL/Vanguard International Fund was changed to JNL/Baillie Gifford International Growth Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$5,942	$(2,440)	$6,271	$(683)	$6,055	$24,857	$28,023
Net realized gain (loss)	6,494	14,816	32,360	40,271	54,697	99,410	85,024
Net change in unrealized appreciation
(depreciation)	215,095	48,086	286,761	396,112	792,636	455,318	295,085
Change in net assets from operations	227,531	60,462	325,392	435,700	853,388	579,585	408,132
Share transactions[1]
Proceeds from the sale of shares
Class A	240,760	533,041	288,406	287,188	403,622	722,835	473,103
Class I	4,463	6,622	4,042	8,133	5,414	17,277	7,500
Proceeds in connection with acquisition
Class A	—	63,705	—	1,821,469	2,196,392	—	—
Class I	—	165	—	1,129	844	—	—
Cost of shares redeemed
Class A	(349,537)	(323,121)	(523,056)	(410,092)	(805,697)	(607,787)	(487,992)
Class I	(3,142)	(4,327)	(3,054)	(3,260)	(3,758)	(7,281)	(5,171)
Change in net assets from
share transactions	(107,456)	276,085	(233,662)	1,704,567	1,796,817	125,044	(12,560)
Change in net assets	120,075	336,547	91,730	2,140,267	2,650,205	704,629	395,572
Net assets beginning of year	1,526,839	465,068	2,428,482	617,868	2,373,076	2,825,190	2,457,239
Net assets end of year	$1,646,914	$801,615	$2,520,212	$2,758,135	$5,023,281	$3,529,819	$2,852,811

[1]Share transactions
Shares sold
Class A	17,428	41,337	19,798	19,913	27,025	37,468	27,266
Class I	295	509	273	563	347	882	440
Shares issued in connection with acquisition
Class A	—	5,209	—	136,644	162,696	—	—
Class I	—	13	—	84	62	—	—
Shares redeemed
Class A	(25,111)	(25,006)	(35,855)	(28,304)	(53,906)	(31,947)	(28,876)
Class I	(224)	(334)	(211)	(215)	(231)	(380)	(327)
Change in shares
Class A	(7,683)	21,540	(16,057)	128,253	135,815	5,521	(1,610)
Class I	71	188	62	432	178	502	113

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Goldman Sachs 4 Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund
Operations
Net investment income (loss)	$(18,495)	$(4,620)	$(1,464)	$(14,082)	$(6,000)
Net realized gain (loss)	6,308	71,919	19,858	183,646	69,203
Net change in unrealized appreciation
(depreciation)	125,065	365,840	80,100	723,370	255,468
Change in net assets from operations	112,878	433,139	98,494	892,934	318,671
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—
Class I	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	478,423	324,250	294,797	455,796	188,718
Class I	8,352	5,173	4,789	7,105	1,703
Reinvestment of distributions
Class A	—	—	—	—	—
Class I	—	—	—	—	—
Cost of shares redeemed
Class A	(1,550,360)	(522,856)	(374,704)	(1,143,745)	(547,548)
Class I	(4,577)	(5,771)	(4,798)	(2,673)	(1,293)
Change in net assets from
share transactions	(1,068,162)	(199,204)	(79,916)	(683,517)	(358,420)
Change in net assets	(955,284)	233,935	18,578	209,417	(39,749)
Net assets beginning of year	6,467,682	2,334,811	1,208,686	5,474,509	2,913,211
Net assets end of year	$5,512,398	$2,568,746	$1,227,264	$5,683,926	$2,873,462

[1]Share transactions
Shares sold
Class A	23,300	12,557	20,409	21,015	11,011
Class I	392	196	326	296	100
Reinvestment of distributions
Class A	—	—	—	—	—
Class I	—	—	—	—	—
Shares redeemed
Class A	(73,411)	(19,996)	(25,901)	(52,270)	(31,835)
Class I	(219)	(227)	(344)	(110)	(70)
Change in shares
Class A	(50,111)	(7,439)	(5,492)	(31,255)	(20,824)
Class I	173	(31)	(18)	186	30

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon U.S. Stock Market Index Fund(a)	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund
Operations
Net investment income (loss)	$(16,091)	$7,825	$3,344	$2,619
Net realized gain (loss)	131,616	6,029	7,108	2,600
Net change in unrealized appreciation
(depreciation)	657,309	127,701	21,762	10,512
Change in net assets from operations	772,834	141,555	32,214	15,731
Distributions to shareholders
From distributable earnings
Class A	—	—	(19,802)	(8,957)
Class I	—	—	(352)	(243)
Total distributions to shareholders	—	—	(20,154)	(9,200)
Share transactions[1]
Proceeds from the sale of shares
Class A	389,433	386,106	91,698	82,424
Class I	8,082	11,650	1,861	5,184
Reinvestment of distributions
Class A	—	—	19,802	8,957
Class I	—	—	352	243
Cost of shares redeemed
Class A	(1,110,854)	(224,430)	(90,391)	(63,360)
Class I	(9,477)	(5,714)	(443)	(2,428)
Change in net assets from
share transactions	(722,816)	167,612	22,879	31,020
Change in net assets	50,018	309,167	34,939	37,551
Net assets beginning of year	5,746,292	585,922	258,669	154,974
Net assets end of year	$5,796,310	$895,089	$293,608	$192,525

[1]Share transactions
Shares sold
Class A	19,942	29,513	6,485	6,687
Class I	443	875	124	406
Reinvestment of distributions
Class A	—	—	1,304	700
Class I	—	—	23	19
Shares redeemed
Class A	(56,559)	(17,890)	(6,367)	(5,113)
Class I	(493)	(431)	(31)	(197)
Change in shares
Class A	(36,617)	11,623	1,422	2,274
Class I	(50)	444	116	228

(a)	Effective April 26, 2021, the name of JNL/Vanguard U.S. Stock Market Index Fund was changed to JNL/Mellon U.S. Stock Market Index Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$4,093	$7,552	$6,127	$7,463	$19,711	$11,826	$2,385
Net realized gain (loss)	6,250	3,152	3,321	3,314	14,354	(13,503)	31,235
Net change in unrealized appreciation
(depreciation)	20,498	76,764	31,109	53,827	33,858	425,332	42,285
Change in net assets from operations	30,841	87,468	40,557	64,604	67,923	423,655	75,905
Distributions to shareholders
From distributable earnings
Class A	(21,090)	—	—	—	—	(11,084)	(63)
Class I	(475)	—	—	—	—	(8,799)	(5,542)
Total distributions to shareholders	(21,565)	—	—	—	—	(19,883)	(5,605)
Share transactions[1]
Proceeds from the sale of shares
Class A	73,715	237,596	220,543	242,275	25,160	105,470	3,076
Class I	4,056	11,741	6,934	10,402	323,751	168,162	75,137
Proceeds in connection with acquisition
Class A	—	—	—	—	172,043	449,205	—
Class I	—	—	—	—	1	212,880	—
Reinvestment of distributions
Class A	21,090	—	—	—	—	11,084	63
Class I	475	—	—	—	—	8,799	5,542
Cost of shares redeemed
Class A	(87,442)	(110,881)	(105,174)	(87,652)	(41,032)	(238,781)	(5,246)
Class I	(1,428)	(6,133)	(4,787)	(5,268)	(671,737)	(198,386)	(117,012)
Change in net assets from
share transactions	10,466	132,323	117,516	159,757	(191,814)	518,433	(38,440)
Change in net assets	19,742	219,791	158,073	224,361	(123,891)	922,205	31,860
Net assets beginning of year	299,029	436,209	334,051	405,437	1,220,465	781,704	286,861
Net assets end of year	$318,771	$656,000	$492,124	$629,798	$1,096,574	$1,703,909	$318,721

[1]Share transactions
Shares sold
Class A	5,462	21,003	19,372	21,073	2,357	11,408	285
Class I	293	1,019	603	903	31,559	20,133	6,859
Shares issued in connection with acquisition
Class A	—	—	—	—	17,256	60,054	—
Class I	—	—	—	—	—	28,384	—
Reinvestment of distributions
Class A	1,497	—	—	—	—	1,025	5
Class I	34	—	—	—	—	812	429
Shares redeemed
Class A	(6,522)	(9,661)	(9,382)	(7,793)	(3,833)	(25,777)	(572)
Class I	(107)	(505)	(422)	(488)	(66,173)	(20,695)	(10,965)
Change in shares
Class A	437	11,342	9,990	13,280	15,780	46,710	(282)
Class I	220	514	181	415	(34,614)	28,634	(3,677)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund
Operations
Net investment income (loss)	$6,073	$(14,331)	$2,448	$1,943	$451
Net realized gain (loss)	99,877	382,305	(26,642)	1,778	(178)
Net change in unrealized appreciation
(depreciation)	88,729	647,953	97,618	22,306	6,196
Change in net assets from operations	194,679	1,015,927	73,424	26,027	6,469
Share transactions[1]
Proceeds from the sale of shares
Class A	124,892	585,395	160,468	—	53,860
Class I	208,882	175,366	149,553	111,672	1,315
Cost of shares redeemed
Class A	(88,617)	(707,048)	(182,719)	—	(40,263)
Class I	(306,535)	(269,147)	(155,625)	(42,979)	(422)
Change in net assets from
share transactions	(61,378)	(215,434)	(28,323)	68,693	14,490
Change in net assets	133,301	800,493	45,101	94,720	20,959
Net assets beginning of year	1,194,140	2,408,617	1,110,469	85,170	37,846
Net assets end of year	$1,327,441	$3,209,110	$1,155,570	$179,890	$58,805

[1]Share transactions
Shares sold
Class A	9,173	17,095	13,604	—	5,176
Class I	16,920	4,870	12,581	8,219	125
Shares redeemed
Class A	(6,774)	(21,265)	(14,935)	—	(3,885)
Class I	(21,989)	(7,362)	(12,553)	(3,229)	(39)
Change in shares
Class A	2,399	(4,170)	(1,331)	—	1,291
Class I	(5,069)	(2,492)	28	4,990	86

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$402	$21,284	$15,258	$(14,480)	$17,773	$1,393
Net realized gain (loss)	629	212,316	(40,539)	362,723	(220,889)	86,265
Net change in unrealized appreciation
(depreciation)	2,339	390,869	67,178	1,104,516	220,207	268,758
Change in net assets from operations	3,370	624,469	41,897	1,452,759	17,091	356,416
Distributions to shareholders
From distributable earnings
Class A	(33)	—	—	—	(19,850)	—
Class I	(98)	—	—	—	(32,946)	—
Total distributions to shareholders	(131)	—	—	—	(52,796)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	11,036	305,781	101,699	1,149,444	93,317	227,611
Class I	517	346,939	2,266	177,125	157,788	154,605
Proceeds in connection with acquisition
Class A	—	—	74,607	—	—	—
Class I	—	—	1	—	—	—
Reinvestment of distributions
Class A	33	—	—	—	19,850	—
Class I	98	—	—	—	32,946	—
Cost of shares redeemed
Class A	(2,186)	(762,992)	(178,006)	(1,152,491)	(124,386)	(178,946)
Class I	(123)	(20,079)	(2,928)	(371,089)	(364,572)	(316,230)
Change in net assets from
share transactions	9,375	(130,351)	(2,361)	(197,011)	(185,057)	(112,960)
Change in net assets	12,614	494,118	39,536	1,255,748	(220,762)	243,456
Net assets beginning of year	24,956	3,601,765	645,671	3,921,009	1,511,840	1,211,671
Net assets end of year	$37,570	$4,095,883	$685,207	$5,176,757	$1,291,078	$1,455,127

[1]Share transactions
Shares sold
Class A	1,158	22,569	14,909	22,670	7,307	14,913
Class I	52	23,471	307	3,428	12,160	10,271
Shares issued in connection with acquisition
Class A	—	—	12,311	—	—	—
Reinvestment of distributions
Class A	3	—	—	—	1,307	—
Class I	9	—	—	—	2,108	—
Shares redeemed
Class A	(233)	(56,762)	(25,753)	(22,863)	(9,681)	(11,660)
Class I	(12)	(1,371)	(401)	(7,142)	(28,792)	(20,439)
Change in shares
Class A	928	(34,193)	1,467	(193)	(1,067)	3,253
Class I	49	22,100	(94)	(3,714)	(14,524)	(10,168)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Operations
Net investment income (loss)	$1,428	$11,956	$841	$97,997	$26,038	$28,918	$81,607
Net realized gain (loss)	770	96,355	5,118	70,747	(1,776)	186,936	8,543
Net change in unrealized appreciation
(depreciation)	9,871	64,873	24,765	19,983	10,757	55,674	(7,117)
Change in net assets from operations	12,069	173,184	30,724	188,727	35,019	271,528	83,033
Distributions to shareholders
From distributable earnings
Class A	(202)	—	—	—	—	—	—
Class I	(483)	—	—	—	—	—	—
Total distributions to shareholders	(685)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	30,774	192,969	90,683	422,931	45,107	433,828	368,769
Class I	22,135	30,846	5,620	421,762	128,634	139,048	705,423
Proceeds in connection with acquisition
Class A	—	—	—	—	92,842	—	—
Class I	—	—	—	—	36,595	—	—
Reinvestment of distributions
Class A	202	—	—	—	—	—	—
Class I	483	—	—	—	—	—	—
Cost of shares redeemed
Class A	(10,474)	(374,706)	(65,982)	(681,419)	(45,056)	(522,566)	(453,514)
Class I	(16,684)	(39,783)	(3,572)	(308,917)	(186,489)	(219,900)	(531,981)
Change in net assets from
share transactions	26,436	(190,674)	26,749	(145,643)	71,633	(169,590)	88,697
Change in net assets	37,820	(17,490)	57,473	43,084	106,652	101,938	171,730
Net assets beginning of year	73,233	1,305,169	157,292	3,826,850	645,465	2,093,084	2,676,298
Net assets end of year	$111,053	$1,287,679	$214,765	$3,869,934	$752,117	$2,195,022	$2,848,028

[1]Share transactions
Shares sold
Class A	3,210	13,355	12,859	31,603	3,881	27,806	32,341
Class I	2,322	2,008	781	29,547	11,891	9,258	62,285
Shares issued in connection with acquisition
Class A	—	—	—	—	8,918	—	—
Class I	—	—	—	—	3,563	—	—
Reinvestment of distributions
Class A	18	—	—	—	—	—	—
Class I	43	—	—	—	—	—	—
Shares redeemed
Class A	(1,018)	(25,095)	(9,183)	(51,303)	(3,962)	(34,703)	(39,935)
Class I	(1,710)	(2,424)	(531)	(21,584)	(17,360)	(13,730)	(46,401)
Change in shares
Class A	2,210	(11,740)	3,676	(19,700)	8,837	(6,897)	(7,594)
Class I	655	(416)	250	7,963	(1,906)	(4,472)	15,884

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund(a)	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund	JNL/Franklin Templeton Income Fund
Operations
Net investment income (loss)	$23,660	$13,511	$26,998	$14,318	$62,665
Net realized gain (loss)	15,238	18,309	(150,165)	(15,834)	(135,859)
Net change in unrealized appreciation
(depreciation)	53,680	(37,286)	59,098	114,878	63,193
Change in net assets from operations	92,578	(5,466)	(64,069)	113,362	(10,001)
Distributions to shareholders
From distributable earnings
Class A	—	—	(79,321)	—	—
Class I	—	—	(8,101)	—	—
Total distributions to shareholders	—	—	(87,422)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	379,350	91,092	98,020	74,513	196,165
Class I	217,302	206,347	29,508	600	2,691
Proceeds in connection with acquisition
Class A	—	—	45,290	—	—
Class I	—	—	924	—	—
Reinvestment of distributions
Class A	—	—	79,321	—	—
Class I	—	—	8,101	—	—
Cost of shares redeemed
Class A	(289,443)	(200,045)	(178,856)	(230,181)	(415,026)
Class I	(31,569)	(137,243)	(430,638)	(969)	(1,366)
Change in net assets from
share transactions	275,640	(39,849)	(348,330)	(156,037)	(217,536)
Change in net assets	368,218	(45,315)	(499,821)	(42,675)	(227,537)
Net assets beginning of year	1,009,542	1,015,104	1,100,524	1,211,473	1,881,081
Net assets end of year	$1,377,760	$969,789	$600,703	$1,168,798	$1,653,544

[1]Share transactions
Shares sold
Class A	30,037	6,322	10,719	5,162	16,717
Class I	17,152	16,639	3,066	42	237
Shares issued in connection with acquisition
Class A	—	—	4,953	—	—
Class I	—	—	108	—	—
Reinvestment of distributions
Class A	—	—	10,156	—	—
Class I	—	—	1,026	—	—
Shares redeemed
Class A	(23,245)	(13,937)	(19,513)	(15,950)	(35,802)
Class I	(2,519)	(9,629)	(45,309)	(61)	(121)
Change in shares
Class A	6,792	(7,615)	6,315	(10,788)	(19,085)
Class I	14,633	7,010	(41,109)	(19)	116

(a)	Effective April 26, 2021, the name of JNL/First State Global Infrastructure Fund was changed to JNL/First Sentier Global Infrastructure Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$(71)	$2,371	$2,894
Net realized gain (loss)	38,776	(21,096)	(15,360)
Net change in unrealized appreciation
(depreciation)	153,679	76,893	9,121
Change in net assets from operations	192,384	58,168	(3,345)
Distributions to shareholders
From distributable earnings
Class A	—	(12,123)	(3,433)
Class I	—	(11,140)	(17,085)
Total distributions to shareholders	—	(23,263)	(20,518)
Share transactions[1]
Proceeds from the sale of shares
Class A	151,862	62,599	27,519
Class I	141,242	52,041	54,750
Reinvestment of distributions
Class A	—	12,123	3,433
Class I	—	11,140	17,085
Cost of shares redeemed
Class A	(51,467)	(127,194)	(25,034)
Class I	(267,720)	(135,948)	(52,480)
Change in net assets from
share transactions	(26,083)	(125,239)	25,273
Change in net assets	166,301	(90,334)	1,410
Net assets beginning of year	648,903	862,197	197,831
Net assets end of year	$815,204	$771,863	$199,241

[1]Share transactions
Shares sold
Class A	12,753	6,677	2,598
Class I	12,571	5,494	6,108
Reinvestment of distributions
Class A	—	1,043	347
Class I	—	958	1,717
Shares redeemed
Class A	(4,617)	(13,549)	(2,430)
Class I	(24,153)	(14,055)	(5,404)
Change in shares
Class A	8,136	(5,829)	515
Class I	(11,582)	(7,603)	2,421

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/WMC Global Real Estate Fund(a)	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan U.S. Value Fund(b)
Operations
Net investment income (loss)	$23,880	$(2,726)	$16,923	$6,407	$(13,584)	$8,524	$13,614
Net realized gain (loss)	(10,267)	162,597	(127,410)	25,990	273,991	118,609	(40,211)
Net change in unrealized appreciation
(depreciation)	13,074	440,247	(41,722)	104,879	640,439	201,134	117,487
Change in net assets from operations	26,687	600,118	(152,209)	137,276	900,846	328,267	90,890
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(31,711)	—	—	—
Class I	—	—	—	(9,803)	—	—	—
Total distributions to shareholders	—	—	—	(41,514)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	54,876	164,895	126,201	113,680	476,212	72,523	85,660
Class I	243,342	113,476	4,033	105,267	12,762	564	325,928
Proceeds in connection with acquisition
Class A	—	—	—	—	—	1,227,744	140,070
Class I	—	—	—	—	—	1,601	777
Reinvestment of distributions
Class A	—	—	—	31,711	—	—	—
Class I	—	—	—	9,803	—	—	—
Cost of shares redeemed
Class A	(45,139)	(527,505)	(266,529)	(232,873)	(639,352)	(201,034)	(147,254)
Class I	(115,261)	(270,795)	(36,119)	(51,539)	(56,248)	(11,860)	(32,478)
Change in net assets from
share transactions	137,818	(519,929)	(172,414)	(23,951)	(206,626)	1,089,538	372,703
Change in net assets	164,505	80,189	(324,623)	71,811	694,220	1,417,805	463,593
Net assets beginning of year	971,172	2,594,681	1,228,539	1,110,418	1,863,421	51,597	633,321
Net assets end of year	$1,135,677	$2,674,870	$903,916	$1,182,229	$2,557,641	$1,469,402	$1,096,914

[1]Share transactions
Shares sold
Class A	5,470	8,852	14,168	8,785	15,669	6,047	8,462
Class I	23,253	6,077	406	7,198	388	46	33,453
Shares issued in connection with acquisition
Class A	—	—	—	—	—	113,365	15,208
Class I	—	—	—	—	—	147	83
Reinvestment of distributions
Class A	—	—	—	2,157	—	—	—
Class I	—	—	—	627	—	—	—
Shares redeemed
Class A	(4,488)	(28,326)	(29,519)	(17,888)	(22,599)	(16,507)	(13,939)
Class I	(10,825)	(13,581)	(3,278)	(3,541)	(1,941)	(1,083)	(2,936)
Change in shares
Class A	982	(19,474)	(15,351)	(6,946)	(6,930)	102,905	9,731
Class I	12,428	(7,504)	(2,872)	4,284	(1,553)	(890)	30,600

(a) (b)

Effective April 26, 2021, the name of JNL/Invesco Global Real Estate Fund was changed to JNL/WMC Global Real Estate Fund.

Effective April 26, 2021, the name of JNL/JPMorgan Growth & Income Fund was changed to JNL/JPMorgan U.S. Value Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund(a)	JNL/Mellon Bond Index Fund
Operations
Net investment income (loss)	$3,630	$(10,603)	$28,872	$2,502	$(274)	$2,229	$21,543
Net realized gain (loss)	(12,444)	421,591	3,839	1,715	51,143	565	18,906
Net change in unrealized appreciation
(depreciation)	68,512	754,839	73,158	58,311	212,622	4,909	44,520
Change in net assets from operations	59,698	1,165,827	105,869	62,528	263,491	7,703	84,969
Distributions to shareholders
From distributable earnings
Class A	(1,387)	—	—	(362)	(2,674)	—	—
Class I	(831)	—	—	(2,784)	(2,749)	—	—
Total distributions to shareholders	(2,218)	—	—	(3,146)	(5,423)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	170,553	1,029,224	1,449,766	25,271	58,589	261,926	492,616
Class I	108,119	168,056	557,691	219,457	193,734	142,234	66,035
Proceeds in connection with acquisition
Class A	115,670	—	—	—	333,689	—	—
Class I	805	—	—	—	1,626	—	—
Reinvestment of distributions
Class A	1,387	—	—	362	2,674	—	—
Class I	831	—	—	2,784	2,749	—	—
Cost of shares redeemed
Class A	(66,063)	(795,851)	(840,143)	(38,158)	(81,534)	(71,683)	(344,283)
Class I	(189,061)	(228,423)	(212,854)	(59,972)	(136,568)	(9,670)	(85,878)
Change in net assets from
share transactions	142,241	173,006	954,460	149,744	374,959	322,807	128,490
Change in net assets	199,721	1,338,833	1,060,329	209,126	633,027	330,510	213,459
Net assets beginning of year	285,395	2,409,640	1,224,165	232,335	312,532	—	1,210,356
Net assets end of year	$485,116	$3,748,473	$2,284,494	$441,461	$945,559	$330,510	$1,423,815

[1]Share transactions
Shares sold
Class A	15,359	21,780	101,976	1,866	4,327	25,426	38,862
Class I	10,056	3,606	36,937	15,984	14,876	14,038	4,987
Shares issued in connection with acquisition
Class A	10,995	—	—	—	31,391	—	—
Class I	76	—	—	—	152	—	—
Reinvestment of distributions
Class A	117	—	—	23	177	—	—
Class I	69	—	—	178	181	—	—
Shares redeemed
Class A	(5,987)	(17,543)	(58,764)	(2,885)	(6,096)	(6,938)	(27,203)
Class I	(17,201)	(4,833)	(14,070)	(4,095)	(11,098)	(934)	(6,672)
Change in shares
Class A	20,484	4,237	43,212	(996)	29,799	18,488	11,659
Class I	(7,000)	(1,227)	22,867	12,067	4,111	13,104	(1,685)

(a)	Period from commencement of operations April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Emerging Markets Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Equity Income Fund
Operations
Net investment income (loss)	$698	$3,104	$4,509	$16,524	$13,680	$37,532	$4,546
Net realized gain (loss)	4,657	67,356	8,227	93,158	20,981	(159,617)	(70,846)
Net change in unrealized appreciation
(depreciation)	42,900	470,520	15,552	3,078	113,811	(201,567)	(24,291)
Change in net assets from operations	48,255	540,980	28,288	112,760	148,472	(323,652)	(90,591)
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(32,412)	—	—
Class I	—	—	—	—	(437)	—	—
Total distributions to shareholders	—	—	—	—	(32,849)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	124,285	434,750	188,291	330,301	182,917	366,473	56,218
Class I	3,347	9,119	3,436	10,890	9,768	5,210	9,598
Proceeds in connection with acquisition
Class A	—	—	—	92,345	—	—	—
Class I	—	—	—	4,656	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	32,412	—	—
Class I	—	—	—	—	437	—	—
Cost of shares redeemed
Class A	(78,545)	(482,824)	(149,314)	(386,757)	(369,995)	(288,770)	(82,673)
Class I	(1,023)	(4,113)	(2,049)	(9,746)	(5,850)	(4,271)	(207,393)
Change in net assets from
share transactions	48,064	(43,068)	40,364	41,689	(150,311)	78,642	(224,250)
Change in net assets	96,319	497,912	68,652	154,449	(34,688)	(245,010)	(314,841)
Net assets beginning of year	159,335	1,315,125	153,100	1,034,751	1,178,432	1,088,935	525,029
Net assets end of year	$255,654	$1,813,037	$221,752	$1,189,200	$1,143,744	$843,925	$210,188

[1]Share transactions
Shares sold
Class A	8,250	14,431	16,389	10,725	17,312	28,770	3,588
Class I	230	288	282	347	912	369	666
Shares issued in connection with acquisition
Class A	—	—	—	3,338	—	—	—
Class I	—	—	—	167	—	—	—
Reinvestment of distributions
Class A	—	—	—	—	2,631	—	—
Class I	—	—	—	—	35	—	—
Shares redeemed
Class A	(5,309)	(17,816)	(12,587)	(12,563)	(35,569)	(20,438)	(5,423)
Class I	(69)	(137)	(169)	(303)	(564)	(276)	(16,158)
Change in shares
Class A	2,941	(3,385)	3,802	1,500	(15,626)	8,332	(1,835)
Class I	161	151	113	211	383	93	(15,492)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
Operations
Net investment income (loss)	$20,819	$30,320	$708	$16,880	$28,595	$563	$890
Net realized gain (loss)	40,329	120,395	1,177	341,938	238	779	1,656
Net change in unrealized appreciation
(depreciation)	(124,761)	409,441	10,117	1,206,982	75,281	9,901	19,993
Change in net assets from operations	(63,613)	560,156	12,002	1,565,800	104,114	11,243	22,539
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(60,408)	—	—
Class I	—	—	—	—	(11,867)	—	—
Total distributions to shareholders	—	—	—	—	(72,275)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	257,304	752,418	73,458	1,286,811	213,776	66,387	89,731
Class I	6,610	15,759	2,893	37,341	29,861	1,854	4,682
Reinvestment of distributions
Class A	—	—	—	—	60,408	—	—
Class I	—	—	—	—	11,867	—	—
Cost of shares redeemed
Class A	(422,896)	(897,040)	(51,916)	(1,365,126)	(361,204)	(25,341)	(31,301)
Class I	(3,299)	(8,629)	(1,071)	(18,895)	(58,097)	(689)	(1,163)
Change in net assets from
share transactions	(162,281)	(137,492)	23,364	(59,869)	(103,389)	42,211	61,949
Change in net assets	(225,894)	422,664	35,366	1,505,931	(71,550)	53,454	84,488
Net assets beginning of year	1,354,652	3,351,229	76,601	3,487,041	1,805,001	25,857	66,336
Net assets end of year	$1,128,758	$3,773,893	$111,967	$4,992,972	$1,733,451	$79,311	$150,824

[1]Share transactions
Shares sold
Class A	21,371	23,254	6,411	51,703	17,323	6,095	6,290
Class I	534	472	241	1,428	2,296	165	340
Reinvestment of distributions
Class A	—	—	—	—	4,371	—	—
Class I	—	—	—	—	819	—	—
Shares redeemed
Class A	(34,553)	(27,855)	(4,709)	(54,520)	(29,319)	(2,368)	(2,288)
Class I	(275)	(260)	(92)	(724)	(4,465)	(63)	(80)
Change in shares
Class A	(13,182)	(4,601)	1,702	(2,817)	(7,625)	3,727	4,002
Class I	259	212	149	704	(1,350)	102	260

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/Mellon World Index Fund(a)	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund
Operations
Net investment income (loss)	$4,462	$10,686	$2,181	$30,595	$120,886	$20,555	$8,315
Net realized gain (loss)	2,527	388,790	3,972	77,120	353,451	58,082	8,993
Net change in unrealized appreciation
(depreciation)	40,714	1,425,419	(18,918)	309,488	1,132,413	166,631	(28,427)
Change in net assets from operations	47,703	1,824,895	(12,765)	417,203	1,606,750	245,268	(11,119)
Distributions to shareholders
From distributable earnings
Class A	(8,565)	—	—	—	—	—	—
Class I	(114)	—	—	—	—	—	—
Total distributions to shareholders	(8,679)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	40,557	1,899,992	72,580	440,782	2,339,384	423,093	164,326
Class I	2,545	57,073	6,471	42,110	28,850	39,124	3,251
Proceeds in connection with acquisition
Class A	—	155,851	—	141,732	—	—	—
Class I	—	5,243	—	487	—	—	—
Reinvestment of distributions
Class A	8,565	—	—	—	—	—	—
Class I	114	—	—	—	—	—	—
Cost of shares redeemed
Class A	(92,045)	(1,524,833)	(119,109)	(722,853)	(2,451,936)	(565,855)	(212,016)
Class I	(1,518)	(29,656)	(4,037)	(80,262)	(89,678)	(74,749)	(3,919)
Change in net assets from
share transactions	(41,782)	563,670	(44,095)	(178,004)	(173,380)	(178,387)	(48,358)
Change in net assets	(2,758)	2,388,565	(56,860)	239,199	1,433,370	66,881	(59,477)
Net assets beginning of year	370,977	3,405,499	173,680	3,208,436	9,217,128	2,611,074	347,949
Net assets end of year	$368,219	$5,794,064	$116,820	$3,447,635	$10,650,498	$2,677,955	$288,472

[1]Share transactions
Shares sold
Class A	1,530	52,416	6,284	22,247	98,758	25,756	10,763
Class I	98	2,354	573	1,967	1,167	2,152	207
Shares issued in connection with acquisition
Class A	—	4,962	—	8,362	—	—	—
Class I	—	253	—	28	—	—	—
Reinvestment of distributions
Class A	284	—	—	—	—	—	—
Class I	4	—	—	—	—	—	—
Shares redeemed
Class A	(3,481)	(41,912)	(10,563)	(36,011)	(103,374)	(33,986)	(14,219)
Class I	(62)	(1,223)	(354)	(3,607)	(3,696)	(3,887)	(251)
Change in shares
Class A	(1,667)	15,466	(4,279)	(5,402)	(4,616)	(8,230)	(3,456)
Class I	40	1,384	219	(1,612)	(2,529)	(1,735)	(44)

(a)	Effective April 26, 2021 the name of JNL/Mellon MSCI World Index Fund was changed to JNL/Mellon World Index Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$16,235	$12,724	$294	$23,061	$43,617	$39,524	$11,571
Net realized gain (loss)	(1,799)	80,240	(28,163)	14,276	(10,503)	35,465	105,915
Net change in unrealized appreciation
(depreciation)	118,329	30,893	(1,651)	10,023	47,284	83,487	32,400
Change in net assets from operations	132,765	123,857	(29,520)	47,360	80,398	158,476	149,886
Distributions to shareholders
From distributable earnings
Class A	—	(17,086)	—	—	—	—	—
Class I	—	(43,883)	—	—	—	—	—
Total distributions to shareholders	—	(60,969)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	237,380	165,905	3,846	147,384	336,935	440,124	461,593
Class I	15,312	157,461	282	25,035	275,441	683,197	90,169
Proceeds in connection with acquisition
Class A	337,730	27,498	—	—	50,226	—	—
Class I	1,390	952	—	—	79	—	—
Reinvestment of distributions
Class A	—	17,086	—	—	—	—	—
Class I	—	43,883	—	—	—	—	—
Cost of shares redeemed
Class A	(329,994)	(132,782)	(6,828)	(216,727)	(306,318)	(274,974)	(361,589)
Class I	(137,632)	(186,785)	(64,144)	(86,404)	(282,963)	(235,816)	(137,392)
Change in net assets from
share transactions	124,186	93,218	(66,844)	(130,712)	73,400	612,531	52,781
Change in net assets	256,951	156,106	(96,364)	(83,352)	153,798	771,007	202,667
Net assets beginning of year	1,424,635	723,084	109,186	890,629	1,551,353	1,110,871	1,383,097
Net assets end of year	$1,681,586	$879,190	$12,822	$807,277	$1,705,151	$1,881,878	$1,585,764

[1]Share transactions
Shares sold
Class A	20,888	13,971	427	13,226	32,200	34,126	41,461
Class I	1,393	13,932	28	2,233	26,696	54,227	8,069
Shares issued in connection with acquisition
Class A	34,710	2,553	—	—	5,031	—	—
Class I	141	88	—	—	9	—	—
Reinvestment of distributions
Class A	—	1,313	—	—	—	—	—
Class I	—	3,353	—	—	—	—	—
Shares redeemed
Class A	(28,511)	(11,204)	(776)	(19,815)	(29,683)	(21,856)	(33,124)
Class I	(13,717)	(15,642)	(8,355)	(7,734)	(27,434)	(18,564)	(12,629)
Change in shares
Class A	27,087	6,633	(349)	(6,589)	7,548	12,270	8,337
Class I	(12,183)	1,731	(8,327)	(5,501)	(729)	35,663	(4,560)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Operations
Net investment income (loss)	$38,779	$97,513	$34,924	$3,855
Net realized gain (loss)	(62,073)	(64,200)	51,072	(6,595)
Net change in unrealized appreciation
(depreciation)	3,020	46,471	66,768	30,455
Change in net assets from operations	(20,274)	79,784	152,764	27,715
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—
Class I	—	—	—	—
Total distributions to shareholders	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	186,207	291,329	559,539	80,852
Class I	5,479	62,419	401,270	1,695
Reinvestment of distributions
Class A	—	—	—	—
Class I	—	—	—	—
Cost of shares redeemed
Class A	(505,774)	(520,238)	(249,440)	(119,501)
Class I	(28,076)	(99,622)	(255,857)	(921)
Change in net assets from
share transactions	(342,164)	(266,112)	455,512	(37,875)
Change in net assets	(362,438)	(186,328)	608,276	(10,160)
Net assets beginning of year	1,436,294	2,089,819	1,390,248	424,272
Net assets end of year	$1,073,856	$1,903,491	$1,998,524	$414,112

[1]Share transactions
Shares sold
Class A	17,809	22,083	41,648	15,248
Class I	531	4,022	30,197	329
Reinvestment of distributions
Class A	—	—	—	—
Class I	—	—	—	—
Shares redeemed
Class A	(49,094)	(39,487)	(18,711)	(22,394)
Class I	(2,787)	(6,398)	(19,632)	(185)
Change in shares
Class A	(31,285)	(17,404)	22,937	(7,146)
Class I	(2,256)	(2,376)	10,565	144

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Operations
Net investment income (loss)	$38,523	$5,121	$61,192	$(28,682)	$(17,919)	$27,480	$29,475
Net realized gain (loss)	21,073	(4,091)	619,266	1,003,791	550,050	11,319	(21,910)
Net change in unrealized appreciation
(depreciation)	146,978	47,470	625,622	2,487,951	727,073	23,501	28,048
Change in net assets from operations	206,574	48,500	1,306,080	3,463,060	1,259,204	62,300	35,613
Share transactions[1]
Proceeds from the sale of shares
Class A	108,958	86,759	2,863,963	1,668,099	800,784	912,077	79,239
Class I	2,439	715	413,100	515,914	39,882	124,652	297,378
Cost of shares redeemed
Class A	(531,454)	(141,043)	(1,448,613)	(2,283,653)	(1,535,557)	(635,350)	(71,856)
Class I	(4,558)	(110)	(321,664)	(1,196,438)	(248,826)	(99,758)	(184,593)
Change in net assets from
share transactions	(424,615)	(53,679)	1,506,786	(1,296,078)	(943,717)	301,621	120,168
Change in net assets	(218,041)	(5,179)	2,812,866	2,166,982	315,487	363,921	155,781
Net assets beginning of year	2,791,931	507,775	6,202,667	10,180,948	6,372,566	1,417,432	532,415
Net assets end of year	$2,573,890	$502,596	$9,015,533	$12,347,930	$6,688,053	$1,781,353	$688,196

[1]Share transactions
Shares sold
Class A	8,348	6,289	162,399	30,477	14,474	88,208	7,507
Class I	177	52	24,692	9,300	675	11,822	29,017
Shares redeemed
Class A	(39,766)	(10,667)	(83,256)	(41,999)	(27,742)	(61,447)	(6,882)
Class I	(332)	(9)	(18,620)	(21,007)	(4,338)	(9,628)	(17,700)
Change in shares
Class A	(31,418)	(4,378)	79,143	(11,522)	(13,268)	26,761	625
Class I	(155)	43	6,072	(11,707)	(3,663)	2,194	11,317

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2020

	JNL/T. Rowe Price Value Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$55,227	$(500)	$4,650	$130,043	$2,902	$26,149
Net realized gain (loss)	(48,687)	180,351	(1,797)	149,810	6	33,347
Net change in unrealized appreciation
(depreciation)	412,752	368,923	(15,247)	391,578	—	(33,049)
Change in net assets from operations	419,292	548,774	(12,394)	671,431	2,908	26,447
Distributions to shareholders
From distributable earnings
Class A	—	(8,325)	—	—	(2,845)	—
Class I	—	(38,180)	—	—	(71)	—
Total distributions to shareholders	—	(46,505)	—	—	(2,916)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	469,274	193,617	22,338	1,287,521	4,161,053	124,185
Class I	300,171	361,637	84,612	25,248	177,293	180,201
Reinvestment of distributions
Class A	—	8,325	—	—	2,845	—
Class I	—	38,180	—	—	71	—
Cost of shares redeemed
Class A	(508,049)	(124,810)	(31,592)	(1,693,310)	(3,035,683)	(201,311)
Class I	(631,332)	(538,058)	(254,963)	(14,304)	(148,120)	(107,742)
Change in net assets from
share transactions	(369,936)	(61,109)	(179,605)	(394,845)	1,157,459	(4,667)
Change in net assets	49,356	441,160	(191,999)	276,586	1,157,451	21,780
Net assets beginning of year	4,573,075	1,736,022	308,345	8,925,103	1,276,560	1,515,434
Net assets end of year	$4,622,431	$2,177,182	$116,346	$9,201,689	$2,434,011	$1,537,214

[1]Share transactions
Shares sold
Class A	29,635	10,963	2,100	49,739	4,161,053	5,823
Class I	18,573	21,243	8,519	943	177,295	8,328
Reinvestment of distributions
Class A	—	401	—	—	2,845	—
Class I	—	1,834	—	—	71	—
Shares redeemed
Class A	(32,416)	(7,259)	(3,057)	(66,370)	(3,035,683)	(9,672)
Class I	(37,139)	(30,360)	(25,544)	(534)	(148,121)	(4,761)
Change in shares
Class A	(2,781)	4,105	(957)	(16,631)	1,128,215	(3,849)
Class I	(18,566)	(7,283)	(17,025)	409	29,245	3,567

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding
Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method. Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Expense Ratios. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

Ratios. Ratios are annualized for periods less than one year.
See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)(c)
Class A
12/31/21		13.94	0.19	1.86	2.05	—	—	15.99	14.71	2,787,863	45	(d)	0.61	0.91	1.26
12/31/20		12.44	0.18	1.32	1.50	—	—	13.94	12.06	2,073,720	49	(d)	0.62	0.92	1.43
12/31/19		10.30	0.20	1.94	2.14	—	—	12.44	20.78	1,569,534	47	(d)	0.61	0.94	1.74
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)	(0.64)	10.30	(4.89)	1,035,023	34	(d)	0.58	0.98	1.54
12/31/17	(e)	10.26	0.23	1.44	1.67	(0.15)	(0.22)	11.56	16.71	773,584	39	(d)	0.69	1.00	2.07

Class I
12/31/21		14.52	0.25	1.94	2.19	—	—	16.71	15.08	50,294	45	(d)	0.31	0.61	1.59
12/31/20		12.92	0.24	1.36	1.60	—	—	14.52	12.38	36,032	49	(d)	0.32	0.62	1.83
12/31/19		10.67	0.27	1.98	2.25	—	—	12.92	21.09	23,098	47	(d)	0.31	0.64	2.26
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)	(0.64)	10.67	(4.56)	10,760	34	(d)	0.28	0.68	2.88
12/31/17	(e)(f)	10.56	0.26	1.50	1.76	(0.18)	(0.22)	11.92	17.03	1,014	39	(d)	0.47	0.77	2.30

JNL/American Funds Bond Fund of America Fund(b)(g)
Class A
12/31/21	(h)	10.00	0.24	(0.13)	0.11	—	—	10.11	1.10	62,772	87	(i)	0.61	0.81	3.47

Class I
12/31/21	(h)	10.00	0.16	(0.03)	0.13	—	—	10.13	1.30	1,711	87	(i)	0.31	0.51	2.32

JNL/American Funds Capital Income Builder Fund(b)(j)
Class A
12/31/21		11.49	0.30	1.37	1.67	—	—	13.16	14.53	275,274	60	(k)	0.68	0.93	2.44
12/31/20		11.05	0.27	0.17	0.44	—	—	11.49	3.98	181,763	110	(k)	0.65	0.93	2.59
12/31/19		9.41	0.29	1.35	1.64	—	—	11.05	17.43	128,205	44	(k)	0.58	0.94	2.83
12/31/18	(l)	10.00	0.15	(0.74)	(0.59)	—	—	9.41	(5.90)	23,271	42	(k)	0.61	0.98	4.09

Class I
12/31/21		11.58	0.35	1.38	1.73	—	—	13.31	14.94	7,313	60	(k)	0.38	0.63	2.77
12/31/20		11.11	0.30	0.17	0.47	—	—	11.58	4.23	4,553	110	(k)	0.35	0.63	2.83
12/31/19		9.43	0.32	1.36	1.68	—	—	11.11	17.82	2,975	44	(k)	0.28	0.64	3.08
12/31/18	(l)	10.00	0.21	(0.78)	(0.57)	—	—	9.43	(5.70)	1,222	42	(k)	0.25	0.68	5.70

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A:December 31, 2021: 0.91%, 1.21%, 0.96%; December 31, 2020: 0.92%, 1.22%, 1.13%; December 31, 2019: 0.90%, 1.23%, 1.45%; December 31, 2018: 0.86%, 1.26%, 1.26%; December 31, 2017: 0.89%, 1.20%, 1.87%. JNL/American Funds Balanced Fund - Class I: December 31, 2021: 0.61%, 0.91%, 1.29%; December 31, 2020: 0.62%, 0.92%, 1.53%; December 31, 2019: 0.60%, 0.93%, 1.97%; December 31, 2018: 0.56%, 0.96%, 2.60%; December 31, 2017: 0.67%, 0.97%, 2.10%.

(d)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 79% and 18% for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 85%, 86%, 79%, 145% and 124% in 2017, 2018, 2019, 2020 and 2021 respectively.

(e)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Bond Fund of America Fund - Class A: December 31, 2021: 0.87%, 1.07%, 3.21%. JNL/American Funds Bond Fund of America Fund - Class I: December 31, 2021: 0.57%, 0.77%, 2.06%.

(h)	The Fund commenced operations on April 26, 2021.
(i)	Portfolio turnover including dollar roll transactions for JNL/American Funds Bond Fund of America Fund was 456% in 2021 respectively.
(j)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: December 31, 2021: 0.95%, 1.20%, 2.17%; December 31, 2020: 1.00%, 1.28%, 2.24%; December 31, 2019: 1.11%, 1.47%, 2.30%; December 31, 2018: 1.15%, 1.52%, 3.55%. JNL/American Funds Capital Income Builder Fund - Class I: December 31, 2021: 0.65%, 0.90%, 2.50%; December 31, 2020: 0.70%, 0.98%, 2.48%; December 31, 2019: 0.81%, 1.17%, 2.55%; December 31, 2018: 0.79%, 1.22%, 5.16%.

(k)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 98%, 72%, 184% and 93%in 2018, 2019, 2020 and 2021 respectively.
(l)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital World Bond Fund(a)(b)(c)
Class A
12/31/21		12.39	0.16	(0.82)	(0.66)	—	—	11.73	(5.33)	480,867	64	(d)	0.57	1.00	1.34
12/31/20		11.31	0.10	0.98	1.08	—	—	12.39	9.55	505,412	88	(d)	0.56	1.00	0.88
12/31/19		10.52	0.14	0.65	0.79	—	—	11.31	7.51	496,660	110	(d)	0.53	1.02	1.27
12/31/18		10.76	0.19	(0.37)	(0.18)	(0.06)	—	10.52	(1.62)	500,836	78	(d)	0.53	1.05	1.77
12/31/17		10.13	0.01	0.65	0.66	(0.03)	—	10.76	6.56	519,871	74	(d)	0.53	1.05	0.05

Class I
12/31/21		12.57	0.22	(0.85)	(0.63)	—	—	11.94	(5.01)	4,955	64	(d)	0.27	0.70	1.81
12/31/20		11.44	0.16	0.97	1.13	—	—	12.57	9.88	3,664	88	(d)	0.26	0.70	1.37
12/31/19		10.61	0.21	0.62	0.83	—	—	11.44	7.82	2,381	110	(d)	0.23	0.72	1.84
12/31/18		10.85	0.32	(0.47)	(0.15)	(0.09)	—	10.61	(1.39)	1,313	78	(d)	0.23	0.75	3.01
12/31/17	(e)	10.21	0.05	0.65	0.70	(0.06)	—	10.85	6.81	355	74	(d)	0.30	0.82	0.49

JNL/American Funds Global Growth Fund(a)(b)(f)
Class A
12/31/21		22.70	0.01	3.64	3.65	—	—	26.35	16.08	985,836	18		0.55	1.05	0.05
12/31/20		17.45	0.02	5.23	5.25	—	—	22.70	30.09	751,772	17		0.56	1.06	0.09
12/31/19		12.93	0.16	4.36	4.52	—	—	17.45	34.96	454,045	14		0.54	1.07	1.05
12/31/18		14.59	0.09	(1.44)	(1.35)	(0.04)	(0.27)	12.93	(9.31)	222,402	25		0.50	1.10	0.59
12/31/17		11.74	0.07	3.56	3.63	(0.09)	(0.69)	14.59	31.19	169,233	31		0.52	1.12	0.52

Class I
12/31/21		22.90	0.09	3.68	3.77	—	—	26.67	16.46	26,529	18		0.25	0.75	0.37
12/31/20		17.56	0.08	5.26	5.34	—	—	22.90	30.41	15,648	17		0.26	0.76	0.44
12/31/19		12.97	0.24	4.35	4.59	—	—	17.56	35.39	7,327	14		0.24	0.77	1.52
12/31/18		14.61	0.20	(1.51)	(1.31)	(0.06)	(0.27)	12.97	(9.03)	2,867	25		0.20	0.80	1.40
12/31/17	(g)	13.93	0.30	0.38	0.68	—	—	14.61	4.88	257	31		0.25	0.85	7.78

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: December 31, 2021: 1.07%, 1.50%, 0.84%; December 31, 2020: 1.08%, 1.52%, 0.36%; December 31, 2019: 1.11%, 1.60%, 0.69%; December 31, 2018: 1.10%, 1.62%, 1.20%; December 31, 2017: 1.09%, 1.61%, (0.51%). JNL/American Funds Capital World Bond Fund - Class I: December 31, 2021: 0.77%, 1.20%, 1.31%; December 31, 2020: 0.78%, 1.22%, 0.85%; December 31, 2019: 0.81%, 1.30%, 1.26%; December 31, 2018: 0.80%, 1.32%, 2.44%; December 31, 2017: 0.86%, 1.38%, (0.07%).

(d)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund's Master Fund was 105%, 125%, 159%, 145% and 91% in 2017, 2018, 2019 2020 and 2021, respectively.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: December 31, 2021: 1.09%, 1.59%, (0.49%); December 31, 2020: 1.12%, 1.62%, (0.47%); December 31, 2019: 1.10%, 1.63%, 0.49%; December 31, 2018: 1.05%, 1.65%, 0.04%; December 31, 2017: 1.07%, 1.67%, (0.03. JNL/American Funds Global Growth Fund - Class I: December 31, 2021: 0.79%, 1.29%, (0.17%); December 31, 2020: 0.82%, 1.32%, (0.12%); December 31, 2019: 0.80%, 1.33%, 0.96%; December 31, 2018: 0.75%, 1.35%, 0.85%; December 31, 2017: 0.80%, 1.40%, 7.23%.

(g)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Small Capitalization Fund(a)(b)(c)
Class A
12/31/21		21.48	(0.13)	1.50	1.37	—	—	22.85	6.38	915,287	29	0.55	1.05	(0.55)
12/31/20		16.61	(0.06)	4.93	4.87	—	—	21.48	29.32	881,265	38	0.55	1.05	(0.35)
12/31/19		12.67	(0.02)	3.96	3.94	—	—	16.61	31.10	752,787	50	0.55	1.07	(0.16)
12/31/18		14.31	(0.03)	(1.50)	(1.53)	(0.02)	(0.09)	12.67	(10.77)	618,162	43	0.55	1.10	(0.21)
12/31/17		13.30	0.02	3.25	3.27	(0.03)	(2.23)	14.31	25.52	681,782	33	0.55	1.10	0.13

Class I
12/31/21		21.92	(0.06)	1.53	1.47	—	—	23.39	6.71	13,636	29	0.25	0.75	(0.25)
12/31/20		16.89	(0.01)	5.04	5.03	—	—	21.92	29.78	7,815	38	0.25	0.75	(0.06)
12/31/19		12.85	0.03	4.01	4.04	—	—	16.89	31.44	5,022	50	0.25	0.77	0.19
12/31/18		14.48	0.04	(1.55)	(1.51)	(0.03)	(0.09)	12.85	(10.48)	2,689	43	0.25	0.80	0.30
12/31/17	(d)	13.43	0.09	3.24	3.33	(0.05)	(2.23)	14.48	25.78	379	33	0.31	0.86	0.61

JNL/American Funds Growth Fund(a)(b)(e)
Class A
12/31/21		42.16	(0.03)	9.14	9.11	—	—	51.27	21.61	4,479,365	25	0.56	1.01	(0.05)
12/31/20		27.81	0.01	14.34	14.35	—	—	42.16	51.60	3,076,624	32	0.58	1.03	0.04
12/31/19		21.34	0.13	6.34	6.47	—	—	27.81	30.32	1,195,026	21	0.60	1.08	0.53
12/31/18		21.47	0.06	(0.19)	(0.13)	—	—	21.34	(0.61)	558,674	35	0.60	1.15	0.25
12/31/17		16.79	0.04	4.64	4.68	—	—	21.47	27.87	373,976	24	0.62	1.17	0.19

Class I
12/31/21		42.60	(0.16)	9.52	9.36	—	—	51.96	21.97	83,443	25	0.26	0.71	(0.33)
12/31/20		28.02	0.11	14.47	14.58	—	—	42.60	52.03	51,111	32	0.28	0.73	0.34
12/31/19		21.43	0.21	6.38	6.59	—	—	28.02	30.75	20,257	21	0.30	0.78	0.85
12/31/18		21.50	0.22	(0.29)	(0.07)	—	—	21.43	(0.33)	9,468	35	0.30	0.85	0.93
12/31/17	(f)	20.09	0.35	1.06	1.41	—	—	21.50	7.02	474	24	0.35	0.90	6.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A:December 31, 2021: 1.29%, 1.79%, (1.29%); December 31, 2020: 1.30%, 1.80%, (1.10%); December 31, 2019: 1.30%, 1.82%, (0.91%); December 31, 2018: 1.28%, 1.83%, (0.94%); December 31, 2017: 1.28%, 1.83%, (0.60%). JNL/American Funds Global Small Capitalization Fund - Class I: December 31, 2021: 0.99%, 1.49%, (0.99%); December 31, 2020: 1.00%, 1.50%, (0.81%); December 31, 2019: 1.00%, 1.52%, (0.56%); December 31, 2018: 0.98%, 1.53%, (0.43%); December 31, 2017: 1.04%, 1.59%, (0.12%).

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: December 31, 2021: 0.90%, 1.35%, (0.39%); December 31, 2020: 0.93%, 1.38%, (0.31%); December 31, 2019: 0.95%, 1.43%, 0.18%; December 31, 2018: 0.94%, 1.49%, (0.09%); December 31, 2017: 0.97%, 1.52%, (0.16%). JNL/American Funds Growth Fund - Class I: December 31, 2021: 0.60%, 1.05%, (0.67%); December 31, 2020: 0.63%, 1.08%, (0.01%); December 31, 2019: 0.65%, 1.13%, 0.50%; December 31, 2018: 0.64%, 1.19%, 0.59%; December 31, 2017: 0.70%, 1.25%, 5.82%.

(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth-Income Fund(a)(b)(c)
Class A
12/31/21		30.91	0.26	7.05	7.31	—	—	38.22	23.65	10,486,513	24	0.63	0.93	0.74
12/31/20		27.33	0.26	3.32	3.58	—	—	30.91	13.10	8,561,939	33	0.64	0.94	0.98
12/31/19		21.75	0.32	5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30
12/31/18		22.23	0.25	(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07
12/31/17		18.24	0.22	3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10

Class I
12/31/21		31.53	0.40	7.17	7.57	—	—	39.10	24.01	127,876	24	0.33	0.63	1.13
12/31/20		27.79	0.40	3.34	3.74	—	—	31.53	13.46	87,382	33	0.34	0.64	1.44
12/31/19		22.05	0.47	5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87
12/31/18		22.47	0.64	(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69
12/31/17	(d)	18.39	0.50	3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41

JNL/American Funds International Fund(a)(b)(e)
Class A
12/31/21		17.59	0.36	(0.68)	(0.32)	—	—	17.27	(1.82)	1,828,116	44	0.63	1.13	2.02
12/31/20		15.49	0.04	2.06	2.10	—	—	17.59	13.56	1,937,861	40	0.63	1.13	0.26
12/31/19		12.65	0.15	2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03
12/31/18		14.92	0.19	(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28
12/31/17		11.98	0.15	3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07

Class I
12/31/21		17.91	0.48	(0.76)	(0.28)	—	—	17.63	(1.56)	17,376	44	0.33	0.83	2.61
12/31/20		15.72	0.10	2.09	2.19	—	—	17.91	13.93	14,166	40	0.33	0.83	0.65
12/31/19		12.80	0.22	2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51
12/31/18		15.07	0.41	(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88
12/31/17	(d)	12.08	0.22	3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: December 31, 2021: 0.92%, 1.22%, 0.45%; December 31, 2020: 0.93%, 1.23%, 0.69%; December 31, 2019: 0.93%, 1.25%, 1.01%; December 31, 2018: 0.92%, 1.27%, 0.79%; December 31, 2017: 0.93%, 1.28%, 0.82%. JNL/American Funds Growth-Income Fund - Class I: December 31, 2021: 0.62%, 0.92%, 0.84%; December 31, 2020: 0.63%, 0.93%, 1.15%; December 31, 2019: 0.63%, 0.95%, 1.58%; December 31, 2018: 0.62%, 0.97%, 2.41%; December 31, 2017: 0.69%, 1.04%, 2.13%.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: December 31, 2021: 1.18%, 1.68%, 1.47%; December 31, 2020: 1.18%, 1.68%, (0.29%); December 31, 2019: 1.17%, 1.69%, 0.49%; December 31, 2018: 1.16%, 1.71%, 0.75%; December 31, 2017: 1.16%, 1.71%, 0.54%. JNL/American Funds International Fund - Class I: December 31, 2021: 0.88%, 1.38%, 2.06%; December 31, 2020: 0.88%, 1.38%, 0.10%; December 31, 2019: 0.87%, 1.39%, 0.97%; December 31, 2018: 0.86%, 1.41%, 2.35%; December 31, 2017: 0.93%, 1.48%, 1.03%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds New World Fund(a)(b)(c)
Class A
12/31/21		17.72	0.08	0.71	0.79	—	—	18.51	4.46	1,742,316	43	0.68	1.33	0.42
12/31/20		14.40	(0.06)	3.38	3.32	—	—	17.72	23.06	1,646,066	70	0.68	1.34	(0.43)
12/31/19		11.19	0.07	3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55
12/31/18		13.16	0.06	(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48
12/31/17		10.24	0.08	2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64

Class I
12/31/21		18.01	0.15	0.71	0.86	—	—	18.87	4.78	30,047	43	0.38	1.03	0.80
12/31/20		14.59	(0.02)	3.44	3.42	—	—	18.01	23.44	21,146	70	0.38	1.04	(0.12)
12/31/19		11.31	0.14	3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03
12/31/18		13.28	0.18	(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49
12/31/17	(d)	10.32	0.15	2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22

JNL/American Funds Washington Mutual Investors Fund(a)(b)(e)(f)
Class A
12/31/21		26.40	0.31	6.90	7.21	—	—	33.61	27.31	3,975,111	90	0.64	0.96	1.04
12/31/20		24.35	0.32	1.73	2.05	—	—	26.40	8.42	3,305,413	40	0.59	0.97	1.38
12/31/19		20.13	0.37	3.85	4.22	—	—	24.35	20.96	3,286,576	37	0.59	0.98	1.66
12/31/18		22.12	0.34	(2.33)	(1.99)	—	—	20.13	(9.00)	2,919,769	49	0.58	1.01	1.54
12/31/17		18.97	0.34	2.81	3.15	—	—	22.12	16.61	3,449,917	34	0.59	1.02	1.67

Class I
12/31/21		26.93	0.44	7.02	7.46	—	—	34.39	27.70	39,478	90	0.34	0.66	1.43
12/31/20		24.77	0.46	1.70	2.16	—	—	26.93	8.72	23,182	40	0.29	0.67	1.96
12/31/19		20.41	0.57	3.79	4.36	—	—	24.77	21.36	14,963	37	0.29	0.68	2.53
12/31/18		22.36	0.80	(2.75)	(1.95)	—	—	20.41	(8.72)	6,282	49	0.28	0.71	3.58
12/31/17	(d)	19.13	0.44	2.79	3.23	—	—	22.36	16.88	555	34	0.36	0.79	2.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: December 31, 2021: 1.24%, 1.89%, (0.14%); December 31, 2020: 1.32%, 1.98%, (1.07%); December 31, 2019: 1.40%, 2.12%, (0.21%); December 31, 2018: 1.41%, 2.16%, (0.29%); December 31, 2017: 1.42%, 2.17%, (0.13%). JNL/American Funds New World Fund - Class I: December 31, 2021: 0.94%, 1.59%, 0.24%; December 31, 2020: 1.02%, 1.68%, (0.76%); December 31, 2019: 1.10%, 1.82%, 0.27%; December 31, 2018: 1.11%, 1.86%, 0.72%; December 31, 2017: 1.18%, 1.93%, 0.45%.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Washington Mutual Investors Fund - Class A: December 31, 2021: 0.95%, 1.27%, 0.73%; December 31, 2020: 1.02%, 1.40%, 0.95%; December 31, 2019: 1.01%, 1.40%, 1.24%; December 31, 2018: 0.99%, 1.42%, 1.13%; December 31, 2017: 1.00%, 1.43%, 1.26%. JNL/American Funds Washington Mutual Investors Fund - Class I: December 31, 2021: 0.65%, 0.97%, 1.12% ; December 31, 2020: 0.72%, 1.10%, 1.53%; December 31, 2019: 0.71%, 1.10%, 2.11%; December 31, 2018: 0.69%, 1.12%, 3.17%; December 31, 2017: 0.77%, 1.20%, 1.76%.

(f)	Effective April 26, 2021, JNL/American Funds Blue Chip Income & Growth Fund's name was changed to JNL/American Funds Washington Mutual Investors Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon Bond Index Fund(a)(b)(c)(d)
Class A
12/31/21		12.91	(0.00)	(e)	(0.28)	(0.28)	—	—	12.63	(2.17)	1,294,812	33	(f)	0.51		0.56		(0.03)
12/31/20		12.06	0.20		0.65	0.85	—	—	12.91	7.05	1,158,877	81	(f)	0.56		0.56		1.58
12/31/19		11.43	0.27		0.64	0.91	(0.28)	—	12.06	7.93	942,401	62	(f)	0.56		0.56		2.24
12/31/18		11.75	0.25		(0.32)	(0.07)	(0.25)	—	11.43	(0.57)	850,576	83	(f)	0.57		0.57		2.21
12/31/17		11.63	0.22		0.13	0.35	(0.23)	—	11.75	3.02	892,847	46	(f)	0.57		0.57		1.88

Class I
12/31/21		13.44	0.18		(0.42)	(0.24)	—	—	13.20	(1.79)	25,144	33	(f)	0.25		0.26		1.35
12/31/20		12.53	0.25		0.66	0.91	—	—	13.44	7.26	264,938	81	(f)	0.26		0.26		1.90
12/31/19		11.85	0.32		0.67	0.99	(0.31)	—	12.53	8.37	267,955	62	(f)	0.26		0.26		2.54
12/31/18		12.17	0.30		(0.34)	(0.04)	(0.28)	—	11.85	(0.28)	231,758	83	(f)	0.27		0.27		2.51
12/31/17	(g)	12.03	0.27		0.12	0.39	(0.25)	—	12.17	3.28	307,567	46	(f)	0.28		0.28		2.24

JNL/Mellon Emerging Markets Index Fund(a)(c)(d)(h)
Class A
12/31/21		12.84	(0.01)		(0.44)	(0.45)	—	—	12.39	(3.50)	1,049,682	19		0.62		0.72		(0.09)
12/31/20		11.30	0.14		1.78	1.92	(0.38)	—	12.84	17.10	1,128,963	11		0.74		0.74		1.35
12/31/19		9.79	0.22		1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12		0.73		0.73		2.09
12/31/18		11.78	0.21		(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13		0.74		0.74		1.84
12/31/17		8.73	0.16		2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33		0.72	(i)	0.74	(i)	1.57

Class I
12/31/21		12.92	0.03		(0.44)	(0.41)	—	—	12.51	(3.17)	19,232	19		0.26		0.42		0.23
12/31/20		11.36	0.17		1.81	1.98	(0.42)	—	12.92	17.55	14,781	11		0.40		0.44		1.59
12/31/19		9.85	0.25		1.52	1.77	(0.26)	—	11.36	18.20	8,648	12		0.43		0.43		2.37
12/31/18		11.85	0.29		(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13		0.44		0.44		2.48
12/31/17	(g)	8.76	0.06		3.14	3.20	(0.11)	—	11.85	36.59	39,436	33		0.44	(i)	0.44	(i)	0.54

JNL/Mellon International Index Fund(a)(c)(d)(j)
Class A
12/31/21		14.23	0.02		1.47	1.49	—	—	15.72	10.47	2,590,032	6		0.53		0.61		0.10
12/31/20		13.80	0.23		0.82	1.05	(0.47)	(0.15)	14.23	7.70	1,453,177	3		0.63		0.63		1.78
12/31/19		11.95	0.36		2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4		0.63		0.63		2.69
12/31/18		15.59	0.38		(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2		0.63		0.63		2.57
12/31/17		12.82	0.34		2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10		0.63		0.63		2.39

Class I
12/31/21		14.92	0.31		1.30	1.61	—	—	16.53	10.79	55,074	6		0.30		0.32		1.95
12/31/20		14.44	0.28		0.86	1.14	(0.51)	(0.15)	14.92	8.02	280,274	3		0.33		0.33		2.08
12/31/19		12.48	0.40		2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4		0.33		0.33		2.88
12/31/18		16.21	0.45		(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2		0.33		0.33		2.90
12/31/17	(g)	13.30	0.27		3.10	3.37	(0.46)	—	16.21	25.45	397,977	10		0.34		0.34		1.68

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Bond Index Fund - Class A: December 31, 2021: 0.56%, 0.61%, (0.08%). JNL/Mellon Bond Index Fund - Class I: December 31, 2021: 0.30%, 0.31%, 1.30%.

(c)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(d)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(e)	Amount represents less than $0.005.
(f)	Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was 118%, 121%, 107%, 140% and 105% in 2017, 2018, 2019, 2020 and 2021 respectively.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(h)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Emerging Markets Index Fund - Class A: December 31, 2021: 0.74%, 0.84%, (0.21%). JNL/Mellon Emerging Markets Index Fund - Class I: December 31, 2021: 0.38%, 0.54%, 0.11%.

(i)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(j)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon International Index Fund - Class A: December 31, 2021: 0.61%, 0.69%, 0.02%. JNL/Mellon International Index Fund - Class I: December 31, 2021: 0.38%, 0.40%, 1.87%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 400 MidCap Index Fund(a)(b)(c)(d)
Class A
12/31/21		25.40	(0.05)	6.18	6.13	—	—	31.53	24.13	3,778,288	13	0.49	0.54	(0.18)
12/31/20		22.48	0.21	2.71	2.92	—	—	25.40	12.99	3,147,797	27	0.56	0.56	1.02
12/31/19		17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56	0.56	1.08
12/31/18		21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56	0.56	1.02
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67	2,863,729	20	0.56	0.56	0.93

Class I
12/31/21		26.08	0.16	6.24	6.40	—	—	32.48	24.54	71,747	13	0.23	0.25	0.53
12/31/20		23.01	0.28	2.79	3.07	—	—	26.08	13.34	299,838	27	0.26	0.26	1.32
12/31/19		18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26	0.26	1.39
12/31/18		22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26	0.26	1.31
12/31/17	(e)	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88	286,558	20	0.27	0.27	1.50

JNL/Mellon Small Cap Index Fund(a)(c)(d)(f)
Class A
12/31/21		21.63	(0.04)	5.69	5.65	—	—	27.28	26.12	2,916,059	20	0.49	0.55	(0.17)
12/31/20		19.52	0.15	1.96	2.11	—	—	21.63	10.81	2,384,433	26	0.57	0.57	0.90
12/31/19		15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29	0.57	0.57	0.96
12/31/18		19.71	0.18	(1.70)	(1.52)	(0.18)	(2.04)	15.97	(8.92)	1,948,239	34	0.56	0.56	0.88
12/31/17		18.40	0.17	2.11	2.28	(0.16)	(0.81)	19.71	12.83	2,097,611	22	0.56	0.56	0.91

Class I
12/31/21		22.21	0.15	5.73	5.88	—	—	28.09	26.47	64,789	20	0.23	0.25	0.59
12/31/20		19.98	0.21	2.02	2.23	—	—	22.21	11.16	293,522	26	0.27	0.27	1.20
12/31/19		16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29	0.27	0.27	1.27
12/31/18		20.06	0.24	(1.73)	(1.49)	(0.23)	(2.04)	16.30	(8.66)	210,564	34	0.26	0.26	1.17
12/31/17	(e)	18.70	0.29	2.07	2.36	(0.19)	(0.81)	20.06	13.08	257,901	22	0.27	0.27	1.49

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon S&P 400 MidCap Index Fund - Class A: December 31, 2021: 0.57%, 0.62%, (0.26%). JNL/Mellon S&P 400 MidCap Index Fund - Class I: December 31, 2021: 0.31%, 0.33%, 0.45%.

(c)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(d)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Small Cap Index Fund - Class A: December 31, 2021: 0.57%, 0.63%, (0.25%). JNL/Mellon Small Cap Index Fund - Class I: December 31, 2021: 0.31%, 0.33%, 0.51%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund(a)
Class A
12/31/21		17.06	(0.02)	2.65	2.63	—	—	19.69	15.42	1,811,184	12		0.45	0.45	(0.09)
12/31/20		14.66	0.06	2.34	2.40	—	—	17.06	16.37	1,635,883	18		0.45	0.45	0.42
12/31/19		11.63	0.02	3.01	3.03	—	—	14.66	26.05	1,518,439	17		0.45	0.45	0.12
12/31/18		12.99	0.05	(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40		0.45	0.45	0.41
12/31/17		10.70	0.05	2.24	2.29	—	—	12.99	21.40	1,525,405	172	(b)	0.26	0.26	0.45

Class I
12/31/21		17.23	0.05	2.66	2.71	—	—	19.94	15.73	16,062	12		0.15	0.15	0.24
12/31/20		14.76	0.12	2.35	2.47	—	—	17.23	16.73	11,031	18		0.15	0.15	0.83
12/31/19		11.68	0.07	3.01	3.08	—	—	14.76	26.37	8,400	17		0.15	0.15	0.50
12/31/18		13.00	0.13	(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40		0.15	0.15	1.05
12/31/17	(c)	12.40	(0.01)	0.61	0.60	—	—	13.00	4.84	266	172	(b)	0.15	0.15	(0.15)

JNL Conservative Allocation Fund(a)
Class A
12/31/21		13.88	(0.06)	0.58	0.52	—	—	14.40	3.75	772,404	25		0.47	0.47	(0.40)
12/31/20		12.91	(0.05)	1.02	0.97	—	—	13.88	7.51	795,519	48		0.48	0.48	(0.39)
12/31/19		11.48	0.12	1.31	1.43	—	—	12.91	12.46	461,856	32		0.48	0.49	0.99
12/31/18		11.85	0.16	(0.53)	(0.37)	—	—	11.48	(3.12)	345,579	35		0.50	0.50	1.40
12/31/17		10.98	0.12	0.75	0.87	—	—	11.85	7.92	257,444	167	(d)	0.34	0.34	1.03

Class I
12/31/21		14.01	(0.01)	0.58	0.57	—	—	14.58	4.07	7,338	25		0.17	0.17	(0.10)
12/31/20		12.99	(0.01)	1.03	1.02	—	—	14.01	7.85	6,096	48		0.18	0.18	(0.09)
12/31/19		11.52	0.21	1.26	1.47	—	—	12.99	12.76	3,212	32		0.18	0.19	1.71
12/31/18		11.86	0.31	(0.65)	(0.34)	—	—	11.52	(2.87)	431	35		0.19	0.20	2.65
12/31/17	(c)	11.69	(0.01)	0.18	0.17	—	—	11.86	1.45	7	167	(d)	0.20	0.20	(0.20)

JNL Growth Allocation Fund(a)
Class A
12/31/21		17.59	(0.03)	2.34	2.31	—	—	19.90	13.13	2,690,208	12		0.44	0.44	(0.14)
12/31/20		15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22		0.45	0.45	0.28
12/31/19		12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13		0.44	0.44	0.23
12/31/18		13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(e)	0.24	0.24	0.64

Class I
12/31/21		17.76	0.03	2.37	2.40	—	—	20.16	13.51	18,538	12		0.14	0.14	0.17
12/31/20		15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22		0.15	0.15	0.65
12/31/19		12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13		0.14	0.14	0.57
12/31/18		13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17	(c)	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(e)	0.15	0.15	(0.15)

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Aggressive Growth Allocation Fund: 51%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Conservative Allocation Fund: 47%.

(e)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Growth Allocation Fund: 49%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Allocation Fund(a)
Class A
12/31/21		16.09	(0.05)	1.24	1.19	—	—	17.28	7.40	2,742,062	10		0.44	0.44	(0.28)
12/31/20		14.47	(0.01)	1.63	1.62	—	—	16.09	11.20	2,744,458	27		0.45	0.45	(0.04)
12/31/19		12.51	0.10	1.86	1.96	—	—	14.47	15.67	611,892	22		0.48	0.48	0.74
12/31/18		13.16	0.13	(0.78)	(0.65)	—	—	12.51	(4.94)	492,913	31		0.49	0.50	0.99
12/31/17		11.91	0.12	1.13	1.25	—	—	13.16	10.50	480,115	137	(b)	0.31	0.31	0.95

Class I
12/31/21		16.25	0.00	1.26	1.26	—	—	17.51	7.75	16,802	10		0.14	0.14	0.03
12/31/20		14.56	0.04	1.65	1.69	—	—	16.25	11.61	13,677	27		0.15	0.15	0.27
12/31/19		12.55	0.22	1.79	2.01	—	—	14.56	16.02	5,976	22		0.18	0.18	1.59
12/31/18		13.17	0.25	(0.87)	(0.62)	—	—	12.55	(4.71)	2,621	31		0.19	0.20	1.94
12/31/17	(c)	12.88	(0.01)	0.30	0.29	—	—	13.17	2.25	552	137	(b)	0.25	0.25	(0.25)

JNL Moderate Growth Allocation Fund(a)
Class A
12/31/21		17.25	(0.04)	1.81	1.77	—	—	19.02	10.26	5,043,334	10		0.43	0.43	(0.21)
12/31/20		15.30	0.02	1.93	1.95	—	—	17.25	12.75	5,015,320	30		0.44	0.44	0.16
12/31/19		12.80	0.06	2.44	2.50	—	—	15.30	19.53	2,368,779	17		0.44	0.44	0.45
12/31/18		13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)	2,159,584	29		0.44	0.44	0.79
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(d)	0.26	0.26	0.66

Class I
12/31/21		17.43	0.02	1.82	1.84	—	—	19.27	10.56	11,257	10		0.13	0.13	0.12
12/31/20		15.40	0.07	1.96	2.03	—	—	17.43	13.18	7,961	30		0.14	0.14	0.47
12/31/19		12.85	0.14	2.41	2.55	—	—	15.40	19.84	4,297	17		0.14	0.14	0.97
12/31/18		13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)	1,895	29		0.14	0.14	1.88
12/31/17	(c)	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(d)	—	—	0.00

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Allocation Fund: 48%.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL Moderate Growth Allocation Fund: 44%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Allocation Fund(a)
Class A
12/31/21		22.88	0.17	2.95	3.12	—	—	26.00	13.64	4,149,730	47		0.63	0.63	0.68
12/31/20		19.06	0.17	3.65	3.82	—	—	22.88	20.04	3,498,159	18		0.64	0.64	0.85
12/31/19		15.45	0.24	3.37	3.61	—	—	19.06	23.37	2,808,536	19		0.64	0.64	1.36
12/31/18		16.33	0.20	(1.08)	(0.88)	—	—	15.45	(5.39)	2,277,300	14		0.64	0.64	1.19
12/31/17		13.54	0.12	2.67	2.79	—	—	16.33	20.61	2,090,329	55		0.64	0.64	0.79

Class I
12/31/21		23.12	0.26	2.97	3.23	—	—	26.35	13.97	48,924	47		0.33	0.33	1.05
12/31/20		19.20	0.30	3.62	3.92	—	—	23.12	20.42	31,660	18		0.34	0.34	1.52
12/31/19		15.52	0.31	3.37	3.68	—	—	19.20	23.71	16,654	19		0.34	0.34	1.75
12/31/18		16.35	0.40	(1.23)	(0.83)	—	—	15.52	(5.08)	9,327	14		0.34	0.34	2.44
12/31/17	(b)	15.63	0.22	0.50	0.72	—	—	16.35	4.61	268	55		0.35	0.35	5.07

JNL/American Funds Moderate Growth Allocation Fund(a)
Class A
12/31/21		19.78	0.20	1.77	1.97	—	—	21.75	9.96	3,083,919	66		0.64	0.64	0.95
12/31/20		16.86	0.20	2.72	2.92	—	—	19.78	17.32	2,832,349	20		0.64	0.64	1.14
12/31/19		14.21	0.26	2.39	2.65	—	—	16.86	18.65	2,441,777	22		0.64	0.64	1.69
12/31/18		14.89	0.23	(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25		0.64	0.64	1.55
12/31/17		12.87	0.12	1.90	2.02	—	—	14.89	15.70	2,218,378	57		0.64	0.64	0.85

Class I
12/31/21		19.98	0.28	1.77	2.05	—	—	22.03	10.26	26,606	66		0.34	0.34	1.32
12/31/20		16.98	0.19	2.81	3.00	—	—	19.98	17.67	20,462	20		0.34	0.34	1.07
12/31/19		14.27	0.36	2.35	2.71	—	—	16.98	18.99	15,462	22		0.34	0.34	2.24
12/31/18		14.91	0.39	(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25		0.34	0.34	2.57
12/31/17	(b)	14.41	0.24	0.26	0.50	—	—	14.91	3.47	568	57		0.35	0.35	6.09

JNL/Goldman Sachs Managed Aggressive Growth Fund(c)
Class A
12/31/21		31.55	(0.12)	5.27	5.15	—	—	36.70	16.32	2,764,501	7		0.44	0.44	(0.33)
12/31/20		26.27	(0.05)	5.33	5.28	—	—	31.55	20.10	2,556,014	15		0.45	0.45	(0.21)
12/31/19		20.72	(0.01)	5.56	5.55	—	—	26.27	26.79	2,323,412	13		0.45	0.45	(0.05)
12/31/18		22.21	0.10	(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11		0.44	0.44	0.43
12/31/17		18.02	0.13	4.06	4.19	—	—	22.21	23.25	2,233,446	112	(d)	0.23	0.23	0.63

Class I
12/31/21		31.86	(0.01)	5.33	5.32	—	—	37.18	16.70	17,774	7		0.14	0.14	(0.02)
12/31/20		26.45	0.02	5.39	5.41	—	—	31.86	20.45	12,732	15		0.15	0.15	0.07
12/31/19		20.80	0.08	5.57	5.65	—	—	26.45	27.16	11,399	13		0.15	0.15	0.32
12/31/18		22.23	0.32	(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11		0.14	0.14	1.41
12/31/17	(b)	20.99	(0.01)	1.25	1.24	—	—	22.23	5.91	55	112	(d)	0.15	0.15	(0.15)

JNL/Goldman Sachs Managed Conservative Fund(c)
Class A
12/31/21		15.84	(0.07)	0.66	0.59	—	—	16.43	3.72	1,153,647	9		0.45	0.45	(0.41)
12/31/20		14.56	(0.02)	1.30	1.28	—	—	15.84	8.79	1,225,287	31		0.46	0.46	(0.12)
12/31/19		13.11	0.11	1.34	1.45	—	—	14.56	11.06	1,206,602	19		0.45	0.45	0.81
12/31/18		13.42	0.19	(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12		0.45	0.45	1.44
12/31/17		12.56	0.16	0.70	0.86	—	—	13.42	6.85	1,481,929	109	(e)	0.23	0.23	1.20

Class I
12/31/21		15.95	(0.02)	0.68	0.66	—	—	16.61	4.14	2,270	9		0.15	0.15	(0.10)
12/31/20		14.62	0.02	1.31	1.33	—	—	15.95	9.10	1,977	31		0.16	0.16	0.17
12/31/19		13.13	0.23	1.26	1.49	—	—	14.62	11.35	2,084	19		0.15	0.15	1.66
12/31/18		13.44	0.53	(0.84)	(0.31)	—	—	13.13	(2.31)	565	12		0.15	0.15	4.00
12/31/17	(b)	13.26	0.00	0.18	0.18	—	—	13.44	1.36	1	109	(e)	—	—	0.00

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(d)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Aggressive Growth Fund: 18%.

(e)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Conservative Fund: 12%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Growth Fund(a)
Class A
12/31/21		26.20	(0.10)		3.89	3.79	—	—	29.99	14.47	5,774,474	8		0.43	0.43	(0.34)
12/31/20		22.07	(0.06)		4.19	4.13	—	—	26.20	18.71	5,669,291	18		0.43	0.43	(0.27)
12/31/19		17.74	(0.01)		4.34	4.33	—	—	22.07	24.41	5,466,360	15		0.43	0.43	(0.07)
12/31/18		18.86	0.12		(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13		0.43	0.43	0.62
12/31/17		15.58	0.11		3.17	3.28	—	—	18.86	21.05	5,682,182	111	(b)	0.22	0.22	0.64

Class I
12/31/21		26.45	(0.00)	(c)	3.92	3.92	—	—	30.37	14.82	23,033	8		0.13	0.13	(0.01)
12/31/20		22.22	0.01		4.22	4.23	—	—	26.45	19.04	14,635	18		0.13	0.13	0.05
12/31/19		17.81	0.05		4.36	4.41	—	—	22.22	24.76	8,149	15		0.13	0.13	0.24
12/31/18		18.87	0.32		(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13		0.13	0.13	1.66
12/31/17	(d)	17.91	(0.01)		0.97	0.96	—	—	18.87	5.36	245	111	(b)	0.14	0.14	(0.14)

JNL/Goldman Sachs Managed Moderate Fund(a)
Class A
12/31/21		19.23	(0.07)		1.37	1.30	—	—	20.53	6.76	2,736,669	9		0.44	0.44	(0.36)
12/31/20		17.11	(0.04)		2.16	2.12	—	—	19.23	12.39	2,869,173	24		0.44	0.44	(0.22)
12/31/19		14.90	0.11		2.10	2.21	—	—	17.11	14.83	2,909,925	16		0.44	0.44	0.71
12/31/18		15.43	0.18		(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9		0.44	0.44	1.15
12/31/17		13.88	0.14		1.41	1.55	—	—	15.43	11.17	3,315,407	108	(e)	0.22	0.22	0.96

Class I
12/31/21		19.42	(0.01)		1.38	1.37	—	—	20.79	7.05	4,091	9		0.14	0.14	(0.07)
12/31/20		17.23	0.01		2.18	2.19	—	—	19.42	12.71	4,289	24		0.14	0.14	0.08
12/31/19		14.95	0.18		2.10	2.28	—	—	17.23	15.25	3,286	16		0.14	0.14	1.09
12/31/18		15.44	0.27		(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9		0.14	0.14	1.77
12/31/17	(d)	15.06	(0.01)		0.39	0.38	—	—	15.44	2.52	113	108	(e)	0.14	0.14	(0.14)

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Growth Fund: 15%.

(c)	Amount represents less than $0.005.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Fund: 12%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Moderate Growth Fund(a)
Class A
12/31/21		22.96	(0.09)		2.58	2.49	—	—	25.45	10.84	5,651,746	7		0.43		0.43		(0.35)
12/31/20		19.87	(0.06)		3.15	3.09	—	—	22.96	15.55	5,790,692	20		0.43		0.43		(0.30)
12/31/19		16.68	0.09		3.10	3.19	—	—	19.87	19.12	5,740,456	16		0.43		0.43		0.47
12/31/18		17.54	0.15		(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10		0.43		0.43		0.86
12/31/17		15.12	0.13		2.29	2.42	—	—	17.54	16.01	6,379,304	108	(b)	0.22		0.22		0.78

Class I
12/31/21		23.19	(0.01)		2.60	2.59	—	—	25.78	11.17	9,286	7		0.13		0.13		(0.03)
12/31/20		20.01	(0.00)	(c)	3.18	3.18	—	—	23.19	15.89	5,618	20		0.13		0.13		(0.01)
12/31/19		16.74	0.12		3.15	3.27	—	—	20.01	19.53	5,836	16		0.13		0.13		0.66
12/31/18		17.56	0.35		(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10		0.13		0.13		1.95
12/31/17	(d)	16.90	(0.01)		0.67	0.66	—	—	17.56	3.91	846	108	(b)	0.14		0.14		(0.14)

JNL iShares Tactical Growth Fund(e)(f)
Class A
12/31/21		15.59	0.22		2.12	2.34	(0.17)	(0.39)	17.37	15.04	344,505	27		0.65		0.65		1.30
12/31/20		14.95	0.19		1.61	1.80	(0.28)	(0.88)	15.59	12.28	288,430	54		0.66		0.66		1.33
12/31/19		12.73	0.29		2.44	2.73	(0.24)	(0.27)	14.95	21.65	255,443	44		0.65		0.65		2.05
12/31/18		14.38	0.25		(1.55)	(1.30)	(0.19)	(0.16)	12.73	(9.12)	203,626	43		0.65		0.65		1.77
12/31/17		12.20	0.20		2.15	2.35	(0.17)	—	14.38	19.35	221,557	29		0.67	(g)	0.99	(g)	1.53

Class I
12/31/21		15.64	0.28		2.12	2.40	(0.20)	(0.39)	17.45	15.43	7,350	27		0.35		0.35		1.63
12/31/20		14.99	0.25		1.60	1.85	(0.32)	(0.88)	15.64	12.60	5,178	54		0.36		0.36		1.74
12/31/19		12.76	0.34		2.44	2.78	(0.28)	(0.27)	14.99	22.02	3,226	44		0.35		0.35		2.36
12/31/18		14.40	0.40		(1.66)	(1.26)	(0.22)	(0.16)	12.76	(8.85)	2,346	43		0.35		0.35		2.80
12/31/17	(d)	13.57	0.11		0.72	0.83	—	—	14.40	6.12	27	29		0.35		0.35		2.94

JNL iShares Tactical Moderate Fund(e)(f)
Class A
12/31/21		13.00	0.20		0.79	0.99	(0.16)	(0.22)	13.61	7.64	214,552	34		0.65		0.65		1.47
12/31/20		12.59	0.20		0.89	1.09	(0.24)	(0.44)	13.00	8.68	187,572	58		0.65		0.65		1.57
12/31/19		11.37	0.28		1.34	1.62	(0.25)	(0.15)	12.59	14.38	153,063	55		0.65		0.65		2.27
12/31/18		12.29	0.26		(0.91)	(0.65)	(0.20)	(0.07)	11.37	(5.35)	127,965	54		0.65		0.65		2.16
12/31/17		11.19	0.21		1.07	1.28	(0.18)	—	12.29	11.45	133,569	37		0.67	(g)	0.99	(g)	1.75

Class I
12/31/21		13.06	0.25		0.80	1.05	(0.20)	(0.22)	13.69	8.01	8,027	34		0.35		0.35		1.84
12/31/20		12.64	0.24		0.89	1.13	(0.27)	(0.44)	13.06	8.98	4,953	58		0.35		0.35		1.91
12/31/19		11.41	0.32		1.35	1.67	(0.29)	(0.15)	12.64	14.74	1,911	55		0.35		0.35		2.62
12/31/18		12.32	0.42		(1.04)	(0.62)	(0.22)	(0.07)	11.41	(5.05)	1,111	54		0.35		0.35		3.46
12/31/17	(d)	11.89	0.11		0.32	0.43	—	—	12.32	3.62	1	37		—		—		3.42

(a)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(b)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs Managed Moderate Growth Fund: 11%.

(c)	Amount represents less than $0.005.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(f)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(g)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL iShares Tactical Moderate Growth Fund(a)(b)
Class A
12/31/21		14.39	0.20	1.43	1.63	(0.18)	(0.30)	15.54	11.32	361,487	24	0.65		0.65	1.29
12/31/20		13.91	0.19	1.34	1.53	(0.29)	(0.76)	14.39	11.15	312,116	51	0.65		0.65	1.41
12/31/19		12.18	0.29	1.89	2.18	(0.26)	(0.19)	13.91	18.06	295,665	44	0.65		0.65	2.14
12/31/18		13.58	0.26	(1.23)	(0.97)	(0.22)	(0.21)	12.18	(7.28)	254,058	45	0.65		0.65	1.93
12/31/17		11.90	0.21	1.65	1.86	(0.18)	—	13.58	15.72	289,246	37	0.67	(c)	1.00 (c)	1.64

Class I
12/31/21		14.43	0.25	1.42	1.67	(0.21)	(0.30)	15.59	11.63	8,968	24	0.35		0.35	1.62
12/31/20		13.95	0.25	1.32	1.57	(0.33)	(0.76)	14.43	11.42	6,655	51	0.35		0.35	1.79
12/31/19		12.21	0.34	1.89	2.23	(0.30)	(0.19)	13.95	18.45	3,364	44	0.35		0.35	2.52
12/31/18		13.59	0.43	(1.35)	(0.92)	(0.25)	(0.21)	12.21	(6.91)	2,282	45	0.35		0.35	3.22
12/31/17	(d)	12.97	0.06	0.56	0.62	—	—	13.59	4.78	78	37	0.38		0.38	1.52

JNL/Vanguard Growth ETF Allocation Fund(e)
Class A
12/31/21		13.49	0.24	1.69	1.93	—	—	15.42	14.31	2,391,290	5	0.64		0.64	1.60
12/31/20		11.87	0.17	1.45	1.62	—	—	13.49	13.65	624,944	20	0.64		0.65	1.47
12/31/19		9.66	0.24	1.97	2.21	—	—	11.87	22.88	415,157	12	0.61		0.65	2.20
12/31/18		10.49	0.23	(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61		0.65	2.20
12/31/17	(f)	10.00	0.11	0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65	3.88

Class I
12/31/21		13.68	0.29	1.74	2.03	—	—	15.71	14.84	61,141	5	0.22		0.34	1.94
12/31/20		11.99	0.22	1.47	1.69	—	—	13.68	14.10	31,056	20	0.22		0.35	1.90
12/31/19		9.72	0.30	1.97	2.27	—	—	11.99	23.35	21,052	12	0.19		0.35	2.70
12/31/18		10.51	0.30	(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19		0.35	2.83
12/31/17	(f)	10.00	0.13	0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35	4.76

JNL/Vanguard Moderate ETF Allocation Fund(g)
Class A
12/31/21		12.39	0.18	0.61	0.79	—	—	13.18	6.38	577,561	20	0.65		0.65	1.43
12/31/20		11.30	0.18	0.91	1.09	—	—	12.39	9.65	476,960	28	0.64		0.66	1.61
12/31/19		9.76	0.27	1.27	1.54	—	—	11.30	15.78	322,337	20	0.60		0.65	2.49
12/31/18		10.23	0.25	(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17	0.60		0.65	2.45
12/31/17	(f)	10.00	0.11	0.12	0.23	—	—	10.23	2.30	33,118	6	0.60		0.65	3.99

Class I
12/31/21		12.56	0.25	0.62	0.87	—	—	13.43	6.93	19,256	20	0.22		0.35	1.88
12/31/20		11.41	0.23	0.92	1.15	—	—	12.56	10.08	15,164	28	0.21		0.36	2.01
12/31/19		9.82	0.31	1.28	1.59	—	—	11.41	16.19	11,714	20	0.18		0.35	2.89
12/31/18		10.24	0.31	(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17	0.18		0.35	3.09
12/31/17	(f)	10.00	0.16	0.08	0.24	—	—	10.24	2.40	136	6	0.18		0.35	5.77

JNL/Vanguard Moderate Growth ETF Allocation Fund(h)
Class A
12/31/21		12.93	0.21	1.13	1.34	—	—	14.27	10.36	991,724	7	0.65		0.65	1.49
12/31/20		11.58	0.18	1.17	1.35	—	—	12.93	11.66	607,550	24	0.64		0.66	1.55
12/31/19		9.70	0.25	1.63	1.88	—	—	11.58	19.38	390,437	16	0.60		0.65	2.31
12/31/18		10.37	0.24	(0.91)	(0.67)	—	—	9.70	(6.46)	215,737	9	0.60		0.65	2.34
12/31/17	(f)	10.00	0.10	0.27	0.37	—	—	10.37	3.70	48,947	4	0.60		0.65	3.77

Class I
12/31/21		13.11	0.27	1.16	1.43	—	—	14.54	10.91	42,431	7	0.23		0.35	1.93
12/31/20		11.70	0.23	1.18	1.41	—	—	13.11	12.05	22,248	24	0.22		0.36	1.96
12/31/19		9.75	0.30	1.65	1.95	—	—	11.70	20.00	15,000	16	0.18		0.35	2.73
12/31/18		10.38	0.31	(0.94)	(0.63)	—	—	9.75	(6.07)	8,475	9	0.18		0.35	2.98
12/31/17	(f)	10.00	0.10	0.28	0.38	—	—	10.38	3.80	341	4	0.18		0.35	3.68

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(f)	The Fund commenced operations on September 25, 2017.
(g)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(h)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Bond Index Fund(a)

Class I
12/31/21	(b)	10.00	0.07	0.00	0.07	—	—	10.07	0.70	1,321,262	41	(c)	0.08		0.21		0.99

JNL Emerging Markets Index Fund(a)

Class I
12/31/21	(b)	10.00	0.16	(0.96)	(0.80)	—	—	9.20	(8.00)	1,069,080	20		0.17		0.23		2.40

JNL International Index Fund(a)

Class I
12/31/21	(b)	10.00	0.16	0.13	0.29	—	—	10.29	2.90	2,647,040	5		0.11		0.22		2.26

JNL Mid Cap Index Fund(a)

Class I
12/31/21	(b)	10.00	0.09	0.35	0.44	—	—	10.44	4.40	3,851,884	12		0.11		0.23		1.26

JNL Small Cap Index Fund(a)

Class I
12/31/21	(b)	10.00	0.08	0.39	0.47	—	—	10.47	4.70	2,982,389	17		0.11		0.23		1.22

JNL Multi-Manager Alternative Fund(d)
Class A
12/31/21		11.50	0.07	0.25	0.32	—	—	11.82	2.78	248,560	127		2.01	(e)	2.01	(e)	0.59
12/31/20		10.69	0.18	0.63	0.81	—	—	11.50	7.58	199,535	157		2.14	(e)	2.15	(e)	1.71
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08	16,769	147		2.05	(e)	2.05	(e)	1.22
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)	14,981	181	(f)	1.98	(e)	1.98	(e)	0.61
12/31/17		9.63	0.01	0.60	0.61	(0.05)	—	10.19	6.39	13,079	240	(f)	2.05	(e)(g)	2.21	(e)(g)	0.14

Class I
12/31/21		11.60	0.11	0.25	0.36	—	—	11.96	3.10	1,113,115	127		1.71	(e)	1.71	(e)	0.90
12/31/20		10.75	0.20	0.65	0.85	—	—	11.60	7.91	897,039	157		1.78	(e)	1.79	(e)	1.84
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47	1,203,696	147		1.75	(e)	1.75	(e)	1.53
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)	1,064,593	181	(f)	1.68	(e)	1.68	(e)	0.91
12/31/17	(h)	10.09	0.02	0.09	0.11	—	—	10.20	1.09	1,026,572	240	(f)	1.64	(e)(g)	1.64	(e)(g)	0.59

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund. See Note 1 in the Notes to Financial Statements for additional information.

(b)	The Fund commenced operations on April 26, 2021.
(c)	Portfolio turnover including dollar roll transactions for JNL Bond Index Fund was 129% in 2021.
(d)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(e)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: December 31, 2021: 1.68%; December 31, 2020: 1.71% (Net: 1.70%); December 31, 2019: 1.69%; December 31, 2018: 1.70%; December 31, 2017: 1.86% (Net: 1.70%). Class I: December 31, 2021: 1.38%; December 31, 2020: 1.41% (Net: 1.40%); December 31, 2019: 1.39%; December 31, 2018: 1.40%; December 31, 2017: 1.45%. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

(f)	Portfolio turnover including dollar roll transactions for JNL Multi-Manager Alternative Fund was 240% and 181% in 2017 and 2018 respectively.
(g)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(h)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Multi-Manager Emerging Markets Equity Fund(a)
Class A
12/31/21		11.42	0.08	(0.07)	0.01	(0.15)	—	11.28	0.08	909,805	54	1.22		1.22		0.64
12/31/20		10.61	0.08	0.86	0.94	(0.13)	—	11.42	8.90	993,910	103	1.23		1.23		0.82
12/31/19		9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85	427,546	25	1.22		1.22		2.40
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)	370,350	14	1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60	479,920	13	1.21	(b)	1.22	(b)	1.66

Class I
12/31/21		11.46	0.11	(0.06)	0.05	(0.18)	—	11.33	0.40	697,136	54	0.92		0.92		0.95
12/31/20		10.63	0.11	0.86	0.97	(0.14)	—	11.46	9.21	709,999	103	0.93		0.93		1.15
12/31/19		9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17	354,158	25	0.92		0.92		2.70
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)	366,300	14	0.93		0.93		2.26
12/31/17	(c)	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94	535,865	13	0.94	(b)	0.94	(b)	0.50

JNL Multi-Manager International Small Cap Fund
Class A
12/31/21		13.76	0.13	2.01	2.14	(0.05)	(0.11)	15.74	15.62	560,879	93	1.23		1.23		0.83
12/31/20		10.59	0.07	3.32	3.39	(0.22)	—	13.76	32.18	4,173	87	1.21		1.21		0.68
12/31/19		8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72	6,196	74	1.21		1.21		0.85
12/31/18	(d)	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)	462	24	1.22		1.22		0.64

Class I
12/31/21		13.84	0.17	2.03	2.20	(0.05)	(0.11)	15.88	15.96	332,027	93	0.91		0.91		1.10
12/31/20		10.63	0.10	3.36	3.46	(0.25)	—	13.84	32.68	314,548	87	0.91		0.91		0.92
12/31/19		8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06	280,665	74	0.91		0.91		1.52
12/31/18	(d)	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)	251,462	24	0.92		0.92		0.97

JNL Multi-Manager Mid Cap Fund(a)
Class A
12/31/21		16.25	0.05	3.89	3.94	—	—	20.19	24.25	476,106	40	1.08		1.08		0.26
12/31/20		14.19	0.04	2.02	2.06	—	—	16.25	14.52	274,671	62	1.08		1.08		0.28
12/31/19		11.02	0.05	3.12	3.17	—	—	14.19	28.77	205,717	35	1.09		1.09		0.37
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)	108,870	39	1.09		1.09		0.27
12/31/17		10.67	0.03	1.68	1.71	(0.01)	(0.03)	12.34	16.04	60,188	38	1.08		1.08		0.27

Class I
12/31/21		16.37	0.10	3.92	4.02	—	—	20.39	24.56	1,376,087	40	0.78		0.78		0.54
12/31/20		14.24	0.08	2.05	2.13	—	—	16.37	14.96	1,052,770	62	0.78		0.78		0.58
12/31/19		11.03	0.09	3.12	3.21	—	—	14.24	29.10	988,423	35	0.79		0.79		0.66
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)	795,203	39	0.79		0.79		0.53
12/31/17	(e)	11.62	0.02	0.72	0.74	—	—	12.36	6.37	905,025	38	0.82		0.82		0.47

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	The Fund commenced operations on August 13, 2018.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Small Cap Growth Fund(a)
Class A
12/31/21		46.90	(0.34)	1.71	1.37	—	—	48.27	2.92	2,838,668	72	0.96	0.96	(0.69)
12/31/20		32.03	(0.22)	15.09	14.87	—	—	46.90	46.43	2,737,581	68	0.97	0.97	(0.63)
12/31/19		23.57	(0.12)	8.58	8.46	—	—	32.03	35.89	2,003,267	78	0.97	0.97	(0.42)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)	1,411,021	92	0.97	0.97	(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—	—	25.88	27.24	1,276,476	99	0.97	0.97	(0.38)

Class I
12/31/21		49.67	(0.20)	1.80	1.60	—	—	51.27	3.22	473,249	72	0.66	0.66	(0.39)
12/31/20		33.82	(0.12)	15.97	15.85	—	—	49.67	46.87	471,529	68	0.67	0.67	(0.33)
12/31/19		24.81	(0.04)	9.05	9.01	—	—	33.82	36.32	405,350	78	0.67	0.67	(0.12)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)	412,281	92	0.67	0.67	(0.07)
12/31/17	(b)	21.23	(0.04)	5.88	5.84	—	—	27.07	27.51	430,734	99	0.70	0.70	(0.15)

JNL Multi-Manager Small Cap Value Fund(a)
Class A
12/31/21		15.05	0.02	3.44	3.46	—	—	18.51	22.99	1,381,521	40	1.07	1.07	0.12
12/31/20		14.23	0.02	0.80	0.82	—	—	15.05	5.76	742,968	48	1.08	1.08	0.16
12/31/19		11.36	0.07	2.80	2.87	—	—	14.23	25.26	721,750	84	1.08	1.08	0.52
12/31/18		15.33	0.07	(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)	585,098	74	1.07	1.07	0.46
12/31/17		14.56	0.06	1.50	1.56	(0.09)	(0.70)	15.33	11.06	695,070	79	1.07	1.07	0.38

Class I
12/31/21		15.16	0.07	3.47	3.54	—	—	18.70	23.35	614,326	40	0.77	0.77	0.41
12/31/20		14.29	0.06	0.81	0.87	—	—	15.16	6.09	412,602	48	0.78	0.78	0.45
12/31/19		11.37	0.11	2.81	2.92	—	—	14.29	25.68	388,719	84	0.78	0.78	0.82
12/31/18		15.35	0.12	(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)	495,228	74	0.77	0.77	0.78
12/31/17	(b)	14.58	0.16	1.43	1.59	(0.12)	(0.70)	15.35	11.26	535,602	79	0.81	0.81	1.04

JNL S&P 500 Index Fund

Class I
12/31/21		15.88	0.24	4.29	4.53	—	—	20.41	28.53	304,384	7	0.09	0.32	1.29
12/31/20		13.44	0.23	2.21	2.44	—	—	15.88	18.15	179,890	19	0.11	0.33	1.69
12/31/19		10.24	0.23	2.97	3.20	—	—	13.44	31.25	85,170	35	0.15	0.32	1.87
12/31/18		10.74	0.21	(0.71)	(0.50)	—	—	10.24	(4.66)	28,636	98	0.17	0.32	1.85
12/31/17	(c)	10.00	0.05	0.69	0.74	—	—	10.74	7.40	6,100	7	0.20	0.33	1.75

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/AQR Large Cap Defensive Style Fund
Class A
12/31/21		11.96	0.08		2.55	2.63	—	—	14.59	21.99	411,317	24	0.86	0.86	0.61
12/31/20		10.70	0.11		1.15	1.26	—	—	11.96	11.78	57,133	55	0.86	0.86	0.99
12/31/19	(a)	10.00	0.07		0.63	0.70	—	—	10.70	7.00	37,276	82	0.86	0.86	1.33

Class I
12/31/21		12.01	0.13		2.56	2.69	—	—	14.70	22.40	5,580	24	0.56	0.56	0.94
12/31/20		10.71	0.14		1.16	1.30	—	—	12.01	12.14	1,672	55	0.56	0.56	1.27
12/31/19	(a)	10.00	0.08		0.63	0.71	—	—	10.71	7.10	570	82	0.56	0.56	1.52

JNL/Baillie Gifford International Growth Fund(b)(c)(d)
Class A
12/31/21		18.36	(0.05)		(1.23)	(1.28)	—	—	17.08	(6.97)	1,182,005	49	0.85	1.01	(0.25)
12/31/20		11.72	0.07		6.57	6.64	—	—	18.36	56.66	1,266,830	22	0.59	1.08	0.50
12/31/19		8.98	0.08		2.66	2.74	—	—	11.72	30.51	644,058	14	0.58	1.09	0.77
12/31/18		10.34	(0.00)	(e)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16	0.58	1.13	(0.05)
12/31/17	(f)	10.00	(0.02)		0.36	0.34	—	—	10.34	3.40	78,429	16	0.58	1.13	(0.58)

Class I
12/31/21		18.53	0.00		(1.24)	(1.24)	—	—	17.29	(6.69)	31,149	49	0.56	0.71	0.02
12/31/20		11.79	0.10		6.64	6.74	—	—	18.53	57.17	30,461	22	0.29	0.78	0.71
12/31/19		9.01	0.10		2.68	2.78	—	—	11.79	30.85	11,488	14	0.28	0.79	0.96
12/31/18		10.34	(0.00)	(e)	(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16	0.28	0.83	(0.01)
12/31/17	(f)	10.00	(0.01)		0.35	0.34	—	—	10.34	3.40	209	16	0.28	0.83	(0.28)

JNL/Baillie Gifford U.S. Equity Growth Fund
Class A
12/31/21	(g)	10.00	(0.05)		(1.07)	(1.12)	—	—	8.88	(11.20)	3,040	15	0.95	0.95	(0.75)

Class I
12/31/21	(g)	10.00	(0.03)		(1.07)	(1.10)	—	—	8.90	(11.00)	137,944	15	0.65	0.65	(0.44)

(a)	The Fund commenced operations on June 24, 2019.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Baillie Gifford International Growth Fund - Class A: December 31, 2021: 0.97%, 1.13%, (0.37%); December 31, 2020: 0.97%, 1.46%, 0.12%; December 31, 2019: 0.96%, 1.47%, 0.39%; December 31, 2018: 0.95%, 1.50%, (0.42%); December 31, 2017: 0.97%, 1.52%, (0.97%). JNL/Baillie Gifford International Growth Fund - Class I:December 31, 2021: 0.67%, 0.83%, (0.10%); December 31, 2020: 0.67%, 1.16%, 0.33%; December 31, 2019: 0.66%, 1.17%, 0.58%; December 31, 2018: 0.65%, 1.20%, (0.38%); December 31, 2017: 0.67%, 1.22%, (0.67%).

(c)	Effective April 26, 2021, the Fund became a Sub-Advised Fund. Prior to April 26, 2021 the Fund was a feeder fund.
(d)	Effective April 26, 2021, JNL/Vanguard International Fund name was changed to JNL/Baillie Gifford International Growth Fund.
(e)	Amount represents less than $0.005.
(f)	The Fund commenced operations on September 25, 2017.
(g)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/BlackRock Advantage International Fund
Class A
12/31/21		11.21	0.19	1.26	1.45	(0.08)	(0.17)	12.41	12.98	37,139	149	1.00		1.00		1.55
12/31/20		10.52	0.11	0.61	0.72	(0.03)	—	11.21	6.82	13,921	173	1.00		1.00		1.15
12/31/19	(a)	10.00	0.05	0.54	0.59	(0.07)	—	10.52	5.85	3,303	86	1.01		1.01		0.96

Class I
12/31/21		11.24	0.24	1.25	1.49	(0.08)	(0.17)	12.48	13.30	27,804	149	0.70		0.70		1.93
12/31/20		10.53	0.15	0.61	0.76	(0.05)	—	11.24	7.19	23,649	173	0.70		0.70		1.57
12/31/19	(a)	10.00	0.08	0.52	0.60	(0.07)	—	10.53	6.02	21,653	86	0.71		0.71		1.47

JNL/BlackRock Global Allocation Fund(b)
Class A
12/31/21		15.89	0.12	1.04	1.16	—	—	17.05	7.30	3,684,164	137	1.03	(c)	1.03	(c)	0.69
12/31/20		13.36	0.08	2.45	2.53	—	—	15.89	18.94	3,721,428	169	1.03	(c)	1.04	(c)	0.60
12/31/19		11.35	0.15	1.86	2.01	—	—	13.36	17.71	3,586,552	203	1.06	(c)	1.06	(c)	1.24
12/31/18	(d)	12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)	3,460,330	144	1.07	(c)	1.07	(c)	1.22
12/31/17	(d)	11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83	4,035,435	119	1.09	(c)	1.09	(c)	1.00

Class I
12/31/21		16.12	0.17	1.06	1.23	—	—	17.35	7.63	349,665	137	0.73	(c)	0.73	(c)	0.99
12/31/20		13.52	0.14	2.46	2.60	—	—	16.12	19.23	374,455	169	0.73	(c)	0.74	(c)	0.90
12/31/19		11.45	0.19	1.88	2.07	—	—	13.52	18.08	15,213	203	0.76	(c)	0.76	(c)	1.53
12/31/18	(d)	12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)	9,970	144	0.77	(c)	0.77	(c)	1.59
12/31/17	(d)(e)	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13	557	119	0.86	(c)	0.86	(c)	1.23

JNL/BlackRock Global Natural Resources Fund(b)
Class A
12/31/21		8.50	0.33	2.27	2.60	—	—	11.10	30.59	852,549	68	0.99		0.99		3.22
12/31/20		8.15	0.19	0.16	0.35	—	—	8.50	4.29	682,096	87	1.01		1.01		2.63
12/31/19		7.10	0.20	0.85	1.05	—	—	8.15	14.79	641,921	71	1.00		1.00		2.56
12/31/18		8.77	0.19	(1.69)	(1.50)	(0.17)	—	7.10	(17.27)	628,346	64	0.99		0.99		2.30
12/31/17		9.12	0.09	(0.36)	(0.27)	(0.08)	—	8.77	(2.90)	864,694	104	0.99		0.99		1.04

Class I
12/31/21		8.62	0.36	2.30	2.66	—	—	11.28	30.86	9,884	68	0.69		0.69		3.50
12/31/20		8.24	0.20	0.18	0.38	—	—	8.62	4.61	3,111	87	0.71		0.71		2.77
12/31/19		7.16	0.21	0.87	1.08	—	—	8.24	15.08	3,750	71	0.70		0.70		2.70
12/31/18		8.85	0.23	(1.73)	(1.50)	(0.19)	—	7.16	(17.11)	1,185	64	0.69		0.69		2.69
12/31/17	(e)	9.20	0.11	(0.37)	(0.26)	(0.09)	—	8.85	(2.67)	2,041	104	0.74		0.74		1.34

JNL/BlackRock Large Cap Select Growth Fund(b)
Class A
12/31/21		62.25	(0.28)	13.01	12.73	—	—	74.98	20.45	4,483,180	40	0.86		0.86		(0.41)
12/31/20		44.97	(0.20)	17.48	17.28	—	—	62.25	38.43	4,251,332	40	0.86		0.86		(0.39)
12/31/19		33.99	(0.11)	11.09	10.98	—	—	44.97	32.30	3,079,670	44	0.87		0.87		(0.26)
12/31/18		36.45	(0.02)	0.83	0.81	—	(3.27)	33.99	1.91	2,337,258	50	0.87		0.87		(0.05)
12/31/17		27.73	(0.02)	9.29	9.27	—	(0.55)	36.45	33.58	2,036,161	49	0.87		0.87		(0.05)

Class I
12/31/21		65.37	(0.08)	13.68	13.60	—	—	78.97	20.80	876,320	40	0.56		0.56		(0.11)
12/31/20		47.08	(0.05)	18.34	18.29	—	—	65.37	38.85	925,425	40	0.56		0.56		(0.09)
12/31/19		35.47	0.02	11.59	11.61	—	—	47.08	32.73	841,339	44	0.57		0.57		0.04
12/31/18		37.80	0.11	0.83	0.94	—	(3.27)	35.47	2.19	784,611	50	0.57		0.57		0.25
12/31/17	(e)	28.67	0.02	9.66	9.68	—	(0.55)	37.80	33.91	1,044,014	49	0.59		0.59		0.05

(a)	The Fund commenced operations on June 24, 2019.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: December 31, 2021: 1.02%; December 31, 2020: 1.04% (Net: 1.03%); December 31, 2019: 0.73%; December 31, 2018: 1.05%; December 31, 2017: 1.07%. Class I: December 31, 2021: 0.72%; December 31, 2020: 0.74% (Net : 0.73%); December 31, 2019: 0.76%; December 31, 2018: 0.75%; December 31, 2017: 0.84%.

(d)	Consolidated Financial Statements.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Causeway International Value Select Fund(a)
Class A
12/31/21		15.45	0.22	1.09	1.31	(0.22)	—	16.54	8.50	533,301	50	0.97	0.97	1.32
12/31/20		15.20	0.17	0.72	0.89	(0.64)	—	15.45	5.89	497,396	61	0.97	0.97	1.27
12/31/19		13.92	0.41	2.15	2.56	(0.45)	(0.83)	15.20	18.97	505,381	30	0.97	0.97	2.77
12/31/18		17.17	0.38	(3.37)	(2.99)	(0.26)	—	13.92	(17.51)	456,772	33	0.97	0.97	2.32
12/31/17		13.50	0.37	3.46	3.83	(0.16)	—	17.17	28.47	544,261	35	0.97	0.97	2.38

Class I
12/31/21		15.90	0.28	1.11	1.39	(0.26)	—	17.03	8.76	899,230	50	0.67	0.67	1.63
12/31/20		15.62	0.22	0.74	0.96	(0.68)	—	15.90	6.23	793,682	61	0.67	0.67	1.64
12/31/19		14.28	0.47	2.20	2.67	(0.50)	(0.83)	15.62	19.30	1,006,459	30	0.67	0.67	3.05
12/31/18		17.63	0.44	(3.46)	(3.02)	(0.33)	—	14.28	(17.26)	1,016,182	33	0.67	0.67	2.65
12/31/17	(b)	13.83	0.23	3.75	3.98	(0.18)	—	17.63	28.84	1,312,240	35	0.69	0.69	1.37

JNL/ClearBridge Large Cap Growth Fund
Class A
12/31/21		18.61	(0.07)	4.01	3.94	—	—	22.55	21.17	585,047	17	0.94	0.94	(0.35)
12/31/20		14.26	(0.02)	4.37	4.35	—	—	18.61	30.50	473,024	23	0.94	0.94	(0.11)
12/31/19		10.83	0.02	3.41	3.43	—	—	14.26	31.67	315,902	19	0.95	0.95	0.13
12/31/18		10.84	0.02	(0.03)	(0.01)	—	—	10.83	(0.09)	118,866	15	0.95	0.95	0.20
12/31/17	(c)	10.00	0.00	0.84	0.84	—	—	10.84	8.40	22,625	6	0.96	0.96	0.12

Class I
12/31/21		18.78	(0.01)	4.06	4.05	—	—	22.83	21.57	952,252	17	0.64	0.64	(0.05)
12/31/20		14.34	0.03	4.41	4.44	—	—	18.78	30.96	982,103	23	0.64	0.64	0.20
12/31/19		10.87	0.05	3.42	3.47	—	—	14.34	31.92	895,769	19	0.65	0.65	0.41
12/31/18		10.85	0.05	(0.03)	0.02	—	—	10.87	0.18	450,974	15	0.65	0.65	0.45
12/31/17	(c)	10.00	0.01	0.84	0.85	—	—	10.85	8.50	437,763	6	0.66	0.66	0.44

JNL/DFA International Core Equity Fund
Class A
12/31/21		11.50	0.19	1.10	1.29	(0.18)	(0.08)	12.53	11.33	120,033	125	0.91	0.91	1.52
12/31/20		10.82	0.14	0.61	0.75	(0.06)	(0.01)	11.50	6.96	35,467	14	0.91	0.92	1.41
12/31/19	(d)	10.00	0.05	0.77	0.82	—	—	10.82	8.20	9,460	5	0.97	0.97	0.96

Class I
12/31/21		11.56	0.29	1.04	1.33	(0.25)	(0.08)	12.56	11.63	6,821	125	0.56	0.61	2.37
12/31/20		10.84	0.18	0.62	0.80	(0.07)	(0.01)	11.56	7.35	75,586	14	0.56	0.62	1.83
12/31/19	(d)	10.00	0.07	0.77	0.84	—	—	10.84	8.40	63,773	5	0.65	0.67	1.38

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	The Fund commenced operations on September 25, 2017.
(d)	The Fund commenced operations on June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/DFA U.S. Core Equity Fund(a)
Class A
12/31/21		18.49	0.14	4.83	4.97	—	—	23.46	26.88	1,454,789	9	0.80		0.80		0.64
12/31/20		15.96	0.15	2.38	2.53	—	—	18.49	15.85	1,219,723	6	0.80		0.80		1.01
12/31/19		12.32	0.15	3.49	3.64	—	—	15.96	29.55	1,239,672	9	0.80		0.80		1.06
12/31/18		13.72	0.15	(1.19)	(1.04)	(0.13)	(0.23)	12.32	(7.75)	968,172	6	0.80		0.80		1.07
12/31/17		11.73	0.12	2.22	2.34	(0.11)	(0.24)	13.72	20.23	1,122,274	7	0.80	(b)	0.85	(b)	0.98

Class I
12/31/21		19.76	0.23	5.17	5.40	—	—	25.16	27.33	111,159	9	0.45		0.50		0.99
12/31/20		16.99	0.22	2.55	2.77	—	—	19.76	16.30	67,956	6	0.45		0.50		1.36
12/31/19		13.07	0.22	3.70	3.92	—	—	16.99	29.99	65,497	9	0.45		0.50		1.41
12/31/18		14.52	0.21	(1.26)	(1.05)	(0.17)	(0.23)	13.07	(7.46)	56,150	6	0.45		0.50		1.42
12/31/17	(c)	12.38	0.18	2.33	2.51	(0.13)	(0.24)	14.52	20.54	68,462	7	0.47	(b)	0.52	(b)	1.26

JNL/DFA U.S. Small Cap Fund(a)
Class A
12/31/21		9.36	0.02	2.55	2.57	—	—	11.93	27.46	543,705	35	1.01		1.01		0.18
12/31/20		8.27	0.04	1.05	1.09	—	—	9.36	13.18	206,800	23	1.02		1.02		0.53
12/31/19		7.42	0.03	1.52	1.55	(0.04)	(0.66)	8.27	21.36	152,344	26	1.04		1.04		0.42
12/31/18		10.33	0.03	(1.26)	(1.23)	(0.04)	(1.64)	7.42	(13.68)	78,485	38	1.06		1.06		0.34
12/31/17		9.72	0.01	0.95	0.96	(0.02)	(0.33)	10.33	10.15	67,066	61	1.15		1.15		0.07

Class I
12/31/21		9.39	0.06	2.57	2.63	—	—	12.02	28.01	19,329	35	0.66		0.71		0.54
12/31/20		8.27	0.07	1.05	1.12	—	—	9.39	13.54	7,965	23	0.67		0.72		0.89
12/31/19		7.43	0.06	1.52	1.58	(0.08)	(0.66)	8.27	21.80	4,948	26	0.69		0.74		0.71
12/31/18		10.34	0.06	(1.26)	(1.20)	(0.07)	(1.64)	7.43	(13.37)	15,637	38	0.71		0.76		0.62
12/31/17	(d)	9.69	0.02	0.63	0.65	—	—	10.34	6.71	62,254	61	0.76		0.81		0.66

JNL/DoubleLine Core Fixed Income Fund(a)
Class A
12/31/21		13.84	0.30	(0.36)	(0.06)	—	—	13.78	(0.43)	2,483,947	167	0.77		0.77		2.15
12/31/20		13.17	0.33	0.34	0.67	—	—	13.84	5.09	2,668,312	117	0.77		0.77		2.48
12/31/19		12.55	0.41	0.57	0.98	(0.36)	—	13.17	7.81	2,799,726	53	0.77		0.77		3.11
12/31/18		12.93	0.38	(0.44)	(0.06)	(0.13)	(0.19)	12.55	(0.45)	2,790,974	76	0.77		0.77		3.01
12/31/17		12.31	0.31	0.35	0.66	(0.04)	—	12.93	5.39	3,195,393	550	0.79	(b)(e)	0.81	(b)(e)	2.44

Class I
12/31/21		15.00	0.37	(0.39)	(0.02)	—	—	14.98	(0.13)	1,081,224	167	0.47		0.47		2.45
12/31/20		14.24	0.40	0.36	0.76	—	—	15.00	5.34	1,201,622	117	0.47		0.47		2.76
12/31/19		13.53	0.48	0.63	1.11	(0.40)	—	14.24	8.23	1,027,124	53	0.47		0.47		3.38
12/31/18		13.91	0.46	(0.48)	(0.02)	(0.17)	(0.19)	13.53	(0.17)	630,621	76	0.47		0.47		3.36
12/31/17	(c)	13.25	0.34	0.39	0.73	(0.07)	—	13.91	5.54	249,704	550	0.54	(b)(e)	0.54	(b)(e)	2.45

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/DoubleLine Core Fixed Income Fund were as follows: Class A: December 31, 2017: 0.79% (Net: 0.77%). Class I: December 31, 2017: 0.52% (Net: 0.52%). Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Emerging Markets Fixed Income Fund(a)
Class A
12/31/21		12.20	0.37	(0.28)	0.09	—	—	12.29	0.74	163,020	50	1.07	1.07	2.98
12/31/20		11.84	0.40	(0.04)	0.36	—	—	12.20	3.04	156,897	48	1.08	1.08	3.46
12/31/19		10.63	0.52	0.69	1.21	—	—	11.84	11.38	47,569	34	1.09	1.09	4.51
12/31/18		11.11	0.33	(0.64)	(0.31)	—	(0.17)	10.63	(2.81)	13,801	54	1.10	1.10	3.04
12/31/17		10.49	0.34	0.42	0.76	(0.07)	(0.07)	11.11	7.30	11,771	103	1.09	1.09	3.10

Class I
12/31/21		12.06	0.40	(0.28)	0.12	—	—	12.18	0.99	735,249	50	0.77	0.77	3.29
12/31/20		11.67	0.44	(0.05)	0.39	—	—	12.06	3.34	595,220	48	0.78	0.78	3.93
12/31/19		10.45	0.54	0.68	1.22	—	—	11.67	11.67	597,896	34	0.79	0.79	4.85
12/31/18		11.13	0.36	(0.64)	(0.28)	(0.23)	(0.17)	10.45	(2.51)	487,466	54	0.80	0.80	3.34
12/31/17	(b)	11.13	0.08	(0.08)	0.00	—	—	11.13	0.00	531,827	103	0.82	0.82	2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(a)
Class A
12/31/21		19.12	0.17	4.42	4.59	—	—	23.71	24.01	2,216,351	113	1.00	1.00	0.77
12/31/20		16.60	0.23	2.29	2.52	—	—	19.12	15.18	1,594,961	71	1.01	1.01	1.43
12/31/19		12.42	0.36	3.82	4.18	—	—	16.60	33.66	1,499,136	52	1.02	1.03	2.42
12/31/18		14.96	0.36	(0.91)	(0.55)	(0.12)	(1.87)	12.42	(4.51)	848,145	56	1.04	1.04	2.39
12/31/17		12.86	0.23	2.50	2.73	—	(0.63)	14.96	21.51	673,994	88	1.07	1.07	1.63

Class I
12/31/21		19.27	0.24	4.46	4.70	—	—	23.97	24.39	628,818	113	0.70	0.70	1.08
12/31/20		16.68	0.27	2.32	2.59	—	—	19.27	15.53	600,061	71	0.71	0.71	1.73
12/31/19		12.44	0.41	3.83	4.24	—	—	16.68	34.08	593,948	52	0.72	0.73	2.76
12/31/18		14.97	0.40	(0.90)	(0.50)	(0.16)	(1.87)	12.44	(4.23)	529,353	56	0.74	0.74	2.64
12/31/17	(b)	14.09	0.09	0.79	0.88	—	—	14.97	6.25	730,742	88	0.79	0.79	2.33

JNL/DoubleLine Total Return Fund(a)
Class A
12/31/21		11.57	0.29	(0.34)	(0.05)	—	—	11.52	(0.43)	981,663	103	0.82	0.82	2.50
12/31/20		11.27	0.31	(0.01)	0.30	—	—	11.57	2.66	1,052,998	50	0.82	0.82	2.74
12/31/19		10.67	0.37	0.23	0.60	—	—	11.27	5.62	1,111,722	25	0.82	0.82	3.37
12/31/18		10.85	0.37	(0.19)	0.18	(0.36)	—	10.67	1.71	952,987	26	0.83	0.83	3.48
12/31/17		10.70	0.35	0.09	0.44	(0.29)	—	10.85	4.16	866,061	21	0.84	0.84	3.19

Class I
12/31/21		11.63	0.33	(0.35)	(0.02)	—	—	11.61	(0.17)	1,571,543	103	0.52	0.52	2.80
12/31/20		11.29	0.35	(0.01)	0.34	—	—	11.63	3.01	1,795,030	50	0.52	0.52	3.02
12/31/19		10.66	0.41	0.22	0.63	—	—	11.29	5.91	1,564,576	25	0.52	0.52	3.67
12/31/18		10.85	0.41	(0.19)	0.22	(0.41)	—	10.66	2.11	1,298,704	26	0.53	0.53	3.77
12/31/17	(b)	10.82	0.11	(0.08)	0.03	—	—	10.85	0.28	1,521,328	21	0.57	0.57	3.68

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional Asset Management Total Bond Fund(a)
Class A
12/31/21		13.02	0.24	(0.33)	(0.09)	—	—	12.93	(0.69)	1,016,621	85	(b)	0.78		0.78		1.84
12/31/20		12.01	0.25	0.76	1.01	—	—	13.02	8.41	1,054,838	129	(b)	0.79		0.79		1.98
12/31/19		11.19	0.30	0.73	1.03	(0.21)	—	12.01	9.23	891,521	364	(b)	0.81		0.81		2.54
12/31/18		11.68	0.27	(0.46)	(0.19)	(0.30)	—	11.19	(1.59)	859,612	318	(b)	0.84		0.84		2.40
12/31/17		11.57	0.26	0.09	0.35	(0.24)	—	11.68	3.02	959,472	226	(b)	0.86	(c)	0.87	(c)	2.19

Class I
12/31/21		13.30	0.28	(0.33)	(0.05)	—	—	13.25	(0.38)	269,043	85	(b)	0.48		0.48		2.13
12/31/20		12.24	0.28	0.78	1.06	—	—	13.30	8.66	322,922	129	(b)	0.49		0.49		2.20
12/31/19		11.40	0.34	0.75	1.09	(0.25)	—	12.24	9.56	118,021	364	(b)	0.51		0.51		2.84
12/31/18		11.89	0.31	(0.47)	(0.16)	(0.33)	—	11.40	(1.29)	91,757	318	(b)	0.54		0.54		2.67
12/31/17	(d)	11.77	0.30	0.09	0.39	(0.27)	—	11.89	3.27	155,230	226	(b)	0.58	(c)	0.58	(c)	2.50

JNL/First Sentier Global Infrastructure Fund(a)(e)
Class A
12/31/21		15.44	0.25	1.75	2.00	—	—	17.44	12.95	711,195	48		1.15		1.15		1.52
12/31/20		16.03	0.19	(0.78)	(0.59)	—	—	15.44	(3.68)	636,060	78		1.15		1.15		1.32
12/31/19		12.63	0.32	3.08	3.40	—	—	16.03	26.92	782,786	49		1.15		1.15		2.16
12/31/18		13.95	0.37	(1.25)	(0.88)	(0.44)	—	12.63	(6.40)	727,790	155		1.15		1.15		2.71
12/31/17		12.92	0.29	0.99	1.28	(0.25)	—	13.95	9.90	957,356	97		1.15		1.15		2.06

Class I
12/31/21		15.61	0.30	1.78	2.08	—	—	17.69	13.32	318,613	48		0.85		0.85		1.81
12/31/20		16.16	0.23	(0.78)	(0.55)	—	—	15.61	(3.40)	333,729	78		0.85		0.85		1.61
12/31/19		12.70	0.38	3.08	3.46	—	—	16.16	27.24	232,318	49		0.85		0.85		2.54
12/31/18		14.02	0.41	(1.25)	(0.84)	(0.48)	—	12.70	(6.10)	137,753	155		0.85		0.85		3.04
12/31/17	(d)	12.97	0.32	1.01	1.33	(0.28)	—	14.02	10.19	60,889	97		0.86		0.86		2.31

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was 531%, 350%, 433%, 508% and 211% in 2017, 2018, 2019, 2020 and 2021 respectively.

(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Effective April 26, 2021, JNL/First State Global Infrastructure Fund name was changed to JNL/First Sentier Global Infrastructure Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Franklin Templeton Global Multisector Bond Fund(a)
Class A
12/31/21		7.86	0.56	(0.90)	(0.34)	—	—	7.52	(4.33)	499,101	36		1.07	1.07	7.27
12/31/20		9.86	0.34	(1.01)	(0.67)	(1.33)	—	7.86	(6.70)	545,200	50		1.06	1.06	3.74
12/31/19		10.80	0.60	(0.50)	0.10	(1.04)	—	9.86	1.05	621,702	45		1.02	1.02	5.59
12/31/18		10.73	0.57	(0.50)	0.07	—	—	10.80	0.65	663,191	22		1.01	1.01	5.26
12/31/17		10.36	0.55	(0.18)	0.37	—	—	10.73	3.57	725,646	46		1.03	1.03	5.16

Class I
12/31/21		7.95	0.54	(0.86)	(0.32)	—	—	7.63	(4.03)	3,861	36		0.77	0.77	6.92
12/31/20		9.96	0.39	(1.04)	(0.65)	(1.36)	—	7.95	(6.40)	55,503	50		0.76	0.76	4.08
12/31/19		10.90	0.64	(0.50)	0.14	(1.08)	—	9.96	1.39	478,822	45		0.72	0.72	5.86
12/31/18		10.80	0.60	(0.50)	0.10	—	—	10.90	0.93	874,768	22		0.71	0.71	5.56
12/31/17	(b)	10.40	0.75	(0.35)	0.40	—	—	10.80	3.85	988,263	46		0.75	0.75	6.88

JNL/Franklin Templeton Growth Allocation Fund(c)
Class A
12/31/21		16.57	0.19	2.12	2.31	—	—	18.88	13.94	1,173,012	71		1.00	1.01	1.05
12/31/20		14.89	0.19	1.49	1.68	—	—	16.57	11.28	1,167,396	81		0.99	1.00	1.30
12/31/19	(d)	12.65	0.09	2.15	2.24	—	—	14.89	17.71	1,209,936	109	(e)	0.68	0.69	0.64
12/31/18		13.97	0.34	(1.66)	(1.32)	—	—	12.65	(9.45)	1,175,318	5		0.35	0.35	2.45
12/31/17		12.50	0.35	1.12	1.47	—	—	13.97	11.76	1,480,293	104	(f)	0.14	0.14	2.65

Class I
12/31/21		16.73	0.25	2.14	2.39	—	—	19.12	14.29	6,021	71		0.70	0.71	1.35
12/31/20		14.99	0.23	1.51	1.74	—	—	16.73	11.61	1,402	81		0.69	0.70	1.57
12/31/19	(d)	12.70	0.14	2.15	2.29	—	—	14.99	18.03	1,537	109	(e)	0.41	0.42	1.02
12/31/18		13.98	0.82	(2.10)	(1.28)	—	—	12.70	(9.16)	1,030	5		0.05	0.05	5.95
12/31/17	(g)	13.62	0.00	0.36	0.36	—	—	13.98	2.64	6	104	(f)	0.04	0.04	(0.04)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(d)

On June 24, 2019, JNL/Franklin Templeton Founding Strategy Fund name was changed to JNL/Franklin Templeton Growth Allocation Fund and became a Sub-Advised Fund. Prior to June 24, 2019, the fund held securities selected by the Sub-Advisor and was considered a “Fund of Funds.”

(e)

Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund includes the sale of the Fund’s underlying funds effective June 24, 2019. Portfolio turnover not including the sale of the Fund’s underlying funds was 89% in 2019.

(f)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund not including the purchase and sale of each Underlying Fund was 4%.

(g)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Franklin Templeton Income Fund(a)
Class A
12/31/21		12.81	0.51		1.38	1.89	—	—	14.70	14.75	1,706,537	37		0.93	0.93	3.65
12/31/20		12.70	0.45		(0.34)	0.11	—	—	12.81	0.87	1,648,143	49		0.93	0.93	3.84
12/31/19		10.95	0.48		1.27	1.75	—	—	12.70	15.98	1,877,152	29		0.93	0.93	4.00
12/31/18		11.98	0.50		(0.99)	(0.49)	(0.54)	—	10.95	(4.22)	1,753,784	50		0.92	0.92	4.20
12/31/17		11.32	0.47		0.65	1.12	(0.46)	—	11.98	9.93	2,054,043	24		0.92	0.92	4.01

Class I
12/31/21		12.31	0.53		1.34	1.87	—	—	14.18	15.19	7,541	37		0.63	0.63	3.96
12/31/20		12.17	0.47		(0.33)	0.14	—	—	12.31	1.15	5,401	49		0.63	0.63	4.13
12/31/19		10.46	0.58		1.13	1.71	—	—	12.17	16.35	3,929	29		0.63	0.63	5.12
12/31/18		11.47	0.51		(0.94)	(0.43)	(0.58)	—	10.46	(3.95)	398,824	50		0.62	0.62	4.50
12/31/17	(b)	10.85	0.46		0.64	1.10	(0.48)	—	11.47	10.20	492,685	24		0.64	0.64	4.07

JNL/Goldman Sachs 4 Fund(c)(d)
Class A
12/31/21		25.00	0.26		8.61	8.87	—	—	33.87	35.48	6,547,195	88		0.59	0.59	0.87
12/31/20		23.92	(0.08)		1.16	1.08	—	—	25.00	4.52	5,495,372	0		0.35	0.35	(0.35)
12/31/19		19.13	0.48		4.31	4.79	—	—	23.92	25.04	6,455,609	11		0.35	0.35	2.20
12/31/18		20.41	0.37		(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7		0.35	0.35	1.76
12/31/17		17.69	0.37		2.35	2.72	—	—	20.41	15.38	7,125,698	102	(e)	0.13	0.13	2.02

Class I
12/31/21		25.25	0.39		8.67	9.06	—	—	34.31	35.88	33,113	88		0.31	0.31	1.29
12/31/20		24.08	(0.01)		1.18	1.17	—	—	25.25	4.86	17,026	0		0.05	0.05	(0.05)
12/31/19		19.20	0.69		4.19	4.88	—	—	24.08	25.42	12,073	11		0.05	0.05	3.12
12/31/18		20.42	0.71		(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7		0.05	0.05	3.37
12/31/17	(f)	18.63	(0.00)	(g)	1.79	1.79	—	—	20.42	9.61	826	102	(e)	0.06	0.06	(0.06)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(d)	On April 26, 2021, JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the fund held affiliated funds selected by the Adviser and was considered a “Fund of Funds.”
(e)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each Underlying Fund was as follows: JNL/Goldman Sachs 4 Fund: 5%.

(f)	Effective September 25, 2017, Class I shares were offered by the Fund.
(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/GQG Emerging Markets Equity Fund
Class A
12/31/21		14.35	0.26	(0.59)	(0.33)	—	—	14.02	(2.30)	314,404	115	1.36	1.36	1.79
12/31/20		10.78	(0.05)	3.62	3.57	—	—	14.35	33.12	225,079	102	1.36	1.36	(0.47)
12/31/19		8.94	0.11	1.77	1.88	(0.04)	—	10.78	21.09	81,360	85	1.36	1.36	1.07
12/31/18		10.51	0.03	(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115	1.36	1.36	0.34
12/31/17	(a)	10.00	(0.01)	0.52	0.51	—	—	10.51	5.10	3,048	31	1.36	1.36	(0.27)

Class I
12/31/21		14.49	0.30	(0.59)	(0.29)	—	—	14.20	(2.00)	625,838	115	1.06	1.06	2.06
12/31/20		10.85	0.01	3.63	3.64	—	—	14.49	33.55	590,125	102	1.06	1.06	0.09
12/31/19		8.98	0.14	1.78	1.92	(0.05)	—	10.85	21.38	567,543	85	1.06	1.06	1.42
12/31/18		10.52	0.07	(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115	1.06	1.06	0.67
12/31/17	(a)	10.00	0.00	0.52	0.52	—	—	10.52	5.20	413,849	31	1.06	1.06	(0.07)

JNL/Harris Oakmark Global Equity Fund(b)
Class A
12/31/21		11.88	0.05	2.07	2.12	(0.13)	—	13.87	17.85	560,393	30	1.14	1.14	0.36
12/31/20		11.00	0.02	1.21	1.23	(0.35)	—	11.88	11.25	420,279	34	1.14	1.14	0.20
12/31/19		9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16	1.16	1.45
12/31/18		12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17	1.17	1.13
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19	1.19	0.75

Class I
12/31/21		11.90	0.09	2.06	2.15	(0.15)	—	13.90	18.14	389,791	30	0.84	0.84	0.68
12/31/20		11.01	0.05	1.23	1.28	(0.39)	—	11.90	11.68	351,584	34	0.84	0.84	0.50
12/31/19		9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86	0.86	1.75
12/31/18		12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87	0.87	1.44
12/31/17	(c)	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86	0.86	0.16

JNL/Heitman U.S. Focused Real Estate Fund
Class A
12/31/21		9.99	0.12	4.28	4.40	(0.11)	—	14.28	44.13	187,237	136	1.11	1.11	0.98
12/31/20		11.66	0.14	(0.64)	(0.50)	(0.19)	(0.98)	9.99	(4.14)	32,876	256	1.10	1.10	1.35
12/31/19		9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10	1.10	1.80
12/31/18	(d)	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10	1.10	2.73

Class I
12/31/21		10.05	0.15	4.33	4.48	(0.12)	—	14.41	44.65	187,501	136	0.81	0.81	1.21
12/31/20		11.71	0.17	(0.64)	(0.47)	(0.21)	(0.98)	10.05	(3.89)	166,365	256	0.80	0.80	1.66
12/31/19		9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80	0.80	1.99
12/31/18	(d)	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80	0.80	2.73

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Invesco Diversified Dividend Fund
Class A
12/31/21		11.58	0.20	1.96	2.16	—	—	13.74	18.65	176,180	44	0.98		0.98		1.58
12/31/20		11.51	0.22	(0.15)	0.07	—	—	11.58	0.61	117,951	9	0.98		0.98		2.10
12/31/19		9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98		0.98		2.04
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98		0.98		2.08
12/31/17	(a)	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99		0.99		1.62

Class I
12/31/21		11.69	0.25	1.98	2.23	—	—	13.92	19.08	869,610	44	0.68		0.68		1.92
12/31/20		11.59	0.25	(0.15)	0.10	—	—	11.69	0.86	1,017,726	9	0.68		0.68		2.40
12/31/19		9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68		0.68		2.33
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68		0.68		2.36
12/31/17	(a)	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69		0.69		1.77

JNL/Invesco Global Growth Fund(b)
Class A
12/31/21		24.07	(0.12)	3.82	3.70	—	—	27.77	15.37	1,938,245	7	0.96		0.96		(0.46)
12/31/20		18.78	(0.04)	5.33	5.29	—	—	24.07	28.17	1,905,584	10	0.95		0.95		(0.21)
12/31/19		15.61	0.09	4.68	4.77	(0.12)	(1.48)	18.78	31.28	1,852,577	9	0.95		0.95		0.52
12/31/18		18.57	0.14	(2.57)	(2.43)	(0.12)	(0.41)	15.61	(13.21)	1,565,610	19	0.95		0.95		0.74
12/31/17		13.74	0.08	4.88	4.96	(0.13)	—	18.57	36.15	1,964,715	14	0.95	(c)	0.96	(c)	0.52

Class I
12/31/21		24.61	(0.04)	3.91	3.87	—	—	28.48	15.73	772,262	7	0.66		0.66		(0.16)
12/31/20		19.15	0.02	5.44	5.46	—	—	24.61	28.51	769,286	10	0.65		0.65		0.10
12/31/19		15.89	0.15	4.77	4.92	(0.18)	(1.48)	19.15	31.73	742,104	9	0.65		0.65		0.81
12/31/18		18.89	0.20	(2.62)	(2.42)	(0.17)	(0.41)	15.89	(12.97)	624,314	19	0.65		0.65		1.04
12/31/17	(d)	13.97	0.07	5.00	5.07	(0.15)	—	18.89	36.39	651,989	14	0.68	(c)	0.68	(c)	0.36

JNL/Invesco International Growth Fund(b)
Class A
12/31/21		15.25	0.08	0.86	0.94	(0.19)	(0.31)	15.69	6.20	893,543	38	0.98		0.98		0.53
12/31/20		13.90	0.08	1.82	1.90	(0.30)	(0.25)	15.25	13.78	907,695	57	0.98		0.98		0.58
12/31/19		11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25	0.98		0.98		1.47
12/31/18		14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38	0.97		0.97		1.69
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20	1,069,305	33	0.97	(c)	0.97	(c)	1.38

Class I
12/31/21		16.20	0.14	0.90	1.04	(0.23)	(0.31)	16.70	6.48	269,901	38	0.68		0.68		0.81
12/31/20		14.73	0.12	1.94	2.06	(0.34)	(0.25)	16.20	14.15	274,534	57	0.68		0.68		0.85
12/31/19		12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25	0.68		0.68		1.77
12/31/18		14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38	0.67		0.67		2.06
12/31/17	(d)	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47	429,217	33	0.69	(c)	0.69	(c)	0.45

JNL/Invesco Small Cap Growth Fund(b)
Class A
12/31/21		41.96	(0.33)	3.38	3.05	—	—	45.01	7.27	2,518,255	39	1.05		1.05		(0.73)
12/31/20		26.81	(0.22)	15.37	15.15	—	—	41.96	56.51	2,536,309	51	1.06		1.06		(0.74)
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96	1,681,534	27	1.10	(c)	1.11	(c)	(0.32)

Class I
12/31/21		43.97	(0.19)	3.52	3.33	—	—	47.30	7.57	26,500	39	0.75		0.75		(0.41)
12/31/20		28.01	(0.15)	16.11	15.96	—	—	43.97	56.98	21,332	51	0.76		0.76		(0.49)
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)
12/31/17	(d)	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20	235,662	27	0.81	(c)	0.81	(c)	0.01

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan Global Allocation Fund(a)
Class A
12/31/21		13.84	0.12	1.11	1.23	—	—	15.07	8.89	1,410,178	106	1.06	(b)	1.06	(b)	0.86
12/31/20		12.39	0.11	1.34	1.45	—	—	13.84	11.70	1,467,097	138	1.06	(b)	1.06	(b)	0.90
12/31/19	(c)	10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02	(b)	1.10	(b)	1.34
12/31/18	(c)	11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09
12/31/17	(c)	10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96

Class I
12/31/21		13.95	0.17	1.12	1.29	—	—	15.24	9.25	3,868	106	0.76	(b)	0.76	(b)	1.12
12/31/20		12.45	0.14	1.36	1.50	—	—	13.95	12.05	2,305	138	0.64	(b)	0.77	(b)	1.17
12/31/19	(c)	10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63	(b)	0.78	(b)	1.78
12/31/18	(c)	11.65	0.18	(1.15)	(0.97)	(0.13)	—	10.55	(8.34)	—	43	0.71		0.71		1.56
12/31/17	(c)(d)	11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

JNL/JPMorgan Hedged Equity Fund
Class A
12/31/21		12.00	0.05	1.50	1.55	(0.08)	—	13.47	12.94	534,969	42	0.97	(e)	0.97	(e)	0.40
12/31/20		10.59	0.09	1.37	1.46	(0.05)	—	12.00	13.80	340,365	76	0.97	(e)	0.97	(e)	0.77
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96	(e)	0.96	(e)	0.90
12/31/18	(f)	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)	19,436	12	0.99	(e)	0.99	(e)	1.02

Class I
12/31/21		12.07	0.09	1.51	1.60	(0.10)	—	13.57	13.26	151,324	42	0.67	(e)	0.67	(e)	0.69
12/31/20		10.63	0.12	1.38	1.50	(0.06)	—	12.07	14.08	144,751	76	0.67	(e)	0.67	(e)	1.06
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66	(e)	0.66	(e)	1.16
12/31/18	(f)	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)	83,681	12	0.69	(e)	0.69	(e)	1.48

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: December 31, 2021: 1.04%; December 31, 2020: 1.05%; December 31, 2019: 1.08% (Net: 1.00%). Class I: December 31, 2021: 0.74%; December 31, 2020: 0.74%; December 31, 2019: 0.77% (Net: 0.62%). Effective June 24, 2019, JNL/JPMorgan Global Allocation Fund voluntarily and contractually began waiving a portion of advisory fees. Effective October 14, 2019, the voluntary waiver became contractual.

(c)	Consolidated Financial Statements.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: December 31, 2021: 0.96%; December 31, 2020: 0.96%; December 31, 2019: 0.95%; December 31, 2018: 0.95%. Class I: December 31, 2021: 0.66%; December 31, 2020: 0.66%; December 31, 2019: 0.65%; December 31, 2018: 0.65%.

(f)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan MidCap Growth Fund(a)
Class A
12/31/21		61.20	(0.33)	7.08	6.75	—	—	67.95	11.03	3,526,344	44	0.88	0.88	(0.50)
12/31/20		41.36	(0.20)	20.04	19.84	—	—	61.20	47.97	3,393,687	60	0.90	0.90	(0.42)
12/31/19		29.56	(0.09)	11.89	11.80	—	—	41.36	39.92	2,118,202	48	0.91	0.91	(0.24)
12/31/18		34.51	(0.09)	(1.44)	(1.53)	—	(3.42)	29.56	(5.00)	1,426,313	56	0.91	0.91	(0.26)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40	1,477,372	55	0.92	0.92	(0.21)

Class I
12/31/21		63.41	(0.14)	7.34	7.20	—	—	70.61	11.35	456,403	44	0.58	0.58	(0.21)
12/31/20		42.72	(0.05)	20.74	20.69	—	—	63.41	48.43	354,786	60	0.60	0.60	(0.11)
12/31/19		30.44	0.03	12.25	12.28	—	—	42.72	40.34	291,438	48	0.61	0.61	0.07
12/31/18		35.33	0.01	(1.48)	(1.47)	—	(3.42)	30.44	(4.71)	392,977	56	0.61	0.61	0.04
12/31/17	(b)	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70	615,880	55	0.63	0.63	(0.06)

JNL/JPMorgan U.S. Government & Quality Bond Fund(a)
Class A
12/31/21		14.46	0.17	(0.48)	(0.31)	—	—	14.15	(2.14)	1,250,857	10	0.68	0.68	1.21
12/31/20		13.52	0.19	0.75	0.94	—	—	14.46	6.95	1,659,012	46	0.68	0.68	1.35
12/31/19		12.70	0.30	0.52	0.82	—	—	13.52	6.46	967,204	16	0.70	0.70	2.25
12/31/18		13.09	0.30	(0.25)	0.05	(0.41)	(0.03)	12.70	0.45	838,851	3	0.69	0.69	2.36
12/31/17		13.11	0.29	0.04	0.33	(0.35)	—	13.09	2.51	841,921	6	0.68	0.68	2.18

Class I
12/31/21		15.30	0.23	(0.51)	(0.28)	—	—	15.02	(1.83)	292,136	10	0.38	0.38	1.51
12/31/20		14.27	0.25	0.78	1.03	—	—	15.30	7.22	625,482	46	0.38	0.38	1.63
12/31/19		13.36	0.36	0.55	0.91	—	—	14.27	6.81	256,961	16	0.40	0.40	2.56
12/31/18		13.75	0.36	(0.27)	0.09	(0.45)	(0.03)	13.36	0.77	231,252	3	0.39	0.39	2.65
12/31/17	(b)	13.76	0.35	0.02	0.37	(0.38)	—	13.75	2.70	522,010	6	0.40	0.40	2.52

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan U.S. Value Fund(a)(b)
Class A
12/31/21		11.95	0.15	3.12	3.27	—	—	15.22	27.36	942,693	21	0.89		0.89		1.09
12/31/20		12.42	0.17	(0.64)	(0.47)	—	—	11.95	(3.78)	723,426	79	0.94		0.94		1.65
12/31/19		10.10	0.22	2.10	2.32	—	—	12.42	22.97	631,200	22	1.01		1.01		1.91
12/31/18		11.66	0.19	(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99		0.99		1.66
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18	0.99	(c)	1.02	(c)	1.45

Class I
12/31/21		12.14	0.20	3.17	3.37	—	—	15.51	27.76	676,257	21	0.59		0.59		1.38
12/31/20		12.59	0.20	(0.65)	(0.45)	—	—	12.14	(3.57)	373,488	79	0.60		0.60		1.84
12/31/19		10.20	0.24	2.15	2.39	—	—	12.59	23.43	2,121	22	0.70		0.70		2.13
12/31/18		11.78	0.23	(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69		0.69		1.96
12/31/17	(d)	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18	0.71	(c)	0.71	(c)	1.81

JNL/Lazard International Strategic Equity Fund(a)
Class A
12/31/21		16.22	0.17	0.87	1.04	(0.07)	(0.05)	17.14	6.42	115,951	28	1.15		1.15		0.99
12/31/20		14.42	0.11	1.77	1.88	(0.08)	—	16.22	13.03	76,966	44	1.16		1.16		0.80
12/31/19		11.93	0.19	2.42	2.61	(0.03)	(0.09)	14.42	21.92	82,765	35	1.15		1.15		1.38
12/31/18		13.30	0.14	(1.49)	(1.35)	(0.02)	—	11.93	(10.12)	60,426	38	1.15		1.15		1.06
12/31/17		10.60	0.10	2.87	2.97	(0.27)	—	13.30	28.19	57,473	43	1.18		1.18		0.84

Class I
12/31/21		16.26	0.24	0.85	1.09	(0.10)	(0.05)	17.20	6.72	351,431	28	0.85		0.85		1.40
12/31/20		14.45	0.12	1.81	1.93	(0.12)	—	16.26	13.40	364,495	44	0.86		0.86		0.90
12/31/19		11.95	0.22	2.43	2.65	(0.06)	(0.09)	14.45	22.24	149,570	35	0.85		0.85		1.66
12/31/18		13.31	0.06	(1.37)	(1.31)	(0.05)	—	11.95	(9.84)	90,677	38	0.85		0.85		0.45
12/31/17	(e)	12.45	0.06	0.80	0.86	—	—	13.31	6.91	48	43	0.90		0.90		1.62

JNL/Loomis Sayles Global Growth Fund
Class A
12/31/21		15.47	(0.03)	0.90	0.87	—	(0.34)	16.00	5.61	438,686	10	1.01		1.01		(0.20)
12/31/20		11.54	(0.05)	4.07	4.02	(0.03)	(0.06)	15.47	34.85	465,932	33	1.01		1.01		(0.35)
12/31/19		8.84	0.02	2.70	2.72	(0.02)	—	11.54	30.75	3,638	18	1.00		1.00		0.17
12/31/18	(f)	10.00	0.00	(1.16)	(1.16)	—	—	8.84	(11.60)	398	9	1.00		1.00		0.08

Class I
12/31/21		15.59	0.02	0.89	0.91	—	(0.34)	16.16	5.82	464,891	10	0.71		0.71		0.10
12/31/20		11.59	0.03	4.06	4.09	(0.03)	(0.06)	15.59	35.30	479,627	33	0.71		0.71		0.21
12/31/19		8.85	0.07	2.69	2.76	(0.02)	—	11.59	31.18	308,894	18	0.70		0.70		0.63
12/31/18	(f)	10.00	0.02	(1.17)	(1.15)	—	—	8.85	(11.50)	251,444	9	0.70		0.70		0.49

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective April 26, 2021, JNL/JPMorgan Growth & Income Fund name was changed to JNL/JPMorgan U.S. Value Fund.
(c)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Lord Abbett Short Duration Income Fund
Class A
12/31/21		10.45	0.10	(0.06)	0.04	(0.03)	(0.01)	10.45	0.33	264,463	108	0.81	0.81	0.93
12/31/20	(a)	10.00	0.10	0.35	0.45	—	—	10.45	4.50	193,273	70	0.81	0.81	1.46

Class I
12/31/21		10.47	0.13	(0.06)	0.07	(0.03)	(0.01)	10.50	0.68	502,495	108	0.51	0.51	1.21
12/31/20	(a)	10.00	0.13	0.34	0.47	—	—	10.47	4.70	137,237	70	0.51	0.51	1.85

JNL/Mellon Communication Services Sector Fund(b)(c)
Class A
12/31/21		18.10	0.02	2.81	2.83	—	—	20.93	15.64	351,276	23	0.65	0.65	0.11
12/31/20		14.45	0.06	3.59	3.65	—	—	18.10	25.26	251,202	14	0.67	0.67	0.37
12/31/19		11.43	0.05	2.97	3.02	—	—	14.45	26.42	157,958	54	0.67	0.67	0.40
12/31/18		14.55	0.43	(1.14)	(0.71)	(0.58)	(1.83)	11.43	(5.81)	111,155	110	0.68	0.68	3.10
12/31/17		15.15	0.49	0.04	0.53	(0.52)	(0.61)	14.55	3.53	118,950	27	0.68	0.68	3.24

Class I
12/31/21		16.96	0.10	2.61	2.71	—	—	19.67	15.98	5,855	23	0.30	0.35	0.50
12/31/20		13.49	0.09	3.38	3.47	—	—	16.96	25.72	4,452	14	0.32	0.37	0.63
12/31/19		10.63	0.08	2.78	2.86	—	—	13.49	26.91	1,377	54	0.32	0.37	0.65
12/31/18		13.69	0.38	(0.99)	(0.61)	(0.62)	(1.83)	10.63	(5.47)	397	110	0.33	0.38	3.01
12/31/17	(d)	14.32	0.49	0.05	0.54	(0.56)	(0.61)	13.69	3.77	84	27	0.44	0.45	3.46

JNL/Mellon Consumer Discretionary Sector Fund(b)(e)
Class A
12/31/21		37.40	0.03	8.40	8.43	—	—	45.83	22.54	2,073,525	25	0.64	0.64	0.06
12/31/20		25.44	0.06	11.90	11.96	—	—	37.40	47.01	1,799,580	11	0.64	0.64	0.22
12/31/19		20.05	0.16	5.23	5.39	—	—	25.44	26.88	1,309,949	4	0.64	0.64	0.69
12/31/18		20.81	0.15	(0.37)	(0.22)	(0.15)	(0.39)	20.05	(1.22)	1,129,094	36	0.64	0.64	0.67
12/31/17		18.29	0.16	3.74	3.90	(0.23)	(1.15)	20.81	22.10	1,111,519	8	0.64	0.64	0.81

Class I
12/31/21		38.41	0.18	8.64	8.82	—	—	47.23	22.96	18,550	25	0.29	0.34	0.42
12/31/20		26.03	0.16	12.22	12.38	—	—	38.41	47.56	13,457	11	0.29	0.34	0.54
12/31/19		20.45	0.25	5.33	5.58	—	—	26.03	27.29	5,176	4	0.29	0.34	1.05
12/31/18		21.21	0.22	(0.38)	(0.16)	(0.21)	(0.39)	20.45	(0.91)	2,695	36	0.29	0.34	0.99
12/31/17	(d)	18.60	0.22	3.81	4.03	(0.27)	(1.15)	21.21	22.44	18,268	8	0.31	0.36	1.08

(a)	The Fund commenced operations on April 27, 2020.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Communication Services Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

On April 27, 2020, JNL/Mellon Consumer Discretionary Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Consumer Staples Sector Fund
Class A
12/31/21		13.45	0.24	1.95	2.19	—	—	15.64	16.28	263,522	29	0.66	0.66	1.71
12/31/20		12.18	0.27	1.00	1.27	—	—	13.45	10.43	218,540	43	0.67	0.67	2.28
12/31/19		9.66	0.24	2.28	2.52	—	—	12.18	26.09	151,594	25	0.69	0.69	2.16
12/31/18		10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)	63,583	45	0.70	0.70	2.46
12/31/17	(a)	10.00	0.06	0.55	0.61	—	—	10.61	6.10	7,763	73	0.71	0.71	2.08

Class I
12/31/21		13.59	0.30	1.97	2.27	—	—	15.86	16.70	4,259	29	0.31	0.36	2.07
12/31/20		12.26	0.33	1.00	1.33	—	—	13.59	10.85	3,212	43	0.32	0.37	2.66
12/31/19		9.70	0.29	2.27	2.56	—	—	12.26	26.39	1,506	25	0.34	0.39	2.52
12/31/18		10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)	465	45	0.35	0.40	2.75
12/31/17	(a)	10.00	0.07	0.55	0.62	—	—	10.62	6.20	47	73	0.36	0.41	2.58

JNL/Mellon Dow Index Fund(b)(c)
Class A
12/31/21		36.01	0.47	6.79	7.26	—	—	43.27	20.16	1,421,801	0	0.65	0.65	1.16
12/31/20		33.05	0.51	2.45	2.96	—	—	36.01	8.96	1,174,585	36	0.65	0.65	1.62
12/31/19		26.55	0.53	5.97	6.50	—	—	33.05	24.48	1,028,406	2	0.65	0.65	1.76
12/31/18		27.66	0.45	(1.56)	(1.11)	—	—	26.55	(4.01)	783,970	6	0.66	0.66	1.61
12/31/17		21.67	0.41	5.58	5.99	—	—	27.66	27.64	830,721	1	0.66	0.66	1.71

Class I
12/31/21		36.43	0.62	6.88	7.50	—	—	43.93	20.59	24,182	0	0.30	0.35	1.51
12/31/20		33.32	0.63	2.48	3.11	—	—	36.43	9.33	14,615	36	0.30	0.35	1.96
12/31/19		26.67	0.66	5.99	6.65	—	—	33.32	24.93	6,345	2	0.30	0.35	2.12
12/31/18		27.69	0.56	(1.58)	(1.02)	—	—	26.67	(3.68)	1,246	6	0.31	0.36	1.98
12/31/17	(d)	24.91	0.12	2.66	2.78	—	—	27.69	11.16	16	1	0.31	0.35	1.65

JNL/Mellon Energy Sector Fund(b)(e)
Class A
12/31/21		14.50	0.74	7.19	7.93	—	—	22.43	54.69	1,380,863	30	0.64	0.64	3.69
12/31/20		21.88	0.67	(8.05)	(7.38)	—	—	14.50	(33.73)	839,480	14	0.65	0.65	4.74
12/31/19		20.14	0.65	1.09	1.74	—	—	21.88	8.64	1,084,341	8	0.64	0.64	2.97
12/31/18		26.10	0.54	(5.75)	(5.21)	(0.75)	—	20.14	(20.40)	1,083,379	7	0.64	0.64	2.08
12/31/17		27.51	0.50	(1.37)	(0.87)	(0.54)	—	26.10	(2.98)	1,515,787	7	0.64	0.64	2.02

Class I
12/31/21		14.86	0.84	7.36	8.20	—	—	23.06	55.18	14,211	30	0.29	0.34	4.03
12/31/20		22.34	0.71	(8.19)	(7.48)	—	—	14.86	(33.48)	4,445	14	0.30	0.35	4.93
12/31/19		20.49	0.74	1.11	1.85	—	—	22.34	9.03	4,594	8	0.29	0.34	3.35
12/31/18		26.52	0.65	(5.86)	(5.21)	(0.82)	—	20.49	(20.13)	2,452	7	0.29	0.34	2.47
12/31/17	(f)	27.93	0.57	(1.39)	(0.82)	(0.59)	—	26.52	(2.73)	1,241	7	0.40	0.42	2.26

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Dow Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

On April 27, 2020, JNL/Mellon Energy Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Equity Income Fund(a)
Class A
12/31/21		18.83	0.28	5.89	6.17	—	—	25.00	32.77	547,497	96	0.91	0.91	1.21
12/31/20		18.38	0.26	0.19	0.45	—	—	18.83	2.45	207,104	80	0.90	0.90	1.64
12/31/19		14.29	0.29	3.80	4.09	—	—	18.38	28.62	235,788	58	0.91	0.91	1.77
12/31/18		17.17	0.28	(1.82)	(1.54)	(0.19)	(1.15)	14.29	(9.61)	174,006	65	0.91	0.91	1.65
12/31/17		15.38	0.23	2.12	2.35	(0.25)	(0.31)	17.17	15.66	164,350	63	0.93	0.93	1.45

Class I
12/31/21		18.99	0.36	5.94	6.30	—	—	25.29	33.18	10,008	96	0.61	0.61	1.53
12/31/20		18.48	0.33	0.18	0.51	—	—	18.99	2.76	3,084	80	0.60	0.60	1.98
12/31/19		14.33	0.35	3.80	4.15	—	—	18.48	28.96	289,241	58	0.61	0.61	2.08
12/31/18		17.18	0.36	(1.85)	(1.49)	(0.21)	(1.15)	14.33	(9.27)	83,601	65	0.61	0.61	2.38
12/31/17	(b)	15.80	0.04	1.34	1.38	—	—	17.18	8.73	77	63	0.67	0.67	0.83

JNL/Mellon Financial Sector Fund(a)(c)
Class A
12/31/21		14.69	0.21	4.10	4.31	—	—	19.00	29.34	1,628,528	28	0.64	0.64	1.14
12/31/20		15.10	0.25	(0.66)	(0.41)	—	—	14.69	(2.72)	1,119,113	7	0.64	0.64	2.02
12/31/19		11.52	0.24	3.34	3.58	—	—	15.10	31.08	1,348,714	4	0.64	0.64	1.81
12/31/18		13.94	0.20	(2.09)	(1.89)	(0.17)	(0.36)	11.52	(13.87)	1,176,710	6	0.64	0.64	1.46
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32

Class I
12/31/21		14.84	0.27	4.15	4.42	—	—	19.26	29.78	23,731	28	0.29	0.34	1.46
12/31/20		15.20	0.30	(0.66)	(0.36)	—	—	14.84	(2.37)	9,645	7	0.29	0.34	2.36
12/31/19		11.56	0.29	3.35	3.64	—	—	15.20	31.49	5,938	4	0.29	0.34	2.15
12/31/18		13.97	0.26	(2.11)	(1.85)	(0.20)	(0.36)	11.56	(13.57)	4,096	6	0.29	0.34	1.91
12/31/17	(d)	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57

JNL/Mellon Healthcare Sector Fund(a)(e)
Class A
12/31/21		37.43	0.29	7.27	7.56	—	—	44.99	20.20	4,262,922	10	0.63	0.63	0.71
12/31/20		31.85	0.30	5.28	5.58	—	—	37.43	17.52	3,748,785	9	0.63	0.63	0.90
12/31/19		26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95
12/31/18		25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89

Class I
12/31/21		37.90	0.44	7.37	7.81	—	—	45.71	20.61	37,075	10	0.28	0.33	1.06
12/31/20		32.14	0.42	5.34	5.76	—	—	37.90	17.92	25,108	9	0.28	0.33	1.25
12/31/19		26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29
12/31/18		25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19
12/31/17	(d)	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

On April 27, 2020, JNL/Mellon Financial Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

On April 27, 2020, JNL/Mellon Healthcare Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Industrials Sector Fund
Class A
12/31/21		13.48	0.10	2.72	2.82	—	—	16.30	20.92	241,085	37	0.66	0.66	0.68
12/31/20		11.87	0.11	1.50	1.61	—	—	13.48	13.56	108,689	38	0.70	0.70	0.98
12/31/19		9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48	0.70	0.70	1.21
12/31/18		10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135	0.71	0.71	1.08
12/31/17	(a)	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94	0.70	0.70	1.27

Class I
12/31/21		13.62	0.16	2.75	2.91	—	—	16.53	21.37	4,772	37	0.31	0.36	1.02
12/31/20		11.96	0.15	1.51	1.66	—	—	13.62	13.88	3,278	38	0.35	0.40	1.32
12/31/19		9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35	0.40	1.57
12/31/18		10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135	0.36	0.41	1.56
12/31/17	(a)	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94	0.38	0.43	2.14

JNL/Mellon Information Technology Sector Fund(b)(c)
Class A
12/31/21		32.13	0.07	10.60	10.67	—	—	42.80	33.21	5,983,103	22	0.62	0.62	0.19
12/31/20		22.14	0.11	9.88	9.99	—	—	32.13	45.12	4,935,985	12	0.63	0.63	0.42
12/31/19		14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70
12/31/18		15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31	2,362,209	4	0.64	0.64	0.61

Class I
12/31/21		33.04	0.20	10.93	11.13	—	—	44.17	33.69	84,968	22	0.27	0.32	0.54
12/31/20		22.69	0.20	10.15	10.35	—	—	33.04	45.61	56,987	12	0.28	0.33	0.75
12/31/19		15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04
12/31/18		15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96
12/31/17	(d)	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62	1,077	4	0.39	0.40	0.84

JNL/Mellon Materials Sector Fund
Class A
12/31/21		12.68	0.16	3.44	3.60	—	—	16.28	28.39	193,535	70	0.67	0.67	1.07
12/31/20		10.67	0.16	1.85	2.01	—	—	12.68	18.84	77,306	43	0.70	0.70	1.47
12/31/19		8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71	0.71	1.46
12/31/18		10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72	0.72	1.09
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70	0.70	1.18

Class I
12/31/21		12.82	0.21	3.48	3.69	—	—	16.51	28.78	6,415	70	0.32	0.37	1.41
12/31/20		10.74	0.20	1.88	2.08	—	—	12.82	19.37	2,005	43	0.35	0.40	1.82
12/31/19		8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36	0.41	1.81
12/31/18		10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37	0.42	1.73
12/31/17	(a)	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70	0.70	1.06

(a)	The Fund commenced operations on September 25, 2017.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)

On April 27, 2020, JNL/Mellon Information Technology Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon MSCI KLD 400 Social Index Fund(a)
Class A
12/31/21		16.62	0.12	4.97	5.09	—	—	21.71	30.63	320,580	24	0.76	0.76	0.61
12/31/20		13.79	0.13	2.70	2.83	—	—	16.62	20.52	145,944	13	0.76	0.76	0.93
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75	0.75	1.07
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75	0.75	1.12
12/31/17	(b)	10.00	0.09	1.21	1.30	(0.05)	(0.19)	11.06	12.99	15,812	65	0.76	0.76	1.19

Class I
12/31/21		16.76	0.19	5.02	5.21	—	—	21.97	31.09	11,279	24	0.41	0.46	0.97
12/31/20		13.86	0.18	2.72	2.90	—	—	16.76	20.92	4,880	13	0.41	0.46	1.21
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40	0.45	1.42
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40	0.45	1.53
12/31/17	(c)	10.60	0.03	0.67	0.70	(0.06)	(0.19)	11.05	6.60	1	65	0.71	0.71	1.16

JNL/Mellon Nasdaq 100 Index Fund(a)(d)
Class A
12/31/21		46.15	0.02	12.30	12.32	—	—	58.47	26.70	6,826,247	10	0.64	0.64	0.04
12/31/20		31.19	0.09	14.87	14.96	—	—	46.15	47.96	5,711,478	17	0.65	0.65	0.24
12/31/19		22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67	0.67	0.43
12/31/18		22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09	2,184,775	6	0.67	0.67	0.49

Class I
12/31/21		30.52	0.14	8.15	8.29	—	—	38.81	27.16	124,040	10	0.29	0.34	0.39
12/31/20		20.56	0.15	9.81	9.96	—	—	30.52	48.44	82,586	17	0.30	0.35	0.58
12/31/19		14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32	0.37	0.79
12/31/18		15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83
12/31/17	(e)	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42	772	6	0.42	0.44	0.74

JNL/Mellon Real Estate Sector Fund
Class A
12/31/21		11.74	0.20	4.35	4.55	—	—	16.29	38.76	249,641	36	0.66	0.66	1.41
12/31/20		12.40	0.20	(0.86)	(0.66)	—	—	11.74	(5.32)	110,303	30	0.69	0.69	1.83
12/31/19		9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68	0.68	2.24
12/31/18		10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68	0.68	4.14
12/31/17	(f)	10.00	0.16	0.07	0.23	—	—	10.23	2.30	6,475	9	0.68	0.68	5.75

Class I
12/31/21		11.82	0.26	4.38	4.64	—	—	16.46	39.26	15,651	36	0.31	0.36	1.81
12/31/20		12.44	0.29	(0.91)	(0.62)	—	—	11.82	(4.98)	6,517	30	0.34	0.39	2.58
12/31/19		9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33	0.38	2.54
12/31/18		10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33	0.38	3.42
12/31/17	(f)	10.00	0.14	0.10	0.24	—	—	10.24	2.40	160,823	9	0.33	0.38	5.17

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	The Fund commenced operations on April 24, 2017.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

On April 27, 2020, JNL/Mellon Nasdaq 100 Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)	The Fund commenced operations on September 25, 2017.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 500 Index Fund(a)
Class A
12/31/21		28.48	0.29	7.71	8.00	—	—	36.48	28.09	13,175,436	3	0.52		0.52		0.90
12/31/20		24.18	0.32	3.98	4.30	—	—	28.48	17.78	10,387,450	6	0.53		0.53		1.31
12/31/19		19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53		0.53		1.51
12/31/18		21.94	0.32	(1.30)	(0.98)	(0.31)	(1.16)	19.49	(4.88)	6,897,618	4	0.53		0.53		1.43
12/31/17		18.65	0.30	3.61	3.91	(0.28)	(0.34)	21.94	21.16	7,273,736	11	0.53	(b)	0.54	(b)	1.49

Class I
12/31/21		29.35	0.38	7.97	8.35	—	—	37.70	28.45	9,552	3	0.22		0.22		1.24
12/31/20		24.85	0.40	4.10	4.50	—	—	29.35	18.11	263,048	6	0.23		0.23		1.62
12/31/19		19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23		0.23		1.80
12/31/18		22.45	0.39	(1.33)	(0.94)	(0.36)	(1.16)	19.99	(4.61)	216,622	4	0.23		0.23		1.70
12/31/17	(c)	19.05	0.37	3.68	4.05	(0.31)	(0.34)	22.45	21.49	597,675	11	0.24	(b)	0.24	(b)	1.68

JNL/Mellon U.S. Stock Market Index Fund(d)
Class A
12/31/21		15.78	0.13	3.87	4.00	—	—	19.78	25.35	6,594,525	52	0.61		0.61		0.72
12/31/20		13.13	0.16	2.49	2.65	—	—	15.78	20.18	871,033	11	0.56		0.61		1.19
12/31/19		10.09	0.18	2.86	3.04	—	—	13.13	30.13	571,857	20	0.54		0.60		1.50
12/31/18		10.71	0.17	(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7	0.54		0.60		1.58
12/31/17	(e)	10.00	0.09	0.62	0.71	—	—	10.71	7.10	52,541	67	0.54		0.60		3.33

Class I
12/31/21		15.96	0.19	3.90	4.09	—	—	20.05	25.63	84,430	52	0.30		0.31		1.00
12/31/20		13.23	0.20	2.53	2.73	—	—	15.96	20.63	24,056	11	0.26		0.31		1.51
12/31/19		10.14	0.22	2.87	3.09	—	—	13.23	30.47	14,065	20	0.24		0.30		1.82
12/31/18		10.72	0.23	(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7	0.24		0.30		2.07
12/31/17	(e)	10.00	0.20	0.52	0.72	—	—	10.72	7.20	103	67	0.24		0.30		7.15

JNL/Mellon Utilities Sector Fund(a)
Class A
12/31/21		15.98	0.41	2.27	2.68	—	—	18.66	16.77	319,659	16	0.66		0.66		2.44
12/31/20		16.15	0.41	(0.58)	(0.17)	—	—	15.98	(1.05)	284,687	25	0.66		0.66		2.66
12/31/19		13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28	0.66		0.66		2.54
12/31/18		13.18	0.37	0.14	0.51	(0.27)	(0.14)	13.28	3.79	169,690	42	0.69		0.69		2.77
12/31/17		12.41	0.35	1.10	1.45	(0.33)	(0.35)	13.18	11.62	81,487	11	0.69		0.69		2.63

Class I
12/31/21		16.13	0.48	2.28	2.76	—	—	18.89	17.11	5,113	16	0.31		0.36		2.79
12/31/20		16.24	0.45	(0.56)	(0.11)	—	—	16.13	(0.68)	3,785	25	0.31		0.36		2.94
12/31/19		13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28	0.31		0.36		2.92
12/31/18		13.20	0.43	0.11	0.54	(0.29)	(0.14)	13.31	4.03	1,021	42	0.34		0.39		3.15
12/31/17	(f)	13.18	0.14	(0.12)	0.02	—	—	13.20	0.15	22	11	0.35		0.40		3.69

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(d)	Effective April 26, 2021, JNL/Vanguard U.S. Stock Market Index Fund name was changed to JNL/Mellon U.S. Stock Market Index Fund.
(e)	The Fund commenced operations on September 25, 2017.
(f)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Mellon World Index Fund(a)(b)(c)
Class A
12/31/21		31.02	0.38	6.17	6.55	(0.43)	(0.18)	36.96	21.17	416,249	8	0.66		0.66		1.11
12/31/20		27.49	0.36	3.91	4.27	(0.56)	(0.18)	31.02	15.61	363,797	3	0.67		0.67		1.34
12/31/19		22.12	0.45	5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67		0.67		1.79
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67		0.67		1.74
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24	368,521	142	0.66		0.66		3.41

Class I
12/31/21		31.16	0.50	6.21	6.71	(0.53)	(0.18)	37.16	21.59	8,601	8	0.31		0.36		1.43
12/31/20		27.60	0.46	3.94	4.40	(0.66)	(0.18)	31.16	16.02	4,422	3	0.32		0.37		1.69
12/31/19		22.19	0.54	5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32		0.37		2.10
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32		0.37		1.94
12/31/17	(d)	26.99	0.11	1.49	1.60	—	—	28.59	5.93	26	142	0.33		0.38		1.39

JNL/MFS Mid Cap Value Fund(a)
Class A
12/31/21		13.69	0.13	4.05	4.18	—	—	17.87	30.53	2,162,629	27	0.95		0.95		0.79
12/31/20		13.18	0.13	0.38	0.51	—	—	13.69	3.87	1,655,807	32	0.96		0.96		1.15
12/31/19		10.07	0.15	2.96	3.11	—	—	13.18	30.88	1,237,628	22	0.96		0.96		1.24
12/31/18		12.13	0.14	(1.51)	(1.37)	(0.05)	(0.64)	10.07	(11.68)	1,027,972	40	0.96		0.96		1.15
12/31/17		10.87	0.09	1.32	1.41	(0.15)	—	12.13	13.02	857,083	129	0.97	(e)	0.99	(e)	0.76

Class I
12/31/21		13.87	0.18	4.11	4.29	—	—	18.16	30.93	47,902	27	0.65		0.65		1.11
12/31/20		13.32	0.17	0.38	0.55	—	—	13.87	4.13	25,779	32	0.66		0.66		1.44
12/31/19		10.14	0.18	3.00	3.18	—	—	13.32	31.36	187,007	22	0.66		0.66		1.53
12/31/18		12.20	0.18	(1.53)	(1.35)	(0.07)	(0.64)	10.14	(11.46)	173,400	40	0.66		0.66		1.50
12/31/17	(f)	10.93	0.13	1.32	1.45	(0.18)	—	12.20	13.33	97,911	129	0.70	(e)	0.71	(e)	1.14

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A
12/31/21	(g)	10.00	0.06	2.01	2.07	—	—	12.07	20.70	4,200	56	0.72		0.72		0.80

Class I
12/31/21	(g)	10.00	0.14	1.96	2.10	—	—	12.10	21.00	6,046	56	0.42		0.42		1.82

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

On April 27, 2020, JNL/Mellon MSCI World Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(c)	Effective April 26, 2021, JNL/Mellon MSCI World Index Fund name was changed to JNL/Mellon World Index Fund.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(g)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Morningstar Wide Moat Index Fund
Class A
12/31/21		13.18	0.15	2.96	3.11	(0.19)	(1.40)	14.70	23.89	392,339	61		0.76	0.76	0.96
12/31/20		12.42	0.18	1.56	1.74	(0.15)	(0.83)	13.18	14.17	244,640	72		0.77	0.77	1.45
12/31/19		9.28	0.17	3.04	3.21	(0.07)	—	12.42	34.64	148,162	73		0.77	0.77	1.56
12/31/18	(a)	10.00	0.07	(0.79)	(0.72)	—	—	9.28	(7.20)	86,073	40		0.77	0.77	1.91

Class I
12/31/21		13.26	0.19	2.99	3.18	(0.21)	(1.40)	14.83	24.31	639,557	61		0.46	0.46	1.24
12/31/20		12.47	0.21	1.58	1.79	(0.17)	(0.83)	13.26	14.47	634,550	72		0.47	0.47	1.74
12/31/19		9.29	0.20	3.06	3.26	(0.08)	—	12.47	35.11	574,922	73		0.47	0.47	1.85
12/31/18	(a)	10.00	0.09	(0.80)	(0.71)	—	—	9.29	(7.10)	392,677	40		0.47	0.47	2.37

JNL/Neuberger Berman Commodity Strategy Fund(b)
Class A
12/31/21		10.62	(0.11)	3.27	3.16	—	—	13.78	29.76	25,559	36		0.90	0.90	(0.86)
12/31/20		11.02	0.00	(0.40)	(0.40)	—	—	10.62	(3.63)	12,822	106		0.92	0.92	(0.05)
12/31/19	(c)	10.02	0.19	1.02	1.21	(0.21)	—	11.02	12.09	17,165	94		0.90	0.90	1.77
12/31/18	(c)	11.24	0.15	(1.33)	(1.18)	(0.04)	—	10.02	(10.56)	15,918	121		0.92	0.92	1.36
12/31/17	(c)	12.97	0.03	0.67	0.70	(2.43)	—	11.24	6.47	14,911	113		0.99	0.99	0.27

Class I
12/31/21		10.65	(0.06)	3.28	3.22	—	—	13.87	30.23	1	36		0.60	0.60	(0.46)
12/31/20		11.05	0.12	(0.52)	(0.40)	—	—	10.65	(3.62)	—	106		0.62	0.62	1.22
12/31/19	(c)	10.04	0.23	1.02	1.25	(0.24)	—	11.05	12.48	92,021	94		0.60	0.60	2.10
12/31/18	(c)	11.24	0.20	(1.34)	(1.14)	(0.06)	—	10.04	(10.22)	147,737	121		0.62	0.62	1.76
12/31/17	(c)(d)	10.68	0.02	0.54	0.56	—	—	11.24	5.24	1,235	113		0.71	0.71	0.77

JNL/Neuberger Berman Strategic Income Fund(b)
Class A
12/31/21		12.06	0.31	0.01	0.32	—	—	12.38	2.65	705,176	68	(e)	0.93	0.93	2.53
12/31/20		11.27	0.31	0.48	0.79	—	—	12.06	7.01	638,226	116	(e)	0.94	0.94	2.76
12/31/19		10.58	0.34	0.65	0.99	(0.30)	—	11.27	9.35	670,622	95	(e)	0.94	0.94	3.03
12/31/18		11.08	0.35	(0.63)	(0.28)	(0.22)	—	10.58	(2.54)	617,989	96	(e)	0.94	0.94	3.20
12/31/17		10.68	0.30	0.42	0.72	(0.32)	—	11.08	6.77	680,039	107	(e)	0.94	0.94	2.71

Class I
12/31/21		12.19	0.35	0.02	0.37	—	—	12.56	3.04	166,937	68	(e)	0.63	0.63	2.84
12/31/20		11.36	0.35	0.48	0.83	—	—	12.19	7.31	169,051	116	(e)	0.64	0.64	3.07
12/31/19		10.67	0.36	0.66	1.02	(0.33)	—	11.36	9.60	220,007	95	(e)	0.64	0.64	3.19
12/31/18		11.15	0.40	(0.63)	(0.23)	(0.25)	—	10.67	(2.12)	65,642	96	(e)	0.64	0.64	3.63
12/31/17	(f)	10.74	0.35	0.40	0.75	(0.34)	—	11.15	7.03	25,034	107	(e)	0.66	0.66	3.16

(a)	The Fund commenced operations on August 13, 2018.
(b)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(c)	Consolidated Financial Statements.
(d)	Effective September 25, 2017, Class I shares were offered by the Fund.
(e)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 351%, 363%, 322%, 385% and 305% in 2017, 2018, 2019, 2020 and 2021 respectively.
(f)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Income Fund
Class A
12/31/21		11.03	0.28	(0.06)	0.22	—	—	11.25	1.99	913,625	464	0.93		0.93		2.48
12/31/20		10.51	0.27	0.25	0.52	—	—	11.03	4.95	796,728	524	0.94	(a)	0.94	(a)	2.57
12/31/19		10.02	0.33	0.45	0.78	(0.29)	—	10.51	7.82	680,208	365	0.94	(a)	0.94	(a)	3.13
12/31/18		10.07	0.27	(0.28)	(0.01)	(0.04)	—	10.02	(0.11)	388,700	207	0.97	(a)	0.97	(a)	2.70
12/31/17	(b)	10.00	0.06	0.01	0.07	—	—	10.07	0.70	132,772	60	0.98	(a)	0.98	(a)	2.15

Class I
12/31/21		11.13	0.31	(0.05)	0.26	—	—	11.39	2.34	787,820	464	0.63		0.63		2.77
12/31/20		10.57	0.30	0.26	0.56	—	—	11.13	5.30	908,423	524	0.64	(a)	0.64	(a)	2.87
12/31/19		10.06	0.36	0.45	0.81	(0.30)	—	10.57	8.13	871,145	365	0.64	(a)	0.64	(a)	3.43
12/31/18		10.08	0.30	(0.28)	0.02	(0.04)	—	10.06	0.20	670,255	207	0.67	(a)	0.67	(a)	2.98
12/31/17	(b)	10.00	0.06	0.02	0.08	—	—	10.08	0.80	504,472	60	0.68	(a)	0.68	(a)	2.39

JNL/PIMCO Investment Grade Credit Bond Fund(c)
Class A
12/31/21		13.55	0.35	(0.57)	(0.22)	—	—	13.33	(1.62)	635,066	105	0.73	(d)	0.73	(d)	2.61
12/31/20		12.26	0.30	0.99	1.29	—	—	13.55	10.52	716,376	167	0.74	(d)	0.74	(d)	2.30
12/31/19		10.97	0.38	1.20	1.58	(0.29)	—	12.26	14.47	497,732	183	0.92	(d)	0.92	(d)	3.20
12/31/18		11.71	0.39	(0.69)	(0.30)	(0.33)	(0.11)	10.97	(2.56)	281,787	150	0.91	(d)	0.91	(d)	3.41
12/31/17		11.19	0.36	0.42	0.78	(0.23)	(0.03)	11.71	6.97	311,231	121	0.89		0.89		3.08

Class I
12/31/21		13.62	0.39	(0.58)	(0.19)	—	—	13.43	(1.40)	1,001,193	105	0.43	(d)	0.43	(d)	2.91
12/31/20		12.28	0.33	1.01	1.34	—	—	13.62	10.91	1,165,502	167	0.44	(d)	0.44	(d)	2.58
12/31/19		10.98	0.41	1.21	1.62	(0.32)	—	12.28	14.75	613,139	183	0.62	(d)	0.62	(d)	3.44
12/31/18		11.72	0.42	(0.68)	(0.26)	(0.37)	(0.11)	10.98	(2.26)	138,829	150	0.61	(d)	0.61	(d)	3.70
12/31/17	(e)	11.65	0.11	(0.04)	0.07	—	—	11.72	0.60	204,949	121	0.67		0.67		3.39

JNL/PIMCO Real Return Fund(c)
Class A
12/31/21		11.67	0.37	0.26	0.63	—	—	12.30	5.40	1,449,465	49	0.81	(f)	0.81	(f)	3.09
12/31/20		10.47	0.08	1.12	1.20	—	—	11.67	11.46	1,238,237	179	0.95	(f)	0.95	(f)	0.75
12/31/19		9.66	0.12	0.69	0.81	—	—	10.47	8.39	1,023,793	225	1.67	(f)	1.67	(f)	1.21
12/31/18		9.95	0.18	(0.40)	(0.22)	(0.07)	—	9.66	(2.23)	1,045,541	258	1.58	(f)	1.58	(f)	1.85
12/31/17		9.65	0.17	0.13	0.30	—	—	9.95	3.11	1,195,715	162	1.16	(f)(g)	1.17	(f)(g)	1.71

Class I
12/31/21		11.86	0.43	0.26	0.69	—	—	12.55	5.82	467,665	49	0.51	(f)	0.51	(f)	3.56
12/31/20		10.61	0.12	1.13	1.25	—	—	11.86	11.78	347,527	179	0.65	(f)	0.65	(f)	1.05
12/31/19		9.76	0.16	0.69	0.85	—	—	10.61	8.71	359,304	225	1.37	(f)	1.37	(f)	1.55
12/31/18		10.06	0.21	(0.41)	(0.20)	(0.10)	—	9.76	(1.95)	709,718	258	1.28	(f)	1.28	(f)	2.15
12/31/17	(h)	9.75	0.25	0.06	0.31	—	—	10.06	3.18	863,416	162	0.90	(f)(g)	0.90	(f)(g)	2.46

(a)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: December 31, 2020: 0.94%; December 31, 2019: 0.94%; December 31, 2018: 0.95%; December 31, 2017: 0.96%. Class I: December 31, 2020: 0.64%; December 31, 2019: 0.64%; December 31, 2018: 0.65%; December 31, 2017: 0.66%.

(b)	The Fund commenced operations on September 25, 2017.
(c)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(d)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: December 31, 2021: 0.73%; December 31, 2020: 0.74%; December 31, 2019: 0.74%; December 31, 2018: 0.75%; December 31, 2017: 0.76%. Class I: December 31, 2021: 0.43%; December 31, 2020: 0.44%; December 31, 2019: 0.46%; December 31, 2018: 0.45%; December 31, 2017: 0.54%.

(e)	Effective September 25, 2017, Class I shares were offered by the Fund.
(f)

The total (and net, where applicable) expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: December 31, 2021: 0.79%; December 31, 2020: 0.79%; December 31, 2019: 0.81%; December 31, 2018: 0.79%; December 31, 2017: 0.79% (Net: 0.78%). Class I: December 31, 2021: 0.49%; December 31, 2020: 0.49%; December 31, 2019: 0.51%; December 31, 2018: 0.49%; December 31, 2017: 0.52% (Net: 0.52%). Effective January 1, 2017, the Fund voluntarily began waiving a portion of advisory fees. Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. The difference between the ratios of net and total expenses to average net assets for each share class may differ if the Fund had a significant increase in Class I shares during the year.

(g)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(h)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PPM America Floating Rate Income Fund(a)
Class A
12/31/21		10.99	0.39	0.02	0.41	—	—	11.40	3.73		1,197,306	106		0.93		0.93		3.51
12/31/20		10.94	0.35	(0.30)	0.05	—	—	10.99	0.46		1,068,399	27		0.93		0.93		3.33
12/31/19		10.11	0.48	0.35	0.83	—	—	10.94	8.21		1,406,085	36		0.92		0.92		4.48
12/31/18		10.54	0.44	(0.54)	(0.10)	(0.33)	—	10.11	(1.02)		1,601,915	68		0.93		0.93		4.12
12/31/17		10.58	0.37	(0.06)	0.31	(0.35)	—	10.54	2.92		1,457,373	63		0.96	(b)	0.96	(b)	3.48

Class I
12/31/21		11.07	0.44	0.01	0.45	—	—	11.52	4.06		10,903	106		0.63		0.63		3.86
12/31/20		10.99	0.42	(0.34)	0.08	—	—	11.07	0.73		5,457	27		0.63		0.63		3.98
12/31/19		10.12	0.51	0.36	0.87	—	—	10.99	8.60		30,209	36		0.62		0.62		4.77
12/31/18		10.55	0.47	(0.54)	(0.07)	(0.36)	—	10.12	(0.82)		29,676	68		0.63		0.63		4.39
12/31/17	(c)	10.45	0.11	(0.01)	0.10	—	—	10.55	0.96		33,712	63		0.63	(b)	0.63	(b)	3.78

JNL/PPM America High Yield Bond Fund(a)
Class A
12/31/21		14.61	0.75	0.09	0.84	—	—	15.45	5.75		1,537,895	62		0.74		0.74		4.95
12/31/20		13.90	0.70	0.01	0.71	—	—	14.61	5.11	(d)	1,412,152	77		0.74		0.74		5.18
12/31/19		12.13	0.69	1.08	1.77	—	—	13.90	14.59		1,585,066	75		0.74		0.74		5.23
12/31/18		13.64	0.73	(1.42)	(0.69)	(0.82)	—	12.13	(5.30)		1,434,059	52		0.74		0.74		5.42
12/31/17		13.46	0.72	0.28	1.00	(0.82)	—	13.64	7.49		1,763,229	73		0.74		0.74		5.24

Class I
12/31/21		17.22	0.93	0.12	1.05	—	—	18.27	6.10		411,167	62		0.44		0.44		5.26
12/31/20		16.33	0.87	0.02	0.89	—	—	17.22	5.45	(d)	491,339	77		0.44		0.44		5.48
12/31/19		14.21	0.86	1.26	2.12	—	—	16.33	14.92		504,753	75		0.44		0.44		5.53
12/31/18		15.84	0.89	(1.66)	(0.77)	(0.86)	—	14.21	(5.06)		507,235	52		0.44		0.44		5.73
12/31/17	(e)	15.49	0.92	0.27	1.19	(0.84)	—	15.84	7.79		574,946	73		0.46		0.46		5.84

JNL/PPM America Total Return Fund(a)
Class A
12/31/21		13.94	0.21	(0.37)	(0.16)	—	—	13.78	(1.15)		784,767	105	(f)	0.78		0.78		1.55
12/31/20		12.69	0.26	0.99	1.25	—	—	13.94	9.85		821,727	80	(f)	0.78		0.78		1.90
12/31/19		11.53	0.31	0.85	1.16	—	—	12.69	10.06		456,735	95	(f)	0.80		0.80		2.54
12/31/18		11.95	0.32	(0.47)	(0.15)	(0.27)	—	11.53	(1.23)		332,524	65	(f)	0.80		0.80		2.72
12/31/17		11.72	0.28	0.22	0.50	(0.27)	—	11.95	4.27		323,218	69	(f)	0.79		0.79		2.31

Class I
12/31/21		13.99	0.26	(0.38)	(0.12)	—	—	13.87	(0.86)		1,177,823	105	(f)	0.48		0.48		1.85
12/31/20		12.69	0.30	1.00	1.30	—	—	13.99	10.24		1,176,797	80	(f)	0.48		0.48		2.22
12/31/19		11.50	0.35	0.84	1.19	—	—	12.69	10.35		933,513	95	(f)	0.50		0.50		2.86
12/31/18		11.96	0.35	(0.47)	(0.12)	(0.34)	—	11.50	(0.97)		787,240	65	(f)	0.50		0.50		3.01
12/31/17	(c)	11.87	0.09	0.00	0.09	—	—	11.96	0.76		940,410	69	(f)	0.51		0.51		2.67

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/PPM America High Yield Bond Fund: 5.04% and 5.39%

(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(f)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 72%, 70%, 97% , 118% and 146% in 2017, 2018, 2019, 2020 and 2021 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/RAFI Fundamental U.S. Small Cap Fund(a)(b)
Class A
12/31/21		6.68	0.06	1.96	2.02	—	—	8.70	30.24	534,346	40		0.67	0.67	0.75
12/31/20		6.15	0.06	0.47	0.53	—	—	6.68	8.62	411,422	26		0.67	0.67	1.10
12/31/19	(c)	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61	422,668	182		0.67	0.67	1.55
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90		0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82		0.66	0.66	0.81

Class I
12/31/21		6.53	0.09	1.92	2.01	—	—	8.54	30.78	7,080	40		0.32	0.37	1.11
12/31/20		5.99	0.08	0.46	0.54	—	—	6.53	9.02	2,690	26		0.32	0.37	1.50
12/31/19		5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03	1,604	182		0.32	0.37	1.87
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90		0.31	0.36	1.51
12/31/17	(d)	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82		0.43	0.44	1.01

JNL/RAFI Multi-Factor U.S. Equity Fund(a)(e)
Class A
12/31/21		15.69	0.21	3.93	4.14	—	—	19.83	26.39	2,725,657	36		0.67	0.67	1.18
12/31/20		14.27	0.21	1.21	1.42	—	—	15.69	9.95	2,556,362	40		0.67	0.67	1.60
12/31/19	(c)	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153		0.65	0.65	2.03
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60		0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89		0.63	0.63	2.20

Class I
12/31/21		15.77	0.27	3.95	4.22	—	—	19.99	26.76	25,867	36		0.37	0.37	1.49
12/31/20		14.30	0.26	1.21	1.47	—	—	15.77	10.28	17,528	40		0.37	0.37	1.90
12/31/19		13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153		0.34	0.34	2.55
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60		0.33	0.33	2.47
12/31/17	(d)	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89		0.35	0.35	2.14

JNL/T. Rowe Price Balanced Fund(f)(g)
Class A
12/31/21		15.24	0.14	1.80	1.94	—	—	17.18	12.73	566,873	156		1.00	1.00	0.87
12/31/20		13.61	0.15	1.48	1.63	—	—	15.24	11.98	501,928	126		1.01	1.01	1.13
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06	507,773	82		1.00	1.00	1.61
12/31/18		11.88	0.09	(0.91)	(0.82)	—	—	11.06	(6.90)	477,118	216		0.88	0.88	0.73
12/31/17		10.29	0.12	1.47	1.59	—	—	11.88	15.45	192,360	111	(h)	0.44	0.44	1.07

Class I
12/31/21		15.38	0.19	1.82	2.01	—	—	17.39	13.07	2,398	156		0.70	0.70	1.15
12/31/20		13.70	0.18	1.50	1.68	—	—	15.38	12.26	668	126		0.71	0.71	1.26
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42	2	82		0.70	0.70	1.86
12/31/18		11.90	0.12	(0.92)	(0.80)	—	—	11.10	(6.72)	1	216		0.65	0.65	0.98
12/31/17	(i)	11.35	0.00	0.55	0.55	—	—	11.90	4.85	1	111	(h)	0.09	0.09	(0.09)

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(c)	The Fund commenced operations on June 24, 2019.
(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(e)

On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital JNL 5 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(f)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(g)	Prior to June 24, 2019, the fund held affiliated funds selected by the Adviser and was considered a "Fund of Funds".
(h)

Portfolio turnover for JNL/T. Rowe Price Balanced Fund includes the purchase and sale in each of the Fund's underlying funds which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale in each of the Fund's underlying funds was 11% in 2017.

(i)	Effective September 25, 2017, Class I shares were offered by the Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Capital Appreciation Fund(a)
Class A
12/31/21		20.23	0.13	3.49	3.62	—	—	23.85	17.89		11,340,946	51	0.96	0.96	0.56
12/31/20		17.22	0.15	2.86	3.01	—	—	20.23	17.48		8,392,371	86	0.97	0.97	0.83
12/31/19		13.88	0.20	3.14	3.34	—	—	17.22	24.06		5,779,034	50	0.98	0.98	1.23
12/31/18		14.31	0.32	(0.26)	0.06	(0.08)	(0.41)	13.88	0.40		3,160,575	64	1.00	1.01	2.18
12/31/17		12.65	0.12	1.75	1.87	(0.10)	(0.11)	14.31	14.80		2,209,139	67	1.05	1.05	0.87

Class I
12/31/21		20.40	0.19	3.52	3.71	—	—	24.11	18.19		682,938	51	0.66	0.66	0.87
12/31/20		17.31	0.20	2.89	3.09	—	—	20.40	17.85		623,162	86	0.67	0.67	1.13
12/31/19		13.91	0.25	3.15	3.40	—	—	17.31	24.44		423,633	50	0.68	0.68	1.54
12/31/18		14.32	0.36	(0.26)	0.10	(0.10)	(0.41)	13.91	0.67		339,117	64	0.70	0.71	2.46
12/31/17	(b)	13.86	0.05	0.41	0.46	—	—	14.32	3.32		353,499	67	0.76	0.76	1.21

JNL/T. Rowe Price Established Growth Fund(a)
Class A
12/31/21		68.31	(0.37)	10.23	9.86	—	—	78.17	14.43		10,597,738	29	0.83	0.83	(0.49)
12/31/20		49.83	(0.19)	18.67	18.48	—	—	68.31	37.09	(c)	9,439,629	35	0.83	0.83	(0.35)
12/31/19		38.00	(0.02)	11.85	11.83	—	—	49.83	31.13		7,460,334	25	0.83	0.83	(0.05)
12/31/18		43.97	0.08	(0.49)	(0.41)	(0.03)	(5.53)	38.00	(1.40)		5,909,316	44	0.83	0.83	0.18
12/31/17		34.69	0.04	11.48	11.52	(0.02)	(2.22)	43.97	33.59		5,847,294	56	0.84	0.84	0.11

Class I
12/31/21		71.10	(0.15)	10.66	10.51	—	—	81.61	14.78		2,717,304	29	0.53	0.53	(0.19)
12/31/20		51.71	(0.02)	19.41	19.39	—	—	71.10	37.50	(c)	2,908,301	35	0.53	0.53	(0.04)
12/31/19		39.31	0.12	12.28	12.40	—	—	51.71	31.54		2,720,614	25	0.53	0.53	0.25
12/31/18		45.26	0.22	(0.52)	(0.30)	(0.12)	(5.53)	39.31	(1.13)		2,558,378	44	0.53	0.53	0.46
12/31/17	(d)	35.63	0.18	11.76	11.94	(0.09)	(2.22)	45.26	33.90		2,944,326	56	0.55	0.55	0.40

JNL/T. Rowe Price Mid-Cap Growth Fund(a)
Class A
12/31/21		69.30	(0.37)	9.32	8.95	—	—	78.25	12.91		6,664,276	19	0.98	0.98	(0.49)
12/31/20		56.09	(0.18)	13.39	13.21	—	—	69.30	23.55		6,403,871	23	0.99	0.99	(0.32)
12/31/19		42.66	(0.01)	13.44	13.43	—	—	56.09	31.48		5,926,942	22	0.99	0.99	(0.02)
12/31/18		47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)		4,713,404	29	0.99	0.99	(0.05)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47		4,899,959	30	1.00	1.00	(0.21)

Class I
12/31/21		73.17	(0.15)	9.84	9.69	—	—	82.86	13.24		329,433	19	0.68	0.68	(0.19)
12/31/20		59.04	0.00	14.13	14.13	—	—	73.17	23.93		284,182	23	0.69	0.69	0.00
12/31/19		44.78	0.15	14.11	14.26	—	—	59.04	31.84		445,624	22	0.69	0.69	0.28
12/31/18		49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)		397,273	29	0.69	0.69	0.25
12/31/17	(d)	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75		412,117	30	0.74	0.74	0.04

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/T. Rowe Price Established Growth Fund: 37.05% and 37.46%

(d)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Short-Term Bond Fund(a)
Class A
12/31/21		10.57	0.11	(0.15)	(0.04)	—	—	10.53	(0.38)	1,369,640	77	0.71		0.71		1.00
12/31/20		10.17	0.17	0.23	0.40	—	—	10.57	3.93	1,489,869	61	0.71		0.71		1.68
12/31/19		9.77	0.22	0.18	0.40	—	—	10.17	4.09	1,160,563	71	0.71		0.71		2.22
12/31/18		9.80	0.18	(0.07)	0.11	(0.14)	—	9.77	1.10	1,107,891	50	0.71		0.71		1.87
12/31/17		9.83	0.14	(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53	0.71		0.71		1.37

Class I
12/31/21		10.74	0.14	(0.15)	(0.01)	—	—	10.73	(0.09)	300,785	77	0.41		0.41		1.30
12/31/20		10.30	0.21	0.23	0.44	—	—	10.74	4.27	291,484	61	0.41		0.41		1.97
12/31/19		9.87	0.25	0.18	0.43	—	—	10.30	4.36	256,869	71	0.41		0.41		2.53
12/31/18		9.90	0.21	(0.07)	0.14	(0.17)	—	9.87	1.41	593,400	50	0.41		0.41		2.17
12/31/17	(b)	9.93	0.17	(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53	0.42		0.42		1.74

JNL/T. Rowe Price U.S. High Yield Fund(a)
Class A
12/31/21		11.40	0.60	(0.05)	0.55	—	—	11.95	4.82	163,555	95	0.97		0.97		5.15
12/31/20		11.02	0.55	(0.17)	0.38	—	—	11.40	3.45	147,993	211	0.98		0.98		5.18
12/31/19		10.00	0.49	0.53	1.02	—	—	11.02	10.20	136,103	87	1.00		1.00		4.59
12/31/18		10.79	0.54	(0.75)	(0.21)	(0.50)	(0.08)	10.00	(2.09)	86,713	69	1.00		1.00		5.04
12/31/17		10.55	0.53	(0.03)	0.50	(0.21)	(0.05)	10.79	4.73	65,795	86	1.00		1.00		4.91

Class I
12/31/21		11.37	0.64	(0.06)	0.58	—	—	11.95	5.10	549,450	95	0.67		0.67		5.45
12/31/20		10.95	0.60	(0.18)	0.42	—	—	11.37	3.84	540,203	211	0.68		0.68		5.64
12/31/19		9.91	0.52	0.52	1.04	—	—	10.95	10.49	396,312	87	0.70		0.70		4.94
12/31/18		10.81	0.57	(0.75)	(0.18)	(0.64)	(0.08)	9.91	(1.84)	522,198	69	0.70		0.70		5.32
12/31/17	(c)	10.76	0.14	(0.09)	0.05	—	—	10.81	0.46	627,214	86	0.71		0.71		4.97

JNL/T. Rowe Price Value Fund(a)
Class A
12/31/21		19.12	0.13	5.52	5.65	—	—	24.77	29.55	3,453,316	104	0.86		0.86		0.56
12/31/20		17.34	0.19	1.59	1.78	—	—	19.12	10.27	2,315,487	114	0.87		0.87		1.20
12/31/19		13.75	0.22	3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87		0.88		1.40
12/31/18		17.46	0.25	(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88		0.89		1.47
12/31/17		15.60	0.22	2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(d)	0.90	(d)	1.33

Class I
12/31/21		20.15	0.20	5.83	6.03	—	—	26.18	29.93	2,391,289	104	0.56		0.56		0.86
12/31/20		18.22	0.25	1.68	1.93	—	—	20.15	10.59	2,306,944	114	0.57		0.57		1.50
12/31/19		14.40	0.28	3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57		0.58		1.70
12/31/18		18.20	0.31	(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58		0.59		1.77
12/31/17	(b)	16.21	0.31	2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(d)	0.61	(d)	1.75

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/WCM Focused International Equity Fund(a)
Class A
12/31/21		21.69	(0.12)		3.80	3.68	—	(1.92)	23.45	17.08	659,219	22		1.11		1.11		(0.52)
12/31/20		16.79	(0.05)		5.41	5.36	(0.05)	(0.41)	21.69	32.01	415,047	32		1.12		1.12		(0.30)
12/31/19		12.94	0.01		4.52	4.53	(0.08)	(0.60)	16.79	35.48	252,340	24		1.12		1.12		0.09
12/31/18		14.44	0.03		(1.16)	(1.13)	—	(0.37)	12.94	(7.85)	63,899	29		1.12		1.12		0.24
12/31/17		11.01	0.09		3.39	3.48	(0.04)	(0.01)	14.44	31.65	33,381	29		1.14	(b)	1.15	(b)	0.74

Class I
12/31/21		21.76	(0.05)		3.82	3.77	—	(1.92)	23.61	17.44	1,770,361	22		0.81		0.81		(0.21)
12/31/20		16.81	0.00		5.43	5.43	(0.07)	(0.41)	21.76	32.41	1,762,135	32		0.82		0.82		0.03
12/31/19		12.93	0.08		4.49	4.57	(0.09)	(0.60)	16.81	35.82	1,483,682	24		0.82		0.82		0.49
12/31/18		14.46	0.09		(1.18)	(1.09)	(0.07)	(0.37)	12.93	(7.57)	1,261,640	29		0.82		0.82		0.59
12/31/17	(c)	13.80	0.01		0.65	0.66	—	—	14.46	4.78	1,424,375	29		0.86	(b)	0.87	(b)	0.17

JNL/Westchester Capital Event Driven Fund(a)
Class A
12/31/21		11.81	(0.02)		0.37	0.35	—	—	12.16	2.96	55,020	315		1.64	(d)	1.64	(d)	(0.19)
12/31/20		11.11	0.37		0.33	0.70	—	—	11.81	6.30	40,814	426		1.64	(d)	1.64	(d)	3.44
12/31/19		9.94	0.09		1.08	1.17	—	—	11.11	11.77	49,018	286		1.84	(d)	1.84	(d)	0.84
12/31/18		9.99	0.03		0.47	0.50	—	(0.55)	9.94	5.04	27,455	267		1.71	(d)	1.71	(d)	0.28
12/31/17		9.70	(0.00)	(e)	0.53	0.53	(0.24)	—	9.99	5.47	4,823	291		1.83	(d)	1.83	(d)	(0.02)

Class I
12/31/21		11.80	0.01		0.38	0.39	—	—	12.19	3.31	75,117	315		1.34	(d)	1.34	(d)	0.10
12/31/20		11.07	0.24		0.49	0.73	—	—	11.80	6.59	75,532	426		1.29	(d)	1.29	(d)	2.32
12/31/19		9.87	0.12		1.08	1.20	—	—	11.07	12.16	259,327	286		1.52	(d)	1.52	(d)	1.10
12/31/18		10.01	0.11		0.42	0.53	(0.12)	(0.55)	9.87	5.31	209,019	267		1.49	(d)	1.49	(d)	1.04
12/31/17	(c)	9.89	0.04		0.08	0.12	—	—	10.01	1.21	242,410	291		1.38	(d)	1.38	(d)	1.34

JNL/WMC Balanced Fund(a)
Class A
12/31/21		28.75	0.30		5.07	5.37	—	—	34.12	18.68	10,525,994	69	(f)	0.71		0.71		0.94
12/31/20		26.54	0.40		1.81	2.21	—	—	28.75	8.33	9,149,544	81	(f)	0.72		0.72		1.53
12/31/19		21.85	0.50		4.19	4.69	—	—	26.54	21.46	8,888,357	42	(f)	0.72		0.72		2.03
12/31/18		24.02	0.49		(1.26)	(0.77)	(0.40)	(1.00)	21.85	(3.41)	7,405,875	43	(f)	0.72		0.72		2.04
12/31/17		22.14	0.42		2.31	2.73	(0.33)	(0.52)	24.02	12.49	7,752,031	38	(f)	0.72		0.72		1.80

Class I
12/31/21		29.88	0.40		5.29	5.69	—	—	35.57	19.04	81,138	69	(f)	0.41		0.41		1.22
12/31/20		27.50	0.48		1.90	2.38	—	—	29.88	8.65	52,145	81	(f)	0.42		0.42		1.79
12/31/19		22.57	0.59		4.34	4.93	—	—	27.50	21.84	36,746	42	(f)	0.42		0.42		2.32
12/31/18		24.75	0.59		(1.32)	(0.73)	(0.45)	(1.00)	22.57	(3.15)	16,749	43	(f)	0.42		0.42		2.38
12/31/17	(g)	22.77	0.48		2.38	2.86	(0.36)	(0.52)	24.75	12.75	2,740	38	(f)	0.49		0.49		2.02

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(c)	Effective September 25, 2017, Class I shares were offered by the Fund.
(d)

The total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: December 31, 2021: 1.46%; December 31, 2020: 1.46%; December 31, 2019: 1.46%; December 31, 2018: 1.46%; December 31, 2017: 1.44%. Class I: December 31, 2021: 1.16%; December 31, 2020: 1.16%; December 31, 2019: 1.16%; December 31, 2018: 1.16%; December 31, 2017: 1.19%.

(e)	Amount represents less than $0.005.
(f)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 76%, 80%, 55%, 108%, and 137% in 2017, 2018, 2019, 2020 and 2021 respectively.
(g)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/WMC Equity Income Fund(a)(b)(c)
Class A
12/31/21		12.67	0.44	2.81	3.25	—	—	15.92	25.65	660,717	50	0.80		0.90		3.01
12/31/20		12.35	0.21	0.11	0.32	—	—	12.67	2.59	546,210	40	0.59		0.93		1.88
12/31/19		9.98	0.19	2.18	2.37	—	—	12.35	23.75	359,069	33	0.58		0.94		1.70
12/31/18		10.67	0.10	(0.79)	(0.69)	—	—	9.98	(6.47)	155,905	36	0.58		0.98		0.90
12/31/17	(d)	10.00	(0.02)	0.69	0.67	—	—	10.67	6.70	29,181	38	0.58		0.98		(0.58)

Class I
12/31/21		12.81	0.48	2.85	3.33	—	—	16.14	26.00	20,846	50	0.50		0.60		3.25
12/31/20		12.44	0.26	0.11	0.37	—	—	12.81	2.97	16,185	40	0.29		0.63		2.28
12/31/19		10.03	0.19	2.22	2.41	—	—	12.44	24.03	9,821	33	0.28		0.64		1.67
12/31/18		10.69	0.08	(0.74)	(0.66)	—	—	10.03	(6.17)	3,386	36	0.28		0.68		0.74
12/31/17	(d)	10.00	(0.01)	0.70	0.69	—	—	10.69	6.90	281	38	0.28		0.68		(0.28)

JNL/WMC Global Real Estate Fund(e)(f)
Class A
12/31/21		9.56	0.11	2.44	2.55	—	—	12.11	26.67	1,019,522	147	1.04		1.04		0.97
12/31/20		10.88	0.17	(1.49)	(1.32)	—	—	9.56	(12.13)	900,492	150	1.05		1.05		1.82
12/31/19		8.88	0.22	1.78	2.00	—	—	10.88	22.52	1,192,796	52	1.05		1.05		2.11
12/31/18		9.97	0.22	(0.86)	(0.64)	(0.38)	(0.07)	8.88	(6.38)	1,125,411	57	1.04		1.04		2.26
12/31/17		9.53	0.20	0.75	0.95	(0.31)	(0.20)	9.97	10.19	1,373,022	55	1.05	(g)	1.05	(g)	2.06

Class I
12/31/21		9.77	0.14	2.51	2.65	—	—	12.42	27.12	5,383	147	0.74		0.74		1.28
12/31/20		11.09	0.12	(1.44)	(1.32)	—	—	9.77	(11.90)	3,424	150	0.75		0.75		1.26
12/31/19		9.02	0.23	1.84	2.07	—	—	11.09	22.95	35,743	52	0.75		0.75		2.24
12/31/18		10.13	0.24	(0.86)	(0.62)	(0.42)	(0.07)	9.02	(6.17)	160,039	57	0.74		0.74		2.43
12/31/17	(h)	9.67	0.27	0.72	0.99	(0.33)	(0.20)	10.13	10.46	602,227	55	0.77	(g)	0.77	(g)	2.74

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund - Class A: December 31, 2021: 0.89%, 0.99%, 2.92%; December 31, 2020: 0.89%, 1.23%, 1.58%; December 31, 2019: 0.88%, 1.24%, 1.40%; December 31, 2018: 0.87%, 1.27%, 0.61%; December 31, 2017: 0.89%, 1.29%, (0.89%). JNL/WMC Equity Income Fund - Class I: December 31, 2021: 0.59%, 0.69%, 3.16%; December 31, 2020: 0.59%, 0.93%, 1.98%; December 31, 2019: 0.58%, 0.94%, 1.37%; December 31, 2018: 0.57%, 0.97%, 0.45%; December 31, 2017: 0.59%, 0.99%, (0.59%).

(b)	Effective April 26, 2021, JNL/Vanguard Equity Income Fund name was changed to JNL/WMC Equity Income Fund.
(c)	Effective April 26, 2021, the Fund became a Sub-Advised fund. Prior to April 26, 2021, the Fund was a Feeder Fund.
(d)	The Fund commenced operations on September 25, 2017.
(e)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(f)	Effective April 26, 2021, JNL/Invesco Global Real Estate Fund name was changed to JNL/WMC Global Real Estate Fund.
(g)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees.

(h)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Government Money Market Fund(a)
Class A
12/31/21		1.00	0.00	0.00	0.00	—		—	1.00	0.00	2,061,601	N/A	0.07		0.56	0.00	(b)
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.21	2,389,749	N/A	0.24		0.56	0.13	(b)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.54	1,261,526	N/A	0.72	(d)	0.57	1.53	(b)
12/31/18		1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.13	1,426,473	N/A	0.77	(d)	0.57	1.13	(b)
12/31/17		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.13	1,194,603	N/A	0.78	(d)	0.56	0.12	(b)

Class I
12/31/21		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.04	35,773	N/A	0.07		0.26	0.00	(b)
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.31	44,262	N/A	0.20		0.26	0.15	(b)
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.00	15,034	N/A	0.27		0.27	1.97	(b)
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.64	14,314	N/A	0.27		0.27	1.75	(b)
12/31/17	(e)	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.38	2,440	N/A	0.58	(d)	0.35	0.28	(b)

JNL/WMC Value Fund(a)
Class A
12/31/21		24.09	0.37	6.13	6.50	—		—	30.59	26.98	874,473	29	0.78		0.78	1.32
12/31/20		23.73	0.38	(0.02)	0.36	—		—	24.09	1.52	742,657	47	0.78		0.78	1.77
12/31/19		18.61	0.38	4.74	5.12	—		—	23.73	27.51	822,715	49	0.78		0.78	1.75
12/31/18		24.48	0.41	(2.70)	(2.29)	(0.44)		(3.14)	18.61	(10.30)	691,879	28	0.78		0.78	1.73
12/31/17		22.92	0.41	2.94	3.35	(0.41)		(1.38)	24.48	15.20	840,381	14	0.77		0.77	1.71

Class I
12/31/21		24.96	0.47	6.36	6.83	—		—	31.79	27.36	804,602	29	0.48		0.48	1.63
12/31/20		24.51	0.45	0.00	0.45	—		—	24.96	1.84	794,557	47	0.48		0.48	2.05
12/31/19		19.17	0.45	4.89	5.34	—		—	24.51	27.86	692,719	49	0.48		0.48	2.05
12/31/18		25.13	0.49	(2.78)	(2.29)	(0.53)		(3.14)	19.17	(10.02)	548,769	28	0.48		0.48	2.02
12/31/17	(e)	23.47	0.45	3.05	3.50	(0.46)		(1.38)	25.13	15.49	751,554	14	0.50		0.50	1.85

(a)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(b)

The ratios for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL/WMC Government Money Market Fund for 2017, 2018, 2019, 2020 and 2021 was 0.33%, 1.33%, 1.68%, (0.19%) and (0.49%), respectively, for Class A and 0.52%, 1.75%, 1.97%, 0.21% and (0.19)% respectively, for Class I shares.

(c)	Amount represents less than $0.005.
(d)	Includes payments for recovery of contractual expense waivers.
(e)	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements

December 31, 2021
NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at December 31, 2021 consisted of one hundred and twenty-eight (128) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds. Prudential plc and Athene Life Re Ltd. each hold a minority economic interest in Jackson. Prior to September 13, 2021, Prudential plc owned a majority interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund and JNL/American Funds Washington Mutual Investors Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund and JNL/Mellon Small Cap Index Fund. These Funds are collectively known as "JNL/Mellon Feeder Funds".

JNAM (Adviser to each Feeder Fund) Mellon Investments Corporation (Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNAM (Adviser to each Fund)

JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund and JNL/Goldman Sachs Managed Moderate Growth Fund. These Funds are collectively known as "JNL/Goldman Sachs Funds of Funds".

JNAM (Adviser to each Fund) Goldman Sachs Asset Management, L.P. (Sub-Adviser to each Fund)

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund and JNL iShares Tactical Moderate Growth Fund. These Funds are collectively known as "JNL iShares Tactical Funds".

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund. These Funds are collectively known as "JNL Mellon Master Funds".

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon World Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP

Kayne Anderson Rudnick Investment Management, LLC
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC
Western Asset Management Company, LLC

JNL Multi-Manager Emerging Markets Equity Fund	Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC Wellington Management Company LLP
JNL Multi-Manager International Small Cap Fund	Baillie Gifford Overseas Limited Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Nuance Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	Granahan Investment Management, Inc. Kayne Anderson Rudnick Investment Management, LLC Victory Capital Management Inc. WCM Investment Management, LLC
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Cooke & Bieler, L.P. Reinhart Partners, Inc. River Road Asset Management, LLC WCM Investment Management, LLC
JNL/AQR Large Cap Defensive Style Fund	AQR Capital Management, LLC
JNL/Baillie Gifford International Growth Fund and JNL/Baillie Gifford U.S. Equity Growth Fund	Baillie Gifford Overseas Limited
JNL/BlackRock Advantage International Fund and JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/BlackRock Global Allocation Fund	BlackRock Investment Management, LLC BlackRock Singapore Limited (Sub-Sub-Adviser)
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First Sentier Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton Growth Allocation Fund	Franklin Advisers, Inc. ClearBridge Investments, LLC (Sub-Sub-Adviser) Franklin Templeton Institutional, LLC (Sub-Sub-Adviser) Templeton Global Advisors Limited (Sub-Sub-Adviser)
JNL/Goldman Sachs 4 Fund	Goldman Sachs Asset Management, L.P. Mellon Investments Corporation (Co-Sub-Adviser)
JNL/GQG Emerging Markets Equity Fund	GQG Partners LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.
JNL/Heitman U.S. Focused Real Estate Fund	Heitman Real Estate Securities LLC
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco International Growth Fund and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/JPMorgan U.S. Value Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/Mellon Equity Income Fund	Newton Investment Management North America, LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company (d/b/a MFS Investment Management)
JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, and JNL/PPM America Total Return Fund	PPM America, Inc.*

JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund

T. Rowe Price Associates, Inc.
JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

Each Master Fund is a series of the American Funds Insurance Series® or JNL Mellon Master Funds, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of December 31, 2021, the JNL/American Funds Feeder Funds and JNL/Mellon Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 9.2%, JNL/American Funds Bond Fund of America Fund 0.5%, JNL/American Funds Capital Income Builder Fund 24.8%, JNL/American Funds Capital World Bond Fund 23.2%, JNL/American Funds Global Growth Fund 10.5%, JNL/American Funds Global Small Capitalization Fund 19.8%, JNL/American Funds Growth Fund 10.0%, JNL/American Funds Growth-Income Fund 24.6%, JNL/American Funds International Fund 19.5%, JNL/American Funds New World Fund 39.8%, JNL/American Funds Washington Mutual Investors Fund 35.4%, JNL/Mellon Bond Index Fund 100.0%, JNL/Mellon Emerging Markets Index Fund 100.0%, JNL/Mellon International Index Fund 100.0%, JNL/Mellon S&P 400 MidCap Index Fund 100.0% and JNL/Mellon Small Cap Index Fund 100.0%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report. For the JNL/Mellon Feeder Funds, the JNL Mellon Master Funds are included here in this report. For the JNL/American Funds Feeder Funds, this report should be read in conjunction with the American Funds Insurance Series Master Funds’ shareholder reports. The American Funds Insurance Series Master Funds' shareholder reports are available on the SEC’s website at www.sec.gov or at connect.rightprospectus.com/Jackson.

JNL Series Trust

Notes to Financial Statements

December 31, 2021

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund and JNL/Morningstar Wide Moat Index Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund, which only offer Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective April 26, 2021, the names changed for the following funds:

Prior Fund Name	Effective April 26, 2021 Fund Name
JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Washington Mutual Investors Fund
JNL/First State Global Infrastructure Fund	JNL/First Sentier Global Infrastructure Fund
JNL/Invesco Global Real Estate Fund[1]	JNL/WMC Global Real Estate Fund
JNL/JPMorgan Growth & Income Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon MSCI World Index Fund	JNL/Mellon World Index Fund
JNL/Vanguard Equity Income Fund[2]	JNL/WMC Equity Income Fund
JNL/Vanguard International Fund[3]	JNL/Baillie Gifford International Growth Fund
JNL/Vanguard U.S. Stock Market Index Fund[4]	JNL/Mellon U.S. Stock Market Index Fund

1 Effective April 26, 2021, the Sub-Adviser for the Fund changed from Invesco Advisers, Inc. to Wellington Management Company LLP.

2 Effective April 26, 2021, Wellington Management Company LLP was added as a Sub-Adviser to the Fund. Prior to April 26, 2021, the Fund operated as a Feeder Fund.

3 Effective April 26, 2021, Baillie Gifford Overseas Limited was added as a Sub-Adviser to the Fund. Prior to April 26, 2021, the Fund operated as a Feeder Fund.

4 Effective April 26, 2021, Mellon Investments Corporation was added as a Sub-Adviser to the Fund. Prior to April 26, 2021, the Fund operated as a Fund of Funds.

Effective April 26, 2021, Kayne Anderson Rudnick Investment Management, LLC was added as a Sub-Adviser to JNL Multi-Manager Alternative Fund, Baillie Gifford Overseas Limited was added as a Sub-Adviser to JNL Multi-Manager International Small Cap Fund, River Road Asset Management, LLC was added as a Sub-Adviser to JNL Multi-Manager Small Cap Value Fund and Goldman Sachs Asset Management, L.P and Mellon Investments Corporation were added as Sub-Advisers to JNL/Goldman Sachs 4 Fund. At that time, the JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the JNL/Goldman Sachs 4 Fund was considered a “Fund of Funds” and JNAM was the Adviser to the Fund. Also effective April 26, 2021, Ivy Investment Management Company was removed as a Sub-Adviser to JNL/JPMorgan Global Allocation Fund. Effective September 2, 2021, ClearBridge Investments, LLC was added as a Sub-Sub-Adviser to JNL/Franklin Templeton Growth Allocation Fund, BlackRock Singapore Limited was added as a Sub-Sub-Adviser to JNL/BlackRock Global Allocation Fund and for JNL/Mellon Equity Income Fund, the Sub-Adviser changed from Mellon Investments Corporation to Newton Investment Management North America, LLC, a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation.

The following mergers were effective after close of business on April 23, 2021, for the Funds indicated.

Acquired Fund	Acquiring Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Large Cap Defensive Style Fund
JNL/AQR Managed Futures Strategy Fund	JNL Moderate Growth Allocation Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL Multi-Manager Alternative Fund
JNL/DFA Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/DFA Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL/Franklin Templeton International Small Cap Fund	JNL Multi-Manager International Small Cap Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs International 5 Fund	JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Index 5 Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/PPM America Small Cap Value Fund	JNL Multi-Manager Small Cap Value Fund
JNL/RAFI® Fundamental Asia Developed Fund	JNL/Mellon International Index Fund
JNL/RAFI® Fundamental Europe Fund	JNL/Mellon International Index Fund
JNL/Vanguard Capital Growth Fund	JNL/ T. Rowe Price Established Growth Fund
JNL/Vanguard Global Bond Market Index Fund	JNL/Mellon Bond Index Fund
JNL/Vanguard International Stock Market Index Fund	JNL/Mellon International Index Fund
JNL/Vanguard Small Company Growth Fund	JNL Multi-Manager Small Cap Growth Fund

Effective April 26, 2021, each of the following Funds became a Feeder Fund. Each Fund continues to be advised by JNAM and seeks to achieve its investment objective by investing its assets in a corresponding master fund that is sub-advised by Mellon Investments Corporation. Prior to April 26, 2021, each Fund was sub-advised by Mellon Investments Corporation and held securities selected by the Sub-Adviser and was considered a Sub-Advised

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Fund. On April 26, 2021, each Fund received shares of the Master Fund in a tax-free exchange for assets in the Sub-Advised Fund. JNL Emerging Markets Index Fund and JNL International Index Fund elected to maintain the historical cost of the investments received from their respective feeder funds and JNL Bond Index Fund, JNL Mid Cap Index Fund and JNL Small Cap Index Fund elected to step up cost basis to fair value at the time of the merger.

Existing Fund reorganized into Feeder Fund	Master Fund	Shares Exchanged	Principal Amount ($)	Unrealized Gain/(Loss) immediately prior to reorganization ($)
JNL/Mellon Bond Index Fund	JNL Bond Index Fund	133,156	1,331,555	43,565
JNL/Mellon Emerging Markets Index Fund	JNL Emerging Markets Index Fund	119,500	1,195,000	137,643
JNL/Mellon International Index Fund	JNL International Index Fund	268,418	2,684,176	480,529
JNL/Mellon Small Cap Index Fund	JNL Small Cap Index Fund	302,806	3,028,056	866,964
JNL/Mellon S&P 400 MidCap Index Fund	JNL Mid Cap Index Fund	381,376	3,813,759	1,192,543

On December 2, 2021, the Board approved name changes for the following funds, effective April 25, 2022:

Existing Fund Name	Effective April 25, 2022 Fund Name
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Western Asset Global Multi-Sector Bond Fund
JNL/Invesco International Growth Fund	JNL/William Blair International Leaders Fund
JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Morningstar U.S. Sustainability Index Fund
JNL/Mellon Equity Income Fund	JNL/Newton Equity Income Fund

On December 2, 2021, the Board approved the following mergers that will be effective after close of business on April 22, 2022, for the Funds indicated.

Acquired Fund	Acquiring Fund
JNL/BlackRock Advantage International Fund	JNL/DFA International Core Equity Fund
JNL/Franklin Templeton Growth Allocation Fund[1]	JNL Growth Allocation Fund

1Merger is subject to approval by the acquired Fund’s shareholders.

Effective January 1, 2021, the federal income tax status of JNL/Baillie Gifford International Growth Fund changed from a partnership to a RIC.

Effective January 1, 2022, the federal income tax status of JNL Emerging Markets Index Fund, JNL/Mellon Emerging Markets Index Fund and JNL/Mellon World Index Fund changed from a RIC to a partnership. As a result of the tax status change, each Fund’s income, gains, losses and credits are allocated directly to its partners and retain the same character for federal income tax purposes. In addition, each Fund is not able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds did not change in connection with this tax status change. Such a conversion does not impact the contract holders of the separate accounts which own the Funds. The conversion from a RIC to a partnership provides a number of potential benefits to each affected Fund, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a RIC under various tests imposed by the Internal Revenue Code and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit of the Funds’ shareholders and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is notified of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC

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Notes to Financial Statements

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issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit-linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

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Notes to Financial Statements

December 31, 2021

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become uncollectible. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to require a statement of cash flows.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

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Notes to Financial Statements

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Effective February 19, 2021, the SEC adopted Rule 18f-4 under the Investment Company Act – Use of Derivatives by Registered Investment Companies and Business Development Companies. The rule is designed to provide an updated and more comprehensive approach to the regulation of funds’ use of derivatives and other transactions. Funds are required to comply with Rule 18f-4 by August 19, 2022. Management is currently evaluating potential impacts, if any, that adoption of Rule 18f-4 may have on the Funds’ financial statements.

Effective March 8, 2021, the SEC adopted Rule 2a-5 under the Investment Company Act – Good Faith Determinations of Fair Value. The rule addresses valuation practices and the role of fund board of directors with respect to the fair value of the investments of a fund. The SEC has provided an eighteen-month transition period, beginning from the effective date of the rule, for funds to prepare to come into compliance with the rule. Management is currently evaluating potential impacts that adoption of Rule 2a-5 may have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2021:

	Balance at Beginning of Year ($)	Transfers into Level 3 During the Year[2] ($)	Transfers out of Level 3 During the Year[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Year ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Year[1] ($)
JNL Multi-Manager Alternative Fund
Other Equity Interests	12,225	—	—	(7,628)	4,074	—	8,671[3]	100
JNL/DoubleLine Total Return Fund
Government and Agency Obligations	—	—	(43,531)[4]	—	43,531[4]	—	—	—
JNL/First Sentier Global Infrastructure Fund
Common Stocks	—	58,440[5]	(58,440)[5]	—	—	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund
Short Term Investments	—	—	(4,228)[6]	—	4,228[6]	—	—	—
JNL/GQG Emerging Markets Equity Fund
Common Stocks	—	10,224[7]	(10,224)[7]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Common Stocks	7,901	—	—	(4,696)	203	—	3,408[8]	61
JNL/WMC Global Real Estate Fund
Common Stocks	—	12,723[9]	(12,723)[9]	—	—	—	—	—

1  Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at December 31, 2021.

2 There were no significant transfers between Level 3 and Level 2 valuations during the year ended December 31, 2021 except for those noted.

3 The fair value measurement of certain other equity interests held in JNL Multi-Manager Alternative Fund were determined based on multiple broker quotes. Changes to the model

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inputs may result in changes to the other equity interest’s fair value measurements at December 31,2021.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	5.93-6.60 (6.27)

4  During the year, the valuation of the government and agency obligations held in JNL/Doubleline Total Return Fund were transferred from a Level 3 valuation to a Level 2 valuation. At year end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using a single broker quote and considered a Level 3 valuation.

5 During the year, the valuation of certain common stocks held in JNL/First Sentier Global Infrastructure Fund were transferred from a Level 3 Valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 Valuation.

6 During the year, the valuation of the short-term investments held in JNL/Franklin Templeton Global Multisector Fund were transferred from a Level 3 valuation to a Level 2 valuation. At year end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the purchase price and considered a Level 3 valuation.

7 During the year, the valuation of certain common stocks held in JNL/GQG Emerging Markets Equity Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3. They were then changed during the halt to the last traded price adjusted by an ADR movement and considered a Level 2 valuation. At year end, they were valued by an independent pricing service and were considered a Level 2 valuation.

8  The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at December 31, 2021.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	5.93-6.60 (6.27)

9 During the year, the valuation of certain common stocks held in JNL/WMC Global Real Estate Fund were transferred from a Level 3 Valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of these Funds' net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive

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Notes to Financial Statements

December 31, 2021

non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the year ended December 31, 2021, were as follows: JNL Multi-Manager Alternative Fund, $41,441 and 0.69%, respectively, for 365 days outstanding; JNL/PIMCO Investment Grade Credit Bond Fund, $5,067 and 0.04%, respectively, for 68 days outstanding; JNL/PIMCO Real Return Fund, $307,442 and 0.00%, respectively, for 12 days outstanding. The value of reverse repurchase agreements and collateral pledged at December 31, 2021 was as follows:

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Notes to Financial Statements

December 31, 2021

Counter-party	Collateral	Interest Rate Expense/ Income[1] (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL Multi-Manager Alternative Fund
GSC	Treasury, United States Department of, 1.63%, due 11/15/50	0.11	01/25/2022	3,258	3,146
GSC	Treasury, United States Department of, 1.63%, due 11/15/50	0.11	01/25/2022	4,189	3,993
GSC	Treasury, United States Department of, 1.63%, due 11/15/50	0.11	01/25/2022	4,655	4,560
RBC	Federal National Mortgage Association, Inc., 3.24-4.40%, due 01/01/28-01/01/33	0.13	03/14/2022	4,594	4,442
RBC	Federal Home Loan Mortgage Corporation, 3.94%, due 01/15/33			901
	Federal National Mortgage Association, Inc., 2.57-6.15%, due 11/25/42-01/25/51			5,737
	Government National Mortgage Association, 2.55-6.20%, due 6/20/45-11/20/51			9,734
		0.75	01/10/2022	16,372	13,376
				33,068	29,517
JNL/PIMCO Real Return Fund
JPM	Treasury, United States Department of, 1.38%, due 02/15/44	0.12	01/04/2022	93,419	92,634
JPM	Treasury, United States Department of, 0.13-0.38%, due 01/15/27-07/15/31	0.12	01/03/2022	288,274	286,422
				381,693	379,056

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the year ended December 31, 2021, were as follows: JNL/PIMCO Income Fund, $46,802 and 0.00%, respectively, for 2 days outstanding; JNL/PIMCO Investment Grade Credit Bond Fund, $258,167 and 0.03%, respectively, for 331 days outstanding; and JNL/PIMCO Real Return Fund, $575,312 and 0.06%, respectively, for 362 days outstanding. At December 31, 2021, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund had $280 and $72, respectively, of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of December 31, 2021:

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Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable ($)
JNL/PIMCO Investment Grade Credit Bond Fund
U.S. Treasury Obligations	BCY	0.01	01/06/2022	23,226
U.S. Treasury Obligations	BCY	0.02	01/10/2022	4,586
U.S. Treasury Obligations	BCY	0.09	01/12/2022	5,465
U.S. Treasury Obligations	CSN	0.09 – 0.10	01/03/2022	30,228
U.S. Treasury Obligations	CSN	0.12	01/05/2022	198
U.S. Treasury Obligations	UBS	0.07	01/14/2022	53,313
U.S. Treasury Obligations	UBS	0.09	03/11/2022	27,150
				144,166

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable ($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	BCY	0.06	01/06/2022	10,790
	U.S. Treasury Obligations	BCY	0.08	01/10/2022	14,360
	U.S. Treasury Obligations	GSC	0.14	01/04/2022	194,185
	U.S. Treasury Obligations	GSC	0.11	01/07/2022	6,480
	U.S. Treasury Obligations	MSC	0.12	01/04/2022	1,413,383
	U.S. Treasury Obligations	UBS	0.09	02/25/2022	12,669
					1,651,867

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Typically, convertible securities pay dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Credit-Linked Structured Notes. Certain Funds may use credit-linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit-linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit-linked note

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plus any accrued interest. The reference credit and its credit rating, for each credit-linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current fair value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial

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Notes to Financial Statements

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stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put

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options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current fair value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its

JNL Series Trust

Notes to Financial Statements

December 31, 2021

obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds may use credit default swap agreements on corporate or sovereign issues. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

Certain Funds may use credit default swap agreements on asset-backed securities. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Certain Funds may use credit default swap agreements on credit indices. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based

JNL Series Trust

Notes to Financial Statements

December 31, 2021

on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. Certain Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2021. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of December 31, 2021. For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2021.

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL Emerging Markets Index Fund Derivative Strategies - The fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial purposes.

JNL Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	92	—	—	92
Total derivative instruments liabilities	—	—	92	—	—	92
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	96	—	96
Futures/futures options contracts	—	—	8,387	—	—	8,387
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	86	—	—	86

JNL Emerging Markets Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	21,880	137	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL International Index Fund Derivatives Strategies - The fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	191	—	191
Total derivative instruments assets	—	—	—	191	—	191
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	95	—	95
[8] Variation margin on futures/futures options contracts	—	—	35	—	—	35
Total derivative instruments liabilities	—	—	35	95	—	130
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	285	—	285
Futures/futures options contracts	—	—	1,871	—	—	1,871
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	96	—	96
Futures/futures options contracts	—	—	235	—	—	235

† The JNL International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL International Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	81	(81)	—	—	—	—
BOA	45	—	—	45	—	—
UBS	65	—	—	65	—	—
Derivatives eligible for offset	191	(81)	—	110
Derivatives not eligible for offset	—				—	—
	191
Derivative Liabilities by Counterparty*
BCL	95	(81)	—	14	—	—
Derivatives eligible for offset	95	(81)	—	14
Derivatives not eligible for offset	35				1,159	—
	130

JNL International Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	23,109	163,264	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades to express views on a country’s interest rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds and to obtain credit exposure. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Purchased options, at value	—	—	50	404	223	677
Forward foreign currency contracts	—	—	—	1,041	—	1,041
[8] Variation margin on futures/futures options contracts	—	—	—	33	720	753
[8] Variation margin on swap agreements	—	4	—	—	71	75
OTC swap agreements	—	—	3,467	—	—	3,467
Total derivative instruments assets	—	4	3,517	1,478	1,014	6,013
Derivative instruments liabilities:
Written options, at value	—	—	78	203	462	743
Forward foreign currency contracts	—	—	—	1,235	—	1,235
[8] Variation margin on futures/futures options contracts	—	—	—	61	176	237
[8] Variation margin on swap agreements	—	5	—	—	141	146
OTC swap agreements	—	—	3,980	—	1,684	5,664
Total derivative instruments liabilities	—	5	4,058	1,499	2,463	8,025
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Purchased option contracts	—	(13)	(479)	(1,947)	(3,052)	(5,491)
Written option contracts	—	17	225	2,373	8,545	11,160
Forward foreign currency contracts	—	—	—	888	—	888
Futures/futures options contracts	—	—	—	(586)	(11,192)	(11,778)
Swap agreements	—	387	(23,795)	—	6,163	(17,245)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	84	(274)	(12)	(202)
Written options	—	1	9	388	132	530
Forward foreign currency contracts	—	—	—	1,084	—	1,084
Futures/futures options contracts	—	—	—	(111)	2,620	2,509
Swap agreements	—	(129)	4,507	—	(1,320)	3,058

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	69	(69)	—	—	—	—
BOA	128	(128)	—	—	—	—
CGM	109	(5)	—	104	—	—
CIT	346	(315)	(31)	—	160	—
GSC	3,205	(3,205)	—	—	—	—
HSB	47	(47)	—	—	—	—
JPM	489	(489)	—	—	—	—
MSC	442	(442)	—	—	—	—
WFI	13	—	—	13	—	—
Derivatives eligible for offset	4,848	(4,700)	(31)	117
Derivatives not eligible for offset	1,165				—	—
	6,013
Derivative Liabilities by Counterparty*
BNP	147	(69)	(60)	18	60	—
BOA	396	(128)	(268)	—	1,670	—
CGM	5	(5)	—	—	—	—
CIT	315	(315)	—	—	1,310	—
GSC	3,776	(3,205)	(571)	—	16,140	—
HSB	624	(47)	(577)	—	1,690	—
JPM	767	(489)	(278)	—	2,680	—
MBL	8	—	(8)	—	140	—
MLP	144	—	(144)	—	2,993	—
MSC	799	(442)	(357)	—	14,344	—
SSB	92	—	—	92	—	—
Derivatives eligible for offset	7,073	(4,700)	(2,263)	110
Derivatives not eligible for offset	952				10,101	3,265
	8,025

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	2,262	1,008,739	134,044	349,641	—	17,396	91,705	97,127

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to invest in swap positions on dividend futures to obtain exposure to dividend payments. The fund entered into contracts for difference as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Purchased options, at value	—	9	10,468	394	2,378	13,249
Forward foreign currency contracts	—	—	—	4,306	—	4,306
[8] Variation margin on futures/futures options contracts	—	—	965	—	398	1,363
[8] Variation margin on swap agreements	—	69	—	—	370	439
OTC swap agreements	—	32	456	—	—	488
OTC swap premiums paid	—	206	—	—	—	206
Total derivative instruments assets	—	316	11,889	4,700	3,146	20,051
Derivative instruments liabilities:
Written options, at value	—	2	5,940	109	2,325	8,376
Forward foreign currency contracts	—	—	—	5,959	—	5,959
[8] Variation margin on futures/futures options contracts	—	—	164	—	701	865
[8] Variation margin on swap agreements	—	56	—	—	715	771
OTC swap agreements	—	253	701	—	377	1,331
OTC swap premiums received	—	77	—	—	—	77
Total derivative instruments liabilities	—	388	6,805	6,068	4,118	17,379
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Purchased option contracts	(571)	(1,689)	(19,442)	(2,853)	(10,718)	(35,273)
Written option contracts	544	838	27,592	1,330	8,288	38,592
Forward foreign currency contracts	—	—	—	(24,831)	—	(24,831)
Futures/futures options contracts	—	—	(93,996)	—	(26,299)	(120,295)
Swap agreements	—	1,361	4,536	—	(3,735)	2,162
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	(37)	(8,465)	(533)	1,000	(8,035)
Written options	—	7	2,642	86	800	3,535
Forward foreign currency contracts	—	—	—	(8,460)	—	(8,460)
Futures/futures options contracts	—	—	5,227	—	163	5,390
Swap agreements	—	(1,293)	(1,312)	—	19,145	16,540

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	309	(309)	—	—	—	—
BNP	1,761	(630)	—	1,131	—	—
BOA	216	(216)	—	—	—	23
CCI	32	—	—	32	—	—
CIT	1,224	(1,216)	(8)	—	301	—
CSI	65	(65)	—	—	—	—
DUB	701	(701)	—	—	250	—
GSC	810	(810)	—	—	—	—
HSB	252	(127)	—	125	—	—
JPM	629	(629)	—	—	248	—
MSC	1,812	(1,438)	(150)	224	150	—
NSI	25	(17)	(8)	—	9	—
UBS	416	(293)	(20)	103	20	—
WFI	117	(23)	—	94	—	—
Derivatives eligible for offset	8,369	(6,474)	(186)	1,709
Derivatives not eligible for offset	11,682				—	—
	20,051
Derivative Liabilities by Counterparty*
BCL	1,123	(309)	(814)	—	439	436
BNP	630	(630)	—	—	—	103
BOA	592	(216)	(376)	—	440	8,403
CIT	1,216	(1,216)	—	—	100	—
CSI	123	(65)	(29)	29	—	29
DUB	1,589	(701)	—	888	—	—
GSC	1,479	(810)	(157)	512	—	157
HSB	127	(127)	—	—	—	118
JPM	2,699	(629)	(20)	2,050	20	—
MSC	1,438	(1,438)	—	—	—	—
NSI	17	(17)	—	—	—	—
UBS	293	(293)	—	—	20	52,989
WFI	23	(23)	—	—	—	—
Derivatives eligible for offset	11,349	(6,474)	(1,396)	3,479
Derivatives not eligible for offset	6,030				49,447	—
	17,379

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	39,982	1,734,417	903,552	1,795,576	—	177,771	18,242	20,641

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into options as a directional investment, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates, securities prices, inflation and interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	5	5
Total derivative instruments assets	—	—	—	—	5	5
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	23	23
Total derivative instruments liabilities	—	—	—	—	23	23
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(8)	(8)
Written option contracts	—	—	—	—	58	58
Futures/futures options contracts	—	—	—	—	325	325
Swap agreements	—	—	—	—	(113)	(113)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	14	14
Written options	—	—	—	—	(6)	(6)
Futures/futures options contracts	—	—	—	—	71	71
Swap agreements	—	—	—	—	15	15

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	279	22,155	—	5,193	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/Franklin Templeton Growth Allocation Fund Derivative Strategies – The Fund entered into purchased options as a directional investment. The Fund entered into futures contracts as a substitute for investment in physical securities and to obtain exposure to or hedge changes in securities prices and interest rates. The Fund entered into credit default swaps to obtain credit exposure. The fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Franklin Templeton Growth Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	18	—	3	21
OTC swap agreements	—	2	—	—	—	2
OTC swap premiums paid	—	1	—	—	—	1
Total derivative instruments assets	—	3	18	—	3	24
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	72	—	16	88
OTC swap agreements	—	9	—	—	—	9
OTC swap premiums received	—	42	—	—	—	42
Total derivative instruments liabilities	—	51	72	—	16	139
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Written option contracts	—	—	10	—	—	10
Forward foreign currency contracts	—	—	—	92	—	92
Futures/futures options contracts	—	—	12,555	—	1,198	13,753
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(292)	—	(56)	(348)
Swap agreements	—	(7)	—	—	—	(7)

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	2	—	—	2	—	—
Derivatives eligible for offset	2	—	—	2
Derivatives not eligible for offset	22				—	—
	24
Derivative Liabilities by Counterparty*
JPM	9	—	(9)	—	60	—
Derivatives eligible for offset	9	—	(9)	—
Derivatives not eligible for offset	130				966	—
	139

JNL/Franklin Templeton Growth Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2	72,162	2,705	—	—	350	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,642	—	1,642
[8] Variation margin on futures/futures options contracts	—	—	788	899	7	1,694
Total derivative instruments assets	—	—	788	2,541	7	3,336
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	925	—	925
[8] Variation margin on futures/futures options contracts	—	—	401	—	182	583
Total derivative instruments liabilities	—	—	401	925	182	1,508
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	2,564	—	—	2,564
Forward foreign currency contracts	—	—	—	5,583	—	5,583
Futures/futures options contracts	—	—	19,362	(19,056)	1,603	1,909
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	927	—	—	927
Forward foreign currency contracts	—	—	—	2,145	—	2,145
Futures/futures options contracts	—	—	(207)	(1,613)	(967)	(2,787)

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	17	(17)	—	—	—	—
BNP	426	(426)	—	—	—	—
CIT	6	(6)	—	—	—	—
GSC	1,086	(283)	—	803	—	—
MLP	84	(49)	—	35	—	—
SSB	14	(14)	—	—	—	—
TDB	9	(9)	—	—	—	—
Derivatives eligible for offset	1,642	(804)	—	838
Derivatives not eligible for offset	1,694				—	—
	3,336
Derivative Liabilities by Counterparty*
BCL	46	(17)	—	29	—	—
BNP	499	(426)	—	73	—	—
CIT	6	(6)	—	—	—	—
GSC	283	(283)	—	—	—	—
MLP	49	(49)	—	—	—	—
SSB	16	(14)	—	2	—	—
TDB	26	(9)	—	17	—	—
Derivatives eligible for offset	925	(804)	—	121
Derivatives not eligible for offset	583				3,261	20,025
	1,508

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	891	706,175	246,468	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Purchased options, at value	—	—	12,158	—	—	12,158
Total derivative instruments assets	—	—	12,158	—	—	12,158
Derivative instruments liabilities:
Written options, at value	—	—	12,058	—	—	12,058
[8] Variation margin on futures/futures options contracts	—	—	321	—	—	321
Total derivative instruments liabilities	—	—	12,379	—	—	12,379
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	(49,923)	—	—	(49,923)
Written option contracts	—	—	(34,723)	—	—	(34,723)
Futures/futures options contracts	—	—	3,075	—	—	3,075
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	(74)	—	—	(74)
Futures/futures options contracts	—	—	(61)	—	—	(61)

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	22,811	11,262	—	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/Mellon World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows, to obtain exposure to or hedge changes in securities prices and to hedge accrued dividends. The Fund entered into forward currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	11	—	11
Total derivative instruments assets	—	—	—	11	—	11
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	5	—	5
[8] Variation margin on futures/futures options contracts	—	—	14	—	—	14
Total derivative instruments liabilities	—	—	14	5	—	19
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(49)	—	(49)
Futures/futures options contracts	—	—	1,203	—	—	1,203
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(6)	—	(6)
Futures/futures options contracts	—	—	41	—	—	41

JNL/Mellon World Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	5	(5)	—	—	—	—
BOA	2	—	—	2	—	—
UBS	4	—	—	4	—	—
Derivatives eligible for offset	11	(5)	—	6
Derivatives not eligible for offset	—				—	—
	11
Derivative Liabilities by Counterparty*
BCL	5	(5)	—	—	—	—
Derivatives eligible for offset	5	(5)	—	—
Derivatives not eligible for offset	14				327	—
	19

JNL/ Mellon World Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	4,769	5,541	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to manage duration at the cross-sector level. The fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	996	—	996
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,134	1,134
[8] Variation margin on swap agreements	—	18	—	—	—	18
OTC swap agreements	—	476	—	—	—	476
Total derivative instruments assets	—	494	—	996	1,134	2,624
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	219	—	219
[8] Variation margin on futures/futures options contracts	—	—	—	—	445	445
[8] Variation margin on swap agreements	—	2	—	—	—	2
OTC swap agreements	—	29	—	—	—	29
Total derivative instruments liabilities	—	31	—	219	445	695
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	329	—	329
Futures/futures options contracts	—	—	—	—	14,283	14,283
Swap agreements	—	5,334	—	—	—	5,334
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	408	—	408
Futures/futures options contracts	—	—	—	—	(3,224)	(3,224)
Swap agreements	—	(414)	—	—	—	(414)

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	180	(8)	—	172	—	—
GSC	634	(146)	—	488	—	—
JPM	414	(75)	(270)	69	270	—
SCB	1	—	—	1	—	—
SSB	243	(17)	—	226	—	—
Derivatives eligible for offset	1,472	(246)	(270)	956
Derivatives not eligible for offset	1,152				—	—
	2,624
Derivative Liabilities by Counterparty*
CIT	8	(8)	—	—	—	—
GSC	146	(146)	—	—	70	—
JPM	75	(75)	—	—	—	—
SIC	2	—	—	2	—	—
SSB	17	(17)	—	—	—	—
Derivatives eligible for offset	248	(246)	—	2
Derivatives not eligible for offset	447				1,030	4,143
	695

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	246,802	74,105	—	—	12,286	99,451

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Purchased options, at value	—	—	—	—	154	154
Forward foreign currency contracts	—	—	—	2,901	—	2,901
[8] Variation margin on futures/futures options contracts	—	—	—	—	92	92
[8] Variation margin on swap agreements	—	185	—	—	479	664
OTC swap agreements	—	3,285	—	—	388	3,673
OTC swap premiums paid	—	2,478	—	—	—	2,478
Total derivative instruments assets	—	5,948	—	2,901	1,113	9,962
Derivative instruments liabilities:
Written options, at value	—	48	—	74	1,486	1,608
Forward foreign currency contracts	—	—	—	2,327	—	2,327
[8] Variation margin on futures/futures options contracts	—	—	—	—	923	923
[8] Variation margin on swap agreements	—	10	—	—	882	892
OTC swap agreements	—	459	—	—	—	459
OTC swap premiums received	—	2,865	—	—	14	2,879
Total derivative instruments liabilities	—	3,382	—	2,401	3,305	9,088
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Written option contracts	—	172	—	180	1,664	2,016
Forward foreign currency contracts	—	—	—	(371)	—	(371)
Futures/futures options contracts	—	—	—	—	(4,727)	(4,727)
Swap agreements	—	7,997	—	—	(4,222)	3,775
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(23)	(23)
Written options	—	91	—	(11)	190	270
Forward foreign currency contracts	—	—	—	7,836	—	7,836
Futures/futures options contracts	—	—	—	—	(1,436)	(1,436)
Swap agreements	—	(1,454)	—	—	11,094	9,640

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	180	(32)	—	148	—	—
BOA	178	(97)	—	81	—	—
CGM	570	(353)	—	217	—	—
CIT	1,899	(594)	(1,305)	—	3,589	—
CSI	322	(322)	—	—	—	—
DUB	170	(170)	—	—	—	—
GSC	3,241	(2,671)	(440)	130	440	—
JPM	168	(83)	—	85	—	—
Derivatives eligible for offset	6,728	(4,322)	(1,745)	661
Derivatives not eligible for offset	3,234				—	—
	9,962
Derivative Liabilities by Counterparty*
BCL	32	(32)	—	—	—	—
BOA	97	(97)	—	—	—	—
CGM	353	(353)	—	—	—	—
CIT	594	(594)	—	—	—	—
CSI	329	(322)	—	7	—	—
DUB	235	(170)	—	65	—	—
GSC	2,671	(2,671)	—	—	—	2,286
JPM	83	(83)	—	—	—	—
Derivatives eligible for offset	4,394	(4,322)	—	72
Derivatives not eligible for offset	4,694				11,288	25,481
	9,088

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BOA	71,000	(71,000)	—	—	—	—
CGM	846	(846)	—	—	—	—
CSI	111,332	(111,304)	—	28	—	—
GSC	1,052	(1,052)	—	—	—	—
JPM	56,089	(56,089)	—	—	—	—
MSC	134,262	(134,195)	—	67	—	—
	374,581	(374,486)	—	95

Master Forward Agreement Transaction Liabilities by Counterparty*
BOA	71,015	(71,000)	(15)	—	—	1.535
CGM	847	(846)	—	1	—	—
CSI	111,304	(111,304)	—	—	—	10
GSC	1,056	(1,052)	—	4	—	—
JPM	56,303	(56,089)	(214)	—	—	321
MSC	134,195	(134,195)	—	—	—	—
	374,720	(374,486)	(229)	5

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	719	285,881	400,293	725,684	—	363,403	441

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in interest rates, inflation and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in foreign currency rates. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Investment Grade Credit Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	617	—	617
[8] Variation margin on futures/futures options contracts	—	—	—	—	4	4
[8] Variation margin on swap agreements	—	73	—	—	153	226
OTC swap agreements	—	820	—	—	—	820
OTC swap premiums paid	—	216	—	—	—	216
Total derivative instruments assets	—	1,109	—	617	157	1,883
Derivative instruments liabilities:
Written options, at value	—	81	—	—	187	268
Forward foreign currency contracts	—	—	—	1,002	—	1,002
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
[8] Variation margin on swap agreements	—	21	—	—	206	227
OTC swap agreements	—	65	—	—	—	65
OTC swap premiums received	—	646	—	—	—	646
Total derivative instruments liabilities	—	813	—	1,002	395	2,210
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Written option contracts	—	1,174	—	53	902	2,129
Forward foreign currency contracts	—	—	—	2,385	—	2,385
Futures/futures options contracts	—	—	—	—	(1,838)	(1,838)
Swap agreements	—	3,762	—	—	1,184	4,946
Net change in unrealized appreciation (depreciation) on:
Written options	—	66	—	—	127	193
Forward foreign currency contracts	—	—	—	(198)	—	(198)
Futures/futures options contracts	—	—	—	—	(81)	(81)
Swap agreements	—	(1,041)	—	—	(5,272)	(6,313)

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	220	(19)	(201)	—	270	—
BNP	145	(145)	—	—	—	—
BOA	276	(95)	(181)	—	260	—
CGM	7	(7)	—	—	—	—
CIT	142	(130)	—	12	—	—
DUB	25	(11)	—	14	—	—
GSC	325	(325)	—	—	—	—
JPM	29	(29)	—	—	—	—
MSC	261	(240)	(21)	—	30	—
UBS	7	(7)	—	—	—	—
Derivatives eligible for offset	1,437	(1,008)	(403)	26
Derivatives not eligible for offset	446				—	—
	1,883
Derivative Liabilities by Counterparty*
BCL	19	(19)	—	—	—	—
BNP	281	(145)	—	136	—	—
BOA	95	(95)	—	—	—	—
BPC	18	—	—	18	—	—
CGM	12	(7)	—	5	—	—
CIT	130	(130)	—	—	—	—
DUB	11	(11)	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
GSC	451	(325)	(126)	—	—	304
JPM	63	(29)	—	34	—	—
MSC	240	(240)	—	—	—	—
UBS	15	(7)	—	8	—	—
Derivatives eligible for offset	1,335	(1,008)	(126)	201
Derivatives not eligible for offset	875				2,769	17,974
	2,210

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	32,969	(32,969)	—	—	—	—
BOA	10,566	(10,566)	—	—	—	—
CSI	30,789	(30,789)	—	—	—	—
GSC	1,512	(1,508)	(4)	—	15	—
JPM	16,636	(16,625)	—	11	—	—
UBS	79,871	(79,871)	—	—	—	—
	172,343	(172,328)	(4)	11

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	33,277	(32,969)	—	308	—	—
BOA	10,572	(10,566)	—	6	—	—
CSI	30,942	(30,789)	—	153	—	—
GSC	1,508	(1,508)	—	—	—	—
JPM	16,625	(16,625)	—	—	—	—
UBS	80,463	(79,871)	—	592	—	—
	173,387	(172,328)	—	1,059

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	499	43,723	126,053	99,605	—	235,472	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Purchased options, at value	—	—	—	—	3,181	3,181
Forward foreign currency contracts	—	—	—	982	—	982
[8] Variation margin on futures/futures options contracts	—	—	—	—	137	137
[8] Variation margin on swap agreements	—	—	—	—	750	750
Total derivative instruments assets	—	—	—	982	4,068	5,050
Derivative instruments liabilities:
Written options, at value	—	35	—	—	3,664	3,699
Forward foreign currency contracts	—	—	—	1,495	—	1,495
[8] Variation margin on futures/futures options contracts	—	—	—	—	710	710
[8] Variation margin on swap agreements	—	—	—	—	415	415
Total derivative instruments liabilities	—	35	—	1,495	4,789	6,319
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	—	(269)	(174)	(443)
Written option contracts	—	308	—	—	802	1,110
Forward foreign currency contracts	—	—	—	10,720	—	10,720
Futures/futures options contracts	—	—	—	—	2,367	2,367
Swap agreements	—	(779)	—	—	1,135	356
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	266	1,131	1,397
Written options	—	99	—	—	(1,669)	(1,570)
Forward foreign currency contracts	—	—	—	3,012	—	3,012
Futures/futures options contracts	—	—	—	—	2,312	2,312
Swap agreements	—	790	—	—	(10,400)	(9,610)

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	1,872	(1,872)	—	—	—	—
BOA	18	(16)	—	2	—	—
CIT	712	(102)	(610)	—	640	—
DUB	677	(677)	—	—	—	—
JPM	17	(17)	—	—	—	—
MSC	646	(646)	—	—	370	—
SCB	201	(73)	—	128	—	—
UBS	20	(20)	—	—	—	—
Derivatives eligible for offset	4,163	(3,423)	(610)	130
Derivatives not eligible for offset	887				—	—
	5,050
Derivative Liabilities by Counterparty*
BCL	12	—	—	12	—	—
BNP	2,255	(1,872)	(125)	258	—	125
BOA	16	(16)	—	—	—	—
CIT	102	(102)	—	—	—	—
DUB	707	(677)	—	30	—	—
GSC	4	—	—	4	—	—
JPM	727	(17)	(621)	89	—	621
MSC	751	(646)	—	105	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
SCB	73	(73)	—	—	—	—
UBS	547	(20)	—	527	—	—
Derivatives eligible for offset	5,194	(3,423)	(746)	1,025
Derivatives not eligible for offset	1,125				1,311	10,090
	6,319

	Gross Amount Presented in the Statements of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	25,350	(25,150)	—	200	—	—
GSC	201,095	(200,665)	—	430	—	—
MSC	1,411,664	(1,411,664)	—	—	391	—
UBS	12,214	(12,214)	—	—	—	—
	1,650,323	(1,649,693)	—	630

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	25,150	(25,150)	—	—	—	—
GSC	200,665	(200,665)	—	—	—	—
MSC	1,413,384	(1,411,664)	—	1,720	—	—
UBS	12,669	(12,214)	(345)	110	—	345
	1,651,868	(1,649,693)	(345)	1,830

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	3,568	1,025,325	235,585	548,543	—	4,263	33,929

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/T. Rowe Price Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swap agreements to hedge a portfolio of credit default swaps agreements or bonds.

JNL/T. Rowe Price Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1	—	1
[8] Variation margin on futures/futures options contracts	—	—	—	—	5	5
[8] Variation margin on swap agreements	—	1	—	—	—	1
Total derivative instruments assets	—	1	—	1	5	7
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	—	—	(135)	(135)
Swap agreements	—	19	—	—	—	19
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	—	—	(40)	(40)
Swap agreements	—	1	—	—	—	1

JNL/T. Rowe Price Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	12,935	164	—	—	1,908	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
Purchased options, at value	—	—	274	—	—	274
Forward foreign currency contracts	—	—	—	257	—	257
OTC swap agreements	—	—	5,456	—	—	5,456
Total derivative instruments assets	—	—	5,730	257	—	5,987
Derivative instruments liabilities:
Written options, at value	—	—	1,212	—	—	1,212
Forward foreign currency contracts	—	—	—	141	—	141
OTC swap agreements	—	—	3,360	—	—	3,360
Total derivative instruments liabilities	—	—	4,572	141	—	4,713
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Purchased option contracts	—	—	(2,583)	—	—	(2,583)
Written option contracts	—	—	1,689	—	—	1,689
Forward foreign currency contracts	—	—	—	987	—	987
Swap agreements	—	—	3,912	—	—	3,912
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	332	—	—	332
Written options	—	—	1,249	—	—	1,249
Forward foreign currency contracts	—	—	—	662	—	662
Swap agreements	—	—	(1,152)	—	—	(1,152)
JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	429	(115)	—	314	—	—
GSC	3,617	(1,665)	—	1,952	—	—
JPM	1,771	(1,771)	—	—	—	—
MLP	4	—	—	4	—	—
Derivatives eligible for offset	5,821	(3,551)	—	2,270
Derivatives not eligible for offset	166				—	—
	5,987
Derivative Liabilities by Counterparty*
BOA	115	(115)	—	—	2,060	—
GSC	1,665	(1,665)	—	—	—	—
JPM	2,091	(1,771)	(320)	—	9,620	—
MLP	—	—	—	—	720	—
Derivatives eligible for offset	3,871	(3,551)	(320)	—
Derivatives not eligible for offset	842				—	—
	4,713

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2,521	—	30,994	—	—	—	130,096

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL/ WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond. The Fund entered into forward foreign currency contracts. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/WMC Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	56	56
Total derivative instruments assets	—	—	—	—	56	56
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	133	133
Total derivative instruments liabilities	—	—	—	—	133	133
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2021
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	34	—	34
Futures/futures options contracts	—	—	—	—	4,648	4,648
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(395)	(395)

JNL/WMC Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	121,498	1,450	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/DoubleLine Shiller Enhanced CAPE Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	37,009	—	(37,009)	—	40,750	—
BNP	33,139	—	(33,139)	—	—	37,551
BOA	8,329	—	(8,329)	—	—	9,493
CIB	41,220	—	(41,220)	—	—	45,608
Derivatives eligible for offset	119,697	—	(119,697)	—
Derivatives not eligible for offset	—				—	—
	119,697

JNL/Franklin Templeton Global Multisector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	152	—	(110)	42	110	—
CIT	1,362	(1,362)	—	—	120	—
DUB	803	(726)	(77)	—	480	—
GSC	7	(7)	—	—	—	—
HSB	1,169	(73)	(1,014)	82	—	1,014
JPM	494	(494)	—	—	—	—
MSC	52	(52)	—	—	—	—
Derivatives eligible for offset	4,039	(2,714)	(1,201)	124
Derivatives not eligible for offset	—				—	—
	4,039
Derivative Liabilities by Counterparty*
BNP	450	—	(410)	40	410	—
CIT	1,427	(1,362)	(65)	—	210	—
DUB	726	(726)	—	—	—	—
GSC	737	(7)	(730)	—	760	—
HSB	73	(73)	—	—	—	—
JPM	992	(494)	(460)	38	460	—
MSC	56	(52)	—	4	—	—
Derivatives eligible for offset	4,461	(2,714)	(1,665)	82
Derivatives not eligible for offset	—				—	—
	4,461

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of December 31, 2021, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2021, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.
* Counterparties are defined on page 743 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the year is as follows: JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Mid Cap Index Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/Goldman Sachs 4 Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/AQR Large Cap Defensive Style entered into futures contracts to manage cash flow. JNL/BlackRock Advantage International Fund entered into futures contracts to manage cash flows and forward currency contracts to create foreign exposure in U.S. dollar cash balances. JNL/DFA International Core Equity Fund entered into futures contracts as a means of short-term cash deployment and to manage cash flows. JNL/DoubleLine Core Fixed Income Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Franklin Templeton Global Multisector Bond Fund entered into foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/Franklin Templeton Income Fund entered into written options as a means of risk management/hedging and to generate income. JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/Invesco Diversified Dividend Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/Lord Abbett Short Duration Income Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. JNL/PPM America Total Return Fund entered into futures contracts as a means for risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/T. Rowe Price Capital Appreciation Fund entered into options as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/T. Rowe Price Short-Term Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/Neuberger Berman Commodity Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL/Baillie Gifford International Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Causeway International Value Select Fund, JNL/DFA International Core Equity Fund, JNL/First Sentier Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Global Growth Fund, JNL/Invesco International Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Value Fund, JNL/WCM Focused International Equity Fund and JNL/WMC Global Real Estate Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of December 31, 2021, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the year ended December 31, 2021, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the year, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL/Mellon Emerging Markets Index Fund	—	7,136	—	—
JNL/Mellon International Index Fund	—	3,718	13,964	—
JNL/Mellon S&P 400 MidCap Index Fund	—	8,901	—	—
JNL/Mellon Small Cap Index Fund	—	4,477	—	—
JNL Mid Cap Index Fund	—	42,564	—	—
JNL Small Cap Index Fund	—	15,533	—	—
JNL Multi-Manager Emerging Markets Equity Fund	—	—	3,767	—
JNL Multi-Manager International Small Cap Fund	—	—	5,441	—
JNL Multi-Manager Mid Cap Fund	—	—	46	—
JNL S&P 500 Index Fund	—	3,558	—	—
JNL/AQR Large Cap Defensive Style Fund	—	10,213	—	—
JNL/Baillie Gifford International Growth Fund	—	—	314	—
JNL/BlackRock Advantage International Fund	—	878	525	—
JNL/BlackRock Global Natural Resources Fund	—	—	458	—
JNL/Causeway International Value Select Fund	—	—	4,578	—
JNL/DFA International Core Equity Fund	—	259	207	—
JNL/DoubleLine Core Fixed Income Fund	—	—	4,207	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	2,394,023
JNL/First Sentier Global Infrastructure Fund	—	—	669	—
JNL/Franklin Templeton Global Multisector Bond Fund	—	—	948,934	—
JNL/Goldman Sachs 4 Fund	—	23,847	—	—
JNL/GQG Emerging Markets Equity Fund	—	—	6,736	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL/Harris Oakmark Global Equity Fund	—	—	14,999	—
JNL/Invesco Diversified Dividend Fund	—	—	14,185	—
JNL/Invesco Global Growth Fund	—	—	1,764	—
JNL/Invesco International Growth Fund	—	—	3,716	—
JNL/Lazard International Strategic Equity Fund	—	—	2,174	—
JNL/Loomis Sayles Global Growth Fund	—	—	138	—
JNL/Lord Abbett Short Duration Income Fund	—	191,213	—	—
JNL/Mellon Communication Services Sector Fund	—	1,650	—	—
JNL/Mellon Consumer Discretionary Sector Fund	—	7,051	—	—
JNL/Mellon Consumer Staples Sector Fund	—	1,696	—	—
JNL/Mellon Dow Index Fund	—	25,639	—	—
JNL/Mellon Energy Sector Fund	—	8,770	—	—
JNL/Mellon Financial Sector Fund	—	12,294	—	—
JNL/Mellon Healthcare Sector Fund	—	14,189	—	—
JNL/Mellon Industrials Sector Fund	—	1,622	—	—
JNL/Mellon Information Technology Sector Fund	—	22,291	—	—
JNL/Mellon Materials Sector Fund	—	880	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	—	847	—	—
JNL/Mellon Nasdaq 100 Index Fund	—	41,505	—	—
JNL/Mellon Real Estate Sector Fund	—	1,288	—	—
JNL/Mellon S&P 500 Index Fund	—	74,825	—	—
JNL/Mellon U.S. Stock Market Index Fund	—	25,946	—	—
JNL/Mellon Utilities Sector Fund	—	2,081	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	—	55	—
JNL/Morningstar Wide Moat Index Fund	—	4,555	—	—
JNL/Neuberger Berman Commodity Strategy Fund	—	22,196	—	—
JNL/PPM America Total Return Fund	—	537,123	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	2,347	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	—	12,867	—	—
JNL/T. Rowe Price Capital Appreciation Fund	79,161	—	—	—
JNL/T. Rowe Price Established Growth Fund	—	—	276	—
JNL/T. Rowe Price Short-Term Bond Fund	—	403,381	—	—
JNL/T. Rowe Price Value Fund	—	—	197	—
JNL/WCM Focused International Equity Fund	—	—	994	—
JNL/WMC Global Real Estate Fund	—	—	6,121	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at December 31, 2021 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

						Options Contracts
		Futures Contracts		Swap Agreements
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)
JNL Emerging Markets Index Fund	GSC	927	—	—	—	—
JNL International Index Fund	GSC	1,159	—	—	—	—
JNL Mid Cap Index Fund	GSC	2,923	—	—	—	—
JNL Small Cap Index Fund	GSC	820	—	—	—	—
JNL S&P 500 Index Fund	GSC	258	—	—	—	—
JNL/AQR Large Cap Defensive Style Fund	JPM	690	—	—	—	—
JNL/BlackRock Advantage International Fund	HSB	62	—	—	—	—
JNL/DFA International Core Equity Fund	GSC	58	—	—	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	MSC	—	860	—	804	—
JNL/Goldman Sachs 4 Fund	GSC	1,903	—	—	—	—
JNL/JPMorgan Hedged Equity Fund	GSC	3,058	—	—	—	311,624
JNL/Lord Abbett Short Duration Income Fund	BOA	329	—	—	—	—
JNL/Mellon Communication Services Sector Fund	GSC	177	—	—	—	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	216	—	—	—	—
JNL/Mellon Consumer Staples Sector Fund	GSC	146	—	—	—	—
JNL/Mellon Dow Index Fund	GSC	1,325	—	—	—	—
JNL/Mellon Energy Sector Fund	GSC	488	—	—	—	—
JNL/Mellon Financial Sector Fund	GSC	799	—	—	—	—
JNL/Mellon Healthcare Sector Fund	GSC	433	—	—	—	—
JNL/Mellon Industrials Sector Fund	GSC	132	—	—	—	—
JNL/Mellon Information Technology Sector Fund	GSC	1,373	—	—	—	—
JNL/Mellon Materials Sector Fund	GSC	121	—	—	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	GSC	56	—	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

						Options Contracts
		Futures Contracts		Swap Agreements
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)
JNL/Mellon Nasdaq 100 Index Fund	GSC	3,321	—	—	—	—
JNL/Mellon Real Estate Sector Fund	GSC	109	—	—	—	—
JNL/Mellon S&P 500 Index Fund	GSC	4,088	—	—	—	—
JNL/Mellon U.S. Stock Market Index Fund	GSC	1,747	—	—	—	—
JNL/Mellon Utilities Sector Fund	GSC	159	—	—	—	—
JNL/Mellon World Index Fund	GSC	327	—	—	—	—
JNL/Morningstar Wide Moat Index Fund	GSC	293	—	—	—	—
JNL/Neuberger Berman Commodity Strategy Fund	GSC	1,751	—	—	—	—
JNL/PPM America Total Return Fund	MLP	3,023	—	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	163	—	—	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	662	—	—	—	—
JNL/T. Rowe Price Balanced Fund	JPM	—	69	—	114	—
JNL/T. Rowe Price Short-Term Bond Fund	GSC	—	959	—	—	—
JNL/WMC Balanced Fund	GSC	—	1,133	—	—	—

		Securities Sold Short/Forward Sales Commitments
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Bond Index Fund	MSC	255	—
JNL Multi-Manager Alternative Fund	SSB	34,598	389,680
JNL/JPMorgan Global Allocation Fund	SSB	—	47,392
JNL/Westchester Capital Event Driven Fund	JPM	15,792	25,498

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Underlying Fund Investment Risk. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests, if applicable. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The American Funds Insurance Series Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

LIBOR Replacement Risk. The Funds’ payment obligations, financing terms and investments in certain instruments (including debt securities and derivatives) may be tied to floating rates, such as the London Interbank Offered Rate (“LIBOR”). In 2017, the UK Financial Conduct Authority (“FCA”)

JNL Series Trust

Notes to Financial Statements

December 31, 2021

announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but questions around the liquidity of the new rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. It is difficult to predict the full impact of the transition away from LIBOR on the Funds. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Funds or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur at any time.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total fair value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and fair value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. For Funds that focus their investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Participation Note Risk. Certain Funds may invest in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Epidemic Risk. COVID-19, the novel respiratory disease also known as “coronavirus,” was first detected in China in December 2019, and subsequently declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, which could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

Advisory Fees

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2021
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.51%
JNL/American Funds Bond Fund of America Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.40%
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/American Funds Capital World Bond Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.61%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.54%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.73%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.93%
JNL/American Funds Washington Mutual Investors Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2021
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.15%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.11%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL/Goldman Sachs Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL iShares Tactical Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2021
JNL iShares Tactical Moderate Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Bond Index Fund	All Assets	.200%	.20%
JNL Emerging Markets Index Fund	All Assets	.200%	.20%
JNL International Index Fund	All Assets	.200%	.20%
JNL Mid Cap Index Fund	All Assets	.200%	.20%
JNL Small Cap Index Fund	All Assets	.200%	.20%
JNL Multi-Manager Alternative Fund[1]	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.18%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 million	.740%
	Over $5 billion	.730%	.76%
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%
JNL Multi-Manager Mid Cap Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.67%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/Baillie Gifford International Growth Fund[2]	$0 to $1 billion	.530%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.57%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/BlackRock Advantage International Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.525%
	$3 billion to $5 billion	.500%
	Over $5 billion	.490%	.55%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.57%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2021
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.54%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.52%
JNL/ClearBridge Large Cap Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.45%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.39%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.55%
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.61%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $500 million	.600%
	$500 million to $1 billion	.575%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.55%
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.42%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/First Sentier Global Infrastructure Fund	$0 to $500 million	.700%
	$500 million to $1 billion	.690%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.69%
JNL/Franklin Templeton Global Multisector Bond Fund[3]	$0 to $1 billion	.600%
	$1 billion to $2 billion	.500%
	$2 billion to $3 billion	.475%
	$3 billion to $5 billion	.465%
	Over $5 billion	.455%	.60%
JNL/Franklin Templeton Growth Allocation Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.55%
JNL/Franklin Templeton Income Fund	$0 to $100 million	.700%
	$100 million to $200 million	.650%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2021
JNL/Goldman Sachs 4 Fund[4]	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.17%
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion	.900%
	$1 billion to $3 billion	.875%
	$3 billion to $5 billion	.850%
	Over $5 billion	.840%	.90%
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million	.700%
	$250 million to $1 billion	.675%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.68%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/Invesco Diversified Dividend Fund[5]	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/Invesco International Growth Fund[6]	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	.52%
JNL/Invesco Small Cap Growth Fund	$0 to $1 billion	.675%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.65%
JNL/JPMorgan Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.58%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.28%
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/Lazard International Strategic Equity Fund	$0 to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.70%
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2021
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Equity Income Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.21%
JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2021
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.10%
JNL/Mellon U.S. Stock Market Index Fund[7]	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	.15%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.48%
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.33%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.38%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.47%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2021
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/T. Rowe Price Balanced Fund	$0 to $500 million	.550%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.54%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.52%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million	.550%
	$150 million to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $150 million	.650%
	$150 million to $1 billion	.600%
	$1 billion to $3 billion	.590%
	Over $3 billion	.580%	.59%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.30%
JNL/T. Rowe Price U.S. High Yield Fund[8]	$0 to $500 million	.525%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/T. Rowe Price Value Fund	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	.46%
JNL/WCM Focused International Equity Fund	$0 to $500 million	.700%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Equity Income Fund[9]	$0 to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.46%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2021
JNL/WMC Global Real Estate Fund[10]	$0 to $1 billion	.575%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.58%
JNL/WMC Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.16%
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.37%

[1]

Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 1.200%, the range for $1 billion to $3 billion was 1.100%, the range for $3 billion to $5 billion was 1.090% and for over $5 billion was 1.080%.

[2]

Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 0.675%, the range for $1 billion to $3 billion was 0.650%, the range for $3 billion to $5 billion was 0.640% and for over $5 billion was 0.630%.

[3]

On December 2, 2021, the Board approved effective April 25, 2022, for advisory fees, the range for $0 - $500 million will be 0.525%, the range for $500 million - $1 billion will be 0.50%, the range for $1 billion - $2 billion will be 0.475%, the range for $2 billion - $3 billion will be 0.45%, the range for $3 billion - $5 billion will be 0.425% and for over $5 billion will be 0.40%.

[4]		Prior to April 26, 2021, for advisory fees, the rate for all assets was 0%.
[5]

On December 2, 2021, the Board approved effective April 25, 2022, for advisory fees, the range for $0 - $1 billion will be 0.525%, the range for $1 billion - $3 billion will be 0.47%, the range for $3 billion - $5 billion will be 0.46% and for over $5 billion will be 0.45%.

[6]

On September 2, 2021, the Board approved effective April 25, 2022, for advisory fees, the range for $0 - $500 million will be 0.525%, the range for $500 million - $2 billion will be 0.50%, the range for $2 billion - $3 billion will be 0.48%, the range for $3 billion - $5 billion will be 0.47% and for over $5 billion will be 0.46%.

[7]

Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 0.200%, the range for $1 billion to $3 billion was 0.175%, the range for $3 billion to $5 billion was 0.165% and for over $5 billion was 0.155%.

[8]

On September 2, 2021, the Board approved effective April 25, 2022, for advisory fees, the range for $0 - $500 million will be 0.50%, the range for $500 million - $3 billion will be 0.47%, the range for $3 billion - $5 billion will be 0.46% and for over $5 billion will be 0.45%.

[9]

Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 0.525%, the range for $1 billion to $3 billion was 0.500%, the range for $3 billion to $5 billion was 0.490% and for over $5 billion was 0.480%.

[10]

Prior to April 26, 2021, for advisory fees, the range for $0 to $1 billion was 0.600%, the range for $1 billion to $3 billion was 0.570%, the range for $3 billion to $5 billion was 0.560% and for over $5 billion was 0.550%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM has agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses, interest, taxes and dividend and extraordinary expenses of each class of shares of the Fund, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. During the year ended December 31, 2021, JNAM did not recover any previously reimbursed expenses. At December 31, 2021, the amounts of potentially recoverable expenses (in thousands) were $6,131 and $24 for Class A and Class I, respectively, expiring on December 31, 2023; and $5,878 and $74 for Class A and Class I, respectively, expiring on December 31, 2024.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/Franklin Templeton Growth Allocation Fund's investment in other funds managed by the Fund's Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to JNL/JPMorgan Global Allocation Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. None of the waived advisory fees can be recaptured by JNAM.

Prior to April 26, 2021, pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 0.48% of its advisory fees for the JNL/Baillie Gifford International Growth Fund, 0.04% of its advisory fees for the JNL/Mellon U.S. Stock Market Index Fund and 0.34% of its advisory fees for the JNL/WMC Equity Income Fund. Effective April 26, 2021, these contractual fee waivers were eliminated. None of the waived advisory fees can be recaptured by JNAM.

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Pursuant to a contractual and voluntary fee waiver agreement, JNAM has agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.30
JNL/American Funds Bond Fund of America Fund	0.20
JNL/American Funds Capital Income Builder Fund	0.25
JNL/American Funds Capital World Bond Fund	0.43
JNL/American Funds Global Growth Fund[3]	0.50
JNL/American Funds Global Small Capitalization Fund[4]	0.50
JNL/American Funds Growth Fund	0.45
JNL/American Funds Growth-Income Fund	0.30
JNL/American Funds International Fund	0.50
JNL/American Funds New World Fund	0.65
JNL/American Funds Washington Mutual Investors Fund[1]	0.30
JNL/Mellon Bond Index Fund[2]	0.07
JNL/Mellon Emerging Markets Index Fund[2]	0.15
JNL/Mellon International Index Fund[2]	0.10
JNL/Mellon S&P 400 MidCap Index Fund[2]	0.08
JNL/Mellon Small Cap Index Fund[2]	0.08
JNL Bond Index Fund	0.13
JNL Emerging Markets Index Fund	0.06
JNL International Index Fund	0.11
JNL Mid Cap Index Fund	0.12
JNL Small Cap Index Fund	0.12
JNL S&P 500 Index Fund	0.17

1 Prior to April 26, 2021, the contractual fee waiver was 0.38%.

2 This contractual advisory fee waiver was effective April 26, 2021 and applies as long as the Fund remains a feeder fund.

3 On September 2, 2021, the Board approved that, effective April 25, 2022, the contractual fee waiver will be 0.40%.

4 On September 2, 2021, the Board approved that, effective April 25, 2022, the contractual fee waiver will be 0.46%.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL Multi-Manager Alternative Fund[1]	0.10 on net assets between $850 million - $1 billion
JNL/Invesco Diversified Dividend Fund[2]	0.03 on net assets over $1 billion
JNL/T. Rowe Price U.S High Yield Fund[3]	0.025 on net assets between $0 -$500 million and 0.03 for over $500 million

1 This voluntary advisory fee waiver was effective September 1, 2020 to April 26, 2021. Effective April 26, 2021, the voluntary advisory fee waiver was converted to a contractual fee reduction.

2 This voluntary advisory fee waiver was effective September 1, 2021. On September 2, 2021, the Board approved that, effective April 25, 2022, the voluntary advisory fee waiver will be converted to a contractual fee reduction.

3 This voluntary advisory fee waiver was effective October 1, 2021. On September 2, 2021, the Board approved that, effective April 25, 2022, the voluntary advisory fee waiver will be converted to a contractual fee reduction.

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Bond Fund of America Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Mellon Bond Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Administrative Fee
JNL/Mellon Emerging Markets Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL iShares Tactical Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Bond Index Fund	All Assets	None
JNL Emerging Markets Index Fund	All Assets	None
JNL International Index Fund	All Assets	None
JNL Mid Cap Index Fund	All Assets	None
JNL Small Cap Index Fund	All Assets	None
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford International Growth Fund[2]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Advantage International Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Administrative Fee
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Global Multisector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs 4 Fund[3]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Lazard International Strategic Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Administrative Fee
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon MSCI KLD 400 Social Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon U.S. Stock Market Index Fund[4]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Established Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Assets	Administrative Fee
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Equity Income Fund[2]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

[1]	The fee for these Funds is based on total net assets of the associated master fund.
[2]	Prior to April 26, 2021, for administrative fees, the range for $0 - $3 billion was 0.100% and for over $3 billion was 0.080%.
[3]	Prior to April 26, 2021, for administrative fees, the range for $0 - $3 billion was 0.050% and for over $3 billion was 0.045%.
[4]	Prior to April 26, 2021, for administrative fees, the range for $0 - $3 billion was 0.100% and for over $3 billion was 0.090%.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, and JNL/RAFI Fundamental U.S. Small Cap Fund and 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/Mellon Emerging Markets Index Fund. Also, JNAM has agreed to waive 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund. Also, JNAM has agreed to waive 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

JNLD has agreed to suspend 0.23% of 12b-1 fees of the Class A shares of JNL/ WMC Government Money Market Fund. None of the suspended 12b-1 fees can be recaptured by JNLD. The amount of suspended fees is recorded as Expense waiver in the Statement of Operations.

Affiliated Brokerage Commissions - During the year ended December 31, 2021, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Goldman Sachs 4 Fund $93, JNL/Mellon Equity Income Fund $2, JNL/T. Rowe Price Established Growth Fund $5 and JNL/T. Rowe Price Value Fund $1.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at

JNL Series Trust

Notes to Financial Statements

December 31, 2021

current market price at the time of the transaction. Realized gain/(loss) (in thousands) on Rule 17a-7 transactions is included in Net realized gain (loss) on Investments - unaffiliated on the Statements of Operations. The following Funds have Rule 17a-7 transactions (in thousands) during the year ended December 31, 2021:

	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss on Securities ($)
JNL Multi-Manager Emerging Markets Equity Fund	789	—	—
JNL/BlackRock Global Allocation Fund	5,469	596	—
JNL/Goldman Sachs 4 Fund	1,261,618	1,119,872	(8,869)
JNL/Invesco Small Cap Growth Fund	21,363	11,484	(1,452)
JNL/Lord Abbett Short Duration Income Fund	4,844	—	—
JNL/Mellon Communication Services Sector Fund	11,361	858	142
JNL/Mellon Consumer Discretionary Sector Fund	20,924	31,362	10,415
JNL/Mellon Consumer Staples Sector Fund	19,699	4,077	475
JNL/Mellon Energy Sector Fund	1,777	—	—
JNL/Mellon Financial Sector Fund	268,278	6,511	649
JNL/Mellon Healthcare Sector Fund	4,279	2,324	494
JNL/Mellon Industrials Sector Fund	12,310	11,869	1,942
JNL/Mellon Information Technology Sector Fund	21,680	288,567	132,265
JNL/Mellon Materials Sector Fund	4,047	19,360	2,817
JNL/Mellon Real Estate Sector Fund	6,831	18	(3)
JNL/Mellon Utilities Sector Fund	8	2,534	513
JNL/Mellon World Index Fund	723	4,668	1,577
JNL/MFS Mid Cap Value Fund	1,273	—	—
JNL/PIMCO Income Fund	26,259	5,572	302
JNL/PIMCO Investment Grade Credit Bond Fund	6,221	14,027	288
JNL/PIMCO Real Return Fund	46,359	32,735	(44)
JNL/T. Rowe Price Balanced Fund	70	95	(3)
JNL/T. Rowe Price Capital Appreciation Fund	—	9,204	2,764
JNL/T. Rowe Price Established Growth Fund	996	13,418	2,507
JNL/T. Rowe Price Mid-Cap Growth Fund	1,618	984	40
JNL/T. Rowe Price Value Fund	1,060	—	—
JNL/Vanguard Growth ETF Allocation Fund	90,462	—	—
JNL/Vanguard Moderate ETF Allocation Fund	—	71,851	14,611
JNL/Vanguard Moderate Growth ETF Allocation Fund	7,226	25,837	6,946
JNL/WMC Balanced Fund	21,152	9,038	39
JNL/WMC Equity Income Fund	20,088	18,935	162

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.
For the year ended December 31, 2021, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Multi-Manager Alternative Fund	170	—	6	164
JNL Multi-Manager Mid Cap Fund	22	—	3	19
JNL/BlackRock Global Allocation Fund	1,285	840	445	—
JNL/BlackRock Global Natural Resources Fund	249	177	72	—
JNL/BlackRock Large Cap Select Growth Fund	125	—	125	—
JNL/ClearBridge Large Cap Growth Fund	22	—	—	22
JNL/DoubleLine Core Fixed Income Fund	44	—	—	44
JNL/First Sentier Global Infrastructure Fund	134	34	100	—
JNL/Franklin Templeton Growth Allocation Fund	97	20	70	7
JNL/Franklin Templeton Income Fund	131	—	58	73
JNL/GQG Emerging Markets Equity Fund	205	—	—	205
JNL/Invesco Diversified Dividend Fund	463	204	259	—
JNL/Invesco Global Growth Fund	896	288	424	184
JNL/JPMorgan Global Allocation Fund	367	43	169	155
JNL/T. Rowe Price Balanced Fund	148	51	55	42
JNL/T. Rowe Price Established Growth Fund	53	—	—	53
JNL/T. Rowe Price Mid-Cap Growth Fund	11	—	—	11
JNL/T. Rowe Price Value Fund	54	—	54	—
JNL/WMC Balanced Fund	345	131	26	188

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Multi-Manager Alternative Fund	170	—	6	164
JNL/WMC Global Real Estate Fund	544	259	164	121

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 7.8% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 92.2% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the year, the Participating Funds, with the exception of the JNL/Mellon Feeder Funds, paid an annual administration fee to JPM Chase which is allocated based on the weighted average of net assets. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 10. FUND ACQUISITIONS AND REORGANIZATIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to acquisitions completed after the close of business on April 23, 2021. The acquisitions were completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Funds' shareholders, as applicable. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

JNL Series Trust

Notes to Financial Statements

December 31, 2021

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Vanguard Global Bond Market Index Fund	JNL/Mellon Bond Index Fund
Class A	Class A	189,639	16,886	1,116,891	88,782	15,075
Class I	Class I	5,824	513	262,644	20,026	444
JNL/RAFI Fundamental Europe Fund	JNL/Mellon International Index Fund
Class A	Class A	288,318	22,792	1,517,768	99,021	18,807
Class I	Class I	574	45	302,181	18,784	36
JNL/Goldman Sachs International 5 Fund	JNL/Mellon International Index Fund
Class A	Class A	79,570	6,553	1,517,768	99,021	5,191
Class I	Class I	1,911	157	302,181	18,784	119
JNL/AQR Managed Futures Strategy Fund	JNL Moderate Growth Allocation Fund
Class A	Class A	73,767	9,697	5,156,687	281,162	4,022
Class I	Class I	85	11	10,491	566	5
JNL/DFA Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
Class A	Class A	277,491	20,044	703,581	48,326	19,058
Class I	Class I	8,284	595	36,025	2,436	560
JNL/Mellon Index 5 Fund	JNL/Vanguard Growth ETF Allocation Fund
Class A	Class A	1,352,664	66,079	703,581	48,326	92,903
Class I	Class I	3,080	149	36,025	2,436	208
JNL/DFA Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	Class A	231,249	17,437	673,515	49,345	16,941
Class I	Class I	6,491	485	28,346	2,045	468
JNL/Boston Partners Global Long Short Equity Fund	JNL Multi-Manager Alternative Fund
Class A	Class A	47,192	4,192	203,034	17,274	4,016
Class I	Class I	1,071	94	910,379	76,742	90
JNL/Franklin Templeton International Small Cap Fund	JNL Multi-Manager International Small Cap Fund
Class A	Class A	550,288	52,909	6,534	424	35,663
Class I	Class I	4,191	398	331,083	21,321	270
JNL/Vanguard Small Company Growth Fund	JNL Multi-Manager Small Cap Growth Fund
Class A	Class A	237,850	13,569	2,929,049	57,776	4,691
Class I	Class I	5,937	335	477,615	8,888	110
JNL/PPM America Small Cap Value Fund	JNL Multi-Manager Small Cap Value Fund
Class A	Class A	446,207	28,859	1,023,639	56,550	24,652
Class I	Class I	1,329	83	571,181	31,300	73
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Large Cap Defensive Style Fund
Class A	Class A	326,411	18,808	59,012	4,560	25,225
Class I	Class I	1,336	75	2,327	179	103
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Mellon U.S. Stock Market Index Fund
Class A	Class A	1,052,586	44,363	1,026,864	58,229	59,671
Class I	Class I	5,165	216	30,883	1,730	289
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
Class A	Class A	3,273,603	190,280	1,026,864	58,229	185,578
Class I	Class I	22,687	1,292	30,883	1,730	1,271
JNL/Goldman Sachs Intrinsic Value Fund	JNL/Mellon U.S. Stock Market Index Fund
Class A	Class A	945,361	54,729	1,026,864	58,229	53,592
Class I	Class I	13,727	776	30,883	1,730	769
JNL/Goldman Sachs Total Yield Fund	JNL/Mellon U.S. Stock Market Index Fund
Class A	Class A	514,721	31,469	1,026,864	58,229	29,179
Class I	Class I	4,570	277	30,883	1,730	256
JNL/Vanguard Capital Growth Fund	JNL/T. Rowe Price Established Growth Fund
Class A	Class A	564,387	31,735	9,758,623	133,092	7,698

JNL Series Trust

Notes to Financial Statements

December 31, 2021

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
Class I	Class I	17,270	960	2,915,946	38,173	226

Immediately prior to the reorganization, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows. Cost of Investments is included in Purchases of securities on the Statements of Changes in Net Assets.

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/RAFI Fundamental Europe Fund	256,950	284,799	27,849
JNL/Goldman Sachs International 5 Fund	74,424	77,086	2,662
JNL/Franklin Templeton International Small Cap Fund	506,708	518,225	11,516
JNL/Vanguard Small Company Growth Fund	222,431	227,136	4,706
JNL/PPM America Small Cap Value Fund	427,035	439,103	12,068
JNL/AQR Large Cap Relaxed Constraint Equity Fund	276,220	306,266	30,047
JNL/Goldman Sachs Competitive Advantage Fund	1,008,111	1,048,833	40,721
JNL/Goldman Sachs Dividend Income & Growth Fund	3,103,209	3,261,281	158,072
JNL/Goldman Sachs Intrinsic Value Fund	919,233	947,519	28,286
JNL/Goldman Sachs Total Yield Fund	502,712	513,964	11,252
JNL/Vanguard Capital Growth Fund	452,713	460,482	7,769

Assuming the acquisitions had been completed on January 1, 2021, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the year ended December 31, 2021, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon Bond Index Fund	1,730	43,980	(81,068)	(35,358)
JNL/Mellon International Index Fund*	10,774	624,216	(336,696)	298,294
JNL Moderate Growth Allocation Fund	(11,093)	255,848	255,156	499,911
JNL/Vanguard Growth ETF Allocation Fund	27,258	409,329	(78,535)	358,052
JNL/Vanguard Moderate Growth ETF Allocation Fund	13,557	53,135	29,288	95,980
JNL Multi-Manager Alternative Fund	10,411	56,680	(31,367)	35,724
JNL Multi-Manager International Small Cap Fund	6,972	193,938	(74,525)	126,385
JNL Multi-Manager Small Cap Growth Fund	(21,946)	699,802	(562,713)	115,143
JNL Multi-Manager Small Cap Value Fund	5,102	320,747	64,584	390,433
JNL/AQR Large Cap Defensive Style Fund	2,293	105,534	(9,006)	98,821
JNL/Mellon U.S. Stock Market Index Fund	100,590	2,869,044	(316,835)	2,652,799
JNL/T. Rowe Price Established Growth Fund	(51,836)	1,984,228	(127,306)	1,805,086
*Includes the impact of a taxable exchange completed after the close of business on April 23, 2021.

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed after the close of business on April 23, 2021, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in each acquiring Fund’s Statement of Operations.

Taxable Exchange. The following tables include information (in thousands) relating to acquisitions completed after the close of business on April 23, 2021. The acquisitions were completed by a taxable exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Funds' shareholders, as applicable. The purpose of the acquisitions were to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The acquiring Funds recorded the cost basis for investments in the acquired Funds at their fair value on the date of the acquisitions.

JNL Series Trust

Notes to Financial Statements

December 31, 2021

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/RAFI Fundamental Asia Developed Fund	JNL/Mellon International Index Fund
Class A	Class A	226,873	15,769	1,517,768	99,021	14,799
Class I	Class I	1,294	88	302,181	18,784	80
JNL/Vanguard International Stock Market Index Fund	JNL/Mellon International Index Fund
Class A	Class A	524,082	40,887	1,517,768	99,021	34,187
Class I	Class I	14,214	1,098	302,181	18,784	883

Assuming the acquisitions had been completed on January 1, 2021, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the year ended December 31, 2021, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon International Index Fund*	10,774	624,216	(336,696)	298,294
*Includes the impact of a tax-free exchange completed after the close of business on April 23, 2021.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed after the close of business on April 23, 2021, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in the acquiring Fund’s Statement of Operations. The reorganizations do not result in recognition of taxable income, gain or loss to the Contract Owners for U.S. federal income tax purposes.

NOTE 11. INCOME TAX MATTERS

The Funds listed below are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/American Funds Bond Fund of America Fund	JNL/Franklin Templeton Income Fund
JNL/American Funds Capital Income Builder Fund	JNL/Goldman Sachs 4 Fund
JNL/American Funds Capital World Bond Fund	JNL/GQG Emerging Markets Equity Fund
JNL/American Funds Global Growth Fund	JNL/Invesco Diversified Dividend Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Invesco Global Growth Fund
JNL/American Funds Growth Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan Global Allocation Fund
JNL/American Funds International Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Washington Mutual Investors Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon Bond Index Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Small Cap Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL Aggressive Growth Allocation Fund	JNL/Mellon Dow Index Fund
JNL Conservative Allocation Fund	JNL/Mellon Energy Sector Fund
JNL Growth Allocation Fund	JNL/Mellon Equity Income Fund
JNL Moderate Allocation Fund	JNL/Mellon Financial Sector Fund
JNL Moderate Growth Allocation Fund	JNL/Mellon Healthcare Sector Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Industrials Sector Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/Mellon Information Technology Sector Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Mellon Materials Sector Fund
JNL/Goldman Sachs Managed Conservative Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Goldman Sachs Managed Growth Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Goldman Sachs Managed Moderate Fund	JNL/Mellon Real Estate Sector Fund
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon S&P 500 Index Fund
JNL/Vanguard Growth ETF Allocation Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Vanguard Moderate ETF Allocation Fund	JNL/Mellon Utilities Sector Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/MFS Mid Cap Value Fund
JNL Bond Index Fund	JNL/Neuberger Berman Commodity Strategy Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2021

JNL Mid Cap Index Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Multi-Manager Alternative Fund	JNL/PIMCO Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PIMCO Real Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PPM America Floating Rate Income Fund
JNL S&P 500 Index Fund	JNL/PPM America High Yield Bond Fund
JNL Small Cap Index Fund	JNL/PPM America Total Return Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
JNL/BlackRock Global Allocation Fund	JNL/T. Rowe Price Balanced Fund
JNL/BlackRock Global Natural Resources Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DFA U.S. Small Cap Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/DoubleLine Core Fixed Income Fund	JNL/T. Rowe Price Value Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/Westchester Capital Event Driven Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/WMC Balanced Fund
JNL/DoubleLine Total Return Fund	JNL/WMC Equity Income Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/WMC Global Real Estate Fund
JNL/First Sentier Global Infrastructure Fund	JNL/WMC Value Fund

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Total Distributable Earnings (Loss)($)	Paid-in Capital($)
JNL/Mellon Emerging Markets Index Fund	(192,755)	192,755
JNL/Mellon International Index Fund	(114,474)	114,474
JNL Emerging Markets Index Fund	(42,048)	42,048
JNL International Index Fund	(70,320)	70,320
JNL Multi-Manager International Small Cap Fund	(85)	85
JNL/Baillie Gifford International Growth Fund	(418,092)	418,092
JNL/BlackRock Advantage International Fund	(6,214)	6,214
JNL/Franklin Templeton Global Multisector Bond Fund	20,998	(20,998)
JNL/JPMorgan Hedged Equity Fund	(328)	328
JNL/Mellon World Index Fund	(23,879)	23,879
JNL/Morningstar PitchBook Listed Private Equity Index Fund	(465)	465
JNL/WCM Focused International Equity Fund	6,469	(6,469)

At December 31, 2021, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/Mellon International Index Fund	27,262	52,601	79,863
JNL/Causeway International Value Select Fund	—	29,930	29,930
JNL/Franklin Templeton Global Multisector Bond Fund	59,786	124,463	184,249

JNL Series Trust

Notes to Financial Statements

December 31, 2021

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/JPMorgan Hedged Equity Fund	40,588	2,441	43,029
JNL/Loomis Sayles Global Growth Fund	6,026	19,137	25,163

At December 31, 2021, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October, 31, 2021 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2022:

Amount($)
JNL/BlackRock Advantage International Fund	2

As of December 31, 2021, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Emerging Markets Index Fund	1,071,742	17	(2,571)	(2,554)
JNL/Mellon International Index Fund	2,180,352	465,329	(33)	465,296
JNL iShares Tactical Growth Fund	314,223	71,801	(1,183)	70,618
JNL iShares Tactical Moderate Fund	234,990	21,991	(1,634)	20,357
JNL iShares Tactical Moderate Growth Fund	346,238	66,184	(1,673)	64,511
JNL Emerging Markets Index Fund	1,066,410	132,418	(127,489)	4,929
JNL International Index Fund	2,220,358	609,775	(196,234)	413,541
JNL Multi-Manager Emerging Markets Equity Fund	1,408,036	324,032	(128,643)	195,389
JNL Multi-Manager International Small Cap Fund	838,148	120,498	(61,383)	59,115
JNL/Baillie Gifford International Growth Fund	1,345,020	88,213	(219,657)	(131,444)
JNL/BlackRock Advantage International Fund	64,947	4,410	(1,839)	2,571
JNL/Causeway International Value Select Fund	1,362,791	189,704	(82,595)	107,109
JNL/DFA International Core Equity Fund	126,723	9,956	(5,890)	4,066
JNL/Franklin Templeton Global Multisector Bond Fund	606,146	7,538	(116,430)	(108,892)
JNL/Harris Oakmark Global Equity Fund	809,843	196,040	(56,343)	139,697
JNL/Heitman U.S. Focused Real Estate Fund	324,749	60,251	(2,221)	58,030
JNL/Invesco International Growth Fund	944,786	250,770	(34,575)	216,195
JNL/JPMorgan Hedged Equity Fund	525,498	185,828	(5,673)	180,155
JNL/Lazard International Strategic Equity Fund	389,367	86,288	(8,763)	77,525
JNL/Loomis Sayles Global Growth Fund	665,603	262,182	(25,738)	236,444
JNL/Lord Abbett Short Duration Income Fund	795,314	2,472	(3,796)	(1,324)
JNL/Mellon World Index Fund	277,263	166,040	(18,031)	148,009
JNL/Morningstar PitchBook Listed Private Equity Index Fund	9,644	939	(167)	772
JNL/Morningstar Wide Moat Index Fund	910,416	141,755	(20,158)	121,597
JNL/WCM Focused International Equity Fund	1,403,020	1,051,543	(24,969)	1,026,574
JNL/WMC Government Money Market Fund	1,779,072	3	(3)	—

As of December 31, 2021, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Emerging Markets Index Fund
Futures/Futures Options Contracts	86	—	—	—
JNL International Index Fund
Futures/Futures Options Contracts	193	42	—	42
Forward Foreign Currency Contracts	96	—	—	—
JNL Multi-Manager Emerging Markets Equity Fund
Forward Foreign Currency Contracts	—	—	(2)	(2)
JNL/BlackRock Advantage International Fund
Futures/Futures Options Contracts	(6)	—	(1)	(1)
JNL/DFA International Core Equity Fund
Futures/Futures Options Contracts	(3)	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund
Forward Foreign Currency Contracts	(427)	4,039	(4,034)	5
JNL/Harris Oakmark Global Equity Fund
Forward Foreign Currency Contracts	(179)	—	—	—
JNL/JPMorgan Hedged Equity Fund
Futures/Futures Options Contracts	(41)	—	—	—
Purchased Options	12,158	—	—	—
Written Options	(12,057)	—	(1)	(1)
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	(170)	—	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2021

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon World Index Fund
Futures/Futures Options Contracts	68	9	—	9
Forward Foreign Currency Contracts	6	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	104	—	—	—

As of December 31, 2021, for Funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/Mellon Emerging Markets Index Fund	(5)	—	(2,555)	—
JNL/Mellon International Index Fund	30,074	27,156	465,296	(79,863)
JNL iShares Tactical Growth Fund	8,913	15,104	70,605	—
JNL iShares Tactical Moderate Fund	5,141	7,886	20,349	—
JNL iShares Tactical Moderate Growth Fund	7,095	13,649	64,498	—
JNL Emerging Markets Index Fund	1	—	969	—
JNL International Index Fund	59,745	14,146	413,349	—
JNL Multi-Manager Emerging Markets Equity Fund	86,198	—	190,597	—
JNL Multi-Manager International Small Cap Fund	41,558	56,832	57,886	—
JNL/Baillie Gifford International Growth Fund	26,094	—	(131,464)	—
JNL/BlackRock Advantage International Fund	3	—	2,566	—
JNL/Causeway International Value Select Fund	20,854	—	107,062	(29,930)
JNL/DFA International Core Equity Fund	7,117	15,351	4,062	—
JNL/Franklin Templeton Global Multisector Bond Fund	—	—	(110,983)	(184,249)
JNL/Harris Oakmark Global Equity Fund	16,481	—	139,722	—
JNL/Heitman U.S. Focused Real Estate Fund	22,931	16,519	58,019	—
JNL/Invesco International Growth Fund	16,034	124,218	216,118	—
JNL/JPMorgan Hedged Equity Fund	2,746	—	180,091	(43,029)
JNL/Lazard International Strategic Equity Fund	14,815	12,808	78,531	—
JNL/Loomis Sayles Global Growth Fund	55	—	236,437	(25,163)
JNL/Lord Abbett Short Duration Income Fund	8,046	638	(1,348)	—
JNL/Mellon World Index Fund	(3)	—	147,978	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	—	772	—
JNL/Morningstar Wide Moat Index Fund	118,700	53,715	121,563	—
JNL/WCM Focused International Equity Fund	—	245,099	1,026,497	—
JNL/WMC Government Money Market Fund	37	—	(131)	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2021 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL iShares Tactical Growth Fund	3,347	7,811	—
JNL iShares Tactical Moderate Fund	2,620	3,420	—
JNL iShares Tactical Moderate Growth Fund	4,095	6,899	—
JNL Multi-Manager Emerging Markets Equity Fund	22,638	—	—
JNL Multi-Manager International Small Cap Fund	2,968	6,227	—
JNL/BlackRock Advantage International Fund	1,113	—	—
JNL/Causeway International Value Select Fund	20,328	—	—
JNL/DFA International Core Equity Fund	2,035	501	—
JNL/Harris Oakmark Global Equity Fund	9,429	—	—
JNL/Heitman U.S. Focused Real Estate Fund	2,951	—	—
JNL/Invesco International Growth Fund	14,123	21,828	—
JNL/JPMorgan Hedged Equity Fund	4,317	—	—
JNL/Lazard International Strategic Equity Fund	2,407	1,437	—
JNL/Loomis Sayles Global Growth Fund	—	18,469	—
JNL/Lord Abbett Short Duration Income Fund	2,853	—	—
JNL/Mellon World Index Fund	4,946	2,060	—
JNL/Morningstar Wide Moat Index Fund	55,522	45,961	—
JNL/WCM Focused International Equity Fund	14,743	167,027	—
JNL/WMC Government Money Market Fund	15	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

JNL Series Trust

Notes to Financial Statements

December 31, 2021

Funds related to net capital gains to zero for the year ended December 31, 2021.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2020 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain ($)	Return of Capital($)
JNL iShares Tactical Growth Fund	6,239	13,915	—
JNL iShares Tactical Moderate Fund	3,849	5,351	—
JNL iShares Tactical Moderate Growth Fund	7,177	14,388	—
JNL Multi-Manager Emerging Markets Equity Fund	19,883	—	—
JNL Multi-Manager International Small Cap Fund	5,605	—	—
JNL/BlackRock Advantage International Fund	131	—	—
JNL/Causeway International Value Select Fund	52,796	—	—
JNL/DFA International Core Equity Fund	685	—	—
JNL/Franklin Templeton Global Multisector Bond Fund	87,422	—	—
JNL/Harris Oakmark Global Equity Fund	23,263	—	—
JNL/Heitman U.S. Focused Real Estate Fund	19,503	1,015	—
JNL/Invesco International Growth Fund	22,867	18,647	—
JNL/JPMorgan Hedged Equity Fund	2,218	—	—
JNL/Lazard International Strategic Equity Fund	3,146	—	—
JNL/Loomis Sayles Global Growth Fund	3,473	1,950	—
JNL/Mellon Emerging Markets Index Fund	32,849	—	—
JNL/Mellon International Index Fund	56,394	15,881	—
JNL/Mellon World Index Fund	7,085	1,594	—
JNL/Morningstar Wide Moat Index Fund	50,306	10,663	—
JNL/WCM Focused International Equity Fund	6,574	39,931	—
JNL/WMC Government Money Market Fund	4,138	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2018, 2019, 2020 and 2021, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2021.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financials statements or disclosure in the Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
JNL Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Funds listed in the Appendix (the Funds), each a series within JNL Series Trust, including the schedules of investments as of December 31, 2021, the related statements of operations for the year (or period since commencement of operations listed in the Appendix) then ended, and the statements of cash flows with respect to JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund for the year then ended, the statements of changes in net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2021, the results of their operations for the year (or period since commencement of operations listed in the Appendix) then ended, JNL/PIMCO Investment Grade Credit Bond Fund’s and JNL/PIMCO Real Return Fund’s cash flows for the year then ended, the changes in their net assets for each of the years (or period since commencement of operations listed in the Appendix) in the two-year period then ended, and the financial highlights, for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with custodians, transfer agents, agent banks and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 23, 2022

Appendix

List of Funds

JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund (commencement of operations April 26, 2021)
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Capital World Bond Fund
JNL/American Funds Global Growth Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth Fund
JNL/American Funds Growth Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/American Funds Washington Mutual Investors Fund (named changed from JNL/American Funds Blue Chip Income and Growth Fund)
JNL/Mellon Bond Index Fund
JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL/Goldman Sachs Managed Conservative Fund
JNL/Goldman Sachs Managed Growth Fund
JNL/Goldman Sachs Managed Moderate Fund
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL Bond Index Fund (commencement of operations April 26, 2021)

JNL Emerging Markets Index Fund (commencement of operations April 26, 2021)
JNL International Index Fund (commencement of operations April 26, 2021)
JNL Mid Cap Index Fund (commencement of operations April 26, 2021)
JNL Small Cap Index Fund (commencement of operations April 26, 2021)
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Emerging Markets Equity Fund
JNL Multi-Manager International Small Cap Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL S&P 500 Index Fund
JNL/AQR Large Cap Defensive Style Fund
JNL/Baillie Gifford International Growth Fund
JNL/Baillie Gifford U.S. Equity Growth Fund (commencement of operations April 26, 2021)
JNL/BlackRock Advantage International Fund
JNL/Blackrock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/DFA International Core Equity Fund
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine Core Fixed Income Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund
JNL/DoubleLine Total Return Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund
JNL/First Sentier Global Infrastructure Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Growth Allocation Fund
JNL/Franklin Templeton Income Fund
JNL/Goldman Sachs 4 Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Heitman U.S. Focused Real Estate Fund
JNL/Invesco Diversified Dividend Fund

JNL/Invesco Global Growth Fund
JNL/Invesco International Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Global Allocation Fund
JNL/JPMorgan Hedged Equity Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/JPMorgan U.S. Value Fund
JNL/Lazard International Strategic Equity Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Lord Abbett Short Duration Income Fund (commencement of operations April 27, 2020)
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon DowSM Index Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Equity Income Fund
JNL/Mellon Financial Sector Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon S&P 500 Index Fund
JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Utilities Sector Fund
JNL/Mellon World Index Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar PitchBook Listed Private Equity Index Fund (commencement of operations April 26, 2021)
JNL/Morningstar Wide Moat Index Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund

JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Total Return Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/T. Rowe Price Balanced Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price U.S. High Yield Fund
JNL/T. Rowe Price Value Fund
JNL/WCM Focused International Equity Fund
JNL/Westchester Capital Event Driven Fund
JNL/WMC Balanced Fund
JNL/WMC Equity Income Fund
JNL/WMC Global Real Estate Fund
JNL/WMC Government Money Market Fund
JNL/WMC Value Fund

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/American Funds Balanced Fund
Class A	0.91	1,000.00	1,043.70	4.69	1,000.00	1,020.62	4.63
Class I	0.61	1,000.00	1,045.70	3.15	1,000.00	1,022.13	3.11
JNL/American Funds Bond Fund of America Fund
Class A	0.87	1,000.00	1,003.00	4.39	1,000.00	1,020.82	4.43
Class I	0.57	1,000.00	1,004.00	2.88	1,000.00	1,022.33	2.91
JNL/American Funds Capital Income Builder Fund
Class A	0.95	1,000.00	1,046.10	4.90	1,000.00	1,020.42	4.84
Class I	0.65	1,000.00	1,048.00	3.36	1,000.00	1,021.93	3.31
JNL/American Funds Capital World Bond Fund
Class A	1.07	1,000.00	980.80	5.34	1,000.00	1,019.81	5.45
Class I	0.77	1,000.00	982.70	3.85	1,000.00	1,021.32	3.92
JNL/American Funds Global Growth Fund
Class A	1.09	1,000.00	1,041.50	5.61	1,000.00	1,019.71	5.55
Class I	0.79	1,000.00	1,043.40	4.07	1,000.00	1,021.22	4.02
JNL/American Funds Global Small Capitalization Fund
Class A	1.29	1,000.00	962.10	6.38	1,000.00	1,018.70	6.56
Class I	0.99	1,000.00	963.70	4.90	1,000.00	1,020.21	5.04
JNL/American Funds Growth Fund
Class A	0.90	1,000.00	1,078.90	4.72	1,000.00	1,020.67	4.58
Class I	0.60	1,000.00	1,080.70	3.15	1,000.00	1,022.18	3.06
JNL/American Funds Growth-Income Fund
Class A	0.92	1,000.00	1,085.20	4.84	1,000.00	1,020.57	4.69
Class I	0.62	1,000.00	1,086.70	3.26	1,000.00	1,022.08	3.16
JNL/American Funds International Fund
Class A	1.18	1,000.00	940.60	5.77	1,000.00	1,019.26	6.01
Class I	0.88	1,000.00	941.80	4.31	1,000.00	1,020.77	4.48
JNL/American Funds New World Fund
Class A	1.24	1,000.00	951.20	6.10	1,000.00	1,018.95	6.31
Class I	0.94	1,000.00	952.60	4.63	1,000.00	1,020.47	4.79
JNL/American Funds Washington Mutual Investors Fund
Class A	0.97	1,000.00	1,108.90	5.16	1,000.00	1,020.32	4.94
Class I	0.67	1,000.00	1,110.80	3.56	1,000.00	1,021.83	3.41
JNL/Mellon Bond Index Fund
Class A	0.57	1,000.00	996.80	2.87	1,000.00	1,022.33	2.91
Class I	0.27	1,000.00	997.70	1.36	1,000.00	1,023.84	1.38

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/Mellon Emerging Markets Index Fund
Class A	0.73	1,000.00	904.40	3.50	1,000.00	1,021.53	3.72
Class I	0.38	1,000.00	905.90	1.83	1,000.00	1,023.29	1.94
JNL/Mellon International Index Fund
Class A	0.62	1,000.00	1,020.10	3.16	1,000.00	1,022.08	3.16
Class I	0.31	1,000.00	1,021.60	1.58	1,000.00	1,023.64	1.58
JNL/Mellon S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	1,058.80	2.91	1,000.00	1,022.38	2.85
Class I	0.26	1,000.00	1,060.40	1.35	1,000.00	1,023.89	1.33
JNL/Mellon Small Cap Index Fund
Class A	0.57	1,000.00	1,023.30	2.91	1,000.00	1,022.33	2.91
Class I	0.24	1,000.00	1,024.40	1.22	1,000.00	1,024.00	1.22
JNL Aggressive Growth Allocation Fund
Class A	0.45	1,000.00	1,021.80	2.29	1,000.00	1,022.94	2.29
Class I	0.15	1,000.00	1,023.60	0.77	1,000.00	1,024.45	0.77
JNL Conservative Allocation Fund
Class A	0.47	1,000.00	1,007.70	2.38	1,000.00	1,022.84	2.40
Class I	0.17	1,000.00	1,009.00	0.86	1,000.00	1,024.35	0.87
JNL Growth Allocation Fund
Class A	0.44	1,000.00	1,020.00	2.24	1,000.00	1,022.99	2.24
Class I	0.14	1,000.00	1,021.30	0.71	1,000.00	1,024.50	0.71
JNL Moderate Allocation Fund
Class A	0.44	1,000.00	1,014.70	2.23	1,000.00	1,022.99	2.24
Class I	0.14	1,000.00	1,016.30	0.71	1,000.00	1,024.50	0.71
JNL Moderate Growth Allocation Fund
Class A	0.43	1,000.00	1,022.00	2.19	1,000.00	1,023.04	2.19
Class I	0.13	1,000.00	1,023.40	0.66	1,000.00	1,024.55	0.66
JNL/American Funds Growth Allocation Fund
Class A	0.63	1,000.00	1,039.20	3.24	1,000.00	1,022.03	3.21
Class I	0.33	1,000.00	1,041.10	1.70	1,000.00	1,023.54	1.68
JNL/American Funds Moderate Growth Allocation Fund
Class A	0.64	1,000.00	1,030.80	3.28	1,000.00	1,021.98	3.26
Class I	0.34	1,000.00	1,031.80	1.74	1,000.00	1,023.49	1.73
JNL/Goldman Sachs Managed Aggressive Growth Fund
Class A	0.44	1,000.00	1,042.90	2.27	1,000.00	1,022.99	2.24
Class I	0.14	1,000.00	1,044.70	0.72	1,000.00	1,024.50	0.71

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/Goldman Sachs Managed Conservative Fund
Class A	0.45	1,000.00	1,009.20	2.28	1,000.00	1,022.94	2.29
Class I	0.15	1,000.00	1,011.60	0.76	1,000.00	1,024.45	0.77
JNL/Goldman Sachs Managed Growth Fund
Class A	0.43	1,000.00	1,038.40	2.21	1,000.00	1,023.04	2.19
Class I	0.13	1,000.00	1,040.10	0.67	1,000.00	1,024.55	0.66
JNL/Goldman Sachs Managed Moderate Fund
Class A	0.44	1,000.00	1,017.30	2.24	1,000.00	1,022.99	2.24
Class I	0.14	1,000.00	1,018.60	0.71	1,000.00	1,024.50	0.71
JNL/Goldman Sachs Managed Moderate Growth Fund
Class A	0.43	1,000.00	1,028.30	2.20	1,000.00	1,023.04	2.19
Class I	0.13	1,000.00	1,029.60	0.67	1,000.00	1,024.55	0.66
JNL iShares Tactical Growth Fund
Class A	0.65	1,000.00	1,042.10	3.35	1,000.00	1,021.93	3.31
Class I	0.35	1,000.00	1,044.10	1.80	1,000.00	1,023.44	1.79
JNL iShares Tactical Moderate Fund
Class A	0.65	1,000.00	1,023.70	3.32	1,000.00	1,021.93	3.31
Class I	0.35	1,000.00	1,025.10	1.79	1,000.00	1,023.44	1.79
JNL iShares Tactical Moderate Growth Fund
Class A	0.65	1,000.00	1,032.90	3.33	1,000.00	1,021.93	3.31
Class I	0.35	1,000.00	1,034.50	1.79	1,000.00	1,023.44	1.79
JNL/Vanguard Growth ETF Allocation Fund
Class A	0.64	1,000.00	1,039.10	3.29	1,000.00	1,021.98	3.26
Class I	0.22	1,000.00	1,041.10	1.13	1,000.00	1,024.10	1.12
JNL/Vanguard Moderate ETF Allocation Fund
Class A	0.65	1,000.00	1,017.00	3.30	1,000.00	1,021.93	3.31
Class I	0.22	1,000.00	1,019.70	1.12	1,000.00	1,024.10	1.12
JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	0.65	1,000.00	1,028.80	3.32	1,000.00	1,021.93	3.31
Class I	0.23	1,000.00	1,031.20	1.18	1,000.00	1,024.05	1.17
JNL Bond Index Fund
Class I	0.08	1,000.00	999.00	0.40	1,000.00	1,024.80	0.41
JNL Emerging Markets Index Fund
Class I	0.17	1,000.00	907.30	0.82	1,000.00	1,024.35	0.87

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL International Index Fund
Class I	0.11	1,000.00	1,022.90	0.56	1,000.00	1,024.65	0.56
JNL Mid Cap Index Fund
Class I	0.11	1,000.00	1,061.00	0.57	1,000.00	1,024.65	0.56
JNL Small Cap Index Fund
Class I	0.11	1,000.00	1,025.50	0.56	1,000.00	1,024.65	0.56
JNL Multi-Manager Alternative Fund
Class A	1.99	1,000.00	992.40	9.99	1,000.00	1,015.17	10.11
Class I	1.69	1,000.00	995.00	8.50	1,000.00	1,016.69	8.59
JNL Multi-Manager Emerging Markets Equity Fund
Class A	1.22	1,000.00	923.20	5.91	1,000.00	1,019.06	6.21
Class I	0.92	1,000.00	924.90	4.46	1,000.00	1,020.57	4.69
JNL Multi-Manager International Small Cap Fund
Class A	1.23	1,000.00	1,023.70	6.27	1,000.00	1,019.00	6.26
Class I	0.91	1,000.00	1,025.50	4.65	1,000.00	1,020.62	4.63
JNL Multi-Manager Mid Cap Fund
Class A	1.08	1,000.00	1,079.10	5.66	1,000.00	1,019.76	5.50
Class I	0.78	1,000.00	1,080.60	4.09	1,000.00	1,021.27	3.97
JNL Multi-Manager Small Cap Growth Fund
Class A	0.96	1,000.00	949.30	4.72	1,000.00	1,020.37	4.89
Class I	0.66	1,000.00	950.90	3.25	1,000.00	1,021.88	3.36
JNL Multi-Manager Small Cap Value Fund
Class A	1.07	1,000.00	1,042.80	5.51	1,000.00	1,019.81	5.45
Class I	0.77	1,000.00	1,044.70	3.97	1,000.00	1,021.32	3.92
JNL S&P 500 Index Fund
Class I	0.09	1,000.00	1,115.90	0.48	1,000.00	1,024.75	0.46
JNL/AQR Large Cap Defensive Style Fund
Class A	0.86	1,000.00	1,098.60	4.55	1,000.00	1,020.87	4.38
Class I	0.56	1,000.00	1,101.10	2.97	1,000.00	1,022.38	2.85
JNL/Baillie Gifford International Growth Fund
Class A	0.98	1,000.00	881.30	4.65	1,000.00	1,020.27	4.99
Class I	0.68	1,000.00	882.60	3.23	1,000.00	1,021.78	3.47

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/Baillie Gifford U.S. Equity Growth Fund
Class A	0.95	1,000.00	840.10	4.41	1,000.00	1,020.42	4.84
Class I	0.65	1,000.00	841.20	3.02	1,000.00	1,021.93	3.31
JNL/BlackRock Advantage International Fund
Class A	1.00	1,000.00	1,028.00	5.11	1,000.00	1,020.16	5.09
Class I	0.70	1,000.00	1,029.50	3.58	1,000.00	1,021.68	3.57
JNL/BlackRock Global Allocation Fund
Class A	1.03	1,000.00	1,007.70	5.21	1,000.00	1,020.01	5.24
Class I	0.73	1,000.00	1,009.30	3.70	1,000.00	1,021.53	3.72
JNL/BlackRock Global Natural Resources Fund
Class A	0.99	1,000.00	1,069.40	5.16	1,000.00	1,020.21	5.04
Class I	0.69	1,000.00	1,070.20	3.60	1,000.00	1,021.73	3.52
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.86	1,000.00	1,066.90	4.48	1,000.00	1,020.87	4.38
Class I	0.56	1,000.00	1,068.60	2.92	1,000.00	1,022.38	2.85
JNL/Causeway International Value Select Fund
Class A	0.97	1,000.00	1,001.40	4.89	1,000.00	1,020.32	4.94
Class I	0.67	1,000.00	1,001.90	3.38	1,000.00	1,021.83	3.41
JNL/ClearBridge Large Cap Growth Fund
Class A	0.94	1,000.00	1,089.40	4.95	1,000.00	1,020.47	4.79
Class I	0.64	1,000.00	1,091.30	3.37	1,000.00	1,021.98	3.26
JNL/DFA International Core Equity Fund
Class A	0.91	1,000.00	1,008.90	4.61	1,000.00	1,020.62	4.63
Class I	0.56	1,000.00	1,009.80	2.84	1,000.00	1,022.38	2.85
JNL/DFA U.S. Core Equity Fund
Class A	0.80	1,000.00	1,085.10	4.20	1,000.00	1,021.17	4.08
Class I	0.45	1,000.00	1,086.80	2.37	1,000.00	1,022.94	2.29
JNL/DFA U.S. Small Cap Fund
Class A	1.01	1,000.00	1,028.40	5.16	1,000.00	1,020.11	5.14
Class I	0.66	1,000.00	1,030.90	3.38	1,000.00	1,021.88	3.36
JNL/DoubleLine Core Fixed Income Fund
Class A	0.77	1,000.00	998.60	3.88	1,000.00	1,021.32	3.92
Class I	0.47	1,000.00	999.30	2.37	1,000.00	1,022.84	2.40
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.07	1,000.00	993.50	5.38	1,000.00	1,019.81	5.45
Class I	0.77	1,000.00	995.10	3.87	1,000.00	1,021.32	3.92

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.00	1,000.00	1,072.90	5.22	1,000.00	1,020.16	5.09
Class I	0.70	1,000.00	1,074.40	3.66	1,000.00	1,021.68	3.57
JNL/DoubleLine Total Return Fund
Class A	0.82	1,000.00	996.50	4.13	1,000.00	1,021.07	4.18
Class I	0.52	1,000.00	997.40	2.62	1,000.00	1,022.58	2.65
JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A	0.78	1,000.00	1,002.30	3.94	1,000.00	1,021.27	3.97
Class I	0.48	1,000.00	1,003.80	2.42	1,000.00	1,022.79	2.45
JNL/First Sentier Global Infrastructure Fund
Class A	1.15	1,000.00	1,056.30	5.96	1,000.00	1,019.41	5.85
Class I	0.85	1,000.00	1,058.00	4.41	1,000.00	1,020.92	4.33
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1.07	1,000.00	967.80	5.31	1,000.00	1,019.81	5.45
Class I	0.77	1,000.00	969.50	3.82	1,000.00	1,021.32	3.92
JNL/Franklin Templeton Growth Allocation Fund
Class A	1.00	1,000.00	1,040.20	5.14	1,000.00	1,020.16	5.09
Class I	0.70	1,000.00	1,041.40	3.60	1,000.00	1,021.68	3.57
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	1,048.50	4.80	1,000.00	1,020.52	4.74
Class I	0.63	1,000.00	1,050.40	3.26	1,000.00	1,022.03	3.21
JNL/Goldman Sachs 4 Fund
Class A	0.70	1,000.00	1,117.10	3.74	1,000.00	1,021.68	3.57
Class I	0.40	1,000.00	1,119.00	2.14	1,000.00	1,023.19	2.04
JNL/GQG Emerging Markets Equity Fund
Class A	1.36	1,000.00	934.00	6.63	1,000.00	1,018.35	6.92
Class I	1.06	1,000.00	936.10	5.17	1,000.00	1,019.86	5.40
JNL/Harris Oakmark Global Equity Fund
Class A	1.14	1,000.00	1,004.40	5.76	1,000.00	1,019.46	5.80
Class I	0.84	1,000.00	1,005.70	4.25	1,000.00	1,020.97	4.28
JNL/Heitman U.S. Focused Real Estate Fund
Class A	1.11	1,000.00	1,160.30	6.04	1,000.00	1,019.61	5.65
Class I	0.81	1,000.00	1,162.00	4.41	1,000.00	1,021.12	4.13
JNL/Invesco Diversified Dividend Fund
Class A	0.98	1,000.00	1,050.50	5.07	1,000.00	1,020.27	4.99
Class I	0.68	1,000.00	1,052.20	3.52	1,000.00	1,021.78	3.47

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/Invesco Global Growth Fund
Class A	0.96	1,000.00	1,033.50	4.92	1,000.00	1,020.37	4.89
Class I	0.66	1,000.00	1,035.30	3.39	1,000.00	1,021.88	3.36
JNL/Invesco International Growth Fund
Class A	0.98	1,000.00	996.60	4.93	1,000.00	1,020.27	4.99
Class I	0.68	1,000.00	997.70	3.42	1,000.00	1,021.78	3.47
JNL/Invesco Small Cap Growth Fund
Class A	1.05	1,000.00	984.70	5.25	1,000.00	1,019.91	5.35
Class I	0.75	1,000.00	986.20	3.75	1,000.00	1,021.42	3.82
JNL/JPMorgan Global Allocation Fund
Class A	1.06	1,000.00	1,029.40	5.42	1,000.00	1,019.86	5.40
Class I	0.76	1,000.00	1,031.10	3.89	1,000.00	1,021.37	3.87
JNL/JPMorgan Hedged Equity Fund
Class A	0.97	1,000.00	1,040.20	4.99	1,000.00	1,020.32	4.94
Class I	0.67	1,000.00	1,042.00	3.45	1,000.00	1,021.83	3.41
JNL/JPMorgan MidCap Growth Fund
Class A	0.88	1,000.00	1,020.70	4.48	1,000.00	1,020.77	4.48
Class I	0.58	1,000.00	1,022.30	2.96	1,000.00	1,022.28	2.96
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.68	1,000.00	995.80	3.42	1,000.00	1,021.78	3.47
Class I	0.38	1,000.00	997.30	1.91	1,000.00	1,023.29	1.94
JNL/JPMorgan U.S. Value Fund
Class A	0.89	1,000.00	1,068.80	4.64	1,000.00	1,020.72	4.53
Class I	0.59	1,000.00	1,069.70	3.08	1,000.00	1,022.23	3.01
JNL/Lazard International Strategic Equity Fund
Class A	1.15	1,000.00	990.30	5.77	1,000.00	1,019.41	5.85
Class I	0.85	1,000.00	991.60	4.27	1,000.00	1,020.92	4.33
JNL/Loomis Sayles Global Growth Fund
Class A	1.01	1,000.00	959.90	4.99	1,000.00	1,020.11	5.14
Class I	0.71	1,000.00	960.90	3.51	1,000.00	1,021.63	3.62
JNL/Lord Abbett Short Duration Income Fund
Class A	0.81	1,000.00	996.60	4.08	1,000.00	1,021.12	4.13
Class I	0.51	1,000.00	999.20	2.57	1,000.00	1,022.63	2.60
JNL/Mellon Communication Services Sector Fund
Class A	0.65	1,000.00	970.80	3.23	1,000.00	1,021.93	3.31
Class I	0.30	1,000.00	972.30	1.49	1,000.00	1,023.69	1.53

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/Mellon Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	1,107.00	3.40	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	1,109.20	1.54	1,000.00	1,023.74	1.48
JNL/Mellon Consumer Staples Sector Fund
Class A	0.66	1,000.00	1,099.10	3.49	1,000.00	1,021.88	3.36
Class I	0.31	1,000.00	1,101.40	1.64	1,000.00	1,023.64	1.58
JNL/Mellon Dow Index Fund
Class A	0.65	1,000.00	1,059.20	3.37	1,000.00	1,021.93	3.31
Class I	0.30	1,000.00	1,061.40	1.56	1,000.00	1,023.69	1.53
JNL/Mellon Energy Sector Fund
Class A	0.64	1,000.00	1,057.00	3.32	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	1,059.30	1.51	1,000.00	1,023.74	1.48
JNL/Mellon Equity Income Fund
Class A	0.91	1,000.00	1,097.50	4.81	1,000.00	1,020.62	4.63
Class I	0.61	1,000.00	1,099.10	3.23	1,000.00	1,022.13	3.11
JNL/Mellon Financial Sector Fund
Class A	0.64	1,000.00	1,037.10	3.29	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	1,038.80	1.49	1,000.00	1,023.74	1.48
JNL/Mellon Healthcare Sector Fund
Class A	0.63	1,000.00	1,085.40	3.31	1,000.00	1,022.03	3.21
Class I	0.28	1,000.00	1,087.30	1.47	1,000.00	1,023.79	1.43
JNL/Mellon Industrials Sector Fund
Class A	0.66	1,000.00	1,044.90	3.40	1,000.00	1,021.88	3.36
Class I	0.31	1,000.00	1,046.20	1.60	1,000.00	1,023.64	1.58
JNL/Mellon Information Technology Sector Fund
Class A	0.62	1,000.00	1,180.70	3.41	1,000.00	1,022.08	3.16
Class I	0.27	1,000.00	1,182.90	1.49	1,000.00	1,023.84	1.38
JNL/Mellon Materials Sector Fund
Class A	0.67	1,000.00	1,112.00	3.57	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	1,114.00	1.71	1,000.00	1,023.59	1.63
JNL/Mellon MSCI KLD 400 Social Index Fund
Class A	0.76	1,000.00	1,124.90	4.07	1,000.00	1,021.37	3.87
Class I	0.41	1,000.00	1,126.70	2.20	1,000.00	1,023.14	2.09
JNL/Mellon Nasdaq 100 Index Fund
Class A	0.64	1,000.00	1,121.40	3.42	1,000.00	1,021.98	3.26
Class I	0.29	1,000.00	1,123.30	1.55	1,000.00	1,023.74	1.48

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/Mellon Real Estate Sector Fund
Class A	0.66	1,000.00	1,152.90	3.58	1,000.00	1,021.88	3.36
Class I	0.31	1,000.00	1,154.30	1.68	1,000.00	1,023.64	1.58
JNL/Mellon S&P 500 Index Fund
Class A	0.52	1,000.00	1,113.90	2.77	1,000.00	1,022.58	2.65
Class I	0.22	1,000.00	1,115.40	1.17	1,000.00	1,024.10	1.12
JNL/Mellon U.S. Stock Market Index Fund
Class A	0.61	1,000.00	1,092.80	3.22	1,000.00	1,022.13	3.11
Class I	0.30	1,000.00	1,094.40	1.58	1,000.00	1,023.69	1.53
JNL/Mellon Utilities Sector Fund
Class A	0.66	1,000.00	1,142.70	3.56	1,000.00	1,021.88	3.36
Class I	0.31	1,000.00	1,144.20	1.68	1,000.00	1,023.64	1.58
JNL/Mellon World Index Fund
Class A	0.66	1,000.00	1,074.90	3.45	1,000.00	1,021.88	3.36
Class I	0.31	1,000.00	1,076.60	1.62	1,000.00	1,023.64	1.58
JNL/MFS Mid Cap Value Fund
Class A	0.95	1,000.00	1,097.70	5.02	1,000.00	1,020.42	4.84
Class I	0.65	1,000.00	1,099.90	3.44	1,000.00	1,021.93	3.31
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A	0.72	1,000.00	1,146.20	3.89	1,000.00	1,021.58	3.67
Class I	0.42	1,000.00	1,149.10	2.28	1,000.00	1,023.09	2.14
JNL/Morningstar Wide Moat Index Fund
Class A	0.76	1,000.00	1,038.70	3.91	1,000.00	1,021.37	3.87
Class I	0.46	1,000.00	1,040.00	2.37	1,000.00	1,022.89	2.35
JNL/Neuberger Berman Commodity Strategy Fund
Class A	0.90	1,000.00	1,058.40	4.67	1,000.00	1,020.67	4.58
Class I	0.56	1,000.00	1,060.40	2.91	1,000.00	1,022.38	2.85
JNL/Neuberger Berman Strategic Income Fund
Class A	0.93	1,000.00	1,003.20	4.70	1,000.00	1,020.52	4.74
Class I	0.63	1,000.00	1,004.80	3.18	1,000.00	1,022.03	3.21
JNL/PIMCO Income Fund
Class A	0.93	1,000.00	1,005.40	4.70	1,000.00	1,020.52	4.74
Class I	0.63	1,000.00	1,008.00	3.19	1,000.00	1,022.03	3.21
JNL/PIMCO Investment Grade Credit Bond Fund
Class A	0.73	1,000.00	995.50	3.67	1,000.00	1,021.53	3.72
Class I	0.43	1,000.00	996.30	2.16	1,000.00	1,023.04	2.19

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/PIMCO Real Return Fund
Class A	0.81	1,000.00	1,033.60	4.15	1,000.00	1,021.12	4.13
Class I	0.51	1,000.00	1,035.50	2.62	1,000.00	1,022.63	2.60
JNL/PPM America Floating Rate Income Fund
Class A	0.93	1,000.00	1,013.30	4.72	1,000.00	1,020.52	4.74
Class I	0.63	1,000.00	1,015.00	3.20	1,000.00	1,022.03	3.21
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	1,015.10	3.76	1,000.00	1,021.48	3.77
Class I	0.44	1,000.00	1,016.70	2.24	1,000.00	1,022.99	2.24
JNL/PPM America Total Return Fund
Class A	0.78	1,000.00	998.60	3.93	1,000.00	1,021.27	3.97
Class I	0.48	1,000.00	1,000.00	2.42	1,000.00	1,022.79	2.45
JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	0.67	1,000.00	1,053.30	3.47	1,000.00	1,021.83	3.41
Class I	0.32	1,000.00	1,054.30	1.66	1,000.00	1,023.59	1.63
JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	0.67	1,000.00	1,079.50	3.51	1,000.00	1,021.83	3.41
Class I	0.37	1,000.00	1,081.10	1.94	1,000.00	1,023.34	1.89
JNL/T. Rowe Price Balanced Fund
Class A	1.00	1,000.00	1,040.60	5.14	1,000.00	1,020.16	5.09
Class I	0.70	1,000.00	1,041.90	3.60	1,000.00	1,021.68	3.57
JNL/T. Rowe Price Capital Appreciation Fund
Class A	0.96	1,000.00	1,074.80	5.02	1,000.00	1,020.37	4.89
Class I	0.66	1,000.00	1,076.30	3.45	1,000.00	1,021.88	3.36
JNL/T. Rowe Price Established Growth Fund
Class A	0.83	1,000.00	1,031.00	4.25	1,000.00	1,021.02	4.23
Class I	0.53	1,000.00	1,032.60	2.72	1,000.00	1,022.53	2.70
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	0.98	1,000.00	1,041.50	5.04	1,000.00	1,020.27	4.99
Class I	0.68	1,000.00	1,043.20	3.50	1,000.00	1,021.78	3.47
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	994.30	3.57	1,000.00	1,021.63	3.62
Class I	0.41	1,000.00	995.40	2.06	1,000.00	1,023.14	2.09
JNL/T. Rowe Price U.S. High Yield Fund
Class A	0.97	1,000.00	1,011.00	4.92	1,000.00	1,020.32	4.94
Class I	0.67	1,000.00	1,012.70	3.40	1,000.00	1,021.83	3.41

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2021

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ^	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/21($)	Ending Account Value 12/31/21($)	Expenses Paid During Period($)††
JNL/T. Rowe Price Value Fund
Class A	0.86	1,000.00	1,090.20	4.53	1,000.00	1,020.87	4.38
Class I	0.56	1,000.00	1,092.20	2.95	1,000.00	1,022.38	2.85
JNL/WCM Focused International Equity Fund
Class A	1.11	1,000.00	1,057.70	5.76	1,000.00	1,019.61	5.65
Class I	0.81	1,000.00	1,059.50	4.20	1,000.00	1,021.12	4.13
JNL/Westchester Capital Event Driven Fund
Class A	1.57	1,000.00	977.50	7.83	1,000.00	1,017.29	7.98
Class I	1.27	1,000.00	979.10	6.34	1,000.00	1,018.80	6.46
JNL/WMC Balanced Fund
Class A	0.71	1,000.00	1,081.10	3.72	1,000.00	1,021.63	3.62
Class I	0.41	1,000.00	1,082.80	2.15	1,000.00	1,023.14	2.09
JNL/WMC Equity Income Fund
Class A	0.89	1,000.00	1,088.90	4.69	1,000.00	1,020.72	4.53
Class I	0.59	1,000.00	1,090.50	3.11	1,000.00	1,022.23	3.01
JNL/WMC Global Real Estate Fund
Class A	1.04	1,000.00	1,098.90	5.50	1,000.00	1,019.96	5.30
Class I	0.74	1,000.00	1,101.10	3.92	1,000.00	1,021.48	3.77
JNL/WMC Government Money Market Fund
Class A	0.07	1,000.00	1,000.00	0.35	1,000.00	1,024.85	0.36
Class I	0.07	1,000.00	1,000.40	0.35	1,000.00	1,024.85	0.36
JNL/WMC Value Fund
Class A	0.78	1,000.00	1,085.50	4.10	1,000.00	1,021.27	3.97
Class I	0.48	1,000.00	1,087.20	2.53	1,000.00	1,022.79	2.45

† For Classes with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

^ The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds' Underlying Funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund.

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)

	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee
Mark D. Nerud (55) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	130

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of other investment companies advised by JNAM (12/2006 to present, 12/2006 to 12/2020, 8/2014 to 12/2020, and 8/2012 to 7/2018); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to present)

Other Directorships Held by Trustee During Past 5 Years: Interested Trustee/Manager of other investment companies advised by JNAM (4/2015 to 12/2020, 1/2007 to 12/2020, and 8/2012 to 7/2018)
Independent Trustees
Eric O. Anyah (54) 1 Corporate Way Lansing, MI 48951	Trustee[2] (1/2018 to present)	130
Principal Occupation(s) During Past 5 Years: Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020, 12/2013 to 12/2020, and 12/2013 to 7/2018)
Michael J. Bouchard (65) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	130
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020, 4/2000 to 12/2020, and 8/2012 to 7/2018)
Ellen Carnahan (66) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	130
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director and Audit Committee Member (11/2016 to present), Governance Committee Member (11/2016 to 3/2018), and Compensation Committee Chair (3/2018 to present), Paylocity Holding Corporation; Director, Audit Committee Member, and Governance Committee Member (5/2015 to present) and Audit Committee Chair (3/2019 to present), ENOVA International Inc.; Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020, 12/2013 to 12/2020, and 12/2013 to 7/2018)

Michelle Engler (63) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2003 to present)	130
Principal Occupation(s) During Past 5 Years: Partner, Engler LLC (consulting firm) (2013 to present); Attorney (1983 to present)

Trustees and Officers of JNL Series Trust (“Trust”)

Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020, 4/2000 to 12/2020, and 8/2012 to 7/2018)
Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
John W. Gillespie (68) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/2013 to present)	130

Principal Occupation(s) During Past 5 Years:

Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present); Financial Advisor, Yosi, Inc. (healthcare services software company) (1/2017 to 6/2018)

Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020, 12/2013 to 12/2020, and 12/2013 to 7/2018)
William R. Rybak (70) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	130
Principal Occupation(s) During Past 5 Years: Private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Trustee During Past 5 Years:

Director (2/2010 to present) and Board Chair (2/2016 to present), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present), Governance Committee Chair (2004 to 7/2019), and Audit Committee Chair (7/2019 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to 6/2017) and Audit Committee Chair (5/2013 to 6/2017), PrivateBancorp Inc.; Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020, 1/2007 to 12/2020, and 8/2012 to 7/2018)

Mark S. Wehrle (64) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2018 to present)	130
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker’s Guild (4/2011 to 12/2019) ; Retired Certified Public Accountant (1/2011 to present)

Other Directorships Held by Trustee During Past 5 Years:

Trustee, Delta Dental of Colorado (1/2012 to 12/2020); Trustee/Manager of other investment companies advised by JNAM and/or an affiliate of JNAM (1/2018 to 12/2020, 1/2018 to 7/2018, and 7/2013 to 12/2020)

Edward C. Wood (65) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (1/2020 to present) Trustee [2] (12/2013 to present)	130
Principal Occupation(s) During Past 5 Years: None
Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020, 12/2013 to 12/2020, and 12/2013 to 7/2018)
Patricia A. Woodworth (66) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2007 to present)	130

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer, National Trust for Historic Preservation (3/2019 to 8/2020); Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (11/2007 to 8/2018)

Other Directorships Held by Trustee During Past 5 Years: Trustee/Manager of other investment companies advised by JNAM (1/2018 to 12/2020, 1/2007 to 12/2020, and 8/2012 to 7/2018)
1 Mr. Nerud is an “interested person” of the Trust due to his position with JNAM, the Adviser.

Trustees and Officers of JNL Series Trust (“Trust”)

2 The Interested Trustee and the Independent Trustees are elected to serve for an indefinite term.

3  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Officers
Emily J. Bennett (38) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Deputy General Counsel of JNAM (8/2021 to present); Assistant Vice President of JNAM (2/2018 to present); Associate General Counsel of JNAM (3/2016 to 8/2021); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present, 3/2016 to 12/2020, 5/2012 to 12/2020, and 3/2016 to 7/2018); Assistant Secretary (1/2021 to present), Vice President (11/2017 to present), and Secretary (11/2017 to 2/2021) of an investment company advised by PPM America, Inc.

Garett J. Childs (42) 1 Corporate Way Lansing, MI 48951	Vice President (2/2019 to present)

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer of JNAM (8/2021 to present); Vice President, Finance and Risk of JNAM (2/2019 to present); Controller of JNAM (11/2007 to present); Vice President of other investment companies advised by JNAM (2/2019 to present and 2/2019 to 12/2020); Chief Risk Officer of JNAM (7/2016 to 2/2019); Assistant Vice President, Corporate Finance of JNAM (12/2013 to 2/2019)

Kelly L. Crosser (49) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Director, Legal of JNAM (12/2021 to present); Manager, Legal Regulatory Filings and Print of JNAM (1/2018 to 12/2021); Manager, Legal Regulatory Filings and Print of Jackson National Life Insurance Company (“Jackson”) (12/2013 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (9/2007 to present, 9/2007 to 12/2020, 10/2011 to 12/2020, and 8/2012 to 7/2018)

Richard J. Gorman (56) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (8/2018 to present) Anti-Money Laundering Officer (8/2018 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Compliance Officer of JNAM (8/2018 to present); Chief Compliance Officer and Anti-Money Laundering Officer of other investment companies advised by JNAM (8/2018 to present and 8/2018 to 12/2020), Chief Compliance Officer and Deputy General Counsel of Heitman LLC (2/2018 to 8/2018); Chief Compliance Officer of the Oakmark Funds (6/2006 to 1/2018)

William P. Harding (47) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of other investment companies advised by JNAM (11/2012 to present, 11/2012 to 12/2020, 5/2014 to 12/2020, and 11/2012 to 7/2018)

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Daniel W. Koors (51) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer & Chief Financial Officer (9/2016 to 6/2020)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (12/2006 to present, 12/2006 to 12/2020, 1/2018 to 12/2020, and 8/2012 to 7/2018); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to 6/2020, 9/2016 to 12/2020, 10/2011 to 12/2020, and 9/2016 to 7/2018); Principal Financial Officer (11/2017 to 01/2021), Treasurer (11/2017 to 01/2021), and Vice President (11/2017 to present) of an investment company advised by PPM America, Inc.

Kristen K. Leeman (46) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Regulatory Analyst of JNAM (5/2021 to present); Regulatory Analyst of JNAM (1/2018 to 5/2021); Regulatory Analyst of Jackson (2/2014 to 12/2017); Assistant Secretary of other investment companies advised by JNAM (6/2012 to present, 6/2012 to 12/2020, 1/2018 to 12/2020, and 8/2012 to 7/2018)

Adam C. Lueck (39) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2018 to present)

Principal Occupation(s) During Past 5 Years:

Associate General Counsel of JNAM (12/2021 to present); Senior Attorney of JNAM (2/2018 to 12/2021); Attorney of JNAM (10/2015 to 2/2018); Assistant Secretary of other investment companies advised by JNAM (3/2018 to present, 3/2018 to 12/2020, 12/2015 to 12/2020, and 1/2018 to 7/2018)

Mia K. Nelson (39) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (8/2017 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President, Tax of JNAM (3/2017 to present); Director, Tax of JNAM (3/2015 to 3/2017); Assistant Vice President of other investment companies advised by JNAM (8/2017 to present, 8/2017 to 12/2020, 9/2017 to 12/2020, and 8/2017 to 7/2018)

Trustees and Officers of JNL Series Trust (“Trust”)

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)
Joseph B. O’Boyle (59) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present) Acting Chief Compliance Officer (5/2018 to 8/2018) Acting Anti-Money Laundering Officer (5/2018 to 8/2018)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Acting Chief Compliance Officer of JNAM (5/2018 to 8/2018); Vice President of other investment companies advised by JNAM (1/2018 to present, 1/2018 to 12/2020, and 1/2018 to 7/2018); Acting Chief Compliance Officer and Acting Anti-Money Laundering Officer of other investment companies advised by JNAM (5/2018 to 8/2018); Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer and Anti-Money Laundering Officer of an investment company advised by PPM America, Inc. (2/2018 to present)

Susan S. Rhee (50) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (2/2004 to present, 2/2004 to 12/2020, 10/2011 to 12/2020, and 8/2012 to 7/2018); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to present)

Andrew Tedeschi (56) 1 Corporate Way Lansing, MI 48951	Treasurer & Chief Financial Officer (6/2020 to present)

Principal Occupation(s) During Past 5 Years:

Vice President, JNAM (1/2019 to present); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (6/2020 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (1/2021 to present); Controller, Fund Administration, Harris Associates L.P. (12/2007 to 12/2018); and Vice President (2/2008 to 12/2018), Treasurer (10/2018 to 12/2018), and Assistant Treasurer (2/2008 to 10/2018) of the Oakmark Funds

Trustees and Officers of JNL Series Trust (“Trust”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers. The following persons, who are Independent Trustees of the Trust, received from the Trust the compensation amounts indicated for their services as such for the 12-month period ended December 31, 2021:

	Trustee	Aggregate Compensation from the Trust[1]	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
	Eric O. Anyah	$355,024	$0	$0	$361,000	[2]
	Michael Bouchard	$333,880	$0	$0	$339,500
	Ellen Carnahan	$358,958	$0	$0	$365,000	[3]
	William J. Crowley, Jr.[9]	$338,306	$0	$0	$344,000	[4]
	Michelle Engler	$359,488	$0	$0	$365,539
	John Gillespie	$355,024	$0	$0	$361,000	[5]
	William R. Rybak	$331,421	$0	$0	$337,000
	Mark S. Wehrle	$364,859	$0	$0	$371,000	[6]
	Edward Wood[7]	$426,816	$0	$0	$434,000	[8]
	Patricia Woodworth	$345,244	$0	$0	$351,055

[1]

The fees paid to the Independent Trustees are paid for combined service on the Boards of the JNL Series Trust and JNL Investors Series Trust (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Trustees is $3,629,094.

[2]	Amount includes $252,700 deferred by Mr. Anyah.
[3]	Amount includes $182,500 deferred by Ms. Carnahan.
[4]	Amount includes $132,500 deferred by Mr. Crowley.
[5]	Amount includes $180,500 deferred by Mr. Gillespie.
[6]	Amount includes $74,200 deferred by Mr. Wehrle.
[7]	Mr. Wood is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.
[8]	Amount includes $212,000 deferred by Mr. Wood.
[9]	Mr. Crowley retired from service on the Board of the Fund Complex effective December 31, 2021.

The Statement of Additional Information includes additional information about the Trustees and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

JNL Series Trust

(the “Trust”)

Results of Special Meetings of Shareholders

On July 22, 2021, a special meeting of shareholders of the JNL/Morningstar PitchBook Listed Private Equity Index Fund of the Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purpose (and with the following results):

Proposal:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the elimination of a fundamental policy regarding diversification.	418,841.661	102,040.892	0	520,882.553

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each a “Fund,” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the Funds’ advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and sub-advisory agreements (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”) with the Funds’ respective investment sub-advisers (the “Sub-Adviser(s)”), including certain sub-sub-advisers.

At meetings held on June 2-4, 2021* and August 31-September 2, 2021*, the Board, including all of the trustees who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions, and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2022.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Advisers and the terms of the Agreements. Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Advisers pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

* The meetings were held via videoconference and or a combination of voluntary in-person attendance and videoconference in reliance on exemptive orders issued by the Securities and Exchange Commission on March 13, March 25 and June 19, 2020. See Release No. IC-33817 (March 13, 2020); Release No. IC-33824 (March 25, 2020); and Release No. IC-33897 (June 19, 2020).

Investment Performance of the Funds

The Board considered the investment performance of each Fund as described in quarterly reports prepared by management. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the performance of each Fund, including how the Fund’s gross performance (unless otherwise noted) compared to the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”). For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and, as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2020 (unless otherwise noted). When available, the Board considered one-, three-, five-, and ten-year performance.

JNL Aggressive Growth Allocation Fund. The Board considered that the Fund outperformed its custom peer group for the one-, three- and five-year periods, though it underperformed for the ten-year period. The Board also considered that the Fund outperformed its benchmark for the one- and three-year periods, though it underperformed for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Balanced Fund. The Board noted that the Fund was restructured to operate as a “feeder fund” of the Master Fund effective April 24, 2017. The Board considered that the Fund outperformed its peer group for the three-year period, though it underperformed its peer group for the one-year period and its blended benchmark for the one- and three-year periods, which represents performance under the Fund’s “feeder fund” structure. The Board also considered that the Fund outperformed its peer group for the five-year period though it underperformed its peer group for the ten-year period and its blended benchmark for the five- and ten-year periods, which represents performance prior to the Fund’s “feeder fund” structure. The Board noted that it would be prudent to allow the team more time to develop its performance record with the Fund in its current structure. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Capital Income Builder Fund. The Board considered that the Fund underperformed its blended benchmark and peer group for the one-year period. The Board noted that the Fund had commenced operations in August 2018 and has just two calendar years of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Advisory Agreement.

JNL/America Funds Capital World Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and outperformed its peer group for the one- and three-year periods, though it underperformed its peer group for the five- and ten-year periods. The Board further considered that because the Fund changed its principal investment strategy effective April 2020, it would be prudent to allow the team more time to develop its performance record with the Fund under its current principal investment strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Global Growth Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Global Small Capitalization Fund. The Board noted that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and its peer group for the one- and three-year periods, though it underperformed its peer group for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth Allocation Fund. The Board considered that the Fund outperformed, after expenses, its benchmark and custom peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth-Income Fund. The Board considered that the Fund outperformed its benchmark and ranked in the 55th percentile of its peer group for the first quarter of 2021, though it underperformed for the other periods. The Board noted, however, that the Fund’s underperformance was largely driven by comparative underperformance in 2019 and 2020. In this regard, the Board also took into account that the Fund outperformed its benchmark in two out of the last four calendar years, and outperformed its peer group in three out of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds International Fund. The Board noted that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods, though it underperformed its peer group for those same periods. The Board noted, however, that underperformance compared to the peer group was largely driven by comparative underperformance in 2019 and 2020. The Board also considered that the Fund outperformed its benchmark and peer group for the fourth quarter of 2020 (ranking in the 4th percentile). The Board further took into account that the Fund outperformed its benchmark in the last four calendar years. Additionally, the Board noted the Fund’s recent transition to a new portfolio manager, as well as the new portfolio manager’s reduced emphasis on dividend-paying securities, the investment in which had provided a headwind to the Fund’s performance in recent years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Moderate Growth Allocation Fund. The Board considered that the Fund outperformed, after expenses, its benchmark and its custom peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds New World Fund. The Board considered that the Fund outperformed its custom peer group for the one-, three-, and ten-year periods and outperformed its benchmark for the one-, three-, and ten-year periods, though it underperformed its benchmark and custom peer group for the five-year period. The Board also considered that the Fund outperformed its benchmark and custom peer group (ranking in the 31st percentile) for the since-inception period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Washington Mutual Investors Fund (formerly, JNL/American Funds Blue Chip Income and Growth Fund). The Board considered that the Fund outperformed its peer group for one-, three-, five-, and ten-year periods, though it underperformed its benchmark for those same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/AQR Large Cap Defensive Style Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one-year period. However, the Board noted that the Fund had commenced operations only in June 2019 and had just one calendar year of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund). The Board considered that the Fund outperformed its benchmark and peer group for the one- and three-year periods. The Board noted that the Fund changed its investment strategy and appointed a sub-adviser in April 2021 and that the Fund’s performance prior to this date was attributable to the previous investment strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/BlackRock Advantage International Fund. The Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its peer group for the one-year period. The Board noted that the Fund had commenced operations only in June 2019 and had just one calendar year of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Allocation Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five-, and ten-year periods. The Board further considered that the Fund outperformed its blended benchmark for the one-, three-, and five-year periods, though it underperformed for the ten-year period. The Board concluded it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Natural Resources Fund. The Board considered that the Fund outperformed its benchmark for the one-year period and its peer group for the three-year period, though it underperformed its benchmark and peer group for the other periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark for the one- and three- year periods and its peer group for the three-year period ended March 31, 2021. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Large Cap Select Growth Fund. The Board noted that the Fund outperformed its peer group for the one-, three-, five-, and ten-year periods though it underperformed its benchmark for those same periods. The Board also considered that the Fund outperformed its benchmark for two of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Causeway International Value Select Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods and outperformed its peer group for the one-, three- and five year periods, though it underperformed its peer group for the ten-year period. The Board, therefore, concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/ClearBridge Large Cap Growth Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one- and three-year periods. However, the Board took into account that the Fund only commenced operations in September 2017 and outperformed its benchmark and peer group for its first complete calendar year (2018), ranking in the 33rd percentile of its peer group. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Conservative Allocation Fund. The Board considered that, while the Fund had underperformed its benchmark and peer group for all periods, as of June 30, 2021, the Fund outperformed its peer group for the one-, three-, and five-year periods and outperformed its benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/DFA International Core Equity Fund. The Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its peer group for the one-year period. The Board noted that the Fund had commenced operations only in June 2019 and had less than two calendar years of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Core Equity Fund. The Board considered that the Fund outperformed its peer group for the five-year period, though it underperformed its peer group for the one-, three-, and ten-year periods and underperformed its benchmark for all periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its peer group for the one-, three-, and five-year periods and outperformed its benchmark for the one-year period ended March 31, 2021. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Small Cap Fund. The Board considered that the Fund outperformed its peer group for the one- and five-year periods, though it underperformed its peer group for the three-year period and its benchmark for all periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its peer group for the one-, three-, and five-year periods and outperformed its benchmark for the one-year period ended March 31, 2021. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Core Fixed Income Fund. The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods, though it underperformed its benchmark for the one- and three-year periods and its peer group for all periods. The Board also considered, however, that the Fund outperformed its benchmark and peer group in two out of the last four years since the sub-adviser took over portfolio management of the Fund in 2017. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund. The Board considered that the Fund underperformed its benchmark and peer group for the one- and three-year periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark and peer group for the one- and three-year periods ended March 31, 2021. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Shiller Enhanced CAPE Fund. The Board considered that the Fund outperformed its benchmark for the three- and five-year periods and outperformed its peer group for the one-, three-, and five-year periods, though it underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Total Return Fund. The Board considered that the Fund outperformed its benchmark for the since-inception period, though it underperformed its benchmark for the remaining periods and its peer group for all periods. However, the Board considered that the underperformance record was largely driven by two challenging calendar years: 2019 and 2020. In this regard, the Board noted that as of December 31, 2018, the Fund was outperforming its benchmark and peer group for all periods. The Board further noted the Fund’s improving performance, which led the Fund to outperform its benchmark and peer group (ranking in the 13th percentile) for the first quarter of 2021. The Board also noted that the Fund outperformed its benchmark and peer group (ranking in the 20th percentile) for the year-to-date period ended June 30, 2021. The Board further noted that the Fund outperformed its benchmark in three out of the last five calendar years. The Board also considered JNAM’s assertion that it expects the Fund to continue its trend of improving performance amid a gradually rising interest rate environment. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Fidelity Institutional Asset Management® Total Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods, though it underperformed its peer group for all periods. The Board took into account that the current Sub-Adviser has been managing the Fund only since June 24, 2019 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/First Sentier Global Infrastructure Fund (formerly, JNL/First State Global Infrastructure Fund). The Board observed that the Fund outperformed its benchmark for the one-, three-, and five-year periods, though it underperformed its peer group for those same periods. The Board further considered that the Fund outperformed its benchmark for the year-to-date, three- and five-year, and since-inception periods as of March 31, 2021. The Board took into account that the current Sub-Adviser has been managing the Fund only since August 13, 2018 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board considered that the Fund outperformed its benchmark for the since-inception period, though it underperformed its benchmark for the remaining periods and its peer group for all periods. However, the Board considered JNAM’s assertion that the underperformance record was largely driven by two challenging calendar years: 2019 and 2020. In this regard, the Board noted that as of December 31, 2018, the Fund was outperforming its benchmark for all periods and outperforming its peer group for the one-, three- and since-inception periods. The Board further noted the Fund’s improving performance, which led the Fund to outperform the benchmark in the first quarter of 2021.

The Board concluded it would continue to closely monitor the Fund’s performance and consider possible strategic alternatives if performance does not continue to improve. In light of the foregoing, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Growth Allocation Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board also considered, however, that the Fund was re-positioned from a Fund-of-Funds structure to an actively managed strategy effective June 24, 2019. The Board further noted the Fund’s improving performance, which led the Fund to outperform its benchmark in the first quarter of 2021. The Board concluded that it would be prudent to allow the team more time to develop its performance record with the Fund in its current structure. The Board concluded that, while it continued to monitor the Fund’s performance, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund outperformed its custom peer group for the five-year period and outperformed its blended benchmark for the five-year and since-inception periods, though it underperformed for the other periods. The Board also took into account the Fund’s recent performance, noting that the Fund outperformed its blended benchmark and custom peer group for the fourth quarter of 2020 and the first quarter of 2021 (ranking in the 34th and 19th percentiles, respectively) , which were markets more conducive to the Fund’s value style of investing. The Board further considered that the Fund outperformed its blended benchmark for three out of the past five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs 4 Fund. The Board noted that the Fund appointed two sub-advisers and revised its investment strategy in April 2021, and that the Fund’s performance prior to this date is attributable to the investment strategy. The Board considered the Fund’s unique investment mandate prior to April 2021 and considered information from JNAM indicating that the Fund was managed in a manner consistent with that mandate and that, because it had no true “peers,” its benchmark is the appropriate comparative performance source. The Board considered that the Fund outperformed its peer group for the one-, three-, and ten-year periods, though it underperformed its peer group for the five-year period and its benchmark for all periods. The Board further considered that because the Fund changed its principal investment strategy effective April 2021, it would be prudent to allow the team more time to develop its performance record with the Fund under its current principal investment strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Goldman Sachs Managed Aggressive Growth Fund. The Board took into account that, after expenses, the Fund outperformed its benchmark and custom peer group for the one-, three-, five-, and ten-year periods. The Board noted JNAM’s assertion that the custom peer group provides the more meaningful performance comparison for the Fund because the funds included in the peer group are more narrowly screened for similar investment allocations as selected by an independent third party. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Managed Conservative Fund. The Board considered that, after expenses, the Fund outperformed its custom peer group for the one- and three-year periods, though it underperformed its blended benchmark for the one-, three-, five-, and ten-year periods and its custom peer group for the five- and ten-year periods. The Board also considered that the Fund outperformed, after expenses, its custom peer group in three of the last five calendar years. The Board also considered that the Fund outperformed its blended benchmark and ranked in the 18th percentile of its custom peer group for the second quarter of 2021. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Managed Growth Fund. The Board considered that, after expenses, the Fund outperformed its benchmark and custom peer group for the one-, three-, five-, and ten-year periods and outperformed its blended benchmark for the one-, three-, and five-year periods, though it underperformed its blended benchmark for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Managed Moderate Fund. The Board considered that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five-, and ten-year periods and its blended benchmark for the one-year period, though it underperformed its blended benchmark for the three-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Managed Moderate Growth Fund. The Board considered that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five-, and ten-year periods and outperformed its blended benchmark for the one-year period, though it underperformed its blended benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/GQG Emerging Markets Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Growth Allocation Fund. The Board considered that the Fund outperformed its custom peer group for all periods and outperformed its benchmark for the one-and ten-year periods, though it underperformed its benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Harris Oakmark Global Equity Fund. The Board considered that the Fund outperformed its custom peer group for the one- and five-year periods, though it underperformed its custom peer group for the three-year period and its benchmark for all periods. The Board also noted that the Fund outperformed its custom peer group for four out of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Heitman U.S. Focused Real Estate Fund. The Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed its peer group for the one-year period. The Board noted that the Fund commenced operations in August 2018 and had only two calendar years of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Diversified Dividend Fund. The Board considered that the Fund outperformed its benchmark for the one- and three-year periods, though it underperformed its peer group for those same periods. The Board also considered that the Fund outperformed its benchmark in two of the past three calendar years, and outperformed its peer group in calendar year 2018 (ranking in the 30th percentile). The Board further noted the Fund’s recent transition to a new lead portfolio manager in March 2021. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Global Growth Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and its custom peer group for the ten-year period, though it underperformed its custom peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco International Growth Fund. The Board considered that the Fund outperformed its benchmark for the ten-year period, though it underperformed for the other periods and underperformed its peer group for all periods. The Board further noted that the Fund outperformed its benchmark for two out of the past three calendar years. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark and peer group for the first quarter of 2021 (ranking in the 9th percentile). The Board also noted that the Fund outperformed its benchmark for the year-to-date and since-inception periods ended June 30, 2021. The Board further considered JNAM’s assertion that it will continue to closely monitor the Fund’s performance and will consider possible strategic alternatives if performance does not continue to improve. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan MidCap Growth Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Total Return Fund, and JNL/T. Rowe Price Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three-, five-, and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL iShares Tactical Growth Fund. The Board considered that the Fund outperformed its custom peer group for the one- and five-year periods, though it underperformed its custom peer group for the three-year period and its benchmark for the one-, three-, and five-year periods. The Board further noted that the Fund outperformed its custom peer group for four out of the past five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL iShares Tactical Moderate Growth Fund. The Board considered that the Fund outperformed its custom peer group for the one- and five-year periods, though it underperformed its custom peer group for the three-year period and its benchmark for the one-, three-, and five-year periods. The Board further noted that the Fund outperformed its custom peer group for four out of the past five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL iShares Tactical Moderate Fund. The Board considered that the Fund underperformed its benchmark and custom peer group for the one-, three- and five-year periods. The Board also considered, however, that the Fund outperformed its benchmark for the year-to-date and one-year periods ended March 31, 2021 and outperformed its custom peer group for the year-to-date and since-inception periods ended March, 31 2021 (ranking in the 41st and 43rd percentiles, respectively). The Board further noted that the Fund outperformed its benchmark for the year-to-date and one-year periods ended June 30, 2021 and outperformed its custom peer group for the since-inception period ended June 30, 2021 (ranking in the 48th percentile). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Global Allocation Fund. The Board considered that the Fund outperformed its peer group for one-, three-, and five-year periods, though it underperformed its blended benchmark for those same periods. The Board took into account that the current Sub-Adviser has been managing the Fund only since June 24, 2019 and, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Hedged Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period. The Board noted that the Fund commenced operations in August 2018 and had less than three calendar years of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund outperformed both its benchmark and peer group for the three-, five- and ten-year periods, and that while the Fund underperformed its benchmark for the one-year period, it outperformed its peer group for that period (ranking in the 20th percentile). The Board also considered that the Fund outperformed its benchmark and peer group (ranking in the 14th percentile) for the since-inception period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Value Fund (formerly, JNL/JPMorgan Growth & Income Fund). The Board considered that the Fund outperformed its benchmark and peer group for the first quarter of 2021 (ranking in the 37th percentile), though it underperformed its benchmark and peer group for all periods ended December 31, 2020. The Board noted, however, that the Fund changed sub-advisers and underwent an investment strategy change in April 2020, and that the Fund’s performance prior to this date was attributable to the previous sub-adviser. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard International Strategic Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Loomis Sayles Global Growth Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one-year period. The Board noted that the Fund commenced operations in August 2018 and had only two calendar years of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the teams more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lord Abbett Short Duration Income Fund. The Board noted that the Fund had commenced operations in April 2020 and had less than one calendar year of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Bond Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board considered that the Fund outperformed its benchmark for the one-year period, though its performance lagged for the three-, five-, and ten-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Communication Services Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, and JNL/Mellon Small Cap Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, five-, and ten-year periods. The Board took into account JNAM’s assertions that it is comfortable with each Fund’s tracking performance for each period and that each Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Consumer Discretionary Sector Fund and JNL/Mellon DowSM Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s respective benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund’s performance surpassed its benchmark for the three-, five-, and ten-year periods, though each Fund’s performance lagged for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with each Fund’s tracking performance for each period and that each Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, and JNL/Mellon MSCI KLD 400 Social Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund outperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Emerging Markets Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-year period, though it lagged for the three- and five-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Energy Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance lagged its benchmark for the one-, three-, five-, and ten-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Equity Income Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the three- and five-year periods, though it underperformed its peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Financial Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the three- and ten-year periods and equaled its benchmark for the five-year period, though its performance lagged for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Healthcare Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-, three-, and five-year periods, though its performance lagged for the ten-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Information Technology Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the three- and five- year periods and equaled its benchmark for the ten-year period, though it lagged its benchmark for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Materials Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance outperformed its benchmark for the one-year period, though it lagged its benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Real Estate Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance lagged its benchmark for the one- and three-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon S&P 400 MidCap Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance lagged its benchmark for the one-year period by three basis points, equaled its benchmark for the three-year period, and surpassed its benchmark for the five- and ten-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon S&P 500 Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-, three-, and ten-year periods and equaled its benchmark for the five-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon World Index Fund (formerly, JNL/Mellon MSCI World Index Fund). The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-, three-, and five-year periods, though it lagged its benchmark for the ten-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund). The Board noted that the Fund appointed a sub-adviser and revised its investment strategy in April 2021, and that the Fund’s performance prior to this date is attributable to the investment strategy. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board considered that the Fund underperformed its benchmark for the one- and three-year periods. The Board further considered that because the Fund changed its principal investment strategy effective April 2021, it would be prudent to allow the team more time to develop its performance record with the Fund under its current principal investment strategy. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/Mellon Utilities Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board noted that the Fund’s performance surpassed its benchmark for the one-period, though it lagged its benchmark for the three- and five-year periods. The Board also considered that the Fund’s performance equaled its benchmark for the 2020 and 2016 calendar years and underperformed its benchmark by one basis point for the 2019, 2018, and 2017 calendar years. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/MFS Mid Cap Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three-, and five-year periods, though it underperformed its benchmark and peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Moderate Allocation Fund. The Board considered that the Fund outperformed its custom peer group for the one-, three-, and five-year periods, though it underperformed its benchmark for those same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Moderate Growth Allocation Fund. The Board considered that the Fund outperformed its custom peer group for one-, three-, five-, and ten-year periods and outperformed its benchmark for the ten-year period, though it underperformed its benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Morningstar Wide Moat Index Fund. The Board considered that the Fund underperformed its benchmark for the one-year period. The Board noted that the Fund commenced operations in August 2018 and had just two calendar years of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Alternative Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three-, and five-year periods. The Board also noted that, effective April 2021, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets, effective April 2018, an existing sub-adviser was replaced with a new sub-adviser, and, effective August 2018, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Emerging Markets Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the fourth quarter of 2020, though it underperformed for the other periods. The Board further noted that, however, that effective April 2020, the existing sub-adviser was replaced with new sub-advisers, and that the Fund’s performance prior to this date was attributable to the previous sub-adviser. In light of this and the Fund’s improving performance the Board concluded it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period. The Board also noted that the Fund commenced operations in August 2018 and had just two calendar years of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board also noted that, effective April 2021, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Mid Cap Fund. The Board noted that the Fund outperformed its peer group for the one- and three-year periods and outperformed its benchmark for the three-year period, though it underperformed its benchmark for the one-year period. The Board also noted that, effective April 2020, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and outperformed its peer group for the one-, three-, and five-year periods and underperformed its peer group for the ten-year period. The Board also noted that, effective April 2018, an existing sub-adviser was replaced with a new sub-adviser, and, effective October 14, 2019, a new sub-adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three- and five-year periods. The Board also noted that a new sub-adviser began managing a portion of the Fund’s assets effective April 26, 2021. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Neuberger Berman Commodity Strategy Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods and its peer group for the three- and five-year periods, though it underperformed its peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Neuberger Berman Strategic Income Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the one- and three-year periods, though it underperformed its peer group for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Income Fund. The Board considered that the Fund outperformed its benchmark for the fourth quarter of 2020 and the first quarter of 2021, though it underperformed its benchmark for the other periods and underperformed its peer group for all periods as of December 31, 2020. The Board also considered, however, that the Fund outperformed its benchmark for the one- and three-year periods ended March 31, 2021. The Board also noted that the Fund outperformed its benchmark for the year-to-date period ended June 30, 2021. The Board further noted that the Fund outperformed its benchmark for calendar years 2019 and 2018, and also outperformed its peer group in 2018 (ranking in the 24th percentile). The Board further considered that the Fund had commenced operations in September 2017 and had just three calendar years of performance data as of December 31, 2020. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Investment Grade Credit Bond Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America Floating Rate Income Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board further noted the Fund’s improving performance, which led the Fund to outperform its benchmark and perform within 1 basis point of its peer group (ranking in the 38th percentile) for the second quarter of 2021. The Board further took into account that the Fund outperformed its benchmark for the calendar years 2019, 2016 and 2015, and outperformed its peer group for calendar years 2019 and 2016 (ranking in the 40th and 48th percentiles, respectively), periods in which higher-quality securities performed better than lower-rated ones. The Board noted the Fund’s recent transition to a new lead portfolio manager with a different portfolio management construction process and philosophical approach. The Board also considered JNAM’s assertion that it will continue to closely monitor the Fund’s performance and risk profile with the expectation that relative performance will trend higher over the coming years under the new management regime. The Board concluded that, while it continued to monitor the Fund’s performance, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed its benchmark for the ten-year period, though it underperformed its benchmark for the other periods. The Board also considered that the Fund outperformed its peer group for the five-year period, though it underperformed its peer group for the other periods. The Board took into account that the Fund outperformed its benchmark and peer group in three out of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund surpassed its custom benchmark for the one-year period, though the Fund’s performance lagged its custom benchmark for the other periods. The Board noted that the Fund was within 0.40%, 0.34%, and 0.42% of the custom benchmark for the three-, five-, and ten-year periods, respectively. The Board further considered that it has previously approved an index strategy change for the Fund effective June 24, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Multi-Factor U.S. Equity Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund’s performance surpassed its custom benchmark for the ten-year period, though it lagged its custom benchmark for the one-, three- and five-year periods. The Board further considered that it has previously approved an index strategy change for the Fund effective June 24, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL S&P 500 Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the respective benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund underperformed its benchmark for the one- and three-year periods. The Board further noted that the Fund equaled its benchmark for the 2019 calendar year and underperformed its benchmark by one basis point for the 2020 and 2018 calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Balanced Fund. The Board considered that the Fund outperformed its blended benchmark for the three-year period and its peer group for the one- and three-year periods, though it underperformed its blended benchmark for the one- and three-year periods and its peer group for the five-year period. The Board further considered that, effective April 2020, the Fund revised its investment strategy to remove the volatility overlay, and that effective August 2018, a new sub-adviser replaced the existing sub-adviser in conjunction with various investment strategy and fee changes to this Fund, including a change from a fund-of-funds structure to an actively managed fund structure. The Board also considered that, because of the recent sub-adviser and various investment strategy changes, it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Capital Appreciation Fund. The Board considered that the Fund outperformed its blended benchmark and peer group for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund outperformed its benchmark for the ten-year period and its peer group for the five- and ten-year periods, though it underperformed its benchmark for the one-, three-, and five-year periods and its peer group for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board took into account that the Fund outperformed its benchmark for the ten-year period, though it underperformed its benchmark for the remaining periods and underperformed its peer group for all periods. The Board noted, however, that underperformance compared to the peer group was largely driven by comparative underperformance in 2019 and 2020. In this regard, the Board considered that the Fund outperformed its benchmark for three of the past five calendar years, and also outperformed its peer group in calendar years 2018 and 2016 (ranking in the 27th and 44th percentiles, respectively). Also in this regard, the Board considered that, as of December 31, 2018, the Fund outperformed its benchmark and peer group over all periods. The Board further noted the Fund’s improving performance, which led the Fund to outperform its benchmark in the first quarter of 2021. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and its peer group for the one-year period, though it underperformed its peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price U.S. High Yield Fund. The Board considered that the Fund outperformed its benchmark and peer group for the fourth quarter of 2020, though it underperformed its benchmark and peer group for one- and three-year periods. The Board noted, however, that the Fund changed sub-advisers and revised its investment strategy effective April 2020, and that it would be prudent to allow the team more time to develop its performance record as a result of these changes. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Growth ETF Allocation Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that each Fund underperformed its benchmark for the one- and three-year periods, though each Fund outperformed its custom peer group for the one- and three-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/WCM Focused International Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- three-, and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Westchester Capital Event Driven Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its custom peer group for the three- and five-year periods, though it underperformed its custom peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund. The Board considered that the Fund outperformed its peer group for the three-, five-, and ten-year periods, though it underperformed its peer group for the one-year period and its blended benchmark for the one-, three-, five-, and 10-year periods. The Board also considered that the Fund outperformed its blended benchmark for the since-inception period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Equity Income Fund (formerly, JNL/Vanguard Equity Income Fund). The Board considered that the Fund outperformed its benchmark for the one-year period and was equal to its peer group for the three-year period, though it underperformed its benchmark for the three-year period and its peer group for the one-year period. The Board further considered that, effective April 2021, the Fund appointed a sub-adviser and revised its investment strategy from a feeder fund in a “master-feeder” structure to an actively managed fund structure. The Board also considered that, because of the recent sub-adviser and investment strategy changes, it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Fund’s Advisory Agreement.

JNL/WMC Global Real Estate Fund (formerly, JNL/Invesco Global Real Estate Fund). The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board noted, however, that the Fund changed sub-advisers effective April 2021, and that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Government Money Market Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three-, five-, and ten-year periods. The Board noted that prior to September 19, 2016, the Fund operated as a prime money market fund and that, effective September 19, 2016, the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund. The Board considered that the Fund outperformed its benchmark for the one- and three-year periods and outperformed its benchmark and peer group (ranking in the 35th percentile) for the since-inception period. The Board noted that the Fund had underperformed its benchmark for the remaining periods and its peer group for all but the since-inception period. The Board further considered that the Fund outperformed its benchmark for the year-to-date, one-, three-, and five-year, and since-inception periods ended March 31, 2021 and for all periods ended June 30, 2021. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser(s). For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board considered each Fund’s total expense ratio and compared that to the average total expense ratio of the peer group. For certain Funds, the Board considered the total expense ratio without the inclusion of, where applicable, transfer agency and Rule 12b-1 fees. This consideration was based on JNAM’s assertion that, due to the composition of certain peer groups that contain both retail and variable annuity funds, the total expense ratio (excluding transfer agency and Rule 12b-1 fees) was a more meaningful source of comparative information. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. The Board noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and, as such, the universe of comparable funds in the Funds’ peer groups may change from time to time.

The Board also took into account that various fee reductions and other fee changes were implemented for certain Funds on January 1, 2020, March 1, 2020, April 27, 2020, July 1, 2020, September 1, 2020, October 1, 2020, December 1, 2020, March 1, 2021, April 26, 2021, September 1, 2021, and October 1, 2021. It noted that these reductions will serve to further reduce certain Funds’ advisory fees, sub-advisory fees, and/or total expense ratios.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL Aggressive Growth Allocation Fund. The Board noted that the Fund’s advisory fee is less than its peer group average. The Board considered that the Fund’s total expense ratio (including and excluding underlying fund expenses) is higher than its peer group average. The Board also considered that the Fund’s total expense ratio (excluding underlying fund expenses) is within six basis points of the peer group average. The Board noted that each of the Funds’ underlying funds is subject to individual oversight. The Board also considered that the Fund does not have a sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Balanced Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, and the Fund’s total expense ratio (including Master Fund expenses) is within two basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Capital Income Builder Fund. The Board considered that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than their peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Capital World Bond Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, while its total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is within seven basis points of the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds® Global Growth Fund. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is within three basis points of the peer group average and the Fund’s advisory fee is within seven basis points of the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Global Small Capitalization Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is within four basis points of the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds® Growth Fund. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is lower than the peer group average, though the advisory fee is higher than the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth Allocation Fund. The Board considered that the Fund’s advisory fee and total expense ratio (including underlying fund expenses) are within five and two basis points of their respective peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth-Income Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, though the Fund’s total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board took into account that the Fund’s total expense ratio (including Master Fund expenses) is within seven basis points of the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds International Fund. The Board noted that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods, though it underperformed its peer group for those same periods. The Board noted, however, that underperformance compared to the peer group was largely driven by comparative underperformance in 2019 and 2020. The Board also considered that the Fund outperformed its benchmark and peer group for the fourth quarter of 2020 (ranking in the 4th percentile). The Board further took into account that the Fund outperformed its benchmark in the last four calendar years. Additionally, the Board noted the Fund’s recent transition to a new portfolio manager, as well as the new portfolio manager’s reduced emphasis on dividend-paying securities, the investment in which had provided a headwind to the Fund’s performance in recent years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Moderate Growth Allocation Fund. The Board considered that the Fund’s advisory fee is within one basis point of the peer group average, while the Fund’s total expense ratio (including underlying fund expenses) is higher than the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds New World Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, and that the Fund’s total expense ratio (including Master Fund expenses) is within four basis points of its peer group average. The Board considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Washington Mutual Investors Fund (formerly, JNL/American Funds Blue Chip Income and Growth Fund). The Board considered that the Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than their peer group averages. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/AQR Large Cap Defensive Style Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Baillie Gifford International Growth Fund (formerly, JNL/Vanguard International Fund), JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Fidelity Institutional Asset Management® Total Bond Fund, JNL/Invesco International Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Equity Income Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon U.S. Stock Market Index Fund (formerly, JNL/Vanguard U.S. Stock Market Index Fund), JNL Multi-Manager Small Cap Value Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL S&P 500 Index Fund, JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund, and JNL/WMC Value Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Income Fund, JNL/GQG Emerging Markets Equity Fund, and JNL Multi-Manager Emerging Markets Equity Fund. The Board considered that each Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though each Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund. The Board considered that the Fund's sub-advisory fee is lower than the peer group average, while the advisory fee and total expense ratio are within seven and five basis points of their respective peer group averages. The Board also took into account that JNAM, in conversations with the Board, implemented contractual advisory fee reductions effective April 27, 2020 and January 1, 2020, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/BlackRock Large Cap Select Growth Fund. The Board considered that the Fund's advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s sub-advisory fee is equal to the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Causeway International Value Select Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, though the Fund’s sub-advisory fee and total expense ratio are equal to their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/ClearBridge Large Cap Growth Fund. The Board considered that the Fund’s total expense ratio is equal to its peer group average and that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Conservative Allocation Fund. The Board noted that the Fund’s total expense ratio (excluding and including underlying fund expenses) is lower than its peer group average and while the Fund’s advisory fee is higher than its peer group average, it is within five basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA International Core Equity Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages and the sub-advisory fee is within one basis point of the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective March 1, 2020, which converted to a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Core Fixed Income Fund. The Board took into account that the Fund’s advisory fee is lower than the peer group average and that the Fund’s sub-advisory fee and total expense ratio are within four and three basis points of their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the Fund’s recent performance and the services provided.

JNL/DoubleLine® Emerging Markets Fixed Income Fund and JNL/Invesco Global Growth Fund. The Board considered that each Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, though each Fund’s total expense ratio is equal to the peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Shiller Enhanced CAPE Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Total Return Fund. The Board considered that the Fund’s total expense ratio is only three basis points higher than its peer group average and that the Fund’s advisory and sub-advisory fees are higher than their peer group averages by three and six basis points, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/First Sentier Global Infrastructure Fund (formerly, JNL/First State Global Infrastructure Fund). The Board took into account that the Fund’s sub-advisory fee and total expense ratio are lower than their respective peer group averages, and the Fund’s advisory fee is within four basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Global Multisector Bond Fund. The Board took into account that the Fund’s sub-advisory fee is equal to its peer group average and that the Fund’s advisory fee and total expense ratio are higher than their respective peer group averages, though the advisory fee and total expense ratio are within four and three basis points of their peer group averages, respectively. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Growth Allocation Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their peer group averages, while its total expense ratio is equal to its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs 4 Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Aggressive Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and the Fund’s total expense ratio (including underlying fund expenses) is within five basis points of its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within six basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Conservative Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within four basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their peer group averages and that the Fund’s total expense ratio (excluding underlying fund expenses) is within four basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Moderate Fund. The Board considered that the Fund’s sub-advisory fee is lower than the respective peer group average and that the Fund’s advisory fee is within one basis point of the peer group average. The Board noted that the Fund’s total expense ratio (excluding underlying fund expenses) is within six basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Goldman Sachs Managed Moderate Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and that the Fund’s total expense ratio (excluding underlying fund expenses) is within three basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Growth Allocation Fund. The Board took into account that the Fund’s advisory fee is lower than its peer group average. The Board considered that the Fund’s total expense ratio (including and excluding underlying fund expenses) is higher than its peer group average. The Board also considered that the Fund’s total expense ratio (excluding underlying fund expenses) is within five basis points of the peer group average. The Board noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Harris Oakmark Global Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than the respective peer group averages. The Board noted, however, that the Fund’s advisory fee is within one basis point of the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective October 14, 2019. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Heitman U.S. Focused Real Estate Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average though the Fund’s sub-advisory fee and total expense ratio are higher than the respective peer group averages. The Board further considered that the Fund’s total expense ratio is within two basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Diversified Dividend Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s sub-advisory fee and total expense ratio are higher than their respective peer group averages though the sub-advisory fee and total expense ratio are within six and seven basis points of their peer group averages, respectively. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2021, which will convert to a contractual advisory fee reduction in April 2022. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Small Cap Growth Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, though the Fund’s sub-advisory fee and total expense ratio are higher than their respective peer group averages. The Board noted, however, that the Fund’s total expense ratio is within five basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL iShares Tactical Growth Fund. The Board considered that the Fund's advisory and sub-advisory fees and total expense ratio (excluding underlying expenses) are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio (including underlying expenses) is within three basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL iShares Tactical Moderate Fund. The Board considered that the Fund's advisory and sub-advisory fees are lower than the respective peer group averages and that the Fund’s total expense ratio (including underlying expenses) is equal to its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL iShares Tactical Moderate Growth Fund. The Board considered that the Fund's advisory and sub-advisory fees are lower than the respective peer group averages and the Fund’s total expense ratio (including underlying expenses) is equal to its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Global Allocation Fund. The Board considered that the Fund’s sub-advisory fee is lower than its peer group average, while the Fund’s advisory fee and total expense ratio are within five and three basis points of their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Hedged Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are below their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Midcap Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board considered that JNAM, in conversations with the Board, reduced the Fund's sub-advisory fee through a contractual fee reduction effective September 1, 2021. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan U.S. Value Fund (formerly, JNL/JPMorgan Growth & Income Fund). The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lazard International Strategic Equity Fund. The Board considered that the Fund’s advisory fee is below the peer group average and the total expense ratio is equal to the peer group average, while the Fund’s sub-advisory fee is within five basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Lord Abbett Short Duration Income Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while the Fund’s total expense ratio is within five basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Bond Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, and JNL/Mellon World Index Fund (formerly, JNL/Mellon MSCI World Index Fund). The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon S&P 500 Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL/MFS Mid Cap Value Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages and its sub-advisory fee is within three basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Allocation Fund. The Board noted that the Fund’s total expense ratio (including and excluding underlying Fund expenses) is lower than its peer group average and while the Fund’s advisory fee is higher than its peer group average, it is within two basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Growth Allocation Fund. The Board considered that the Fund’s advisory fee and total expense ratio (including and excluding underlying Fund expenses) are higher than their respective peer group averages. The Board noted, however, that the Fund’s advisory fee is within one basis point of its peer group average and that the Fund’s total expense ratio (excluding underlying fund expenses) is within eight basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the

Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Morningstar Wide Moat Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while the Fund’s total expense ratio is within six basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided and the Fund’s performance.

JNL Multi-Manager Alternative Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are higher than their respective peer group averages. The Board also considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective April 26, 2021. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and its sub-advisory fee is within one basis point of the peer group average. The Board further considered that the Fund’s total expense ratio is equal to the peer group average. The Board noted that the Fund’s sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Mid Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, though its sub-advisory fee and total expense ratio are higher than their respective peer group averages. The Board noted that the Fund’s sub-advisory fee and total expense ratio are within three basis points and six basis points of their respective peer group averages and that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s sub-advisory fee is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Neuberger Berman Commodity Strategy Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages and its sub-advisory is equal to its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Income Fund. The Board considered that the Fund’s total expense ratio is lower than its peer group average and that the Fund’s advisory fee is equal to its peer group average. The Board also noted that the Fund’s sub-advisory fee is higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Investment Grade Credit Bond Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, while the Fund’s sub-advisory fee is within four basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, the Fund’s total expense ratio is within four basis points of the peer group average and the Fund’s sub-advisory fee is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PPM America Floating Rate Income Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group average. The Board noted that the Fund’s total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the information considered by the Board and services provided.

JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

 JNL/RAFI® Multi-Factor U.S. Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Balanced Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Capital Appreciation Fund. The Board considered that the Fund's advisory fee and sub-advisory fee are lower than their respective peer group averages, and the Fund’s total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than the respective peer group averages, while the Fund’s sub-advisory fee is within two basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, and that the Fund’s sub-advisory fee is within four basis points of its peer group average. The Board further considered that JNAM, in conversations with the Board, converted the Fund’s advisory fee waiver to a contractual fee reduction effective April 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price U.S. High Yield Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and its sub-advisory fee is within two basis points of its peer group average, though the total expense ratio is higher than the peer group average. The Board also considered that JNAM, in conversations with the Board, implemented contractual advisory fee reductions effective April 27, 2020 and October 1, 2021. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction, effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio (including underlying fund expenses) are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/WCM Focused International Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their peer group averages, while the Fund’s total expense ratio is within four basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Westchester Capital Event Driven Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s sub-advisory fee is equal to the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Equity Income Fund (formerly, JNL/Vanguard Equity Income Fund and. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, while the sub-advisory fee is within three basis points of the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 27, 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WMC Global Real Estate Fund (formerly, JNL/Invesco Global Real Estate Fund). The Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Board further considered that the Fund’s sub-advisory fee is within one basis points of the peer group average. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 26, 2021. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Funds, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and each Sub-Adviser at arm’s-length. These sub-advisory fees are paid by JNAM to each Sub-Adviser. For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints. Additionally, to the extent that JNAM is waiving its advisory fee with respect to a certain Fund, it may also be benefitting from the breakpoints in sub-advisory fees. The Board concluded that the sub-advisory fee schedules, where applicable, in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM and each Sub-Adviser. The Board also considered JNAM’s fee waivers for certain Funds, pursuant to which it has reduced its fees and reimburses other expenses of the Funds, as applicable, to reduce the total annual operating expenses of the Funds. The Board determined that profits realized by JNAM and each Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain Sub-Advisers pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that Sub-Advisers are not required to participate in the meetings and that recommendations to hire or fire Sub-Advisers are not influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Fund(s). The Board also considered that, in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and/or the securities lending agent for the Funds, as well as for JNL Investors Series Trust. The Board considered that each service provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law.

JNL Series Trust

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreements (“Advisory Agreements”) with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable) and Sub-Sub-Adviser(s) (“Sub-Sub-Advisory Agreement” or “Sub-Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement and Sub-Advisory Agreements, the “Agreements”).

At a meeting on November 30 - December 2, 2021, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the following three new Funds to the existing Advisory Agreement and corresponding new and amended Sub-Advisory Agreements noted below:

1. JNL/AB Sustainable Global Thematic Fund

a. A new Sub-Advisory Agreement AllianceBernstein L.P. (“AB”).

2. JNL/Neuberger Berman Gold Plus Strategy Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with Neuberger Berman Investment Advisers LLC (“Neuberger Berman”).

3. JNL/WCM China Quality Growth Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with WCM Investment Management, LLC (“WCM”).

The Board further considered information relating to Sub-Adviser and Sub-Sub-Adviser replacements and additions for the following existing Funds:

1. JNL/Invesco International Growth Fund

a. A new Sub-Advisory Agreement with William Blair Investment Management, LLC (“William Blair”), whereby William Blair would replace Invesco Advisers, Inc. as Sub-Adviser, and the Fund is renamed the JNL/William Blair International

Leaders Fund.

1. JNL/Franklin Templeton Global Multisector Bond Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with Western Asset Management Company, LLC (“Western Asset”), whereby Western Asset would replace Franklin Advisers, Inc. as Sub-Adviser, and the Fund is renamed the JNL/Western Asset Global Multi-Sector Bond Fund.

b. A new Sub-Sub-Advisory Agreement between Western Asset and Western Asset Management Company Limited (“Western Asset Limited”), whereby Western Asset Limited is appointed as a Sub-Sub-Adviser.

c. A new Sub-Sub-Advisory Agreement between Western Asset and Western Asset Management Company Pte. Ltd. (“Western Asset Pte. Ltd.”), whereby Western Asset Management Pte. Ltd. is appointed as a Sub-Sub-Adviser.

2. JNL Multi-Manager Mid Cap Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with Kayne Anderson Rudnick Investment Management, LLC (“KAR”), whereby KAR is appointed as a Sub-Adviser.

3. JNL Multi-Manager Small Cap Growth Fund

a. A new Sub-Advisory Agreement with BAMCO, Inc. ("BAMCO"), whereby BAMCO would serve as a Sub-Adviser.

b. A new Sub-Advisory Agreement with Segall Bryant & Hamill, LLC ("SBH"), whereby SBH would serve as a Sub-Adviser.

4. JNL/T. Rowe Price Balanced Fund

a. A new Sub-Sub-Advisory Agreement between T. Rowe Price Associates, Inc. (“TRPA”) and T. Rowe Price Investment Management, Inc. (“TRPIM”), whereby TRPIM is appointed as a Sub-Sub-Adviser.

5. JNL/T. Rowe Price Capital Appreciation Fund

a. A new Sub-Sub-Advisory Agreement between TRPA and TRPIM, whereby TRPIM is appointed as a Sub-Sub-Adviser.

6. JNL/T. Rowe Price Mid-Cap Growth Fund

a. A new Sub-Sub-Advisory Agreement between TRPA and TRPIM, whereby TRPIM is appointed as a Sub-Sub-Adviser.

7. JNL/T. Rowe Price U.S. High Yield Fund

a. A new Sub-Sub-Advisory Agreement between TRPA and TRPIM, whereby TRPIM is appointed as a Sub-Sub-Adviser.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements. With respect to its approval of an amendment to the Sub-Advisory Agreement with each of KAR, Neuberger Berman, WCM and Western Asset, the Board noted that these Sub-Advisory Agreements were with Sub-Advisers that already provide services to one or more existing Funds in the Trust. Thus, with respect to these Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Adviser, Sub-Advisers and Sub-Sub-Advisers for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Advisers and the Sub-Sub-Advisers through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM, the Sub-Advisers and the Sub-Sub-Advisers and to consider the terms of the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by JNAM, the Sub-Advisers and the Sub-Sub-Advisers.

For each New Fund, the Board considered the services to be provided by JNAM, including, but not limited to, the oversight of each Sub-Adviser, as applicable, pursuant to the Trust’s “Manager of Managers” exemptive relief, as well as the provision of recordkeeping and compliance services to the Funds.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser and Sub-Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers and Sub-Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers and Sub-Sub-Advisers, in connection with its approval of the Sub-Advisory Agreements and Sub-Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the series of the Trust, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Funds and each Sub-Adviser and Sub-Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ and Sub-Sub-Advisers’ portfolio managers who are and would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to each Sub-Adviser and Sub-Sub-Adviser. The Board considered compliance reports about JNAM, the Sub-Advisers and the Sub-Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by JNAM under the Advisory Agreement and each Sub-Adviser and Sub-Sub-Adviser under the applicable Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Investment Performance of the Funds

New Funds:

JNL/AB Sustainable Global Thematic Fund and JNL/WCM China Quality Growth Fund. The Board took into account that each Fund had not commenced operations and there was no Fund performance data to review. The Board reviewed the performance of each proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to each Fund’s proposed benchmark index and peer group returns. The Board concluded it would be in the best interests of each Fund and its potential shareholders to approve the Agreements.

JNL/Neuberger Berman Gold Plus Strategy Fund. The Board took into account that the Fund had not commenced operations and there was no Fund performance data to review. The Board further noted that the proposed Sub-Adviser’s investment mandate is a custom strategy for the Fund. Accordingly, the Board reviewed backtested performance results for the Sub-Adviser’s proposed investment mandate as compared to the Fund’s proposed benchmark index and peer group returns. The Board concluded it would be in the best interests of the Fund and its potential shareholders to approve the Agreements.

Sub-Adviser and Sub-Sub-Adviser Replacements and Additions for Existing Funds:

JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund and JNL/Invesco International Growth Fund (to be renamed JNL/William Blair International Leaders Fund). The Board reviewed the performance of each Fund’s proposed Sub-Adviser’s investment mandate with similar investment strategies as compared to each Fund, each Fund’s benchmark index and each Fund’s peer group returns, respectively. The Board concluded it would be in the best interests of each Fund and its shareholders to approve each Sub-Advisory Agreement.

JNL/Franklin Templeton Global Multisector Bond Fund (to be renamed JNL/Western Asset Global Multi-Sector Bond Fund). The Board reviewed the performance of the Fund’s proposed Sub-Adviser’s investment mandate with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns, respectively. The Board also considered the proposed Sub-Sub-Advisory Agreement pursuant to which it is proposed that Western Asset Limited and Western Asset Pte. Ltd. serve as Sub-Sub-Advisers. The Board concluded it would be in the best interests of the Fund and its shareholders to approve the Agreements.

JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund. The Board considered the Sub-Adviser’s proposal regarding the transfer of investment responsibilities to the Sub-Sub-Adviser for each Fund. The Board considered that there will be no change to the investment strategy or portfolio manager(s) of each Fund due to the appointment of the Sub-Sub-Adviser. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

Costs of Services

  The Board reviewed the fees to be paid to the Adviser, each Sub-Adviser and Sub-Sub-Adviser, as applicable.  The Board noted that the Funds’ sub-advisory fees would be paid by JNAM (not the Fund) and that for each of JNL/Franklin Templeton Global Multisector Bond Fund (to be renamed the JNL/Western Asset Global Multi-Sector Bond Fund), JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund, sub-sub-advisory fees would be paid by each Fund’s sub-adviser, and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund, as applicable, is set forth below:

New Funds:

JNL/AB Sustainable Global Thematic Fund. The Board considered that the Fund’s sub-advisory fee and total expense ratio are lower than their respective peer group averages, though the Fund’s advisory fee is higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Neuberger Berman Gold Plus Strategy Fund. The Board considered that the Fund's advisory fee and total expense ratio are lower than their respective peer group averages. The Board took into account that the Fund’s sub-advisory fee rate is within seven basis points of the peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services to be provided.

JNL/WCM China Quality Growth Fund. The Board considered that the Fund’s sub-advisory fee and total expense ratio are lower than their respective peer group averages. The Board noted that the Fund’s advisory fee is within two basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Sub-Adviser Replacements and Additions for Existing Funds:

JNL Multi-Manager Mid Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average and its sub-advisory fee is within three basis points of its peer group average. The Board further considered that the Fund’s total expense ratio is within six basis points of its peer group average. The Board noted that in conjunction with the Sub-Adviser addition, the Fund’s advisory fee and total expense ratio are not proposed to change. The Board concluded that the sub-advisory fee is in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, while the Fund’s sub-advisory fee is higher than its peer group average. The Board noted that in conjunction with the addition of the two new Sub-Advisers, the Fund’s advisory fee and total expense ratio are not proposed to change. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Franklin Templeton Global Multisector Bond Fund (to be renamed JNL/Western Asset Global Multi-Sector Bond Fund) The Board considered that the proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average. The Board noted that in conjunction with the Sub-Adviser change, the Fund’s advisory fee is proposed to change. In this regard, the Board noted that the proposed advisory fee is lower than the current advisory fee and the peer group average. The Board also noted that the total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than both the current total expense ratio and the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Invesco International Growth Fund (to be renamed JNL/William Blair International Leaders Fund). The Board considered that the proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average. The Board noted that in conjunction with the Sub-Adviser change, the Fund’s advisory fee is proposed to change. In this regard, the Board noted that the proposed advisory fee is lower than the current advisory fee and the peer group average. The Board also noted that the total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than both the current total expense ratio and the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/T. Rowe Price Balanced Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Capital Appreciation Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund's advisory fee and sub-advisory fee are lower than their respective peer group averages, and the Fund’s total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund. Referring to materials previously provided by the Adviser, the Board noted that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, and that the Fund’s sub-advisory fee is within four basis points of its peer group average. The Board further considered that JNAM, in conversations with the Board, converted the Fund’s advisory fee waiver to a contractual fee reduction effective April 2020. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price U.S. High Yield Fund. Referring to materials previously provided by the Adviser, the Board considered that the Fund’s advisory fee is lower than its peer group average and its sub-advisory fee is within two basis points of its peer group average, though the total expense ratio is higher than the peer group average. The Board also considered that JNAM, in conversations with the Board, implemented contractual advisory fee reductions effective April 27, 2020 and October 1, 2021. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Profitability

The Board considered information concerning the costs to be incurred and profits expected to be realized by JNAM and each Sub-Adviser. The Board determined that profits expected to be realized by JNAM and each existing Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the advisory fee arrangements for each Fund contain breakpoints that decrease the fee rate as assets increase. The Board also noted that each Sub-Adviser has agreed to breakpoints in the sub-advisory fee rates, with the exception of WCM for the JNL/WCM China Quality Growth Fund, William Blair for the JNL/William Blair International Leaders Fund and the SBH- managed sleeve of the JNL Multi-Manager Small Cap Growth Fund. The Board also noted that the sub-advisory fee for each Fund will be paid by JNAM (not the Fund) and that, for each of JNL/Franklin Templeton Global Multisector Bond Fund (to be renamed the JNL/Western Asset Global Multi-Sector Bond Fund), JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund, the sub-sub-advisory fees will be paid by each Fund’s Sub-Adviser (not the Fund).

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Advisers and the Sub-Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  In its periodic evaluation of the benefits to the Sub-Advisers, the Board also noted that certain Sub-Advisers may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings do not yield a profit to the distributor that a sub-adviser is not required to participate in the meetings and that recommendations to hire or fire sub-advisers are not influenced by the sub-adviser’s willingness to participate in the meetings. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers and Sub-Sub-Advisers through their relationships with the Funds, the Board noted that the Sub-Advisers and Sub-Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Advisers or Sub-Sub-Advisers as a result of their relationship with the Funds.

JNAM Liquidity Narrative for Shareholders

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (“Program”). The Program is overseen by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Funds’ investment adviser, Jackson National Asset Management, LLC. The Funds’ Board of Trustees (“Board”) has approved the designation of the LRMC to oversee the Program. In administering the Program, the LRMC consults with each Fund’s sub-adviser, if applicable, when such consultation is deemed necessary or appropriate by the LRMC.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations timely. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect the LRMC’s assessment of their relative liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The LRMC has determined, and reported to the Board, that the Program has operated adequately and effectively to manage the Funds’ liquidity risk since implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Supplement Dated September 3, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 2, 2021, the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Global Macro Strategy,” for the JNL Multi-Manager Alternative Fund, after the second paragraph please add the following:

The Fund may invest in derivatives transactions such as options, futures contracts or swap agreements, including credit default swaps. The Fund’s derivative exposure will vary from time to time depending upon market conditions, inflows and outflows of investments in the Fund and other factors considered by the Sub-Advisers from time to time.

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bullet paragraph please add the following:

Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein. The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States. Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization (“DCO”). Central clearing is intended to reduce the risk of default by the counterparty. However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin. There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing. The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Baillie Gifford U.S. Equity Growth Fund, after the last bullet paragraph please add the following:

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/BlackRock Global Allocation Fund, after “BlackRock Investment Management, LLC (“BlackRock”)” please add the following:

Sub-Sub-Adviser:
BlackRock Singapore Limited (“BSL”)

Effective July 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/First Sentier Global Infrastructure Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Andrew Greenup	August 2018	Deputy Head of Global Listed Infrastructure, First Sentier
Peter Meany	August 2018	Head of Global Listed Infrastructure, First Sentier
Edmund Leung	July 2021	Portfolio Manager, First Sentier

Effective September 2, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete the sub-section entitled “Sub-Sub-Adviser” in its entirety and replace with the following:

Sub-Sub-Advisers:

ClearBridge Investments, LLC (“ClearBridge”)

Franklin Templeton Institutional, LLC (“FTI”)

Templeton Global Advisors Limited

Effective September 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Equity Income Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Newton Investment Management North America, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it also may purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index.

Effective September 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Mellon Equity Income Fund, please delete the Sub-Adviser and Portfolio Manager table in the entirety and replace with the following:

Sub-Adviser:
Newton Investment Management North America, LLC

Portfolio Manager:

Name:	Joined Fund Management Team In:	Title:
John C. Bailer, CFA	March 2012	Executive Vice President, Senior Portfolio Manager, Newton

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon Materials Sector Fund, after the last bullet paragraph please add the following:

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

This Supplement is dated September 3, 2021.

Supplement Dated October 22, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 3, 2021, for the JNL/American Funds Capital Income Builder Fund, please delete all references to and information for David M. Riley.

Effective October 1, 2021, for the JNL Multi-Manager International Small Cap Fund, please delete all references to and information for Milena Mileva.

In the section, “Summary Overview of Each Fund,” under “Investment Objective,” for the JNL/American Funds Bond Fund of America Fund, please delete the paragraph in the entirety and replace with the following:

Investment Objective. The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond Fund of America® (“Master Fund”).

Effective November 1, 2021, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/American Funds Washington Mutual Investors Fund, please delete the second paragraph in its entirety.

Effective October 1, 2021, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete the Portfolio Managers table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	August 2018	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Praveen Kumar	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Brian Lum, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Charlie Broughton, CFA	October 2021	Portfolio Manager, Baillie Gifford & Co.*
Steve Vaughan, CFA	April 2021	Portfolio Manager, Baillie Gifford & Co.*
Arjun Jayaraman, Ph.D., CFA	August 2018	Head of Quantitative Research and Portfolio Manager, Causeway
MacDuff Kuhnert	August 2018	Director and Portfolio Manager, Causeway
Joe Gubler, CFA	August 2018	Director and Portfolio Manager, Causeway
Ryan Myers	January 2021	Director and Portfolio Manager, Causeway
Gregory S. Ise, CFA	August 2018	Portfolio Manager and Business Analyst, WCM
Sanjay Ayer, CFA	August 2018	Portfolio Manager and Business Analyst, WCM

* Baillie Gifford & Co. is the 100% owner of Baillie Gifford.

Effective October 1, 2021, in the section, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/T. Rowe Price U.S. High Yield Fund, please add the following after the last paragraph:

JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million and 0.03% on assets over $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

This Supplement is dated October 22, 2021.

Supplement Dated November 19, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity product(s).

Effective October 15, 2021, for the JNL/PPM America Total Return Fund, please delete all references to and information for Sau Mui, CFA.

Effective October 15, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PPM America Total Return Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael T. Kennedy, CFA	2009	Senior Managing Director, PPM
Josh Settle, CFA	October 2021	Senior Managing Director, PPM
This Supplement is dated November 19, 2021.

Supplement Dated November 19, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective December 31, 2021.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Capital Income Builder Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 70% MSCI All Country World Index (Net)/30% Bloomberg Barclays U.S. Aggregate Bond Index with the 70% Morningstar Global Target Market Exposure Index (Net)/30% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Global Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Global Small Capitalization Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country Word Small Cap Index (Net) with the Morningstar Global Markets Small Cap Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds International Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds New World Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Emerging Markets Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Emerging Markets IMI Index (Net) with the Morningstar Emerging Markets Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager International Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Small Cap NR USD Index with the Morningstar Global Markets ex-US Small Cap Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Mid Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Index (Gross) with the Morningstar US Mid Cap Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Small Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Growth Index (Gross) with the Morningstar US Small Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Small Cap Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Value Index (Gross) with the Morningstar US Small Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL iShares Tactical Moderate Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 40% MSCI All Country World Index (Net)/60% Bloomberg Barclays U.S. Aggregate Bond Index with the 40% Morningstar Global Target Market Exposure Index (Net)/60% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL iShares Tactical Moderate Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL iShares Tactical Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Moderate Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/AQR Large Cap Defensive Style Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Index (Gross) with the Morningstar US Target Market Exposure Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Baillie Gifford International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Advantage International Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World Index (Net) with the Morningstar Developed Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar US Large-Mid Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Causeway International Value Select Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI EAFE Value Index (Net) with the Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar US Large-Mid Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/DFA International Core Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World ex USA Index (Net) with the Morningstar Developed Markets ex-US Target Market Exposure Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/DFA U.S. Core Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Index (Gross) with the Morningstar US Market Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/DFA U.S. Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Cap Index (Gross) with the Morningstar US Small Cap Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Franklin Templeton Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Index/25% MSCI All Country World Index ex USA Index (Net)/25% Bloomberg Barclays U.S. Aggregate Index with the 50% S&P 500 Index/25% Morningstar Global Markets ex-US Target Market Exposure Index/25% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/GQG Emerging Markets Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Emerging Markets Index (Net) with the Morningstar Emerging Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Harris Oakmark Global Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World Index (Net) with the Morningstar Developed Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Heitman U.S. Focused Real Estate Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI U.S. REIT Index (Gross) with the Morningstar US REIT Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Diversified Dividend Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Global Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Growth Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Small Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Growth Index (Gross) with the Morningstar US Small Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan MidCap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Growth Index (Gross) with the Morningstar US Mid Cap Broad Growth Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan U.S. Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Lazard International Strategic Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Loomis Sayles Global Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/MFS Mid Cap Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Value Index (Gross) with the Morningstar US Mid Cap Broad Value Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/RAFI® Fundamental U.S. Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Small Cap Index (Gross) with the Morningstar US Small Cap Extended Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Balanced Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 45% S&P 500 Index/20% MSCI EAFE Index (Net)/35% Bloomberg Barclays U.S. Aggregate Bond Index with the 45% S&P 500 Index/20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net)/35% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Established Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar US Large-Mid Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Mid Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Growth Index (Gross) with the Morningstar US Mid Cap Broad Growth Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard Moderate ETF Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 40% MSCI All Country World Index (Net)/60% Bloomberg Barclays U.S. Aggregate Bond Index with the 40% Morningstar Global Target Market Exposure Index (Net)/60% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard Moderate Growth ETF Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard Growth ETF Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA High Dividend Yield Index (Gross) with the Morningstar US Dividend Composite Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Conservative Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% Bloomberg Barclays U.S. Aggregate Bond Index/15% S&P 500 Index/5% MSCI EAFE Index (Net) with the 80% Bloomberg U.S. Aggregate Bond Index/15% S&P 500 Index/5% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Moderate Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% Bloomberg Barclays U.S. Aggregate Bond Index/30% S&P 500 Index/10% MSCI EAFE Index (Net) with the 60% Bloomberg U.S. Aggregate Bond Index/30% S&P 500 Index/10% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 45% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index (Net) with the 45% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index/15% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% S&P 500 Index/20% Bloomberg Barclays U.S. Aggregate Bond Index/20% MSCI EAFE Index (Net) with the 60% S&P 500 Index/20% Bloomberg U.S. Aggregate Bond Index/20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 65% S&P 500 Index/10% Bloomberg Barclays U.S. Aggregate Bond Index/25% MSCI EAFE Index (Net) with the 65% S&P 500 Index/25% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net)/10% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Conservative Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 20% MSCI All Country World Index (Net)/80% Bloomberg Barclays U.S. Aggregate Bond Index with the 20% Morningstar Global Target Market Exposure Index (Net)/80% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Moderate Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 40% MSCI All Country World Index (Net)/60% Bloomberg Barclays U.S. Aggregate Bond Index with the 40% Morningstar Global Target Market Exposure Index (Net)/60% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Moderate Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Aggressive Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 90% MSCI All Country World Index (Net)/10% Bloomberg Barclays U.S. Aggregate Bond Index with the 90% Morningstar Global Target Market Exposure Index (Net)/10% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

This Supplement is dated November 19, 2021.

Supplement Dated December 30, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective December 9, 2021, for the JNL/Invesco International Growth Fund, please delete all references to and information for Matthew Dennis.

Effective November 29, 2021, for the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Gary Hatton, CFA.

Effective December 1, 2021, for the JNL/American Funds International Fund, please delete all references to and information for Jesper Lyckeus.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Kayne Anderson Rudnick Emerging Markets Small Cap Strategy,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

Emerging market countries include, but are not limited to, all countries represented by the Morningstar Emerging Markets Index (the “Index”). The Index includes, but is not limited to, the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “WCM International Small Cap Growth Strategy,” for the JNL Multi-Manager International Small Cap Fund, please delete the first paragraph in the entirety and replace with the following:

WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morningstar Global Markets ex-US Small Cap Target Market Exposure Index (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the WCM International Small Cap Growth Strategy invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the seventh paragraph in the entirety and replace with the following:

Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the Morningstar Emerging Markets Index. The Sub-Advisers consider a company to be in an emerging or frontier country or market if the company has been registered, incorporated, or organized under the laws of, has headquarters or its principal offices in, or has its stock exchange listing or its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The Sub-Advisers consider a company to be domiciled in a country if the company is registered, incorporated or organized under the laws of that country, has headquarters or its principal place of business in that country, or has its stock exchange listing or its securities principally traded in that country.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “Nuance Mid Cap Value Strategy,” for the JNL Multi-Manager Mid Cap Fund, please delete the fourth paragraph in the entirety and replace with the following:

Nuance Investments, LLC (“Nuance”) invests in securities of medium-capitalization companies. Nuance defines mid-capitalization companies as companies within the range of the smallest and largest members of the Russell Midcap® Index over the last 12 months. The Nuance Mid Cap Value Strategy primarily invests in equities, including depository receipts, of companies organized or traded in the United States that Nuance believes are high quality, though temporarily out of favor. The Nuance Mid Cap Value Strategy's investments may also include preferred or convertible preferred stocks. Although the Nuance Mid Cap Value Strategy will invest primarily in U.S. companies, the Nuance Mid Cap Value Strategy may invest up to 15% of its assets in non-U.S. companies that are classified as “developed” by Morningstar, Inc. (“Morningstar”).

Effective December 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Paul Flynn	January 2017	Partner, Capital World Investors, CRMC
Jonathan Knowles	September 2013	Partner, Capital World Investors, CRMC
Roz Hongsaranagon	December 2021	Partner, Capital World Investors, CRMC

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/AQR Large Cap Defensive Style Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund primarily invests in large-capitalization issuers located in the United States. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, real estate investment trusts, and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, AQR Capital Management, LLC, the Fund’s sub-adviser (“Sub-Adviser”), generally considers large-cap issuers to be those issuers with market capitalizations within the range of the Morningstar US Target Market Exposure Index at the time of purchase. As of December 31, 2020, the market capitalization of the companies comprising the Morningstar US Target Market Exposure Index ranged from $5.3 billion to $2.2 trillion. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Advantage International Fund, please delete section in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the Morningstar Developed Markets ex-North America Target Market Exposure Index (the “Index”) and derivatives that are tied economically to securities of the Index. The Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The Fund’s sub-adviser, BlackRock Investment Management, LLC ("Sub-Adviser”) may invest in securities of medium-capitalization companies. The Sub-Adviser defines mid-capitalization companies as companies with market capitalization of approximately $5 billion to $15 billion, at the time of purchase. Equity securities include common stock, preferred stock, and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps, forward contracts, and contracts for difference, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts.

As of the date of this prospectus, the countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Harris Oakmark Global Equity Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund’s non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund’s sub-adviser, Harris Associate L.P.’s (“Sub-Adviser”), considers emerging markets to be those classified as emerging markets by Morningstar, which are generally located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

Effective December 31, 2021, in the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan Global Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI World Index (Net)/40% Bloomberg Global Aggregate Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg Global Aggregate Index as the Fund’s secondary benchmark.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan U.S. Value Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Morningstar US Large-Mid Cap Broad Value Extended Index (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $4.16 billion to $2.23 trillion.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Lazard International Strategic Equity Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any amount of borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values. The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Sub-Adviser believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, the Sub-Adviser believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity.

As of the date of this prospectus, the countries represented by the Morningstar Developed Markets ex-North America Target Market Exposure Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund may also invest in other developed countries, including Canada, that are not represented in the index.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments or if the security's “country of risk” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar Emerging Markets Index. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/PPM America Total Return Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund may invest up to 20% of its total assets in securities rated below investment grade (sometimes referred to as “high yield” securities or “junk bonds”), including floating rate loans and securities of distressed companies. High yield or junk bonds are bonds that are rated below investment grade (i.e., rated below BBB- or Baa3) by at least one major credit rating agency or, if not rated by any credit rating agency, deemed to be below investment-grade quality by PPM America, Inc. (“Sub-Adviser”). Investment grade securities could include split-rated securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Below investment grade securities offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies of which up to 15% may include securities of issuers based in emerging markets. Emerging market countries are generally considered to be countries with developing economies or markets and may include any country recognized to be an emerging market country by the International Monetary Fund, Morningstar, Inc. or Standard & Poor’s Corporation or recognized to be a developing country by the United Nations. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will generally seek to hedge foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) such that foreign currency exposure will normally be limited to 10% of the Fund’s total assets.

This Supplement is dated December 30, 2021.

Supplement Dated January 21, 2022

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 1, 2022, for the JNL/AQR Large Cap Defensive Style Fund, please delete all references to and information for Ronan Israel, MA.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Global Small Capitalization Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country Word Small Cap Index (Net) with the Morningstar® Global Small Cap Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds International Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” subsection, “WCM International Small Cap Growth Strategy,” for the JNL Multi-Manager International Small Cap Fund, please delete the first paragraph in the entirety and replace with the following:

WCM Investment Management, LLC (“WCM”) constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (“Index”) at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the WCM International Small Cap Growth Strategy invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser’s discretion.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager International Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Small Cap NR USD Index with the Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

Effective January 3, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/AQR Large Cap Defensive Style Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michele L. Aghassi, Ph.D.	June 2019	Principal, AQR
Andrea Frazzini, Ph.D., M.S.	June 2019	Principal, AQR
Lars N. Nielsen, M.Sc.	January 2020	Principal, AQR
Clifford S. Asness, Ph.D., M.B.A.	January 2022	Managing and Founding Principal, AQR
John J. Huss	January 2022	Principal, AQR

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Baillie Gifford International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar® US Large-Mid Cap Broad Growth IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar® US Large-Mid Cap Broad Growth IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Franklin Templeton Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Index/25% MSCI All Country World Index ex USA Index (Net)/25% Bloomberg Barclays U.S. Aggregate Index with the 50% S&P 500 Index/25% Morningstar® Global ex-US Target Market Exposure IndexSM/25% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Diversified Dividend Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Growth Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan U.S. Value Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in common stocks. J.P. Morgan Investment Management, Inc. (“Sub-Adviser”) applies an active equity management style focused on identifying attractively valued securities given their growth potential over a long-term time horizon. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Morningstar® US Large-Mid Cap Broad Value IndexSM (“Index”), which includes both large cap and mid cap companies. As of the reconstitution of the Index on December 31, 2020, the market capitalizations of the companies in the Index ranged from $4.16 billion to $2.23 trillion.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan U.S. Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Established Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar® US Large-Mid Cap Broad Growth IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA High Dividend Yield Index (Gross) with the Morningstar® Dividend Composite IndexSM as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Value Fund, please add the following after the last paragraph:

For consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar® US Large-Mid Cap Broad Value IndexSM as the Fund’s primary benchmark.

Effective January 3, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Neill Nuttall	May 2021	Managing Director, GSAM
Alexandra Wilson-Elizondo	January 2022	Managing Director, GSAM

This Supplement is dated January 21, 2022.

JNL Series Trust
One Corporate Way
Lansing, MI 48951

PRSRT STD
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VADV7338 02/22

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named Mark Wehrle as an Audit Committee financial expert serving on its Audit Committee. Mark Werhle is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2020 and December 31, 2021. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2020	$2,110,839	$94,000	$0	$0
2021	$2,148,492	$70,000	$0	$0

The above Audit-Related Fees for 2020 and 2021 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s registration statement filings.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2020	$0	$0	$0
2021	$0	$0	$0

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2020 was $94,000. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2021 was $70,000.

(h) For the fiscal years ended December 31, 2020 and December 31, 2021, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 3, 2022

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	March 3, 2022

EXHIBIT LIST

Exhibit 13(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.